UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

Bridge Builder Trust

12555 Manchester Road

Des Peres, MO, 63131

(Address of principal executive offices)

Evan S. Posner, Secretary

Bridge Builder Trust

c/o 12555 Manchester Road

Des Peres, MO 63131

(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314) 515-3289

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

a)

The following is a copy of the Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

Semiannual Report

December 31, 2023

(Unaudited)

Bridge Builder Core Bond Fund

Bridge Builder Core Plus Bond Fund

Bridge Builder Municipal Bond Fund

Bridge Builder Municipal High-Income Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Tax Managed Large Cap Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder Tax Managed Small/Mid Cap Fund

Bridge Builder International Equity Fund

Bridge Builder Tax Managed International Equity Fund

Semiannual Report • December 31, 2023

Bridge Builder Mutual Funds

Letter to Shareholders (Unaudited)

Dear Shareholder,

It is our pleasure to provide you with the Bridge Builder Mutual Funds (“Funds” or individually a “Fund”) semiannual report for the six-month period ended December 31, 2023. In this report you will find Fund performance information, summary schedule of investments, financial statements and other important information about each of the Funds.

The Funds are available exclusively through eligible Edward Jones advisory programs. Each Fund uses a multi-manager structure, where several leading asset management firms are selected to invest a portion of a Fund’s assets. Each manager within a Fund brings a unique perspective and investment approach. The Funds are managed according to the key tenets of our investment philosophy: diversification, high quality and a long-term approach.

All of the Funds’ sub-advisers are selected by Olive Street Investment Advisers, LLC (“Olive Street” or “Adviser”), an affiliate of Edward Jones, and approved by the Funds’ Board of Trustees. Olive Street strives to combine complementary investment styles, performance patterns and portfolio characteristics that have generally demonstrated a track record of success.

Since the inception of the Funds, they have provided investors in Edward Jones advisory programs with several important benefits. These benefits include: manager selection with oversight by Edward Jones’ Portfolio Solutions and Investment Management Research teams, access to certain institutional managers and investment strategies that are not available in the retail mutual fund marketplace, the ability to make changes among managers within the Funds in a potentially more tax- and cost-efficient manner, and lower overall Fund costs compared to Morningstar® category averages. As a result, your ownership of the Funds as part of Edward Jones advisory programs has played an important role in the performance of your account.

Over the course of the past six months, there have been no changes to the Funds’ lineup of sub-advisers.

For additional information about the Funds, visit www.bridgebuildermutualfunds.com.

We look forward to playing an important role in helping you pursue your financial goals.

Sincerely,

John Tesoro Chairman, Bridge Builder Trust

Tom Kersting President, Olive Street Investment Advisers, LLC Principal, Edward Jones Investment and Protection Products

Semiannual Report • December 31, 2023	1

Bridge Builder Core Bond Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities and other instruments, such as derivatives and certain investment companies, with economic characteristics similar to fixed income securities. The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, corporate bonds, asset-backed securities, privately issued securities, floating rate securities and mortgage-related and mortgage-backed securities. The Fund may invest in securities issued by foreign entities, including emerging market securities. The Fund may buy or sell futures or swaps to gain or hedge exposure to risk factors or to alter the Fund’s investment characteristics. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Robert W. Baird & Co. Inc. employs an investment philosophy that is implemented strictly in the U.S. dollar-denominated, cash bond market and Baird normally invests in U.S. government and other public sector entities, asset-backed securities and mortgage-backed securities of U.S. and U.S. dollar-denominated foreign issuers, and corporate debt of U.S. and foreign issuers.	J.P. Morgan Investment Management, Inc. incorporates a bottom-up, value-oriented approach in managing its allocated portion of the Fund’s assets.	Loomis, Sayles & Company, L.P. employs an investment philosophy that focuses on research-driven, relative value investing on a risk-adjusted basis, seeking to add value primarily through security selection while continually managing risk in the portfolio.	PGIM, Inc. uses a team approach to attempt to add value by tilting toward fixed-income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.

Average Annual Total Returns as of December 31, 2023

	1 Year	5 Years	Since Inception (10/28/2013)
Bridge Builder Core Bond Fund	6.45%	1.68%	2.12%
Bloomberg U.S. Aggregate Bond Index	5.53%	1.10%	1.68%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.34%(1)and 0.13%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	35.7%
Corporate Bonds	28.5
Government Related	21.2
Asset-Backed Obligations	11.3
Short-Term Investments	3.3
Preferred Stocks	0.0	*

*	Amount less than 0.05%.

2	Semiannual Report • December 31, 2023

Bridge Builder Core Plus Bond Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Plus Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities of any maturity or duration and other instruments, such as derivatives, with economic characteristics similar to fixed income securities, and certain investment companies that seek to track the performance of fixed income securities. The Fund’s assets are allocated across different fixed- income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, corporate bonds, asset-backed securities, privately issued securities, floating rate securities, and mortgage-related and mortgage-backed securities. The Fund may invest in high-yield securities deemed below investment grade, and securities issued by foreign entities, including emerging market securities. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Pacific Investment Management Company LLC seeks to achieve the Fund’s investment objective by investing in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by derivatives such as forwards, futures contracts or swap agreements.	BlackRock Investment Management, LLC will buy or sell securities whenever its portfolio management team sees an appropriate opportunity. Under normal circumstances, BlackRock invests primarily in fixed income securities and derivatives with similar economic characteristics.	Loomis, Sayles & Company, L.P. generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles also analyzes different sectors of the economy and differences in the yields of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risks.	Metropolitan West Asset Management, LLC employs a value-oriented fixed-income management philosophy and an investment process predicated on a long-term economic outlook.

Average Annual Total Returns as of December 31, 2023

	1 Year	5 Years	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	6.68%	2.15%	2.22%
Bloomberg U.S. Aggregate Bond Index	5.53%	1.10%	1.50%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.42%(1) and 0.20%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Semiannual Report • December 31, 2023	3

Bridge Builder Core Plus Bond Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	35.0%
Corporate Bonds	23.9
Government Related	18.8
Short-Term Investments	11.3
Asset-Backed Obligations	9.7
Bank Loans	0.8
Convertible Securities	0.3
Common Stocks	0.1
Convertible Preferred Stocks	0.1
Warrants	–	*
Preferred Stocks	–	*

*	A zero balance.

4	Semiannual Report • December 31, 2023

Bridge Builder Municipal Bond Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund”) is to provide current income exempt from federal tax, with a secondary goal of preservation of investment principal.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax. These municipal securities include debt obligations issued by or on behalf of a state or local entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes. Interest may be includable in taxable income for certain non-corporate taxpayers subject to the federal alternative minimum tax. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

FIAM LLC uses a municipal bond index as a guide in structuring and selecting its investments for its allocated portion of the Fund’s assets. FIAM considers a variety of factors when selecting investments, including the credit quality of issuers, security-specific features, current valuations relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuations.	MacKay Shields, LLC believes strong long-term performance can be achieved through an actively managed, research-driven, relative-value approach. Their investment strategy combines a top-down macro view with bottom-up credit research driven security selection. In doing so, the investment process seeks to identify mispricings and opportunities for total return with an emphasis and focus on risk management.	BlackRock Investment Management, LLC takes a top-down, bottom-up approach with a flexible investment framework. Their security selection process is based on the relative value outlook and the quantitative assessment of the security and portfolio. BlackRock seeks total return derived primarily from coupon interest, and secondarily, capital appreciation.

Average Annual Total Returns as of December 31, 2023

	1 Year	5 Years	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	6.35%	2.25%	2.33%
Bloomberg Municipal 1-15 Year Index	5.26%	2.17%	2.25%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.38%(1) and 0.15%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
General Revenue	27.4%
General Obligation	21.6
Transportation	16.0
Utilities	10.6
Healthcare	9.2
Housing	6.8
Education	6.5
Short-Term Investments	1.9

Breakdown by State	(% of Long-Term Investments)
New York	12.1%
Texas	12.0
Illinois	8.7
California	6.6
Florida	5.4
Pennsylvania	4.0
Georgia	3.7
New Jersey	3.5
Michigan	3.5
Alabama	2.9
Other	37.6

Semiannual Report • December 31, 2023	5

Bridge Builder Municipal High-Income Bond Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Municipal High-Income Bond Fund (the “Fund”) is to provide current income exempt from federal tax.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax. These municipal securities include debt obligations issued by or on behalf of a state or local entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes. Interest may be includable in taxable income for certain taxpayers subject to the federal alternative minimum tax. Additionally, the Fund invests at least 50% of its assets in municipal securities rated Baa1 or lower by Moody’s Investors Service, Inc., BBB+ or lower by Standard & Poor’s Corporation, or an equivalent rating by another nationally recognized securities rating organization, or in unrated securities that a sub-adviser of the Fund believes are of comparable quality. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

T. Rowe Price Associates Inc. uses an active investment management approach that emphasizes the value of in-depth fundamental credit research, diversification and risk management practices. By using fundamental research, T. Rowe Price seeks to add value through sector weights and issue selection over a full market cycle.	Capital International, Inc. utilizing a system of multiple portfolio managers in managing its allocated portion of the Fund’s assets, seeks to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities.

Average Annual Total Returns as of December 31, 2023

Since Inception (4/13/2023)
Bridge Builder Municipal High-Income Bond Fund	3.60%
Bloomberg Municipal 65% High-Grade/35% High Yield Index	3.10%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.41%(1) and 0.18%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
General Revenue	40.5%
Healthcare	16.8
Transportation	14.3
Education	7.9
General Obligation	7.1
Housing	6.4
Utilities	5.2
Short-Term Investments	1.8
Common Stocks	0.0	*

*	Amount less than 0.05%.

Breakdown by State	(% of Long-Term Investments)
California	9.5%
Puerto Rico	8.8
Illinois	6.5
Texas	6.1
New York	6.1
Florida	4.9
Pennsylvania	4.8
Ohio	4.8
New Jersey	4.5
Virginia	4.2
Other	39.8

6	Semiannual Report • December 31, 2023

Bridge Builder Large Cap Growth Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies that seek to track the performance of securities of large capitalization companies. Large capitalization companies are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Lazard Asset Management LLC invests primarily in equity securities of U.S. companies that it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values.	Sustainable Growth Advisers, LP seeks to identify large-capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that, in SGA’s judgement, have the potential for long-term earnings growth within the context of low business risk.	Jennison Associates LLC invests in equity and equity-related companies that have strong capital appreciation potential. It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and are believed to be attractively valued.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies.

Average Annual Total Returns as of December 31, 2023

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Growth Fund	32.20%	16.47%	12.56%
Russell 1000® Growth Index	42.68%	19.50%	14.86%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.46%(1) and 0.19%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	28.0%
Financials	16.1
Consumer Discretionary	14.9
Healthcare	14.3
Communication Services	8.7
Industrials	5.3
Materials	3.5
Consumer Staples	3.3
Real Estate	2.2
Energy	1.9
Short-Term Investments	1.8
Utilities	0.0	*

*	Amount less than 0.05%.

Top Ten Equity Holdings	(% of Net Assets)
Microsoft Corp.	8.4%
Amazon.com, Inc.	6.5
Visa, Inc. – Class A	3.7
Alphabet, Inc. – Class A	3.4
UnitedHealth Group, Inc.	3.1
NVIDIA Corp.	2.6
Apple, Inc.	2.2
Salesforce, Inc.	2.0
Danaher Corp.	1.9
Alphabet, Inc. – Class C	1.9

Semiannual Report • December 31, 2023	7

Bridge Builder Large Cap Value Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies, with economic characteristics that seek to track the performance of securities of large capitalization companies. Large capitalization companies are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Artisan Partners Limited Partnership employs a fundamental investment process to construct a diversified portfolio of equity securities that are undervalued, in solid financial condition and have attractive business economics.

Barrow, Hanley, Mewhinney & Strauss, LLC searches for companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time.

In its valuation framework, Barrow

Hanley strives to construct portfolios that trade at levels below the market across multiple metrics, such as the price-to-earnings and the price-to-book ratios, while simultaneously delivering an above-market dividend yield.

		Wellington Management Company, LLP uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above-average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long-term.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies.
LSV Asset Management primarily invests in large and medium capitalization U.S. companies and uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.	T. Rowe Price Associates, Inc. active investment approach emphasizes the value of large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued. T. Rowe Price’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

Average Annual Total Returns as of December 31, 2023

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Value Fund	13.81%	13.88%	9.89%
Russell 1000® Value Index	11.46%	10.91%	8.07%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.45%(1) and 0.23%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

8	Semiannual Report • December 31, 2023

Bridge Builder Large Cap Value Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	19.5%
Industrials	15.1
Healthcare	13.3
Information Technology	9.3
Consumer Staples	9.1
Consumer Discretionary	8.1
Communication Services	6.8
Energy	5.8
Materials	4.5
Real Estate	3.4
Utilities	2.8
Short-Term Investments	2.3

Top Ten Equity Holdings	(% of Net Assets)
Medtronic Plc	1.3%
Merck & Co., Inc.	1.3
Comcast Corp. – Class A	1.3
Visa, Inc. – Class A	1.3
Microsoft Corp.	1.2
Alphabet, Inc. – Class C	1.2
UnitedHealth Group, Inc.	1.2
US Bancorp	1.2
Philip Morris International, Inc.	1.2
Chubb Ltd.	1.2

Semiannual Report • December 31, 2023	9

Bridge Builder Tax Managed Large Cap Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of Bridge Builder Tax Managed Large Cap Fund (the “Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies, with economic characteristics that seek to track the performance of securities of large capitalization companies. Large capitalization companies are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric”) as overlay manager, as described in greater detail below. As overlay manager, Parametric has limited authority to vary from the model portfolios provided by the Fund’s sub-advisers, primarily for the purpose of efficient tax management of the Fund’s securities transactions. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

T. Rowe Price Associates, Inc. seeks long-term capital appreciation and recommends primarily large capitalization companies with above-average rate of earnings and cash flow growth, as well as companies that T. Rowe Price believes have the ability to sustain earnings momentum even during times of slow economic growth.	ClearBridge Investments, LLC seeks long-term appreciation of capital with individual company selection and management of cash reserves. ClearBridge typically recommends medium and large capitalization U.S. companies, but may also recommend small capitalization companies and foreign companies, selecting from among a strong core of growth and value stocks consisting primarily of blue-chip companies dominant in their industries. ClearBridge may also recommend companies with prospects for sustained earnings growth and/or a cyclical earnings record.	Barrow, Hanley, Mewhinney & Strauss, LLC recommends companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In its valuation framework, Barrow Hanley strives to construct portfolios that trade at levels below the market across multiple metrics (e.g., price/earnings, price/book value) while simultaneously delivering an above-market dividend yield.	Parametric Portfolio Associates LLC serves as the Fund’s overlay manager and also serves as the Fund’s direct indexing manager. As the Fund’s direct indexing manager, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to the S&P 500 Growth Index and S&P 500 Value Index. As the Fund’s overlay manager, Parametric constructs a portfolio that represents the aggregation of the model portfolios of the Fund’s sub-advisers, including with respect to each direct indexing portion of the Fund, at weightings set by Olive Street Investment Advisers, LLC, the Fund’s investment adviser. In this role, Parametric manages the impact of taxes through active tax management strategies, including tax lot management, which impacts tax loss harvesting, capital gain deferral, and the minimization of wash sales.

Average Annual Total Returns as of December 31, 2023

Bridge Builder Tax Managed Large Cap Fund	1 Year	Since Inception (6/1/2022)
Return Before Taxes	24.86%	12.50%
Return After Taxes on Distributions	24.53%	12.25%
Return After Taxes on Distributions and Sale of Fund Shares	14.95%	9.58%
S&P 500 Index	26.29%	11.86%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.50%(1) and 0.30%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

10	Semiannual Report • December 31, 2023

Bridge Builder Tax Managed Large Cap Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

The returns presented in this table reflect the return before taxes; the return after taxes on dividends and capital gain distributions; and the return after taxes on dividends, capital gain distributions, and gains (or losses) from the redemption of shares held for 1 year or since-inception periods, as applicable. After-tax returns reflect the highest federal income tax rates but exclude state and local taxes. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains that were in effect for the period(s) presented in the table. During periods when the Fund incurs a loss, the post-liquidation after-tax return may exceed the Fund’s other returns because the loss generates a tax benefit that is factored into the result. An investor’s actual after-tax return will likely differ from those shown and depend on his or her tax situation. The Fund’s past returns (before and after taxes) do not necessarily indicate future performance. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	24.3%
Financials	14.2
Healthcare	12.3
Industrials	10.3
Consumer Discretionary	9.0
Communication Services	8.9
Materials	5.1
Energy	4.9
Consumer Staples	4.1
Real Estate	2.5
Short-Term Investments	2.3
Utilities	2.1

Top Ten Equity Holdings	(% of Net Assets)
Microsoft Corp.	7.0%
Apple, Inc.	5.0
Amazon.com, Inc.	3.1
Alphabet, Inc. – Class A	2.5
UnitedHealth Group, Inc.	2.3
NVIDIA Corp.	2.3
Berkshire Hathaway, Inc. – Class B	1.8
Meta Platforms, Inc. – Class A	1.7
Visa, Inc. – Class A	1.6
Vertiv Holdings Co. – Class A	1.5

Semiannual Report • December 31, 2023	11

Bridge Builder Small/Mid Cap Growth Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small- and mid-capitalization companies and other instruments, such as certain investment companies, that seek to track the performance of small- and mid- capitalization companies. Small- and mid-capitalization companies are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Eagle Asset Management, Inc. invests primarily in smallcapitalization companies. The team generally focuses on investing in small-capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. Eagle uses a three-pronged investment philosophy: quality, valuation and balance.	Champlain Investment Partners, LLC seeks capital appreciation by investing mainly in equity securities of mid-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain expects to identify a diversified universe of mid-sized companies that trade at a discount to their estimated or intrinsic fair values.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating as closely as practicable the capitalization-weighted total rate of return of the segments of the United States market for publicly traded equity securities represented by the Russell Midcap® Growth Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small-capitalization companies.	Driehaus Capital Management LLC primarily invests in the equity securities of U.S. small capitalization and U.S. medium capitalization companies. Driehaus believes that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. Investment decisions involve evaluating a company’s competitive position and industry dynamics, identifying potential growth catalysts and assessing the financial position of the company.
Victory Capital Management Inc. primarily invests in the equity securities of U.S. small capitalization companies. Victory Capital employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Valuation is an integral part of the growth investment process and purchase decisions are based on the team’s expectation of the potential reward relative to risk of each security.	Stephens Investment Management Group, LLC employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets.	Artisan Partners Limited Partnership employs a fundamental investment process to construct a diversified portfolio of U.S. mid-capitalization growth companies. The team seeks to invest in companies that it believes possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value.

Average Annual Total Returns as of December 31, 2023

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Growth Fund	20.97%	11.37%	9.15%
Russell 2500® Growth Index	18.93%	11.43%	8.38%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.66%(1) and 0.38%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

12	Semiannual Report • December 31, 2023

Bridge Builder Small/Mid Cap Growth Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	24.6%
Industrials	20.5
Healthcare	20.0
Consumer Discretionary	10.0
Financials	9.8
Consumer Staples	5.4
Communication Services	2.9
Short-Term Investments	2.3
Energy	2.2
Materials	1.2
Real Estate	1.0
Utilities	0.1

Top Ten Equity Holdings	(% of Net Assets)
DexCom, Inc.	1.4%
Tradeweb Markets, Inc. – Class A	1.2
Fortive Corp.	1.1
Veeva Systems, Inc. – Class A	1.1
West Pharmaceutical Services, Inc.	0.9
Synopsys, Inc.	0.9
Zscaler, Inc.	0.9
Atlassian Corp. – Class A	0.9
Repligen Corp.	0.9
Axon Enterprise, Inc.	0.9

Semiannual Report • December 31, 2023	13

Bridge Builder Small/Mid Cap Value Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small- and mid-capitalization companies and other instruments, such as certain investment companies, that seek to track the performance of securities of small- and mid-capitalization companies. Small- and mid-capitalization companies are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Vaughan Nelson Investment Management, LP uses a bottom-up value-oriented investment process. Vaughan Nelson seeks companies with the following characteristics: companies earning a positive return on capital with stable-to-improving returns, valued at a discount to their asset value and/or having an attractive and sustainable dividend level.	Boston Partners Global Investors, Inc. primarily invests in medium-capitalization companies and uses bottom-up fundamental analysis to make investment decisions. Boston Partners’ strategy seeks to add value through bottom-up stock selection. The strategy is designed to identify companies with attractive valuation, sound business fundamentals and improving business momentum.	Silvercrest Asset Management Group LLC primarily invests in small- capitalization companies that typically possess, in the opinion of the portfolio manager, one or more of the following attributes: business that results in relatively consistent longer-term earnings and cash flow growth, franchise/asset value that may make the company attractive to potential acquirers, cyclically depressed earnings and/or cash flow that has potential for improvement, or a catalyst that will promote recognition of the company’s undervalued status.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating as closely as practicable the capitalization-weighted total rate of return of the segments of the United States market for publicly traded equity securities represented by the Russell Midcap® Value Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small-capitalization companies.
LSV Asset Management primarily invests in medium-capitalization companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value.	Diamond Hill Capital Management, Inc. typically invests in U.S. equity securities of small to mid-market capitalization companies. Diamond Hill’s objective is to seek long-term capital appreciation by investing in companies selling for less than Diamond Hill’s estimate of intrinsic value.	MFS Investment Management primarily invests in securities of companies with small capitalizations. MFS focuses on investing in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). MFS uses an active bottom-up investment approach to buying and selling investments. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.	American Century Investment Management, Inc. looks for equity securities of smaller companies whose stock price may not reflect the company’s value. The portfolio managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the portfolio managers believe more accurately reflects the value of the company.

Average Annual Total Returns as of December 31, 2023

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Value Fund	15.04%	12.29%	7.55%
Russell 2500® Value Index	15.98%	10.79%	7.38%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.67%(1) and 0.41%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

14	Semiannual Report • December 31, 2023

Bridge Builder Small/Mid Cap Value Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Industrials	20.9%
Financials	20.0
Consumer Discretionary	11.7
Information Technology	9.4
Real Estate	8.0
Materials	7.8
Healthcare	6.8
Energy	5.8
Utilities	3.5
Consumer Staples	3.2
Short-Term Investments	1.8
Communication Services	1.1

Top Ten Equity Holdings	(% of Net Assets)
Extra Space Storage, Inc.	0.8%
Parker-Hannifin Corp.	0.8
EastGroup Properties, Inc.	0.7
Ameriprise Financial, Inc.	0.6
AMETEK, Inc.	0.6
Skechers USA, Inc. – Class A	0.6
Vistra Corp.	0.5
Diamondback Energy, Inc.	0.5
Zions Bancorp N.A.	0.5
Monolithic Power Systems, Inc.	0.5

Semiannual Report • December 31, 2023	15

Bridge Builder Tax Managed Small/Mid Cap Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of Bridge Builder Tax Managed Small/Mid Cap Fund (the “Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small- and mid-capitalization companies and other instruments, such as certain investment companies, with economic characteristics that seek to track the performance of securities of small- and mid-capitalization companies. Small- and mid-capitalization companies are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric”) as overlay manager, as described in greater detail below. As overlay manager, Parametric has limited authority to vary from the model portfolios provided by the Fund’s sub-advisers, primarily for the purpose of efficient tax management of the Fund’s securities transactions. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Goldman Sachs Asset Management, L.P. seeks long-term growth of capital and recommends primarily small- and medium-capitalization U.S. companies, and may also recommend foreign companies. Goldman Sachs utilizes a fundamental process to evaluate companies based on specific characteristics it believes indicate a high-quality business with sustainable growth. These specific characteristics include strong business franchises, favorable long-term prospects, and excellent management. Goldman Sachs also considers the valuation of a company in recommending its purchase or sale.	J.P. Morgan Investment Management Inc. employs fundamental bottom-up investment process that combines research, valuation, and stock selection to identify companies that have a history of above-average growth or which it believes will achieve above-average growth in the future. J.P. Morgan expects to recommend the investment of equity securities of mid-capitalization companies and seeks growth companies with leading competitive positions that can achieve sustainable growth.	Neuberger Berman Investment Advisers LLC seeks to recommend investments mainly in small- and medium-capitalization U.S. companies and may also recommend foreign companies. Neuberger Berman seeks to reduce risk by diversifying among companies and industries and may, at times, emphasize certain sectors that it believes will benefit from market or economic trends. Neuberger Berman focuses on companies that it believes to be high quality companies that have strong current market shares and balance sheets, and whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these companies may include: a history of above-average returns, an established market niche, circumstances that would make it difficult for new competitors to enter the market, the ability to finance their own growth, and/or a belief by Neuberger Berman that the company has sound future business prospects.	AllianceBernstein L.P. recommends primarily small- and medium-capitalization U.S. companies that it believes are undervalued by using AllianceBernstein’s fundamental value approach. In making recommendations, AllianceBernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

16	Semiannual Report • December 31, 2023

Bridge Builder Tax Managed Small/Mid Cap Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Allspring Global Investments, LLC recommends medium-capitalization companies and looks for undervalued companies that it believes have the potential for above average capital appreciation with below average risk. Allspring searches for companies with favorable reward-to-risk ratios and that possess, a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable cash flows. Typical investments recommended by Allspring include stocks of companies that are generally out of favor in the marketplace or are undergoing reorganization or other corporate action that may create above-average price appreciation.	Parametric Portfolio Associates LLC serves as the Fund’s overlay manager and also serves as the Fund’s direct indexing manager. As the Fund’s direct indexing manager, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to the Russell Midcap® Growth Index, Russell Midcap® Value Index, Russell 2000® Growth Index and Russell 2000® Value Index. As the Fund’s overlay manager, Parametric constructs a portfolio that represents the aggregation of the model portfolios of the Fund’s sub-advisers, including with respect to each direct indexing portion of the Fund, at weightings set by Olive Street Investment Advisers, LLC, the Fund’s investment adviser. In this role, Parametric manages the impact of taxes through active tax management strategies, including tax lot management, which impacts tax loss harvesting, capital gain deferral, and the minimization of wash sales.

Average Annual Total Returns as of December 31, 2023

Bridge Builder Tax Managed Small/Mid Cap Fund	1 Year	Since Inception (6/1/2022)
Return Before Taxes	16.30%	9.00%
Return After Taxes on Distributions	16.08%	8.82%
Return After Taxes on Distributions and Sale of Fund Shares	9.81%	6.89%
Russell 2500® Index	17.42%	7.22%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.76%(1) and 0.52%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The returns presented in this table reflect the return before taxes; the return after taxes on dividends and capital gain distributions; and the return after taxes on dividends, capital gain distributions, and gains (or losses) from the redemption of shares held for 1 year or since-inception periods, as applicable. After-tax returns reflect the highest federal income tax rates but exclude state and local taxes. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains that were in effect for the period(s) presented in the table. During periods when the Fund incurs a loss, the post-liquidation after-tax return may exceed the Fund’s other returns because the loss generates a tax benefit that is factored into the result. An investor’s actual after-tax return will likely differ from those shown and depend on his or her tax situation. The Fund’s past returns (before and after taxes) do not necessarily indicate future performance. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Semiannual Report • December 31, 2023	17

Bridge Builder Tax Managed Small/Mid Cap Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Industrials	23.1%
Information Technology	15.5
Financials	13.4
Healthcare	12.1
Consumer Discretionary	12.1
Real Estate	4.7
Energy	4.6
Materials	4.6
Consumer Staples	3.7
Utilities	2.2
Short-Term Investments	2.2
Communication Services	1.8

Top Ten Equity Holdings	(% of Net Assets)
Pool Corp.	0.8%
Lattice Semiconductor Corp.	0.7
Republic Services, Inc. – Class A	0.7
Lincoln Electric Holdings, Inc.	0.7
AerCap Holdings NV	0.7
Fair Isaac Corp.	0.7
MasTec, Inc.	0.6
Church & Dwight Co., Inc.	0.6
Carlisle Companies, Inc.	0.6
CBRE Group, Inc. – Class A	0.6

18	Semiannual Report • December 31, 2023

Bridge Builder International Equity Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder International Equity Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities and other instruments, such as derivative instruments, with economic characteristics similar to equity securities, and certain investment companies that seek to track the performance of equity securities. The Fund primarily invests in non-U.S. companies. A non-U.S. company is a company economically tied to a country other than the United States. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Baillie Gifford Overseas Limited primarily uses proprietary, fundamental research to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics and sustainable competitive advantages. When evaluating individual companies for investment, Baillie Gifford normally focuses on growth/quality, management, valuation and sell discipline.	BlackRock Investment Management, LLC invests in international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices.	Marathon Asset Management Limited invests primarily in equity securities of non-U.S. issuers in developed and emerging market countries. Marathon-London employs a bottom-up, fundamental investment philosophy focused on identifying attractive long-term investment opportunities that can arise as a result of certain “capital cycle” conditions which guides Marathon-London to invest in stocks in industries where consolidation has occurred and return on investment is expected to rise and/or where barriers to entry exist that may allow elevated return on investment to persist for longer than the market expects. Marathon-London’s portfolio is expected to have low turnover, to be well-diversified, and to have a bias towards the smaller-capitalization segments of the market.
Pzena Investment Management, LLC focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long term prospects.	Mondrian Investment Partners Limited invests primarily in equity securities of non-U.S. large-capitalization issuers, including the securities of emerging market companies, that it believes are undervalued at the time of purchase based on fundamental value analysis employed by Mondrian. Portfolio construction is primarily driven by detailed bottom-up stock selection, based on rigorous dividend discount valuation analysis.	WCM Investment Management LLC uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry-leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations.

Average Annual Total Returns as of December 31, 2023

	1 Year	5 Years	Since Inception (7/6/2015)
Bridge Builder International Equity Fund	17.27%	8.23%	5.62%
MSCI EAFE Index	18.24%	8.16%	5.17%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.63%(1) and 0.36%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Semiannual Report • December 31, 2023	19

Bridge Builder International Equity Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Industrials	20.5%
Financials	16.9
Consumer Discretionary	13.7
Healthcare	12.1
Information Technology	10.9
Consumer Staples	9.0
Materials	4.8
Energy	3.6
Communication Services	3.6
Utilities	3.0
Short-Term Investments	1.5
Real Estate	0.4

Top Ten Equity Holdings	(% of Net Assets)
Novo Nordisk – Class B	1.6%
Enel SpA	1.3
Shell Plc	1.3
United Overseas Bank Ltd.	1.3
BP Plc	1.2
Sanofi SA	1.2
Koninklijke Philips NV	1.2
MercadoLibre, Inc.	1.1
Canadian Pacific Kansas City Ltd.	1.0
Lloyds Banking Group Plc	1.0

Country Breakdown	(% of Long-Term Investments)
Japan	19.0%
United Kingdom	18.6
France	9.8
Netherlands	6.4
Germany	5.7
Switzerland	4.5
Italy	3.4
Ireland	3.0
Sweden	2.9
Denmark	2.8
Other	23.9

20	Semiannual Report • December 31, 2023

Bridge Builder Tax Managed International Equity Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Tax Managed International Equity Fund (the “Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities and other instruments, such as certain investment companies, with economic characteristics that seek to track the performance of equity securities. The Fund primarily invests in non-U.S. companies. A non-U.S. company is a company economically tied to a country other than the United States. The Fund implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric”) as overlay manager, as described in greater detail below. As overlay manager, Parametric has limited authority to vary from the model portfolios provided by the Fund’s sub-advisers, primarily for the purpose of efficient tax management of the Fund’s securities transactions. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Pzena Investment Management, LLC focuses on deep value investing, seeking to identify international companies that are trading at prices substantially below their intrinsic value but have solid long-term prospects. Pzena may also recommend investments in emerging markets companies. Pzena performs fundamental research using a bottom-up security selection process.

T. Rowe Price Associates, Inc.

seeks long-term growth of capital through investments in non-U.S. companies. T. Rowe Price recommends investments in companies with a favorable combination of growth prospects and valuation. Several of the characteristics T. Rowe Price looks for include accelerating earnings and cash flow growth, reasonable valuation, and barriers to entry at industry and product level.

	Walter Scott & Partners Limited seeks a favorable real rate of return over the long term. Walter Scott seeks companies that perform relatively well and grow to a higher weight in the strategy based on fundamental company analysis and a bottom-up research process. Walter Scott recommends the purchase of these companies with no near-term expectation of recommending the sale of such companies. Walter Scott’s approach expects the strategy to realize low portfolio turnover.	Parametric Portfolio Associates LLC serves as the Fund’s overlay manager and also serves as the Fund’s direct indexing manager. As the Fund’s direct indexing manager, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to the MSCI EAFE Growth Index and the MSCI EAFE Value Index. As the Fund’s overlay manager, Parametric constructs a portfolio that represents the aggregation of the model portfolios of the Fund’s sub-advisers, including with respect to each direct indexing portion of the Fund, at weightings set by Olive Street Investment Advisers, LLC, the Fund’s investment adviser. In this role, Parametric manages the impact of taxes through active tax management strategies, including tax lot management, which impacts tax loss harvesting, capital gain deferral, and the minimization of wash sales.

Average Annual Total Returns as of December 31, 2023

Bridge Builder Tax Managed International Equity Fund	1 Year	Since Inception (6/1/2022)
Return Before Taxes	17.80%	8.09%
Return After Taxes on Distributions	17.47%	7.83%
Return After Taxes on Distributions and Sale of Fund Shares	11.11%	6.29%
MSCI EAFE Index	18.24%	9.20%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.73%(1) and 0.47%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

Semiannual Report • December 31, 2023	21

Bridge Builder Tax Managed International Equity Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

The returns presented in this table reflect the return before taxes; the return after taxes on dividends and capital gain distributions; and the return after taxes on dividends, capital gain distributions, and gains (or losses) from the redemption of shares held for 1 year or since-inception periods, as applicable. After-tax returns reflect the highest federal income tax rates but exclude state and local taxes. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains that were in effect for the period(s) presented in the table. During periods when the Fund incurs a loss, the post-liquidation after-tax return may exceed the Fund’s other returns because the loss generates a tax benefit that is factored into the result. An investor’s actual after-tax return will likely differ from those shown and depend on his or her tax situation. The Fund’s past returns (before and after taxes) do not necessarily indicate future performance. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Industrials	17.4%
Healthcare	15.8
Financials	15.8
Consumer Discretionary	13.0
Information Technology	11.7
Consumer Staples	8.7
Materials	7.4
Energy	2.9
Utilities	2.3
Short-Term Investments	2.3
Communication Services	1.8
Real Estate	0.9

Top Ten Equity Holdings	(% of Net Assets)
Roche Holding AG	1.9%
Novo Nordisk – Class B	1.9
ASML Holding NV	1.7
Nestle SA	1.6
SAP SE	1.3
Sanofi SA	1.2
Novartis AG	1.2
L’Oreal SA	1.1
TotalEnergies SE	1.1
Compass Group Plc	1.1

Country Breakdown	(% of Long-Term Investments)
Japan	18.7%
France	13.8
United Kingdom	11.5
Germany	9.7
Switzerland	9.3
Netherlands	6.3
Canada	3.5
Australia	3.3
Denmark	3.2
Hong Kong	3.0
Other	17.7

22	Semiannual Report • December 31, 2023

Bridge Builder Mutual Funds

Fund Characteristics and Fund Performance (Unaudited)

Disclosures

(1)	The Gross Expense Ratio, per the Fund’s prospectus, includes all categories of expenses before any expense reductions or fee waivers.
(2)	Olive Street has contractually agreed, until at least October 28, 2024, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s Sub-advisers. This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to recoupment by Olive Street.
(3)	Fund holdings, sector and portfolio characteristics are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. The value of your investment in a Fund could go down as well as up. Investing in the bond market is subject to certain risks including market, credit, interest-rate and liquidity. Investments in asset-backed, mortgage-related and mortgage-backed securities may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security.

Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The risks to the municipal bond market can include unusual volatility, liquidity issues, the inability of the issuer to repay the obligation and a tax risk to the investor if the municipal obligation fails to meet requirements. There is no guarantee that all of the municipal bond income will remain exempt from federal or state income taxes. Investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. Investments in large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies. Investments in small-and mid-cap companies may involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in non-U.S. dollar-denominated foreign securities (including emerging market securities) may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Certain Funds are managed to seek to minimize tax consequences to shareholders, but there is no guarantee that such Funds will be able to operate without incurring taxable income and gains to shareholders. Multi-manager and multi-style management may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

You cannot invest directly in an index.

DEFINITIONS

Bloomberg U.S. Aggregate Bond Index measures the performance of the U.S. dollar-denominated investment grade, fixed-rate taxable bond market.

Bloomberg Municipal 1-15 Year Index (1-17) is a subset of the Bloomberg Municipal Bond Index covering only maturities between 1 and 17 years. The Bloomberg Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities greater than one year and a minimum credit rating of Baa.

Bloomberg Municipal 65% High-Grade/35% High Yield Index is an unmanaged index composed of investment and non-investment-grade bonds, with a 65% weighting in the U.S. Municipal Index and a 35% weighting to the Municipal High Yield Index.

Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base. Free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value. Without cash, it’s tough to develop new products, make acquisitions, pay dividends and reduce debt.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets.

Price to Earnings Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. It is calculated by dividing the current closing price of the stock by the earnings per share of the last four quarters.

Price to Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Russell 1000® Index consists of the largest 1,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

Semiannual Report • December 31, 2023	23

Bridge Builder Mutual Funds

Fund Characteristics and Fund Performance (Unaudited) (Continued)

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500® Index measures the performance of the small-to mid-cap segment of the U.S. equity universe.

The Russell 2500® Growth Index measures the performance of the small-to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500® Value Index measures the performance of the small-to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest publicly held companies incorporated in the U.S. based on market capitalization.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The S&P 500® Growth Index, an unmanaged index, measures the performance of the large capitalization growth segment of the U.S. equity market. It consists of those stocks in the S&P 500® Index exhibiting the strongest growth characteristics based on: (i) sales growth; (ii) the ratio of earnings change to price; and (iii) momentum.

The S&P 500® Value Index, an unmanaged index, measures the performance of the large capitalization value segment of the U.S. equity market. It consists of those stocks in the S&P 500® Index exhibiting the strongest value characteristics based on the ratios of book value, earnings, and sales to price.

24	Semiannual Report • December 31, 2023

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees and other Fund expenses; and (2) program and administrative fees you pay for participating in an eligible investment advisory program sponsored by Edward Jones (an “Advisory Program”), which are charged outside of the Funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of owning shares of a Fund only and do not reflect annual program and administrative fees you pay for participating in an eligible Advisory Program. If fees of an Advisory Program had been included, your costs would have been higher. The second line of the table for each Fund is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

			Beginning account value	Ending account value	Annualized Expense Ratio	Expenses paid during the period
Bridge Builder Core Bond Fund
	Actual	*	$1,000.00	$1,037.00	0.13%	$0.67
	Hypothetical	*	1,000.00	1,024.48		0.66
Bridge Builder Core Plus Bond Fund
	Actual	*	1,000.00	1,038.70	0.17	0.87
	Hypothetical	*	1,000.00	1,024.28		0.87
Bridge Builder Municipal Bond Fund
	Actual	*	1,000.00	1,036.50	0.13	0.67
	Hypothetical	*	1,000.00	1,024.48		0.66
Bridge Builder Municipal High-Income Bond Fund
	Actual	*	1,000.00	1,035.90	0.19	0.97
	Hypothetical	*	1,000.00	1,024.18		0.97
Bridge Builder Large Cap Growth Fund
	Actual	*	1,000.00	1,100.00	0.18	0.95
	Hypothetical	*	1,000.00	1,024.23		0.92
Bridge Builder Large Cap Value Fund
	Actual	*	1,000.00	1,071.60	0.23	1.20
	Hypothetical	*	1,000.00	1,023.98		1.17
Bridge Builder Tax Managed Large Cap Fund
	Actual	*	1,000.00	1,087.00	0.26	1.36
	Hypothetical	*	1,000.00	1,023.83		1.32
Bridge Builder Small/Mid Cap Growth Fund
	Actual	*	1,000.00	1,061.60	0.36	1.87
	Hypothetical	*	1,000.00	1,023.33		1.83

Semiannual Report • December 31, 2023	25

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited) (Continued)

			Beginning account value	Ending account value	Annualized Expense Ratio	Expenses paid during the period
Bridge Builder Small/Mid Cap Value Fund
	Actual	*	$1,000.00	$1,092.20	0.39%	$2.05
	Hypothetical	*	1,000.00	1,023.18		1.98
Bridge Builder Tax Managed Small/Mid Cap Fund
	Actual	*	1,000.00	1,059.50	0.45	2.33
	Hypothetical	*	1,000.00	1,022.87		2.29
Bridge Builder International Equity Fund
	Actual	*	1,000.00	1,039.80	0.35	1.79
	Hypothetical	*	1,000.00	1,023.38		1.78
Bridge Builder Tax Managed International Equity Fund
	Actual	*	1,000.00	1,038.00	0.40	2.05
	Hypothetical	*	1,000.00	1,023.13		2.03

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six-month period). Expenses do not include program and administrative fees you pay for participating in an Advisory Program, which are charged outside of the Funds.

26	Semiannual Report • December 31, 2023

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 97.84%
Asset-Backed Obligations – 11.42%
Various Securities (1)(2)(3)(4)(5)	$2,037,942	$1,985,543

Total Asset-Backed Obligations		1,985,543

Corporate Bonds – 28.82%
Basic Materials – 0.77%
Various Securities (1)(6)	137,612	134,350

Total Basic Materials		134,350

Communications – 2.22%
T-Mobile USA, Inc., 3.88%, Apr. 2030	53,794	51,012
Other Securities (1)	379,896	334,033

Total Communications		385,045

Consumer, Cyclical – 1.60%
Various Securities (1)	296,045	278,393

Total Consumer, Cyclical		278,393

Consumer, Non-cyclical – 3.52%
Various Securities (1)	664,067	611,424

Total Consumer, Non-cyclical		611,424

Energy – 3.12%
Various Securities (1)	560,056	541,730

Total Energy		541,730

Financials – 11.46%
Wells Fargo & Co., 5.57%, (SOFR + 1.74%), Jul. 2029 (4)	47,469	48,468
Bank of America Corp., 1.66%-7.75%, Aug. 2024-Jun. 2041 (4)	195,358	178,005
Other Securities (1)(4)(5)(13)	1,871,329	1,767,369

Total Financials		1,993,842

Industrials – 1.77%
Various Securities (1)(2)	321,173	306,894

Total Industrials		306,894

Technology – 1.23%
Various Securities (1)	237,889	213,877

Total Technology		213,877

Utilities – 3.13%
Various Securities (1)(2)	586,311	544,447

Total Utilities		544,447

Total Corporate Bonds		5,010,002

Government Related – 21.48%
Other Government Related – 1.05%
Various Securities (1)	192,418	182,681

Total Other Government Related		182,681

U.S. Treasury Obligations – 20.43%
U.S. Treasury Note/Bond, 0.75%, Jan. 2028	73,860	65,118
U.S. Treasury Note/Bond, 1.13%, Oct. 2026	97,550	90,017
U.S. Treasury Note/Bond, 1.25%, Mar. 2028	56,535	50,696
U.S. Treasury Note/Bond, 1.25%, Jun. 2028	90,462	80,673
U.S. Treasury Note/Bond, 1.38%, Nov. 2040	149,939	99,482
U.S. Treasury Note/Bond, 1.88%, Feb. 2029	33,900	30,730
U.S. Treasury Note/Bond, 2.25%, May 2041 (7)	116,489	88,727
U.S. Treasury Note/Bond, 2.38%, Mar. 2029	135,800	126,078

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	27

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 20.43% – (continued)
U.S. Treasury Note/Bond, 2.38%, Feb. 2042	$103,679	$79,549
U.S. Treasury Note/Bond, 2.50%, Feb. 2045	147,275	111,522
U.S. Treasury Note/Bond, 2.88%, Apr. 2029	42,000	39,951
U.S. Treasury Note/Bond, 2.88%, May 2032	64,595	59,856
U.S. Treasury Note/Bond, 2.88%, May 2043	107,560	88,296
U.S. Treasury Note/Bond, 2.88%, May 2052	84,431	67,222
U.S. Treasury Note/Bond, 3.00%, Aug. 2052	56,429	46,146
U.S. Treasury Note/Bond, 3.25%, Jun. 2029	40,000	38,714
U.S. Treasury Note/Bond, 3.38%, May 2033	37,000	35,508
U.S. Treasury Note/Bond, 3.38%, Aug. 2042	44,397	39,588
U.S. Treasury Note/Bond, 3.50%, Feb. 2033	55,150	53,480
U.S. Treasury Note/Bond, 3.63%, Mar. 2028	53,811	53,225
U.S. Treasury Note/Bond, 3.63%, Feb. 2053	76,749	70,873
U.S. Treasury Note/Bond, 3.75%, Dec. 2028	85,681	85,286
U.S. Treasury Note/Bond, 3.88%, Dec. 2029	146,730	146,473
U.S. Treasury Note/Bond, 4.13%, Aug. 2030	81,900	82,927
U.S. Treasury Note/Bond, 4.38%, Aug. 2026	78,575	79,103
U.S. Treasury Note/Bond, 4.38%, Dec. 2026	53,958	54,485
U.S. Treasury Note/Bond, 4.38%, Nov. 2028	42,330	43,315
U.S. Treasury Note/Bond, 4.38%, Nov. 2030	48,699	50,076
U.S. Treasury Note/Bond, 4.50%, Nov. 2033	101,197	106,242
U.S. Treasury Note/Bond, 4.88%, Nov. 2025	92,679	93,638
U.S. Treasury Note/Bond, 4.88%, Oct. 2028	68,634	71,642
U.S. Treasury Note/Bond, 5.00%, Oct. 2025	50,000	50,570
U.S. Treasury Strip Coupon, 0.00%, Feb. 2032	46,250	33,555
U.S. Treasury Note/Bond, 0.63%-4.88%, Aug. 2025-Aug. 2053	1,323,417	1,129,895
Other Securities (7)(8)	218,309	107,685

Total U.S. Treasury Obligations		3,550,343

Total Government Related		3,733,024

Mortgage-Backed Obligations – 36.12%
Fannie Mae Pool, 2.00%, Oct. 2050	42,084	34,612
Fannie Mae Pool, 2.00%, Mar. 2051	41,897	34,397
Fannie Mae Pool, 2.00%, Aug. 2051	46,968	38,564
Fannie Mae Pool, 2.00%, Oct. 2051	37,185	30,561
Fannie Mae Pool, 2.50%, Oct. 2050 (7)	45,280	38,846
Fannie Mae Pool, 2.50%, Dec. 2051	45,746	39,234
Freddie Mac Pool, 2.50%, Jul. 2050	36,322	30,999
Freddie Mac Pool, 2.50%, Feb. 2051	35,735	30,928
Freddie Mac Pool, 2.50%, Nov. 2051	39,342	33,819
Freddie Mac Pool, 3.00%, Feb. 2052	40,424	35,771
Freddie Mac Pool, 3.50%, Apr. 2052	58,231	53,758
Freddie Mac Pool, 3.50%, May 2052	42,704	39,182
Freddie Mac Pool, 4.50%, Aug. 2052	60,347	58,517
Ginnie Mae, 2.00%, Jan. 2054 (9)	47,635	40,329
Ginnie Mae II Pool, 2.50%, Aug. 2051	58,237	50,928
Fannie Mae Pool, 1.40%-8.50%, May 2024-Jun. 2062 (4)(5)	2,190,255	1,978,302
Freddie Mac Gold Pool, 2.00%-10.00%, Aug. 2024-Mar. 2048	197,161	186,736
Freddie Mac Pool, 1.50%-6.50%, Nov. 2028-Oct. 2053	664,585	590,589
Ginnie Mae, 2.50%-5.50%, Jan. 2053-Jan. 2054 (9)	32,340	31,175
Ginnie Mae II Pool, 2.00%-8.50%, Apr. 2025-Jul. 2072 (4)(5)(7)	778,531	735,516
Other Securities (1)(2)(3)(4)(5)(9)(10)	2,932,354	2,164,175

Total Mortgage-Backed Obligations		6,276,938

Total Bonds & Notes (Cost: $18,151,037)		17,005,507

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report • December 31, 2023

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95	$2,252

Total Financials		2,252

Total Preferred Stocks (Cost: $2,375)		2,252

SHORT-TERM INVESTMENTS – 3.36%
Money Market Funds – 3.36%
Fidelity Institutional Money Market Government Fund – Class I, 5.29% (11)	584,678	584,678

Total Money Market Funds		584,678

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00% (12)
Bank of Montreal, London, 4.83% due 01/02/2024	$91	91

Total Time Deposits		91

Total Short-Term Investments (Cost: $584,769)		584,769

TOTAL INVESTMENTS IN SECURITIES – 101.21% (Cost: $18,738,181)		17,592,528
LIABILITIES IN EXCESS OF OTHER ASSETS – (1.21)%		(210,512)

TOTAL NET ASSETS – 100.00%		$17,382,016

Percentages are stated as a percent of net assets.

(1)	Includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,331,271, which represents 19.17% of total net assets.

(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2023.

(3)	Includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(4)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2023.

(5)	Includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2023.

(6)	Includes payment in-kind securities for which part of the income earned may be paid as additional principal.

(7)	Assigned as collateral or includes securities assigned as collateral for certain futures contracts. The value of these pledged issues totals $43,573, which represents 0.25% of total net assets.

(8)	Includes inflation protected securities. The value of these securities totals $3,613, which represents 0.02% of total net assets.

(9)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities totals $229,645, which represents 1.32% of total net assets.

(10)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $11,988, which represents 0.07% of total net assets.

(11)	Represents annualized seven-day yield as of the close of the reporting period.

(12)	Amount calculated is less than 0.005%.

(13)	Includes securities that are restricted at December 31, 2023. The value of these securities totals $6,280, which represents 0.04% of total net assets.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	29

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
112	U.S. 2 Year Note Future	Mar. 2024	$22,860	$23,063	$203
2,485	U.S. 5 Year Note Future	Mar. 2024	265,310	270,302	4,992
2,034	U.S. 10 Year Note Future	Mar. 2024	222,707	229,620	6,913
939	U.S. Long Bond Future	Mar. 2024	109,547	117,316	7,769
152	U.S. Ultra 10 Year Note Future	Mar. 2024	17,134	17,939	805
2,170	U.S. Ultra Bond Future	Mar. 2024	264,290	289,898	25,608

					$46,290

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report • December 31, 2023

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
BONDS & NOTES – 100.19%
Asset-Backed Obligations – 11.04%
Various Securities *(1)(2)(3)(4)(5)(6)		$3,967,268	$3,682,408

Total Asset-Backed Obligations			3,682,408

Corporate Bonds – 27.32%
Basic Materials – 1.07%
Various Securities *(3)(18)		369,931	357,991

Total Basic Materials			357,991

Communications – 2.44%
Various Securities *(2)(3)(7)(8)(18)		923,129	812,243

Total Communications			812,243

Consumer, Cyclical – 1.66%
Various Securities *(3)(4)(5)(18)		599,766	553,875

Total Consumer, Cyclical			553,875

Consumer, Non-cyclical – 3.12%
Various Securities *(3)(5)(18)		1,122,180	1,041,839

Total Consumer, Non-cyclical			1,041,839

Energy – 2.88%
Various Securities *(3)(7)(8)(18)		1,035,808	958,781

Total Energy			958,781

Financials – 11.31%
Various Securities *(3)(4)(5)(7)(8)(9)(18)		4,064,429	3,773,256

Total Financials			3,773,256

Government – 0.00%(10)
Asian Development Bank, 4.70%, Mar. 2024	MXN	12,200	708

Total Government			708

Industrials – 1.40%
Various Securities *(3)(5)		$485,032	465,253

Total Industrials			465,253

Technology – 1.44%
Various Securities (3)(18)		518,909	478,737

Total Technology			478,737

Utilities – 2.00%
Various Securities (3)		734,341	665,584

Total Utilities			665,584

Total Corporate Bonds			9,108,267

Convertible Securities – 0.31%
Communications – 0.13%
Various Securities		55,415	40,060

Total Communications			40,060

Consumer, Cyclical – 0.03%
Southwest Airlines Co., 1.25%, May 2025		10,395	10,504

Total Consumer, Cyclical			10,504

Consumer, Non-cyclical – 0.11%
Various Securities		40,975	37,714

Total Consumer, Non-cyclical			37,714

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	31

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 0.00% (10)
Sunac China Holdings Ltd., 1.00%, Sep. 2032 (3)(11)		$77	$6

Total Financials			6

Utilities – 0.04%
PPL Capital Funding, Inc., 2.88%, Mar. 2028 (3)		14,505	14,048

Total Utilities			14,048

Total Convertible Securities			102,332

Government Related – 21.52%
Other Government Related – 1.89%
Republic of South Africa Government Bond, 10.50%, Dec. 2026	ZAR	1,574,700	90,063
Other Securities *(3)(4)(5)(6)(7)(8)(12)(18)		586,249,562	539,287

Total Other Government Related			629,350

U.S. Treasury Obligations – 19.63%
U.S. Treasury Inflation Indexed Bond, 0.13%, Jul. 2024 (12)		$275,023	270,307
U.S. Treasury Inflation Indexed Bond, 0.13%, Oct. 2024 (12)		209,810	205,237
U.S. Treasury Inflation Indexed Bond, 0.25%, Jan. 2025 (12)		91,287	88,606
U.S. Treasury Inflation Indexed Bond, 1.38%, Jul. 2033 (12)		98,053	95,054
U.S. Treasury Note/Bond, 1.25%, Mar. 2028		250,000	224,180
U.S. Treasury Note/Bond, 1.38%, Nov. 2031		308,700	256,293
U.S. Treasury Note/Bond, 1.88%, Feb. 2027 (13)		110,900	103,960
U.S. Treasury Note/Bond, 1.88%, Feb. 2032		112,300	96,547
U.S. Treasury Note/Bond, 2.00%, Nov. 2041		410,125	296,652
U.S. Treasury Note/Bond, 3.00%, Feb. 2049		113,137	92,060
U.S. Treasury Note/Bond, 3.25%, May 2042		195,125	171,192
U.S. Treasury Note/Bond, 3.50%, Feb. 2033		342,600	332,228
U.S. Treasury Note/Bond, 3.88%, Dec. 2029 (13)		634,080	632,966
U.S. Treasury Note/Bond, 4.38%, Dec. 2026		161,935	163,516
U.S. Treasury Note/Bond, 4.38%, Nov. 2028		270,305	276,598
U.S. Treasury Note/Bond, 4.38%, Aug. 2043		661,272	675,015
U.S. Treasury Note/Bond, 4.50%, Nov. 2033		252,382	264,962
U.S. Treasury Note/Bond, 4.75%, Nov. 2053		373,300	418,621
U.S. Treasury Note/Bond, 4.88%, Oct. 2028		260,880	272,314
U.S. Treasury Inflation Indexed Bond, 0.13%-2.38%, Jan. 2024-Feb. 2053 (12)(13)		337,012	314,325
U.S. Treasury Note/Bond, 0.25%-4.88%, Feb. 2025-Aug. 2053 (13)		1,483,149	1,296,917

Total U.S. Treasury Obligations			6,547,550

Total Government Related			7,176,900

Mortgage-Backed Obligations – 40.00%
Fannie Mae, 2.00%, Jan. 2054 (14)		214,842	175,567
Fannie Mae, 2.50%, Jan. 2054 (14)		113,873	96,864
Fannie Mae, 3.00%, Jan. 2054 (14)		226,339	200,196
Fannie Mae, 3.50%, Jan. 2054 (14)		132,670	121,705
Fannie Mae, 4.00%, Jan. 2054 (14)		332,831	314,773
Fannie Mae, 4.50%, Jan. 2054 (14)		460,848	446,699
Fannie Mae, 5.00%, Jan. 2054 (14)		340,885	337,237
Fannie Mae, 5.00%, Feb. 2054 (14)		105,500	104,421
Fannie Mae, 5.50%, Jan. 2054 (14)		480,222	482,249
Fannie Mae, 5.50%, Feb. 2054 (14)		336,500	337,999
Fannie Mae, 6.00%, Jan. 2054 (14)		464,954	472,074
Fannie Mae, 6.00%, Feb. 2054 (14)		400,400	406,548
Fannie Mae, 6.50%, Jan. 2054 (14)		287,945	295,065
Fannie Mae, 6.50%, Feb. 2054 (14)		525,000	537,941
Fannie Mae Pool, 2.00%, Dec. 2051		110,658	90,572
Fannie Mae Pool, 2.00%, Jan. 2052		116,391	95,383
Fannie Mae Pool, 2.00%, Apr. 2052		124,798	102,027
Fannie Mae Pool, 2.50%, Feb. 2051		131,004	111,841

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report • December 31, 2023

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 40.00% – (continued)
Freddie Mac Pool, 3.00%, Jul. 2052	$257,137	$227,494
Freddie Mac Pool, 3.50%, Jul. 2052	154,062	141,354
Freddie Mac Pool, 3.50%, Jun. 2052	96,077	88,151
Freddie Mac Pool, 5.50%, Jun. 2053	178,395	179,117
Freddie Mac Pool, 5.50%, Nov. 2053	150,872	151,483
Ginnie Mae, 2.50%, Jan. 2054 (14)	140,270	122,694
Ginnie Mae, 4.50%, Jan. 2054 (14)	178,614	174,318
Ginnie Mae, 5.00%, Jan. 2054 (14)	160,666	159,538
Ginnie Mae, 5.50%, Jan. 2054 (14)	88,514	89,150
Fannie Mae, 1.50%-7.00%, Jan. 2027-Mar. 2054 (14)	64,807	60,747
Fannie Mae Pool, 1.50%-6.50%, Feb. 2030-Oct. 2053	2,305,305	2,102,620
Freddie Mac Pool, 1.50%-6.50%, Aug. 2026-Dec. 2053	1,547,535	1,388,812
Ginnie Mae, 2.00%-6.50%, Jan. 2053-Feb. 2054 (14)	113,274	103,912
Ginnie Mae II Pool, 2.00%-5.50%, Feb. 2043-Dec. 2051	311,952	284,979
Other Securities *(3)(4)(5)(6)(18)	3,973,210	3,335,531

Total Mortgage-Backed Obligations		13,339,061

Total Bonds & Notes (Cost: $34,677,061)		33,408,968

BANK LOANS – 0.90%
Various Securities (2)(5)(18)	299,932	301,595

Total Bank Loans (Cost: $290,217)		301,595

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.10%
Communications – 0.06%
Various Securities (2)(8)(18)	3,385	18,732

Total Communications		18,732

Consumer Discretionary – 0.03%
Neiman Marcus Group, Inc. (2)(8)(18)	62	9,341

Total Consumer Discretionary		9,341

Financials – 0.00% (10)
Various Securities (2)(3)(8)	208	91

Total Financials		91

Healthcare – 0.01%
AmSurg Corp. (2)(8)(18)	91	3,882

Total Healthcare		3,882

Total Common Stocks (Cost: $56,460)		32,046

CONVERTIBLE PREFERRED STOCKS – 0.08%
Financials – 0.08%
Various Securities	23	27,747

Total Financials		27,747

Total Convertible Preferred Stocks (Cost: $32,125)		27,747

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	33

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)		Value (000s)
PREFERRED STOCKS – 0.00% (10)
Financials – 0.00% (10)
Cayenne Aviation Holdings LLC (2)(3)(8)(15)		$0	$—

Total Financials			—

Total Preferred Stocks (Cost: $61)			—

WARRANTS – 0.00% (10)
Communications – 0.00%(10)
Various Securities (2)(8)(15)		5	—

Total Communications			—

Total Warrants (Cost: $8,349)			—

SHORT-TERM INVESTMENTS – 12.88%
Money Market Funds – 3.61%
Fidelity Institutional Money Market Government Fund – Class I, 5.29% (16)		1,203,007	1,203,007

Total Money Market Funds			1,203,007

	Principal Amount (000s)		Value (000s)
Government Related – 1.39%
Federal Home Loan Bank Discount Notes, 0.00%-5.17%, Jul. 2023-Sep.2023		$266,200	262,806
Japan Treasury Discount Bill, Jul. 2023-Sep. 2023	JPY	25,978,000	184,299
Other Securities*		6,077,026	17,588

Total Government Related			464,693

Repurchase Agreements – 0.26%
Bank of America Securities, Inc., 5.42% dated 12/29/2023, due 01/02/2024, repurchase price $85,313 (collateralized by U.S. Treasury Note, value $87,248, 3.63%, 03/31/2030)		$85,300	85,300

Total Repurchase Agreements			85,300

U.S. Treasury Bills – 7.55%
U.S. Treasury Bill, Jan. 2024-Jun. 2024 (13)		2,542,147	2,516,493

Total U.S. Treasury Bills			2,516,493

Time Deposits – 0.07%
ANZ, Hong Kong, 3.02% due 01/02/2024	AUD	4,268	2,909
ANZ, Hong Kong, 3.31% due 01/03/2024	NZD	94	59
Bank of Montreal, London, 4.83% due 01/02/2024		$5,297	5,297
BNP Paribas, Paris, 0.55% due 01/03/2024	CHF	158	188
BNP Paribas, Paris, 6.29% due 01/02/2024	ZAR	6,051	331
Citibank, London, 2.96% due 01/02/2024	EUR	42	47
Citibank, New York, 4.83% due 01/02/2024		$1,031	1,031
HSBC, Hong Kong, 4.50% due 01/02/2024	HKD	10	1
HSBC, Singapore, 2.70% due 01/02/2024 (15)	SGD	0	0
JP Morgan, New York, 4.83% due 01/02/2024		$2,064	2,064
Nordea Bank, Oslo, 3.44% due 01/02/2024 (15)	NOK	5	0
Royal Bank of Canada, London, 2.96% due 01/02/2024	EUR	1,462	1,613
Royal Bank of Canada, London, 4.41% due 01/02/2024	GBP	5,029	6,409
Royal Bank of Canada, Toronto, 4.04% due 01/02/2024	CAD	554	418
Skandinaviska Enskilda Banken AB, Stockholm, -1.49% due 01/02/2024	SEK	7	1
Sumitomo Trust Bank, London, 4.83% due 01/02/2024		$2,822	2,822
Sumitomo, Tokyo, -0.34% due 01/04/2024	JPY	112,507	798

Total Time Deposits			23,988

The accompanying notes are an integral part of these financial statements.

34	Semiannual Report • December 31, 2023

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Total Short-Term Investments (Cost: $4,286,152)		$4,293,481

TOTAL INVESTMENTS IN SECURITIES – 114.15% (Cost: $39,350,225)		38,063,837
TBA SALE COMMITMENTS – (0.68)%
Mortgage-Backed Obligations – (0.68)%
Fannie Mae, 2.50%-6.00%, Jan. 2038-Mar. 2054 (17)	$(246,285)	(219,864)
Ginnie Mae, 3.50%, Jan. 2053 (17)	(8,913)	(8,300)
Total TBA Sale Commitments (Proceeds Received: $(220,833))		(228,164)

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.47)%		(4,492,736)

TOTAL NET ASSETS – 100.00%		$33,342,937

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

*	Includes securities whose principal amounts are denominated in a currency other than the U.S. dollar.

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

ZAR	South African Rand

(1)	Adjustable rate security or includes adjustable rate securities. The rate reported is the rate in effect as of December 31, 2023.

(2)	Security or includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $40,300, which represents 0.12% of total net assets.

(3)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $8,345,166, which represents 25.03% of total net assets.

(4)	Step-up bond or includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2023.

(5)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2023.

(6)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2023.

(7)	Security in default or includes securities in default as of December 31, 2023. The value of these securities totals $6,411, which represents 0.02% of total net assets.

(8)	Non-income producing security or includes securities that are non-income producing.

(9)	Inverse floating rate security or includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(10)	Amount calculated is less than 0.005%.

(11)	Payment in-kind security or includes payment in-kind securities for which part of the income earned may be paid as additional principal.

(12)	Inflation protected security or includes inflation protected securities. The value of these securities totals $1,023,858, which represents 3.07% of total net assets.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	35

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

(13)	Assigned as collateral for certain futures and swap contracts. The value of these pledged issues totals $155,628, which represents 0.47% of total net assets.

(14)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities totals $5,039,697, which represents 15.11% of total net assets.

(15)	A zero balance may reflect actual amounts rounding to less than one thousand.

(16)	Represents annualized seven-day yield as of the close of the reporting period.

(17)	Delayed delivery sale commitment security or includes delayed delivery sales commitment securities. The value of these securities totals $(228,164), which represents (0.68)% of total net assets.

(18)	Restricted security or includes securities that are restricted at December 31, 2023. The value of these securities totals $80,399, which represents 0.24% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
54	3 Month SONIA Future	Dec. 2024	GBP	12,995	$16,586	$21
539	Australian 10 Year Bond Future	Mar. 2024	AUD	61,099	42,851	1,216
13,591	U.S. 2 Year Note Future	Mar. 2024		$2,774,100	2,798,578	24,478
20,040	U.S. 5 Year Note Future	Mar. 2024		2,144,367	2,179,819	35,452
348	U.S. 10 Year Note Future	Mar. 2024		39,363	39,286	(77)
4,289	U.S. Long Bond Future	Mar. 2024		513,676	535,857	22,181
20,839	U.S. Ultra 10 Year Note Future	Mar. 2024		2,367,855	2,459,328	91,473
1,318	U.S. Ultra Bond Future	Mar. 2024		163,637	176,077	12,440

						187,184

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(66)	3 Month SOFR Future	Mar. 2024		$(15,627)	$ (15,677)	$(50)
(33)	3 Month SOFR Future	Jun. 2024		(7,835)	(7,878)	(43)
(955)	Canadian 10 Year Bond Future	Mar. 2024	CAD	(112,873)	(89,500)	(4,316)
(354)	Euro-Bund Future	Mar. 2024	EUR	(47,108)	(53,625)	(1,620)
(166)	Euro-Buxl 30 Year Bond Future	Mar. 2024		(22,002)	(25,971)	(1,681)
(2)	Japan 10 Year Bond Future	Mar. 2024	JPY	(291,687)	(2,081)	(12)
(3,813)	U.S. 2 Year Note Future	Mar. 2024		$(782,071)	(785,150)	(3,079)
(167)	U.S. 10 Year Note Future	Mar. 2024		(18,421)	(18,853)	(432)
(7,871)	U.S. Ultra 10 Year Note Future	Mar. 2024		(913,900)	(928,901)	(15,001)
(296)	U.S. Ultra Bond Future	Mar. 2024		(37,916)	(39,543)	(1,627)

						(27,861)

						$159,323

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	2,194	USD	1,443	01/09/24	Deutsche Bank	$52
AUD	1,950	USD	1,313	01/18/24	J.P. Morgan	17
AUD	970	USD	631	01/18/24	Morgan Stanley	30
BRL*	1,632	USD	330	01/03/24	Barclays Bank	6
BRL*	587,150	USD	115,530	01/03/24	Deutsche Bank	5,344
BRL*	12,092	USD	2,460	01/03/24	J.P. Morgan	29
BRL*	12,085	USD	2,470	02/02/24	Morgan Stanley	14
BRL*	591,272	USD	120,520	04/02/24	BNP Paribas	191
CAD	882	USD	660	01/18/24	Bank of America	6
CAD	595	USD	440	01/18/24	Citibank	9
CAD	796	USD	594	03/20/24	BNP Paribas	7
CLP	571,634	USD	620	01/18/24	Barclays Bank	28

The accompanying notes are an integral part of these financial statements.

36	Semiannual Report • December 31, 2023

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
COP	1,896,779	USD	470	01/18/24	Barclays Bank	$18
COP	1,937,205	USD	490	01/18/24	Goldman Sachs	8
CZK	13,053	USD	557	03/04/24	J.P. Morgan	25
EUR	975	USD	1,068	01/09/24	Morgan Stanley	9
EUR	150	USD	162	01/18/24	Barclays Bank	4
EUR	1,350	USD	1,477	01/18/24	Citibank	14
EUR	410	USD	440	01/18/24	J.P. Morgan	13
HUF	463,999	USD	1,310	01/18/24	J.P. Morgan	24
IDR*	9,428,040	USD	600	01/18/24	Barclays Bank	12
IDR*	16,290,750	USD	1,050	01/18/24	Deutsche Bank	8
IDR*	22,290,690	USD	1,435	01/31/24	Citibank	13
IDR*	38,379,572	USD	2,490	03/20/24	BNP Paribas	2
IDR*	1,147,768	USD	74	03/20/24	Citibank	1
IDR*	201,857,133	USD	13,090	03/20/24	Goldman Sachs	19
IDR*	107,918,039	USD	6,990	03/20/24	J.P. Morgan	19
INR*	37,538	USD	450	01/18/24	Bank of America	1
INR*	685,825	USD	8,196	03/20/24	Bank of America	16
INR*	2,382,186	USD	28,480	03/20/24	BNP Paribas	44
INR*	713,972	USD	8,540	03/20/24	J.P. Morgan	9
JPY	3,676,514	USD	24,914	01/09/24	Bank of America	1,185
JPY	2,143,704	USD	14,621	01/09/24	BNP Paribas	597
JPY	4,336,500	USD	29,445	01/09/24	Goldman Sachs	1,339
JPY	1,396,581	USD	9,473	01/09/24	Morgan Stanley	441
JPY	143,076	USD	1,000	01/18/24	Deutsche Bank	17
JPY	70,991	USD	490	01/18/24	Morgan Stanley	15
KRW*	622,675	USD	480	01/18/24	Bank of America	1
KRW*	1,734,054	USD	1,330	01/18/24	Deutsche Bank	9
KRW*	102,660	USD	80	06/20/24	Goldman Sachs (1)	0
KRW*	14,074	USD	11	06/20/24	Morgan Stanley (1)	0
MXN	8,775	USD	500	01/18/24	J.P. Morgan	15
MXN	25,140	USD	1,450	01/18/24	Morgan Stanley	27
MXN	45,889	USD	2,618	01/18/24	UBS	77
MXN	1,923	USD	110	01/31/24	Deutsche Bank	3
MXN	1,346,302	USD	76,755	01/31/24	Goldman Sachs	2,129
MYR	6,153	USD	1,320	01/18/24	Barclays Bank	23
PLN	2,396	USD	590	01/18/24	Deutsche Bank	19
PLN	2,028	USD	510	01/18/24	J.P. Morgan	5
PLN	2,563	USD	640	01/18/24	UBS	11
THB	70,282	USD	1,990	01/18/24	J.P. Morgan	72
TRY	117,708	USD	3,962	01/02/24	Goldman Sachs	32
TRY	227,981	USD	7,429	01/31/24	Goldman Sachs	107
USD	4,030	TRY	118,410	01/02/24	Morgan Stanley	12
USD	337	BRL*	1,632	01/03/24	Barclays Bank	1
USD	120,520	BRL*	585,294	01/03/24	BNP Paribas	30
USD	2,498	BRL*	12,092	01/03/24	J.P. Morgan	8
USD	620	CLP	540,919	01/18/24	Barclays Bank	7
USD	9	ZAR	163	01/22/24	Deutsche Bank (1)	0
USD	5,982	IDR*	92,066,312	03/20/24	Morgan Stanley	2
ZAR	83,093	USD	4,524	01/17/24	BNP Paribas	13
ZAR	23,919	USD	1,300	01/18/24	Bank of America	6
ZAR	14,663	USD	780	01/18/24	Deutsche Bank	21
ZAR	441,655	USD	23,824	01/19/24	BNP Paribas	286
ZAR	6,863	USD	357	01/19/24	J.P. Morgan	18

					Total Unrealized Appreciation	12,520

AUD	2,255	USD	1,542	01/09/24	Deutsche Bank	(5)
BRL*	1,587	USD	328	01/03/24	Barclays Bank	(1)
BRL*	12,034	USD	2,486	01/03/24	Morgan Stanley	(8)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	37

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
CLP	425,374	USD	490	01/18/24	Barclays Bank	$(8)
CLP	426,158	USD	490	01/18/24	Citibank	(7)
EUR	2,233	USD	2,476	01/09/24	BNP Paribas	(10)
EUR	86	USD	95	01/18/24	UBS (1)	(0)
HUF	1,123	USD	3	01/04/24	BNP Paribas (1)	(0)
IDR*	51,467,314	USD	3,352	03/20/24	Goldman Sachs	(10)
IDR*	171,021,606	USD	11,119	03/20/24	Morgan Stanley	(12)
INR*	44,971	USD	540	01/18/24	Goldman Sachs (1)	(0)
TRY	95,122	USD	3,223	01/05/24	J.P. Morgan	(1)
TRY	122,077	USD	4,030	02/08/24	Morgan Stanley	(26)
TRY	90	USD	3	02/09/24	BNP Paribas (1)	(0)
TRY	432,849	USD	14,240	02/09/24	J.P. Morgan	(57)
TRY	146,944	USD	4,814	02/13/24	J.P. Morgan	(17)
TRY	596,046	USD	19,544	02/15/24	Goldman Sachs	(125)
TRY	816,234	USD	26,640	02/22/24	Goldman Sachs	(223)
TRY	415,462	USD	13,256	03/18/24	Goldman Sachs	(121)
TRY	166,907	USD	5,310	03/21/24	Goldman Sachs	(48)
USD	320	BRL*	1,587	01/03/24	Barclays Bank	(7)
USD	2,470	BRL*	12,034	01/03/24	Morgan Stanley	(7)
USD	5,696	HUF	1,999,235	01/04/24	BNP Paribas	(67)
USD	10,204	HUF	3,582,230	01/04/24	J.P. Morgan	(120)
USD	0	HUF	70	01/04/24	Morgan Stanley (1)	(0)
USD	5,107	AUD	7,722	01/09/24	Bank of America	(156)
USD	10,612	GBP	8,355	01/09/24	Bank of America	(38)
USD	14	JPY	1,988	01/09/24	Bank of America (1)	(0)
USD	204	NOK	2,168	01/09/24	Bank of America	(10)
USD	245,701	EUR	223,234	01/09/24	BNP Paribas	(795)
USD	216,881	GBP	171,660	01/09/24	BNP Paribas	(1,931)
USD	487	CAD	659	01/09/24	Goldman Sachs	(10)
USD	5,523	EUR	5,112	01/09/24	Goldman Sachs	(122)
USD	614	GBP	485	01/09/24	Goldman Sachs	(4)
USD	29	JPY	4,080	01/09/24	Goldman Sachs (1)	(0)
USD	450	TWD*	14,478	01/17/24	Morgan Stanley	(25)
USD	160	MXN	2,794	01/18/24	Bank of America	(4)
USD	770	ZAR	14,480	01/18/24	Bank of America	(21)
USD	470	COP	1,907,260	01/18/24	Barclays Bank	(21)
USD	480	KRW*	632,246	01/18/24	Barclays Bank	(8)
USD	1,553	PLN	6,252	01/18/24	Barclays Bank	(36)
USD	520	CZK	11,650	01/18/24	Citibank	(1)
USD	647	EUR	600	01/18/24	Citibank	(16)
USD	1,137	GBP	900	01/18/24	Citibank	(11)
USD	1,009	IDR*	15,649,118	01/18/24	Citibank	(7)
USD	11,080	MXN	199,589	01/18/24	Citibank	(643)
USD	933	EUR	860	01/18/24	Deutsche Bank	(17)
USD	579	IDR*	8,967,883	01/18/24	Deutsche Bank	(4)
USD	590	PLN	2,446	01/18/24	Deutsche Bank	(31)
USD	880	TWD*	27,432	01/18/24	Deutsche Bank	(21)
USD	838	COP	3,410,695	01/18/24	Goldman Sachs	(40)
USD	788	IDR*	12,165,415	01/18/24	Goldman Sachs	(2)
USD	1,333	PLN	5,523	01/18/24	Goldman Sachs	(71)
USD	440	CAD	606	01/18/24	Morgan Stanley	(18)
USD	470	CZK	10,608	01/18/24	Morgan Stanley	(4)
USD	1,402	IDR*	21,748,685	01/18/24	Morgan Stanley	(11)
USD	320	MXN	5,563	01/18/24	Morgan Stanley	(7)
USD	490	CLP	434,377	01/18/24	UBS	(3)
USD	2,838	MXN	49,601	01/18/24	UBS	(75)
USD	6,975	ZAR	132,857	01/19/24	Deutsche Bank	(277)

The accompanying notes are an integral part of these financial statements.

38	Semiannual Report • December 31, 2023

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	61,649	ZAR	1,182,638	01/19/24	Morgan Stanley	$(2,909)
USD	15,776	JPY	2,326,000	01/22/24	Deutsche Bank	(771)
USD	16,030	MXN	279,965	01/31/24	BNP Paribas	(374)
USD	1,445	IDR*	22,290,690	01/31/24	Citibank	(3)
USD	10,455	MXN	183,039	01/31/24	Goldman Sachs	(270)
USD	5,730	MXN	100,000	01/31/24	J.P. Morgan	(130)
USD	2,540	ZAR	48,137	02/05/24	Deutsche Bank	(83)
USD	432	EUR	399	02/06/24	Citibank	(9)
USD	23	TRY	699	02/08/24	Bank of America (1)	(0)
USD	50,790	JPY	7,560,000	02/20/24	Deutsche Bank	(3,233)
USD	3,060	TWD*	97,266	02/29/24	BNP Paribas	(154)
USD	1,750	CZK	39,930	03/04/24	Bank of America	(33)
USD	1,189	CZK	26,875	03/04/24	Citibank	(10)
USD	1,607	CZK	36,383	03/04/24	Deutsche Bank	(17)
USD	28,800	JPY	4,190,000	03/11/24	Morgan Stanley	(1,235)
USD	122	EUR	113	03/14/24	Barclays Bank	(3)
USD	583	EUR	539	03/14/24	UBS	(15)
USD	12,727	PEN*	48,342	03/20/24	Bank of America	(310)
USD	587	CAD	796	03/20/24	BNP Paribas	(14)
USD	36,425	TWD*	1,148,818	03/20/24	BNP Paribas	(1,633)
USD	3,266	COP	13,336,849	03/20/24	Citibank	(122)
USD	3,270	COP	13,336,849	03/20/24	Goldman Sachs	(118)
USD	619	COP	2,530,079	03/20/24	J.P. Morgan	(24)
USD	8,044	TWD*	250,082	03/20/24	J.P. Morgan	(241)
USD	18,024	EUR	16,426	03/20/24	UBS	(165)
USD	44,109	JPY	6,180,000	03/25/24	J.P. Morgan	(291)
USD	1,450	BRL*	7,593	04/02/24	Goldman Sachs	(100)
USD	40,817	JPY	5,722,000	04/04/24	BNP Paribas	(359)

					Total Unrealized Depreciation	(17,946)

					Net Unrealized Depreciation	$(5,426)

*	Non-deliverable forward

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen
KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PEN	Peruvian Sol

PLN	Polish Zloty

THB	Thai Baht

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	39

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Credit Default Swaps – Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at December 31, 2023	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.HY.41	5.00%	12/20/2028	3.56%		$1,054	$(6)	$(57)	$ (63)
iTraxx Europe Crossover Series 40 Version 1 Index	5.00	12/20/2028	3.10	EUR	2,377	(122)	(91)	(213)

						$(128)	$(148)	$(276)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2023	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	12/20/2024	0.47%		$5,200	$8	$20	$28
AT&T, Inc.	1.00	6/20/2026	0.61		2,700	325	(299)	26
AT&T, Inc.	1.00	6/20/2028	0.75		1,300	(7)	21	14
CDX.EM.31	1.00	6/20/2024	0.16		7,482	(243)	275	32
CDX.EM.32	1.00	12/20/2024	0.27		11,050	(449)	529	80
CDX.EM.34	1.00	12/20/2025	2.07		2,852	(184)	129	(55)
CDX.EM.36	1.00	12/20/2026	1.23		25,760	(705)	550	(155)
CDX.EM.38	1.00	12/20/2027	1.45		2,400	(156)	119	(37)
CDX.EM.39	5.00	6/20/2028	1.51		800	(49)	33	(16)
CDX.EM.40	1.00	12/20/2028	1.67		5,400	(267)	112	(155)
CDX.NA.HY.35	5.00	12/20/2025	1.91		485	39	(10)	29
CDX.NA.HY.39	5.00	12/20/2027	3.21		882	76	(21)	55
CDX.NA.HY.40	5.00	6/20/2028	3.36		1,584	4	96	100
CDX.NA.HY.40	5.00	12/20/2028	3.56		245,817	2,199	12,550	14,749
Ford Motor Credit Co. LLC	5.00	6/20/2024	0.54		19,600	535	(89)	446
Ford Motor Credit Co. LLC	5.00	12/20/2024	0.60		1,700	63	11	74
Ford Motor Credit Co. LLC	5.00	6/20/2025	0.85		700	27	15	42
Ford Motor Credit Co. LLC	5.00	12/20/2025	0.97		600	23	23	46
Ford Motor Credit Co. LLC	5.00	6/20/2026	1.14		19,400	1,229	544	1,773
Rolls-Royce PLC	1.00	6/20/2025	0.47	EUR	14,300	(726)	853	127

						$1,742	$15,461	$17,203

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Abbott Laboratories	1.00%	Quarterly	12/20/2028	0.47%	$2,433	$(48)	$(11)	$(59)
Bank of America	American Electric Power Co., Inc.	1.00	Quarterly	12/20/2028	0.39	2,783	(66)	(11)	(77)
Deutsche Bank	American Electric Power Co., Inc.	1.00	Quarterly	12/20/2028	0.39	3,488	(73)	(24)	(97)
Goldman Sachs	American Electric Power Co., Inc.	1.00	Quarterly	12/20/2028	0.39	6,460	(166)	(16)	(182)
Citibank	American Express Co.	1.00	Quarterly	12/20/2028	0.41	6,460	(147)	(30)	(177)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.28	975	15	(22)	(7)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.28	974	15	(22)	(7)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.28	970	15	(22)	(7)

The accompanying notes are an integral part of these financial statements.

40	Semiannual Report • December 31, 2023

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Credit Default Swaps – Buy Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Barclays Bank	Brazilian Government International	1.00%	Quarterly	12/20/2024	0.28%	$976	$15	$(22)	$(7)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.28	1,370	21	(30)	(9)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.28	586	9	(13)	(4)
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2028	1.31	2,517	109	(74)	35
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2028	1.56	1,826	90	(46)	44
Bank of America	Dominion Energy, Inc.	1.00	Quarterly	12/20/2028	0.56	2,783	(47)	(9)	(56)
Bank of America	Dominion Energy, Inc.	1.00	Quarterly	12/20/2028	0.56	1,457	(23)	(6)	(29)
Barclays Bank	Dominion Energy, Inc.	1.00	Quarterly	12/20/2028	0.56	702	(11)	(3)	(14)
Citibank	Dominion Energy, Inc.	1.00	Quarterly	12/20/2028	0.56	1,383	(21)	(6)	(27)
Barclays Bank	Mexico Government International	1.00	Quarterly	12/20/2028	0.88	2,277	19	(32)	(13)
J.P. Morgan	Mexico Government International	1.00	Quarterly	12/20/2028	0.88	3,293	34	(52)	(18)
Barclays Bank	Republic of South Africa	1.00	Quarterly	12/20/2028	2.04	664	54	(24)	30
Barclays Bank	Republic of South Africa	1.00	Quarterly	12/20/2028	2.04	601	49	(22)	27
Barclays Bank	Republic of South Africa	1.00	Quarterly	12/20/2028	2.04	532	44	(20)	24

							$(113)	$(517)	$(630)

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	Brazilian Government International	1.00%	Quarterly	12/20/2024	0.28%	$3,200	$(15)	$38	$23
BNP Paribas	Colombia Government International	1.00	Quarterly	12/20/2027	1.15	600	(54)	50	(4)
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	0.99	1,900	(70)	71	1
Goldman Sachs	Colombia Government International	1.00	Quarterly	12/20/2027	1.15	800	(71)	67	(4)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	0.77	1,400	(66)	75	9
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2027	0.99	400	(15)	16	1
Morgan Stanley	Colombia Government International (1)	1.00	Quarterly	6/20/2027	0.99	900	(39)	39	0
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2027	1.15	1,000	(89)	84	(5)
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2028	0.88	200	(2)	3	1
J.P. Morgan	Mexico Government International (1)	1.00	Quarterly	6/20/2024	0.11	100	0	1	1
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.36	100	(1)	2	1

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	41

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Credit Default Swaps – Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Morgan Stanley	Mexico Government International	1.00%	Quarterly	12/20/2024	0.15%	$300	$(1)	$3	$2
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	0.44	500	168	(160)	8
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	0.56	400	(4)	10	6
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2028	0.78	300	(7)	10	3
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2028	0.88	1,100	(12)	18	6
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	0.31	4,700	(42)	59	17
Bank of America	Turkey Government International	1.00	Quarterly	6/20/2024	0.27	400	(37)	38	1
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2024	0.59	1,300	(80)	86	6
BNP Paribas	Turkey Government International (1)	1.00	Quarterly	6/20/2025	1.19	200	(34)	34	0
Goldman Sachs	Turkey Government International	1.00	Quarterly	6/20/2024	0.27	1,200	(60)	65	5
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2024	0.59	900	(96)	100	4
Morgan Stanley	Turkey Government International	1.00	Quarterly	6/20/2024	0.27	400	(46)	48	2
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2024	0.59	3,700	(284)	300	16
Goldman Sachs	CMBX NA Series 14	3.00	Quarterly	12/16/2072	7.23	358	(60)	(10)	(70)

							$(1,017)	$1,047	$30

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.43)%	6 Month EURIBOR	Received	Semi-Annual	6/28/2024	EUR	2,700	$—	$71	$71
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200	—	82	82
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300	—	182	182
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400	—	129	129
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700	—	71	71
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100	196	2,661	2,857
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050		9,000	(259)	3,896	3,637
0.75	3 Month SOFR	Paid	Quarterly	6/16/2031		$108,850	(8,889)	(12,655)	(21,544)
0.83	6 Month EURIBOR	Received	Semi-Annual	12/9/2052	EUR	158,000	946	9,246	10,192
1.25	1 Year SOFR	Paid	Annual	6/15/2032		$26,170	(685)	(4,146)	(4,831)
1.25	3 Month SOFR	Received	Quarterly	12/16/2050		48,900	4,987	15,602	20,589
1.50	3 Month SOFR	Received	Quarterly	6/17/2050		81,200	(15,116)	45,515	30,399
1.75	1 Year SOFR	Paid	Annual	6/15/2029		3,570	(350)	(29)	(379)
1.75	1 Year SOFR	Paid	Annual	6/15/2032		9,860	(395)	(1,039)	(1,434)
2.25	3 Month SOFR	Received	Quarterly	3/12/2050		3,200	(10)	776	766
2.66	6 Month EURIBOR (1)	Received	Semi-Annual	12/15/2033	EUR	10,170	0	(154)	(154)
2.75	1 Year SOFR	Received	Annual	6/21/2053		$91,000	8,652	2,366	11,018
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	418	(2,835)	(2,417)
3.00	3 Month SOFR	Paid	Quarterly	6/19/2029		$6,100	484	(732)	(248)

The accompanying notes are an integral part of these financial statements.

42	Semiannual Report • December 31, 2023

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
3.00%	1 Year SOFR	Paid	Annual	6/21/2033		$104,870	$(1,898)	$(3,448)	$(5,346)
3.00	1 Year SOFR	Paid	Annual	6/21/2033		100	(2)	(3)	(5)
3.00	6 Month EURIBOR	Received	Semi-Annual	3/20/2034	EUR	37,400	394	(2,363)	(1,969)
3.15	6 Month EURIBOR (1)	Paid	Semi-Annual	7/21/2028		2,008	0	59	59
3.16	6 Month EURIBOR (1)	Received	Semi-Annual	11/8/2028		46,761	0	(1,592)	(1,592)
3.16	6 Month EURIBOR (1)	Received	Semi-Annual	11/8/2028		46,761	0	(1,610)	(1,610)
3.19	KRW Certificate of Deposit Rate (1)	Paid	Quarterly	9/20/2026	KRW	1,633,880	0	2	2
3.22	6 Month EURIBOR (1)	Paid	Semi-Annual	11/8/2033	EUR	12,663	0	860	860
3.22	6 Month EURIBOR (1)	Paid	Semi-Annual	11/8/2033		12,663	0	869	869
3.25	1 Year SOFR	Paid	Annual	6/21/2028		$218,700	(3,385)	(1,909)	(5,294)
3.25	6 Month EURIBOR	Paid	Semi-Annual	3/20/2029	EUR	250,100	11,661	(117)	11,544
3.25	1 Year SOFR	Received	Annual	12/20/2053		$129,000	6,445	(4,633)	1,812
3.33	KRW Certificate of Deposit Rate (1)	Paid	Quarterly	9/20/2026	KRW	1,636,900	0	7	7
3.38	KRW Certificate of Deposit Rate (1)	Paid	Quarterly	9/20/2026		1,637,145	0	9	9
3.38	KRW Certificate of Deposit Rate (1)	Paid	Quarterly	9/20/2026		1,637,145	0	9	9
3.40	Canadian Overnight Repo Rate Average (1)	Received	Semi-Annual	6/15/2053	CAD	8,522	0	(556)	(556)
3.50	1 Year SOFR	Paid	Annual	12/20/2033		$2,000	(58)	60	2
3.50	1 Year SOFR	Paid	Annual	12/20/2033		12,760	(780)	791	11
3.52	1 Year SOFR	Received	Annual	12/20/2053		52,517	—	(1,915)	(1,915)
3.53	6 Month EURIBOR (1)	Paid	Semi-Annual	11/8/2025	EUR	56,045	0	648	648
3.54	6 Month EURIBOR (1)	Paid	Semi-Annual	11/8/2025		56,045	0	656	656
3.54	Canadian Overnight Repo Rate Average (1)	Paid	Semi-Annual	6/15/2033	CAD	19,176	0	552	552
3.60	1 Year SOFR	Paid	Annual	9/20/2025		$370,000	—	(5,768)	(5,768)
3.60	1 Year SOFR	Paid	Annual	5/30/2025		195,000	1	(871)	(870)
3.65	1 Year SOFR	Received	Annual	5/30/2025		195,000	28	850	878
3.72	Canadian Overnight Repo Rate Average (1)	Received	Semi-Annual	9/21/2053	CAD	2,165	0	(242)	(242)
3.75	1 Year SOFR	Received	Annual	6/20/2029		$168,100	(3,076)	(20)	(3,096)
4.00	Canadian Overnight Repo Rate Average (1)	Paid	Semi-Annual	9/21/2033	CAD	4,945	0	281	281
4.10	6 Month CZK PRIBOR (1)	Received	Semi-Annual	3/20/2026	CZK	49,300	0	(9)	(9)
4.25	1 Year SOFR	Received	Annual	3/20/2029		$16,600	(548)	(62)	(610)
4.25	1 Year SOFR	Received	Annual	3/20/2031		4,130	(196)	(15)	(211)
4.25	Sterling Overnight Index Average	Received	Annual	3/20/2054	GBP	600	(30)	(100)	(130)
4.50	Sterling Overnight Index Average	Received	Annual	3/20/2034		15,100	(471)	(1,541)	(2,012)
5.14	6 Month PLN WIBOR (1)	Received	Semi-Annual	12/20/2025	PLN	8,777	0	(7)	(7)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025	MXN	1,700	—	(7)	(7)
5.38	1 Year SOFR	Paid	Annual	10/25/2028		$497,150	—	39,980	39,980
5.54	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	5/4/2027	MXN	3,400	0	(20)	(20)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027		25,800	(12)	(68)	(80)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900	3	2	5
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300	(1)	(113)	(114)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300	4	3	7
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/14/2032		5,900	24	(5)	19
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/15/2032		24,500	89	(8)	81
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800	—	1	1
7.98	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	12/10/2027		3,300	0	5	5
7.99	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	12/21/2027		100	—	0	0
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200	(6)	36	30
8.03	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	1/31/2028		1,600	0	2	2
8.05	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	1/31/2028		2,400	0	3	3
8.41	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2027		14,300	—	15	15
8.66	Mexico Interbank TIIE 28 Day	Received	Lunar	4/4/2024		49,700	—	26	26
8.68	Mexico Interbank TIIE 28 Day	Received	Lunar	4/3/2024		119,300	—	61	61
8.70	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2032		14,300	—	(12)	(12)
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	4/6/2027		12,100	—	6	6
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	3/30/2032		6,000	—	(6)	(6)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	43

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
8.75%	Mexico Interbank TIIE 28 Day	Received	Lunar	4/5/2024	$29,000	$—	$15	$15
8.95	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	11/8/2028	34,502	0	28	28
9.69	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	10/25/2028	34,489	0	88	88
10.95	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	12/3/2024	158,920	0	(2)	(2)
11.25	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	11/7/2024	156,413	0	(21)	(21)

						$(1,835)	$77,888	$76,053

Lunar	– payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	8.62%	Colombia Overnight Interbank	Received	11/5/2025	COP	14,570,937	$—	$(43)	$(43)
Citibank	9.94	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026	BRL	13,329	—	(3)	(3)
Goldman Sachs	10.11	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		4,179	—	2	2
Citibank	10.18	Colombia Overnight Interbank	Received	6/20/2025	COP	9,399,772	—	(8)	(8)
Citibank	10.35	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027	BRL	12,976	—	49	49
Citibank	10.58	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		18,778	—	66	66
Barclays Bank	11.07	Brazil Cetip DI Interbank Deposit	Paid	1/2/2025		16,988	—	26	26
Citibank	11.75	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		10,487	—	76	76
Citibank	11.80	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		10,366	—	78	78
Bank of America	11.87	Brazil Cetip DI Interbank Deposit	Paid	1/2/2025		10,893	—	25	25
Citibank	12.62	Brazil Cetip DI Interbank Deposit (1)	Paid	1/2/2024		58,242	—	0	0

							$—	$268	$268

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.51%	30-Year EUR Inflation Linked (1)	Paid	12/15/2053	EUR	5,110	$0	$118	$118
4.00	10-Year GBP Inflation Linked	Paid	9/15/2031	GBP	7,300	(6)	(1,096)	(1,102)
4.06	10-Year GBP Inflation Linked	Paid	9/15/2031		6,800	28	(1,002)	(974)
4.07	10-Year GBP Inflation Linked	Paid	9/15/2031		13,100	(162)	(1,694)	(1,856)

						$(140)	$(3,674)	$(3,814)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

44	Semiannual Report • December 31, 2023

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

EURIBOR	Euro Interbank Offered Rate

PRIBOR	Prague Interbank Offered Rate

SOFR	Secured Overnight Financing Rate
TIIE	Interbank Equilibrium Interest Rate

WIBOR	Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	45

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 96.91%
Education – 6.44%
New Jersey Economic Development Authority, 5.25%, Sep. 2026 (1)	$30,000	$31,919
Tennessee State School Bond Authority, 5.00%, Nov. 2040	25,000	26,046
University of California, 5.00%, May 2039	20,000	23,862
Illinois Finance Authority, 4.00%-5.50%, Aug. 2025-Aug. 2049 (1)(2)	28,115	28,780
New York State Dormitory Authority, 5.00%, Jul. 2027-Oct. 2041 (2)	12,340	13,546
Other Securities (1)(3)	667,415	702,514

Total Education		826,667

General Obligation – 21.32%
City of New York NY, 5.25%, Sep. 2040	19,695	22,940
Las Vegas Valley Water District, 5.00%, Jun. 2039	43,915	47,924
Northside Independent School District, 0.70%, Jun. 2050 (3)	24,595	23,801
State of California, 5.00%, Oct. 2041	19,860	22,501
State of California, 5.00%, Sep. 2042	19,300	22,122
State of Illinois, 5.00%, Mar. 2035	26,675	29,947
State of Washington, 5.00%, Aug. 2039	28,350	30,692
Illinois Finance Authority, 3.00%-5.00%, Jul. 2028-Jul. 2035 (2)	2,225	2,187
State of California, 4.00%-5.00%, Oct. 2025-Sep. 2041	92,820	104,496
State of Illinois, 4.00%-5.25%, Mar. 2024-May 2043	155,225	166,330
Other Securities (1)(3)	2,158,203	2,264,772

Total General Obligation		2,737,712

General Revenue – 27.10%
Black Belt Energy Gas District, 4.00%, Dec. 2049 (3)	22,530	22,583
Black Belt Energy Gas District, 4.52% (SIFMA Municipal Swap Index Yield + 0.65%), Apr. 2053 (4)	22,705	22,294
California Infrastructure & Economic Development Bank, 3.65%, Jan. 2050 (1)(3)	46,780	46,730
Kentucky Public Energy Authority, 4.00%, Feb. 2050 (3)	27,000	27,074
Kentucky Public Energy Authority, 5.25%, Apr. 2054 (3)	20,260	22,081
Main Street Natural Gas, Inc., 4.00%, Aug. 2049 (3)	36,670	36,751
Main Street Natural Gas, Inc., 4.00%, May 2052 (3)	26,945	27,129
Main Street Natural Gas, Inc., 4.00%, Jul. 2052 (3)	30,665	30,845
Main Street Natural Gas, Inc., 5.00%, Sep. 2053 (3)	23,220	24,841
Main Street Natural Gas, Inc., 5.31% (Secured Overnight Financing Rate + 1.70%), Dec. 2053 (4)	42,000	42,417
New Mexico Municipal Energy Acquisition Authority, 5.00%, Nov. 2039 (3)	22,500	22,871
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, May 2038	26,755	28,163
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, Nov. 2040	19,305	22,378
New York State Dormitory Authority, 5.00%, Mar. 2040 (2)	31,330	34,576
Patriots Energy Group Financing Agency, 4.00%, Oct. 2048 (3)	34,495	34,512
Patriots Energy Group Financing Agency, 5.25%, Feb. 2054 (3)	33,700	36,698
Pennsylvania Economic Development Financing Authority, 4.88%, Aug. 2045 (3)	23,000	23,008
Port of Port Arthur Navigation District, 4.65%, Apr. 2040 (3)	72,340	72,340
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.33%, Jul. 2040	24,805	24,623
Texas Municipal Gas Acquisition & Supply Corp. II 4.42% (3 Month Term SOFR + 0.86%), 09/15/2027 (4)	26,670	26,261
Black Belt Energy Gas District, 4.00%-5.50%, Jun. 2027-Jan. 2054(3)(4)	93,845	97,598
Illinois Finance Authority, 5.00%, Mar. 2028 (2)	15	16
Main Street Natural Gas, Inc., 4.00%-5.00%, May 2027-May 2054 (3)	84,155	88,293
New Jersey Transportation Trust Fund Authority, 0.00%-5.25%, Dec. 2025-Jun. 2050	136,370	142,916
New York City Transitional Finance Authority Future Tax Secured Revenue, 3.00%-5.50%, Nov. 2025-Nov. 2045 (3)	158,295	169,792
New York State Dormitory Authority, 3.00%-5.25%, Mar. 2024-Mar. 2045 (2)	96,975	101,699
Other Securities (1)(3)(4)	2,214,892	2,250,844

Total General Revenue		3,479,333

Healthcare – 9.11%
Colorado Health Facilities Authority, 5.00%, Nov. 2057 (3)	23,865	27,584
County of Utah UT, 5.00%, May 2045	27,500	27,600
Indiana Finance Authority, 5.00%, Dec. 2040	28,455	29,012

The accompanying notes are an integral part of these financial statements.

46	Semiannual Report • December 31, 2023

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan Finance Authority, 4.00%, Dec. 2036	$28,845	$29,530
Illinois Finance Authority, 3.63%-5.25%, Jan. 2024-Aug. 2057 (2)(3)	125,415	130,989
New York State Dormitory Authority, 5.00%, May 2024-May 2048 (2)(3)	12,215	12,291
Other Securities (1)(3)(4)(5)(6)	880,035	912,320

Total Healthcare		1,169,326

Housing – 6.58%
New York City Housing Development Corp., 0.70%, Nov. 2060 (3)	27,525	26,225
New York City Housing Development Corp., 0.90%, Nov. 2060 (3)	24,505	22,832
Texas Department of Housing & Community Affairs, 6.00%, Mar. 2054	23,960	26,581
Virginia Housing Development Authority, 3.90%, Jul. 2055 (3)	23,000	23,065
Other Securities (1)(3)	747,577	746,074

Total Housing		844,777

Transportation – 15.04%
County of Miami-Dade FL Aviation Revenue, 5.00%, Oct. 2033	23,355	23,457
Illinois State Toll Highway Authority, 5.00%, Jan. 2038	53,715	54,122
New York Transportation Development Corp., 5.00%, Jul. 2046	42,280	42,206
San Francisco City & County Airport Comm-San Francisco International Airport, 5.00%, May 2033	40,000	45,855
State of Michigan Trunk Line Revenue, 4.00%, Nov. 2046	24,000	24,231
Other Securities (3)(4)	1,728,625	1,843,357

Total Transportation		2,033,228

Utilities – 10.52%
City of Atlanta GA Water & Wastewater Revenue, 5.00%, Nov. 2040	24,425	24,807
City of San Antonio TX Electric & Gas Systems Revenue, 5.00%, Feb. 2039	21,950	22,171
City of San Antonio TX Electric & Gas Systems Revenue, 5.25%, Feb. 2041	20,000	23,292
Development Authority of Monroe County, 4.50%, Nov. 2048 (3)	26,900	26,900
Illinois Finance Authority, 5.25%, Jul. 2035 (2)	20,085	22,728
Illinois Municipal Electric Agency, 4.00%, Feb. 2035	24,645	24,703
New York City Municipal Water Finance Authority, 4.05%, Jun. 2048 (3)	22,500	22,500
Illinois Finance Authority, 5.00%, Jan. 2029-Jul. 2035(2)	15,230	16,830
Other Securities (1)(3)(4)	1,111,760	1,166,684

Total Utilities		1,350,615

Total Municipal Bonds (Cost: $12,429,531)		12,441,658

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 1.91%
Money Market Funds – 1.91%
Fidelity Institutional Money Market Government Fund-Class I, 5.29% (7)	244,662	244,662

Total Money Market Funds		244,662

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00% (8)
Citibank, New York, 4.83% due 01/02/2024	$181	181

Total Time Deposits		181

Total Short-Term Investments (Cost: $244,843)		244,843

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	47

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
TOTAL INVESTMENTS IN SECURITIES – 98.82% (Cost: $12,674,374)		$12,686,501
OTHER ASSETS IN EXCESS OF LIABILITIES – 1.18%		152,059

TOTAL NET ASSETS – 100.00%		$12,838,560

Percentages are stated as a percent of net assets.

(1)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $250,980, which represents 1.95% of total net assets.

(2)	Issuer includes securities in multiple categories. The market value of the issuer as a whole is greater than 1% of the Fund’s total net assets.

(3)	Adjustable rate security or includes adjustable rate securities. The rate reported is the rate in effect as of December 31, 2023.

(4)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2023.

(5)	Security in default or includes securities in default as of December 31, 2023. The value of these securities totals $234, which represents 0.00% of total net assets.

(6)	Non-income producing security or includes securities that are non-income producing.

(7)	Represents annualized seven-day yield as of the close of the reporting period.

(8)	Amount calculated is less than 0.005%.

State/U.S. Territory	Percentages of Net Assets
Alabama	2.82%
Alaska	0.18
Arizona	1.86
Arkansas	0.36
California	6.40
Colorado	1.95
Connecticut	2.43
Delaware	0.10
District of Columbia	1.42
Florida	5.26
Georgia	3.55
Guam	0.16
Hawaii	0.36
Idaho	0.15
Illinois	8.40
Indiana	1.93
Iowa	0.43
Kansas	0.29
Kentucky	1.27
Louisiana	1.12
Maine	0.09
Maryland	1.59
Massachusetts	1.67
Michigan	3.36
Minnesota	0.43
Mississippi	0.16
Missouri	0.88
Montana	0.10
Nebraska	0.40
Nevada	1.14

State/U.S. Territory (Continued)	Percentages of Net Assets
New Hampshire	0.41%
New Jersey	3.42
New Mexico	0.33
New York	11.75
North Carolina	0.87
North Dakota	0.21
Ohio	1.77
Oklahoma	0.38
Oregon	0.81
Pennsylvania	3.89
Puerto Rico	1.30
Rhode Island	0.35
South Carolina	1.13
South Dakota	0.10
Tennessee	1.01
Texas	11.66
Utah	1.10
Vermont	0.05
Virgin Islands	0.24
Virginia	1.73
Washington	2.72
West Virginia	0.13
Wisconsin	1.23
Wyoming	0.06

Total Municipal Bonds	96.91

SHORT-TERM INVESTMENTS	1.91

TOTAL INVESTMENTS IN SECURITIES	98.82

OTHER ASSETS IN EXCESS OF LIABILITIES	1.18

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

48	Semiannual Report • December 31, 2023

Bridge Builder Municipal High-Income Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 97.03%
Education – 7.79%
Clifton Higher Education Finance Corp., 6.13%, Aug. 2048	$7,835	$7,928
Private Colleges & Universities Authority, 4.00%, Sep. 2037	8,350	8,838
California Municipal Finance Authority, 5.00%-5.25%, Jun. 2046-Oct. 2057 (1)(2)	5,820	5,877
California Statewide Communities Development Authority, 5.00%, Nov. 2032-Nov. 2041 (1)(2)	2,510	2,528
New Hope Cultural Education Facilities Finance Corp., 3.38%-5.00%, Aug. 202-Aug. 2049 (1)(2)	500	457
New Jersey Economic Development Authority, 5.00%, Jun. 2024-Jun. 2054 (1)(2)	5,250	4,954
Public Finance Authority, 4.00%-6.63%, Jun. 2029-Jul. 2062 (1)(2)	17,280	15,690
Other Securities (1)(3)(4)(10)	169,115	158,294

Total Education		204,566

General Obligation – 7.01%
Commonwealth of Puerto Rico, 5.38%, Jul. 2025 (2)	15,968	16,320
Commonwealth of Puerto Rico, 5.75%, Jul. 2031 (2)	7,451	8,288
State of Illinois, 5.00%, Nov. 2025	8,810	9,111
State of Illinois, 5.00%, Nov. 2028	8,485	8,968
Commonwealth of Puerto Rico, 0.00%-5.63%, Jul. 2024-Jul. 2046 (2)(3)	40,375	34,720
State of Illinois, 4.00%-5.50%, Apr. 2024-May 2047	26,275	27,331
Other Securities (1)	76,485	79,346

Total General Obligation		184,084

General Revenue – 40.02%
Allentown Neighborhood Improvement Zone Development Authority, 5.00%, May 2042 (1)	7,630	7,547
Buckeye Tobacco Settlement Financing Authority, 5.00%, Jun. 2055	60,790	57,128
City of Houston TX Airport System Revenue, 4.00%, Jul. 2041	10,030	8,933
Energy Southeast A Cooperative District, 5.50%, Nov. 2053 (3)	6,665	7,297
Gulf Coast Industrial Development Authority, 4.88%, May 2025	7,445	7,440
Kansas City Industrial Development Authority, 4.00%, Mar. 2057	7,525	6,973
Louisiana Local Government Environmental Facilities & Community Development Auth, 3.50%, Nov. 2032	7,705	7,305
Mission Economic Development Corp., 4.63%, Oct. 2031 (1)	10,210	10,070
New Jersey Economic Development Authority, 5.00%, Oct. 2047 (2)	9,690	9,726

	Principal Amount (000s)	Value (000s)
New Jersey Transportation Trust Fund Authority, 5.25%, Jun. 2043 (2)	$9,330	$9,960
New York Liberty Development Corp., 5.38%, Nov. 2040 (1)	7,910	7,919
New York Transportation Development Corp., 5.00%, Aug. 2031 (2)	11,175	11,201
Ohio Air Quality Development Authority, 5.00%, Jul. 2049 (1)	11,470	10,469
Pennsylvania Economic Development Financing Authority, 5.75%, Jun. 2048 (2)	8,345	9,152
Public Finance Authority, 4.00%, Aug. 2035 (2)(10)	7,810	6,902
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 0.00%, Jul. 2046	50,066	15,697
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.33%, Jul. 2040	8,129	8,070
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.75%, Jul. 2053	10,883	10,770
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.78%, Jul. 2058	13,772	13,575
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, Jul. 2058	17,005	17,063
State of Colorado, 6.00%, Dec. 2041	6,125	7,512
Tobacco Settlement Financing Corp., 5.00%, Jun. 2046	8,390	8,516
Tobacco Settlement Financing Corp., 5.00%, Jun. 2047	13,005	12,385
Tobacco Settlement Financing Corp., 5.25%, Jun. 2046	8,770	9,042
Buckeye Tobacco Settlement Financing Authority, 0.00%-4.00%, Jun. 2048-Jun. 2057	4,980	779
California Municipal Finance Authority, 4.00%-4.38%, Jul. 2029-Sep. 2053 (2)(3)	1,250	1,220
California Statewide Communities Development Authority, 4.00%-5.00%, Sep. 2028-Sep. 2052 (2)	13,155	12,859
Commonwealth of Puerto Rico, 0.00%, Nov. 2051 (2)(3)	12,391	6,753
Maryland Economic Development Corp., 4.00%-5.75%, Sep. 2025-Jun. 2058 (2)	7,940	7,810
Metropolitan Pier & Exposition Authority, 0.00%-5.50%, Dec. 2027-Jun. 2057	50,065	41,880
New Jersey Economic Development Authority, 4.00%-5.75%, Jan. 2024-Jan. 2052 (2)	25,490	25,734
New Jersey Transportation Trust Fund Authority, 0.00%-5.50%, Dec. 2030-Jun. 2050 (2)	23,200	23,164
New York Transportation Development Corp., 2.25%-5.63%, Aug. 2026-Oct. 2045 (2)	18,905	18,967
Pennsylvania Economic Development Financing Authority, 0.00%-9.00%, Dec. 2034-Jun. 2061 (1)(2)(3)(10)	20,455	21,263

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	49

Bridge Builder Municipal High-Income Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Public Finance Authority, 4.00%-6.25%, Oct. 2025-Feb. 2062 (1)(2)(3)	$9,645	$9,448
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 0.00%-4.55%, Jul. 2027-Jul. 2053	27,100	15,974
Virginia Small Business Financing Authority, 5.00%, Jan. 2048 (1)(2)(3)	500	467
Other Securities (1)(3)(4)(5)(6)(10)	680,216	584,203

Total General Revenue		1,051,173

Healthcare – 16.62%
California Statewide Communities Development Authority, 5.25%, Dec. 2056 (1)(2)	7,195	7,216
California Statewide Communities Development Authority, 5.50%, Dec. 2058 (1)(2)	7,575	7,745
County of Cuyahoga OH, 5.50%, Feb. 2057	7,850	8,004
Regents of the University of California Medical Center Pooled Revenue, 5.00%, May 2047	10,825	12,103
California Municipal Finance Authority, 2.75%-5.25%, Nov. 2027-Nov. 2056 (1)(2)	6,305	6,216
California Statewide Communities Development Authority, 4.00%-5.50%, Dec. 2027-Dec. 2054 (1)(2)	13,505	13,607
New Hope Cultural Education Facilities Finance Corp., 0.00%-5.50%, Oct. 2031-Nov. 2061 (2)(3)	6,654	5,882
New Jersey Economic Development Authority, 0.00%, Jul. 2026 (2)	170	158
Pennsylvania Economic Development Financing Authority, 3.00%-5.25%, Jul. 2033-Jul. 2049 (2)	1,155	1,078
Public Finance Authority, 4.00%-10.00%, Sep. 2030-Jun. 2056 (1)(2)	13,990	11,714
Virginia Small Business Financing Authority, 4.00%, Jan. 2045-Dec. 2051 (2)	500	431
Other Securities (1)(3)(4)(5)(6)	404,126	362,337

Total Healthcare		436,491

Housing – 6.31%
California Community Housing Agency, 4.00%, Feb. 2056 (1)	11,910	7,955
Massachusetts Development Finance Agency, 5.00%, Oct. 2048	9,700	9,632
California Municipal Finance Authority, 4.00%-5.00%, May 2033-May 2052 (2)	9,120	9,424
California Statewide Communities Development Authority, 5.00%, May 2040 (2)	400	405
Maryland Economic Development Corp., 5.00%, Jul. 2027-Jul. 2036 (1)(2)	1,510	1,524
New Hope Cultural Education Facilities Finance Corp., 5.00%, Apr. 2027-Jul. 2058 (2)	20,860	20,648

	Principal Amount (000s)	Value (000s)
New Jersey Economic Development Authority, 5.00%, Jan. 2030-Jan. 2048 (2)	$4,855	$4,560
Public Finance Authority, 4.00%-9.00%, Jul. 2042-May 2071 (1)(2)	16,480	14,984
Other Securities (1)(3)	112,256	96,667

Total Housing		165,799

Transportation – 14.16%
California Municipal Finance Authority, 5.00%, Dec. 2043 (2)	18,130	18,606
County of Miami-Dade FL Aviation Revenue, 5.00%, Oct. 2034	9,070	9,109
Foothill-Eastern Transportation Corridor Agency, 4.00%, Jan. 2046	8,300	8,188
Maryland Economic Development Corp., 5.25%, Jun. 2055 (2)	18,375	18,914
Texas Private Activity Bond Surface Transportation Corp., 5.00%, Jun. 2058	9,865	9,970
Virginia Small Business Financing Authority, 4.00%, Jan. 2040 (2)	8,715	8,503
Virginia Small Business Financing Authority, 4.00%, Jan. 2048 (2)	9,475	8,831
Virginia Small Business Financing Authority, 5.00%, Dec. 2052 (2)	10,465	10,499
Virginia Small Business Financing Authority, 5.00%, Dec. 2056 (2)	8,315	8,329
California Municipal Finance Authority, 4.00%-5.00%, Dec. 2047-Jun. 2048 (2)	2,095	2,031
Maryland Economic Development Corp., 5.00%, Jun. 2025-Jun. 2049 (2)	6,665	6,912
New Jersey Transportation Trust Fund Authority, 0.00%, Dec. 2028-Dec. 2034 (2)	2,200	1,853
New York Transportation Development Corp., 4.00%-6.00%, Dec. 2034-Jun. 2060 (2)	13,210	14,058
Public Finance Authority, 4.00%-4.25%, Jul. 2041-Jul. 2054 (2)	5,840	4,214
Virginia Small Business Financing Authority, 4.00%-5.00%, Jul. 2035-Dec. 2057 (2)	22,755	23,054
Other Securities (10)	252,907	218,577

Total Transportation		371,648

Utilities – 5.12%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 4.00%, Jul. 2042 (1)	13,660	12,054
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, Jul. 2030 (1)	16,360	16,613
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, Jul. 2035 (1)	9,815	9,907
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, Jul. 2037 (1)	7,940	7,975
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, Jul. 2047 (1)	7,910	7,771

The accompanying notes are an integral part of these financial statements.

50	Semiannual Report • December 31, 2023

Bridge Builder Municipal High-Income Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey Economic Development Authority, 4.00%-5.00%, Aug. 2059 (2)	$1,490	$1,504
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 4.00%-6.13%, Jul. 2024-Jul. 2047 (1)	14,420	14,279
Other Securities (3)(5)(6)	80,425	64,401

Total Utilities		134,504

Total Municipal Bonds (Cost: $2,528,991)		2,548,265

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.00% (7)
Basic Materials – 0.00% (7)
Ingevity Corp. (6)(8)	0	3

Total Basic Materials		3

Consumer, Cyclical – 0.00% (7)
United Airlines Holdings, Inc. (6)(8)	0	1

Total Consumer, Cyclical		1

Industrials – 0.00% (7)
Westrock Co. (8)	0	18

Total Industrials		18

Total Common Stocks
(Cost: $19)		22

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 1.80%
Money Market Funds – 1.60%
Fidelity Institutional Money Market Government Fund – Class I, 5.29% (9)	42,020	$42,020

Total Money Market Funds		42,020

	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills – 0.19%
U.S. Treasury Bill, 0.00%, Jan. 2024	$5,000	4,995

Total U.S. Treasury Bills		4,995

Time Deposits – 0.01%
Citibank, New York, 4.83% due 01/02/2024	161	161
Sumitomo Trust Bank, London, 4.83% due 01/02/2024	179	179

Total Time Deposits		340

Total Short-Term Investments (Cost: $47,354)		47,355

TOTAL INVESTMENTS IN SECURITIES – 98.83% (Cost: $2,576,364)		2,595,642
OTHER ASSETS IN EXCESS OF LIABILITIES – 1.17%		30,695

TOTAL NET ASSETS – 100.00%		$2,626,337

Percentages are stated as a percent of net assets.

(1)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $474,849, which represents 18.08% of total net assets.

(2)	Issuer includes securities in multiple categories. The market value of the issuer as a whole is greater than 1% of the Fund’s total net assets.

(3)	Adjustable rate security or includes adjustable rate securities. The rate reported is the rate in effect as of December 31, 2023.

(4)	Includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2023.

(5)	Includes securities in default as of December 31, 2023. The value of these securities totals $15,356, which represents 0.58% of total net assets.

(6)	Non-income producing security or includes securities that are non-income producing.

(7)	Amount calculated is less than 0.005%.

(8)	A zero balance may reflect actual amounts rounding to less than one thousand.

(9)	Represents annualized seven-day yield as of the close of the reporting period.

(10)	Security or includes securities that are restricted at December 31, 2023. The value of these securities totals $9,809, which represents 0.37% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
94	U.S. 5 Year Note Future	Mar. 2024	$10,233	$10,225	$(8)

					$(8)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	51

Bridge Builder Municipal High-Income Bond Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

State/U.S. Territory	Percentages of Net Assets
Alabama	2.23%
Alaska	0.10
Arizona	1.99
Arkansas	0.71
California	9.25
Colorado	4.09
Connecticut	0.86
Delaware	0.90
District of Columbia	1.13
Florida	4.74
Georgia	2.99
Guam	0.72
Hawaii	0.01
Idaho	0.26
Illinois	6.35
Indiana	1.01
Iowa	0.20
Kansas	0.29
Kentucky	1.19
Louisiana	1.24
Maine	0.04
Maryland	3.24
Massachusetts	0.73
Michigan	1.53
Minnesota	0.36
Missouri	1.31
Montana	0.09
Nebraska	0.12
Nevada	0.58
New Hampshire	0.61
New Jersey	4.34
New Mexico	0.06

State/U.S. Territory (Continued)	Percentages of Net Assets
New York	5.92%
North Carolina	1.76
North Dakota	0.02
Ohio	4.61
Oklahoma	0.66
Oregon	0.75
Other Territory	0.04
Pennsylvania	4.67
Puerto Rico	8.51
Rhode Island	0.03
South Carolina	0.97
South Dakota	0.21
Tennessee	0.99
Texas	5.94
Utah	0.80
Vermont	0.04
Virgin Islands	0.21
Virginia	4.09
Washington	0.72
West Virginia	0.35
Wisconsin	2.47

Total Municipal Bonds	97.03

COMMON STOCKS	0.00

SHORT-TERM INVESTMENTS	1.80

TOTAL INVESTMENTS IN SECURITIES	98.83

OTHER ASSETS IN EXCESS OF LIABILITIES	1.17

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

52	Semiannual Report • December 31, 2023

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.02%
Communication Services – 8.69%
Alphabet, Inc. – Class A (1)	6,052	$845,437
Alphabet, Inc. – Class C (1)	3,410	480,557
Meta Platforms, Inc. – Class A (1)	832	294,494
Netflix, Inc. (1)	831	404,693
Other Securities (1)	1,589	127,763

Total Communication Services		2,152,944

Consumer Discretionary – 14.73%
Amazon.com, Inc. (1)	10,658	1,619,313
Home Depot, Inc.	624	216,126
McDonald’s Corp.	664	196,968
MercadoLibre, Inc. (1)	120	188,608
Starbucks Corp.	2,535	243,396
Tesla, Inc. (1)	1,031	256,199
Yum! Brands, Inc.	2,224	290,527
Other Securities (1)	4,196	639,872

Total Consumer Discretionary		3,651,009

Consumer Staples – 3.32%
Various Securities (1)	7,455	821,917

Total Consumer Staples		821,917

Energy – 1.91%
Chevron Corp.	1,388	207,026
ConocoPhillips	1,687	195,792
Other Securities	408	71,353

Total Energy		474,171

Financials – 16.11%
American Express Co.	2,283	427,748
Aon Plc – Class A	1,064	309,679
Bank of America Corp.	7,162	241,155
FleetCor Technologies, Inc. (1)	895	252,900
Goldman Sachs Group, Inc.	453	174,785
Intercontinental Exchange, Inc.	2,018	259,196
Marsh & McLennan Companies, Inc.	917	173,694
Mastercard, Inc. – Class A	379	161,606
MSCI, Inc. – Class A	529	299,169
S&P Global, Inc.	854	376,405
Visa, Inc. – Class A	3,541	921,924
Other Securities (1)	8,023	392,937

Total Financials		3,991,198

Healthcare – 14.26%
Danaher Corp.	2,086	482,669
Eli Lilly & Co.	413	240,979
IQVIA Holdings, Inc. (1)	1,518	351,221
Johnson & Johnson	1,235	193,652
Novo Nordisk—ADR	3,419	353,743
Thermo Fisher Scientific, Inc.	850	451,109
UnitedHealth Group, Inc.	1,447	762,031
Other Securities (1)	5,848	697,259

Total Healthcare		3,532,663

	Shares (000s)	Value (000s)
Industrials – 5.33%
Canadian Pacific Kansas City Ltd.	4,167	$329,413
Honeywell International, Inc.	881	184,665
Other Securities (1)	5,142	807,483

Total Industrials		1,321,561

Information Technology – 27.97%
Adobe, Inc. (1)	423	252,399
Advanced Micro Devices, Inc. (1)	1,393	205,293
Amphenol Corp. – Class A	1,585	157,091
Apple, Inc.	2,794	537,943
Autodesk, Inc. (1)	1,252	304,879
Broadcom, Inc.	162	180,694
Intuit, Inc.	566	354,020
Microsoft Corp.	5,565	2,092,827
NVIDIA Corp.	1,321	654,146
Salesforce, Inc. (1)	1,891	497,716
ServiceNow, Inc. (1)	392	277,174
Workday, Inc. – Class A (1)	1,104	304,731
Other Securities (1)	6,688	1,112,856

Total Information Technology		6,931,769

Materials – 3.47%
Ball Corp.	3,230	185,795
Ecolab, Inc.	1,576	312,577
Sherwin-Williams Co.	857	267,368
Other Securities (1)	520	94,937

Total Materials		860,677

Real Estate – 2.22%
Equinix, Inc.	367	295,288
Prologis, Inc.	1,395	185,916
Other Securities (1)	355	69,500

Total Real Estate		550,704

Utilities – 0.01%
Various Securities	54	1,262

Total Utilities		1,262

Total Common Stocks (Cost: $15,739,350)		24,289,875

PREFERRED STOCKS – 0.11%
Consumer Discretionary – 0.11%
Dr Ing hc F Porsche AG (2)	311	27,419

Total Consumer Discretionary		27,419

Total Preferred Stocks (Cost: $30,038)		27,419

SHORT-TERM INVESTMENTS – 1.81%
Money Market Funds – 1.81%
Goldman Sachs Financial Square Government Fund – Class I, 5.24% (3)	448,301	448,301

Total Money Market Funds		448,301

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	53

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00% (4)
JP Morgan, New York, 4.83% due 01/02/2024	$605	$605
Sumitomo, Tokyo, 4.83% due 01/02/2024	18	18

Total Time Deposits		623

Total Short-Term Investments (Cost: $448,924)		448,924

TOTAL INVESTMENTS IN SECURITIES – 99.94% (Cost: $16,218,312)		24,766,218
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.06%		14,959

TOTAL NET ASSETS – 100.00%		$24,781,177

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)

Security purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $27,419, which represents 0.11% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Amount calculated is less than 0.005%.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
26	NASDAQ 100 E-mini Future	Mar. 2024	$8,674	$8,852	$178
9	S&P 500 E-mini Future	Mar. 2024	2,134	2,169	35

					$213

The accompanying notes are an integral part of these financial statements.

54	Semiannual Report • December 31, 2023

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.39%
Communication Services – 6.81%
Alphabet, Inc. – Class C (1)	1,697	$239,144
Comcast Corp. – Class A	5,612	246,069
Electronic Arts, Inc.	1,066	145,881
Meta Platforms, Inc. – Class A (1)	540	190,999
Other Securities (1)(2)	14,730	508,505

Total Communication Services		1,330,598

Consumer Discretionary – 7.91%
Marriott International, Inc. – Class A	506	114,035
McDonald’s Corp.	441	130,615
NIKE, Inc. – Class B	1,125	122,100
TJX Companies, Inc.	1,459	136,823
Other Securities (1)	18,526	1,040,518

Total Consumer Discretionary		1,544,091

Consumer Staples – 9.10%
Colgate-Palmolive Co.	1,865	148,679
Philip Morris International, Inc.	2,424	228,059
Procter & Gamble Co.	850	124,532
Other Securities (1)	20,610	1,275,953

Total Consumer Staples		1,777,223

Energy – 5.79%
EOG Resources, Inc.	1,156	139,830
Hess Corp.	833	120,155
Schlumberger NV	2,163	112,549
Other Securities (1)	13,472	757,898

Total Energy		1,130,432

Financials – 19.48%
American Express Co.	872	163,445
American International Group, Inc.	2,584	175,080
Arch Capital Group Ltd. (1)	1,645	122,187
Bank of America Corp.	4,068	136,963
Berkshire Hathaway, Inc. – Class B (1)	469	167,296
Chubb Ltd.	997	225,348
Fiserv, Inc. (1)	971	129,038
Goldman Sachs Group, Inc.	296	114,102
Marsh & McLennan Companies, Inc.	619	117,308
Mastercard, Inc. – Class A	279	118,996
Morgan Stanley	1,276	118,997
PNC Financial Services Group, Inc.	1,020	158,011
US Bancorp	5,443	235,580
Visa, Inc. – Class A	941	245,070
Wells Fargo & Co.	3,718	183,023
Other Securities (1)	25,578	1,394,912

Total Financials		3,805,356

Healthcare – 13.27%
Abbott Laboratories	1,034	113,784
Cigna Group	460	137,786
Danaher Corp.	611	141,253
Elevance Health, Inc.	306	144,181
Johnson & Johnson	1,084	169,943
Medtronic Plc	3,160	260,342
Merck & Co., Inc.	2,382	259,722
Stryker Corp.	509	152,307

	Shares (000s)	Value (000s)
UnitedHealth Group, Inc.	451	$237,695
Other Securities (1)	20,856	973,960

Total Healthcare		2,590,973

Industrials – 15.08%
Honeywell International, Inc.	705	147,813
Northrop Grumman Corp.	377	176,448
Union Pacific Corp.	513	126,037
United Parcel Service, Inc. – Class B	1,225	192,675
Vertiv Holdings Co. – Class A	4,503	216,290
Other Securities (1)	21,655	2,085,790

Total Industrials		2,945,053

Information Technology – 9.30%
Accenture Plc – Class A	430	150,786
Broadcom, Inc.	146	163,172
Microsoft Corp.	638	239,775
QUALCOMM, Inc.	1,365	197,454
Texas Instruments, Inc.	1,283	218,778
Other Securities (1)	10,544	845,233

Total Information Technology		1,815,198

Materials – 4.51%
Linde Plc	331	136,088
Other Securities (1)(2)	12,825	744,235

Total Materials		880,323

Real Estate – 3.34%
Public Storage	375	114,415
Other Securities (1)	12,588	538,083

Total Real Estate		652,498

Utilities – 2.80%
Various Securities	10,802	545,982

Total Utilities		545,982

Total Common Stocks (Cost: $13,605,935)		19,017,727

CONVERTIBLE PREFERRED STOCKS – 0.03%
Utilities – 0.03%
NextEra Energy, Inc., 6.93%	167	6,353

Total Utilities		6,353

Total Convertible Preferred Stocks (Cost: $7,704)		6,353

PREFERRED STOCKS – 0.22%
Consumer Discretionary – 0.22%
Various Securities (3)	416	42,858

Total Consumer Discretionary		42,858

Total Preferred Stocks (Cost: $48,184)		42,858

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	55

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)		Value (000s)
SHORT-TERM INVESTMENTS – 2.25%
Money Market Funds – 2.24%
Goldman Sachs Financial Square Government Fund – Class I, 5.24% (4)		437,907	$437,907

Total Money Market Funds			437,907

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.01%
Bank of Montreal, London, 4.83% due 01/02/2024		$558	558
Brown Brothers Harriman, 2.96% due 01/02/2024	EUR	477	527
Royal Bank of Canada, London, 2.96% due 01/02/2024		254	280
Royal Bank of Canada, London, 4.41% due 01/02/2024	GBP	2	3

	Principal Amount (000s)		Value (000s)
Skandinaviska Enskilda Banken AB, Stockholm, -1.49% due 01/02/2024 (5)	SEK	0	$0

Total Time Deposits			1,368

Total Short-Term Investments (Cost: $439,275)			439,275

TOTAL INVESTMENTS IN SECURITIES – 99.89% (Cost: $14,101,098)			19,506,213
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.11%			22,058

TOTAL NET ASSETS – 100.00%			$19,528,271

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt

EUR	Euro

GBP	British Pound

SEK	Swedish Krona

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $7, which represents 0.00% of total net assets.

(3)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $21,176, which represents 0.11% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	A zero balance may reflect actual amounts rounding to less than one thousand.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
25	S&P 500 E-mini Future	Mar. 2024	$5,853	$6,025	$172

					$172

The accompanying notes are an integral part of these financial statements.

56	Semiannual Report • December 31, 2023

Bridge Builder Tax Managed Large Cap Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.62%
Communication Services – 8.92%
Alphabet, Inc. – Class A (1)	534	$74,544
Alphabet, Inc. – Class C (1)	253	35,593
Comcast Corp. – Class A	526	23,052
Meta Platforms, Inc. – Class A (1)	145	51,424
Netflix, Inc. (1)	47	22,829
T-Mobile U.S., Inc.	146	23,355
Other Securities (1)	619	34,347

Total Communication Services		265,144

Consumer Discretionary – 8.95%
Amazon.com, Inc.(1)	598	90,791
TJX Companies, Inc.	239	22,461
Other Securities (1)	2,124	152,586

Total Consumer Discretionary		265,838

Consumer Staples – 4.08%
Procter & Gamble Co.	114	16,734
Walmart, Inc.	151	23,828
Other Securities (1)	1,309	80,657

Total Consumer Staples		121,219

Energy – 4.89%
Chevron Corp.	111	16,505
Exxon Mobil Corp.	191	19,140
Hess Corp.	111	15,966
Phillips 66	106	14,125
Pioneer Natural Resources Co.	118	26,475
Other Securities (1)	1,770	52,934

Total Energy		145,145

Financials – 14.15%
Berkshire Hathaway, Inc. – Class B (1)	153	54,593
Fiserv, Inc. (1)	166	22,095
JP Morgan Chase & Co.	177	30,023
Mastercard, Inc. – Class A	55	23,629
Progressive Corp.	99	15,809
Travelers Companies, Inc.	82	15,536
US Bancorp	538	23,299
Visa, Inc. – Class A	185	48,130
Other Securities (1)	2,385	187,337

Total Financials		420,451

Healthcare – 12.31%
Becton Dickinson & Co.	89	21,743
Cigna Group	62	18,664
Eli Lilly & Co.	61	35,757
Intuitive Surgical, Inc. (1)	45	15,131
Johnson & Johnson	142	22,249
Merck & Co., Inc.	309	33,733
Stryker Corp.	83	24,952
Thermo Fisher Scientific, Inc.	27	14,500
UnitedHealth Group, Inc.	133	69,796
Other Securities (1)	1,353	109,329

Total Healthcare		365,854

	Shares (000s)	Value (000s)
Industrials – 10.28%
AerCap Holdings NV (1)	194	$14,454
Automatic Data Processing, Inc.	66	15,290
BWX Technologies, Inc.	206	15,812
Honeywell International, Inc.	99	20,789
Vertiv Holdings Co. – Class A	914	43,908
Waste Management, Inc.	104	18,579
Other Securities (1)	2,087	176,658

Total Industrials		305,490

Information Technology – 24.33%
Adobe, Inc. (1)	44	26,545
Apple, Inc.	766	147,414
ASML Holding NV – Class REG	31	23,171
Broadcom, Inc.	26	28,904
Intuit, Inc.	47	29,648
Microsoft Corp.	550	207,008
NVIDIA Corp.	136	67,419
Oracle Corp.	276	29,150
QUALCOMM, Inc.	112	16,129
Other Securities (1)	1,145	147,434

Total Information Technology		722,822

Materials – 5.12%
Air Products & Chemicals, Inc.	75	20,484
CRH Plc	272	18,798
Other Securities (1)	1,902	112,870

Total Materials		152,152

Real Estate – 2.50%
VICI Properties, Inc. – Class A	479	15,270
Other Securities (1)	760	58,879

Total Real Estate		74,149

Utilities – 2.09%
Various Securities	1,172	62,201

Total Utilities		62,201

Total Common Stocks (Cost: $2,281,924)		2,900,465

SHORT-TERM INVESTMENTS – 2.31%
Money Market Funds – 2.30%
Goldman Sachs Financial Square Government Fund – Class I, 5.24% (2)	68,230	68,230

Total Money Market Funds		68,230

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
Royal Bank of Canada, Toronto, 4.83% due 01/02/2024	$336	336

Total Time Deposits		336

Total Short-Term Investments (Cost: $68,566)		68,566

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	57

Bridge Builder Tax Managed Large Cap Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Principal Amount (000s)	Value (000s)
TOTAL INVESTMENTS IN SECURITIES – 99.93% (Cost: $2,350,490)	$2,969,031
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.07%	1,966

TOTAL NET ASSETS – 100.00%	$2,970,997

Percentages are stated as a percent of net assets.

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

58	Semiannual Report • December 31, 2023

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.07%
Communication Services – 2.89%
Spotify Technology SA (1)	221	$41,455
Other Securities (1)	3,212	180,146

Total Communication Services		221,601

Consumer Discretionary – 10.04%
Chipotle Mexican Grill, Inc. – Class A (1)	28	63,396
Deckers Outdoor Corp. (1)	85	56,517
Domino’s Pizza, Inc.	97	40,046
Wingstop, Inc.	216	55,436
Other Securities (1)(2)	9,257	552,946

Total Consumer Discretionary		768,341

Consumer Staples – 5.41%
BellRing Brands, Inc. (1)	918	50,894
Celsius Holdings, Inc. (1)	835	45,549
Clorox Co.	257	36,709
Freshpet, Inc. (1)	614	53,243
Other Securities (1)	3,546	227,816

Total Consumer Staples		414,211

Energy – 2.27%
Various Securities (1)	6,527	173,428

Total Energy		173,428

Financials – 9.89%
Arthur J. Gallagher & Co.	207	46,622
Everest Group Ltd.	129	45,562
Ryan Specialty Holdings, Inc. – Class A (1)	1,201	51,649
Tradeweb Markets, Inc. – Class A	1,015	92,221
Other Securities (1)	10,266	520,703

Total Financials		756,757

Healthcare – 20.09%
Argenx SE – ADR(1)	161	61,270
Ascendis Pharma – ADR (1)	395	49,707
Bio-Techne Corp.	618	47,713
DexCom, Inc. (1)	885	109,835
Exact Sciences Corp. (1)	678	50,176
Repligen Corp. (1)	364	65,444
Veeva Systems, Inc. – Class A (1)	450	86,652
Waters Corp. (1)	126	41,400
West Pharmaceutical Services, Inc.	206	72,571
Other Securities (1)(2)(6)	17,157	953,351

Total Healthcare		1,538,119

Industrials – 20.58%
AMETEK, Inc.	363	59,855
Axon Enterprise, Inc. (1)	253	65,379
Fortive Corp.	1,192	87,740
Ingersoll Rand, Inc.	615	47,587
Nordson Corp.	151	39,888
Quanta Services, Inc.	175	37,817
Rockwell Automation, Inc.	141	43,676
Saia, Inc. (1)	148	64,926
Trex Co., Inc. (1)	483	40,027
Vertiv Holdings Co. – Class A	879	42,212

	Shares (000s)	Value (000s)
Xylem, Inc.	350	$40,066
Other Securities (1)	14,529	1,006,321

Total Industrials		1,575,494

Information Technology – 24.66%
Arista Networks, Inc. (1)	196	46,175
Atlassian Corp. – Class A (1)	284	67,650
CyberArk Software Ltd. (1)	247	53,999
HubSpot, Inc. (1)	88	51,373
Keysight Technologies, Inc. (1)	299	47,510
Lattice Semiconductor Corp. (1)	930	64,149
MongoDB, Inc. – Class A (1)	146	59,876
Monolithic Power Systems, Inc.	68	43,183
Nutanix, Inc. – Class A (1)	1,159	55,279
Okta, Inc. – Class A (1)	640	57,984
Onto Innovation, Inc. (1)	282	43,110
Pure Storage, Inc. – Class A (1)	1,424	50,776
Super Micro Computer, Inc. (1)	172	48,944
Synopsys, Inc. (1)	134	68,925
Tyler Technologies, Inc. (1)	106	44,338
Workday, Inc. – Class A (1)	134	36,992
Zscaler, Inc. (1)	308	68,153
Other Securities (1)	13,253	980,252

Total Information Technology		1,888,668

Materials – 1.16%
Various Securities (1)	1,952	88,496

Total Materials		88,496

Real Estate – 1.01%
Various Securities (1)	1,281	77,101

Total Real Estate		77,101

Utilities – 0.07%
Various Securities (1)	160	5,252

Total Utilities		5,252

Total Common Stocks (Cost: $5,683,429)		7,507,468

RIGHTS – 0.00% (3)
Healthcare – 0.00% (3)
Cartesian Therapeutics, Inc., expires 12/31/2049 (1)(2)	5	1

Total Healthcare		1

Total Rights (Cost: $0)		1

WARRANTS – 0.00% (3)
Healthcare – 0.00% (3)
Cassava Sciences, Inc., expires 03/31/2025 (1)(4)	3	—

Total Healthcare		—

Total Warrants (Cost: $0)		—

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	59

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS –2.31%
Money Market Funds – 2.30%
Goldman Sachs Financial Square Government Fund -– Class I, 5.24% (5)	175,739	$175,739

Total Money Market Funds		175,739

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
Citibank, New York, 4.83% due 01/02/2024	$197	197
Royal Bank of Canada, Toronto, 4.83% due 01/02/2024	672	672
Sumitomo, Tokyo, 4.83% due 01/02/2024	103	103

Total Time Deposits		972

Total Short-Term Investments (Cost: $176,711)		176,711

TOTAL INVESTMENTS IN SECURITIES – 100.38% (Cost: $5,860,140)		7,684,180
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.38)%		(29,334)

TOTAL NET ASSETS – 100.00%		$7,654,846

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Security or includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $14, which represents 0.00% of total net assets.

(3)	Amount calculated is less than 0.005%.

(4)	A zero balance may reflect actual amounts rounding to less than one thousand.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

(6)	Includes securities that are restricted at December 31, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
9	E-mini Russell 2000 Future	Mar. 2024	$853	$921	$68
3	S&P 500 E-mini Future	Mar. 2024	714	723	9
1	S&P MidCap 400 E-mini Future	Mar. 2024	273	281	8

					$85

The accompanying notes are an integral part of these financial statements.

60	Semiannual Report • December 31, 2023

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.19%
Communication Services – 1.10%
Various Securities (1)(2)	3,885	$82,655

Total Communication Services		82,655

Consumer Discretionary – 11.65%
AutoZone, Inc. (1)	14	36,703
Floor & Decor Holdings, Inc. – Class A(1)	252	28,138
NVR, Inc. (1)	5	35,996
Red Rock Resorts, Inc. – Class A	670	35,734
Skechers USA, Inc. – Class A (1)	662	41,288
Other Securities (1)(2)	15,968	695,061

Total Consumer Discretionary		872,920

Consumer Staples – 3.21%
Various Securities (1)	5,385	240,292

Total Consumer Staples		240,292

Energy – 5.81%
Diamondback Energy, Inc.	260	40,284
Matador Resources Co.	552	31,386
Range Resources Corp.	991	30,163
TechnipFMC Plc	1,598	32,188
Other Securities (1)	10,526	301,268

Total Energy		435,289

Financials – 19.97%
American International Group, Inc.	557	37,770
Ameriprise Financial, Inc.	127	48,301
Comerica, Inc.	513	28,648
East West Bancorp, Inc.	387	27,821
Fifth Third Bancorp	879	30,307
Glacier Bancorp, Inc.	658	27,199
MSCI, Inc. – Class A	51	28,810
Reinsurance Group of America, Inc. – Class A	170	27,455
Western Alliance Bancorp	472	31,080
Zions Bancorp N.A.	912	40,030
Other Securities (1)	34,619	1,167,808

Total Financials		1,495,229

Healthcare – 6.81%
Avantor, Inc. (1)	1,479	33,772
Cencora, Inc. – Class A	131	26,892
ICON Plc (1)	105	29,734
IQVIA Holdings, Inc. (1)	149	34,385
Other Securities (1)(2)(6)	11,945	385,156

Total Healthcare		509,939

Industrials – 20.95%
Allegion Plc	286	36,292
AMETEK, Inc.	255	42,043
CACI International, Inc. – Class A (1)	104	33,681
MAXIMUS, Inc.	357	29,976
nVent Electric Plc	572	33,816
Otis Worldwide Corp.	325	29,088
Parker-Hannifin Corp.	126	57,863
Regal Rexnord Corp.	227	33,615
SiteOne Landscape Supply, Inc. (1)	172	27,953

	Shares (000s)	Value (000s)
Textron, Inc.	414	$33,299
Vertiv Holdings Co. – Class A	608	29,220
WESCO International, Inc.	219	38,040
WillScot Mobile Mini Holdings Corp. – Class A (1)	677	30,122
Other Securities(1)	21,026	1,113,756

Total Industrials		1,568,764

Information Technology – 9.37%
CDW Corp.	127	28,974
Marvell Technology, Inc.	550	33,171
MongoDB, Inc. – Class A (1)	74	30,271
Monolithic Power Systems, Inc.	61	38,512
ON Semiconductor Corp. (1)	394	32,923
Other Securities (1)	11,808	538,030

Total Information Technology		701,881

Materials – 7.80%
Ashland, Inc.	318	26,776
Avery Dennison Corp.	169	34,196
Axalta Coating Systems Ltd. (1)	1,129	38,355
Constellium SE – Class A (1)	1,755	35,040
Freeport-McMoRan, Inc.	854	36,335
Vulcan Materials Co.	140	31,869
Other Securities (1)(2)	9,869	382,071

Total Materials		584,642

Real Estate – 8.00%
EastGroup Properties, Inc.	289	52,954
Extra Space Storage, Inc.	393	62,934
Other Securities (1)	18,017	483,603

Total Real Estate		599,491

Utilities – 3.52%
Vistra Corp.	1,062	40,892
Other Securities (1)	4,602	222,648

Total Utilities		263,540

Total Common Stocks (Cost: $5,565,495)		7,354,642

RIGHTS – 0.00% (3)
Healthcare – 0.000% (3)
Cartesian Therapeutics, Inc., expires 12/31/2049 (1)(2)	34	6

Total Healthcare		6

Industrials – 0.00% (3)
DIRTT Environmental Solutions, expires 01/05/2024 (1)	126	3

Total Industrials		3

Total Rights (Cost: $71)		9

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	61

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 1.80%
Money Market Funds – 1.78%
Goldman Sachs Financial Square Government Fund – Class I, 5.24% (4)	133,842	$133,842

Total Money Market Funds		133,842

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.02%
Bank of Montreal, London, 4.83% due 01/02/2024	$172	172
Citibank, New York, 4.83% due 01/02/2024	157	157
JP Morgan, New York, 4.83% due 01/02/2024	850	850

	Principal Amount (000s)		Value (000s)
Skandinaviska Enskilda Banken AB, Stockholm, -1.49% due 01/02/2024 (5)	SEK	0	$0

Total Time Deposits			1,179

Total Short-Term Investments (Cost: $135,021)			135,021

TOTAL INVESTMENTS IN SECURITIES – 99.99% (Cost: $5,700,587)			7,489,672
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.01%			973

TOTAL NET ASSETS – 100.00%			$7,490,645

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

SEK	Swedish Krona

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Security or includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $40, which represents 0.00% of total net assets.

(3)	Amount calculated is less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	A zero balance may reflect actual amounts rounding to less than one thousand.

(6)	Includes securities that are restricted at December 31, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
26	E-mini Russell 2000 Future	Mar. 2024	$2,539	$2,663	$124
7	S&P 500 E-mini Future	Mar. 2024	1,642	1,687	45

					$169

The accompanying notes are an integral part of these financial statements.

62	Semiannual Report • December 31, 2023

Bridge Builder Tax Managed Small/Mid Cap Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.89%
Communication Services – 1.83%
Nexstar Media Group, Inc. – Class A	33	$5,198
Other Securities (1)	317	12,636

Total Communication Services		17,834

Consumer Discretionary – 12.07%
Deckers Outdoor Corp.(1)	6	4,336
Floor & Decor Holdings, Inc. – Class A (1)	42	4,652
LKQ Corp.	96	4,565
Pool Corp.	19	7,691
Texas Roadhouse, Inc. – Class A	36	4,448
Tractor Supply Co.	20	4,206
Other Securities (1)	1,683	87,797

Total Consumer Discretionary		117,695

Consumer Staples – 3.66%
Church & Dwight Co., Inc.	64	6,066
Keurig Dr Pepper, Inc.	153	5,109
Reynolds Consumer Products, Inc.	146	3,911
Other Securities (1)	485	20,587

Total Consumer Staples		35,673

Energy – 4.65%
Cameco Corp.	81	3,495
Tidewater, Inc. (1)	58	4,181
Other Securities (1)	1,100	37,683

Total Energy		45,359

Financials – 13.36%
Allstate Corp.	35	4,918
Annaly Capital Management, Inc.	189	3,657
Arch Capital Group Ltd. (1)	75	5,564
Brown & Brown, Inc.	59	4,232
Euronet Worldwide, Inc. (1)	38	3,846
Other Securities (1)	2,566	108,028

Total Financials		130,245

Healthcare – 12.13%
Alcon, Inc.	49	3,849
Bio-Techne Corp.	60	4,636
Chemed Corp.	6	3,649
ICON Plc (1)	14	3,912
West Pharmaceutical Services, Inc.	12	4,209
Zimmer Biomet Holdings, Inc.	31	3,752
Other Securities (1)(2)(4)	1,806	94,308

Total Healthcare		118,315

Industrials – 23.14%
AerCap Holdings NV (1)	88	6,576
Carlisle Companies, Inc.	19	5,928
Core & Main, Inc. – Class B (1)	98	3,955
Graco, Inc.	43	3,766
ITT, Inc.	40	4,757
Jacobs Solutions, Inc.	40	5,173
Kirby Corp. (1)	46	3,619
Knight-Swift Transportation Holdings, Inc. – Class A	73	4,235
L3Harris Technologies, Inc.	23	4,892

	Shares (000s)	Value (000s)
Lincoln Electric Holdings, Inc.	31	$6,642
MasTec, Inc. (1)	82	6,218
Nordson Corp.	22	5,792
Quanta Services, Inc.	17	3,730
RBC Bearings, Inc. (1)	15	4,241
Republic Services, Inc. – Class A	41	6,773
Tetra Tech, Inc.	35	5,783
Toro Co.	41	3,980
Watsco, Inc.	12	5,165
Other Securities (1)	2,508	134,274

Total Industrials		225,499

Information Technology – 15.55%
Entegris, Inc.	33	4,000
Fair Isaac Corp. (1)	6	6,426
Lattice Semiconductor Corp. (1)	99	6,817
Qualys, Inc. (1)	27	5,309
Other Securities (1)	1,880	129,040

Total Information Technology		151,592

Materials – 4.56%
AptarGroup, Inc.	32	3,959
Eagle Materials, Inc.	20	4,093
Vulcan Materials Co.	25	5,573
Other Securities (1)	701	30,827

Total Materials		44,452

Real Estate – 4.70%
CBRE Group, Inc. – Class A (1)	63	5,849
CubeSmart	88	4,073
Other Securities (1)	1,074	35,943

Total Real Estate		45,865

Utilities – 2.24%
Various Securities (1)	414	21,841

Total Utilities		21,841

Total Common Stocks (Cost: $786,275)		954,370

SHORT-TERM INVESTMENTS – 2.15%
Money Market Funds – 2.15%
Goldman Sachs Financial Square Government Fund – Class I, 5.24% (3)	21,000	21,000

Total Money Market Funds		21,000

Total Short-Term Investments (Cost: $21,000)		21,000

TOTAL INVESTMENTS IN SECURITIES – 100.04% (Cost: $807,275)		975,370

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.04)%		(368)

TOTAL NET ASSETS – 100.00%		$975,002

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	63

Bridge Builder Tax Managed Small/Mid Cap Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Percentages are stated as a percent of net assets.

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Includes securities that are restricted at December 31, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

64	Semiannual Report • December 31, 2023

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

COMMON STOCKS – 98.09%
Communication Services – 3.58%
WPP Plc	12,607	$120,425
Other Securities (1)(2)	143,582	522,808

Total Communication Services		643,233

Consumer Discretionary – 13.50%
Cie Financiere Richemont SA	856	118,334
Compass Group Plc	3,523	96,404
Ferrari NV	353	119,338
Honda Motor Co. Ltd.	11,564	119,285
Kering SA	255	113,129
LVMH Moet Hennessy Louis Vuitton SE	180	146,303
MercadoLibre, Inc. (2)	131	206,653
Sony Group Corp.	1,842	174,322
Other Securities (1)(2)	112,562	1,333,134

Total Consumer Discretionary		2,426,902

Consumer Staples – 9.01%
Imperial Brands Plc	6,540	150,592
Kao Corp.	2,590	106,482
Tesco Plc	45,513	168,614
Other Securities (1)(2)(3)(7)	197,385	1,195,194

Total Consumer Staples		1,620,882

Energy – 3.61%
BP Plc	36,851	218,459
Shell Plc	7,200	236,122
Other Securities (2)	10,931	195,075

Total Energy		649,656

Financials – 16.83%
Adyen NV (1)(2)	116	150,077
Allianz SE	615	164,358
Banco Santander SA	38,937	162,862
Lloyds Banking Group Plc	296,139	179,619
UBS Group AG	3,944	122,496
United Overseas Bank Ltd.	10,692	230,773
Other Securities (1)(2)	199,701	2,015,233

Total Financials		3,025,418

Healthcare – 12.06%
GSK Plc	8,210	151,641
ICON Plc (2)	429	121,327
Koninklijke Philips NV	9,113	213,263
Novartis AG	1,499	151,445
Novo Nordisk – Class B	2,842	294,554
Sanofi SA	2,195	218,105
Takeda Pharmaceutical Co. Ltd.	4,542	130,247
Other Securities (1)(2)	21,744	887,622

Total Healthcare		2,168,204

Industrials – 20.41%
Atlas Copco AB – Class A	8,961	154,583
BAE Systems Plc	8,693	123,041
Bouygues SA	4,450	167,883
Canadian Pacific Kansas City Ltd.	2,322	183,607
Cie de Saint-Gobain SA	1,505	111,022
CK Hutchison Holdings Ltd.	19,964	107,256

	Shares (000s)	Value (000s)
Experian Plc	3,591	$146,495
Hitachi Ltd.	2,086	150,074
Mitsubishi Electric Corp.	9,248	130,810
Schneider Electric SE	535	107,602
Secom Co. Ltd.	1,359	97,767
Toyota Industries Corp.	1,654	134,487
Other Securities (1)(2)	104,609	2,057,309

Total Industrials		3,671,936

Information Technology – 10.91%
ASML Holding NV	238	179,319
ASML Holding NV – Class REG	104	78,614
Atlassian Corp. – Class A (2)	492	116,996
FUJIFILM Holdings Corp.	2,191	131,288
Fujitsu Ltd.	678	102,095
Keyence Corp.	267	117,248
Taiwan Semiconductor Manufacturing Co. Ltd.	6,296	120,701
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1,450	150,775
Other Securities (2)	51,179	963,906

Total Information Technology		1,960,942

Materials – 4.84%
Evonik Industries AG	6,462	132,003
Other Securities (1)(2)(3)(7)	42,201	737,676

Total Materials		869,679

Real Estate – 0.39%
Various Securities (1)(2)	14,617	69,729

Total Real Estate		69,729

Utilities – 2.95%
Enel SpA	32,625	242,723
Snam SpA	28,968	149,039
SSE Plc	4,769	112,587
Other Securities (1)(2)	2,991	26,228

Total Utilities		530,577

Total Common Stocks (Cost: $15,264,664)		17,637,158

PREFERRED STOCKS – 0.21%
Consumer Discretionary – 0.21%
Various Securities (1)	301	36,327

Total Consumer Discretionary		36,327

Consumer Staples – 0.00% (4)
Henkel AG & Co. KGaA	10	768

Total Consumer Staples		768

Healthcare – 0.00% (4)
Sartorius AG	1	531

Total Healthcare		531

Total Preferred Stocks (Cost: $54,185)		37,626

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	65

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)		Value (000s)
RIGHTS – 0.00% (4)
Industrials – 0.00% (4)
Localiza Rent a Car SA, expires 02/05/2024 (2)		1	$5

Total Industrials			5

Total Rights (Cost: $0)			5

SHORT-TERM INVESTMENTS – 1.48%
Money Market Funds – 1.30%
Goldman Sachs Financial Square Government Fund – Class I, 5.24% (5)		235,166	235,166

Total Money Market Funds			235,166

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.18%
ANZ, Hong Kong, 3.02% due 01/02/2024	AUD	94	64
ANZ, Hong Kong, 3.31% due 01/03/2024	NZD	27	17
ANZ, London, 3.02% due 01/02/2024	AUD	301	205
BNP Paribas, Paris, 0.55% due 01/03/2024	CHF	199	236
BNP Paribas, Paris, 6.29% due 01/02/2024(6)	ZAR	6	0
Brown Brothers Harriman, 2.38% due 01/02/2024	DKK	388	57
Citibank, London, 2.96% due 01/02/2024	EUR	644	711

	Principal Amount (000s)		Value (000s)
Citibank, New York, 4.83% due 01/02/2024		$2,806	$2,806
HSBC, Hong Kong, 4.50% due 01/02/2024	HKD	302	39
HSBC, Singapore, 2.70% due 01/02/2024	SGD	84	63
Nordea Bank, Oslo, 3.44% due 01/02/2024	NOK	177	17
Royal Bank of Canada, London, 2.96% due 01/02/2024	EUR	703	776
Royal Bank of Canada, London, 4.41% due 01/02/2024	GBP	5,940	7,573
Royal Bank of Canada, Toronto, 4.04% due 01/02/2024(6)	CAD	0	0
Royal Bank of Canada, Toronto, 4.83% due 01/02/2024		$677	677
Skandinaviska Enskilda Banken AB, Stockholm, - 1.49% due 01/02/2024	SEK	653	65
Sumitomo, Tokyo, - 0.34% due 01/04/2024	JPY	2,606,582	18,487

Total Time Deposits			31,793

Total Short-Term Investments (Cost: $266,959)			266,959

TOTAL INVESTMENTS IN SECURITIES – 99.78% (Cost: $15,585,808)			17,941,748
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.22%			39,916

TOTAL NET ASSETS – 100.00%			$17,981,664

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound
HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

ZAR	South African Rand

(1)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $601,013, which represents 3.34% of total net assets.

(2)	Non-income producing security or includes securities that are non-income producing.

(3)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

(4)	Amount calculated is less than 0.005%.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

(6)	A zero balance may reflect actual amounts rounding to less than one thousand.

(7)	Includes securities that are restricted at December 31, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

66	Semiannual Report • December 31, 2023

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
31	Euro Stoxx 50 Future	Mar. 2024	EUR	1,414	$1,555	$(7)
11	FTSE 100 INDEX Future	Mar. 2024	GBP	834	1,087	25
5	TOPIX INDEX Future	Mar. 2024	JPY	117,257	839	7

						$25

Country	Percentages of Net Assets
Australia	1.96%
Austria	0.20
Belgium	0.35
Bermuda	0.46
Brazil	0.69
Canada	2.74
China	1.24
Denmark	2.76
Finland	0.56
France	9.62
Germany	5.57
Hong Kong	2.66
Hungary	0.09
India	1.48
Indonesia	0.04
Ireland	2.92
Isle of Man	0.03
Israel	0.03
Italy	3.35
Japan	18.71
Luxembourg	0.57
Mexico	0.51
Netherlands	6.39
New Zealand	0.33

Country (Continued)	Percentages of Net Assets
Norway	0.30%
Portugal	0.33
Singapore	1.85
South Africa	0.08
South Korea	0.24
Spain	1.65
Sweden	2.82
Switzerland	4.41
Taiwan	1.87
Thailand	0.02
United Kingdom	18.24
United States	2.08
Uruguay	1.15
Other (individually each country is less than 0.005%)........................	0.00

Total Country	98.30

SHORT-TERM INVESTMENTS	1.48

TOTAL INVESTMENTS IN SECURITIES	99.78
OTHER ASSETS IN EXCESS OF LIABILITIES	0.22

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	67

Bridge Builder Tax Managed International Equity Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

COMMON STOCKS – 96.60%
Communication Services – 1.83%
Various Securities (1)	9,349	$24,530

Total Communication Services		24,530

Consumer Discretionary – 12.43%
Adidas AG	41	8,369
Cie Generale des Etablissements Michelin SCA	295	10,585
Compass Group Plc	540	14,764
Industria de Diseno Textil SA	293	12,784
LVMH Moet Hennessy Louis Vuitton SE	17	13,469
Magna International, Inc.	148	8,722
Other Securities (1)(2)	7,119	97,941

Total Consumer Discretionary		166,634

Consumer Staples – 8.60%
Alimentation Couche-Tard, Inc.	199	11,695
Diageo Plc	276	10,017
J Sainsbury Plc	2,444	9,422
L’Oreal SA	30	14,981
Nestle SA	183	21,208
Other Securities(1)(2)	5,562	47,973

Total Consumer Staples		115,296

Energy – 2.93%
Shell Plc	361	11,870
Shell Plc – ADR	42	2,734
TotalEnergies SE	220	14,939
Other Securities	524	9,740

Total Energy		39,283

Financials – 15.71%
AIA Group Ltd.	1,503	13,080
Amundi SA(2)	140	9,580
HSBC Holdings Plc	1,051	8,502
ING Groep NV	841	12,609
UBS Group AG	324	10,060
Other Securities (1)(2)	19,734	156,855

Total Financials		210,686

Healthcare – 15.71%
CSL Ltd.	48	9,328
Hoya Corp.	78	9,677
Koninklijke Philips NV	461	10,784
Novartis AG	157	15,896
Novo Nordisk – Class B	240	24,890
Roche Holding AG	86	25,020
Sanofi SA	166	16,509
Other Securities (1)(2)	2,324	98,603

Total Healthcare		210,707

Industrials – 17.33%
Canadian National Railway Co.	87	10,967
Daikin Industries Ltd.	60	9,652
Daimler Truck Holding AG	268	10,086
Experian Plc	256	10,445
Komatsu Ltd.	317	8,257
Kone OYJ – Class B	163	8,170

	Shares (000s)	Value (000s)
Kuehne & Nagel International AG	23	$8,076
Randstad NV	147	9,206
Rexel SA	389	10,685
SGS SA	97	8,394
Siemens AG	67	12,651
SMC Corp.	18	9,575
Other Securities (1)(2)	4,720	116,249

Total Industrials		232,413

Information Technology – 11.59%
ASM International NV	17	9,020
ASML Holding NV	30	22,438
Dassault Systemes SE	180	8,789
Keyence Corp.	26	11,291
Murata Manufacturing Co. Ltd.	509	10,750
SAP SE	114	17,518
Taiwan Semiconductor Manufacturing Co. Ltd.	539	10,333
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	121	12,623
Other Securities (1)	4,914	52,629

Total Information Technology		155,391

Materials – 7.31%
Air Liquide SA	76	14,748
BASF SE	217	11,663
Covestro AG (1)(2)	237	13,806
Shin-Etsu Chemical Co. Ltd.	348	14,568
Other Securities (1)(2)	3,369	43,290

Total Materials		98,075

Real Estate – 0.86%
Various Securities (1)(2)	2,523	11,538

Total Real Estate		11,538

Utilities – 2.30%
Enel SpA	1,280	9,521
Other Securities	1,770	21,303

Total Utilities		30,824

Total Common Stocks (Cost: $1,089,960)		1,295,377

PREFERRED STOCKS – 0.54%
Consumer Discretionary – 0.52%
Various Securities(2)	61	6,936

Total Consumer Discretionary		6,936

Consumer Staples – 0.02%
Henkel AG & Co. KGaA	3	277

Total Consumer Staples		277

Total Preferred Stocks (Cost: $7,685)		7,213

SHORT-TERM INVESTMENTS – 2.29%
Money Market Funds – 2.26%
Goldman Sachs Financial Square Government Fund – Class I, 5.24% (3)	30,259	30,259

Total Money Market Funds		30,259

The accompanying notes are an integral part of these financial statements.

68	Semiannual Report • December 31, 2023

Bridge Builder Tax Managed International Equity Fund

Summary Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.03%
ANZ, Hong Kong, 3.02% due 01/02/2024	AUD	189	$129
ANZ, Hong Kong, 3.31% due 01/03/2024	NZD	8	5
Brown Brothers Harriman, 2.38% due 01/02/2024	DKK	14	2
HSBC, Hong Kong, 4.50% due 01/02/2024	HKD	168	22
HSBC, Singapore, 2.70% due 01/02/2024	SGD	15	11
Nordea Bank, Oslo, 3.44% due 01/02/2024	NOK	160	16
Royal Bank of Canada, London, 2.96% due 01/02/2024	EUR	127	141
Royal Bank of Canada, London, 4.41% due 01/02/2024	GBP	1	2
Royal Bank of Canada, Toronto, 4.04% due 01/02/2024	CAD	141	106

	Principal Amount (000s)		Value (000s)
Skandinaviska Enskilda Banken AB, Stockholm, -1.49% due 01/02/2024	SEK	23	$2
Sumitomo, Tokyo, -0.34% due 01/04/2024	JPY	2,322	16

Total Time Deposits			452

Total Short-Term Investments (Cost: $30,711)			30,711

TOTAL INVESTMENTS IN SECURITIES – 99.43% (Cost: $1,128,356)			1,333,301
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.57%			7,595

TOTAL NET ASSETS – 100.00%			$1,340,896

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound
HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

(1)	Non-income producing security or includes securities that are non-income producing.

(2)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $34,716, which represents 2.59% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

Country	Percentages of Net Assets
Australia	3.25%
Austria	0.18
Belgium	0.27
Brazil	0.65
Canada	3.37
Chile	0.15
China	1.11
Denmark	3.06
Finland	1.55
France	13.35
Germany	9.39
Hong Kong	2.90
Hungary	0.14
Ireland	1.54
Israel	0.17
Italy	1.76
Japan	18.19
Luxembourg	0.42

Country (Continued)	Percentages of Net Assets
Netherlands	6.13%
New Zealand	0.04
Norway	0.89
Singapore	0.75
South Korea	0.81
Spain	2.23
Sweden	1.75
Switzerland	9.02
Taiwan	2.34
United Kingdom	11.16
United States	0.57

Total Country	97.14

SHORT-TERM INVESTMENTS	2.29

TOTAL INVESTMENTS IN SECURITIES	99.43
OTHER ASSETS IN EXCESS OF LIABILITIES	0.57

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	69

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2023 (Unaudited)

(Amounts in thousands, except per share amounts)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Municipal High- Income Bond Fund
Assets
Investments, at value (1)	$17,592,528	$38,063,837	$12,686,501	$2,595,642
Cash	—	7,151	—	—
Over-the-counter credit default swap contracts, at value	—	273	—	—
Over-the-counter interest rate swap contracts, at value	—	322	—	—
Receivable for investments sold	29,299	2,558,495	—	—
Receivable for fund shares sold	26,369	62,791	45,257	7,555
Unrealized appreciation on forward foreign currency exchange contracts	—	12,520	—	—
Dividend and interest receivable	119,765	233,959	149,129	35,085
Tax reclaim receivable	—	48	—	—
Deposits at broker for futures contracts	—	25,205	—	—
Variation margin on futures contracts	2,885	27,485	—	246
Deposits at broker for centrally cleared swap contracts	—	38,565	—	—
Variation margin on centrally cleared swap contracts	—	14,814	—	—
Prepaid expenses and other assets	61	179	104	395
Total Assets	17,770,907	41,045,644	12,880,991	2,638,923

Liabilities
TBA sale commitments, at value (2)	—	228,164	—	—
Over-the-counter credit default swap contracts, at value	—	873	—	—
Over-the-counter interest rate swap contracts, at value	—	54	—	—
Due to broker for centrally cleared swap contracts	—	80	—	—
Due to broker for forward foreign currency exchange contracts	—	4,867	—	—
Due to broker for TBA commitments	3,176	41,292	—	—
Payable for investments purchased	367,986	7,374,791	30,916	9,958
Payable for fund shares redeemed	15,245	26,534	9,551	2,176
Payable for swap contracts	—	474	—	—
Interest payable	11	709	—	—
Payable for foreign currency transactions	—	15	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	17,946	—	—
Unrealized depreciation on unfunded loan commitments	—	2	—	—
Payable to Sub-advisers for Investment Advisory Fee	1,505	3,567	1,195	309
Payable to Trustees	1	—	—	5
Accrued expenses and other liabilities	967	3,339	769	138
Total Liabilities	388,891	7,702,707	42,431	12,586
Net Assets	$17,382,016	$33,342,937	$12,838,560	$2,626,337

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$19,585,581	$37,937,340	$13,080,182	$2,607,246
Total distributable earnings/(loss)	(2,203,565)	(4,594,403)	(241,622)	19,091
Net Assets	$17,382,016	$33,342,937	$12,838,560	$2,626,337
Net Assets	$17,382,016	$33,342,937	$12,838,560	$2,626,337
Shares Outstanding	1,925,715	3,747,853	1,283,912	261,819
Net Asset Value	$9.03	$8.90	$10.00	$10.03

(1) Cost of investments	18,738,181	39,350,225	12,674,374	2,576,364
(2) Proceeds from TBA sale commitments	—	(220,833)	—	—

The accompanying notes are an integral part of these financial statements.

70	Semiannual Report • December 31, 2023

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund	Bridge Builder Small/Mid Cap Growth Fund
Assets
Investments, at value (1)	$24,766,218	$19,506,213	$2,969,031	$7,684,180
Cash	3	334	—	—
Receivable for investments sold	—	1,147	—	1,081
Receivable for fund shares sold	33,136	29,581	10,184	11,613
Dividend and interest receivable	11,039	36,479	3,263	2,322
Tax reclaim receivable	761	2,830	115	19
Variation margin on futures contracts	590	313	—	103
Prepaid expenses and other assets	89	93	77	40
Total Assets	24,811,836	19,576,990	2,982,670	7,699,358

Liabilities
Payable for investments purchased	345	24,569	8,939	22,650
Payable for fund shares redeemed	26,080	19,788	2,022	19,446
Payable for foreign currency transactions	—	12	—	—
Payable to Sub-advisers for Investment Advisory Fee	3,485	3,495	561	2,122
Accrued expenses and other liabilities	749	855	151	294
Total Liabilities	30,659	48,719	11,673	44,512
Net Assets	$24,781,177	$19,528,271	$2,970,997	$7,654,846

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$16,458,734	$14,192,603	$2,441,504	$6,585,003
Total distributable earnings/(loss)	8,322,443	5,335,668	529,493	1,069,843
Net Assets	$24,781,177	$19,528,271	$2,970,997	$7,654,846
Net Assets	$24,781,177	$19,528,271	$2,970,997	$7,654,846
Shares Outstanding	1,105,298	1,203,015	250,122	540,312
Net Asset Value	$22.42	$16.23	$11.88	$14.17

(1) Cost of investments	16,218,312	14,101,098	2,350,490	5,860,140

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	71

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder Tax Managed Small/Mid Cap Fund	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund
Assets
Investments, at value (1)	$7,489,672	$975,370	$17,941,748	$1,333,301
Cash*	0	—	2,094	48
Receivable for investments sold	5,965	—	4,671	396
Receivable for fund shares sold	10,547	3,454	28,645	5,829
Dividend and interest receivable	12,449	990	12,662	1,153
Tax reclaim receivable	14	2	33,164	1,570
Variation margin on futures contracts	222	—	214	—
Prepaid expenses and other assets	31	18	90	45
Total Assets	7,518,900	979,834	18,023,288	1,342,342

Liabilities
Payable for investments purchased	7,667	3,564	12,166	—
Payable for fund shares redeemed	16,545	816	16,994	903
Payable for foreign currency transactions	—	—	7	—
Payable to Custodian	—	—	—	78
Foreign withholding tax payable	—	—	6,182	—
Payable to Sub-advisers for Investment Advisory Fee	2,260	308	4,802	367
Payable to Trustees*	0	1	0	0
Accrued expenses and other liabilities	1,783	143	1,473	98
Total Liabilities	28,255	4,832	41,624	1,446
Net Assets	$7,490,645	$975,002	$17,981,664	$1,340,896

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$5,690,741	$859,748	$16,229,100	$1,167,275
Total distributable earnings/(loss)	1,799,904	115,254	1,752,564	173,621
Net Assets	$7,490,645	$975,002	$17,981,664	$1,340,896
Net Assets	$7,490,645	$975,002	$17,981,664	$1,340,896
Shares Outstanding	546,679	85,989	1,464,915	121,225
Net Asset Value	$13.70	$11.34	$12.27	$11.06

(1) Cost of investments	5,700,587	807,275	15,585,808	1,128,356

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

72	Semiannual Report • December 31, 2023

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2023 (Unaudited)

(Amounts in thousands)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Municipal High- Income Bond Fund
Investment Income
Dividend income	$12,675	$28,929	$8,721	$634
Less: Foreign taxes withheld and issuance fees	—	—	—	—
Interest	328,760	705,088	187,810	59,759
Less: Foreign taxes withheld*	—	(0)	—	—
Other Income	—	55	—	—
Total investment income	341,435	734,072	196,531	60,393
Expenses
Investment advisory fee	26,333	55,451	21,661	4,391
Professional fees	171	297	126	52
Administration fee	5	5	5	5
Fund accounting fees	549	849	444	73
Transfer agent fees and expenses	20	26	19	10
Trustees fees and expenses	133	242	98	25
Printing and mailing expense	41	108	—	7
Custody fees	191	435	72	45
Insurance expense	47	—	55	5
Interest expense	—	3,557	—	—
Registration fees	162	299	302	305
Other expenses	446	159	81	168
Total expenses before fee waivers	28,098	61,428	22,863	5,086
Fee waivers and/or expense reimbursements by Adviser	(17,759)	(35,433)	(14,774)	(2,783)
Net expenses	10,339	25,995	8,089	2,303
Net Investment Income	331,096	708,077	188,442	58,090

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	(161,061)	(606,878)	(60,495)	(1,831)
TBA sale commitments	136	7,106	—	—
Forward foreign currency exchange contracts	—	18,441	—	—
Foreign currency transactions	—	(2,578)	—	—
Futures contracts	(53,998)	(213,716)	10,147	1
Swap contracts	—	(30,767)	—	—
Net realized gain/(loss)	(214,923)	(828,392)	(50,348)	(1,830)
Net change in net unrealized appreciation/(depreciation) on:
Investments	447,515	1,133,245	310,761	35,101
TBA sale commitments	—	(8,233)	—	—
Forward foreign currency exchange contracts	—	(14,244)	—	—
Foreign currency transactions	—	(1,036)	—	—
Futures contracts	54,638	218,245	(2,121)	(8)
Swap contracts	—	59,208	—	—
Unfunded loan commitments	—	—	—	—
Net change in unrealized appreciation/(depreciation)	502,153	1,387,185	308,640	35,093
Net realized gain/(loss) and net change in unrealized appreciation/ (depreciation)	287,230	558,793	258,292	33,263
Net Increase/(Decrease) in Net Assets Resulting from Operations	$618,326	$1,266,870	$446,734	$91,353

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	73

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund	Bridge Builder Small/Mid Cap Growth Fund
Investment Income
Dividend income	$119,268	$208,084	$21,172	$22,822
Less: Foreign taxes withheld and issuance fees	(309)	(1,263)	(66)	(41)
Interest	86	156	29	71
Less: Foreign taxes withheld	—	—	—	—
Total investment income	119,045	206,977	21,135	22,852
Expenses
Investment advisory fee	50,948	38,799	5,887	22,648
Professional fees	163	142	35	77
Administration fee	5	5	5	5
Fund accounting fees	371	303	45	127
Transfer agent fees and expenses	23	21	16	17
Trustees fees and expenses	173	137	20	55
Printing and mailing expense	88	66	13	26
Custody fees	105	127	15	88
Insurance expense	52	45	21	16
Registration fees	347	194	248	185
Other expenses	109	85	9	32
Total expenses before fee waivers	52,384	39,924	6,314	23,276
Fee waivers and/or expense reimbursements by Adviser	(31,113)	(19,730)	(2,792)	(10,384)
Net expenses	21,271	20,194	3,522	12,892
Net Investment Income	97,774	186,783	17,613	9,960

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	367,984	204,670	(38,330)	37,857
Foreign currency transactions	(142)	(135)	—	—
Futures contracts	581	317	—	298
Net realized gain/(loss)	368,423	204,852	(38,330)	38,155
Net change in net unrealized appreciation/(depreciation) on:
Investments	1,794,553	964,758	253,695	400,419
Foreign currency transactions*	0	9	—	—
Futures contracts	111	64	—	10
Net change in unrealized appreciation/(depreciation)	1,794,664	964,831	253,695	400,429
Net realized gain/(loss) and net change in unrealized appreciation/ (depreciation)	2,163,087	1,169,683	215,365	438,584
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,260,861	$1,356,466	$232,978	$448,544

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

74	Semiannual Report • December 31, 2023

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2023 (Unaudited) (Continued)

(Amounts in thousands)

	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder Tax Managed Small/ Mid Cap Fund	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund
Investment Income
Dividend income	$72,118	$6,404	$163,515	$11,323
Less: Foreign taxes withheld and issuance fees	–	(10)	(10,596)	(936)
Interest	114	20	306	35
Less: Foreign taxes withheld*	—	—	0	—
Other Income*	—	—	2	0
Total investment income	72,232	6,414	153,227	10,422
Expenses
Investment advisory fee	21,927	2,757	49,492	3,559
Professional fees	78	26	142	33
Administration fee	5	5	5	5
Fund accounting fees	128	22	333	42
Transfer agent fees and expenses	17	15	20	15
Trustees fees and expenses	55	8	129	10
Printing and mailing expense	4	6	56	7
Custody fees	109	13	1,078	108
Insurance expense	15	7	41	9
Registration fees	137	142	189	163
Other expenses	40	3	211	5
Total expenses before fee waivers	22,515	3,004	51,696	3,956
Fee waivers and/or expense reimbursements by Adviser	(8,996)	(1,083)	(22,564)	(1,555)
Net expenses	13,519	1,921	29,132	2,401
Net Investment Income	58,713	4,493	124,095	8,021

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	210,132	(15,993)	(126,229)	(16,446)
Foreign currency transactions*	0	—	(660)	49
Futures contracts	245	—	298	—
Net realized gain/(loss)	210,377	(15,993)	(126,591)	(16,397)
Net change in net unrealized appreciation/(depreciation) on:
Investments	367,509	67,949	755,551	61,336
Foreign currency transactions*	0	—	1,553	33
Futures contracts	46	—	(35)	—
Net change in unrealized appreciation/(depreciation)	367,555	67,949	757,069	61,369
Net realized gain/(loss) and net change in unrealized appreciation/ (depreciation)	577,932	51,956	630,478	44,972
Net Increase/(Decrease) in Net Assets Resulting from Operations	$636,645	$56,449	$754,573	$52,993

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	75

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

(Amounts in thousands)

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Six Months Ended December 31, 2023	Year Ended June 30, 2023	Six Months Ended December 31, 2023	Year Ended June 30, 2023
Operations
Net investment income	$331,096	$554,490	$708,077	$1,101,994
Net realized gain/(loss)	(214,923)	(484,644)	(828,392)	(1,402,861)
Net change in unrealized appreciation/(depreciation)	502,153	(150,113)	1,387,185	340,060
Net increase/(decrease) in net assets resulting from operations	618,326	(80,267)	1,266,870	39,193
Distributions to Shareholders
From distributable earnings	(339,862)	(560,827)	(750,206)	(1,203,781)
Total distributions	(339,862)	(560,827)	(750,206)	(1,203,781)
Capital Transactions
Proceeds from shares sold	1,239,381	2,266,879	3,455,061	5,043,568
Reinvestment of dividends	339,862	560,827	750,206	1,203,781
Cost of shares redeemed	(906,931)	(2,859,892)	(1,603,611)	(6,192,113)
Net increase/(decrease) from capital transactions	672,312	(32,186)	2,601,656	55,236
Net increase/(decrease) in net assets	950,776	(673,280)	3,118,320	(1,109,352)
Net Assets
Beginning of period	16,431,240	17,104,520	30,224,617	31,333,969
End of period	$17,382,016	$16,431,240	$33,342,937	$30,224,617

Change in Shares Outstanding
Shares outstanding, beginning of period	1,847,932	1,853,648	3,440,557	3,442,151
Shares sold	143,193	252,548	407,327	568,295
Shares issued to holders in reinvestments of dividends	38,975	62,680	87,120	136,397
Shares redeemed	(104,385)	(320,944)	(187,151)	(706,286)
Shares outstanding, end of period	1,925,715	1,847,932	3,747,853	3,440,557

The accompanying notes are an integral part of these financial statements.

76	Semiannual Report • December 31, 2023

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Municipal Bond Fund		Bridge Builder Municipal High-Income Bond Fund
	Six Months Ended December 31, 2023	Year Ended June 30, 2023	Six Months Ended December 31, 2023	Period Ended June 30, 2023*
Operations
Net investment income	$188,442	$325,447	$58,090	$20,543
Net realized gain/(loss)	(50,348)	(267,165)	(1,830)	(93)
Net change in unrealized appreciation/(depreciation)	308,640	343,748	35,093	(15,823)
Net increase/(decrease) in net assets resulting from operations	446,734	402,030	91,353	4,627
Distributions to Shareholders
From distributable earnings	(187,298)	(324,381)	(56,415)	(20,474)
Total distributions	(187,298)	(324,381)	(56,415)	(20,474)
Capital Transactions
Proceeds from shares sold	1,581,349	5,041,104	311,240	2,466,633
Reinvestment of dividends	187,298	324,381	56,415	20,474
Cost of shares redeemed	(897,113)	(4,548,667)	(173,784)	(73,732)
Net increase/(decrease) from capital transactions	871,534	816,818	193,871	2,413,375
Net increase/(decrease) in net assets	1,130,970	894,467	228,809	2,397,528
Net Assets
Beginning of period	11,707,590	10,813,123	2,397,528	—
End of period	$12,838,560	$11,707,590	$2,626,337	$2,397,528

Change in Shares Outstanding
Shares outstanding, beginning of period	1,194,640	1,106,061	241,940	—
Shares sold	162,823	519,606	32,100	247,312
Shares issued to holders in reinvestments of dividends	19,305	33,310	5,826	2,071
Shares redeemed	(92,856)	(464,337)	(18,047)	(7,443)
Shares outstanding, end of period	1,283,912	1,194,640	261,819	241,940

*	Fund inception date was April 13, 2023.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	77

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Growth Fund		Bridge Builder Large Cap Value Fund
	Six Months Ended December 31, 2023	Year Ended June 30, 2023	Six Months Ended December 31, 2023	Year Ended June 30, 2023
Operations
Net investment income	$97,774	$164,808	$186,783	$338,204
Net realized gain/(loss)	368,423	(407,572)	204,852	580,439
Net change in unrealized appreciation/(depreciation)	1,794,664	4,112,654	964,831	1,212,968
Net increase/(decrease) in net assets resulting from operations	2,260,861	3,869,890	1,356,466	2,131,611
Distributions to Shareholders
From distributable earnings	(190,323)	(130,160)	(773,311)	(1,341,399)
Total distributions	(190,323)	(130,160)	(773,311)	(1,341,399)
Capital Transactions
Proceeds from shares sold	1,552,158	5,917,474	2,091,620	2,468,061
Reinvestment of dividends	190,323	130,160	773,311	1,341,399
Cost of shares redeemed	(1,891,961)	(2,308,196)	(972,565)	(4,580,179)
Net increase/(decrease) from capital transactions	(149,480)	3,739,438	1,892,366	(770,719)
Net increase/(decrease) in net assets	1,921,058	7,479,168	2,475,521	19,493
Net Assets
Beginning of period	22,860,119	15,380,951	17,052,750	17,033,257
End of period	$24,781,177	$22,860,119	$19,528,271	$17,052,750

Change in Shares Outstanding
Shares outstanding, beginning of period	1,112,706	897,748	1,080,442	1,120,567
Shares sold	75,099	332,845	136,250	160,837
Shares issued to holders in reinvestments of dividends	8,470	7,666	47,966	89,529
Shares redeemed	(90,977)	(125,553)	(61,643)	(290,491)
Shares outstanding, end of period	1,105,298	1,112,706	1,203,015	1,080,442

The accompanying notes are an integral part of these financial statements.

78	Semiannual Report • December 31, 2023

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Tax Managed Large Cap Fund		Bridge Builder Small/Mid Cap Growth Fund
	Six Months Ended December 31, 2023	Year Ended June 30, 2023	Six Months Ended December 31, 2023	Year Ended June 30, 2023
Operations
Net investment income	$17,613	$21,004	$9,960	$14,971
Net realized gain/(loss)	(38,330)	(50,688)	38,155	(338,935)
Net change in unrealized appreciation/(depreciation)	253,695	374,398	400,429	1,238,334
Net increase/(decrease) in net assets resulting from operations	232,978	344,714	448,544	914,370
Distributions to Shareholders
From distributable earnings	(32,394)	(6,368)	(24,210)	(10,849)
Total distributions	(32,394)	(6,368)	(24,210)	(10,849)
Capital Transactions
Proceeds from shares sold	404,915	2,254,109	497,736	1,562,429
Reinvestment of dividends	32,394	6,368	24,210	10,849
Cost of shares redeemed	(193,120)	(224,465)	(407,780)	(692,290)
Net increase/(decrease) from capital transactions	244,189	2,036,012	114,166	880,988
Net increase/(decrease) in net assets	444,773	2,374,358	538,500	1,784,509
Net Assets
Beginning of period	2,526,224	151,866	7,116,346	5,331,837
End of period	$2,970,997	$2,526,224	$7,654,846	$7,116,346

Change in Shares Outstanding
Shares outstanding, beginning of period	228,526	16,307	531,498	459,804
Shares sold	36,110	234,031	37,908	126,877
Shares issued to holders in reinvestments of dividends	2,725	663	1,693	932
Shares redeemed	(17,239)	(22,475)	(30,787)	(56,115)
Shares outstanding, end of period	250,122	228,526	540,312	531,498

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	79

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder Tax Managed Small/Mid Cap Fund
	Six Months Ended December 31, 2023	Year Ended June 30, 2023	Six Months Ended December 31, 2023	Year Ended June 30, 2023
Operations
Net investment income	$58,713	$95,436	$4,493	$5,097
Net realized gain/(loss)	210,377	94,609	(15,993)	(36,783)
Net change in unrealized appreciation/(depreciation)	367,555	527,312	67,949	107,173
Net increase/(decrease) in net assets resulting from operations	636,645	717,357	56,449	75,487
Distributions to Shareholders
From distributable earnings	(283,212)	(423,411)	(7,908)	(1,763)
Total distributions	(283,212)	(423,411)	(7,908)	(1,763)
Capital Transactions
Proceeds from shares sold	450,196	1,202,094	140,836	741,760
Reinvestment of dividends	283,212	423,411	7,908	1,763
Cost of shares redeemed	(368,685)	(1,192,253)	(55,714)	(73,263)
Net increase/(decrease) from capital transactions	364,723	433,252	93,030	670,260
Net increase/(decrease) in net assets	718,156	727,198	141,571	743,984
Net Assets
Beginning of period	6,772,489	6,045,291	833,431	89,447
End of period	$7,490,645	$6,772,489	$975,002	$833,431

Change in Shares Outstanding
Shares outstanding, beginning of period	519,776	481,427	77,205	9,633
Shares sold	34,687	95,392	13,362	74,638
Shares issued to holders in reinvestments of dividends	20,428	34,133	692	180
Shares redeemed	(28,212)	(91,176)	(5,270)	(7,246)
Shares outstanding, end of period	546,679	519,776	85,989	77,205

The accompanying notes are an integral part of these financial statements.

80	Semiannual Report • December 31, 2023

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder International Equity Fund		Bridge Builder Tax Managed International Equity Fund
	Six Months Ended December 31, 2023	Year Ended June 30, 2023	Six Months Ended December 31, 2023	Year Ended June 30, 2023
Operations
Net investment income	$124,095	$362,699	$8,021	$20,571
Net realized gain/(loss)	(126,591)	(239,338)	(16,397)	(15,690)
Net change in unrealized appreciation/(depreciation)	757,069	2,332,395	61,369	153,115
Net increase/(decrease) in net assets resulting from operations	754,573	2,455,756	52,993	157,996
Distributions to Shareholders
From distributable earnings	(432,043)	(336,315)	(25,281)	(2,948)
Total distributions	(432,043)	(336,315)	(25,281)	(2,948)
Capital Transactions
Proceeds from shares sold	1,707,243	3,195,931	227,027	990,140
Reinvestment of dividends	432,043	336,315	25,281	2,948
Cost of shares redeemed	(884,336)	(2,856,833)	(75,490)	(115,398)
Net increase/(decrease) from capital transactions	1,254,950	675,413	176,818	877,690
Net increase/(decrease) in net assets	1,577,480	2,794,854	204,530	1,032,738
Net Assets
Beginning of period	16,404,184	13,609,330	1,136,366	103,628
End of period	$17,981,664	$16,404,184	$1,340,896	$1,136,366

Change in Shares Outstanding
Shares outstanding, beginning of period	1,356,688	1,289,825	104,627	11,357
Shares sold	147,905	295,690	21,458	104,514
Shares issued to holders in reinvestments of dividends	35,125	31,223	2,284	308
Shares redeemed	(74,803)	(260,050)	(7,144)	(11,552)
Shares outstanding, end of period	1,464,915	1,356,688	121,225	104,627

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	81

Bridge Builder Mutual Funds

Financial Highlights

	Per Share Operating Performance
	Change in Net Assets Resulting from Operations				Less Distributions
	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains	Total Distributions
Bridge Builder Core Bond Fund
Six months ended December 31, 2023 (Unaudited)	$8.89	0.18	0.14	0.32	(0.18)	—	(0.18)
For the year ended June 30, 2023	$9.23	0.31	(0.34)	(0.03)	(0.31)	—	(0.31)
For the year ended June 30, 2022	$10.55	0.21	(1.28)	(1.07)	(0.23)	(0.02)	(0.25)
For the year ended June 30, 2021	$10.91	0.23	(0.10)	0.13	(0.26)	(0.23)	(0.49)
For the year ended June 30, 2020	$10.34	0.31	0.61	0.92	(0.32)	(0.03)	(0.35)
For the year ended June 30, 2019	$9.87	0.31	0.48	0.79	(0.32)	—	(0.32)
Bridge Builder Core Plus Bond Fund
Six months ended December 31, 2023 (Unaudited)	$8.78	0.20	0.13	0.33	(0.21)	—	(0.21)
For the year ended June 30, 2023	$9.10	0.33	(0.28)	0.05	(0.37)	—	(0.37)
For the year ended June 30, 2022	$10.43	0.20	(1.28)	(1.08)	(0.22)	(0.03)	(0.25)
For the year ended June 30, 2021	$10.56	0.22	0.12	0.34	(0.25)	(0.22)	(0.47)
For the year ended June 30, 2020	$10.27	0.32	0.47	0.79	(0.36)	(0.14)	(0.50)
For the year ended June 30, 2019	$9.81	0.35	0.48	0.83	(0.37)	—	(0.37)
Bridge Builder Municipal Bond Fund
Six months ended December 31, 2023 (Unaudited)	$9.80	0.15	0.20	0.35	(0.15)	—	(0.15)
For the year ended June 30, 2023	$9.78	0.27	0.02	0.29	(0.27)	—	(0.27)
For the year ended June 30, 2022	$10.81	0.20	(1.03)	(0.83)	(0.20)	—	(0.20)
For the year ended June 30, 2021	$10.49	0.22	0.32	0.54	(0.22)	—	(0.22)
For the year ended June 30, 2020	$10.46	0.26	0.03	0.29	(0.26)	—	(0.26)
For the year ended June 30, 2019	$10.09	0.27	0.37	0.64	(0.27)	—	(0.27)
Bridge Builder Municipal High-Income Bond Fund
Six months ended December 31, 2023 (Unaudited)	$9.91	0.23	0.12	0.35	(0.23)	—	(0.23)
For the period 4/13/23(6) - 6/30/23	$10.00	0.09	(0.09)	—	(0.09)	—	(0.09)
Bridge Builder Large Cap Growth Fund
Six months ended December 31, 2023 (Unaudited)	$20.54	0.09	1.96	2.05	(0.17)	—	(0.17)
For the year ended June 30, 2023	$17.13	0.16	3.37	3.53	(0.12)	—	(0.12)
For the year ended June 30, 2022	$23.32	0.13	(4.51)	(4.38)	(0.12)	(1.69)	(1.81)
For the year ended June 30, 2021	$17.11	0.13	6.83	6.96	(0.11)	(0.64)	(0.75)
For the year ended June 30, 2020	$14.64	0.14	2.65	2.79	(0.14)	(0.18)	(0.32)
For the year ended June 30, 2019	$13.53	0.15	1.60	1.75	(0.14)	(0.50)	(0.64)
Bridge Builder Large Cap Value Fund
Six months ended December 31, 2023 (Unaudited)	$15.78	0.17	0.95	1.12	(0.16)	(0.51)	(0.67)
For the year ended June 30, 2023	$15.20	0.32	1.63	1.95	(0.32)	(1.05)	(1.37)
For the year ended June 30, 2022	$17.24	0.30	(1.10)	(0.80)	(0.30)	(0.94)	(1.24)
For the year ended June 30, 2021	$11.77	0.26	5.48	5.74	(0.27)	—	(0.27)
For the year ended June 30, 2020	$12.71	0.24	(0.94)	(0.70)	(0.23)	(0.01)	(0.24)
For the year ended June 30, 2019	$12.12	0.24	0.74	0.98	(0.23)	(0.16)	(0.39)
Bridge Builder Tax Managed Large Cap Fund
Six months ended December 31, 2023 (Unaudited)	$11.05	0.07	0.89	0.96	(0.13)	—	(0.13)
For the year ended June 30, 2023	$9.31	0.14	1.63	1.77	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.70)	(0.69)	—	—	—
Bridge Builder Small/Mid Cap Growth Fund
Six months ended December 31, 2023 (Unaudited)	$13.39	0.02	0.80	0.82	(0.04)	—	(0.04)
For the year ended June 30, 2023	$11.60	0.03	1.78	1.81	(0.02)	—	(0.02)
For the year ended June 30, 2022	$19.02	0.02	(4.42)	(4.40)	(0.01)	(3.01)	(3.02)
For the year ended June 30, 2021	$14.73	0.02	6.42	6.44	(0.04)	(2.11)	(2.15)
For the year ended June 30, 2020	$14.25	0.05	1.01	1.06	(0.05)	(0.53)	(0.58)
For the year ended June 30, 2019	$13.52	0.05	1.39	1.44	(0.05)	(0.66)	(0.71)
Bridge Builder Small/Mid Cap Value Fund
Six months ended December 31, 2023 (Unaudited)	$13.03	0.11	1.09	1.20	(0.19)	(0.34)	(0.53)
For the year ended June 30, 2023	$12.56	0.20	1.21	1.41	(0.15)	(0.79)	(0.94)
For the year ended June 30, 2022	$15.55	0.19	(1.57)	(1.38)	(0.16)	(1.45)	(1.61)
For the year ended June 30, 2021	$9.92	0.14	5.64	5.78	(0.15)	—	(0.15)
For the year ended June 30, 2020	$11.55	0.16	(1.63)	(1.47)	(0.16)	—	(0.16)
For the year ended June 30, 2019	$11.97	0.17	(0.10)	0.07	(0.14)	(0.35)	(0.49)
Bridge Builder Tax Managed Small/Mid Cap Fund
Six months ended December 31, 2023 (Unaudited)	$10.80	0.06	0.57	0.63	(0.09)	—	(0.09)
For the year ended June 30, 2023	$9.29	0.10	1.44	1.54	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.72)	(0.71)	—	—	—
Bridge Builder International Equity Fund
Six months ended December 31, 2023 (Unaudited)	$12.09	0.09	0.39	0.48	(0.30)	—	(0.30)
For the year ended June 30, 2023	$10.55	0.27	1.52	1.79	(0.20)	(0.05)	(0.25)
For the year ended June 30, 2022	$14.73	0.29	(3.11)	(2.82)	(0.32)	(1.04)	(1.36)
For the year ended June 30, 2021	$10.97	0.29	3.72	4.01	(0.25)	—	(0.25)
For the year ended June 30, 2020	$11.38	0.23	(0.36)	(0.13)	(0.28)	—	(0.28)
For the year ended June 30, 2019	$11.60	0.28	(0.14)	0.14	(0.22)	(0.14)	(0.36)
Bridge Builder Tax Managed International Equity Fund
Six months ended December 31, 2023 (Unaudited)	$10.86	0.07	0.34	0.41	(0.21)	—	(0.21)
For the year ended June 30, 2023	$9.12	0.30	1.47	1.77	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.89)	(0.88)	—	—	—

(1)	Annualized for periods less than one year.

(2)	Per share amounts based on average number of shares outstanding during the period.

(3)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(4)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(5)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.

(6)	Inception Date.

(7)	Since inception return.

(8)	Portfolio turnover rate does not include securities received as part of an in-kind capital contribution.

The accompanying notes are an integral part of these financial statements.

82	Semiannual Report • December 31, 2023

	Ratios/Supplemental Data
				Ratios to Average Net Assets of:(1)
Net asset value, end of period	Total return(3)(4)		Net assets, end of period (millions)	Expenses, before waivers(5)	Expenses, net of waivers(5)	Net investment income/ (loss)	Portfolio turnover rate

$9.03	3.70%		$17,382	0.34%	0.13%	4.02%	54%
$8.89	(0.30)%		$16,431	0.34%	0.13%	3.40%	151%
$9.23	(10.36)%		$17,105	0.34%	0.13%	2.12%	157%
$10.55	1.18%		$17,891	0.34%	0.13%	2.19%	153%
$10.91	9.01%		$14,140	0.34%	0.13%	2.91%	137%
$10.34	8.18%		$15,160	0.34%	0.14%	3.15%	153%

$8.90	3.87%		$33,343	0.40%	0.17%	4.60%	126%
$8.78	0.55%		$30,225	0.39%	0.17%	3.72%	228%
$9.10	(10.59)%		$31,334	0.38%	0.15%	2.00%	283%
$10.43	3.18%		$32,690	0.38%	0.15%	2.06%	281%
$10.56	7.94%		$19,434	0.39%	0.16%	3.08%	164%
$10.27	8.66%		$17,963	0.47%	0.24%	3.50%	242%

$10.00	3.65%		$12,839	0.38%	0.13%	3.13%	17%
$9.80	3.03%		$11,708	0.38%	0.15%	2.79%	26%
$9.78	(7.73)%		$10,813	0.38%	0.15%	1.96%	22%
$10.81	5.19%		$9,889	0.38%	0.16%	2.03%	18%
$10.49	2.80%		$6,520	0.38%	0.16%	2.47%	41%
$10.46	6.42%		$5,253	0.39%	0.17%	2.64%	42%

$10.03	3.59%		$2,626	0.42%	0.19%	4.76%	6%
$9.91	0.01	%(7)	$2,398	0.41%	0.18%	4.48%	6	%(8)

$22.42	10.00%		$24,781	0.45%	0.18%	0.84%	9%
$20.54	20.76%		$22,860	0.46%	0.19%	0.88%	21%
$17.13	(20.83)%		$15,381	0.46%	0.19%	0.60%	23%
$23.32	41.44%		$17,606	0.45%	0.19%	0.65%	31%
$17.11	19.28%		$13,464	0.46%	0.22%	0.90%	42%
$14.64	13.76%		$6,998	0.46%	0.22%	1.07%	31%

$16.23	7.16%		$19,528	0.45%	0.23%	2.12%	7%
$15.78	13.52%		$17,053	0.45%	0.23%	2.06%	21%
$15.20	(5.27)%		$17,033	0.46%	0.23%	1.76%	24%
$17.24	49.10%		$17,397	0.45%	0.24%	1.80%	26%
$11.77	(5.55)%		$12,499	0.46%	0.24%	1.94%	36	%(8)
$12.71	8.46%		$8,731	0.46%	0.25%	1.95%	24%

$11.88	8.70%		$2,971	0.47%	0.26%	1.32%	10%
$11.05	19.07%		$2,526	0.50%	0.30%	1.38%	19%
$9.31	(6.90	)%(7)	$152	0.66%	0.51%	1.36%	0%

$14.17	6.16%		$7,655	0.66%	0.36%	0.28%	31%
$13.39	15.65%		$7,116	0.66%	0.38%	0.25%	63%
$11.60	(27.88)%		$5,332	0.67%	0.38%	0.12%	84%
$19.02	46.08%		$5,976	0.66%	0.37%	0.13%	37%
$14.73	7.63%		$4,794	0.66%	0.38%	0.34%	65%
$14.25	11.66%		$4,024	0.67%	0.39%	0.41%	23%

$13.70	9.22%		$7,491	0.66%	0.39%	1.71%	23%
$13.03	11.65%		$6,772	0.66%	0.40%	1.54%	41%
$12.56	(10.21)%		$6,045	0.66%	0.40%	1.26%	33%
$15.55	58.63%		$7,008	0.65%	0.40%	1.12%	34%
$9.92	(12.98)%		$5,101	0.66%	0.42%	1.44%	50%
$11.55	1.22%		$4,810	0.67%	0.43%	1.47%	38%

$11.34	5.95%		$975	0.70%	0.45%	1.04%	14%
$10.80	16.46%		$833	0.76%	0.52%	0.99%	36%
$9.29	(7.10	)%(7)	$89	1.13%	0.73%	0.84%	0%

$12.27	3.98%		$17,982	0.63%	0.35%	1.50%	12%
$12.09	17.27%		$16,404	0.63%	0.36%	2.45%	19%
$10.55	(21.02)%		$13,609	0.64%	0.37%	2.18%	23%
$14.73	36.84%		$15,213	0.63%	0.32%	2.21%	52%
$10.97	(1.40)%		$11,345	0.63%	0.33%	2.10%	36%
$11.38	1.57%		$10,645	0.64%	0.36%	2.49%	16%

$11.06	3.80%		$1,341	0.67%	0.40%	1.35%	8%
$10.86	19.47%		$1,136	0.73%	0.47%	2.99%	12%
$9.12	(8.80	)%(7)	$104	1.20%	0.67%	1.10%	0%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2023	83

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2023 the Trust consisted of fifteen series, of which twelve are active series, identified below and presented in this report (each a “Fund,” and collectively, the “Funds”). The three remaining series are inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Municipal High-Income Bond Fund (“Municipal High-Income Bond Fund”)	To provide current income exempt from federal tax
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Large Cap Fund (“Tax Managed Large Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Small/Mid Cap Fund (“Tax Managed Small/Mid Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation
Bridge Builder Tax Managed International Equity Fund (“Tax Managed International Equity Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation

The Funds are diversified and each currently offers a single class of shares. The Funds are available for investment exclusively to eligible clients participating in certain investment advisory programs sponsored by Edward Jones (the “Advisory Programs”), as described in greater detail in the Funds’ prospectuses, and to current and former Trustees of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

84	Semiannual Report • December 31, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction. As a result, no provision for federal income tax is recorded in the financial statements.

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of December 31, 2023, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond, Municipal Bond and Municipal High-Income Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Tax Managed Large Cap, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap, International Equity and Tax Managed International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Issuance fees, if any, are custodial fees on American Depositary Receipts (“ADRs”) charged by ADR agents on ADR dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

Semiannual Report • December 31, 2023	85

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized gains/(losses) on investments in securities and derivatives and net change in unrealized appreciation/(depreciation) on investment securities and derivatives on the Statements of Operations.

h) Regulatory Updates – In November 2022, the SEC adopted amendments to the requirements for annual and semiannual shareholder reports provided by mutual funds and exchange-traded funds (ETFs) to highlight key information for investors. The amendments also require that funds tag their reports to shareholders using the Inline eXtensible Business Reporting Language (“Inline XBRL”) structured data language to provide machine-readable data that retail investors and other market participants may use to more efficiently access and evaluate investments. The SEC also adopted amendments to the advertising rules for registered investment companies and business development companies to promote more transparent and balanced statements about investment costs. The effective date for the amendments was January 24, 2023. The SEC adopted an eighteen-month transition period beginning from the effective date for the new shareholder report amendments. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date is May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or (loss) on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or (loss) from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Rule 18f-4 under the 1940 Act permits a Fund to enter into when-issued or forward-settling securities and nonstandard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward-settling or non-standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a derivatives transaction under Rule 18f-4. The requirements of Rule 18f-4 may limit a Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit a Fund’s risk of loss.

86	Semiannual Report • December 31, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

b) Derivatives – Certain Funds invest in derivatives as permitted by their investment strategies and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. Derivatives may be riskier than other types of investments because derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate with the underlying asset, rate, or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce a Fund’s returns. Certain derivatives also expose a Fund to the risk that a counterparty will not fulfill its obligations under the derivatives contract. Certain of a Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely affect a Fund’s after-tax returns. Investing in derivatives may result in a form of leverage, which may cause a Fund to be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Regulation relating to a Fund’s use of derivatives and related instruments, including Rule 18f-4 under the 1940 Act, could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Summary Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures contracts on the Statements of Assets and Liabilities.

Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty.

A change in the market value of an open futures contract is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or (loss) equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contract. Futures contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments. During the period, all Funds, except the Municipal Bond, Tax Managed Large Cap, Tax Managed Small/Mid Cap and the Tax Managed International Equity Funds, participated in futures contracts transactions.

Forward Foreign Currency Exchange Contracts – Core Plus Bond Fund and International Equity Fund may invest in forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/ (depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments. During the period, the Core Plus Bond Fund participated in transactions of forward foreign currency exchange contracts.

Semiannual Report • December 31, 2023	87

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Repurchase Agreements – In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multiparty agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a Master Repurchase Agreement for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. A Fund may participate with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Repurchase agreement amounts, if any, presented on the Summary Schedule of Investments are gross settlement amounts.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over-the-counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”).

A Fund may enter into credit default, interest rate and/or total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap contract in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as variation margin on centrally cleared swap contracts on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the over-the-counter swap contracts, at value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or (losses) are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap contract, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/ (loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Interest Rate Swaps – Core Bond Fund and Core Plus Bond Fund may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates or on an inflation index. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate. During the period, the Core Plus Bond Fund entered into interest rate swap contracts.

Credit Default Swap Contracts – Core Plus Bond Fund may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default

88	Semiannual Report • December 31, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or (loss).

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Summary Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Summary Schedule of Investments. During the period, the Core Plus Bond Fund entered into credit default swap contracts.

Total Return Swap Contracts – Core Plus Bond Fund may enter into total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Summary Schedule of Investments.

c) Loan Participation, Assignments and Unfunded Commitments – Certain Funds may enter into loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons interpositioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Funds to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation/

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Notes to Financial Statements (Unaudited) (Continued)

(depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations.

When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid. The following table summarizes Core Plus Bond Fund’s unfunded loan positions as of December 31, 2023.

Fund	Borrower	Unfunded Bank Loan Commitment (000s)	Value of Underlying Bank Loan Commitment (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Core Plus Bond Fund	Finastra USA, Inc.	$190	$188	$(2)

d) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. The Funds held the following restricted securities at December 31, 2023.

Core Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2023 (000s)	% of Net Assets at December 31, 2023
Deutsche Bank AG	11/17/2020	$6,700	$6,280	0.04%

		$6,700	$6,280	0.04%

Core Plus Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2023 (000s)	% of Net Assets at December 31, 2023
AI Mansart	6/22/2023	$209	$209	0.00	%*
Alpha Star Holding VIII Ltd.	10/5/2023	296	308	0.00	*
AmSurg Corp.	11/2/2023 - 11/6/2023	3,101	3,882	0.01
Bahrain Government International Bond	6/23/2023	183	188	0.00	*
Benin Government International Bond	6/20/2023	160	176	0.00	*
Braskem Netherlands Finance BV	12/4/2023	206	209	0.00	*
Cold Storage Trust 2020-ICE5	10/22/2020	3,534	3,494	0.01
Corp. Financiera de Desarrollo SA	11/8/2023	195	197	0.00	*
Costa Rica Government International Bond	11/8/2023	196	207	0.00	*
Deutsche Bank AG	6/21/2021 - 1/11/2023	4,147	3,601	0.01
Dominican Republic International Bond	6/20/2023 - 6/22/2023	342	355	0.00	*
DP World Salaam	11/17/2023	196	199	0.00	*
Egypt Government International Bond	11/22/2022 - 12/5/2023	883	853	0.00	*
Empresa Nacional del Petroleo	9/14/2022	346	355	0.00	*
Energian Israel Finance Ltd.	6/27/2023	108	53	0.00	*
European Union	11/8/2023 - 11/16/2023	16,660	19,170	0.06
Freeport Indonesia PT	6/22/2023	195	197	0.00	*
Ghana Government International Bond	2/4/2022	276	100	0.00	*
Gruma SAB de CV	10/3/2022	253	255	0.00	*
Grupo Posadas SAB de CV	9/6/2022 - 9/28/2022	191	221	0.00	*
Guatemala Government Bond	11/17/2023 - 12/15/2023	1,440	1,483	0.01
Honduras Government International Bond	12/5/2023 - 12/18/2023	393	401	0.00	*
Indonesia Government International Bond	11/8/2023	219	246	0.00	*
Intelsat SA	6/19/2017 - 7/3/2023	24,897	12,683	0.04

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Notes to Financial Statements (Unaudited) (Continued)

Core Plus Bond Fund (Continued)

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2023 (000s)	% of Net Assets at December 31, 2023
Ivory Coast Government International Bond	6/14/2023 - 11/9/2023	$390	$417	0.00	%*
Jordan Government International Bond	11/17/2023	192	195	0.00	*
Kenbourne Invest SA	11/14/2023 - 12/1/2023	257	258	0.00	*
Leviathan Bond Ltd.	6/27/2023	31	8	0.00	*
MAF Global Securities Ltd.	6/23/2023	195	196	0.00	*
Metalsa Sapi de CV	11/2/2021 - 11/9/2021	288	234	0.00	*
MFB Magyar Fejlesztesi Bank Zrt	5/24/2023	272	283	0.00	*
MHP Lux SA	11/9/2023 - 11/14/2023	351	363	0.00	*
Millicom International Cellular SA	8/30/2023	164	168	0.00	*
Morgan Stanley	2/11/2020	12,558	8,982	0.03
Neiman Marcus Group, Inc.	9/25/2020	2,007	9,341	0.03
Nigeria Government International Bond	6/14/2023 - 10/11/2023	987	1,069	0.01
North Macedonia Government International Bond	11/9/2023	110	115	0.00	*
OCP SA	9/23/2022	252	252	0.00	*
Oleoducto Central SA	7/13/2022 - 7/18/2022	478	317	0.00	*
Oman Government International Bond	6/14/2023 - 11/9/2023	374	413	0.00	*
Oracle Corp.	6/17/2021 - 10/5/2021	4,715	3,200	0.01
Paraguay Government International Bond	11/22/2023	334	359	0.00	*
Pertamina Persero PT	11/8/2023	181	189	0.00	*
Puma International Financing SA	4/25/2022 - 11/9/2023	505	468	0.00	*
Qatar Government International Bond	12/7/2023	1,225	1,272	0.01
Republic of Poland Government International Bond	6/14/2023	41	23	0.00	*
Romanian Government International Bond	12/14/2022 - 11/9/2023	559	608	0.00	*
Saudi Government International Bond	11/16/2022	863	428	0.00	*
Senegal Government International Bond	11/9/2023	162	178	0.00	*
Tupy Overseas SA	8/18/2023	200	212	0.00	*
Ukraine Government International Bond	5/23/2023 - 12/5/2023	946	1,050	0.01
Vedanta Resources Finance II Plc	11/8/2023	145	149	0.00	*
VF Ukraine PAT via VFU Funding Plc	11/16/2023 - 11/17/2023	429	425	0.00	*
Wynn Macau Ltd.	11/8/2023	175	185	0.00	*

		$88,012	$80,399	0.24%

Municipal High-Income Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2023 (000s)	% of Net Assets at December 31, 2023
Central Falls Detention Facility Corp.	4/21/2023	$154	$342	0.01%
Connector 2000 Association, Inc.	4/14/2023	547	558	0.02
County of Anne Arundel MD	4/21/2023	590	590	0.02
Mashantucket Western Pequot Tribe	4/21/2023	442	442	0.02
Pennsylvania Economic Development Financing Authority	4/21/2023	596	597	0.02
Public Finance Authority	4/14/2023	6,841	6,902	0.27
Tolomato Community Development District	4/21/2023	41	43	0.00 *
Town of Shoals IN	4/21/2023	338	335	0.01

		$9,549	$9,809	0.37%

Small/Mid Cap Growth Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2023 (000s)	% of Net Assets at December 31, 2023
OmniAb, Inc. - Class CR3**	8/10/2015 - 8/22/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	8/10/2015 - 8/22/2022	—	—	0.00	*

		$—	$—	0.00	%*

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Notes to Financial Statements (Unaudited) (Continued)

Small/Mid Cap Value Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2023 (000s)	% of Net Assets at December 31, 2023
OmniAb, Inc. - Class CR3**	6/25/2021 - 9/7/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	6/25/2021 - 9/7/2022	—	—	0.00	*

		$—	$—	0.00	%*

Tax Managed Small/Mid Cap Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2023 (000s)	% of Net Assets at December 31, 2023
OmniAb, Inc. - Class CR3**	8/25/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	8/25/2022	—	—	0.00	*

		$—	$—	0.00	%*

International Equity Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2023 (000s)	% of Net Assets at December 31, 2023
Severstal PAO**	7/15/2021 - 11/29/2021	$3,360	$—	0.00	%*
X5 Retail Group NV**	7/15/2021 - 1/27/2022	2,010	—	0.00	*

		$5,370	$—	0.00	%*

*	Amount less than 0.005%.

**	A zero balance may reflect actual amounts rounding to less than one thousand.

e) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

f) Sale-buyback and Buy-saleback Transactions – A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date.

During the six-month period ended December 31, 2023, the Core Plus Bond Fund participated in sale-buyback transactions which were as follows:

Fund	Outstanding Sale- Buyback Transactions (000s)	Average Amount Borrowed (000s)	Incurred Interest Expense (000s)	% of Weighted Average Interest Rate
Core Plus Bond Fund	$—	$143,124	$3,557	5.49%

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement.

During the six-month period ended December 31, 2023, the Core Plus Bond Fund did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and

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Notes to Financial Statements (Unaudited) (Continued)

transfer, events of default, termination and maintenance of collateral. The market value of any pending salebuyback and buy-saleback transactions as of period end is disclosed in each Fund’s Summary Schedule of Investments.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. In calculating NAV, each Fund generally values its investment portfolio at market price. If market quotations are not readily available or they are unreliable, securities are valued at fair value. The Board has ultimate responsibility for determining the fair value of investments. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs the fair value determination relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized including but not limited to: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Adviser has established a Valuation Committee with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 and in accordance with the Adviser’s valuation policy and procedures. The function of the Valuation Committee is to assess and manage any material risks associated with the determination of the fair value of the Funds’ investments, review the appropriateness and accuracy of fair value methodologies and monitor for circumstances that may necessitate the use of fair value pricing or a change in fair value methodologies, and to determine fair value for the Funds’ investments.

Additionally, the Adviser has adopted, and the Board has approved, valuation policies and procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If a readily-available market quotation for a security is unavailable or unreliable, the Adviser may utilize evaluated prices provided by independent pricing services or brokers to assist in its determination of fair value, and may rely on its Valuation Committee to determine fair value in accordance with its valuation policies and procedures adopted by the Adviser. In such circumstances where fair value pricing is necessary, securities are valued in accordance with the Adviser’s valuation policies and procedures and implemented through the Adviser’s Valuation Committee described above. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing services and/or independent broker dealers.

Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Adviser attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.

When using fair value to price securities, the Adviser may value those securities higher or lower than a fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

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b) Fair Value Hierarchy – The Adviser has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Adviser’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s evaluated price provided by an independent pricing service. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using independent pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Unaudited) (Continued)

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the bid and ask price on the relevant exchange closest to the close of the NYSE, or at the bid, if no ask is available and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Adviser, on behalf of the Funds, values the repurchase agreements the Funds have entered into based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Summary Schedule of Investments as of December 31, 2023.

Core Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$1,985,543	$—	$1,985,543
Corporate Bonds
Basic Materials	—	134,350	—	134,350
Communications	—	385,045	—	385,045
Consumer, Cyclical	—	278,393	—	278,393
Consumer, Non-cyclical	—	611,424	—	611,424
Energy	—	541,730	—	541,730
Financials	—	1,993,842	—	1,993,842
Industrials	—	306,894	—	306,894
Technology	—	213,877	—	213,877
Utilities	—	544,447	—	544,447
Government Related
Other Government Related	—	182,681	—	182,681
U.S. Treasury Obligations	—	3,550,343	—	3,550,343
Mortgage-Backed Obligations	—	6,264,950	11,988	6,276,938
Preferred Stocks
Financials	2,252	—	—	2,252
Short-Term Investments
Money Market Funds	584,678	—	—	584,678
Time Deposits	—	91	—	91
Futures Contracts(1)	46,290	—	—	46,290
Total Assets	$633,220	$16,993,610	$11,988	$17,638,818

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Notes to Financial Statements (Unaudited) (Continued)

Core Plus Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Asset-Backed Obligations	$—	$3,672,670	$9,738		$3,682,408
Corporate Bonds
Basic Materials	—	357,991	—		357,991
Communications	—	812,155	88		812,243
Consumer, Cyclical	—	553,875	—		553,875
Consumer, Non-cyclical	—	1,041,839	—		1,041,839
Energy	—	958,781	—		958,781
Financials	—	3,773,256	—		3,773,256
Government	—	708	—		708
Industrials	—	465,253	—		465,253
Technology	—	478,737	—		478,737
Utilities	—	665,584	—		665,584
Convertible Securities
Communications	—	40,060	—		40,060
Consumer, Cyclical	—	10,504	—		10,504
Consumer, Non-cyclical	—	37,714	—		37,714
Financials	—	6	—		6
Utilities	—	14,048	—		14,048
Government Related
Other Government Related	—	629,350	—		629,350
U.S. Treasury Obligations	—	6,547,550	—		6,547,550
Mortgage-Backed Obligations	—	13,339,061	—		13,339,061
Bank Loans	—	285,303	16,292		301,595
Common Stocks
Communications	5,090	12,683	959		18,732
Consumer Discretionary	—	—	9,341		9,341
Financials	41	50	—	(2)	91
Healthcare	—	—	3,882		3,882
Convertible Preferred Stocks
Financials	27,747	—	—		27,747
Preferred Stocks
Financials	—	—	—	(2)	—
Warrants
Communications	—	—	—	(2)	—
Short-Term Investments
Money Market Funds	1,203,007	—	—		1,203,007
Government Related	—	464,693	—		464,693
Repurchase Agreements	—	85,300	—		85,300
U.S. Treasury Bills	—	2,516,493	—		2,516,493
Time Deposits	—	23,988	—		23,988
Futures Contracts(1)	187,261	—	—		187,261
Forward Foreign Currency Exchange Contracts(1)	—	12,520	—		12,520
Swap Contracts(1)	—	156,898	—		156,898
Total Assets	$1,423,146	$36,957,070	$40,300		$38,420,516
Liabilities
TBA Sale Commitments	$—	$(228,164)	$—		$(228,164)
Futures Contracts(1)	(27,938)	—	—		(27,938)
Forward Foreign Currency Exchange Contracts(1)	—	(17,946)	—		(17,946)
Swap Contracts(1)	—	(68,064)	—		(68,064)
Total Liabilities	$(27,938)	$(314,174)	$—		$(342,112)

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Municipal Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$826,667	$—	$826,667
General Obligation	—	2,737,712	—	2,737,712
General Revenue	—	3,479,333	—	3,479,333
Healthcare	—	1,169,326	—	1,169,326
Housing	—	844,777	—	844,777
Transportation	—	2,033,228	—	2,033,228
Utilities	—	1,350,615	—	1,350,615
Short-Term Investments
Money Market Funds	244,662	—	—	244,662
Time Deposits	—	181	—	181
Total Assets	$244,662	$12,441,839	$—	$12,686,501

Municipal High-Income Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$204,566	$—	$204,566
General Obligation	—	184,084	—	184,084
General Revenue	—	1,051,173	—	1,051,173
Healthcare	—	436,491	—	436,491
Housing	—	165,799	—	165,799
Transportation	—	371,648	—	371,648
Utilities	—	134,504	—	134,504
Common Stocks
Basic Materials	3	—	—	3
Consumer, Cyclical	1	—	—	1
Industrials	18	—	—	18
Short-Term Investments
Money Market Funds	42,020	—	—	42,020
U.S. Treasury Bills	—	4,995	—	4,995
Time Deposits	—	340	—	340
Total Assets	$42,042	$2,553,600	$—	$2,595,642
Liabilities
Futures Contracts(1)	$(8)	$—	$—	$(8)
Total Liabilities	$(8)	$—	$—	$(8)

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Notes to Financial Statements (Unaudited) (Continued)

Large Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$2,152,944	$—	$—	$2,152,944
Consumer Discretionary	3,575,098	75,911	—	3,651,009
Consumer Staples	768,268	53,649	—	821,917
Energy	474,171	—	—	474,171
Financials	3,991,198	—	—	3,991,198
Healthcare	3,532,663	—	—	3,532,663
Industrials	1,321,561	—	—	1,321,561
Information Technology	6,931,769	—	—	6,931,769
Materials	860,677	—	—	860,677
Real Estate	550,704	—	—	550,704
Utilities	1,262	—	—	1,262
Preferred Stocks
Consumer Discretionary	—	27,419	—	27,419
Short-Term Investments
Money Market Funds	448,301	—	—	448,301
Time Deposits	—	623	—	623
Futures Contracts(1)	213	—	—	213
Total Assets	$24,608,829	$157,602	$—	$24,766,431

Large Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$1,330,598	$—	$—	(2)	$1,330,598
Consumer Discretionary	1,436,269	107,822	—		1,544,091
Consumer Staples	1,513,168	264,055	—		1,777,223
Energy	1,045,567	84,865	—		1,130,432
Financials	3,805,356	—	—		3,805,356
Healthcare	2,501,538	89,435	—		2,590,973
Industrials	2,678,903	266,150	—		2,945,053
Information Technology	1,719,856	95,342	—		1,815,198
Materials	880,316	—	7		880,323
Real Estate	652,498	—	—		652,498
Utilities	545,982	—	—		545,982
Convertible Preferred Stocks
Utilities	6,353	—	—		6,353
Preferred Stocks
Consumer Discretionary	—	42,858	—		42,858
Short-Term Investments
Money Market Funds	437,907	—	—		437,907
Time Deposits	—	1,368	—		1,368
Futures Contracts(1)	172	—	—		172
Total Assets	$18,554,483	$951,895	$7		$19,506,385

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Notes to Financial Statements (Unaudited) (Continued)

Tax Managed Large Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$265,144	$—	$—	$265,144
Consumer Discretionary	265,838	—	—	265,838
Consumer Staples	121,219	—	—	121,219
Energy	145,145	—	—	145,145
Financials	420,451	—	—	420,451
Healthcare	365,854	—	—	365,854
Industrials	305,490	—	—	305,490
Information Technology	722,822	—	—	722,822
Materials	152,152	—	—	152,152
Real Estate	74,149	—	—	74,149
Utilities	62,201	—	—	62,201
Short-Term Investments
Money Market Funds	68,230	—	—	68,230
Time Deposits	—	336	—	336
Total Assets	$2,968,695	$336	$—	$2,969,031

Small/Mid Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services.	$221,601	$—	$—		$221,601
Consumer Discretionary	768,341	—	—	(2)	768,341
Consumer Staples	414,211	—	—		414,211
Energy.	173,428	—	—		173,428
Financials	756,757	—	—		756,757
Healthcare.	1,538,105	1	13		1,538,119
Industrials	1,575,494	—	—		1,575,494
Information Technology	1,888,668	—	—		1,888,668
Materials	88,496	—	—		88,496
Real Estate.	77,101	—	—		77,101
Utilities	5,252	—	—		5,252
Rights
Healthcare	—	—	1		1
Warrants
Healthcare	—	—	—		—
Short-Term Investments
Money Market Funds	175,739	—	—		175,739
Time Deposits.	—	972	—		972
Futures Contracts (1)	85	—	—		85
Total Assets	$7,683,278	$973	$14		$7,684,265

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Notes to Financial Statements (Unaudited) (Continued)

Small/Mid Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$82,628	$—	$27		$82,655
Consumer Discretionary	872,920	—	—	(2)	872,920
Consumer Staples	240,292	—	—		240,292
Energy	435,289	—	—		435,289
Financials	1,495,229	—	—		1,495,229
Healthcare	509,930	6	3		509,939
Industrials	1,566,775	1,989	—		1,568,764
Information Technology	701,881	—	—		701,881
Materials	584,638	—	4		584,642
Real Estate	599,491	—	—		599,491
Utilities	263,540	—	—		263,540
Rights
Healthcare	—	—	6		6
Industrials	3	—	—		3
Short-Term Investments
Money Market Funds	133,842	—	—		133,842
Time Deposits	—	1,179	—		1,179
Futures Contracts (1)	169	—	—		169
Total Assets	$7,486,627	$3,174	$40		$7,489,841

Tax Managed Small/Mid Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$17,834	$—	$—		$17,834
Consumer Discretionary	117,695	—	—		117,695
Consumer Staples	35,673	—	—		35,673
Energy	45,359	—	—		45,359
Financials	130,245	—	—		130,245
Healthcare	118,315	—	—	(2)	118,315
Industrials	225,499	—	—		225,499
Information Technology	151,592	—	—		151,592
Materials	44,452	—	—		44,452
Real Estate	45,865	—	—		45,865
Utilities	21,841	—	—		21,841
Short-Term Investments
Money Market Funds	21,000	—	—		21,000
Total Assets	$975,370	$—	$—		$975,370

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Notes to Financial Statements (Unaudited) (Continued)

International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$52,556	$590,677	$—		$643,233
Consumer Discretionary	359,156	2,067,746	—		2,426,902
Consumer Staples	95,794	1,525,088	—	(2)	1,620,882
Energy	52,356	597,300	—		649,656
Financials	252,208	2,773,210	—		3,025,418
Healthcare	283,519	1,884,685	—		2,168,204
Industrials	352,823	3,319,113	—		3,671,936
Information Technology	564,923	1,396,019	—		1,960,942
Materials	68,606	801,073	—	(2)	869,679
Real Estate	—	69,729	—		69,729
Utilities	162	530,415	—		530,577
Preferred Stocks
Consumer Discretionary	—	36,327	—		36,327
Consumer Staples	—	768	—		768
Healthcare	—	531	—		531
Rights
Industrials	5	—	—		5
Short-Term Investments
Money Market Funds	235,166	—	—		235,166
Time Deposits	—	31,793	—		31,793
Futures Contracts(1)	32	—	—		32
Total Assets	$2,317,306	$15,624,474	$—		$17,941,780
Liabilities
Futures Contracts(1)	$(7)	$—	$—		$(7)
Total Liabilities	$(7)	$—	$—		$(7)

Tax Managed International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,408	$23,122	$—	$24,530
Consumer Discretionary	11,006	155,628	—	166,634
Consumer Staples	17,661	97,635	—	115,296
Energy	3,729	35,554	—	39,283
Financials	11,795	198,891	—	210,686
Healthcare	11,662	199,045	—	210,707
Industrials	14,788	217,625	—	232,413
Information Technology	23,980	131,411	—	155,391
Materials	—	98,075	—	98,075
Real Estate	—	11,538	—	11,538
Utilities	—	30,824	—	30,824
Preferred Stocks
Consumer Discretionary	—	6,936	—	6,936
Consumer Staples	—	277	—	277
Short-Term Investments
Money Market Funds	30,259	—	—	30,259
Time Deposits	—	452	—	452
Total Assets	$126,288	$1,207,013	$—	$1,333,301

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.

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Notes to Financial Statements (Unaudited) (Continued)

The Core Bond, Core Plus Bond, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap and International Equity Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Core Bond, Core Plus Bond, Large Cap Value, Small/Mid Cap Growth, Small/ Mid Cap Value, Tax Managed Small/Mid Cap and International Equity Funds have been deemed immaterial with respect to each Fund.

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively.

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts (000s)	Unrealized Depreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts (000s)
Interest Rate Risk:
Core Bond Fund	$46,290	$—	$—	$—	$—	$—
Core Plus Bond Fund	187,261	139,004	—	(27,938)	(66,497)	—
Municipal High-Income Bond Fund	—	—	—	(8)	—	—
Equity Risk:
Large Cap Growth Fund	213	—	—	—	—	—
Large Cap Value Fund	172	—	—	—	—	—
Small/Mid Cap Growth Fund	85	—	—	—	—	—
Small/Mid Cap Value Fund	169	—	—	—	—	—
International Equity Fund	32	—	—	(7)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	12,520	—	—	(17,946)
Credit Risk:
Core Plus Bond Fund	—	17,894	—	—	(1,567)	—

*

May include cumulative unrealized appreciation/(deprecation) as reported on the Summary Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives and centrally-cleared derivatives.

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Notes to Financial Statements (Unaudited) (Continued)

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the six-month period ended December 31, 2023.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation/(Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)
Interest Rate Risk:
Core Bond Fund	$(53,998)	$—	$—	$54,638	$—	$—
Core Plus Bond Fund	(213,716)	—	(34,254)	218,245	—	55,543
Municipal Bond Fund	10,147	—	—	(2,121)	—	—
Municipal High-Income Bond Fund	1	—	—	(8)	—	—
Equity Risk:
Large Cap Growth Fund	581	—	—	111	—	—
Large Cap Value Fund	317	—	—	64	—	—
Small/Mid Cap Growth Fund	298	—	—	10	—	—
Small/Mid Cap Value Fund	245	—	—	46	—	—
International Equity Fund	298	—	—	(35)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	18,441	—	—	(14,244)	—
Credit Risk:
Core Plus Bond Fund	—	—	3,487	—	—	3,665

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of December 31, 2023:

Core Plus Bond Fund
	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Received
Bank of America	Credit Default Swap Contracts	$7	$(7)	$—	$—	$—	$—
Bank of America	Interest Rate Swap Contracts	25	—	25	—	—	25
Bank of America	Forward Foreign Currency Exchange Contracts	1,215	(572)	643	—	(617)	26
Barclays Bank.	Credit Default Swap Contracts	81	(68)	13	—	—	13
Barclays Bank.	Interest Rate Swap Contracts	26	—	26	—	—	26
Barclays Bank.	Forward Foreign Currency Exchange Contracts	99	(84)	15	—	—	15
BNP Paribas(1)	Credit Default Swap Contracts	0	(0)	—	—	—	—
BNP Paribas	Forward Foreign Currency Exchange Contracts	1,170	(1,170)	—	—	—	—

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Notes to Financial Statements (Unaudited) (Continued)

Core Plus Bond Fund (continued)
	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Received
Citibank.	Interest Rate Swap Contracts	$269	$(11)	$258	$—	$—	$258
Citibank.	Forward Foreign Currency Exchange Contracts	37	(37)	—	—	—	—
Deutsche Bank	Forward Foreign Currency Exchange Contracts	5,473	(4,459)	1,014	—	(1,014)	—
Goldman Sachs	Credit Default Swap Contracts	86	(86)	—	—	—	—
Goldman Sachs	Interest Rate Swap Contracts	2	—	2	—	—	2
Goldman Sachs	Forward Foreign Currency Exchange Contracts	3,634	(1,264)	2,370	—	(2,370)	—
J.P. Morgan.	Credit Default Swap Contracts	56	(56)	—	—	—	—
J.P. Morgan.	Forward Foreign Currency Exchange Contracts	254	(254)	—	—	—	—
Morgan Stanley.	Credit Default Swap Contracts	43	(5)	38	—	—	38
Morgan Stanley.	Forward Foreign Currency Exchange Contracts	550	(550)	—	—		—
UBS.	Forward Foreign Currency Exchange Contracts	88	(88)	—	—		—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		13,115	(8,711)	4,404	—	(4,001)	403

	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Pledged
Bank of America	Credit Default Swap Contracts	$162	$(7)	$155	$—	$—	$155
Bank of America	Forward Foreign Currency Exchange Contracts	572	(572)	—	—	—	—

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Notes to Financial Statements (Unaudited) (Continued)

	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Pledged
Barclays Bank	Credit Default Swap Contracts	$68	$(68)	$—	$—	$—	$—
Barclays Bank	Forward Foreign Currency Exchange Contracts	84	(84)	—	—	—	—
BNP Paribas(1)	Credit Default Swap Contracts	4	(0)	4	—	—	4
BNP Paribas	Forward Foreign Currency Exchange Contracts	5,337	(1,170)	4,167	—	—	4,167
Citibank	Credit Default Swap Contracts	204	—	204	—	—	204
Citibank	Interest Rate Swap Contracts	11	(11)	—	—	—	—
Citibank	Forward Foreign Currency Exchange Contracts	829	(37)	792	—	—	792
Deutsche Bank	Credit Default Swap Contracts	97	—	97	—	—	97
Deutsche Bank	Forward Foreign Currency Exchange Contracts	4,459	(4,459)	—	—	—	—
Goldman Sachs	Credit Default Swap Contracts	256	(86)	170	—	—	170
Goldman Sachs	Forward Foreign Currency Exchange Contracts	1,264	(1,264)	—	—	—	—
J.P. Morgan	Credit Default Swap Contracts	77	(56)	21	—	—	21
J.P. Morgan	Interest Rate Swap Contracts	43	—	43	—	—	43
J.P. Morgan	Forward Foreign Currency Exchange Contracts	881	(254)	627	—	—	627
Morgan Stanley	Credit Default Swap Contracts	5	(5)	—	—	—	—
Morgan Stanley	Forward Foreign Currency Exchange Contracts	4,262	(550)	3,712	—	—	3,712
UBS	Forward Foreign Currency Exchange Contracts	258	(88)	170	—	—	170
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		18,873	(8,711)	10,162	—	—	10,162

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Semiannual Report • December 31, 2023	105

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Notes to Financial Statements (Unaudited) (Continued)

The Funds’ average monthly notional amount of derivatives during the six-month period ended December 31, 2023 were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund* (000s)	Municipal Bond Fund (000s)	Municipal High- Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Small/ Mid Cap Growth Fund (000s)	Small/ Mid Cap Value Fund (000s)	International Equity Fund* (000s)
Futures Contracts
Average Notional Balance – Long	$863,095	$6,207,762	$—	$6,255	$7,789	$4,995	$2,712	$4,376	$5,384
Average Notional Balance – Short	(34,706)	(687,696)	(149,326)	—	—	—	—	—	—
Forward Foreign Currency Exchange Contracts
Average Amounts – Purchased	—	1,608,232	—	—	—	—	—	—	—
Average Amounts – Sold	—	(1,021,391)	—	—	—	—	—	—	—
Credit Default Swaps
Average Amounts – Buy Protection	—	37,440	—	—	—	—	—	—	—
Average Amounts – Sell Protection	—	(400,338)	—	—	—	—	—	—	—
Interest Rate Swaps
Average Amounts – Pays Fixed Rate	—	1,093,225	—	—	—	—	—	—	—
Average Amounts – Receives Fixed Rate	—	(2,472,316)	—	—	—	—	—	—	—
Total Return Swaps
Average Amounts – Long	—	6,430	—	—	—	—	—	—	—
Average Amounts – Short	—	—	—	—	—	—	—	—	—
Inflation Linked Swaps
Average Amounts – Receives Floating Rate	—	55,070	—	—	—	—	—	—	—
Average Amounts – Pays Floating Rate	—	(27,225)	—	—	—	—	—	—	—

*	Notional amounts shown have been converted to USD.

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the investments of the Funds and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination, and monitors the ongoing performance, of the investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. For its advisory services, the investment advisory fee shall be accrued daily by the Fund and paid to the Adviser on the first business day of the succeeding month. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to waive its advisory fees for each Fund to the extent advisory fees to be paid to the Adviser exceed the aggregate

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Notes to Financial Statements (Unaudited) (Continued)

advisory fees the Fund is required to pay its Sub-advisers. The annual advisory fee and amounts of advisory fees waived by the Adviser during the six-month period ended December 31, 2023 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser (000s)
Core Bond Fund	0.32%	17,759
Core Plus Bond Fund	0.36	35,433
Municipal Bond Fund	0.36	14,774
Municipal High-Income Bond Fund	0.36	2,783
Large Cap Growth Fund	0.44	31,113
Large Cap Value Fund	0.44	19,730
Tax Managed Large Cap Fund	0.44	2,792
Small/Mid Cap Growth Fund	0.64	10,384
Small/Mid Cap Value Fund	0.64	8,996
Tax Managed Small/Mid Cap Fund	0.64	1,083
International Equity Fund	0.60	22,564
Tax Managed International Equity Fund	0.60	1,555

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co., Inc. J.P. Morgan Investment Management, Inc. Loomis, Sayles & Company, L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis, Sayles & Company, L.P. Metropolitan West Asset Management, LLC * BlackRock Investment Management, LLC
Municipal Bond Fund	FIAM, LLC BlackRock Investment Management, LLC MacKay Shields LLC
Municipal High-Income Bond Fund	Capital International, Inc. T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC BlackRock Investment Management, LLC
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC T. Rowe Price Associates, Inc. LSV Asset Management
Tax Managed Large Cap Fund	Barrow, Hanley, Mewhinney & Strauss, LLC ClearBridge Investments, LLC Parametric Portfolio Associates, LLC T. Rowe Price Associates, Inc.
Small/Mid Cap Growth Fund

Champlain Investment Partners, LLC

Eagle Asset Management, Inc.

Stephens Investment Management Group, LLC

BlackRock Investment Management, LLC

Artisan Partners Limited Partnership

Driehaus Capital Management LLC

Victory Capital Management Inc.

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Notes to Financial Statements (Unaudited) (Continued)

Fund	Sub-advisers
Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

BlackRock Investment Management, LLC

LSV Asset Management

MFS Investment Management

Diamond Hill Capital Management, Inc.

American Century Investment Management, Inc.

Tax Managed Small/Mid Cap Fund

AllianceBernstein L.P.

Goldman Sachs Asset Management L.P.

J.P. Morgan Investment Management, Inc.

Neuberger Berman Investment Advisers, LLC

Parametric Portfolio Associates, LLC

Allspring Global Investments, LLC

International Equity Fund

Baillie Gifford Overseas Limited

Mondrian Investment Partners Limited

WCM Investment Management, LLC

BlackRock Investment Management, LLC

Pzena Investment Management, LLC

Marathon Asset Management Limited

Tax Managed International Equity Fund	Parametric Portfolio Associates, LLC Pzena Investment Management, LLC T. Rowe Price Associates, Inc. Walter Scott & Partners Limited

*

Blackrock has entered into a sub-sub-advisory agreement with each of Blackrock International Limited (“BIL”), a U.K.-based affiliate of Blackrock, and Blackrock (Singapore) Limited (“BRS”), a Singapore-based affiliate of Blackrock, to facilitate the provision of advice and trading out of non-U.S. jurisdictions. BIL and BRS, each registered as an investment adviser with the SEC, organized in 1995 and 2000, respectively.

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves, except that any fees payable to BIL or BRS for their services as sub-sub-advisers to the Core Plus Bond Fund would be paid by BlackRock (and not the Adviser or the Core Plus Bond Fund).

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2024 (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Municipal High-Income Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Tax Managed Large Cap Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
Tax Managed Small/Mid Cap Fund	0.73
International Equity Fund	0.67
Tax Managed International Equity Fund	0.67

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Notes to Financial Statements (Unaudited) (Continued)

Any fee reductions or expense payments made by the Adviser pursuant to the Expense Limitation Agreement are subject to reimbursement by a Fund, if requested by the Adviser in the thirty-six (36) month period following such fee waiver and/or expense payment, if the aggregate amount actually paid by the Fund toward its aggregate operating expenses, as accrued each month (taking into account the reimbursement) does not exceed the applicable Expense Cap accrued for such month (a) at the time of the fee waiver and/or expense payment and (b) at the time of the reimbursement.

During the period ended December 31, 2023, the Funds did not exceed their respective Expense Caps, and there are no expense reimbursements currently available for recoupment in future periods.

Administrator – Brown Brothers Harriman & Co. (“BBH”) acts as Administrator to the Trust pursuant to an Administrative Agency Agreement. As Administrator, BBH provides certain services to the Trust, including, among other responsibilities, administrative, tax, legal, accounting services, portfolio compliance monitoring, and financial reporting for the maintenance and operations of the Funds. In addition, BBH makes available the personnel and facilities to provide such services. In its capacity as Administrator, BBH does not have any responsibility or authority for the portfolio management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administrative Agency Agreement, the Trust has agreed to pay such compensation as is mutually agreed upon from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

Custodian – BBH also acts as Custodian to the Trust. In this capacity, BBH holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties as set forth in the Custodian Agreement between the Trust, on behalf of the Funds, and BBH. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust or a non-Edward Jones interested trustee. The Trustees who are affiliated with the Adviser or its parent company, are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the six-month period ended December 31, 2023, the aggregate value of purchases and sales of cross trades with other Funds or accounts were as follows:

	Purchases (000s)	Sales (000s)	Realized Gain/(Loss) (000s)
Municipal Bond Fund	$30,000	$10,000	$—
Large Cap Growth Fund	2,053	3,179	495
Large Cap Value Fund	13,943	840	(19)
Small/Mid Cap Growth Fund	1,714	2,258	(499)
Small/Mid Cap Value Fund	2,499	2,522	(254)
International Equity Fund	44,864	41,116	(2,029)

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Notes to Financial Statements (Unaudited) (Continued)

7. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend, in the aggregate, up to 15% of its current net assets at the time of the loan but no more than 5% of its lending Fund’s net assets may be loaned to a single fund. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of December 31, 2023, the Funds have yet to lend under this agreement.

8. INVESTMENT TRANSACTIONS

For the six-month period ended December 31, 2023, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High- Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Purchases:
U.S. Government	$7,264,569	$37,991,750	$—	$—	$—	$—
Other	2,010,530	3,704,308	2,919,688	314,592	2,098,778	2,624,689
Sales:
U.S. Government	6,638,584	35,100,330	—	9	—	—
Other	2,170,314	3,071,853	1,992,219	150,106	2,380,493	1,247,614

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Purchases:
U.S. Government	$—	$—	$—	$—	$—	$—
Other	463,235	2,309,095	1,719,580	214,034	2,832,579	253,396
Sales:
U.S. Government	—	—	—	—	—	—
Other	248,417	2,151,647	1,532,352	119,468	1,906,439	95,017

9. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year or period ended June 30, 2023, the Funds made permanent book-to-tax reclassifications primarily related to the treatment of foreign currency, passive foreign investment company sales adjustments, paydowns, utilization of earnings and profits distributed to shareholders on redemption of shares, differences between book and tax accretion methods, and redemptions-in-kind to fund shareholders.

110	Semiannual Report • December 31, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

For the fiscal year or period ended June 30, 2023, the Funds made the following reclassifications between total distributable earnings and paid-in capital:

	Total Distributable Earnings/(Loss) (000s)	Paid-in Capital (000s)
Core Bond Fund*	$0	$0
Core Plus Bond Fund	(26)	26
Municipal Bond Fund	132,004	(132,004)
Municipal High-Income Bond Fund	—	—
Large Cap Growth Fund	163	(163)
Large Cap Value Fund	(21,472)	21,472
Tax Managed Large Cap Fund	—	—
Small/Mid Cap Growth Fund	(41)	41
Small/Mid Cap Value Fund*	0	0
Tax Managed Small/Mid Cap Fund	—	—
International Equity Fund	(2,000)	2,000
Tax Managed International Equity Fund*	0	0

*	A zero balance may reflect actual amounts rounding to less than one thousand.

At June 30, 2023, gross unrealized appreciation and (depreciation) of investments and derivative contracts based on cost for federal income tax purposes were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Tax Cost of Portfolio	$18,439,363	$35,315,608	$11,914,567	$2,386,833	$16,277,769	$12,792,608

Gross Unrealized App	$32,579	$356,910	$91,237	$14,469	$7,042,067	$4,894,870
Gross Unrealized Dep	(1,692,834)	(2,866,786)	(394,317)	(30,855)	(484,922)	(651,912)

Net Unrealized App/(Dep)	$(1,660,255)	$(2,509,876)	$(303,080)	$(16,386)	$6,557,145	$4,242,958

	Tax Managed Large Cap Fund (000s)	Small/ Mid Cap Growth Fund (000s)	Small/ Mid Cap Value Fund (000s)	Tax Managed Small/Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Tax Cost of Portfolio	$2,165,251	$5,832,555	$5,495,108	$730,204	$15,050,319	$995,697

Gross Unrealized App	$402,934	$1,675,554	$1,711,419	$117,435	$3,294,749	$168,324
Gross Unrealized Dep	(38,088)	(383,289)	(399,854)	(17,286)	(1,969,783)	(28,414)

Net Unrealized App/(Dep)	$364,846	$1,292,265	$1,311,565	$100,149	$1,324,966	$139,910

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of mark to market on passive foreign investment companies, mark to market on derivatives, non-REIT return of capital, outstanding partnership basis, the amortization of premiums and defaulted bond accrual.

Semiannual Report • December 31, 2023	111

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2023, the components of distributable earnings/(losses) on a tax basis were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Accumulated Capital and Losses(1)	$(824,507)	$(2,630,587)	$(203,349)	$(94)	$(397,588)	$—
Other(2)(3)	(196)	(2,269)	(15)	—	(2)	(1)
Undistributed Ordinary Income	2,785	30,774	—	—	92,350	—
Undistributed Tax Exempt Income	—	—	5,386	666	—	—
Undistributed Long Term Capital Gain	—	—	—	—	—	509,540
Unrealized Appreciation/(Depreciation)	(1,660,111)	(2,508,985)	(303,080)	(16,419)	6,557,145	4,242,974

Total Distributable Earnings/(Loss)	$(2,482,029)	$(5,111,067)	$(501,058)	$(15,847)	$6,251,905	$4,752,513

	Tax Managed Large Cap Fund (000s)	Small/ Mid Cap Growth Fund (000s)	Small/ Mid Cap Value Fund (000s)	Tax Managed Small/Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Accumulated Capital and Losses(1)	$(50,688)	$(654,796)	$—	$(36,810)	$(191,586)	$(12,201)
Other(2)(3)	—	—	—	—	(10)	—
Undistributed Ordinary Income	14,751	8,040	45,763	3,374	309,730	18,153
Undistributed Tax Exempt Income	—	—	—	—	—	—
Undistributed Long Term Capital Gain	—	—	89,143	—	—	—
Unrealized Appreciation/(Depreciation)	364,846	1,292,265	1,311,565	100,149	1,311,900	139,957

Total Distributable Earnings/(Loss)	$328,909	$645,509	$1,446,471	$66,713	$1,430,034	$145,909

(1)	Includes capital loss carryforwards.

(2)	Includes straddle loss deferrals.

(3)	A zero balance may reflect actual amounts rounding to less than one thousand.

At June 30, 2023, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Short-Term	$414,822	$1,378,590	$77,760	$90	$348,406	$—
Long-Term	409,685	1,251,997	125,589	4	49,182	—

	$824,507	$2,630,587	$203,349	$94	$397,588	$—

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/ Mid Cap Value Fund (000s)	Tax Managed Small/Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Short-Term	$50,396	$654,796	$—	$36,810	$36,421	$12,201
Long-Term	292	—	—	—	155,165	—

	$50,688	$654,796	$—	$36,810	$191,586	$12,201

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2023 and June 30, 2022 were as follows:

	Core Bond Fund (000s)		Core Plus Bond Fund (000s)		Municipal Bond Fund (000s)		Municipal High-Income Bond Fund (000s)
	2023	2022	2023	2022	2023	2022	2023
Distributions paid from:
Ordinary Income(1)	$560,827	$414,458	$1,203,781	$736,321	$14,934	$1,722	$995
Tax Exempt Income	—	—	—	—	309,447	207,681	19,479
Long-term Capital Gains	—	26,564	—	77,883	—	—	—
Return of Capital	—	—	—	—	—	—	—

Total Distributions Paid	$560,827	$441,022	$1,203,781	$814,204	$324,381	$209,403	$20,474

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Notes to Financial Statements (Unaudited) (Continued)

	Large Cap Growth Fund (000s)		Large Cap Value Fund (000s)		Tax Managed Large Cap Fund (000s)		Small/Mid Cap Growth Fund (000s)
	2023	2022	2023	2022	2023	2022	2023	2022
Distributions paid from:
Ordinary Income(1)	$130,160	$709,609	$404,103	$593,022	$6,368	$—	$10,849	$253,410
Tax Exempt Income	—	—	—	—	—	—	—	—
Long-term Capital Gains	—	662,343	937,296	696,643	—	—	—	712,168
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$130,160	$1,371,952	$1,341,399	$1,289,665	$6,368	$—	$10,849	$965,578

	Small/Mid Cap Value Fund (000s)		Tax Managed Small/Mid Cap Fund (000s)		International Equity Fund (000s)		Tax Managed International Equity Fund (000s)
	2023	2022	2023	2022	2023	2022	2023	2022
Distributions paid from:
Ordinary Income(1)	$70,751	$327,837	$1,763	$—	$269,812	$676,301	$2,948	$—
Tax Exempt Income	—	—	—	—	—	—	—	—
Long-term Capital Gains	352,660	409,506	—	—	66,503	683,476	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$423,411	$737,343	$1,763	$—	$336,315	$1,359,777	$2,948	$—

(1)	Ordinary Income includes net short-term capital gains, if any.

10. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectuses and statements of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Alternatively, if rates fall, the value of these investments generally increases. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations. Interest rate changes can be sudden and unpredictable, and a wide variety of factors can cause interest rates to rise or fall, including government and/or central bank policy and action, inflationary or deflationary pressures, supply of and demand for debt securities, and changes in general market and economic conditions. A sudden or unpredictable rise or decline in interest rates may cause volatility and reduced liquidity in the money market securities markets, which could make it more difficult for the Fund to sell its investments at a time when it may be advantageous to do so and could cause the value of the Fund’s investments to decline, potentially suddenly and significantly.

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Notes to Financial Statements (Unaudited) (Continued)

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are only available to participants in the Advisory Programs, a reduction in the allocation of an Advisory Program’s assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers. These transactions could also have tax consequences for shareholders if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. In addition, a large redemption could result in a Fund’s expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. The interconnection of international markets means that events in one country or region may affect the markets in other countries and regions, increasing the likelihood that regulatory events, inflation, interest rates, government defaults,

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Notes to Financial Statements (Unaudited) (Continued)

government shutdowns, wars, regional conflicts, social unrest, natural disasters, acts of terrorism, infectious illness or other public health issues and recessions could affect the securities market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

g) Equity Securities Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs and including securities of issuers in emerging market countries, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy. In addition, periodic U.S. Government prohibitions on investments in issuers from certain foreign countries may require a Fund to sell such investments at inopportune times, which could result in losses to the Fund.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward foreign currency exchange contracts

Semiannual Report • December 31, 2023	115

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

l) High Yield Securities Risk – High yield, or “junk”, securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

n) Taxation Risk – Certain Funds are managed to seek to minimize tax consequences to shareholders, but there is no guarantee that such Funds will be able to operate without incurring taxable income and gains to shareholders. Such Funds will engage in tax management techniques such as tax loss harvesting, whereby securities are sold in order to generate capital losses to offset current and future capital gains. However, there are certain risks inherent with tax loss harvesting, including the possibility that such activity does not improve the Fund’s after-tax returns. During certain market conditions, such as lower volatility periods and periods of strong economic growth, a Fund’s ability to generate capital losses to offset capital gains may be limited, which would limit the Fund’s ability to implement its tax loss harvesting strategy. In addition, because loss harvesting continuously decreases the cost-basis of a Fund’s portfolio, there is a risk that opportunities to realize losses may decrease over time.

Tax loss harvesting may also increase a Fund’s portfolio turnover rates. In addition, the “wash sales” rule will limit a Fund’s ability to currently recognize a loss from the tax loss harvesting strategy when selling and purchasing substantially identical assets within a 61-day window (i.e., a period beginning 30 days before the date of such purchase or the sale and ending 30 days after such date). In such a case, the basis of the newly purchased securities will be adjusted to reflect the disallowed loss.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (“Topic 848”): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the UK Financial Conduct Authority (FCA). In 2021, the UK Financial Conduct Authority (FCA) delayed the intended cessation date of certain tenors of USD LIBOR to June 30, 2023.

116	Semiannual Report • December 31, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. To ensure the relief in Topic 848 covers the period of time during which a significant number of modifications may take place, the amendments in the proposed ASU have deferred the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities would no longer be permitted to apply the relief in Topic 848. At this time, management has determined there has been no impact of the ASU’s adoption to the Funds’ financial statements and various filings.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of this report and has determined that there are no material events that would require accrual or disclosure.

Semiannual Report • December 31, 2023	117

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited)

Independent Trustees of the Trust (1)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex (4) Overseen by Trustees	Other Directorships Held During Past Five Years
Jean E. Carter (Born: 1957)	Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005).	16	Trustee, Brandes U.S. registered mutual funds (2008-2020).
Craig A. Griffith (Born: 1958)	Trustee	Indefinite Term; Since April 2022	Retired; Partner at Sidley Austin LLP (1998-2019).	16	None.
Timothy J. Jacoby (Born: 1952)	Trustee	Indefinite Term; Since April 2022	Retired; Partner at Deloitte & Touche LLP (2000-2014).	16	Audit Committee Chair, Perth Mint Physical Gold ETF (AAAU) (2018-2020); Independent Trustee, Exchange Traded Concepts Trust (18 funds) (2014-present); Exchange Listed Funds Trust (19 funds) (2014-present).
Michelle M. Keeley (Born: 1964)	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010).	16	Independent Director, American Equity Life Holding Company (2020-2022); Independent Director, Federal Home Loan Bank of Des Moines (2015-2021).

118	Semiannual Report • December 31, 2023

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited) (Continued)

Independent Trustees of the Trust (1) (continued)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex (4) Overseen by Trustees	Other Directorships Held During Past Five Years
Heidi Stam (Born: 1956)	Trustee	Indefinite Term; Since April 2022	Retired; Managing Director and General Counsel, Vanguard (2005-2016).	16	Trustee, CBRE Global Real Estate Income Fund (2021-present); Vice Chair, Investor Advisory Committee, U.S. Securities and Exchange Commission (2020-2021); Committee Member, Investor Advisory Committee, U.S. Securities and Exchange Commission (2017-2021); Council Member, National Adjudicatory Council, FINRA (2017-2021).
David D. Sylvester (Born: 1950)	Trustee	Indefinite Term; Since April 2022	Retired; Portfolio Manager at Wells, Fargo & Co. (1979-2015).	16	Trustee, Minnehaha Academy (2017-2022).
John M. Tesoro (Born: 1952)	Chairman (since April 2022) and Trustee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012).	16	Independent Trustee, BBH Trust (8 funds) (2014-present); Director, Teton Advisors, Inc., registered investment adviser (2013-2021).

Non-Edward Jones Interested Trustee of the Trust (2)
Maureen Leary-Jago (Born: 1957)	Trustee	Indefinite Term; Since April 2022	Retired; Senior Global Advisor at MFS (2004-2016).	16	None.

Semiannual Report • December 31, 2023	119

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustees of the Trust (3)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex (4) Overseen by Trustees	Other Directorships Held During Past Five Years
Lena Haas (Born: 1975)	Trustee	Indefinite Term; Since April 2022	Principal, Wealth Management Advice and Solutions, Edward Jones, and General Partner, The Jones Financial Companies, L.L.L.P. (January 2022- present); Principal, Products (March 2020-December 2021) and Principal, Banking and Trust Services (November 2017-March 2020) at Edward Jones; Senior Vice President, Head of Investing Product Management and Retirement, E*TRADE Financial and President of E*TRADE Capital Management (2011-2017).	16	Director, Craft Alliance Center of Art and Design.
Merry L. Mosbacher (Born: 1958)	Trustee	Indefinite Term; Since January 2020	Subordinated Limited Partner, The Jones Financial Companies, L.L.L.P. (since 2020); Principal, Edward Jones, and General Partner, The Jones Financial Companies, L.L.L.P. (1986-2019); Associate, Edward Jones (1982-1985).	16	None.

120	Semiannual Report • December 31, 2023

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited) (Continued)

Officers of the Trust

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex (4) Overseen by Trustees	Other Directorships Held During Past Five Years
Colleen R. Dean (Born: 1980)	President	Indefinite Term; Since June 2022	Director of Proprietary Funds Strategy and Management at Edward Jones (since 2022); Senior Vice President, PIMCO, and Assistant Treasurer or Deputy Treasurer for various PIMCO-sponsored mutual funds (2013-2022); Vice President, Cohen & Steers Capital Management (2006-2013).	N/A	N/A
Aaron J. Masek (Born: 1974)	Treasurer	Indefinite Term; Since July, 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015).	N/A	N/A
Alan J. Herzog (Born: 1973)	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since March 2022	Principal, Compliance, Edward Jones, and General Partner, The Jones Financial Companies, L.L.L.P. (since 2013); Chief Compliance Officer, Anti- Money Laundering Officer and Vice President of the Trust (2015-2019).	N/A	N/A
Evan S. Posner (Born: 1979)	Secretary	Indefinite Term; Since July 2021	Associate General Counsel at Edward Jones (since 2018); Assistant Secretary of the Trust (2019-2021); Vice President, Counsel at Voya Investment Management (2012-2018).	N/A	N/A

Semiannual Report • December 31, 2023	121

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited) (Continued)

Officers of the Trust (continued)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex (4) Overseen by Trustees	Other Directorships Held During Past Five Years
Gregory M. Rees (Born: 1987)	Assistant Secretary	Indefinite Term; Since December 2022	Associate General Counsel at Edward Jones (since 2021); Assistant Vice President at State Street Bank & Trust Company (2019-2021); Fund Administration Legal Contractor for State Street Bank & Trust Company (2017-2019).	N/A	N/A

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)

Ms. Leary-Jago is treated as an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that she has an immediate family member who is considered an affiliated person of an existing investment sub-adviser to one of the portfolios of the Trust. However, Ms. Leary-Jago is not an affiliated person of Edward D. Jones & Co., L.P. or any of its affiliates and, therefore, serves as an independent trustee of the Edward Jones Money Market Fund, which is advised by the Adviser.

(3)

Ms. Haas and Ms. Mosbacher are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

(4)

The “Fund Complex” is comprised of each Fund offered by the Trust, three of which are not included in this Annual Report, and the Edward Jones Money Market Fund. Each Trustee also serves as a Trustee of the Edward Jones Money Market Fund.

The	business address of the Trustees and Officers is the address of the Trust: 12555 Manchester Road, St. Louis, MO 63131.

Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

122	Semiannual Report • December 31, 2023

Bridge Builder Mutual Funds

General Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-PORT Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Funds may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the Securities and Exchange Commission website at http://www.sec.gov as a part of Form N-CSR.

Semiannual Report • December 31, 2023	123

Bridge Builder Mutual Funds

Privacy Notice (Unaudited)

February 2024

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account balances	* Income and risk tolerance
	* Transaction history	* Assets and account transactions

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

WHO WE ARE

Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer. We also collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See the Other Important Information section for your rights under state law.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

* Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P. and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. * Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Bridge Builder does not currently engage in joint marketing efforts.

OTHER IMPORTANT INFORMATION
California residents	We will not share information we collect about you with companies outside of Bridge Builder, unless permitted by law. We also limit sharing among Bridge Builder and our affiliate companies to the extent required by California law.
Nevada residents

We are providing this notice to you pursuant to state law. Nevada law requires us to disclose that you may request to be placed on our internal “Do Not Call” list at any time by calling 800-441-2357, and that you may obtain further information by contacting the Nevada Attorney General, 555 E. Washington Ave., Suite 3900, Las Vegas, NV 89101;

phone 702-486-3132; email BCPINFO@ag.state.nv.us.

Vermont residents	As a resident of Vermont, we will automatically limit sharing of your information outside of the Edward Jones corporate family, unless otherwise permitted by law. We may share information with your consent to service your accounts or under joint marketing agreements.

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

124	Semiannual Report • December 31, 2023

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator & Fund Accountant

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Legal Counsel

Morgan Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

Bridge Builder Mutual Funds

Bridge Builder mutual funds provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.

Visit www.bridgebuildermutualfunds.com for more information.

Enroll in e-delivery

Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus. Investors should carefully consider the investment objectives, risks and charges and expenses of the Funds prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

DES-8308-A

b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

ITEM 2. CODE OF ETHICS.

Not Applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 97.84%
Asset-Backed Obligations – 11.42%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061, Series 2021-NPL1, Class A1(1)(2)	$1,005	$954
510 Asset Backed 2021-NPL2 Trust
2.12%, 06/25/2061, Series 2021-NPL2, Class A1(1)(2)	3,549	3,443
Academic Loan Funding Trust 2013-1
6.25% (30-day Average SOFR + 0.91%), 12/26/2044, Series 2013-1A, Class A(1)(3)	430	417
ACC Trust 2022-1
2.55%, 02/20/2025, Series 2022-1, Class B(1)	2,924	2,855
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B(1)	1,989	1,819
Ajax Mortgage Loan Trust 2021-B
2.24%, 06/25/2066, Series 2021-B, Class A(1)(2)	5,311	5,173
Allegro CLO VII Ltd.
6.76% (3 Month Term SOFR + 1.36%, 1.10% Floor), 06/13/2031, Series 2018-1A, Class A(1)(3)	11,416	11,405
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028, Series 2023-1, Class A3	6,302	6,374
American Credit Acceptance Receivables Trust 2020-4
1.31%, 12/14/2026, Series 2020-4, Class C(1)	93	93
American Express Credit Account Master Trust
5.23%, 09/15/2028, Series 2023-3, Class A	11,343	11,526
American Express Credit Account Master Trust 2023-1
4.87%, 05/15/2028, Series 2023-1, Class A	1,034	1,042
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036, Series 2014-SFR2, Class A(1)	3,459	3,403
4.29%, 10/17/2036, Series 2014-SFR2, Class B(1)	300	296
6.23%, 10/17/2036, Series 2014-SFR2, Class E(1)	1,000	996
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036, Series 2014-SFR3, Class C(1)	600	591
6.42%, 12/17/2036, Series 2014-SFR3, Class E(1)	1,000	999
American Homes 4 Rent 2015-SFR1 Trust
3.47%, 04/17/2052, Series 2015-SFR1, Class A(1)	1,881	1,828
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	3,900	3,872
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A(1)	1,648	1,598
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C	4,600	4,308

AmeriCredit Automobile Receivables Trust 2021-3
0.76%, 08/18/2026, Series 2021-3, Class A3	1,775	1,734
1.41%, 08/18/2027, Series 2021-3, Class C	5,100	4,728
AmeriCredit Automobile Receivables Trust 2023-1
5.80%, 12/18/2028, Series 2023-1, Class C	6,800	6,858
Amortizing Residential Collateral Trust 2002-BC5
6.51% (1 Month Term SOFR + 1.15%, 1.04% Floor), 07/25/2032, Series 2002-BC5, Class M1(3)	230	232
AMSR 2019-SFR1 Trust
3.02%, 01/19/2039, Series 2019-SFR1, Class B(1)	2,471	2,290
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1(1)	7,734	7,212
AMSR 2020-SFR4 Trust
1.36%, 11/17/2037, Series 2020-SFR4, Class A(1)	4,300	3,998
1.86%, 11/17/2037, Series 2020-SFR4, Class C(1)	9,000	8,339
AMSR 2021-SFR1 Trust
2.90%, 06/17/2038, Series 2021-SFR1, Class E2(1)	3,950	3,286
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class E1(1)	10,000	9,005
Anchorage Capital CLO 2013-1 Ltd.
6.91% (3 Month Term SOFR + 1.51%), 10/13/2030, Series 2013-1A, Class A1R(1)(3)	1,630	1,631
Anchorage Capital CLO 26 Ltd.
7.60% (3 Month Term SOFR + 2.20%, 2.20% Floor), 07/19/2034, Series 2023-26A, Class A1(1)(3)	20,750	20,830
Anchorage Capital CLO 8 Ltd.
6.85% (3 Month Term SOFR + 1.46%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A(1)(3)	15,500	15,440
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
6.15% (1 Month Term SOFR + 0.79%, 0.68% Floor), 11/25/2033, Series 2003-HE6, Class A2(3)	773	785
Avis Budget Rental Car Funding AESOP LLC
1.38%, 08/20/2027, Series 2021-1A, Class A(1)	12,900	11,732
1.66%, 02/20/2028, Series 2021-2A, Class A(1)	14,400	12,965
2.33%, 08/20/2026, Series 2020-1A, Class A(1)	6,100	5,831
3.83%, 08/21/2028, Series 2022-1A, Class A(1)	17,300	16,507
4.00%, 03/20/2025, Series 2018-2A, Class A(1)	2,900	2,893
5.20%, 10/20/2027, Series 2023-2A, Class A(1)	4,500	4,505
BA Credit Card Trust
4.79%, 05/15/2028, Series 2023-A1, Class A1	6,566	6,589
4.98%, 11/15/2028, Series 2023-A2, Class A2	4,782	4,838
Balboa Bay Loan Funding 2020-1 Ltd.

6.79% (3 Month Term SOFR + 1.38%, 1.12% Floor), 01/20/2032, Series 2020-1A, Class AR(1)(3)	16,750	16,738
Barings CLO Ltd. 2023-I
6.78% (3 Month Term SOFR + 1.36%, 1.10% Floor), 01/20/2034, Series LP-2A, Class A(1)(3)	22,150	22,138
Battalion CLO X Ltd.
6.83% (3 Month Term SOFR + 1.43%, 1.17% Floor), 01/25/2035, Series 2016-10A, Class A1R2(1)(3)	2,000	1,991
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2(2)	95	80
Bear Stearns Asset Backed Securities Trust 2003-2
6.97% (1 Month Term SOFR + 1.61%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3(3)	1,370	1,347
BMW Vehicle Owner Trust 2020-A
0.62%, 04/26/2027, Series 2020-A, Class A4	1,756	1,734
BMW Vehicle Owner Trust 2023-A
5.47%, 02/25/2028, Series 2023-A, Class A3	4,315	4,360
BOF VII AL Funding Trust I
6.29%, 07/26/2032, Series 2023-CAR3, Class A2(1)	8,831	8,886
6.63%, 07/26/2032, Series 2023-CAR3, Class B(1)	3,241	3,260
Business Jet Securities 2020-1 LLC
2.98%, 11/15/2035, Series 2020-1A, Class A(1)	1,974	1,887
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)	2,584	2,391
BXG Receivables Note Trust 2022-A
5.35%, 09/28/2037, Series 2022-A, Class C(1)	7,794	7,399
Capital One Multi-Asset Execution Trust
4.42%, 05/15/2028, Series 2023-A1, Class A	7,300	7,271
Capital One Prime Auto Receivables Trust 2023-2
5.82%, 06/15/2028, Series 2023-2, Class A3	3,800	3,891
Carlyle U.S. CLO 2021-11 Ltd.
6.73% (3 Month Term SOFR + 1.36%, 1.10% Floor), 01/25/2033, Series 2021-11A, Class A(1)(3)	30,000	29,983
CarMax Auto Owner Trust 2020-3
0.77%, 03/16/2026, Series 2020-3, Class A4	2,349	2,312
Carmax Auto Owner Trust 2021-1
0.34%, 12/15/2025, Series 2021-1, Class A3	1,033	1,014
0.53%, 10/15/2026, Series 2021-1, Class A4	4,057	3,861
CarMax Auto Owner Trust 2021-2
1.34%, 02/16/2027, Series 2021-2, Class C	4,180	3,918

CarMax Auto Owner Trust 2021-3
0.55%, 06/15/2026, Series 2021-3, Class A3	3,202	3,102
1.25%, 05/17/2027, Series 2021-3, Class C	3,350	3,115
CarMax Auto Owner Trust 2021-4
0.56%, 09/15/2026, Series 2021-4, Class A3	3,071	2,959
1.38%, 07/15/2027, Series 2021-4, Class C	2,850	2,633
CarMax Auto Owner Trust 2022-1
1.47%, 12/15/2026, Series 2022-1, Class A3	5,557	5,382
2.20%, 11/15/2027, Series 2022-1, Class C	4,200	3,916
2.47%, 07/17/2028, Series 2022-1, Class D	2,000	1,855
Carvana Auto Receivables Trust 2021-P3
1.03%, 06/10/2027, Series 2021-P3, Class A4	2,994	2,744
Carvana Auto Receivables Trust 2023-N1
5.92%, 07/10/2029, Series 2023-N1, Class C(1)	6,625	6,595
Carvana Auto Receivables Trust 2023-P3
5.82%, 08/10/2028, Series 2023-P3, Class A3(1)	2,748	2,782
CFIN 2022-RTL1 Issuer LLC
3.25%, 02/16/2026, Series 2022-RTL1, Class AA(1)	7,302	6,974
Chase Funding Trust Series 2003-4
4.91%, 05/25/2033, Series 2003-4, Class 1A5(2)	65	63
Chase Funding Trust Series 2003-6
4.82%, 11/25/2034, Series 2003-6, Class 1A5(2)	76	75
4.82%, 11/25/2034, Series 2003-6, Class 1A7(2)	130	126
Chase Issuance Trust
5.08%, 09/15/2030, Series 2023-A2, Class A	2,471	2,526
CIFC Funding 2018-II Ltd.
6.72% (3 Month Term SOFR + 1.30%), 04/20/2031, Series 2018-2A, Class A1(1)(3)	11,635	11,629
CIFC Funding 2021-V Ltd.
6.80% (3 Month Term SOFR + 1.40%, 1.40% Floor), 07/15/2034, Series 2021-5A, Class A(1)(3)	10,000	9,995
Citizens Auto Receivables Trust 2023-1
5.84%, 01/18/2028, Series 2023-1, Class A3(1)	11,475	11,637
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042, Series 2017-BGS, Class A1(1)	2,103	1,934
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044, Series 2018-AGS, Class A1(1)	1,655	1,533
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046, Series 2018-CGS, Class A1(1)	442	418
Consumer Receivables Asset Investment Trust 2021-1
9.06% (3 Month Term SOFR + 3.75%, 3.00% Floor), 12/15/2024, Series 2021-1, Class A1X(1)(3)	709	709

Continental Finance Credit Card ABS Master Trust
2.24%, 12/15/2028, Series 2020-1A, Class A(1)	4,000	3,941
6.19%, 10/15/2030, Series 2022-A, Class A(1)	10,045	9,959
COOF Securitization Trust 2014-1 Ltd.
3.01%, 06/25/2040, Series 2014-1, Class A(1)(4)	285	23
CoreVest American Finance 2019-1 Trust
3.88%, 03/15/2052, Series 2019-1, Class B(1)	3,879	3,862
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	2,692	2,602
3.16%, 10/15/2052, Series 2019-3, Class B(1)	2,250	1,985
3.27%, 10/15/2052, Series 2019-3, Class C(1)	5,862	5,089
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B(1)	6,314	5,092
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035, Series 2004-S1, Class A3(2)	6	6
CPS Auto Receivables Trust 2022-C
4.18%, 04/15/2030, Series 2022-C, Class A(1)	1,211	1,207
5.28%, 04/15/2030, Series 2022-C, Class C(1)	6,000	5,933
Credit Acceptance Auto Loan Trust 2022-3
8.45%, 02/15/2033, Series 2022-3A, Class C(1)	9,500	9,786
Credit Acceptance Auto Loan Trust 2023-2
5.92%, 05/16/2033, Series 2023-2A, Class A(1)	10,000	10,004
Credit Acceptance Auto Loan Trust 2023-3
6.39%, 08/15/2033, Series 2023-3A, Class A(1)	5,800	5,882
Credit Acceptance Auto Loan Trust 2023-5
6.13%, 12/15/2033, Series 2023-5A, Class A(1)	8,875	8,929
Crossroads Asset Trust 2021-A
2.52%, 01/20/2026, Series 2021-A, Class D(1)	1,500	1,472
CWABS Asset-Backed Certificates Trust 2005-10
4.11%, 02/25/2036, Series 2005-10, Class AF6(4)	2	2
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5(4)	5	5
CWABS Asset-Backed Certificates Trust 2006-10
5.97%, 09/25/2046, Series 2006-10, Class 1AF3(4)	4	4
CWABS, Inc. Asset-Backed Certificates Series 2004-1
6.03% (1 Month Term SOFR + 0.67%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A(3)	1	1
6.22% (1 Month Term SOFR + 0.86%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1(3)	5	5

6.30% (1 Month Term SOFR + 0.94%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2(3)	3	3
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
6.25% (1 Month Term SOFR + 0.89%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5(3)	307	294
6.37% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1(3)	6	6
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2(1)	6,150	5,564
Delta Air Lines 2015-1 Class AA Pass-Through Trust
3.63%, 07/30/2027	847	798
Discover Card Execution Note Trust
4.93%, 06/15/2028, Series 2023-A2, Class A	9,020	9,089
Diversified Abs Phase VI LLC
7.50%, 11/28/2039, Series VI, Class A	6,050	5,960
DP Lion Holdco LLC
8.24%, 11/30/2043, Series 2023-1A, Class A	4,000	4,035
Drive Auto Receivables Trust 2021-1
1.02%, 06/15/2027, Series 2021-1, Class C	539	536
DT Auto Owner Trust 2021-2
1.10%, 02/16/2027, Series 2021-2A, Class C(1)	1,323	1,304
DT Auto Owner Trust 2021-4
1.02%, 05/15/2026, Series 2021-4A, Class B(1)	2,600	2,578
DT Auto Owner Trust 2023-1
5.19%, 10/16/2028, Series 2023-1A, Class B(1)	2,241	2,221
DT Auto Owner Trust 2023-2
5.79%, 02/15/2029, Series 2023-2A, Class C(1)	8,785	8,767
DT Auto Owner Trust 2023-3
6.29%, 08/16/2027, Series 2023-3A, Class A(1)	3,855	3,871
Elmwood CLO II Ltd.
6.83% (3 Month Term SOFR + 1.41%, 1.41% Floor), 04/20/2034, Series 2019-2A, Class AR(1)(3)	20,000	19,996
Enterprise Fleet Financing 2023-2 LLC
5.56%, 04/22/2030, Series 2023-2, Class A2(1)	11,000	11,030
Exeter Automobile Receivables Trust 2021-4
1.05%, 05/15/2026, Series 2021-4A, Class B	102	102
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	11,635	11,284
Exeter Automobile Receivables Trust 2022-4
5.98%, 12/15/2028, Series 2022-4A, Class D	6,264	6,206
Exeter Automobile Receivables Trust 2023-3
6.21%, 06/15/2028, Series 2023-3A, Class C	5,400	5,446

Exeter Automobile Receivables Trust 2023-4
6.95%, 12/17/2029, Series 2023-4A, Class D	4,820	4,912
First National Master Note Trust
5.77%, 09/15/2029, Series 2023-2, Class A	9,800	10,017
FirstKey Homes 2020-SFR2 Trust
1.27%, 10/19/2037, Series 2020-SFR2, Class A(1)	19,175	17,773
2.67%, 10/19/2037, Series 2020-SFR2, Class E(1)	7,948	7,403
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A(1)	12,324	11,156
2.19%, 08/17/2038, Series 2021-SFR1, Class D(1)	7,500	6,755
FirstKey Homes 2022-SFR1 Trust
4.15%, 05/19/2039, Series 2022-SFR1, Class A(1)	10,778	10,345
5.20%, 05/19/2039, Series 2022-SFR1, Class D(1)	4,935	4,697
Flagship Credit Auto Trust 2019-4
3.12%, 01/15/2026, Series 2019-4, Class D(1)	8,761	8,629
Flagship Credit Auto Trust 2022-2
5.80%, 04/17/2028, Series 2022-2, Class D(1)	4,000	3,712
Flagship Credit Auto Trust 2023-1
5.38%, 12/15/2026, Series 2023-1, Class A2(1)	3,099	3,090
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A(1)(4)	10,900	9,399
3.65%, 02/25/2024, Series 2021-SAT1, Class A(1)(4)	16,715	16,381
3.85%, 10/25/2026, Series 2021-GT2, Class A(1)(4)	8,250	7,138
4.45%, 01/25/2026, Series 2020-GT1, Class A(1)(4)	9,700	8,729
6.19%, 04/25/2027, Series 2022-GT1, Class A(1)	8,210	7,878
Ford Credit Auto Owner Trust 2020-A
1.35%, 07/15/2025, Series 2020-A, Class A4	906	904
Ford Credit Auto Owner Trust 2020-B
0.79%, 11/15/2025, Series 2020-B, Class A4	2,005	1,989
Ford Credit Auto Owner Trust 2020-C
0.51%, 08/15/2026, Series 2020-C, Class A4	5,576	5,360
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031, Series 2020-1, Class A(1)	12,300	11,885
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033, Series 2020-2, Class A(1)	3,800	3,543
Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B(1)	2,320	2,129
Ford Credit Auto Owner Trust 2021-REV2
1.91%, 05/15/2034, Series 2021-2, Class B(1)	2,150	1,954

Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026, Series 2022-A, Class A3	2,924	2,845
Ford Credit Auto Owner Trust 2023-A
4.65%, 02/15/2028, Series 2023-A, Class A3	2,094	2,086
Ford Credit Auto Owner Trust 2023-B
5.23%, 05/15/2028, Series 2023-B, Class A3	3,958	3,992
Ford Credit Auto Owner Trust 2023-REV1
4.85%, 08/15/2035, Series 2023-1, Class A(1)	29,584	29,669
Ford Credit Auto Owner Trust 2023-REV2
5.28%, 02/15/2036, Series 2023-2, Class A(1)	8,800	8,988
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	10,300	9,640
4.92%, 05/15/2028, Series 2023-1, Class A1(1)	20,850	20,893
Foundation Finance Trust 2019-1
3.86%, 11/15/2034, Series 2019-1A, Class A(1)	237	235
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A(1)	2,605	2,655
9.10%, 06/15/2049, Series 2023-2A, Class D(1)	4,706	4,870
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)	900	877
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)	850	801
FREED ABS Trust 2022-3FP
5.79%, 08/20/2029, Series 2022-3FP, Class B(1)	845	844
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.71%, 04/25/2029, Series 1999-HE1, Class M(4)	7	6
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D(1)	1,200	1,166
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D(1)	2,250	2,128
GLS Auto Receivables Issuer Trust 2021-4
1.53%, 04/15/2026, Series 2021-4A, Class B(1)	3,428	3,397
GLS Auto Receivables Issuer Trust 2023-3
6.01%, 05/15/2029, Series 2023-3A, Class C(1)	4,738	4,782
GLS Auto Receivables Issuer Trust 2023-4
6.65%, 08/15/2029, Series 2023-4A, Class C(1)	6,500	6,624
GM Financial Automobile Leasing Trust 2023-2
5.09%, 05/20/2027, Series 2023-2, Class A4	3,304	3,302
GM Financial Automobile Leasing Trust 2023-3
5.38%, 11/20/2026, Series 2023-3, Class A3	3,895	3,921
5.44%, 08/20/2027, Series 2023-3, Class A4	2,637	2,659

GM Financial Consumer Automobile Receivables Trust 2020-3
0.45%, 04/16/2025, Series 2020-3, Class A3	166	165
GM Financial Consumer Automobile Receivables Trust 2020-4
0.50%, 02/17/2026, Series 2020-4, Class A4	5,097	4,951
GM Financial Consumer Automobile Receivables Trust 2021-1
0.54%, 05/17/2027, Series 2021-1, Class A4	4,174	4,005
GM Financial Consumer Automobile Receivables Trust 2023-4
5.78%, 08/16/2028, Series 2023-4, Class A3	5,760	5,906
6.16%, 04/16/2029, Series 2023-4, Class B	1,700	1,752
6.41%, 05/16/2029, Series 2023-4, Class C	1,200	1,236
GM Financial Revolving Receivables Trust 2021-1
1.17%, 06/12/2034, Series 2021-1, Class A(1)	2,882	2,610
1.49%, 06/12/2034, Series 2021-1, Class B(1)	500	450
GM Financial Revolving Receivables Trust 2023-2
5.77%, 08/11/2036, Series 2023-2, Class A(1)	3,000	3,126
Golden Credit Card Trust
4.31%, 09/15/2027, Series 2022-4A, Class A(1)	10,250	10,128
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A(1)	638	585
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A(1)	1,786	1,626
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051, Series 2017-R1(1)	979	918
Goodgreen 2019-2
2.76%, 04/15/2055, Series 2019-2A, Class A(1)	2,724	2,332
Goodgreen 2023-1
5.90%, 01/17/2061, Series 2023-1A, Class A(1)	6,820	6,603
Greenwood Park CLO Ltd.
6.67% (3 Month Term SOFR + 1.27%), 04/15/2031, Series 2018-1A, Class A2(1)(3)	22,668	22,664
Harley-Davidson Motorcycle Trust 2021-A
0.37%, 04/15/2026, Series 2021-A, Class A3	1,655	1,631
0.53%, 09/15/2028, Series 2021-A, Class A4	4,288	4,098
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2(1)	1,171	1,045
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A(1)	633	584
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1(1)	264	237
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1(1)	869	793

HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2(1)	1,681	1,543
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1(1)	1,473	1,296
Hertz Vehicle Financing III LLC
5.49%, 06/25/2027, Series 2023-1A, Class A(1)	12,400	12,442
Hertz Vehicle Financing III LP
1.68%, 12/27/2027, Series 2021-2A, Class A(1)	7,200	6,520
Hertz Vehicle Financing LLC
1.21%, 12/26/2025, Series 2021-1A, Class A(1)	8,200	7,916
2.33%, 06/26/2028, Series 2022-2A, Class A(1)	18,900	17,184
Hilton Grand Vacations Trust 2022-1D
4.10%, 06/20/2034, Series 2022-1D, Class B(1)	2,352	2,268
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B(1)	1,304	1,220
Home Partners of America 2021-2 Trust
1.90%, 12/17/2026, Series 2021-2, Class A(1)	6,814	6,159
2.95%, 12/17/2026, Series 2021-2, Class E2(1)	6,255	5,528
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)	3,732	3,245
3.20%, 01/17/2041, Series 2021-3, Class E1(1)	5,282	4,470
Honda Auto Receivables 2021-4 Owner Trust
0.88%, 01/21/2026, Series 2021-4, Class A3	3,033	2,944
Honda Auto Receivables 2023-3 Owner Trust
5.30%, 12/18/2029, Series 2023-3, Class A4	6,685	6,802
5.41%, 02/18/2028, Series 2023-3, Class A3	5,499	5,570
Hyundai Auto Lease Securitization Trust 2023-B
5.17%, 04/15/2027, Series 2023-B, Class A4(1)	2,099	2,100
Hyundai Auto Receivables Trust 2020-A
1.72%, 06/15/2026, Series 2020-A, Class A4	2,140	2,124
Hyundai Auto Receivables Trust 2021-B
0.38%, 01/15/2026, Series 2021-B, Class A3	2,736	2,676
Hyundai Auto Receivables Trust 2023-B
5.48%, 04/17/2028, Series 2023-B, Class A3	944	960
Hyundai Auto Receivables Trust 2023-C
5.55%, 12/17/2029, Series 2023-C, Class A4	2,326	2,395
Jonah 2022-1 A2
7.80%, 11/10/2037, Series 2022-1, Class A2(1)	6,656	6,560
Jonah Energy Abs I LLC
7.20%, 12/10/2037, Series 2022-1, Class A1(1)	5,352	5,376

KGS-Alpha SBA COOF Trust
0.57%, 05/25/2039, Series 2012-6, Class A(1)(4)	788	9
KGS-Alpha SBA COOF Trust 2012-2
0.98%, 08/25/2038, Series 2012-2, Class A(1)(4)	860	16
KGS-Alpha SBA COOF Trust 2014-2
2.39%, 04/25/2040, Series 2014-2, Class A(1)(4)	199	13
KKR CLO 11 Ltd.
6.84% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 11, Class AR(1)(3)	7,389	7,394
KKR CLO 32 Ltd.
6.98% (3 Month Term SOFR + 1.58%, 1.32% Floor), 01/15/2032, Series 32A, Class A1(1)(3)	26,000	25,986
LAD Auto Receivables Trust 2023-4
6.24%, 06/15/2028, Series 2023-4A, Class A4(1)	2,683	2,725
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042, Series 2017-C, Class A2B(1)	60	59
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043, Series 2018-B, Class A2FX(1)	188	187
LendingPoint 2020-REV1 Asset Securitization Trust
4.49%, 10/15/2028, Series 2020-REV1, Class B(1)	5,873	5,840
Long Beach Mortgage Loan Trust 2004-1
6.22% (1 Month Term SOFR + 0.86%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1(3)	60	59
Long Beach Mortgage Loan Trust 2004-3
6.33% (1 Month Term SOFR + 0.97%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1(3)	25	24
LP LMS 2021-2 Asset Securitization Trust
1.75%, 01/15/2029, Series 2021-2A, Class A(1)	522	519
Madison Park Funding LIX Ltd.
6.80% (3 Month Term SOFR + 1.40%, 1.14% Floor), 01/18/2034, Series 2021-59A, Class A(1)(3)	20,000	19,985
Mariner Finance Issuance Trust 2019-A
3.51%, 07/20/2032, Series 2019-AA, Class B(1)	1,282	1,279
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B(1)	5,700	5,075
MidOcean Credit CLO III
6.79% (3 Month Term SOFR + 1.38%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R(1)(3)	12,129	12,124
MidOcean Credit CLO IX
6.83% (3 Month Term SOFR + 1.41%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1(1)(3)	3,577	3,575

Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1(1)	347	341
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5(1)	7,200	6,765
MMAF Equipment Finance LLC 2023-A
5.54%, 12/13/2029, Series 2023-A, Class A3(1)	16,250	16,478
Mountain View CLO IX Ltd.
6.78% (3 Month Term SOFR + 1.38%), 07/15/2031, Series 2015-9A, Class A1R(1)(3)	19,616	19,564
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	291	288
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)	1,866	1,792
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	2,346	2,163
Navient Private Education Refi Loan Trust 2021-G
1.58%, 04/15/2070, Series 2021-GA, Class A(1)	8,219	7,126
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062, Series 2021-DA, Class AFX(1)	7,521	6,866
New Century Home Equity Loan Trust Series 2003-5
4.86%, 11/25/2033, Series 2003-5, Class AI6(2)	83	79
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A(1)(4)	1,214	1,154
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039, Series 2022-SFR2, Class D(1)	5,000	4,567
Nissan Auto Lease Trust 2023-B
5.61%, 11/15/2027, Series 2023-B, Class A4	2,808	2,836
5.74%, 08/15/2025, Series 2023-B, Class A2A	2,207	2,209
Nissan Auto Receivables 2021-A Owner Trust
0.33%, 10/15/2025, Series 2021-A, Class A3	4,414	4,315
NRZ Excess Spread-Collateralized Notes
3.10%, 07/25/2026, Series 2021-FHT1, Class A(1)	6,952	6,458
3.23%, 05/25/2026, Series 2021-FNT2, Class A(1)	4,186	3,886
3.47%, 11/25/2026, Series 2021-GNT1, Class A(1)	4,411	4,010
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A(1)	3,557	3,390
OCP CLO 2015-9 Ltd.
6.64% (3 Month Term SOFR + 1.25%, 1.25% Floor), 01/15/2033, Series 2015-9A, Class A1R2(1)(3)	15,000	14,955
Octane Receivables Trust 2021-1
1.53%, 04/20/2027, Series 2021-1A, Class B(1)	700	671

Octane Receivables Trust 2023-1
5.96%, 07/20/2029, Series 2023-1A, Class B(1)	4,100	4,116
OL SP 2018-B LLC
4.16%, 02/09/2030, Series 2018, Class A	556	546
4.61%, 02/09/2030, Series 2018, Class B	121	119
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027, Series 2019-1A, Class A(1)	14,600	14,297
OneMain Direct Auto Receivables Trust 2021-1
1.26%, 07/14/2028, Series 2021-1A, Class B(1)	10,300	9,397
OneMain Direct Auto Receivables Trust 2023-1
5.41%, 11/14/2029, Series 2023-1A, Class A(1)	12,500	12,537
7.07%, 02/14/2033, Series 2023-1A, Class D(1)	6,480	6,521
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)	9,400	8,661
OneMain Financial Issuance Trust 2021-1
6.10% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(3)	10,342	10,134
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A(1)	8,510	8,401
OneMain Financial Issuance Trust 2023-2
5.84%, 09/15/2036, Series 2023-2A, Class A1(1)	16,600	16,930
Oportun Funding XIV LLC
1.76%, 03/08/2028, Series 2021-A, Class B(1)	2,866	2,730
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A(1)	5,610	5,240
Oportun Issuance Trust 2022-2
5.94%, 10/09/2029, Series 2022-2, Class A(1)	949	948
7.40%, 10/09/2029, Series 2022-2, Class B(1)	8,500	8,460
Oportun Issuance Trust 2022-3
5.05%, 06/09/2031, Series 2022-A, Class A(1)	10,500	10,325
Option One Mortgage Loan Trust 2004-3
6.37% (1 Month Term SOFR + 1.01%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4(3)	1,619	1,601
OZLM Funding IV Ltd.
6.92% (3 Month Term SOFR + 1.51%), 10/22/2030, Series 2013-4A, Class A1R(1)(3)	5,786	5,784
OZLM XXII Ltd.
6.73% (3 Month Term SOFR + 1.33%), 01/17/2031, Series 2018-22A, Class A1(1)(3)	5,742	5,737
P4 SFR 2019-STL
7.25%, 10/11/2026, Series 2019, Class A	5,700	5,437
Pagaya AI Technology in Housing Trust 2023-1
3.60%, 10/25/2040, Series 2023-1, Class A(1)	3,200	2,927

Palmer Square CLO 2014-1 Ltd.
6.79% (3 Month Term SOFR + 1.39%, 1.13% Floor), 01/17/2031, Series 2014-1A, Class A1R2(1)(3)	2,596	2,597
Palmer Square CLO 2018-2 Ltd.
6.76% (3 Month Term SOFR + 1.36%), 07/16/2031, Series 2018-2A, Class A1A(1)(3)	18,518	18,523
Park Avenue Institutional Advisers CLO Ltd. 2018-1
6.68% (3 Month Term SOFR + 1.26%, 1.00% Floor), 10/20/2031, Series 2018-1A, Class A1AR(1)(3)	21,500	21,463
Pennsylvania Higher Education Assistance Agency
5.98% (30-day Average SOFR + 0.64%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A(1)(3)	5,923	5,826
PFS Financing Corp.
5.80%, 03/15/2028, Series 2023-A, Class A(1)	12,575	12,753
PNMAC GMSR ISSUER TRUST 2022-GT1
9.59% (30-day Average SOFR + 4.25%), 05/25/2027, Series 2022-GT1, Class A(1)(3)	9,425	9,425
PRET 2021-RN4 LLC
2.49%, 10/25/2051, Series 2021-RN4, Class A1(1)(4)	13,617	13,359
Pretium Mortgage Credit Partners I 2021-NPL1 LLC
2.24%, 09/27/2060, Series 2021-NPL1, Class A1(1)(2)	5,798	5,822
Progress Residential 2020-SFR3 Trust
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	6,000	5,549
Progress Residential 2021-SFR1
1.56%, 04/17/2038, Series 2021-SFR1, Class C(1)	3,500	3,173
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	5,000	4,505
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	6,250	5,625
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	5,400	4,468
Progress Residential 2022-SFR1 Trust
3.93%, 02/17/2041, Series 2022-SFR1, Class E1(1)	11,100	9,614
Progress Residential 2022-SFR2 Trust
3.95%, 04/17/2027, Series 2022-SFR2, Class D(1)	3,000	2,765
Progress Residential 2022-SFR3 Trust
5.20%, 04/17/2039, Series 2022-SFR3, Class E1(1)	9,025	8,529
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(1)(4)	5,364	5,345
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(2)	1,712	1,648
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(1)(4)	4,920	4,865

PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(1)(2)	1,347	1,313
PRPM 2021-5 LLC
1.79%, 06/25/2026, Series 2021-5, Class A1(1)(2)	2,152	2,096
PRPM 2021-9 LLC
2.36%, 10/25/2026, Series 2021-9, Class A1(1)(2)	1,403	1,359
RCO VI Mortgage LLC 2022-1
3.00%, 01/25/2027, Series 2022-1, Class A1(1)(2)	5,001	4,813
Redwood Funding Trust 2023-1
7.50%, 07/25/2059, Series 2023-1, Class A(1)(2)	6,695	6,615
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030, Series 2020-1, Class B(1)	2,590	2,446
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)	3,183	3,049
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3(2)	299	79
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A(1)	823	755
Rockford Tower CLO 2020-1 Ltd.
6.96% (3 Month Term SOFR + 1.54%), 01/20/2032, Series 2020-1A, Class A(1)(3)	12,000	12,001
Santander Consumer Auto Receivables Trust 2021-A
0.33%, 10/15/2025, Series 2021-AA, Class A3(1)	51	51
0.48%, 06/15/2026, Series 2021-AA, Class A4(1)	3,258	3,188
Santander Drive Auto Receivables Trust 2021-2
0.90%, 06/15/2026, Series 2021-2, Class C	228	227
1.35%, 07/15/2027, Series 2021-2, Class D	9,300	8,957
Santander Drive Auto Receivables Trust 2021-3
0.95%, 09/15/2027, Series 2021-3, Class C	3,245	3,216
Santander Drive Auto Receivables Trust 2022-1
2.56%, 04/17/2028, Series 2022-1, Class C	6,590	6,415
Santander Drive Auto Receivables Trust 2022-4
4.14%, 02/16/2027, Series 2022-4, Class A3	9,376	9,311
Santander Drive Auto Receivables Trust 2022-6
4.49%, 11/16/2026, Series 2022-6, Class A3	1,633	1,625
Santander Drive Auto Receivables Trust 2023-1
4.88%, 04/15/2027, Series 2023-1, Class A3	4,801	4,775
5.09%, 05/15/2030, Series 2023-1, Class C	2,300	2,281
Santander Drive Auto Receivables Trust 2023-3
5.77%, 11/15/2030, Series 2023-3, Class C	4,500	4,557
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028, Series 2023-4, Class A3	7,302	7,376

6.04%, 12/15/2031, Series 2023-4, Class C	8,300	8,437
Santander Drive Auto Receivables Trust 2023-6
5.98%, 04/16/2029, Series 2023-6, Class B	2,500	2,545
6.40%, 03/17/2031, Series 2023-6, Class C	1,000	1,027
SART 2017-1
4.75%, 07/15/2024, Series 2017-1, Class A	251	248
SART 2018-1
4.76%, 06/15/2025, Series 2018-1	643	641
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	3,600	3,326
SCF Equipment Leasing 2023-1 LLC
6.17%, 05/20/2032, Series 2023-1A, Class A3(1)	5,000	5,115
7.00%, 08/22/2033, Series 2023-1A, Class D(1)	8,558	8,625
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.84%, 01/25/2036, Series 2006-CB1, Class AF2(2)	42	34
SFS Auto Receivables Securitization Trust 2023-1
5.71%, 01/22/2030, Series 2023-1A, Class B(1)	1,200	1,209
5.97%, 02/20/2031, Series 2023-1A, Class C(1)	1,550	1,556
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036, Series 2019-3A, Class B(1)	708	678
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A(1)	764	726
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	1,887	1,780
Sixth Street CLO XVI Ltd.
7.12% (3 Month Term SOFR + 1.79%, 1.79% Floor), 01/20/2037, Series 2020-16A, Class A1R(1)(3)	20,250	20,233
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX(1)	2,230	2,164
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX(1)	948	925
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX(1)	3,016	2,822
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX(1)	4,078	3,807
Sound Point CLO II Ltd.
6.71% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/26/2031, Series 2013-1A, Class A1R(1)(3)	7,858	7,849
SOUND POINT CLO XXII Ltd.
6.76% (3 Month Term SOFR + 1.34%, 1.08% Floor), 01/20/2032, Series 2019-1A, Class AR(1)(3)	2,500	2,496

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034, Series 2004-6XS, Class A5A(2)	2	2
6.05%, 03/25/2034, Series 2004-6XS, Class A5B(2)	2	2
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	2	2
3.45%, 02/25/2032, Series 2002-AL1, Class A3	16	7
Synchrony Card Funding LLC
5.54%, 07/15/2029, Series 2023-A1, Class A	7,979	8,127
Tesla Electric Vehicle Trust 2023-1
5.38%, 02/20/2029, Series 2023-1, Class A4(1)	2,281	2,306
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/2035	11,516	11,736
5.17%, 04/01/2041	10,028	10,363
Towd Point HE Trust 2023-1
6.88%, 02/25/2063, Series 2023-1, Class A1A(1)	1,251	1,280
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1(1)(4)	2,917	2,778
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033, Series 2020-1A, Class A(1)	7,685	7,294
Toyota Auto Receivables 2020-A Owner Trust
1.68%, 05/15/2025, Series 2020-A, Class A4	327	326
Toyota Auto Receivables 2020-B Owner Trust
1.66%, 09/15/2025, Series 2020-B, Class A4	1,734	1,723
Toyota Auto Receivables 2020-D Owner Trust
0.47%, 01/15/2026, Series 2020-D, Class A4	4,605	4,521
Toyota Auto Receivables 2021-B Owner Trust
0.53%, 10/15/2026, Series 2021-B, Class A4	1,886	1,783
Toyota Auto Receivables 2021-D Owner Trust
1.02%, 03/15/2027, Series 2021-D, Class A4	854	798
Toyota Auto Receivables 2023-B Owner Trust
4.71%, 02/15/2028, Series 2023-B, Class A3	282	282
Toyota Auto Receivables 2023-C Owner Trust
5.16%, 04/17/2028, Series 2023-C, Class A3	3,277	3,300
Trinitas CLO XXII Ltd.
7.27% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/20/2036, Series 2023-22A, Class A1(1)(3)	14,000	14,033
Trinitas CLO XXVI Ltd.
0.00% (3 Month Term SOFR + 1.69%, 1.69% Floor), 01/20/2035, Series 2023-26A, Class A1(1)(3)(5)	18,500	18,500

United Auto Credit Securitization Trust
1.14%, 06/10/2026, Series 2021-1, Class D(1)	94	94
Upstart Pass-Through Trust Series 2021-ST9
1.70%, 11/20/2029, Series 2021-ST9, Class A(1)	1,056	1,035
VCAT 2021-NPL1 LLC
5.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(2)	799	796
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(2)	4,866	4,775
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(2)	1,954	1,910
Venture 32 CLO Ltd.
6.76% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1(1)(3)	7,950	7,913
Venture 43 CLO Ltd.
6.90% (3 Month Term SOFR + 1.50%, 1.24% Floor), 04/15/2034, Series 2021-43A, Class A1(1)(3)	3,000	2,990
Vericrest Opportunity Loan Transferee
1.87%, 08/25/2051, Series 2021-NP11, Class A1(1)(2)	4,501	4,256
Verizon Master Trust
3.72%, 07/20/2027, Series 2022-5, Class A1A	7,022	7,015
4.49%, 01/22/2029, Series 2023-1, Class A	2,695	2,681
VM Debt
7.46%, 07/18/2027, Series 2019-1(1)	14,998	14,848
Volkswagen Auto Lease Trust 2023-A
5.81%, 10/20/2026, Series 2023-A, Class A3	7,100	7,187
Volkswagen Auto Loan Enhanced Trust 2023-1
5.01%, 01/22/2030, Series 2023-1, Class A4	1,748	1,759
5.02%, 06/20/2028, Series 2023-1, Class A3	1,753	1,762
VOLT CV LLC
2.49%, 11/27/2051, Series 2021-CF2, Class A1(1)(2)	7,159	6,627
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(2)	4,252	4,113
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(2)	9,041	8,741
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(2)	8,665	8,444
VOLT XCIX LLC
2.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(2)	3,591	3,467
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(2)	7,787	7,570
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(2)	8,229	7,936

Voya CLO 2015-1 Ltd.
6.56% (3 Month Term SOFR + 1.16%, 0.90% Floor), 01/18/2029, Series 2015-1A, Class A1R(1)(3)	1,389	1,388
Voya CLO 2019-3 Ltd.
6.74% (3 Month Term SOFR + 1.34%, 1.08% Floor), 10/17/2032, Series 2019-3A, Class AR(1)(3)	20,000	19,989
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036, Series 2018-A, Class A(1)	499	489
Westgate Resorts 2020-1 LLC
3.96%, 03/20/2034, Series 2020-1A, Class B(1)	825	815
Westlake Automobile Receivables Trust 2020-3
1.65%, 02/17/2026, Series 2020-3A, Class D(1)	1,875	1,845
Westlake Automobile Receivables Trust 2022-2
3.36%, 08/15/2025, Series 2022-2A, Class A2A(1)	647	646
5.48%, 09/15/2027, Series 2022-2A, Class D(1)	3,500	3,468
Westlake Automobile Receivables Trust 2023-1
5.21%, 01/18/2028, Series 2023-1A, Class A3(1)	4,523	4,511
6.79%, 11/15/2028, Series 2023-1A, Class D(1)	3,345	3,384
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D(1)	7,312	7,420
Westlake Automobile Receivables Trust 2023-3
6.02%, 09/15/2028, Series 2023-3A, Class C(1)	7,800	7,826
Wheels Fleet Lease Funding 1 LLC
5.80%, 04/18/2038, Series 2023-1A, Class A(1)	14,500	14,541
World Omni Auto Receivables Trust 2020-C
0.48%, 11/17/2025, Series 2020-C, Class A3	385	381
0.61%, 10/15/2026, Series 2020-C, Class A4	3,043	2,935
World Omni Auto Receivables Trust 2023-C
5.03%, 11/15/2029, Series 2023-C, Class A4	3,272	3,297
World Omni Auto Receivables Trust 2023-D
5.79%, 02/15/2029, Series 2023-D, Class A3	2,600	2,668
World Omni Automobile Lease Securitization Trust 2023-A
5.04%, 07/17/2028, Series 2023-A, Class A4	1,470	1,470
World Omni Select Auto Trust 2021-A
1.09%, 11/15/2027, Series 2021-A, Class C	2,350	2,195
Zais CLO 7 Ltd.
6.95% (3 Month Term SOFR + 1.55%), 04/15/2030, Series 2017-2A, Class A(1)(3)	2,798	2,798

Total Asset-Backed Obligations (Cost: $2,031,408)		1,985,543

Corporate Bonds – 28.82%
Basic Materials – 0.77%
Albemarle Corp.
5.45%, 12/01/2044	$600	559
Anglo American Capital Plc
2.88%, 03/17/2031(1)	8,022	6,823
3.63%, 09/11/2024(1)	630	620
4.75%, 04/10/2027(1)	5,500	5,427
5.63%, 04/01/2030(1)	4,300	4,364
ArcelorMittal SA
6.75%, 03/01/2041	3,462	3,660
Barrick Gold Corp.
6.45%, 10/15/2035	203	224
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480	4,792
BHP Billiton Finance USA Ltd.
4.88%, 02/27/2026	3,004	3,019
5.10%, 09/08/2028	2,717	2,788
5.25%, 09/08/2026	4,724	4,830
5.25%, 09/08/2030	4,240	4,393
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024	779	769
CF Industries, Inc.
4.95%, 06/01/2043	1,800	1,645
5.38%, 03/15/2044	2,040	1,946
Corp. Nacional del Cobre de Chile
3.63%, 08/01/2027(1)	8,045	7,616
Dow Chemical Co.
4.55%, 11/30/2025	437	429
DuPont de Nemours, Inc.
5.32%, 11/15/2038	5,665	5,811
5.42%, 11/15/2048	1,200	1,247
EIDP, Inc.
4.50%, 05/15/2026	2,961	2,949
Freeport Indonesia PT
4.76%, 04/14/2027(1)	660	648
5.32%, 04/14/2032(1)	4,054	3,975
6.20%, 04/14/2052(1)	814	807
Glencore Funding LLC
2.50%, 09/01/2030(1)	5,040	4,324
2.63%, 09/23/2031(1)	4,000	3,394
3.88%, 10/27/2027(1)	875	841

3.88%, 04/27/2051(1)	1,000	774
4.00%, 03/27/2027(1)	6,300	6,119
5.70%, 05/08/2033(1)	1,700	1,764
6.38%, 10/06/2030(1)	2,512	2,697
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT
4.75%, 05/15/2025(1)	5,657	5,586
6.53%, 11/15/2028(1)	4,448	4,667
LYB International Finance BV
4.88%, 03/15/2044	300	276
5.25%, 07/15/2043	610	581
LYB International Finance III LLC
1.25%, 10/01/2025	692	646
LyondellBasell Industries NV
5.75%, 04/15/2024	1,453	1,453
Mosaic Co.
5.63%, 11/15/2043	2,055	2,025
Nucor Corp.
2.98%, 12/15/2055	800	540
Nutrien Ltd.
4.13%, 03/15/2035	1,960	1,812
4.20%, 04/01/2029	420	411
5.25%, 01/15/2045	1,444	1,403
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	3,100	2,616
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54	57
Samarco Mineracao SA
9.50%, 06/30/2031(1)(6)	565	474
Sasol Financing USA LLC
5.88%, 03/27/2024	3,249	3,229
6.50%, 09/27/2028	1,555	1,481
Steel Dynamics, Inc.
1.65%, 10/15/2027	1,637	1,457
Union Carbide Corp.
7.75%, 10/01/2096	681	856
Vale Overseas Ltd.
6.13%, 06/12/2033	5,000	5,190
6.88%, 11/21/2036	5,167	5,638
6.88%, 11/10/2039	2,107	2,314
8.25%, 01/17/2034	984	1,156
Westlake Corp.
3.38%, 08/15/2061	1,910	1,228

Total Basic Materials		134,350

Communications – 2.22%
Amazon.com, Inc.
3.88%, 08/22/2037	1,700	1,577
3.95%, 04/13/2052	4,000	3,500
AT&T, Inc.
1.65%, 02/01/2028	525	468
2.25%, 02/01/2032	3,510	2,903
2.55%, 12/01/2033	6,426	5,237
2.75%, 06/01/2031	2,315	2,030
3.50%, 06/01/2041	1,353	1,074
3.50%, 09/15/2053	19,886	14,431
3.55%, 09/15/2055	10,545	7,582
3.65%, 06/01/2051	1,565	1,179
3.65%, 09/15/2059	1,685	1,208
3.80%, 12/01/2057	987	734
4.50%, 05/15/2035	7,570	7,170
4.65%, 06/01/2044	2,145	1,909
5.40%, 02/15/2034	14,981	15,449
6.00%, 08/15/2040	2,275	2,409
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	3,000	3,078
British Telecommunications Plc
9.63%, 12/15/2030	5,000	6,187
Charter Communications Operating LLC
2.30%, 02/01/2032	4,000	3,183
3.50%, 06/01/2041	13,115	9,270
3.50%, 03/01/2042	8,745	6,083
3.70%, 04/01/2051	2,580	1,678
3.90%, 06/01/2052	2,310	1,553
4.80%, 03/01/2050	4,051	3,136
4.91%, 07/23/2025	10,000	9,905
5.05%, 03/30/2029	2,560	2,533
5.38%, 04/01/2038	835	753
5.38%, 05/01/2047	4,610	3,918
5.75%, 04/01/2048	1,603	1,423
6.38%, 10/23/2035	5,867	5,956
6.48%, 10/23/2045	1,275	1,253
6.83%, 10/23/2055	690	689

Comcast Corp.
2.89%, 11/01/2051	5,748	3,888
2.94%, 11/01/2056	845	556
2.99%, 11/01/2063	2,980	1,921
3.25%, 11/01/2039	3,295	2,669
3.75%, 04/01/2040	2,195	1,888
3.90%, 03/01/2038	455	407
3.97%, 11/01/2047	154	129
4.00%, 11/01/2049	638	532
4.05%, 11/01/2052	156	132
4.20%, 08/15/2034	555	530
4.25%, 01/15/2033	3,107	3,019
5.35%, 05/15/2053	9,510	9,833
Corning, Inc.
3.90%, 11/15/2049	960	771
Cox Communications, Inc.
2.60%, 06/15/2031(1)	15,920	13,488
2.95%, 10/01/2050(1)	1,275	815
3.35%, 09/15/2026(1)	369	354
3.50%, 08/15/2027(1)	8,245	7,846
3.60%, 06/15/2051(1)	1,250	910
3.85%, 02/01/2025(1)	1,250	1,229
4.80%, 02/01/2035(1)	6,000	5,612
Crown Castle Towers LLC
3.66%, 05/15/2025(1)	955	927
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	49	59
Discovery Communications LLC
3.63%, 05/15/2030	2,500	2,266
5.20%, 09/20/2047	1,375	1,185
eBay, Inc.
2.60%, 05/10/2031	8,000	6,974
Grupo Televisa SAB
6.13%, 01/31/2046	220	228
Meta Platforms, Inc.
5.60%, 05/15/2053	3,065	3,322
5.75%, 05/15/2063	1,371	1,500
NBCUniversal Media LLC
4.45%, 01/15/2043	10	9

NBN Co. Ltd.
2.63%, 05/05/2031(1)	15,025	12,884
5.75%, 10/06/2028(1)	5,255	5,465
Paramount Global
2.90%, 01/15/2027	525	486
3.70%, 06/01/2028	870	804
4.90%, 08/15/2044	315	248
Rogers Communications, Inc.
3.80%, 03/15/2032	4,650	4,279
4.55%, 03/15/2052	1,995	1,740
Sprint Capital Corp.
6.88%, 11/15/2028	7,612	8,248
Sprint LLC
7.63%, 03/01/2026	918	959
TCI Communications, Inc.
7.13%, 02/15/2028	138	151
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644	1,650
Telefonica Emisiones SA
4.10%, 03/08/2027	2,215	2,169
4.90%, 03/06/2048	4,575	4,032
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	529	613
Time Warner Cable LLC
5.50%, 09/01/2041	6,815	5,896
5.88%, 11/15/2040	1,275	1,154
6.55%, 05/01/2037	375	369
6.75%, 06/15/2039	539	535
7.30%, 07/01/2038	253	261
T-Mobile USA, Inc.
3.00%, 02/15/2041	2,300	1,721
3.60%, 11/15/2060	3,920	2,853
3.88%, 04/15/2030	53,794	51,012
4.50%, 04/15/2050	1,023	904
5.05%, 07/15/2033	3,360	3,386
5.65%, 01/15/2053	1,000	1,041
5.75%, 01/15/2054	1,406	1,488
Verizon Communications, Inc.
1.68%, 10/30/2030	765	630
2.10%, 03/22/2028	1,176	1,064
2.36%, 03/15/2032	26,930	22,399
2.55%, 03/21/2031	13,855	11,946

2.65%, 11/20/2040	2,329	1,678
3.15%, 03/22/2030	5,000	4,570
3.40%, 03/22/2041	1,500	1,194
3.70%, 03/22/2061	3,000	2,292
4.02%, 12/03/2029	712	688
4.27%, 01/15/2036	2,311	2,176
4.33%, 09/21/2028	4,109	4,065
4.40%, 11/01/2034	2,500	2,405
4.81%, 03/15/2039	7,941	7,678
Vodafone Group Plc
5.63%, 02/10/2053	475	479
6.15%, 02/27/2037	4,600	4,976

Total Communications		385,045

Consumer, Cyclical – 1.60%
7-Eleven, Inc.
0.95%, 02/10/2026(1)	3,971	3,670
1.80%, 02/10/2031(1)	1,270	1,032
2.50%, 02/10/2041(1)	1,298	896
Air Canada 2013-1 Class A Pass-Through Trust
4.13%, 05/15/2025(1)	1,189	1,144
Air Canada 2015-1 Class A Pass-Through Trust
3.60%, 03/15/2027(1)	560	527
Air Canada 2015-2 Class AA Pass-Through Trust
3.75%, 12/15/2027(1)	910	836
Air Canada 2017-1 Class A Pass-Through Trust
3.55%, 01/15/2030(1)	2,197	1,926
Air Canada 2017-1 Class AA Pass-Through Trust
3.30%, 01/15/2030(1)	4,253	3,816
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041(1)	2,460	1,852
3.63%, 05/13/2051(1)	3,500	2,581
3.80%, 01/25/2050(1)	2,100	1,595
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 10/01/2026	264	246
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	5,888	5,392
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/2027	458	428
American Airlines 2016-2 Class A Pass-Through Trust
3.65%, 06/15/2028	809	723

American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/2028	1,025	933
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/2028	1,011	912
AutoZone, Inc.
1.65%, 01/15/2031	1,540	1,249
British Airways 2018-1 Class A Pass-Through Trust
4.13%, 09/20/2031(1)	1,755	1,596
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)	825	771
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)	1,309	1,164
CK Hutchison International 21 Ltd.
3.13%, 04/15/2041(1)	1,915	1,499
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 10/29/2024	3,342	3,267
Darden Restaurants, Inc.
6.30%, 10/10/2033	6,566	7,059
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/2028	1,252	1,110
Ford Motor Co.
4.75%, 01/15/2043	315	260
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	8,249	7,406
4.00%, 11/13/2030	4,720	4,235
4.95%, 05/28/2027	6,655	6,492
6.80%, 11/07/2028	5,030	5,263
General Motors Co.
5.00%, 04/01/2035	4,591	4,381
5.20%, 04/01/2045	2,750	2,475
5.95%, 04/01/2049	3,139	3,071
6.13%, 10/01/2025	14,000	14,188
6.25%, 10/02/2043	3,100	3,162
6.60%, 04/01/2036	685	733
General Motors Financial Co., Inc.
1.25%, 01/08/2026	4,283	3,963
2.35%, 01/08/2031	1,707	1,411
2.70%, 06/10/2031	3,430	2,876
3.80%, 04/07/2025	1,785	1,747
3.95%, 04/13/2024	5,535	5,502
4.30%, 07/13/2025	1,765	1,734
5.80%, 01/07/2029	5,574	5,704

Home Depot, Inc.
3.63%, 04/15/2052	2,600	2,107
4.40%, 03/15/2045	268	249
Hyatt Hotels Corp.
5.75%, 01/30/2027	2,370	2,422
Hyundai Capital America
1.30%, 01/08/2026(1)	1,005	928
1.50%, 06/15/2026(1)	2,215	2,023
1.80%, 10/15/2025(1)	1,190	1,118
1.80%, 01/10/2028(1)	2,170	1,903
2.38%, 10/15/2027(1)	1,200	1,081
3.00%, 02/10/2027(1)	675	631
5.68%, 06/26/2028(1)	7,286	7,426
6.00%, 07/11/2025(1)	14,521	14,632
6.10%, 09/21/2028(1)	4,637	4,818
JetBlue 2020-1 Class B Pass-Through Trust
7.75%, 11/15/2028	1,292	1,319
Kia Corp.
1.75%, 10/16/2026(1)	1,620	1,478
Lear Corp.
2.60%, 01/15/2032	1,225	991
Lowe’s Companies, Inc.
1.70%, 10/15/2030	2,300	1,910
2.63%, 04/01/2031	2,845	2,489
Marriott International, Inc.
4.90%, 04/15/2029	1,750	1,761
McDonald’s Corp.
4.45%, 03/01/2047	360	329
4.70%, 12/09/2035	216	213
6.30%, 10/15/2037	394	446
MDC Holdings, Inc.
2.50%, 01/15/2031	400	329
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026(1)	10,738	9,655
2.00%, 03/09/2026(1)	4,693	4,312
2.75%, 03/09/2028(1)	2,051	1,809
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	802	773
4.70%, 06/15/2032	3,150	3,116

Spirit Airlines Pass-Through Trust 2017-1AA
3.38%, 02/15/2030	683	593
Stellantis Finance U.S., Inc.
2.69%, 09/15/2031(1)	2,008	1,680
Tapestry, Inc.
7.70%, 11/27/2030	1,097	1,155
7.85%, 11/27/2033	526	561
Toll Brothers Finance Corp.
4.35%, 02/15/2028	17,435	17,034
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/2024	797	794
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/2025	2,465	2,389
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/2026	601	574
United Airlines 2016-1 Class A Pass-Through Trust
3.45%, 07/07/2028	1,213	1,081
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/2028	5,460	4,978
United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 01/07/2026	1,318	1,248
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 10/07/2028	2,064	1,800
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/2028	1,238	1,106
United Airlines 2016-2 Class B Pass-Through Trust
3.65%, 10/07/2025	1,556	1,461
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	2,936	2,566
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/2030	2,596	2,364
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	853	810
United Airlines 2019-1 Class A Pass-Through Trust
4.55%, 08/25/2031	1,674	1,484
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	1,916	1,765
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	2,420	2,047
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(1)	897	791

4.35%, 06/08/2027(1)	12,500	12,251
5.80%, 09/12/2025(1)	11,190	11,280
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	1,650	1,566
5.05%, 03/15/2042	8,041	7,089
5.14%, 03/15/2052	7,958	6,831

Total Consumer, Cyclical		278,393

Consumer, Non-cyclical – 3.52%
AbbVie, Inc.
2.60%, 11/21/2024	5,387	5,263
3.60%, 05/14/2025	12,060	11,842
4.05%, 11/21/2039	8,792	7,939
4.25%, 11/21/2049	2,164	1,928
4.40%, 11/06/2042	1,700	1,576
4.45%, 05/14/2046	425	390
4.55%, 03/15/2035	6,025	5,908
4.70%, 05/14/2045	3,255	3,097
Aetna, Inc.
4.50%, 05/15/2042	4,205	3,684
4.75%, 03/15/2044	1,800	1,617
6.75%, 12/15/2037	341	383
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280	3,629
AHS Hospital Corp.
2.78%, 07/01/2051	2,730	1,821
Altria Group, Inc.
2.45%, 02/04/2032	3,845	3,135
3.40%, 02/04/2041	8,495	6,220
Amgen, Inc.
1.65%, 08/15/2028	1,155	1,021
2.80%, 08/15/2041	5,200	3,781
3.00%, 01/15/2052	2,500	1,746
3.15%, 02/21/2040	2,000	1,556
5.25%, 03/02/2033	3,420	3,506
5.60%, 03/02/2043	3,793	3,919
5.65%, 03/02/2053	12,643	13,302
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455	433
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	5,910	5,523

4.38%, 04/15/2038	2,240	2,124
4.44%, 10/06/2048	590	543
4.60%, 04/15/2048	757	716
4.70%, 02/01/2036	7,057	7,034
4.90%, 02/01/2046	6,000	5,881
4.95%, 01/15/2042	2,735	2,736
5.45%, 01/23/2039	1,200	1,265
Ascension Health
2.53%, 11/15/2029	1,740	1,553
3.11%, 11/15/2039	2,670	2,095
AstraZeneca Plc
4.00%, 09/18/2042	540	491
6.45%, 09/15/2037	500	584
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280	1,682
BAT Capital Corp.
2.26%, 03/25/2028	2,000	1,790
2.73%, 03/25/2031	6,820	5,719
3.56%, 08/15/2027	952	909
3.73%, 09/25/2040	1,240	912
4.39%, 08/15/2037	3,610	3,023
4.54%, 08/15/2047	3,153	2,421
BAT International Finance Plc
1.67%, 03/25/2026	1,390	1,291
Baxalta, Inc.
5.25%, 06/23/2045	50	50
Becton Dickinson & Co.
3.73%, 12/15/2024	515	507
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051(1)	3,755	3,006
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	1,730	1,222
Boston Scientific Corp.
4.55%, 03/01/2039	356	339
6.50%, 11/15/2035	845	955
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	1,512	1,362
4.55%, 02/20/2048	1,374	1,244
4.63%, 05/15/2044	2,640	2,448
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900	3,394

Campbell Soup Co.
2.38%, 04/24/2030	895	776
3.13%, 04/24/2050	494	341
Centene Corp.
2.45%, 07/15/2028	2,882	2,567
Children’s Health System of Texas
2.51%, 08/15/2050	2,270	1,419
Children’s Hospital
2.93%, 07/15/2050	1,340	881
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290	837
Cigna Group
3.25%, 04/15/2025	970	946
4.38%, 10/15/2028	30,325	30,082
4.80%, 07/15/2046	218	203
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500	1,193
2.75%, 01/22/2030	619	554
CommonSpirit Health
1.55%, 10/01/2025	1,290	1,208
2.78%, 10/01/2030	5,925	5,137
3.91%, 10/01/2050	1,265	996
Conagra Brands, Inc.
1.38%, 11/01/2027	1,755	1,540
7.00%, 10/01/2028	3,250	3,502
Constellation Brands, Inc.
2.25%, 08/01/2031	1,970	1,655
2.88%, 05/01/2030	3,620	3,242
4.50%, 05/09/2047	180	160
4.65%, 11/15/2028	4,780	4,787
4.75%, 05/09/2032	400	398
Cottage Health Obligated Group
3.30%, 11/01/2049	1,530	1,152
CVS Health Corp.
2.70%, 08/21/2040	2,500	1,782
4.78%, 03/25/2038	6,550	6,205
4.88%, 07/20/2035	2,515	2,471
5.00%, 01/30/2029	783	797
5.05%, 03/25/2048	5,000	4,677
5.25%, 02/21/2033	3,100	3,169
5.88%, 06/01/2053	8,521	8,963

CVS Pass-Through Trust
5.77%, 01/10/2033(1)	600	596
5.93%, 01/10/2034(1)	460	466
7.51%, 01/10/2032(1)	654	688
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(1)	658	711
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)	739	687
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	3,000	2,652
DH Europe Finance II Sarl
3.25%, 11/15/2039	431	357
Element Fleet Management Corp.
3.85%, 06/15/2025(1)	3,000	2,915
6.27%, 06/26/2026(1)	7,530	7,667
6.32%, 12/04/2028(1)	2,390	2,468
Elevance Health, Inc.
3.60%, 03/15/2051	4,420	3,463
4.10%, 03/01/2028	920	907
4.38%, 12/01/2047	4,500	4,008
4.63%, 05/15/2042	400	371
4.65%, 01/15/2043	391	362
4.65%, 08/15/2044	395	365
5.10%, 01/15/2044	1,690	1,654
ERAC USA Finance LLC
4.50%, 02/15/2045(1)	300	272
4.60%, 05/01/2028(1)	3,769	3,745
5.40%, 05/01/2053(1)	3,614	3,793
5.63%, 03/15/2042(1)	357	370
Experian Finance Plc
2.75%, 03/08/2030(1)	9,240	8,082
Ford Foundation
2.82%, 06/01/2070	790	504
Fresenius Medical Care U.S. Finance III, Inc.
3.00%, 12/01/2031(1)	8,000	6,297
General Mills, Inc.
3.00%, 02/01/2051	3,007	2,090
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700	1,424
2.60%, 10/01/2040	1,855	1,366
4.60%, 09/01/2035	4,225	4,179

Global Payments, Inc.
3.20%, 08/15/2029	4,843	4,389
5.30%, 08/15/2029	964	970
Grupo Bimbo SAB de CV
4.70%, 11/10/2047(1)	4,500	4,014
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	3,780	2,692
2.88%, 09/01/2050	2,000	1,385
Haleon U.S. Capital LLC
3.38%, 03/24/2029	2,865	2,710
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370	2,401
HCA, Inc.
3.50%, 07/15/2051	116	82
3.63%, 03/15/2032	3,500	3,130
4.50%, 02/15/2027	7,000	6,918
5.13%, 06/15/2039	1,715	1,634
5.25%, 06/15/2026	4,200	4,220
5.50%, 06/15/2047	1,955	1,882
5.88%, 02/01/2029	9,539	9,847
J M Smucker Co.
6.20%, 11/15/2033	1,225	1,336
6.50%, 11/15/2043	1,972	2,197
6.50%, 11/15/2053	3,653	4,213
JBS USA LUX SA
3.00%, 05/15/2032	7,450	6,066
5.75%, 04/01/2033	7,500	7,429
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL
6.75%, 03/15/2034(1)	7,220	7,607
7.25%, 11/15/2053(1)	4,364	4,742
Kellanova
5.25%, 03/01/2033	2,385	2,445
Keurig Dr Pepper, Inc.
4.42%, 12/15/2046	3,850	3,417
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(1)	7,500	6,438
Kraft Heinz Foods Co.
4.38%, 06/01/2046	9,813	8,565
4.63%, 10/01/2039	2,357	2,191

Kroger Co.
4.45%, 02/01/2047	1,600	1,412
5.40%, 07/15/2040	95	93
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,190	1,969
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906	2,279
4.68%, 07/01/2114	1,645	1,560
Memorial Health Services
3.45%, 11/01/2049	3,040	2,304
Merck & Co., Inc.
2.75%, 12/10/2051	1,415	973
5.00%, 05/17/2053	9,683	9,956
5.15%, 05/17/2063	1,040	1,084
Molson Coors Beverage Co.
4.20%, 07/15/2046	1,511	1,288
Mount Sinai Hospital
3.98%, 07/01/2048	999	814
MultiCare Health System
2.80%, 08/15/2050	3,003	1,883
Mylan, Inc.
4.55%, 04/15/2028	700	679
5.20%, 04/15/2048	5,965	4,929
5.40%, 11/29/2043	2,625	2,270
MyMichigan Health
3.41%, 06/01/2050	3,480	2,491
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	646	605
NYU Langone Hospitals
3.38%, 07/01/2055	1,270	903
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605	2,184
Pepperdine University
3.30%, 12/01/2059	1,440	990
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/2028	8,654	8,650
5.11%, 05/19/2043	2,027	2,020
5.30%, 05/19/2053	13,341	13,621
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,195	1,465

President & Fellows of Harvard College
3.30%, 07/15/2056	4,420	3,357
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200	1,128
Quanta Services, Inc.
2.35%, 01/15/2032	2,965	2,454
Quest Diagnostics, Inc.
3.45%, 06/01/2026	223	217
3.50%, 03/30/2025	4,820	4,714
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800	2,302
RELX Capital, Inc.
4.75%, 05/20/2032	2,745	2,767
Revvity, Inc.
3.63%, 03/15/2051	3,400	2,446
Reynolds American, Inc.
4.45%, 06/12/2025	3,100	3,064
5.70%, 08/15/2035	5,512	5,440
Roche Holdings, Inc.
5.27%, 11/13/2026(1)	6,984	7,137
5.59%, 11/13/2033(1)	12,570	13,556
Royalty Pharma Plc
1.20%, 09/02/2025	874	815
2.15%, 09/02/2031	1,291	1,055
S&P Global, Inc.
2.90%, 03/01/2032	2,118	1,890
Sysco Corp.
5.95%, 04/01/2030	5,000	5,314
6.60%, 04/01/2050	1,000	1,174
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	3,675	2,824
3.18%, 07/09/2050	1,920	1,373
Texas Health Resources
2.33%, 11/15/2050	970	587
4.33%, 11/15/2055	1,000	890
Thermo Fisher Scientific, Inc.
5.00%, 12/05/2026	5,614	5,698
Triton Container International Ltd.
1.15%, 06/07/2024(1)	2,755	2,688
UnitedHealth Group, Inc.
3.25%, 05/15/2051	1,395	1,056

3.50%, 08/15/2039	1,675	1,423
4.75%, 05/15/2052	1,620	1,557
5.05%, 04/15/2053	15,900	16,063
5.88%, 02/15/2053	1,495	1,693
University of Chicago
2.76%, 04/01/2045	1,575	1,188
University of Miami
4.06%, 04/01/2052	1,280	1,093
University of Southern California
3.23%, 10/01/2120	1,370	846
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	532	514
5.25%, 06/15/2046	275	229
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000	6,877
5.75%, 04/01/2033	2,280	2,445
Viatris, Inc.
2.30%, 06/22/2027	3,525	3,197
3.85%, 06/22/2040	3,625	2,696
4.00%, 06/22/2050	4,000	2,814
Viterra Finance BV
3.20%, 04/21/2031(1)	10,250	8,833
5.25%, 04/21/2032(1)	5,295	5,151
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530	950
Zoetis, Inc.
2.00%, 05/15/2030	1,590	1,369
3.90%, 08/20/2028	4,685	4,584

Total Consumer, Non-cyclical		611,424

Energy – 3.12%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(1)	3,131	2,870
Aker BP ASA
2.00%, 07/15/2026(1)	1,517	1,398
3.10%, 07/15/2031(1)	2,730	2,335
5.60%, 06/13/2028(1)	3,380	3,445
6.00%, 06/13/2033(1)	3,000	3,116
Apache Corp.
5.10%, 09/01/2040	5,081	4,353
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,145	1,023

3.60%, 09/01/2032	5,000	4,429
5.95%, 06/01/2026	3,000	3,041
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935	2,726
4.89%, 09/11/2033	2,000	2,035
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	5,000	5,231
6.50%, 02/15/2037	118	125
Cenovus Energy, Inc.
5.25%, 06/15/2037	1,977	1,888
5.40%, 06/15/2047	192	181
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	3,000	3,006
Cheniere Energy Partners LP
5.95%, 06/30/2033(1)	3,000	3,080
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700	2,687
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033(1)	1,000	1,047
6.50%, 08/15/2043(1)	2,492	2,669
ConocoPhillips Co.
5.30%, 05/15/2053	6,775	6,963
Continental Resources, Inc.
2.27%, 11/15/2026(1)	3,235	2,977
Coterra Energy, Inc.
3.90%, 05/15/2027	3,045	2,946
DCP Midstream Operating LP
5.13%, 05/15/2029	9,389	9,384
5.63%, 07/15/2027	13,177	13,500
Diamondback Energy, Inc.
3.25%, 12/01/2026	9,210	8,920
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044	1,300	1,104
Ecopetrol SA
4.13%, 01/16/2025	383	374
5.38%, 06/26/2026	537	526
8.63%, 01/19/2029	6,705	7,146
EIG Pearl Holdings Sarl
3.55%, 08/31/2036(1)	5,996	5,217

Enbridge Energy Partners LP
7.38%, 10/15/2045	2,600	3,057
7.50%, 04/15/2038	4,949	5,752
Enbridge, Inc.
4.25%, 12/01/2026	3,124	3,082
5.70%, 03/08/2033	2,430	2,526
6.00%, 11/15/2028	6,930	7,276
Energy Transfer LP
4.00%, 10/01/2027	5,036	4,848
4.40%, 03/15/2027	900	880
4.75%, 01/15/2026	1,822	1,810
4.95%, 05/15/2028	1,615	1,607
4.95%, 01/15/2043	1,482	1,288
5.00%, 05/15/2050	6,180	5,510
5.25%, 04/15/2029	5,631	5,673
5.30%, 04/01/2044	200	184
5.40%, 10/01/2047	6,174	5,753
5.50%, 06/01/2027	277	280
5.75%, 04/01/2025	2,121	2,122
6.00%, 02/01/2029(1)	5,400	5,449
6.05%, 06/01/2041	2,000	2,012
6.10%, 12/01/2028	3,360	3,536
6.13%, 12/15/2045	810	816
6.25%, 04/15/2049	3,505	3,625
6.40%, 12/01/2030	5,411	5,785
6.50%, 02/01/2042	3,000	3,168
6.55%, 12/01/2033	1,385	1,503
6.63%, 10/15/2036	2,000	2,150
ENI SpA
4.25%, 05/09/2029(1)	2,825	2,751
5.70%, 10/01/2040(1)	557	541
ENI USA, Inc.
7.30%, 11/15/2027	400	430
Enterprise Products Operating LLC
4.85%, 08/15/2042	4,000	3,834
4.95%, 10/15/2054	177	171
5.75%, 03/01/2035	1,075	1,122
EQM Midstream Partners LP
4.00%, 08/01/2024	749	742
EQT Corp.
3.90%, 10/01/2027	805	770

Equinor ASA
7.25%, 09/23/2027	8,819	9,665
Exxon Mobil Corp.
3.00%, 08/16/2039	3,535	2,837
3.10%, 08/16/2049	2,040	1,513
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(1)	3,360	2,750
4.32%, 12/30/2039(1)	1,365	996
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040(1)	2,286	1,881
Gray Oak Pipeline LLC
2.60%, 10/15/2025(1)	5,580	5,289
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038(1)	1,665	1,736
6.51%, 02/23/2042(1)	2,235	2,363
Halliburton Co.
4.75%, 08/01/2043	565	530
4.85%, 11/15/2035	200	197
7.60%, 08/15/2096(1)	258	312
Hess Corp.
4.30%, 04/01/2027	8,341	8,253
7.88%, 10/01/2029	5,535	6,359
HF Sinclair Corp.
5.88%, 04/01/2026	4,573	4,619
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	3,700	3,680
6.95%, 01/15/2038	8,490	9,317
7.30%, 08/15/2033	1,650	1,868
7.50%, 11/15/2040	483	545
Kinder Morgan, Inc.
5.05%, 02/15/2046	600	535
7.80%, 08/01/2031	4,600	5,257
Magellan Midstream Partners LP
3.20%, 03/15/2025	386	375
4.20%, 03/15/2045	5,725	4,341
Marathon Petroleum Corp.
4.50%, 04/01/2048	3,000	2,512
5.13%, 12/15/2026	8,852	8,949
MPLX LP
2.65%, 08/15/2030	7,390	6,377
4.50%, 04/15/2038	6,723	5,983

4.88%, 06/01/2025	3,000	2,980
5.20%, 03/01/2047	695	645
5.20%, 12/01/2047	560	512
5.50%, 02/15/2049	950	919
NGPL PipeCo LLC
3.25%, 07/15/2031(1)	2,055	1,784
Occidental Petroleum Corp.
6.20%, 03/15/2040	5,263	5,434
8.50%, 07/15/2027	5,153	5,621
ONEOK Partners LP
6.20%, 09/15/2043	2,500	2,613
6.65%, 10/01/2036	1,050	1,142
ONEOK, Inc.
2.75%, 09/01/2024	6,954	6,818
3.10%, 03/15/2030	13,970	12,535
4.50%, 03/15/2050	915	766
6.63%, 09/01/2053	1,816	2,032
Ovintiv, Inc.
7.10%, 07/15/2053	6,940	7,629
Petroleos Mexicanos
6.35%, 02/12/2048	1,928	1,224
6.49%, 01/23/2027	1,185	1,112
6.50%, 03/13/2027	1,090	1,016
6.50%, 01/23/2029	970	856
6.75%, 09/21/2047	3,790	2,480
6.88%, 08/04/2026	2,390	2,321
Phillips 66
4.88%, 11/15/2044	70	67
5.88%, 05/01/2042	3,000	3,237
Phillips 66 Co.
3.15%, 12/15/2029	19,655	17,979
3.55%, 10/01/2026	190	183
4.90%, 10/01/2046	1,012	945
4.95%, 12/01/2027	610	615
Pioneer Natural Resources Co.
1.90%, 08/15/2030	10,650	9,042
5.10%, 03/29/2026	2,810	2,830
Plains All American Pipeline LP
3.55%, 12/15/2029	2,800	2,578
4.70%, 06/15/2044	8,101	6,779
5.15%, 06/01/2042	1,594	1,441

QatarEnergy
1.38%, 09/12/2026(1)	1,534	1,407
2.25%, 07/12/2031(1)	3,240	2,755
3.13%, 07/12/2041(1)	3,178	2,439
Reliance Industries Ltd.
2.88%, 01/12/2032(1)	3,000	2,570
Sabal Trail Transmission LLC
4.68%, 05/01/2038(1)	10,000	9,349
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	3,320	3,245
5.00%, 03/15/2027	1,700	1,707
5.63%, 03/01/2025	505	506
5.75%, 05/15/2024	1,417	1,416
5.88%, 06/30/2026	6,680	6,800
Santos Finance Ltd.
6.88%, 09/19/2033(1)	4,155	4,406
Schlumberger Holdings Corp.
3.90%, 05/17/2028(1)	1,066	1,035
Shell International Finance BV
2.75%, 04/06/2030	3,300	3,014
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	428	358
8.00%, 03/01/2032	446	521
Spectra Energy Partners LP
4.50%, 03/15/2045	3,000	2,570
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048	1,097
6.80%, 05/15/2038	423	463
7.88%, 06/15/2026	543	576
Targa Resources Corp.
5.20%, 07/01/2027	4,000	4,019
6.15%, 03/01/2029	12,245	12,804
TC PipeLines LP
3.90%, 05/25/2027	5,000	4,815
4.38%, 03/13/2025	8,465	8,345
Texas Eastern Transmission LP
3.50%, 01/15/2028(1)	450	424
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000	3,108
3.13%, 05/29/2050	2,465	1,807

3.46%, 07/12/2049	1,905	1,503
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000	927
6.20%, 10/15/2037	573	610
Valero Energy Corp.
2.15%, 09/15/2027	1,143	1,042
4.35%, 06/01/2028	3,416	3,366
6.63%, 06/15/2037	5,000	5,481
7.50%, 04/15/2032	175	201
Var Energi ASA
5.00%, 05/18/2027(1)	11,460	11,179
Variable Energi ASA
8.00%, 11/15/2032(1)	4,000	4,478
Western Midstream Operating LP
5.25%, 02/01/2050	4,796	4,300
6.15%, 04/01/2033	2,000	2,078
Williams Companies, Inc.
2.60%, 03/15/2031	2,530	2,163
4.85%, 03/01/2048	3,000	2,725
4.90%, 01/15/2045	2,355	2,138
5.10%, 09/15/2045	4,510	4,248
5.40%, 03/04/2044	2,750	2,664
5.75%, 06/24/2044	2,500	2,519
6.30%, 04/15/2040	333	355
Woodside Finance Ltd.
3.65%, 03/05/2025(1)	3,300	3,228

Total Energy		541,730

Financials – 11.46%
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027(1)(3)	5,000	4,537
2.47% (1 Year CMT Index + 1.10%), 12/13/2029(1)(3)	1,300	1,144
3.32% (5 Year CMT Index + 1.90%), 03/13/2037(1)(3)	2,500	1,996
4.75%, 07/28/2025(1)	5,000	4,899
6.34% (1 Year CMT Index + 1.65%), 09/18/2027(1)(3)	8,900	9,094
6.58% (1 Year CMT Index + 1.55%), 10/13/2026(1)(3)	4,400	4,472
AerCap Ireland Capital DAC
1.65%, 10/29/2024	330	318
1.75%, 01/30/2026	1,140	1,059
2.45%, 10/29/2026	2,345	2,171
3.00%, 10/29/2028	1,290	1,178
3.30%, 01/30/2032	1,225	1,066

4.45%, 10/01/2025	3,500	3,434
6.50%, 07/15/2025	1,848	1,871
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.10%, 01/15/2027	3,680	3,759
6.45%, 04/15/2027(1)	1,035	1,072
AIA Group Ltd.
3.20%, 09/16/2040(1)	915	694
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(3)	1,265	1,258
6.61% (SOFR + 2.33%), 09/13/2029(1)(3)	1,610	1,696
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(1)	955	1,046
Air Lease Corp.
1.88%, 08/15/2026	3,070	2,824
3.25%, 03/01/2025	710	691
3.25%, 10/01/2029	3,950	3,568
3.38%, 07/01/2025	1,835	1,776
Aircastle Ltd.
6.50%, 07/18/2028(1)	3,516	3,585
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190	926
2.00%, 05/18/2032	2,180	1,749
3.80%, 04/15/2026	338	328
4.00%, 02/01/2050	1,451	1,146
American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2172(3)	3,475	2,979
American Tower Corp.
1.50%, 01/31/2028	2,660	2,324
1.88%, 10/15/2030	2,485	2,037
2.10%, 06/15/2030	1,300	1,090
2.95%, 01/15/2051	875	583
3.10%, 06/15/2050	1,340	913
3.38%, 10/15/2026	506	485
3.70%, 10/15/2049	2,065	1,563
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)	5,000	3,830
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028(1)	500	473
5.36%, 08/14/2028(1)	2,590	2,648

Aon Corp. / Aon Global Holdings Plc
3.90%, 02/28/2052	4,250	3,377
Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000	2,222
Athene Global Funding
2.50%, 01/14/2025(1)	629	606
2.95%, 11/12/2026(1)	8,845	8,239
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035(1)(3)	4,590	3,702
4.40%, 05/19/2026(1)	1,816	1,771
4.50%, 03/19/2024(1)	5,485	5,469
Aviation Capital Group LLC
5.50%, 12/15/2024(1)	1,745	1,735
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026(1)	1,430	1,325
2.53%, 11/18/2027(1)	15,330	13,580
2.88%, 02/15/2025(1)	3,704	3,573
3.95%, 07/01/2024(1)	2,835	2,797
4.25%, 04/15/2026(1)	1,710	1,652
4.38%, 05/01/2026(1)	790	764
5.25%, 05/15/2024(1)	2,790	2,775
5.50%, 01/15/2026(1)	4,364	4,336
6.38%, 05/04/2028(1)	2,750	2,804
Banco Nacional de Panama
2.50%, 08/11/2030(1)	2,750	2,033
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(3)	3,000	2,713
2.75%, 05/28/2025	4,800	4,631
3.23% (1 Year CMT Index + 1.60%), 11/22/2032(3)	2,000	1,675
5.15%, 08/18/2025	600	597
5.18%, 11/19/2025	1,500	1,488
6.61%, 11/07/2028	4,400	4,684
6.92%, 08/08/2033	4,615	4,918
6.94%, 11/07/2033	4,600	5,107
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027(3)	950	879
1.73% (SOFR + 0.96%), 07/22/2027(3)	7,170	6,569
1.90% (SOFR + 1.53%), 07/23/2031(3)	1,285	1,051
2.09% (SOFR + 1.06%), 06/14/2029(3)	15,630	13,775
2.30% (SOFR + 1.22%), 07/21/2032(3)	32,201	26,293
2.46% (3 Month Term SOFR + 1.13%), 10/22/2025(3)	2,000	1,948
2.55% (SOFR + 1.05%), 02/04/2028(3)	3,075	2,848

2.57% (SOFR + 1.21%), 10/20/2032(3)	4,515	3,743
2.59% (SOFR + 2.15%), 04/29/2031(3)	2,997	2,583
2.68% (SOFR + 1.93%), 06/19/2041(3)	7,418	5,303
2.69% (SOFR + 1.32%), 04/22/2032(3)	17,025	14,376
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030(3)	5,130	4,550
2.97% (SOFR + 1.33%), 02/04/2033(3)	4,550	3,871
3.09% (3 Month Term SOFR + 1.35%), 10/01/2025(3)	5,000	4,902
3.37% (3 Month Term SOFR + 1.07%), 01/23/2026(3)	1,500	1,465
3.59% (3 Month Term SOFR + 1.63%), 07/21/2028(3)	7,800	7,398
3.71% (3 Month Term SOFR + 1.77%), 04/24/2028(3)	4,500	4,297
3.82% (3 Month Term SOFR + 1.84%), 01/20/2028(3)	10,000	9,608
3.95%, 04/21/2025	3,850	3,785
3.97% (3 Month Term SOFR + 1.47%), 02/07/2030(3)	2,820	2,669
4.00%, 01/22/2025	3,860	3,808
4.20%, 08/26/2024	4,140	4,101
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029(3)	1,500	1,448
4.38% (SOFR + 1.58%), 04/27/2028(3)	4,000	3,909
4.45%, 03/03/2026	7,140	7,061
5.08% (SOFR + 1.29%), 01/20/2027(3)	3,080	3,073
5.20% (SOFR + 1.63%), 04/25/2029(3)	9,740	9,800
5.29% (SOFR + 1.91%), 04/25/2034(3)	10,460	10,484
5.82% (SOFR + 1.57%), 09/15/2029(3)	3,900	4,026
5.93% (SOFR + 1.34%), 09/15/2027(3)	4,985	5,086
6.20% (SOFR + 1.99%), 11/10/2028(3)	3,000	3,129
7.75%, 05/14/2038	137	167
Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027(1)(3)	6,132	5,591
6.25% (1 Year CMT Index + 2.65%), 09/16/2026(1)(3)	4,525	4,573
Bank of Montreal
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(3)	7,167	6,593
5.72%, 09/25/2028	5,000	5,182
Bank of New York Mellon Corp.
3.00%, 02/24/2025	5,360	5,242
6.32% (SOFR + 1.60%), 10/25/2029(3)	2,800	2,974
6.47% (SOFR + 1.85%), 10/25/2034(3)	2,380	2,636
Bank of Nova Scotia
4.85%, 02/01/2030	3,702	3,696
5.45%, 06/12/2025	6,122	6,149
Banque Federative du Credit Mutuel SA
1.60%, 10/04/2026(1)	3,100	2,833

4.94%, 01/26/2026(1)	1,940	1,933
5.79%, 07/13/2028(1)	5,080	5,245
5.90%, 07/13/2026(1)	13,503	13,785
Barclays Plc
2.89% (1 Year CMT Index + 1.30%), 11/24/2032(3)	1,572	1,288
3.65%, 03/16/2025	1,500	1,466
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(3)	7,000	6,951
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(3)	2,450	2,405
5.50% (1 Year CMT Index + 2.65%), 08/09/2028(3)	2,360	2,371
6.22% (SOFR + 2.98%), 05/09/2034(3)	2,500	2,593
6.50% (SOFR + 1.88%), 09/13/2027(3)	6,615	6,801
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	2,265	1,893
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(1)	170	144
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(3)	8,178	7,541
1.68% (SOFR + 0.91%), 06/30/2027(1)(3)	2,660	2,436
1.90% (SOFR + 1.61%), 09/30/2028(1)(3)	6,280	5,579
2.16% (SOFR + 1.22%), 09/15/2029(1)(3)	4,000	3,479
2.22% (SOFR + 2.07%), 06/09/2026(1)(3)	1,557	1,486
2.59% (5 Year CMT Index + 2.05%), 08/12/2035(1)(3)	2,000	1,642
2.82% (3 Month Term SOFR + 1.37%), 11/19/2025(1)(3)	4,000	3,898
2.87% (3 Month Term SOFR + 1.39%), 04/19/2032(1)(3)	3,560	3,011
3.38%, 01/09/2025(1)	7,335	7,181
5.34% (1 Year CMT Index + 1.50%), 06/12/2029(1)(3)	6,000	6,086
5.89% (SOFR + 1.87%), 12/05/2034(1)(3)	2,920	3,050
BOC Aviation USA Corp.
1.63%, 04/29/2024(1)	2,170	2,142
BPCE SA
1.00%, 01/20/2026(1)	3,225	2,968
1.65% (SOFR + 1.52%), 10/06/2026(1)(3)	1,566	1,457
2.28% (SOFR + 1.31%), 01/20/2032(1)(3)	10,100	8,090
3.12% (SOFR + 1.73%), 10/19/2032(1)(3)	7,900	6,441
3.25%, 01/11/2028(1)	7,815	7,272
4.50%, 03/15/2025(1)	2,000	1,962
4.63%, 07/11/2024(1)	1,300	1,286
5.15%, 07/21/2024(1)	2,800	2,776
5.75% (SOFR + 2.87%), 07/19/2033(1)(3)	1,200	1,205
5.98% (SOFR + 2.10%), 01/18/2027(1)(3)	4,300	4,334
6.71% (SOFR + 2.27%), 10/19/2029(1)(3)	3,300	3,475

Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930	1,714
2.50%, 08/16/2031	1,080	906
3.85%, 02/01/2025	1,100	1,076
4.05%, 07/01/2030	2,286	2,136
Brookfield Finance, Inc.
3.90%, 01/25/2028	770	742
4.70%, 09/20/2047	158	137
4.85%, 03/29/2029	875	870
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150	3,402
4.20%, 03/17/2032	6,000	5,472
CaixaBank SA
6.68% (SOFR + 2.08%), 09/13/2027(1)(3)	3,215	3,296
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	5,000	5,099
Cantor Fitzgerald LP
7.20%, 12/12/2028(1)	3,615	3,705
Capital One Financial Corp.
1.88% (SOFR + 0.86%), 11/02/2027(3)	361	325
2.62% (SOFR + 1.27%), 11/02/2032(3)	2,495	1,996
4.20%, 10/29/2025	400	392
4.99% (SOFR + 2.16%), 07/24/2026(3)	600	593
6.31% (SOFR + 2.64%), 06/08/2029(3)	7,130	7,315
7.62% (SOFR + 3.07%), 10/30/2031(3)	8,105	8,906
Cboe Global Markets, Inc.
1.63%, 12/15/2030	10,880	8,940
Charles Schwab Corp.
1.65%, 03/11/2031	11,130	8,984
Citibank N.A.
5.49%, 12/04/2026	5,388	5,485
Citigroup, Inc.
1.12% (SOFR + 0.77%), 01/28/2027(3)	32,820	30,154
2.52% (SOFR + 1.18%), 11/03/2032(3)	1,140	940
2.56% (SOFR + 1.17%), 05/01/2032(3)	19,270	16,078
3.06% (SOFR + 1.35%), 01/25/2033(3)	6,852	5,846
3.20%, 10/21/2026	905	863
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028(3)	3,846	3,637
3.67% (3 Month Term SOFR + 1.65%), 07/24/2028(3)	7,895	7,524
3.70%, 01/12/2026	9,150	8,929

3.79% (SOFR + 1.94%), 03/17/2033(3)	1,000	899
3.89% (3 Month Term SOFR + 1.82%), 01/10/2028(3)	12,600	12,184
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030(3)	3,490	3,312
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029(3)	1,111	1,069
4.30%, 11/20/2026	1,570	1,539
4.40%, 06/10/2025	12,181	12,023
4.45%, 09/29/2027	8,213	8,024
6.17% (SOFR + 2.66%), 05/25/2034(3)	2,197	2,273
6.63%, 01/15/2028	387	418
Citizens Financial Group, Inc.
3.25%, 04/30/2030	5,000	4,392
CNA Financial Corp.
3.45%, 08/15/2027	820	785
5.50%, 06/15/2033	8,225	8,481
Commonwealth Bank of Australia
3.31%, 03/11/2041(1)	1,255	909
3.74%, 09/12/2039(1)	5,000	3,934
Cooperatieve Rabobank UA
4.38%, 08/04/2025	570	560
Corebridge Financial, Inc.
3.65%, 04/05/2027	2,055	1,976
3.85%, 04/05/2029	1,455	1,371
Corporate Office Properties LP
2.00%, 01/15/2029	860	716
2.90%, 12/01/2033	5,350	4,177
Credit Agricole SA
1.25% (SOFR + 0.89%), 01/26/2027(1)(3)	10,596	9,755
1.91% (SOFR + 1.68%), 06/16/2026(1)(3)	6,715	6,370
2.81%, 01/11/2041(1)	1,485	1,022
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(3)	5,000	4,628
4.38%, 03/17/2025(1)	305	300
6.32% (SOFR + 1.86%), 10/03/2029(1)(3)	6,737	7,056
Credit Suisse AG
1.25%, 08/07/2026	1,858	1,686
7.50%, 02/15/2028	315	345
7.95%, 01/09/2025	4,166	4,258
Credit Suisse Group AG
4.75%, 08/09/2024	6,895	6,852
Crown Castle, Inc.
3.10%, 11/15/2029	875	783
4.00%, 03/01/2027	261	252

5.10%, 05/01/2033	2,625	2,598
CubeSmart LP
2.25%, 12/15/2028	7,275	6,424
Danske Bank
1.62% (1 Year CMT Index + 1.35%), 09/11/2026(1)(3)	2,000	1,867
6.47% (1 Year CMT Index + 2.10%), 01/09/2026(1)(3)	1,575	1,586
Deutsche Bank AG
2.13% (SOFR + 1.87%), 11/24/2026(3)(14)	6,700	6,280
2.55% (SOFR + 1.32%), 01/07/2028(3)	3,350	3,075
3.70%, 05/30/2024	850	841
3.70%, 05/30/2024	2,063	2,041
3.74% (SOFR + 2.26%), 01/07/2033(3)	5,000	4,105
6.72% (SOFR + 3.18%), 01/18/2029(3)	875	916
6.82% (SOFR + 2.51%), 11/20/2029(3)	1,420	1,495
7.15% (SOFR + 2.52%), 07/13/2027(3)	8,045	8,351
Digital Realty Trust LP
5.55%, 01/15/2028	3,000	3,056
Discover Bank
3.45%, 07/27/2026	2,800	2,647
4.65%, 09/13/2028	4,000	3,807
Discover Financial Services
3.75%, 03/04/2025	2,920	2,852
4.10%, 02/09/2027	3,471	3,331
DNB Bank ASA
1.13% (1 Year CMT Index + 0.85%), 09/16/2026(1)(3)	4,000	3,711
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(3)	3,435	3,061
Equinix, Inc.
2.00%, 05/15/2028	4,467	3,984
2.90%, 11/18/2026	2,580	2,450
Essex Portfolio LP
1.65%, 01/15/2031	910	720
2.65%, 03/15/2032	1,740	1,453
Extra Space Storage LP
2.20%, 10/15/2030	2,630	2,188
2.40%, 10/15/2031	1,310	1,081
4.00%, 06/15/2029	1,831	1,745
5.90%, 01/15/2031	2,540	2,651
F&G Global Funding
1.75%, 06/30/2026(1)	1,905	1,724
Fairfax Financial Holdings Ltd.

5.63%, 08/16/2032	9,000	8,991
6.00%, 12/07/2033(1)	6,640	6,815
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/2025(1)	5,000	4,822
5.70%, 03/14/2028(1)	2,800	2,881
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(1)	1,500	1,481
FMR LLC
4.95%, 02/01/2033(1)	250	241
6.45%, 11/15/2039(1)	258	275
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(1)	1,000	946
Globe Life, Inc.
4.55%, 09/15/2028	3,000	2,975
Goldman Sachs Capital I
6.35%, 02/15/2034	127	133
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027(3)	5,125	4,726
1.54% (SOFR + 0.82%), 09/10/2027(3)	6,340	5,750
1.95% (SOFR + 0.91%), 10/21/2027(3)	2,541	2,325
1.99% (SOFR + 1.09%), 01/27/2032(3)	7,395	5,975
2.38% (SOFR + 1.25%), 07/21/2032(3)	3,165	2,600
2.62% (SOFR + 1.28%), 04/22/2032(3)	9,805	8,230
2.64% (SOFR + 1.11%), 02/24/2028(3)	8,243	7,641
3.27% (3 Month Term SOFR + 1.46%), 09/29/2025(3)	5,590	5,495
3.50%, 01/23/2025	5,795	5,682
3.62% (SOFR + 1.85%), 03/15/2028(3)	14,810	14,205
3.69% (3 Month Term SOFR + 1.77%), 06/05/2028(3)	9,911	9,469
3.75%, 02/25/2026	9,005	8,798
4.22% (3 Month Term SOFR + 1.56%), 05/01/2029(3)	5,000	4,837
4.41% (3 Month Term SOFR + 1.69%), 04/23/2039(3)	2,075	1,876
5.15%, 05/22/2045	4,000	3,867
5.80% (SOFR + 1.08%), 08/10/2026(3)	2,890	2,918
6.48% (SOFR + 1.77%), 10/24/2029(3)	14,361	15,238
6.75%, 10/01/2037	2,170	2,389
Goodman U.S. Finance Four LLC
4.50%, 10/15/2037(1)	200	170
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028(1)	862	802
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(1)	650	581

GTP Acquisition Partners I LLC
3.48%, 06/16/2025(1)	1,824	1,773
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(1)	5,610	4,777
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610	4,596
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	1,000	775
4.30%, 04/15/2043	1,080	919
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,380	1,104
Healthpeak OP LLC
3.40%, 02/01/2025	41	40
3.50%, 07/15/2029	1,742	1,625
High Street Funding Trust I
4.11%, 02/15/2028(1)	1,975	1,868
High Street Funding Trust II
4.68%, 02/15/2048(1)	5,250	4,374
HSBC Holdings Plc
1.59% (SOFR + 1.29%), 05/24/2027(3)	4,240	3,889
2.01% (SOFR + 1.73%), 09/22/2028(3)	3,585	3,192
2.21% (SOFR + 1.29%), 08/17/2029(3)	2,075	1,811
2.36% (SOFR + 1.95%), 08/18/2031(3)	2,580	2,137
2.87% (SOFR + 1.41%), 11/22/2032(3)	2,095	1,740
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030(3)	1,000	934
4.04% (3 Month Term SOFR + 1.81%), 03/13/2028(3)	3,161	3,045
4.29% (3 Month Term SOFR + 1.61%), 09/12/2026(3)	8,009	7,840
5.89% (SOFR + 1.57%), 08/14/2027(3)	14,375	14,574
6.10%, 01/14/2042	1,060	1,200
6.33% (SOFR + 2.65%), 03/09/2044(3)	4,404	4,746
7.39% (SOFR + 3.35%), 11/03/2028(3)	3,360	3,600
7.40% (SOFR + 3.02%), 11/13/2034(3)	2,813	3,086
ING Groep NV
1.73% (SOFR + 1.01%), 04/01/2027(3)	705	652
6.08% (SOFR + 1.56%), 09/11/2027(3)	923	942
6.11% (SOFR + 2.09%), 09/11/2034(3)	4,768	5,001
Intesa Sanpaolo SpA
4.00%, 09/23/2029(1)	10,590	9,637
Invesco Finance Plc
3.75%, 01/15/2026	4,000	3,895

Jefferies Financial Group, Inc.
5.88%, 07/21/2028	8,150	8,357
6.25%, 01/15/2036	155	163
6.45%, 06/08/2027	428	444
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(3)	1,950	1,792
1.47% (SOFR + 0.77%), 09/22/2027(3)	15,960	14,460
1.56% (SOFR + 0.61%), 12/10/2025(3)	9,475	9,123
1.58% (SOFR + 0.89%), 04/22/2027(3)	5,000	4,614
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032(3)	6,390	5,405
2.95% (SOFR + 1.17%), 02/24/2028(3)	2,600	2,446
3.96% (3 Month Term SOFR + 1.64%), 11/15/2048(3)	5,770	4,831
4.00% (3 Month Term SOFR + 2.75%), 10/01/2172(3)	4,275	4,015
4.01% (3 Month Term SOFR + 1.38%), 04/23/2029(3)	2,320	2,232
4.26% (3 Month Term SOFR + 1.84%), 02/22/2048(3)	5,140	4,541
4.32% (SOFR + 1.56%), 04/26/2028(3)	1,995	1,965
4.45% (3 Month Term SOFR + 1.59%), 12/05/2029(3)	9,660	9,467
4.60% (3 Month Term SOFR + 3.13%), 08/01/2172(3)	1,985	1,914
5.00% (3 Month Term SOFR + 3.38%), 02/01/2172(3)	5,010	4,919
5.30% (SOFR + 1.45%), 07/24/2029(3)	12,680	12,867
5.35% (SOFR + 1.85%), 06/01/2034(3)	7,331	7,435
6.25% (SOFR + 1.81%), 10/23/2034(3)	4,022	4,360
KeyCorp
4.79% (SOFR + 2.06%), 06/01/2033(3)	590	542
LeasePlan Corp. NV
2.88%, 10/24/2024(1)	5,500	5,375
Liberty Mutual Group, Inc.
3.95%, 10/15/2050(1)	6,769	5,116
4.57%, 02/01/2029(1)	2,301	2,249
5.50%, 06/15/2052(1)	5,750	5,663
Liberty Mutual Insurance Co.
7.70%, 10/15/2097(1)	100	109
8.50%, 05/15/2025(1)	700	720
Lincoln National Corp.
7.00%, 06/15/2040	1,715	1,924
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(3)	2,280	2,089
3.51% (1 Year CMT Index + 1.60%), 03/18/2026(3)	1,075	1,050
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(3)	1,000	940
3.75%, 01/11/2027	2,000	1,919
4.38%, 03/22/2028	949	928

4.50%, 11/04/2024	2,010	1,986
4.58%, 12/10/2025	550	538
LSEGA Financing Plc
2.00%, 04/06/2028(1)	4,565	4,085
M&T Bank Corp.
4.00%, 07/15/2024	4,350	4,308
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036(1)(3)	2,090	1,682
Macquarie Group Ltd.
2.87% (SOFR + 1.53%), 01/14/2033(1)(3)	4,000	3,288
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(1)(3)	4,445	4,397
6.21%, 11/22/2024(1)	3,339	3,359
Markel Group, Inc.
4.15%, 09/17/2050	655	533
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(1)	2,690	1,847
4.90%, 04/01/2077(1)	5,000	4,241
MBIA Insurance Corp.
16.92% (3 Month Term SOFR + 11.52%), 01/15/2033(1)(3)	86	3
MetLife, Inc.
4.88%, 11/13/2043	3,000	2,924
Metropolitan Life Global Funding I
3.00%, 09/19/2027(1)	1,180	1,106
5.15%, 03/28/2033(1)	2,000	2,035
Mid-America Apartments LP
1.70%, 02/15/2031	1,330	1,078
Mitsubishi HC Finance America LLC
5.81%, 09/12/2028(1)	1,795	1,854
Mitsubishi UFJ Financial Group, Inc.
1.54% (1 Year CMT Index + 0.75%), 07/20/2027(3)	2,780	2,540
2.05%, 07/17/2030	2,940	2,473
2.19%, 02/25/2025	5,000	4,829
3.75%, 07/18/2039	1,615	1,413
5.24% (1 Year CMT Index + 1.70%), 04/19/2029(3)	8,820	8,952
Mizuho Financial Group, Inc.
1.23% (1 Year CMT Index + 0.67%), 05/22/2027(3)	2,378	2,167
2.17% (1 Year CMT Index + 0.87%), 05/22/2032(3)	8,000	6,515
2.23% (3 Month Term SOFR + 1.09%), 05/25/2026(3)	1,740	1,663
2.26% (1 Year CMT Index + 0.90%), 07/09/2032(3)	1,000	813
2.87% (3 Month Term SOFR + 1.57%), 09/13/2030(3)	1,620	1,432

5.78% (1 Year CMT Index + 1.65%), 07/06/2029(3)	3,830	3,940
Morgan Stanley
1.79% (SOFR + 1.03%), 02/13/2032(3)	2,440	1,948
1.93% (SOFR + 1.02%), 04/28/2032(3)	13,945	11,214
2.24% (SOFR + 1.18%), 07/21/2032(3)	3,555	2,902
2.48% (SOFR + 1.00%), 01/21/2028(3)	526	488
2.72% (SOFR + 1.15%), 07/22/2025(3)	873	859
3.22% (SOFR + 1.49%), 04/22/2042(3)	5,000	3,846
3.59%, 07/22/2028(4)	5,882	5,615
3.63%, 01/20/2027	8,854	8,584
3.77% (3 Month Term SOFR + 1.40%), 01/24/2029(3)	4,371	4,169
3.88%, 01/27/2026	1,725	1,689
3.95%, 04/23/2027	14,190	13,774
4.35%, 09/08/2026	930	913
4.43% (3 Month Term SOFR + 1.89%), 01/23/2030(3)	2,304	2,244
5.00%, 11/24/2025	3,000	2,996
5.12% (SOFR + 1.73%), 02/01/2029(3)	9,068	9,109
5.16% (SOFR + 1.59%), 04/20/2029(3)	4,465	4,491
5.25% (SOFR + 1.87%), 04/21/2034(3)	6,291	6,290
5.42% (SOFR + 1.88%), 07/21/2034(3)	3,181	3,228
5.45% (SOFR + 1.63%), 07/20/2029(3)	12,603	12,842
6.30% (SOFR + 2.24%), 10/18/2028(3)	5,350	5,604
MUFG Bank Ltd.
3.75%, 03/10/2024(1)	3,215	3,203
Nasdaq, Inc.
5.55%, 02/15/2034	1,120	1,164
National Australia Bank Ltd.
2.33%, 08/21/2030(1)	7,300	5,947
3.35% (5 Year CMT Index + 1.70%), 01/12/2037(1)(3)	2,600	2,158
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(1)(3)	2,330	2,112
Nationwide Building Society
1.50%, 10/13/2026(1)	2,800	2,545
4.00%, 09/14/2026(1)	9,650	9,261
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(1)	7,150	9,438
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(3)	8,225	7,510
3.75% (5 Year CMT Index + 2.10%), 11/01/2029(3)	1,833	1,788
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(3)	985	944
4.80%, 04/05/2026	3,017	2,989
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(3)	6,005	5,895

5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(3)	9,010	8,869
7.47% (1 Year CMT Index + 2.85%), 11/10/2026(3)	2,165	2,240
NatWest Markets Plc
1.60%, 09/29/2026(1)	2,390	2,181
New York Life Insurance Co.
4.45%, 05/15/2069(1)	4,225	3,615
NNN REIT, Inc.
3.50%, 10/15/2027	400	377
3.60%, 12/15/2026	700	671
5.60%, 10/15/2033	950	981
Nomura Holdings, Inc.
1.65%, 07/14/2026	5,000	4,572
1.85%, 07/16/2025	5,000	4,734
2.61%, 07/14/2031	2,025	1,682
2.65%, 01/16/2025	2,597	2,520
2.68%, 07/16/2030	1,550	1,321
2.71%, 01/22/2029	11,000	9,736
6.07%, 07/12/2028	4,200	4,336
Nordea Bank Abp
5.38%, 09/22/2027(1)	2,035	2,069
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(3)	411	380
Northwestern Mutual Global Funding
1.70%, 06/01/2028(1)	1,995	1,751
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027(1)	1,044	991
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(1)(3)	743	590
Physicians Realty LP
2.63%, 11/01/2031	1,360	1,119
PNC Bank N.A.
3.88%, 04/10/2025	7,840	7,675
4.20%, 11/01/2025	322	315
PNC Financial Services Group, Inc.
5.07% (SOFR + 1.93%), 01/24/2034(3)	3,433	3,359
5.58% (SOFR + 1.84%), 06/12/2029(3)	8,670	8,855
5.67% (SOFR + 1.09%), 10/28/2025(3)	595	595
6.88% (SOFR + 2.28%), 10/20/2034(3)	7,557	8,389
Principal Life Global Funding II
3.00%, 04/18/2026(1)	2,000	1,904

Private Export Funding Corp.
3.25%, 06/15/2025	1,280	1,255
3.55%, 01/15/2024	2,489	2,487
Prologis LP
1.25%, 10/15/2030	10,115	8,172
2.25%, 04/15/2030	305	267
2.88%, 11/15/2029	800	726
Protective Life Corp.
4.30%, 09/30/2028(1)	4,500	4,369
Protective Life Global Funding
5.47%, 12/08/2028(1)	5,725	5,878
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231	1,006
6.63%, 06/21/2040	5,995	6,780
Prudential Insurance Co. of America
8.30%, 07/01/2025(1)	1,691	1,746
Public Storage Operating Co.
1.95%, 11/09/2028	1,668	1,487
2.25%, 11/09/2031	1,401	1,198
Realty Income Corp.
1.80%, 03/15/2033	1,320	1,026
4.60%, 02/06/2024	7,100	7,090
Regency Centers LP
2.95%, 09/15/2029	2,200	1,973
Sabra Health Care LP
3.20%, 12/01/2031	2,195	1,795
Safehold GL Holdings LLC
2.80%, 06/15/2031	7,000	5,752
2.85%, 01/15/2032	4,308	3,491
Sammons Financial Group, Inc.
3.35%, 04/16/2031(1)	7,000	5,617
4.75%, 04/08/2032(1)	5,000	4,385
Santander UK Group Holdings Plc
1.67% (SOFR + 0.99%), 06/14/2027(3)	2,290	2,082
6.53% (SOFR + 2.60%), 01/10/2029(3)	9,500	9,829
6.83% (SOFR + 2.75%), 11/21/2026(3)	3,588	3,654
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025(1)	1,390	1,360
Scentre Group Trust 2
4.75% (5 Year CMT Index + 4.38%), 09/24/2080(1)(3)	898	840

SITE Centers Corp.
4.70%, 06/01/2027	368	362
Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026(1)(3)	19,302	17,765
1.79% (1 Year CMT Index + 1.00%), 06/09/2027(1)(3)	5,930	5,397
2.80% (1 Year CMT Index + 1.30%), 01/19/2028(1)(3)	1,020	939
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(3)	8,975	7,405
3.00%, 01/22/2030(1)	562	488
3.63%, 03/01/2041(1)	6,000	4,094
4.03% (1 Year CMT Index + 1.90%), 01/21/2043(1)(3)	2,851	2,040
4.25%, 04/14/2025(1)	2,880	2,814
5.00%, 01/17/2024(1)	860	859
6.22% (1 Year CMT Index + 3.20%), 06/15/2033(1)(3)	4,500	4,492
6.45% (1 Year CMT Index + 2.55%), 01/10/2029(1)(3)	3,550	3,672
6.45% (1 Year CMT Index + 2.30%), 01/12/2027(1)(3)	4,935	5,021
Standard Chartered Plc
1.46% (1 Year CMT Index + 1.00%), 01/14/2027(1)(3)	10,474	9,591
1.82% (1 Year CMT Index + 0.95%), 11/23/2025(1)(3)	4,741	4,566
2.61% (1 Year CMT Index + 1.18%), 01/12/2028(1)(3)	5,000	4,572
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(3)	1,360	1,315
4.87% (5 Year 1100 Run ICE Swap Rate USD + 1.97%), 03/15/2033(1)(3)	800	752
6.19% (1 Year CMT Index + 1.85%), 07/06/2027(1)(3)	1,985	2,017
6.30% (1 Year CMT Index + 2.58%), 07/06/2034(1)(3)	2,000	2,099
State Bank of India
4.38%, 01/24/2024(1)	6,475	6,470
State Street Corp.
2.20%, 03/03/2031	2,110	1,756
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(1)(3)	1,000	937
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	2,650	2,232
2.63%, 07/14/2026	644	610
3.04%, 07/16/2029	5,005	4,556
5.52%, 01/13/2028	2,790	2,856
5.71%, 01/13/2030	2,790	2,897
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/2026(1)	3,871	3,584
Swedbank AB
5.34%, 09/20/2027(1)	5,125	5,144
6.14%, 09/12/2026(1)	3,305	3,370

Synchrony Financial
3.95%, 12/01/2027	1,500	1,403
4.50%, 07/23/2025	4,000	3,907
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(1)	3,360	2,925
4.90%, 09/15/2044(1)	200	189
6.85%, 12/16/2039(1)	218	251
Toronto-Dominion Bank
4.46%, 06/08/2032	5,000	4,858
5.52%, 07/17/2028	1,935	1,992
5.53%, 07/17/2026	5,984	6,098
Travelers Companies, Inc.
5.45%, 05/25/2053	1,700	1,833
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300	2,270
6.13%, 08/15/2043	5,000	5,106
Truist Financial Corp.
4.80% (5 Year CMT Index + 3.00%), 12/31/2099(3)	3,460	3,181
5.12% (SOFR + 1.85%), 01/26/2034(3)	1,770	1,714
5.87% (SOFR + 2.36%), 06/08/2034(3)	1,470	1,500
6.05% (SOFR + 2.05%), 06/08/2027(3)	1,935	1,969
7.16% (SOFR + 2.45%), 10/30/2029(3)	11,695	12,631
Trustage Financial Group, Inc.
4.63%, 04/15/2032(1)	5,000	4,355
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(1)(3)	4,700	4,310
2.10% (1 Year CMT Index + 1.00%), 02/11/2032(1)(3)	3,610	2,879
2.19% (SOFR + 2.04%), 06/05/2026(1)(3)	1,020	970
2.59% (SOFR + 1.56%), 09/11/2025(1)(3)	2,637	2,580
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(3)	4,375	4,124
4.25%, 03/23/2028(1)	3,000	2,895
4.28%, 01/09/2028(1)	3,973	3,848
4.49% (1 Year CMT Index + 1.55%), 05/12/2026(1)(3)	1,770	1,743
4.49% (1 Year CMT Index + 1.60%), 08/05/2025(1)(3)	4,000	3,970
4.55%, 04/17/2026	1,500	1,480
5.71% (1 Year CMT Index + 1.55%), 01/12/2027(1)(3)	5,000	5,027
6.54% (SOFR + 3.92%), 08/12/2033(1)(3)	4,000	4,269
6.98% (SOFR + 1.58%), 05/12/2026(1)(3)	5,330	5,355
UDR, Inc.
1.90%, 03/15/2033	2,025	1,540
2.10%, 08/01/2032	1,430	1,121
2.95%, 09/01/2026	276	262

3.00%, 08/15/2031	415	367
3.20%, 01/15/2030	1,565	1,421
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(3)	1,135	1,038
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(3)	2,330	2,190
Ventas Realty LP
3.25%, 10/15/2026	323	306
3.50%, 02/01/2025	251	245
3.85%, 04/01/2027	677	650
4.13%, 01/15/2026	126	123
Wells Fargo & Co.
2.16% (3 Month Term SOFR + 1.01%), 02/11/2026(3)	10,183	9,800
2.39% (SOFR + 2.10%), 06/02/2028(3)	2,875	2,633
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031(3)	12,110	10,464
3.00%, 04/22/2026	2,125	2,036
4.10%, 06/03/2026	3,580	3,501
4.30%, 07/22/2027	729	714
4.40%, 06/14/2046	626	526
4.65%, 11/04/2044	675	593
5.38%, 11/02/2043	317	309
5.56% (SOFR + 1.99%), 07/25/2034(3)	3,297	3,357
5.57% (SOFR + 1.74%), 07/25/2029(3)	47,469	48,468
6.30% (SOFR + 1.79%), 10/23/2029(3)	6,445	6,793
6.49% (SOFR + 2.06%), 10/23/2034(3)	14,995	16,313
Welltower OP LLC
3.10%, 01/15/2030	1,085	978
6.50%, 03/15/2041	700	771
Westpac Banking Corp.
3.13%, 11/18/2041	2,377	1,662
Weyerhaeuser Co.
7.38%, 03/15/2032	142	165
Willis North America, Inc.
5.05%, 09/15/2048	7,500	6,986
WP Carey, Inc.
2.40%, 02/01/2031	1,800	1,521
2.45%, 02/01/2032	1,360	1,105
4.25%, 10/01/2026	3,404	3,326
WR Berkley Corp.
4.75%, 08/01/2044	3,445	3,086
XL Group Ltd.
5.25%, 12/15/2043	2,700	2,584

Total Financials		1,993,842

Industrials – 1.77%
Airbus SE
3.95%, 04/10/2047(1)	150	130
Allegion U.S. Holding Co., Inc.
3.20%, 10/01/2024	2,000	1,960
Amphenol Corp.
3.20%, 04/01/2024	8,135	8,085
Arrow Electronics, Inc.
3.25%, 09/08/2024	219	215
3.88%, 01/12/2028	221	210
BAE Systems Plc
1.90%, 02/15/2031(1)	6,886	5,659
3.00%, 09/15/2050(1)	754	532
5.80%, 10/11/2041(1)	400	413
Berry Global, Inc.
1.57%, 01/15/2026	17,410	16,174
Boeing Co.
2.20%, 02/04/2026	19,535	18,458
2.75%, 02/01/2026	1,415	1,354
3.10%, 05/01/2026	1,529	1,469
3.25%, 03/01/2028	2,061	1,935
3.30%, 03/01/2035	1,410	1,155
3.63%, 02/01/2031	4,745	4,407
3.95%, 08/01/2059	4,825	3,691
4.88%, 05/01/2025	1,165	1,159
5.04%, 05/01/2027	1,185	1,195
5.15%, 05/01/2030	4,225	4,301
5.71%, 05/01/2040	1,555	1,608
5.81%, 05/01/2050	14,422	14,935
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051	4,625	3,341
3.30%, 09/15/2051	530	403
3.55%, 02/15/2050	517	416
4.38%, 09/01/2042	462	425
4.45%, 01/15/2053	1,800	1,696
5.15%, 09/01/2043	389	398
5.20%, 04/15/2054	5,343	5,561
5.40%, 06/01/2041	542	568
5.75%, 05/01/2040	373	406

6.15%, 05/01/2037	320	359
7.29%, 06/01/2036	134	161
Cellnex Finance Co. SA
3.88%, 07/07/2041(1)	3,000	2,324
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000	5,815
CNH Industrial Capital LLC
5.50%, 01/12/2029	8,567	8,829
CRH America Finance, Inc.
3.40%, 05/09/2027(1)	200	191
CRH America, Inc.
3.88%, 05/18/2025(1)	354	346
5.13%, 05/18/2045(1)	230	229
CSX Corp.
3.35%, 09/15/2049	305	231
4.10%, 03/15/2044	175	153
4.65%, 03/01/2068	2,000	1,835
4.75%, 11/15/2048	1,280	1,217
5.50%, 04/15/2041	402	418
Eaton Corp.
4.15%, 03/15/2033	143	140
5.80%, 03/15/2037	500	529
FedEx Corp.
4.95%, 10/17/2048	3,000	2,846
Flex Ltd.
3.75%, 02/01/2026	14,000	13,548
GE Capital Funding LLC
4.55%, 05/15/2032	5,645	5,525
Graphic Packaging International LLC
1.51%, 04/15/2026(1)	11,485	10,422
Johnson Controls International Plc
4.95%, 07/02/2064(2)	928	843
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000	12,956
L3Harris Technologies, Inc.
3.83%, 04/27/2025	820	805
4.85%, 04/27/2035	1,000	987
5.40%, 07/31/2033	2,619	2,723
Lennox International, Inc.
1.70%, 08/01/2027	2,000	1,798

5.50%, 09/15/2028	6,183	6,349
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	811	776
3.50%, 12/15/2027	6,165	5,902
4.25%, 07/02/2024	1,705	1,692
6.25%, 05/01/2037	107	114
Masco Corp.
2.00%, 10/01/2030	760	627
6.50%, 08/15/2032	1,240	1,352
Mexico City Airport Trust
3.88%, 04/30/2028(1)	3,645	3,416
4.25%, 10/31/2026(1)	1,245	1,199
5.50%, 07/31/2047(1)	3,660	3,148
Norfolk Southern Corp.
3.95%, 10/01/2042	332	283
4.05%, 08/15/2052	1,100	929
4.80%, 08/15/2043	1,273	1,140
5.95%, 03/15/2064	2,765	3,085
7.80%, 05/15/2027	1,705	1,871
Northrop Grumman Corp.
3.85%, 04/15/2045	195	164
nVent Finance Sarl
4.55%, 04/15/2028	3,625	3,521
Otis Worldwide Corp.
2.57%, 02/15/2030	3,430	3,050
5.25%, 08/16/2028	2,560	2,631
Parker-Hannifin Corp.
4.45%, 11/21/2044	333	301
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(1)	7,300	6,768
3.95%, 03/10/2025(1)	7,000	6,871
Penske Truck Leasing Co. LP / PTL Finance Corp.
6.20%, 06/15/2030(1)	2,925	3,070
Precision Castparts Corp.
4.20%, 06/15/2035	75	70
4.38%, 06/15/2045	415	374
RTX Corp.
2.82%, 09/01/2051	2,550	1,686
3.75%, 11/01/2046	1,130	897
4.15%, 05/15/2045	1,683	1,438
4.35%, 04/15/2047	970	843

4.50%, 06/01/2042	1,823	1,655
5.15%, 02/27/2033	2,076	2,116
5.75%, 01/15/2029	10,179	10,640
6.40%, 03/15/2054	7,976	9,234
Ryder System, Inc.
6.60%, 12/01/2033	5,538	6,140
Siemens Financieringsmaatschappij NV
4.40%, 05/27/2045(1)	513	483
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026(1)	1,400	1,270
Teledyne Technologies, Inc.
2.75%, 04/01/2031	12,950	11,267
Textron, Inc.
3.65%, 03/15/2027	4,975	4,775
Timken Co.
3.88%, 09/01/2024	1,000	986
Union Pacific Corp.
4.10%, 09/15/2067	200	165
Vontier Corp.
2.40%, 04/01/2028	8,000	7,008
Vulcan Materials Co.
4.70%, 03/01/2048	2,054	1,915
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000	4,783
WestRock MWV LLC
8.20%, 01/15/2030	537	618
Xylem, Inc.
1.95%, 01/30/2028	2,170	1,961
2.25%, 01/30/2031	960	822

Total Industrials		306,894

Technology – 1.23%
Analog Devices, Inc.
2.95%, 10/01/2051	2,122	1,517
Apple, Inc.
4.85%, 05/10/2053	4,000	4,076
Broadcom, Inc.
2.45%, 02/15/2031(1)	4,393	3,756
2.60%, 02/15/2033(1)	5,634	4,642
3.14%, 11/15/2035(1)	14,216	11,671
3.19%, 11/15/2036(1)	17,915	14,517

4.75%, 04/15/2029	6,850	6,865
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	14,070	13,166
CGI, Inc.
1.45%, 09/14/2026	2,182	1,978
2.30%, 09/14/2031	3,919	3,204
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	3,677	3,764
Fiserv, Inc.
3.20%, 07/01/2026	890	857
3.85%, 06/01/2025	5,000	4,905
4.40%, 07/01/2049	2,850	2,512
5.63%, 08/21/2033	1,000	1,048
Genpact Luxembourg Sarl
3.38%, 12/01/2024	7,000	6,830
Intel Corp.
5.63%, 02/10/2043	653	698
5.70%, 02/10/2053	5,221	5,644
5.90%, 02/10/2063	966	1,077
KLA Corp.
3.30%, 03/01/2050	1,800	1,374
Leidos, Inc.
2.30%, 02/15/2031	1,075	900
3.63%, 05/15/2025	3,500	3,409
5.75%, 03/15/2033	1,000	1,043
Microchip Technology, Inc.
0.97%, 02/15/2024	22,950	22,813
Microsoft Corp.
2.53%, 06/01/2050	9,330	6,369
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031	3,495	2,969
2.65%, 02/15/2032	7,372	6,211
2.70%, 05/01/2025	1,447	1,395
3.25%, 05/11/2041	3,600	2,744
3.25%, 11/30/2051	1,505	1,079
4.30%, 06/18/2029	7,077	6,875
Oracle Corp.
3.25%, 11/15/2027	1,054	1,001
3.60%, 04/01/2040	6,849	5,461
3.60%, 04/01/2050	6,680	4,948
3.80%, 11/15/2037	600	510

3.85%, 07/15/2036	1,065	928
3.90%, 05/15/2035	936	835
4.30%, 07/08/2034	8,062	7,528
4.38%, 05/15/2055	400	331
4.90%, 02/06/2033	2,930	2,917
5.55%, 02/06/2053	6,502	6,504
QUALCOMM, Inc.
4.50%, 05/20/2052	1,615	1,508
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050	2,729
2.00%, 06/30/2030	1,150	976
ServiceNow, Inc.
1.40%, 09/01/2030	6,530	5,368
SK Hynix, Inc.
1.50%, 01/19/2026(1)	2,000	1,842
Texas Instruments, Inc.
5.05%, 05/18/2063	2,516	2,577
TSMC Global Ltd.
4.63%, 07/22/2032(1)	1,610	1,634
VMware LLC
1.40%, 08/15/2026	8,282	7,575
1.80%, 08/15/2028	1,928	1,690
4.65%, 05/15/2027	1,370	1,358
Workday, Inc.
3.50%, 04/01/2027	3,141	3,039
3.80%, 04/01/2032	2,910	2,710

Total Technology		213,877

Utilities – 3.13%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028(1)	2,015	1,816
AEP Texas, Inc.
3.80%, 10/01/2047	3,715	2,812
AEP Transmission Co. LLC
3.15%, 09/15/2049	580	416
3.75%, 12/01/2047	2,600	2,061
4.00%, 12/01/2046	2,020	1,688
4.25%, 09/15/2048	4,790	4,120
Alabama Power Co.
2.80%, 04/01/2025	2,025	1,967
3.75%, 03/01/2045	182	148

4.10%, 01/15/2042	233	196
4.15%, 08/15/2044	205	176
6.13%, 05/15/2038	219	236
Alfa Desarrollo SpA
4.55%, 09/27/2051(1)	2,460	1,920
Ameren Corp.
2.50%, 09/15/2024	2,153	2,105
5.00%, 01/15/2029	7,000	7,031
5.70%, 12/01/2026	5,761	5,891
American Electric Power Co., Inc.
5.70%, 08/15/2025	4,291	4,319
American Water Capital Corp.
3.45%, 06/01/2029	590	557
4.00%, 12/01/2046	2,350	1,967
6.59%, 10/15/2037	386	447
APA Infrastructure Ltd.
4.20%, 03/23/2025(1)	2,100	2,069
4.25%, 07/15/2027(1)	1,098	1,065
Arizona Public Service Co.
3.75%, 05/15/2046	2,290	1,741
5.05%, 09/01/2041	349	330
Atmos Energy Corp.
4.13%, 10/15/2044	1,860	1,646
4.15%, 01/15/2043	830	750
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(1)	10,275	9,909
Avangrid, Inc.
3.15%, 12/01/2024	610	596
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950	645
3.20%, 09/15/2049	1,105	804
3.50%, 08/15/2046	375	287
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650	5,168
6.13%, 04/01/2036	366	397
Boston Gas Co.
4.49%, 02/15/2042(1)	253	211
Brooklyn Union Gas Co.
3.87%, 03/04/2029(1)	1,125	1,039
4.27%, 03/15/2048(1)	1,100	854
4.50%, 03/10/2046(1)	2,000	1,613

CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151	128
CenterPoint Energy Resources Corp.
5.25%, 03/01/2028	6,869	7,044
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(1)	1,333	1,248
CMS Energy Corp.
2.95%, 02/15/2027	348	326
3.00%, 05/15/2026	110	105
3.45%, 08/15/2027	350	333
Comision Federal de Electricidad
4.69%, 05/15/2029(1)	3,900	3,664
Commonwealth Edison Co.
3.65%, 06/15/2046	364	287
3.75%, 08/15/2047	1,000	803
4.00%, 03/01/2048	4,615	3,909
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940	2,391
3.88%, 06/15/2047	1,800	1,459
4.13%, 05/15/2049	4,293	3,586
4.30%, 12/01/2056	3,050	2,534
4.50%, 05/15/2058	538	466
5.70%, 06/15/2040	318	328
Constellation Energy Generation LLC
5.75%, 10/01/2041	3,192	3,181
5.80%, 03/01/2033	2,817	2,961
6.25%, 10/01/2039	300	321
6.50%, 10/01/2053	1,050	1,184
Consumers Energy Co.
3.25%, 08/15/2046	190	149
4.35%, 08/31/2064	191	159
Delmarva Power & Light Co.
4.00%, 06/01/2042	170	139
Dominion Energy, Inc.
2.85%, 08/15/2026	304	286
3.90%, 10/01/2025	1,441	1,414
4.90%, 08/01/2041	212	196
5.25%, 08/01/2033	1,161	1,173
7.00%, 06/15/2038	124	140

DTE Electric Securitization Funding II LLC
6.09%, 09/01/2037	2,300	2,536
DTE Energy Co.
2.53%, 10/01/2024(2)	3,878	3,787
4.22%, 11/01/2024(2)	12,313	12,168
Duke Energy Carolinas LLC
4.25%, 12/15/2041	141	125
4.95%, 01/15/2033	7,935	8,082
6.00%, 12/01/2028	235	248
Duke Energy Corp.
2.65%, 09/01/2026	7,970	7,563
3.75%, 09/01/2046	13,800	10,632
3.95%, 08/15/2047	1,740	1,383
6.10%, 09/15/2053	2,730	2,957
Duke Energy Florida LLC
4.20%, 07/15/2048	2,972	2,568
6.20%, 11/15/2053	6,359	7,272
Duke Energy Indiana LLC
3.75%, 05/15/2046	600	477
Duke Energy Ohio, Inc.
5.25%, 04/01/2033	2,515	2,591
Duke Energy Progress LLC
2.90%, 08/15/2051	1,645	1,110
3.70%, 10/15/2046	506	393
4.10%, 05/15/2042	217	187
4.10%, 03/15/2043	181	154
4.15%, 12/01/2044	129	110
4.20%, 08/15/2045	325	278
4.38%, 03/30/2044	132	116
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030(1)	2,500	2,079
3.62%, 08/01/2027(1)	6,675	6,236
Edison International
3.55%, 11/15/2024	3,606	3,540
6.95%, 11/15/2029	8,820	9,572
Electricite de France SA
4.75%, 10/13/2035(1)	5,000	4,742
6.90%, 05/23/2053(1)	4,130	4,671
Emera U.S. Finance LP
3.55%, 06/15/2026	1,260	1,214
4.75%, 06/15/2046	900	740

Enel Finance America LLC
7.10%, 10/14/2027(1)	2,998	3,199
Enel Finance International NV
1.88%, 07/12/2028(1)	2,050	1,790
2.65%, 09/10/2024(1)	1,440	1,406
3.50%, 04/06/2028(1)	4,065	3,809
4.75%, 05/25/2047(1)	7,050	6,133
6.00%, 10/07/2039(1)	307	312
6.80%, 10/14/2025(1)	5,402	5,538
6.80%, 09/15/2037(1)	2,425	2,644
Entergy Arkansas LLC
2.65%, 06/15/2051	960	604
Entergy Corp.
2.95%, 09/01/2026	310	294
Entergy Louisiana LLC
2.40%, 10/01/2026	650	609
2.90%, 03/15/2051	1,570	1,047
3.05%, 06/01/2031	440	388
3.12%, 09/01/2027	370	349
4.00%, 03/15/2033	2,610	2,432
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000	10,038
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175	3,587
Evergy Metro, Inc.
4.20%, 03/15/2048	500	419
5.30%, 10/01/2041	1,032	1,021
Evergy, Inc.
2.90%, 09/15/2029	2,190	1,981
Eversource Energy
4.75%, 05/15/2026	3,264	3,247
5.45%, 03/01/2028	10,116	10,396
5.95%, 02/01/2029	7,424	7,775
Exelon Corp.
4.95%, 06/15/2035	1,500	1,444
Fells Point Funding Trust
3.05%, 01/31/2027(1)	9,320	8,784
FirstEnergy Corp.
3.40%, 03/01/2050	2,376	1,675
FirstEnergy Transmission LLC
4.35%, 01/15/2025(1)	14,584	14,347

4.55%, 04/01/2049(1)	2,143	1,852
5.45%, 07/15/2044(1)	5,027	4,856
Florida Power & Light Co.
5.40%, 09/01/2035	700	711
Fortis, Inc.
3.06%, 10/04/2026	2,291	2,175
Indiana Michigan Power Co.
3.25%, 05/01/2051	1,570	1,117
Israel Electric Corp. Ltd.
3.75%, 02/22/2032(1)	2,412	2,039
5.00%, 11/12/2024(1)	1,884	1,855
ITC Holdings Corp.
2.95%, 05/14/2030(1)	890	782
Jersey Central Power & Light Co.
4.30%, 01/15/2026(1)	740	724
6.15%, 06/01/2037	400	423
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	538	502
Massachusetts Electric Co.
4.00%, 08/15/2046(1)	624	480
Metropolitan Edison Co.
5.20%, 04/01/2028(1)	1,885	1,899
MidAmerican Energy Co.
5.85%, 09/15/2054	2,901	3,209
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(1)	9,900	9,559
Monongahela Power Co.
5.40%, 12/15/2043(1)	1,650	1,613
National Rural Utilities Cooperative Finance Corp.
8.00%, 03/01/2032	791	947
Nevada Power Co.
5.38%, 09/15/2040	261	260
5.45%, 05/15/2041	386	384
New England Power Co.
3.80%, 12/05/2047(1)	5,108	4,023
New York State Electric & Gas Corp.
3.25%, 12/01/2026(1)	804	758
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/2024	6,450	6,389
4.45%, 06/20/2025	5,994	5,941
5.75%, 09/01/2025	18,978	19,157

6.05%, 03/01/2025	6,922	6,984
Niagara Mohawk Power Corp.
1.96%, 06/27/2030(1)	2,150	1,784
NiSource, Inc.
1.70%, 02/15/2031	1,640	1,329
2.95%, 09/01/2029	1,520	1,388
5.80%, 02/01/2042	774	766
Northern States Power Co.
3.60%, 09/15/2047	2,395	1,882
4.13%, 05/15/2044	1,480	1,278
NRG Energy, Inc.
2.00%, 12/02/2025(1)	2,685	2,517
2.45%, 12/02/2027(1)	6,215	5,603
4.45%, 06/15/2029(1)	1,155	1,090
Oglethorpe Power Corp.
6.20%, 12/01/2053(1)	1,051	1,127
Ohio Power Co.
2.90%, 10/01/2051	1,390	941
4.15%, 04/01/2048	1,190	992
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895	1,355
5.75%, 03/15/2029	124	131
Pacific Gas & Electric Co.
2.95%, 03/01/2026	990	938
3.45%, 07/01/2025	1,570	1,519
3.75%, 02/15/2024	3,148	3,138
3.75%, 08/15/2042	376	277
3.95%, 12/01/2047	779	570
4.00%, 12/01/2046	2,289	1,675
4.30%, 03/15/2045	638	499
4.45%, 04/15/2042	1,905	1,535
4.50%, 07/01/2040	8,359	7,066
4.60%, 06/15/2043	1,773	1,458
4.95%, 07/01/2050	4,255	3,635
6.10%, 01/15/2029	975	1,009
6.40%, 06/15/2033	3,090	3,251
PECO Energy Co.
2.80%, 06/15/2050	860	579
2.85%, 09/15/2051	1,445	972
3.70%, 09/15/2047	2,120	1,704

3.90%, 03/01/2048	5,235	4,389
4.15%, 10/01/2044	353	306
Pennsylvania Electric Co.
3.25%, 03/15/2028(1)	2,386	2,223
Pepco Holdings LLC
7.45%, 08/15/2032	222	248
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	1,735	1,644
5.10%, 06/01/2052	2,420	2,421
5.21%, 12/01/2047	1,285	1,287
Potomac Electric Power Co.
6.50%, 11/15/2037	136	156
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105	1,507
4.13%, 06/15/2044	208	180
Public Service Co. of Colorado
3.55%, 06/15/2046	353	255
4.10%, 06/15/2048	2,515	2,041
Public Service Co. of Oklahoma
6.63%, 11/15/2037	649	716
Public Service Electric & Gas Co.
3.60%, 12/01/2047	1,605	1,289
4.65%, 03/15/2033	7,255	7,256
5.38%, 11/01/2039	117	117
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395	6,867
Puget Energy, Inc.
2.38%, 06/15/2028	560	501
3.65%, 05/15/2025	1,200	1,169
San Diego Gas & Electric Co.
2.95%, 08/15/2051	2,230	1,569
3.75%, 06/01/2047	4,417	3,536
3.95%, 11/15/2041	310	258
5.35%, 05/15/2040	3,430	3,355
SCE Recovery Funding LLC
4.70%, 06/15/2040	2,308	2,276
Sempra
6.00%, 10/15/2039	752	792
Sigeco Securitization I LLC
5.03%, 11/15/2036	2,617	2,636

Southern California Edison Co.
2.95%, 02/01/2051	6,220	4,221
3.65%, 03/01/2028	1,200	1,150
3.90%, 12/01/2041	392	319
4.05%, 03/15/2042	800	674
4.13%, 03/01/2048	1,880	1,578
4.90%, 06/01/2026	5,813	5,838
5.88%, 12/01/2053	2,647	2,846
6.05%, 03/15/2039	253	268
Southern California Gas Co.
2.55%, 02/01/2030	2,621	2,304
Southern Co.
4.48%, 08/01/2024(2)	9,015	8,940
5.70%, 03/15/2034	1,690	1,777
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	225	216
3.95%, 10/01/2046	282	218
4.40%, 06/01/2043	160	135
5.75%, 09/15/2033	1,730	1,816
5.88%, 03/15/2041	1,210	1,232
Southern Power Co.
5.15%, 09/15/2041	746	706
Southwest Gas Corp.
3.80%, 09/29/2046	508	380
Southwestern Public Service Co.
4.50%, 08/15/2041	350	310
Toledo Edison Co.
2.65%, 05/01/2028(1)	1,208	1,088
6.15%, 05/15/2037	680	733
Union Electric Co.
3.65%, 04/15/2045	1,370	1,072
3.90%, 04/01/2052	3,065	2,521
Virginia Electric & Power Co.
3.50%, 03/15/2027	1,732	1,674
3.80%, 04/01/2028	2,675	2,594
4.45%, 02/15/2044	126	112
4.65%, 08/15/2043	1,765	1,615
5.45%, 04/01/2053	3,212	3,307
Vistra Operations Co. LLC
3.55%, 07/15/2024(1)	8,460	8,341
WEC Energy Group, Inc.
3.55%, 06/15/2025	204	198
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105	4,913

Total Utilities		544,447

Total Corporate Bonds (Cost: $5,340,300)		5,010,002

Government Related – 21.48%
Other Government Related – 1.05%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610	585
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350	1,669
Atlanta Independent School System
5.56%, 03/01/2026	535	546
Bay Area Toll Authority
6.26%, 04/01/2049	1,650	1,918
Bermuda Government International Bond
2.38%, 08/20/2030(1)	1,765	1,511
California Municipal Finance Authority
3.28%, 02/01/2046	4,000	2,962
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	535	557
Chile Government International Bond
2.55%, 01/27/2032	1,398	1,201
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850	1,818
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,515	1,672
Clark County School District
5.51%, 06/15/2024	865	866
Curators of the University of Missouri
5.96%, 11/01/2039	3,170	3,407
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875	870
Eaton Community City School District
5.39%, 08/25/2027	275	275
Export-Import Bank of India
3.88%, 02/01/2028(1)	3,480	3,341
Fannie Mae
0.00%, 03/17/2031	2,250	1,650
0.88%, 08/05/2030	555	452

1.63%, 01/07/2025	6,247	6,053
2.63%, 09/06/2024	5,221	5,136
6.63%, 11/15/2030	2,550	2,935
7.13%, 01/15/2030	1,500	1,744
Federal Home Loan Banks
4.00%, 10/24/2029	2,000	1,999
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,709	4,300
Finnvera OYJ
2.38%, 06/04/2025(1)	600	580
Idaho Energy Resources Authority
2.86%, 09/01/2046	3,175	2,293
Israel Government AID Bond
0.00%, 11/01/2024	1,000	957
5.50%, 09/18/2033	619	680
Japan Finance Organization for Municipalities
1.75%, 09/05/2024(1)	200	195
Korea National Oil Corp.
4.75%, 04/03/2026(1)	1,570	1,561
4.88%, 04/03/2028(1)	1,760	1,769
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400	2,930
Mexico Government International Bond
2.66%, 05/24/2031	2,579	2,180
3.50%, 02/12/2034	3,202	2,709
3.75%, 01/11/2028	3,517	3,390
3.77%, 05/24/2061	1,753	1,187
4.35%, 01/15/2047	42	34
4.40%, 02/12/2052	1,340	1,060
4.60%, 01/23/2046	1,494	1,246
4.60%, 02/10/2048	1,482	1,223
4.75%, 03/08/2044	450	386
5.75%, 10/12/2110	588	526
6.34%, 05/04/2053	2,123	2,161
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	6,790	6,936
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870	7,097
New York State Dormitory Authority
5.60%, 03/15/2040	260	272

New York State Urban Development Corp.
5.84%, 03/15/2040	2,000	2,086
Ohio State University
4.80%, 06/01/2111	1,102	1,047
Panama Government International Bond
4.50%, 04/16/2050	1,610	1,114
4.50%, 01/19/2063	3,526	2,301
Peruvian Government International Bond
2.78%, 01/23/2031	2,220	1,933
5.63%, 11/18/2050	190	198
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065	1,884
5.65%, 11/01/2040	435	464
5.65%, 11/01/2040	1,260	1,343
Province of Manitoba Canada
2.13%, 06/22/2026	400	379
Qatar Government International Bond
4.40%, 04/16/2050(1)	1,874	1,724
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270	2,274
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929	707
Romanian Government International Bond
6.00%, 05/25/2034(1)	6,002	6,032
Saudi Government International Bond
2.25%, 02/02/2033(1)	1,533	1,269
3.45%, 02/02/2061(1)	1,185	832
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000	8,485
State of California
7.30%, 10/01/2039	3,335	4,032
7.50%, 04/01/2034	5,540	6,723
State of Illinois
5.10%, 06/01/2033	15,065	14,907
Tennessee Valley Authority
0.75%, 05/15/2025	5,562	5,275
1.50%, 09/15/2031	1,230	1,019
2.88%, 02/01/2027	805	774
4.25%, 09/15/2065	1,720	1,580
4.63%, 09/15/2060	1,308	1,278
5.50%, 06/15/2038	57	63

5.88%, 04/01/2036	2,967	3,388
7.13%, 05/01/2030	1,615	1,886
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000	1,658
0.00%, 03/15/2032	1,514	1,055
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847	1,697
0.00%, 06/15/2035	258	151
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810	1,465
Three Rivers Local School District
5.21%, 09/15/2027	285	285
University of Michigan
4.45%, 04/01/2122	7,800	6,992
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119	2,045	1,413
University of Virginia
2.58%, 11/01/2051	3,150	2,150
4.18%, 09/01/2117	1,540	1,312
West Contra Costa Unified School District
6.25%, 08/01/2030	215	237
Westlake City School District
5.23%, 12/01/2026	430	430

Total Other Government Related		182,681

U.S. Treasury Obligations – 20.43%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/2028(7)	881	876
2.50%, 01/15/2029(7)	592	612
3.63%, 04/15/2028(7)	1,984	2,125
U.S. Treasury Note/Bond
0.63%, 08/15/2030	2,700	2,190
0.75%, 01/31/2028	73,860	65,118
0.88%, 09/30/2026	1,365	1,254
0.88%, 11/15/2030	20,235	16,624
1.00%, 07/31/2028	32,000	28,146
1.13%, 10/31/2026	97,550	90,017
1.13%, 08/31/2028	21,525	19,004
1.13%, 05/15/2040	1,975	1,273
1.13%, 08/15/2040	9,056	5,780
1.25%, 03/31/2028	56,535	50,696

1.25%, 06/30/2028	90,462	80,673
1.25%, 08/15/2031	22,265	18,423
1.25%, 05/15/2050	21,374	11,518
1.38%, 11/15/2031	8,874	7,367
1.38%, 11/15/2040	149,939	99,482
1.38%, 08/15/2050	44,065	24,554
1.50%, 01/31/2027	822	763
1.50%, 02/15/2030	1,855	1,616
1.63%, 05/15/2031	4,225	3,624
1.63%, 11/15/2050	33,177	19,766
1.75%, 12/31/2026	115	108
1.75%, 01/31/2029	8,475	7,644
1.75%, 08/15/2041	17,437	12,127
1.88%, 02/28/2029	33,900	30,730
1.88%, 02/15/2032	32,500	27,941
1.88%, 02/15/2041	11,542	8,298
1.88%, 02/15/2051	36,494	23,141
1.88%, 11/15/2051	44,455	28,104
2.00%, 08/15/2025	150	144
2.00%, 11/15/2026	14,125	13,354
2.00%, 11/15/2041	22,413	16,212
2.00%, 02/15/2050	24,856	16,355
2.00%, 08/15/2051	25,211	16,463
2.25%, 02/15/2027	1,530	1,452
2.25%, 05/15/2041(8)	116,489	88,727
2.25%, 08/15/2046	39,102	27,801
2.25%, 08/15/2049	5,880	4,105
2.25%, 02/15/2052	30,950	21,455
2.38%, 03/31/2029	135,800	126,078
2.38%, 02/15/2042	103,679	79,549
2.38%, 11/15/2049	32,332	23,198
2.38%, 05/15/2051	18,851	13,452
2.50%, 02/15/2045	147,275	111,522
2.63%, 05/31/2027	23,000	22,014
2.75%, 07/31/2027	20,640	19,813
2.75%, 05/31/2029	380	359
2.75%, 08/15/2042	19,600	15,897
2.75%, 11/15/2042	13,300	10,755
2.88%, 04/30/2029	42,000	39,951
2.88%, 05/15/2032	64,595	59,856
2.88%, 05/15/2043	107,560	88,296

2.88%, 08/15/2045	8,405	6,777
2.88%, 05/15/2049	7,305	5,805
2.88%, 05/15/2052	84,431	67,222
3.00%, 11/15/2044	1,585	1,312
3.00%, 02/15/2047	780	638
3.00%, 02/15/2048	870	709
3.00%, 08/15/2052	56,429	46,146
3.13%, 08/31/2027	21,865	21,250
3.13%, 08/31/2029	21,580	20,726
3.13%, 02/15/2043	18,100	15,471
3.13%, 05/15/2048	24,938	20,776
3.25%, 06/30/2029	40,000	38,714
3.25%, 05/15/2042	19,933	17,488
3.38%, 05/15/2033	37,000	35,508
3.38%, 08/15/2042	44,397	39,588
3.50%, 01/31/2028	26,308	25,893
3.50%, 04/30/2028	12,217	12,023
3.50%, 02/15/2033	55,150	53,480
3.50%, 02/15/2039	22,157	20,985
3.63%, 03/31/2028	53,811	53,225
3.63%, 05/31/2028	1,330	1,316
3.63%, 03/31/2030	7,400	7,285
3.63%, 08/15/2043	16,350	15,031
3.63%, 02/15/2044	10,150	9,301
3.63%, 02/15/2053	76,749	70,873
3.63%, 05/15/2053	19,400	17,936
3.75%, 12/31/2028	85,681	85,286
3.75%, 11/15/2043	10,943	10,227
3.88%, 11/30/2027	18,733	18,693
3.88%, 12/31/2027	19,416	19,384
3.88%, 12/31/2029	146,730	146,473
3.88%, 08/15/2033	8,849	8,838
3.88%, 08/15/2040	25,825	25,170
3.88%, 02/15/2043	22,284	21,246
3.88%, 05/15/2043	12,021	11,459
4.00%, 02/29/2028	19,331	19,394
4.00%, 06/30/2028	17,791	17,875
4.00%, 11/15/2042	7,741	7,523
4.00%, 11/15/2052	15,962	15,749
4.13%, 09/30/2027	10,566	10,633

4.13%, 10/31/2027	13,431	13,515
4.13%, 07/31/2028	19,246	19,444
4.13%, 08/31/2030	81,900	82,927
4.13%, 08/15/2053	24,497	24,761
4.25%, 12/31/2025	10,755	10,753
4.25%, 05/15/2039	9,000	9,271
4.38%, 08/15/2026	78,575	79,103
4.38%, 12/15/2026	53,958	54,485
4.38%, 08/31/2028	19,910	20,336
4.38%, 11/30/2028	42,330	43,315
4.38%, 11/30/2030	48,699	50,076
4.38%, 11/15/2039	25,454	26,515
4.38%, 05/15/2041	1,500	1,546
4.38%, 08/15/2043	12,140	12,392
4.50%, 07/15/2026	16,000	16,149
4.50%, 11/15/2033	101,197	106,242
4.50%, 05/15/2038	5,903	6,272
4.63%, 09/15/2026	6,000	6,084
4.63%, 09/30/2028	24,557	25,347
4.75%, 11/15/2043	25,852	27,730
4.88%, 11/30/2025	92,679	93,638
4.88%, 10/31/2028	68,634	71,642
4.88%, 10/31/2030	10,186	10,773
5.00%, 10/31/2025	50,000	50,570
U.S. Treasury Strip Coupon
0.00%, 02/15/2025	799	760
0.00%, 08/15/2027	4,314	3,739
0.00%, 11/15/2027	4,607	3,958
0.00%, 02/15/2031	12,590	9,527
0.00%, 02/15/2032	46,250	33,555
0.00%, 11/15/2034	2,487	1,602
0.00%, 02/15/2035	1,824	1,162
0.00%, 05/15/2035	1,920	1,210
0.00%, 08/15/2035	175	109
0.00%, 05/15/2036	121	73
0.00%, 05/15/2039	255	133
0.00%, 11/15/2040	20,090	9,681
0.00%, 02/15/2041	62,895	29,959
0.00%, 08/15/2041	1,425	660
0.00%, 05/15/2043	33,405	14,203
0.00%, 11/15/2043	44,850	18,662

0.00%, 02/15/2046(8)	20,000	7,570
0.00%, 08/15/2048	3,095	1,064

Total U.S. Treasury Obligations		3,550,343

Total Government Related (Cost: $4,102,295)		3,733,024

Mortgage-Backed Obligations – 36.12%
20 Times Square Trust 2018-20TS
3.10%, 05/15/2035, Series 2018-20TS, Class D(1)(4)	5,204	4,272
ACRE Commercial Mortgage 2021-FL4 Ltd.
6.57% (1 Month Term SOFR + 1.21%, 1.10% Floor), 12/18/2037, Series 2021-FL4, Class AS(1)(3)	3,990	3,897
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	1,005	981
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	244	245
Alternative Loan Trust 2005-1CB
1.63% (1 Month Term SOFR + 6.99%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6(3)(5)	74	5
Alternative Loan Trust 2005-20CB
0.00% (1 Month Term SOFR + 4.64%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8(3)(5)	286	12
Alternative Loan Trust 2005-22T1
0.00% (1 Month Term SOFR + 4.96%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2(3)(5)	382	27
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	112	95
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	5 2
Alternative Loan Trust 2005-37T1
0.00% (1 Month Term SOFR + 4.94%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2(3)(5)	1,303	73
Alternative Loan Trust 2005-54CB
0.00% (1 Month Term SOFR + 4.74%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2(3)(5)	360	20
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	1	1
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	91	70
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	42	37
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	48	25
Alternative Loan Trust 2006-43CB

6.00%, 07/25/2034, Series 2006-43CB, Class 2A1	1	1
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5(1)(4)(9)	0	0
Anchor Mortgage Trust 2021-RTL1
2.60%, 10/25/2026, Series 2021-1, Class A1(1)	623	619
Arbor Multifamily Mortgage Securities Trust 2022-MF4
3.29%, 02/15/2055, Series 2022-MF4, Class A5(1)(4)	17,500	15,622
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35(1)(4)	27	9
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049, Series 2016-1A, Class AS(1)	4,821	4,662
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046, Series 2014-520M, Class C(1)(4)	1,200	719
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO(9)	1	0
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	11	8
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	520	473
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	17	14
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	9	9
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	3	2
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	3	2
Banc of America Mortgage 2003-C Trust
4.75%, 04/25/2033, Series 2003-C, Class 3A1(4)	2	2
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790	6,408
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745	11,777
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100	5,748
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000	3,787
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	13,192	11,587
BANK 2019-BNK23
2.92%, 12/15/2052, Series 2019-BN23, Class A3	8,058	7,132

BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	11,175	8,757
BANK 2021-BNK37
2.37%, 11/15/2064, Series 2021-BN37, Class A4	22,400	18,486
BANK5 2023-5YR2
6.66%, 07/15/2056, Series 2023-5YR2, Class A3(4)	20,000	21,169
BANK5 2023-5YR3
6.72%, 09/15/2056, Series 2023-5YR3, Class A3(4)	3,000	3,196
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000	19,126
4.31%, 12/15/2051, Series 2018-C2, Class A5	5,475	5,290
BBCMS Mortgage Trust 2021-C12
2.42%, 11/15/2054, Series 2021-C12, Class A4	25,600	21,636
BBCMS Mortgage Trust 2022-C15
3.68%, 04/15/2055, Series 2022-C15, Class ASB(4)	8,700	8,200
BBCMS Mortgage Trust 2022-C16
4.60%, 06/15/2055, Series 2022-C16, Class A5(4)	8,750	8,505
BBCMS Mortgage Trust 2023-C21
6.30%, 09/15/2056, Series 2023-C21, Class A2(4)	10,800	11,266
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036, Series 2012-SHOW, Class A(1)	4,602	4,224
Bear Stearns ARM Trust 2003-2
6.15%, 01/25/2033, Series 2003-2, Class A5(1)(4)	47	45
Bear Stearns ARM Trust 2003-7
5.62%, 10/25/2033, Series 2003-7, Class 3A(4)	2	2
Bear Stearns ARM Trust 2004-2
3.95%, 05/25/2034, Series 2004-2, Class 14A(4)	21	19
Bear Stearns ARM Trust 2006-1
7.66% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1(3)	50	47
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13	11
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.95%, 01/12/2045, Series 2007-T26, Class X1(1)(4)(9)	47	0
Bellemeade RE 2021-3 Ltd.
6.34% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class M1A(1)(3)	1,777	1,773
6.34% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class A2(1)(3)	8,400	8,340

Benchmark 2018-B3 Mortgage Trust
3.76%, 04/10/2051, Series 2018-B3, Class A4	17,400	16,539
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	8,862	8,396
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000	25,773
Benchmark 2020-B16 Mortgage Trust
2.73%, 02/15/2053, Series 2020-B16, Class A5	2,581	2,265
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500	17,530
1.85%, 09/15/2053, Series 2020-B19, Class A5	5,098	4,067
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	3,252	2,639
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000	8,646
2.26%, 03/15/2054, Series 2021-B24, Class A4	20,000	16,343
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4	22,500	18,105
Benchmark 2022-B32 Mortgage Trust
3.04%, 01/15/2055, Series 2022-B32, Class A3	23,000	19,924
Benchmark 2023-V2 Mortgage Trust
5.81%, 05/15/2055, Series 2023-V2, Class A3(4)	2,329	2,386
Benchmark 2023-V3 Mortgage Trust
5.90%, 07/15/2056, Series 2023-V3, Class A2	3,100	3,192
BMARK 2023-V4
6.84%, 11/15/2056, Series 2023-V4, Class A3(4)	22,000	23,526
BMO 2023-5C1 Mortgage Trust
6.53%, 08/15/2056, Series 2023-5C1, Class A3(4)	22,300	23,493
BMO 2023-5C2 Mortgage Trust
7.05%, 11/15/2056, Series 2023-5C2, Class A3(4)	20,000	21,676
BMO 2023-C7 Mortgage Trust
6.16%, 12/15/2056, Series 2023-C7, Class A5	2,469	2,679
BRAVO Residential Funding Trust 2023-RPL1
5.00%, 05/25/2063, Series 2023-RPL1, Class A1(1)(4)	4,321	4,260
Cascade Funding Mortgage Trust 2021-FRR1
2.07%, 02/28/2025, Series 2021-FRR1, Class BK45(1)(4)	4,450	4,114
CD 2006-CD3 Mortgage Trust
0.18%, 10/15/2048, Series 2006-CD3, Class XS(1)(4)	79	1
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	20,000	17,731
CFCRE Commercial Mortgage Trust 2017-C8
3.30%, 06/15/2050, Series 2017-C8, Class A3	20,214	18,969

Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1(1)(4)	6,720	6,060
Chase Mortgage Finance Trust Series 2006-A1
5.11%, 09/25/2036, Series 2006-A1, Class 2A3(4)	55	49
Chase Mortgage Finance Trust Series 2007-A1
4.74%, 02/25/2037, Series 2007-A1, Class 9A1(4)	13	12
5.26%, 02/25/2037, Series 2007-A1, Class 2A1(4)	22	21
5.34%, 02/25/2037, Series 2007-A1, Class 1A3(4)	10	10
5.46%, 02/25/2037, Series 2007-A1, Class 7A1(4)	3	3
Chase Mortgage Finance Trust Series 2007-A2
5.16%, 06/25/2035, Series 2007-A2, Class 1A1(4)	6	6
5.82%, 06/25/2035, Series 2007-A2, Class 2A1(4)	17	17
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	4	3
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	12	12
5.75%, 04/25/2034, Series 2004-3, Class A4	8	8
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	51	50
CHL Mortgage Pass-Through Trust 2004-7
11.14%, 06/25/2034, Series 2004-7, Class 2A1(4)	4	3
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2049, Series 2004-8, Class 2A1	1	1
CHL Mortgage Pass-Through Trust 2004-HYB1
5.21%, 05/20/2034, Series 2004-HYB1, Class 2A(4)	6	6
CHL Mortgage Pass-Through Trust 2004-HYB3
3.89%, 06/20/2034, Series 2004-HYB3, Class 2A(4)	27	25
CHL Mortgage Pass-Through Trust 2004-HYB6
5.28%, 11/20/2034, Series 2004-HYB6, Class A3(4)	20	19
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	8	4
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	5	3
CHL Mortgage Pass-Through Trust 2005-22
4.64%, 11/25/2035, Series 2005-22, Class 2A1(4)	88	71
CIM Trust 2023-R2
5.50%, 08/25/2064, Series 2023-R2, Class A1(1)(4)	10,052	10,150
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	19	17

Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047, Series 2014-GC21, Class A4	1,871	1,868
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047, Series 2014-GC23, Class A3	6,719	6,636
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048, Series 2015-GC29, Class A3	9,387	9,161
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058, Series 2015-GC33, Class A4	717	685
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	10,100	9,601
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049, Series 2016-C3, Class A4	1,103	1,032
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049, Series 2016-GC37, Class A3	7,531	7,235
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5(4)	2,783	2,622
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	14,254	13,497
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000	19,615
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	22,000	20,764
4.01%, 03/10/2051, Series 2018-B2, Class A4	1,020	971
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	2,550	2,264
Citigroup Commercial Mortgage Trust 2020-GC46
2.72%, 02/15/2053, Series 2020-GC46, Class A5	13,520	11,657
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1(9)	0	0
6.24%, 09/25/2033, Series 2003-HYB1, Class A(4)	13	14
Citigroup Mortgage Loan Trust 2009-10
5.66%, 09/25/2033, Series 2009-10, Class 1A1(1)(4)	43	42
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2(1)(4)	196	188
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	1	1
0.00%, 10/25/2033, Series 2003-1, Class PO2(9)	0	0
3.33%, 02/25/2035, Series 2005-1, Class 2A1A(4)	17	14
4.59%, 08/25/2035, Series 2005-5, Class 1A2(4)	42	35
5.25%, 10/25/2033, Series 2003-1, Class 2A5	5 5
5.50%, 05/25/2035, Series 2005-2, Class 2A11	45	44
5.50%, 11/25/2035, Series 2005-9, Class 2A2	1	1

5.91%, 08/25/2034, Series 2004-UST1, Class A6(4)	5	4
6.00%, 11/25/2035, Series 2005-9, Class 22A2	723	717
7.00%, 09/25/2033, Series 2003-UP3, Class A3	2	2
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1(1)	516	479
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047, Series 2014-CR19, Class A5	5,000	4,927
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047, Series 2014-CR20, Class A3	9,799	9,649
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4	4,624	4,487
3.70%, 08/10/2048, Series 2015-CR24, Class A5	771	745
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3	8,655	8,399
3.76%, 08/10/2048, Series 2015-CR25, Class A4	2,437	2,357
COMM 2018-HOME Mortgage Trust
3.82%, 04/10/2033, Series 2018-HOME, Class A(1)(4)	10,975	10,095
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	6,090	5,750
Connecticut Avenue Securities Trust 2021-R03
6.19% (30-day Average SOFR + 0.85%), 12/25/2041, Series 2021-R03, Class 1M1(1)(3)	4,024	4,011
Connecticut Avenue Securities Trust 2022-R01
7.24% (30-day Average SOFR + 1.90%), 12/25/2041, Series 2022-R01, Class 1M2(1)(3)	7,380	7,392
Connecticut Avenue Securities Trust 2023-R05
7.24% (30-day Average SOFR + 1.90%, 1.90% Floor), 06/25/2043, Series 2023-R05, Class 1M1(1)(3)	5,842	5,883
Connecticut Avenue Securities Trust 2023-R06
7.04% (30-day Average SOFR + 1.70%), 07/25/2043, Series 2023-R06, Class 1M1(1)(3)	2,595	2,606
Connecticut Avenue Securities Trust 2023-R08
6.84% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1(1)(3)	4,376	4,386
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.01%, 01/15/2049, Series 2007-C2, Class AX(1)(4)(9)	1,794	0
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	23	16
5.25%, 09/25/2033, Series 2003-21, Class 1A4	20	19
5.73%, 06/25/2033, Series 2003-AR15, Class 3A1(4)	5	5
6.65%, 02/25/2033, Series 2003-1, Class DB1(4)	43	42
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3	7,447	7,221

CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049, Series 2016-C7, Class A5	1,882	1,786
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	14,022	12,909
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	21,011	17,759
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033, Series 2003-27, Class 5A4	1	1
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	17	17
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	54	53
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	4	3
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	4	3
5.50%, 10/25/2035, Series 2005-9, Class DX	93	10
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	3,000	1,744
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A(1)(4)	3,567	3,379
CSMC 2020-RPL3 Trust
4.05%, 03/25/2060, Series 2020-RPL3, Class A1(1)(4)	2,021	2,052
CSMC 2020-RPL6 Trust
3.38%, 03/25/2059, Series 2020-RPL6, Class A1(1)(4)	3,342	3,324
CSMC 2022-RPL4 Trust
3.90%, 04/25/2062, Series 2022-RPL4, Class A1(1)(4)	3,862	3,618
CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058, Series 2018-RPL4(1)(4)	1,561	1,410
CSMCM 2018-RPL9 Trust
3.41%, 09/25/2057, Series 2018-RPL9, Class CERT(1)(4)	1,795	1,469
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	13,217	12,627
DBJPM 2016-C3 Mortgage Trust
2.89%, 08/10/2049, Series 2016-C3, Class A5	3,064	2,838
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4	20,600	16,943
Fannie Mae
2.00%, 01/01/2039(10)	460	412
2.00%, 01/01/2054(10)	16,380	13,386
2.50%, 01/01/2054(10)	31,795	27,047
3.00%, 01/01/2038(10)	920	867

3.00%, 01/01/2054(10)	10,390	9,190
3.50%, 01/01/2054(10)	21,670	19,879
4.00%, 01/15/2027(10)	2,705	2,654
4.00%, 01/01/2054(10)	3,390	3,206
4.50%, 01/01/2054(10)	10,020	9,712
5.00%, 01/01/2039(10)	3,140	3,159
5.00%, 01/01/2054(10)	10,490	10,378
5.50%, 01/01/2054(10)	11,475	11,523
6.00%, 01/01/2054(10)	21,020	21,342
6.50%, 01/01/2054(10)	9,555	9,791
7.00%, 01/01/2054(10)	15,120	15,595
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1(4)	31	31
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	53	54
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	67	70
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	11	11
Fannie Mae Grantor Trust 2004-T2
4.37%, 07/25/2043, Series 2004-T2, Class 2A(4)	43	43
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	94	96
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	177	181
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	74	77
9.46%, 01/25/2044, Series 2004-T3, Class PT1(4)	13	14
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,490	6,141
Fannie Mae Interest Strip
0.00%, 09/25/2024, Series 300, Class 1(9)	0	0
0.00%, 01/25/2033, Series 329, Class 1	3	3
5.00%, 12/25/2033, Series 345, Class 6(4)	5	1
5.50%, 05/25/2036, Series 365, Class 8	18	4
5.50%, 08/25/2036, Series 374, Class 5	13	2
5.50%, 04/25/2037, Series 393, Class 6	5	1
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2(3)	224	222
6.00%, 01/25/2038, Series 383, Class 33	13	2
6.00% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1(3)	736	709

Fannie Mae Pool
1.40%, 11/01/2032	8,500	6,635
1.50%, 01/01/2031	10,000	8,196
1.50%, 02/01/2036	10,465	9,144
1.50%, 04/01/2036	2,100	1,837
1.50%, 09/01/2036	951	827
1.50%, 11/01/2036	2,102	1,827
1.50%, 11/01/2040	5,769	4,819
1.50%, 03/01/2041	1,071	893
1.50%, 02/01/2042	1,346	1,116
1.50%, 10/01/2050	1,876	1,464
1.50%, 11/01/2050	11,218	8,773
1.50%, 12/01/2050	20,623	16,090
1.50%, 01/01/2051	1,484	1,160
1.50%, 02/01/2051	18,250	14,267
1.50%, 07/01/2051	6,695	5,225
1.50%, 11/01/2051	7,019	5,482
1.56%, 01/01/2031	2,275	1,873
1.73%, 11/01/2031	8,735	7,260
1.75%, 03/01/2032(4)	14,988	12,131
1.80%, 10/01/2033	7,500	5,996
2.00%, 03/01/2031	4,797	4,495
2.00%, 08/01/2031	1,024	953
2.00%, 01/01/2032	9,851	9,172
2.00%, 09/01/2035	441	398
2.00%, 04/01/2036	832	745
2.00%, 05/01/2036	6,768	6,105
2.00%, 05/01/2036	7,140	6,436
2.00%, 06/01/2036	7,619	6,879
2.00%, 08/01/2036	2,879	2,582
2.00%, 12/01/2036	22,639	20,289
2.00%, 02/01/2037	1,843	1,652
2.00%, 02/01/2037	11,080	9,962
2.00%, 03/01/2037	153	137
2.00%, 03/01/2037	3,472	3,130
2.00%, 06/01/2040	2,601	2,243
2.00%, 07/01/2040	2,461	2,119
2.00%, 09/01/2040	1,405	1,210
2.00%, 02/01/2041	6,826	5,876
2.00%, 05/01/2041	22,122	18,962
2.00%, 06/01/2041	6,994	5,995

2.00%, 10/01/2041	938	802
2.00%, 04/01/2042	5,617	4,795
2.00%, 09/01/2050	20,456	16,823
2.00%, 10/01/2050	1,449	1,185
2.00%, 10/01/2050	40,635	33,427
2.00%, 11/01/2050	1,376	1,147
2.00%, 11/01/2050	13,702	11,271
2.00%, 12/01/2050	9,787	8,053
2.00%, 01/01/2051	3,464	2,845
2.00%, 01/01/2051	9,704	7,963
2.00%, 01/01/2051	17,545	14,423
2.00%, 02/01/2051	502	412
2.00%, 02/01/2051	8,341	6,851
2.00%, 03/01/2051	4,469	3,666
2.00%, 03/01/2051	37,428	30,731
2.00%, 04/01/2051	8,689	7,133
2.00%, 04/01/2051	12,698	10,422
2.00%, 05/01/2051	312	246
2.00%, 05/01/2051	36,831	30,209
2.00%, 07/01/2051	14,659	12,058
2.00%, 08/01/2051	2,057	1,696
2.00%, 08/01/2051	4,383	3,590
2.00%, 08/01/2051	11,321	9,346
2.00%, 08/01/2051	29,207	23,932
2.00%, 10/01/2051	158	129
2.00%, 10/01/2051	261	214
2.00%, 10/01/2051	584	482
2.00%, 10/01/2051	9,422	7,837
2.00%, 10/01/2051	12,910	10,559
2.00%, 10/01/2051	13,850	11,340
2.00%, 11/01/2051	2,268	1,856
2.00%, 12/01/2051	11,406	9,454
2.00%, 12/01/2051	12,590	10,454
2.00%, 01/01/2052	14,242	11,653
2.00%, 02/01/2052	1,775	1,453
2.00%, 02/01/2052	4,945	4,047
2.00%, 02/01/2052	5,389	4,409
2.00%, 02/01/2052	8,509	6,956
2.00%, 02/01/2052	9,714	8,127
2.00%, 03/01/2052	18,406	15,059

2.00%, 04/01/2052	1,414	1,156
2.00%, 04/01/2052	4,161	3,402
2.05%, 06/01/2035	2,450	1,911
2.08%, 10/01/2033	9,672	7,967
2.16%, 01/01/2034	6,070	4,921
2.22%, 02/01/2032	5,100	4,288
2.50%, 04/01/2030	698	662
2.50%, 05/01/2030	898	851
2.50%, 11/01/2031	1,305	1,231
2.50%, 07/01/2032	2,720	2,557
2.50%, 08/01/2032	2,930	2,755
2.50%, 09/01/2032	2,860	2,685
2.50%, 12/01/2034	6,856	6,379
2.50%, 07/01/2035	10,502	9,874
2.50%, 08/01/2035	1,871	1,737
2.50%, 08/01/2035	3,497	3,254
2.50%, 09/01/2035	4,682	4,345
2.50%, 10/01/2035	126	117
2.50%, 01/01/2036	12,086	11,216
2.50%, 07/01/2036	4,417	4,110
2.50%, 12/01/2036	1,162	1,056
2.50%, 04/01/2042	5,493	4,847
2.50%, 01/01/2043	1,176	1,035
2.50%, 02/01/2043	531	467
2.50%, 10/01/2043	1,075	947
2.50%, 05/01/2046	471	410
2.50%, 07/01/2046	1,198	1,043
2.50%, 08/01/2046	445	388
2.50%, 10/01/2046	358	311
2.50%, 03/01/2050	641	550
2.50%, 05/01/2050	9,046	7,706
2.50%, 05/01/2050	9,451	8,154
2.50%, 06/01/2050	954	813
2.50%, 06/01/2050	1,616	1,377
2.50%, 06/01/2050	1,983	1,689
2.50%, 06/01/2050	4,477	3,814
2.50%, 06/01/2050	13,648	11,720
2.50%, 07/01/2050	2,171	1,849
2.50%, 07/01/2050	5,150	4,387
2.50%, 07/01/2050	11,243	9,726
2.50%, 08/01/2050	2,571	2,190

2.50%, 08/01/2050	17,174	14,694
2.50%, 09/01/2050	2,886	2,492
2.50%, 09/01/2050	6,754	5,637
2.50%, 09/01/2050	7,659	6,539
2.50%, 09/01/2050	11,675	10,099
2.50%, 10/01/2050	7,050	6,125
2.50%, 10/01/2050(8)	38,230	32,721
2.50%, 12/01/2050	10,787	9,235
2.50%, 01/01/2051	1,268	1,083
2.50%, 02/01/2051	1,294	1,120
2.50%, 02/01/2051	3,782	3,244
2.50%, 02/01/2051	4,472	3,811
2.50%, 03/01/2051	2,519	2,142
2.50%, 04/01/2051	2,933	2,499
2.50%, 04/01/2051	23,787	20,359
2.50%, 05/01/2051	2,797	2,379
2.50%, 05/01/2051	6,078	5,317
2.50%, 05/01/2051	10,014	8,543
2.50%, 06/01/2051	781	665
2.50%, 07/01/2051	2,212	1,881
2.50%, 08/01/2051	1,007	865
2.50%, 08/01/2051	3,131	2,668
2.50%, 08/01/2051	9,392	8,071
2.50%, 09/01/2051	755	655
2.50%, 09/01/2051	857	706
2.50%, 09/01/2051	7,144	6,087
2.50%, 09/01/2051	11,955	10,235
2.50%, 10/01/2051	982	836
2.50%, 10/01/2051	2,530	2,152
2.50%, 10/01/2051	11,027	9,387
2.50%, 11/01/2051	1,306	1,118
2.50%, 11/01/2051	9,763	8,418
2.50%, 11/01/2051	16,106	13,764
2.50%, 12/01/2051	1,274	1,094
2.50%, 12/01/2051	6,648	5,683
2.50%, 12/01/2051	12,087	10,418
2.50%, 12/01/2051	12,758	10,920
2.50%, 12/01/2051	12,979	11,119
2.50%, 01/01/2052	10,032	8,555
2.50%, 01/01/2052	12,304	10,473

2.50%, 02/01/2052	11,123	9,467
2.50%, 02/01/2052	14,958	12,822
2.50%, 05/01/2052	31,874	27,384
2.50%, 07/01/2061	10,156	8,410
2.50%, 09/01/2061	6,046	5,006
2.50%, 03/01/2062	9,247	7,640
2.52%, 11/01/2029	13,936	12,624
2.58%, 09/01/2028	3,683	3,411
2.59%, 09/01/2028	7,394	6,849
2.62%, 10/01/2028	8,664	8,009
2.67%, 12/01/2035	15,510	12,655
2.68%, 05/01/2025	1,668	1,617
2.81%, 04/01/2025	2,900	2,818
2.81%, 05/01/2027	1,785	1,700
2.83%, 05/01/2027	7,771	7,383
2.90%, 10/01/2029	3,201	2,971
3.00%, 06/01/2027	1,915	1,827
3.00%, 08/01/2028	333	322
3.00%, 09/01/2028	601	581
3.00%, 12/01/2028	201	194
3.00%, 05/01/2030	562	541
3.00%, 08/01/2034	1,814	1,721
3.00%, 09/01/2034	6,390	6,126
3.00%, 10/01/2034	1,964	1,863
3.00%, 10/01/2035	331	313
3.00%, 04/01/2036	502	468
3.00%, 05/01/2036	592	561
3.00%, 08/01/2036	472	440
3.00%, 03/01/2037	3,834	3,623
3.00%, 05/01/2038	6,567	6,121
3.00%, 05/01/2042	187	172
3.00%, 10/01/2042	1,680	1,547
3.00%, 11/01/2042	1,166	1,072
3.00%, 12/01/2042	45	41
3.00%, 12/01/2042	367	338
3.00%, 12/01/2042	598	550
3.00%, 01/01/2043	386	355
3.00%, 01/01/2043	592	544
3.00%, 01/01/2043	684	624
3.00%, 01/01/2043	685	630
3.00%, 02/01/2043	337	307

3.00%, 04/01/2043	464	426
3.00%, 04/01/2043	589	542
3.00%, 04/01/2043	1,102	1,012
3.00%, 05/01/2043	18	16
3.00%, 05/01/2043	115	105
3.00%, 05/01/2043	716	658
3.00%, 05/01/2043	3,813	3,505
3.00%, 06/01/2043	29	27
3.00%, 06/01/2043	188	173
3.00%, 06/01/2043	221	203
3.00%, 06/01/2043	1,311	1,205
3.00%, 06/01/2043	2,153	1,979
3.00%, 07/01/2043	28	26
3.00%, 07/01/2043	63	58
3.00%, 07/01/2043	220	202
3.00%, 07/01/2043	744	684
3.00%, 07/01/2043	3,364	3,092
3.00%, 08/01/2043	792	728
3.00%, 08/01/2043	2,178	2,002
3.00%, 10/01/2043	47	44
3.00%, 10/01/2043	6,115	5,651
3.00%, 02/01/2044	2,708	2,492
3.00%, 03/01/2044	306	281
3.00%, 04/01/2045	3,460	3,163
3.00%, 05/01/2046	2,595	2,365
3.00%, 09/01/2046	410	373
3.00%, 11/01/2046	899	816
3.00%, 11/01/2046	2,803	2,577
3.00%, 11/01/2046	3,152	2,863
3.00%, 01/01/2047	1,893	1,717
3.00%, 02/01/2047	419	385
3.00%, 03/01/2047	325	293
3.00%, 12/01/2047	856	778
3.00%, 07/01/2049	745	669
3.00%, 07/01/2049	2,037	1,830
3.00%, 08/01/2049	11,338	10,221
3.00%, 11/01/2049	953	853
3.00%, 11/01/2049	4,945	4,431
3.00%, 12/01/2049	202	181
3.00%, 12/01/2049	694	622

3.00%, 12/01/2049	3,531	3,163
3.00%, 02/01/2050	4,076	3,647
3.00%, 02/01/2050	5,406	4,830
3.00%, 03/01/2050	1,247	1,113
3.00%, 03/01/2050	2,141	1,917
3.00%, 05/01/2050	346	311
3.00%, 05/01/2050	1,576	1,412
3.00%, 06/01/2050	559	498
3.00%, 06/01/2050	1,976	1,764
3.00%, 07/01/2050	832	749
3.00%, 08/01/2050	2,126	1,888
3.00%, 08/01/2050	4,455	3,974
3.00%, 09/01/2050	1,767	1,591
3.00%, 09/01/2050	5,070	4,514
3.00%, 11/01/2050	367	329
3.00%, 02/01/2051	1,374	1,237
3.00%, 02/01/2051	5,389	4,770
3.00%, 04/01/2051	5,798	5,142
3.00%, 05/01/2051	3,694	3,267
3.00%, 06/01/2051	3,472	3,070
3.00%, 07/01/2051	1,256	1,121
3.00%, 07/01/2051	6,553	5,813
3.00%, 10/01/2051	2,024	1,791
3.00%, 11/01/2051	13,329	11,788
3.00%, 12/01/2051	19,458	17,401
3.00%, 01/01/2052	9,180	8,124
3.00%, 02/01/2052	4,795	4,244
3.00%, 02/01/2052	9,514	8,513
3.00%, 03/01/2052	6,830	6,092
3.00%, 03/01/2052	11,168	9,935
3.00%, 04/01/2052	8,619	7,750
3.00%, 07/01/2060	7,821	6,704
3.00%, 12/01/2061	10,440	9,128
3.02%, 07/01/2029	8,021	7,499
3.07%, 02/01/2025	4,995	4,885
3.08%, 12/01/2024	1,706	1,671
3.08%, 01/01/2028	8,000	7,488
3.09%, 09/01/2029	7,484	6,977
3.10%, 01/01/2028	6,411	6,091
3.12%, 11/01/2026	890	857
3.12%, 06/01/2035	3,400	2,974

3.13%, 03/01/2027	6,528	6,262
3.14%, 12/01/2026	1,637	1,576
3.19%, 01/01/2033	3,471	3,276
3.19%, 03/01/2036	2,105	1,949
3.22%, 09/01/2032	6,000	5,390
3.25%, 09/01/2026	1,355	1,313
3.25%, 02/01/2027	5,209	5,016
3.34%, 02/01/2027	1,500	1,445
3.39%, 07/01/2034	8,500	7,603
3.45%, 04/01/2035	1,693	1,553
3.50%, 12/01/2029	934	901
3.50%, 05/01/2030	181	174
3.50%, 12/01/2030	591	576
3.50%, 07/01/2032	43	42
3.50%, 11/01/2032	325	319
3.50%, 12/01/2032	149	143
3.50%, 02/01/2033	163	160
3.50%, 02/01/2033	199	191
3.50%, 03/01/2033	1,044	1,025
3.50%, 04/01/2033	725	704
3.50%, 06/01/2033	84	81
3.50%, 10/01/2033	3,652	3,511
3.50%, 06/01/2040	715	674
3.50%, 12/01/2040	34	32
3.50%, 02/01/2041	2,976	2,826
3.50%, 11/01/2041	130	123
3.50%, 12/01/2041	99	94
3.50%, 12/01/2041	166	157
3.50%, 12/01/2041	187	177
3.50%, 02/01/2042	111	105
3.50%, 02/01/2042	150	142
3.50%, 04/01/2042	88	83
3.50%, 05/01/2042	2,361	2,233
3.50%, 06/01/2042	584	552
3.50%, 07/01/2042	482	456
3.50%, 07/01/2042	1,519	1,435
3.50%, 07/01/2042	8,184	7,748
3.50%, 08/01/2042	312	294
3.50%, 09/01/2042	245	231
3.50%, 09/01/2042	268	252

3.50%, 09/01/2042	310	291
3.50%, 09/01/2042	1,894	1,789
3.50%, 10/01/2042	123	117
3.50%, 10/01/2042	151	141
3.50%, 10/01/2042	267	252
3.50%, 10/01/2042	445	418
3.50%, 11/01/2042	1,150	1,086
3.50%, 11/01/2042	2,898	2,734
3.50%, 01/01/2043	280	263
3.50%, 01/01/2043	338	319
3.50%, 02/01/2043	18	17
3.50%, 02/01/2043	30	28
3.50%, 03/01/2043	211	198
3.50%, 03/01/2043	624	589
3.50%, 03/01/2043	1,431	1,342
3.50%, 04/01/2043	605	570
3.50%, 04/01/2043	1,582	1,488
3.50%, 05/01/2043	26	25
3.50%, 05/01/2043	185	174
3.50%, 05/01/2043	678	628
3.50%, 05/01/2043	699	657
3.50%, 07/01/2043	3,902	3,668
3.50%, 08/01/2043	686	645
3.50%, 08/01/2043	12,691	12,017
3.50%, 06/01/2044	2,462	2,313
3.50%, 04/01/2045	4,640	4,330
3.50%, 06/01/2045	618	577
3.50%, 06/01/2045	2,824	2,636
3.50%, 11/01/2045	1,154	1,075
3.50%, 12/01/2045	198	185
3.50%, 01/01/2046	3,399	3,202
3.50%, 02/01/2046	1,008	947
3.50%, 04/01/2046	509	481
3.50%, 08/01/2046	1,693	1,580
3.50%, 09/01/2046	1,520	1,424
3.50%, 11/01/2046	4,519	4,218
3.50%, 12/01/2046	1,518	1,416
3.50%, 12/01/2046	3,267	3,088
3.50%, 02/01/2047	2,601	2,436
3.50%, 06/01/2047	246	229
3.50%, 10/01/2047	10,968	10,223

3.50%, 11/01/2047	2,429	2,267
3.50%, 12/01/2047	1,711	1,597
3.50%, 01/01/2048	2,012	1,877
3.50%, 04/01/2048	10,565	9,860
3.50%, 08/01/2048	5,851	5,458
3.50%, 08/01/2048	10,527	9,939
3.50%, 10/01/2048	2,221	2,072
3.50%, 03/01/2050	8,427	7,843
3.50%, 02/01/2052	8,878	8,190
3.50%, 03/01/2052	1,362	1,265
3.50%, 04/01/2052	5,393	5,010
3.50%, 06/01/2052	9,678	8,912
3.50%, 03/01/2060	6,164	5,592
3.50%, 03/01/2062	9,427	8,551
3.53%, 04/01/2033	12,230	11,334
3.54%, 06/01/2032	15,495	14,418
3.54%, 11/01/2032	10,031	9,332
3.55%, 02/01/2030	1,500	1,431
3.57%, 06/01/2028	8,300	8,020
3.64%, 01/01/2025	500	492
3.66%, 03/01/2027	2,185	2,129
3.77%, 12/01/2025	1,644	1,615
3.80%, 09/01/2032	9,609	9,129
3.81%, 12/01/2028	7,000	6,830
3.90%, 02/01/2033	12,350	11,799
3.90% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.53%, 1.53% Floor, 10.11% Cap), 01/01/2035(3)	4	4
4.00%, 06/01/2033	289	287
4.00%, 12/01/2033	22	22
4.00%, 05/01/2037	3,192	3,115
4.00%, 10/01/2037	634	618
4.00%, 11/01/2037	19,711	19,350
4.00%, 07/01/2040	1,732	1,690
4.00%, 08/01/2040	53	52
4.00%, 09/01/2040	432	421
4.00%, 12/01/2040	83	81
4.00%, 12/01/2040	374	364
4.00%, 01/01/2041	81	79
4.00%, 01/01/2041	178	173
4.00%, 01/01/2041	337	329

4.00%, 01/01/2041	378	368
4.00%, 01/01/2041	452	441
4.00%, 01/01/2041	609	594
4.00%, 01/01/2041	629	614
4.00%, 02/01/2041	21	20
4.00%, 02/01/2041	684	666
4.00%, 03/01/2041	2,703	2,636
4.00%, 09/01/2041	74	72
4.00%, 10/01/2041	344	334
4.00%, 10/01/2041	441	430
4.00%, 12/01/2041	556	541
4.00%, 12/01/2041	667	649
4.00%, 01/01/2042	991	964
4.00%, 03/01/2042	24	23
4.00%, 07/01/2042	153	148
4.00%, 07/01/2042	190	184
4.00%, 07/01/2042	193	188
4.00%, 07/01/2042	218	212
4.00%, 08/01/2042	2,101	2,049
4.00%, 12/01/2042	161	157
4.00%, 04/01/2043	3,284	3,194
4.00%, 07/01/2043	366	356
4.00%, 11/01/2043	969	943
4.00%, 12/01/2043	47	45
4.00%, 12/01/2043	664	643
4.00%, 07/01/2044	860	831
4.00%, 09/01/2044	352	340
4.00%, 12/01/2044	9,621	9,359
4.00%, 01/01/2045	2,500	2,410
4.00%, 07/01/2045	2,558	2,466
4.00%, 10/01/2045	256	247
4.00%, 12/01/2045	355	342
4.00%, 12/01/2045	1,319	1,272
4.00%, 01/01/2046	860	829
4.00%, 01/01/2046	10,526	10,148
4.00%, 08/01/2046	1,242	1,198
4.00%, 03/01/2047	2,545	2,441
4.00%, 03/01/2047	2,538	2,447
4.00%, 06/01/2047	1,368	1,318
4.00%, 08/01/2047	2,684	2,590
4.00%, 11/01/2047	2,259	2,173

4.00%, 11/01/2047	7,628	7,358
4.00%, 01/01/2048	2,384	2,279
4.00%, 01/01/2048	4,096	3,945
4.00%, 03/01/2048	846	814
4.00%, 03/01/2048	5,178	4,996
4.00%, 06/01/2048	5,575	5,350
4.00%, 09/01/2048	294	283
4.00%, 10/01/2048	240	231
4.00%, 03/01/2049	3,108	2,989
4.00%, 05/01/2049	8,884	8,582
4.00%, 07/01/2049	424	404
4.00%, 07/01/2049	1,832	1,766
4.00%, 10/01/2049	2,396	2,321
4.00%, 01/01/2050	3,314	3,185
4.00%, 05/01/2050	2,470	2,364
4.00%, 07/01/2050	2,226	2,128
4.00%, 04/01/2052	5,640	5,336
4.00%, 04/01/2052	10,674	10,096
4.00%, 05/01/2052	8,980	8,529
4.00%, 06/01/2052	13,042	12,332
4.00%, 09/01/2052	18,871	17,849
4.00%, 12/01/2052	3,561	3,399
4.09%, 07/01/2030	11,800	11,550
4.18%, 11/01/2030	3,480	3,385
4.19%, 04/01/2033	1,565	1,529
4.19%, 04/01/2033	8,000	7,819
4.24% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.62%, 1.62% Floor, 10.78% Cap), 04/01/2037(3)	7	7
4.29% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.79%, 1.79% Floor, 10.29% Cap), 01/01/2038(3)	8	8
4.32%, 03/01/2030	12,400	12,311
4.32%, 06/01/2033	4,991	4,928
4.34% (ECOFC + 1.25%, 2.09% Floor, 12.74% Cap), 09/01/2027(3)	1	1
4.37%, 03/01/2033	3,169	3,141
4.46% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.20%, 1.20% Floor, 10.19% Cap), 08/01/2034(3)	12	12
4.49% (ECOFC + 1.25%, 3.69% Floor, 13.25% Cap), 03/01/2029(3)	1	1
4.50% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.72%, 1.72% Floor, 10.64% Cap), 01/01/2037(3)	8	8
4.50%, 08/01/2029	44	44

4.50%, 09/01/2029	49	49
4.50%, 01/01/2030	87	86
4.50%, 10/01/2033	1,608	1,612
4.50%, 11/01/2033	4	4
4.50%, 09/01/2034	8	8
4.50%, 04/01/2039	2,639	2,633
4.50%, 11/01/2039	8	8
4.50%, 08/01/2040	1,202	1,200
4.50%, 08/01/2040	1,210	1,208
4.50%, 12/01/2040	512	511
4.50%, 12/01/2040	1,807	1,805
4.50%, 03/01/2041	463	463
4.50%, 04/01/2041	260	260
4.50%, 05/01/2041	418	417
4.50%, 05/01/2041	2,910	2,907
4.50%, 07/01/2041	113	113
4.50%, 08/01/2041	847	846
4.50%, 01/01/2042	935	934
4.50%, 11/01/2042	2,498	2,495
4.50%, 02/01/2046	2,983	2,980
4.50%, 08/01/2047	306	303
4.50%, 05/01/2048	395	389
4.50%, 07/01/2049	2,549	2,515
4.50%, 03/01/2050	8,498	8,377
4.50%, 09/01/2050	1,830	1,784
4.50%, 02/01/2051	989	960
4.50%, 10/01/2052	8,602	8,349
4.50%, 01/01/2053	2,493	2,417
4.50%, 06/01/2062	7,872	7,647
4.51%, 12/01/2026(4)	572	572
4.52%, 10/01/2033	5,005	5,019
4.55%, 09/01/2033	11,790	11,842
4.59%, 04/01/2033	12,165	12,260
4.74% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(3)	21	20
4.75% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.19% Cap), 01/01/2034(3)	2	2
4.77%, 08/01/2026	563	564
4.97%, 12/01/2030	8,220	8,437
4.97%, 12/01/2032	6,241	6,428
4.98%, 11/01/2032	7,522	7,773

5.00%, 08/01/2024(9)	0	0
5.00%, 05/01/2028	5	5
5.00%, 04/01/2031	24	25
5.00%, 12/01/2032(9)	0	0
5.00%, 06/01/2033	5	5
5.00%, 07/01/2033	6	6
5.00%, 07/01/2033	7	7
5.00%, 11/01/2033	2	2
5.00%, 11/01/2033	16	17
5.00%, 11/01/2033	1,200	1,219
5.00%, 04/01/2034	39	39
5.00%, 05/01/2034	15	16
5.00%, 12/01/2034	11	12
5.00%, 01/01/2035	7	7
5.00%, 02/01/2035	222	226
5.00%, 02/01/2035	1,073	1,090
5.00%, 06/01/2035	192	195
5.00%, 07/01/2035	4	4
5.00%, 07/01/2035	924	939
5.00%, 07/01/2035	1,072	1,090
5.00%, 09/01/2035	25	25
5.00%, 10/01/2035	94	95
5.00%, 11/01/2035	220	224
5.00%, 01/01/2036	18	18
5.00%, 02/01/2036	14	14
5.00%, 07/01/2037	276	280
5.00%, 01/01/2039	862	872
5.00%, 09/01/2039	48	49
5.00%, 04/01/2040	105	107
5.00%, 08/01/2040	98	100
5.00%, 05/01/2041	49	50
5.00%, 05/01/2042	782	794
5.00%, 09/01/2043	378	383
5.00%, 01/01/2048	417	419
5.00%, 05/01/2048	974	979
5.00%, 01/01/2049	3,435	3,470
5.00%, 06/01/2052	7,663	7,591
5.00%, 07/01/2052	469	465
5.00%, 08/01/2052	3,264	3,233
5.00%, 08/01/2052	9,560	9,470

5.00%, 08/01/2052	10,255	10,152
5.00%, 10/01/2052	22,506	22,295
5.00%, 02/01/2053	7,470	7,395
5.00%, 03/01/2053	14,672	14,526
5.00%, 06/01/2053	15,652	15,485
5.00%, 03/01/2062	4,733	4,728
5.03% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.51%, 1.51% Floor, 9.70% Cap), 03/01/2035(3)	12	12
5.04% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.29%, 1.29% Floor, 9.96% Cap), 05/01/2035(3)	4	4
5.06% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.38% Cap), 07/01/2035(3)(9)	0	0
5.10% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.35% Cap), 09/01/2036(3)	19	19
5.12% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.74%, 1.74% Floor, 11.23% Cap), 05/01/2036(3)	2	2
5.13% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.84% Cap), 05/01/2035(3)	3	3
5.25% (1 Year CMT Index + 2.22%, 2.22% Floor, 9.72% Cap), 01/01/2036(3)	10	10
5.25% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.03%, 2.03% Floor, 11.11% Cap), 02/01/2037(3)	9	9
5.26% (1 Year CMT Index + 2.26%, 2.26% Floor, 9.73% Cap), 04/01/2035(3)	12	12
5.42% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.17% Cap), 06/01/2034(3)	17	17
5.43%, 10/01/2032	2,237	2,377
5.43% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.18%, 1.18% Floor, 10.98% Cap), 11/01/2037(3)	32	32
5.50%, 07/01/2025(9)	0	0
5.50%, 11/01/2032	28	29
5.50%, 02/01/2033	1	1
5.50%, 03/01/2033	29	30
5.50%, 04/01/2033	21	22
5.50%, 07/01/2033	4	4
5.50%, 09/01/2033	80	82
5.50%, 11/01/2033	2	2
5.50%, 12/01/2033	36	37
5.50%, 01/01/2034	4	4
5.50%, 03/01/2034	4	4
5.50%, 09/01/2034	7	7
5.50%, 10/01/2034	11	10
5.50%, 02/01/2035	24	24
5.50%, 12/01/2035	8	8
5.50%, 04/01/2036	26	27

5.50%, 05/01/2036	22	23
5.50%, 05/01/2036	35	36
5.50%, 11/01/2036	9	9
5.50%, 03/01/2037	169	174
5.50%, 04/01/2037	57	58
5.50%, 05/01/2037	59	61
5.50%, 01/01/2038	43	44
5.50%, 01/01/2038	25,748	26,127
5.50%, 05/01/2038	9	9
5.50%, 06/01/2038	1	1
5.50%, 06/01/2038	49	50
5.50%, 06/01/2038	370	381
5.50%, 09/01/2038	313	322
5.50%, 06/01/2039	14	14
5.50%, 09/01/2039	18	19
5.50%, 12/01/2039	27	27
5.50%, 01/01/2040	219	225
5.50%, 11/01/2052	7,063	7,111
5.50%, 02/01/2053	685	688
5.50%, 02/01/2053	7,371	7,400
5.50%, 03/01/2053	8,268	8,320
5.50%, 03/01/2053	8,924	8,960
5.68% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.37% Cap), 10/01/2035(3)	26	26
5.69% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.31% Cap), 08/01/2036(3)	5	5
5.70% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.45%, 1.47% Floor, 9.92% Cap), 10/01/2034(3)	4	4
5.71% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.30% Cap), 08/01/2033(3)	11	11
5.73% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.48%, 1.48% Floor, 10.30% Cap), 11/01/2033(3)	22	22
5.81% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.86%, 1.86% Floor, 10.32% Cap), 06/01/2036(3)	8	8
5.82% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.07% Cap), 09/01/2036(3)	12	12
5.82% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.80%, 1.80% Floor, 11.35% Cap), 07/01/2037(3)	21	21
5.86% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.95% Cap), 08/01/2034(3)	6	6
5.89% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.64%, 1.64% Floor, 10.09% Cap), 09/01/2035(3)	8	8

5.90% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.65%, 1.65% Floor, 10.98% Cap), 09/01/2034(3)	1	1
5.93% (30-day Average SOFR + 0.59%, 0.48% Floor, 98.56% Cap), 09/01/2024(3)	3,173	3,148
5.98% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.74%, 1.74% Floor, 9.99% Cap), 11/01/2034(3)	2	2
5.98% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.73%, 1.73% Floor, 11.22% Cap), 09/01/2036(3)	18	18
6.00%, 07/01/2024(9)	0	0
6.00%, 07/01/2026	5	5
6.00%, 07/01/2027	8	8
6.00%, 11/01/2027	5	5
6.00%, 12/01/2027	14	14
6.00%, 01/01/2028	24	25
6.00%, 10/01/2028	16	17
6.00%, 12/01/2028	1	1
6.00%, 01/01/2029	1	1
6.00%, 09/01/2029	11	11
6.00%, 12/01/2032	8	8
6.00%, 12/01/2032	56	58
6.00%, 03/01/2033(9)	0	0
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	2	2
6.00%, 03/01/2033	3	3
6.00%, 05/01/2033	8	8
6.00%, 08/01/2033	2	2
6.00%, 09/01/2033	5	6
6.00%, 09/01/2033	6	6
6.00%, 11/01/2034	2	2
6.00%, 04/01/2035	37	39
6.00%, 02/01/2036	1	1
6.00%, 09/01/2036	128	133
6.00%, 11/01/2036	14	15
6.00%, 03/01/2037	22	22
6.00%, 09/01/2037	34	35
6.00%, 04/01/2038	9	9
6.00%, 05/01/2038	90	95
6.00%, 11/01/2038	35	36
6.00%, 12/01/2039	480	501
6.00%, 10/01/2040	607	634
6.00%, 07/01/2041	1,604	1,675
6.00%, 11/01/2048	20	20

6.00%, 07/01/2053	6,205	6,447
6.01% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 11.26% Cap), 09/01/2037(3)	3	3
6.02% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 11.22% Cap), 07/01/2036(3)	13	13
6.02% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 10.84% Cap), 08/01/2036(3)	34	34
6.03% (1 Year CMT Index + 2.02%, 2.02% Floor, 10.76% Cap), 11/01/2037(3)	17	17
6.03% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 11.21% Cap), 03/01/2036(3)	85	87
6.03% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.78%, 1.78% Floor, 10.37% Cap), 07/01/2037(3)	16	15
6.05% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.80%, 1.80% Floor, 10.83% Cap), 12/01/2036(3)	28	28
6.06% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.81%, 1.81% Floor, 9.13% Cap), 09/01/2033(3)	5	5
6.07% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036(3)	12	12
6.09% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.84%, 1.84% Floor, 11.00% Cap), 06/01/2036(3)	28	28
6.12% (1 Year CMT Index + 2.00%, 2.00% Floor, 8.98% Cap), 11/01/2034(3)	2	2
6.13% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.88%, 1.88% Floor, 11.50% Cap), 08/01/2036(3)	10	10
6.15% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.07% Cap), 09/01/2037(3)	7	7
6.16% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037(3)	4	4
6.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034(3)(9)	0	0
6.18% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.93%, 1.93% Floor, 11.27% Cap), 10/01/2036(3)	13	13
6.20% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036(3)(9)	0	0
6.25% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036(3)	4	4
6.30% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.19% Cap), 10/01/2034(3)	13	13
6.32% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.51% Cap), 12/01/2037(3)	37	37
6.33% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.76% Cap), 10/01/2036(3)	17	17
6.33% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.83% Cap), 10/01/2036(3)	39	39
6.50%, 07/01/2024(9)	0	0

6.50%, 04/01/2025(9)	0	0
6.50%, 08/01/2026	10	10
6.50%, 03/01/2029	4	4
6.50%, 11/01/2029	126	130
6.50%, 08/01/2031	6	6
6.50%, 02/01/2032	22	23
6.50%, 01/01/2036	89	91
6.50%, 04/01/2036	1	1
6.50%, 07/01/2036	3	3
6.50%, 08/01/2036	64	66
6.50%, 10/01/2036	14	15
6.50%, 01/01/2037	30	30
6.50%, 08/01/2037	12	13
6.50%, 08/01/2037	19	20
6.50%, 10/01/2037	26	28
6.50%, 10/01/2038	32	34
6.50%, 10/01/2038	123	127
6.62% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.37%, 2.37% Floor, 11.22% Cap), 08/01/2037(3)	31	31
6.83% (12 Month U.S. Treasury Average + 1.91%, 1.91% Floor, 8.50% Cap), 01/01/2036(3)	34	33
6.90% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.30%, 1.30% Floor, 12.12% Cap), 07/01/2037(3)	17	17
6.92% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.17%, 1.17% Floor, 12.80% Cap), 09/01/2036(3)	36	36
6.98% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.45%, 1.45% Floor, 12.69% Cap), 01/01/2037(3)	17	17
7.00%, 09/01/2027(9)	0	0
7.00%, 01/01/2029(9)	0	0
7.00%, 02/01/2033	1	1
7.00%, 06/01/2033	31	32
7.00%, 02/01/2036	7	7
7.00%, 03/01/2036	1	1
7.00%, 03/01/2037	3	3
7.00%, 04/01/2037	3	3
7.00%, 09/01/2037	21	22
7.00%, 09/01/2038	34	36
7.00%, 10/01/2038	32	34
7.00%, 11/01/2038	25	27
7.00%, 12/01/2038	86	91
7.00%, 01/01/2039	115	121

7.14% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.50%, 1.50% Floor, 12.77% Cap), 02/01/2037(3)	20	20
7.21% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.52%, 1.51% Floor, 10.86% Cap), 01/01/2035(3)	54	55
7.22% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.55%, 1.55% Floor, 10.97% Cap), 02/01/2035(3)	2	2
7.50%, 10/01/2024(9)	0	0
7.50%, 01/01/2035	11	12
7.50%, 03/01/2035	14	14
7.50%, 05/01/2037	8	9
7.50%, 10/01/2037	63	65
7.50%, 11/01/2037	19	20
7.50%, 11/01/2038	16	17
7.50%, 04/01/2039	79	84
8.00%, 05/01/2024(9)	0	0
8.00%, 03/01/2027	2	2
8.00%, 06/01/2027	2	2
8.00%, 06/01/2028(9)	0	0
8.00%, 09/01/2028(9)	0	0
8.00%, 11/01/2028	6	7
8.00%, 11/01/2037	8	9
8.00%, 01/01/2038	1	1
8.50%, 07/01/2024(9)	0	0
8.50%, 05/01/2025(9)	0	0
Fannie Mae REMIC Trust 2003-W1
4.79%, 12/25/2042, Series 2003-W1, Class 1A1(4)	57	54
5.20%, 12/25/2042, Series 2003-W1, Class 2A(4)	16	16
Fannie Mae REMIC Trust 2003-W4
5.15%, 10/25/2042, Series 2003-W4, Class 2A(4)	8	8
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	212	212
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	46	47
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	79	82
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	48	48
Fannie Mae REMIC Trust 2007-W1
6.28%, 08/25/2047, Series 2007-W10, Class 2A(4)	6	6
Fannie Mae REMIC Trust 2007-W3

6.75%, 04/25/2037, Series 2007-W3, Class 1A3	13	13
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	11	9
Fannie Mae REMIC Trust 2007-W7
6.47% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4(3)(5)	7	9
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	163	164
Fannie Mae REMICS
0.00%, 01/25/2032, Series 2001-81, Class LO	1	1
0.00%, 04/25/2032, Series 2002-21, Class LO	1	1
0.00%, 12/25/2032, Series 2004-59, Class BG	4	4
0.00%, 05/25/2033, Series 2003-35, Class EA	3	2
0.00%, 08/25/2033, Series 2003-132, Class OA	1	1
0.00%, 12/25/2033, Series 2006-44, Class P	39	33
0.00%, 03/25/2034, Series 2004-46, Class EP	19	18
0.00% (30-day Average SOFR + 24.93%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU(3)(5)	13	12
0.00%, 09/25/2035, Series 2005-90, Class PO	2	2
0.00%, 10/25/2035, Series 2010-39, Class OT	9	8
0.00%, 03/25/2036, Series 2006-16, Class OA	6	5
0.00%, 03/25/2036, Series 2006-8, Class WQ	82	66
0.00%, 04/25/2036, Series 2006-23, Class KO	7	6
0.00%, 04/25/2036, Series 2006-27, Class OH	12	11
0.00%, 04/25/2036, Series 2006-22, Class AO	24	21
0.00%, 06/25/2036, Series 2006-43, Class PO	7	6
0.00%, 06/25/2036, Series 2006-44, Class GO	14	12
0.00%, 06/25/2036, Series 2006-43, Class DO	21	18
0.00%, 06/25/2036, Series 2006-50, Class JO	47	39
0.00%, 06/25/2036, Series 2006-50, Class PS	58	51
0.00%, 07/25/2036, Series 2006-58, Class AP	4	4
0.00%, 07/25/2036, Series 2006-58, Class PO	8	7
0.00%, 07/25/2036, Series 2006-65, Class QO	16	13
0.00%, 08/25/2036, Series 2006-72, Class TO	4	4
0.00%, 08/25/2036, Series 2006-79, Class DO	12	10
0.00%, 08/25/2036, Series 2006-79, Class OP	16	13
0.00%, 08/25/2036, Series 2006-72, Class GO	27	23
0.00%, 09/25/2036, Series 2008-42, Class AO	7	6
0.00%, 09/25/2036, Series 2006-90, Class AO	10	9
0.00%, 09/25/2036, Series 2006-86, Class OB	15	12
0.00%, 11/25/2036, Series 2006-109, Class PO	5	4
0.00%, 11/25/2036, Series 2006-111, Class EO	13	11
0.00%, 11/25/2036, Series 2006-110, Class PO	23	20

0.00%, 12/25/2036, Series 2006-119, Class PO	7	6
0.00%, 12/25/2036, Series 2006-115, Class OK	13	11
0.00%, 01/25/2037, Series 2006-128, Class PO	14	12
0.00%, 01/25/2037, Series 2009-70, Class CO	40	34
0.00%, 03/25/2037, Series 2007-14, Class OP	12	10
0.00%, 04/25/2037, Series 2007-28, Class EO	35	29
0.00%, 05/25/2037, Series 2007-42, Class AO	2	2
0.00%, 07/25/2037, Series 2007-67, Class PO	27	23
0.00%, 10/25/2037, Series 2009-86, Class OT	236	196
0.00%, 05/25/2038, Series 2008-44, Class PO	1	1
0.00%, 01/25/2040, Series 2009-113, Class AO	20	17
0.00% (30-day Average SOFR + 17.29%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ(3)(5)	55	55
0.00%, 06/25/2040, Series 2010-63, Class AP	32	27
0.00% (30-day Average SOFR + 4.33%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA(3)(5)	145	5
0.00%, 04/25/2041, Series 2011-30, Class LS(4)	216	14
0.00%, 09/25/2043, Series 2013-92, Class PO	491	375
0.00%, 10/25/2043, Series 2013-101, Class DO	394	296
0.00%, 12/25/2043, Series 2013-128, Class PO	867	658
0.14% (30-day Average SOFR + 13.46%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX(3)(5)	9	9
0.21% (30-day Average SOFR + 7.31%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS(3)(5)	47	43
0.33% (30-day Average SOFR + 5.67%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS(3)(5)	17	1
0.36% (30-day Average SOFR + 9.96%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH(3)(5)	7	6
0.40% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB(3)(5)	72	4
0.40% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA(3)(5)	66	5
0.45% (30-day Average SOFR + 5.79%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS(3)(5)	20	1
0.46% (30-day Average SOFR + 5.80%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI(3)(5)	73	6
0.55% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD(3)(5)	203	16
0.60% (30-day Average SOFR + 5.94%, 6.05% Cap), 04/25/2050, Series 2020-24, Class SP(3)(5)	4,295	587
0.61% (30-day Average SOFR + 5.95%, 5.95% Cap), 08/25/2052, Series 2022-51, Class PS(3)(5)	10,455	963
0.63% (30-day Average SOFR + 5.97%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC(3)(5)(9)	2	0
0.65% (30-day Average SOFR + 5.99%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI(3)(5)	31	1
0.65% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI(3)(5)	18	2
0.65% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH(3)(5)	64	5
0.65% (30-day Average SOFR + 5.99%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB(3)(5)	38	4
0.73% (30-day Average SOFR + 6.07%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC(3)(5)	24	2
0.75% (30-day Average SOFR + 6.09%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS(3)(5)	23	2
0.78% (30-day Average SOFR + 6.12%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI(3)(5)	28	2
0.80% (30-day Average SOFR + 6.14%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST(3)(5)	57	5
0.91% (30-day Average SOFR + 6.25%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA(3)(5)(9)	3	0
0.95% (30-day Average SOFR + 6.29%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK(3)(5)	178	18

0.95% (30-day Average SOFR + 6.29%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI(3)(5)	83	6
0.95% (30-day Average SOFR + 6.29%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S(3)(5)	28	2
0.97% (30-day Average SOFR + 6.31%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB(3)(5)	40	3
0.99% (30-day Average SOFR + 6.33%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES(3)(5)	97	9
1.00% (30-day Average SOFR + 6.34%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM(3)(5)	62	6
1.00% (30-day Average SOFR + 6.34%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA(3)(5)	98	11
1.01% (30-day Average SOFR + 6.35%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES(3)(5)	101	9
1.05% (30-day Average SOFR + 6.39%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG(3)(5)	93	12
1.07% (30-day Average SOFR + 6.41%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG(3)(5)	15	1
1.08% (30-day Average SOFR + 6.42%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA(3)(5)	303	41
1.09% (30-day Average SOFR + 6.43%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI(3)(5)	91	9
1.10% (30-day Average SOFR + 6.44%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS(3)(5)	46	4
1.13% (30-day Average SOFR + 6.47%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US(3)(5)	57	5
1.17% (30-day Average SOFR + 6.51%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI(3)(5)	58	6
1.20% (30-day Average SOFR + 6.54%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS(3)(5)	60	3
1.20% (30-day Average SOFR + 6.54%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS(3)(5)	15	1
1.23%, 01/25/2038, Series 2007-116, Class HI(4)	138	6
1.25% (30-day Average SOFR + 6.59%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN(3)(5)	300	30
1.26% (30-day Average SOFR + 6.60%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S(3)(5)	26	2
1.40% (30-day Average SOFR + 6.74%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA(3)(5)	14	1
1.45% (30-day Average SOFR + 6.79%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN(3)(5)	31	3
1.51% (30-day Average SOFR + 16.19%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK(3)(5)	4	4
1.54% (30-day Average SOFR + 6.88%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA(3)(5)	33	3
1.60% (30-day Average SOFR + 7.99%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ(3)(5)(9)	14	0
1.70% (30-day Average SOFR + 7.04%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX(3)(5)	270	35
1.75% (30-day Average SOFR + 7.09%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI(3)(5)	18	2
1.76% (30-day Average SOFR + 12.43%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC(3)(5)	90	83
1.78%, 06/25/2038, Series 2008-46, Class HI(4)	25	1
1.79% (30-day Average SOFR + 17.81%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP(3)(5)	4	4
1.84%, 03/25/2027, Series 1997-20, Class IO(4)(9)	0	0
2.00%, 12/25/2043, Series 2020-35, Class MA	1,596	1,461
2.00%, 06/25/2046, Series 2020-51, Class BA	4,000	3,519
2.15% (30-day Average SOFR + 7.49%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S(3)(5)	57	3
2.15% (30-day Average SOFR + 7.49%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB(3)(5)	42	3
2.19% (30-day Average SOFR + 23.54%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB(3)(5)	8	9
2.39% (30-day Average SOFR + 23.74%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV(3)(5)	2	3
2.50%, 11/25/2042, Series 2012-128, Class MP	1,039	917
2.52% (30-day Average SOFR + 15.86%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL(3)(5)	5	5
2.87% (30-day Average SOFR + 16.21%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE(3)(5)	13	13
3.00%, 12/25/2028, Series 2013-118, Class YL	1,238	1,169
3.00%, 10/25/2033, Series 2013-100, Class WB	684	650

3.00%, 02/25/2043, Series 2013-81, Class TA	349	335
3.00%, 01/25/2046, Series 2016-38, Class NA	967	886
3.00%, 02/25/2047, Series 2017-51, Class CP	995	903
3.07% (30-day Average SOFR + 16.41%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS(3)(5)	13	14
3.10% (30-day Average SOFR + 13.77%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP(3)(5)	14	12
3.25% (30-day Average SOFR + 16.59%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB(3)(5)	8	9
3.25% (30-day Average SOFR + 16.59%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES(3)(5)	13	13
3.34% (30-day Average SOFR + 14.01%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY(3)(5)	6	6
3.34% (30-day Average SOFR + 11.35%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX(3)(5)	1	1
3.37% (30-day Average SOFR + 16.71%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS(3)(5)	1	1
3.41% (30-day Average SOFR + 12.31%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD(3)(5)	6	6
3.50%, 04/25/2031, Series 2011-31, Class DB	312	301
3.50%, 09/25/2033, Series 2013-90, Class DL	1,500	1,434
3.50%, 03/25/2042, Series 2013-136, Class QB	541	496
3.50%, 02/25/2043, Series 2013-4, Class AJ	129	121
3.50%, 11/25/2057, Series 2019-7, Class CA	3,005	2,886
3.65% (30-day Average SOFR + 8.99%, 9.10% Cap), 07/25/2030, Series 2000-20, Class SA(3)(5)(9)	1	0
3.75% (30-day Average SOFR + 17.09%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG(3)(5)	13	14
4.00%, 04/25/2033, Series 2003-22, Class UD	84	81
4.00%, 05/25/2033, Series 2003-42, Class GB	7	6
4.00%, 04/25/2041, Series 2014-21, Class KW	1,079	1,053
4.03% (30-day Average SOFR + 23.60%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB(3)(5)	22	26
4.21% (30-day Average SOFR + 23.78%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW(3)(5)	2	3
4.34% (30-day Average SOFR + 20.36%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS(3)(5)	12	13
4.39% (30-day Average SOFR + 25.74%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG(3)(5)	9	10
4.49% (30-day Average SOFR + 14.27%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S(3)(5)	4	4
4.49% (30-day Average SOFR + 22.28%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG(3)(5)	19	21
4.50%, 10/25/2036, Series 2009-19, Class PW	72	70
4.50%, 02/25/2039, Series 2009-4, Class BD	1	1
4.50%, 04/25/2042, Series 2014-11, Class VB	1,500	1,484
4.53% (30-day Average SOFR + 0.36%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2(3)	189	189
4.53% (30-day Average SOFR + 19.21%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA(3)(5)	15	15
4.53% (30-day Average SOFR + 19.21%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA(3)(5)	37	41
4.58% (30-day Average SOFR + 24.15%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US(3)(5)	50	53
4.58% (30-day Average SOFR + 24.15%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS(3)(5)	8	10
4.59% (30-day Average SOFR + 15.27%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW(3)(5)	7	7
4.75% (30-day Average SOFR + 26.10%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES(3)(5)	1	2
4.76% (30-day Average SOFR + 24.33%, 24.75% Cap), 05/25/2035, Series 2005-74, Class CP(3)(5)	3	3
4.77% (30-day Average SOFR + 17.20%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX(3)(5)(9)	0	0

5.00%, 11/25/2024, Series 2004-81, Class JG	4	4
5.00%, 03/25/2029, Series 2009-11, Class NB	19	19
5.00%, 11/25/2032, Series 2002-71, Class AP	3	3
5.00%, 03/25/2033, Series 2003-14, Class TI(9)	5	0
5.00%, 03/25/2037, Series 2009-63, Class P	2	1
5.00%, 07/25/2038, Series 2008-56, Class AC	15	15
5.00%, 07/25/2038, Series 2008-60, Class JC	22	21
5.00%, 07/25/2039, Series 2009-52, Class PI	34	6
5.00%, 08/25/2039, Series 2009-59, Class HB	133	133
5.00%, 09/25/2039, Series 2009-65, Class MT	33	33
5.00%, 06/25/2040, Series 2010-64, Class DM	167	167
5.00%, 07/25/2040, Series 2010-80, Class AZ	2,369	2,280
5.00%, 09/25/2040, Series 2010-102, Class PN	114	115
5.03% (30-day Average SOFR + 19.71%, 20.02% Cap), 05/25/2035, Series 2005-74, Class CS(3)(5)	14	14
5.14% (30-day Average SOFR + 19.82%, 20.13% Cap), 05/25/2035, Series 2005-74, Class SK(3)(5)	9	9
5.30%, 12/25/2039, Series 2009-103, Class MB(4)	62	63
5.42% (30-day Average SOFR + 24.10%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS(3)(5)	8	9
5.50%, 07/25/2024, Series 2004-53, Class NC(9)	0	0
5.50%, 08/25/2024, Series 2004-65, Class EY	1	1
5.50%, 08/25/2025, Series 2005-67, Class EY	14	13
5.50%, 01/25/2026, Series 2005-121, Class DX	5	5
5.50%, 04/18/2029, Series 1999-18, Class Z	2	2
5.50%, 12/25/2032, Series 2002-78, Class Z	48	48
5.50%, 08/25/2033, Series 2003-72, Class IE	92	13
5.50%, 08/25/2033, Series 2003-73, Class HC	39	39
5.50%, 10/25/2033, Series 2003-105, Class AZ	305	309
5.50%, 04/25/2034, Series 2004-17, Class H	96	98
5.50%, 07/25/2034, Series 2004-50, Class VZ	172	174
5.50%, 08/25/2035, Series 2005-68, Class PG	34	35
5.50%, 08/25/2035, Series 2005-73, Class ZB	324	326
5.50%, 12/25/2035, Series 2006-46, Class UC	3	3
5.50%, 12/25/2035, Series 2005-110, Class GL	212	216
5.50%, 01/25/2036, Series 2006-39, Class WC(9)	0	0
5.50%, 03/25/2036, Series 2006-16, Class HZ	18	18
5.50%, 03/25/2036, Series 2006-12, Class BZ	85	85
5.50%, 03/25/2036, Series 2006-8, Class JZ	104	105
5.50%, 01/25/2037, Series 2006-128, Class BP	4	4
5.50%, 07/25/2037, Series 2007-70, Class Z	64	64
5.50%, 08/25/2037, Series 2007-76, Class AZ	18	17
5.50%, 07/25/2038, Series 2011-47, Class ZA	74	75
5.50%, 10/25/2039, Series 2009-86, Class IP	82	15

5.50%, 06/25/2040, Series 2010-58, Class MB	336	336
5.50%, 07/25/2040, Series 2010-71, Class HJ	125	128
5.50%, 10/25/2040, Series 2010-111, Class AM	399	412
5.50% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1(3)	26	25
5.50% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2(3)	114	111
5.50%, 07/25/2051, Series 2011-58, Class WA(4)	19	18
5.62% (30-day Average SOFR + 29.63%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS(3)(5)	8	9
5.70% (30-day Average SOFR + 0.36%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK(3)	48	47
5.70% (30-day Average SOFR + 0.36%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD(3)	22	21
5.74% (30-day Average SOFR + 0.40%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC(3)	125	124
5.75%, 06/25/2033, Series 2003-47, Class PE	29	30
5.75%, 07/25/2035, Series 2005-66, Class ZH	861	863
5.75%, 10/25/2035, Series 2005-84, Class XM	25	25
5.75% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL(3)	19	19
5.80% (30-day Average SOFR + 0.46%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF(3)	46	45
5.80% (30-day Average SOFR + 0.46%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF(3)	49	48
5.82% (30-day Average SOFR + 0.48%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB(3)	30	30
5.83%, 02/25/2051, Series 2011-2, Class WA(4)	33	34
5.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF(3)	18	18
5.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA(3)	88	87
5.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW(3)	14	14
5.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA(3)	92	90
5.90% (30-day Average SOFR + 0.56%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB(3)	10	11
5.90% (30-day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA(3)	138	134
5.91% (30-day Average SOFR + 0.57%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL(3)	13	13
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG(3)	27	27

5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC(3)	16	16
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF(3)	15	15
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF(3)	64	64
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC(3)	63	62
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB(3)	441	431
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F(3)	172	168
5.99% (30-day Average SOFR + 32.68%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK(3)(5)	3	3
6.00%, 07/18/2028, Series 1998-36, Class ZB	2	2
6.00%, 12/25/2028, Series 1998-66, Class C(9)	0	0
6.00%, 07/25/2031, Series 2001-33, Class ID	12	2
6.00%, 11/25/2031, Series 2001-60, Class PX	20	20
6.00%, 04/25/2032, Series 2002-15, Class ZA	53	54
6.00%, 11/25/2032, Series 2011-39, Class ZA	156	159
6.00%, 05/25/2033, Series 2003-39, Class IO(4)(9)	4	0
6.00%, 05/25/2033, Series 2003-34, Class AX	14	14
6.00%, 05/25/2033, Series 2003-34, Class GE	40	40
6.00%, 05/25/2033, Series 2003-34, Class ED	61	62
6.00%, 12/25/2035, Series 2005-109, Class PC	4	4
6.00%, 07/25/2036, Series 2006-71, Class ZL	172	176
6.00%, 03/25/2037, Series 2007-18, Class MZ	116	116
6.00%, 05/25/2037, Series 2007-42, Class B	54	55
6.00%, 08/25/2037, Series 2007-78, Class CB	6	7
6.00%, 08/25/2037, Series 2007-76, Class ZG	18	18
6.00%, 08/25/2037, Series 2007-78, Class PE	18	19
6.00%, 08/25/2037, Series 2007-81, Class GE	25	27
6.00%, 08/25/2039, Series 2009-60, Class HT	162	169
6.00% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA(3)	33	33
6.01%, 09/25/2039, Series 2009-69, Class WA(4)	48	49
6.03%, 10/25/2037, Series 2007-106, Class A7(4)	20	21
6.05% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ(3)	10	10
6.05% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD(3)	24	23
6.14%, 03/25/2040, Series 2010-16, Class WB(4)	97	99

6.20% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F(3)	51	52
6.20% (30-day Average SOFR + 0.86%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC(3)	17	17
6.24%, 02/25/2040, Series 2010-1, Class WA(4)	23	23
6.25% (30-day Average SOFR + 0.91%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH(3)	109	110
6.29% (30-day Average SOFR + 38.31%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD(3)(5)	8	14
6.30%, 12/25/2039, Series 2009-99, Class WA(4)	121	123
6.35%, 04/25/2029, Series 1999-17, Class C	1	1
6.35% (30-day Average SOFR + 1.01%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA(3)	17	17
6.44%, 03/25/2040, Series 2010-16, Class WA(4)	84	86
6.50%, 03/25/2024, Series 1994-37, Class L(9)	0	0
6.50%, 03/25/2024, Series 1994-40, Class Z	1	1
6.50%, 04/25/2027, Series 1997-32, Class PG	3	3
6.50%, 07/18/2027, Series 1997-42, Class ZC(9)	0	0
6.50%, 09/25/2031, Series 2001-49, Class Z	3	3
6.50%, 10/25/2031, Series 2001-52, Class KB	2	2
6.50%, 04/25/2032, Series 2002-21, Class PE	9	9
6.50%, 05/25/2032, Series 2002-28, Class PK	18	19
6.50%, 06/25/2032, Series 2002-37, Class Z	9	9
6.50%, 07/25/2032, Series 2006-130, Class GI	29	3
6.50%, 08/25/2032, Series 2002-48, Class GH	22	23
6.50%, 02/25/2033, Series 2003-9, Class NZ	9	9
6.50%, 05/25/2033, Series 2003-33, Class IA	34	6
6.50%, 07/25/2036, Series 2006-63, Class ZH	87	91
6.50%, 07/25/2036, Series 2011-19, Class ZY	115	121
6.50%, 08/25/2036, Series 2006-78, Class BZ	10	10
6.50%, 08/25/2036, Series 2006-77, Class PC	34	35
6.50%, 09/25/2036, Series 2006-85, Class MZ	4	4
6.50%, 06/25/2037, Series 2007-92, Class YA	10	10
6.50%, 12/25/2037, Series 2007-112, Class MJ	69	71
6.50%, 06/25/2042, Series 2002-90, Class A1	33	34
6.59% (30-day Average SOFR + 22.61%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX(3)(5)	5	5
6.99% (30-day Average SOFR + 28.34%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK(3)(5)	9	9
7.00%, 04/25/2024, Series 1994-63, Class PK(9)	0	0
7.00%, 04/25/2024, Series 1994-62, Class PK	2	2
7.00%, 11/25/2026, Series 1996-48, Class Z	2	2
7.00%, 12/18/2027, Series 1997-81, Class PI(9)	2	0
7.00%, 03/25/2031, Series 2001-7, Class PF	1	1

7.00%, 07/25/2031, Series 2001-30, Class PM	6	6
7.00%, 08/25/2031, Series 2001-36, Class DE	12	12
7.00%, 09/25/2031, Series 2001-44, Class PU	2	2
7.00%, 09/25/2031, Series 2001-44, Class PD	3	3
7.00%, 09/25/2031, Series 2001-44, Class MY	16	16
7.00%, 11/25/2031, Series 2001-61, Class Z	23	24
7.00%, 05/25/2033, Series 2007-97, Class KI	64	5
7.00%, 07/25/2039, Series 2009-47, Class MT	1	1
7.00%, 11/25/2041, Series 2011-118, Class LB	357	380
7.00%, 11/25/2041, Series 2011-118, Class NT	369	393
7.00%, 11/25/2041, Series 2011-118, Class MT	453	479
7.19% (30-day Average SOFR + 39.21%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS(3)(5)	6	8
7.47% (30-day Average SOFR + 24.82%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA(3)(5)	2	2
7.50%, 04/18/2027, Series 1997-27, Class J	1	1
7.50%, 04/20/2027, Series 1997-29, Class J	2	2
7.50%, 05/20/2027, Series 1997-39, Class PD	6	6
7.50%, 12/18/2029, Series 1999-62, Class PB	2	2
7.50%, 02/25/2030, Series 2000-2, Class ZE	11	12
8.50%, 01/25/2025, Series 1995-2, Class Z(9)	0	0
8.50%, 01/25/2031, Series 2000-52, Class IO(9)	1	0
8.50% (30-day Average SOFR + 50.19%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK(3)(5)	7	7
8.80%, 01/25/2025, Series G95-1, Class C(9)	0	0
10.00% (30-day Average SOFR + 53.24%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST(3)(5)(9)	0	0
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	31	31
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	52	53
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	182	179
6.50%, 09/25/2042, Series 2003-W6, Class 3A	64	65
Fannie Mae Trust 2003-W8
5.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1(3)	16	16
7.00%, 10/25/2042, Series 2003-W8, Class 2A	70	72
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	115	120
Fannie Mae Trust 2004-W15
5.70% (30-day Average SOFR + 0.36%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF(3)	56	55
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	19	19
Fannie Mae Trust 2004-W8

7.50%, 06/25/2044, Series 2004-W8, Class 3A	17	17
Fannie Mae Trust 2005-W3
5.67% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF(3)	456	451
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	24	25
Fannie Mae Trust 2006-W2
3.90%, 11/25/2045, Series 2006-W2, Class 2A(4)	64	64
5.67% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1(3)	206	203
Fannie Mae Whole Loan
5.71% (30-day Average SOFR + 0.37%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1(3)	468	463
Fannie Mae-Aces
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	8,568	7,895
1.00%, 11/25/2033, Series 2021-M3, Class 1A1	1,340	1,290
1.20%, 10/25/2030, Series 2020-M50, Class A2	1,031	932
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	1,781	1,597
1.71%, 11/25/2031, Series 2022-M3, Class A2(4)	13,600	11,152
1.83%, 10/25/2030, Series 2020-M50, Class X1(4)	14,676	912
1.92%, 11/25/2033, Series 2021-M3, Class X1(4)	26,458	2,174
1.95%, 07/25/2030, Series 2020-M39, Class X1(4)	100,027	7,390
1.98%, 11/25/2028, Series 2020-M38, Class X2(4)	11,411	708
2.47%, 12/25/2026, Series 2017-M3, Class A2(4)	1,122	1,062
2.53%, 09/25/2024, Series 2015-M1, Class A2	884	865
2.55%, 12/25/2026, Series 2017-M4, Class A2(4)	6,286	5,959
2.59%, 12/25/2024, Series 2015-M7, Class A2	955	931
2.90%, 01/25/2025, Series 2015-M8, Class A2(4)	1,657	1,619
2.96%, 02/25/2027, Series 2017-M7, Class A2(4)	2,937	2,814
2.98%, 08/25/2029, Series 2017-M11, Class A2	2,113	1,971
3.02%, 08/25/2024, Series 2014-M13, Class A2(4)	541	532
3.06%, 06/25/2027, Series 2017-M12, Class A2(4)	3,538	3,395
3.06%, 05/25/2027, Series 2017-M8, Class A2(4)	4,056	3,890
3.06%, 03/25/2028, Series 2018-M4, Class A2(4)	2,954	2,811
3.07%, 02/25/2030, Series 2018-M3, Class A2(4)	2,307	2,159
3.07%, 04/25/2029, Series 2017-M5, Class A2(4)	3,181	3,011
3.09%, 04/25/2027, Series 2015-M10, Class A2(4)	4,365	4,203
3.30%, 06/25/2028, Series 2018-M8, Class A2(4)	4,672	4,491
3.36%, 07/25/2028, Series 2018-M10, Class A1(4)	87	86
3.36%, 07/25/2028, Series 2018-M10, Class A2(4)	6,977	6,697

3.50%, 01/25/2024, Series 2014-M3, Class A2(4)	513	511
3.55%, 09/25/2028, Series 2019-M1, Class A2(4)	6,362	6,161
3.63%, 08/25/2030, Series 2018-M12, Class A2(4)	5,611	5,386
4.47%, 03/25/2033, Series 2023-M8, Class A2(4)	7,835	7,864
FHLMC-Ginnie Mae
7.50%, 04/25/2024, Series 29, Class L(9)	0	0
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	50	25
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2024, Series 2006-FA6, Class 3A1(9)	1	0
First Horizon Alternative Mortgage Securities Trust 2007-FA4
0.18% (1 Month Term SOFR + 5.54%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2(3)(5)	532	48
Freddie Mac Gold Pool
2.00%, 01/01/2032	2,097	1,948
2.50%, 06/01/2028	224	214
2.50%, 03/01/2030	453	431
2.50%, 07/01/2030	1,206	1,146
2.50%, 07/01/2031	1,105	1,045
2.50%, 08/01/2031	633	588
2.50%, 11/01/2046	1,196	1,041
3.00%, 07/01/2028	384	372
3.00%, 08/01/2028	230	222
3.00%, 09/01/2028	877	849
3.00%, 10/01/2028	352	341
3.00%, 05/01/2029	352	334
3.00%, 09/01/2031	383	367
3.00%, 02/01/2032	2,326	2,228
3.00%, 07/01/2035	3,088	2,897
3.00%, 09/01/2036	1,230	1,148
3.00%, 08/01/2042	643	593
3.00%, 10/01/2042	1,711	1,575
3.00%, 11/01/2042	2,960	2,731
3.00%, 02/01/2043	149	137
3.00%, 03/01/2043	1,024	942
3.00%, 03/01/2043	2,053	1,889
3.00%, 04/01/2043	37	34
3.00%, 04/01/2043	5,901	5,431
3.00%, 06/01/2043	18	17
3.00%, 07/01/2043	11	10
3.00%, 07/01/2043	124	114
3.00%, 08/01/2043	242	223

3.00%, 08/01/2043	2,712	2,496
3.00%, 10/01/2043	5,643	5,193
3.00%, 05/01/2045	432	397
3.00%, 05/01/2045	1,212	1,109
3.00%, 06/01/2045	246	227
3.00%, 10/01/2045	1,907	1,755
3.00%, 10/01/2046	3,288	2,993
3.00%, 10/01/2046	9,626	8,793
3.00%, 01/01/2047	789	715
3.00%, 02/01/2047	4,414	4,005
3.00%, 03/01/2047	568	514
3.00%, 05/01/2047	6,831	6,229
3.50%, 01/01/2032	182	176
3.50%, 03/01/2032	70	68
3.50%, 02/01/2033	99	95
3.50%, 05/01/2033	76	73
3.50%, 05/01/2033	310	298
3.50%, 01/01/2034	2,549	2,460
3.50%, 04/01/2037	3,107	2,966
3.50%, 11/01/2037	839	799
3.50%, 05/01/2042	317	300
3.50%, 06/01/2042	141	134
3.50%, 06/01/2042	946	871
3.50%, 08/01/2042	197	186
3.50%, 09/01/2042	1,398	1,324
3.50%, 09/01/2042	1,878	1,776
3.50%, 10/01/2042	951	899
3.50%, 10/01/2042	4,895	4,632
3.50%, 11/01/2042	75	70
3.50%, 11/01/2042	420	397
3.50%, 11/01/2042	1,172	1,108
3.50%, 12/01/2042	1,147	1,086
3.50%, 01/01/2043	2,958	2,790
3.50%, 03/01/2043	253	239
3.50%, 05/01/2043	100	94
3.50%, 06/01/2043	287	270
3.50%, 06/01/2043	574	541
3.50%, 07/01/2043	202	190
3.50%, 10/01/2043	70	66
3.50%, 05/01/2044	6,869	6,482

3.50%, 01/01/2045	5,667	5,357
3.50%, 06/01/2045	502	470
3.50%, 12/01/2045	1,372	1,282
3.50%, 01/01/2046	3,246	3,047
3.50%, 05/01/2046	893	835
3.50%, 07/01/2046	1,494	1,396
3.50%, 08/01/2046	3,081	2,895
3.50%, 12/01/2046	2,850	2,664
3.50%, 01/01/2047	1,085	1,017
3.50%, 07/01/2047	15,819	14,836
3.50%, 10/01/2047	2,490	2,327
3.50%, 03/01/2048	1,926	1,804
4.00%, 09/01/2040	223	218
4.00%, 11/01/2040	13	12
4.00%, 11/01/2040	568	554
4.00%, 12/01/2040	162	158
4.00%, 12/01/2040	354	346
4.00%, 12/01/2040	368	357
4.00%, 12/01/2040	420	410
4.00%, 12/01/2040	443	432
4.00%, 01/01/2041	371	360
4.00%, 10/01/2041	1,485	1,446
4.00%, 11/01/2041	5	5
4.00%, 01/01/2042	59	57
4.00%, 05/01/2042	6	5
4.00%, 06/01/2042	725	704
4.00%, 10/01/2042	18	17
4.00%, 01/01/2043	103	100
4.00%, 09/01/2043	2,599	2,538
4.00%, 11/01/2043	26	26
4.00%, 11/01/2043	50	49
4.00%, 12/01/2043	79	77
4.00%, 12/01/2043	155	149
4.00%, 12/01/2043	477	464
4.00%, 01/01/2044	61	59
4.00%, 01/01/2044	157	153
4.00%, 03/01/2044	815	791
4.00%, 10/01/2044	2,517	2,434
4.00%, 01/01/2045	125	121
4.00%, 10/01/2045	164	158
4.00%, 10/01/2045	2,371	2,275

4.00%, 11/01/2045	3,477	3,357
4.00%, 01/01/2046	1,645	1,598
4.00%, 05/01/2046	85	82
4.00%, 06/01/2046	3,563	3,440
4.00%, 08/01/2046	895	864
4.00%, 01/01/2047	5,251	5,071
4.00%, 06/01/2047	1,270	1,226
4.50%, 11/01/2035	4	4
4.50%, 07/01/2039	57	57
4.50%, 10/01/2039	534	534
4.50%, 11/01/2039	603	603
4.50%, 11/01/2039	849	849
4.50%, 05/01/2040	308	308
4.50%, 08/01/2040	125	125
4.50%, 09/01/2040	104	104
4.50%, 09/01/2040	398	398
4.50%, 03/01/2041	79	79
4.50%, 05/01/2041	710	711
4.50%, 08/01/2041	196	196
4.50%, 12/01/2043	2,444	2,444
4.50%, 03/01/2044	183	182
4.50%, 05/01/2044	267	266
4.50%, 07/01/2044	22	21
4.50%, 07/01/2044	95	94
4.50%, 09/01/2044	633	630
4.50%, 09/01/2046	1,139	1,130
4.50%, 10/01/2046	926	919
4.50%, 11/01/2046	4,600	4,601
4.50%, 07/01/2047	450	446
4.50%, 07/01/2047	470	465
4.50%, 11/01/2047	312	308
5.00%, 01/01/2034	10	10
5.00%, 06/01/2034	23	23
5.00%, 09/01/2034	41	41
5.00%, 03/01/2035	10	10
5.00%, 08/01/2035	434	440
5.00%, 03/01/2036	1,016	1,034
5.00%, 07/01/2036	1	1
5.00%, 11/01/2036	27	27
5.00%, 03/01/2037	65	66

5.00%, 06/01/2037	73	74
5.00%, 08/01/2037	76	77
5.00%, 02/01/2038	101	103
5.00%, 03/01/2038	24	25
5.00%, 03/01/2038	91	93
5.00%, 03/01/2038	112	114
5.00%, 03/01/2038	118	120
5.00%, 04/01/2038	56	57
5.00%, 09/01/2038	13	13
5.00%, 09/01/2038	73	74
5.00%, 11/01/2038	1	1
5.00%, 11/01/2038	24	25
5.00%, 12/01/2038(9)	0	0
5.00%, 12/01/2038	86	87
5.00%, 02/01/2039	173	176
5.00%, 05/01/2039	4	4
5.00%, 10/01/2039	195	199
5.00%, 01/01/2040	46	47
5.00%, 03/01/2040	85	86
5.00%, 03/01/2040	782	796
5.00%, 08/01/2040	117	119
5.00%, 04/01/2041	432	440
5.00%, 06/01/2041	190	193
5.00%, 12/01/2047	1,200	1,196
5.00%, 02/01/2048	587	591
5.50%, 01/01/2033	16	16
5.50%, 10/01/2033	15	16
5.50%, 07/01/2035	36	37
5.50%, 01/01/2036	8	8
5.50%, 12/01/2036	15	15
5.50%, 05/01/2038	21	22
5.50%, 08/01/2038	29	30
5.50%, 01/01/2039	1,119	1,154
5.50%, 03/01/2040	9	10
5.50%, 05/01/2040	754	777
5.50%, 08/01/2040	301	310
6.00%, 10/01/2029	4	4
6.00%, 12/01/2033	8	9
6.00%, 01/01/2034	13	13
6.00%, 11/01/2036	5	5
6.00%, 12/01/2036	3	3

6.00%, 12/01/2036	7	7
6.50%, 01/01/2028	8	8
6.50%, 06/01/2029	4	4
6.50%, 08/01/2029	44	46
6.50%, 11/01/2034	3	3
6.50%, 01/01/2035	37	39
6.50%, 12/01/2035	5	5
6.50%, 12/01/2035	27	28
6.50%, 11/01/2036	7	7
6.50%, 11/01/2036	62	63
6.50%, 11/01/2036	82	84
6.50%, 12/01/2036	56	58
6.50%, 12/01/2036	114	118
6.50%, 01/01/2037	3	3
6.50%, 01/01/2037	5	5
6.50%, 02/01/2037	7	7
6.50%, 06/01/2037	4	4
6.50%, 11/01/2037	20	21
6.50%, 03/01/2038	22	24
7.00%, 04/01/2026(9)	0	0
7.00%, 12/01/2028	8	8
7.00%, 07/01/2029	1	1
7.00%, 01/01/2031	12	13
7.00%, 07/01/2032	2	2
7.00%, 08/01/2032	3	3
7.00%, 02/01/2037	4	4
7.50%, 08/01/2025(9)	0	0
7.50%, 01/01/2032	26	27
7.50%, 12/01/2036	84	86
7.50%, 01/01/2038	13	13
7.50%, 01/01/2038	36	38
7.50%, 09/01/2038	15	15
8.00%, 08/01/2024(9)	0	0
8.00%, 11/01/2024(9)	0	0
8.50%, 07/01/2028(9)	0	0
10.00%, 10/01/2030	1	1
Freddie Mac Multifamily Structured Pass-Through Certificates
0.72%, 12/25/2030, Series K124, Class X1(4)	40,515	1,612
1.21%, 10/25/2030, Series K120, Class XAM(4)	31,375	2,137
1.32%, 01/25/2030, Series K106, Class X1(4)	127,318	8,295

1.34%, 03/25/2026, Series K055, Class X1(4)	25,158	641
1.57%, 05/25/2030, Series K111, Class X1(4)	27,986	2,182
1.64%, 01/25/2030, Series K107, Class A2	1,890	1,620
1.89%, 01/25/2032, Series K138, Class AM	4,300	3,545
2.13%, 11/25/2031, Series K136, Class A2	14,260	12,098
2.40%, 03/25/2032, Series K142, Class A2	13,700	11,810
2.81%, 09/25/2024, Series KJ14, Class A2	1,714	1,687
2.92%, 06/25/2032, Series K146, Class A2	9,700	8,671
3.08%, 01/25/2031, Series K152, Class A2	4,126	3,781
3.19%, 09/25/2027, Series K069, Class A2(4)	11,650	11,177
3.21%, 04/25/2028, Series W5FX, Class AFX(4)	3,315	3,145
3.24%, 04/25/2027, Series K065, Class A2	3,316	3,198
3.24%, 08/25/2027, Series K068, Class A2	10,450	10,047
3.30%, 11/25/2027, Series K070, Class A2(4)	3,008	2,901
3.51%, 03/25/2029, Series K091, Class A2	2,527	2,429
3.71%, 09/25/2032, Series K-150, Class A2(4)	11,105	10,519
3.80%, 10/25/2032, Series K-151, Class A2(4)	12,850	12,249
3.82%, 12/25/2032, Series K-153, Class A2(4)	10,300	9,823
3.85%, 06/25/2028, Series K078, Class A2	7,875	7,710
3.90%, 10/25/2033, Series K158, Class A3(4)	6,500	6,128
4.28%, 07/25/2030, Series K752, Class A2	8,425	8,357
4.61%, 02/25/2033, Series KJ44, Class A2	7,500	7,448
5.03%, 10/25/2031, Series KJ48, Class A2	8,000	8,071
Freddie Mac Non Gold Pool
4.07% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(3)	7	8
4.16% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.78%, 1.78% Floor, 10.73% Cap), 01/01/2037(3)	17	17
4.17% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.93%, 1.93% Floor, 11.25% Cap), 12/01/2036(3)	25	25
4.33% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.90%, 1.90% Floor, 11.34% Cap), 02/01/2037(3)	13	13
4.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.92% Cap), 01/01/2035(3)	15	15
4.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.06% Cap), 01/01/2035(3)	51	52
4.54% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.04%, 2.04% Floor, 10.84% Cap), 03/01/2036(3)	31	31
4.67% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(3)	23	23
4.77% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.04%, 2.04% Floor, 10.96% Cap), 05/01/2037(3)	25	25

4.79% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 9.14% Cap), 04/01/2034(3)	6	6
4.98% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 10.10% Cap), 02/01/2036(3)	5	5
5.03% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.05% Cap), 11/01/2036(3)	10	10
5.04% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.87%, 1.91% Floor, 10.61% Cap), 05/01/2038(3)	3	3
5.09% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 11.03% Cap), 04/01/2038(3)	15	15
5.10% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.45% Cap), 05/01/2033(3)	33	34
5.23% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.99%, 1.99% Floor, 10.89% Cap), 06/01/2036(3)	50	49
5.25% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.58% Cap), 05/01/2036(3)	10	10
5.26% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.66% Cap), 05/01/2036(3)	33	33
5.47% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 11.01% Cap), 06/01/2036(3)	54	55
5.52% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.33%, 2.33% Floor, 10.90% Cap), 05/01/2036(3)	5	5
5.55% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.88%, 1.88% Floor, 11.16% Cap), 09/01/2036(3)	48	48
5.56% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.18%, 2.18% Floor, 11.08% Cap), 05/01/2037(3)	17	17
5.67% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.35% Cap), 07/01/2036(3)	15	15
5.73% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.84%, 1.84% Floor, 9.08% Cap), 07/01/2040(3)	13	13
5.75% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.69% Cap), 04/01/2030(3)(9)	0	0
5.76% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.35% Cap), 01/01/2027(3)	1	1
5.83% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.58%, 1.58% Floor, 11.72% Cap), 12/01/2036(3)	44	44
5.84% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.64% Cap), 11/01/2036(3)	12	13
5.85% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(3)	11	11
5.88% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(3)	1	1
5.89% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.64%, 1.64% Floor, 11.05% Cap), 11/01/2036(3)	23	23
5.91% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.12%, 2.12% Floor, 11.06% Cap), 05/01/2037(3)	2	2
5.92% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035(3)	5	5

5.92% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.97% Cap), 12/01/2036(3)	93	95
5.94% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036(3)	4	4
5.95% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.61% Cap), 11/01/2036(3)	12	12
5.96% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.84% Cap), 07/01/2036(3)	8	8
5.97% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.47%, 2.47% Floor, 11.60% Cap), 03/01/2036(3)	7	7
6.00% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(3)	4	4
6.01% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 11.28% Cap), 09/01/2036(3)	14	14
6.06% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.82% Cap), 09/01/2034(3)	36	36
6.12% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037(3)	2	2
6.19% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.45%, 2.47% Floor, 12.09% Cap), 03/01/2037(3)	2	2
6.19% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.07% Cap), 02/01/2036(3)	19	19
6.29% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.35% Cap), 11/01/2036(3)	28	29
6.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(3)	9	9
6.38% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.13%, 2.13% Floor, 10.93% Cap), 12/01/2036(3)	1	1
6.45% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.20%, 2.20% Floor, 10.83% Cap), 10/01/2036(3)	12	12
6.45% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.14% Cap), 09/01/2032(3)	1	1
6.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 10.88% Cap), 10/01/2036(3)	11	11
7.39% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.81% Cap), 05/01/2037(3)	37	37
7.40% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.79%, 1.79% Floor, 12.50% Cap), 07/01/2036(3)	20	21
7.45% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 12.39% Cap), 10/01/2036(3)	23	23
7.46% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.79%, 1.79% Floor, 12.87% Cap), 08/01/2036(3)	16	17
7.52% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035(3)	8	8
7.54% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.84%, 1.84% Floor, 12.23% Cap), 03/01/2037(3)	28	28
7.54% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2037(3)	5	5

7.55% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 13.05% Cap), 10/01/2036(3)	46	47
7.73% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.86%, 1.86% Floor, 12.44% Cap), 10/01/2036(3)	14	14
7.77% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(3)	24	24
7.85% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.43% Cap), 05/01/2037(3)	6	6
7.88% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.21% Cap), 05/01/2037(3)	24	24
Freddie Mac Pool
1.50%, 06/01/2037	2,761	2,401
1.50%, 12/01/2040	11,410	9,498
1.50%, 11/01/2050	7,337	5,724
1.50%, 03/01/2051	1,118	873
1.80%, 11/01/2028	14,000	12,391
2.00%, 08/01/2035	4,801	4,320
2.00%, 06/01/2036	1,196	1,078
2.00%, 06/01/2036	1,941	1,751
2.00%, 12/01/2036	11,866	10,635
2.00%, 01/01/2037	10,785	9,753
2.00%, 06/01/2040	1,363	1,175
2.00%, 12/01/2041	9,111	7,788
2.00%, 12/01/2041	17,038	14,558
2.00%, 03/01/2042	11,705	9,990
2.00%, 09/01/2050	3,642	2,993
2.00%, 09/01/2050	5,234	4,306
2.00%, 11/01/2050	563	463
2.00%, 11/01/2050	1,645	1,359
2.00%, 12/01/2050	1,513	1,243
2.00%, 02/01/2051	7,339	6,026
2.00%, 03/01/2051	7,946	6,523
2.00%, 05/01/2051	7,108	5,828
2.00%, 05/01/2051	7,919	6,585
2.00%, 05/01/2051	10,730	8,802
2.00%, 06/01/2051	6,030	4,931
2.00%, 07/01/2051	1,081	886
2.00%, 08/01/2051	5,056	4,143
2.00%, 08/01/2051	14,228	11,630
2.00%, 09/01/2051	8,623	7,152

2.00%, 11/01/2051	363	297
2.00%, 11/01/2051	418	343
2.00%, 11/01/2051	11,746	9,608
2.00%, 12/01/2051	3,417	2,796
2.00%, 12/01/2051	5,180	4,273
2.00%, 12/01/2051	16,081	13,150
2.00%, 02/01/2052	6,912	5,442
2.00%, 02/01/2052	16,739	13,808
2.00%, 03/01/2052	11,376	9,324
2.50%, 07/01/2035	361	335
2.50%, 12/01/2035	926	863
2.50%, 02/01/2042	10,079	8,964
2.50%, 07/01/2050	1,417	1,186
2.50%, 07/01/2050	13,754	11,798
2.50%, 07/01/2050	21,151	18,015
2.50%, 09/01/2050	829	706
2.50%, 10/01/2050	6,293	5,421
2.50%, 11/01/2050	2,019	1,728
2.50%, 02/01/2051	11,643	10,047
2.50%, 02/01/2051	11,968	10,394
2.50%, 02/01/2051	12,124	10,487
2.50%, 03/01/2051	595	514
2.50%, 04/01/2051	23,052	19,680
2.50%, 05/01/2051	3,201	2,730
2.50%, 05/01/2051	6,477	5,517
2.50%, 05/01/2051	8,355	7,164
2.50%, 06/01/2051	473	402
2.50%, 06/01/2051	1,339	1,139
2.50%, 07/01/2051	6,080	5,219
2.50%, 08/01/2051	6,662	5,695
2.50%, 10/01/2051	2,351	2,002
2.50%, 11/01/2051	10,440	8,999
2.50%, 11/01/2051	12,392	10,689
2.50%, 11/01/2051	16,510	14,131
2.50%, 02/01/2052	3,324	2,845
2.50%, 02/01/2052	4,514	3,841
2.50%, 02/01/2052	6,872	5,874
2.50%, 04/01/2052	5,875	5,063
3.00%, 04/01/2032	7,901	7,558
3.00%, 05/01/2037	1,334	1,265
3.00%, 01/01/2046	7,269	6,681

3.00%, 06/01/2048	10,978	9,742
3.00%, 08/01/2048	2,185	1,969
3.00%, 02/01/2049	9,363	8,559
3.00%, 10/01/2049	1,284	1,150
3.00%, 11/01/2049	967	867
3.00%, 12/01/2049	444	398
3.00%, 01/01/2050	1,395	1,249
3.00%, 01/01/2050	1,435	1,285
3.00%, 01/01/2050	1,969	1,765
3.00%, 02/01/2050	214	193
3.00%, 02/01/2050	6,950	6,227
3.00%, 02/01/2050	9,676	8,655
3.00%, 04/01/2050	1,565	1,402
3.00%, 06/01/2050	594	530
3.00%, 06/01/2050	7,273	6,548
3.00%, 07/01/2050	4,613	4,130
3.00%, 09/01/2050	46	41
3.00%, 09/01/2050	1,038	935
3.00%, 03/01/2051	1,788	1,605
3.00%, 04/01/2051	12,010	10,672
3.00%, 06/01/2051	2,798	2,474
3.00%, 01/01/2052	8,349	7,448
3.00%, 02/01/2052	939	838
3.00%, 02/01/2052	7,210	6,375
3.00%, 02/01/2052	9,891	8,753
3.00%, 02/01/2052	22,384	19,805
3.00%, 08/01/2052	1,556	1,376
3.50%, 08/01/2035	3,392	3,270
3.50%, 02/01/2042	777	736
3.50%, 08/01/2044	1,938	1,811
3.50%, 10/01/2047	175	163
3.50%, 03/01/2048	1,571	1,471
3.50%, 03/01/2048	3,685	3,446
3.50%, 10/01/2049	1,119	1,042
3.50%, 01/01/2051	10,768	10,045
3.50%, 04/01/2052	10,216	9,369
3.50%, 04/01/2052	17,932	16,439
3.50%, 04/01/2052	30,083	27,950
3.50%, 05/01/2052	42,704	39,182
3.50%, 06/01/2052	5,637	5,253

3.70%, 06/01/2034	11,150	10,425
3.75%, 08/01/2032	15,000	14,159
4.00%, 02/01/2046	3,729	3,636
4.00%, 08/01/2048	112	107
4.00%, 01/01/2049	2,751	2,647
4.00%, 07/01/2049	8,886	8,574
4.00%, 05/01/2050	370	353
4.00%, 02/01/2051	3,262	3,107
4.00%, 06/01/2052	12,830	12,136
4.00%, 08/01/2052	15,596	14,751
4.00%, 09/01/2052	352	333
4.00%, 10/01/2052	12,220	11,565
4.50%, 06/01/2048	2,509	2,475
4.50%, 12/01/2048	3,014	2,964
4.50%, 09/01/2050	4,508	4,430
4.50%, 05/01/2052	893	866
4.50%, 07/01/2052	1,452	1,408
4.50%, 08/01/2052	60,347	58,517
4.50%, 11/01/2052	8,013	7,770
5.00%, 08/01/2038	361	363
5.00%, 07/01/2052	5,682	5,635
5.00%, 10/01/2052	3,477	3,444
5.00%, 11/01/2052	5,932	5,876
5.50%, 11/01/2052	10,949	11,030
5.50%, 06/01/2053	7,457	7,492
6.00%, 12/01/2052	4,556	4,631
6.00%, 06/01/2053	7,724	7,846
6.50%, 09/01/2053	6,295	6,490
6.50%, 10/01/2053	4,451	4,567
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	128	134
6.00%, 05/15/2036, Series R007, Class ZA	168	176
Freddie Mac REMICS
0.00%, 02/15/2024, Series 1865, Class D(9)	0	0
0.00%, 05/15/2024, Series 2306, Class K(9)	0	0
0.00%, 09/15/2032, Series 3393, Class JO	426	375
0.00%, 12/15/2032, Series 2835, Class QO	8	7
0.00%, 07/15/2034, Series 3611, Class PO	46	40
0.00%, 02/15/2035, Series 2990, Class GO	15	13
0.00%, 04/15/2035, Series 3077, Class TO	6	6
0.00%, 08/15/2035, Series 3014, Class OD	4	3

0.00%, 09/15/2035, Series 3029, Class SO	11	10
0.00%, 02/15/2036, Series 3117, Class OG	7	6
0.00%, 02/15/2036, Series 3117, Class OK	10	9
0.00%, 02/15/2036, Series 3117, Class EO	11	10
0.00%, 02/15/2036, Series 3117, Class AO	21	19
0.00%, 03/15/2036, Series 3134, Class PO	3	2
0.00%, 03/15/2036, Series 3122, Class OP	12	11
0.00%, 03/15/2036, Series 3122, Class OH	13	11
0.00%, 04/15/2036, Series 3138, Class PO	15	13
0.00%, 04/15/2036, Series 3147, Class PO	25	23
0.00%, 04/15/2036, Series 3607, Class AO	29	24
0.00%, 04/15/2036, Series 3607, Class BO	52	45
0.00%, 05/15/2036, Series 3233, Class OP	4	3
0.00%, 05/15/2036, Series 3149, Class SO	9	7
0.00%, 05/15/2036, Series 3151, Class PO	18	15
0.00%, 05/15/2036, Series 3153, Class EO	22	19
0.00%, 06/15/2036, Series 3171, Class MO	30	27
0.00%, 07/15/2036, Series 3179, Class OA	10	8
0.00%, 08/15/2036, Series 3200, Class PO	17	14
0.00%, 09/15/2036, Series 3218, Class AO	8	6
0.00%, 09/15/2036, Series 3213, Class OA	9	8
0.00%, 10/15/2036, Series 3225, Class EO	18	14
0.00%, 12/15/2036, Series 3256, Class PO	10	8
0.00%, 01/15/2037, Series 3261, Class OA	10	8
0.00%, 02/15/2037, Series 3274, Class JO	3	3
0.00%, 02/15/2037, Series 3510, Class OD	24	20
0.00%, 03/15/2037, Series 3286, Class PO	1	1
0.00%, 04/15/2037, Series 3373, Class TO	11	9
0.00%, 05/15/2037, Series 3318, Class AO(9)	0	0
0.00%, 05/15/2037, Series 3316, Class PO	19	15
0.00%, 05/15/2037, Series 3607, Class PO	103	84
0.00%, 06/15/2037, Series 3326, Class JO	2	1
0.00%, 06/15/2037, Series 3331, Class PO	10	8
0.00%, 07/15/2037, Series 3607, Class OP	152	125
0.00%, 09/15/2037, Series 3365, Class PO	16	13
0.00%, 10/15/2039, Series 3607, Class TO	50	40
0.00%, 01/15/2040, Series 3802, Class LS(4)	237	13
0.00%, 01/15/2040, Series 3621, Class BO	43	37
0.00% (30-day Average SOFR + 17.12%, 17.50% Cap), 02/15/2040, Series 3632, Class BS(3)(5)	129	130
0.00%, 10/15/2049, Series 3582, Class PO	207	182

0.00% (30-day Average SOFR + 3.55%, 3.55% Cap), 10/25/2050, Series 5021, Class SB(3)(5)	13,737	605
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 05/25/2052, Series 5222, Class SA(3)(5)	2,049	63
0.40% (30-day Average SOFR + 5.74%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ(3)(5)	85	8
0.55% (30-day Average SOFR + 5.89%, 6.00% Cap), 01/15/2038, Series 3404, Class SC(3)(5)	133	10
0.55% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/15/2039, Series 3511, Class SA(3)(5)	38	3
0.55% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SB(3)(5)	108	8
0.55% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SC(3)(5)	101	10
0.65% (30-day Average SOFR + 5.99%, 6.10% Cap), 05/15/2039, Series 3531, Class SM(3)(5)(9)	6	0
0.69% (30-day Average SOFR + 6.03%, 6.14% Cap), 01/15/2037, Series 3260, Class CS(3)(5)	16	1
0.75% (30-day Average SOFR + 6.09%, 6.20% Cap), 06/15/2038, Series 3455, Class SE(3)(5)	65	7
0.80% (30-day Average SOFR + 6.14%, 6.25% Cap), 12/15/2039, Series 3608, Class SC(3)(5)	31	3
0.85% (30-day Average SOFR + 6.19%, 6.30% Cap), 05/15/2039, Series 3531, Class SA(3)(5)	54	1
0.97% (30-day Average SOFR + 6.31%, 6.42% Cap), 11/15/2037, Series 3387, Class SA(3)(5)	125	10
1.00% (30-day Average SOFR + 6.34%, 6.45% Cap), 03/15/2037, Series 3290, Class SB(3)(5)	33	2
1.00% (30-day Average SOFR + 6.34%, 6.45% Cap), 11/15/2037, Series 3383, Class SA(3)(5)	73	7
1.15% (30-day Average SOFR + 6.49%, 6.60% Cap), 07/15/2037, Series 3344, Class SL(3)(5)	17	2
1.20% (30-day Average SOFR + 6.54%, 6.65% Cap), 08/15/2036, Series 3202, Class HI(3)(5)	221	21
1.25% (30-day Average SOFR + 6.59%, 6.70% Cap), 10/15/2036, Series 3232, Class ST(3)(5)	28	2
1.35% (30-day Average SOFR + 6.69%, 6.80% Cap), 04/15/2038, Series 3424, Class PI(3)(5)	71	7
1.65% (30-day Average SOFR + 6.99%, 7.10% Cap), 07/15/2036, Series 3194, Class SA(3)(5)	5	1
1.82% (30-day Average SOFR + 19.62%, 20.00% Cap), 11/15/2035, Series 3064, Class SG(3)(5)	14	16
2.00%, 12/25/2051, Series 5190, Class EC	7,753	6,756
2.00%, 02/25/2052, Series 5197, Class EA	7,887	6,895
2.38% (30-day Average SOFR + 13.06%, 13.29% Cap), 07/15/2033, Series 2692, Class SC(3)(5)	12	12
2.50% (30-day Average SOFR + 7.84%, 7.95% Cap), 03/15/2032, Series 2444, Class ES(3)(5)	11	1
2.55% (30-day Average SOFR + 7.89%, 8.00% Cap), 02/15/2032, Series 2475, Class S(3)(5)	27	3
2.55% (30-day Average SOFR + 7.89%, 8.00% Cap), 03/15/2032, Series 2450, Class SW(3)(5)	7	1
2.96% (30-day Average SOFR + 16.73%, 17.03% Cap), 06/15/2035, Series 2990, Class WP(3)(5)(9)	0	0
3.00%, 08/15/2033, Series 4238, Class WY	232	220
3.00%, 06/15/2043, Series 4217, Class KY	206	180
3.00%, 12/15/2047, Series 4740, Class P	1,005	902
3.00%, 10/25/2050, Series 5019, Class IP	1,982	331
3.10% (30-day Average SOFR + 7.91%, 8.01% Cap), 10/15/2033, Series 2733, Class SB(3)(5)	219	209
3.20% (30-day Average SOFR + 8.54%, 8.65% Cap), 02/15/2032, Series 2410, Class QX(3)(5)(9)	4	0
3.24% (30-day Average SOFR + 16.59%, 16.88% Cap), 08/15/2025, Series 3022, Class SX(3)(5)	1	1
3.42% (30-day Average SOFR + 69.23%, 9.00% Cap), 03/15/2037, Series 3443, Class SY(3)(5)	9	10
3.50%, 01/15/2026, Series 3793, Class AB	211	207
3.50%, 09/25/2044, Series 5230, Class DM	14,943	14,247
3.50%, 12/15/2047, Series 4746, Class ZN	5,631	5,069
3.50%, 01/25/2051, Series 5228, Class BH	5,638	5,393
3.50%, 10/15/2053, Series 4821, Class MA	1,985	1,918

3.65% (10 Year CMT Index + -0.85%, 10.00% Cap), 03/15/2024, Series 1709, Class FA(3)(9)	0	0
3.82% (30-day Average SOFR + 17.16%, 17.45% Cap), 02/15/2038, Series 3422, Class SE(3)(5)	6	6
3.83% (30-day Average SOFR + 33.20%, 33.83% Cap), 04/15/2025, Series 2967, Class S(3)(5)	1	1
4.00%, 12/15/2024, Series 3614, Class QB	10	10
4.00%, 11/15/2041, Series 3957, Class B	120	115
4.00%, 12/15/2041, Series 3966, Class NA	116	112
4.00%, 11/25/2051, Series 5249, Class AB	8,007	7,722
4.04% (30-day Average SOFR + 27.52%, 28.03% Cap), 10/15/2025, Series 3051, Class DP(3)(5)	2	2
4.08% (30-day Average SOFR + 6.74%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL(3)(5)(9)	0	0
4.17% (30-day Average SOFR + 27.66%, 28.16% Cap), 02/15/2035, Series 2929, Class MS(3)(5)	19	18
4.50%, 06/15/2025, Series 3684, Class CY	38	38
4.50%, 12/15/2039, Series 3610, Class CA	1,321	1,290
4.50%, 05/15/2041, Series 3852, Class CE	352	348
4.50%, 09/15/2043, Series 4247, Class AY	1,000	968
4.50% (30-day Average SOFR + 16.25%, 16.50% Cap), 11/15/2033, Series 2780, Class SY(3)(5)	4	5
4.57% (30-day Average SOFR + 24.15%, 24.57% Cap), 01/15/2036, Series 3102, Class HS(3)(5)	2	2
4.67% (30-day Average SOFR + 19.35%, 19.66% Cap), 06/15/2036, Series 3523, Class SD(3)(5)	10	9
4.76% (30-day Average SOFR + 14.55%, 14.76% Cap), 09/15/2033, Series 2671, Class S(3)(5)	8	8
4.85% (30-day Average SOFR + 14.64%, 14.85% Cap), 06/15/2033, Series 2631, Class SA(3)(5)	29	31
5.00%, 12/15/2024, Series 2903, Class Z	1	1
5.00%, 04/15/2030, Series 3654, Class DC	424	425
5.00%, 07/15/2033, Series 2653, Class PZ	139	138
5.00%, 01/15/2034, Series 3920, Class LP	107	107
5.00%, 12/15/2040, Series 3770, Class ZB	605	610
5.00%, 05/15/2041, Series 3860, Class PZ	1,204	1,213
5.12%, 02/15/2039, Series 3546, Class A(4)	27	28
5.19% (30-day Average SOFR + 15.87%, 16.10% Cap), 02/15/2032, Series 2412, Class SP(3)(5)	13	14
5.32% (30-day Average SOFR + 19.20%, 19.50% Cap), 02/15/2032, Series 2410, Class QS(3)(5)	15	16
5.43% (30-day Average SOFR + 0.51%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ(3)	240	236
5.50%, 02/15/2034, Series 2744, Class PE(9)	0	0
5.50%, 08/15/2036, Series 3645, Class KZ	24	24
5.50%, 08/15/2036, Series 3200, Class AY	67	68
5.50%, 03/15/2038, Series 3423, Class PB	187	192
5.50%, 05/15/2038, Series 3453, Class B	9	9
5.50%, 01/15/2039, Series 3501, Class CB	77	78
5.50% (30-day Average SOFR + 26.80%, 5.50% Cap), 05/15/2041, Series 3852, Class QN(3)(5)	76	73
5.50% (30-day Average SOFR + 27.08%, 5.50% Cap), 05/15/2041, Series 3852, Class TP(3)(5)	191	194
5.51% (30-day Average SOFR + 18.33%, 18.60% Cap), 12/15/2032, Series 2571, Class SY(3)(5)	10	10
5.65%, 10/15/2038, Series 3895, Class WA(4)	33	33

5.75% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF(3)	38	38
5.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA(3)	21	21
5.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB(3)	185	184
5.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF(3)	259	253
5.89% (30-day Average SOFR + 0.55%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL(3)	15	14
5.90% (30-day Average SOFR + 0.56%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF(3)	860	846
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN(3)	347	343
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB(3)	147	144
6.00%, 06/15/2024, Series 1737, Class L(9)	0	0
6.00%, 05/15/2027, Series 1981, Class Z	3	3
6.00%, 07/15/2028, Series 2070, Class C	4	4
6.00%, 09/15/2028, Series 2086, Class GB	1	1
6.00%, 11/15/2028, Series 2095, Class PE	8	8
6.00%, 12/15/2028, Series 2106, Class ZD	19	19
6.00%, 01/15/2029, Series 2110, Class PG	22	22
6.00%, 02/15/2029, Series 2125, Class JZ	6	6
6.00%, 09/15/2032, Series 2500, Class MC	18	18
6.00%, 12/15/2032, Series 2544, Class HC	14	15
6.00%, 12/15/2032, Series 2543, Class YX	37	38
6.00%, 01/15/2033, Series 2552, Class ME	23	23
6.00%, 02/15/2033, Series 2567, Class QD	21	22
6.00%, 02/15/2033, Series 2575, Class ME	89	91
6.00%, 03/15/2033, Series 2596, Class QG	13	13
6.00%, 05/15/2034, Series 2802, Class OH	26	26
6.00%, 04/15/2035, Series 2968, Class EH	466	471
6.00%, 01/15/2036, Series 3101, Class UZ	53	56
6.00%, 03/15/2036, Series 3122, Class ZB	3	4
6.00%, 04/15/2036, Series 3219, Class DI	27	5
6.00%, 04/15/2036, Series 3137, Class XP	38	40
6.00%, 04/15/2036, Series 3819, Class ZQ	277	287
6.00%, 06/15/2036, Series 3164, Class MG	7	7
6.00%, 02/15/2037, Series 3274, Class B	22	23
6.00%, 04/15/2037, Series 3302, Class UT	26	27

6.00%, 05/15/2037, Series 3315, Class HZ	19	19
6.00%, 06/15/2038, Series 3461, Class LZ	7	7
6.00%, 06/15/2038, Series 3461, Class Z	156	158
6.00% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF(3)	184	183
6.00% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF(3)	192	191
6.05% (30-day Average SOFR + 0.71%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB(3)	4	4
6.05% (30-day Average SOFR + 0.71%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF(3)	77	77
6.05% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA(3)	8	7
6.10% (10 Year CMT Index + 10.60%, 10.00% Cap), 05/15/2024, Series 2306, Class SE(3)(5)(9)	0	0
6.13% (30-day Average SOFR + 0.79%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF(3)	249	249
6.15% (30-day Average SOFR + 0.81%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL(3)(9)	0	0
6.20% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY(3)	17	17
6.25%, 08/15/2028, Series 2075, Class PM	11	11
6.25%, 02/15/2029, Series 2126, Class CB	20	20
6.25% (30-day Average SOFR + 0.91%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF(3)	22	22
6.35% (30-day Average SOFR + 1.01%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO(3)	12	12
6.38%, 02/15/2032, Series 2410, Class OE(9)	0	0
6.50%, 03/15/2026, Series 1829, Class ZB(9)	0	0
6.50%, 07/15/2026, Series 1863, Class Z(9)	0	0
6.50%, 01/15/2027, Series 1927, Class ZA	2	2
6.50%, 12/15/2027, Series 2019, Class Z	3	3
6.50%, 06/15/2028, Series 2063, Class PG	4	4
6.50%, 08/15/2028, Series 2075, Class PH	10	10
6.50%, 05/15/2031, Series 2313, Class LA	1	1
6.50%, 08/15/2031, Series 2351, Class PZ	5	5
6.50%, 08/15/2031, Series 2345, Class NE	6	6
6.50%, 08/15/2031, Series 2344, Class ZJ	8	8
6.50%, 08/15/2031, Series 2344, Class ZD	62	64
6.50%, 10/15/2031, Series 2367, Class ME	7	8
6.50%, 01/15/2032, Series 2399, Class OH	8	8

6.50%, 01/15/2032, Series 2399, Class TH	9	9
6.50%, 02/15/2032, Series 2410, Class NG	11	11
6.50%, 02/15/2032, Series 2420, Class XK	14	14
6.50%, 03/15/2032, Series 2430, Class WF	16	17
6.50%, 03/15/2032, Series 2423, Class TB	18	18
6.50%, 04/15/2032, Series 2441, Class GF	4	4
6.50%, 04/15/2032, Series 2435, Class CJ	24	25
6.50%, 04/15/2032, Series 2434, Class ZA	27	28
6.50%, 05/15/2032, Series 2455, Class GK	13	13
6.50%, 06/15/2032, Series 2466, Class DH	4	5
6.50%, 06/15/2032, Series 2458, Class ZM	9	9
6.50%, 06/15/2032, Series 2466, Class PH	16	16
6.50%, 07/15/2032, Series 2474, Class NR	14	15
6.50%, 07/15/2032, Series 2484, Class LZ	19	19
6.50%, 03/15/2033, Series 2586, Class WI	8	1
6.50%, 07/15/2036, Series 3195, Class PD	25	25
6.50%, 07/15/2036, Series 3181, Class AZ	31	33
6.65% (30-day Average SOFR + 1.31%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA(3)	6	6
6.95% (30-day Average SOFR + 30.05%, 30.55% Cap), 03/15/2029, Series 2132, Class SB(3)(5)	1	1
7.00%, 01/15/2024, Series 1658, Class GZ(9)	0	0
7.00%, 02/15/2024, Series 1671, Class L(9)	0	0
7.00%, 03/15/2024, Series 1695, Class EB(9)	0	0
7.00%, 03/15/2024, Series 1706, Class K(9)	0	0
7.00%, 03/15/2028, Series 2038, Class PN(9)	3	0
7.00%, 06/15/2028, Series 2064, Class TE(9)	0	0
7.00%, 10/15/2028, Series 2089, Class PJ(9)	4	0
7.00%, 04/15/2029, Series 2141, Class IO(9)	0	0
7.00%, 06/15/2029, Series 2169, Class TB	20	21
7.00%, 07/15/2029, Series 2172, Class QC	12	13
7.00%, 08/15/2029, Series 2176, Class OJ	6	6
7.00%, 01/15/2030, Series 2208, Class PG	11	11
7.00%, 10/15/2030, Series 2259, Class ZM	9	9
7.00%, 03/15/2031, Series 2296, Class PD	6	7
7.00%, 06/15/2031, Series 2325, Class PM	3	4
7.00%, 07/15/2031, Series 2332, Class ZH	11	11
7.00%, 03/15/2032, Series 2423, Class MC	10	10
7.00%, 03/15/2032, Series 2423, Class MT	11	12
7.00%, 04/15/2032, Series 2436, Class MC	5	5
7.00%, 04/15/2032, Series 2434, Class TC	20	21
7.00%, 05/15/2032, Series 2450, Class GZ	13	14

7.00%, 12/15/2036, Series 3704, Class CT	525	557
7.25%, 07/15/2027, Series 1970, Class PG(9)	0	0
7.25%, 09/15/2030, Series 2256, Class MC	6	7
7.25%, 12/15/2030, Series 2271, Class PC	9	9
7.50%, 04/15/2024, Series 1720, Class PL(9)	0	0
7.50%, 08/15/2024, Series 1745, Class D(9)	0	0
7.50%, 09/15/2026, Series 1890, Class H	1	1
7.50%, 01/15/2027, Series 1963, Class Z	2	2
7.50%, 01/15/2027, Series 1927, Class PH	5	5
7.50%, 09/15/2027, Series 1987, Class PE	2	2
7.50%, 03/15/2028, Series 2040, Class PE	7	7
7.50%, 05/15/2028, Series 2054, Class PV	3	3
7.50%, 06/15/2029, Series 2163, Class PC(9)	2	0
7.50%, 11/15/2029, Series 2196, Class TL(9)	0	0
7.50%, 05/15/2030, Series 2234, Class PZ	3	3
7.50%, 08/15/2030, Series 2247, Class Z	3	3
7.50%, 10/15/2030, Series 2262, Class Z	1	1
7.50%, 11/15/2036, Series 3704, Class DT	233	250
7.50%, 12/15/2036, Series 3704, Class ET	189	204
7.54%, 11/15/2046, Series 3688, Class GT(4)	257	276
7.67% (30-day Average SOFR + 2.33%, 8.32% Cap), 07/15/2034, Series 3305, Class MG(3)	18	18
8.00%, 09/15/2026, Series 1899, Class ZE	2	2
8.00%, 11/15/2029, Series 2201, Class C	3	4
8.00%, 01/15/2030, Series 2209, Class TC	3	3
8.00%, 01/15/2030, Series 2210, Class Z	12	13
8.00%, 03/15/2030, Series 2224, Class CB	3	3
8.00%, 04/15/2030, Series 2230, Class Z	4	4
8.50%, 06/15/2031, Series 2359, Class ZB	10	11
10.00% (ECOFIN + 44.15%, 10.00% Cap), 02/15/2024, Series 1671, Class QC(3)(5)(9)	0	0
17.58% (ECOFIN + 31.43%, 31.43% Cap), 03/15/2024, Series 2033, Class SN(3)(5)(9)	0	0
Freddie Mac STACR REMIC Trust 2021-DNA3
7.44% (30-day Average SOFR + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(3)	10,610	10,643
Freddie Mac STACR REMIC Trust 2021-DNA5
6.99% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(3)	736	739
Freddie Mac STACR REMIC Trust 2021-DNA7
6.19% (30-day Average SOFR + 0.85%), 11/25/2041, Series 2021-DNA7, Class M1(1)(3)	263	261
Freddie Mac STACR REMIC Trust 2021-HQA3
6.19% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(3)	19,503	19,300
Freddie Mac STACR REMIC Trust 2022-DNA1
6.34% (30-day Average SOFR + 1.00%), 01/25/2042, Series 2022-DNA1, Class M1A(1)(3)	5,391	5,374

Freddie Mac STACR REMIC Trust 2022-DNA2
6.64% (30-day Average SOFR + 1.30%), 02/25/2042, Series 2022-DNA2, Class M1A(1)(3)	3,353	3,353
Freddie Mac STACR REMIC Trust 2022-DNA6
7.49% (30-day Average SOFR + 2.15%), 09/25/2042, Series 2022-DNA6, Class M1A(1)(3)	1,814	1,831
Freddie Mac STACR REMIC Trust 2022-DNA7
7.84% (30-day Average SOFR + 2.50%), 03/25/2052, Series 2022-DNA7, Class M1A(1)(3)	5,243	5,325
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	16	15
0.00%, 09/15/2043, Series 310, Class PO	358	274
0.00%, 10/25/2053, Series 406, Class PO	1,015	815
2.25% (30-day Average SOFR + 7.59%, 7.70% Cap), 08/15/2036, Series 239, Class S30(3)(5)	150	20
3.00%, 08/15/2042, Series 267, Class 30	541	496
3.00%, 01/15/2043, Series 299, Class 300	114	104
3.50%, 07/15/2042, Series 262, Class 35	2,048	1,935
5.00%, 09/15/2035, Series 233, Class 12	42	7
5.00%, 09/15/2035, Series 233, Class 11	49	9
5.00%, 09/15/2035, Series 233, Class 13	78	13
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1(3)	390	381
6.00% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1(3)	693	680
6.00% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2(3)	366	359
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	12	9
0.00%, 09/25/2043, Series T-58, Class APO	13	10
0.00%, 10/25/2043, Series T-59, Class 1AP	15	8
2.32%, 10/25/2037, Series T-76, Class 2A(4)	606	601
4.36%, 07/25/2032, Series T-41, Class 3A(4)	36	34
4.41%, 07/25/2033, Series T-48, Class 1A(4)	104	99
5.23%, 05/25/2043, Series T-56, Class A5	356	339
6.21% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1(3)	221	201
6.50%, 02/25/2043, Series T-54, Class 2A	170	176
7.00%, 02/25/2043, Series T-54, Class 3A	54	58
7.00%, 10/25/2043, Series T-59, Class 1A2	180	184
7.50%, 02/25/2042, Series T-42, Class A5	144	147
7.50%, 08/25/2042, Series T-51, Class 2A(4)	30	30
7.50%, 07/25/2043, Series T-57, Class 1A3	33	36
7.50%, 09/25/2043, Series T-58, Class 4A	185	189

FREMF 2014-K40 Mortgage Trust
4.05%, 11/25/2047, Series 2014-K40, Class C(1)(4)	2,273	2,234
FREMF 2014-K41 Mortgage Trust
3.83%, 11/25/2047, Series 2014-K41, Class C(1)(4)	6,000	5,871
FREMF 2015-K44 Mortgage Trust
3.72%, 01/25/2048, Series 2015-K44, Class B(1)(4)	3,510	3,425
FREMF 2015-K45 Mortgage Trust
3.61%, 04/25/2048, Series 2015-K45, Class B(1)(4)	2,135	2,083
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048, Series 2015-K49, Class C(1)(4)	4,000	3,862
FREMF 2015-K51 Mortgage Trust
3.95%, 10/25/2048, Series 2015-K51, Class C(1)(4)	1,500	1,450
FREMF 2016-K52 Mortgage Trust
3.93%, 01/25/2049, Series 2016-K52, Class B(1)(4)	4,750	4,605
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049, Series 2016-K59, Class B(1)(4)	2,450	2,337
FREMF 2017-KGS1 Mortgage Trust
7.95% (30-day Average SOFR + 2.61%, 2.50% Floor), 10/25/2027, Series 2017-KGL1, Class BFL(1)(3)	4,424	4,227
FREMF 2019-K92 Mortgage Trust
4.20%, 05/25/2052, Series 2019-K92, Class B(1)(4)	6,595	6,237
Ginnie Mae
0.00%, 06/16/2033, Series 2003-52, Class AP	15	14
0.00%, 06/20/2034, Series 2004-46, Class PO	28	26
0.00%, 08/20/2035, Series 2010-14, Class CO	64	56
0.00%, 10/20/2035, Series 2005-82, Class PO	16	14
0.00%, 11/20/2035, Series 2010-14, Class BO	22	19
0.00%, 03/20/2036, Series 2006-16, Class OP	19	16
0.00%, 05/20/2036, Series 2006-22, Class AO	27	25
0.00%, 07/20/2036, Series 2006-34, Class PO	4	3
0.00%, 03/20/2037, Series 2007-57, Class PO	14	13
0.00%, 04/16/2037, Series 2007-17, Class JO	38	32
0.00%, 05/20/2037, Series 2007-28, Class BO	5	5
0.00%, 06/16/2037, Series 2007-36, Class HO	9	9
0.00%, 06/16/2037, Series 2007-35, Class PO	97	85
0.00%, 11/16/2037, Series 2009-79, Class OK	99	87
0.00%, 01/20/2038, Series 2008-1, Class PO	4	3
0.00%, 12/20/2040, Series 2010-157, Class OP	206	173
0.00% (1 Month Term SOFR + 3.25%, 0.02% Cap), 01/20/2050, Series 2021-165, Class ST(3)(5)	2,593	1
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-46, Class S(3)(5)	4,245	83
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-51, Class SC(3)(5)	19,733	650

0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-68, Class SP(3)(5)	5,263	170
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-66, Class SB(3)(5)	6,497	233
0.00% (30-day Average SOFR + 3.75%, 3.75% Cap), 04/20/2052, Series 2022-78, Class SB(3)(5)	11,469	401
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 04/20/2052, Series 2022-78, Class MS(3)(5)	17,390	537
0.00% (30-day Average SOFR + 3.65%, 3.65% Cap), 05/20/2052, Series 2022-93, Class GS(3)(5)	4,025	111
0.00% (30-day Average SOFR + 3.95%, 3.95% Cap), 07/20/2052, Series 2022-133, Class SA(3)(5)	8,827	237
0.00% (30-day Average SOFR + 3.76%, 3.76% Cap), 07/20/2052, Series 2022-126, Class CS(3)(5)	24,114	547
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 08/20/2052, Series 2022-148, Class DS(3)(5)	8,996	227
0.23% (1 Month Term SOFR + 5.59%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS(3)(5)	97	5
0.43% (1 Month Term SOFR + 5.79%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US(3)(5)	87	3
0.44%, 06/20/2067, Series 2017-H14, Class XI(4)	7,394	254
0.48% (1 Month Term SOFR + 5.84%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA(3)(5)	68	4
0.48% (1 Month Term SOFR + 5.84%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA(3)(5)	66	2
0.53% (1 Month Term SOFR + 5.89%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI(3)(5)	64	1
0.53% (1 Month Term SOFR + 5.89%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST(3)(5)	521	24
0.53% (1 Month Term SOFR + 5.89%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC(3)(5)(9)	24	0
0.53% (1 Month Term SOFR + 5.89%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL(3)(5)	54	1
0.57% (1 Month Term SOFR + 5.93%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH(3)(5)(9)	41	0
0.61% (1 Month Term SOFR + 5.97%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC(3)(5)(9)	100	0
0.61% (1 Month Term SOFR + 5.97%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC(3)(5)	91	6
0.62% (1 Month Term SOFR + 5.98%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB(3)(5)	179	14
0.63% (1 Month Term SOFR + 5.99%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA(3)(5)(9)	35	0
0.63% (1 Month Term SOFR + 5.99%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN(3)(5)	83	5
0.63% (1 Month Term SOFR + 5.99%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI(3)(5)	163	9
0.68% (1 Month Term SOFR + 6.04%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC(3)(5)	46	1
0.68% (1 Month Term SOFR + 6.04%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS(3)(5)	72	2
0.73% (1 Month Term SOFR + 6.09%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI(3)(5)	71	4
0.73% (1 Month Term SOFR + 6.09%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD(3)(5)	35	1
0.73% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC(3)(5)	64	2
0.73% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD(3)(5)	70	2
0.73% (1 Month Term SOFR + 6.09%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA(3)(5)	21	1
0.73% (1 Month Term SOFR + 6.09%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S(3)(5)	182	3
0.78% (1 Month Term SOFR + 6.14%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM(3)(5)	101	7
0.78% (1 Month Term SOFR + 6.14%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ(3)(5)	52	1
0.80% (1 Month Term SOFR + 6.16%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA(3)(5)	109	6
0.80%, 05/20/2067, Series 2017-H11, Class LI(4)	7,194	615
0.83% (1 Month Term SOFR + 6.19%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI(3)(5)	224	19
0.83% (1 Month Term SOFR + 6.19%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH(3)(5)(9)	84	0
0.83% (1 Month Term SOFR + 6.19%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS(3)(5)	37	1
0.93% (1 Month Term SOFR + 6.29%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA(3)(5)	262	16
0.93% (1 Month Term SOFR + 6.29%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS(3)(5)	152	13

1.00% (1 Month Term SOFR + 6.36%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE(3)(5)	40	1
1.03% (1 Month Term SOFR + 6.39%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB(3)(5)	124	2
1.04% (1 Month Term SOFR + 6.40%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI(3)(5)	68	2
1.07% (1 Month Term SOFR + 6.43%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL(3)(5)	68	1
1.08% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA(3)(5)(9)	23	0
1.08% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA(3)(5)	33	1
1.08% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL(3)(5)	117	10
1.08% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES(3)(5)	58	2
1.08% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US(3)(5)	56	1
1.08% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY(3)(5)	85	3
1.13% (1 Month Term SOFR + 6.49%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM(3)(5)	132	7
1.17% (1 Month Term SOFR + 6.53%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA(3)(5)	80	4
1.21% (1 Month Term SOFR + 6.57%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN(3)(5)	76	2
1.23% (1 Month Term SOFR + 6.59%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD(3)(5)	36	2
1.28% (1 Month Term SOFR + 6.64%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK(3)(5)	108	8
1.28% (1 Month Term SOFR + 6.64%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD(3)(5)	55	3
1.33% (1 Month Term SOFR + 6.69%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS(3)(5)	54	51
1.33% (1 Month Term SOFR + 6.69%, 6.80% Cap), 11/20/2036, Series 2006-65, Class SA(3)(5)(9)	57	0
1.34% (1 Month Term SOFR + 6.70%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI(3)(5)	98	9
1.65%, 01/20/2063, Series 2013-H01, Class FA	1	1
1.65%, 02/20/2063, Series 2013-H04, Class BA	5	5
1.65%, 04/20/2063, Series 2013-H09, Class HA	7	7
1.83% (1 Month Term SOFR + 7.19%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS(3)(5)	156	5
2.00% (1 Month Term SOFR + 22.30%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA(3)(5)	3	3
2.00%, 01/01/2054(10)	47,635	40,329
2.13% (1 Month Term SOFR + 7.49%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE(3)(5)	37	2
2.23% (1 Month Term SOFR + 7.59%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS(3)(5)	37	2
2.23% (1 Month Term SOFR + 7.59%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP(3)(5)(9)	9	0
2.46% (1 Month Term SOFR + 13.17%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP(3)(5)	9	9
2.50%, 01/01/2054(10)	3,280	2,869
2.59% (1 Month Term SOFR + 28.90%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB(3)(5)	12	12
2.59% (1 Month Term SOFR + 20.45%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP(3)(5)	7	7
2.78% (1 Month Term SOFR + 8.14%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA(3)(5)(9)	6	0
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000	878
3.00%, 10/20/2045, Series 2015-144, Class HP	588	526
3.00%, 02/20/2047, Series 2018-7, Class GA	707	664
3.00%, 09/20/2047, Series 2017-139, Class BA	765	696
3.00%, 01/01/2054(10)	2,970	2,689
3.25% (1 Month Term SOFR + 16.16%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP(3)(5)	28	29
3.50%, 07/20/2046, Series 2018-160, Class PA	742	716

3.50%, 09/20/2046, Series 2018-34, Class DL	1,266	1,222
3.50%, 01/01/2053(10)	3,250	3,027
3.53% (1 Month Term SOFR + 19.61%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK(3)(5)	7	7
3.71%, 01/20/2042, Series 2012-141, Class WC(4)	145	137
3.79% (1 Month Term SOFR + 19.86%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW(3)(5)	13	14
3.93% (1 Month Term SOFR + 0.66%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA(3)	1	1
3.94% (1 Month Term SOFR + 0.66%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA(3)	2	2
4.00%, 01/01/2054(10)	3,535	3,375
4.03%, 09/16/2042, Series 2012-141, Class WB(4)	97	93
4.32% (1 Month Term SOFR + 23.96%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS(3)(5)	9	9
4.43%, 04/20/2043, Series 2013-91, Class WA(4)	130	124
4.50%, 01/01/2054(10)	4,145	4,045
4.51%, 11/16/2041, Series 2012-141, Class WA(4)	169	165
4.56%, 10/20/2041, Series 2014-188, Class W(4)	246	242
4.60% (1 Month Term SOFR + 0.71%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE(3)	4	4
4.61% (1 Month Term SOFR + 19.35%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S(3)(5)	16	17
4.67%, 09/20/2041, Series 2013-26, Class AK(4)	135	134
4.68%, 10/20/2042, Series 2014-41, Class W(4)	489	479
4.68% (1 Month Term SOFR + 16.47%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM(3)(5)(9)	0	0
4.69% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA(3)	4	4
4.77%, 03/20/2048, Series 2020-30, Class PT(4)	6,066	6,001
4.87% (1 Month Term SOFR + 0.81%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF(3)	8	8
4.87% (1 Month Term SOFR + 0.76%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF(3)	8	8
4.88% (1 Month Term SOFR + 0.66%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA(3)	4	4
4.91%, 11/20/2042, Series 2013-54, Class WA(4)	98	97
4.98% (1 Month Term SOFR + 0.69%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA(3)	5	5
5.00%, 01/01/2054(10)	6,980	6,931
5.04% (1 Month Term SOFR + 0.41%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF(3)(9)	0	0
5.11%, 06/20/2040, Series 2013-75, Class WA(4)	72	72
5.14%, 07/20/2060, Series 2010-H17, Class XQ(4)	2	1
5.33%, 01/20/2039, Series 2014-6, Class W(4)	302	305
5.50%, 04/20/2033, Series 2003-25, Class PZ	84	84
5.50%, 03/16/2034, Series 2004-17, Class MZ	1,279	1,277
5.50%, 07/20/2035, Series 2005-56, Class IC	11	1
5.50%, 09/20/2035, Series 2005-72, Class AZ	52	52
5.50%, 02/20/2038, Series 2008-17, Class IO(9)	12	0
5.50%, 05/20/2039, Series 2009-33, Class CI	15	1
5.50%, 09/20/2039, Series 2009-75, Class MN	309	311
5.50%, 10/20/2039, Series 2009-87, Class BE	358	363
5.50%, 01/01/2054(10)	8,180	8,239

5.50% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA(3)	18	18
5.50% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA(3)(9)	0	0
5.54%, 01/20/2038, Series 2015-137, Class WA(4)	282	290
5.56%, 10/20/2036, Series 2006-57, Class PZ	65	64
5.58%, 08/20/2038, Series 2012-59, Class WA(4)	107	109
5.59%, 07/20/2040, Series 2011-137, Class WA(4)	101	104
5.59% (1 Month Term SOFR + 0.54%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG(3)	9	9
5.59% (1 Month Term SOFR + 0.41%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA(3)(9)	0	0
5.68%, 08/20/2034, Series 2010-103, Class WA(4)	31	32
5.75%, 07/20/2038, Series 2008-69, Class QD	19	19
5.76% (1 Month Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA(3)	144	143
5.77% (1 Month Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN(3)	31	31
5.78% (1 Month Term SOFR + 0.45%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD(3)	791	786
5.83%, 10/20/2033, Series 2010-41, Class WA(4)	55	56
5.85% (1 Month Term SOFR + 0.52%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA(3)	226	225
5.86% (1 Month Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA(3)	124	123
5.87%, 12/20/2038, Series 2011-163, Class WA(4)	236	242
5.87%, 02/20/2037, Series 2011-22, Class WA(4)	22	23
5.88% (1 Month Term SOFR + 0.55%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL(3)	1,927	1,916
5.89% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA(3)	466	464
5.89% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA(3)	447	445
5.90%, 04/20/2037, Series 2010-129, Class AW(4)	38	39
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA(3)	120	119
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA(3)	42	42
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD(3)	375	373

5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF(3)	588	586
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE(3)	1,843	1,833
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA(3)	330	328
5.91% (1 Month Term SOFR + 0.58%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES(3)	621	617
5.92% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC(3)	2,158	2,137
5.92% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC(3)	3,865	3,848
5.92% (1 Month Term SOFR + 0.59%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC(3)	3,208	3,192
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA(3)	622	620
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA(3)	1,312	1,305
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA(3)	1,073	1,068
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC(3)	1,258	1,244
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA(3)	626	624
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV(3)	3,057	3,040
5.95% (1 Month Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA(3)	367	365
6.00% (1 Month Term SOFR + 0.67%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF(3)	2,870	2,856
6.00%, 09/16/2033, Series 2003-75, Class ZX	46	46
6.00%, 06/20/2034, Series 2004-49, Class Z	113	115
6.00%, 12/20/2035, Series 2005-91, Class PI	23	2
6.00%, 06/20/2038, Series 2008-50, Class KB	43	45
6.00%, 05/20/2039, Series 2009-33, Class TI	20	2
6.04% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA(3)	511	510
6.04% (1 Month Term SOFR + 0.71%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA(3)	1,888	1,881
6.04% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA(3)	3,437	3,425
6.04% (1 Month Term SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF(3)	1,038	1,029

6.09% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD(3)	418	418
6.09% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB(3)	1,166	1,165
6.09% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB(3)	631	629
6.11%, 11/20/2038, Series 2011-97, Class WA(4)	59	61
6.13% (1 Month Term SOFR + 0.80%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA(3)	1,873	1,870
6.14% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS(3)	447	446
6.29% (1 Month Term SOFR + 0.93%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA(3)	159	160
6.50%, 07/20/2032, Series 2002-52, Class GH	30	30
6.50%, 01/20/2033, Series 2003-58, Class BE	40	39
6.50%, 05/20/2033, Series 2003-46, Class MG	30	30
6.50%, 07/20/2036, Series 2006-33, Class Z	118	121
6.50%, 08/20/2036, Series 2006-38, Class ZK	148	148
6.50%, 03/20/2039, Series 2009-14, Class KI	23	2
6.50%, 03/20/2039, Series 2009-14, Class NI	53	5
6.72% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF(3)	11,830	12,020
7.00% (1 Month Term SOFR + 43.78%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST(3)(5)	12	12
7.00%, 08/16/2039, Series 2009-104, Class AB	10	9
7.00%, 10/16/2040, Series 2010-130, Class CP	184	195
Ginnie Mae I Pool
3.00%, 05/15/2043	238	217
3.00%, 07/15/2045	555	498
3.50%, 01/15/2042	1,773	1,675
3.50%, 03/15/2043	700	661
3.50%, 04/15/2043	1,484	1,402
3.50%, 06/15/2043	694	656
3.50%, 07/15/2043	313	296
4.00%, 06/15/2039	167	162
4.00%, 10/15/2040	91	89
4.50%, 04/15/2040	654	650
5.50%, 04/15/2033	145	147
5.50%, 06/15/2033	1	1
5.50%, 12/15/2033	5	5
5.50%, 07/15/2034	2	2
5.50%, 09/15/2034	2	2

6.00%, 11/15/2028(9)	0	0
6.50%, 03/15/2028	2	3
6.50%, 09/15/2028	4	4
6.50%, 10/15/2028(9)	0	0
6.50%, 01/15/2032	27	28
6.50%, 07/15/2032	2	2
6.50%, 02/15/2033	6	6
6.50%, 04/15/2033	5	5
6.50%, 12/15/2035	25	26
7.00%, 09/15/2031	29	30
7.00%, 02/15/2033	4	4
7.00%, 06/15/2033	9	9
7.00%, 06/15/2035	63	66
7.00%, 04/15/2037	6	6
7.50%, 11/15/2026(9)	0	0
7.50%, 07/15/2027(9)	0	0
7.50%, 09/15/2028	1	1
7.50%, 10/15/2037	14	15
8.00%, 08/15/2028(9)	0	0
Ginnie Mae II Pool
2.00%, 03/20/2051	4,294	3,636
2.00%, 07/20/2051	2,512	2,127
2.00%, 10/20/2051	2,430	2,057
2.00%, 12/20/2051	463	392
2.50%, 12/20/2046	947	839
2.50%, 06/20/2050	1,733	1,523
2.50%, 09/20/2050	53	47
2.50%, 09/20/2050	2,973	2,589
2.50%, 09/20/2050	4,682	4,139
2.50%, 10/20/2050	243	213
2.50%, 11/20/2050	185	162
2.50%, 12/20/2050	3,698	3,240
2.50%, 01/20/2051	2,122	1,855
2.50%, 02/20/2051	13,211	11,558
2.50%, 03/20/2051	12,365	10,643
2.50%, 03/20/2051	15,268	13,352
2.50%, 04/20/2051	12,494	10,936
2.50%, 05/20/2051	9,373	8,204
2.50%, 06/20/2051	13,504	11,762
2.50%, 08/20/2051	58,237	50,928
2.50%, 09/20/2051	13,821	12,086

2.50%, 10/20/2051	6,896	6,030
2.50%, 11/20/2051	16,360	14,305
2.50%, 12/20/2051	23,385	20,449
2.50%, 02/20/2053	3,269	2,860
2.93%, 10/20/2070(4)	6,591	5,836
3.00%, 06/20/2042	130	119
3.00%, 08/20/2042	1,684	1,553
3.00%, 11/20/2042	952	878
3.00%, 12/20/2042	486	448
3.00%, 01/20/2043	482	445
3.00%, 04/20/2043	1,187	1,094
3.00%, 09/20/2043	367	339
3.00%, 10/20/2043	58	54
3.00%, 01/20/2044	327	302
3.00%, 07/20/2044	126	116
3.00%, 12/20/2044	200	184
3.00%, 04/20/2045	1,795	1,655
3.00%, 05/20/2045	319	294
3.00%, 07/20/2045	766	705
3.00%, 10/20/2045	873	804
3.00%, 11/20/2045	212	195
3.00%, 02/20/2046	305	281
3.00%, 04/20/2046	1,807	1,662
3.00%, 05/20/2046	77	71
3.00%, 07/20/2046	1,487	1,367
3.00%, 08/20/2046	11,186	10,278
3.00%, 09/20/2046	513	471
3.00%, 01/20/2047	1,207	1,108
3.00%, 02/20/2047	1,805	1,657
3.00%, 03/20/2047	192	176
3.00%, 10/20/2047	9,586	8,785
3.00%, 04/20/2049	467	428
3.00%, 07/20/2049	2,187	1,997
3.00%, 10/20/2049	4,847	4,423
3.00%, 11/20/2049	4,723	4,309
3.00%, 12/20/2049(8)	6,314	5,760
3.00%, 01/20/2050	6,509	5,938
3.00%, 02/20/2050	110	100
3.00%, 09/20/2050	322	293
3.00%, 09/20/2050	2,438	2,211

3.00%, 09/20/2050	6,747	6,106
3.00%, 05/20/2051	4,728	4,291
3.00%, 07/20/2051	27,459	24,889
3.00%, 08/20/2051	20,663	18,744
3.00%, 09/20/2051	3,187	2,886
3.00%, 10/20/2051	3,878	3,513
3.00%, 11/20/2051	433	392
3.00%, 12/20/2051	2,027	1,835
3.00%, 12/20/2051	5,151	4,784
3.02%, 12/20/2070(4)	3,390	2,989
3.03%, 06/20/2070(4)	4,254	3,775
3.08%, 09/20/2070(4)	3,992	3,547
3.09%, 12/20/2071(4)	9,410	8,261
3.47%, 04/20/2072(4)	3,285	2,926
3.50%, 06/20/2042	8,683	8,239
3.50%, 10/20/2042	1,852	1,758
3.50%, 11/20/2042	643	610
3.50%, 05/20/2043	448	425
3.50%, 03/20/2045	455	430
3.50%, 04/20/2045	3,463	3,273
3.50%, 10/20/2045	2,915	2,749
3.50%, 01/20/2046	1,764	1,666
3.50%, 02/20/2046	5,216	4,920
3.50%, 03/20/2046	1,408	1,327
3.50%, 04/20/2046	11,110	10,475
3.50%, 05/20/2046	3,532	3,330
3.50%, 06/20/2046	1,435	1,346
3.50%, 07/20/2046(8)	3,170	2,989
3.50%, 08/20/2046	471	444
3.50%, 09/20/2046	367	345
3.50%, 11/20/2046	562	530
3.50%, 12/20/2046	2,520	2,375
3.50%, 01/20/2047	16	15
3.50%, 02/20/2047	2,529	2,383
3.50%, 03/20/2047	109	103
3.50%, 04/20/2047	258	244
3.50%, 05/20/2047	2,614	2,463
3.50%, 07/20/2047	2,108	1,987
3.50%, 08/20/2047	230	217
3.50%, 11/20/2047	4,538	4,273
3.50%, 12/20/2047	753	710

3.50%, 02/20/2048	9,086	8,553
3.50%, 04/20/2048	3,160	2,974
3.50%, 06/20/2049	731	688
3.50%, 11/20/2049	2,662	2,505
3.50%, 08/20/2050	6,831	6,357
3.50%, 01/20/2051	8,036	7,380
3.50%, 06/20/2051	1,663	1,556
3.50%, 02/20/2052	1,998	1,868
3.50%, 02/20/2052	3,349	3,128
3.50%, 02/20/2052	5,013	4,613
4.00%, 10/20/2040	770	754
4.00%, 06/20/2042	1,082	1,054
4.00%, 10/20/2042	2,468	2,419
4.00%, 12/20/2042	1,272	1,247
4.00%, 02/20/2043	528	518
4.00%, 10/20/2043	1,406	1,377
4.00%, 11/20/2044	783	761
4.00%, 12/20/2044	582	569
4.00%, 03/20/2045	158	154
4.00%, 05/20/2045	1,846	1,802
4.00%, 07/20/2045	444	432
4.00%, 08/20/2045	4,262	4,155
4.00%, 11/20/2045	1,337	1,299
4.00%, 01/20/2046	315	306
4.00%, 03/20/2046	340	331
4.00%, 04/20/2046	889	862
4.00%, 05/20/2046	1,499	1,454
4.00%, 06/20/2046	705	684
4.00%, 11/20/2046	634	613
4.00%, 02/20/2047	924	892
4.00%, 03/20/2047	1,856	1,789
4.00%, 05/20/2047	146	140
4.00%, 05/20/2047	154	149
4.00%, 06/20/2047	1,222	1,178
4.00%, 07/20/2047	2,880	2,776
4.00%, 09/20/2047	842	813
4.00%, 12/20/2047	1,227	1,182
4.00%, 01/20/2048	681	657
4.00%, 06/20/2048	2,022	1,945
4.00%, 01/20/2050	2,382	2,296

4.00%, 12/20/2051	4,211	3,963
4.00%, 12/20/2051	10,786	10,152
4.00%, 04/20/2052	4,067	3,881
4.00%, 06/20/2052	996	951
4.00%, 08/20/2052	29,913	28,543
4.00%, 11/20/2052	2,949	2,814
4.25%, 12/20/2047	1,002	969
4.50%, 06/20/2040	267	268
4.50%, 01/20/2041	238	238
4.50%, 03/20/2041	210	210
4.50%, 05/20/2041	104	104
4.50%, 06/20/2041	747	748
4.50%, 09/20/2041	255	255
4.50%, 09/20/2043	569	567
4.50%, 10/20/2043	1,096	1,098
4.50%, 12/20/2043	603	603
4.50%, 10/20/2045	6,302	6,284
4.50%, 01/20/2046	894	893
4.50%, 07/20/2046	402	403
4.50%, 09/20/2046	799	785
4.50%, 11/20/2046	1,220	1,220
4.50%, 03/20/2047	214	213
4.50%, 07/20/2047	2,018	2,001
4.50%, 08/20/2047	533	528
4.50%, 09/20/2047	2,762	2,741
4.50%, 01/20/2048	391	386
4.50%, 02/20/2048	1,759	1,741
4.50%, 03/20/2048	195	193
4.50%, 04/20/2048	163	161
4.50%, 04/20/2048	1,167	1,148
4.50%, 04/20/2048	1,183	1,158
4.50%, 04/20/2048	1,408	1,382
4.50%, 05/20/2048	699	682
4.50%, 05/20/2048	1,832	1,784
4.50%, 05/20/2048	2,496	2,450
4.50%, 09/20/2048	398	393
4.50%, 11/20/2049	5,033	4,910
4.50%, 01/20/2053	12,173	11,881
5.00%, 10/20/2037	152	155
5.00%, 07/20/2040	70	71
5.00%, 06/20/2044	311	316

5.00%, 07/20/2044	262	267
5.00%, 08/20/2045	332	338
5.00%, 09/20/2046	769	783
5.00%, 10/20/2047	105	107
5.00%, 11/20/2047	531	535
5.00%, 06/20/2048	716	726
5.00%, 07/20/2048	226	232
5.00%, 07/20/2048	1,287	1,290
5.00%, 02/20/2049	2,638	2,647
5.00%, 07/20/2049	274	282
5.00%, 08/20/2049	5,117	5,218
5.00%, 09/20/2049	2,958	2,947
5.00%, 05/20/2052	3,505	3,425
5.50%, 09/20/2039	44	46
5.50%, 07/20/2053	1,633	1,661
6.00%, 03/20/2028	1	1
6.00%, 11/20/2033	2	2
6.00%, 09/20/2038	179	186
6.00%, 11/20/2038	1	1
6.00%, 08/20/2039	84	88
6.00%, 01/20/2053	2,957	3,007
6.50%, 07/20/2029	25	26
6.59% (1 Year CMT Index + 1.47%, 1.47% Floor, 6.59% Cap), 11/20/2071(3)	3,538	3,589
6.71% (1 Year CMT Index + 1.57%, 1.57% Floor, 6.71% Cap), 11/20/2071(3)	4,472	4,557
6.76% (1 Year CMT Index + 1.64%, 1.64% Floor, 6.76% Cap), 11/20/2071(3)	4,037	4,128
6.84% (1 Year CMT Index + 1.74%, 1.74% Floor, 6.84% Cap), 10/20/2071(3)	10,721	11,009
6.84% (1 Year CMT Index + 1.76%, 1.76% Floor, 6.84% Cap), 08/20/2071(3)	9,926	10,203
6.86% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.86% Cap), 10/20/2071(3)	10,994	11,293
6.86% (1 Year CMT Index + 1.79%, 1.79% Floor, 6.86% Cap), 09/20/2071(3)	10,032	10,328
6.89% (1 Year CMT Index + 1.77%, 1.77% Floor, 6.90% Cap), 11/20/2071(3)	10,739	11,049
6.91% (1 Year CMT Index + 1.84%, 1.84% Floor, 6.91% Cap), 08/20/2071(3)	10,026	10,340
6.92% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.92% Cap), 11/20/2071(3)	11,719	12,050
7.00% (1 Year CMT Index + 1.78%, 1.78% Floor, 7.00% Cap), 12/20/2071(3)	10,173	10,474
7.00%, 08/20/2038	7	7
7.12% (1 Year CMT Index + 1.64%, 1.64% Floor, 8.69% Cap), 05/20/2072(3)	10,079	10,329
7.14% (1 Year CMT Index + 1.66%, 1.67% Floor, 8.25% Cap), 04/20/2072(3)	13,588	13,936
7.17% (1 Year CMT Index + 1.70%, 1.70% Floor, 8.40% Cap), 04/20/2072(3)	10,082	10,351
7.18% (1 Year CMT Index + 1.71%, 1.71% Floor, 7.86% Cap), 03/20/2072(3)	10,527	10,817
7.22% (1 Year CMT Index + 1.73%, 1.73% Floor, 8.37% Cap), 04/20/2072(3)	9,358	9,614
7.30% (1 Year CMT Index + 1.82%, 1.82% Floor, 8.49% Cap), 04/20/2072(3)	3,345	3,454

7.30% (1 Year CMT Index + 1.83%, 1.83% Floor, 9.68% Cap), 07/20/2072(3)	10,506	10,885
7.44% (1 Year CMT Index + 1.96%, 1.96% Floor, 8.15% Cap), 03/20/2072(3)	9,550	9,908
7.50%, 02/20/2028(9)	0	0
7.50%, 09/20/2028	1	1
8.00%, 12/20/2025(9)	0	0
8.00%, 06/20/2026(9)	0	0
8.00%, 08/20/2026(9)	0	0
8.00%, 09/20/2026(9)	0	0
8.00%, 11/20/2026(9)	0	0
8.00%, 10/20/2027	1	1
8.00%, 11/20/2027	1	1
8.00%, 12/20/2027(9)	0	0
8.00%, 09/20/2028(9)	0	0
8.50%, 04/20/2025(9)	0	0
8.50%, 05/20/2025(9)	0	0
GMACM Mortgage Loan Trust 2005-AR3
3.86%, 06/19/2035, Series 2005-AR3, Class 3A4(4)	27	25
Government National Mortgage Association
0.00% (1 Month Term SOFR + 3.75%, 3.86% Cap), 09/20/2048, Series 2018-121, Class KS(3)(5)	5,094	128
0.00% (1 Month Term SOFR + 3.73%, 3.84% Cap), 10/20/2048, Series 2018-148, Class DS(3)(5)	6,318	174
0.00% (1 Month Term SOFR + 3.69%, 3.80% Cap), 11/20/2048, Series 2018-151, Class SL(3)(5)	3,845	109
0.00% (1 Month Term SOFR + 3.19%, 2.00% Cap), 11/20/2048, Series 2018-155, Class PS(3)(5)	11,687	208
0.00% (1 Month Term SOFR + 2.70%, 2.81% Cap), 07/20/2049, Series 2019-92, Class S(3)(5)	19,773	296
0.00% (1 Month Term SOFR + 2.97%, 3.08% Cap), 08/20/2049, Series 2019-97, Class MS(3)(5)	11,611	213
0.00% (1 Month Term SOFR + 3.24%, 3.35% Cap), 08/20/2049, Series 2019-99, Class SA(3)(5)	9,969	218
GS Mortgage Securities Corp. Trust 2021-RENT
6.18% (1 Month Term SOFR + 0.81%, 0.70% Floor), 11/21/2035, Series 2021-RENT, Class A(1)(3)	5,072	5,013
GS Mortgage Securities Trust
4.26%, 07/10/2051, Series 2018-GS10, Class A3(4)	28,521	27,889
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047, Series 2014-GC26, Class A4	4,188	4,112
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048, Series 2015-GC28, Class A4	8,235	8,103
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	11,387	10,795
3.44%, 11/10/2049, Series 2016-GS4, Class A4(4)	1,317	1,250
GSMPS Mortgage Loan Trust 2004-4
5.87% (1 Month Term SOFR + 0.51%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF(1)(3)	33	29
GSMPS Mortgage Loan Trust 2005-RP2
5.82% (1 Month Term SOFR + 0.46%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF(1)(3)	56	49
GSMPS Mortgage Loan Trust 2005-RP3

0.00%, 09/25/2035, Series 2005-RP3, Class 1AS(1)(4)	285	3
5.82% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF(1)(3)	386	324
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	5	5
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	10	10
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	23	23
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	19	20
GSR Mortgage Loan Trust 2005-5F
5.50% (1 Month Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3(3)	9	9
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	44	42
GSR Mortgage Loan Trust 2005-AR6
4.02%, 09/25/2035, Series 2005-AR6, Class 3A1(4)	3	3
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	12	21
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	172	84
Home RE 2019-1 Ltd.
7.10% (30-day Average SOFR + 1.76%), 05/25/2029, Series 2019-1, Class M1(1)(3)	513	513
Home RE 2022-1 Ltd.
8.19% (30-day Average SOFR + 2.85%), 10/25/2034, Series 2022-1, Class M1A(1)(3)	6,251	6,296
HPA 2022-SFR1
3.95%, 04/15/2026(4)	9,833	9,489
Impac CMB Trust Series 2004-4
5.36%, 09/25/2034, Series 2004-4, Class 2A2(2)	5	5
Impac CMB Trust Series 2004-7
6.21% (1 Month Term SOFR + 0.85%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1(3)	227	221
Impac CMB Trust Series 2005-4
6.07% (1 Month Term SOFR + 0.41%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1(3)	66	61
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	33	26
Impac Secured Assets Trust 2006-1
6.17% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1(3)	48	43
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)	5,445	5,200

JP Morgan Alternative Loan Trust
4.41%, 03/25/2036, Series 2006-A1, Class 2A1(4)	15	11
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.16%, 08/12/2037, Series 2005-CB11, Class X1(1)(4)	723	1
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X(4)(9)	174	0
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
6.98% (1 Month Term SOFR + 1.61%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A(1)(3)	6,252	5,767
JP Morgan Mortgage Trust 2004-A3
5.63%, 07/25/2034, Series 2004-A3, Class 4A1(4)	1	1
JP Morgan Mortgage Trust 2004-A4
5.95%, 09/25/2034, Series 2004-A4, Class 1A1(4)	7	6
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	2	2
JP Morgan Mortgage Trust 2005-A1
4.87%, 02/25/2035, Series 2005-A1, Class 3A4(4)	25	24
JP Morgan Mortgage Trust 2005-A4
5.53%, 07/25/2035, Series 2005-A4, Class 1A1(4)	4	4
JP Morgan Mortgage Trust 2006-A2
5.59%, 08/25/2034, Series 2006-A2, Class 4A1(4)	172	172
6.13%, 11/25/2033, Series 2006-A2, Class 5A3(4)	56	53
JP Morgan Mortgage Trust 2006-A3
4.53%, 08/25/2034, Series 2006-A3, Class 6A1(4)	15	15
JP Morgan Mortgage Trust 2006-A7
4.36%, 01/25/2037, Series 2006-A7, Class 2A4R(4)	42	34
JP Morgan Mortgage Trust 2007-A1
5.04%, 07/25/2035, Series 2007-A1, Class 5A1(4)	17	17
5.04%, 07/25/2035, Series 2007-A1, Class 5A2(4)	264	259
JP Morgan Mortgage Trust 2007-A2
4.66%, 04/25/2037, Series 2007-A2, Class 2A3(4)	90	66
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047, Series 2014-C25, Class A4A1	6,042	5,915
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	6,324	6,111
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000	18,322
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2(1)	1,027	909
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3(1)	15,067	14,263
Legacy Mortgage Asset Trust 2019-PR1

7.86%, 09/25/2059, Series 2019-PR1, Class A1(1)(2)	8,603	8,589
Legacy Mortgage Asset Trust 2020-GS1
5.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(2)	3,506	3,502
Legacy Mortgage Asset Trust 2021-GS1
1.89%, 10/25/2066, Series 2021-GS1, Class A1(1)(2)	4,614	4,522
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(2)	4,642	4,481
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(2)	2,019	1,920
Lehman Mortgage Trust 2006-2
5.79%, 04/25/2036, Series 2006-2, Class 1A1(4)	35	23
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	8	6
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	218	69
LHOME Mortgage Trust 2021-RTL1
3.09%, 02/25/2026, Series 2021-RTL1, Class A1(1)(4)	178	177
MASTR Adjustable Rate Mortgages Trust 2004-13
5.87%, 04/21/2034, Series 2004-13, Class 2A1(4)	45	43
MASTR Adjustable Rate Mortgages Trust 2004-15
6.45%, 12/25/2034, Series 2004-15, Class 3A1(4)	7	6
MASTR Adjustable Rate Mortgages Trust 2004-3
3.84%, 04/25/2034, Series 2004-3, Class 4A2(4)	17	15
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033, Series 2003-9, Class 2A1	20	20
6.00%, 01/25/2034, Series 2003-9, Class 8A1	8	8
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	109	108
6.25%, 04/25/2034, Series 2004-3, Class 2A1	16	16
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	14	10
6.00%, 07/25/2034, Series 2004-6, Class 7A1	9	9
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	10	7
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	8	6
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	1	1
5.00%, 12/25/2033, Series 2003-12, Class 6A1	7	7
MASTR Asset Securitization Trust 2004-1

0.00%, 02/25/2034, Series 2004-1, Class 30PO	1	1
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	18	17
MASTR Reperforming Loan Trust 2005-2
5.82% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F(1)(3)	606	315
MASTR Reperforming Loan Trust 2006-2
4.13%, 05/25/2036, Series 2006-2, Class 1A1(1)(4)	63	50
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO(1)	9	6
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
6.33%, 06/25/2037, Series 2007-3, Class 1A3(4)	4	4
Merrill Lynch Mortgage Investors Trust Series 2003-A5
5.46%, 08/25/2033, Series 2003-A5, Class 2A6(4)	12	11
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
6.09% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1(3)	23	22
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
6.11% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1(3)	20	19
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
4.76%, 12/25/2034, Series 2004-1, Class 2A1(4)	26	24
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
5.93% (1 Month Term SOFR + 0.57%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1(3)	9	9
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
6.24% (6 Month Term SOFR + 1.03%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2(3)	15	15
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
4.93%, 08/25/2034, Series 2004-A4, Class A2(4)	26	24
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
4.34%, 02/25/2035, Series 2005-A2, Class A1(4)	50	46
MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1(1)(4)	8,494	7,497
MHC Commercial Mortgage Trust 2021-MHC
6.83% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(3)	10,424	10,267
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1(1)(4)	1,476	1,375
Mill City Securities 2021-RS1 Ltd.
2.91%, 04/28/2066, Series 2021-RS1, Class A1(1)(4)	6,583	6,031
MNR ABS ISSUER I LLC

8.95%, 01/15/2024(11)	5,000	5,000
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048, Series 2015-C20, Class A4	3,652	3,550
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050, Series 2015-C23, Class A3	17,305	16,828
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3	4,106	3,980
3.73%, 05/15/2048, Series 2015-C24, Class A4	6,507	6,296
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5	7,086	6,581
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
3.72%, 12/15/2049, Series 2016-C32, Class A4	8,436	8,011
Morgan Stanley Capital I Trust 2015-UBS8
3.81%, 12/15/2048, Series 2015-UBS8, Class A4	6,675	6,424
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	19,530	18,290
Morgan Stanley Mortgage Loan Trust 2004-3
5.65%, 04/25/2034, Series 2004-3, Class 4A(4)	71	70
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)	6,108	3,726
2.72%, 12/15/2036, Series 2019-PARK, Class A(1)	9,990	8,691
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
5.96% (1 Month Term SOFR + 0.59%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1(3)	53	50
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
5.92% (1 Month Term SOFR + 0.55%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1(3)	13	12
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1(1)(4)	30	26
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3(1)(4)	1,280	1,211
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1(1)(4)	2,127	2,011
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1(1)(4)	1,236	1,166
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1(1)(4)	1,625	1,446
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	2	2
6.00%, 05/25/2033, Series 2003-A1, Class A2	5	5

7.00%, 04/25/2033, Series 2003-A1, Class A5	8	8
Oaktown Re VII Ltd.
6.94% (30-day Average SOFR + 1.60%, 1.60% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(3)	9,577	9,581
OBX 2022-NQM2 Trust
2.96%, 01/25/2062, Series 2022-NQM2, Class A1(1)(4)	7,864	6,990
OBX 2022-NQM5 Trust
4.31%, 05/25/2062, Series 2022-NQM5, Class A1(1)(2)	9,006	8,797
PMT Credit Risk Transfer Trust 2021-1R
8.37% (1 Month Term SOFR + 3.01%, 2.90% Floor), 02/27/2024, Series 2021-1R, Class A(1)(3)	8,859	8,814
PMT Credit Risk Transfer Trust 2023-1R
9.74% (30-day Average SOFR + 4.40%), 03/27/2025, Series 2023-1R, Class A(1)(3)	8,680	8,751
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	22	21
PRPM 2021-RPL1 LLC
1.32%, 07/25/2051, Series 2021-RPL1, Class A1(1)(2)	2,701	2,431
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1(1)(2)	6,463	6,113
RALI Series 2002-QS16 Trust
5.18% (1 Month Term SOFR + 16.38%, 16.62% Cap), 10/25/2049, Series 2002-QS16, Class A3(3)(5)(9)	0	0
RALI Series 2003-QS9 Trust
2.08% (1 Month Term SOFR + 7.44%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3(3)(5)	1	1
RALI Series 2005-QA6 Trust
5.68%, 05/25/2035, Series 2005-QA6, Class A32(4)	73	43
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	8	6
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031, Series 2013-SMV, Class A(1)	496	440
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO(1)	4	2
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	1,194	1,158
RT FIN 2023 LLC
7.85%, 01/15/2024(1)(11)	7,001	6,988
Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	2,360	2,122
Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	9,090	8,436
Seasoned Credit Risk Transfer Trust Series 2018-2
3.50%, 11/25/2057, Series 2018-2, Class MT	5,486	4,894
Seasoned Credit Risk Transfer Trust Series 2018-4

3.50%, 03/25/2058, Series 2018-4, Class MZ	9,583	7,013
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	6,317	5,626
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880	3,211
Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	4,181	3,884
Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	5,112	4,557
Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	4,726	3,739
3.00%, 05/25/2060, Series 2020-3, Class M5TW	5,506	4,920
Seasoned Credit Risk Transfer Trust Series 2022-1
3.25%, 11/25/2061, Series 2022-1, Class MTU	8,702	7,540
Seasoned Credit Risk Transfer Trust Series 2023-1
3.00%, 10/25/2062, Series 2023-1, Class MT	8,645	7,324
Sequoia Mortgage Trust 2004-10
6.09% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A(3)	17	16
Sequoia Mortgage Trust 2004-11
6.07% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1(3)	42	37
Sequoia Mortgage Trust 2004-12
6.00% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3(3)	46	45
Sequoia Mortgage Trust 2004-8
6.17% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1(3)	340	298
6.61% (6 Month Term SOFR + 1.17%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2(3)	53	49
Series RR 2014-1 Trust
0.00%, 05/25/2047, Series 2014-1, Class A(1)	1,603	1,562
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A(1)	9,955	8,224
Starwood Mortgage Residential Trust 2022-1
2.45%, 12/25/2066, Series 2022-1, Class A1(1)(4)	14,323	12,210
Structured Asset Mortgage Investments II Trust 2004-AR5
6.13% (1 Month Term SOFR + 0.77%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1(3)	45	42
Structured Asset Mortgage Investments II Trust 2005-AR5

5.97% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3(3)	180	163
Structured Asset Mortgage Investments Trust 2003-CL1
5.87% (1 Month Term SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1(3)	71	69
Structured Asset Securities Corp.
4.89%, 02/25/2034, Series 2004-4XS, Class 1A5(2)	100	96
5.82% (1 Month Term SOFR + 0.46%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A(1)(3)	41	35
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A
5.67%, 11/25/2033, Series 2003-34A, Class 3A3(4)	7	7
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-37A
5.46%, 12/25/2033, Series 2003-37A, Class 8A2(4)	587	563
5.80%, 12/25/2033, Series 2003-37A, Class 2A(4)	62	60
Thornburg Mortgage Securities Trust 2003-4
6.11% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1(3)	209	196
Thornburg Mortgage Securities Trust 2003-5
5.06%, 10/25/2043, Series 2003-5, Class 3A(4)	819	779
Thornburg Mortgage Securities Trust 2004-4
5.24%, 12/25/2044, Series 2004-4, Class 3A(4)	109	104
Thornburg Mortgage Securities Trust 2005-1
4.22%, 04/25/2045, Series 2005-1, Class A3(4)	245	234
Towd Point Mortgage Trust
7.29%, 10/25/2063, Series 2023-CES2, Class A1A(1)(4)	3,435	3,515
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1(1)(4)	1,932	1,849
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1(1)(4)	1,511	1,467
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1(1)(4)	3,365	3,211
Towd Point Mortgage Trust 2019-HY3
6.47% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A(1)(3)	718	722
Towd Point Mortgage Trust 2020-2
1.64%, 04/25/2060, Series 2020-2, Class A1A(1)(4)	17,685	15,679
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1(1)	2,178	1,915
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1(1)(4)	13,365	11,497
Towd Point Mortgage Trust 2021-SJ1
2.25%, 07/25/2068, Series 2021-SJ1, Class A1(1)(4)	6,726	6,325
Towd Point Mortgage Trust 2021-SJ2

2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(4)	9,524	8,953
Towd Point Mortgage Trust 2022-2
3.75%, 07/01/2062, Series 2022-2, Class A1(1)(4)	15,397	14,344
Towd Point Mortgage Trust 2022-3
3.75%, 08/01/2062, Series 2022-3, Class A1(1)(4)	14,944	14,090
Towd Point Mortgage Trust 2023-1
3.75%, 01/25/2063, Series 2023-1, Class A1(1)	7,499	7,089
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500	20,152
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	8,450	7,970
UBS-BAMLL Trust 2012-WRM
3.66%, 06/10/2030, Series 2012-WRM, Class A(1)	57	52
Vendee Mortgage Trust 1994-1
3.86%, 02/15/2024, Series 1994-1, Class 1(4)	1	1
6.50%, 02/15/2024, Series 1994-1, Class 2ZB	8	8
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	22	23
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	9	9
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	33	33
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	28	28
VM Master Issuer LLC
5.16%, 05/24/2025, Series 2022-1, Class A1(1)(4)	10,800	10,730
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC(1)(4)(9)	271	0
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
5.87%, 10/25/2033, Series 2003-AR11, Class A6(4)	81	74
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
5.58%, 08/25/2033, Series 2003-AR7, Class A7(4)	27	25
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
5.66%, 09/25/2033, Series 2003-AR9, Class 1A6(4)	152	140
5.91%, 09/25/2033, Series 2003-AR9, Class 2A(4)	14	13
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	33	32
WaMu Mortgage Pass-Through Certificates Series 2003-S4
2.42% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10(3)(5)	9	8
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust

0.00%, 10/25/2033, Series 2003-S9, Class P	1	1
5.25%, 10/25/2033, Series 2003-S9, Class A8	105	101
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
5.24%, 01/25/2035, Series 2004-AR14, Class A1(4)	900	811
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
4.51%, 06/25/2034, Series 2004-AR3, Class A2(4)	44	40
4.51%, 06/25/2034, Series 2004-AR3, Class A1(4)	781	709
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	280	277
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	758	757
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	16	15
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	74	72
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	6	6
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
4.17%, 09/25/2036, Series 2006-AR10, Class 2P(4)	4	3
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
4.41%, 08/25/2046, Series 2006-AR8, Class 1A2(4)	27	24
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	4	3
5.50%, 03/25/2035, Series 2005-1, Class 1A1	39	36
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
0.00% (1 Month Term SOFR + 4.89%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3(3)(5)	68	3
0.00% (1 Month Term SOFR + 4.94%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4(3)(5)	323	13
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	113	17
5.50%, 06/25/2035, Series 2005-4, Class CB7	112	96
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	18	15
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	9	8
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P(9)	0	0
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	1	1
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	10	9
Wells Fargo Commercial Mortgage Trust 2015-C26

2.99%, 02/15/2048, Series 2015-C26, Class ASB	1,834	1,807
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048, Series 2015-C29, Class A3	6,649	6,460
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	729	706
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048, Series 2015-C31, Class A4	3,280	3,161
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4	15,000	14,605
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,273	7,017
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	2,211	2,078
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	20,000	18,848
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	12,678	11,876
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000	9,519
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850	8,594
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500	16,207
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	23,000	19,203
Wells Fargo Commercial Mortgage Trust 2021-SAVE
6.63% (1 Month Term SOFR + 1.26%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A(1)(3)	3,138	3,051
Wells Fargo Commercial Mortgage Trust 2022-C62
4.00%, 04/15/2055, Series 2022-C62, Class A4(4)	6,756	6,259
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	5	5
WFRBS Commercial Mortgage Trust 2013-C11
4.05%, 03/15/2045, Series 2013-C11, Class D(1)(4)	300	222
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047, Series 2014-C21, Class A5	7,000	6,883
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047, Series 2014-C25, Class A5	3,846	3,760

Total Mortgage-Backed Obligations (Cost: $6,677,034)		6,276,938

Total Bonds & Notes (Cost: $18,151,037)		17,005,507

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95	2,252

Total Financials		2,252

Total Preferred Stocks (Cost: $2,375)		2,252

SHORT-TERM INVESTMENTS – 3.36%
Money Market Funds – 3.36%
Fidelity Institutional Money Market Government Fund - Class I, 5.29%(12)	584,678	584,678

Total Money Market Funds (Cost: $584,678)		584,678

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00%(13)
Bank of Montreal, London, 4.83% due 01/02/2024	$91	91

Total Time Deposits (Cost: $91)		91

Total Short-Term Investments (Cost: $584,769)		584,769

TOTAL INVESTMENTS IN SECURITIES – 101.21% (Cost: $18,738,181)		17,592,528

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.21)%		(210,512)

TOTAL NET ASSETS – 100.00%		$17,382,016

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,331,271, which represents 19.17% of total net assets.

(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2023.
(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2023.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2023.
(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(6)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(7)	Inflation protected security. The value of these securities totals $3,613, which represents 0.02% of total net assets.
(8)	Assigned as collateral for certain futures contracts. The value of these pledged issues totals $43,573, which represents 0.25% of total net assets.
(9)	A zero balance may reflect actual amounts rounding to less than one thousand.
(10)	Delayed delivery purchase commitment security. The value of these securities totals $229,645, which represents 1.32% of total net assets.
(11)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $11,988, which represents 0.07% of total net assets.
(12)	Represents annualized seven-day yield as of the close of the reporting period.
(13)	Amount calculated is less than 0.005%.
(14)	Security that is restricted at December 31, 2023. The value of these securities totals $6,280, which represents 0.04% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
112	U.S. 2 Year Note Future	Mar. 2024	$22,860	$23,063	$203
2,485	U.S. 5 Year Note Future	Mar. 2024	265,310	270,302	4,992
2,034	U.S. 10 Year Note Future	Mar. 2024	222,707	229,620	6,913
939	U.S. Long Bond Future	Mar. 2024	109,547	117,316	7,769
152	U.S. Ultra 10 Year Note Future	Mar. 2024	17,134	17,939	805
2,170	U.S. Ultra Bond Future	Mar. 2024	264,290	289,898	25,608

					$46,290

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 100.19%
Asset-Backed Obligations – 11.04%
522 Funding CLO 2018-3A Ltd.
6.72% (3 Month Term SOFR + 1.30%, 1.04% Floor), 10/20/2031, Series 2018-3A, Class AR(1)(2)	$2,870	$2,863
522 Funding CLO 2019-5 Ltd.
6.72% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/15/2035, Series 2019-5A, Class AR(1)(2)	4,710	4,675
Aaset 2021-2 Trust
2.80%, 01/15/2047, Series 2021-2A, Class A(1)	6,990	6,004
AASET 2022-1 LLC
6.00%, 05/16/2047, Series 2022-1A, Class A(1)	1,784	1,693
ABFC 2005-WMC1 Trust
6.21% (1 Month Term SOFR + 0.85%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3(2)	3,616	3,442
ABFC 2007-NC1 Trust
5.77% (1 Month Term SOFR + 0.41%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2(1)(2)	8,115	7,524
Accredited Mortgage Loan Trust 2006-2
5.73% (1 Month Term SOFR + 0.37%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4(2)	124	123
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
6.40% (1 Month Term SOFR + 1.04%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1(2)	3,531	3,499
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
6.18% (1 Month Term SOFR + 0.82%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3(2)	2,025	1,980
ACE Securities Corp. Mortgage Loan Trust Series 2007-D1
6.93%, 02/25/2038, Series 2007-D1, Class A4(1)(3)	151	119
ACRES Commercial Realty 2021-FL2 Ltd.
6.88% (1 Month Term SOFR + 1.51%, 1.51% Floor), 01/15/2037, Series 2021-FL2, Class A(1)(2)	5,330	5,267
Aegis Asset Backed Securities Corp. Mortgage Pass-Through Certificates Series 2003-2
6.60% (1 Month Term SOFR + 1.24%, 1.13% Floor), 11/25/2033, Series 2003-2, Class M1(2)	561	534
Affirm Asset Securitization Trust 2023-B
6.82%, 09/15/2028, Series 2023-B, Class A(1)	5,360	5,440
Affirm Asset Securitization Trust 2023-X1
7.11%, 11/15/2028, Series 2023-X1, Class A(1)	4,070	4,082
AGL Core CLO 15 Ltd.
6.83% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/20/2035, Series 2021-15A, Class A1(1)(2)	3,850	3,844
Aimco CLO 12 Ltd.
6.57% (3 Month Term SOFR + 1.17%, 1.17% Floor), 01/17/2032, Series 2020-12A, Class AR(1)(2)	2,189	2,183
Aligned Data Centers Issuer LLC
1.94%, 08/15/2046, Series 2021-1A, Class A2(1)	17,968	16,103
Allegro CLO IX Ltd.
6.82% (3 Month Term SOFR + 1.43%, 1.17% Floor), 10/16/2031, Series 2018-3A, Class A(1)(2)	11,400	11,397
American Credit Acceptance Receivables Trust 2020-3
2.40%, 06/15/2026, Series 2020-3, Class D(1)	74	74
American Credit Acceptance Receivables Trust 2020-4

1.77%, 12/14/2026, Series 2020-4, Class D(1)	2,785	2,760
American Credit Acceptance Receivables Trust 2021-4
1.82%, 02/14/2028, Series 2021-4, Class D(1)	3,655	3,528
American Credit Acceptance Receivables Trust 2022-1
2.46%, 03/13/2028, Series 2022-1, Class D(1)	3,475	3,343
American Credit Acceptance Receivables Trust 2022-4
7.86%, 02/15/2029, Series 2022-4, Class C(1)	1,650	1,670
American Credit Acceptance Receivables Trust 2023-2
5.96%, 08/13/2029, Series 2023-2, Class C(1)	9,950	9,935
American Credit Acceptance Receivables Trust 2023-3
6.82%, 10/12/2029, Series 2023-3, Class D(1)	3,310	3,340
American Credit Acceptance Receivables Trust 2023-4
7.65%, 09/12/2030, Series 2023-4, Class D(1)	7,400	7,627
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036, Series 2014-SFR2, Class E(1)	515	513
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	6,400	6,354
5.89%, 04/17/2052, Series 2015-SFR1, Class F(1)	2,378	2,363
AmeriCredit Automobile Receivables Trust 2019-3
2.58%, 09/18/2025, Series 2019-3, Class D	1,330	1,318
AmeriCredit Automobile Receivables Trust 2020-1
1.80%, 12/18/2025, Series 2020-1, Class D	3,030	2,964
AmeriCredit Automobile Receivables Trust 2020-2
2.13%, 03/18/2026, Series 2020-2, Class D	5,720	5,519
AmeriCredit Automobile Receivables Trust 2020-3
1.49%, 09/18/2026, Series 2020-3, Class D	7,135	6,746
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class B(1)	20,305	19,037
Anchorage Capital CLO 15 Ltd.
6.88% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/20/2034, Series 2020-15A, Class AR(1)(2)	250	250
Anchorage Capital CLO 16 Ltd.
6.86% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/19/2035, Series 2020-16A, Class A1R(1)(2)	2,870	2,856
Anchorage Capital CLO 3-R Ltd.
6.70% (3 Month Term SOFR + 1.31%), 01/28/2031, Series 2014-3RA, Class A(1)(2)	377	377
Apidos CLO XX
6.76% (3 Month Term SOFR + 1.36%), 07/16/2031, Series 2015-20A, Class A1RA(1)(2)	4,161	4,157
Apidos CLO XXIII
6.88% (3 Month Term SOFR + 1.48%, 1.22% Floor), 04/15/2033, Series 2015-23A, Class AR(1)(2)	5,000	4,998
Apidos CLO XXIV
6.63% (3 Month Term SOFR + 1.21%, 0.95% Floor), 10/20/2030, Series 2016-24A, Class A1AL(1)(2)	1,700	1,694
Apidos CLO XXXVII

6.80% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/22/2034, Series 2021-37A, Class A(1)(2)		1,000	999
Applebee’s Funding LLC / IHOP Funding LLC
7.82%, 03/05/2053, Series 2023-1A, Class A2(1)		10,610	10,878
Aqua Finance Trust 2021-A
2.40%, 07/17/2046, Series 2021-A, Class B(1)		1,550	1,276
Arbor Realty Commercial Real Estate Notes 2021-FL1 Ltd.
6.45% (1 Month Term SOFR + 1.08%, 0.97% Floor), 12/15/2035, Series 2021-FL1, Class A(1)(2)		226	224
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
8.03% (1 Month Term SOFR + 2.66%, 2.66% Floor), 08/15/2034, Series 2021-FL3, Class E(1)(2)		3,000	2,789
Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd.
6.83% (1 Month Term SOFR + 1.46%, 1.46% Floor), 11/15/2036, Series 2021-FL4, Class A(1)(2)		11,190	11,061
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd.
6.79% (30-day Average SOFR + 1.45%, 1.45% Floor), 01/15/2037, Series 2022-FL1, Class A(1)(2)		10,329	10,185
Arbor Realty Commercial Real Estate Notes 2022-FL2 Ltd.
7.21% (1 Month Term SOFR + 1.85%, 1.85% Floor), 05/15/2037, Series 2022-FL2, Class A(1)(2)		2,733	2,705
Ares European CLO VII DAC
4.63% (3 Month EURIBOR + 0.66%, 0.66% Floor), 10/15/2030, Series 7A, Class A1RR(1)(2)	EUR	25,161	27,469
Ares LIX CLO Ltd.
6.67% (3 Month Term SOFR + 1.29%, 1.03% Floor), 04/25/2034, Series 2021-59A, Class A(1)(2)		$6,590	6,529
7.04% (3 Month Term SOFR + 1.66%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1(1)(2)		4,500	4,421
Ares LXII CLO Ltd.
7.29% (3 Month Term SOFR + 1.91%, 1.91% Floor), 01/25/2034, Series 2021-62A, Class B(1)(2)		8,350	8,195
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
3.33% (1 Month Term SOFR + 0.56%, 0.45% Floor), 03/25/2036, Series 2006-HE3, Class M1(2)		12,289	10,284
Aurium CLO III DAC
4.64% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030, Series 3A, Class AR(1)(2)	EUR	891	971
Auxilior Term Funding 2023-1 LLC
6.18%, 12/15/2028, Series 2023-1A, Class A2(1)		$2,520	2,529
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A(1)		9,740	9,086
2.35%, 02/20/2028, Series 2021-2A, Class C(1)		3,030	2,684
4.08%, 02/20/2028, Series 2021-2A, Class D(1)		7,500	6,601
7.24%, 06/20/2029, Series 2023-4A, Class C(1)		5,640	5,759
7.34%, 02/20/2030, Series 2023-8A, Class C(1)		1,870	1,908
BA Credit Card Trust
4.98%, 11/15/2028, Series 2023-A2, Class A2		3,081	3,117
Bain Capital Credit CLO 2018-2
6.74% (3 Month Term SOFR + 1.34%), 07/19/2031, Series 2018-2A, Class A1(1)(2)		240	239
Bain Capital Credit CLO 2021-4 Ltd.
6.85% (3 Month Term SOFR + 1.43%, 1.17% Floor), 10/20/2034, Series 2021-4A, Class A1(1)(2)		2,840	2,831
7.33% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/20/2034, Series 2021-4A, Class B(1)(2)		4,075	4,013

Bain Capital Euro CLO 2018-2 DAC
4.45% (3 Month EURIBOR + 0.74%, 0.74% Floor), 01/20/2032, Series 2018-2A, Class AR(1)(2)	EUR	24,494	26,608
Ballyrock CLO 15 Ltd.
6.72% (3 Month Term SOFR + 1.32%, 1.06% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)		$10,050	10,002
Barclays Mortgage Trust 2021-NPL1
2.00%, 11/25/2051, Series 2021-NPL1, Class A(1)(3)		1,418	1,309
Barings CLO Ltd. 2018-III
6.63% (3 Month Term SOFR + 1.21%), 07/20/2029, Series 2018-3A, Class A1(1)(2)		252	252
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B(4)		3,594	357
BDS 2021-FL10 Ltd.
6.82% (1 Month Term SOFR + 1.46%, 1.46% Floor), 12/16/2036, Series 2021-FL10, Class A(1)(2)		15,910	15,657
BDS 2021-FL7 Ltd.
6.54% (1 Month Term SOFR + 1.18%, 1.07% Floor), 06/16/2036, Series 2021-FL7, Class A(1)(2)		5,866	5,799
BDS 2022-FL11 LLC
7.16% (1 Month Term SOFR + 1.80%, 1.80% Floor), 03/19/2039, Series 2022-FL11, Class ATS(1)(2)		2,871	2,850
Bear Stearns Asset Backed Securities I Trust 2004-HE6
5.64% (1 Month Term SOFR + 0.97%, 0.86% Floor), 08/25/2034, Series 2004-HE6, Class M1(2)		7,541	7,291
Bear Stearns Asset Backed Securities I Trust 2005-AQ1
6.60% (1 Month Term SOFR + 1.24%, 1.13% Floor), 03/25/2035, Series 2005-AQ1, Class M3(2)		179	177
Bear Stearns Asset Backed Securities I Trust 2005-EC1
5.14% (1 Month Term SOFR + 0.89%, 0.78% Floor), 11/25/2035, Series 2005-EC1, Class M3(2)		5,345	5,302
Bear Stearns Asset Backed Securities I Trust 2005-HE1
5.79% (1 Month Term SOFR + 2.44%, 2.33% Floor), 01/25/2035, Series 2005-HE1, Class M5(2)		1,292	1,225
Bear Stearns Asset Backed Securities I Trust 2007-HE2
5.63% (1 Month Term SOFR + 0.27%, 0.16% Floor), 02/25/2037, Series 2007-HE2, Class 2A3(2)		1,261	1,251
Benefit Street Partners CLO IV Ltd.
7.23% (3 Month Term SOFR + 1.81%, 1.55% Floor), 01/20/2032, Series 2014-IVA, Class A2AR(1)(2)		9,595	9,514
Benefit Street Partners CLO X Ltd.
6.89% (3 Month Term SOFR + 1.47%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR(1)(2)		12,795	12,788
Benefit Street Partners CLO XX Ltd.
6.83% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/15/2034, Series 2020-20A, Class AR(1)(2)		6,155	6,150
BHG Securitization Trust 2022-A
2.70%, 02/20/2035, Series 2022-A, Class B(1)		12,175	11,256
BHG Securitization Trust 2022-C
5.93%, 10/17/2035, Series 2022-C, Class B(1)		551	548
BHG Securitization Trust 2023-B
7.45%, 12/17/2036, Series 2023-B, Class B(1)		5,710	5,872
Birch Grove CLO 2 Ltd.
6.92% (3 Month Term SOFR + 1.52%, 1.26% Floor), 10/19/2034, Series 2021-2A, Class A1(1)(2)		4,000	3,992
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1

4.21%, 12/16/2041, Series 2016-1A, Class A(1)(3)	720	679
BPCRE 2022-FL2 Ltd.
7.76% (1 Month Term SOFR + 2.40%, 2.40% Floor), 01/16/2037, Series 2022-FL2, Class A(1)(2)	1,493	1,491
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A(1)	970	926
Bridgecrest Lending Auto Securitization Trust 2023-1
7.84%, 08/15/2029, Series 2023-1, Class D	13,770	14,299
BSPRT 2021-FL7 Issuer Ltd.
6.80% (1 Month Term SOFR + 1.43%, 1.43% Floor), 12/15/2038, Series 2021-FL7, Class A(1)(2)	9,900	9,734
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)	1,726	1,597
Carlyle Global Market Strategies CLO 2013-4 Ltd.
6.66% (3 Month Term SOFR + 1.26%, 1.00% Floor), 01/15/2031, Series 2013-4A, Class A1RR(1)(2)	1,000	998
Carlyle Global Market Strategies CLO 2014-1 Ltd.
6.63% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/17/2031, Series 2014-1A, Class A1R2(1)(2)	952	949
Carlyle Global Market Strategies CLO 2014-2R Ltd.
6.69% (3 Month Term SOFR + 1.31%), 05/15/2031, Series 2014-2RA, Class A1(1)(2)	1,087	1,085
Carlyle Global Market Strategies CLO 2014-3-R Ltd.
6.70% (3 Month Term SOFR + 1.31%), 07/27/2031, Series 2014-3RA, Class A1A(1)(2)	2,189	2,189
Carlyle Global Market Strategies CLO 2014-5 Ltd.
6.80% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/15/2031, Series 2014-5A, Class A1RR(1)(2)	9,335	9,330
Carlyle Global Market Strategies CLO 2015-5 Ltd.
6.76% (3 Month Term SOFR + 1.34%, 1.08% Floor), 01/20/2032, Series 2015-5A, Class A1RR(1)(2)	996	996
Carlyle U.S. CLO 2017-4 Ltd.
6.84% (3 Month Term SOFR + 1.44%, 1.18% Floor), 01/15/2030, Series 2017-4A, Class A1(1)(2)	11,294	11,289
Carlyle U.S. CLO 2019-1 Ltd.
6.76% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/20/2031, Series 2019-1A, Class A1AR(1)(2)	3,980	3,972
Carlyle U.S. CLO 2021-1 Ltd.
6.80% (3 Month Term SOFR + 1.40%, 1.14% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)	1,750	1,748
CarMax Auto Owner Trust 2020-3
2.53%, 01/15/2027, Series 2020-3, Class D	1,510	1,477
CarMax Auto Owner Trust 2020-4
1.75%, 04/15/2027, Series 2020-4, Class D	1,875	1,801
CarMax Auto Owner Trust 2021-1
1.28%, 07/15/2027, Series 2021-1, Class D	825	777
CarMax Auto Owner Trust 2021-3
1.50%, 01/18/2028, Series 2021-3, Class D	2,010	1,861
CarMax Auto Owner Trust 2022-1
2.47%, 07/17/2028, Series 2022-1, Class D	1,235	1,145
CarMax Auto Owner Trust 2023-2
6.55%, 10/15/2029, Series 2023-2, Class D	1,155	1,152

CarMax Auto Owner Trust 2023-4
7.16%, 04/15/2030, Series 2023-4, Class D	1,960	2,016
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028, Series 2021-N3, Class C	1,041	970
Carvana Auto Receivables Trust 2021-N4
1.72%, 09/11/2028, Series 2021-N4, Class C	612	577
2.30%, 09/11/2028, Series 2021-N4, Class D	5,241	5,028
Carvana Auto Receivables Trust 2021-P3
1.93%, 10/12/2027, Series 2021-P3, Class C	5,460	4,798
Carvana Auto Receivables Trust 2021-P4
2.33%, 02/10/2028, Series 2021-P4, Class C	2,720	2,412
Carvana Auto Receivables Trust 2023-N1
6.69%, 07/10/2029, Series 2023-N1, Class D(1)	1,140	1,141
Carvana Auto Receivables Trust 2023-N4
7.22%, 02/11/2030, Series 2023-N4, Class D(1)	1,300	1,328
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A(1)	2,120	1,933
Castlelake Aircraft Structured Trust 2019-1
3.97%, 04/15/2039, Series 2019-1A, Class A(1)	862	751
CBAM 2019-9 Ltd.
6.94% (3 Month Term SOFR + 1.54%, 1.28% Floor), 02/12/2030, Series 2019-9A, Class A(1)(2)	9,476	9,479
Cedar Funding IX CLO Ltd.
6.66% (3 Month Term SOFR + 1.24%, 0.98% Floor), 04/20/2031, Series 2018-9A, Class A1(1)(2)	7,977	7,961
Cedar Funding X CLO Ltd.
7.28% (3 Month Term SOFR + 1.86%, 1.60% Floor), 10/20/2032, Series 2019-10A, Class BR(1)(2)	5,430	5,377
Centerline Logistics Corp.
9.25%, 12/15/2027, Series 2023-1, Class A1(1)	301	301
9.75%, 12/15/2027, Series 2023-1, Class A2(1)	375	375
Centex Home Equity Loan Trust 2005-B
6.12% (1 Month Term SOFR + 0.76%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2(2)	1,650	1,635
Centex Home Equity Loan Trust 2005-D
6.43% (1 Month Term SOFR + 1.07%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5(2)	2,131	2,108
Centex Home Equity Loan Trust 2006-A
5.97% (1 Month Term SOFR + 0.61%, 0.50% Floor), 06/25/2036, Series 2006-A, Class M3(2)	9,500	8,593
CHEC Loan Trust 2004-2
6.43% (1 Month Term SOFR + 1.07%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1(2)	1,095	1,085
Chesapeake Funding II LLC
6.69%, 05/15/2035, Series 2023-1A, Class D(1)	665	666
CIFC Funding 2015-IV Ltd.
6.75% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/20/2034, Series 2015-4A, Class A1A2(1)(2)	19,600	19,545
7.13% (3 Month Term SOFR + 1.71%, 1.71% Floor), 04/20/2034, Series 2015-4A, Class A2R2(1)(2)	2,145	2,124

CIFC Funding 2017-III Ltd.
6.90% (3 Month Term SOFR + 1.48%), 07/20/2030, Series 2017-3A, Class A1(1)(2)	410	411
CIFC Funding 2018-I Ltd.
6.66% (3 Month Term SOFR + 1.26%), 04/18/2031, Series 2018-1A, Class A(1)(2)	3,338	3,338
CIFC Funding 2019-V Ltd.
6.80% (3 Month Term SOFR + 1.40%, 1.14% Floor), 01/15/2035, Series 2019-5A, Class A1R1(1)(2)	3,350	3,335
CIFC Funding 2021-VII Ltd.
6.80% (3 Month Term SOFR + 1.39%, 1.13% Floor), 01/23/2035, Series 2021-7A, Class A1(1)(2)	11,700	11,658
CIM Trust 2021-NR2
2.57%, 07/25/2059, Series 2021-NR2, Class A1(1)(3)	4,474	4,406
CIM Trust 2021-NR3
2.57%, 06/25/2057, Series 2021-NR3, Class A1(1)(3)	7,161	7,007
CIM TRUST 2023-NR2
6.00%, 06/25/2062, Series 2023-NR2, Class A1(1)(3)	16,452	16,125
CIT Mortgage Loan Trust 2007-1
6.97% (1 Month Term SOFR + 1.61%, 1.50% Floor), 10/25/2037, Series 2007-1, Class 1M1(1)(2)	1,985	1,963
7.22% (1 Month Term SOFR + 1.86%, 1.75% Floor), 10/25/2037, Series 2007-1, Class 1M2(1)(2)	601	518
7.22% (1 Month Term SOFR + 1.86%, 1.75% Floor), 10/25/2037, Series 2007-1, Class 2M2(1)(2)	1,267	1,078
Citigroup Mortgage Loan Trust, Inc.
6.10% (1 Month Term SOFR + 0.74%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1(2)	1,661	1,511
6.37% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4(2)	7,900	7,440
6.37% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4(2)	14,327	10,999
Clover CLO 2019-2 Ltd.
7.24% (3 Month Term SOFR + 1.86%, 1.86% Floor), 10/25/2033, Series 2019-2A, Class BR(1)(2)	4,500	4,464
Clover CLO 2021-2 LLC
6.85% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-2A, Class A(1)(2)	2,670	2,664
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C(1)	315	285
College Avenue Student Loans 2018-A LLC
4.13%, 12/26/2047, Series 2018-A, Class A2(1)	1,380	1,323
6.67% (1 Month Term SOFR + 1.31%), 12/26/2047, Series 2018-A, Class A1(1)(2)	1,012	1,003
College Avenue Student Loans LLC
7.12% (1 Month Term SOFR + 1.76%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1(1)(2)	1,759	1,766
7.58%, 06/25/2054, Series 2023-B, Class C(1)	2,290	2,362
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A(1)	1,338	1,191
Commonwealth of Puerto Rico
0.00%, 11/01/2043(5)	1,433	781
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5	734	129
8.06%, 09/01/2029, Series 2000-1, Class A5(4)	13,024	2,406

8.31%, 05/01/2032, Series 2000-4, Class A6(4)	8,505	1,560
Conseco Financial Corp.
7.70%, 05/15/2027(4)	1,961	1,877
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	1,330	1,286
3.16%, 10/15/2052, Series 2019-3, Class B(1)	1,470	1,297
CoreVest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C(1)	1,525	1,224
CoreVest American Finance 2021-2 Trust
2.48%, 07/15/2054, Series 2021-2, Class C(1)	3,100	2,480
CoreVest American Finance 2021-3 Trust
3.47%, 10/15/2054, Series 2021-3, Class D(1)	1,630	1,350
Countrywide Asset-Backed Certificates
5.97% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/25/2046, Series 2006-8, Class 2A4(2)	17,693	16,468
Credit Acceptance Auto Loan Trust 2021-3
1.63%, 09/16/2030, Series 2021-3A, Class C(1)	2,360	2,246
Credit Acceptance Auto Loan Trust 2021-4
1.94%, 02/18/2031, Series 2021-4, Class C(1)	5,235	4,911
Credit Acceptance Auto Loan Trust 2023-1
7.71%, 07/15/2033, Series 2023-1A, Class C(1)	2,135	2,174
Credit Acceptance Auto Loan Trust 2023-2
7.15%, 09/15/2033, Series 2023-2A, Class C(1)	3,525	3,522
Credit Acceptance Auto Loan Trust 2023-3
7.62%, 12/15/2033, Series 2023-3A, Class C(1)	1,430	1,449
Credit-Based Asset Servicing & Securitization LLC
5.77% (1 Month Term SOFR + 0.41%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C(2)	10,124	8,301
6.25% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2033, Series 2004-CB2, Class M1(2)	3,173	3,052
Crown City CLO III
6.85% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1A(1)(2)	250	249
CVS Pass-Through Trust
6.94%, 01/10/2030	698	713
CWABS Asset-Backed Certificates Trust 2004-13
6.90% (1 Month Term SOFR + 1.54%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4(2)	3,802	3,738
CWABS Asset-Backed Certificates Trust 2005-13
6.21% (1 Month Term SOFR + 0.85%, 0.74% Floor), 04/25/2036, Series 2005-13, Class MV3(2)	34,850	28,419
CWABS Asset-Backed Certificates Trust 2005-9
6.45% (1 Month Term SOFR + 1.09%, 0.98% Floor), 01/25/2036, Series 2005-9, Class M2(2)	4,223	4,089
CWABS Asset-Backed Certificates Trust 2005-AB4
5.95% (1 Month Term SOFR + 0.59%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A(2)	1,619	1,464
CWABS Asset-Backed Certificates Trust 2006-2
5.93% (1 Month Term SOFR + 0.57%, 0.46% Floor), 04/25/2047, Series 2006-20, Class 2A4(2)	20,207	18,221

6.10% (1 Month Term SOFR + 0.74%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2(2)	24,500	22,966
CWABS Asset-Backed Certificates Trust 2006-22
5.69% (1 Month Term SOFR + 0.33%, 0.22% Floor), 05/25/2047, Series 2006-22, Class 2A4(2)	6,321	5,853
CWABS Asset-Backed Certificates Trust 2006-BC1
6.06% (1 Month Term SOFR + 0.70%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3(2)	1,000	907
CWABS Asset-Backed Certificates Trust 2007-10
5.65% (1 Month Term SOFR + 0.29%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1(2)	22,480	21,085
CWABS Asset-Backed Certificates Trust 2007-2
5.69% (1 Month Term SOFR + 0.33%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4(2)	25,730	22,989
CWABS Asset-Backed Certificates Trust 2007-8
5.72% (1 Month Term SOFR + 0.36%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4(2)	1,245	1,167
CWABS Asset-Backed Certificates Trust 2007-BC2
6.05% (1 Month Term SOFR + 0.69%, 0.58% Floor), 06/25/2037, Series 2007-BC2, Class 2A4(2)	5,338	5,140
CWABS Revolving Home Equity Loan Trust Series 2004-T
5.72% (1 Month Term SOFR + 0.35%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A(2)	2,283	2,253
CWABS, Inc. Asset-backed Certificates Series 2007-12
6.21% (1 Month Term SOFR + 0.85%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1(2)	2,813	2,674
CWHEQ Revolving Home Equity Loan Resuritization Trust Series 2006-RES
5.67% (1 Month Term SOFR + 0.30%, 0.19% Floor, 16.00% Cap), 05/15/2035, Series 2006-RES, Class 5B1B(1)(2)	113	113
CWHEQ Revolving Home Equity Loan Trust Series 2006-I
5.62% (1 Month Term SOFR + 0.25%, 0.14% Floor), 01/15/2037, Series 2006-I, Class 1A(2)	85	78
DB Master Finance LLC
4.03%, 11/20/2047, Series 2017-1A, Class A2II(1)	2,070	1,962
Dewolf Park CLO Ltd.
7.11% (3 Month Term SOFR + 1.71%, 1.35% Floor), 10/15/2030, Series 2017-1A, Class BR(1)(2)	12,235	12,079
Diameter Capital CLO 1 Ltd.
6.90% (3 Month Term SOFR + 1.50%, 1.50% Floor), 07/15/2036, Series 2021-1A, Class A1A(1)(2)	4,390	4,375
Diameter Capital CLO 3 Ltd.
6.78% (3 Month Term SOFR + 1.39%, 1.39% Floor), 04/15/2037, Series 2022-3A, Class A1A(1)(2)	4,770	4,746
Domino’s Pizza Master Issuer LLC
4.33%, 07/25/2048, Series 2018-1A, Class A2II(1)	2,366	2,278
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029, Series 2021-1, Class D	6,530	6,264
Dryden 36 Senior Loan Fund
6.68% (3 Month Term SOFR + 1.28%, 1.02% Floor), 04/15/2029, Series 2014-36A, Class AR3(1)(2)	6,778	6,773
Dryden 64 CLO Ltd.
6.63% (3 Month Term SOFR + 1.23%), 04/18/2031, Series 2018-64A, Class A(1)(2)	5,713	5,705
Dryden 83 CLO Ltd.
6.88% (3 Month Term SOFR + 1.48%, 1.22% Floor), 01/18/2032, Series 2020-83A, Class A(1)(2)	1,250	1,249
Dryden 86 CLO Ltd.
6.76% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/17/2034, Series 2020-86A, Class A1R(1)(2)	8,050	8,024

Dryden XXVI Senior Loan Fund
6.56% (3 Month Term SOFR + 1.16%), 04/15/2029, Series 2013-26A, Class AR(1)(2)	3,320	3,316
DT Auto Owner Trust 2021-1
1.16%, 11/16/2026, Series 2021-1A, Class D(1)	2,650	2,534
DT Auto Owner Trust 2022-1
3.40%, 12/15/2027, Series 2022-1A, Class D(1)	11,305	10,796
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029, Series 2023-2A, Class D(1)	8,095	8,122
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029, Series 2023-3A, Class D(1)	5,425	5,513
Eaton Vance CLO 2014-1R Ltd.
7.15% (3 Month Term SOFR + 1.75%), 07/15/2030, Series 2014-1RA, Class A2(1)(2)	1,000	993
Eaton Vance CLO 2019-1 Ltd.
6.76% (3 Month Term SOFR + 1.36%, 1.10% Floor), 04/15/2031, Series 2019-1A, Class AR(1)(2)	23,000	22,984
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1(1)	218	137
ECMC Group Student Loan Trust
6.45% (30-day Average SOFR + 1.11%), 07/25/2069, Series 2019-1A, Class A1B(1)(2)	687	680
ECMC Group Student Loan Trust 2017-2
6.50% (30-day Average SOFR + 1.16%), 05/25/2067, Series 2017-2A, Class A(1)(2)	6,227	6,164
ECMC Group Student Loan Trust 2020-2
6.60% (30-day Average SOFR + 1.26%, 1.15% Floor), 11/25/2069, Series 2020-2A, Class A(1)(2)	27,608	27,517
EDvestinU Private Education Loan Issue No 4 LLC
5.25%, 11/25/2040, Series 2022-A, Class A(1)	986	968
Elara HGV Timeshare Issuer 2021-A LLC
2.09%, 08/27/2035, Series 2021-A, Class C(1)	346	316
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A(1)	1,359	1,237
ELFI Graduate Loan Program 2021-A LLC
2.09%, 12/26/2046, Series 2021-A, Class B(1)(4)	437	362
Ellington Loan Acquisition Trust 2007-1
6.57% (1 Month Term SOFR + 1.21%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1(1)(2)	582	559
Elmwood CLO 15 Ltd.
6.75% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2035, Series 2022-2A, Class A1(1)(2)	11,210	11,185
Elmwood CLO I Ltd.
7.13% (3 Month Term SOFR + 1.71%, 1.45% Floor), 10/20/2033, Series 2019-1A, Class AR(1)(2)	2,000	1,999
Ent Auto Receivables Trust 2023-1
6.22%, 08/16/2027, Series 2023-1A, Class A2(1)	3,300	3,317
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026, Series 2020-2A, Class D(1)	1,467	1,461
Exeter Automobile Receivables Trust 2020-3

1.73%, 07/15/2026, Series 2020-3A, Class D	670	662
Exeter Automobile Receivables Trust 2021-2
1.08%, 11/16/2026, Series 2021-1A, Class D	2,515	2,433
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	2,920	2,832
Exeter Automobile Receivables Trust 2022-6
6.32%, 05/15/2028, Series 2022-6A, Class C	2,180	2,190
Exeter Automobile Receivables Trust 2023-1
6.69%, 06/15/2029, Series 2023-1A, Class D	1,960	1,974
Exeter Automobile Receivables Trust 2023-2
5.61%, 09/15/2027, Series 2023-2A, Class B	22,400	22,313
6.32%, 08/15/2029, Series 2023-2A, Class D	4,420	4,428
Exeter Automobile Receivables Trust 2023-3
6.68%, 04/16/2029, Series 2023-3A, Class D	2,230	2,251
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030, Series 2023-5A, Class D	9,500	9,753
FHF Trust 2021-1
2.29%, 03/15/2027, Series 2021-1A, Class B(1)	4,000	3,859
FHF Trust 2022-1
4.43%, 01/18/2028, Series 2022-1A, Class A(1)	3,505	3,459
Fieldstone Mortgage Investment Trust Series 2006-3
5.74% (1 Month Term SOFR + 0.39%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A(2)	3,176	2,826
First Franklin Mortgage Loan Trust 2002-FF4
6.58% (1 Month Term SOFR + 1.24%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2(2)	3,226	3,075
First Franklin Mortgage Loan Trust 2003-FFH2
7.11% (1 Month Term SOFR + 1.76%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A(2)	3,362	3,385
First Franklin Mortgage Loan Trust 2004-FF7
7.65% (1 Month Term SOFR + 2.29%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5(2)	854	866
First Franklin Mortgage Loan Trust 2006-FF11
5.83% (1 Month Term SOFR + 0.47%, 0.36% Floor), 08/25/2036, Series 2006-FF11, Class 1A2(2)	26,094	24,925
First Franklin Mortgage Loan Trust 2006-FF13
5.71% (1 Month Term SOFR + 0.35%, 0.24% Floor), 10/25/2036, Series 2006-FF13, Class A1(2)	309	204
First Franklin Mortgage Loan Trust 2006-FF16
5.89% (1 Month Term SOFR + 0.53%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4(2)	5,103	2,061
First Franklin Mortgage Loan Trust 2006-FF17
5.62% (1 Month Term SOFR + 0.26%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5(2)	2,786	2,309
First Franklin Mortgage Loan Trust 2006-FF2
6.07% (1 Month Term SOFR + 0.71%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5(2)	8,721	7,914
First Franklin Mortgage Loan Trust Series 2005-FF12
6.18% (1 Month Term SOFR + 0.82%, 0.71% Floor), 11/25/2036, Series 2005-FF12, Class M2(2)	1,623	1,551
First Investors Auto Owner Trust 2022-1

3.79%, 06/15/2028, Series 2022-1A, Class D(1)		2,875	2,732
FirstKey Homes 2020-SFR1 Trust
2.24%, 08/17/2037, Series 2020-SFR1, Class D(1)		1,590	1,486
2.79%, 08/17/2037, Series 2020-SFR1, Class E(1)		805	755
FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1(1)		4,795	4,280
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1(1)		3,380	2,978
2.36%, 09/17/2038, Series 2021-SFR2, Class E2(1)		2,000	1,758
FirstKey Homes 2022-SFR2 Trust
4.50%, 07/17/2039, Series 2022-SFR2, Class D(1)		10,352	9,580
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025, Series 2019-3, Class D(1)		1,516	1,499
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D(1)		8,135	7,684
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D(1)		1,480	1,376
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D(1)		3,085	2,808
Flagship Credit Auto Trust 2022-2
4.76%, 05/17/2027, Series 2022-2, Class B(1)		5,200	5,122
Flagship Credit Auto Trust 2023-2
6.62%, 05/15/2029, Series 2023-2, Class D(1)		8,385	8,442
Flagship Credit Auto Trust 2023-3
6.58%, 08/15/2029, Series 2023-3, Class D(1)		1,205	1,200
Flatiron CLO 19 Ltd.
6.73% (3 Month Term SOFR + 1.34%, 1.08% Floor), 11/16/2034, Series 2019-1A, Class AR(1)(2)		500	500
FOCUS Brands Funding
8.24%, 10/30/2053, Series 2023-2, Class A2(1)		3,250	3,433
Ford Auto Securitization Trust
2.76%, 04/15/2028, Series 2020-AA, Class C(1)	CAD	290	212
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028, Series 2023-B, Class D		$2,810	2,851
Ford Credit Auto Owner Trust 2020-C
0.41%, 07/15/2025, Series 2020-C, Class A3		1,590	1,574
Ford Credit Auto Owner Trust 2021-A
0.30%, 08/15/2025, Series 2021-A, Class A3		4,035	3,978
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235	3,944
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A(1)		4,727	4,818

6.97%, 06/15/2049, Series 2023-2A, Class B(1)	1,585	1,620
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)	4,890	4,764
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)	3,280	3,091
FREED ABS Trust 2021-2
1.94%, 06/19/2028, Series 2021-2, Class C(1)	290	287
FREED ABS Trust 2021-3FP
2.37%, 11/20/2028, Series 2021-3FP, Class D(1)	3,655	3,510
FREED ABS Trust 2022-1FP
3.35%, 03/19/2029, Series 2022-1FP, Class D(1)	3,290	3,154
Fremont Home Loan Trust 2003-1
6.75% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/25/2033, Series 2003-1, Class M1(2)	1,523	1,563
Fremont Home Loan Trust 2004-4
6.27% (1 Month Term SOFR + 0.91%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1(2)	19,269	18,113
Fremont Home Loan Trust 2004-C
6.45% (1 Month Term SOFR + 1.09%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1(2)	6,609	6,063
Fremont Home Loan Trust 2005-1
6.24% (1 Month Term SOFR + 1.27%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6(2)	3,072	2,423
Fremont Home Loan Trust 2005-2
6.22% (1 Month Term SOFR + 0.86%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3(2)	1,532	1,484
Fremont Home Loan Trust 2005-C
6.25% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2035, Series 2005-C, Class M3(2)	9,678	8,975
6.40% (1 Month Term SOFR + 1.04%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4(2)	6,749	5,142
Fremont Home Loan Trust 2005-E
6.13% (1 Month Term SOFR + 0.77%, 0.66% Floor), 01/25/2036, Series 2005-E, Class 2A4(2)	7,603	7,155
Frontier Issuer LLC
6.60%, 08/20/2053, Series 2023-1, Class A2(1)	35,360	35,178
FS Rialto 2022-Fl4 Issuer LLC
7.24% (30-day Average SOFR + 1.90%, 1.90% Floor), 01/19/2039, Series 2022-FL4, Class A(1)(2)	4,908	4,859
FS Rialto 2022-FL6 Issuer LLC
7.94% (1 Month Term SOFR + 2.58%, 2.58% Floor), 08/17/2037, Series 2022-FL6, Class A(1)(2)	3,607	3,610
Galaxy XX CLO Ltd.
6.68% (3 Month Term SOFR + 1.26%, 1.00% Floor), 04/20/2031, Series 2015-20A, Class AR(1)(2)	455	455
Galaxy XXII CLO Ltd.
6.86% (3 Month Term SOFR + 1.46%, 1.20% Floor), 04/16/2034, Series 2016-22A, Class ARR(1)(2)	6,490	6,491
Gallatin CLO VIII 2017-1 Ltd.
6.75% (3 Month Term SOFR + 1.35%, 1.09% Floor), 07/15/2031, Series 2017-1A, Class A1R(1)(2)	34,393	34,377
Generate CLO 2 Ltd.
6.82% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/22/2031, Series 2A, Class AR(1)(2)	697	697
Generate CLO 5 Ltd.

6.85% (3 Month Term SOFR + 1.44%), 10/22/2031, Series 5A, Class A(1)(2)	500	500
Generate CLO 6 Ltd.
6.87% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/22/2035, Series 6A, Class A1R(1)(2)	750	747
Generate CLO 7 Ltd.
7.04% (3 Month Term SOFR + 1.63%, 1.37% Floor), 01/22/2033, Series 7A, Class A1(1)(2)	1,400	1,399
GITSIT Mortgage Loan Trust 2023-NPL1
8.35%, 05/25/2053, Series 2023-NPL1, Class A1(1)(3)	5,546	5,569
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D(1)	5,235	4,952
GLS Auto Receivables Issuer Trust 2023-2
6.31%, 03/15/2029, Series 2023-2A, Class D(1)	3,335	3,353
GLS Auto Receivables Issuer Trust 2023-3
6.44%, 05/15/2029, Series 2023-3A, Class D(1)	2,425	2,433
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029, Series 2023-4A, Class D(1)	4,300	4,417
GM Financial Consumer Automobile Receivables Trust 2021-1
0.35%, 10/16/2025, Series 2021-1, Class A3	1,346	1,328
GM Financial Consumer Automobile Receivables Trust 2021-2
0.51%, 04/16/2026, Series 2021-2, Class A3	6,537	6,388
GMF Floorplan Owner Revolving Trust
3.30%, 04/15/2026, Series 2019-2, Class C(1)	6,875	6,814
Goldentree Loan Management U.S. CLO 10 Ltd.
6.78% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/20/2034, Series 2021-10A, Class A(1)(2)	1,000	997
GoldenTree Loan Management U.S. CLO 16 Ltd.
7.03% (3 Month Term SOFR + 1.67%, 1.67% Floor), 01/20/2034, Series 2022-16A, Class AR(1)(2)	23,800	23,800
Goldentree Loan Management U.S. CLO 8 Ltd.
6.83% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/20/2034, Series 2020-8A, Class AR(1)(2)	4,735	4,732
GoldenTree Loan Opportunities IX Ltd.
6.76% (3 Month Term SOFR + 1.37%, 1.11% Floor), 10/29/2029, Series 2014-9A, Class AR2(1)(2)	3,887	3,885
Goldman Home Improvement Trust 2022-GRN2 Issuer Trust
6.80%, 10/25/2052, Series 2022-GRN2, Class A(1)	856	866
Golub Capital Partners CLO 41B-R Ltd.
7.00% (3 Month Term SOFR + 1.58%, 1.32% Floor), 01/20/2034, Series 2019-41A, Class AR(1)(2)	2,945	2,942
Golub Capital Partners CLO 51M Ltd.
7.20% (3 Month Term SOFR + 1.81%, 1.55% Floor), 05/05/2034, Series 2021-51A, Class A(1)(2)	25,300	25,125
Golub Capital Partners CLO 55B Ltd.
6.88% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/20/2034, Series 2021-55A, Class A(1)(2)	3,990	3,981
Golub Capital Partners CLO 66B Ltd.
7.33% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/25/2036, Series 2023-66A, Class A(1)(2)	1,500	1,502
GoodLeap Sustainable Home Solutions Trust 2022-3
4.95%, 07/20/2049, Series 2022-3CS, Class A(1)	985	904

GoodLeap Sustainable Home Solutions Trust 2023-1
5.52%, 02/22/2055, Series 2023-1GS, Class A(1)		871	849
Gracie Point International Funding 2022-2
8.09% (30-day Average SOFR + 2.75%), 07/01/2024, Series 2022-2A, Class A(1)(2)		1,590	1,595
8.69% (30-day Average SOFR + 3.35%), 07/01/2024, Series 2022-2A, Class B(1)(2)		1,257	1,263
Greystone Commercial Real Estate Notes 2019-FL2 Ltd.
6.66% (1 Month Term SOFR + 1.29%, 1.18% Floor), 09/15/2037, Series 2019-FL2, Class A(1)(2)		322	320
Greystone CRE Notes 2021-FL3 Ltd.
6.50% (1 Month Term SOFR + 1.13%, 1.02% Floor), 07/15/2039, Series 2021-FL3, Class A(1)(2)		548	541
Greywolf CLO VII Ltd.
6.86% (3 Month Term SOFR + 1.44%, 1.44% Floor), 10/20/2031, Series 2018-2A, Class A1(1)(2)		500	500
GSAMP Trust 2005-AHL
6.45% (1 Month Term SOFR + 1.09%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2(2)		3,445	3,181
GSAMP Trust 2007-FM2
5.53% (1 Month Term SOFR + 0.17%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A(2)		1,488	846
HalseyPoint CLO 3 Ltd.
7.10% (3 Month Term SOFR + 1.71%, 1.45% Floor), 11/30/2032, Series 2020-3A, Class A1A(1)(2)		1,050	1,050
Hardee’s Funding LLC
2.87%, 06/20/2051, Series 2021-1A, Class A2(1)		4,670	3,857
4.96%, 06/20/2048, Series 2018-1A, Class A2II(1)		7,120	6,819
Harvest CLO XXI DAC
1.04%, 07/15/2031, Series 21A, Class A2R(1)	EUR	4,100	4,252
4.73% (3 Month EURIBOR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R(1)(2)		34,400	37,336
Harvest SBA Loan Trust 2018-1
7.71% (1 Month Term SOFR + 2.36%), 08/25/2044, Series 2018-1, Class A(1)(2)		$1,592	1,579
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026, Series 2022-1A, Class D(1)		11,604	10,995
6.31%, 03/25/2025, Series 2022-3A, Class D(1)		4,440	4,420
9.13%, 06/25/2027, Series 2023-1A, Class 1D(1)		2,585	2,598
9.43%, 02/25/2028, Series 2023-3A, Class D(1)		1,105	1,117
Hertz Vehicle Financing LLC
5.16%, 06/26/2028, Series 2022-2A, Class D(1)		8,365	7,504
6.56%, 09/25/2026, Series 2022-4A, Class D(1)		6,660	6,416
Hilton Grand Vacations Trust 2022-1D
4.69%, 06/20/2034, Series 2022-1D, Class C(1)		305	293
Hilton Grand Vacations Trust 2023-1
6.94%, 01/25/2038, Series 2023-1A, Class C(1)		603	611
HIN Timeshare Trust 2020-A
3.42%, 10/09/2039, Series 2020-A, Class C(1)		106	100
Hipgnosis Music Assets 2022-1 LP
5.00%, 05/16/2062, Series 2022-1, Class A(1)		1,692	1,578

Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D(1)	1,127	1,004
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D(1)	1,188	1,059
Home Partners of America 2021-1 Trust
2.58%, 09/17/2041, Series 2021-1, Class E(1)	754	595
Home Partners of America 2021-2 Trust
2.95%, 12/17/2026, Series 2021-2, Class E2(1)	4,234	3,742
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)	15,106	13,135
Honda Auto Receivables 2020-3 Owner Trust
0.37%, 10/18/2024, Series 2020-3, Class A3	152	151
Honda Auto Receivables 2021-1 Owner Trust
0.27%, 04/21/2025, Series 2021-1, Class A3	1,724	1,703
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038, Series 2018-1, Class A(1)	2,280	1,944
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A(1)	987	871
Horizon Aircraft Finance III Ltd.
3.43%, 11/15/2039, Series 2019-2, Class A(1)	1,726	1,355
HPEFS Equipment Trust
2.40%, 11/20/2029, Series 2022-1A, Class D(1)	3,390	3,233
HPEFS Equipment Trust 2023-2
6.97%, 07/21/2031, Series 2023-2A, Class D(1)	1,585	1,625
Huntington CDO Ltd.
9.00% (3 Month LIBOR USD + 0.50%), 11/05/2040, Series 2005-1A, Class A2(1)(2)	6,149	5,024
IXIS Real Estate Capital Trust 2005-HE2
6.45% (1 Month Term SOFR + 1.09%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5(2)	3,344	3,332
Jack in the Box Funding LLC
3.45%, 02/26/2052, Series 2022-1A, Class A2I(1)	68	62
4.48%, 08/25/2049, Series 2019-1A, Class A2II(1)	3,890	3,696
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
3.11% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2(2)	7,044	5,987
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
6.01% (1 Month Term SOFR + 0.65%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2(2)	11,255	9,615
JP Morgan Mortgage Acquisition Corp. 2006-WMC1
6.01% (1 Month Term SOFR + 0.65%, 0.54% Floor), 03/25/2036, Series 2006-WMC1, Class A5(2)	5,607	5,344
JP Morgan Mortgage Acquisition Trust 2006-CW1
5.91% (1 Month Term SOFR + 0.55%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2(2)	11,322	9,677
JP Morgan Mortgage Acquisition Trust 2006-WMC4
5.59% (1 Month Term SOFR + 0.23%, 0.12% Floor), 12/25/2036, Series 2006-WMC4, Class A3(2)	18,502	9,724

5.62% (1 Month Term SOFR + 0.26%, 0.15% Floor), 12/25/2036, Series 2006-WMC4, Class A4(2)	16,851	8,881
JP Morgan Mortgage Acquisition Trust 2007-CH3
5.73% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5(2)	10,377	10,087
JP Morgan Mortgage Acquisition Trust 2007-CH5
5.74% (1 Month Term SOFR + 0.38%, 0.27% Floor), 06/25/2037, Series 2007-CH5, Class M1(2)	6,439	6,117
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A(1)	1,986	1,752
KKR CLO 11 Ltd.
6.84% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 11, Class AR(1)(2)	7,737	7,742
KKR CLO 29 Ltd.
7.16% (3 Month Term SOFR + 1.76%, 1.50% Floor), 01/15/2032, Series 29A, Class B(1)(2)	8,540	8,419
KREF 2022-FL3 Ltd.
6.81% (1 Month Term SOFR + 1.45%, 1.45% Floor), 02/17/2039, Series 2022-FL3, Class A(1)(2)	10,000	9,852
LAD Auto Receivables Trust 2023-3
6.43%, 12/15/2028, Series 2023-3A, Class C(1)	3,640	3,705
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029, Series 2023-4A, Class C(1)	1,940	1,978
7.37%, 04/15/2031, Series 2023-4A, Class D(1)	980	1,001
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX(1)	3,528	3,213
LCM XVII LP
6.79% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/15/2031, Series 17A, Class A1AR(1)(2)	1,500	1,499
Lehman XS Trust 2007-6
5.89% (1 Month Term SOFR + 0.53%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1(2)	6,599	5,505
Lendmark Funding Trust 2022-1
5.12%, 07/20/2032, Series 2022-1A, Class A(1)	2,819	2,795
LoanCore 2022-CRE7 Issuer Ltd.
6.89% (30-day Average SOFR + 1.55%, 1.55% Floor), 01/17/2037, Series 2022-CRE7, Class A(1)(2)	10,854	10,761
Long Beach Mortgage Loan Trust 2004-6
6.67% (1 Month Term SOFR + 1.31%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1(2)	16,002	14,568
Long Beach Mortgage Loan Trust 2005-2
6.60% (1 Month Term SOFR + 1.24%, 1.13% Floor), 04/25/2035, Series 2005-2, Class M6(2)	12,500	11,827
Long Beach Mortgage Loan Trust 2005-WL2
6.25% (1 Month Term SOFR + 0.89%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3(2)	8,930	8,708
Long Beach Mortgage Loan Trust 2005-WL3
6.18% (1 Month Term SOFR + 0.82%, 0.82% Floor), 11/25/2035, Series 2005-WL3, Class M2(2)	10,015	8,960
Long Beach Mortgage Loan Trust 2006-WL1
6.10% (1 Month Term SOFR + 0.74%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1(2)	12,998	12,232
Louisiana Local Government Environmental Facilities & Community Development Auth
4.15%, 02/01/2033, Series ELL, Class A2	3,020	2,973
Madison Park Funding LIX Ltd.

6.80% (3 Month Term SOFR + 1.40%, 1.14% Floor), 01/18/2034, Series 2021-59A, Class A(1)(2)	2,000	1,999
Madison Park Funding XLVII Ltd.
7.51% (3 Month Term SOFR + 2.11%, 1.85% Floor), 01/19/2034, Series 2020-47A, Class B(1)(2)	500	498
Madison Park Funding XLVIII Ltd.
7.11% (3 Month Term SOFR + 1.71%, 1.71% Floor), 04/19/2033, Series 2021-48A, Class B(1)(2)	2,750	2,713
Madison Park Funding XVIII Ltd.
6.61% (3 Month Term SOFR + 1.20%, 0.94% Floor), 10/21/2030, Series 2015-18A, Class ARR(1)(2)	5,068	5,063
Madison Park Funding XXV Ltd.
7.29% (3 Month Term SOFR + 1.91%, 1.65% Floor), 04/25/2029, Series 2017-25A, Class A2R(1)(2)	8,235	8,193
Madison Park Funding XXVI Ltd.
6.85% (3 Month Term SOFR + 1.46%), 07/29/2030, Series 2017-26A, Class AR(1)(2)	2,835	2,834
Madison Park Funding XXXIII Ltd.
6.68% (3 Month Term SOFR + 1.29%, 1.29% Floor), 10/15/2032, Series 2019-33A, Class AR(1)(2)	14,360	14,346
Madison Park Funding XXXIV Ltd.
6.76% (3 Month Term SOFR + 1.38%, 1.12% Floor), 04/25/2032, Series 2019-34A, Class AR(1)(2)	250	250
Madison Park Funding XXXIX Ltd.
7.32% (3 Month Term SOFR + 1.91%, 1.91% Floor), 10/22/2034, Series 2021-39A, Class B(1)(2)	25,900	25,523
Madison Park Funding XXXV Ltd.
6.67% (3 Month Term SOFR + 1.25%, 0.99% Floor), 04/20/2032, Series 2019-35A, Class A1R(1)(2)	2,500	2,499
Madison Park Funding XXXVII Ltd.
6.73% (3 Month Term SOFR + 1.33%, 1.07% Floor), 07/15/2033, Series 2019-37A, Class AR(1)(2)	4,595	4,578
Magnetite VII Ltd.
6.46% (3 Month Term SOFR + 1.06%), 01/15/2028, Series 2012-7A, Class A1R2(1)(2)	6,260	6,245
Magnetite VIII Ltd.
6.64% (3 Month Term SOFR + 1.24%, 0.98% Floor), 04/15/2031, Series 2014-8A, Class AR2(1)(2)	1,022	1,021
Magnetite XXV Ltd.
6.84% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A(1)(2)	18,000	17,993
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A(1)	3,132	2,808
MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A(1)	636	570
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A(1)	9,032	7,936
Marble Point CLO X Ltd.
6.70% (3 Month Term SOFR + 1.30%, 1.04% Floor), 10/15/2030, Series 2017-1A, Class AR(1)(2)	555	555
Mariner Finance Issuance Trust 2019-A
3.51%, 07/20/2032, Series 2019-AA, Class B(1)	131	131
Mariner Finance Issuance Trust 2022-A
6.45%, 10/20/2037, Series 2022-AA, Class A(1)	2,778	2,797
Marlette Funding Trust 2021-2
1.50%, 09/15/2031, Series 2021-2A, Class C(1)	1,120	1,097

Marlette Funding Trust 2021-3
1.81%, 12/15/2031, Series 2021-3A, Class C(1)	2,145	2,042
Marlette Funding Trust 2023-2
6.54%, 06/15/2033, Series 2023-2A, Class B(1)	3,730	3,756
MASTR Asset Backed Securities Trust 2004-WMC1
6.25% (1 Month Term SOFR + 0.89%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1(2)	830	841
MASTR Specialized Loan Trust
5.99% (1 Month Term SOFR + 0.63%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A(1)(2)	375	359
Merlin Aviation Holdings DAC
4.50%, 12/15/2032, Series 2016-1, Class A(1)(3)	468	405
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
5.95% (1 Month Term SOFR + 0.59%, 0.48% Floor), 05/25/2037, Series 2007-2, Class A2C(2)	2,067	1,507
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
6.47% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2(2)	13,571	11,156
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
5.76% (1 Month Term SOFR + 0.40%, 0.29% Floor), 08/25/2037, Series 2006-OPT1, Class A1(2)	10,676	9,551
Merrill Lynch Mortgage Investors Trust Series 2006-RM2
5.67% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2037, Series 2006-RM2, Class A2B(2)	11,950	1,301
5.80% (1 Month Term SOFR + 0.44%, 0.33% Floor), 05/25/2037, Series 2006-RM2, Class A2C(2)	28,644	3,161
Merrill Lynch Mortgage Investors Trust Series 2006-RM3
5.77% (1 Month Term SOFR + 0.41%, 0.30% Floor), 06/25/2037, Series 2006-RM3, Class A2C(2)	43,692	9,225
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A(1)	2,663	1,624
MF1 2020-FL4 Ltd.
7.18% (1 Month Term SOFR + 1.81%, 1.70% Floor), 11/15/2035, Series 2020-FL4, Class A(1)(2)	15,084	15,047
MF1 2021-FL6 Ltd.
6.57% (1 Month Term SOFR + 1.21%, 1.10% Floor), 07/16/2036, Series 2021-FL6, Class A(1)(2)	15,650	15,397
MF1 2021-FL7 Ltd.
6.55% (1 Month Term SOFR + 1.19%, 1.08% Floor), 10/16/2036, Series 2021-FL7, Class A(1)(2)	19,138	18,793
MF1 2022-FL10 LLC
7.99% (1 Month Term SOFR + 2.64%, 2.64% Floor), 09/17/2037, Series 2022-FL10, Class A(1)(2)	793	793
MF1 2022-FL8 Ltd.
6.71% (1 Month Term SOFR + 1.35%, 1.35% Floor), 02/19/2037, Series 2022-FL8, Class A(1)(2)	6,050	5,945
MF1 2022-FL9 LLC
7.51% (1 Month Term SOFR + 2.15%, 2.15% Floor), 06/19/2037, Series 2022-FL9, Class A(1)(2)	1,546	1,540
MF1 2023-FL12 LLC
7.42% (1 Month Term SOFR + 2.07%, 2.07% Floor), 10/19/2038, Series 2023-FL12, Class A(1)(2)	724	722
Midocean Credit CLO VIII
6.68% (3 Month Term SOFR + 1.31%, 1.05% Floor), 02/20/2031, Series 2018-8A, Class A1R(1)(2)	23,690	23,668
Mission Lane Credit Card Master Trust
7.23%, 07/17/2028, Series 2023-A, Class A(1)	2,920	2,923

7.69%, 11/15/2028, Series 2023-B, Class A(1)	5,475	5,532
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE2
6.33% (1 Month Term SOFR + 0.97%, 0.86% Floor), 03/25/2034, Series 2004-HE2, Class M1(2)	10,804	10,613
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE8
6.43% (1 Month Term SOFR + 1.07%, 0.96% Floor), 09/25/2034, Series 2004-HE8, Class M1(2)	1,179	1,165
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
6.40% (1 Month Term SOFR + 1.04%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4(2)	1,569	1,392
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
5.60% (1 Month Term SOFR + 0.24%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1(2)	437	378
Morgan Stanley Capital I, Inc. Trust 2006-HE1
6.05% (1 Month Term SOFR + 0.69%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4(2)	4,812	4,596
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.70%, 11/25/2036, Series 2006-15XS, Class A4A(3)	12,290	2,805
Morgan Stanley Mortgage Loan Trust 2007-8XS
6.00% (1 Month Term SOFR + 0.64%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5(2)	18,971	6,741
6.01% (1 Month Term SOFR + 0.65%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9(2)	1,832	651
Mosaic Solar Loan Trust 2022-3
6.10%, 06/20/2053, Series 2022-3A, Class A(1)	464	471
Mosaic Solar Loan Trust 2023-1
5.32%, 06/20/2053, Series 2023-1A, Class A(1)	1,599	1,572
Mountain View CLO 2017-1 LLC
6.75% (3 Month Term SOFR + 1.35%, 1.09% Floor), 10/16/2029, Series 2017-1A, Class AR(1)(2)	5,370	5,367
Mountain View CLO IX Ltd.
6.78% (3 Month Term SOFR + 1.38%), 07/15/2031, Series 2015-9A, Class A1R(1)(2)	1,373	1,370
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C(1)	194	186
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C(1)	413	378
MVW 2021-2 LLC
2.23%, 05/20/2039, Series 2021-2A, Class C(1)	7,063	6,424
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C(1)	120	115
Nassau 2017-I Ltd.
6.81% (3 Month Term SOFR + 1.41%), 10/15/2029, Series 2017-IA, Class A1AS(1)(2)	2,534	2,533
National Collegiate Student Loan Trust 2005-3
5.81% (1 Month Term SOFR + 0.40%), 10/25/2033, Series 2005-3W, Class A51(1)(2)	1,842	1,808
Navient Private Education Loan Trust 2014-A
7.08% (1 Month Term SOFR + 1.71%), 10/15/2031, Series 2014-AA, Class A3(1)(2)	556	557
Navient Private Education Loan Trust 2015-A
7.18% (1 Month Term SOFR + 1.81%), 11/15/2030, Series 2015-AA, Class A3(1)(2)	652	654
Navient Private Education Loan Trust 2015-B

6.93% (1 Month Term SOFR + 1.56%), 07/16/2040, Series 2015-BA, Class A3(1)(2)	7,632	7,658
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058, Series 2017-A, Class A2A(1)	9	9
3.91%, 12/16/2058, Series 2017-A, Class B(1)	440	424
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A(1)	776	756
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	66	66
Navient Private Education Refi Loan Trust 2018-D
4.00%, 12/15/2059, Series 2018-DA, Class A2A(1)	762	736
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)	489	469
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2(1)	2,298	2,139
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A(1)	2,365	2,214
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	2,448	2,257
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A(1)	3,286	3,046
2.83%, 11/15/2068, Series 2020-CA, Class B(1)	4,665	3,901
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A(1)	4,191	3,814
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A(1)	2,821	2,526
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A(1)	1,836	1,681
1.33%, 04/15/2069, Series 2020-IA, Class A1A(1)	6,414	5,753
6.48% (1 Month Term SOFR + 1.11%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B(1)(2)	11,058	10,952
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A(1)	2,468	2,174
2.24%, 05/15/2069, Series 2021-A, Class B(1)	360	274
Navient Private Education Refi Loan Trust 2021-E
2.03%, 12/16/2069, Series 2021-EA, Class B(1)	1,680	1,138
Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B(1)	3,810	2,487
Navient Student Loan Trust
7.04% (30-day Average SOFR + 1.70%), 03/15/2072, Series 2023-BA, Class A1B(1)(2)	15,294	15,311
7.23%, 03/15/2072, Series 2023-BA, Class B(1)	10,320	10,818
Navient Student Loan Trust 2014-3
6.07% (30-day Average SOFR + 0.73%), 03/25/2083, Series 2014-3, Class A(2)	185	182

Navient Student Loan Trust 2016-2
6.95% (30-day Average SOFR + 1.61%), 06/25/2065, Series 2016-2A, Class A3(1)(2)	4,787	4,826
Navient Student Loan Trust 2019-B
3.39%, 12/15/2059, Series 2019-BA, Class A2A(1)	364	348
Navient Student Loan Trust 2020-2
6.35% (30-day Average SOFR + 1.01%), 08/26/2069, Series 2020-2A, Class A1B(1)(2)	21,522	21,248
Navigator Aircraft ABS Ltd.
2.77%, 11/15/2046, Series 2021-1, Class A(1)(3)	12,381	10,783
Nelnet Student Loan Trust 2006-1
6.09% (3 Month Term SOFR + 0.71%), 08/23/2036, Series 2006-1, Class A6(1)(2)	16,036	15,730
Nelnet Student Loan Trust 2014-2
6.30% (30-day Average SOFR + 0.96%), 07/27/2037, Series 2014-2A, Class A3(1)(2)	4,083	4,067
Nelnet Student Loan Trust 2021-B
1.42%, 04/20/2062, Series 2021-BA, Class AFX(1)	5,730	5,204
Nelnet Student Loan Trust 2023-PL1
7.57% (30-day Average SOFR + 2.25%), 11/25/2053, Series 2023-PL1A, Class A1A(1)(2)	1,888	1,882
Neuberger Berman CLO XIV Ltd.
6.68% (3 Month Term SOFR + 1.29%, 1.03% Floor), 01/28/2030, Series 2013-14A, Class AR2(1)(2)	1,955	1,954
Neuberger Berman CLO XVI-S Ltd.
6.70% (3 Month Term SOFR + 1.30%, 1.04% Floor), 04/15/2034, Series 2017-16SA, Class AR(1)(2)	18,770	18,668
Neuberger Berman Loan Advisers CLO 32 Ltd.
6.65% (3 Month Term SOFR + 1.25%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR(1)(2)	15,740	15,724
Neuberger Berman Loan Advisers CLO 42 Ltd.
6.76% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/16/2035, Series 2021-42A, Class A(1)(2)	550	547
Neuberger Berman Loan Advisers CLO 43 Ltd.
6.79% (3 Month Term SOFR + 1.39%, 1.13% Floor), 07/17/2035, Series 2021-43A, Class A(1)(2)	29,715	29,670
Neuberger Berman Loan Advisers CLO 45 Ltd.
6.79% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/14/2035, Series 2021-45A, Class A(1)(2)	3,240	3,229
New Century Home Equity Loan Trust 2005-1
6.15% (1 Month Term SOFR + 0.79%, 0.79% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1(2)	2,044	2,054
New Century Home Equity Loan Trust Series 2005-D
6.18% (1 Month Term SOFR + 0.82%, 0.71% Floor), 02/25/2036, Series 2005-D, Class M2(2)	10,390	8,863
OCP CLO 2014-5 Ltd.
6.72% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/26/2031, Series 2014-5A, Class A1R(1)(2)	1,217	1,216
OCP CLO 2014-7 Ltd.
6.80% (3 Month Term SOFR + 1.38%), 07/20/2029, Series 2014-7A, Class A1RR(1)(2)	9,207	9,202
OCP CLO 2020-19 Ltd.
6.83% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/20/2034, Series 2020-19A, Class AR(1)(2)	12,450	12,398
Octagon Investment Partners 29 Ltd.
6.84% (3 Month Term SOFR + 1.44%), 01/24/2033, Series 2016-1A, Class AR(1)(2)	7,880	7,876
Octagon Investment Partners 43 Ltd.

7.29% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/25/2032, Series 2019-1A, Class A2(1)(2)	1,250	1,246
Octagon Investment Partners XV Ltd.
6.63% (3 Month Term SOFR + 1.23%, 0.97% Floor), 07/19/2030, Series 2013-1A, Class A1RR(1)(2)	11,708	11,698
Octagon Investment Partners XVI Ltd.
6.68% (3 Month Term SOFR + 1.28%, 1.02% Floor), 07/17/2030, Series 2013-1A, Class A1R(1)(2)	992	990
Octagon Investment Partners XVII Ltd.
7.04% (3 Month Term SOFR + 1.66%), 01/25/2031, Series 2013-1A, Class BR2(1)(2)	2,500	2,472
OHA Credit Funding 3 Ltd.
6.82% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/02/2035, Series 2019-3A, Class AR(1)(2)	8,770	8,747
OHA Credit Funding 4 Ltd.
6.82% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/22/2036, Series 2019-4A, Class AR(1)(2)	750	750
OHA Credit Funding 6 Ltd.
6.82% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/20/2034, Series 2020-6A, Class AR(1)(2)	6,730	6,729
OHA Credit Funding 7 Ltd.
6.70% (3 Month Term SOFR + 1.30%, 1.30% Floor), 02/24/2037, Series 2020-7A, Class AR(1)(2)	330	328
OHA Credit Partners XIII Ltd.
7.37% (3 Month Term SOFR + 1.96%, 1.70% Floor), 10/25/2034, Series 2016-13A, Class BR(1)(2)	250	249
OHA Credit Partners XV Ltd.
7.05% (3 Month Term SOFR + 1.63%), 01/20/2030, Series 2017-15A, Class B(1)(2)	15,180	15,015
OHA Credit Partners XVI
6.81% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/18/2034, Series 2021-16A, Class A(1)(2)	6,680	6,677
OneMain Direct Auto Receivables Trust 2023-1
7.07%, 02/14/2033, Series 2023-1A, Class D(1)	1,145	1,152
OneMain Financial Issuance Trust 2018-2
3.57%, 03/14/2033, Series 2018-2A, Class A(1)	884	876
4.04%, 03/14/2033, Series 2018-2A, Class C(1)	1,015	990
OneMain Financial Issuance Trust 2019-2
3.14%, 10/14/2036, Series 2019-2A, Class A(1)	356	333
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D(1)	3,300	2,776
6.10% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(2)	244	239
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A(1)	33,800	33,369
OneMain Financial Issuance Trust 2022-3
5.94%, 05/15/2034, Series 2022-3A, Class A(1)	5,301	5,313
OneMain Financial Issuance Trust 2022-S1
5.20%, 05/14/2035, Series 2022-S1, Class D(1)	8,785	8,315
Option One Mortgage Loan Trust 2004-2
6.27% (1 Month Term SOFR + 0.91%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1(2)	4,553	4,404
Option One Mortgage Loan Trust 2006-1
6.07% (1 Month Term SOFR + 0.71%, 0.60% Floor), 01/25/2036, Series 2006-1, Class 2A4(2)	4,077	3,992

Option One Mortgage Loan Trust 2006-3
5.61% (1 Month Term SOFR + 0.25%, 0.14% Floor), 02/25/2037, Series 2006-3, Class 1A1(2)	17,385	11,149
Option One Mortgage Loan Trust 2007-4
5.65% (1 Month Term SOFR + 0.29%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2(2)	13,918	7,731
OZLM VI Ltd.
6.74% (3 Month Term SOFR + 1.34%), 04/17/2031, Series 2014-6A, Class A1S(1)(2)	14,394	14,381
OZLM VII Ltd.
6.67% (3 Month Term SOFR + 1.27%, 1.01% Floor), 07/17/2029, Series 2014-7RA, Class A1R(1)(2)	2,314	2,312
OZLM VIII Ltd.
6.64% (3 Month Term SOFR + 1.24%, 0.98% Floor), 10/17/2029, Series 2014-8A, Class A1R3(1)(2)	20,912	20,876
7.31% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/17/2029, Series 2014-8A, Class A2R3(1)(2)	2,955	2,948
OZLM XV Ltd.
6.97% (3 Month Term SOFR + 1.55%, 1.55% Floor), 04/20/2033, Series 2016-15A, Class A1AR(1)(2)	9,300	9,283
Pagaya AI Debt Selection Trust 2021-5
1.53%, 08/15/2029, Series 2021-5, Class A(1)	2,552	2,540
Palmer Square CLO 2018-3 Ltd.
7.16% (3 Month Term SOFR + 1.76%, 1.76% Floor), 10/17/2031, Series 2013-2A, Class A2R3(1)(2)	250	248
Palmer Square CLO 2020-3 Ltd.
7.02% (3 Month Term SOFR + 1.65%, 1.65% Floor), 11/15/2036, Series 2020-3A, Class A1R2(1)(2)	8,130	8,130
Palmer Square CLO 2021-2 Ltd.
6.81% (3 Month Term SOFR + 1.41%, 1.41% Floor), 07/15/2034, Series 2021-2A, Class A(1)(2)	9,020	9,009
Palmer Square CLO 2021-4 Ltd.
6.83% (3 Month Term SOFR + 1.43%, 1.43% Floor), 10/15/2034, Series 2021-4A, Class A(1)(2)	22,275	22,191
Palmer Square Loan Funding 2021-2 Ltd.
6.88% (3 Month Term SOFR + 1.51%, 1.51% Floor), 05/20/2029, Series 2021-2A, Class A2(1)(2)	11,775	11,670
Palmer Square Loan Funding 2021-3 Ltd.
6.48% (3 Month Term SOFR + 1.06%, 1.06% Floor), 07/20/2029, Series 2021-3A, Class A1(1)(2)	2,724	2,717
7.08% (3 Month Term SOFR + 1.66%, 1.66% Floor), 07/20/2029, Series 2021-3A, Class A2(1)(2)	4,000	3,993
Palmer Square Loan Funding 2021-4 Ltd.
7.06% (3 Month Term SOFR + 1.66%, 1.66% Floor), 10/15/2029, Series 2021-4A, Class A2(1)(2)	2,000	1,984
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
6.25% (1 Month Term SOFR + 0.89%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3(2)	8,000	6,896
Planet Fitness Master Issuer LLC
3.25%, 12/05/2051, Series 2022-1A, Class A2I(1)	12,728	11,792
3.86%, 12/05/2049, Series 2019-1A, Class A2(1)	1,416	1,248
4.67%, 09/05/2048, Series 2018-1A, Class A2II(1)	4,178	4,077
Post CLO 2023-1 Ltd.
7.37% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2036, Series 2023-1A, Class A(1)(2)	14,310	14,338
Prestige Auto Receivables Trust 2020-1
3.67%, 02/15/2028, Series 2020-1A, Class E(1)	3,270	3,204
Prestige Auto Receivables Trust 2023-1

6.33%, 04/16/2029, Series 2023-1A, Class D(1)	4,170	4,150
Prestige Auto Receivables Trust 2023-2
7.71%, 08/15/2029, Series 2023-2A, Class D(1)	1,800	1,853
PRET 2021-NPL5 LLC
2.49%, 10/25/2051, Series 2021-NPL5, Class A1(1)(3)	20,139	19,687
PRET 2021-RN3 LLC
1.84%, 09/25/2051, Series 2021-RN3, Class A1(1)(3)	28,048	26,606
PRET 2022-RN1 LLC
3.72%, 07/25/2051, Series 2022-RN1, Class A1(1)(3)	19,786	19,118
PRET 2022-RN2 LLC
5.00%, 06/25/2052, Series 2022-RN2, Class A1(1)(3)	26,935	26,046
Pretium Mortgage Credit Partners LLC
5.00%, 08/25/2052, Series 2022-RN3, Class A1(1)(4)	28,713	28,133
Progress Residential 2019-SFR4 Trust
3.14%, 10/17/2036, Series 2019-SFR4, Class D(1)	1,915	1,865
Progress Residential 2020-SFR3 Trust
1.50%, 10/17/2027, Series 2020-SFR3, Class B(1)	345	321
1.90%, 10/17/2027, Series 2020-SFR3, Class D(1)	1,390	1,283
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	545	504
2.80%, 10/17/2027, Series 2020-SFR3, Class F(1)	10,915	10,126
Progress Residential 2021-SFR11 Trust
2.28%, 01/17/2039, Series 2021-SFR11, Class A(1)	11,973	10,357
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	4,365	3,932
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	1,815	1,634
2.69%, 05/17/2026, Series 2021-SFR3, Class E2(1)	1,510	1,353
Progress Residential 2021-SFR4
2.41%, 05/17/2038, Series 2021-SFR4, Class E1(1)	955	861
2.56%, 05/17/2038, Series 2021-SFR4, Class E2(1)	640	576
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1(1)	2,185	1,933
2.36%, 07/17/2038, Series 2021-SFR5, Class E2(1)	545	482
Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1(1)	3,970	3,326
2.64%, 08/17/2040, Series 2021-SFR7, Class E2(1)	1,035	849
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	1,130	935
3.01%, 11/17/2040, Series 2021-SFR9, Class E2(1)	615	508
Progress Residential 2023-SFR1 Trust
4.65%, 03/17/2040, Series 2023-SFR1, Class C(1)	950	902

4.65%, 03/17/2040, Series 2023-SFR1, Class D(1)	1,455	1,359
Progress Residential 2023-SFR2 Trust
4.50%, 10/17/2028, Series 2023-SFR2, Class B(1)	855	813
Progress Residential Trust
2.43%, 07/17/2038, Series 2021-SFR6, Class E1(1)	2,730	2,426
2.53%, 07/17/2038, Series 2021-SFR6, Class E2(1)	1,375	1,221
PRPM 2021-6 LLC
1.79%, 07/25/2026, Series 2021-6, Class A1(1)(3)	17,140	16,643
PRPM 2021-8 LLC
1.74%, 09/25/2026, Series 2021-8, Class A1(1)(4)	4,029	3,880
PRPM 2022-1 LLC
3.72%, 02/25/2027, Series 2022-1, Class A1(1)(3)	32,074	30,928
PRPM 2022-4 LLC
5.00%, 08/25/2027, Series 2022-4, Class A1(1)(3)	10,002	9,776
PRPM 2022-5 LLC
6.90%, 09/27/2027, Series 2022-5, Class A1(1)(3)	13,848	13,865
RAAC Series 2006-RP4 Trust
6.02% (1 Month Term SOFR + 0.66%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1(1)(2)	7,231	7,151
Rad CLO 15 Ltd.
6.77% (3 Month Term SOFR + 1.35%, 1.09% Floor), 01/20/2034, Series 2021-15A, Class A(1)(2)	5,310	5,301
Rad CLO 5 Ltd.
6.78% (3 Month Term SOFR + 1.38%, 1.12% Floor), 07/24/2032, Series 2019-5A, Class AR(1)(2)	700	698
RAMP Series 2005-RS5 Trust
6.49% (1 Month Term SOFR + 0.79%, 0.68% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5(2)	353	349
RAMP Series 2006-RZ5 Trust
5.83% (1 Month Term SOFR + 0.47%, 0.36% Floor, 14.00% Cap), 08/25/2046, Series 2006-RZ5, Class M1(2)	17,323	14,927
RASC Series 2005-KS10 Trust
6.13% (1 Month Term SOFR + 0.77%, 0.66% Floor, 14.00% Cap), 11/25/2035, Series 2005-KS10, Class M2(2)	354	353
RASC Series 2006-EMX6 Trust
6.01% (1 Month Term SOFR + 0.38%, 0.27% Floor, 14.00% Cap), 07/25/2036, Series 2006-EMX6, Class A4(2)	201	175
RASC Series 2007-KS3 Trust
5.81% (1 Month Term SOFR + 0.45%, 0.34% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4(2)	22,632	21,298
Redwood Funding Trust 2023-1
7.50%, 07/25/2059, Series 2023-1, Class A(1)(3)	4,790	4,732
Regatta XVIII Funding Ltd.
6.76% (3 Month Term SOFR + 1.36%, 1.10% Floor), 01/15/2034, Series 2021-1A, Class A1(1)(2)	4,250	4,244
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)	1,170	1,121
Regional Management Issuance Trust 2021-2
1.90%, 08/15/2033, Series 2021-2, Class A(1)	356	315
Regional Management Issuance Trust 2022-1

3.07%, 03/15/2032, Series 2022-1, Class A(1)	2,672	2,547
Republic Finance Issuance Trust 2021-A
3.53%, 12/22/2031, Series 2021-A, Class C(1)	795	713
Rockford Tower CLO 2017-3 Ltd.
6.87% (3 Month Term SOFR + 1.45%), 10/20/2030, Series 2017-3A, Class A(1)(2)	6,175	6,172
Rockford Tower CLO 2019-2 Ltd.
6.73% (3 Month Term SOFR + 1.36%, 1.10% Floor), 08/20/2032, Series 2019-2A, Class AR(1)(2)	13,850	13,834
Rockford Tower CLO 2021-1 Ltd.
6.85% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1(1)(2)	25,790	25,667
RR 3 Ltd.
6.75% (3 Month Term SOFR + 1.35%, 1.09% Floor), 01/15/2030, Series 2018-3A, Class A1R2(1)(2)	2,443	2,442
RRX 1 Ltd.
7.03% (3 Month Term SOFR + 1.63%, 1.37% Floor), 04/15/2033, Series 2020-1A, Class A1(1)(2)	2,000	1,999
RRX 3 Ltd.
6.98% (3 Month Term SOFR + 1.58%, 1.32% Floor), 04/15/2034, Series 2021-3A, Class A1(1)(2)	3,200	3,198
RRX 4 Ltd.
6.86% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/15/2034, Series 2021-4A, Class A1(1)(2)	1,250	1,249
RRX 7 Ltd.
6.75% (3 Month Term SOFR + 1.36%, 1.36% Floor), 07/15/2035, Series 2022-7A, Class A1(1)(2)	18,270	18,199
Santander Drive Auto Receivables Trust 2020-1
4.11%, 12/15/2025, Series 2020-1, Class C	31	31
Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027, Series 2020-4, Class D	430	421
Santander Drive Auto Receivables Trust 2021-3
1.33%, 09/15/2027, Series 2021-3, Class D	825	788
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027, Series 2021-4, Class D	3,990	3,772
Santander Drive Auto Receivables Trust 2023-2
5.24%, 05/15/2028, Series 2023-2, Class B	22,400	22,288
Santander Retail Auto Lease Trust 2021-A
1.38%, 03/22/2027, Series 2021-A, Class D(1)	8,685	8,517
Saxon Asset Securities Trust 2006-1
5.94% (1 Month Term SOFR + 0.58%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1(2)	1,180	1,124
Saxon Asset Securities Trust 2007-2
5.67% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1(2)	16,387	14,225
Saxon Asset Securities Trust 2007-3
5.78% (1 Month Term SOFR + 0.42%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A(2)	13,156	12,355
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	340	314
SCF Equipment Leasing 2022-1 LLC
3.79%, 11/20/2031, Series 2022-1A, Class D(1)	2,740	2,500

SCF Equipment Leasing 2022-2 LLC
6.50%, 08/20/2032, Series 2022-2A, Class C(1)	3,145	3,125
Sculptor CLO XXVIII Ltd.
7.48% (3 Month Term SOFR + 2.06%, 1.80% Floor), 01/20/2035, Series 28A, Class B1(1)(2)	3,700	3,677
Securitized Asset Backed Receivables LLC Trust 2004-OP1
6.24% (1 Month Term SOFR + 0.88%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1(2)	5,891	5,799
Securitized Asset Backed Receivables LLC Trust 2005-HE1
6.12% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1(2)	2,547	2,001
Securitized Asset Backed Receivables LLC Trust 2006-CB5
5.75% (1 Month Term SOFR + 0.39%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3(2)	3,800	2,433
Securitized Asset Backed Receivables LLC Trust 2007-BR2
5.93% (1 Month Term SOFR + 0.57%, 0.46% Floor), 02/25/2037, Series 2007-BR2, Class A2(2)	3,554	1,510
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I(1)	613	535
Sesac Finance LLC
5.50%, 07/25/2052, Series 2022-1, Class A2(1)	868	847
SFS Auto Receivables Securitization Trust 2023-1
5.97%, 02/20/2031, Series 2023-1A, Class C(1)	1,965	1,973
Shackleton 2019-XIV CLO Ltd.
7.48% (3 Month Term SOFR + 2.06%, 1.80% Floor), 07/20/2034, Series 2019-14A, Class BR(1)(2)	3,430	3,402
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042, Series 2015-1A, Class A(1)	1,622	1,396
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036, Series 2019-1A, Class A(1)	335	332
Sierra Timeshare 2019-2 Receivables Funding LLC
3.12%, 05/20/2036, Series 2019-2A, Class C(1)	640	627
Sierra Timeshare 2019-3 Receivables Funding LLC
3.00%, 08/20/2036, Series 2019-3A, Class C(1)	423	405
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	1,257	1,186
1.79%, 11/20/2037, Series 2021-1A, Class C(1)	349	328
Sierra Timeshare 2023-1 Receivables Funding LLC
7.00%, 01/20/2040, Series 2023-1A, Class C(1)	930	942
Sierra Timeshare 2023-2 Receivables Funding LLC
7.30%, 04/20/2040, Series 2023-2A, Class C(1)	1,179	1,206
Sierra Timeshare 2023-3 Receivables Funding LLC
7.12%, 09/20/2040, Series 2023-3A, Class C(1)	3,972	4,031
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A(1)	8,378	7,241
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3(4)	1,104	1,085

SLM Private Credit Student Loan Trust 2005-B
5.98% (3 Month Term SOFR + 0.59%), 06/15/2039, Series 2005-B, Class A4(2)	3,849	3,729
SLM Student Loan Trust 2003-7
6.81% (90-day Average SOFR + 1.46%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A(1)(2)	5,181	5,102
SLM Student Loan Trust 2005-4
5.77% (90-day Average SOFR + 0.43%), 07/25/2040, Series 2005-4, Class A4(2)	9,509	9,241
SLM Student Loan Trust 2006-10
5.82% (90-day Average SOFR + 0.48%), 03/25/2044, Series 2006-10, Class B(2)	1,209	1,118
SLM Student Loan Trust 2007-7
5.93% (90-day Average SOFR + 0.59%), 01/18/2024, Series 2007-7, Class A4(2)	1,350	1,313
SLM Student Loan Trust 2008-5
7.45% (90-day Average SOFR + 2.11%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B(2)	7,350	7,219
SLM Student Loan Trust 2012-1
6.40% (30-day Average SOFR + 1.06%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3(2)	7,693	7,431
SLM Student Loan Trust 2012-2
6.15% (30-day Average SOFR + 0.81%), 01/25/2029, Series 2012-2, Class A(2)	9,148	8,766
SLM Student Loan Trust 2012-7
6.10% (30-day Average SOFR + 0.76%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3(2)	3,096	2,977
7.25% (30-day Average SOFR + 1.91%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B(2)	2,220	2,034
SLM Student Loan Trust 2014-1
6.05% (30-day Average SOFR + 0.71%), 02/26/2029, Series 2014-1, Class A3(2)	1,798	1,726
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B(1)	1,044	1,009
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031, Series 2016-A, Class A2A(1)	39	38
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032, Series 2016-B, Class A2A(1)	775	755
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034, Series 2016-C, Class A2A(1)	83	81
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A(1)	315	306
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A(1)	806	776
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A(1)	4,543	4,388
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A(1)	1,952	1,885
4.00%, 07/15/2042, Series 2018-B, Class B(1)	285	265
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A(1)	4,809	4,656
4.00%, 11/17/2042, Series 2018-C, Class B(1)	770	712

SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A(1)	3,405	3,277
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A(1)	3,387	3,208
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A(1)	6,646	6,170
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A(1)	4,168	3,780
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1(1)	6,215	5,439
SMB Private Education Loan Trust 2022-B
3.94%, 02/16/2055, Series 2022-B, Class A1A(1)	27,176	25,896
6.79% (30-day Average SOFR + 1.45%), 02/16/2055, Series 2022-B, Class A1B(1)(2)	24,509	24,459
SMB Private Education Loan Trust 2023-C
6.36%, 11/15/2052, Series 2023-C, Class B(1)	2,870	2,910
SMB Private Education Loan Trust 2023-D
6.15%, 09/15/2053, Series 2023-D, Class A1A(1)	10,505	10,980
6.93%, 09/15/2053, Series 2023-D, Class B(1)	5,009	5,287
6.99% (30-day Average SOFR + 1.65%, 1.65% Floor), 09/15/2053, Series 2023-D, Class A1B(1)(2)	17,076	17,237
7.54%, 09/15/2053, Series 2023-D, Class C(1)	1,034	1,072
8.87%, 09/15/2053, Series 2023-D, Class D(1)	2,110	2,216
SoFi Consumer Loan Program 2021-1 Trust
2.04%, 09/25/2030, Series 2021-1, Class D(1)	925	862
SoFi Personal Loan Trust
0.00%, 11/12/2030(4)(6)	61	3,978
6.00%, 11/12/2030(6)	5,760	5,760
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX(1)	534	514
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C(1)	695	642
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX(1)	1,405	1,275
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX(1)	1,875	1,715
Sound Point CLO XV Ltd.
6.57% (3 Month Term SOFR + 1.16%, 0.90% Floor), 01/23/2029, Series 2017-1A, Class ARR(1)(2)	584	583
Sound Point CLO XX Ltd.
6.74% (3 Month Term SOFR + 1.36%), 07/26/2031, Series 2018-2A, Class A(1)(2)	526	526
Soundview Home Loan Trust 2006-OPT5
5.95% (1 Month Term SOFR + 0.59%, 0.48% Floor), 07/25/2036, Series 2006-OPT5, Class 2A4(2)	21,571	18,663
Southwick Park CLO LLC

6.74% (3 Month Term SOFR + 1.32%, 1.32% Floor), 07/20/2032, Series 2019-4A, Class A1R(1)(2)	11,400	11,389
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
4.07%, 02/25/2037, Series 2006-BC2, Class A2C(3)	10,407	3,685
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
5.75% (1 Month Term SOFR + 0.39%, 0.28% Floor), 11/25/2037, Series 2006-BC5, Class A1(2)	9,852	7,788
Stratus CLO 2021-3 Ltd.
6.63% (3 Month Term SOFR + 1.21%, 1.21% Floor), 12/29/2029, Series 2021-3A, Class A(1)(2)	22,068	22,024
Structured Adjustable Rate Mortgage Loan Trust
4.73%, 02/25/2035, Series 2005-1, Class 1A1(4)	3,111	2,930
Structured Asset Investment Loan Trust 2004-8
6.37% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1(2)	570	539
Structured Asset Investment Loan Trust 2004-9
6.57% (1 Month Term SOFR + 1.21%, 1.10% Floor), 10/25/2034, Series 2004-9, Class M2(2)	2,781	2,777
Structured Asset Investment Loan Trust 2005-HE2
6.22% (1 Month Term SOFR + 0.86%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2(2)	4,629	4,392
Structured Asset Mortgage Investments II Trust 2007-AR3
5.66% (1 Month Term SOFR + 0.30%, 0.19% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1(2)	10,448	9,290
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
6.47% (1 Month Term SOFR + 1.11%, 1.00% Floor), 08/25/2037, Series 2007-WF2, Class A1(2)	115	114
Sunnova Helios XI Issuer LLC
5.60%, 05/20/2050, Series 2023-A, Class B(1)	6,338	6,086
Sunnova Helios XII Issuer LLC
5.60%, 08/22/2050, Series 2023-B, Class B(1)	2,040	1,948
Symphony CLO XVII Ltd.
6.54% (3 Month Term SOFR + 1.14%), 04/15/2028, Series 2016-17A, Class AR(1)(2)	258	258
Symphony CLO XX Ltd.
7.31% (3 Month Term SOFR + 1.91%, 1.65% Floor), 01/16/2032, Series 2018-20A, Class BR(1)(2)	11,220	11,086
Symphony CLO XXIII Ltd.
6.68% (3 Month Term SOFR + 1.28%, 1.02% Floor), 01/15/2034, Series 2020-23A, Class AR(1)(2)	14,200	14,175
Symphony CLO XXIV Ltd.
6.87% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/23/2032, Series 2020-24A, Class A(1)(2)	650	649
Symphony CLO XXVI Ltd.
6.76% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR(1)(2)	4,650	4,632
TCW CLO 2019-1 AMR Ltd.
7.40% (3 Month Term SOFR + 2.01%, 1.75% Floor), 08/16/2034, Series 2019-1A, Class BR(1)(2)	3,365	3,313
TCW CLO 2020-1 Ltd.
6.84% (3 Month Term SOFR + 1.42%, 1.16% Floor), 04/20/2034, Series 2020-1A, Class A1RR(1)(2)	8,600	8,548
TCW CLO 2022-1 Ltd.
6.75% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2033, Series 2022-1A, Class A1(1)(2)	9,080	9,046
Theorem Funding Trust 2022-1
1.85%, 02/15/2028, Series 2022-1A, Class A(1)	102	101

Theorem Funding Trust 2023-1
7.58%, 04/15/2029, Series 2023-1A, Class A(1)	7,554	7,639
THL Credit Wind River 2019-3 CLO Ltd.
7.31% (3 Month Term SOFR + 1.91%, 1.65% Floor), 07/15/2031, Series 2019-3A, Class BR(1)(2)	7,550	7,379
TIAA CLO I Ltd.
6.88% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/20/2031, Series 2016-1A, Class AR(1)(2)	17,913	17,926
TICP CLO X Ltd.
7.15% (3 Month Term SOFR + 1.73%, 1.47% Floor), 04/20/2031, Series 2018-10A, Class B(1)(2)	4,080	4,034
Towd Point Mortgage Trust 2019-MH1
3.00%, 11/25/2058, Series 2019-MH1, Class A1(1)(4)	18	18
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D(1)	1,270	1,205
Tricon American Homes 2020-SFR1
2.05%, 07/17/2038, Series 2020-SFR1, Class B(1)	1,180	1,077
2.55%, 07/17/2038, Series 2020-SFR1, Class D(1)	1,220	1,121
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1(1)	1,855	1,622
Tricon Residential 2021-SFR1 Trust
2.79%, 07/17/2038, Series 2021-SFR1, Class E1(1)	1,760	1,592
2.89%, 07/17/2038, Series 2021-SFR1, Class E2(1)	4,695	4,237
Trimaran Cavu 2019-1 Ltd.
7.58% (3 Month Term SOFR + 2.16%, 1.90% Floor), 07/20/2032, Series 2019-1A, Class A2(1)(2)	1,820	1,814
Trimaran Cavu 2021-2 Ltd.
7.39% (3 Month Term SOFR + 2.01%, 1.75% Floor), 10/25/2034, Series 2021-2A, Class B1(1)(2)	2,500	2,469
Upstart Securitization Trust 2021-5
1.31%, 11/20/2031, Series 2021-5, Class A(1)	489	485
Upstart Securitization Trust 2022-1
3.12%, 03/20/2032, Series 2022-1, Class A(1)	4,575	4,518
Upstart Securitization Trust 2022-3
5.50%, 06/20/2032, Series 2022-3, Class A(1)	5,435	5,337
Upstart Structured Pass-Through Trust Series 2022-2A
4.25%, 06/17/2030, Series 2022-2A, Class A(1)	2,167	2,117
VCAT 2021-NPL1 LLC
5.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(3)	842	838
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(3)	6,386	6,267
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(3)	8,272	8,085
Venture XIV CLO Ltd.
6.68% (3 Month Term SOFR + 1.29%, 1.03% Floor), 08/28/2029, Series 2013-14A, Class ARR(1)(2)	7,188	7,182
Venture XXIX CLO Ltd.

6.63% (3 Month Term SOFR + 1.25%, 0.99% Floor), 09/07/2030, Series 2017-29A, Class AR(1)(2)	1,787	1,783
Venture Xxv CLO Ltd.
6.70% (3 Month Term SOFR + 1.28%, 1.02% Floor), 04/20/2029, Series 2016-25A, Class ARR(1)(2)	4,659	4,655
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(3)	1,089	1,053
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(3)	3,159	3,055
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(3)	5,004	4,876
VOLT XCIX LLC
2.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(3)	9,797	9,460
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(3)	2,148	2,088
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(3)	9,312	8,981
Voya CLO 2013-2 Ltd.
6.61% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/25/2031, Series 2013-2A, Class A1R(1)(2)	1,760	1,756
Voya CLO 2020-1 Ltd.
7.36% (3 Month Term SOFR + 1.96%, 1.70% Floor), 07/16/2034, Series 2020-1A, Class BR(1)(2)	9,000	8,939
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.86%, 02/25/2037, Series 2007-HY1, Class 4A1(4)	5,754	4,993
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
6.26% (12 Month U.S. Treasury Average + 1.25%, 1.25% Floor), 04/25/2047, Series 2007-OA3, Class 5A(2)	286	237
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A(1)	3,821	3,171
Wellfleet CLO 2017-2A Ltd.
6.74% (3 Month Term SOFR + 1.32%), 10/20/2029, Series 2017-2A, Class A1R(1)(2)	2,383	2,382
Wellfleet CLO 2017-3 Ltd.
6.81% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/17/2031, Series 2017-3A, Class A1(1)(2)	5,451	5,448
Wellfleet CLO 2021-3 Ltd.
7.46% (3 Month Term SOFR + 2.06%, 1.80% Floor), 01/15/2035, Series 2021-3A, Class B(1)(2)	6,165	6,115
Wellfleet CLO X Ltd.
6.85% (3 Month Term SOFR + 1.43%), 07/20/2032, Series 2019-XA, Class A1R(1)(2)	8,689	8,658
Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust
6.37% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2034, Series 2004-2, Class M1(2)	740	740
Westlake Automobile Receivables Trust 2020-3
1.24%, 11/17/2025, Series 2020-3A, Class C(1)	26	26
Westlake Automobile Receivables Trust 2021-3
2.12%, 01/15/2027, Series 2021-3A, Class D(1)	5,200	4,948
Westlake Automobile Receivables Trust 2023-1
6.79%, 11/15/2028, Series 2023-1A, Class D(1)	2,480	2,509

Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D(1)	5,285	5,363
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029, Series 2023-3A, Class D(1)	5,675	5,677
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029, Series 2023-4A, Class D(1)	9,020	9,196
Willis Engine Structured Trust IV
4.75%, 09/15/2043, Series 2018-A, Class A(1)(3)	393	338
Willis Engine Structured Trust VI
3.10%, 05/15/2046, Series 2021-A, Class A(1)	2,257	1,814
Willis Engine Structured Trust VII
8.00%, 10/15/2048, Series 2023-A, Class A(1)	14,708	14,628
World Omni Auto Receivables Trust 2020-A
1.64%, 08/17/2026, Series 2020-A, Class C	3,190	3,159

Total Asset-Backed Obligations (Cost: $3,816,457)		3,682,408

Corporate Bonds – 27.32%
Basic Materials – 1.07%
Alcoa Nederland Holding BV
4.13%, 03/31/2029(1)	2,945	2,731
5.50%, 12/15/2027(1)	2,745	2,675
6.13%, 05/15/2028(1)	4,000	4,023
Anglo American Capital Plc
2.63%, 09/10/2030(1)	40,530	34,478
4.00%, 09/11/2027(1)	1,000	961
4.50%, 03/15/2028(1)	19,220	18,702
5.50%, 05/02/2033(1)	2,160	2,182
ArcelorMittal SA
6.75%, 03/01/2041	12,270	12,973
6.80%, 11/29/2032	7,845	8,484
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031(1)	3,000	3,146
Braskem Idesa SAPI
6.99%, 02/20/2032(1)	200	117
Braskem Netherlands Finance BV
4.50%, 01/31/2030(1)	5,210	4,044
5.88%, 01/31/2050(1)	4,160	2,883
8.50%, 01/12/2031(1)	200	186
8.50%, 01/12/2031(18)	225	209
Celanese U.S. Holdings LLC
6.33%, 07/15/2029	3,170	3,323

6.38%, 07/15/2032	1,700	1,797
6.55%, 11/15/2030	5,380	5,687
6.70%, 11/15/2033	19,990	21,681
CF Industries, Inc.
4.50%, 12/01/2026(1)	5,145	5,031
Corp. Nacional del Cobre de Chile
5.13%, 02/02/2033	1,500	1,451
CSN Resources SA
5.88%, 04/08/2032(1)	200	174
Eastman Chemical Co.
5.75%, 03/08/2033	1,244	1,285
First Quantum Minerals Ltd.
6.88%, 03/01/2026(1)	2,855	2,556
6.88%, 10/15/2027(1)	7,600	6,459
7.50%, 04/01/2025(1)	1,185	1,130
FMC Corp.
3.45%, 10/01/2029	1,850	1,672
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031(1)	6,670	6,100
Freeport Indonesia PT
4.76%, 04/14/2027(18)	200	197
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	6,345	5,958
4.63%, 08/01/2030	2,455	2,399
Glencore Funding LLC
2.50%, 09/01/2030(1)	5,937	5,094
2.63%, 09/23/2031(1)	4,910	4,166
2.85%, 04/27/2031(1)	10,245	8,834
3.88%, 10/27/2027(1)	11,555	11,107
4.88%, 03/12/2029(1)	8,160	8,152
5.70%, 05/08/2033(1)	15,895	16,491
6.13%, 10/06/2028(1)	20,860	21,853
6.38%, 10/06/2030(1)	25,508	27,385
6.50%, 10/06/2033(1)	43,035	46,917
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT
5.45%, 05/15/2030	1,000	1,009
5.45%, 05/15/2030(1)	1,400	1,412
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(1)	1,550	1,358
2.30%, 11/01/2030(1)	16,705	13,813
4.38%, 06/01/2047	2,905	2,229

5.00%, 09/26/2048		11,420	9,693
MEGlobal BV
2.63%, 04/28/2028(1)		268	241
Newmont Corp.
2.25%, 10/01/2030		1,785	1,541
OCP SA
4.50%, 10/22/20259(18)		259	252
POSCO
5.75%, 01/17/2028(1)		200	205
Sasol Financing USA LLC
5.88%, 03/27/2024		1,123	1,116
8.75%, 05/03/2029(1)		200	204
Suzano Austria GmbH
3.75%, 01/15/2031		6,505	5,705
5.00%, 01/15/2030		200	193
Syngenta Finance NV
4.89%, 04/24/2025(1)		550	542
Valvoline, Inc.
3.63%, 06/15/2031(1)		533	455
Vedanta Resources Finance II Plc
8.95%, 03/11/2025(18)		200	149
8.95%, 03/11/2025(1)		509	379
Volcan Compania Minera SAA
4.38%, 02/11/2026(1)		1,290	801
Westlake Corp.
1.63%, 07/17/2029	EUR	2,025	2,001

Total Basic Materials			357,991

Communications – 2.44%
Altice Financing SA
5.75%, 08/15/2029(1)		$7,503	6,658
Amazon.com, Inc.
2.50%, 06/03/2050		1,579	1,050
AT&T, Inc.
3.55%, 09/15/2055		6,190	4,450
3.65%, 06/01/2051		2,768	2,084
3.65%, 09/15/2059		7,674	5,500
3.80%, 12/01/2057		4,314	3,207
3.85%, 06/01/2060		917	684
4.50%, 05/15/2035		782	741
4.50%, 03/09/2048		815	711
5.40%, 02/15/2034		8,032	8,284

C&W Senior Financing DAC
6.88%, 09/15/2027(1)	600	559
Cable One, Inc.
4.00%, 11/15/2030(1)	3,478	2,816
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 01/15/2034(1)	2,285	1,857
Charter Communications Operating LLC
2.25%, 01/15/2029	1,626	1,411
2.30%, 02/01/2032	20,750	16,513
2.80%, 04/01/2031	32,784	27,652
3.70%, 04/01/2051	16,903	10,994
3.75%, 02/15/2028	6,703	6,328
3.85%, 04/01/2061	5,482	3,417
3.90%, 06/01/2052	4,575	3,076
3.95%, 06/30/2062	30,479	19,175
4.20%, 03/15/2028	3,376	3,243
4.40%, 04/01/2033	4,100	3,784
4.80%, 03/01/2050	17,068	13,212
5.25%, 04/01/2053	3,290	2,756
5.38%, 04/01/2038	980	884
5.38%, 05/01/2047	12,455	10,585
5.75%, 04/01/2048	5,030	4,464
6.48%, 10/23/2045	343	337
Cogent Communications Group, Inc.
7.00%, 06/15/2027(1)	872	876
Comcast Corp.
1.50%, 02/15/2031	801	656
2.94%, 11/01/2056	7,295	4,798
2.99%, 11/01/2063	2,488	1,604
3.75%, 04/01/2040	774	666
4.80%, 05/15/2033	3,163	3,202
CommScope Technologies LLC
5.00%, 03/15/2027(1)	1,620	674
CommScope, Inc.
4.75%, 09/01/2029(1)	10,475	7,033
6.00%, 03/01/2026(1)	2,205	1,966
7.13%, 07/01/2028(1)	3,625	1,722
Cox Communications, Inc.
3.15%, 08/15/2024(1)	400	393
CSC Holdings LLC
3.38%, 02/15/2031(1)	10,305	7,518

4.13%, 12/01/2030(1)	2,415	1,837
4.50%, 11/15/2031(1)	6,505	4,918
4.63%, 12/01/2030(1)	26,845	16,164
5.00%, 11/15/2031(1)	940	569
5.38%, 02/01/2028(1)	2,970	2,623
5.75%, 01/15/2030(1)	6,059	3,772
6.50%, 02/01/2029(1)	10,866	9,590
7.50%, 04/01/2028(1)	1,000	748
Digicel Group Holdings Ltd.
0.00%, 12/31/2030(1)(6)	97	27
0.00%, 12/31/2030(1)(6)	218	61
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.00%, 12/31/2026(1)(7)(8)	73	1
8.75%, 05/25/2024(1)	188	175
DISH DBS Corp.
5.13%, 06/01/2029	2,380	1,227
5.25%, 12/01/2026(1)	11,995	10,277
5.75%, 12/01/2028(1)	16,035	12,790
Expedia Group, Inc.
2.95%, 03/15/2031	30,140	26,526
3.25%, 02/15/2030	12,682	11,626
FactSet Research Systems, Inc.
3.45%, 03/01/2032	5,275	4,724
Frontier Communications Holdings LLC
8.63%, 03/15/2031(1)	8,138	8,298
iHeartCommunications, Inc.
4.75%, 01/15/2028(1)	4,120	3,170
5.25%, 08/15/2027(1)	3,710	2,948
Intelsat Jackson Holdings SA
6.50%, 03/15/2030(1)	37,796	36,004
Juniper Networks, Inc.
2.00%, 12/10/2030	864	699
Kenbourne Invest SA
4.70%, 01/22/2028(18)	211	112
6.88%, 11/26/2024(18)	211	146
6.88%, 11/26/2024(1)	300	208
Level 3 Financing, Inc.
4.63%, 09/15/2027(1)	510	306
Meta Platforms, Inc.
4.65%, 08/15/2062	3,207	2,986
4.95%, 05/15/2033	29,985	30,947
5.60%, 05/15/2053	250	271

Millicom International Cellular SA
5.13%, 01/15/2028(18)		180	168
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753	6,546
2.75%, 05/24/2031		5,511	4,710
5.50%, 09/01/2044		3,104	3,083
5.60%, 06/01/2032		6,262	6,460
NBN Co. Ltd.
2.63%, 05/05/2031(1)		475	407
Netflix, Inc.
3.63%, 06/15/2025(1)		3,500	3,435
3.88%, 11/15/2029	EUR	1,392	1,588
4.63%, 05/15/2029		2,300	2,709
4.88%, 06/15/2030(1)		$27,736	28,084
5.38%, 11/15/2029(1)		1,415	1,462
5.88%, 11/15/2028		10,972	11,551
6.38%, 05/15/2029		12,834	13,954
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
4.75%, 04/30/2027(1)		1,665	1,590
NTT Finance Corp.
1.59%, 04/03/2028(1)		777	686
Prosus NV
1.99%, 07/13/2033	EUR	4,100	3,333
SES GLOBAL Americas Holdings, Inc.
5.30%, 03/25/2044(1)		$10,000	7,798
Sirius XM Radio, Inc.
4.00%, 07/15/2028(1)		674	623
5.00%, 08/01/2027(1)		1,385	1,338
5.50%, 07/01/2029(1)		115	111
Sprint Capital Corp.
6.88%, 11/15/2028		1,262	1,367
8.75%, 03/15/2032		24,955	30,801
Sprint LLC
7.13%, 06/15/2024		20,996	21,087
7.63%, 02/15/2025		14,792	15,051
7.63%, 03/01/2026		1,596	1,667
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025(1)		2,288	2,268
5.15%, 03/20/2028(1)		23,512	23,407

Tencent Holdings Ltd.
3.84%, 04/22/2051(1)	8,495	6,344
Time Warner Cable LLC
4.50%, 09/15/2042	13,975	10,967
5.50%, 09/01/2041	11,204	9,692
5.88%, 11/15/2040	6,520	5,902
T-Mobile USA, Inc.
2.25%, 02/15/2026	14,809	14,033
2.40%, 03/15/2029	1,515	1,360
2.55%, 02/15/2031	8,179	7,045
2.70%, 03/15/2032	2,720	2,318
2.88%, 02/15/2031	745	656
3.38%, 04/15/2029	10,920	10,146
3.50%, 04/15/2031	15,220	13,914
3.88%, 04/15/2030	39,563	37,517
4.80%, 07/15/2028	14,000	14,117
5.75%, 01/15/2034	7,160	7,594
Uber Technologies, Inc.
4.50%, 08/15/2029(1)	19,150	18,268
6.25%, 01/15/2028(1)	7,305	7,323
7.50%, 09/15/2027(1)	1,395	1,445
Verizon Communications, Inc.
1.75%, 01/20/2031	5,153	4,238
2.36%, 03/15/2032	16,976	14,120
2.55%, 03/21/2031	5,279	4,552
2.65%, 11/20/2040	3,183	2,293
3.00%, 11/20/2060	2,122	1,391
4.27%, 01/15/2036	906	853
4.40%, 11/01/2034	6,888	6,627
4.50%, 08/10/2033	2,940	2,868
5.05%, 05/09/2033	972	992
5.85%, 09/15/2035	974	1,044
7.75%, 12/01/2030	508	594
VF Ukraine PAT via VFU Funding Plc
6.20%, 02/11/2025(18)	550	425
Vodafone Group Plc
4.88%, 06/19/2049	6,963	6,309
VZ Secured Financing BV
5.00%, 01/15/2032(1)	6,500	5,549
Zayo Group Holdings, Inc.
4.00%, 03/01/2027(1)	1,000	802
Ziggo BV
4.88%, 01/15/2030(1)	4,900	4,371

Total Communications		812,243

Consumer, Cyclical – 1.66%
7-Eleven, Inc.
0.80%, 02/10/2024(1)	10,725	10,664
ABRA Global Finance
11.50%, 03/02/2028(1)(9)	397	298
Air Canada 2017-1 Class B Pass-Through Trust
3.70%, 01/15/2026(1)	7,552	7,146
Alaska Airlines 2020-1 Class A Pass-Through Trust
4.80%, 08/15/2027(1)	1,182	1,148
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	518	474
American Airlines 2016-1 Class B Pass-Through Trust
5.25%, 01/15/2024	272	272
American Airlines 2016-2 Class B Pass-Through Trust
4.38%, 06/15/2024(1)	1,798	1,770
American Airlines 2016-3 Class B Pass-Through Trust
3.75%, 10/15/2025	1,665	1,570
American Airlines 2017-2 Class A Pass-Through Trust
3.60%, 10/15/2029	165	145
American Airlines 2017-2 Class B Pass-Through Trust
3.70%, 10/15/2025	837	787
American Airlines 2019-1 Class B Pass-Through Trust
3.85%, 02/15/2028	7,773	6,945
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034	10,221	8,664
AutoNation, Inc.
4.75%, 06/01/2030	1,030	995
AutoZone, Inc.
4.00%, 04/15/2030	8,465	8,133
Avianca Midco 2 Plc
9.00%, 12/01/2028(1)	102	89
Azul Secured Finance LLP
11.93%, 08/28/2028(1)	526	544
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)	1,538	1,437
British Airways 2019-1 Class A Pass-Through Trust
3.35%, 06/15/2029(1)	2,029	1,836
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)	335	297

British Airways 2020-1 Class A Pass-Through Trust
4.25%, 11/15/2032(1)	300	279
Carnival Corp.
4.00%, 08/01/2028(1)	8,000	7,438
7.00%, 08/15/2029(1)	2,120	2,214
9.88%, 08/01/2027(1)	5,400	5,669
Carvana Co.
12.00%, 12/01/2028(1)(9)	5,978	5,073
13.00%, 06/01/2030(1)(9)	8,969	7,544
14.00%, 06/01/2031(1)(9)	10,613	9,065
Daimler Truck Finance North America LLC
5.50%, 09/20/2033(1)	8,790	8,955
Dillard’s, Inc.
7.00%, 12/01/2028	380	394
7.75%, 07/15/2026	135	140
7.75%, 05/15/2027	85	89
Dollar General Corp.
3.50%, 04/03/2030	3,125	2,877
Ferguson Finance Plc
3.25%, 06/02/2030(1)	1,720	1,538
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029(1)	950	897
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030(1)	4,788	4,204
FirstCash, Inc.
5.63%, 01/01/2030(1)	3,594	3,442
Ford Motor Credit Co. LLC
7.12%, 11/07/2033	3,557	3,832
General Motors Co.
5.20%, 04/01/2045	18,095	16,285
6.25%, 10/02/2043	35	36
General Motors Financial Co., Inc.
3.10%, 01/12/2032	2,030	1,728
4.00%, 10/06/2026	537	522
4.30%, 07/13/2025	182	179
4.35%, 04/09/2025	1,518	1,495
5.85%, 04/06/2030	1,770	1,825
6.00%, 01/09/2028	14,095	14,573
6.40%, 01/09/2033	4,470	4,757
GENM Capital Labuan Ltd.
3.88%, 04/19/2031(1)	10,990	9,376

Greene King Finance Plc
4.06%, 03/15/2035	GBP	2,936	3,416
5.11%, 03/15/2034		385	475
Grupo Posadas SAB de CV
7.00%, 12/30/2027(3)(18)		$266	221
Hyundai Capital America
1.80%, 10/15/2025(1)		5,395	5,069
2.10%, 09/15/2028(1)		6,385	5,581
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/2032		572	482
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 11/15/2032		2,813	2,575
Las Vegas Sands Corp.
3.20%, 08/08/2024		8,750	8,580
3.50%, 08/18/2026		5,000	4,766
Lithia Motors, Inc.
3.88%, 06/01/2029(1)		5,095	4,601
Live Nation Entertainment, Inc.
3.75%, 01/15/2028(1)		5,000	4,663
Lowe’s Companies, Inc.
1.70%, 10/15/2030		1,899	1,577
2.80%, 09/15/2041		4,823	3,523
4.50%, 04/15/2030		1,365	1,357
5.80%, 10/15/2036		783	843
Marriott International, Inc.
2.75%, 10/15/2033		1,322	1,091
2.85%, 04/15/2031		2,750	2,380
3.75%, 10/01/2025		297	290
4.63%, 06/15/2030		940	923
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029(1)		745	657
MDC Holdings, Inc.
3.97%, 08/06/2061		7,835	5,103
6.00%, 01/15/2043		7,970	7,409
Mercedes-Benz Finance North America LLC
2.45%, 03/02/2031(1)		1,015	879
Metalsa Sapi de CV
3.75%, 05/04/2031(18)		284	234
Michaels Companies, Inc.
7.88%, 05/01/2029(1)		11,145	7,017

Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027(1)		6,328	6,346
Mitchells & Butlers Finance Plc
6.01%, 12/15/2028	GBP	256	308
6.13% (SOFR + 0.71%), 12/15/2030(2)		$5,742	5,274
NCL Corp. Ltd.
5.88%, 03/15/2026(1)		1,420	1,388
5.88%, 02/15/2027(1)		7,150	7,088
8.13%, 01/15/2029(1)		12,205	12,749
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026(1)		45,200	40,641
2.00%, 03/09/2026(1)		14,300	13,141
2.45%, 09/15/2028(1)		4,800	4,111
2.75%, 03/09/2028(1)		14,600	12,880
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(1)		1,400	1,348
4.35%, 09/17/2027(1)		10,500	10,044
4.81%, 09/17/2030(1)		57,500	53,758
Raising Cane’s Restaurants LLC
9.38%, 05/01/2029(1)		764	815
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(1)		2,075	2,049
Sands China Ltd.
4.30%, 01/08/2026		700	672
5.38%, 08/08/2025		4,139	4,082
5.65%, 08/08/2028		1,000	992
Tapestry, Inc.
3.05%, 03/15/2032		3,325	2,705
7.85%, 11/27/2033		1,075	1,147
Travel + Leisure Co.
4.50%, 12/01/2029(1)		755	676
6.00%, 04/01/2027		5,015	4,987
Tupy Overseas SA
4.50%, 02/16/2031(18)		247	212
U.S. Airways 2013-1 Class A Pass-Through Trust
3.95%, 11/15/2025		859	821
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030		486	425
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026		3,660	3,475
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031		509	469

United Airlines 2019-2 Class A Pass-Through Trust
2.90%, 05/01/2028	1,237	1,077
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	775	655
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/2027	14,622	14,804
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 01/15/2036	27,995	28,390
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	12,015	11,513
4.05%, 03/15/2029	4,505	4,274
4.28%, 03/15/2032	12,075	11,051
5.05%, 03/15/2042	21,535	18,985
5.14%, 03/15/2052	32,921	28,259
Wynn Macau Ltd.
5.63%, 08/26/2028(18)	200	185
Yum! Brands, Inc.
4.75%, 01/15/2030(1)	750	727

Total Consumer, Cyclical		553,875

Consumer, Non-cyclical – 3.12%
1375209 BC Ltd.
9.00%, 01/30/2028(1)	6,070	5,919
AbbVie, Inc.
4.50%, 05/14/2035	8,727	8,535
4.55%, 03/15/2035	8,701	8,533
Adtalem Global Education Inc
5.50%, 03/01/2028(1)	1,000	962
Aetna, Inc.
3.50%, 11/15/2024	3,370	3,313
Agilent Technologies, Inc.
2.10%, 06/04/2030	773	666
Alcon Finance Corp.
5.38%, 12/06/2032(1)	5,350	5,518
Altria Group, Inc.
2.45%, 02/04/2032	1,630	1,329
3.40%, 02/04/2041	2,320	1,699
4.25%, 08/09/2042	1,701	1,382
4.80%, 02/14/2029	4,562	4,547
6.20%, 11/01/2028	2,780	2,916
6.88%, 11/01/2033	4,838	5,325

Amgen, Inc.
4.05%, 08/18/2029	3,530	3,456
4.20%, 02/22/2052	5,400	4,570
4.40%, 02/22/2062	4,957	4,185
5.25%, 03/02/2030	10,578	10,874
5.25%, 03/02/2033	4,530	4,644
5.75%, 03/02/2063	7,427	7,792
Ashtead Capital, Inc.
5.50%, 08/11/2032(1)	2,475	2,445
5.55%, 05/30/2033(1)	3,820	3,780
5.95%, 10/15/2033(1)	3,530	3,596
Bacardi Ltd.
4.45%, 05/15/2025(1)	13,085	12,900
4.70%, 05/15/2028(1)	232	227
Bacardi Ltd. / Bacardi-Martini BV
5.40%, 06/15/2033(1)	13,960	14,030
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	8,700	6,419
BAT Capital Corp.
2.73%, 03/25/2031	29,370	24,630
3.56%, 08/15/2027	1,646	1,571
3.98%, 09/25/2050	956	673
4.39%, 08/15/2037	1,020	854
4.54%, 08/15/2047	10,555	8,103
4.76%, 09/06/2049	7,037	5,577
5.65%, 03/16/2052	8,040	7,257
6.34%, 08/02/2030	1,000	1,050
6.42%, 08/02/2033	800	837
7.08%, 08/02/2053	5,292	5,657
Bausch Health Companies, Inc.
4.88%, 06/01/2028(1)	3,165	1,906
Bayer U.S. Finance II LLC
2.85%, 04/15/2025(1)	8,635	8,299
3.38%, 07/15/2024(1)	5,915	5,831
4.25%, 12/15/2025(1)	2,035	1,983
4.38%, 12/15/2028(1)	4,685	4,452
4.40%, 07/15/2044(1)	6,355	5,020
4.88%, 06/25/2048(1)	11,025	9,298
Bayer U.S. Finance LLC
3.38%, 10/08/2024(1)	5,000	4,899
6.38%, 11/21/2030(1)	6,575	6,765
6.50%, 11/21/2033(1)	9,435	9,750

6.88%, 11/21/2053(1)	3,500	3,728
Becton Dickinson & Co.
3.36%, 06/06/2024	864	856
Catalent Pharma Solutions, Inc.
3.13%, 02/15/2029(1)	950	831
3.50%, 04/01/2030(1)	4,000	3,480
5.00%, 07/15/2027(1)	2,000	1,932
Centene Corp.
2.45%, 07/15/2028	9,492	8,454
2.50%, 03/01/2031	15,352	12,791
2.63%, 08/01/2031	5,600	4,646
3.00%, 10/15/2030	21,196	18,357
3.38%, 02/15/2030	8,232	7,386
4.25%, 12/15/2027	14,078	13,565
4.63%, 12/15/2029	13,240	12,694
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027(1)	13,164	12,231
8.00%, 03/15/2026(1)	1,932	1,926
Cigna Group
3.40%, 03/01/2027	6,858	6,609
4.38%, 10/15/2028	7,670	7,608
CommonSpirit Health
1.55%, 10/01/2025	3,450	3,231
2.78%, 10/01/2030	5,970	5,176
CoStar Group, Inc.
2.80%, 07/15/2030(1)	11,000	9,349
CVS Health Corp.
1.88%, 02/28/2031	1,464	1,205
2.70%, 08/21/2040	2,495	1,779
3.25%, 08/15/2029	6,270	5,843
5.05%, 03/25/2048	11,185	10,461
5.25%, 01/30/2031	2,475	2,539
5.63%, 02/21/2053	3,372	3,418
CVS Pass-Through Trust
5.77%, 01/10/2033(1)	51	51
5.77%, 01/10/2033	1,871	1,858
6.04%, 12/10/2028	847	855
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)	3,933	3,652
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(1)	8,746	7,792

DP World Salaam
6.00% (5 Year CMT Index + 5.75%), 01/01/2173(2)(18)	200	199
Element Fleet Management Corp.
1.60%, 04/06/2024(1)	2,195	2,167
Elevance Health, Inc.
3.60%, 03/15/2051	1,839	1,441
3.65%, 12/01/2027	2,580	2,503
4.55%, 05/15/2052	2,306	2,104
Embecta Corp.
5.00%, 02/15/2030(1)	2,488	2,110
ERAC USA Finance LLC
3.80%, 11/01/2025(1)	4,605	4,493
4.90%, 05/01/2033(1)	11,015	11,000
Fresenius Medical Care U.S. Finance III, Inc.
1.88%, 12/01/2026(1)	9,545	8,623
Frigorifico Concepcion SA
7.70%, 07/21/2028(1)	282	238
Gartner, Inc.
3.63%, 06/15/2029(1)	970	876
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC
7.13%, 07/31/2026(1)	200	197
Gilead Sciences, Inc.
4.15%, 03/01/2047	3,707	3,226
4.80%, 04/01/2044	3,128	3,015
5.65%, 12/01/2041	2,170	2,316
Global Payments, Inc.
2.90%, 05/15/2030	7,798	6,859
2.90%, 11/15/2031	7,080	6,056
5.30%, 08/15/2029	4,416	4,445
5.40%, 08/15/2032	8,075	8,154
Grifols SA
4.75%, 10/15/2028(1)	2,209	2,003
Gruma SAB de CV
4.88%, 12/01/2024(18)	256	255
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031(1)	7,465	7,888
HCA, Inc.
3.38%, 03/15/2029	11,482	10,594
3.50%, 09/01/2030	14,484	13,130
3.50%, 07/15/2051	1,680	1,183
4.13%, 06/15/2029	27,535	26,328

5.25%, 04/15/2025	5,529	5,523
5.25%, 06/15/2026	1,029	1,034
5.25%, 06/15/2049	6,070	5,642
5.38%, 02/01/2025	1,343	1,341
5.38%, 09/01/2026	8,919	8,960
5.50%, 06/01/2033	24,530	24,916
5.50%, 06/15/2047	4,007	3,858
5.88%, 02/15/2026	6,409	6,464
7.50%, 11/06/2033	435	489
7.58%, 09/15/2025	1,322	1,362
7.69%, 06/15/2025	1,654	1,708
Humana, Inc.
3.70%, 03/23/2029	11,540	11,085
3.85%, 10/01/2024	4,014	3,964
4.88%, 04/01/2030	5,815	5,892
Illumina, Inc.
2.55%, 03/23/2031	11,640	9,843
Imperial Brands Finance Plc
3.13%, 07/26/2024(1)	10,790	10,611
3.50%, 07/26/2026(1)	7,025	6,701
4.25%, 07/21/2025(1)	4,170	4,095
6.13%, 07/27/2027(1)	18,800	19,304
Integris Baptist Medical Center, Inc.
3.88%, 08/15/2050	7,000	5,351
IQVIA, Inc.
5.70%, 05/15/2028(1)	16,850	17,163
6.25%, 02/01/2029(1)	375	391
JBS USA LUX SA
3.00%, 02/02/2029	5,290	4,653
3.75%, 12/01/2031	7,152	6,163
4.38%, 02/02/2052	2,090	1,556
5.50%, 01/15/2030	5,130	5,042
5.75%, 04/01/2033	6,770	6,706
6.50%, 12/01/2052	7,760	7,803
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL
6.75%, 03/15/2034(1)	12,550	13,223
7.25%, 11/15/2053(1)	2,540	2,760
JDE Peet’s NV
2.25%, 09/24/2031(1)	4,500	3,604
Kedrion SpA
6.50%, 09/01/2029(1)	7,500	6,825

Market Bidco Finco Plc
4.75%, 11/04/2027	EUR	16,000	15,749
Mass General Brigham, Inc.
3.34%, 07/01/2060		$3,500	2,497
MHP Lux SA
6.25%, 09/19/2029(18)		550	363
Minerva Luxembourg SA
8.88%, 09/13/2033(1)		200	211
ModivCare Escrow Issuer, Inc.
5.00%, 10/01/2029(1)		7,292	5,960
Molina Healthcare, Inc.
4.38%, 06/15/2028(1)		554	524
Moody’s Corp.
3.25%, 01/15/2028		688	657
4.25%, 02/01/2029		2,261	2,238
Natura Cosmeticos SA
4.13%, 05/03/2028(1)		572	517
New York & Presbyterian Hospital
3.56%, 08/01/2036		2,630	2,219
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033		20,412	20,458
5.30%, 05/19/2053		9,693	9,895
Philip Morris International, Inc.
5.13%, 11/17/2027		1,940	1,975
Pilgrim’s Pride Corp.
3.50%, 03/01/2032		18,075	15,281
4.25%, 04/15/2031		2,650	2,394
6.25%, 07/01/2033		4,430	4,558
6.88%, 05/15/2034		7,982	8,617
Pomona College
2.89%, 01/01/2051		2,570	1,823
RELX Capital, Inc.
3.00%, 05/22/2030		678	624
Revvity, Inc.
2.25%, 09/15/2031		2,250	1,845
2.55%, 03/15/2031		11,115	9,362
Reynolds American, Inc.
5.70%, 08/15/2035		6,650	6,563
5.85%, 08/15/2045		14,194	13,286
S&P Global, Inc.
1.25%, 08/15/2030		2,597	2,126

2.90%, 03/01/2032	828	739
4.25%, 05/01/2029	2,585	2,575
5.25%, 09/15/2033(1)	12,810	13,402
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/2029(1)	6,626	5,733
Smithfield Foods, Inc.
2.63%, 09/13/2031(1)	10,000	7,734
3.00%, 10/15/2030(1)	925	759
4.25%, 02/01/2027(1)	1,290	1,235
Spectrum Brands, Inc.
3.88%, 03/15/2031(1)	480	437
5.50%, 07/15/2030(1)	1,617	1,569
Sutter Health
3.16%, 08/15/2040	2,400	1,884
3.36%, 08/15/2050	9,600	7,102
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030	4,452	3,815
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036	2,430	2,325
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	7,935	7,347
4.10%, 10/01/2046	36,933	24,999
4.75%, 05/09/2027	7,495	7,176
5.13%, 05/09/2029	4,885	4,665
6.75%, 03/01/2028	1,400	1,431
7.88%, 09/15/2029	6,355	6,849
8.13%, 09/15/2031	3,170	3,457
Thermo Fisher Scientific, Inc.
4.95%, 11/21/2032	2,743	2,831
5.09%, 08/10/2033	3,374	3,517
5.20%, 01/31/2034	1,863	1,950
Triton Water Holdings, Inc.
6.25%, 04/01/2029(1)	7,689	6,699
UnitedHealth Group, Inc.
3.75%, 10/15/2047	1,480	1,219
3.88%, 12/15/2028	1,070	1,047
4.25%, 04/15/2047	1,517	1,353
4.75%, 05/15/2052	2,858	2,748
4.95%, 05/15/2062	658	649
5.20%, 04/15/2063	657	671
6.05%, 02/15/2063	2,070	2,387

Universal Health Services Inc
1.65%, 09/01/2026	8,275	7,529
Upbound Group, Inc.
6.38%, 02/15/2029(1)	1,250	1,173
US Renal Care, Inc.
10.63%, 06/28/2028(1)	195	148
Verisk Analytics, Inc.
5.75%, 04/01/2033	7,965	8,543
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(1)	715	688

Total Consumer, Non-cyclical		1,041,839

Energy – 2.88%
Aker BP ASA
3.10%, 07/15/2031(1)	5,635	4,820
3.75%, 01/15/2030(1)	15,485	14,218
4.00%, 01/15/2031(1)	14,110	12,956
Antero Resources Corp.
5.38%, 03/01/2030(1)	4,069	3,900
7.63%, 02/01/2029(1)	3,430	3,520
Apache Corp.
4.75%, 04/15/2043	3,021	2,378
5.10%, 09/01/2040	774	663
5.25%, 02/01/2042	758	634
Cameron LNG LLC
3.30%, 01/15/2035(1)	6,861	5,842
3.40%, 01/15/2038(1)	2,968	2,504
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	1,345	1,407
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	10,177	9,612
5.13%, 06/30/2027	12,619	12,680
5.88%, 03/31/2025	14,255	14,285
Cheniere Energy Partners LP
3.25%, 01/31/2032	17,074	14,548
4.00%, 03/01/2031	26,816	24,379
4.50%, 10/01/2029	13,973	13,365
5.95%, 06/30/2033(1)	11,181	11,480
Continental Resources, Inc.
2.88%, 04/01/2032(1)	25,694	20,844
4.38%, 01/15/2028	2,330	2,256
5.75%, 01/15/2031(1)	41,896	41,705

Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/2027(1)	253	237
DCP Midstream Operating LP
3.25%, 02/15/2032	15,045	13,046
5.13%, 05/15/2029	3,380	3,378
Devon Energy Corp.
4.50%, 01/15/2030	2,784	2,673
Diamondback Energy, Inc.
3.13%, 03/24/2031	17,221	15,306
3.25%, 12/01/2026	19,417	18,805
3.50%, 12/01/2029	25,587	23,762
Ecopetrol SA
8.88%, 01/13/2033	910	989
EDO Sukuk Ltd.
5.88%, 09/21/2033(1)	253	261
EIG Pearl Holdings Sarl
4.39%, 11/30/2046(1)	200	160
Empresa Nacional del Petroleo
3.75%, 08/05/2026(18)	374	355
Enbridge, Inc.
5.70%, 03/08/2033	18,535	19,265
Energian Israel Finance Ltd.
5.38%, 03/30/2028(1)	4,950	4,345
5.88%, 03/30/2031(1)	6,495	5,473
8.50%, 09/30/2033(1)(18)	56	53
Energy Transfer LP
2.90%, 05/15/2025	2,346	2,273
3.90%, 05/15/2024	1,106	1,098
4.00%, 10/01/2027	5,865	5,646
4.50%, 04/15/2024	1,864	1,857
4.75%, 01/15/2026	4,720	4,689
4.95%, 06/15/2028	2,049	2,041
5.00%, 05/15/2050	14,806	13,201
5.15%, 02/01/2043	1,738	1,546
5.15%, 03/15/2045	895	821
5.25%, 04/15/2029	728	733
5.30%, 04/15/2047	3,443	3,157
5.35%, 05/15/2045	2,250	2,090
5.40%, 10/01/2047	20,474	19,077
5.50%, 06/01/2027	1,013	1,025
5.63%, 05/01/2027(1)	300	299

5.75%, 04/01/2025		2,459	2,460
5.75%, 02/15/2033		6,855	7,067
6.00%, 02/01/2029(1)		1,532	1,546
6.00%, 06/15/2048		2,044	2,059
6.13%, 12/15/2045		800	806
6.25%, 04/15/2049		2,539	2,626
6.40%, 12/01/2030		10,178	10,882
6.55%, 12/01/2033		2,180	2,366
7.38%, 02/01/2031(1)		14,545	15,286
ENI SpA
4.75%, 09/12/2028(1)		4,075	4,073
EnLink Midstream LLC
6.50%, 09/01/2030(1)		4,475	4,569
EQT Corp.
3.13%, 05/15/2026(1)		5,552	5,268
3.63%, 05/15/2031(1)		11,049	9,868
3.90%, 10/01/2027		23,711	22,683
5.00%, 01/15/2029		11,764	11,654
5.70%, 04/01/2028		7,497	7,608
7.00%, 02/01/2030		9,584	10,286
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034(1)		1,793	1,555
Gazprom PJSC Via Gaz Capital SA
4.95%, 03/23/2027		20,900	14,212
Gazprom PJSC via Gaz Finance Plc
2.95%, 04/15/2025	EUR	15,000	11,095
2.95%, 01/27/2029(1)		$28,600	16,588
3.00%, 06/29/2027		10,000	6,400
Gran Tierra Energy, Inc.
9.50%, 10/15/2029(1)		200	176
Gray Oak Pipeline LLC
2.60%, 10/15/2025(1)		532	504
3.45%, 10/15/2027(1)		983	914
Hess Corp.
5.60%, 02/15/2041		1,237	1,299
KazMunayGas National Co. JSC
3.50%, 04/14/2033		351	291
5.38%, 04/24/2030		2,346	2,324
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042		2,609	2,237

Kinder Morgan, Inc.
4.30%, 03/01/2028	3,190	3,145
4.80%, 02/01/2033	1,036	997
5.20%, 06/01/2033	1,419	1,410
Leviathan Bond Ltd.
6.13%, 06/30/2025(1)	5,495	5,316
6.75%, 06/30/2030(1)(18)	8	8
MC Brazil Downstream Trading Sarl
7.25%, 06/30/2031(1)	320	251
NGPL PipeCo LLC
3.25%, 07/15/2031(1)	6,402	5,559
4.88%, 08/15/2027(1)	7,307	7,170
7.77%, 12/15/2037(1)	1,269	1,411
Northwest Pipeline LLC
4.00%, 04/01/2027	6,333	6,252
Occidental Petroleum Corp.
6.13%, 01/01/2031	4,820	5,004
6.63%, 09/01/2030	3,910	4,158
7.50%, 05/01/2031	3,640	4,082
8.50%, 07/15/2027	1,705	1,860
8.88%, 07/15/2030	2,618	3,064
Oleoducto Central SA
4.00%, 07/14/2027(18)	341	317
ONEOK, Inc.
6.05%, 09/01/2033	1,900	2,013
6.63%, 09/01/2053	3,731	4,176
Ovintiv, Inc.
6.50%, 08/15/2034	11,993	12,749
6.63%, 08/15/2037	1,330	1,377
7.38%, 11/01/2031	1,182	1,302
Pertamina Persero PT
3.10%, 08/27/2030(1)	4,663	4,180
3.65%, 07/30/2029(18)	200	189
Petroleos de Venezuela SA
5.38%, 04/12/2027(7)(8)	2,052	219
5.50%, 04/12/2037(7)(8)	2,500	269
6.00%, 05/16/2024(7)(8)	2,312	254
6.00%, 11/15/2026(7)(8)	4,600	518
9.00%, 11/17/2024(7)(8)	200	23
9.75%, 05/17/2035(7)(8)	830	104
Petroleos Mexicanos
4.88%, 01/18/2024	374	373

6.50%, 03/13/2027	1,807	1,684
6.63%, 06/15/2035	4,073	3,124
6.70%, 02/16/2032	30,337	25,172
6.75%, 09/21/2047	6,950	4,547
6.88%, 08/04/2026	1,957	1,900
7.69%, 01/23/2050	1,470	1,045
Petrorio Luxembourg Trading Sarl
6.13%, 06/09/2026(1)	221	217
Pioneer Natural Resources Co.
2.15%, 01/15/2031	1,071	910
Plains All American Pipeline LP
3.55%, 12/15/2029	7,782	7,165
Plains All American Pipeline LP / PAA Finance Corp.
3.80%, 09/15/2030	11,638	10,709
4.30%, 01/31/2043	865	687
Puma International Financing SA
5.00%, 01/24/2026(18)	492	468
QazaqGaz NC JSC
4.38%, 09/26/2027	600	574
Reliance Industries Ltd.
4.13%, 01/28/2025	250	247
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	129	134
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(1)	375	383
Rockies Express Pipeline LLC
4.95%, 07/15/2029(1)	5,700	5,450
6.88%, 04/15/2040(1)	3,535	3,458
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	6,904	6,747
5.00%, 03/15/2027	7,378	7,410
5.63%, 03/01/2025	17,670	17,704
5.88%, 06/30/2026	14,747	15,012
5.90%, 09/15/2037	1,676	1,766
Southern Gas Corridor CJSC
6.88%, 03/24/2026	1,584	1,608
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	1,000	837
Southwestern Energy Co.
4.75%, 02/01/2032	1,850	1,712

Targa Resources Corp.
4.20%, 02/01/2033	5,552	5,105
5.20%, 07/01/2027	6,958	6,991
6.13%, 03/15/2033	13,000	13,687
6.15%, 03/01/2029	927	969
6.50%, 03/30/2034	23,866	25,757
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	6,329	5,779
4.88%, 02/01/2031	9,794	9,514
5.00%, 01/15/2028	5,776	5,704
5.50%, 03/01/2030	4,210	4,209
TC PipeLines LP
4.38%, 03/13/2025	3,330	3,283
Texas Eastern Transmission LP
3.50%, 01/15/2028(1)	6,255	5,898
TMS Issuer Sarl
5.78%, 08/23/2032	3,500	3,651
Topaz Solar Farms LLC
4.88%, 09/30/2039(1)	393	360
5.75%, 09/30/2039(1)	3,056	3,037
TransCanada PipeLines Ltd.
4.63%, 03/01/2034	925	876
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	544	493
3.95%, 05/15/2050	1,824	1,472
4.00%, 03/15/2028	4,260	4,127
4.60%, 03/15/2048	3,152	2,838
7.85%, 02/01/2026	4,394	4,601
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	5,540	5,000
Variable Energi ASA
7.50%, 01/15/2028(1)	5,135	5,442
8.00%, 11/15/2032(1)	11,505	12,881
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033(1)	5,080	4,305
4.13%, 08/15/2031(1)	7,862	6,926
6.25%, 01/15/2030(1)	2,293	2,281
Venture Global LNG, Inc.
9.50%, 02/01/2029(1)	4,368	4,622
Viper Energy, Inc.
5.38%, 11/01/2027(1)	7,231	7,100
7.38%, 11/01/2031(1)	5,300	5,486

Western Midstream Operating LP
4.05%, 02/01/2030	1,775	1,660
5.25%, 02/01/2050	2,350	2,107
5.30%, 03/01/2048	5,089	4,429
5.45%, 04/01/2044	1,256	1,137
5.50%, 08/15/2048	940	838
6.15%, 04/01/2033	10,630	11,043
6.35%, 01/15/2029	7,967	8,321
Williams Companies, Inc.
2.60%, 03/15/2031	4,619	3,949
YPF SA
7.00%, 12/15/2047(1)	164	124

Total Energy		958,781

Financials – 11.31%
AerCap Ireland Capital DAC
3.00%, 10/29/2028	50,745	46,331
3.30%, 01/30/2032	17,770	15,466
3.50%, 01/15/2025	958	936
3.65%, 07/21/2027	200	190
3.88%, 01/23/2028	9,520	9,072
5.75%, 06/06/2028	971	994
6.50%, 07/15/2025	250	253
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.40%, 10/29/2033	5,750	4,937
6.15%, 09/30/2030	8,535	8,988
AIB Group Plc
6.61% (SOFR + 2.33%), 09/13/2029(1)	2,960	3,118
Air Lease Corp.
3.00%, 02/01/2030	4,635	4,112
3.13%, 12/01/2030	6,675	5,838
3.25%, 10/01/2029	1,245	1,125
3.38%, 07/01/2025	5,355	5,183
4.63%, 10/01/2028	30	29
5.85%, 12/15/2027	8,015	8,222
Aircastle Ltd.
4.13%, 05/01/2024	5,440	5,397
6.50%, 07/18/2028(1)	12,835	13,088
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	253	245
3.95%, 01/15/2028	364	349
4.70%, 07/01/2030	42	41

Ally Financial, Inc.
2.20%, 11/02/2028	4,235	3,600
4.63%, 03/30/2025	11,750	11,593
8.00%, 11/01/2031	8,450	9,257
Alpha Star Holding VIII Ltd.
8.38%, 04/12/2027(18)	296	308
American Assets Trust LP
3.38%, 02/01/2031	10,870	8,863
American Homes 4 Rent LP
2.38%, 07/15/2031	1,690	1,394
3.38%, 07/15/2051	3,567	2,443
3.63%, 04/15/2032	4,236	3,794
4.30%, 04/15/2052	1,303	1,049
American Tower Corp.
1.88%, 10/15/2030	4,350	3,566
2.10%, 06/15/2030	17,931	15,041
2.30%, 09/15/2031	18,234	15,076
2.70%, 04/15/2031	16,057	13,788
5.50%, 03/15/2028	8,760	8,954
5.65%, 03/15/2033	6,855	7,124
5.90%, 11/15/2033	18,335	19,412
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)	5,500	4,213
Antares Holdings LP
2.75%, 01/15/2027(1)	8,970	7,947
3.75%, 07/15/2027(1)	20,265	18,259
7.95%, 08/11/2028(1)	2,715	2,809
Aon Corp.
2.80%, 05/15/2030	3,500	3,103
Aon Corp. / Aon Global Holdings Plc
2.05%, 08/23/2031	1,542	1,260
2.60%, 12/02/2031	11,889	10,081
3.90%, 02/28/2052	1,262	1,003
5.00%, 09/12/2032	920	919
Ares Capital Corp.
2.88%, 06/15/2028	8,315	7,367
3.20%, 11/15/2031	18,865	15,777
Arthur J Gallagher & Co.
3.05%, 03/09/2052	1,995	1,331
5.75%, 03/02/2053	735	748

ASG Finance Designated Activity Co.
7.88%, 12/03/2024(1)	246	238
Athene Global Funding
1.61%, 06/29/2026(1)	9,100	8,232
1.72%, 01/07/2025(1)	27,575	26,416
1.99%, 08/19/2028(1)	12,230	10,556
2.55%, 11/19/2030(1)	3,300	2,718
2.72%, 01/07/2029(1)	3,800	3,304
3.21%, 03/08/2027(1)	5,070	4,652
6.11% (SOFR + 0.70%), 05/24/2024(1)(2)	10,525	10,517
Athene Holding Ltd.
3.50%, 01/15/2031	1,835	1,616
4.13%, 01/12/2028	11,630	11,099
Aviation Capital Group LLC
1.95%, 01/30/2026(1)	5,720	5,302
4.88%, 10/01/2025(1)	2,789	2,733
5.50%, 12/15/2024(1)	3,900	3,878
6.25%, 04/15/2028(1)	3,810	3,885
6.38%, 07/15/2030(1)	10,175	10,475
6.75%, 10/25/2028(1)	10,810	11,285
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(1)	35,158	31,144
2.75%, 02/21/2028(1)	6,105	5,423
2.88%, 02/15/2025(1)	3,919	3,780
3.25%, 02/15/2027(1)	1,791	1,656
3.95%, 07/01/2024(1)	1,634	1,612
4.25%, 04/15/2026(1)	515	497
4.38%, 05/01/2026(1)	886	857
5.50%, 01/15/2026(1)	1,069	1,062
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025(1)	5,395	5,386
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(2)	1,800	1,628
2.75%, 12/03/2030	3,200	2,656
3.49%, 05/28/2030	800	719
5.18%, 11/19/2025	2,400	2,380
5.74% (1 Year CMT Index + 0.45%), 06/30/2024(2)	19,200	19,196
6.53% (1 Year CMT Index + 1.65%), 11/07/2027	9,500	9,823
6.61%, 11/07/2028	7,200	7,664
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/2028(1)	200	203
5.50%, 09/21/2033(1)	200	205

Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027(2)	40,094	37,092
1.73% (SOFR + 0.96%), 07/22/2027(2)	45,364	41,561
1.90% (SOFR + 1.53%), 07/23/2031(2)	3,918	3,205
1.92% (SOFR + 1.37%), 10/24/2031(2)	7,009	5,690
2.09% (SOFR + 1.06%), 06/14/2029(2)	18,255	16,088
2.30% (SOFR + 1.22%), 07/21/2032(2)	7,476	6,104
2.48% (5 Year CMT Index + 1.20%), 09/21/2036(2)	18,070	14,313
2.50% (3 Month Term SOFR + 1.25%), 02/13/2031(2)	8,466	7,270
2.57% (SOFR + 1.21%), 10/20/2032(2)	2,519	2,088
2.59% (SOFR + 2.15%), 04/29/2031(2)	25,162	21,684
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030(2)	295	262
2.97% (SOFR + 1.33%), 02/04/2033(2)	4,570	3,888
3.19% (3 Month Term SOFR + 1.44%), 07/23/2030(2)	596	540
3.71% (3 Month Term SOFR + 1.77%), 04/24/2028(2)	33	32
3.85% (5 Year CMT Index + 2.00%), 03/08/2037	11,670	10,246
4.18%, 11/25/2027	16,659	16,190
4.25%, 10/22/2026	13,040	12,803
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029(2)	5,139	4,962
4.45%, 03/03/2026	855	846
4.57% (SOFR + 1.83%), 04/27/2033(2)	5,652	5,387
5.20% (SOFR + 1.63%), 04/25/2029(2)	16,663	16,766
5.29% (SOFR + 1.91%), 04/25/2034(2)	31,961	32,035
5.82% (SOFR + 1.57%), 09/15/2029	13,579	14,017
5.87% (SOFR + 1.84%), 09/15/2034	13,145	13,760
Barclays Plc
2.28% (1 Year CMT Index + 1.05%), 11/24/2027(2)	25,615	23,535
2.85% (SOFR + 2.71%), 05/07/2026(2)	1,840	1,774
3.56% (5 Year CMT Index + 2.90%), 09/23/2035(2)	45,920	39,369
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(2)	5,648	5,609
4.38%, 01/12/2026	2,670	2,634
4.38% (5 Year CMT Index + 3.41%), 12/15/2172(2)	10,985	8,540
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)	3,900	3,829
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030(2)	1,570	1,520
5.50% (1 Year CMT Index + 2.65%), 08/09/2028(2)	5,000	5,023
6.22% (SOFR + 2.98%), 05/09/2034(2)	7,889	8,182
6.69% (SOFR + 2.62%), 09/13/2034	8,500	9,086
7.39% (1 Year CMT Index + 3.30%), 11/02/2028(2)	3,100	3,313
7.44% (1 Year CMT Index + 3.50%), 11/02/2033(2)	3,900	4,367
9.63% (5 Year SOFR Swap Rate + 5.78%), 03/15/2172	1,630	1,693

Barings BDC, Inc.
3.30%, 11/23/2026	8,045	7,335
BBVA Bancomer SA
1.88%, 09/18/2025(1)	6,755	6,375
Blackstone Secured Lending Fund
2.13%, 02/15/2027	21,770	19,342
Blue Owl Capital Corp.
2.63%, 01/15/2027	9,285	8,366
2.88%, 06/11/2028	21,170	18,583
Blue Owl Technology Finance Corp.
2.50%, 01/15/2027	10,635	9,283
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(2)	6,822	6,291
1.68% (SOFR + 0.91%), 06/30/2027(1)(2)	17,105	15,664
2.16% (SOFR + 1.22%), 09/15/2029(1)(2)	1,585	1,379
2.59% (SOFR + 1.23%), 01/20/2028(1)(2)	15,155	14,019
BPCE SA
6.71% (SOFR + 2.27%), 10/19/2029(1)(2)	8,600	9,055
7.00% (SOFR + 2.59%), 10/19/2034(1)	56,600	61,514
Brixmor Operating Partnership LP
2.25%, 04/01/2028	925	821
3.85%, 02/01/2025	1,035	1,013
3.90%, 03/15/2027	2,430	2,316
4.05%, 07/01/2030	2,337	2,184
4.13%, 06/15/2026	1,967	1,905
4.13%, 05/15/2029	4,342	4,132
CaixaBank SA
6.21% (SOFR + 2.70%), 01/18/2029(1)(2)	7,400	7,547
6.84% (SOFR + 2.77%), 09/13/2034(1)	15,190	16,039
Capital One Financial Corp.
3.27% (SOFR + 1.79%), 03/01/2030(2)	14,270	12,745
Charles Schwab Corp.
4.00% (5 Year CMT Index + 3.17%), 06/01/2172(2)	7,200	6,347
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026(7)(8)	300	19
6.00%, 07/16/2025(7)(8)	1,755	110
6.45%, 11/07/2024(7)(8)	660	42
Citigroup, Inc.
1.46% (SOFR + 0.77%), 06/09/2027(2)	3,412	3,122
2.52% (SOFR + 1.18%), 11/03/2032(2)	11,103	9,152
2.56% (SOFR + 1.17%), 05/01/2032(2)	9,164	7,646
2.98% (SOFR + 1.42%), 11/05/2030(2)	2,380	2,119

3.06% (SOFR + 1.35%), 01/25/2033(2)		14,487	12,360
3.07% (SOFR + 1.28%), 02/24/2028(2)		2,412	2,273
3.11% (SOFR + 2.84%), 04/08/2026(2)		1,756	1,707
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028(2)		4,286	4,054
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030(2)		1,150	1,091
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029(2)		165	159
4.13%, 07/25/2028		1,675	1,608
4.41% (SOFR + 3.91%), 03/31/2031(2)		15,322	14,655
4.66% (SOFR + 1.89%), 05/24/2028		1,610	1,597
6.27% (SOFR + 2.34%), 11/17/2033(2)		14,341	15,345
CNO Financial Group, Inc.
5.25%, 05/30/2025		580	576
5.25%, 05/30/2029		3,840	3,791
Corporate Office Properties LP
2.75%, 04/15/2031		1,555	1,257
Country Garden Holdings Co. Ltd.
2.70%, 07/12/2026		500	37
3.30%, 01/12/2031		4,895	392
3.88%, 10/22/2030(7)(8)		300	22
Credit Agricole SA
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		21,168	19,592
4.38%, 03/17/2025(1)		1,717	1,687
Credit Suisse AG
0.50%, 02/02/2024		902	898
3.70%, 02/21/2025		19,230	18,834
5.00%, 07/09/2027		5,627	5,628
7.50%, 02/15/2028		50,575	55,391
7.95%, 01/09/2025		5,880	6,009
Credit Suisse Group AG
3.63%, 09/09/2024		5,216	5,142
4.75%, 08/09/2024		2,967	2,949
Credit Suisse USA, Inc.
7.13%, 07/15/2032		1,331	1,513
Crown Castle, Inc.
2.10%, 04/01/2031		1,938	1,578
2.25%, 01/15/2031		4,404	3,647
2.50%, 07/15/2031		5,435	4,531
3.10%, 11/15/2029		3,982	3,563
3.30%, 07/01/2030		2,000	1,793
CTP NV
1.25%, 06/21/2029	EUR	300	273

Danske Bank
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		$4,479	4,362
5.38%, 01/12/2024(1)		7,143	7,141
Deutsche Bank AG
1.75% (3 Month EURIBOR + 2.05%), 11/19/2030(2)(10)	EUR	800	767
2.13% (SOFR + 1.87%), 11/24/2026(2)(18)		$900	844
3.04% (SOFR + 1.72%), 05/28/2032(2)(18)		3,300	2,757
3.55% (SOFR + 3.04%), 09/18/2031(2)		16,820	14,759
3.73% (SOFR + 2.76%), 01/14/2032(2)		5,330	4,467
3.96% (SOFR + 2.58%), 11/26/2025(2)		6,012	5,913
5.37%, 09/09/2027		4,852	4,920
6.72% (SOFR + 3.18%), 01/18/2029(2)		2,400	2,513
6.82% (SOFR + 2.51%), 11/20/2029(2)		10,160	10,697
Discover Bank
2.45%, 09/12/2024		1,310	1,279
4.65%, 09/13/2028		891	848
Discover Financial Services
3.95%, 11/06/2024		6,058	5,955
4.10%, 02/09/2027		6,102	5,856
DNB Bank ASA
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(2)		15,397	13,720
EPR Properties
4.75%, 12/15/2026		140	134
4.95%, 04/15/2028		414	392
Equinix, Inc.
2.15%, 07/15/2030		20,828	17,646
2.50%, 05/15/2031		391	332
3.20%, 11/18/2029		10,706	9,833
Equitable Financial Life Global Funding
1.70%, 11/12/2026(1)		1,055	950
1.80%, 03/08/2028(1)		7,665	6,714
Essential Properties LP
2.95%, 07/15/2031		2,800	2,202
Extra Space Storage LP
2.20%, 10/15/2030		4,425	3,681
2.40%, 10/15/2031		8,544	7,049
2.55%, 06/01/2031		3,085	2,573
3.88%, 12/15/2027		2,475	2,363
3.90%, 04/01/2029		4,655	4,402
5.50%, 07/01/2030		1,280	1,309
5.90%, 01/15/2031		11,835	12,352

Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)	3,860	3,803
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)	8,000	6,720
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)	3,000	2,306
8.63%, 05/01/2024(1)	4,480	4,509
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(1)	2,360	2,331
Fidelity National Financial, Inc.
2.45%, 03/15/2031	6,840	5,666
3.40%, 06/15/2030	5,874	5,235
4.50%, 08/15/2028	15,455	15,045
First American Financial Corp.
2.40%, 08/15/2031	6,800	5,376
Gaci First Investment Co.
5.25%, 10/13/2032	540	559
GGAM Finance Ltd.
8.00%, 02/15/2027(1)	3,050	3,126
8.00%, 06/15/2028(1)	4,697	4,860
Global Atlantic Finance Co.
4.40%, 10/15/2029(1)	2,987	2,748
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	13,149	11,101
4.00%, 01/15/2030	12,780	11,662
4.00%, 01/15/2031	3,366	3,032
5.25%, 06/01/2025	239	238
5.30%, 01/15/2029	8,054	8,007
5.38%, 04/15/2026	4,965	4,934
5.75%, 06/01/2028	14,653	14,785
6.75%, 12/01/2033	2,761	2,979
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027(2)	35,615	32,840
1.54% (SOFR + 0.82%), 09/10/2027(2)	13,410	12,163
1.95% (SOFR + 0.91%), 10/21/2027(2)	9,938	9,091
2.38% (SOFR + 1.25%), 07/21/2032(2)	7,070	5,809
2.62% (SOFR + 1.28%), 04/22/2032(2)	2,531	2,125
2.65% (SOFR + 1.26%), 10/21/2032(2)	11,332	9,443
3.27% (3 Month Term SOFR + 1.46%), 09/29/2025(2)	6,671	6,558
3.80%, 03/15/2030	3,751	3,524
3.81% (3 Month Term SOFR + 1.42%), 04/23/2029(2)	5,414	5,140

4.48% (SOFR + 1.73%), 08/23/2028(2)	13,139	12,907
5.92% (SOFR + 0.51%), 09/10/2024(2)	5,165	5,157
6.48% (SOFR + 1.77%), 10/24/2029(2)	6,974	7,400
6.56% (SOFR + 1.95%), 10/24/2034	20,189	22,186
Guardian Life Global Funding
1.63%, 09/16/2028(1)	5,000	4,369
Hartford Financial Services Group, Inc.
2.90%, 09/15/2051	1,002	668
Healthcare Realty Holdings LP
2.00%, 03/15/2031	5,800	4,642
2.05%, 03/15/2031	1,183	916
2.40%, 03/15/2030	2,955	2,426
3.10%, 02/15/2030	4,831	4,223
3.50%, 08/01/2026	2,000	1,909
3.63%, 01/15/2028	1,092	1,006
Healthpeak OP LLC
2.88%, 01/15/2031	1,980	1,719
3.40%, 02/01/2025	160	156
3.50%, 07/15/2029	231	215
Highwoods Realty LP
4.13%, 03/15/2028	358	330
HSBC Holdings Plc
1.59% (SOFR + 1.29%), 05/24/2027(2)	10,490	9,621
1.65% (SOFR + 1.54%), 04/18/2026(2)	2,782	2,643
2.01% (SOFR + 1.73%), 09/22/2028(2)	19,410	17,280
2.10% (SOFR + 1.93%), 06/04/2026(2)	5,208	4,958
2.21% (SOFR + 1.29%), 08/17/2029(2)	19,120	16,690
2.36% (SOFR + 1.95%), 08/18/2031(2)	2,300	1,905
2.80% (SOFR + 1.19%), 05/24/2032(2)	11,365	9,488
2.85% (SOFR + 2.39%), 06/04/2031(2)	34,320	29,511
2.87% (SOFR + 1.41%), 11/22/2032(2)	40,000	33,231
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030(2)	13,200	12,329
4.58% (3 Month Term SOFR + 1.80%), 06/19/2029(2)	3,200	3,103
6.16% (SOFR + 1.97%), 03/09/2029(2)	12,000	12,391
Hudson Pacific Properties LP
3.25%, 01/15/2030	3,028	2,224
3.95%, 11/01/2027	13,902	11,638
4.65%, 04/01/2029	1,865	1,513
5.95%, 02/15/2028	825	729
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.38%, 02/01/2029	2,218	1,852

5.25%, 05/15/2027	3,058	2,747
9.75%, 01/15/2029(1)	3,277	3,343
ING Groep NV
6.11% (SOFR + 2.09%), 09/11/2034	4,225	4,431
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	21,260	17,003
2.10%, 06/15/2030	3,955	3,400
Intercorp Peru Ltd.
3.88%, 08/15/2029(1)	200	173
Intesa Sanpaolo SpA
6.63%, 06/20/2033(1)	6,140	6,292
7.20%, 11/28/2033(1)	11,105	11,838
7.80%, 11/28/2053(1)	2,600	2,855
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	9,736	7,748
4.15%, 04/15/2032	1,590	1,461
5.50%, 08/15/2033	3,320	3,324
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029(1)	3,000	2,798
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	1,500	1,494
5.88%, 07/21/2028	10,330	10,592
6.25%, 01/15/2036	1,430	1,503
6.45%, 06/08/2027	3,660	3,800
6.50%, 01/20/2043	1,125	1,179
JP Morgan Chase & Co.
0.97% (3 Month Term SOFR + 0.58%), 06/23/2025(2)	35,140	34,319
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(2)	3,799	3,492
1.47% (SOFR + 0.77%), 09/22/2027(2)	60	54
1.58% (SOFR + 0.89%), 04/22/2027(2)	23,223	21,431
1.76% (3 Month Term SOFR + 1.11%), 11/19/2031(2)	2,252	1,825
1.95% (SOFR + 1.07%), 02/04/2032(2)	5,064	4,117
2.07% (SOFR + 1.02%), 06/01/2029(2)	2,990	2,651
2.18% (SOFR + 1.89%), 06/01/2028(2)	2,402	2,197
2.52% (SOFR + 2.04%), 04/22/2031(2)	10,031	8,674
2.55% (SOFR + 1.18%), 11/08/2032(2)	8,369	6,983
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032(2)	14,566	12,320
2.74% (3 Month Term SOFR + 1.51%), 10/15/2030(2)	8,434	7,499
2.95% (SOFR + 1.17%), 02/24/2028(2)	7,115	6,694
2.96% (3 Month Term SOFR + 2.52%), 05/13/2031(2)	4,470	3,928
2.96% (SOFR + 1.26%), 01/25/2033(2)	22,351	19,151

4.49% (3 Month Term SOFR + 3.79%), 03/24/2031(2)	13,825	13,479
5.30% (SOFR + 1.45%), 07/24/2029	1,401	1,422
5.35% (SOFR + 1.85%), 06/01/2034(2)	2,504	2,540
6.25% (SOFR + 1.81%), 10/23/2034(2)	24,826	26,911
JPMorgan Chase & Co.
0.82% (3 Month Term SOFR + 0.54%), 06/01/2025(2)	5,635	5,514
4.57% (SOFR + 1.75%), 06/14/2030(2)	2,957	2,894
6.09% (SOFR + 1.57%), 10/23/2029	22,600	23,762
KBC Group NV
6.32% (1 Year CMT Index + 2.05%), 09/21/2034(1)	4,600	4,858
Kilroy Realty LP
2.65%, 11/15/2033	120	91
Kimco Realty OP LLC
3.25%, 08/15/2026	1,665	1,577
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(2)	14,105	12,924
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)	420	395
3.87% (1 Year CMT Index + 3.50%), 07/09/2025(2)	1,675	1,659
4.45%, 05/08/2025	3,665	3,620
4.98% (1 Year CMT Index + 2.30%), 08/11/2033(2)	830	808
Logan Group Co. Ltd.
4.25%, 07/12/2025(7)(8)	2,205	143
4.85%, 12/14/2026(7)(8)	2,995	195
LSEGA Financing Plc
2.00%, 04/06/2028(1)	6,811	6,095
LXP Industrial Trust
2.38%, 10/01/2031	2,050	1,646
MAF Global Securities Ltd.
6.38% (5 Year CMT Index + 3.54%), 09/20/2172(2)(18)	200	196
Marsh & McLennan Companies, Inc.
5.45%, 03/15/2053	859	898
5.70%, 09/15/2053	631	686
5.75%, 11/01/2032	2,000	2,150
MDGH GMTN RSC Ltd.
4.38%, 11/22/2033(1)	200	195
Metropolitan Life Global Funding I
5.15%, 03/28/2033(1)	5,610	5,707
Morgan Stanley
0.00%, 04/02/2032(3)(18)	14,800	8,982
1.16% (SOFR + 0.56%), 10/21/2025(2)	29,255	28,155
1.51% (SOFR + 0.86%), 07/20/2027(2)	3,292	3,007

1.59% (SOFR + 0.88%), 05/04/2027(2)	12,593	11,603
1.79% (SOFR + 1.03%), 02/13/2032(2)	8,103	6,470
1.93% (SOFR + 1.02%), 04/28/2032(2)	4,184	3,364
2.24% (SOFR + 1.18%), 07/21/2032(2)	33,705	27,511
2.48% (SOFR + 1.00%), 01/21/2028(2)	22,470	20,856
2.48% (SOFR + 1.36%), 09/16/2036(2)	27,225	21,578
2.51% (SOFR + 1.20%), 10/20/2032(2)	1,975	1,635
2.70% (SOFR + 1.14%), 01/22/2031(2)	16,014	13,999
2.94% (SOFR + 1.29%), 01/21/2033(2)	3	3
3.22% (SOFR + 1.49%), 04/22/2042(2)	751	578
3.62% (SOFR + 3.12%), 04/01/2031	1,800	1,658
3.77% (3 Month Term SOFR + 1.40%), 01/24/2029(2)	2,776	2,647
3.95%, 04/23/2027	4,664	4,527
4.43% (3 Month Term SOFR + 1.89%), 01/23/2030(2)	1,015	989
4.89% (SOFR + 2.08%), 07/20/2033(2)	670	653
5.16% (SOFR + 1.59%), 04/20/2029(2)	6,343	6,379
5.25% (SOFR + 1.87%), 04/21/2034(2)	6,172	6,171
5.42% (SOFR + 1.88%), 07/21/2034	21,026	21,339
5.45% (SOFR + 1.63%), 07/20/2029	3,172	3,232
5.95% (5 Year CMT Index + 2.43%), 01/19/2038(2)	2,945	2,978
6.41% (SOFR + 1.83%), 11/01/2029	28,571	30,279
6.63% (SOFR + 2.05%), 11/01/2034	17,583	19,465
Morgan Stanley Bank N.A.
4.75%, 04/21/2026	1,393	1,392
Nasdaq, Inc.
5.55%, 02/15/2034	4,981	5,175
6.10%, 06/28/2063	2,682	2,895
National General Holdings Corp.
6.75%, 05/15/2024(1)	12,910	12,878
Nationwide Building Society
0.55%, 01/22/2024(1)	16,400	16,357
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)	5,650	5,275
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)	8,600	8,234
Nationwide Mutual Insurance Co.
7.94% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)	6,180	6,174
Natwest Group Plc
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(2)	5,246	5,227
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(2)	12,170	11,112
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)	4,390	4,206
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)	2,900	2,847

5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)	6,600	6,497
5.52% (1 Year CMT Index + 2.27%), 09/30/2028(2)	8,815	8,862
5.81% (1 Year CMT Index + 1.95%), 09/13/2029	11,800	12,097
New York Life Global Funding
2.35%, 07/14/2026(1)	1,000	942
New York Life Insurance Co.
3.75%, 05/15/2050(1)	2,736	2,188
NNN REIT, Inc.
3.10%, 04/15/2050	1,139	759
3.50%, 04/15/2051	1,284	927
4.80%, 10/15/2048	1,354	1,185
Nomura Holdings, Inc.
2.17%, 07/14/2028	19,200	16,867
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051(1)	2,420	1,806
Oaktree Specialty Lending Corp.
2.70%, 01/15/2027	2,345	2,096
Old Republic International Corp.
3.88%, 08/26/2026	5,155	4,954
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024(1)	1,247	1,245
Physicians Realty LP
2.63%, 11/01/2031	5,885	4,842
PNC Financial Services Group, Inc.
5.07% (SOFR + 1.93%), 01/24/2034(2)	10,718	10,487
5.58% (SOFR + 1.84%), 06/12/2029(2)	4,520	4,616
6.04% (SOFR + 2.14%), 10/28/2033(2)	8,655	9,043
6.88% (SOFR + 2.28%), 10/20/2034(2)	8,315	9,231
Prologis LP
1.25%, 10/15/2030	670	541
Realty Income Corp.
2.20%, 06/15/2028	1,212	1,086
3.10%, 12/15/2029	2,106	1,930
3.25%, 01/15/2031	697	633
3.40%, 01/15/2028	3,938	3,742
3.95%, 08/15/2027	4,030	3,917
Regency Centers LP
3.70%, 06/15/2030	1,359	1,264
4.13%, 03/15/2028	970	930
Rexford Industrial Realty LP
2.15%, 09/01/2031	1,135	908

Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026(1)	8,290	7,648
3.63%, 03/01/2029	4,385	3,969
3.88%, 03/01/2031(1)	29,710	26,130
4.00%, 10/15/2033(1)	29,285	24,878
Santander Holdings USA, Inc.
3.24%, 10/05/2026	6,255	5,892
3.50%, 06/07/2024	50	49
Santander UK Group Holdings Plc
1.09% (SOFR + 0.79%), 03/15/2025(2)	25,339	25,060
1.53% (1 Year CMT Index + 1.25%), 08/21/2026(2)	6,242	5,821
1.67% (SOFR + 0.99%), 06/14/2027(2)	11,405	10,368
2.47% (SOFR + 1.22%), 01/11/2028(2)	800	729
2.90% (SOFR + 1.48%), 03/15/2032(2)	24,900	21,267
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)	4,990	4,688
6.53% (SOFR + 2.60%), 01/10/2029(2)	13,600	14,071
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2049	1,300	65
Shimao Group Holdings Ltd.
3.45%, 01/11/2031(7)(8)	5,645	212
4.60%, 07/13/2030(7)(8)	400	15
4.75%, 07/03/2024(7)(8)	4,359	132
5.20%, 01/16/2027(7)(8)	4,595	148
5.60%, 07/15/2026(7)(8)	3,025	97
6.13%, 02/21/2024(7)(8)	1,275	45
Simon Property Group LP
2.65%, 07/15/2030	3,540	3,133
Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/2029(7)(8)	1,725	108
4.75%, 01/14/2030(7)(8)	3,305	235
SiriusPoint Ltd.
4.60%, 11/01/2026(1)	2,520	2,331
SITE Centers Corp.
3.63%, 02/01/2025	1,914	1,860
4.25%, 02/01/2026	2,500	2,437
4.70%, 06/01/2027	8,000	7,867
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)	10,400	8,581
3.65% (5 Year CMT Index + 3.00%), 07/08/2035(1)(2)	7,705	6,488
4.25%, 04/14/2025(1)	2,340	2,286
4.75%, 11/24/2025(1)	9,285	9,093

6.69% (1 Year CMT Index + 2.95%), 01/10/2034(1)(2)		19,000	20,063
Standard Chartered Plc
2.68% (1 Year CMT Index + 1.20%), 06/29/2032(1)(2)		52,100	42,236
3.27% (5 Year CMT Index + 2.30%), 02/18/2036(1)(2)		41,220	33,741
7.02% (1 Year CMT Index + 2.20%), 02/08/2030(1)		800	844
Stewart Information Services Corp.
3.60%, 11/15/2031		14,990	11,676
Stichting AK Rabobank Certificaten
6.50%, 03/29/2170(3)	EUR	3,876	4,278
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026		$13,915	14,051
Sunac China Holdings Ltd.
6.00%, 09/30/2025(1)(9)		25	3
6.25%, 09/30/2026(1)(9)		25	2
6.50%, 09/30/2027(1)(9)		51	5
6.75%, 09/30/2028(1)(9)		76	4
7.00%, 09/30/2029(1)(9)		76	5
7.25%, 09/30/2030(1)(9)		36	2
Synchrony Bank
5.63%, 08/23/2027		6,350	6,241
Synchrony Financial
4.25%, 08/15/2024		5,145	5,088
4.38%, 03/19/2024		9,540	9,506
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050(1)		3,665	2,702
4.27%, 05/15/2047(1)		515	448
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		7,500	7,324
4.90%, 09/15/2044(1)		1,505	1,421
Times China Holdings Ltd.
5.75%, 01/14/2027(7)(8)		5,214	110
6.20%, 03/22/2026(7)(8)		1,950	44
6.75%, 07/08/2025(7)(8)		1,715	33
U.S. Bancorp
4.84% (SOFR + 1.60%), 02/01/2034(2)		17,236	16,509
5.84% (SOFR + 2.26%), 06/12/2034(2)		5,230	5,395
5.85% (SOFR + 2.09%), 10/21/2033(2)		8,795	9,061
UBS Group AG
1.31% (SOFR + 0.98%), 02/02/2027(1)(2)		26,320	24,089
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(1)(2)		4,690	4,300
2.19% (SOFR + 2.04%), 06/05/2026(1)(2)		1,780	1,693
2.59% (SOFR + 1.56%), 09/11/2025(1)(2)		3,195	3,126

2.75% (1 Year CMT Index + 1.10%), 02/11/2033(1)(2)		2,211	1,814
3.09% (SOFR + 1.73%), 05/14/2032(1)(2)		35,005	29,813
3.75%, 03/26/2025		7,633	7,478
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(2)		540	509
4.19% (SOFR + 3.73%), 04/01/2031(1)(2)		10,164	9,463
4.55%, 04/17/2026		2,340	2,309
5.96% (1 Year CMT Index + 2.20%), 01/12/2034(1)(2)		13,100	13,547
6.25% (1 Year CMT Index + 1.80%), 09/22/2029(1)		3,300	3,442
6.30% (1 Year CMT Index + 2.00%), 09/22/2034(1)		6,061	6,416
6.37% (SOFR + 3.34%), 07/15/2026(1)(2)		22,572	22,823
6.44% (SOFR + 3.70%), 08/11/2028(1)(2)		11,390	11,828
6.54% (SOFR + 3.92%), 08/12/2033(1)(2)		48,829	52,109
7.75% (CMS 1 Year Rate EUR + 4.95%), 03/01/2029(2)	EUR	1,500	1,907
9.02% (SOFR + 5.02%), 11/15/2033(1)(2)		$33,326	40,967
9.25% (5 Year CMT Index + 4.76%), 05/13/2172(1)		650	720
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(2)		6,036	5,519
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)		2,600	2,444
5.46% (5 Year CMT Index + 4.75%), 06/30/2035(1)(2)		1,930	1,815
Unique Pub Finance Co Plc
7.40%, 03/28/2024	GBP	286	363
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 02/15/2028(1)		$1,671	1,694
VICI Properties LP
4.75%, 02/15/2028		1,242	1,216
4.95%, 02/15/2030		1,599	1,552
5.13%, 05/15/2032		9,356	9,120
5.63%, 05/15/2052		4,944	4,740
VICI Properties LP / VICI Note Co., Inc.
3.75%, 02/15/2027(1)		7,421	7,005
3.88%, 02/15/2029(1)		13,897	12,766
4.13%, 08/15/2030(1)		4,948	4,507
4.25%, 12/01/2026(1)		20,786	20,004
4.50%, 09/01/2026(1)		16,600	16,068
4.50%, 01/15/2028(1)		7,144	6,814
4.63%, 06/15/2025(1)		8,280	8,133
4.63%, 12/01/2029(1)		9,770	9,206
5.63%, 05/01/2024(1)		6,145	6,125
5.75%, 02/01/2027(1)		6,541	6,560
Voyager Aviation Holdings LLC
8.50%, 05/09/2026(1)(7)(8)		67	54

Wells Fargo & Co.
2.16% (3 Month Term SOFR + 1.01%), 02/11/2026(2)		8,250	7,940
2.39% (SOFR + 2.10%), 06/02/2028(2)		12,269	11,237
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031(2)		4,803	4,150
2.88% (3 Month Term SOFR + 1.43%), 10/30/2030(2)		17,525	15,579
3.20% (3 Month Term SOFR + 1.43%), 06/17/2027(2)		5,739	5,486
3.35% (SOFR + 1.50%), 03/02/2033(2)		31,867	27,833
3.53% (SOFR + 1.51%), 03/24/2028(2)		21,860	20,855
4.30%, 07/22/2027		1,344	1,315
4.48% (3 Month Term SOFR + 4.03%), 04/04/2031(2)		1,800	1,739
4.90% (SOFR + 2.10%), 07/25/2033(2)		9,970	9,713
5.39% (SOFR + 2.02%), 04/24/2034(2)		9,446	9,487
5.56% (SOFR + 1.99%), 07/25/2034		16,257	16,551
5.57% (SOFR + 1.74%), 07/25/2029		11,389	11,629
6.30% (SOFR + 1.79%), 10/23/2029(2)		9,301	9,803
6.49% (SOFR + 2.06%), 10/23/2034(2)		35,102	38,188
Wells Fargo Bank N.A.
5.45%, 08/07/2026		13,726	13,950
Welltower OP LLC
4.00%, 06/01/2025		4,690	4,605
4.50%, 01/15/2024		650	650
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630	9,170
Willis North America, Inc.
5.35%, 05/15/2033		11,315	11,427

Total Financials			3,773,256

Government – 0.00%(11)
Asian Development Bank
4.70%, 03/12/2024	MXN	12,200	708

Total Government			708

Industrials – 1.40%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061(1)		$200	152
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 03/30/2029(1)		200	200
Amcor Finance USA, Inc.
3.63%, 04/28/2026		12,260	11,836
5.63%, 05/26/2033		640	665
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027(1)		1,320	1,025
5.25%, 08/15/2027(1)		8,681	6,744

Artera Services LLC
9.03%, 12/04/2025(1)	6,400	6,054
Avnet, Inc.
5.50%, 06/01/2032	5,440	5,382
BAE Systems Plc
1.90%, 02/15/2031(1)	1,260	1,036
3.40%, 04/15/2030(1)	14,945	13,790
Berry Global, Inc.
1.57%, 01/15/2026	1,353	1,257
1.65%, 01/15/2027	2,340	2,107
4.88%, 07/15/2026(1)	18,610	18,288
5.50%, 04/15/2028(1)	2,640	2,669
Boeing Co.
1.43%, 02/04/2024	16,015	15,947
3.83%, 03/01/2059	840	622
3.95%, 08/01/2059	1,930	1,477
4.88%, 05/01/2025	3,005	2,990
5.71%, 05/01/2040	2,710	2,802
5.81%, 05/01/2050	1,200	1,243
5.93%, 05/01/2060	7,185	7,440
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052	2,909	2,032
3.05%, 02/15/2051	1,732	1,251
4.05%, 06/15/2048	1,359	1,176
4.55%, 09/01/2044	714	666
5.20%, 04/15/2054	703	732
Carrier Global Corp.
5.90%, 03/15/2034(1)	2,910	3,147
Cemex SAB de CV
3.88%, 07/11/2031(1)	24,365	21,790
5.13% (5 Year CMT Index + 4.53%), 09/08/2172(1)(2)	5,670	5,377
5.20%, 09/17/2030(1)	8,900	8,576
5.45%, 11/19/2029(1)	3,460	3,412
CNH Industrial Capital LLC
5.45%, 10/14/2025	915	919
CSX Corp.
3.35%, 09/15/2049	1,138	860
4.25%, 11/01/2066	1,222	1,041
4.50%, 03/15/2049	902	825
4.50%, 11/15/2052	1,039	964
4.75%, 11/15/2048	1,336	1,271

Embraer Netherlands Finance BV
7.00%, 07/28/2030(1)	12,105	12,698
Flex Ltd.
6.00%, 01/15/2028	4,845	5,003
GATX Corp.
5.45%, 09/15/2033	14,990	15,082
6.05%, 03/15/2034	995	1,033
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	6,306	5,543
3.48%, 12/01/2027	4,395	4,155
4.20%, 05/01/2030	4,975	4,741
IHS Holding Ltd.
6.25%, 11/29/2028(1)	200	162
Ingersoll Rand, Inc.
5.70%, 08/14/2033	17,070	18,060
Jabil, Inc.
1.70%, 04/15/2026	4,870	4,510
3.00%, 01/15/2031	2,470	2,141
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028	15,265	15,943
Keysight Technologies, Inc.
3.00%, 10/30/2029	5,800	5,272
L3Harris Technologies, Inc.
1.80%, 01/15/2031	4,956	4,071
2.90%, 12/15/2029	1,544	1,395
4.40%, 06/15/2028	614	607
4.40%, 06/15/2028	3,105	3,069
5.40%, 07/31/2033	5,048	5,249
Lockheed Martin Corp.
3.60%, 03/01/2035	3,455	3,164
4.45%, 05/15/2028	2,050	2,061
4.75%, 02/15/2034	645	656
5.72%, 06/01/2040	728	788
Nordson Corp.
5.60%, 09/15/2028	1,980	2,053
5.80%, 09/15/2033	2,660	2,823
Norfolk Southern Corp.
3.05%, 05/15/2050	2,298	1,634
3.40%, 11/01/2049	815	617
4.05%, 08/15/2052	2,331	1,969
5.35%, 08/01/2054	2,984	3,101

Northrop Grumman Corp.
3.85%, 04/15/2045		1,857	1,560
4.70%, 03/15/2033		1,782	1,797
4.95%, 03/15/2053		2,526	2,502
OT Merger Corp.
7.88%, 10/15/2029(1)		4,250	2,546
Otis Worldwide Corp.
5.25%, 08/16/2028		1,979	2,034
Owens Corning
3.88%, 06/01/2030		612	574
Republic Services, Inc.
5.00%, 04/01/2034		1,467	1,502
Rolls-Royce Plc
5.75%, 10/15/2027	GBP	1,225	1,565
RTX Corp.
2.25%, 07/01/2030		$2,106	1,819
2.38%, 03/15/2032		2,170	1,808
2.82%, 09/01/2051		3,103	2,051
3.13%, 07/01/2050		1,946	1,370
3.75%, 11/01/2046		2,270	1,802
4.13%, 11/16/2028		8,922	8,717
5.15%, 02/27/2033		19,616	19,992
6.10%, 03/15/2034		18,929	20,542
6.70%, 08/01/2028		1,393	1,490
Ryder System, Inc.
5.65%, 03/01/2028		618	637
6.30%, 12/01/2028		744	789
Sealed Air Corp./Sealed Air Corp. U.S.
7.25%, 02/15/2031(1)		1,142	1,211
Sensata Technologies BV
5.88%, 09/01/2030(1)		630	626
Sensata Technologies, Inc.
3.75%, 02/15/2031(1)		4,275	3,765
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031(1)		689	588
SMBC Aviation Capital Finance DAC
5.45%, 05/03/2028(1)		9,005	9,055
TD SYNNEX Corp.
1.75%, 08/09/2026		10,725	9,722
Textron, Inc.
2.45%, 03/15/2031		2,311	1,969

3.00%, 06/01/2030	24,404	21,849
3.38%, 03/01/2028	2,537	2,391
3.90%, 09/17/2029	2,519	2,395
Trimble, Inc.
6.10%, 03/15/2033	13,375	14,314
Union Pacific Corp.
2.97%, 09/16/2062	1,926	1,295
3.84%, 03/20/2060	1,861	1,518
3.85%, 02/14/2072	1,667	1,324
4.10%, 09/15/2067	1,756	1,451
Veralto Corp.
5.45%, 09/18/2033(1)	21,715	22,491
Waste Management, Inc.
4.88%, 02/15/2034	1,973	2,013
Waste Pro USA, Inc.
5.50%, 02/15/2026(1)	4,920	4,736
WRKCo, Inc.
3.75%, 03/15/2025	815	800
4.00%, 03/15/2028	1,325	1,278

Total Industrials		465,253

Technology – 1.44%
Amdocs Ltd.
2.54%, 06/15/2030	9,503	8,193
Autodesk, Inc.
2.40%, 12/15/2031	740	633
Broadcom, Inc.
2.45%, 02/15/2031(1)	22,360	19,119
2.60%, 02/15/2033(1)	6,307	5,196
3.14%, 11/15/2035(1)	13,807	11,335
3.19%, 11/15/2036(1)	3,761	3,048
3.42%, 04/15/2033(1)	10,918	9,589
3.47%, 04/15/2034(1)	15,520	13,502
4.15%, 11/15/2030	8,850	8,453
4.15%, 04/15/2032(1)	3,865	3,643
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	3,325	3,111
3.25%, 02/15/2029	8,825	8,070
3.28%, 12/01/2028	8,015	7,347
3.57%, 12/01/2031	48,160	42,686
4.25%, 04/01/2028	4,540	4,348

CGI, Inc.
2.30%, 09/14/2031	14,300	11,691
Dell International LLC / EMC Corp.
4.90%, 10/01/2026	7,925	7,938
5.85%, 07/15/2025	690	697
Entegris Escrow Corp.
4.75%, 04/15/2029(1)	19,155	18,454
Exela Intermediate LLC / Exela Finance, Inc.
11.50%, 04/15/2026(1)(9)	184	32
Fiserv, Inc.
5.60%, 03/02/2033	190	198
5.63%, 08/21/2033	36,830	38,583
Hewlett Packard Enterprise Co.
5.25%, 07/01/2028	2,169	2,217
Intel Corp.
4.90%, 08/05/2052	1,501	1,469
5.90%, 02/10/2063	771	859
KLA Corp.
4.95%, 07/15/2052	1,418	1,433
5.00%, 03/15/2049	1,456	1,444
5.25%, 07/15/2062	677	706
Leidos, Inc.
2.30%, 02/15/2031	4,000	3,348
4.38%, 05/15/2030	1,685	1,613
5.75%, 03/15/2033	14,950	15,590
Marvell Technology, Inc.
2.45%, 04/15/2028	5,625	5,076
2.95%, 04/15/2031	4,805	4,199
5.95%, 09/15/2033	1,325	1,405
Micron Technology, Inc.
4.19%, 02/15/2027	5,359	5,256
4.66%, 02/15/2030	15,005	14,645
5.33%, 02/06/2029	6,490	6,619
5.88%, 02/09/2033	10,870	11,298
5.88%, 09/15/2033	33,485	34,828
6.75%, 11/01/2029	3,435	3,712
MSCI, Inc.
3.25%, 08/15/2033(1)	3,313	2,769
3.63%, 11/01/2031(1)	3,373	2,969
3.88%, 02/15/2031(1)	3,956	3,615
4.00%, 11/15/2029(1)	3,527	3,315

NCR Voyix Corp.
5.25%, 10/01/2030(1)	4,280	3,931
NXP BV / NXP USA, Inc.
4.30%, 06/18/2029	2,743	2,665
Open Text Corp.
6.90%, 12/01/2027(1)	6,455	6,711
Oracle Corp.
2.80%, 04/01/2027	2,410	2,273
3.60%, 04/01/2040	6,839	5,453
3.60%, 04/01/2050	18,173	13,461
3.80%, 11/15/2037	2,404	2,043
3.85%, 07/15/2036	6,000	5,227
3.85%, 04/01/2060	679	492
3.95%, 03/25/2051	10,067	7,883
4.00%, 07/15/2046	7,617	6,105
4.00%, 11/15/2047	4,860	3,850
4.10%, 03/25/2061(18)	4,200	3,200
4.13%, 05/15/2045	10,053	8,200
4.50%, 07/08/2044	5,250	4,578
5.38%, 07/15/2040	1,198	1,177
6.15%, 11/09/2029	8,005	8,611
6.50%, 04/15/2038	6,215	6,860
6.90%, 11/09/2052	1,530	1,796
Seagate HDD Cayman
4.09%, 06/01/2029	365	337
9.63%, 12/01/2032	746	853
SK Hynix, Inc.
6.38%, 01/17/2028(1)	2,810	2,901
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,340	1,242
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032	1,448	1,375
TSMC Global Ltd.
1.00%, 09/28/2027(1)	661	580
VMware LLC
2.20%, 08/15/2031	12,716	10,537
Western Digital Corp.
2.85%, 02/01/2029	4,080	3,512
4.75%, 02/15/2026	8,800	8,633

Total Technology		478,737

Utilities – 2.00%
AEP Texas, Inc.
3.45%, 01/15/2050	2,254	1,625
3.80%, 10/01/2047	1,757	1,330
3.95%, 06/01/2028	3,811	3,667
4.70%, 05/15/2032	675	659
5.25%, 05/15/2052	1,827	1,765
5.40%, 06/01/2033	2,692	2,733
AEP Transmission Co. LLC
2.75%, 08/15/2051	1,644	1,064
3.15%, 09/15/2049	1,098	788
3.65%, 04/01/2050	1,667	1,313
3.80%, 06/15/2049	1,494	1,187
AES Corp.
2.45%, 01/15/2031	4,485	3,768
3.95%, 07/15/2030(1)	2,040	1,884
Alabama Power Co.
3.45%, 10/01/2049	856	643
3.75%, 03/01/2045	2,245	1,824
3.85%, 12/01/2042	795	670
4.15%, 08/15/2044	1,521	1,303
4.30%, 07/15/2048	800	692
Alliant Energy Finance LLC
1.40%, 03/15/2026(1)	925	839
Ameren Illinois Co.
3.25%, 03/15/2050	720	530
3.70%, 12/01/2047	865	706
4.50%, 03/15/2049	1,676	1,534
5.90%, 12/01/2052	613	686
American Transmission Systems, Inc.
2.65%, 01/15/2032(1)	12,479	10,558
Arizona Public Service Co.
3.35%, 05/15/2050	3,522	2,491
Atmos Energy Corp.
3.38%, 09/15/2049	844	643
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	1,333	905
3.20%, 09/15/2049	1,792	1,303
3.75%, 08/15/2047	1,765	1,396
4.55%, 06/01/2052	1,960	1,796
5.40%, 06/01/2053	5,281	5,449
Black Hills Corp.
4.35%, 05/01/2033	6,250	5,757

CenterPoint Energy Houston Electric LLC
2.90%, 07/01/2050	1,534	1,067
3.60%, 03/01/2052	1,205	956
4.95%, 04/01/2033	1,948	1,983
5.30%, 04/01/2053	910	951
CenterPoint Energy Resources Corp.
5.25%, 03/01/2028	2,283	2,341
Cleco Power LLC
6.00%, 12/01/2040	1,000	993
Commonwealth Edison Co.
3.13%, 03/15/2051	4,532	3,208
3.20%, 11/15/2049	861	618
3.85%, 03/15/2052	805	651
4.35%, 11/15/2045	1,532	1,340
Consumers Energy Co.
2.65%, 08/15/2052	950	628
3.75%, 02/15/2050	2,914	2,398
3.95%, 07/15/2047	1,001	841
4.63%, 05/15/2033	1,398	1,396
Dominion Energy South Carolina, Inc.
6.25%, 10/15/2053	915	1,055
DTE Electric Co.
3.25%, 04/01/2051	1,541	1,127
3.65%, 03/01/2052	898	708
3.75%, 08/15/2047	1,237	989
3.95%, 03/01/2049	2,558	2,149
4.05%, 05/15/2048	558	473
Duke Energy Carolinas LLC
2.55%, 04/15/2031	3,610	3,128
2.85%, 03/15/2032	1,652	1,440
3.45%, 04/15/2051	3,353	2,526
3.70%, 12/01/2047	4,035	3,164
3.88%, 03/15/2046	4,803	3,889
3.95%, 03/15/2048	1,542	1,269
4.25%, 12/15/2041	1,650	1,458
Duke Energy Florida LLC
1.75%, 06/15/2030	3,663	3,055
2.50%, 12/01/2029	693	618
3.00%, 12/15/2051	1,918	1,309
3.80%, 07/15/2028	631	612
5.88%, 11/15/2033	2,340	2,522

5.95%, 11/15/2052	5,049	5,524
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	602	630
Duke Energy Progress LLC
2.50%, 08/15/2050	1,900	1,194
3.45%, 03/15/2029	2,533	2,416
3.60%, 09/15/2047	1,135	870
4.00%, 04/01/2052	1,539	1,265
4.10%, 03/15/2043	900	767
4.20%, 08/15/2045	1,000	854
5.35%, 03/15/2053	3,750	3,799
East Ohio Gas Co.
2.00%, 06/15/2030(1)	12,595	10,469
Edison International
4.95%, 04/15/2025	652	647
5.25%, 11/15/2028	2,633	2,649
5.75%, 06/15/2027	4,008	4,093
6.95%, 11/15/2029	4,270	4,634
Enel Finance International NV
1.88%, 07/12/2028(1)	519	453
2.25%, 07/12/2031(1)	496	403
3.50%, 04/06/2028(1)	1,505	1,410
Entergy Arkansas LLC
3.35%, 06/15/2052	847	613
Evergy Metro, Inc.
4.95%, 04/15/2033	5,000	4,998
Eversource Energy
4.60%, 07/01/2027	9,315	9,239
5.45%, 03/01/2028	3,322	3,414
5.95%, 02/01/2029	9,000	9,425
FirstEnergy Corp.
3.40%, 03/01/2050	2,515	1,773
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)	16,876	15,301
4.35%, 01/15/2025(1)	2,000	1,968
4.55%, 04/01/2049(1)	3,972	3,433
Florida Power & Light Co.
3.15%, 10/01/2049	1,466	1,075
3.99%, 03/01/2049	4,715	4,037
Georgia Power Co.
5.13%, 05/15/2052	1,306	1,292

IPALCO Enterprises, Inc.
4.25%, 05/01/2030	1,245	1,150
ITC Holdings Corp.
3.25%, 06/30/2026	2,000	1,923
Jersey Central Power & Light Co.
2.75%, 03/01/2032(1)	2,000	1,688
4.30%, 01/15/2026(1)	2,000	1,956
4.70%, 04/01/2024(1)	150	149
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	4,500	4,196
5.99%, 03/06/2033(1)	12,840	13,057
Metropolitan Edison Co.
4.00%, 04/15/2025(1)	4,000	3,903
4.30%, 01/15/2029(1)	5,000	4,839
MidAmerican Energy Co.
5.85%, 09/15/2054	1,292	1,429
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	277	256
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030	4,105	3,512
NiSource, Inc.
3.49%, 05/15/2027	5,887	5,668
5.25%, 03/30/2028	3,817	3,892
5.40%, 06/30/2033	3,312	3,415
Northern States Power Co.
2.60%, 06/01/2051	1,764	1,154
2.90%, 03/01/2050	1,020	715
3.20%, 04/01/2052	3,638	2,681
3.60%, 05/15/2046	1,894	1,485
3.60%, 09/15/2047	1,800	1,414
4.00%, 08/15/2045	1,000	827
5.10%, 05/15/2053	1,040	1,048
NPC Ukrenergo
6.88%, 11/09/2028	400	107
NRG Energy, Inc.
4.45%, 06/15/2029(1)	5,885	5,553
Ohio Power Co.
1.63%, 01/15/2031	1,549	1,257
2.60%, 04/01/2030	3,974	3,480
2.90%, 10/01/2051	5,981	4,050
5.00%, 06/01/2033	3,855	3,877
6.60%, 02/15/2033	760	834

Pacific Gas & Electric Co.
2.10%, 08/01/2027	19,308	17,402
2.50%, 02/01/2031	15,565	12,839
2.95%, 03/01/2026	4,765	4,513
3.00%, 06/15/2028	13,949	12,712
3.15%, 01/01/2026	6,569	6,301
3.25%, 06/01/2031	11,300	9,786
3.30%, 03/15/2027	2,052	1,918
3.30%, 12/01/2027	3,700	3,453
3.40%, 08/15/2024	2,476	2,435
3.45%, 07/01/2025	7,760	7,510
3.50%, 06/15/2025	10,754	10,418
3.50%, 08/01/2050	4,743	3,274
3.75%, 02/15/2024	2,914	2,905
3.75%, 07/01/2028	18,444	17,277
3.75%, 08/15/2042	1,883	1,389
4.00%, 12/01/2046	13,182	9,648
4.20%, 03/01/2029	4,334	4,096
4.25%, 03/15/2046	409	314
4.30%, 03/15/2045	10,132	7,928
4.40%, 03/01/2032	11,850	10,961
4.45%, 04/15/2042	7,667	6,178
4.50%, 12/15/2041	3,353	2,622
4.55%, 07/01/2030	40,402	38,479
4.60%, 06/15/2043	1,248	1,026
4.65%, 08/01/2028	100	96
4.75%, 02/15/2044	6,611	5,516
4.95%, 07/01/2050	9,342	7,979
5.25%, 03/01/2052	5,800	5,153
5.45%, 06/15/2027	3,084	3,109
5.90%, 06/15/2032	7,090	7,209
6.70%, 04/01/2053	2,542	2,758
6.75%, 01/15/2053	761	828
PECO Energy Co.
2.80%, 06/15/2050	1,289	868
2.85%, 09/15/2051	2,757	1,854
3.00%, 09/15/2049	822	584
3.90%, 03/01/2048	1,644	1,378
4.38%, 08/15/2052	763	686
4.60%, 05/15/2052	704	660

PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	3,170	3,003
4.38%, 06/01/2039	3,510	3,279
4.45%, 12/01/2047	18,300	16,525
4.67%, 12/01/2051	2,100	1,969
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031	12,028	10,270
4.10%, 09/18/2034	40	36
5.05%, 05/15/2052	4,100	3,804
Promigas SA ESP
3.75%, 10/16/2029(1)	305	271
Public Service Co. of Colorado
5.25%, 04/01/2053	8,000	7,963
Public Service Co. of New Hampshire
5.15%, 01/15/2053	3,112	3,150
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000	6,817
Public Service Electric & Gas Co.
3.15%, 01/01/2050	1,066	785
3.60%, 12/01/2047	1,035	831
San Diego Gas & Electric Co.
3.32%, 04/15/2050	1,686	1,199
5.35%, 04/01/2053	3,912	3,958
Southern California Edison Co.
2.25%, 06/01/2030	4,564	3,917
2.50%, 06/01/2031	1,876	1,606
2.85%, 08/01/2029	905	825
4.20%, 03/01/2029	2,997	2,937
5.65%, 10/01/2028	1,386	1,445
5.95%, 11/01/2032	6,160	6,618
6.00%, 01/15/2034	662	726
Southern Co.
5.70%, 03/15/2034	7,080	7,445
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047	1,915	1,624
5.75%, 09/15/2033	3,460	3,633
5.88%, 03/15/2041	7,873	8,015
Southwestern Electric Power Co.
4.10%, 09/15/2028	10,000	9,673
5.30%, 04/01/2033	9,900	9,900

Spire, Inc.
3.54%, 02/27/2024	5,000	4,975
Tucson Electric Power Co.
3.05%, 03/15/2025	3,000	2,923
Union Electric Co.
5.45%, 03/15/2053	1,068	1,101
Virginia Electric & Power Co.
4.00%, 01/15/2043	1,711	1,459
4.45%, 02/15/2044	1,727	1,539
6.00%, 05/15/2037	629	676
Vistra Operations Co. LLC
3.70%, 01/30/2027(1)	6,435	6,095

Total Utilities		665,584

Total Corporate Bonds (Cost: $9,525,411)		9,108,267

Convertible Securities – 0.31%
Communications – 0.13%
DISH Network Corp.
0.00%, 12/15/2025	2,700	1,674
2.38%, 03/15/2024	7,520	7,445
3.38%, 08/15/2026	25,080	13,292
Etsy, Inc.
0.13%, 09/01/2027	3,370	2,867
0.25%, 06/15/2028	10,380	8,310
Uber Technologies, Inc.
0.00%, 12/15/2025	6,365	6,472

Total Communications		40,060

Consumer, Cyclical – 0.03%
Southwest Airlines Co.
1.25%, 05/01/2025	10,395	10,504

Total Consumer, Cyclical		10,504

Consumer, Non-cyclical – 0.11%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024	10,090	9,945
1.25%, 05/15/2027	8,650	8,883
Livongo Health, Inc.
0.88%, 06/01/2025	5,435	5,078
Teladoc Health, Inc.
1.25%, 06/01/2027	16,800	13,808

Total Consumer, Non-cyclical		37,714

Financials – 0.00%(11)
Sunac China Holdings Ltd.
1.00%, 09/30/2032(1)(9)		77	6

Total Financials			6

Utilities – 0.04%
PPL Capital Funding, Inc.
2.88%, 03/15/2028(1)		14,505	14,048

Total Utilities			14,048

Total Convertible Securities (Cost: $118,934)			102,332

Government Related – 21.52%
Other Government Related – 1.89%
Africa Finance Corp.
3.88%, 04/13/2024(1)		1,085	1,076
American Municipal Power, Inc.
8.08%, 02/15/2050		1,070	1,446
Angolan Government International Bond
8.75%, 04/14/2032(1)		365	320
Argentina Treasury Bond BONCER
4.00%, 10/14/2024	ARS	73,971	334
Argentine Republic Government International Bond
0.75%, 07/09/2030(3)		$19,784	7,909
1.00%, 07/09/2029		1,109	440
3.50%, 07/09/2041(3)		18,718	6,363
3.63%, 07/09/2035(3)		4,913	1,677
3.63%, 07/09/2046(3)		115	40
4.25%, 01/09/2038(3)		676	267
Bahrain Government International Bond
7.50%, 09/20/2047(18)		200	188
Bank Gospodarstwa Krajowego
6.25%, 10/31/2028(1)		200	211
Bay Area Toll Authority
7.04%, 04/01/2050		2,790	3,532
Benin Government International Bond
4.88%, 01/19/2032(18)	EUR	100	90
6.88%, 01/19/2052(18)		100	86
Brazil Letras do Tesouro Nacional
0.00%, 04/01/2024	BRL	8,000	1,605
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2029		230,295	47,282
Brazilian Government International Bond
3.88%, 06/12/2030		$4,400	4,027
6.00%, 10/20/2033		600	600

California State University
2.37%, 11/01/2035		5,080	3,965
Chile Government International Bond
3.50%, 01/31/2034		1,500	1,336
4.34%, 03/07/2042		200	179
City of New York NY
2.05%, 03/01/2032		2,480	2,049
3.55%, 12/01/2028		3,645	3,502
City of San Antonio TX Electric & Gas Systems Revenue
5.81%, 02/01/2041		1,315	1,412
Ciudad Autonoma de Buenos Aires
122.64% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 02/22/2028(2)	ARS	401,380	576
Colombia Government International Bond
3.00%, 01/30/2030		$1,000	843
3.13%, 04/15/2031		918	746
4.13%, 05/15/2051		345	229
4.50%, 01/28/2026		200	197
4.50%, 03/15/2029		1,704	1,595
8.00%, 04/20/2033		475	518
Colombian TES
5.75%, 11/03/2027	COP	4,631,000	1,058
6.00%, 04/28/2028		9,628,300	2,189
7.50%, 08/26/2026		14,588,900	3,598
7.75%, 09/18/2030		5,857,900	1,375
Corp. Financiera de Desarrollo SA
4.75%, 07/15/2025(18)		$200	197
Costa Rica Government International Bond
6.55%, 04/03/2034(18)		200	207
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		900	755
2.71%, 10/01/2033		1,290	1,069
Czech Republic Government Bond
2.75%, 07/23/2029	CZK	38,570	1,636
4.20%, 12/04/2036		4,980	231
5.00%, 09/30/2030		14,990	720
5.50%, 12/12/2028		28,800	1,395
Dominican Republic International Bond
4.50%, 01/30/2030(1)		$3,982	3,663
4.88%, 09/23/2032(1)		157	143
4.88%, 09/23/2032		1,800	1,636
5.30%, 01/21/2041(18)		150	130

5.95%, 01/25/2027(18)		103	103
6.88%, 01/29/2026(18)		120	122
7.05%, 02/03/2031(1)		150	158
Egypt Government International Bond
7.50%, 02/16/2061(18)		233	136
7.63%, 05/29/2032(18)		300	208
7.90%, 02/21/2048(18)		427	257
8.50%, 01/31/2047(18)		407	252
European Union
2.50%, 10/04/2052(18)	EUR	4,710	4,615
3.00%, 03/04/2053(18)		13,440	14,555
Finance Department Government of Sharjah
6.50%, 11/23/2032(1)		$621	651
Ghana Government International Bond
7.63%, 05/16/2029(18)		232	100
Golden State Tobacco Securitization Corp.
2.25%, 06/01/2029		1,300	1,141
3.00%, 06/01/2046		475	432
3.49%, 06/01/2036		1,600	1,302
3.85%, 06/01/2050		2,500	2,312
4.21%, 06/01/2050		7,900	5,944
Guatemala Government Bond
3.70%, 10/07/2033		2,000	1,665
4.65%, 10/07/2041(1)		203	165
4.88%, 02/13/2028(18)		1,308	1,271
5.25%, 08/10/2029(1)		31	30
5.25%, 08/10/2029		1,300	1,273
6.60%, 06/13/2036(1)		200	206
7.05%, 10/04/2032(1)		200	212
7.05%, 10/04/2032(18)		200	212
Honduras Government International Bond
5.63%, 06/24/2030(18)		450	401
Hungary Government International Bond
2.13%, 09/22/2031(1)		3,700	2,980
5.25%, 06/16/2029(1)		200	201
5.25%, 06/16/2029		1,000	1,005
5.38%, 03/25/2024		70	70
Indonesia Government International Bond
2.85%, 02/14/2030		2,093	1,896
3.05%, 03/12/2051		4,490	3,415
4.10%, 04/24/2028		200	196
6.75%, 01/15/2044(18)		200	246

Indonesia Treasury Bond
5.50%, 04/15/2026	IDR	7,937,000	505
6.38%, 08/15/2028		222,477,000	14,400
6.88%, 04/15/2029		265,888,000	17,504
7.00%, 05/15/2027		35,910,000	2,368
8.38%, 09/15/2026		13,188,000	897
Israel Government International Bond
4.50%, 04/03/2120		$1,400	1,092
Ivory Coast Government International Bond
4.88%, 01/30/2032(18)	EUR	100	93
5.88%, 10/17/2031(18)		130	128
6.38%, 03/03/2028(18)		$200	196
Jordan Government International Bond
4.95%, 07/07/2025(18)		200	195
Los Angeles Community College District
6.60%, 08/01/2042		955	1,142
Los Angeles Unified School District
5.75%, 07/01/2034		170	180
6.76%, 07/01/2034		2,990	3,377
Massachusetts School Building Authority
2.50%, 02/15/2037		4,495	3,486
Metropolitan Transportation Authority
5.87%, 11/15/2039		300	308
6.67%, 11/15/2039		980	1,080
6.81%, 11/15/2040		310	343
Mexican Bonos
7.50%, 06/03/2027	MXN	25,800	1,438
7.50%, 05/26/2033		597,322	31,857
8.50%, 03/01/2029		181,530	10,403
8.50%, 05/31/2029		317,426	18,285
8.50%, 11/18/2038		30,111	1,691
Mexican Udibonos
2.75%, 11/27/2031(12)		620,451	32,179
3.00%, 12/03/2026(12)		108,585	5,933
4.00%, 11/30/2028(12)		212,459	12,217
Mexico Cetes
0.00%, 11/28/2024		925,000	4,937
Mexico Government International Bond
2.66%, 05/24/2031		$15,288	12,923
3.50%, 02/12/2034		773	654

4.50%, 01/31/2050		7,786	6,355
4.75%, 04/27/2032		2,000	1,925
6.34%, 05/04/2053		339	345
MFB Magyar Fejlesztesi Bank Zrt
6.50%, 06/29/2028(18)		275	283
Morocco Government International Bond
6.50%, 09/08/2033(1)		208	219
Municipal Electric Authority of Georgia
6.64%, 04/01/2057		971	1,108
New Jersey Turnpike Authority
1.86%, 01/01/2031		2,370	1,978
7.41%, 01/01/2040		1,441	1,795
New York City Municipal Water Finance Authority
5.88%, 06/15/2044		1,200	1,336
6.01%, 06/15/2042		755	850
New York City Transitional Finance Authority Future Tax Secured Revenue
2.40%, 11/01/2032		2,580	2,161
2.69%, 05/01/2033		1,275	1,079
2.80%, 02/01/2026		1,850	1,787
3.95%, 08/01/2032		1,900	1,810
5.27%, 05/01/2027		5,820	5,928
5.51%, 08/01/2037		670	690
New York State Dormitory Authority
5.29%, 03/15/2033		830	847
Nigeria Government International Bond
7.38%, 09/28/2033(18)		360	306
7.63%, 11/28/2047(18)		200	158
7.88%, 02/16/2032(18)		231	207
8.75%, 01/21/2031(18)		200	190
9.25%, 01/21/2049(18)		231	208
North Macedonia Government International Bond
6.96%, 03/13/2027(18)	EUR	100	115
Oman Government International Bond
5.63%, 01/17/2028		$3,300	3,360
6.50%, 03/08/2047(18)		200	204
6.75%, 01/17/2048(18)		200	209
Panama Government International Bond
2.25%, 09/29/2032		3,170	2,308
3.16%, 01/23/2030		2,826	2,403
3.88%, 03/17/2028		4,288	3,952
4.50%, 04/01/2056		5,792	3,880

6.40%, 02/14/2035		724	706
6.85%, 03/28/2054		240	224
Paraguay Government International Bond
3.85%, 06/28/2033(18)		200	177
4.95%, 04/28/2031		1,915	1,867
5.60%, 03/13/2048(18)		200	182
Peru Government Bond
5.94%, 02/12/2029	PEN	9,770	2,641
6.15%, 08/12/2032		5,276	1,392
6.95%, 08/12/2031		5,192	1,448
Peruvian Government International Bond
1.86%, 12/01/2032		$1,946	1,524
2.78%, 01/23/2031		4,654	4,053
3.55%, 03/10/2051		4,019	3,042
5.94%, 02/12/2029	PEN	5,487	1,483
5.94%, 02/12/2029(1)		11,100	3,000
6.15%, 08/12/2032(1)		1,752	463
6.90%, 08/12/2037(1)		340	93
6.95%, 08/12/2031		593	165
6.95%, 08/12/2031(1)		4,375	1,221
Philippine Government International Bond
3.00%, 02/01/2028		$3,452	3,254
3.20%, 07/06/2046		4,745	3,666
Port Authority of New York & New Jersey
4.93%, 10/01/2051		825	830
4.96%, 08/01/2046		1,010	984
5.65%, 11/01/2040		825	879
Provincia de Buenos Aires
129.13% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)	ARS	1,038,361	1,618
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(7)(8)		$100	24
Qatar Government International Bond
4.63%, 06/02/2046(18)		1,335	1,272
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		11,150	7,915
Republic of Poland Government Bond
2.75%, 10/25/2029	PLN	13,266	3,010
Republic of Poland Government International Bond
4.25%, 02/14/2043(18)	EUR	20	23
4.88%, 10/04/2033		$2,380	2,406
5.50%, 04/04/2053		145	151

Republic of South Africa Government Bond
7.00%, 02/28/2031	ZAR	58,990	2,698
8.88%, 02/28/2035		706,165	32,564
10.50%, 12/21/2026		1,574,700	90,063
Republic of South Africa Government International Bond
4.85%, 09/30/2029		$1,158	1,085
5.00%, 10/12/2046		208	154
5.88%, 06/22/2030		1,004	974
5.88%, 04/20/2032		1,940	1,837
Romanian Government International Bond
2.12%, 07/16/2031(18)	EUR	97	85
2.13%, 03/07/2028(18)		397	397
2.50%, 02/08/2030(18)		66	63
2.88%, 03/11/2029(18)		63	63
3.00%, 02/14/2031		$3,400	2,883
5.25%, 11/25/2027(1)		30	30
Russian Federal Bond—OFZ
6.10%, 07/18/2035	RUB	111,613	381
Russian Foreign Bond—Eurobond
4.25%, 06/23/2027		$1,000	630
5.10%, 03/28/2035		200	82
5.25%, 06/23/2047(1)		200	70
5.25%, 06/23/2047		4,000	1,400
5.63%, 04/04/2042		1,200	762
5.88%, 09/16/2043		2,600	1,651
Saudi Government International Bond
3.45%, 02/02/2061(18)		610	428
5.00%, 01/18/2053(1)		200	188
Senegal Government International Bond
6.25%, 05/23/2033(18)		200	178
State of California
4.60%, 04/01/2038		1,395	1,345
7.55%, 04/01/2039		2,705	3,415
State of Illinois
5.10%, 06/01/2033		5,305	5,249
6.73%, 04/01/2035		65	68
7.35%, 07/01/2035		47	51
State of Israel
3.80%, 05/13/2060		16,900	12,091
State of Texas
5.52%, 04/01/2039		3,155	3,379

Turkiye Government International Bond
4.25%, 03/13/2025		400	392
5.75%, 05/11/2047		2,800	2,190
6.13%, 10/24/2028		2,700	2,650
7.63%, 04/26/2029		8,600	8,890
Turkiye Ihracat Kredi Bankasi AS
8.25%, 01/24/2024(1)		1,000	1,000
Ukraine Government International Bond
4.38%, 01/27/2032(18)	EUR	413	92
7.25%, 03/15/2035(18)		$1,047	246
7.38%, 09/25/2034(18)		1,137	264
7.75%, 09/01/2028(18)		138	38
7.75%, 09/01/2029(18)		628	170
7.75%, 08/01/2041(4)(18)		538	240
University of California
4.86%, 05/15/2112		1,543	1,453
Uruguay Government International Bond
4.38%, 10/27/2027		1,783	1,795
5.10%, 06/18/2050		2,368	2,375
5.75%, 10/28/2034		150	162
Venezuela Government International Bond
6.00%, 12/09/2049(7)(8)		30	4
7.00%, 03/31/2038(7)(8)		187	27
7.65%, 04/21/2025(7)(8)		534	80
7.75%, 10/13/2099(7)(8)		100	13
8.25%, 10/13/2024(7)(8)		7,294	1,092
9.00%, 05/07/2049(7)(8)		110	17
9.00%, 05/07/2049(7)(8)		7,405	1,115
9.25%, 09/15/2027(7)(8)		1,049	195
9.25%, 05/07/2028(7)(8)		420	70
11.75%, 10/21/2026(7)(8)		120	23
11.95%, 08/05/2031(7)(8)		3,200	599

Total Other Government Related			629,350

U.S. Treasury Obligations – 19.63%
U.S. Treasury Inflation Indexed Bond
0.13%, 07/15/2024(12)		275,023	270,307
0.13%, 10/15/2024(12)		209,810	205,237
0.13%, 04/15/2025(12)		20,517	19,784
0.13%, 07/15/2030(12)		11,664	10,536
0.13%, 01/15/2031(12)		1,891	1,688
0.13%, 07/15/2031(12)		2,525	2,245

0.25%, 01/15/2025(12)	91,287	88,606
0.25%, 07/15/2029(12)(13)	43,213	39,932
0.25%, 02/15/2050(12)	4,093	2,665
0.50%, 04/15/2024(12)	29,888	29,511
0.63%, 01/15/2024(12)	76,137	75,934
0.63%, 07/15/2032(12)	83,232	76,026
0.63%, 02/15/2043(12)	401	313
0.75%, 02/15/2042(12)	681	551
0.75%, 02/15/2045(12)	4,573	3,573
0.88%, 02/15/2047(12)	4,588	3,613
1.00%, 02/15/2046(12)	2,597	2,123
1.00%, 02/15/2048(12)	4,117	3,319
1.00%, 02/15/2049(12)	6,859	5,516
1.38%, 07/15/2033(12)	98,053	95,054
1.38%, 02/15/2044(12)	660	590
1.50%, 02/15/2053(12)	30,999	28,070
2.13%, 02/15/2040(12)	285	292
2.13%, 02/15/2041(12)	421	433
2.38%, 01/15/2025(12)	7,671	7,611
U.S. Treasury Note/Bond
0.25%, 06/30/2025	5,259	4,940
0.25%, 07/31/2025	33,039	30,942
0.38%, 04/30/2025	34,323	32,481
0.38%, 09/30/2027	9,644	8,459
0.50%, 04/30/2027	33,336	29,756
0.50%, 05/31/2027	33,336	29,682
0.50%, 08/31/2027	26,369	23,298
0.63%, 07/31/2026	63,046	57,749
0.63%, 03/31/2027	5,100	4,583
1.13%, 02/29/2028(13)	76,082	68,010
1.13%, 05/15/2040	17,722	11,421
1.13%, 08/15/2040	17,722	11,312
1.25%, 03/31/2028	250,000	224,180
1.25%, 08/15/2031	48,760	40,347
1.38%, 11/15/2031	308,700	256,293
1.38%, 11/15/2040	17,722	11,758
1.38%, 08/15/2050	15,692	8,744
1.50%, 02/15/2025	17,126	16,527
1.50%, 02/15/2030	10,182	8,870
1.63%, 11/30/2026	17,212	16,086
1.63%, 05/15/2031	29,471	25,279

1.63%, 11/15/2050	9,644	5,746
1.75%, 08/15/2041	17,722	12,325
1.88%, 02/28/2027(13)	110,900	103,960
1.88%, 02/15/2032	112,300	96,547
2.00%, 11/15/2041	410,125	296,652
2.00%, 08/15/2051	24,716	16,139
2.25%, 08/15/2049	89,975	62,821
2.38%, 02/15/2042	11,613	8,910
2.38%, 05/15/2051	27,605	19,698
2.50%, 02/15/2045	61,230	46,365
2.63%, 04/15/2025	19,436	18,960
2.75%, 08/15/2032	35,397	32,416
2.75%, 11/15/2047	24,966	19,432
2.88%, 06/15/2025	17,126	16,738
2.88%, 05/15/2032	8,935	8,280
2.88%, 05/15/2043	10,728	8,807
2.88%, 05/15/2049	11,130	8,844
3.00%, 05/15/2045	30,000	24,750
3.00%, 05/15/2047	9,956	8,132
3.00%, 02/15/2048	40,516	33,015
3.00%, 08/15/2048	10,405	8,470
3.00%, 02/15/2049	113,137	92,060
3.00%, 08/15/2052	33,349	27,272
3.13%, 02/15/2043	10,366	8,860
3.13%, 08/15/2044	9,720	8,231
3.13%, 05/15/2048	12,780	10,647
3.25%, 05/15/2042	195,125	171,192
3.50%, 02/15/2033	342,600	332,228
3.63%, 08/15/2043	9,608	8,833
3.63%, 02/15/2053	15,289	14,118
3.63%, 05/15/2053	10,254	9,480
3.75%, 12/31/2028	50,380	50,148
3.75%, 05/31/2030	17,126	16,974
3.75%, 11/15/2043	9,343	8,731
3.88%, 03/31/2025	46,551	46,141
3.88%, 11/30/2027	17,153	17,117
3.88%, 09/30/2029	23,599	23,551
3.88%, 12/31/2029(13)	634,080	632,966
3.88%, 02/15/2043	30,053	28,654
4.00%, 11/15/2042	73,150	71,090
4.13%, 08/31/2030	25,459	25,778

4.13%, 08/15/2053	37,895	38,304
4.25%, 12/31/2025	4,955	4,954
4.25%, 11/15/2040	5,267	5,368
4.38%, 12/15/2026	161,935	163,516
4.38%, 11/30/2028	270,305	276,598
4.38%, 05/15/2040	9,718	10,091
4.38%, 05/15/2041	1,754	1,807
4.38%, 08/15/2043	661,272	675,015
4.50%, 11/15/2033	252,382	264,962
4.50%, 08/15/2039	19,439	20,571
4.75%, 02/15/2041	12,288	13,285
4.75%, 11/15/2043	18,400	19,737
4.75%, 11/15/2053	373,300	418,621
4.88%, 11/30/2025	7,010	7,083
4.88%, 10/31/2028	260,880	272,314

Total U.S. Treasury Obligations		6,547,550

Total Government Related (Cost: $7,446,653)		7,176,900

Mortgage-Backed Obligations – 40.00%
1211 Avenue of the Americas Trust 2015-1211
3.90%, 08/10/2035, Series 2015-1211, Class A1A2(1)	4,300	4,118
4.09%, 08/10/2035, Series 2015-1211, Class B(1)(4)	4,700	4,401
4.14%, 08/10/2035, Series 2015-1211, Class C(1)(4)	6,290	5,785
280 Park Avenue 2017-280P Mortgage Trust
6.54% (1 Month Term SOFR + 1.18%, 1.13% Floor), 09/15/2034, Series 2017-280P, Class A(1)(2)	1,316	1,264
A&D Mortgage Trust 2023-NQM5
7.05%, 11/25/2068, Series 2023-NQM5, Class A1(1)(3)	7,668	7,807
ACREC 2023-FL2 LLC
7.59% (1 Month Term SOFR + 2.23%, 2.23% Floor), 02/19/2038, Series 2023-FL2, Class A(1)(2)	1,740	1,739
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1(1)(3)	10,288	9,800
Ajax Mortgage Loan Trust 2021-F
1.88%, 06/25/2061, Series 2021-F, Class A(1)(3)	865	825
Alen 2021-ACEN Mortgage Trust
6.63% (1 Month Term SOFR + 1.26%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A(1)(2)	11,160	10,024
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	306	302
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	91	89
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	145	142
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	146	143

Alternative Loan Trust 2005-56
3.81% (1 Month Term SOFR + 1.57%, 1.46% Floor), 11/25/2035, Series 2005-56, Class 1A1(2)	3,069	2,839
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	8,164	4,657
Alternative Loan Trust 2006-HY12
4.15%, 08/25/2036, Series 2006-HY12, Class A5(4)	129	118
Alternative Loan Trust 2006-OA17
5.67% (1 Month Term SOFR + 0.31%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A(2)	9,528	8,151
Alternative Loan Trust 2006-OA22
5.89% (1 Month Term SOFR + 0.53%, 0.42% Floor), 02/25/2047, Series 2006-OA22, Class A2(2)	8,125	7,172
Alternative Loan Trust 2006-OA3
5.87% (1 Month Term SOFR + 0.51%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1(2)	3,920	3,353
Alternative Loan Trust 2006-OA7
5.95% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1(2)	7,802	6,303
Alternative Loan Trust 2006-OC5
5.99% (1 Month Term SOFR + 0.63%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3(2)	5,713	4,779
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	12,424	6,863
Alternative Loan Trust 2007-HY7C
5.75% (1 Month Term SOFR + 0.39%, 0.28% Floor), 08/25/2037, Series 2007-HY7C, Class A1(2)	1,649	1,434
Alternative Loan Trust 2007-OA2
5.73% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2047, Series 2007-OA2, Class 2A1(2)	9,183	6,990
5.85% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1(2)	14,479	12,085
Alternative Loan Trust 2007-OA4
5.81% (1 Month Term SOFR + 0.45%, 0.34% Floor), 05/25/2047, Series 2007-OA4, Class A1(2)	1,178	997
American Home Mortgage Investment Trust 2007-1
5.66% (1 Month Term SOFR + 0.30%, 0.19% Floor), 05/25/2047, Series 2007-1, Class GA1C(2)	759	406
Angel Oak Mortgage Trust 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3(1)(4)	475	430
2.97%, 05/25/2065, Series 2020-5, Class M1(1)(4)	2,480	2,131
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3(1)(4)	2,443	2,054
Angel Oak Mortgage Trust 2021-3
1.31%, 05/25/2066, Series 2021-3, Class A2(1)(4)	2,739	2,289
Angel Oak Mortgage Trust 2021-7
1.98%, 10/25/2066, Series 2021-7, Class A1(1)(4)	6,241	5,266
Angel Oak Mortgage Trust 2022-2
3.35%, 01/25/2067, Series 2022-2, Class A1(1)(4)	34,481	31,408
Angel Oak Mortgage Trust 2023-7
4.80%, 11/25/2067, Series 2023-7, Class A1(1)(3)	12,640	12,269

Angel Oak Mortgage Trust I LLC 2019-2
4.07%, 03/25/2049, Series 2019-2, Class M1(1)(4)	1,525	1,508
Arbor Multifamily Mortgage Securities Trust 2021-MF3
2.57%, 10/15/2054, Series 2021-MF3, Class A5(1)	525	444
Arbor Multifamily Mortgage Securities Trust 2022-MF4
2.92%, 02/15/2055, Series 2022-MF4, Class A3(1)	6,700	6,136
AREIT 2022-CRE6 Trust
6.59% (30-day Average SOFR + 1.25%, 1.25% Floor), 01/20/2037, Series 2022-CRE6, Class A(1)(2)	8,628	8,456
AREIT 2023-CRE8 LLC
7.47% (1 Month Term SOFR + 2.11%, 2.11% Floor), 02/17/2028, Series 2023-CRE8, Class A(1)(2)	3,363	3,326
Ashford Hospitality Trust 2018-ASHF
7.63% (1 Month Term SOFR + 2.27%, 2.23% Floor), 04/15/2035, Series 2018-ASHF, Class D(1)(2)	266	255
Ashford Hospitality Trust 2018-KEYS
6.98% (1 Month Term SOFR + 1.62%, 1.45% Floor), 06/15/2035, Series 2018-KEYS, Class B(1)(2)	3,000	2,926
Austin Fairmont Hotel Trust 2019-FAIR
6.66% (1 Month Term SOFR + 1.30%, 1.25% Floor), 09/15/2032, Series 2019-FAIR, Class B(1)(2)	2,155	2,130
6.86% (1 Month Term SOFR + 1.50%, 1.45% Floor), 09/15/2032, Series 2019-FAIR, Class C(1)(2)	5,500	5,416
7.21% (1 Month Term SOFR + 1.85%, 1.80% Floor), 09/15/2032, Series 2019-FAIR, Class D(1)(2)	10,145	9,964
Aventura Mall Trust
4.11%, 07/05/2040, Series 2018-AVM, Class A(1)(4)	5,325	5,044
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
7.01% (1 Month Term SOFR + 1.65%, 1.60% Floor), 09/15/2034, Series 2018-DSNY, Class C(1)(2)	1,800	1,789
7.36% (1 Month Term SOFR + 2.00%, 1.95% Floor), 09/15/2034, Series 2018-DSNY, Class D(1)(2)	134	132
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.09%, 08/10/2038, Series 2018-PARK, Class A(1)(4)	6,110	5,635
BAMLL Commercial Mortgage Securities Trust 2019-RLJ
6.46% (1 Month Term SOFR + 1.10%, 1.05% Floor), 04/15/2036, Series 2019-RLJ, Class A(1)(2)	1,350	1,344
BAMLL Re-REMIC Trust 2016-RRLD11
5.88%, 06/17/2050, Series 2016-LD11, Class AJB(1)(4)	100	23
Banc of America Commercial Mortgage Trust 2015-UBS7
4.34%, 09/15/2048, Series 2015-UBS7, Class B(4)	57	51
Banc of America Funding 2015-R7 Trust
3.30% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046, Series 2015-R7, Class 1A1(1)(2)	60	60
Banc of America Funding 2015-R9 Trust
5.68% (1 Month Term SOFR + 0.32%, 0.21% Floor), 02/26/2037, Series 2015-R9, Class 2A1(1)(2)	1,943	1,918
BANK 2021-BNK35
2.46%, 06/15/2064, Series 2021-BN35, Class AS	6,770	5,402
Barclays Mortgage Loan Trust 2022-NQM1
4.55%, 07/25/2052, Series 2022-NQM1, Class A1(1)(3)	1,953	1,912
Barclays Mortgage Trust 2022-RPL1
4.25%, 02/25/2028, Series 2022-RPL1, Class A(1)(3)	5,546	5,380

Bayview MSR Opportunity Master Fund Trust 2021-INV4
2.50%, 10/25/2051, Series 2021-4, Class A20(1)(4)	4,993	3,982
BBCCRE Trust 2015-GTP
4.55%, 08/10/2033, Series 2015-GTP, Class C(1)(4)	2,715	2,303
BBCMS 2018-TALL Mortgage Trust
6.28% (1 Month Term SOFR + 0.92%, 0.87% Floor), 03/15/2037, Series 2018-TALL, Class A(1)(2)	139	129
BBCMS Mortgage Trust 2023-5C23
6.68%, 12/15/2056, Series 2023-5C23, Class A3(4)	1,616	1,723
7.70%, 12/15/2056, Series 2023-5C23, Class D(1)(4)	191	163
BBCMS Mortgage Trust 2023-C22
6.80%, 11/15/2056, Series 2023-C22, Class A5(4)	340	386
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A(1)	2,045	1,461
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A(1)	952	839
BCAP LLC 2014-RR2
3.46% (1 Month Term SOFR + 0.35%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8(1)(2)	8,046	7,679
BDS 2022-FL12 LLC
7.49% (1 Month Term SOFR + 2.14%, 2.14% Floor), 08/19/2038, Series 2022-FL12, Class A(1)(2)	1,030	1,026
Bear Stearns ALT-A Trust 2005-1
6.60% (1 Month Term SOFR + 1.24%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2(2)	5,775	5,324
Bear Stearns ARM Trust 2003-3
4.98%, 05/25/2033, Series 2003-3, Class 3A1(4)	333	313
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B(1)(4)	357	339
Bear Stearns Mortgage Funding Trust 2007-AR4
5.68% (1 Month Term SOFR + 0.32%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1(2)	8,201	7,638
Beast Mortgage Trust
6.23% (1 Month Term SOFR + 0.86%, 0.75% Floor), 04/15/2036, Series 2021-SSCP, Class A(1)(2)	1,209	1,185
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM(4)	2,050	1,837
Benchmark 2021-B29 Mortgage Trust
2.39%, 09/15/2054, Series 2021-B29, Class A5	381	316
BFLD 2019-DPLO
7.02% (1 Month Term SOFR + 1.65%, 1.54% Floor), 10/15/2034, Series 2019-DPLO, Class C(1)(2)	4,650	4,612
BFLD Trust 2020-EYP
7.58% (1 Month Term SOFR + 2.21%, 2.10% Floor), 10/15/2035, Series 2020-EYP, Class C(1)(2)	5,140	2,009
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061, Series 2022-RPL1, Class M1(1)(4)	8,591	6,492
BLP Commercial Mortgage Trust 2023-IND
7.05% (1 Month Term SOFR + 1.69%, 1.69% Floor), 03/15/2040, Series 2023-IND, Class A(1)(2)	1,152	1,145
BMO 2023-5C2 Mortgage Trust

7.05%, 11/15/2056, Series 2023-5C2, Class A3(4)	570	618
BMO 2023-C5 Mortgage Trust
0.73%, 06/15/2056, Series 2023-C5, Class XA(4)	5,702	291
BOCA Commercial Mortgage Trust 2022-BOCA
7.13% (1 Month Term SOFR + 1.77%, 1.77% Floor), 05/15/2039, Series 2022-BOCA, Class A(1)(2)	824	819
BPR Trust 2021-NRD
7.49% (1 Month Term SOFR + 2.12%, 2.12% Floor), 12/15/2038, Series 2021-NRD, Class B(1)(2)	2,865	2,708
7.79% (1 Month Term SOFR + 2.42%, 2.42% Floor), 12/15/2038, Series 2021-NRD, Class C(1)(2)	2,920	2,749
9.09% (1 Month Term SOFR + 3.72%, 3.72% Floor), 12/15/2038, Series 2021-NRD, Class D(1)(2)	1,770	1,657
BPR Trust 2022-OANA
7.26% (1 Month Term SOFR + 1.90%, 1.90% Floor), 04/15/2037, Series 2022-OANA, Class A(1)(2)	25,012	24,651
BPR Trust 2022-STAR
8.59% (1 Month Term SOFR + 3.23%, 3.23% Floor), 08/15/2024, Series 2022-STAR, Class A(1)(2)	8,395	8,358
Braemar Hotels & Resorts Trust 2018-Prime
6.58% (1 Month Term SOFR + 1.22%, 1.18% Floor), 06/15/2035, Series 2018-PRME, Class B(1)(2)	3,000	2,965
BRAVO Residential Funding Trust 2022-NQM3
3.63%, 09/25/2061, Series 2022-NQM1, Class A1(1)(4)	3,609	3,387
BX Commercial Mortgage Trust 2019-XL
6.40% (1 Month Term SOFR + 1.03%, 0.92% Floor), 10/15/2036, Series 2019-XL, Class A(1)(2)	7,092	7,074
BX Commercial Mortgage Trust 2020-VIV3
3.54%, 03/09/2044, Series 2020-VIV3, Class B(1)(4)	69	61
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044, Series 2020-VIV4, Class A(1)	3,530	3,018
BX Commercial Mortgage Trust 2020-VIVA
3.55%, 03/11/2044, Series 2020-VIVA, Class D(1)(4)	17,976	14,998
BX Commercial Mortgage Trust 2020-VKNG
6.41% (1 Month Term SOFR + 1.04%, 0.93% Floor), 10/15/2037, Series 2020-VKNG, Class A(1)(2)	113	112
BX Commercial Mortgage Trust 2022-AHP
7.20% (1 Month Term SOFR + 1.84%, 1.84% Floor), 01/17/2039, Series 2022-AHP, Class B(1)(2)	6,753	6,584
BX Commercial Mortgage Trust 2022-CSMO
7.48% (1 Month Term SOFR + 2.11%, 2.12% Floor), 06/15/2027, Series 2022-CSMO, Class A(1)(2)	20,460	20,499
8.50% (1 Month Term SOFR + 3.14%, 3.14% Floor), 06/15/2027, Series 2022-CSMO, Class B(1)(2)	12,065	12,073
BX Commercial Mortgage Trust 2023-VLT3
7.30% (1 Month Term SOFR + 1.94%, 1.94% Floor), 11/15/2028, Series 2023-VLT3, Class A(1)(2)	590	592
BX Commercial Mortgage Trust 2023-XL3
7.12% (1 Month Term SOFR + 1.76%, 1.76% Floor), 12/09/2040, Series 2023-XL3, Class A(1)(2)	1,982	1,983
BX Trust 2018-GW
6.46% (1 Month Term SOFR + 1.10%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A(1)(2)	2,485	2,461
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A(1)	7,400	6,532
3.94%, 12/09/2041, Series 2019-OC11, Class E(1)(4)	7,750	6,560

BX Trust 2021-ARIA
6.38% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/15/2036, Series 2021-ARIA, Class A(1)(2)		2,888	2,823
BX Trust 2021-LBA
6.28% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AV(1)(2)		301	296
6.28% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AJV(1)(2)		486	478
BX Trust 2021-RISE
7.23% (1 Month Term SOFR + 1.86%, 1.75% Floor), 11/15/2036, Series 2021-RISE, Class D(1)(2)		12,616	12,354
BX Trust 2022-GPA
7.53% (1 Month Term SOFR + 2.17%, 2.17% Floor), 08/15/2039, Series 2022-GPA, Class A(1)(2)		6,760	6,766
8.03% (1 Month Term SOFR + 2.66%, 2.66% Floor), 08/15/2041, Series 2022-GPA, Class B(1)(2)		201	201
BX Trust 2022-LBA6
6.36% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-LBA6, Class A(1)(2)		712	700
BX Trust 2022-VAMF
6.21% (1 Month Term SOFR + 0.85%, 0.85% Floor), 01/15/2039, Series 2022-VAMF, Class A(1)(2)		519	508
BX Trust 2023-DELC
8.05% (1 Month Term SOFR + 2.69%, 2.69% Floor), 05/15/2038, Series 2023-DELC, Class A(1)(2)		3,912	3,919
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A(1)		3,800	3,532
CAFL 2021-RTL1 Issuer LLC
2.24%, 03/28/2029, Series 2021-RTL1, Class A1(1)(3)		12,585	11,842
CAFL 2023-RTL1 Issuer LLC
7.55%, 12/28/2030, Series 2023-RTL1, Class A1(1)(3)		7,075	7,094
Cassia 2022-1 SRL
6.32% (3 Month EURIBOR + 2.50%, 2.50% Floor), 05/22/2034, Series 2022-1A, Class A(1)(2)	EUR	2,488	2,655
CD 2017-CD6 Mortgage Trust
3.91%, 11/13/2050, Series 2017-CD6, Class B(4)		$193	159
CENT Trust 2023-CITY
7.98% (1 Month Term SOFR + 2.62%, 2.62% Floor), 09/15/2038, Series 2023-CITY, Class A(1)(2)		3,074	3,090
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A(1)		3,205	2,700
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1(1)(4)		12,782	11,526
Chase Home Lending Mortgage Trust 2023-RPL3
3.25%, 09/25/2063, Series 2023-RPL3, Class A1(1)(4)		20,853	18,253
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1(1)		4,401	2,254
CHNGE Mortgage Trust 2022-4
6.00%, 10/25/2057, Series 2022-4, Class A1(1)(3)		244	243
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A(1)(4)		9,695	8,771

CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1(1)(4)	12,376	11,405
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1(1)(4)	17,838	15,087
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A(1)(4)	10,258	8,835
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A(1)(4)	15,962	13,793
CIM Trust 2021-INV1
2.50%, 07/01/2051, Series 2021-INV1, Class A8(1)(4)	4,204	3,653
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2(1)(4)	16,162	14,148
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2(1)(4)	7,067	6,245
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1(1)(4)	14,702	13,015
1.95%, 06/25/2057, Series 2021-R3, Class A1A(1)(4)	24,071	21,534
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A(1)(4)	25,505	21,902
CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A(1)(4)	21,499	17,333
CIM Trust 2022-I1
4.35%, 02/25/2067, Series 2022-I1, Class A1(1)(4)	18,842	18,128
CIM TRUST 2022-R2
3.75%, 12/25/2061, Series 2022-R2, Class A1(1)(4)	30,928	28,930
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1(1)(4)	39,818	38,298
CIM Trust 2023-R1
5.40%, 04/25/2062, Series 2023-R1, Class A1A(1)(4)	38,398	35,488
CIM Trust 2023-R3
4.50%, 01/25/2063, Series 2023-R3, Class A1A(1)(4)	32,280	29,304
Citigroup Commercial Mortgage Trust 2013-375P
3.52%, 05/10/2035, Series 2013-375P, Class C(1)(4)	9,030	8,218
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS	1,418	1,273
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1(1)(4)	1,236	1,184
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4(1)(4)	1,052	865
COAST Commercial Mortgage Trust 2023-2HTL
9.80% (1 Month Term SOFR + 4.44%, 4.44% Floor), 08/15/2036, Series 2023-2HTL, Class D(1)(2)	1,494	1,496

Cold Storage Trust 2020-ICE5
6.37% (1 Month Term SOFR + 1.01%, 0.90% Floor), 11/15/2037, Series 2020-ICE5, Class A(1)(2)	1,028	1,023
7.12% (1 Month Term SOFR + 1.76%, 1.65% Floor), 11/15/2037, Series 2020-ICE5, Class C(1)(2)(18)	3,534	3,494
8.96% (1 Month Term SOFR + 3.61%, 3.49% Floor), 11/15/2037, Series 2020-ICE5, Class F(1)(2)	973	963
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1(1)(4)	335	313
COLT 2021-5 Mortgage Loan Trust
1.73%, 11/26/2066, Series 2021-5, Class A1(1)(4)	14,872	12,599
COLT 2021-6 Mortgage Loan Trust
1.91%, 12/25/2066, Series 2021-6, Class A1(1)(4)	14,662	12,635
COLT 2021-RPL1 Trust
1.67%, 09/25/2061, Series 2021-RPL1, Class A1(1)(4)	18,238	16,024
COLT 2022-4 Mortgage Loan Trust
4.30%, 03/25/2067, Series 2022-4, Class A1(1)(4)	23,596	22,799
COLT 2022-5 Mortgage Loan Trust
4.55%, 04/25/2067, Series 2022-5, Class A1(1)(4)	29,528	28,942
COLT 2022-6 Mortgage Loan Trust
4.65%, 06/27/2067, Series 2022-6, Class A1(1)(3)	6,735	6,564
COMM 2012-CCRE3 Mortgage Trust
3.42%, 10/15/2045, Series 2012-CR3, Class AM(1)	145	131
Comm 2013-CCRE13 Mortgage Trust
4.99%, 11/10/2046, Series 2013-CR13, Class C(4)	7,470	6,752
Comm 2014-UBS2 Mortgage Trust
3.96%, 03/10/2047, Series 2014-UBS2, Class A5	55	54
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5	1,990	1,924
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM	2,495	2,342
COMM 2015-LC19 Mortgage Trust
3.83%, 02/10/2048, Series 2015-LC19, Class B(4)	169	158
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036, Series 2016-787S, Class A(1)	2,000	1,865
3.83%, 02/10/2036, Series 2016-787S, Class C(1)(4)	1,000	884
3.83%, 02/10/2036, Series 2016-787S, Class B(1)(4)	1,700	1,558
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3	3,110	2,896
COMM 2017-PANW Mortgage Trust
3.41%, 10/10/2029, Series 2017-PANW, Class B(1)(4)	1,285	1,113
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	5,150	4,862
Commercial Mortgage Pass-Through Certificate
7.12%, 07/12/2028(1)	734	753

Commercial Mortgage Pass-Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2(1)	606	528
Connecticut Avenue Securities Trust 2022-R06
8.09% (30-day Average SOFR + 2.75%), 05/25/2042, Series 2022-R06, Class 1M1(1)(2)	2,488	2,558
Connecticut Avenue Securities Trust 2023-R02
7.64% (30-day Average SOFR + 2.30%), 01/25/2043, Series 2023-R02, Class 1M1(1)(2)	6,227	6,374
Connecticut Avenue Securities Trust 2023-R08
6.84% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1(1)(2)	1,726	1,730
Credit Suisse Mortgage Capital Certificates
2.44%, 02/25/2061, Series 2021-RPL9, Class A1(1)(4)	13,901	13,337
Credit Suisse Mortgage Capital Certificates 2019-ICE4
6.39% (1 Month Term SOFR + 1.03%, 0.98% Floor), 05/15/2036, Series 2019-ICE4, Class A(1)(2)	6,910	6,910
Cross 2023-H2 Mortgage Trust
7.14%, 11/25/2068, Series 2023-H2, Class A1A(1)(3)	1,169	1,188
CRSNT Trust 2021-MOON
6.68% (1 Month Term SOFR + 1.31%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B(1)(2)	20,000	18,643
7.03% (1 Month Term SOFR + 1.66%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C(1)(2)	12,000	11,118
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4	6,050	5,242
3.28%, 09/15/2052, Series 2019-C17, Class AS	2,625	2,227
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4	60	60
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B(1)	5,255	4,250
4.34%, 09/15/2037, Series 2014-USA, Class C(1)	400	280
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	6,175	3,590
CSMC 2019-RP10 Trust
3.09%, 12/26/2059, Series 2019-RP10, Class A1(1)(4)	25,461	25,442
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A(1)	2,683	2,482
3.53%, 08/15/2037, Series 2020-NET, Class C(1)	4,405	3,982
CSMC 2020-RPL2 Trust
3.53%, 02/25/2060, Series 2020-RPL2, Class A12(1)(4)	743	742
CSMC 2020-RPL3 Trust
4.05%, 03/25/2060, Series 2020-RPL3, Class A1(1)(4)	7,180	7,292
CSMC 2020-RPL5 Trust
4.64%, 08/25/2060, Series 2020-RPL5, Class A1(1)(4)	2,124	2,150
CSMC 2021-ADV
7.78% (1 Month Term SOFR + 2.41%, 2.30% Floor), 07/15/2038, Series 2021-ADV, Class C(1)(2)	3,400	2,117
CSMC 2021-BHAR
6.63% (1 Month Term SOFR + 1.26%, 1.15% Floor), 11/15/2038, Series 2021-BHAR, Class A(1)(2)	896	886

6.98% (1 Month Term SOFR + 1.61%, 1.50% Floor), 11/15/2038, Series 2021-BHAR, Class B(1)(2)	380	374
7.48% (1 Month Term SOFR + 2.11%, 2.00% Floor), 11/15/2038, Series 2021-BHAR, Class C(1)(2)	625	615
CSMC 2021-NQM8
1.84%, 10/25/2066, Series 2021-NQM8, Class A1(1)(4)	11,512	9,681
CSMC 2021-RPL11 Trust
3.77%, 10/25/2061, Series 2021-RP11, Class PT(1)(4)	25,822	17,612
CSMC 2021-RPL3 Trust
3.75%, 01/25/2060, Series 2021-RPL3, Class M2(1)	995	764
CSMC 2021-RPL6 Trust
2.75%, 10/25/2060, Series 2021-RPL6, Class M1(1)	8,505	6,473
CSMC 2022-ATH3
4.99%, 08/25/2067, Series 2022-ATH3, Class A1(1)(4)	9,280	9,117
CSMC 2022-NQM1
2.27%, 11/25/2066, Series 2022-NQM1, Class A1(1)(4)	14,615	12,482
CSMC 2022-NQM3 Trust
4.27%, 03/25/2067, Series 2022-NQM3, Class A1B(1)(4)	1,314	1,220
CSMC 2022-NQM6 Trust
9.44%, 12/25/2067, Series 2022-NQM6, Class PT(1)(4)	5,153	5,325
CSMC 2022-NWPT
8.50% (1 Month Term SOFR + 3.14%, 3.14% Floor), 09/09/2024, Series 2022-NWPT, Class A(1)(2)	1,867	1,887
CSMC 2022-RPL1 Trust
4.62%, 04/25/2061, Series 2022-RPL1, Class PT(1)(4)	27,942	22,626
CSMC 2022-RPL3 Trust
3.75%, 03/25/2061, Series 2022-RPL3, Class A1(1)(4)	34,721	34,043
CSMC Mortgage-Backed Trust Series 2006-4
6.00%, 05/25/2036, Series 2006-4, Class 1A3	108	61
CSMCM 2021-RPL11 Trust
3.78%, 10/27/2061, Series 2021-RP11, Class CERT(1)	1,107	834
CSMCM 2022-RPL1 Trust
4.23%, 04/25/2061, Series 2022-RPL1, Class CERT(1)	1,196	956
DBCG 2017-BBG Mortgage Trust
8.50% (PRIME + 0.00%), 06/15/2034, Series 2017-BBG, Class A(1)(2)	2,645	2,639
DBGS 2018-5BP Mortgage Trust
6.96% (1 Month Term SOFR + 1.60%, 1.35% Floor), 06/15/2033, Series 2018-5BP, Class D(1)(2)	5,171	3,953
DBUBS 2017-BRBK Mortgage Trust
3.53%, 10/10/2034, Series 2017-BRBK, Class D(1)(4)	2,540	2,098
DC Commercial Mortgage Trust 2023-DC
6.80%, 09/12/2040, Series 2023-DC, Class B(1)	6,265	6,434
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A(1)	12,545	10,459

Deephaven Residential Mortgage Trust 2021-2
0.90%, 04/25/2066, Series 2021-2, Class A1(1)(4)		3,676	3,139
1.21%, 04/25/2066, Series 2021-2, Class A2(1)(4)		1,819	1,557
Deephaven Residential Mortgage Trust 2022-2
4.30%, 03/25/2067, Series 2022-2, Class A1(1)(4)		9,183	8,720
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
5.87% (1 Month Term SOFR + 0.51%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1(2)		2,510	2,196
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035, Series 2015-11MD, Class A(1)(4)		870	782
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1(1)(4)		1,013	959
3.05%, 11/25/2059, Series 2019-2, Class A3(1)(4)		622	582
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1(1)(4)		2,411	2,151
Ellington Financial Mortgage Trust 2021-2
1.09%, 06/25/2066, Series 2021-2, Class A2(1)(4)		3,950	3,141
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066, Series 2021-3, Class A1(1)(4)		4,128	3,270
Ellington Financial Mortgage Trust 2022-1
2.21%, 01/25/2067, Series 2022-1, Class A1(1)(4)		14,112	11,842
Ellington Financial Mortgage Trust 2022-4
5.90%, 09/25/2067, Series 2022-4, Class A1(1)(3)		70,518	70,460
Eurosail-UK 2007-5np Plc
6.11% (Sterling Overnight Index Average + 0.89%), 09/13/2045, Series 2007-5X, Class A1A(2)	GBP	6,153	7,399
Eurosail-UK 2007-6nc Plc
6.04% (Sterling Overnight Index Average + 0.82%), 09/13/2045, Series 2007-6NCX, Class A3A(2)		129	162
Extended Stay America Trust 2021-ESH
6.56% (1 Month Term SOFR + 1.19%, 1.08% Floor), 07/15/2038, Series 2021-ESH, Class A(1)(2)		$71,632	70,958
6.86% (1 Month Term SOFR + 1.49%, 1.38% Floor), 07/15/2038, Series 2021-ESH, Class B(1)(2)		6,585	6,482
9.18% (1 Month Term SOFR + 3.81%, 3.70% Floor), 07/15/2038, Series 2021-ESH, Class F(1)(2)		654	640
Fannie Mae
1.50%, 01/01/2036(14)		4,907	4,264
1.50%, 01/01/2054(14)		3,990	3,107
2.00%, 01/01/2039(14)		19,309	17,308
2.00%, 01/01/2054(14)		214,842	175,567
2.50%, 01/01/2039(14)		11,731	10,806
2.50%, 01/01/2054(14)		113,873	96,864
3.00%, 01/01/2038(14)		162	153
3.00%, 01/01/2054(14)		226,339	200,196
3.50%, 01/01/2054(14)		132,670	121,705
4.00%, 01/15/2027(14)		3,076	3,018
4.00%, 01/01/2054(14)		332,831	314,773

4.50%, 01/01/2039(14)	5,232	5,206
4.50%, 01/01/2054(14)	460,848	446,699
5.00%, 01/01/2054(14)	340,885	337,237
5.00%, 02/01/2054(14)	105,500	104,421
5.50%, 01/01/2054(14)	480,222	482,249
5.50%, 02/01/2054(14)	336,500	337,999
6.00%, 01/01/2054(14)	464,954	472,074
6.00%, 02/01/2054(14)	400,400	406,548
6.50%, 01/01/2054(14)	287,945	295,065
6.50%, 02/01/2054(14)	525,000	537,941
7.00%, 03/01/2054(14)	16,400	16,885
Fannie Mae Interest Strip
3.00%, 03/25/2050, Series 428, Class C16	4,369	746
3.50%, 08/25/2049, Series 427, Class C85	1,335	237
FANNIE MAE INTEREST STRIP SER 437 CL C11
3.00%, 07/25/2052, Series 437, Class C11	6,230	1,014
Fannie Mae Pool
1.50%, 12/01/2035	450	393
1.50%, 03/01/2036	668	585
1.50%, 05/01/2036	1,076	942
1.50%, 06/01/2036	3,825	3,343
1.50%, 12/01/2036	2,594	2,266
1.50%, 02/01/2037	1,110	972
1.50%, 11/01/2041	36,040	29,867
1.50%, 12/01/2041	18,422	15,267
1.50%, 10/01/2050	4,689	3,658
1.50%, 11/01/2050	4,072	3,184
1.50%, 03/01/2051	5,469	4,267
2.00%, 06/01/2035	496	448
2.00%, 06/01/2035	1,032	931
2.00%, 09/01/2035	497	448
2.00%, 02/01/2036	811	731
2.00%, 03/01/2036	880	794
2.00%, 04/01/2036	1,230	1,110
2.00%, 05/01/2036	831	750
2.00%, 07/01/2036	1,385	1,250
2.00%, 09/01/2036	1,318	1,190
2.00%, 09/01/2036	1,466	1,323
2.00%, 11/01/2036	618	558
2.00%, 01/01/2037	605	546
2.00%, 02/01/2037	259	233

2.00%, 02/01/2037	594	536
2.00%, 02/01/2037	1,354	1,217
2.00%, 03/01/2037	718	646
2.00%, 03/01/2037	3,269	2,949
2.00%, 03/01/2037	3,352	3,024
2.00%, 04/01/2037	1,854	1,672
2.00%, 10/01/2040	912	785
2.00%, 05/01/2041	6,043	5,180
2.00%, 06/01/2041	24,013	20,583
2.00%, 12/01/2041	2,828	2,417
2.00%, 02/01/2042	1,225	1,046
2.00%, 02/01/2042	1,345	1,149
2.00%, 03/01/2042	12,895	11,009
2.00%, 04/01/2042	2,016	1,721
2.00%, 08/01/2050	1,537	1,265
2.00%, 09/01/2050	2,325	1,912
2.00%, 10/01/2050	4,184	3,442
2.00%, 12/01/2050	981	816
2.00%, 12/01/2050	3,131	2,605
2.00%, 01/01/2051	28,249	23,222
2.00%, 02/01/2051	3,473	2,851
2.00%, 03/01/2051	1,139	947
2.00%, 03/01/2051	2,058	1,712
2.00%, 04/01/2051	675	562
2.00%, 04/01/2051	1,247	1,038
2.00%, 04/01/2051	2,018	1,676
2.00%, 04/01/2051	2,340	1,947
2.00%, 05/01/2051	57,390	47,071
2.00%, 08/01/2051	6,512	5,376
2.00%, 08/01/2051	8,574	7,023
2.00%, 08/01/2051	9,972	8,168
2.00%, 09/01/2051	14,903	12,210
2.00%, 10/01/2051	41,651	34,101
2.00%, 11/01/2051	1,222	1,016
2.00%, 11/01/2051	1,545	1,284
2.00%, 11/01/2051	2,826	2,346
2.00%, 11/01/2051	4,170	3,416
2.00%, 11/01/2051	4,703	3,899
2.00%, 11/01/2051	5,319	4,353
2.00%, 11/01/2051	23,308	19,078
2.00%, 12/01/2051	696	586

2.00%, 12/01/2051	1,134	928
2.00%, 12/01/2051	1,615	1,339
2.00%, 12/01/2051	2,429	2,015
2.00%, 12/01/2051	3,654	3,015
2.00%, 12/01/2051	3,694	3,062
2.00%, 12/01/2051	32,606	26,645
2.00%, 12/01/2051	64,830	52,982
2.00%, 01/01/2052	909	745
2.00%, 01/01/2052	2,576	2,138
2.00%, 01/01/2052	2,880	2,391
2.00%, 01/01/2052	3,353	2,784
2.00%, 01/01/2052	4,395	3,680
2.00%, 01/01/2052	102,278	83,645
2.00%, 02/01/2052	1,684	1,399
2.00%, 02/01/2052	2,032	1,687
2.00%, 02/01/2052	3,890	3,229
2.00%, 02/01/2052	5,752	4,707
2.00%, 02/01/2052	8,702	7,205
2.00%, 02/01/2052	16,649	13,800
2.00%, 03/01/2052	2,174	1,805
2.00%, 03/01/2052	3,103	2,572
2.00%, 03/01/2052	5,650	4,683
2.00%, 04/01/2052	42,042	34,371
2.00%, 04/01/2052	82,756	67,656
2.46%, 04/01/2040	8,775	6,430
2.50%, 11/01/2031	734	693
2.50%, 01/01/2032	619	586
2.50%, 02/01/2035	1,675	1,575
2.50%, 03/01/2036	3,928	3,657
2.50%, 07/01/2050	3,005	2,612
2.50%, 07/01/2050	4,635	4,010
2.50%, 07/01/2050	4,720	4,083
2.50%, 07/01/2050	4,780	4,135
2.50%, 08/01/2050	1,535	1,327
2.50%, 08/01/2050	4,922	4,257
2.50%, 08/01/2050	5,995	5,185
2.50%, 11/01/2050	1,063	926
2.50%, 11/01/2050	3,454	3,011
2.50%, 01/01/2051	852	736
2.50%, 02/01/2051	4,367	3,723
2.50%, 02/01/2051	20,451	17,449

2.50%, 02/01/2051	28,420	24,255
2.50%, 02/01/2051	77,766	66,414
2.50%, 09/01/2051	13,147	11,299
2.50%, 11/01/2051	2,223	1,921
2.50%, 11/01/2051	15,522	13,256
2.50%, 12/01/2051	46,258	39,374
2.50%, 01/01/2052	2,470	2,135
2.50%, 01/01/2052	4,093	3,508
2.50%, 01/01/2052	4,213	3,619
2.50%, 01/01/2052	4,349	3,753
2.50%, 01/01/2052	5,257	4,531
2.50%, 01/01/2052	5,274	4,538
2.50%, 01/01/2052	5,960	5,142
2.50%, 01/01/2052	6,591	5,660
2.50%, 01/01/2052	7,944	6,827
2.50%, 01/01/2052	9,871	8,504
2.50%, 02/01/2052	892	774
2.50%, 02/01/2052	1,311	1,135
2.50%, 02/01/2052	4,723	4,066
2.50%, 02/01/2052	5,596	4,816
2.50%, 02/01/2052	52,299	44,512
2.50%, 04/01/2052	13,843	11,781
2.50%, 04/01/2052	20,212	17,205
3.00%, 02/01/2030	1,857	1,808
3.00%, 03/01/2030	2,165	2,106
3.00%, 09/01/2030	815	784
3.00%, 04/01/2031	3,794	3,636
3.00%, 06/01/2032	450	430
3.00%, 09/01/2032	908	867
3.00%, 10/01/2032	3,345	3,194
3.00%, 12/01/2032	967	923
3.00%, 12/01/2032	2,037	1,952
3.00%, 10/01/2033	879	828
3.00%, 11/01/2033	2,701	2,579
3.00%, 02/01/2034	1,497	1,429
3.00%, 12/01/2034	2,232	2,124
3.00%, 01/01/2035	845	801
3.00%, 01/01/2035	1,529	1,450
3.00%, 02/01/2035	1,343	1,277
3.00%, 02/01/2035	2,129	2,034
3.00%, 11/01/2035	3,295	3,156

3.00%, 11/01/2036	691	643
3.00%, 11/01/2036	922	858
3.00%, 12/01/2036	933	869
3.00%, 03/01/2038	730	679
3.00%, 01/01/2043	1,135	1,044
3.00%, 02/01/2043	1,719	1,580
3.00%, 04/01/2043	1,290	1,186
3.00%, 06/01/2043	1,379	1,267
3.00%, 08/01/2043	3,957	3,636
3.00%, 09/01/2043	659	605
3.00%, 07/01/2045	2,631	2,405
3.00%, 05/01/2046	3,235	2,949
3.00%, 07/01/2046	764	696
3.00%, 09/01/2046	2,563	2,355
3.00%, 10/01/2046	903	823
3.00%, 11/01/2046	195	177
3.00%, 11/01/2046	710	644
3.00%, 11/01/2046	902	820
3.00%, 11/01/2046	911	826
3.00%, 11/01/2046	969	880
3.00%, 11/01/2046	2,131	1,937
3.00%, 01/01/2047	961	869
3.00%, 01/01/2047	6,954	6,306
3.00%, 04/01/2047	898	810
3.00%, 04/01/2047	1,141	1,035
3.00%, 06/01/2047	1,261	1,148
3.00%, 08/01/2047	5,631	5,128
3.00%, 11/01/2047	2,309	2,084
3.00%, 04/01/2048	10,266	9,436
3.00%, 09/01/2048	752	682
3.00%, 02/01/2049	1,065	970
3.00%, 08/01/2049	1,002	909
3.00%, 08/01/2049	20,834	18,684
3.00%, 09/01/2049	13,683	12,334
3.00%, 09/01/2049	17,076	15,376
3.00%, 10/01/2049	28,277	25,368
3.00%, 11/01/2049	20,473	18,435
3.00%, 03/01/2050	1,062	948
3.00%, 03/01/2050	7,093	6,348
3.00%, 07/01/2050	1,924	1,703
3.00%, 07/01/2050	23,204	20,779

3.00%, 08/01/2050	1,009	897
3.00%, 08/01/2050	1,771	1,577
3.00%, 10/01/2050	3,343	2,982
3.00%, 04/01/2051	8,358	7,482
3.00%, 03/01/2052	127	113
3.00%, 03/01/2052	257	227
3.00%, 03/01/2052	931	823
3.00%, 03/01/2052	41,537	36,756
3.00%, 04/01/2052	32	29
3.00%, 04/01/2052	255	225
3.00%, 04/01/2052	345	305
3.00%, 04/01/2052	519	459
3.00%, 04/01/2052	2,036	1,801
3.00%, 04/01/2052	2,098	1,856
3.00%, 04/01/2052	7,037	6,224
3.00%, 04/01/2052	67,831	59,989
3.00%, 05/01/2052	387	343
3.00%, 05/01/2052	926	819
3.00%, 05/01/2052	939	831
3.00%, 05/01/2052	958	848
3.00%, 05/01/2052	1,116	987
3.00%, 05/01/2052	10,239	9,056
3.00%, 06/01/2052	48	42
3.00%, 06/01/2052	360	319
3.00%, 06/01/2052	467	413
3.00%, 06/01/2052	476	421
3.00%, 06/01/2052	622	550
3.00%, 06/01/2052	664	587
3.00%, 06/01/2052	952	842
3.00%, 06/01/2052	1,055	933
3.00%, 06/01/2052	2,074	1,835
3.00%, 06/01/2052	4,496	3,978
3.00%, 06/01/2052	64,728	57,243
3.00%, 07/01/2052	1,075	951
3.00%, 07/01/2052	2,008	1,777
3.00%, 07/01/2052	2,076	1,837
3.00%, 07/01/2052	43,516	38,486
3.00%, 08/01/2052	15,405	13,624
3.50%, 11/01/2032	535	522
3.50%, 09/01/2033	2,213	2,173
3.50%, 12/01/2033	1,933	1,880

3.50%, 07/01/2034	1,701	1,656
3.50%, 01/01/2038	1,793	1,701
3.50%, 09/01/2042	65	61
3.50%, 12/01/2042	448	421
3.50%, 12/01/2042	625	588
3.50%, 06/01/2043	652	614
3.50%, 06/01/2043	852	800
3.50%, 08/01/2043	44	41
3.50%, 01/01/2044	2,053	1,929
3.50%, 04/01/2045	9	8
3.50%, 06/01/2045	698	651
3.50%, 06/01/2045	831	778
3.50%, 07/01/2045	923	861
3.50%, 09/01/2045	1,498	1,415
3.50%, 11/01/2045	1,807	1,686
3.50%, 02/01/2046	3,501	3,267
3.50%, 06/01/2046	1,101	1,036
3.50%, 06/01/2046	1,366	1,280
3.50%, 06/01/2046	1,489	1,390
3.50%, 09/01/2046	1,574	1,469
3.50%, 12/01/2046	583	544
3.50%, 01/01/2047	1,879	1,762
3.50%, 01/01/2047	5,955	5,567
3.50%, 02/01/2047	379	354
3.50%, 07/01/2047	2,523	2,354
3.50%, 08/01/2047	5,478	5,136
3.50%, 11/01/2047	2,635	2,459
3.50%, 12/01/2047	1,107	1,034
3.50%, 12/01/2047	1,442	1,345
3.50%, 12/01/2047	1,640	1,537
3.50%, 12/01/2047	1,695	1,589
3.50%, 01/01/2048	1,667	1,563
3.50%, 01/01/2048	3,284	3,077
3.50%, 01/01/2048	4,306	4,019
3.50%, 02/01/2048	678	632
3.50%, 02/01/2048	4,245	3,962
3.50%, 12/01/2048	9,001	8,401
3.50%, 06/01/2049	4,908	4,588
3.50%, 09/01/2049	2,000	1,867
3.50%, 07/01/2050	4,064	3,792
3.50%, 01/01/2051	11,874	11,014

3.50%, 07/01/2051	2,762	2,550
3.50%, 04/01/2052	3,855	3,537
3.50%, 04/01/2052	4,752	4,376
3.50%, 04/01/2052	6,642	6,091
3.50%, 05/01/2052	1,687	1,548
3.50%, 05/01/2052	3,932	3,607
3.50%, 05/01/2052	4,699	4,309
3.50%, 05/01/2052	6,512	5,972
3.50%, 05/01/2052	13,163	12,078
3.50%, 06/01/2052	47	43
3.50%, 06/01/2052	3,767	3,456
3.50%, 06/01/2052	28,565	26,304
3.50%, 07/01/2052	126	115
3.50%, 07/01/2052	352	323
3.50%, 07/01/2052	501	460
3.50%, 07/01/2052	2,874	2,637
3.50%, 07/01/2052	33,943	31,144
3.50%, 08/01/2052	23	21
3.50%, 04/01/2053	25,196	23,112
4.00%, 02/01/2039	76	74
4.00%, 11/01/2040	954	940
4.00%, 01/01/2042	1,090	1,060
4.00%, 03/01/2042	1,246	1,213
4.00%, 06/01/2042	4,423	4,276
4.00%, 08/01/2042	937	909
4.00%, 02/01/2043	140	135
4.00%, 12/01/2043	984	956
4.00%, 12/01/2044	559	544
4.00%, 06/01/2045	1,998	1,898
4.00%, 08/01/2045	235	227
4.00%, 10/01/2045	925	887
4.00%, 12/01/2045	1,622	1,563
4.00%, 03/01/2046	4,563	4,401
4.00%, 09/01/2046	466	446
4.00%, 12/01/2046	1,777	1,713
4.00%, 02/01/2047	875	843
4.00%, 02/01/2047	1,359	1,310
4.00%, 03/01/2047	563	538
4.00%, 04/01/2047	81	78
4.00%, 04/01/2047	142	137
4.00%, 04/01/2047	586	565

4.00%, 05/01/2047	15	14
4.00%, 05/01/2047	640	617
4.00%, 06/01/2047	621	599
4.00%, 07/01/2047	564	544
4.00%, 07/01/2047	2,130	2,047
4.00%, 08/01/2047	13	12
4.00%, 08/01/2047	653	629
4.00%, 08/01/2047	933	901
4.00%, 08/01/2047	5,310	5,119
4.00%, 09/01/2047	1,500	1,443
4.00%, 10/01/2047	868	834
4.00%, 10/01/2047	2,893	2,789
4.00%, 01/01/2048	38	36
4.00%, 01/01/2048	843	810
4.00%, 01/01/2048	2,938	2,830
4.00%, 03/01/2048	113	108
4.00%, 04/01/2048	58	56
4.00%, 04/01/2048	180	173
4.00%, 05/01/2048	205	197
4.00%, 06/01/2048	3,260	3,127
4.00%, 07/01/2048	139	134
4.00%, 07/01/2048	150	145
4.00%, 07/01/2048	413	397
4.00%, 07/01/2048	2,449	2,352
4.00%, 08/01/2048	9	9
4.00%, 08/01/2048	41	40
4.00%, 08/01/2048	153	148
4.00%, 09/01/2048	15	14
4.00%, 09/01/2048	61	59
4.00%, 09/01/2048	95	91
4.00%, 09/01/2048	1,049	1,009
4.00%, 09/01/2048	9,628	9,315
4.00%, 10/01/2048	434	417
4.00%, 10/01/2048	2,136	2,056
4.00%, 11/01/2048	22	21
4.00%, 11/01/2048	179	171
4.00%, 12/01/2048	60	58
4.00%, 12/01/2048	135	130
4.00%, 12/01/2048	533	512
4.00%, 01/01/2049	2,700	2,615
4.00%, 02/01/2049	2,160	2,090

4.00%, 03/01/2049	307	296
4.00%, 03/01/2049	9,615	9,252
4.00%, 05/01/2049	4,414	4,255
4.00%, 06/01/2049	13,275	12,734
4.00%, 08/01/2049	81	77
4.00%, 09/01/2049	3,945	3,773
4.00%, 10/01/2049	74	71
4.00%, 11/01/2049	316	303
4.00%, 11/01/2049	600	574
4.00%, 12/01/2049	341	327
4.00%, 12/01/2049	504	484
4.00%, 02/01/2050	4,050	3,902
4.00%, 03/01/2050	1,746	1,668
4.00%, 03/01/2050	4,321	4,140
4.00%, 03/01/2050	4,356	4,182
4.00%, 04/01/2050	117	112
4.00%, 04/01/2050	736	704
4.00%, 05/01/2050	589	564
4.00%, 05/01/2050	1,151	1,109
4.00%, 05/01/2050	1,622	1,551
4.00%, 06/01/2050	2,302	2,201
4.00%, 08/01/2050	719	687
4.00%, 08/01/2050	1,389	1,337
4.00%, 08/01/2050	56,004	53,611
4.00%, 11/01/2050	52	50
4.00%, 11/01/2050	167	160
4.00%, 11/01/2050	1,084	1,045
4.00%, 01/01/2051	210	200
4.00%, 01/01/2051	8,351	7,978
4.00%, 03/01/2051	1,075	1,031
4.00%, 03/01/2051	9,496	9,122
4.00%, 05/01/2051	5,489	5,289
4.00%, 05/01/2051	21,742	20,799
4.00%, 08/01/2051	3,671	3,534
4.00%, 10/01/2051	886	853
4.00%, 10/01/2051	22,051	21,101
4.00%, 04/01/2052	1,391	1,328
4.00%, 05/01/2052	2,138	2,059
4.00%, 05/01/2052	3,420	3,291
4.00%, 05/01/2052	3,622	3,426
4.00%, 04/01/2053	11,749	11,108

4.00%, 05/01/2053	10,752	10,166
4.00%, 06/01/2053	10,772	10,186
4.50%, 11/01/2035	117	117
4.50%, 11/01/2040	800	799
4.50%, 05/01/2041	1,316	1,315
4.50%, 05/01/2041	2,203	2,196
4.50%, 06/01/2045	140	139
4.50%, 02/01/2046	755	749
4.50%, 03/01/2046	645	641
4.50%, 09/01/2046	1,025	1,018
4.50%, 02/01/2047	3,095	3,091
4.50%, 05/01/2047	1,786	1,784
4.50%, 11/01/2047	1,212	1,199
4.50%, 04/01/2048	642	631
4.50%, 05/01/2048	1,723	1,695
4.50%, 05/01/2048	4,150	4,084
4.50%, 08/01/2048	363	357
4.50%, 08/01/2048	2,866	2,813
4.50%, 09/01/2048	936	921
4.50%, 11/01/2048	497	489
4.50%, 12/01/2048	1,217	1,199
4.50%, 05/01/2049	1,997	1,966
4.50%, 09/01/2049	4,424	4,360
4.50%, 01/01/2050	2,495	2,434
4.50%, 07/01/2052	743	721
4.50%, 08/01/2052	7,630	7,432
4.50%, 10/01/2052	984	955
4.50%, 10/01/2052	991	961
4.50%, 11/01/2052	21,516	20,863
4.50%, 02/01/2053	4,749	4,605
4.50%, 05/01/2053	681	660
4.50%, 05/01/2053	88,103	85,430
4.50%, 08/01/2053	17,394	16,866
4.50%, 09/01/2053	989	959
5.00%, 11/01/2044	1,270	1,291
5.00%, 07/01/2052	1,382	1,383
5.00%, 07/01/2052	1,639	1,649
5.00%, 07/01/2052	2,273	2,262
5.00%, 12/01/2052	748	741
5.00%, 01/01/2053	947	938
5.00%, 01/01/2053	5,657	5,603

5.00%, 04/01/2053	6,245	6,201
5.00%, 08/01/2053	51,612	51,060
5.50%, 05/01/2034	697	717
5.50%, 12/01/2039	125	128
5.50%, 03/01/2040	767	790
5.50%, 06/01/2041	113	117
5.50%, 02/01/2042	474	488
5.50%, 10/01/2043	232	239
5.50%, 05/01/2044	2,866	2,951
5.50%, 12/01/2052	386	388
5.50%, 12/01/2052	676	679
5.50%, 01/01/2053	179	180
5.50%, 01/01/2053	515	518
5.50%, 01/01/2053	1,473	1,482
5.50%, 01/01/2053	1,915	1,927
5.50%, 02/01/2053	1,128	1,133
5.50%, 02/01/2053	2,400	2,411
5.50%, 02/01/2053	3,278	3,297
5.50%, 02/01/2053	10,563	10,609
5.50%, 03/01/2053	408	410
5.50%, 03/01/2053	1,766	1,775
5.50%, 03/01/2053	2,944	2,956
5.50%, 04/01/2053	996	1,001
5.50%, 05/01/2053	950	955
5.50%, 05/01/2053	968	973
5.50%, 05/01/2053	3,716	3,737
5.50%, 05/01/2053	3,966	3,986
5.50%, 05/01/2053	4,726	4,750
5.50%, 05/01/2053	58,904	59,142
5.50%, 06/01/2053	236	237
5.50%, 06/01/2053	3,263	3,280
5.50%, 06/01/2053	64,743	65,005
5.50%, 07/01/2053	1,487	1,494
5.50%, 07/01/2053	3,899	3,919
5.50%, 09/01/2053	453	455
5.50%, 10/01/2053	13,806	13,863
6.00%, 07/01/2041	2,597	2,712
6.00%, 11/01/2052	621	631
6.00%, 12/01/2052	30,382	30,881
6.00%, 01/01/2053	3,815	3,878
6.00%, 04/01/2053	2,086	2,121

6.00%, 04/01/2053		8,051	8,193
6.00%, 05/01/2053		560	569
6.00%, 05/01/2053		1,146	1,165
6.00%, 05/01/2053		3,465	3,524
6.00%, 07/01/2053		3,493	3,546
6.00%, 07/01/2053		5,208	5,297
6.00%, 08/01/2053		9,689	9,839
6.50%, 10/01/2053		3,991	4,100
Fannie Mae REMICS
3.00%, 09/25/2049, Series 2019-52, Class PA		346	307
3.50%, 03/25/2042, Series 2012-20, Class ZT		2,050	1,917
3.50%, 01/25/2047, Series 2018-55, Class PA		1,944	1,891
3.50%, 06/25/2047, Series 2018-38, Class PA		2,630	2,514
3.50%, 02/25/2051, Series 2021-3, Class MI		1,309	228
4.00%, 05/25/2047, Series 2018-86, Class JA		823	795
4.00%, 06/25/2051, Series 2021-31, Class IB		1,319	256
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA(2)		1,853	1,806
FANNIE MAE REMICS SER 2023-39 CL IO
3.00%, 10/25/2052, Series 2023-39, Class IO		5,048	814
Flagstar Mortgage Trust 2017-2
3.99%, 10/25/2047, Series 2017-2, Class B1(1)(4)		1,135	1,032
Flagstar Mortgage Trust 2020-1NV
6.00% (1 Month Term SOFR + 0.96%, 6.00% Cap), 03/25/2050, Series 2020-1INV, Class A11(1)(2)		705	660
Flagstar Mortgage Trust 2021-5INV
2.50%, 07/25/2051, Series 2021-5INV, Class A16(1)(4)		3,629	2,895
2.50%, 07/25/2051, Series 2021-5INV, Class A2(1)(4)		5,249	4,298
Fontainebleau Miami Beach Trust 2019-FBLU
3.75%, 12/10/2036, Series 2019-FBLU, Class C(1)		7,500	7,260
Formentera Issuer Plc
5.98% (Sterling Overnight Index Average + 0.80%), 07/28/2047, Series 2022-1, Class A(2)	GBP	20,533	26,092
Freddie Mac Gold Pool
2.50%, 02/01/2032		$3,400	3,211
3.00%, 03/01/2031		220	211
3.00%, 12/01/2032		765	734
3.00%, 06/01/2033		307	293
3.00%, 02/01/2038		1,067	990
3.00%, 04/01/2046		55	50
3.00%, 06/01/2046		2,028	1,850
3.00%, 08/01/2046		2,513	2,291
3.00%, 09/01/2046		7,603	6,925
3.00%, 10/01/2046		2,452	2,230

3.00%, 11/01/2046	2,733	2,478
3.00%, 12/01/2046	1,868	1,698
3.00%, 01/01/2047	3,411	3,095
3.00%, 02/01/2047	3,390	3,075
3.00%, 03/01/2047	2,010	1,822
3.00%, 04/01/2047	1,225	1,110
3.50%, 05/01/2033	155	152
3.50%, 08/01/2033	1,276	1,255
3.50%, 08/01/2033	3,769	3,705
3.50%, 11/01/2033	2,387	2,347
3.50%, 07/01/2043	151	142
3.50%, 10/01/2045	4,541	4,265
3.50%, 06/01/2046	1,765	1,650
3.50%, 08/01/2046	2,752	2,590
3.50%, 08/01/2046	8,226	7,731
3.50%, 11/01/2046	666	622
3.50%, 02/01/2047	332	310
3.50%, 04/01/2047	1,290	1,205
3.50%, 09/01/2047	4,421	4,099
3.50%, 10/01/2047	967	905
3.50%, 11/01/2047	660	616
3.50%, 11/01/2047	1,084	1,013
3.50%, 12/01/2047	14,790	13,899
3.50%, 01/01/2048	787	735
3.50%, 01/01/2048	10,290	9,660
3.50%, 02/01/2048	697	651
4.00%, 01/01/2045	764	740
4.00%, 12/01/2045	1,557	1,504
4.00%, 03/01/2048	3,628	3,505
4.00%, 07/01/2048	3,897	3,764
4.00%, 11/01/2048	15,399	14,871
4.50%, 05/01/2044	137	136
4.50%, 06/01/2045	341	339
4.50%, 02/01/2046	357	355
4.50%, 05/01/2046	385	383
4.50%, 06/01/2046	386	384
4.50%, 02/01/2047	299	298
4.50%, 12/01/2047	1,008	997
4.50%, 10/01/2048	2,289	2,260
5.00%, 07/01/2048	454	457
5.00%, 08/01/2048	220	221

5.00%, 09/01/2048	147	148
5.00%, 10/01/2048	625	629
5.00%, 11/01/2048	940	945
5.50%, 08/01/2041	2,735	2,820
8.00%, 04/01/2032	91	96
Freddie Mac Multifamily Structured Pass-Through Certificates
0.79%, 01/25/2031, Series KLU1, Class X1(4)	216,134	3,869
0.91%, 04/25/2034, Series K-1512, Class X1(4)	18,826	1,130
2.97%, 10/25/2046, Series Q010, Class APT3(4)	196	189
3.75%, 04/25/2033, Series K155, Class A3	5,505	5,200
5.03%, 10/25/2031, Series KJ48, Class A2	805	812
6.56%, 12/25/2047, Series Q010, Class APT2(4)	66	66
Freddie Mac Pool
1.50%, 04/01/2036	836	733
1.50%, 04/01/2036	5,206	4,573
1.50%, 05/01/2036	1,139	996
1.50%, 08/01/2050	1,800	1,408
1.50%, 10/01/2050	4,482	3,503
2.00%, 09/01/2035	1,470	1,326
2.00%, 01/01/2036	3,159	2,846
2.00%, 02/01/2036	1,704	1,539
2.00%, 02/01/2036	3,241	2,924
2.00%, 03/01/2036	587	529
2.00%, 05/01/2036	3,496	3,157
2.00%, 06/01/2036	3,691	3,333
2.00%, 07/01/2036	1,568	1,416
2.00%, 04/01/2037	1,170	1,056
2.00%, 09/01/2040	9,087	7,822
2.00%, 10/01/2040	7,155	6,158
2.00%, 05/01/2041	1,603	1,373
2.00%, 02/01/2042	824	704
2.00%, 03/01/2042	3,046	2,600
2.00%, 04/01/2042	860	734
2.00%, 04/01/2042	4,985	4,261
2.00%, 08/01/2050	631	524
2.00%, 09/01/2050	904	744
2.00%, 11/01/2050	1,137	946
2.00%, 02/01/2051	36,342	29,839
2.00%, 03/01/2051	7,308	5,999
2.00%, 04/01/2051	3,761	3,131
2.00%, 04/01/2051	76,003	62,284

2.00%, 05/01/2051	2,050	1,704
2.00%, 07/01/2051	8,131	6,811
2.00%, 09/01/2051	468	389
2.00%, 09/01/2051	2,389	1,972
2.00%, 10/01/2051	631	517
2.00%, 10/01/2051	7,767	6,356
2.00%, 12/01/2051	375	314
2.00%, 12/01/2051	946	784
2.00%, 12/01/2051	1,981	1,642
2.00%, 12/01/2051	2,507	2,081
2.00%, 01/01/2052	4,373	3,663
2.00%, 01/01/2052	5,977	4,963
2.00%, 01/01/2052	19,057	15,811
2.00%, 02/01/2052	252	209
2.00%, 02/01/2052	828	677
2.00%, 02/01/2052	2,130	1,768
2.00%, 05/01/2052	41,879	34,253
2.00%, 06/01/2052	32,120	26,247
2.50%, 01/01/2035	12,318	11,462
2.50%, 01/01/2036	993	921
2.50%, 01/01/2036	1,802	1,672
2.50%, 07/01/2050	826	713
2.50%, 02/01/2051	7,063	6,134
2.50%, 05/01/2051	4,147	3,621
2.50%, 05/01/2051	18,954	16,364
2.50%, 11/01/2051	4,059	3,515
2.50%, 11/01/2051	18,237	15,730
2.50%, 12/01/2051	10,234	8,804
2.50%, 01/01/2052	12,433	10,675
2.50%, 01/01/2052	35,786	30,456
2.50%, 01/01/2052	47,293	40,717
2.50%, 02/01/2052	75,429	64,193
2.50%, 04/01/2052	19,886	16,922
2.50%, 04/01/2052	20,117	17,339
2.50%, 05/01/2052	46,615	39,667
3.00%, 05/01/2031	2,939	2,824
3.00%, 11/01/2034	784	746
3.00%, 09/01/2046	6,496	5,909
3.00%, 05/01/2047	2,628	2,399
3.00%, 09/01/2049	1,148	1,042
3.00%, 11/01/2049	7,999	7,210

3.00%, 01/01/2050	6,402	5,735
3.00%, 01/01/2050	24,838	22,362
3.00%, 02/01/2050	3,134	2,725
3.00%, 02/01/2050	6,892	6,205
3.00%, 04/01/2050	4,785	4,287
3.00%, 07/01/2050	21,218	18,997
3.00%, 08/01/2050	4,227	3,784
3.00%, 12/01/2050	7,329	6,594
3.00%, 01/01/2052	43	38
3.00%, 02/01/2052	72	64
3.00%, 03/01/2052	893	790
3.00%, 03/01/2052	64,510	57,045
3.00%, 04/01/2052	48	43
3.00%, 04/01/2052	445	394
3.00%, 04/01/2052	840	743
3.00%, 04/01/2052	923	817
3.00%, 04/01/2052	968	856
3.00%, 04/01/2052	29,145	25,772
3.00%, 05/01/2052	33	29
3.00%, 05/01/2052	929	822
3.00%, 05/01/2052	1,404	1,241
3.00%, 05/01/2052	5,124	4,531
3.00%, 06/01/2052	40	35
3.00%, 06/01/2052	284	251
3.00%, 06/01/2052	997	882
3.00%, 06/01/2052	1,166	1,032
3.00%, 06/01/2052	1,428	1,263
3.00%, 06/01/2052	12,707	11,237
3.00%, 06/01/2052	53,981	47,758
3.00%, 07/01/2052	42	37
3.00%, 07/01/2052	963	852
3.00%, 07/01/2052	2,212	1,958
3.00%, 07/01/2052	3,212	2,842
3.00%, 07/01/2052	250,708	221,805
3.00%, 08/01/2052	6,298	5,569
3.00%, 01/01/2053	56,043	49,557
3.50%, 06/01/2033	2,897	2,817
3.50%, 06/01/2042	27	26
3.50%, 06/01/2046	279	260
3.50%, 11/01/2047	12,025	11,280
3.50%, 12/01/2047	141	132

3.50%, 03/01/2048	3,278	3,065
3.50%, 08/01/2049	2,071	1,927
3.50%, 01/01/2050	397	371
3.50%, 11/01/2050	1,949	1,814
3.50%, 02/01/2052	22	20
3.50%, 04/01/2052	5,652	5,184
3.50%, 05/01/2052	186	171
3.50%, 05/01/2052	973	893
3.50%, 05/01/2052	32,995	30,272
3.50%, 06/01/2052	924	851
3.50%, 06/01/2052	981	900
3.50%, 06/01/2052	2,809	2,577
3.50%, 06/01/2052	4,725	4,335
3.50%, 06/01/2052	34,047	31,237
3.50%, 06/01/2052	52,591	48,251
3.50%, 07/01/2052	2,760	2,532
3.50%, 07/01/2052	38,115	34,972
3.50%, 07/01/2052	113,187	103,850
3.50%, 08/01/2052	28,298	25,963
3.50%, 08/01/2052	39,116	35,883
4.00%, 08/01/2038	299	291
4.00%, 11/01/2042	311	300
4.00%, 01/01/2047	847	817
4.00%, 05/01/2047	160	155
4.00%, 01/01/2048	704	678
4.00%, 01/01/2048	1,282	1,235
4.00%, 04/01/2048	55	53
4.00%, 04/01/2048	183	177
4.00%, 07/01/2048	9	9
4.00%, 07/01/2048	205	197
4.00%, 07/01/2048	503	485
4.00%, 11/01/2048	273	262
4.00%, 12/01/2048	244	234
4.00%, 07/01/2049	612	590
4.00%, 12/01/2049	1,508	1,446
4.00%, 01/01/2050	1,846	1,766
4.00%, 02/01/2050	1,255	1,207
4.00%, 03/01/2050	60	57
4.00%, 03/01/2050	140	135
4.00%, 03/01/2050	4,503	4,341
4.00%, 05/01/2050	31	29

4.00%, 05/01/2050	64	61
4.00%, 06/01/2050	82	78
4.00%, 06/01/2050	539	514
4.00%, 06/01/2050	776	746
4.00%, 02/01/2051	1,855	1,787
4.00%, 05/01/2051	207	197
4.00%, 09/01/2051	56	53
4.00%, 06/01/2052	4,227	4,072
4.00%, 07/01/2052	8,042	7,607
4.00%, 10/01/2052	65,856	62,285
4.00%, 04/01/2053	10,811	10,223
4.00%, 05/01/2053	10,812	10,224
4.00%, 06/01/2053	10,737	10,152
4.00%, 07/01/2053	10,765	10,178
4.50%, 03/01/2050	1,396	1,376
4.50%, 07/01/2052	702	681
4.50%, 07/01/2052	4,310	4,179
4.50%, 08/01/2052	1,368	1,326
4.50%, 08/01/2052	50,213	48,690
4.50%, 10/01/2052	989	959
4.50%, 11/01/2052	2,047	1,985
4.50%, 06/01/2053	987	957
4.50%, 08/01/2053	989	959
4.50%, 09/01/2053	989	959
5.00%, 12/01/2041	538	547
5.00%, 03/01/2042	146	151
5.00%, 06/01/2052	162	161
5.00%, 07/01/2052	2,303	2,310
5.00%, 08/01/2052	6,572	6,549
5.00%, 09/01/2052	232	231
5.00%, 10/01/2052	786	781
5.00%, 10/01/2052	52,350	51,790
5.00%, 11/01/2052	1,590	1,575
5.00%, 12/01/2052	1,783	1,766
5.00%, 12/01/2052	2,050	2,031
5.00%, 12/01/2052	3,399	3,367
5.00%, 01/01/2053	2,098	2,078
5.00%, 02/01/2053	675	668
5.00%, 06/01/2053	38,526	38,114
5.50%, 08/01/2026(15)	0	0
5.50%, 09/01/2052	581	585

5.50%, 01/01/2053	486	488
5.50%, 01/01/2053	501	504
5.50%, 01/01/2053	2,270	2,281
5.50%, 01/01/2053	17,840	17,924
5.50%, 02/01/2053	631	634
5.50%, 02/01/2053	1,338	1,346
5.50%, 03/01/2053	43	43
5.50%, 03/01/2053	4,333	4,357
5.50%, 03/01/2053	5,224	5,250
5.50%, 04/01/2053	15,072	15,135
5.50%, 05/01/2053	993	997
5.50%, 05/01/2053	4,034	4,058
5.50%, 05/01/2053	4,532	4,558
5.50%, 06/01/2053	178,395	179,117
5.50%, 07/01/2053	978	982
5.50%, 08/01/2053	692	695
5.50%, 11/01/2053	150,872	151,483
5.50%, 12/01/2053	6,099	6,124
6.00%, 11/01/2052	573	583
6.00%, 01/01/2053	2,774	2,820
6.00%, 01/01/2053	9,710	9,863
6.00%, 02/01/2053	1,483	1,507
6.00%, 03/01/2053	937	952
6.00%, 04/01/2053	1,772	1,800
6.00%, 05/01/2053	1,429	1,452
6.00%, 05/01/2053	3,782	3,842
6.00%, 06/01/2053	3,237	3,292
6.00%, 08/01/2053	4,657	4,728
6.50%, 10/01/2053	5,949	6,109
6.50%, 11/01/2053	1,832	1,882
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA	593	531
3.00%, 04/15/2049, Series 4879, Class BC	2,001	1,785
3.00%, 11/25/2051, Series 5161, Class LI	2,468	318
3.00%, 02/25/2052, Series 5196, Class DI	1,333	206
3.50%, 03/25/2051, Series 5081, Class AI	729	128
4.00%, 12/25/2050, Series 5052, Class KI	516	104
Freddie Mac STACR REMIC Trust 2021-DNA3
7.44% (30-day Average SOFR + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(2)	5,025	5,041
Freddie Mac STACR REMIC Trust 2021-DNA5
6.99% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(2)	2,318	2,328

Freddie Mac STACR REMIC Trust 2021-DNA6
6.84% (30-day Average SOFR + 1.50%), 10/25/2041, Series 2021-DNA6, Class M2(1)(2)	18,350	18,189
Freddie Mac STACR REMIC Trust 2021-HQA3
6.19% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(2)	6,516	6,448
Freddie Mac STACR REMIC Trust 2022-DNA7
10.34% (30-day Average SOFR + 5.00%), 03/25/2052, Series 2022-DNA7, Class M1B(1)(2)	9,000	9,913
Freddie Mac STACR Trust 2018-DNA2
6.40% (30-day Average SOFR + 1.06%), 12/25/2030, Series 2018-DNA2, Class M2AS(1)(2)	2,239	2,238
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	34,627	31,730
3.00%, 10/15/2052, Series 389, Class C45	10,386	1,716
Freddie Mac Structured Agency Credit Risk Debt Notes
7.44% (30-day Average SOFR + 2.10%), 04/25/2043, Series 2023-DNA2, Class M1A(1)(2)	3,698	3,755
Freddie Mac Whole Loan Securities Trust
3.65%, 12/25/2046, Series 2017-SC01, Class M1(1)(4)	788	763
FREMF 2019-K736 Mortgage Trust
3.76%, 07/25/2026, Series 2019-K736, Class B(1)(4)	5,440	5,209
FREMF 2019-K94 Mortgage Trust
3.96%, 07/25/2052, Series 2019-K94, Class B(1)(4)	2,800	2,608
FREMF 2019-K98 Mortgage Trust
3.74%, 10/25/2052, Series 2019-K98, Class B(1)(4)	2,895	2,660
FS Rialto 2022-FL7 Issuer LLC
8.26% (1 Month Term SOFR + 2.90%, 2.90% Floor), 10/19/2039, Series 2022-FL7, Class A(1)(2)	1,583	1,591
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22(1)(4)	313	288
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A22(1)(4)	322	300
Galton Funding Mortgage Trust 2019-H1
2.96%, 10/25/2059, Series 2019-H1, Class A3(1)(4)	1,074	1,055
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1(1)(4)	1,539	1,460
GCAT 2022-CM1 Trust
2.89%, 12/27/2066, Series 2022-HX1, Class A1(1)(4)	167	149
GCAT 2022-NQM4 Trust
5.27%, 08/25/2067, Series 2022-NQM4, Class A1(1)(3)	1,935	1,904
GCAT 2023-NQM4 Trust
4.25%, 05/25/2067, Series 2023-NQM4, Class A1(1)(4)	2,315	2,125
GCT Commercial Mortgage Trust 2021-GCT
7.18% (1 Month Term SOFR + 1.81%, 1.70% Floor), 02/15/2038, Series 2021-GCT, Class C(1)(2)	3,000	905
Ginnie Mae
2.00%, 01/01/2054(14)	50,606	42,843

2.50%, 01/01/2054(14)	140,270	122,694
3.00%, 07/20/2049, Series 2019-90, Class HE	159	142
3.00%, 09/20/2049, Series 2019-119, Class JE	1,198	1,068
3.00%, 01/01/2054(14)	10,988	9,948
3.50%, 08/20/2048, Series 2018-115, Class DE	2,256	2,085
3.50%, 09/20/2048, Series 2018-124, Class NW	1,627	1,505
3.50%, 12/20/2048, Series 2019-44, Class CA	3	3
3.50%, 01/01/2053(14)	600	559
4.00%, 01/01/2054(14)	18,075	17,256
4.00%, 02/01/2054(14)	5,400	5,160
4.50%, 01/01/2054(14)	178,614	174,318
5.00%, 01/01/2054(14)	160,666	159,538
5.50%, 01/01/2054(14)	88,514	89,150
6.00%, 01/01/2054(14)	16,075	16,344
6.50%, 01/01/2054(14)	11,530	11,802
Ginnie Mae I Pool
4.50%, 05/15/2041	227	222
5.00%, 09/15/2041	99	102
5.00%, 07/15/2044	69	68
7.50%, 08/15/2033	61	63
Ginnie Mae II Pool
2.00%, 08/20/2050	13,049	11,049
2.00%, 11/20/2050	1,746	1,478
2.00%, 01/20/2051	20,988	17,779
2.00%, 02/20/2051	1,558	1,319
2.50%, 04/20/2051	3,119	2,730
2.50%, 10/20/2051	50,581	44,231
2.50%, 12/20/2051	14,920	13,047
3.00%, 02/20/2043	1,091	992
3.00%, 06/20/2045	11,667	10,749
3.00%, 10/20/2045	2,317	2,134
3.00%, 05/20/2046	3,665	3,370
3.00%, 07/20/2046	4,476	4,114
3.00%, 10/20/2046	700	643
3.00%, 12/20/2046	1,720	1,581
3.00%, 03/20/2047	459	422
3.00%, 09/20/2047	4,574	4,191
3.00%, 11/20/2047	1,594	1,461
3.00%, 01/20/2048	2,016	1,849
3.00%, 10/20/2049	4,316	3,841
3.00%, 03/20/2050	2,157	1,925

3.00%, 04/20/2050	112	100
3.00%, 04/20/2051	10,713	9,730
3.00%, 07/20/2051	20,940	18,980
3.50%, 06/20/2043	731	694
3.50%, 07/20/2043	739	702
3.50%, 01/20/2045	939	884
3.50%, 12/20/2045	856	807
3.50%, 01/20/2046	590	557
3.50%, 03/20/2046	6,412	6,046
3.50%, 04/20/2046	2,136	2,013
3.50%, 05/20/2046	979	923
3.50%, 06/20/2046	1,382	1,303
3.50%, 12/20/2046	1,464	1,380
3.50%, 01/20/2047	1,781	1,680
3.50%, 04/20/2047	2,364	2,227
3.50%, 05/20/2047	104	98
3.50%, 06/20/2047	6,207	5,847
3.50%, 07/20/2047	1,800	1,696
3.50%, 08/20/2047	1,602	1,508
3.50%, 09/20/2047	4,054	3,818
3.50%, 10/20/2047	322	303
3.50%, 11/20/2047	5,559	5,234
3.50%, 12/20/2047	3,676	3,467
3.50%, 01/20/2048	2,533	2,385
3.50%, 02/20/2048	1,258	1,182
3.50%, 02/20/2048	3,724	3,508
3.50%, 02/20/2048	5,833	5,475
3.50%, 04/20/2048	10,398	9,741
3.50%, 05/20/2048	2,871	2,703
3.50%, 06/20/2049	198	183
3.50%, 07/20/2049	1,181	1,088
3.50%, 03/20/2050	431	404
3.50%, 02/20/2051	8,895	8,359
3.50%, 08/20/2051	8,705	8,127
4.00%, 09/20/2045	636	618
4.00%, 03/20/2047	462	445
4.00%, 04/20/2047	961	926
4.00%, 05/20/2047	756	731
4.00%, 06/20/2047	853	822
4.00%, 09/20/2047	1,194	1,153
4.00%, 11/20/2047	849	820

4.00%, 12/20/2047	821	791
4.00%, 01/20/2048	1,104	1,066
4.00%, 06/20/2048	4,313	4,148
4.00%, 08/20/2048	1,598	1,537
4.00%, 09/20/2048	921	885
4.00%, 10/20/2048	358	345
4.00%, 10/20/2050	7,735	7,457
4.50%, 07/20/2045	1,364	1,366
4.50%, 09/20/2046	1,687	1,656
4.50%, 01/20/2047	1,082	1,083
4.50%, 05/20/2047	1,838	1,819
4.50%, 06/20/2047	2,538	2,522
4.50%, 08/20/2047	732	726
4.50%, 09/20/2047	718	713
4.50%, 08/20/2048	2,991	2,955
4.50%, 09/20/2048	326	322
5.00%, 12/20/2044	129	131
5.00%, 06/20/2047	1,277	1,288
5.00%, 09/20/2047	728	734
5.00%, 12/20/2047	513	518
5.00%, 01/20/2048	623	628
5.00%, 02/20/2048	499	508
5.00%, 08/20/2048	1,067	1,073
5.00%, 10/20/2048	955	961
5.50%, 05/20/2048	883	906
5.50%, 11/20/2048	539	552
5.50%, 03/20/2049	700	717
Government National Mortgage Association
1.05%, 01/16/2061, Series 2021-17, Class IO(4)	12,687	919
1.25%, 01/16/2061, Series 2021-31, Class B	9,643	7,163
1.25%, 09/16/2062, Series 2020-193, Class AC	4,616	3,441
1.27%, 03/16/2063, Series 2021-36, Class IO(4)	59,351	4,915
1.34%, 06/16/2063, Series 2021-14, Class AB	5,530	4,165
1.40%, 06/16/2063, Series 2021-21, Class AH	8,875	6,704
1.50%, 06/16/2063, Series 2021-2, Class AH	12,997	9,876
3.00%, 08/20/2050, Series 2021-97, Class LI	4,325	657
3.00%, 02/20/2051, Series 2021-58, Class IY	3,556	542
3.00%, 05/20/2051, Series 2022-85, Class IK	2,578	388
3.00%, 05/20/2051, Series 2021-83, Class PI	3,336	516
3.00%, 05/20/2051, Series 2021-78, Class IP	4,192	619
3.00%, 08/20/2051, Series 2021-140, Class JI	284	44

3.00%, 08/20/2051, Series 2022-78, Class IO		2,757	425
3.75%, 05/16/2065, Series 2023-118, Class BA(4)		451	425
Great Wolf Trust 2019-WOLF
6.71% (1 Month Term SOFR + 1.15%, 1.03% Floor), 12/15/2036, Series 2019-WOLF, Class A(1)(2)		13,655	13,603
7.01% (1 Month Term SOFR + 1.45%, 1.33% Floor), 12/15/2036, Series 2019-WOLF, Class B(1)(2)		11,000	10,930
Grifonas Finance No 1 Plc
4.21% (6 Month EURIBOR + 0.28%), 08/28/2039, Series 1, Class A(2)	EUR	2,581	2,731
GS Mortgage Securities Corp. II
7.43%, 09/10/2038, Series 2023-SHIP, Class E(1)(4)		$5,428	5,306
GS Mortgage Securities Corp. Trust 2012-BWTR
2.95%, 11/05/2034, Series 2012-BWTR, Class A(1)		4,135	2,960
GS Mortgage Securities Corp. Trust 2012-TMSQ
3.72%, 04/10/2031, Series 2013-G1, Class B(1)(4)		1,880	1,656
GS Mortgage Securities Corp. Trust 2013-PEMB
3.55%, 03/05/2033, Series 2013-PEMB, Class D(1)(4)		5,150	2,723
3.55%, 03/05/2033, Series 2013-PEMB, Class A(1)(4)		4,610	3,513
GS Mortgage Securities Corp. Trust 2017-SLP
3.92%, 10/10/2032, Series 2017-SLP, Class C(1)		8,029	7,554
GS Mortgage Securities Corp. Trust 2021-DM
6.36% (1 Month Term SOFR + 1.00%, 0.89% Floor), 11/15/2036, Series 2021-DM, Class A(1)(2)		11,038	10,855
GS Mortgage Securities Corp. Trust 2022-AGSS
7.56% (1 Month Term SOFR + 2.19%, 2.20% Floor), 08/15/2039, Series 2022-ECI, Class A(1)(2)		1,740	1,744
8.05% (1 Month Term SOFR + 2.69%, 2.79% Floor), 11/15/2027, Series 2022-AGSS, Class A(1)(2)		2,930	2,932
GS Mortgage Securities Corportation Trust 2021-IP
6.43% (1 Month Term SOFR + 1.06%, 0.95% Floor), 10/15/2036, Series 2021-IP, Class A(1)(2)		1,110	1,070
GS Mortgage Securities Trust 2011-GC5
5.15%, 08/10/2044, Series 2011-GC5, Class D(1)(4)		266	79
GS Mortgage Securities Trust 2014-GC18
4.38%, 01/10/2047, Series 2014-GC18, Class AS		1,742	1,702
4.89%, 01/10/2047, Series 2014-GC18, Class B(4)		5,799	5,403
GS Mortgage-Backed Securities Corp. Trust 2021-NQM1
1.02%, 07/25/2061, Series 2021-NQM1, Class A1(1)(4)		14,002	11,925
GS Mortgage-Backed Securities Trust 2020-INV1
2.93%, 10/25/2050, Series 2020-INV1, Class A14(1)(4)		3,562	3,087
GS Mortgage-Backed Securities Trust 2021-GR1
2.50%, 11/25/2051, Series 2021-GR1, Class A4(1)(4)		5,440	4,339
GS Mortgage-Backed Securities Trust 2021-GR2
2.50%, 02/25/2052, Series 2021-GR2, Class A4(1)(4)		3,393	2,706
2.50%, 02/25/2052, Series 2021-GR2, Class A6(1)(4)		9,834	8,548
GS Mortgage-Backed Securities Trust 2021-PJ6
2.50%, 11/25/2051, Series 2021-PJ6, Class A2(1)(4)		10,186	8,366

GS Mortgage-Backed Securities Trust 2022-NQM1
4.00%, 05/25/2062, Series 2022-NQM1, Class A4(1)(4)		235	217
HarborView Mortgage Loan Trust 2005-9
6.37% (1 Month Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C(2)		4,429	3,985
HarborView Mortgage Loan Trust 2006-10
5.85% (1 Month Term SOFR + 0.51%, 0.40% Floor), 11/19/2036, Series 2006-10, Class 1A1A(2)		6,848	5,423
HarborView Mortgage Loan Trust 2006-12
5.88% (1 Month Term SOFR + 0.52%, 0.41% Floor), 12/19/2036, Series 2006-12, Class 1A1A(2)		24,072	19,109
HarborView Mortgage Loan Trust 2006-7
5.87% (1 Month Term SOFR + 0.51%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A(2)		2,116	1,842
HarborView Mortgage Loan Trust 2007-6
5.67% (1 Month Term SOFR + 0.31%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A(2)		5,531	4,750
Harbour No 1 Plc
6.02% (Sterling Overnight Index Average + 0.80%), 01/28/2054, Series 1, Class A1(2)	GBP	612	779
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046, Series 2019-1, Class A(1)(4)		$1,314	1,289
Hawaii Hotel Trust 2019-MAUI
6.86% (1 Month Term SOFR + 1.50%, 1.45% Floor), 05/15/2038, Series 2019-MAUI, Class B(1)(2)		1,155	1,143
HIG RCP 2023-FL1 LLC
7.63% (1 Month Term SOFR + 2.27%, 2.27% Floor), 09/19/2038, Series 2023-FL1, Class A(1)(2)		1,970	1,958
Hilton Orlando Trust 2018-ORL
6.96% (1 Month Term SOFR + 1.60%, 1.30% Floor), 12/15/2034, Series 2018-ORL, Class C(1)(2)		14,000	13,823
HIT Trust 2022-HI32
7.75% (1 Month Term SOFR + 2.39%, 2.39% Floor), 07/15/2024, Series 2022-HI32, Class A(1)(2)		378	378
Homeward Opportunities Fund Trust 2022-1
5.08%, 07/25/2067, Series 2022-1, Class A1(1)(3)		3,528	3,468
HONO 2021-LULU Mortgage Trust
6.63% (1 Month Term SOFR + 1.26%, 1.15% Floor), 10/15/2036, Series 2021-LULU, Class A(1)(2)		1,620	1,550
HPLY Trust 2019-HIT
7.08% (1 Month Term SOFR + 1.71%, 1.60% Floor), 11/15/2036, Series 2019-HIT, Class C(1)(2)		7,603	7,487
HSI Asset Securitization Corp. Trust 2005-NC1
6.43% (1 Month Term SOFR + 1.07%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3(2)		5,692	5,437
Hudsons Bay Simon JV Trust 2015-HBS
3.91%, 08/05/2034, Series 2015-HB7, Class A7(1)		1,068	956
4.15%, 08/05/2034, Series 2015-HB10, Class A10(1)		3,540	3,118
ILPT Commercial Mortgage Trust 2022-LPF2
7.61% (1 Month Term SOFR + 2.25%, 2.25% Floor), 10/15/2039, Series 2022-LPF2, Class A(1)(2)		2,822	2,812
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A(1)		7,575	7,024
Impac CMB Trust Series 2004-7
6.11% (1 Month Term SOFR + 0.75%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A(2)		1,585	1,526

Imperial Fund Mortgage Trust 2021-NQM2
1.07%, 09/25/2056, Series 2021-NQM2, Class A1(1)(4)	2,609	2,077
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)	3,265	3,118
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.90%, 08/25/2036, Series 2006-AR19, Class 5A2(4)	13,554	10,402
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.87%, 08/25/2037, Series 2007-AR15, Class 1A1(4)	3,092	2,293
INTOWN 2022-STAY Mortgage Trust
7.85% (1 Month Term SOFR + 2.49%, 2.49% Floor), 08/15/2039, Series 2022-STAY, Class A(1)(2)	1,920	1,926
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
3.78%, 12/15/2047, Series 2012-LC9, Class D(1)(4)	215	178
3.78%, 12/15/2047, Series 2012-LC9, Class C(1)(4)	5,068	4,490
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS	1,993	1,778
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.85%, 09/06/2038, Series 2016-NINE, Class B(1)(4)	1,193	1,055
JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8
6.53% (1 Month Term SOFR + 1.16%, 0.84% Floor), 02/15/2035, Series 2018-ASH8, Class A(1)(2)	6,551	6,501
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX(1)	965	847
5.35%, 07/05/2033, Series 2018-WPT, Class DFX(1)	10,060	7,216
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A(1)	8,013	7,207
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
6.78% (1 Month Term SOFR + 1.41%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A(1)(2)	5,000	4,434
JP Morgan Chase Commercial Mortgage Securities Trust 2021-HTL5
7.44% (1 Month Term SOFR + 2.08%, 1.97% Floor), 11/15/2038, Series 2021-HTL5, Class C(1)(2)	8,700	8,483
JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
6.28% (1 Month Term SOFR + 0.91%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A(1)(2)	142	140
6.78% (1 Month Term SOFR + 1.41%, 1.30% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)	1,000	986
7.18% (1 Month Term SOFR + 1.81%, 1.70% Floor), 04/15/2038, Series 2021-MHC, Class D(1)(2)	4,263	4,199
JP Morgan Chase Commercial Mortgage Securities Trust 2022-CGSS
8.23% (1 Month Term SOFR + 2.47%, 2.97% Floor), 12/15/2036, Series 2022-CGSS, Class A(1)(2)	1,828	1,832
JP Morgan Chase Commercial Mortgage Securities Trust 2022-NXSS
7.54% (1 Month Term SOFR + 2.18%, 2.18% Floor), 09/15/2039, Series 2022-NXSS, Class A(1)(2)	2,895	2,901
JP Morgan Chase Commercial Mortgage Securities Trust 2023-CCDC
7.24%, 10/05/2040, Series 2023-CCDC, Class A(1)	5,800	5,939
JP Morgan Mortgage Trust 2019-7
2.94%, 02/25/2050, Series 2019-7, Class B2A(1)(4)	4,943	4,087

JP Morgan Mortgage Trust 2019-INV1
4.89%, 10/25/2049, Series 2019-INV1, Class B3(1)(4)		1,455	1,328
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15(1)(4)		746	656
3.50%, 05/25/2050, Series 2019-INV3, Class A3(1)(4)		873	770
JP Morgan Mortgage Trust 2020-7
3.00%, 01/25/2051, Series 2020-7, Class A15(1)(4)		2,853	2,369
JP Morgan Mortgage Trust 2020-INV1
3.50%, 08/25/2050, Series 2020-INV1, Class A3(1)(4)		767	685
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15(1)(4)		1,136	964
JP Morgan Mortgage Trust 2020-LTV1
3.24%, 06/25/2050, Series 2020-LTV1, Class B1A(1)(4)		4,596	3,907
JP Morgan Mortgage Trust 2021-13
2.50%, 04/25/2052, Series 2021-13, Class A3(1)(4)		36,055	29,480
JP Morgan Mortgage Trust 2021-14
2.50%, 05/25/2052, Series 2021-14, Class A3(1)(4)		16,791	13,729
JP Morgan Mortgage Trust 2022-1
3.00%, 07/25/2052, Series 2022-1, Class A2(1)(4)		7,023	5,981
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B(1)(4)		4,553	3,716
JP Morgan Trust 2015-1
6.68%, 12/25/2044, Series 2015-1, Class B4(1)(4)		712	673
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5		1,841	1,761
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS(4)		4,990	4,590
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS		4,040	3,596
JPMDB Commercial Mortgage Securities Trust 2018-C8
4.42%, 06/15/2051, Series 2018-C8, Class AS		64	58
Kinbane 2022-RPL 1 DAC
4.72% (1 Month EURIBOR + 0.85%), 09/25/2062, Series 2022-RPL1A, Class A(1)(2)	EUR	14,171	15,526
KSL Commercial Mortgage Trust 2023-HT
7.64% (1 Month Term SOFR + 2.29%, 2.29% Floor), 12/15/2036, Series 2023-HT, Class A(1)(2)		$1,760	1,759
Legacy Mortgage Asset Trust 2019-GS7
7.25%, 11/25/2059, Series 2019-GS7, Class A1(1)(3)		3,748	3,747
Legacy Mortgage Asset Trust 2020-GS1
5.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(3)		2,620	2,618
Legacy Mortgage Asset Trust 2020-GS5
6.25%, 06/25/2060, Series 2020-GS5, Class A1(1)(3)		709	709

Legacy Mortgage Asset Trust 2020-SL1
5.73%, 01/25/2060, Series 2020-SL1, Class A(1)(3)		451	450
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(3)		4,012	3,874
Legacy Mortgage Asset Trust 2021-GS3
1.75%, 07/25/2061, Series 2021-GS3, Class A1(1)(3)		8,255	7,939
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(3)		9,500	9,035
Legacy Mortgage Asset Trust 2021-GS5
2.25%, 07/25/2067, Series 2021-GS5, Class A1(1)(3)		6,649	6,419
Lehman XS Trust Series 2005-5N
5.83% (1 Month Term SOFR + 0.47%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2(2)		9,084	8,041
Life 2021-BMR Mortgage Trust
7.83% (1 Month Term SOFR + 2.46%, 2.35% Floor), 03/15/2038, Series 2021-BMR, Class F(1)(2)		9,830	9,286
8.43% (1 Month Term SOFR + 3.06%, 2.95% Floor), 03/15/2038, Series 2021-BMR, Class G(1)(2)		9,214	8,734
Ludgate Funding Plc
6.01% (3 Month LIBOR GBP + 0.60%), 01/01/2061, Series 2008-W1X, Class A1(2)	GBP	381	466
LUX 2023-LION
8.05% (1 Month Term SOFR + 2.69%, 2.69% Floor), 08/15/2040, Series 2023-LION, Class A(1)(2)		$741	748
Mansard Mortgages 2007-1 Plc
5.52% (Sterling Overnight Index Average + 0.30%), 04/15/2047, Series 2007-1X, Class A2(2)	GBP	3,797	4,749
5.64% (Sterling Overnight Index Average + 0.42%), 04/15/2049, Series 2007-1X, Class M1(2)		3,671	4,515
Med Trust 2021-MDLN
6.43% (1 Month Term SOFR + 1.06%, 0.95% Floor), 11/15/2038, Series 2021-MDLN, Class A(1)(2)		$5,275	5,172
6.93% (1 Month Term SOFR + 1.56%, 1.45% Floor), 11/15/2038, Series 2021-MDLN, Class B(1)(2)		6,384	6,256
7.28% (1 Month Term SOFR + 1.91%, 1.80% Floor), 11/15/2038, Series 2021-MDLN, Class C(1)(2)		6,195	6,063
7.48% (1 Month Term SOFR + 2.11%, 2.00% Floor), 11/15/2038, Series 2021-MDLN, Class D(1)(2)		2,831	2,757
8.63% (1 Month Term SOFR + 3.26%, 3.15% Floor), 11/15/2038, Series 2021-MDLN, Class E(1)(2)		100	97
Mello Mortgage Capital Acceptance 2021-INV4
2.50%, 12/25/2051, Series 2021-INV4, Class A3(1)(4)		9,070	7,416
Merrill Lynch Alternative Note Asset Trust Series 2007-A3
5.89% (1 Month Term SOFR + 0.53%, 0.42% Floor), 04/25/2037, Series 2007-A3, Class A1(2)		27,531	4,950
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
5.26%, 04/25/2029, Series 2004-HB1, Class A3(4)		235	208
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A(1)(4)		6,290	5,984
MF1 2021-W10X
6.43% (1 Month Term SOFR + 1.07%, 1.07% Floor), 12/15/2034, Series 2021-W10, Class A(1)(2)		5,140	5,013
MF1 Multifamily Housing Mortgage Loan Trust
6.68% (1 Month Term SOFR + 1.31%, 1.31% Floor), 07/15/2036, Series 2021-FL5, Class AS(1)(2)		15,000	14,614
MFA 2021-NQM2 Trust
1.03%, 11/25/2064, Series 2021-NQM2, Class A1(1)(4)		2,352	1,984

MFA 2022-NQM3 Trust
5.57%, 09/25/2067, Series 2022-NQM3, Class A1(1)(3)	17,051	16,837
MFA 2022-RPL1 Trust
3.30%, 08/25/2061, Series 2022-RPL1, Class A1(1)(4)	27,114	24,880
MHC Commercial Mortgage Trust 2021-MHC
6.28% (1 Month Term SOFR + 0.92%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A(1)(2)	172	170
6.83% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)	3,229	3,180
MHC Trust 2021-MHC2
7.43% (1 Month Term SOFR + 2.06%, 1.95% Floor), 05/15/2038, Series 2021-MHC2, Class E(1)(2)	1,640	1,597
7.88% (1 Month Term SOFR + 2.51%, 2.40% Floor), 05/15/2038, Series 2021-MHC2, Class F(1)(2)	2,400	2,273
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059, Series 2017-2, Class A1(1)(4)	4	4
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1(1)(4)	955	931
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1(1)(4)	494	474
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058, Series 2018-3, Class A1(1)(4)	780	756
Mill City Mortgage Loan Trust 2019-1
3.50%, 10/25/2069, Series 2019-1, Class M1(1)(4)	1,188	1,087
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1(1)(4)	2,043	1,944
3.25%, 07/25/2059, Series 2019-GS1, Class M2(1)(4)	1,115	932
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1(1)(4)	5,547	5,233
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2(1)(4)	1,000	836
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
4.08%, 08/15/2046, Series 2013-C11, Class B(4)	1,563	910
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
7.43%, 10/15/2046, Series 2013-C12, Class C(4)	900	842
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047, Series 2014-C17, Class A5	924	912
4.46%, 08/15/2047, Series 2014-C17, Class B(4)	122	115
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4	6,000	5,805
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5	3,220	2,991
Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044, Series 2011-C2, Class E(1)(4)	1,415	1,002

Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		1,361	1,310
Morgan Stanley Capital I Trust 2018-SUN
7.06% (1 Month Term SOFR + 1.70%, 1.65% Floor), 07/15/2035, Series 2018-SUN, Class C(1)(2)		16,000	15,758
Morgan Stanley Capital I Trust 2021-230P
7.27% (1 Month Term SOFR + 1.91%, 1.80% Floor), 12/15/2038, Series 2021-230P, Class C(1)(2)		9,974	9,248
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)		3,000	1,830
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2(1)		702	604
MSWF Commercial Mortgage Trust 2023-2
1.14%, 12/15/2056, Series 2023-2, Class XA(4)		19,470	1,295
6.01%, 12/15/2056, Series 2023-2, Class A5(4)		970	1,045
MTN Commercial Mortgage Trust 2022-LPFL
6.77% (1 Month Term SOFR + 1.40%, 1.40% Floor), 03/15/2039, Series 2022-LPFL, Class A(1)(2)		14,830	14,457
New Orleans Hotel Trust 2019-HNLA
6.40% (1 Month Term SOFR + 1.04%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A(1)(2)		5,000	4,822
6.70% (1 Month Term SOFR + 1.34%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B(1)(2)		6,425	6,072
New Residential Mortgage Loan Trust 2019-NQM5
2.71%, 11/25/2059, Series 2019-NQM5, Class A1(1)(4)		862	786
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1(1)(4)		16,137	15,181
New Residential Mortgage Loan Trust 2020-NQM
3.89%, 05/24/2060, Series 2020-NQM2, Class M1(1)(4)		8,812	7,435
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1(1)(4)		885	805
New Residential Mortgage Loan Trust 2021-INV1
2.50%, 06/25/2051, Series 2021-INV1, Class A6(1)(4)		5,553	4,856
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2(1)(4)		942	809
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3(1)(4)		1,158	994
New Residential Mortgage Loan Trust 2023-NQM1
6.86%, 10/25/2063, Series 2023-NQM1, Class A1A(1)(3)		40,740	41,336
Newgate Funding Plc
5.58% (3 Month LIBOR GBP + 0.17%), 12/01/2050, Series 2006-2, Class A3A(2)	GBP	5,933	7,300
NJ Trust 2023-GSP
6.70%, 01/06/2029, Series 2023-GSP, Class A(1)(4)		$840	876
NLT 2021-INV3 Trust
0.00%, 11/25/2056, Series 2021-INV3, Class PT(1)(4)		18,608	17,017
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1(1)(4)		9,025	8,029

NYO Commercial Mortgage Trust 2021-1290
6.57% (1 Month Term SOFR + 1.21%, 1.10% Floor), 11/15/2038, Series 2021-1290, Class A(1)(2)	10,900	10,053
OBX 2018-EXP1 Trust
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3(1)(4)	224	204
6.32% (1 Month Term SOFR + 0.96%, 0.85% Floor), 04/25/2048, Series 2018-EXP1, Class 2A1(1)(2)	71	70
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3(1)(4)	677	618
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8(1)(4)	458	411
OBX 2020-EXP1 Trust
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8(1)(4)	995	886
6.22% (1 Month Term SOFR + 0.86%), 02/25/2060, Series 2020-EXP1, Class 2A1(1)(2)	210	197
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8(1)(4)	2,421	2,039
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9(1)(4)	1,863	1,621
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5(1)(4)	1,095	974
OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1(1)(4)	7,891	6,030
1.26%, 07/25/2061, Series 2021-NQM3, Class A2(1)(4)	2,235	1,716
OBX 2023-NQM3 Trust
5.95%, 02/25/2063, Series 2023-NQM3, Class A1(1)(3)	24,197	24,199
OBX 2023-NQM4 Trust
6.11%, 03/25/2063, Series 2023-NQM4, Class A1(1)(3)	12,962	13,032
OBX 2023-NQM5 Trust
6.57%, 06/25/2063, Series 2023-NQM5, Class A1A(1)(3)	10,945	11,051
OBX 2023-NQM8 Trust
7.05%, 09/25/2063, Series 2023-NQM8, Class A1(1)(3)	7,993	8,154
ONE 2021-PARK Mortgage Trust
6.58% (1 Month Term SOFR + 1.21%, 1.10% Floor), 03/15/2036, Series 2021-PARK, Class C(1)(2)	2,175	1,997
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A(1)	8,024	6,793
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032, Series 2017-1MKT, Class A(1)	9,606	8,741
OPEN Trust 2023-AIR
8.45% (1 Month Term SOFR + 3.09%, 3.09% Floor), 10/15/2028, Series 2023-AIR, Class A(1)(2)	1,442	1,445
PFP 2022-9 Ltd.
7.64% (1 Month Term SOFR + 2.27%, 2.27% Floor), 08/19/2035, Series 2022-9, Class A(1)(2)	1,770	1,764
PRKCM 2021-AFC2 Trust
2.07%, 11/25/2056, Series 2021-AFC2, Class A1(1)(4)	492	410

PRKCM 2022-AFC1 Trust
4.10%, 04/25/2057, Series 2022-AFC1, Class A1A(1)(4)		268	256
PRKCM 2022-AFC2 Trust
5.34%, 08/25/2057, Series 2022-AFC2, Class A1(1)(4)		1,980	1,950
PRPM 2020-4 LLC
5.95%, 10/25/2025, Series 2020-4, Class A1(1)(3)		2,009	2,002
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(1)(4)		4,450	4,434
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(3)		5,150	4,957
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(1)(4)		1,845	1,825
PRPM 2023-RCF1 LLC
4.00%, 06/25/2053, Series 2023-RCF1, Class A1(1)(3)		7,083	6,815
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1(1)(3)		813	769
PRPM LLC
5.50%, 08/25/2067, Series 2022-NQM1, Class A1(1)(3)		17,397	17,187
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		2,327	1,794
RALI Series 2007-QH8 Trust
5.79%, 10/25/2037, Series 2007-QH8, Class A(4)		730	613
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		12,688	10,233
RATE Mortgage Trust 2021-HB1
2.50%, 12/25/2051, Series 2021-HB1, Class A1(1)(4)		15,225	12,506
RCKT Mortgage Trust 2021-6
2.50%, 12/25/2051, Series 2021-6, Class A1(1)(4)		14,838	12,151
RCKT Mortgage Trust 2022-1
2.50%, 01/25/2052, Series 2022-1, Class A1(1)(4)		9,082	7,426
Ready Capital Mortgage Financing 2022-FL10 LLC
7.91% (1 Month Term SOFR + 2.55%, 2.55% Floor), 10/25/2039, Series 2022-FL10, Class A(1)(2)		3,176	3,172
Ready Capital Mortgage Financing 2022-FL9 LLC
7.82% (1 Month Term SOFR + 2.47%, 2.47% Floor), 06/25/2037, Series 2022-FL9, Class A(1)(2)		577	577
Ready Capital Mortgage Financing 2023-FL11 LLC
7.73% (1 Month Term SOFR + 2.37%, 2.37% Floor), 10/25/2039, Series 2023-FL11, Class A(1)(2)		1,704	1,702
Real Estate Asset Liquidity Trust
2.42%, 06/12/2054, Series 2019-1A, Class A1(1)(4)	CAD	1,500	1,130
Residential Mortgage Securities 32 Plc
6.47% (Sterling Overnight Index Average + 1.25%), 06/20/2070, Series 32A, Class A(1)(2)	GBP	1,017	1,299
7.12% (Sterling Overnight Index Average + 1.90%), 06/20/2070, Series 32X, Class B(2)		5,000	6,379

RIAL 2022-FL8 Issuer Ltd.
7.61% (1 Month Term SOFR + 2.25%, 2.25% Floor), 01/19/2037, Series 2022-FL8, Class A(1)(2)		$3,298	3,245
Ripon Mortgages Plc
5.92% (Sterling Overnight Index Average + 0.70%), 08/28/2056, Series 1RA, Class A(1)(2)	GBP	34,193	43,530
SCOTT Trust 2023-SFS
5.91%, 03/15/2040, Series 2023-SFS, Class A(1)		$5,330	5,354
Seasoned Loans Structured Transaction Trust Series 2020-3
4.75%, 04/26/2060, Series 2020-3, Class M1(1)(4)		269	260
Sequoia Mortgage Trust 2003-2
6.13% (1 Month Term SOFR + 0.77%, 0.66% Floor, 11.50% Cap), 06/20/2033, Series 2003-2, Class A1(2)		155	149
Sequoia Mortgage Trust 2004-9
6.61% (6 Month Term SOFR + 1.15%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2(2)		684	606
Sequoia Mortgage Trust 2013-4
3.44%, 04/25/2043, Series 2013-4, Class B1(4)		392	367
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1(1)(4)		382	357
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1(1)(4)		178	163
4.00%, 12/25/2047, Series 2017-CH2, Class A19(1)(4)		184	167
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048, Series 2018-CH1, Class A2(1)(4)		41	37
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21(1)(4)		137	126
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2(1)(4)		121	118
4.50%, 08/25/2048, Series 2018-CH3, Class A19(1)(4)		51	50
4.50%, 08/25/2048, Series 2018-CH3, Class A13(1)(4)		301	294
SFO Commercial Mortgage Trust 2021-555
6.63% (1 Month Term SOFR + 1.26%, 1.15% Floor), 05/15/2038, Series 2021-555, Class A(1)(2)		4,900	4,584
7.28% (1 Month Term SOFR + 1.91%, 1.80% Floor), 05/15/2038, Series 2021-555, Class C(1)(2)		6,550	5,735
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062, Series 2022-2, Class A1(1)(3)		405	405
SMRT 2022-MINI
6.36% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-MINI, Class A(1)(2)		5,200	5,089
7.31% (1 Month Term SOFR + 1.95%, 1.95% Floor), 01/15/2039, Series 2022-MINI, Class D(1)(2)		1,120	1,065
STACR Trust 2018-DNA3
6.35% (30-day Average SOFR + 1.01%), 09/25/2048, Series 2018-DNA3, Class M2AS(1)(2)		1,193	1,192
Starwood Mortgage Residential Trust 2020-INV
2.50%, 11/25/2055, Series 2020-INV1, Class M1(1)		1,545	1,324
Stratton Mortgage Funding
6.06% (Sterling Overnight Index Average + 0.90%), 07/20/2060, Series 2021-2A, Class A(1)(2)	GBP	11,480	14,635

STWD 2019-FL1 Ltd.
6.56% (1 Month Term SOFR + 1.19%, 1.19% Floor), 07/15/2038, Series 2019-FL1, Class A(1)(2)		$8,284	8,176
STWD 2021-LIH Mortgage Trust
7.43% (1 Month Term SOFR + 2.07%, 1.96% Floor), 11/15/2036, Series 2021-LIH, Class C(1)(2)		16,200	15,700
8.38% (1 Month Term SOFR + 3.02%, 2.90% Floor), 11/15/2036, Series 2021-LIH, Class E(1)(2)		6,877	6,587
STWD Trust 2021-FLWR
7.40% (1 Month Term SOFR + 2.04%, 1.92% Floor), 07/15/2036, Series 2021-FLWR, Class E(1)(2)		9,325	9,067
Taubman Centers Commercial Mortgage Trust 2022-DPM
7.55% (1 Month Term SOFR + 2.19%, 2.19% Floor), 05/15/2037, Series 2022-DPM, Class A(1)(2)		2,380	2,366
THPT 2023-THL Mortgage Trust
6.99%, 12/10/2034, Series 2023-THL, Class A(1)(4)		557	566
Toorak Mortgage Corp. 2021-1 Ltd.
3.24%, 06/25/2024, Series 2021-1, Class A1(1)(3)		3,953	3,871
Towd Point Mortgage Funding
6.57% (Sterling Overnight Index Average + 1.35%), 07/20/2045, Series 2019-A13A, Class A1(1)(2)	GBP	51,768	66,022
Towd Point Mortgage Funding 2018—Auburn 12 Plc
6.69% (Sterling Overnight Index Average + 1.47%, 1.35% Floor), 02/20/2045, Series 2018-A12X, Class A(2)		1,064	1,358
Towd Point Mortgage Funding 2019—Granite4 Plc
6.30% (Sterling Overnight Index Average + 1.14%), 10/20/2051, Series 2019-GR4A, Class A1(1)(2)		10,221	13,043
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055, Series 2015-4, Class M2(1)(4)		$59	58
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056, Series 2017-1, Class A1(1)(4)		10	10
3.75%, 10/25/2056, Series 2017-1, Class M1(1)(4)		6,315	6,052
Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2(1)(4)		320	306
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2(1)(4)		3,873	3,265
Towd Point Mortgage Trust 2017-5
5.76% (1 Month Term SOFR + 0.71%), 02/25/2057, Series 2017-5, Class A1(1)(2)		76	77
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1(1)(4)		2,514	2,428
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058, Series 2018-4, Class A2(1)(4)		1,015	839
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1(1)(4)		2,250	1,850
3.25%, 07/25/2058, Series 2018-5, Class A1(1)(4)		8,187	7,703
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1(1)(4)		4,845	4,624
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1(1)(4)		9,810	8,259

Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1(1)(4)		48,486	45,533
3.50%, 10/25/2059, Series 2019-4, Class M1(1)(4)		1,155	983
Towd Point Mortgage Trust 2020-1
3.25%, 01/25/2060, Series 2020-1, Class A2B(1)(4)		575	482
Towd Point Mortgage Trust 2020-2
3.00%, 04/25/2060, Series 2020-2, Class A2B(1)(4)		310	252
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(4)		26,712	25,111
Trinity Square 2021-1 Plc
6.62% (Sterling Overnight Index Average + 1.40%), 07/15/2059, Series 2021-1A, Class B(1)(2)	GBP	11,459	14,572
6.92% (Sterling Overnight Index Average + 1.70%), 07/15/2059, Series 2021-1A, Class C(1)(2)		3,286	4,168
7.22% (Sterling Overnight Index Average + 2.00%), 07/15/2059, Series 2021-1A, Class D(1)(2)		2,364	2,991
7.97% (Sterling Overnight Index Average + 2.75%), 07/15/2059, Series 2021-1A, Class E(1)(2)		1,143	1,446
TRK 2021-INV1 Trust
1.15%, 07/25/2056, Series 2021-INV1, Class A1(1)(4)		$3,276	2,842
TRK 2022-INV1 Trust
2.58%, 02/25/2057, Series 2022-INV1, Class A1(1)(4)		9,595	8,533
TYSN 2023-CRNR Mortgage Trust
6.80%, 12/10/2033, Series 2023-CRNR, Class A(1)(4)		770	801
Uropa Securities Plc
4.18% (3 Month EURIBOR + 0.20%), 10/10/2040, Series 2007-1, Class A3B(2)	EUR	1,361	1,446
UWM Mortgage Trust 2021-INV2
2.50%, 09/25/2051, Series 2021-INV2, Class A15(1)(4)		$5,754	4,590
VASA Trust 2021-VASA
6.73% (1 Month Term SOFR + 1.36%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B(1)(2)		14,000	11,281
7.23% (1 Month Term SOFR + 1.86%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C(1)(2)		12,000	8,687
Verus Securitization Trust 2019-4
3.64%, 11/25/2059, Series 2019-4, Class A1(1)(3)		570	553
3.85%, 11/25/2059, Series 2019-4, Class A2(1)(3)		669	649
4.00%, 11/25/2059, Series 2019-4, Class A3(1)(3)		1,163	1,123
Verus Securitization Trust 2019-INV2
4.12%, 07/25/2059, Series 2019-INV2, Class A2(1)(4)		1,076	1,030
Verus Securitization Trust 2019-INV3
3.69%, 11/25/2059, Series 2019-INV3, Class A1(1)(4)		1,292	1,255
Verus Securitization Trust 2020-1
2.72%, 01/25/2060, Series 2020-1, Class A3(1)(3)		2,170	2,065
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3(1)(4)		2,071	1,776
Verus Securitization Trust 2021-3
1.05%, 06/25/2066, Series 2021-3, Class A1(1)(4)		7,731	6,428

Verus Securitization Trust 2021-5
1.01%, 09/25/2066, Series 2021-5, Class A1(1)(4)	19,023	15,607
Verus Securitization Trust 2021-7
1.83%, 10/25/2066, Series 2021-7, Class A1(1)(4)	9,475	8,225
Verus Securitization Trust 2021-8
1.82%, 11/25/2066, Series 2021-8, Class A1(1)(4)	12,696	10,977
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3(1)(4)	1,202	1,093
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3(1)(4)	2,055	1,814
Verus Securitization Trust 2022-2
4.26%, 02/25/2067, Series 2022-2, Class A1(1)(3)	6,112	5,622
Verus Securitization Trust 2022-3
4.13%, 02/25/2067, Series 2022-3, Class A1(1)(3)	20,384	18,969
Verus Securitization Trust 2022-4
4.47%, 04/25/2067, Series 2022-4, Class A1(1)(3)	11,843	11,557
Verus Securitization Trust 2022-7
5.15%, 07/25/2067, Series 2022-7, Class A1(1)(3)	14,451	14,467
Verus Securitization Trust 2023-4
5.81%, 05/25/2068, Series 2023-4, Class A1(1)(3)	7,614	7,603
Verus Securitization Trust 2023-5
6.48%, 06/25/2068, Series 2023-5, Class A1(1)(3)	5,836	5,890
Verus Securitization Trust 2023-7
7.07%, 10/25/2068, Series 2023-7, Class A1(1)(3)	16,994	17,310
Vista Point Securitization Trust 2020-1
3.20%, 03/25/2065, Series 2020-1, Class A3(1)(4)	3,765	3,584
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1(1)(4)	793	725
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
6.11% (1 Month Term SOFR + 0.75%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A(2)	1,192	1,119
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
6.05% (1 Month Term SOFR + 0.69%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1(2)	1,690	1,601
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
5.99% (1 Month Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1(2)	3,027	2,740
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
6.13% (1 Month Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A(2)	2,890	2,727
WaMu Mortgage Pass-Through Certificates Series 2006-AR1 Trust
6.08% (12 Month U.S. Treasury Average + 1.07%, 1.07% Floor), 01/25/2046, Series 2006-AR1, Class 2A1A(2)	17,791	16,603
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
5.76% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A(2)	8,050	6,437
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1	4,425	4,147

Wells Fargo Commercial Mortgage Trust 2013-LC12
3.95%, 07/15/2046, Series 2013-LC12, Class B(4)	1,407	1,223
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.02%, 08/15/2050, Series 2014-LC16, Class AS	3,015	2,955
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3	840	801
4.51%, 03/15/2059, Series 2016-C33, Class B(4)	4,317	3,975
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS	3,155	2,899
Wells Fargo Commercial Mortgage Trust 2016-C36
3.42%, 11/15/2059, Series 2016-C36, Class AS	4,341	3,984
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS	6,000	5,309
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.50%, 09/15/2031, Series 2019-JWDR, Class A(1)(4)	6,560	6,007
3.04%, 09/15/2031, Series 2019-JWDR, Class C(1)(4)	290	265
3.33%, 09/15/2031, Series 2019-JWDR, Class D(1)(4)	10,000	9,154
3.86%, 09/15/2031, Series 2019-JWDR, Class E(1)(4)	6,766	6,228
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5	5,200	4,551
Wells Fargo Commercial Mortgage Trust 2020-SDAL
7.57% (1 Month Term SOFR + 2.20%, 2.09% Floor), 02/15/2037, Series 2020-SDAL, Class D(1)(2)	336	328
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
2.50%, 12/25/2050, Series 2021-RR1, Class A1(1)(4)	5,103	4,185
WFRBS Commercial Mortgage Trust 2013-C15
4.20%, 08/15/2046, Series 2013-C15, Class B(4)	1,525	1,242
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B	2,365	1,832
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS(4)	4,250	3,862
WFRBS Commercial Mortgage Trust 2014-C24
4.20%, 11/15/2047, Series 2014-C24, Class B(4)	825	717
WMRK Commercial Mortgage Trust 2022-WMRK
8.15% (1 Month Term SOFR + 2.79%, 2.79% Floor), 11/15/2027, Series 2022-WMRK, Class A(1)(2)	2,158	2,158
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A(1)	1,740	1,319
3.60%, 11/10/2036, Series 2017-WWP, Class C(1)(4)	320	98

Total Mortgage-Backed Obligations (Cost: $13,769,606)		13,339,061

Total Bonds & Notes (Cost: $34,677,061)		33,408,968

BANK LOANS – 0.90%
1011778 BC ULC
7.61% (CME Term SOFR + 2.25%), 09/20/2030(2)		$1,224	1,224
8th Avenue Food & Provisions, Inc.
9.22% (CME Term SOFR + 3.75%), 10/01/2025(2)		197	189
AAdvantage Loyality IP Ltd.
10.43% (CME Term SOFR + 4.75%), 04/20/2028(2)		2,563	2,630
Acrisure LLC
9.15% (Synthetic LIBOR + 3.50%), 02/15/2027(2)		2,939	2,929
AI Mansart
5.67% (LIBOR + 6.75%), 09/01/2028(2)(6)(10)(18)		215	209
Amentum Government Services Holdings LLC
9.47% (CME Term SOFR + 4.00%), 01/29/2027(2)		670	669
AmSurg LLC
0.00% (CME Term SOFR + 4.75%), 11/03/2028(6)		9,027	9,027
AmWINS Group, Inc.
7.72% (CME Term SOFR + 2.25%), 02/19/2028(2)		5,041	5,042
AppLovin Corp.
8.46% (CME Term SOFR + 3.10%), 08/19/2030(2)		746	746
Arches Buyer, Inc.
8.71% (CME Term SOFR + 3.25%), 12/06/2027(2)		726	709
ASP Blade Holdings, Inc.
9.61% (CME Term SOFR + 4.00%), 10/13/2028(2)		249	222
Asurion LLC
8.72% (CME Term SOFR + 3.25%), 12/23/2026(2)		609	607
Athena Health Group, Inc.
8.61% (CME Term SOFR + 3.25%), 02/15/2029(2)		2,679	2,665
Avantor Funding, Inc.
7.71% (CME Term SOFR + 2.25%), 11/08/2027(2)		916	918
Avolon TLB Borrower 1 (US) LLC
0.00%		2,009	2,012
Bausch + Lomb Corp.
8.71% (CME Term SOFR + 3.25%), 05/10/2027(2)		1,273	1,257
9.36% (CME Term SOFR + 4.00%), 09/29/2028(2)		723	720
Berry Global, Inc.
7.22% (CME Term SOFR + 1.75%), 07/01/2029(2)		6,693	6,697
Buzz Finco LLC
8.21% (CME Term SOFR + 2.75%), 01/29/2027(2)		690	690
Carnival Corp.
7.59% (EURIBOR + 3.75%), 06/30/2025(2)	EUR	4,825	5,322
Central Parent LLC
9.35% (CME Term SOFR + 4.00%), 07/06/2029(2)		$997	1,001

Charter Communications Operating LLC
7.13% (CME Term SOFR + 1.75%), 02/01/2027(2)		480	480
Chemours Co.
8.86% (CME Term SOFR + 3.50%), 08/18/2028(2)		2,498	2,491
City Brewing Co., LLC
9.16% (CME Term SOFR + 3.50%), 04/05/2028(2)		1,483	1,163
Coherent Corp.
8.22% (CME Term SOFR + 2.75%), 07/02/2029(2)		1,193	1,195
Commscope, Inc.
8.72% (CME Term SOFR + 3.25%), 04/06/2026(2)		3,358	2,993
ConnectWise LLC
8.93% (CME Term SOFR + 3.50%), 09/29/2028(2)		415	413
Corporation Service Co.
8.71% (CME Term SOFR + 3.25%), 11/02/2029(2)		386	387
CSC Holdings LLC
7.73% (Synthetic LIBOR + 2.25%), 07/17/2025(2)		500	491
7.98% (Synthetic LIBOR + 2.50%), 04/15/2027(2)		1,299	1,228
Deerfield Dakota Holding LLC
9.10% (CME Term SOFR + 3.75%), 04/09/2027(2)		1,744	1,726
DIRECTV Financing LLC
10.65% (CME Term SOFR + 5.00%), 08/02/2027(2)		4,705	4,700
DTI Holdco, Inc.
10.13% (CME Term SOFR + 4.75%), 04/26/2029(2)		285	281
EagleView Technology Corp.
9.11% (CME Term SOFR + 3.50%), 08/14/2025(2)		2,476	2,410
Elanco Animal Health, Inc.
7.19% (CME Term SOFR + 1.75%), 08/01/2027(2)		5,873	5,832
Element Materials Technology Group U.S. Holdings Inc.
9.70% (CME Term SOFR + 4.25%), 07/06/2029(2)		281	278
9.70% (CME Term SOFR + 4.25%), 07/06/2029(2)		609	602
Entegris, Inc.
7.85% (CME Term SOFR + 2.50%), 07/06/2029(2)		159	159
Envalior Finance GmbH
9.45% (EURIBOR + 5.50%), 03/29/2030(2)	EUR	4,100	4,117
10.88% (CME Term SOFR + 5.50%), 03/29/2030(2)		$8,139	7,439
Envision Healthcare Corp.
10.24% (CME Term SOFR + 4.75%), 03/31/2027(2)		2,697	3,182
Fertitta Entertainment LLC
9.36% (CME Term SOFR + 4.00%), 01/27/2029(2)		981	981
Filtration Group Corp.
9.72% (CME Term SOFR + 4.25%), 10/21/2028(2)		416	417

Finastra USA, Inc.
3.71% (CME Term SOFR + 7.25%), 09/13/2029(2)(10)		70	68
12.71% (CME Term SOFR + 7.25%), 09/13/2029(2)		2,537	2,486
Frontier Communications Holdings LLC
9.22% (CME Term SOFR + 3.75%), 10/08/2027(2)		1,636	1,626
Gainwell Acquisition Corp.
9.45% (CME Term SOFR + 4.00%), 10/01/2027(2)		2,449	2,376
Gen Digital, Inc.
6.96% (CME Term SOFR + 1.50%), 09/10/2027(2)		2,229	2,219
Genesee & Wyoming, Inc.
7.45% (CME Term SOFR + 2.00%), 12/30/2026(2)		1,208	1,210
Gray Television, Inc.
8.44% (CME Term SOFR + 3.00%), 12/01/2028(2)		2	2
Grifols Worldwide Operations Ltd.
7.54% (CME Term SOFR + 2.00%), 11/15/2027(2)		4,503	4,497
GTCR W Merger Sub LLC
0.00%, 09/20/2030		7,945	7,974
Hanesbrands, Inc.
0.00%, 11/19/2026		1,224	1,199
H-Food Holdings LLC
9.34% (CME Term SOFR + 3.69%), 05/23/2025(2)		348	277
ICON Plc
7.86% (CME Term SOFR + 2.25%), 07/03/2028(2)		466	467
7.86% (CME Term SOFR + 2.25%), 07/03/2028(2)		1,869	1,874
Jazz Pharmaceuticals Plc
8.97% (CME Term SOFR + 3.50%), 05/05/2028(2)		4,596	4,617
KFC Holding Co.
7.22% (CME Term SOFR + 1.75%), 03/15/2028(2)		1,137	1,137
Lealand Finance Co. BV
6.47% (CME Term SOFR + 1.00%), 06/30/2025(2)		652	255
8.47% (CME Term SOFR + 3.00%), 06/28/2024(2)		149	100
Light and Wonder International, Inc.
8.46% (CME Term SOFR + 3.00%), 04/14/2029(2)		891	892
Market Bidco Ltd.
8.75% (EURIBOR + 4.75%), 11/04/2027(2)	EUR	21,570	22,565
Mativ Holdings, Inc.
7.96% (CME Term SOFR + 2.50%), 05/06/2027(2)		$497	485
Medline Borrower LP
8.47% (CME Term SOFR + 3.00%), 10/23/2028(2)		2,442	2,452
MH Sub I LLC
9.61% (CME Term SOFR + 4.25%), 05/03/2028(2)		517	508

Naked Juice LLC
8.70% (CME Term SOFR + 3.25%), 01/24/2029(2)		5,285	5,099
11.45% (CME Term SOFR + 6.00%), 01/24/2030(2)		778	623
Open Text Corp.
7.21% (CME Term SOFR + 1.75%), 05/30/2025(2)		719	720
8.21% (CME Term SOFR + 2.75%), 01/31/2030(2)		1,463	1,466
Oracle Corp.
7.06% (CME Term SOFR + 1.60%), 08/16/2027(2)		5,417	5,390
Organon & Co.
8.47% (CME Term SOFR + 3.00%), 06/02/2028(2)		4,459	4,462
Osmosis Buyer Ltd.
9.09% (CME Term SOFR + 3.75%), 07/31/2028(2)		1,217	1,216
Patriot Container Corp.
9.21% (CME Term SOFR + 3.75%), 03/20/2025(2)		382	366
Penn Entertainment, Inc.
8.20% (CME Term SOFR + 2.75%), 05/03/2029(2)		666	667
Peraton Corp.
9.21% (CME Term SOFR + 3.75%), 02/01/2028(2)		1,284	1,286
Poseidon Bidco SAS.
9.18% (EURIBOR + 5.25%), 09/30/2028(2)	EUR	36,800	40,455
Pre-Paid Legal Services, Inc.
9.22% (CME Term SOFR + 3.75%), 12/15/2028(2)		$805	798
Proofpoint, Inc.
8.72% (CME Term SOFR + 3.25%), 08/31/2028(2)		187	187
Renaissance Holding Corp.
10.11% (CME Term SOFR + 4.75%), 04/05/2030(2)		869	871
SBA Senior Finance II LLC
7.21% (CME Term SOFR + 1.75%), 04/11/2025(2)		2,599	2,601
Setanta Aircraft Leasing DAC
7.61% (CME Term SOFR + 2.00%), 11/05/2028(2)		1,500	1,504
Sigma Holdco BV
7.41% (EURIBOR + 3.50%), 07/02/2025(2)	EUR	3,689	4,064
Sophia LP
8.96% (CME Term SOFR + 3.50%), 10/07/2027(2)		$405	406
Sotera Health Holdings LLC
8.39% (CME Term SOFR + 2.75%), 12/11/2026(2)		12,000	11,979
Spin Holdco, Inc.
9.62% (CME Term SOFR + 4.00%), 03/04/2028(2)		3,000	2,626
Star Parent, Inc.
9.35% (CME Term SOFR + 4.00%), 09/27/2030(2)		1,288	1,271

Sunshine Luxembourg VII Sarl
8.95% (CME Term SOFR + 3.50%), 10/01/2026(2)	1,673	1,681
SVF II Finco LP
6.00% (FIXED + 6.00%), 12/23/2025(2)(6)	7,056	7,056
Syniverse Holdings LLC
12.35% (CME Term SOFR + 7.00%), 05/13/2027(2)	287	250
Trans Union LLC
7.72% (CME Term SOFR + 2.25%), 12/01/2028(2)	2,165	2,170
TransDigm, Inc.
8.60% (CME Term SOFR + 3.25%), 02/22/2027(2)	2,710	2,720
8.60% (CME Term SOFR + 3.25%), 08/24/2028(2)	39,784	39,933
TruGreen LP
9.46% (CME Term SOFR + 4.00%), 11/02/2027(2)	439	423
U.S. Renal Care, Inc.
10.47% (CME Term SOFR + 5.00%), 06/20/2028(2)	953	715
United AirLines, Inc.
9.22% (CME Term SOFR + 3.75%), 04/21/2028(2)	523	524
William Morris Endeavor Entertainment LLC
8.22% (CME Term SOFR + 2.75%), 05/18/2025(2)	825	826
Windstream Services LLC
9.46% (CME Term SOFR + 4.00%), 02/23/2027(2)	4,210	4,126
11.71% (CME Term SOFR + 6.25%), 09/21/2027(2)	71	67
Zayo Group Holdings, Inc.
8.47% (CME Term SOFR + 3.00%), 03/09/2027(2)	5,111	4,375
9.68% (CME Term SOFR + 4.33%), 03/09/2027(2)	1,095	936

Total Bank Loans (Cost: $290,017)		301,595

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.10%
Communications – 0.06%
Clear Channel Outdoor Holdings, Inc.—Class A(8)	2,065	$3,758
iHeartMedia, Inc.—Class A(8)	499	1,332
iHeartMedia, Inc.—Class B(6)(8)	365	878
Intelsat SA(8)(18)	447	12,683
Windstream Holdings II LLC(6)(8)	9	81

Total Communications		18,732

Consumer Discretionary – 0.03%
Neiman Marcus Group, Inc.(6)(8)(18)	62	9,341

Total Consumer Discretionary		9,341

Financials – 0.00%(11)
CBL & Associates Properties, Inc.	2	41
Sunac Services Holdings Ltd.(1)	206	50

Voyager Aviation Holdings LLC(1)(6)(8)(15)		0	—

Total Financials			91

Healthcare – 0.01%
AmSurg Corp.(6)(8)(18)		91	3,882

Total Healthcare			3,882

Total Common Stocks (Cost: $56,460)			32,046

CONVERTIBLE PREFERRED STOCKS – 0.08%
Financials – 0.08%
Bank of America Corp., 7.25%		13	15,210
Wells Fargo & Co., 7.50%		10	12,537

Total Financials			27,747

Total Convertible Preferred Stocks (Cost: $32,125)			27,747

PREFERRED STOCKS – 0.00%(11)
Financials – 0.00%(11)
Cayenne Aviation Holdings LLC(1)(6)(8)(15)		0	—

Total Financials			—

Total Preferred Stocks (Cost: $61)			—

WARRANTS – 0.00%(11)
Communications – 0.00%(11)
Intelsat SA, expires 02/17/2027(6)(8)(15)		1	—
Intelsat SA, expires 02/17/2027(6)(8)(15)		4	—

Total Communications			—

Total Warrants (Cost: $8,349)			—

SHORT-TERM INVESTMENTS – 12.88%
Money Market Funds – 3.61%
Fidelity Institutional Money Market Government Fund—Class I, 5.29%(16)		1,203,007	1,203,007

Total Money Market Funds (Cost: $1,203,007)			1,203,007

	Principal Amount (000s)		Value (000s)
Government Related – 1.39%
Argentina Treasury Bond BONCER, 3.75%, 05/20/2024	ARS	477,026	1,446
Federal Home Loan Bank Discount Notes, 5.30%, 03/07/2024		$50,000	49,505
Federal Home Loan Bank Discount Notes, 5.34%, 05/15/2024		75,000	73,548
Federal Home Loan Bank Discount Notes, 5.40%, 01/24/2024		41,200	41,045
Federal Home Loan Bank Discount Notes, 5.45%, 03/04/2024		50,000	49,527

Federal Home Loan Bank Discount Notes, 5.48%, 04/22/2024		50,000	49,181
Japan Treasury Discount Bill, -0.26%, 04/04/2024	JPY	5,722,000	40,599
Japan Treasury Discount Bill, -0.22%, 02/19/2024		7,560,000	53,629
Japan Treasury Discount Bill, -0.22%, 01/22/2024		2,326,000	16,498
Japan Treasury Discount Bill, -0.19%, 03/25/2024		6,180,000	43,847
Japan Treasury Discount Bill, -0.18%, 03/11/2024		4,190,000	29,726
National Bank of Hungary Bill, 10.75%, 01/04/2024	HUF	5,600,000	16,142

Total Government Related (Cost: $458,233)			464,693

Repurchase Agreements – 0.26%
Bank of America Securities, Inc., 5.42% dated 12/29/2023, due 01/02/2024, repurchase price $85,313 (collateralized by U.S. Treasury Note, value $87,248, 3.63%, 03/31/2030)		$85,300	85,300

Total Repurchase Agreements (Cost: $85,300)			85,300

U.S. Treasury Bills – 7.55%
U.S. Treasury Bill, 0.00%, 01/02/2024		530,000	529,999
U.S. Treasury Bill, 0.00%, 01/23/2024		170,000	169,478
U.S. Treasury Bill, 0.00%, 02/29/2024(13)		160,000	158,643
U.S. Treasury Bill, 0.00%, 03/07/2024		300,010	297,190
U.S. Treasury Bill, 0.00%, 03/28/2024		27,980	27,633
U.S. Treasury Bill, 0.00%, 04/04/2024		493,846	487,212
U.S. Treasury Bill, 0.00%, 04/11/2024		114,185	112,540
U.S. Treasury Bill, 0.00%, 04/18/2024		296,035	291,466
U.S. Treasury Bill, 0.00%, 04/25/2024		305,046	300,049
U.S. Treasury Bill, 0.00%, 05/09/2024		127,915	125,578
U.S. Treasury Bill, 0.00%, 06/27/2024		17,130	16,705

Total U.S. Treasury Bills (Cost: $2,515,624)			2,516,493

Time Deposits – 0.07%
ANZ, Hong Kong, 3.02% due 01/02/2024	AUD	4,268	2,909
ANZ, Hong Kong, 3.31% due 01/03/2024	NZD	94	59
Bank of Montreal, London, 4.83% due 01/02/2024		$5,297	5,297
BNP Paribas, Paris, 0.55% due 01/03/2024	CHF	158	188
BNP Paribas, Paris, 6.29% due 01/02/2024	ZAR	6,051	331
Citibank, London, 2.96% due 01/02/2024	EUR	42	47
Citibank, New York, 4.83% due 01/02/2024		$1,031	1,031
HSBC, Hong Kong, 4.50% due 01/02/2024	HKD	10	1
HSBC, Singapore, 2.70% due 01/02/2024(15)	SGD	0	0
JP Morgan, New York, 4.83% due 01/02/2024		$2,064	2,064
Nordea Bank, Oslo, 3.44% due 01/02/2024(15)	NOK	5	0
Royal Bank of Canada, London, 2.96% due 01/02/2024	EUR	1,462	1,613
Royal Bank of Canada, London, 4.41% due 01/02/2024	GBP	5,029	6,409
Royal Bank of Canada, Toronto, 4.04% due 01/02/2024	CAD	554	418
Skandinaviska Enskilda Banken AB, Stockholm, -1.49% due 01/02/2024	SEK	7	1
Sumitomo Trust Bank, London, 4.83% due 01/02/2024		$2,822	2,822
Sumitomo, Tokyo, -0.34% due 01/04/2024	JPY	112,507	798

Total Time Deposits (Cost: $23,988)			23,988

Total Short-Term Investments (Cost: $4,286,152)			4,293,481

TOTAL INVESTMENTS IN SECURITIES – 114.15%
(Cost: $39,350,224)			38,063,837

TBA SALE COMMITMENTS – (0.68)%
Mortgage-Backed Obligations – (0.68)%
Fannie Mae
2.50%, 02/01/2054(17)	(53,100)	(45,226)
3.00%, 01/01/2038(17)	(7,977)	(7,521)
3.00%, 01/01/2054(17)	(70,850)	(62,666)
3.00%, 02/01/2054(17)	(70,850)	(62,733)
3.50%, 01/01/2039(17)	(1,149)	(1,106)
3.50%, 02/01/2054(17)	(6,400)	(5,877)
4.00%, 02/01/2053(17)	(5,559)	(5,262)
4.50%, 01/01/2054(17)	(5,000)	(4,846)
4.50%, 02/01/2054(17)	(9,000)	(8,730)
4.50%, 03/01/2054(17)	(16,400)	(15,897)
Ginnie Mae
3.50%, 01/01/2053(17)	(8,913)	(8,300)

Total Mortgage-Backed Obligations (Proceeds Received: $(220,833))		(228,164)

Total TBA Sale Commitments (Proceeds Received: $(220,833))		(228,164)

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.47)%		(4,492,736)

TOTAL NET ASSETS – 100.00%		$33,342,937

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

REIT Real Estate Investment Trust

ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
ZAR South African Rand

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $8,345,166, which represents 25.03% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2023.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2023.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2023.
(5)	Adjustable rate security. The rate reported is the rate in effect as of December 31, 2023.
(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $40,300, which represents 0.12% of total net assets.
(7)	Security in default as of December 31, 2023. The value of these securities totals $6,411, which represents 0.02% of total net assets.
(8)	Non-income producing security.
(9)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(10)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(11)	Amount calculated is less than 0.005%.
(12)	Inflation protected security. The value of these securities totals $1,023,858, which represents 3.07% of total net assets.
(13)	Assigned as collateral for certain futures and swap contracts. The value of these pledged issues totals $155,628, which represents 0.47% of total net assets.
(14)	Delayed delivery purchase commitment security. The value of these securities totals $5,039,697, which represents 15.11% of total net assets.
(15)	A zero balance may reflect actual amounts rounding to less than one thousand.
(16)	Represents annualized seven-day yield as of the close of the reporting period.
(17)	Delayed delivery sale commitment security. The value of these securities totals $(228,164), which represents (0.68)% of total net assets.
(18)	Security that is restricted at December 31, 2023. The value of these securities totals $80,399, which represents 0.24% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
54	3 Month SONIA Future	Dec. 2024	GBP	12,995	$16,586	$21
539	Australian 10 Year Bond Future	Mar. 2024	AUD	61,099	42,851	1,216
13,591	U.S. 2 Year Note Future	Mar. 2024		$2,774,100	2,798,578	24,478
20,040	U.S. 5 Year Note Future	Mar. 2024		2,144,367	2,179,819	35,452
348	U.S. 10 Year Note Future	Mar. 2024		39,363	39,286	(77)
4,289	U.S. Long Bond Future	Mar. 2024		513,676	535,857	22,181
20,839	U.S. Ultra 10 Year Note Future	Mar. 2024		2,367,855	2,459,328	91,473
1,318	U.S. Ultra Bond Future	Mar. 2024		163,637	176,077	12,440

						187,184

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(66)	3 Month SOFR Future	Mar. 2024		$(15,627)	$(15,677)	$(50)
(33)	3 Month SOFR Future	Jun. 2024		(7,835)	(7,878)	(43)
(955)	Canadian 10 Year Bond Future	Mar. 2024	CAD	(112,873)	(89,500)	(4,316)
(354)	Euro-Bund Future	Mar. 2024	EUR	(47,108)	(53,625)	(1,620)
(166)	Euro-Buxl 30 Year Bond Future	Mar. 2024		(22,002)	(25,971)	(1,681)
(2)	Japan 10 Year Bond Future	Mar. 2024	JPY	(291,687)	(2,081)	(12)
(3,813)	U.S. 2 Year Note Future	Mar. 2024		$(782,071)	(785,150)	(3,079)
(167)	U.S. 10 Year Note Future	Mar. 2024		(18,421)	(18,853)	(432)
(7,871)	U.S. Ultra 10 Year Note Future	Mar. 2024		(913,900)	(928,901)	(15,001)
(296)	U.S. Ultra Bond Future	Mar. 2024		(37,916)	(39,543)	(1,627)

						(27,861)

						$159,323

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	2,194	USD	1,443	01/09/24	Deutsche Bank	$52
AUD	1,950	USD	1,313	01/18/24	J.P. Morgan	17
AUD	970	USD	631	01/18/24	Morgan Stanley	30
BRL*	1,632	USD	330	01/03/24	Barclays Bank	6
BRL*	587,150	USD	115,530	01/03/24	Deutsche Bank	5,344
BRL*	12,092	USD	2,460	01/03/24	J.P. Morgan	29
BRL*	12,085	USD	2,470	02/02/24	Morgan Stanley	14
BRL*	591,272	USD	120,520	04/02/24	BNP Paribas	191
CAD	882	USD	660	01/18/24	Bank of America	6
CAD	595	USD	440	01/18/24	Citibank	9
CAD	796	USD	594	03/20/24	BNP Paribas	7
CLP	571,634	USD	620	01/18/24	Barclays Bank	28
COP	1,896,779	USD	470	01/18/24	Barclays Bank	18
COP	1,937,205	USD	490	01/18/24	Goldman Sachs	8
CZK	13,053	USD	557	03/04/24	J.P. Morgan	25
EUR	975	USD	1,068	01/09/24	Morgan Stanley	9
EUR	150	USD	162	01/18/24	Barclays Bank	4
EUR	1,350	USD	1,477	01/18/24	Citibank	14
EUR	410	USD	440	01/18/24	J.P. Morgan	13
HUF	463,999	USD	1,310	01/18/24	J.P. Morgan	24
IDR*	9,428,040	USD	600	01/18/24	Barclays Bank	12
IDR*	16,290,750	USD	1,050	01/18/24	Deutsche Bank	8
IDR*	22,290,690	USD	1,435	01/31/24	Citibank	13
IDR*	38,379,572	USD	2,490	03/20/24	BNP Paribas	2
IDR*	1,147,768	USD	74	03/20/24	Citibank	1
IDR*	201,857,133	USD	13,090	03/20/24	Goldman Sachs	19
IDR*	107,918,039	USD	6,990	03/20/24	J.P. Morgan	19
INR*	37,538	USD	450	01/18/24	Bank of America	1
INR*	685,825	USD	8,196	03/20/24	Bank of America	16
INR*	2,382,186	USD	28,480	03/20/24	BNP Paribas	44
INR*	713,972	USD	8,540	03/20/24	J.P. Morgan	9
JPY	3,676,514	USD	24,914	01/09/24	Bank of America	1,185
JPY	2,143,704	USD	14,621	01/09/24	BNP Paribas	597
JPY	4,336,500	USD	29,445	01/09/24	Goldman Sachs	1,339
JPY	1,396,581	USD	9,473	01/09/24	Morgan Stanley	441
JPY	143,076	USD	1,000	01/18/24	Deutsche Bank	17
JPY	70,991	USD	490	01/18/24	Morgan Stanley	15
KRW*	622,675	USD	480	01/18/24	Bank of America	1
KRW*	1,734,054	USD	1,330	01/18/24	Deutsche Bank	9
KRW*	102,660	USD	80	06/20/24	Goldman Sachs(1)	0
KRW*	14,074	USD	11	06/20/24	Morgan Stanley(1)	0
MXN	8,775	USD	500	01/18/24	J.P. Morgan	15
MXN	25,140	USD	1,450	01/18/24	Morgan Stanley	27
MXN	45,889	USD	2,618	01/18/24	UBS	77
MXN	1,923	USD	110	01/31/24	Deutsche Bank	3

MXN	1,346,302	USD	76,755	01/31/24	Goldman Sachs	2,129
MYR	6,153	USD	1,320	01/18/24	Barclays Bank	23
PLN	2,396	USD	590	01/18/24	Deutsche Bank	19
PLN	2,028	USD	510	01/18/24	J.P. Morgan	5
PLN	2,563	USD	640	01/18/24	UBS	11
THB	70,282	USD	1,990	01/18/24	J.P. Morgan	72
TRY	117,708	USD	3,962	01/02/24	Goldman Sachs	32
TRY	227,981	USD	7,429	01/31/24	Goldman Sachs	107
USD	4,030	TRY	118,410	01/02/24	Morgan Stanley	12
USD	337	BRL*	1,632	01/03/24	Barclays Bank	1
USD	120,520	BRL*	585,294	01/03/24	BNP Paribas	30
USD	2,498	BRL*	12,092	01/03/24	J.P. Morgan	8
USD	620	CLP	540,919	01/18/24	Barclays Bank	7
USD	9	ZAR	163	01/22/24	Deutsche Bank(1)	0
USD	5,982	IDR*	92,066,312	03/20/24	Morgan Stanley	2
ZAR	83,093	USD	4,524	01/17/24	BNP Paribas	13
ZAR	23,919	USD	1,300	01/18/24	Bank of America	6
ZAR	14,663	USD	780	01/18/24	Deutsche Bank	21
ZAR	441,655	USD	23,824	01/19/24	BNP Paribas	286
ZAR	6,863	USD	357	01/19/24	J.P. Morgan	18

					Total Unrealized Appreciation	12,520

AUD	2,255	USD	1,542	01/09/24	Deutsche Bank	(5)
BRL*	1,587	USD	328	01/03/24	Barclays Bank	(1)
BRL*	12,034	USD	2,486	01/03/24	Morgan Stanley	(8)
CLP	425,374	USD	490	01/18/24	Barclays Bank	(8)
CLP	426,158	USD	490	01/18/24	Citibank	(7)
EUR	2,233	USD	2,476	01/09/24	BNP Paribas	(10)
EUR	86	USD	95	01/18/24	UBS(1)	(0)
HUF	1,123	USD	3	01/04/24	BNP Paribas(1)	(0)
IDR*	51,467,314	USD	3,352	03/20/24	Goldman Sachs	(10)
IDR*	171,021,606	USD	11,119	03/20/24	Morgan Stanley	(12)
INR*	44,971	USD	540	01/18/24	Goldman Sachs(1)	(0)
TRY	95,122	USD	3,223	01/05/24	J.P. Morgan	(1)
TRY	122,077	USD	4,030	02/08/24	Morgan Stanley	(26)
TRY	90	USD	3	02/09/24	BNP Paribas(1)	(0)
TRY	432,849	USD	14,240	02/09/24	J.P. Morgan	(57)
TRY	146,944	USD	4,814	02/13/24	J.P. Morgan	(17)
TRY	596,046	USD	19,544	02/15/24	Goldman Sachs	(125)
TRY	816,234	USD	26,640	02/22/24	Goldman Sachs	(223)
TRY	415,462	USD	13,256	03/18/24	Goldman Sachs	(121)
TRY	166,907	USD	5,310	03/21/24	Goldman Sachs	(48)
USD	320	BRL*	1,587	01/03/24	Barclays Bank	(7)
USD	2,470	BRL*	12,034	01/03/24	Morgan Stanley	(7)
USD	5,696	HUF	1,999,235	01/04/24	BNP Paribas	(67)
USD	10,204	HUF	3,582,230	01/04/24	J.P. Morgan	(120)
USD	0	HUF	70	01/04/24	Morgan Stanley(1)	(0)
USD	5,107	AUD	7,722	01/09/24	Bank of America	(156)
USD	10,612	GBP	8,355	01/09/24	Bank of America	(38)
USD	14	JPY	1,988	01/09/24	Bank of America(1)	(0)
USD	204	NOK	2,168	01/09/24	Bank of America	(10)

USD	245,701	EUR	223,234	01/09/24	BNP Paribas	(795)
USD	216,881	GBP	171,660	01/09/24	BNP Paribas	(1,931)
USD	487	CAD	659	01/09/24	Goldman Sachs	(10)
USD	5,523	EUR	5,112	01/09/24	Goldman Sachs	(122)
USD	614	GBP	485	01/09/24	Goldman Sachs	(4)
USD	29	JPY	4,080	01/09/24	Goldman Sachs(1)	(0)
USD	450	TWD*	14,478	01/17/24	Morgan Stanley	(25)
USD	160	MXN	2,794	01/18/24	Bank of America	(4)
USD	770	ZAR	14,480	01/18/24	Bank of America	(21)
USD	470	COP	1,907,260	01/18/24	Barclays Bank	(21)
USD	480	KRW*	632,246	01/18/24	Barclays Bank	(8)
USD	1,553	PLN	6,252	01/18/24	Barclays Bank	(36)
USD	520	CZK	11,650	01/18/24	Citibank	(1)
USD	647	EUR	600	01/18/24	Citibank	(16)
USD	1,137	GBP	900	01/18/24	Citibank	(11)
USD	1,009	IDR*	15,649,118	01/18/24	Citibank	(7)
USD	11,080	MXN	199,589	01/18/24	Citibank	(643)
USD	933	EUR	860	01/18/24	Deutsche Bank	(17)
USD	579	IDR*	8,967,883	01/18/24	Deutsche Bank	(4)
USD	590	PLN	2,446	01/18/24	Deutsche Bank	(31)
USD	880	TWD*	27,432	01/18/24	Deutsche Bank	(21)
USD	838	COP	3,410,695	01/18/24	Goldman Sachs	(40)
USD	788	IDR*	12,165,415	01/18/24	Goldman Sachs	(2)
USD	1,333	PLN	5,523	01/18/24	Goldman Sachs	(71)
USD	440	CAD	606	01/18/24	Morgan Stanley	(18)
USD	470	CZK	10,608	01/18/24	Morgan Stanley	(4)
USD	1,402	IDR*	21,748,685	01/18/24	Morgan Stanley	(11)
USD	320	MXN	5,563	01/18/24	Morgan Stanley	(7)
USD	490	CLP	434,377	01/18/24	UBS	(3)
USD	2,838	MXN	49,601	01/18/24	UBS	(75)
USD	6,975	ZAR	132,857	01/19/24	Deutsche Bank	(277)
USD	61,649	ZAR	1,182,638	01/19/24	Morgan Stanley	(2,909)
USD	15,776	JPY	2,326,000	01/22/24	Deutsche Bank	(771)
USD	16,030	MXN	279,965	01/31/24	BNP Paribas	(374)
USD	1,445	IDR*	22,290,690	01/31/24	Citibank	(3)
USD	10,455	MXN	183,039	01/31/24	Goldman Sachs	(270)
USD	5,730	MXN	100,000	01/31/24	J.P. Morgan	(130)
USD	2,540	ZAR	48,137	02/05/24	Deutsche Bank	(83)
USD	432	EUR	399	02/06/24	Citibank	(9)
USD	23	TRY	699	02/08/24	Bank of America(1)	(0)
USD	50,790	JPY	7,560,000	02/20/24	Deutsche Bank	(3,233)
USD	3,060	TWD*	97,266	02/29/24	BNP Paribas	(154)
USD	1,750	CZK	39,930	03/04/24	Bank of America	(33)
USD	1,189	CZK	26,875	03/04/24	Citibank	(10)
USD	1,607	CZK	36,383	03/04/24	Deutsche Bank	(17)
USD	28,800	JPY	4,190,000	03/11/24	Morgan Stanley	(1,235)
USD	122	EUR	113	03/14/24	Barclays Bank	(3)
USD	583	EUR	539	03/14/24	UBS	(15)
USD	12,727	PEN*	48,342	03/20/24	Bank of America	(310)
USD	587	CAD	796	03/20/24	BNP Paribas	(14)

USD	36,425	TWD*	1,148,818	03/20/24	BNP Paribas	(1,633)
USD	3,266	COP	13,336,849	03/20/24	Citibank	(122)
USD	3,270	COP	13,336,849	03/20/24	Goldman Sachs	(118)
USD	619	COP	2,530,079	03/20/24	J.P. Morgan	(24)
USD	8,044	TWD*	250,082	03/20/24	J.P. Morgan	(241)
USD	18,024	EUR	16,426	03/20/24	UBS	(165)
USD	44,109	JPY	6,180,000	03/25/24	J.P. Morgan	(291)
USD	1,450	BRL*	7,593	04/02/24	Goldman Sachs	(100)
USD	40,817	JPY	5,722,000	04/04/24	BNP Paribas	(359)

					Total Unrealized Depreciation	(17,946)

					Net Unrealized Depreciation	$(5,426)

*	Non-deliverable forward
(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
PLN	Polish Zloty
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at December 31, 2023	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.HY.41	5.00%	12/20/2028	3.56%		$1,054	$(6)	$(57)	$(63)
iTraxx Europe Crossover Series 40 Version 1 Index	5.00	12/20/2028	3.10	EUR	2,377	(122)	(91)	(213)

						$(128)	$(148)	$(276)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2023	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	12/20/2024	0.47%	$5,200	$8	$20	$28
AT&T, Inc.	1.00	6/20/2026	0.61	2,700	325	(299)	26
AT&T, Inc.	1.00	6/20/2028	0.75	1,300	(7)	21	14
CDX.EM.31	1.00	6/20/2024	0.16	7,482	(243)	275	32
CDX.EM.32	1.00	12/20/2024	0.27	11,050	(449)	529	80
CDX.EM.34	1.00	12/20/2025	2.07	2,852	(184)	129	(55)
CDX.EM.36	1.00	12/20/2026	1.23	25,760	(705)	550	(155)
CDX.EM.38	1.00	12/20/2027	1.45	2,400	(156)	119	(37)
CDX.EM.39	5.00	6/20/2028	1.51	800	(49)	33	(16)
CDX.EM.40	1.00	12/20/2028	1.67	5,400	(267)	112	(155)
CDX.NA.HY.35	5.00	12/20/2025	1.91	485	39	(10)	29
CDX.NA.HY.39	5.00	12/20/2027	3.21	882	76	(21)	55
CDX.NA.HY.40	5.00	6/20/2028	3.36	1,584	4	96	100
CDX.NA.HY.40	5.00	12/20/2028	3.56	245,817	2,199	12,550	14,749
Ford Motor Credit Co. LLC	5.00	6/20/2024	0.54	19,600	535	(89)	446
Ford Motor Credit Co. LLC	5.00	12/20/2024	0.60	1,700	63	11	74
Ford Motor Credit Co. LLC	5.00	6/20/2025	0.85	700	27	15	42
Ford Motor Credit Co. LLC	5.00	12/20/2025	0.97	600	23	23	46
Ford Motor Credit Co. LLC	5.00	6/20/2026	1.14	19,400	1,229	544	1,773
Rolls-Royce PLC	1.00	6/20/2025	0.47	EUR 14,300	(726)	853	127

					$1,742	$15,461	$17,203

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Abbott Laboratories	1.00%	Quarterly	12/20/2028	0.47%	$2,433	$(48)	$(11)	$(59)
Bank of America	American Electric Power Co., Inc.	1.00	Quarterly	12/20/2028	0.39	2,783	(66)	(11)	(77)
Deutsche Bank	American Electric Power Co., Inc.	1.00	Quarterly	12/20/2028	0.39	3,488	(73)	(24)	(97)
Goldman Sachs	American Electric Power Co., Inc.	1.00	Quarterly	12/20/2028	0.39	6,460	(166)	(16)	(182)
Citibank	American Express Co.	1.00	Quarterly	12/20/2028	0.41	6,460	(147)	(30)	(177)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.28	975	15	(22)	(7)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.28	974	15	(22)	(7)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.28	970	15	(22)	(7)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.28	976	15	(22)	(7)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.28	1,370	21	(30)	(9)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.28	586	9	(13)	(4)
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2028	1.31	2,517	109	(74)	35
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2028	1.56	1,826	90	(46)	44
Bank of America	Dominion Energy, Inc.	1.00	Quarterly	12/20/2028	0.56	2,783	(47)	(9)	(56)
Bank of America	Dominion Energy, Inc.	1.00	Quarterly	12/20/2028	0.56	1,457	(23)	(6)	(29)
Barclays Bank	Dominion Energy, Inc.	1.00	Quarterly	12/20/2028	0.56	702	(11)	(3)	(14)
Citibank	Dominion Energy, Inc.	1.00	Quarterly	12/20/2028	0.56	1,383	(21)	(6)	(27)
Barclays Bank	Mexico Government International	1.00	Quarterly	12/20/2028	0.88	2,277	19	(32)	(13)
J.P. Morgan	Mexico Government International	1.00	Quarterly	12/20/2028	0.88	3,293	34	(52)	(18)
Barclays Bank	Republic of South Africa	1.00	Quarterly	12/20/2028	2.04	664	54	(24)	30
Barclays Bank	Republic of South Africa	1.00	Quarterly	12/20/2028	2.04	601	49	(22)	27
Barclays Bank	Republic of South Africa	1.00	Quarterly	12/20/2028	2.04	532	44	(20)	24

							$(113)	$(517)	$(630)

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	Brazilian Government International	1.00%	Quarterly	12/20/2024	0.28%	$3,200	$(15)	$38	$23
BNP Paribas	Colombia Government International	1.00	Quarterly	12/20/2027	1.15	600	(54)	50	(4)
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	0.99	1,900	(70)	71	1
Goldman Sachs	Colombia Government International	1.00	Quarterly	12/20/2027	1.15	800	(71)	67	(4)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	0.77	1,400	(66)	75	9
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2027	0.99	400	(15)	16	1
Morgan Stanley	Colombia Government International(1)	1.00	Quarterly	6/20/2027	0.99	900	(39)	39	0
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2027	1.15	1,000	(89)	84	(5)
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2028	0.88	200	(2)	3	1
J.P. Morgan	Mexico Government International(1)	1.00	Quarterly	6/20/2024	0.11	100	0	1	1
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.36	100	(1)	2	1
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.15	300	(1)	3	2
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	0.44	500	168	(160)	8
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	0.56	400	(4)	10	6
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2028	0.78	300	(7)	10	3
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2028	0.88	1,100	(12)	18	6
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	0.31	4,700	(42)	59	17
Bank of America	Turkey Government International	1.00	Quarterly	6/20/2024	0.27	400	(37)	38	1
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2024	0.59	1,300	(80)	86	6
BNP Paribas	Turkey Government International(1)	1.00	Quarterly	6/20/2025	1.19	200	(34)	34	0
Goldman Sachs	Turkey Government International	1.00	Quarterly	6/20/2024	0.27	1,200	(60)	65	5
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2024	0.59	900	(96)	100	4
Morgan Stanley	Turkey Government International	1.00	Quarterly	6/20/2024	0.27	400	(46)	48	2
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2024	0.59	3,700	(284)	300	16
Goldman Sachs	CMBX NA Series 14	3.00	Quarterly	12/16/2072	7.23	358	(60)	(10)	(70)

							$(1,017)	$1,047	$30

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.43)%	6 Month EURIBOR	Received	Semi-Annual	6/28/2024	EUR	2,700	$–	$71	$71
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200	–	82	82
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300	–	182	182
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400	–	129	129
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700	–	71	71
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100	196	2,661	2,857
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050		9,000	(259)	3,896	3,637
0.75	3 Month SOFR	Paid	Quarterly	6/16/2031		$108,850	(8,889)	(12,655)	(21,544)
0.83	6 Month EURIBOR	Received	Semi-Annual	12/9/2052	EUR	158,000	946	9,246	10,192
1.25	1 Year SOFR	Paid	Annual	6/15/2032		$26,170	(685)	(4,146)	(4,831)
1.25	3 Month SOFR	Received	Quarterly	12/16/2050		48,900	4,987	15,602	20,589
1.50	3 Month SOFR	Received	Quarterly	6/17/2050		81,200	(15,116)	45,515	30,399
1.75	1 Year SOFR	Paid	Annual	6/15/2029		3,570	(350)	(29)	(379)
1.75	1 Year SOFR	Paid	Annual	6/15/2032		9,860	(395)	(1,039)	(1,434)
2.25	3 Month SOFR	Received	Quarterly	3/12/2050		3,200	(10)	776	766
2.66	6 Month EURIBOR(1)	Received	Semi-Annual	12/15/2033	EUR	10,170	0	(154)	(154)
2.75	1 Year SOFR	Received	Annual	6/21/2053		$91,000	8,652	2,366	11,018
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	418	(2,835)	(2,417)
3.00	3 Month SOFR	Paid	Quarterly	6/19/2029		$6,100	484	(732)	(248)
3.00	1 Year SOFR	Paid	Annual	6/21/2033		104,870	(1,898)	(3,448)	(5,346)
3.00	1 Year SOFR	Paid	Annual	6/21/2033		100	(2)	(3)	(5)
3.00	6 Month EURIBOR	Received	Semi-Annual	3/20/2034	EUR	37,400	394	(2,363)	(1,969)
3.15	6 Month EURIBOR(1)	Paid	Semi-Annual	7/21/2028		2,008	0	59	59
3.16	6 Month EURIBOR(1)	Received	Semi-Annual	11/8/2028		46,761	0	(1,592)	(1,592)
3.16	6 Month EURIBOR(1)	Received	Semi-Annual	11/8/2028		46,761	0	(1,610)	(1,610)
3.19	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026	KRW	1,633,880	0	2	2
3.22	6 Month EURIBOR(1)	Paid	Semi-Annual	11/8/2033	EUR	12,663	0	860	860
3.22	6 Month EURIBOR(1)	Paid	Semi-Annual	11/8/2033		12,663	0	869	869
3.25	1 Year SOFR	Paid	Annual	6/21/2028		$218,700	(3,385)	(1,909)	(5,294)
3.25	6 Month EURIBOR	Paid	Semi-Annual	3/20/2029	EUR	250,100	11,661	(117)	11,544
3.25	1 Year SOFR	Received	Annual	12/20/2053		$129,000	6,445	(4,633)	1,812
3.33	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026	KRW	1,636,900	0	7	7
3.38	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026		1,637,145	0	9	9
3.38	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026		1,637,145	0	9	9
3.40	Canadian Overnight Repo Rate Average(1)	Received	Semi-Annual	6/15/2053		CAD 8,522	0	(556)	(556)
3.50	1 Year SOFR	Paid	Annual	12/20/2033		$2,000	(58)	60	2
3.50	1 Year SOFR	Paid	Annual	12/20/2033		12,760	(780)	791	11
3.52	1 Year SOFR	Received	Annual	12/20/2053		52,517	–	(1,915)	(1,915)
3.53	6 Month EURIBOR(1)	Paid	Semi-Annual	11/8/2025	EUR	56,045	0	648	648
3.54	6 Month EURIBOR(1)	Paid	Semi-Annual	11/8/2025		56,045	0	656	656
3.54	Canadian Overnight Repo Rate Average(1)	Paid	Semi-Annual	6/15/2033	CAD	19,176	0	552	552
3.60	1 Year SOFR	Paid	Annual	9/20/2025		$370,000	–	(5,768)	(5,768)
3.60	1 Year SOFR	Paid	Annual	5/30/2025		195,000	1	(871)	(870)
3.65	1 Year SOFR	Received	Annual	5/30/2025		195,000	28	850	878
3.72	Canadian Overnight Repo Rate Average(1)	Received	Semi-Annual	9/21/2053	CAD	2,165	0	(242)	(242)
3.75	1 Year SOFR	Received	Annual	6/20/2029		$168,100	(3,076)	(20)	(3,096)
4.00	Canadian Overnight Repo Rate Average(1)	Paid	Semi-Annual	9/21/2033	CAD	4,945	0	281	281
4.10	6 Month CZK PRIBOR(1)	Received	Semi-Annual	3/20/2026	CZK	49,300	0	(9)	(9)
4.25	1 Year SOFR	Received	Annual	3/20/2029		$16,600	(548)	(62)	(610)
4.25	1 Year SOFR	Received	Annual	3/20/2031		4,130	(196)	(15)	(211)
4.25	Sterling Overnight Index Average	Received	Annual	3/20/2054	GBP	600	(30)	(100)	(130)
4.50	Sterling Overnight Index Average	Received	Annual	3/20/2034		15,100	(471)	(1,541)	(2,012)
5.14	6 Month PLN WIBOR(1)	Received	Semi-Annual	12/20/2025	PLN	8,777	0	(7)	(7)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025	MXN	1,700	–	(7)	(7)
5.38	1 Year SOFR	Paid	Annual	10/25/2028		$497,150	–	39,980	39,980
5.54	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	5/4/2027	MXN	3,400	0	(20)	(20)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027		25,800	(12)	(68)	(80)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900	3	2	5
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300	(1)	(113)	(114)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300	4	3	7
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/14/2032		5,900	24	(5)	19
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/15/2032		24,500	89	(8)	81
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800	–	1	1
7.98	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/10/2027		3,300	0	5	5
7.99	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/21/2027		100	–	0	0
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200	(6)	36	30
8.03	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/31/2028		1,600	0	2	2
8.05	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/31/2028		2,400	0	3	3
8.41	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2027		14,300	–	15	15
8.66	Mexico Interbank TIIE 28 Day	Received	Lunar	4/4/2024		49,700	–	26	26
8.68	Mexico Interbank TIIE 28 Day	Received	Lunar	4/3/2024		119,300	–	61	61
8.70	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2032		14,300	–	(12)	(12)
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	4/6/2027		12,100	–	6	6
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	3/30/2032		6,000	–	(6)	(6)
8.75	Mexico Interbank TIIE 28 Day	Received	Lunar	4/5/2024		29,000	–	15	15
8.95	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	11/8/2028		34,502	0	28	28

9.69	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	10/25/2028	34,489	0	88	88
10.95	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/3/2024	158,920	0	(2)	(2)
11.25	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	11/7/2024	156,413	0	(21)	(21)

						$(1,835)	$77,888	$76,053

Lunar—payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	8.62%	Colombia Overnight Interbank	Received	11/5/2025	COP	14,570,937	$–	$(43)	$(43)
Citibank	9.94	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026	BRL	13,329	–	(3)	(3)
Goldman Sachs	10.11	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		4,179	–	2	2
Citibank	10.18	Colombia Overnight Interbank	Received	6/20/2025	COP	9,399,772	–	(8)	(8)
Citibank	10.35	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027	BRL	12,976	–	49	49
Citibank	10.58	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		18,778	–	66	66
Barclays Bank	11.07	Brazil Cetip DI Interbank Deposit	Paid	1/2/2025		16,988	–	26	26
Citibank	11.75	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		10,487	–	76	76
Citibank	11.80	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		10,366	–	78	78
Bank of America	11.87	Brazil Cetip DI Interbank Deposit	Paid	1/2/2025		10,893	–	25	25
Citibank	12.62	Brazil Cetip DI Interbank Deposit(1)	Paid	1/2/2024		58,242	–	0	0
							$–	$268	$268

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.51%	30-Year EUR Inflation Linked(1)	Paid	12/15/2053	EUR	5,110	$0	$118	$118
4.00	10-Year GBP Inflation Linked	Paid	9/15/2031	GBP	7,300	(6)	(1,096)	(1,102)
4.06	10-Year GBP Inflation Linked	Paid	9/15/2031		6,800	28	(1,002)	(974)
4.07	10-Year GBP Inflation Linked	Paid	9/15/2031		13,100	(162)	(1,694)	(1,856)

						$(140)	$(3,674)	$(3,814)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 96.91%
Alabama – 2.82%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	$4,845	$4,903
5.00%, 09/01/2036	10,000	10,654
Alabama Housing Finance Authority
5.00%, 06/01/2026(1)	3,430	3,487
Alabama Public School & College Authority
5.00%, 11/01/2025	5,000	5,214
5.00%, 06/01/2035	4,000	4,076
5.00%, 11/01/2035	6,400	7,373
Birmingham Airport Authority
5.00%, 07/01/2028	700	777
5.00%, 07/01/2030	1,000	1,155
5.00%, 07/01/2031	350	403
5.00%, 07/01/2032	300	345
5.00%, 07/01/2034	800	916
Black Belt Energy Gas District
4.00%, 12/01/2049(1)	22,530	22,583
4.00%, 07/01/2052(1)	3,570	3,590
4.00%, 10/01/2052(1)	20,065	20,154
4.00%, 12/01/2052(1)	5,550	5,471
4.00%, 04/01/2053(1)	10,210	10,233
4.22% (SIFMA Municipal Swap Index Yield + 0.35%), 10/01/2052(2)	1,955	1,907
4.52% (SIFMA Municipal Swap Index Yield + 0.65%), 04/01/2053(2)	22,705	22,294
5.00%, 06/01/2027	1,585	1,653
5.00%, 06/01/2028	2,270	2,384
5.25%, 06/01/2027	1,300	1,371
5.25%, 12/01/2027	1,170	1,245
5.25%, 06/01/2028	1,540	1,645
5.25%, 12/01/2028	1,275	1,370
5.25%, 12/01/2053(1)	10,080	10,968
5.25%, 01/01/2054(1)	8,115	8,728
5.50%, 06/01/2049(1)	6,970	7,459
5.50%, 11/01/2053(1)	18,190	19,420
City of Montgomery AL
4.00%, 12/01/2036	400	418
Cooper Green Mercy Health Services Authority
5.00%, 09/01/2024	440	446

5.00%, 09/01/2025	475	489
5.00%, 09/01/2026	500	525
5.00%, 09/01/2028	550	600
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2048	1,350	1,371
6.00%, 10/01/2042	9,350	9,810
Energy Southeast A Cooperative District
5.50%, 11/01/2053(1)	7,500	8,212
5.75%, 04/01/2054(1)	3,700	4,144
Health Care Authority of the City of Huntsville
5.00%, 06/01/2036	2,600	2,820
5.00%, 06/01/2037	3,300	3,547
5.00%, 06/01/2053(1)	12,255	13,627
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385	1,388
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034(1)	3,870	3,735
Lower Alabama Gas District
4.00%, 12/01/2050(1)	12,610	12,657
Mobile County Board of School Commissioners
4.00%, 03/01/2034	1,315	1,387
4.00%, 03/01/2035	1,360	1,430
4.00%, 03/01/2036	1,500	1,568
4.00%, 03/01/2038	1,750	1,788
4.00%, 03/01/2039	1,700	1,726
4.00%, 03/01/2040	1,580	1,597
5.00%, 03/01/2028	1,030	1,080
5.00%, 03/01/2038	1,400	1,567
5.00%, 03/01/2039	1,720	1,914
Montgomery County Public Facilities Authority
4.00%, 03/01/2038	685	706
4.00%, 03/01/2039	415	426
4.00%, 03/01/2041	400	406
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000	919
Prichard Water Works & Sewer Board
2.25%, 11/01/2027	210	171
2.38%, 11/01/2028	550	429
Southeast Alabama Gas Supply District

4.00%, 06/01/2049(1)	11,010	11,015
4.51% (1 Month Term SOFR + 0.85%), 06/01/2049(2)	5,365	5,356
Southeast Energy Authority A Cooperative District
5.00%, 05/01/2053(1)	13,125	13,715
5.00%, 01/01/2054(1)	16,825	17,957
5.50%, 01/01/2053(1)	12,400	13,465
State of Alabama
3.00%, 08/01/2026	5,000	5,003
Town of Pike Road AL
5.00%, 03/01/2041	1,795	2,035
5.00%, 03/01/2042	1,560	1,760
5.00%, 03/01/2048	7,415	8,197
Tuscaloosa County Industrial Development Authority
5.25%, 05/01/2044(3)	1,500	1,382
University of Alabama
4.00%, 06/01/2033	1,070	1,130
West Jefferson Industrial Development Board
4.58%, 12/01/2038(1)	18,000	18,000

Total Alabama		361,696

Alaska – 0.18%
Alaska Housing Finance Corp.
3.00%, 06/01/2051	1,090	1,054
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385	1,502
Alaska Municipal Bond Bank Authority
5.00%, 12/01/2033	2,270	2,563
5.00%, 12/01/2037	1,500	1,647
5.00%, 12/01/2040	2,500	2,799
5.00%, 12/01/2042	1,500	1,610
5.25%, 12/01/2035	1,715	1,955
5.25%, 12/01/2036	930	1,055
5.25%, 12/01/2037	975	1,100
5.25%, 12/01/2047	1,620	1,742
Borough of North Slope AK
5.00%, 06/30/2026	500	529
Municipality of Anchorage AK
4.00%, 09/01/2040	1,500	1,545
Northern Tobacco Securitization Corp.
4.00%, 06/01/2050	1,625	1,635

4.00%, 06/01/2050	3,145	2,912

Total Alaska		23,648

Arizona – 1.86%
Arizona Health Facilities Authority
4.12% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(2)	600	601
4.12% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(2)	3,150	3,098
5.00%, 12/01/2039	1,150	1,157
Arizona Industrial Development Authority
2.65%, 07/01/2026	255	247
3.00%, 12/15/2031(3)	360	316
3.63%, 05/20/2033	2,591	2,453
4.00%, 07/01/2031	280	276
4.00%, 07/01/2031	275	278
4.00%, 11/01/2039	1,140	1,154
5.00%, 02/01/2034	2,585	2,996
5.00%, 01/01/2042(1)	16,805	17,528
5.00%, 10/01/2044(1)	6,120	6,341
Arizona State University
5.00%, 07/01/2042	500	517
Chandler Industrial Development Authority
3.80%, 12/01/2035(1)	13,850	14,140
5.00%, 06/01/2049(1)	18,960	18,996
5.00%, 09/01/2052(1)	20,560	21,383
City of Glendale AZ Excise Tax Revenue
5.00%, 07/01/2030	1,780	1,928
City of Mesa AZ
4.00%, 07/01/2028	1,265	1,327
City of Mesa AZ Utility System Revenue
5.00%, 07/01/2043	2,500	2,711
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2025	1,295	1,336
5.00%, 07/01/2026	1,675	1,747
5.00%, 07/01/2027	3,000	3,192
5.00%, 07/01/2028	1,070	1,168
5.00%, 07/01/2028	4,440	4,804
5.00%, 07/01/2029	725	798
5.00%, 07/01/2030	1,000	1,108
5.00%, 07/01/2031	725	801
5.00%, 07/01/2032	120	133

5.00%, 07/01/2032	800	848
5.00%, 07/01/2032	5,595	6,395
5.00%, 07/01/2034	1,650	2,009
5.00%, 07/01/2035	1,885	2,285
5.00%, 07/01/2036	3,000	3,222
5.00%, 07/01/2036	4,210	4,342
5.00%, 07/01/2037	1,765	1,815
5.00%, 07/01/2039	4,700	4,887
5.00%, 07/01/2042	540	558
5.00%, 07/01/2045	635	668
Gilbert Water Resource Municipal Property Corp.
5.00%, 07/15/2032	1,370	1,645
5.00%, 07/15/2033	1,920	2,299
5.00%, 07/15/2034	1,785	2,132
Glendale Industrial Development Authority
5.00%, 05/15/2056	1,375	1,128
Industrial Development Authority of the City of Phoenix Arizona
5.00%, 07/01/2033	415	436
5.00%, 07/01/2034	765	804
5.00%, 07/01/2038	1,295	1,331
5.13%, 02/01/2034	2,505	2,462
5.38%, 02/01/2041	3,580	3,402
Industrial Development Authority of the County of Yavapai
2.20%, 03/01/2028(1)	2,100	2,084
Maricopa County Industrial Development Authority
5.00%, 01/01/2046(1)	3,210	3,356
5.00%, 07/01/2047	1,000	1,058
5.75%, 01/01/2036(3)	1,500	1,211
6.00%, 01/01/2048(3)	1,155	821
Maricopa County School District No 83-Cartwright Elementary
4.00%, 07/01/2036	1,315	1,400
4.00%, 07/01/2037	860	903
4.00%, 07/01/2038	500	520
4.00%, 07/01/2039	1,035	1,064
4.00%, 07/01/2040	1,090	1,114
Maricopa County Special Health Care District
4.00%, 07/01/2035	805	859
4.00%, 07/01/2038	19,340	19,742
5.00%, 07/01/2025	5,000	5,145

5.00%, 07/01/2026	7,000	7,392
5.00%, 07/01/2033	6,555	7,520
Salt River Project Agricultural Improvement & Power District
4.00%, 01/01/2041	4,680	4,788
5.00%, 01/01/2024	1,600	1,600
5.00%, 01/01/2033	1,000	1,097
5.00%, 12/01/2036	6,670	6,867
5.00%, 01/01/2038	3,985	4,213
Salt Verde Financial Corp.
5.00%, 12/01/2032	5,020	5,480
University of Arizona
5.00%, 06/01/2038	1,955	2,158
5.00%, 06/01/2046	2,000	2,064
Western Maricopa Education Center District No 402
5.00%, 07/01/2024	320	323
5.00%, 07/01/2025	1,410	1,452

Total Arizona		239,433

Arkansas – 0.36%
Arkansas Development Finance Authority
3.13%, 07/01/2036	180	149
4.00%, 07/01/2027	220	220
4.50%, 09/01/2049(3)	15,680	15,561
5.70%, 05/01/2053	3,175	3,216
6.88%, 07/01/2048(3)	3,900	4,084
12.00%, 07/01/2048(3)	8,400	8,981
County of Pulaski AR
5.00%, 03/01/2036	1,000	1,155
5.00%, 03/01/2040	500	559
5.00%, 03/01/2042	1,225	1,354
Little Rock School District
2.00%, 02/01/2036	4,275	3,507
University of Arkansas
5.00%, 03/01/2033	5,845	5,954
5.00%, 11/01/2047	1,000	1,047

Total Arkansas		45,787

California – 6.40%
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	1,710	1,793
Alisal Union School District

5.25%, 08/01/2042	740	796
Anaheim Public Financing Authority
5.00%, 09/01/2029	1,860	2,068
Bay Area Toll Authority
2.85%, 04/01/2047(1)	965	958
2.95%, 04/01/2047(1)	1,130	1,113
4.28% (SIFMA Municipal Swap Index Yield + 0.41%), 04/01/2056(2)	15,000	14,578
4.32% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056(2)	10,000	9,869
5.12% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(2)	1,000	1,004
Calexico Unified School District
4.00%, 08/01/2042	680	697
California Community Choice Financing Authority
5.00%, 07/01/2053(1)	12,010	12,757
5.25%, 01/01/2054(1)	14,325	15,153
5.50%, 10/01/2054(1)	5,000	5,547
California Community Housing Agency
3.00%, 08/01/2056(3)	570	389
4.00%, 08/01/2051(3)	925	571
California County Tobacco Securitization Agency
4.00%, 06/01/2034	400	416
4.00%, 06/01/2036	275	283
4.00%, 06/01/2037	275	281
4.00%, 06/01/2038	275	278
5.00%, 06/01/2026	215	223
California Health Facilities Financing Authority
4.00%, 03/01/2033	11,945	11,843
4.00%, 04/01/2035	1,930	2,000
4.00%, 04/01/2045	2,000	1,999
5.00%, 08/15/2034	125	132
California Housing Finance Agency
3.50%, 11/20/2035	7,786	7,580
4.00%, 03/20/2033	467	475
4.38%, 09/20/2036	3,168	3,179
California Infrastructure & Economic Development Bank
3.65%, 01/01/2050(1)(3)	46,780	46,730
5.00%, 11/01/2044	555	580
California Municipal Finance Authority
4.00%, 07/15/2029	6,900	6,782
4.00%, 05/15/2036	2,750	2,846

4.13%, 10/01/2041(1)	6,000	6,011
4.20%, 07/01/2051(1)	1,240	1,240
4.38%, 09/01/2053(1)	1,670	1,716
4.50%, 10/01/2045(1)	10,000	10,002
4.70%, 07/01/2041(1)	7,500	7,503
5.00%, 08/01/2026(1)	4,000	4,087
5.00%, 08/15/2029	1,000	1,094
5.00%, 11/01/2033	765	890
5.00%, 08/15/2034	1,065	1,161
5.25%, 11/01/2034	1,000	1,196
California Public Finance Authority
2.13%, 11/15/2027(3)	750	749
4.00%, 07/15/2041	2,800	2,921
California School Finance Authority
2.00%, 10/01/2024(3)	285	280
3.00%, 10/01/2031(3)	215	201
4.00%, 11/01/2031(3)	500	488
4.00%, 11/01/2041(3)	980	867
California State Public Works Board
4.00%, 11/01/2038	4,000	4,214
5.00%, 03/01/2024	2,500	2,509
5.00%, 08/01/2030	970	1,132
5.00%, 08/01/2033	1,800	2,136
5.00%, 09/01/2039	10,705	10,804
California Statewide Communities Development Authority
4.00%, 09/02/2025	375	375
4.00%, 09/02/2029	300	300
4.00%, 09/02/2031	300	298
4.00%, 05/15/2036	1,540	1,605
4.00%, 04/01/2037	700	714
4.00%, 05/15/2037	3,595	3,717
4.00%, 05/15/2038	2,795	2,857
4.75%, 09/02/2033	500	514
5.00%, 04/01/2035	1,300	1,433
5.00%, 02/01/2045	1,175	823
5.00%, 04/01/2046(1)	4,300	4,849
Castaic Lake Water Agency
0.00%, 08/01/2028	2,205	1,940
City of Los Angeles Department of Airports

4.00%, 05/15/2035	685	715
4.00%, 05/15/2036	800	829
4.00%, 05/15/2037	850	873
4.00%, 05/15/2038	460	493
4.00%, 05/15/2038	750	762
4.00%, 05/15/2038	8,235	8,362
4.00%, 05/15/2039	775	781
4.00%, 05/15/2039	11,305	11,390
4.00%, 05/15/2040	750	756
4.00%, 05/15/2041	800	806
4.75%, 05/15/2035	8,340	8,492
5.00%, 05/15/2026	520	541
5.00%, 05/15/2028	1,150	1,241
5.00%, 05/15/2031	2,325	2,497
5.00%, 05/15/2033	1,325	1,422
5.00%, 05/15/2033	1,600	1,828
5.00%, 05/15/2034	130	149
5.00%, 05/15/2034	1,860	2,061
5.00%, 05/15/2034	2,295	2,601
5.00%, 05/15/2035	1,510	1,641
5.00%, 05/15/2035	9,725	10,302
5.00%, 05/15/2036	145	166
5.00%, 05/15/2036	2,515	2,680
5.00%, 05/15/2036	2,585	2,901
5.00%, 05/15/2037	2,000	2,213
5.00%, 05/15/2038	3,705	4,004
5.00%, 05/15/2040	1,095	1,106
5.00%, 05/15/2040	10,000	10,715
5.00%, 05/15/2041	2,255	2,437
5.00%, 05/15/2041	9,890	10,082
5.25%, 05/15/2031	4,805	5,226
5.25%, 05/15/2032	1,000	1,086
5.50%, 05/15/2036	3,500	4,104
City of Rancho Cordova CA
5.00%, 09/01/2035	1,155	1,338
5.00%, 09/01/2036	1,255	1,445
5.00%, 09/01/2037	2,705	3,082
City of Rocklin CA
4.00%, 09/01/2043	1,500	1,533

City of Sacramento CA North Natomas Community Facilities District No 4
5.00%, 09/01/2031	3,270	3,786
City of San Mateo CA
5.25%, 09/01/2035	2,930	3,370
CMFA Special Finance Agency VIII
3.00%, 08/01/2056(3)	2,755	1,808
Corona Community Facilities District
5.00%, 09/01/2027	100	106
5.25%, 09/01/2034	185	206
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2029	150	164
5.00%, 09/01/2031	225	249
5.00%, 09/01/2034	335	369
5.00%, 09/01/2036	560	611
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2041	1,000	1,033
CSCDA Community Improvement Authority
3.00%, 09/01/2056(3)	6,565	4,473
3.13%, 08/01/2056(3)	1,550	1,075
3.13%, 06/01/2057(3)	4,540	2,934
3.25%, 04/01/2057(3)	2,880	1,987
4.00%, 10/01/2056(3)	250	210
4.00%, 12/01/2056(3)	1,280	920
4.00%, 06/01/2058(3)	1,115	830
4.00%, 12/01/2058(3)	3,360	2,527
4.00%, 12/01/2059(3)	255	164
East Bay Municipal Utility District Water System Revenue
5.00%, 06/01/2038	2,500	2,966
Fontana Unified School District
2.38%, 08/01/2044	1,500	1,108
Foothill-de Anza Community College District
5.00%, 04/01/2035	250	254
5.00%, 04/01/2036	200	203
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	48,125	5,662
5.00%, 06/01/2024	255	257
Hercules Redevelopment Agency Successor Agency
5.00%, 08/01/2037	2,050	2,352
5.00%, 08/01/2042	630	702

Indian Wells Redevelopment Agency Successor Agency
5.00%, 09/01/2033	2,400	2,545
Kern Community College District
5.25%, 08/01/2036	1,150	1,410
Los Angeles Community College District
4.00%, 08/01/2036	10,020	10,291
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
4.00%, 06/01/2035	2,500	2,701
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200	1,258
5.00%, 12/01/2030	2,520	2,636
5.00%, 12/01/2032	3,250	3,921
5.00%, 12/01/2034	5,375	6,452
Los Angeles Department of Water & Power
5.00%, 07/01/2039	2,500	2,900
5.00%, 07/01/2039	12,645	14,320
5.00%, 07/01/2040	9,185	10,361
5.00%, 07/01/2042	4,495	4,650
Los Angeles Unified School District
4.00%, 07/01/2036	6,190	6,669
4.00%, 07/01/2037	3,000	3,201
5.00%, 07/01/2027	2,385	2,608
Madera Unified School District
4.00%, 08/01/2044	1,250	1,256
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700	1,771
5.00%, 08/01/2028	1,000	1,038
5.00%, 08/01/2029	775	804
5.00%, 08/01/2030	2,530	2,626
Metropolitan Water District of Southern California
4.01% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(2)	2,530	2,526
4.01% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(2)	6,650	6,640
Mount Diablo Unified School District
4.00%, 08/01/2026	1,225	1,275
4.00%, 08/01/2030	1,445	1,591
Napa Valley Community College District
4.00%, 08/01/2033	2,500	2,560
Norman Y Mineta San Jose International Airport SJC
4.00%, 03/01/2034	4,000	4,167

5.00%, 03/01/2028	1,340	1,404
5.00%, 03/01/2030	1,700	1,784
5.00%, 03/01/2042	1,390	1,461
Oakland Unified School District/Alameda County
4.00%, 08/01/2046	2,815	2,833
Ontario International Airport Authority
4.00%, 05/15/2039	850	856
4.00%, 05/15/2040	635	640
4.00%, 05/15/2041	400	403
Orange County Sanitation District
5.00%, 02/01/2036	5,000	5,056
Port of Los Angeles
5.00%, 08/01/2027	1,810	1,824
Port of Oakland
5.00%, 05/01/2024	150	151
5.00%, 05/01/2026	1,170	1,221
5.00%, 05/01/2028	1,875	2,024
5.00%, 05/01/2029	1,875	2,051
5.00%, 11/01/2029	1,875	2,066
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2039	15,000	17,461
Romoland School District
5.00%, 09/01/2043	440	465
Sacramento City Financing Authority
5.00%, 12/01/2033	875	915
Sacramento City Unified School District
5.00%, 07/01/2031	1,740	2,056
San Diego County Regional Airport Authority
4.00%, 07/01/2035	4,815	4,979
5.00%, 07/01/2030	205	227
5.00%, 07/01/2037	6,000	6,585
5.00%, 07/01/2038	6,100	6,627
5.00%, 07/01/2039	1,315	1,450
5.00%, 07/01/2040	1,235	1,360
San Francisco Bay Area Rapid Transit District
3.00%, 08/01/2050	4,195	3,290
5.00%, 08/01/2039	2,650	3,100
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2033	40,000	45,855

5.00%, 05/01/2037	945	1,014
San Joaquin Hills Transportation Corridor Agency
5.25%, 01/15/2044	2,000	2,012
5.25%, 01/15/2049	5,260	5,280
State of California
4.00%, 10/01/2025	2,240	2,295
4.00%, 03/01/2026	375	386
4.00%, 10/01/2026	2,740	2,847
4.00%, 10/01/2033	2,900	3,191
4.00%, 11/01/2035	1,750	1,894
4.00%, 03/01/2036	2,385	2,557
4.00%, 10/01/2036	6,300	6,691
4.00%, 11/01/2036	2,735	2,937
5.00%, 10/01/2025	1,280	1,333
5.00%, 09/01/2026	2,000	2,130
5.00%, 08/01/2027	620	643
5.00%, 11/01/2028	8,000	8,983
5.00%, 08/01/2029	935	991
5.00%, 09/01/2029	370	393
5.00%, 11/01/2029	3,170	3,470
5.00%, 04/01/2030	5,130	5,942
5.00%, 08/01/2030	3,500	3,710
5.00%, 08/01/2030	3,910	4,256
5.00%, 09/01/2034	1,430	1,725
5.00%, 10/01/2034	1,440	1,754
5.00%, 04/01/2035	980	1,083
5.00%, 04/01/2035	2,585	3,094
5.00%, 09/01/2035	1,365	1,642
5.00%, 09/01/2035	2,320	2,790
5.00%, 10/01/2036	4,410	5,310
5.00%, 10/01/2037	15,000	17,482
5.00%, 10/01/2039	5,750	6,760
5.00%, 09/01/2041	7,200	8,207
5.00%, 10/01/2041	19,860	22,501
5.00%, 09/01/2042	19,300	22,122
State of California Department of Water Resources
5.00%, 12/01/2025	1,500	1,572
5.00%, 12/01/2033	8,530	10,106
University of California

5.00%, 05/15/2034	1,500	1,867
5.00%, 05/15/2036	1,135	1,396
5.00%, 05/15/2039	20,000	23,862
5.50%, 05/15/2040	14,250	17,429
West Contra Costa Healthcare District
4.00%, 07/01/2034	1,125	1,205

Total California		821,715

Colorado – 1.95%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050	2,189
5.00%, 12/15/2030	3,500	3,725
Adams County School District No 1
5.00%, 12/01/2033	1,000	1,065
Arapahoe County School District No 5 Cherry Creek
2.00%, 12/15/2026	1,500	1,448
2.30%, 12/15/2028	2,500	2,386
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150	1,317
5.50%, 12/01/2043	1,750	1,934
Arkansas River Power Authority
5.00%, 10/01/2031	750	789
5.00%, 10/01/2038	4,665	4,836
5.00%, 10/01/2043	5,000	5,142
Boulder Larimer & Weld Counties St Vrain Valley School District Re1J
5.00%, 12/15/2035	2,195	2,347
5.00%, 12/15/2036	1,500	1,604
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027	8,200	8,785
5.00%, 11/15/2029	3,105	3,317
5.00%, 12/01/2029	1,130	1,227
5.00%, 12/01/2031	9,410	10,103
5.00%, 11/15/2032	2,175	2,527
5.00%, 12/01/2032	385	413
5.00%, 12/01/2035	420	448
5.00%, 12/01/2043	5,350	5,555
5.50%, 11/15/2031	6,030	7,066
5.50%, 11/15/2032	1,660	1,975
5.50%, 11/15/2033	1,865	2,217
5.50%, 11/15/2042	2,760	3,132

5.75%, 11/15/2034	960	1,161
5.75%, 11/15/2035	890	1,074
5.75%, 11/15/2040	6,500	7,564
5.75%, 11/15/2041	1,300	1,506
City & County of Denver CO Pledged Excise Tax Revenue
5.00%, 08/01/2044	2,685	2,759
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2035	1,500	1,730
5.00%, 11/15/2042	1,550	1,638
Colorado Educational & Cultural Facilities Authority
4.00%, 05/01/2026	80	80
4.00%, 06/01/2026	535	542
4.00%, 06/01/2028	580	596
4.00%, 05/01/2029	70	70
4.00%, 05/01/2030	65	65
4.00%, 06/01/2030	325	336
4.00%, 06/01/2032	340	352
4.00%, 05/01/2036	75	73
4.00%, 07/01/2036	1,295	1,325
Colorado Health Facilities Authority
2.13%, 05/15/2028	750	698
4.00%, 01/01/2035	2,495	2,609
4.00%, 08/01/2044	1,520	1,499
5.00%, 11/01/2025	1,715	1,775
5.00%, 11/01/2026	1,330	1,406
5.00%, 08/01/2027	1,000	1,077
5.00%, 08/01/2028	1,000	1,097
5.00%, 05/15/2031	1,000	1,168
5.00%, 05/15/2032	1,000	1,187
5.00%, 11/15/2041	2,500	2,561
5.00%, 08/01/2044	6,110	6,363
5.00%, 09/01/2046	1,000	1,020
5.00%, 08/01/2049(1)	1,330	1,375
5.00%, 11/15/2049(1)	235	250
5.00%, 11/15/2049(1)	2,350	2,484
5.00%, 11/15/2057(1)	23,865	27,584
5.00%, 05/15/2062(1)	3,295	3,469
5.00%, 05/15/2062(1)	4,415	4,839
5.25%, 11/01/2038	1,100	1,219

5.25%, 11/01/2039	1,000	1,102
Colorado Housing & Finance Authority
4.25%, 11/01/2049	325	327
4.25%, 11/01/2049	600	603
County of El Paso CO
4.00%, 12/01/2033	800	847
4.00%, 12/01/2035	910	959
Denver City & County School District No 1
5.00%, 12/01/2039	10,000	11,438
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	1,000	1,032
E-470 Public Highway Authority
3.96% (SOFR + 0.35%), 09/01/2039(2)	2,195	2,189
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000	2,086
Fiddlers Business Improvement District
5.00%, 12/01/2032(3)	1,190	1,213
Ground Water Management Subdistrict of Central Colorado Water Conservancy Distributors
4.00%, 12/01/2040	2,735	2,748
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000	2,191
Morgan Hill Metropolitan District No 3
3.00%, 12/01/2031	490	409
Reata South Metropolitan District
5.38%, 12/01/2037	1,915	1,930
Regional Transportation District
4.00%, 01/15/2033	850	877
4.00%, 07/15/2033	270	281
4.00%, 07/15/2034	750	773
5.00%, 06/01/2031	1,315	1,472
5.00%, 07/15/2032	600	657
Reunion Metropolitan District
3.63%, 12/01/2044	1,637	1,238
Sierra Ridge Metropolitan District No 2
4.00%, 12/01/2042	1,035	1,035
Southlands Metropolitan District No 1
3.50%, 12/01/2027	500	479
State of Colorado
4.00%, 12/15/2035	7,400	7,953

4.00%, 12/15/2037	1,800	1,860
6.00%, 12/15/2038	7,700	9,556
6.00%, 12/15/2040	3,630	4,467
6.00%, 12/15/2041	3,370	4,132
STC Metropolitan District No 2
3.00%, 12/01/2025	555	526
University of Colorado
2.00%, 06/01/2051(1)	1,310	1,260
2.00%, 06/01/2051(1)	1,545	1,506
2.00%, 06/01/2054(1)	5,955	5,907
5.00%, 06/01/2047	500	528
University of Colorado Hospital Authority
5.00%, 11/15/2047(1)	9,530	9,584
Vauxmont Metropolitan District
5.00%, 12/01/2024	200	203
5.00%, 12/15/2024	135	137
5.00%, 12/01/2025	180	187
5.00%, 12/15/2025	85	88
5.00%, 12/01/2026	195	207
5.00%, 12/01/2027	205	222
5.00%, 12/01/2028	210	231
5.00%, 12/15/2028	130	136
5.00%, 12/01/2029	210	235
5.00%, 12/15/2029	5	5
5.00%, 12/15/2030	125	131
5.00%, 12/01/2031	230	258
5.00%, 12/01/2032	250	280
5.00%, 12/01/2035	100	111
VDW Metropolitan District No 2
4.00%, 12/01/2045	885	853
Weld County School District No RE-2 Eaton
5.00%, 12/01/2037	2,280	2,534
Weld County School District No RE-4
5.00%, 12/01/2042	1,000	1,130

Total Colorado		250,211

Connecticut – 2.43%
City of Bridgeport CT
4.00%, 06/01/2037	2,460	2,539
4.00%, 09/01/2042	995	1,006

5.00%, 09/15/2029	2,600	2,924
5.00%, 09/15/2030	2,250	2,535
5.00%, 06/01/2033	1,985	2,232
5.00%, 09/01/2040	1,380	1,515
City of Hartford CT
5.00%, 07/15/2026	2,430	2,512
City of New Britain CT
5.00%, 03/01/2027	1,260	1,343
5.00%, 03/01/2028	1,490	1,593
5.00%, 03/01/2033	1,900	2,027
City of New Haven CT
4.00%, 08/01/2037	1,000	1,012
5.00%, 08/15/2029	2,000	2,107
5.00%, 08/15/2031	1,000	1,054
City of West Haven CT
4.00%, 09/15/2030	300	319
4.00%, 09/15/2031	325	344
Connecticut Housing Finance Authority
3.00%, 11/15/2050	4,755	4,631
3.00%, 05/15/2051	7,300	7,075
4.40%, 05/15/2066(1)	6,355	6,440
5.00%, 05/15/2025	1,995	2,043
5.00%, 11/15/2025	1,270	1,314
5.00%, 05/15/2026	1,290	1,349
5.00%, 11/15/2026	600	634
5.00%, 05/15/2027	675	721
5.00%, 11/15/2027	550	594
5.00%, 05/15/2028	700	762
5.00%, 11/15/2028	750	823
5.00%, 05/15/2029	720	793
5.00%, 11/15/2029	1,000	1,109
Connecticut State Health & Educational Facilities Authority
0.38%, 07/01/2035(1)	5,885	5,761
1.10%, 07/01/2033(1)	22,000	21,382
1.80%, 07/01/2049(1)	2,005	1,983
2.00%, 07/01/2042(1)	6,470	6,297
3.20%, 07/01/2037(1)	5,365	5,421
4.00%, 07/01/2032	250	268
4.00%, 07/01/2033	265	282

4.00%, 07/01/2034	275	291
4.00%, 07/01/2035	250	263
4.00%, 07/01/2036	200	208
4.00%, 07/01/2046	880	815
5.00%, 11/01/2024	475	483
5.00%, 07/01/2025(3)	435	432
5.00%, 11/01/2028	1,245	1,385
5.00%, 07/01/2029	150	167
5.00%, 07/01/2029(3)	440	436
5.00%, 07/01/2029	1,000	1,090
5.00%, 07/01/2030	175	198
5.00%, 06/01/2031	600	677
5.00%, 07/01/2031	250	287
5.00%, 07/01/2031	2,500	2,520
5.00%, 07/01/2032	700	784
5.00%, 07/01/2032	2,000	2,201
5.00%, 07/01/2033	235	271
5.00%, 07/01/2033	600	669
5.00%, 07/01/2033	2,730	3,046
5.00%, 07/01/2034	320	368
5.00%, 07/01/2034	700	778
5.00%, 07/01/2035	350	400
5.00%, 07/01/2035	950	1,050
5.00%, 07/01/2036	360	408
5.00%, 07/01/2036	1,000	1,098
5.00%, 07/01/2037	390	437
5.00%, 07/01/2039(3)	1,500	1,494
5.00%, 07/01/2039	3,275	3,618
5.00%, 07/01/2049(3)	1,550	1,349
5.00%, 07/01/2053(1)	2,625	2,757
5.00%, 07/01/2053(1)	3,445	3,491
Metropolitan District
4.00%, 09/01/2037	3,980	4,180
4.00%, 09/01/2038	3,000	3,118
State of Connecticut
3.00%, 01/15/2024	450	450
3.00%, 01/15/2032	3,030	3,034
3.00%, 01/15/2039	1,475	1,336
4.00%, 01/15/2024	290	290

4.00%, 01/15/2036	2,605	2,798
4.00%, 04/15/2037	3,075	3,189
4.00%, 01/15/2039	5,000	5,242
4.00%, 01/15/2039	8,835	9,200
5.00%, 01/15/2026	850	889
5.00%, 04/15/2026	1,500	1,581
5.00%, 08/01/2026	2,800	2,974
5.00%, 06/15/2027	1,680	1,734
5.00%, 08/01/2027	2,315	2,519
5.00%, 09/15/2027	1,000	1,091
5.00%, 03/01/2029	1,500	1,508
5.00%, 04/15/2030	565	637
5.00%, 06/15/2032	500	599
5.00%, 06/15/2032	710	731
5.00%, 09/15/2032	325	391
5.00%, 09/15/2033	4,500	5,006
5.00%, 04/15/2034	645	724
5.00%, 04/15/2035	225	252
5.00%, 04/15/2035	4,895	5,376
5.00%, 06/15/2035	300	357
5.00%, 06/15/2035	2,500	2,753
5.00%, 09/15/2035	2,000	2,211
5.00%, 11/15/2035	1,500	1,792
5.00%, 11/15/2035	1,500	1,792
5.00%, 04/15/2036	2,300	2,564
5.00%, 11/15/2036	1,000	1,181
5.00%, 06/15/2038	700	807
5.00%, 01/15/2040	8,325	9,166
5.00%, 01/15/2042	8,780	9,843
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	1,220	1,290
4.00%, 05/01/2038	830	866
4.00%, 05/01/2039	3,680	3,820
4.00%, 05/01/2040	7,545	7,798
4.00%, 11/01/2040	4,240	4,383
5.00%, 05/01/2030	2,000	2,308
5.00%, 05/01/2033	3,000	3,453
5.00%, 05/01/2034	3,400	3,909
5.00%, 05/01/2034	8,900	10,423

5.00%, 05/01/2035	2,800	3,269
5.00%, 05/01/2037	5,000	5,647
5.00%, 01/01/2038	1,500	1,610
5.00%, 07/01/2038	6,500	7,546
5.00%, 07/01/2039	6,000	6,910
5.25%, 07/01/2040	3,500	4,093
5.25%, 07/01/2042	2,500	2,897
Town of Hamden CT
5.00%, 08/15/2026	500	506
5.00%, 08/15/2026	1,335	1,404
5.00%, 08/01/2030	500	568
Town of North Branford CT
5.00%, 08/02/2024	5,945	5,999
Town of Stratford CT
4.00%, 01/01/2038	1,920	1,946
University of Connecticut
5.00%, 11/01/2028	1,290	1,442
5.00%, 05/01/2042	5,000	5,639
5.25%, 11/15/2034	3,705	4,156

Total Connecticut		311,412

Delaware – 0.10%
Delaware River & Bay Authority
4.00%, 01/01/2042	185	189
4.00%, 01/01/2046	1,100	1,109
5.00%, 01/01/2029	350	392
5.00%, 01/01/2032	500	590
5.00%, 01/01/2035	350	411
Delaware State Economic Development Authority
1.05%, 01/01/2031(1)	4,630	4,448
Delaware Transportation Authority
5.00%, 07/01/2032	3,210	3,729
5.00%, 09/01/2035	1,000	1,141
State of Delaware
3.50%, 03/01/2033	1,150	1,156

Total Delaware		13,165

District of Columbia – 1.42%
District of Columbia
4.00%, 02/01/2037	2,860	3,025
5.00%, 12/01/2033	5,000	5,665

5.00%, 06/01/2034	1,000	1,026
5.00%, 06/01/2034	2,100	2,267
5.00%, 06/01/2035	3,000	3,024
5.00%, 06/01/2037	3,095	3,161
5.00%, 06/01/2038	3,000	3,059
5.00%, 06/01/2042	2,000	2,104
District of Columbia Housing Finance Agency
5.00%, 07/01/2026(1)	10,000	10,193
5.00%, 12/01/2026(1)	3,725	3,822
5.00%, 10/01/2041(1)	5,500	5,696
District of Columbia Income Tax Revenue
5.00%, 03/01/2024	455	457
5.00%, 10/01/2029	5,000	5,730
5.00%, 03/01/2035	3,770	4,241
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(1)	5,340	5,246
3.00%, 10/01/2057(1)	8,715	8,538
Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037	570	582
4.00%, 10/01/2038	635	645
5.00%, 10/01/2024	1,325	1,339
5.00%, 10/01/2025	1,185	1,232
5.00%, 10/01/2025	5,500	5,652
5.00%, 10/01/2026	13,500	14,155
5.00%, 10/01/2027	500	534
5.00%, 10/01/2028	4,150	4,510
5.00%, 10/01/2029	4,155	4,500
5.00%, 10/01/2030	2,530	2,833
5.00%, 10/01/2030	5,280	5,622
5.00%, 10/01/2030	7,500	8,399
5.00%, 10/01/2031	4,305	4,884
5.00%, 10/01/2031	5,335	5,760
5.00%, 10/01/2032	5,000	5,183
5.00%, 10/01/2032	11,490	12,993
5.00%, 10/01/2033	6,230	7,039
5.00%, 10/01/2034	1,520	1,714
5.00%, 10/01/2034	5,100	5,825
5.00%, 10/01/2035	1,350	1,515
5.00%, 10/01/2036	1,075	1,198

5.00%, 10/01/2037	1,000	1,049
5.00%, 10/01/2038	1,855	2,053
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2032	3,145	2,369
4.00%, 10/01/2038	415	418
5.00%, 10/01/2034	1,500	1,611
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2032	1,255	1,349
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2036	2,550	3,055
5.00%, 07/15/2037	2,300	2,641
5.00%, 07/15/2038	1,785	2,087
5.00%, 07/15/2039	1,445	1,682

Total District of Columbia		181,682

Florida – 5.26%
Alachua County School Board
5.00%, 07/01/2027	1,155	1,241
5.00%, 07/01/2030	2,140	2,429
Artisan Lakes East Community Development District
2.75%, 05/01/2031	250	218
2.75%, 05/01/2031(3)	270	235
Astonia Community Development District
2.50%, 05/01/2026(3)	190	183
3.00%, 05/01/2031(3)	205	187
Ave Maria Stewardship Community District
2.88%, 05/01/2027	1,020	981
4.00%, 05/01/2042	2,500	2,130
4.50%, 05/01/2033(3)	660	656
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026	95	91
2.88%, 05/01/2031	250	221
5.00%, 05/01/2042	1,920	1,866
5.00%, 05/01/2053	1,440	1,318
Berry Bay Community Development District
2.63%, 05/01/2026	150	144
Brevard County Health Facilities Authority
5.00%, 04/01/2037	2,285	2,588
5.00%, 04/01/2040	5,000	5,486
Capital Projects Finance Authority

5.00%, 10/01/2024	550	553
5.00%, 10/01/2025	2,630	2,667
5.00%, 10/01/2026	1,275	1,307
5.00%, 10/01/2027	1,750	1,813
Capital Trust Agency, Inc.
5.00%, 12/15/2039	1,270	1,279
5.35%, 07/01/2029	245	245
Celebration Community Development District
2.25%, 05/01/2026	105	100
2.75%, 05/01/2031	120	109
Central Florida Expressway Authority
4.00%, 07/01/2039	1,525	1,578
5.00%, 07/01/2026	1,375	1,453
5.00%, 07/01/2035	5,000	5,555
CFM Community Development District
2.88%, 05/01/2031	420	371
Charles Cove Community Development District
3.00%, 05/01/2031	280	250
City of Fort Lauderdale FL Water & Sewer Revenue
4.00%, 03/01/2038	2,400	2,463
5.00%, 09/01/2040	1,000	1,155
City of Gainesville FL Utilities System Revenue
5.00%, 10/01/2044	3,500	3,761
City of Jacksonville FL
5.00%, 10/01/2026	475	506
5.00%, 10/01/2027	380	415
5.00%, 08/15/2028	3,045	3,361
5.00%, 10/01/2028	755	843
5.00%, 08/15/2029	2,500	2,814
5.00%, 10/01/2029	655	747
5.00%, 08/15/2030	1,700	1,901
5.00%, 10/01/2030	615	714
5.00%, 08/15/2031	2,250	2,517
5.00%, 08/15/2032	1,200	1,343
5.00%, 10/01/2032	565	679
5.00%, 08/15/2033	1,200	1,339
City of Miami Beach FL
5.00%, 09/01/2045	1,650	1,671
City of Miami Gardens FL

5.00%, 07/01/2034	1,725	1,742
City of Orlando FL
5.00%, 10/01/2031	1,120	1,254
5.00%, 10/01/2032	1,300	1,371
5.00%, 10/01/2032	1,680	1,883
5.00%, 10/01/2035	1,200	1,339
5.00%, 10/01/2036	1,000	1,111
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2029	2,000	2,147
City of Palmetto FL
4.25%, 06/01/2027	205	207
5.00%, 06/01/2032	400	431
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2024	400	404
5.00%, 08/15/2025	700	721
City of Tallahassee FL
5.00%, 12/01/2026	1,380	1,419
City of Tampa FL
5.00%, 07/01/2037	1,785	1,837
5.25%, 05/01/2046	2,985	3,185
Cobblestone Community Development District
3.40%, 05/01/2027	120	116
Collier County Educational Facilities Authority
5.50%, 06/01/2033	2,625	2,910
Cordova Palms Community Development District
2.40%, 05/01/2026	105	100
2.80%, 05/01/2031	245	216
4.50%, 05/01/2027	115	115
5.10%, 05/01/2032	170	172
5.30%, 05/01/2032	100	101
County of Brevard FL
5.50%, 09/01/2048	6,615	7,474
County of Broward FL Airport System Revenue
5.00%, 10/01/2025	2,125	2,181
5.00%, 10/01/2026	1,000	1,046
5.00%, 10/01/2026	3,665	3,833
5.00%, 10/01/2027	1,650	1,758
5.00%, 10/01/2027	3,500	3,728
5.00%, 10/01/2028	1,500	1,622

5.00%, 10/01/2029	500	511
5.00%, 10/01/2029	1,150	1,261
5.00%, 10/01/2030	405	429
5.00%, 10/01/2031	1,525	1,662
5.00%, 10/01/2036	1,350	1,454
5.00%, 10/01/2036	1,500	1,568
5.00%, 10/01/2038	1,420	1,509
5.00%, 10/01/2040	12,425	12,563
County of Broward FL Port Facilities Revenue
4.00%, 09/01/2036	1,000	1,030
5.00%, 09/01/2030	310	351
5.00%, 09/01/2030	1,780	1,941
5.00%, 09/01/2032	265	296
5.00%, 09/01/2034	1,925	2,084
5.00%, 09/01/2035	2,000	2,156
County of Broward FL Tourist Development Tax Revenue
4.00%, 09/01/2039	4,500	4,560
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170	1,243
5.00%, 10/01/2030	1,680	1,901
5.00%, 10/01/2031	1,375	1,555
5.00%, 10/01/2035	1,805	2,028
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800	1,872
County of Lee FL Airport Revenue
5.00%, 10/01/2039	7,240	7,814
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045	3,114
County of Miami-Dade FL
5.00%, 07/01/2037	1,500	1,554
5.00%, 07/01/2038	1,060	1,103
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	1,600	1,694
4.00%, 10/01/2038	1,900	1,948
4.00%, 10/01/2040	1,450	1,473
5.00%, 10/01/2029	625	628
5.00%, 10/01/2030	250	285
5.00%, 10/01/2031	7,500	7,534
5.00%, 10/01/2033	23,355	23,457

5.00%, 10/01/2034	5,520	5,543
5.00%, 10/01/2035	1,000	1,004
5.00%, 10/01/2037	2,990	3,016
5.00%, 10/01/2038	490	493
5.00%, 10/01/2040	2,380	2,454
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755	1,788
5.00%, 07/01/2043	5,035	5,595
5.00%, 07/01/2044	9,540	10,542
County of Miami-Dade FL Water & Sewer System Revenue
3.00%, 10/01/2036	1,600	1,503
4.00%, 10/01/2040	8,880	9,099
5.00%, 10/01/2031	4,000	4,122
5.00%, 10/01/2032	1,275	1,314
County of Miami-Dade Seaport Department
4.00%, 10/01/2038	1,000	1,038
4.00%, 10/01/2039	7,000	7,203
4.00%, 10/01/2040	6,000	6,050
4.00%, 10/01/2041	10,000	10,161
County of Palm Beach FL
5.00%, 05/01/2029	1,915	2,011
County of Pasco FL
5.25%, 09/01/2032	550	646
5.25%, 09/01/2033	750	892
5.25%, 09/01/2034	675	803
5.25%, 09/01/2035	585	694
5.50%, 09/01/2037	1,550	1,837
5.50%, 09/01/2038	2,820	3,317
5.50%, 09/01/2039	500	584
5.50%, 09/01/2040	1,250	1,452
Duval County Public Schools
5.00%, 07/01/2031	8,280	9,403
5.00%, 07/01/2032	5,500	6,244
5.00%, 07/01/2033	5,860	6,642
5.00%, 07/01/2034	8,350	9,455
5.00%, 07/01/2035	11,000	12,487
East Nassau Stewardship District
2.40%, 05/01/2026	110	105
3.00%, 05/01/2031	240	214

Elevation Pointe Community Development District
3.90%, 05/01/2027	130	128
4.13%, 05/01/2032	250	241
4.40%, 05/01/2032	1,100	1,070
Entrada Community Development District
2.13%, 05/01/2026(3)	270	256
Epperson North Community Development District
2.45%, 11/01/2026	125	118
2.50%, 05/01/2026	60	57
3.00%, 05/01/2031	145	129
3.10%, 11/01/2031	185	163
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305	1,199
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	155	152
Florida Department of Management Services
3.00%, 11/01/2035	1,810	1,786
Florida Development Finance Corp.
3.00%, 07/01/2031(3)	275	253
3.00%, 06/01/2032	795	637
4.00%, 06/01/2024(3)	105	104
4.00%, 06/01/2026(3)	110	107
4.00%, 07/01/2031	170	173
4.00%, 11/15/2035	2,850	3,005
5.00%, 04/01/2028	315	340
5.00%, 04/01/2029	250	274
5.00%, 05/01/2029(3)	2,915	2,791
5.00%, 06/01/2031(3)	140	135
5.00%, 06/15/2032	545	568
5.00%, 02/01/2033	1,000	1,042
5.00%, 06/01/2035(3)	125	117
5.00%, 02/01/2037	1,750	1,766
5.00%, 06/15/2038	860	881
5.00%, 06/15/2056	2,570	2,576
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000	1,072
5.00%, 10/01/2033	1,000	1,060
Florida Housing Finance Corp.
3.50%, 07/01/2051	2,075	2,051

4.50%, 05/01/2026(1)	9,742	9,839
Florida Municipal Power Agency
3.00%, 10/01/2032	1,400	1,385
5.00%, 10/01/2025	3,475	3,598
Fort Pierce Utilities Authority
5.00%, 10/01/2031	200	231
5.00%, 10/01/2032	150	175
5.00%, 10/01/2033	200	234
5.00%, 10/01/2035	250	291
Greater Orlando Aviation Authority
5.00%, 10/01/2031	2,000	2,048
5.00%, 10/01/2033	2,020	2,067
5.00%, 10/01/2034	11,000	12,013
5.00%, 10/01/2038	5,500	5,875
Harbor Bay Community Development District
3.10%, 05/01/2024	100	100
3.10%, 05/01/2024	100	100
Hillsborough County Aviation Authority
4.00%, 10/01/2038	1,000	1,040
4.00%, 10/01/2041	1,100	1,127
5.00%, 10/01/2025	2,300	2,367
5.00%, 10/01/2031	4,400	4,423
5.00%, 10/01/2032	375	417
5.00%, 10/01/2032	2,500	2,513
5.00%, 10/01/2033	465	517
5.00%, 10/01/2034	2,150	2,381
5.00%, 10/01/2035	2,275	2,512
5.00%, 10/01/2036	2,650	2,912
5.00%, 10/01/2037	700	744
5.00%, 10/01/2040	12,500	12,686
5.00%, 10/01/2047	8,000	8,791
Hillsborough County Port District
5.00%, 06/01/2038	900	942
Hillsborough County School Board
5.00%, 07/01/2029	1,795	1,996
Hilltop Point Community Development District
5.00%, 05/01/2033	200	200
Hyde Park Community Development District No 1
3.25%, 05/01/2027	345	333

3.60%, 05/01/2032	505	464
JEA Electric System Revenue
4.00%, 10/01/2038	10,830	11,048
4.00%, 10/01/2039	10,550	10,740
5.00%, 10/01/2026	1,120	1,189
5.00%, 10/01/2031	1,360	1,540
5.00%, 10/01/2033	2,130	2,388
5.00%, 10/01/2034	1,215	1,361
JEA Water & Sewer System Revenue
4.00%, 10/01/2038	4,390	4,589
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130	123
3.88%, 05/01/2031	510	493
4.13%, 05/01/2031	1,000	973
Lakewood Ranch Stewardship District
2.30%, 05/01/2026	140	133
2.50%, 05/01/2025(3)	285	278
2.63%, 05/01/2031	300	260
3.13%, 05/01/2030(3)	310	284
4.35%, 05/01/2024	285	285
4.55%, 05/01/2024(3)	160	160
Laurel Road Community Development District
3.00%, 05/01/2031	350	310
3.13%, 05/01/2031	870	749
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850	1,855
Lee County School Board
5.00%, 08/01/2028	3,275	3,627
Lee Memorial Health System
5.00%, 04/01/2033(1)	2,850	2,922
5.00%, 04/01/2035	6,575	7,136
5.00%, 04/01/2037	2,060	2,212
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745	1,657
LT Ranch Community Development District
3.00%, 05/01/2025	300	295
Manatee County School District
5.00%, 10/01/2025	520	539
5.00%, 10/01/2029	1,250	1,331

5.00%, 10/01/2030	1,250	1,328
Marion County School Board
5.00%, 06/01/2026	1,455	1,494
Meadow View at Twin Creeks Community Development District
2.40%, 05/01/2026	100	95
3.00%, 05/01/2031	310	276
Miami Beach Health Facilities Authority
4.00%, 11/15/2041	500	490
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225	1,276
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110	113
5.00%, 08/01/2026	155	162
5.00%, 08/01/2027	345	367
5.00%, 08/01/2028	400	426
5.00%, 08/01/2028	460	497
5.00%, 08/01/2029	480	509
5.00%, 08/01/2030	680	720
5.00%, 08/01/2030	1,050	1,155
5.00%, 08/01/2032	750	793
Mid-Bay Bridge Authority
5.00%, 10/01/2040	1,375	1,392
Midtown Miami Community Development District
5.00%, 05/01/2037	965	960
Mirada II Community Development District
2.50%, 05/01/2026	305	291
Monroe County School District
5.00%, 06/01/2033	540	579
5.00%, 06/01/2035	500	537
North AR-1 Pasco Community Development District
2.63%, 05/01/2026	150	144
North Springs Improvement District
4.00%, 05/01/2041	2,000	2,049
Orange County Health Facilities Authority
5.00%, 10/01/2039	1,125	1,159
Orange County School Board
5.00%, 08/01/2029	1,000	1,035
5.00%, 08/01/2033	1,740	1,811
5.00%, 08/01/2034	3,375	3,502

Orlando Utilities Commission
1.25%, 10/01/2046(1)	1,190	1,039
Palm Beach County Health Facilities Authority
4.00%, 06/01/2026	150	148
4.00%, 06/01/2031	625	589
5.00%, 05/15/2024	615	612
5.00%, 12/01/2024	105	107
5.00%, 05/15/2028	1,920	1,846
Palm Beach County Housing Finance Authority
5.00%, 02/01/2027(1)	4,285	4,417
Palm Beach County School District
5.00%, 08/01/2024	220	222
5.00%, 08/01/2026	1,065	1,130
5.00%, 08/01/2026	3,750	3,978
5.00%, 08/01/2030	4,520	4,643
5.00%, 08/01/2032	3,000	3,074
5.00%, 08/01/2038	1,280	1,449
5.00%, 08/01/2039	2,560	2,879
5.25%, 08/01/2038	6,500	7,571
Palm Coast Park Community Development District
2.40%, 05/01/2026	115	110
4.63%, 05/01/2032	500	500
Pasco County School Board
5.00%, 08/01/2030	450	521
5.00%, 08/01/2033	1,000	1,154
Pine Isle Community Development District
3.00%, 12/15/2031(3)	100	93
Pinellas County Housing Finance Authority
0.65%, 01/01/2025(1)	2,210	2,165
Poitras East Community Development District
4.00%, 05/01/2028	1,000	993
Portico Community Development District
2.80%, 05/01/2025	415	405
Preston Cove Community Development District
3.25%, 05/01/2027	200	193
3.60%, 05/01/2032	340	312
Reunion East Community Development District
2.40%, 05/01/2026	110	105
2.85%, 05/01/2031	200	179

Reunion West Community Development District
3.00%, 05/01/2036	450	382
Ridge at Apopka Community Development District
4.75%, 05/01/2027	205	205
River Hall Community Development District
3.00%, 05/01/2031	250	224
Rivers Edge II Community Development District
2.40%, 05/01/2026	345	329
3.00%, 05/01/2031	300	269
Rolling Hills Community Development District
3.13%, 05/01/2027	305	293
3.65%, 05/01/2032	400	368
3.75%, 05/01/2042	485	395
Sawyers Landing Community Development District
3.25%, 05/01/2026	300	286
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000	3,076
5.00%, 05/01/2026	1,000	1,022
5.00%, 05/01/2028	2,785	2,850
5.00%, 11/01/2029	1,180	1,197
5.00%, 02/01/2030	500	521
5.00%, 05/01/2031	5,000	5,125
5.00%, 05/01/2031(1)	6,410	6,448
School District of Broward County
5.00%, 07/01/2028	1,500	1,615
5.00%, 07/01/2029	2,545	2,737
5.00%, 07/01/2030	3,955	4,555
5.00%, 07/01/2030	5,500	5,633
5.00%, 07/01/2031	1,000	1,147
5.00%, 07/01/2033	5,000	5,690
5.00%, 07/01/2038	6,410	7,309
5.00%, 07/01/2045	12,400	13,774
Seminole Improvement District
4.40%, 10/01/2027	250	249
5.00%, 10/01/2032	250	252
5.30%, 10/01/2037	500	505
Somerset Community Development District
4.00%, 05/01/2024	200	200
4.00%, 05/01/2025	210	209

4.00%, 05/01/2032	570	540
Southern Groves Community Development District No 5
2.80%, 05/01/2031	200	183
Southshore Bay Community Development District
3.00%, 05/01/2033(3)	100	86
St Johns County Industrial Development Authority
4.00%, 12/15/2025	170	167
4.00%, 12/15/2026	185	180
4.00%, 12/15/2027	215	207
St Johns County School Board
5.00%, 07/01/2029	1,250	1,411
5.00%, 07/01/2030	1,500	1,697
5.00%, 07/01/2031	1,000	1,131
State of Florida
5.00%, 06/01/2024	2,415	2,436
5.00%, 07/01/2024	2,460	2,487
State of Florida Department of Transportation Turnpike System Revenue
3.00%, 07/01/2035	1,530	1,501
4.00%, 07/01/2039	3,625	3,772
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400	1,415
Stillwater Community Development District
2.38%, 06/15/2026(3)	185	176
Sunbridge Stewardship District
5.20%, 05/01/2042	500	492
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355	2,416
Tampa Bay Water
5.00%, 10/01/2042	1,875	2,119
5.00%, 10/01/2043	2,000	2,250
5.00%, 10/01/2044	3,345	3,743
Tampa-Hillsborough County Expressway Authority
5.00%, 07/01/2048	5,145	5,379
Tolomato Community Development District
2.00%, 05/01/2024	1,295	1,287
2.10%, 05/01/2025	1,340	1,311
2.80%, 05/01/2027	1,635	1,568
2.88%, 05/01/2027	140	135
3.00%, 05/01/2032	1,500	1,341

3.50%, 05/01/2024	100	100
Tradition Community Development District No 9
2.30%, 05/01/2026	195	186
2.70%, 05/01/2031	270	236
Two Rivers North Community Development District
4.63%, 05/01/2027	105	105
4.88%, 05/01/2032	250	250
V-Dana Community Development District
2.60%, 05/01/2026	95	91
3.13%, 05/01/2031	125	113
Verano No 3 Community Development District
2.38%, 05/01/2026	60	57
3.00%, 05/01/2031	120	108
Viera Stewardship District
2.30%, 05/01/2026	255	242
2.80%, 05/01/2031	465	405
4.60%, 05/01/2033	1,770	1,773
Village Community Development District No 13
2.55%, 05/01/2031	1,175	1,043
Village Community Development District No 15
4.38%, 05/01/2033(3)	485	486
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740	757
5.00%, 10/15/2044	390	414
Volusia County School Board
5.00%, 08/01/2024	2,100	2,124
Watergrass Community Development District II
2.00%, 05/01/2026	285	269
2.50%, 05/01/2031	310	267
West Villages Improvement District
4.00%, 05/01/2024	105	105
Westside Community Development District
3.50%, 05/01/2024(3)	155	155
Westside Haines City Community Development District
2.50%, 05/01/2026	95	91
3.00%, 05/01/2031	215	193
Windward at Lakewood Ranch Community Development District
3.25%, 05/01/2027	340	323
3.63%, 05/01/2032	345	315

Wiregrass II Community Development District
4.50%, 05/01/2027	100	100
4.80%, 05/01/2032	240	239

Total Florida		675,680

Georgia – 3.55%
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026(3)	1,335	1,303
2.88%, 07/01/2031(3)	2,080	1,960
Bartow County Development Authority
3.95%, 12/01/2032(1)	8,030	8,163
Brookhaven Development Authority
5.00%, 07/01/2025	1,400	1,445
5.00%, 07/01/2031	650	732
5.00%, 07/01/2037	1,800	1,989
City of Atlanta GA Department of Aviation
4.00%, 07/01/2038	255	259
5.00%, 07/01/2026	580	605
5.00%, 07/01/2026	1,210	1,281
5.00%, 07/01/2027	2,635	2,859
5.00%, 01/01/2029	875	875
5.00%, 07/01/2032	250	282
5.00%, 07/01/2033	350	394
5.00%, 07/01/2033	2,000	2,289
5.00%, 07/01/2034	250	281
5.00%, 07/01/2034	1,300	1,485
5.00%, 07/01/2035	350	392
5.00%, 07/01/2036	350	390
5.00%, 07/01/2037	385	425
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2038	1,590	1,696
5.00%, 11/01/2040	24,425	24,807
Cobb County Kennestone Hospital Authority
4.00%, 04/01/2033	500	517
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(1)	2,700	2,944
5.00%, 07/01/2054(1)	3,330	3,443
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235	1,337
Development Authority for Fulton County

5.00%, 06/15/2044	580	621
Development Authority of Burke County
1.50%, 01/01/2040(1)	4,000	3,844
1.70%, 12/01/2049(1)	2,400	2,352
2.88%, 12/01/2049(1)	5,640	5,540
2.93%, 11/01/2053(1)	2,940	2,930
3.25%, 11/01/2045(1)	3,000	2,972
3.80%, 10/01/2032(1)	5,555	5,597
4.35%, 07/01/2049(1)	12,000	12,000
Development Authority of Monroe County
3.88%, 10/01/2048(1)	4,815	4,855
4.50%, 11/01/2048(1)	26,900	26,900
Fayette County Hospital Authority
5.00%, 07/01/2054(1)	1,300	1,301
Fulton County Residential Care Facilities for the Elderly Authority
3.00%, 04/01/2024(3)	150	149
George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250	1,113
4.00%, 01/01/2036	2,000	2,012
Glynn-Brunswick Memorial Hospital Authority
4.00%, 08/01/2036	2,000	2,023
4.00%, 08/01/2037	750	756
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635	637
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500	502
Main Street Natural Gas, Inc.
4.00%, 12/01/2029	1,370	1,373
4.00%, 08/01/2049(1)	36,670	36,751
4.00%, 03/01/2050(1)	10,000	10,048
4.00%, 05/01/2052(1)	26,945	27,129
4.00%, 07/01/2052(1)	30,665	30,845
4.00%, 09/01/2052(1)	11,210	11,295
5.00%, 05/15/2027	1,500	1,554
5.00%, 12/01/2052(1)	12,375	13,061
5.00%, 06/01/2053(1)	11,180	11,856
5.00%, 07/01/2053(1)	5,755	6,136
5.00%, 09/01/2053(1)	23,220	24,841
5.00%, 12/01/2053(1)	19,735	21,239

5.00%, 05/01/2054(1)	11,030	11,731
5.31% (SOFR + 1.70%), 12/01/2053(2)	42,000	42,417
Metropolitan Atlanta Rapid Transit Authority
5.00%, 07/01/2033	1,250	1,520
5.00%, 07/01/2034	1,000	1,215
5.00%, 07/01/2035	525	636
5.00%, 07/01/2039	900	1,043
Municipal Electric Authority of Georgia
4.00%, 01/01/2034	1,800	1,886
4.00%, 01/01/2035	435	451
4.00%, 01/01/2035	1,500	1,568
4.00%, 01/01/2036	435	450
4.00%, 01/01/2037	860	883
4.00%, 01/01/2038	850	863
4.00%, 01/01/2039	850	859
4.00%, 01/01/2046	400	398
4.00%, 01/01/2046	590	587
4.00%, 01/01/2051	220	208
4.00%, 01/01/2051	1,100	1,050
5.00%, 01/01/2024	830	830
5.00%, 01/01/2025	350	356
5.00%, 01/01/2025	900	915
5.00%, 01/01/2025	950	966
5.00%, 01/01/2026	300	312
5.00%, 01/01/2026	320	333
5.00%, 01/01/2026	1,000	1,041
5.00%, 01/01/2027	300	318
5.00%, 01/01/2027	1,500	1,591
5.00%, 11/01/2027	200	216
5.00%, 01/01/2028	25	27
5.00%, 01/01/2028	750	808
5.00%, 11/01/2028	275	301
5.00%, 11/01/2029	300	333
5.00%, 01/01/2030	1,000	1,079
5.00%, 01/01/2031	685	746
5.00%, 01/01/2033	1,200	1,305
5.00%, 01/01/2034	1,080	1,219
5.00%, 01/01/2039	605	640
5.00%, 01/01/2039	3,980	4,149

5.00%, 01/01/2048	1,455	1,489
5.00%, 01/01/2056	190	195
5.00%, 01/01/2056	280	288
5.00%, 01/01/2056	1,930	1,978
5.00%, 01/01/2062	1,155	1,192
5.00%, 01/01/2063	515	526
Paulding County Hospital Authority
4.00%, 04/01/2041	3,225	3,268
5.00%, 04/01/2033	250	286
5.00%, 04/01/2034	350	400
5.00%, 04/01/2035	200	228
5.00%, 04/01/2036	330	373
5.00%, 04/01/2037	300	337
5.00%, 04/01/2038	450	499
5.00%, 04/01/2039	725	799
5.00%, 04/01/2042	1,875	2,035
5.00%, 04/01/2043	8,750	9,470
Private Colleges & Universities Authority
4.00%, 04/01/2037	1,000	1,037
5.00%, 04/01/2027	1,900	1,909
5.00%, 04/01/2028	400	435
5.00%, 04/01/2034	780	885
5.00%, 04/01/2044	1,000	1,005
State of Georgia
4.00%, 08/01/2034	6,455	7,021

Total Georgia		455,290

Guam – 0.16%
Guam Department of Education
3.63%, 02/01/2025	570	566
Territory of Guam
4.00%, 01/01/2036	6,405	6,473
4.00%, 01/01/2042	500	479
5.00%, 11/01/2027	430	454
5.00%, 01/01/2028	375	396
5.00%, 11/01/2028	485	518
5.00%, 12/01/2028	2,500	2,595
5.00%, 01/01/2029	850	907
5.00%, 11/01/2029	485	523
5.00%, 01/01/2030	750	808

5.00%, 12/01/2030	1,750	1,811
5.00%, 01/01/2031	625	678
5.00%, 11/15/2031	1,320	1,376
5.00%, 12/01/2034	2,500	2,580
5.00%, 11/15/2039	500	504

Total Guam		20,668

Hawaii – 0.36%
City & County Honolulu HI Wastewater System Revenue
5.00%, 07/01/2036	1,930	2,024
City & County of Honolulu HI
5.00%, 06/01/2027(1)	3,075	3,198
5.00%, 11/01/2028	540	605
5.00%, 10/01/2029	2,000	2,070
5.00%, 11/01/2029	1,800	2,060
5.00%, 07/01/2034	810	931
5.00%, 07/01/2035	1,345	1,535
Kauai County Community Facilities District
4.00%, 05/15/2028	485	478
State of Hawaii
5.00%, 01/01/2030	2,330	2,615
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275	1,366
5.00%, 07/01/2032	1,500	1,607
5.00%, 07/01/2033	1,425	1,526
5.00%, 07/01/2041	3,000	3,031
State of Hawaii Harbor System Revenue
4.00%, 07/01/2034	2,000	2,081
4.00%, 07/01/2035	2,320	2,406
4.00%, 07/01/2036	545	571
4.00%, 07/01/2039	1,000	1,024
University of Hawaii
5.00%, 10/01/2028	4,015	4,472
5.00%, 10/01/2028	4,445	4,951
5.00%, 10/01/2029	1,225	1,393
5.00%, 10/01/2030	5,350	6,197

Total Hawaii		46,141

Idaho – 0.15%
Boise State University
5.00%, 04/01/2048	1,595	1,772

Idaho Health Facilities Authority
4.00%, 03/01/2034	400	414
4.00%, 03/01/2035	250	258
4.00%, 03/01/2039	700	695
4.00%, 03/01/2040	835	827
4.00%, 03/01/2041	850	835
4.00%, 03/01/2046	2,900	2,809
Idaho Housing & Finance Association
3.00%, 05/01/2032	480	453
3.00%, 05/01/2032	630	593
4.00%, 07/15/2036	500	523
4.00%, 07/15/2039	6,500	6,630
4.00%, 01/01/2050	155	155
5.00%, 08/15/2040	2,380	2,748

Total Idaho		18,712

Illinois – 8.40%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485	468
Chicago Board of Education
4.00%, 12/01/2041	5,850	5,398
5.00%, 12/01/2024	130	131
5.00%, 12/01/2024	2,175	2,191
5.00%, 12/01/2025	2,500	2,563
5.00%, 12/01/2026	145	150
5.00%, 12/01/2026	3,660	3,777
5.00%, 12/01/2028	1,270	1,331
5.00%, 12/01/2029	540	570
5.00%, 12/01/2030	2,000	2,091
5.00%, 12/01/2030	2,430	2,541
5.00%, 12/01/2031	2,185	2,272
5.00%, 12/01/2033	300	308
5.00%, 12/01/2033	3,525	3,525
5.00%, 12/01/2033	5,845	6,176
5.00%, 12/01/2037	7,950	8,216
5.00%, 12/01/2038	1,250	1,284
5.00%, 12/01/2039	5,000	5,110
5.00%, 12/01/2041	550	558
5.00%, 12/01/2042	200	197
5.00%, 12/01/2046	1,000	1,000

5.00%, 12/01/2046	1,200	1,185
5.00%, 12/01/2046	3,555	3,536
5.00%, 12/01/2047	5,295	5,265
5.25%, 12/01/2039	2,000	1,999
6.50%, 12/01/2046	100	105
6.75%, 12/01/2030(3)	1,500	1,660
7.00%, 12/01/2046(3)	400	431
Chicago Midway International Airport
4.00%, 01/01/2033	1,915	1,932
5.00%, 01/01/2027	1,000	1,005
5.00%, 01/01/2027	1,800	1,845
5.00%, 01/01/2030	865	869
5.00%, 01/01/2032	4,835	5,434
5.00%, 01/01/2034	1,000	1,005
5.00%, 01/01/2035	12,500	14,907
5.00%, 01/01/2041	835	851
5.50%, 01/01/2028	5,000	5,007
5.50%, 01/01/2036	1,000	1,184
5.50%, 01/01/2037	500	587
5.50%, 01/01/2038	500	577
5.50%, 01/01/2039	1,000	1,148
5.50%, 01/01/2040	1,000	1,142
5.75%, 01/01/2041	1,000	1,157
5.75%, 01/01/2043	1,250	1,434
Chicago O’Hare International Airport
4.00%, 01/01/2035	6,450	6,784
4.00%, 01/01/2036	2,500	2,619
4.00%, 01/01/2036	3,285	3,439
4.00%, 01/01/2037	2,500	2,610
4.00%, 01/01/2038	1,500	1,539
5.00%, 01/01/2025	415	421
5.00%, 01/01/2027	520	545
5.00%, 01/01/2028	1,000	1,051
5.00%, 01/01/2030	520	562
5.00%, 01/01/2030	2,000	2,034
5.00%, 01/01/2030	3,105	3,133
5.00%, 01/01/2031	660	692
5.00%, 01/01/2031	700	706
5.00%, 01/01/2031	835	902

5.00%, 01/01/2032	600	672
5.00%, 01/01/2032	1,140	1,230
5.00%, 01/01/2032	1,300	1,311
5.00%, 01/01/2032	11,555	11,736
5.00%, 01/01/2033	345	358
5.00%, 01/01/2033	400	449
5.00%, 01/01/2033	1,200	1,294
5.00%, 01/01/2033	2,520	2,559
5.00%, 07/01/2033	550	577
5.00%, 01/01/2034	325	366
5.00%, 01/01/2034	400	415
5.00%, 01/01/2035	715	803
5.00%, 01/01/2035	1,285	1,383
5.00%, 01/01/2036	430	445
5.00%, 01/01/2036	750	838
5.00%, 01/01/2037	2,000	2,072
5.00%, 01/01/2038	1,785	1,981
5.00%, 01/01/2042	500	513
5.00%, 01/01/2048	880	927
5.00%, 01/01/2048	1,025	1,056
5.00%, 07/01/2048	6,450	6,500
Chicago Park District
5.00%, 01/01/2029	3,000	3,000
5.00%, 01/01/2040	6,405	6,555
5.00%, 01/01/2044	5,700	6,035
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2024	200	201
5.00%, 06/01/2025	200	204
5.00%, 06/01/2026	160	167
5.00%, 06/01/2026	8,275	8,616
5.00%, 06/01/2029	1,500	1,644
Chicago Transit Authority Sales Tax Receipts Fund
5.00%, 12/01/2044	5,500	5,515
City of Calumet City IL
4.50%, 03/01/2043	1,945	1,955
5.50%, 03/01/2030	755	850
5.50%, 03/01/2034	700	785
5.50%, 03/01/2036	400	445
5.50%, 03/01/2038	555	607

City of Chicago IL
5.00%, 11/01/2026(1)	7,476	7,662
5.00%, 01/01/2027	500	509
5.00%, 01/01/2027	2,000	2,094
5.00%, 01/01/2030	2,000	2,172
5.00%, 01/01/2030	2,380	2,585
5.00%, 01/01/2031	2,400	2,596
5.00%, 01/01/2031	2,915	3,199
5.00%, 01/01/2032	13,095	14,324
5.00%, 01/01/2033	2,000	2,186
5.00%, 01/01/2034	1,445	1,578
5.00%, 01/01/2035	2,650	2,650
5.00%, 01/01/2035	7,540	8,317
5.25%, 01/01/2027	2,435	2,490
5.50%, 01/01/2039	4,400	4,830
5.50%, 01/01/2041	4,000	4,275
5.75%, 01/01/2034	2,000	2,102
6.00%, 01/01/2038	1,910	2,005
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000	2,000
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2024	500	500
5.00%, 01/01/2028	2,900	2,904
5.00%, 01/01/2029	1,300	1,301
5.00%, 01/01/2030	1,000	1,046
5.00%, 01/01/2030	1,310	1,335
5.00%, 01/01/2038	1,775	2,034
5.00%, 01/01/2039	2,500	2,852
5.00%, 01/01/2044	5,000	5,002
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2024	250	253
5.00%, 11/01/2024	1,000	1,014
5.00%, 11/01/2024	1,150	1,166
5.00%, 11/01/2025	1,000	1,015
5.00%, 11/01/2038	1,250	1,430
5.00%, 11/01/2039	2,000	2,277
City of Galesburg IL
4.00%, 10/01/2036	565	536
5.00%, 10/01/2029	230	241

5.00%, 10/01/2031	325	344
City of Joliet IL
5.00%, 12/15/2037	1,000	1,137
5.00%, 12/15/2038	1,090	1,228
5.25%, 12/15/2039	730	833
5.50%, 12/15/2042	1,305	1,492
5.50%, 12/15/2044	3,075	3,499
City of Springfield IL
5.00%, 12/01/2025	395	410
5.00%, 12/01/2026	160	163
City of Sterling IL
4.00%, 11/01/2031	500	538
4.00%, 11/01/2032	500	535
City of Waukegan IL Water & Sewer System Revenue
4.00%, 12/30/2036	500	515
5.00%, 12/30/2031	635	708
Community Unit School District Number 427 DeKalb & Kane Counties Illinois
4.00%, 02/01/2032	700	745
4.00%, 02/01/2035	350	367
4.00%, 02/01/2037	535	549
Cook County Community College District No 508
5.25%, 12/01/2028	1,150	1,151
Cook County High School District No 203 New Trier Township
2.00%, 12/15/2033	425	368
2.00%, 12/15/2034	440	377
Cook County School District No 87 Berkeley
3.00%, 12/01/2037	1,000	900
3.00%, 12/01/2038	1,000	894
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850	864
County of Cook IL
4.00%, 11/15/2026	555	576
4.00%, 11/15/2027	560	590
4.00%, 11/15/2028	280	294
5.00%, 11/15/2024	375	381
5.00%, 11/15/2025	375	390
5.00%, 11/15/2026	750	798
5.00%, 11/15/2026	1,450	1,543
5.00%, 11/15/2029	1,000	1,059

5.00%, 11/15/2029	1,630	1,841
5.00%, 11/15/2030	500	529
5.00%, 11/15/2031	1,750	1,992
5.00%, 11/15/2032	2,800	3,166
5.00%, 11/15/2034	1,200	1,264
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2032	175	201
5.00%, 11/15/2033	150	172
5.00%, 11/15/2033	2,795	2,996
5.00%, 11/15/2035	315	357
5.00%, 11/15/2036	645	730
5.25%, 11/15/2035	3,000	3,225
County of Sangamon IL
3.00%, 12/15/2032	500	491
Crawford Hospital District
4.00%, 01/01/2041	580	568
Illinois Development Finance Authority
0.00%, 07/15/2025	4,500	4,296
Illinois Finance Authority
3.00%, 07/01/2035	1,475	1,380
3.63%, 02/15/2032	355	356
3.75%, 02/15/2034	745	748
3.87%, 08/15/2057(1)	1,100	1,100
4.00%, 10/01/2028(3)	280	274
4.00%, 10/15/2028	670	614
4.00%, 11/01/2028	235	241
4.00%, 10/01/2029(3)	405	393
4.00%, 10/15/2029	1,045	942
4.00%, 10/01/2030(3)	630	607
4.00%, 10/15/2030	730	647
4.00%, 11/01/2030	250	257
4.00%, 11/01/2030	2,085	2,133
4.00%, 10/01/2031(3)	620	592
4.00%, 10/15/2031	1,135	991
4.00%, 10/01/2032(3)	340	322
4.00%, 12/01/2032	510	517
4.00%, 10/01/2033(3)	375	352
4.00%, 08/01/2034	2,050	2,109
4.00%, 08/01/2035	1,625	1,663

4.00%, 02/15/2036	800	815
4.00%, 05/15/2036	535	538
4.00%, 07/15/2037	3,090	3,214
4.00%, 08/01/2037	1,160	1,170
4.00%, 07/15/2038	5,750	5,925
4.00%, 08/01/2038	1,165	1,164
4.00%, 10/01/2038	7,090	7,095
4.00%, 07/15/2039	6,280	6,419
4.00%, 08/15/2039	9,280	9,450
4.00%, 02/15/2041	5	5
4.00%, 02/15/2041	1,860	1,840
4.13%, 08/15/2037	1,090	1,077
5.00%, 01/01/2024	250	250
5.00%, 02/15/2024	215	215
5.00%, 05/15/2024	350	352
5.00%, 02/15/2025	695	709
5.00%, 07/15/2025	230	237
5.00%, 08/01/2025	1,605	1,630
5.00%, 02/15/2026	360	375
5.00%, 02/15/2026	1,345	1,402
5.00%, 08/15/2026	1,500	1,585
5.00%, 03/01/2028	15	16
5.00%, 05/15/2028	13,620	14,555
5.00%, 07/01/2028	750	807
5.00%, 09/01/2028	500	503
5.00%, 01/01/2029	1,650	1,767
5.00%, 02/15/2029	1,445	1,531
5.00%, 10/01/2029	505	560
5.00%, 12/01/2029	340	354
5.00%, 02/15/2030	1,240	1,313
5.00%, 05/15/2030	1,180	1,116
5.00%, 07/01/2030	275	291
5.00%, 07/15/2030	710	772
5.00%, 08/15/2030	630	714
5.00%, 09/01/2030	430	432
5.00%, 10/01/2030	565	624
5.00%, 11/01/2030	1,210	1,278
5.00%, 11/15/2030	2,000	2,041
5.00%, 01/01/2031	3,545	3,786

5.00%, 02/15/2031	300	317
5.00%, 05/15/2031	5,000	5,316
5.00%, 07/01/2031	1,420	1,521
5.00%, 08/15/2031	1,525	1,730
5.00%, 05/15/2032	3,745	3,978
5.00%, 07/01/2033	10,000	11,237
5.00%, 08/15/2033	250	263
5.00%, 10/01/2033	500	542
5.00%, 10/01/2033	700	765
5.00%, 12/01/2033	700	725
5.00%, 01/01/2034	605	646
5.00%, 02/15/2034	1,770	1,862
5.00%, 08/15/2034	1,725	1,955
5.00%, 08/15/2034	2,500	2,663
5.00%, 10/01/2034	430	466
5.00%, 11/15/2034	300	305
5.00%, 11/15/2034	3,000	3,046
5.00%, 07/01/2035	2,160	2,305
5.00%, 08/15/2035	600	632
5.00%, 10/01/2035	400	431
5.00%, 10/01/2035	4,470	4,596
5.00%, 02/15/2036	735	767
5.00%, 07/01/2036	830	877
5.00%, 08/15/2036	1,000	1,054
5.00%, 10/01/2036	620	668
5.00%, 01/01/2037	2,785	3,054
5.00%, 05/15/2037	500	583
5.00%, 08/15/2037	1,000	1,054
5.00%, 08/15/2038	1,000	1,121
5.00%, 11/15/2038	3,795	3,823
5.00%, 05/15/2039	1,100	1,257
5.00%, 08/15/2039	1,200	1,333
5.00%, 08/15/2040	5,000	5,515
5.00%, 02/15/2041	840	862
5.00%, 08/01/2042	120	122
5.00%, 01/01/2044	4,145	4,545
5.00%, 08/15/2044	165	167
5.00%, 12/01/2046	5,950	6,057
5.00%, 08/01/2049	140	141

5.00%, 05/15/2050(1)	1,625	1,631
5.00%, 05/15/2050(1)	2,170	2,258
5.00%, 08/15/2053(1)	1,120	1,257
5.25%, 08/15/2031	500	530
5.25%, 07/01/2035	20,085	22,728
5.50%, 10/01/2047	635	660
Illinois Housing Development Authority
0.80%, 07/01/2026	1,000	915
2.70%, 10/01/2034	700	648
2.90%, 08/01/2031	685	650
3.50%, 04/01/2052	5,025	4,944
3.75%, 04/01/2050	470	467
4.50%, 10/01/2048	2,955	2,987
5.00%, 02/01/2027(1)	6,270	6,438
6.25%, 10/01/2052	5,650	6,142
Illinois Municipal Electric Agency
4.00%, 02/01/2034	4,500	4,515
4.00%, 02/01/2035	24,645	24,703
5.00%, 02/01/2031	470	482
5.00%, 02/01/2032	5,000	5,123
Illinois Sports Facilities Authority
5.00%, 06/15/2030	950	1,001
5.00%, 06/15/2031	575	617
5.25%, 06/15/2032	1,735	1,743
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935	935
5.00%, 01/01/2026	1,550	1,619
5.00%, 01/01/2028	3,000	3,288
5.00%, 12/01/2031	235	245
5.00%, 12/01/2032	425	443
5.00%, 01/01/2034	1,300	1,404
5.00%, 01/01/2036	2,500	2,600
5.00%, 01/01/2037	1,260	1,290
5.00%, 01/01/2038	13,715	13,930
5.00%, 01/01/2038	40,000	40,192
5.00%, 01/01/2039	2,000	2,010
5.00%, 01/01/2040	7,050	7,241
5.00%, 01/01/2040	9,900	10,126
5.00%, 01/01/2041	2,190	2,425

5.00%, 01/01/2041	11,665	11,998
5.00%, 01/01/2042	6,840	7,251
5.00%, 01/01/2044	2,270	2,457
Illinois State University
5.00%, 04/01/2032	1,745	1,901
Jersey & Greene County Community Unit School District No 100 Jerseyville
5.00%, 12/01/2027	1,105	1,149
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2026	1,930	2,012
La Salle County Community Unit School District No 2 Serena
5.25%, 12/01/2036	1,440	1,674
5.50%, 12/01/2040	2,145	2,449
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000	1,021
5.00%, 01/01/2027	100	102
5.00%, 01/01/2027	2,100	2,147
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2039	1,000	1,152
Lake County School District No 112 North Shore
4.00%, 12/01/2037	1,695	1,787
Macon & de Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2034	820	876
4.00%, 12/01/2035	870	924
4.00%, 12/01/2036	500	527
Macon County School District No 61 Decatur
4.00%, 01/01/2029	1,240	1,287
4.00%, 01/01/2033	1,950	2,007
4.00%, 01/01/2034	1,750	1,801
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2034	775	803
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	460	460
0.00%, 01/15/2024	540	539
0.00%, 01/15/2025	1,000	965
0.00%, 01/15/2026	1,000	935
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2024	1,000	966
0.00%, 06/15/2028	15,615	13,507
0.00%, 06/15/2029	2,540	2,129

0.00%, 12/15/2029	3,745	3,100
0.00%, 12/15/2029	5,665	4,667
0.00%, 12/15/2030	11,000	8,741
5.00%, 12/15/2028	1,000	1,072
5.00%, 12/15/2028	2,000	2,144
5.00%, 12/15/2032	550	586
5.00%, 06/15/2050	11,060	11,429
Metropolitan Water Reclamation District of Greater Chicago
5.25%, 12/01/2032	1,800	2,182
Northern Illinois University
4.00%, 10/01/2034	1,000	1,036
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375	1,471
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2024	2,275	2,293
Regional Transportation Authority
5.75%, 06/01/2034	3,400	4,159
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000	1,020
5.00%, 01/01/2025	4,000	4,078
5.00%, 01/01/2026	2,000	2,087
5.00%, 01/01/2029	1,000	1,111
5.00%, 01/01/2036	3,285	3,585
5.00%, 01/01/2037	1,140	1,245
5.25%, 01/01/2043	1,100	1,177
5.50%, 01/01/2036	2,000	2,223
Sangamon & Christian Counties Community Unit School District No 3A Rochester
5.50%, 02/01/2040	805	910
5.50%, 02/01/2043	530	594
5.50%, 02/01/2047	530	584
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin
5.00%, 12/01/2040	1,625	1,774
Sangamon County School District No 186 Springfield
5.50%, 06/01/2048	1,000	1,116
Sangamon Logan & Menard Counties Community Unit School Distributors No 15 Williamsville
5.00%, 12/01/2029	710	790
5.00%, 12/01/2031	600	662
5.00%, 12/01/2033	375	411
Southern Illinois University

4.00%, 04/01/2029	200	205
4.00%, 04/01/2035	300	303
4.00%, 04/01/2039	500	490
5.00%, 04/01/2032	240	267
5.00%, 04/01/2033	300	332
Southwestern Illinois Development Authority
5.50%, 12/01/2035	750	889
5.50%, 12/01/2037	2,850	3,312
5.50%, 12/01/2038	6,250	7,203
5.50%, 12/01/2039	6,350	7,273
State of Illinois
4.00%, 03/01/2024	4,000	4,003
4.00%, 02/01/2030	4,725	4,837
4.00%, 03/01/2031	1,500	1,583
4.00%, 10/01/2032	1,390	1,447
4.00%, 03/01/2038	1,125	1,140
5.00%, 09/01/2024	1,365	1,380
5.00%, 11/01/2024	750	761
5.00%, 02/01/2025	455	455
5.00%, 05/01/2025	3,050	3,063
5.00%, 06/01/2025	880	902
5.00%, 10/01/2025	10,000	10,316
5.00%, 11/01/2025	2,040	2,108
5.00%, 11/01/2025	8,965	9,270
5.00%, 06/01/2026	125	131
5.00%, 10/01/2026	2,270	2,387
5.00%, 11/01/2026	2,120	2,235
5.00%, 02/01/2027	635	672
5.00%, 02/01/2028	1,000	1,060
5.00%, 05/01/2028	265	266
5.00%, 07/01/2028	8,465	9,199
5.00%, 11/01/2028	12,940	13,891
5.00%, 02/01/2029	1,000	1,058
5.00%, 03/01/2029	2,620	2,874
5.00%, 04/01/2029	605	607
5.00%, 05/01/2029	2,820	3,102
5.00%, 03/01/2030	1,875	2,085
5.00%, 03/01/2030	11,310	12,580
5.00%, 10/01/2030	3,575	4,005

5.00%, 03/01/2031	11,350	12,778
5.00%, 10/01/2031	1,750	1,956
5.00%, 10/01/2031	6,500	7,026
5.00%, 05/01/2032	800	804
5.00%, 01/01/2033	415	427
5.00%, 03/01/2033	1,000	1,119
5.00%, 03/01/2034	1,000	1,128
5.00%, 01/01/2035	1,400	1,434
5.00%, 03/01/2035	3,670	4,120
5.00%, 03/01/2035	23,005	25,827
5.00%, 07/01/2035	2,340	2,634
5.00%, 03/01/2036	1,000	1,117
5.00%, 07/01/2036	11,055	12,359
5.00%, 02/01/2039	1,500	1,501
5.00%, 01/01/2041	800	812
5.00%, 11/01/2041	1,500	1,529
5.25%, 02/01/2029	3,720	3,725
5.25%, 02/01/2030	100	100
5.25%, 12/01/2030	11,685	12,572
5.25%, 02/01/2031	760	761
5.25%, 05/01/2043	4,680	5,131
State of Illinois Sales Tax Revenue
4.00%, 06/15/2027	1,000	1,016
5.00%, 06/15/2024	590	594
5.00%, 06/15/2024	2,305	2,307
5.00%, 06/15/2025	340	348
5.00%, 06/15/2025	4,190	4,194
5.00%, 06/15/2026	500	520
5.00%, 06/15/2027	1,000	1,054
University of Illinois
3.00%, 04/01/2034	3,400	3,332
4.00%, 04/01/2036	1,500	1,539
5.00%, 10/01/2036	1,350	1,510
Village of Bolingbrook IL
4.00%, 03/01/2025	500	505
4.00%, 03/01/2027	1,000	1,036
Village of Bourbonnais IL
5.25%, 12/01/2042	2,840	3,165
Village of Bradley IL

5.00%, 12/15/2041	1,445	1,604
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520	1,433
0.00%, 11/01/2026	905	832
5.00%, 11/01/2026	1,800	1,920
Will County School District No 114 Manhattan
5.00%, 01/01/2037	370	423
5.00%, 01/01/2038	355	400
5.25%, 01/01/2039	280	320
5.25%, 01/01/2041	1,160	1,309
5.50%, 01/01/2047	4,880	5,506
Woodford Lasalle Livingston Etc Counties Community Unit Distributors No 6 Fieldcrest
4.00%, 12/01/2034	1,000	1,053
4.00%, 12/01/2036	1,095	1,129

Total Illinois		1,078,105

Indiana – 1.93%
Avon Community School Building Corp.
5.25%, 07/15/2038	1,000	1,170
5.25%, 07/15/2039	1,250	1,455
5.50%, 07/15/2041	2,000	2,349
Brownsburg 1999 School Building Corp.
5.50%, 07/15/2040	1,960	2,230
5.50%, 07/15/2042	6,125	6,915
Center Grove Community School Corp.
5.00%, 01/01/2024	1,435	1,435
City of Indianapolis Department of Public Utilities Water System Revenue
5.00%, 10/01/2037	10,000	10,400
City of Whiting IN
5.00%, 12/01/2044(1)	18,900	19,222
County of St Joseph IN
5.00%, 04/01/2033	1,245	1,363
Elkhart County Building Corp.
4.00%, 12/01/2032	1,265	1,350
Evansville Waterworks District
5.00%, 01/01/2037	500	576
Indiana Finance Authority
0.65%, 08/01/2025	2,250	2,118
0.70%, 12/01/2046(1)	8,525	7,956
0.75%, 12/01/2038(1)	500	459

0.95%, 12/01/2038(1)	900	831
1.40%, 08/01/2029	2,500	2,219
2.25%, 12/01/2058(1)	1,285	1,264
3.75%, 03/01/2031(1)	1,450	1,470
4.00%, 02/01/2036	15,000	16,016
4.00%, 02/01/2037	12,395	13,154
4.13%, 12/01/2026	2,815	2,778
4.50%, 05/01/2034(1)	17,500	17,505
4.50%, 05/01/2035(1)	1,200	1,227
4.50%, 12/01/2037(1)	15,500	15,505
5.00%, 12/01/2024	3,000	3,059
5.00%, 05/01/2026	1,100	1,150
5.00%, 11/01/2026	1,200	1,268
5.00%, 05/01/2027	700	748
5.00%, 05/01/2029	685	762
5.00%, 11/01/2029	2,350	2,559
5.00%, 09/01/2031	440	465
5.00%, 03/01/2036	2,000	2,034
5.00%, 09/01/2036	1,000	1,046
5.00%, 12/01/2040	28,455	29,012
5.25%, 02/01/2033	2,500	2,578
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	785	765
3.00%, 07/01/2051	840	819
3.50%, 01/01/2049	745	737
5.00%, 01/01/2024	285	285
5.00%, 01/01/2024	500	500
5.00%, 07/01/2024	295	298
5.00%, 07/01/2024	500	505
5.00%, 01/01/2025	300	305
5.00%, 01/01/2026	300	312
5.00%, 01/01/2026	600	623
5.00%, 07/01/2026	320	336
5.00%, 07/01/2026	400	420
5.00%, 10/01/2026(1)	3,445	3,512
5.00%, 01/01/2027	300	318
5.00%, 01/01/2027	575	610
5.00%, 07/01/2027	300	322
5.00%, 07/01/2027	400	429

5.00%, 01/01/2028	600	648
5.00%, 07/01/2028	500	545
Indiana Municipal Power Agency
5.00%, 01/01/2029	7,155	7,280
Indianapolis Local Public Improvement Bond Bank
4.00%, 01/01/2035	1,725	1,727
5.00%, 07/15/2024	1,000	1,011
5.00%, 01/01/2025	1,195	1,212
5.00%, 07/15/2025	750	775
5.00%, 01/15/2027	700	751
5.00%, 01/01/2028	455	457
5.00%, 01/15/2028	500	549
5.00%, 01/01/2029	1,000	1,034
5.00%, 01/01/2030	3,530	3,543
5.00%, 01/01/2031	1,000	1,029
5.00%, 01/01/2032	5,000	5,042
5.00%, 01/01/2036	615	718
5.00%, 01/01/2037	900	1,043
5.00%, 01/01/2038	1,125	1,282
5.00%, 01/01/2039	1,250	1,416
5.25%, 01/01/2039	2,000	2,216
IPS Multi-School Building Corp.
5.25%, 07/15/2041	3,450	3,909
5.25%, 07/15/2043	2,000	2,257
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2035	500	593
5.50%, 07/15/2036	1,000	1,178
5.50%, 07/15/2038	1,000	1,158
Northwestern School Building Corp.
6.00%, 07/15/2039	900	1,055
Tippecanoe County School Building Corp.
6.00%, 01/15/2043	825	1,002
Tri-Creek 2002 High School Building Corp.
5.50%, 07/15/2041	3,875	4,510
5.50%, 07/15/2043	10,130	11,698
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390	405
5.00%, 01/15/2029	540	561
5.00%, 01/15/2030	700	727

Total Indiana		248,075

Iowa – 0.43%
City of Coralville IA
4.00%, 06/01/2026	415	409
4.00%, 06/01/2028	300	295
4.00%, 05/01/2030	700	701
4.00%, 06/01/2034	890	853
5.00%, 05/01/2036	735	785
5.00%, 05/01/2038	1,400	1,470
5.00%, 05/01/2040	2,260	2,351
5.00%, 05/01/2041	1,650	1,711
City of Des Moines IA
1.75%, 06/01/2038	1,410	1,020
College Community School District Infrastructure Sales Services & Use Tax
4.13%, 06/01/2042	3,170	3,222
Dubuque Community School District Infrastructure Sales Services & Use Tax
3.00%, 07/01/2036	600	571
3.00%, 07/01/2037	675	631
Iowa City Community School District
2.50%, 06/01/2038	2,000	1,656
Iowa Finance Authority
1.50%, 01/01/2042(1)	1,370	1,360
5.00%, 08/01/2036	4,545	5,481
5.00%, 08/01/2037	2,040	2,433
5.00%, 05/15/2043	270	217
5.00%, 05/15/2048	825	629
7.25%, 05/15/2038	3,400	3,531
Iowa Higher Education Loan Authority
4.00%, 10/01/2030	380	388
4.00%, 10/01/2031	395	402
4.00%, 10/01/2033	275	278
4.00%, 10/01/2036	325	322
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000	1,025
5.00%, 12/01/2025	1,775	1,820
5.00%, 12/01/2028	1,640	1,754
5.00%, 12/01/2029	1,275	1,377
5.00%, 12/01/2030	1,000	1,087
PEFA, Inc.

5.00%, 09/01/2049(1)	17,160	17,576

Total Iowa		55,355

Kansas – 0.29%
City of Manhattan KS
4.00%, 06/01/2028	300	293
4.00%, 06/01/2036	500	454
City of Prairie Village KS
2.88%, 04/01/2030	285	270
3.13%, 04/01/2036	500	443
City of Wichita KS
0.51%, 11/1/2025(1)	11,740	11,322
Kansas Development Finance Authority
5.00%, 11/15/2054(1)	4,710	5,395
5.00%, 11/15/2054(1)	12,320	13,471
Wyandotte County Unified School District No 500 Kansas City
4.13%, 09/01/2037	750	781
Wyandotte County-Kansas City Unified Government Utility System Revenue
5.00%, 09/01/2035	4,315	4,431

Total Kansas		36,860

Kentucky – 1.27%
City of Ashland KY
5.00%, 02/01/2028	255	271
5.00%, 02/01/2032	395	422
5.00%, 02/01/2040	2,665	2,703
City of Henderson KY
3.70%, 01/01/2032(3)	5,800	5,559
4.45%, 01/01/2042(3)	6,920	6,582
County of Carroll KY
1.55%, 09/01/2042(1)	10,750	9,989
1.75%, 10/01/2034(1)	1,045	977
County of Trimble KY
1.30%, 09/01/2044(1)	3,000	2,652
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000	1,012
5.00%, 09/01/2025	1,250	1,292
Kentucky Bond Development Corp.
5.00%, 09/01/2038	1,000	1,096
5.00%, 09/01/2049	2,700	2,848
Kentucky Economic Development Finance Authority

5.00%, 08/01/2030	2,160	2,364
5.00%, 07/01/2033	1,000	1,017
5.00%, 01/01/2045	3,680	3,696
Kentucky Public Energy Authority
4.00%, 04/01/2048(1)	8,000	8,020
4.00%, 01/01/2049(1)	12,500	12,503
4.00%, 02/01/2050(1)	27,000	27,074
4.00%, 12/01/2050(1)	17,720	17,624
5.25%, 04/01/2054(1)	20,260	22,081
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,495	1,591
5.00%, 04/01/2027	1,000	1,075
5.00%, 11/01/2027	2,435	2,589
5.00%, 05/01/2029	1,000	1,070
5.00%, 05/01/2029	1,025	1,121
5.00%, 11/01/2031	1,685	1,854
5.00%, 05/01/2032	270	295
5.00%, 11/01/2038	1,000	1,142
5.00%, 11/01/2039	1,100	1,251
Kentucky State University
3.00%, 11/01/2032	160	158
5.00%, 11/01/2031	180	210
Kentucky Turnpike Authority
5.00%, 07/01/2033	340	397
5.00%, 07/01/2035	500	580
Louisville & Jefferson County Metropolitan Government
4.00%, 04/01/2036	12,510	13,395
5.00%, 10/01/2030	2,500	2,602
5.00%, 10/01/2032	430	447
5.00%, 10/01/2037	1,200	1,277
5.00%, 10/01/2047(1)	740	773
5.00%, 10/01/2047(1)	1,100	1,197

Total Kentucky		162,806

Louisiana – 1.12%
City of Youngsville LA Sales Tax Revenue
4.00%, 05/01/2036	250	266
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000	1,037
5.00%, 11/01/2036	1,000	1,034

5.00%, 11/01/2042	2,440	2,496
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000	1,084
5.00%, 09/01/2028	960	1,064
5.00%, 09/01/2029	365	413
Jefferson Parish Consolidated Sewerage District No 1
4.00%, 02/01/2035	1,330	1,428
4.00%, 02/01/2036	750	799
4.00%, 02/01/2038	1,055	1,096
4.00%, 02/01/2039	2,740	2,829
4.00%, 02/01/2042	370	375
Jefferson Parish Consolidated Waterworks District No 2
4.00%, 02/01/2037	5,000	5,277
Louisiana Housing Corp.
5.00%, 07/01/2026	5,130	5,298
Louisiana Local Government Environmental Facilities & Community Development Auth
0.88%, 02/01/2046(1)	7,420	7,190
5.00%, 10/01/2028	1,045	1,152
5.00%, 08/15/2037	20,000	20,921
Louisiana Public Facilities Authority
5.00%, 12/15/2024	330	336
5.00%, 12/15/2025	275	286
5.00%, 12/15/2026	300	319
5.00%, 10/01/2027	2,000	2,129
5.00%, 12/15/2028	250	272
5.00%, 12/15/2029	200	217
5.00%, 12/15/2030	150	162
5.00%, 05/15/2031	1,250	1,319
5.00%, 12/15/2031	390	422
5.00%, 05/15/2032	1,000	1,054
5.00%, 05/15/2050(1)	7,500	7,649
New Orleans Aviation Board
5.00%, 01/01/2024	55	55
5.00%, 01/01/2024	1,525	1,525
5.00%, 01/01/2027	850	858
5.00%, 01/01/2028	155	162
5.00%, 01/01/2028	1,250	1,268
5.00%, 01/01/2029	810	816
5.00%, 01/01/2030	275	288

5.00%, 01/01/2033	740	773
5.00%, 01/01/2033	2,600	2,848
5.00%, 01/01/2034	170	177
5.00%, 01/01/2034	750	783
5.00%, 01/01/2034	2,750	3,004
5.00%, 01/01/2040	9,890	9,911
Parish of St John the Baptist LA
2.10%, 06/01/2037(1)	14,145	13,954
2.13%, 06/01/2037(1)	7,600	7,494
2.20%, 06/01/2037(1)	2,475	2,340
4.05%, 06/01/2037(1)	5,090	5,033
Port New Orleans Board of Commissioners
5.00%, 04/01/2034	750	803
5.00%, 04/01/2035	420	447
5.00%, 04/01/2035	1,000	1,051
5.00%, 04/01/2037	500	527
State of Louisiana
4.00%, 05/01/2032	5,000	5,054
4.00%, 05/01/2034	10,685	10,790
5.00%, 03/01/2038	5,000	5,496

Total Louisiana		143,381

Maine – 0.09%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,480	1,363
4.00%, 07/01/2046	330	286
5.00%, 07/01/2034	1,000	1,111
5.00%, 07/01/2037	125	143
5.00%, 07/01/2039	175	195
5.00%, 07/01/2041	250	276
5.00%, 07/01/2041	1,235	1,237
5.00%, 07/01/2043	300	328
5.00%, 07/01/2046	590	553
5.25%, 07/01/2042	5,235	5,878
Maine Municipal Bond Bank
5.00%, 11/01/2033	650	710

Total Maine		12,080

Maryland – 1.59%
City of Baltimore MD
4.00%, 07/01/2036	1,460	1,535

4.00%, 07/01/2037	790	825
4.00%, 07/01/2037	1,235	1,290
4.00%, 07/01/2039	605	623
4.50%, 06/01/2033	150	150
5.00%, 07/01/2026	720	759
5.00%, 07/01/2029	4,770	5,085
5.00%, 09/01/2030	3,000	3,059
5.00%, 09/01/2032	1,000	1,018
5.00%, 10/15/2037	890	1,045
County of Anne Arundel MD
5.00%, 10/01/2026	1,085	1,130
County of Baltimore MD
3.00%, 03/01/2037	1,210	1,182
4.00%, 03/01/2036	5,075	5,330
5.00%, 03/01/2024	1,100	1,104
County of Montgomery MD
5.00%, 10/01/2024	1,210	1,230
County of Prince George’s MD
5.00%, 07/01/2034	2,000	2,409
5.00%, 07/15/2035	6,480	7,163
Maryland Community Development Administration
2.85%, 03/01/2024	325	324
2.95%, 03/01/2025	385	381
3.00%, 09/01/2051	18,805	18,234
3.10%, 03/01/2026	180	180
3.25%, 03/01/2027	595	601
3.50%, 03/01/2050	795	785
4.00%, 09/01/2049	710	709
5.00%, 09/01/2042	2,000	2,143
5.75%, 09/01/2054	5,000	5,405
6.00%, 03/01/2053	4,945	5,339
6.25%, 03/01/2054	935	1,033
Maryland Economic Development Corp.
3.25%, 09/01/2030	1,225	1,158
4.00%, 09/01/2040	410	370
4.00%, 09/01/2050	1,295	1,085
5.00%, 06/01/2028	2,000	2,134
5.00%, 11/12/2028	7,185	7,374
5.00%, 06/30/2038	2,800	2,963

5.00%, 12/31/2039	2,350	2,477
5.00%, 06/30/2040	2,795	2,929
5.00%, 12/31/2040	3,575	3,747
5.00%, 06/30/2041	4,860	5,073
5.00%, 12/31/2041	3,155	3,293
5.00%, 06/30/2042	5,000	5,195
5.38%, 07/01/2038	1,215	1,313
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120	114
5.00%, 07/01/2024	535	540
5.00%, 07/01/2032	750	775
5.00%, 07/01/2035	75	78
5.00%, 07/01/2045(1)	2,075	2,196
5.50%, 01/01/2029	1,500	1,602
5.50%, 01/01/2030	1,750	1,866
Maryland Stadium Authority
5.00%, 05/01/2032	765	802
5.00%, 05/01/2036	2,500	2,608
5.00%, 05/01/2041	5,000	5,276
5.00%, 05/01/2047	6,725	7,033
Maryland State Transportation Authority
5.00%, 07/01/2030	4,655	5,047
5.00%, 07/01/2034	1,550	1,777
Montgomery County Housing Opportunities Commission
0.80%, 07/01/2025	700	662
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085	1,196
State of Maryland
3.00%, 08/01/2027	6,490	6,593
4.00%, 08/01/2035	1,000	1,093
5.00%, 08/01/2024	1,450	1,469
5.00%, 06/01/2034	2,115	2,544
5.00%, 06/01/2035	3,700	4,431
5.00%, 03/15/2036	5,500	6,635
5.00%, 06/01/2037	6,535	7,692
State of Maryland Department of Transportation
3.00%, 10/01/2031	6,000	5,940
4.00%, 10/01/2032	1,400	1,456
5.00%, 10/01/2024	5,000	5,080

5.00%, 10/01/2026	11,570	12,360
5.00%, 12/01/2027	1,205	1,326
5.00%, 12/01/2028	1,335	1,505
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000	5,042

Total Maryland		203,920

Massachusetts – 1.67%
City of Somerville MA
2.00%, 10/15/2038	1,680	1,326
City of Waltham MA
2.13%, 10/15/2039	660	514
Commonwealth of Massachusetts
2.00%, 03/01/2037	4,260	3,443
2.00%, 03/01/2038	1,240	960
4.00%, 11/01/2040	1,075	1,123
4.00%, 02/01/2042	6,000	6,044
5.00%, 09/01/2025	6,400	6,649
5.00%, 07/01/2028	350	372
5.00%, 12/01/2030	1,500	1,602
5.00%, 01/01/2032	1,890	2,081
5.00%, 07/01/2033	5,500	5,797
5.00%, 10/01/2033	4,075	4,942
5.00%, 07/01/2035	1,500	1,673
5.00%, 01/01/2036	1,000	1,111
5.00%, 04/01/2036	1,520	1,618
5.00%, 07/01/2036	1,000	1,108
5.00%, 07/01/2036	12,630	12,999
5.00%, 04/01/2037	3,850	4,083
5.00%, 07/01/2037	4,670	4,883
5.00%, 09/01/2038	2,620	2,845
5.00%, 11/01/2038	10,000	10,635
5.00%, 05/01/2039	925	1,080
5.00%, 05/01/2040	1,250	1,447
5.00%, 07/01/2040	5,000	5,114
5.50%, 08/01/2030	1,140	1,342
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2040	7,435	7,966
Massachusetts Bay Transportation Authority Sales Tax Revenue
0.00%, 07/01/2031	4,000	3,043

0.00%, 07/01/2032	3,950	2,882
5.00%, 07/01/2040	1,400	1,479
5.00%, 07/01/2040	5,000	5,106
5.00%, 07/01/2041	4,000	4,625
Massachusetts Clean Water Trust
5.00%, 08/01/2031	1,790	1,993
Massachusetts Development Finance Agency
4.00%, 07/15/2036	8,700	8,941
4.00%, 07/01/2045	1,325	1,305
5.00%, 07/01/2025	1,090	1,113
5.00%, 10/01/2025	905	922
5.00%, 07/01/2026	1,140	1,182
5.00%, 10/01/2026	955	986
5.00%, 11/01/2026(1)	5,500	5,636
5.00%, 10/01/2028	475	518
5.00%, 07/01/2030	590	641
5.00%, 01/01/2031	475	493
5.00%, 10/01/2031	355	393
5.00%, 01/01/2032	635	659
5.00%, 07/01/2032	500	527
5.00%, 10/01/2032	1,000	1,200
5.00%, 01/01/2033	540	560
5.00%, 07/15/2033(3)	315	308
5.00%, 10/01/2033	750	767
5.00%, 10/01/2033	1,000	1,190
5.00%, 01/01/2034	710	735
5.00%, 07/01/2034	500	525
5.00%, 07/15/2034(3)	270	261
5.00%, 10/01/2034	835	852
5.00%, 10/01/2034	1,900	1,920
5.00%, 01/01/2035	745	771
5.00%, 07/15/2035(3)	275	265
5.00%, 01/01/2036	1,100	1,136
5.00%, 07/15/2036(3)	230	221
5.00%, 07/01/2037	2,235	2,297
5.00%, 07/15/2037(3)	245	234
5.00%, 07/01/2038(1)	8,525	8,534
5.00%, 10/01/2039	2,250	2,586
5.00%, 01/01/2040	755	773

5.00%, 10/01/2041	1,450	1,458
5.00%, 03/01/2044	1,000	1,001
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	2,700	2,370
5.00%, 07/01/2024	2,190	2,205
5.00%, 07/01/2026	5,000	5,170
5.00%, 07/01/2027	1,500	1,566
5.00%, 07/01/2028	1,250	1,327
5.00%, 07/01/2029	1,600	1,720
5.00%, 07/01/2030	1,425	1,551
Massachusetts Housing Finance Agency
0.80%, 12/01/2025	1,820	1,699
1.85%, 12/01/2050(1)	5,250	5,108
4.00%, 12/01/2027	3,750	3,812
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500	1,536
5.00%, 11/15/2034	10,000	10,549
5.00%, 08/15/2037	9,650	9,906
Massachusetts Water Resources Authority
5.25%, 08/01/2033	2,065	2,588

Total Massachusetts		213,902

Michigan – 3.36%
Avondale School District
5.00%, 11/01/2024	800	814
5.00%, 11/01/2025	785	817
5.00%, 11/01/2026	765	816
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750	771
Center Line Public Schools
5.25%, 05/01/2048	3,000	3,295
City of Detroit MI
5.00%, 04/01/2024	900	902
5.00%, 04/01/2025	900	911
5.00%, 04/01/2034	750	812
5.00%, 04/01/2035	1,700	1,834
5.00%, 04/01/2036	300	322
City of Greenville MI
4.00%, 06/01/2035	715	767
City of Lansing MI

5.00%, 06/01/2037	1,000	1,165
City of Royal Oak MI
5.00%, 04/01/2029	500	556
5.00%, 04/01/2031	1,045	1,161
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2024	765	776
County of Jackson MI
4.00%, 05/01/2034	610	644
County of Kent MI
5.00%, 06/01/2028	700	738
Dearborn School District
5.00%, 05/01/2035	1,080	1,232
Detroit City School District
5.25%, 05/01/2030	3,345	3,851
DeWitt Public Schools
5.00%, 05/01/2036	1,000	1,167
Ferndale Public Schools
5.00%, 05/01/2043	650	713
5.00%, 05/01/2049	2,795	3,016
Grand Rapids Public Schools
5.00%, 11/01/2037	1,750	1,886
5.00%, 11/01/2038	1,000	1,074
Grandville Public Schools
5.00%, 05/01/2040	1,500	1,528
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000	3,156
5.00%, 07/01/2032	290	344
5.00%, 07/01/2034	355	420
5.50%, 07/01/2052	1,330	1,494
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2032	215	255
5.00%, 07/01/2034	395	467
5.00%, 07/01/2046	2,625	2,694
5.00%, 07/01/2046	3,120	3,196
Karegnondi Water Authority
5.00%, 11/01/2034	1,430	1,510
5.00%, 11/01/2041	2,225	2,306
Lansing Board of Water & Light
2.00%, 07/01/2051(1)	8,585	8,147

5.00%, 07/01/2037	4,875	5,393
5.00%, 07/01/2038	2,620	2,872
Lapeer Community Schools
5.00%, 05/01/2039	2,730	3,040
Michigan Finance Authority
1.20%, 10/15/2030(1)	1,900	1,707
1.20%, 10/15/2038(1)	18,900	16,980
3.75%, 11/15/2049(1)	3,600	3,646
4.00%, 12/01/2035	1,500	1,560
4.00%, 12/01/2036	6,610	6,818
4.00%, 12/01/2036	22,235	22,712
4.00%, 12/01/2040	1,485	1,490
5.00%, 10/01/2024	3,000	3,047
5.00%, 11/01/2024	750	763
5.00%, 11/01/2025	400	415
5.00%, 11/01/2026	500	531
5.00%, 12/01/2026	1,190	1,265
5.00%, 06/01/2027	3,190	3,366
5.00%, 11/01/2027	500	541
5.00%, 04/15/2029	4,000	4,435
5.00%, 06/01/2029	1,500	1,628
5.00%, 12/01/2029	500	540
5.00%, 04/15/2030	4,155	4,681
5.00%, 06/01/2030	1,725	1,892
5.00%, 07/01/2030	600	614
5.00%, 10/01/2030	800	805
5.00%, 06/01/2031	2,895	3,192
5.00%, 04/15/2032	3,165	3,655
5.00%, 06/01/2032	280	308
5.00%, 08/01/2032	850	860
5.00%, 10/01/2032	1,150	1,341
5.00%, 11/15/2032	1,445	1,514
5.00%, 04/15/2033	1,935	2,244
5.00%, 06/01/2033	510	561
5.00%, 04/15/2034	970	1,123
5.00%, 07/01/2034	1,600	1,630
5.00%, 04/15/2035	555	641
5.00%, 07/01/2035	2,000	2,035
5.00%, 04/15/2036	5,000	5,737

5.00%, 12/01/2037	6,000	6,331
5.00%, 12/01/2039	3,000	3,213
5.00%, 06/01/2040	2,250	2,372
5.00%, 11/01/2044	2,710	2,732
5.00%, 11/15/2044(1)	2,035	2,130
5.00%, 12/01/2044(1)	2,550	2,597
5.00%, 06/01/2049	1,425	1,469
Michigan Mathematics & Science Initiative
4.00%, 01/01/2031	390	369
Michigan State Building Authority
5.00%, 04/15/2034	13,375	13,879
5.00%, 04/15/2035	1,250	1,403
5.00%, 04/15/2038	10,000	10,273
Michigan State Hospital Finance Authority
4.00%, 11/15/2047(1)	4,505	4,518
5.00%, 12/01/2024	275	280
5.00%, 12/01/2025	700	729
5.00%, 12/01/2027	415	450
Michigan State Housing Development Authority
3.00%, 06/01/2052	1,855	1,801
3.50%, 12/01/2050	725	716
5.00%, 12/01/2025(1)	3,710	3,746
5.00%, 12/01/2025(1)	4,593	4,641
5.00%, 02/01/2026(1)	8,581	8,691
5.00%, 06/01/2053	3,600	3,751
5.50%, 06/01/2053	16,685	17,729
Michigan Strategic Fund
1.80%, 10/01/2049(1)	2,075	2,043
5.00%, 06/30/2025	2,000	2,019
5.00%, 12/31/2025	2,595	2,632
5.00%, 06/30/2026	2,800	2,883
5.00%, 12/31/2026	355	368
5.00%, 06/30/2030	1,080	1,149
5.00%, 06/30/2032	150	160
Michigan Technological University
4.00%, 10/01/2051	1,255	1,206
5.00%, 10/01/2025	400	414
5.00%, 10/01/2026	270	287
5.00%, 10/01/2027	595	645

5.00%, 10/01/2028	890	987
5.00%, 10/01/2029	2,000	2,258
5.00%, 10/01/2030	355	408
Oakland University
5.00%, 03/01/2041	2,190	2,245
Portage Public Schools
5.00%, 11/01/2028	1,000	1,049
Richfield Public School Academy
2.50%, 09/01/2025	120	115
Romeo Community School District
4.00%, 05/01/2027	325	339
4.00%, 05/01/2033	525	575
4.00%, 05/01/2034	540	588
4.00%, 05/01/2035	755	822
4.00%, 05/01/2036	780	843
4.00%, 05/01/2037	815	868
4.00%, 05/01/2038	1,255	1,318
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320	10,349
Royal Oak School District
5.00%, 05/01/2024	600	604
Saginaw City School District
4.00%, 05/01/2034	1,035	1,107
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825	872
5.00%, 07/01/2028	435	466
South Lyon Community Schools
5.00%, 05/01/2037	755	874
5.00%, 05/01/2040	1,585	1,762
5.00%, 05/01/2042	1,620	1,788
5.00%, 05/01/2043	845	929
State of Michigan Trunk Line Revenue
4.00%, 11/15/2044	6,000	6,124
4.00%, 11/15/2046	24,000	24,231
5.00%, 11/15/2036	7,550	8,669
5.00%, 11/15/2040	10,000	11,643
5.00%, 11/15/2045	1,250	1,375
5.50%, 11/15/2044	13,000	15,413
Summit Academy North

2.25%, 11/01/2026	330	307
4.00%, 11/01/2031	785	731
University of Michigan
4.00%, 04/01/2049(1)	9,650	9,653
5.00%, 04/01/2024	1,670	1,679
5.00%, 04/01/2033	560	671
Wayne County Airport Authority
5.00%, 12/01/2024	375	382
5.00%, 12/01/2024	500	506
5.00%, 12/01/2025	600	616
5.00%, 12/01/2025	1,000	1,026
5.00%, 12/01/2027	4,055	4,143
5.00%, 12/01/2031	350	377
5.00%, 12/01/2032	1,400	1,409
5.00%, 12/01/2033	325	350
5.00%, 12/01/2040	1,000	1,020
5.00%, 12/01/2040	2,000	2,243
5.00%, 12/01/2041	1,000	1,112
5.25%, 12/01/2040	2,990	3,505
5.25%, 12/01/2040	3,205	3,751
5.50%, 12/01/2042	1,600	1,822
5.50%, 12/01/2048	3,500	3,903
Wayne State University
5.00%, 11/15/2036	3,090	3,398
Wayne-Westland Community Schools
4.00%, 11/01/2034	3,705	4,022
4.00%, 11/01/2036	4,305	4,560
5.00%, 11/01/2024	185	188
5.00%, 11/01/2025	95	99
5.00%, 11/01/2026	1,000	1,068
5.00%, 11/01/2027	600	655
5.00%, 11/01/2029	585	656
Wyoming Public Schools
4.00%, 05/01/2041	685	704

Total Michigan		431,942

Minnesota – 0.43%
City of Independence MN
4.00%, 07/01/2041	1,500	1,227
City of Minneapolis MN

4.00%, 11/15/2037	1,625	1,678
5.00%, 11/15/2052(1)	1,490	1,617
City of Moorhead MN
5.00%, 12/01/2025	405	408
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058(1)(3)	2,280	2,212
County of Hennepin MN
5.00%, 12/15/2037	2,500	2,802
County of Washington MN
2.40%, 02/01/2029	2,255	2,180
2.50%, 02/01/2030	2,320	2,224
Duluth Economic Development Authority
5.00%, 02/15/2033	500	532
5.00%, 02/15/2034	750	796
5.00%, 02/15/2037	1,250	1,313
Elk River Independent School District No 728
2.25%, 02/01/2037	6,555	5,577
Minneapolis Special School District No 1
4.00%, 02/01/2037	800	838
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2032	295	330
5.00%, 01/01/2036	1,335	1,491
5.00%, 01/01/2037	1,750	1,876
Minnesota Housing Finance Agency
3.00%, 07/01/2051	620	604
3.00%, 01/01/2052	2,530	2,456
5.00%, 08/01/2032	1,400	1,635
5.00%, 08/01/2033	770	903
5.00%, 08/01/2035	920	1,087
5.00%, 08/01/2036	2,965	3,483
6.25%, 07/01/2054	840	930
Roseville Independent School District No 623
5.00%, 02/01/2026	2,315	2,419
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185	3,190
State of Minnesota
5.00%, 08/01/2032	2,925	3,533
White Bear Lake Independent School District No 624
2.50%, 02/01/2039	5,000	4,156

2.50%, 02/01/2040	4,500	3,678

Total Minnesota		55,175

Mississippi – 0.16%
Mississippi Business Finance Corp.
7.75%, 07/15/2047(1)	4,250	2,662
Mississippi Development Bank
4.00%, 10/01/2034(3)	1,825	1,752
4.00%, 10/01/2041(3)	1,640	1,427
5.00%, 03/01/2035	1,250	1,351
5.00%, 04/01/2035	1,210	1,394
Mississippi Home Corp.
2.10%, 12/01/2040	2,000	1,489
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2029	910	984
5.00%, 01/01/2033	1,750	1,905
5.00%, 10/01/2035	700	759
5.00%, 10/01/2036	2,000	2,149
5.00%, 10/01/2040(1)	1,215	1,278
5.00%, 09/01/2044(1)	2,000	2,040
State of Mississippi
5.00%, 10/01/2030	1,000	1,086

Total Mississippi		20,276

Missouri – 0.88%
Belton School District No 124
5.00%, 03/01/2028	250	275
5.50%, 03/01/2033	500	550
5.50%, 03/01/2036	500	548
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	1,000	1,054
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285	298
5.00%, 01/01/2031	135	148
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400	408
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580	1,603
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2031	310	283
4.00%, 02/15/2039	990	923

4.00%, 02/01/2040	100	100
5.00%, 06/01/2025	7,000	7,187
5.00%, 04/01/2027	1,405	1,385
5.00%, 02/01/2029	1,000	1,027
5.00%, 02/15/2032	500	533
5.00%, 02/15/2033	500	532
5.00%, 06/01/2033	1,550	1,769
5.00%, 02/01/2036	200	205
5.00%, 10/01/2042	6,370	6,672
Jefferson City School District
5.50%, 03/01/2043	9,450	10,838
Jefferson County School District No R-1 Northwest
5.25%, 03/01/2040	2,945	3,314
5.25%, 03/01/2041	1,505	1,683
Kansas City Industrial Development Authority
5.00%, 03/01/2025	2,000	2,033
5.00%, 03/01/2026	4,395	4,535
5.00%, 03/01/2027	2,955	3,153
5.00%, 03/01/2028	3,350	3,559
5.00%, 03/01/2033	1,000	1,066
Liberty Public School District No 53
5.00%, 03/01/2039	1,375	1,561
5.00%, 03/01/2040	2,290	2,575
Missouri Housing Development Commission
3.25%, 05/01/2051	2,665	2,606
3.25%, 11/01/2052	950	928
4.00%, 05/01/2050	185	185
6.50%, 05/01/2054	2,105	2,405
Missouri State Environmental Improvement & Energy Resources Authority
2.90%, 09/01/2033	2,000	1,898
North Kansas City School District No 74
5.25%, 03/01/2039	8,000	9,277
5.25%, 03/01/2040	7,450	8,590
Pattonville R-3 School District
5.25%, 03/01/2042	1,125	1,266
5.25%, 03/01/2043	220	246
5.50%, 03/01/2040	1,150	1,327
Springfield School District No R-12
1.75%, 03/01/2031	3,000	2,582

5.00%, 03/01/2040	8,635	9,756
St Charles County School District No R-IV Wentzville
1.88%, 03/01/2039	12,110	9,000
St Louis County Industrial Development Authority
5.13%, 09/01/2048	590	524
5.50%, 09/01/2033	1,000	1,000
Washington Industrial Development Authority
2.50%, 11/01/2029	100	93
Wright City R-II School District
6.00%, 03/01/2037	575	712
6.00%, 03/01/2040	1,100	1,335

Total Missouri		113,547

Montana – 0.10%
City of Forsyth MT
3.88%, 07/01/2028	4,500	4,594
County of Gallatin MT
4.00%, 10/15/2032(3)	1,770	1,671
4.00%, 10/15/2036(3)	2,965	2,701
4.00%, 10/15/2041(3)	1,800	1,511
4.00%, 10/15/2046(3)	1,160	912
4.00%, 10/15/2051(3)	950	715
Montana Board of Housing
4.00%, 12/01/2047	75	75
4.00%, 06/01/2050	115	115

Total Montana		12,294

Nebraska – 0.40%
Ashland-Greenwood Public Schools
4.00%, 12/15/2037	1,340	1,407
4.00%, 12/15/2039	1,000	1,035
Central Plains Energy Project
4.00%, 12/01/2049(1)	5,545	5,575
5.00%, 05/01/2054(1)	2,795	2,963
City of Lincoln NE Electric System Revenue
5.00%, 09/01/2027	1,710	1,843
Douglas County Hospital Authority No 2
4.00%, 11/15/2036	425	438
Hershey Public Schools
4.00%, 12/15/2026	400	416
4.00%, 12/15/2028	640	664

Nebraska Investment Finance Authority
3.00%, 09/01/2045	1,620	1,572
3.50%, 09/01/2050	650	642
3.75%, 09/01/2049	560	555
4.00%, 09/01/2049	500	497
Nebraska Public Power District
5.00%, 01/01/2024	2,455	2,455
5.00%, 01/01/2041	5,000	5,118
Omaha Airport Authority
5.00%, 12/15/2031	230	245
5.00%, 12/15/2031	285	296
Omaha Public Power District
5.00%, 02/01/2033	1,075	1,286
5.00%, 02/01/2042	9,120	9,726
Omaha Public Power District Nebraska City Station Unit 2
5.00%, 02/01/2046	8,855	9,093
5.25%, 02/01/2042	4,250	4,311
Omaha School District
1.75%, 12/15/2035	2,170	1,758

Total Nebraska		51,895

Nevada – 1.14%
Carson City NV
5.00%, 09/01/2026	550	571
City of Henderson NV
4.00%, 06/01/2035	900	958
4.00%, 06/01/2036	925	976
5.00%, 06/01/2037	3,230	3,642
City of Las Vegas NV Special Improvement District No 816
2.75%, 06/01/2036	420	316
City of North Las Vegas NV
4.00%, 06/01/2036	1,240	1,275
6.00%, 06/01/2052(3)	1,300	1,324
Clark County School District
4.00%, 06/15/2034	5,000	5,158
5.00%, 06/15/2025	25	26
5.00%, 06/15/2025	3,780	3,899
5.00%, 06/15/2025	6,060	6,236
5.00%, 06/15/2029	4,080	4,479
5.00%, 06/15/2033	410	466

5.00%, 06/15/2034	1,555	1,716
5.00%, 06/15/2034	2,350	2,568
5.00%, 06/15/2037	1,000	1,159
County of Clark Department of Aviation
5.00%, 07/01/2028	630	635
5.00%, 07/01/2030	730	736
5.00%, 07/01/2035	7,000	8,163
5.00%, 07/01/2036	2,250	2,607
County of Clark NV
3.00%, 11/01/2035	1,255	1,219
4.00%, 07/01/2039	4,500	4,524
5.00%, 11/01/2028	3,000	3,194
5.00%, 06/01/2032	3,000	3,286
5.00%, 12/01/2032	5,385	5,952
5.00%, 06/01/2035	2,070	2,259
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2025	2,220	2,274
Henderson Local Improvement Districts
2.00%, 09/01/2024	120	118
3.00%, 09/01/2036	175	138
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043	14,035	14,917
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000	1,018
5.00%, 06/01/2039	2,815	2,850
5.00%, 06/01/2039	41,100	45,074
5.00%, 06/01/2041	5,000	5,164
5.00%, 06/01/2046	1,500	1,543
Nevada Housing Division
4.00%, 10/01/2049	305	305
5.00%, 12/01/2025(1)	2,775	2,807
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025	500	500
4.00%, 07/01/2026	1,540	1,543
5.00%, 07/01/2033	845	895

Total Nevada		146,490

New Hampshire – 0.41%
New Hampshire Business Finance Authority
3.88%, 01/20/2038	10,044	9,724

4.00%, 10/20/2036	3,967	3,895
4.00%, 08/15/2039	1,100	1,082
4.13%, 01/20/2034	2,537	2,508
4.25% (SIFMA Municipal Swap Index Yield + 0.38%), 10/01/2033(2)	7,520	7,481
4.38%, 09/20/2036	2,698	2,725
5.00%, 01/01/2024	720	720
5.00%, 08/15/2029	750	823
New Hampshire Health & Education Facilities Authority Act
4.00%, 10/01/2038	115	113
5.00%, 08/01/2027	1,575	1,672
5.00%, 10/01/2028	1,580	1,642
5.00%, 07/01/2030	390	424
5.00%, 07/01/2030	5,325	6,067
5.00%, 08/01/2030	305	326
5.00%, 10/01/2032	2,825	2,903
5.00%, 07/01/2035	5,000	5,110
5.00%, 10/01/2038	425	436
5.00%, 07/01/2044	3,040	2,971
5.50%, 11/01/2027	755	813
5.50%, 11/01/2030	1,160	1,302

Total New Hampshire		52,737

New Jersey – 3.42%
Camden County Improvement Authority
5.00%, 01/15/2028	500	538
5.00%, 01/15/2029	1,000	1,075
5.00%, 01/15/2033	500	536
6.00%, 06/15/2042	265	295
Cherry Hill Township School District
4.00%, 08/01/2038	11,000	11,370
Clearview Regional High School District
4.00%, 08/01/2040	3,640	3,726
County of Essex NJ
2.00%, 08/15/2031	3,265	2,967
County of Hudson NJ
3.00%, 11/15/2025	4,000	4,009
County of Mercer NJ
2.00%, 02/15/2032	1,180	1,066
2.38%, 02/15/2030	2,020	1,936
County of Union NJ

3.00%, 03/01/2026	3,000	3,001
Garden State Preservation Trust
5.75%, 11/01/2028	2,000	2,156
Gloucester County Improvement Authority
4.00%, 07/01/2039	750	773
5.00%, 07/01/2037	1,130	1,251
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125	1,168
4.00%, 01/01/2037	855	885
5.00%, 10/01/2026	1,500	1,600
5.00%, 10/01/2027	1,000	1,093
New Jersey Economic Development Authority
2.20%, 10/01/2039(1)	3,900	3,496
3.13%, 07/01/2029	445	433
3.75%, 11/01/2034(1)	2,480	2,505
4.00%, 06/15/2035	500	522
4.00%, 06/15/2037	600	620
4.00%, 06/15/2038	600	614
4.00%, 11/01/2039	1,000	1,015
4.00%, 06/15/2040	1,000	1,015
5.00%, 03/01/2025	10,000	10,238
5.00%, 06/15/2025	5,190	5,348
5.00%, 03/01/2026	10,150	10,620
5.00%, 06/01/2026	900	944
5.00%, 06/15/2026	470	485
5.00%, 06/15/2027	1,675	1,785
5.00%, 06/15/2029	1,000	1,120
5.00%, 06/15/2030	455	459
5.00%, 06/15/2030	4,000	4,406
5.00%, 11/01/2030	1,315	1,477
5.00%, 11/01/2031	2,200	2,468
5.00%, 06/15/2032	370	373
5.00%, 06/15/2033	1,300	1,507
5.00%, 06/15/2033	5,000	5,598
5.00%, 07/01/2033	2,000	2,084
5.00%, 11/01/2033	1,500	1,759
5.00%, 06/15/2034	1,000	1,115
5.00%, 06/15/2035	1,595	1,735
5.00%, 11/01/2035	1,415	1,638

5.00%, 10/01/2037	3,500	3,565
5.00%, 10/01/2039(3)(4)(5)	355	234
5.00%, 01/01/2040(3)	540	378
5.00%, 06/15/2040	1,910	1,924
5.25%, 09/01/2025(3)	1,605	1,668
5.25%, 09/01/2026(3)	30,000	31,919
5.25%, 06/15/2036	1,945	2,320
5.50%, 06/15/2030	2,000	2,173
5.63%, 11/15/2030	750	756
New Jersey Educational Facilities Authority
4.00%, 07/01/2034	3,375	3,429
5.00%, 07/01/2032	4,920	5,055
New Jersey Health Care Facilities Financing Authority
4.00%, 07/01/2038	1,640	1,542
4.00%, 07/01/2038	2,850	2,953
4.00%, 07/01/2039	1,705	1,588
5.00%, 07/01/2028	155	164
5.00%, 07/01/2035	1,415	1,540
5.00%, 07/01/2036	1,490	1,610
5.00%, 07/01/2037	1,565	1,673
5.00%, 07/01/2041	815	825
5.00%, 07/01/2042(1)	2,755	2,833
5.00%, 07/01/2043(1)	2,250	2,270
5.00%, 07/01/2045(1)	3,705	3,867
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2024	745	758
5.00%, 12/01/2024	1,000	1,012
5.00%, 12/01/2025	490	509
5.00%, 12/01/2025	535	550
5.00%, 12/01/2025	1,000	1,028
5.00%, 12/01/2025	2,600	2,673
5.00%, 12/01/2026	1,330	1,384
5.00%, 12/01/2026	1,550	1,613
5.00%, 12/01/2027	1,455	1,536
5.00%, 12/01/2027	1,470	1,552
5.00%, 12/01/2027	2,965	3,131
5.00%, 12/01/2030	4,805	5,240
New Jersey Housing & Mortgage Finance Agency
3.50%, 07/01/2025(1)	2,045	2,042

3.55%, 04/01/2027	1,690	1,635
3.65%, 04/01/2028	1,215	1,206
New Jersey Infrastructure Bank
5.00%, 09/01/2025	1,665	1,730
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600	2,363
0.00%, 12/15/2026	3,000	2,727
0.00%, 12/15/2027	3,260	2,878
0.00%, 12/15/2028	1,020	875
0.00%, 12/15/2029	1,875	1,567
0.00%, 12/15/2030	3,850	3,083
0.00%, 12/15/2030	4,070	3,270
0.00%, 12/15/2031	1,985	1,540
0.00%, 12/15/2031	6,275	4,849
4.00%, 06/15/2034	1,920	2,030
4.00%, 06/15/2037	2,000	2,072
4.00%, 06/15/2039	2,250	2,296
4.00%, 06/15/2039	2,800	2,868
4.00%, 06/15/2040	1,820	1,849
4.00%, 06/15/2040	4,250	4,327
4.00%, 06/15/2040	6,550	6,663
4.00%, 06/15/2050	4,030	3,907
5.00%, 12/15/2025	1,255	1,309
5.00%, 12/15/2026	2,000	2,132
5.00%, 06/15/2027	505	530
5.00%, 12/15/2028	5,510	6,134
5.00%, 06/15/2029	1,200	1,262
5.00%, 12/15/2029	820	929
5.00%, 06/15/2031	2,420	2,541
5.00%, 06/15/2032	235	238
5.00%, 06/15/2032	1,910	2,248
5.00%, 06/15/2032	2,725	3,007
5.00%, 06/15/2032	7,440	8,583
5.00%, 12/15/2032	1,940	2,139
5.00%, 06/15/2033	6,385	7,491
5.00%, 12/15/2033	595	667
5.00%, 12/15/2033	2,200	2,418
5.00%, 06/15/2034	1,500	1,762
5.00%, 06/15/2034	4,040	4,710

5.00%, 12/15/2034	3,320	3,635
5.00%, 06/15/2035	1,280	1,483
5.00%, 12/15/2036	1,915	2,081
5.00%, 06/15/2037	1,470	1,692
5.00%, 06/15/2037	1,780	1,995
5.00%, 06/15/2037	2,980	3,408
5.00%, 06/15/2038	4,350	5,024
5.00%, 06/15/2038	5,000	5,743
5.00%, 06/15/2040	2,040	2,247
5.00%, 06/15/2041	4,000	4,526
5.25%, 06/15/2036	2,000	2,356
5.25%, 06/15/2039	5,000	5,765
5.25%, 06/15/2041	5,000	5,697
New Jersey Turnpike Authority
5.00%, 01/01/2028	1,540	1,624
5.00%, 01/01/2033	5,000	5,094
5.00%, 01/01/2034	1,000	1,007
5.00%, 01/01/2034	1,175	1,197
5.00%, 01/01/2042	10,950	12,327
Salem County Improvement Authority
4.00%, 08/15/2042	400	398
Sayreville School District
4.00%, 01/15/2036	5,530	5,898
State of New Jersey
2.00%, 06/01/2036	1,770	1,454
4.00%, 06/01/2030	4,560	4,932
4.00%, 06/01/2031	3,845	4,194
4.00%, 06/01/2032	470	517
5.00%, 06/01/2025	2,635	2,719
5.00%, 06/01/2026	13,725	14,489
5.00%, 06/01/2027	7,000	7,570
5.00%, 06/01/2029	13,235	14,934
5.00%, 06/01/2039	3,902	4,267
5.00%, 06/01/2040	2,220	2,420
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	3,750	3,806

Total New Jersey		438,472

New Mexico – 0.33%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400	2,543
5.00%, 07/01/2028	1,700	1,801
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800	827
Farmington Municipal School District No 5
5.00%, 09/01/2024	490	497
New Mexico Educational Assistance Foundation
5.00%, 09/01/2024	4,750	4,796
5.00%, 09/01/2026	1,530	1,596
5.00%, 09/01/2027	2,130	2,256
5.00%, 09/01/2029	1,000	1,087
New Mexico Hospital Equipment Loan Council
4.00%, 08/01/2036	1,230	1,258
5.00%, 08/01/2049(1)	2,360	2,424
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	460	457
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039(1)	22,500	22,871

Total New Mexico		42,413

New York – 11.75%
Broome County Local Development Corp.
4.00%, 04/01/2034	1,000	1,041
City of Long Beach NY
5.00%, 09/01/2028	2,000	2,138
5.00%, 09/01/2029	2,800	3,033
City of New York NY
3.00%, 08/01/2036	2,500	2,425
4.00%, 10/01/2035	905	962
4.00%, 08/01/2037	2,500	2,647
4.00%, 03/01/2040	5,870	6,029
4.00%, 08/01/2040	3,305	3,399
4.00%, 03/01/2042	530	538
5.00%, 08/01/2025	1,600	1,658
5.00%, 08/01/2026	2,575	2,733
5.00%, 08/01/2027	400	409
5.00%, 08/01/2027	2,975	3,076
5.00%, 08/01/2027	5,510	5,996
5.00%, 08/01/2028	400	419
5.00%, 08/01/2028	700	741

5.00%, 08/01/2028	3,975	4,110
5.00%, 08/01/2029	1,305	1,431
5.00%, 08/01/2031	1,000	1,094
5.00%, 08/01/2032	1,745	1,894
5.00%, 11/01/2032	2,200	2,558
5.00%, 08/01/2033	1,000	1,199
5.00%, 01/01/2034	1,575	1,761
5.00%, 06/01/2034	2,685	2,761
5.00%, 08/01/2034	1,690	1,950
5.00%, 05/01/2035	585	694
5.00%, 06/01/2035	13,455	13,818
5.00%, 08/01/2037	1,500	1,781
5.00%, 03/01/2038	2,250	2,512
5.00%, 09/01/2038	2,200	2,548
5.00%, 08/01/2041	4,000	4,609
5.00%, 08/01/2047	770	844
5.25%, 09/01/2040	19,695	22,940
5.25%, 10/01/2040	2,275	2,653
5.25%, 09/01/2041	10,355	11,994
5.25%, 10/01/2047	2,750	3,110
City of Yonkers NY
5.00%, 09/01/2025	1,015	1,051
County of Erie NY
5.00%, 06/01/2025	1,000	1,033
County of Nassau NY
5.00%, 10/01/2024	3,000	3,049
County of Suffolk NY
4.00%, 02/01/2028	1,865	1,982
5.00%, 06/15/2024	665	671
5.00%, 06/15/2025	710	732
5.00%, 10/01/2025	810	841
5.00%, 10/01/2026	415	442
5.00%, 10/01/2028	680	757
5.00%, 06/15/2029	985	1,111
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525	571
Genesee County Funding Corp.
5.00%, 12/01/2031	375	405
5.00%, 12/01/2032	460	499

5.00%, 12/01/2033	750	813
5.00%, 12/01/2034	700	758
5.00%, 12/01/2035	540	584
Hempstead Town Local Development Corp.
5.53%, 02/01/2040	3,500	3,270
5.89%, 02/01/2032	1,250	1,261
6.24%, 02/01/2047	1,000	974
6.47%, 02/01/2033	1,000	1,033
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2038	8,720	9,079
4.00%, 02/15/2039	1,450	1,502
4.00%, 02/15/2044	18,870	18,871
4.00%, 02/15/2047	2,230	2,233
5.00%, 02/15/2032	2,325	2,484
5.00%, 02/15/2035	1,700	1,808
Long Island Power Authority
0.85%, 09/01/2050(1)	16,125	15,442
1.00%, 09/01/2025	9,250	8,797
1.50%, 09/01/2051(1)	11,725	11,078
1.65%, 09/01/2049(1)	4,395	4,340
5.00%, 09/01/2024	565	573
5.00%, 09/01/2025	1,000	1,036
5.00%, 09/01/2026	2,000	2,131
5.00%, 09/01/2027	6,500	7,104
5.00%, 09/01/2033	600	725
5.00%, 09/01/2034	650	783
5.00%, 09/01/2037	1,000	1,075
5.00%, 09/01/2039	1,000	1,007
5.00%, 09/01/2039	2,750	3,202
5.00%, 09/01/2040	2,715	3,144
5.00%, 09/01/2041	850	979
5.00%, 09/01/2052(1)	6,450	6,856
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600	1,158
4.00%, 11/15/2039	540	552
4.00%, 11/15/2045	5,560	5,419
4.00%, 11/15/2046	2,545	2,464
5.00%, 11/15/2024	1,885	1,889
5.00%, 11/15/2025	1,155	1,200

5.00%, 11/15/2026	1,600	1,694
5.00%, 11/15/2026	2,350	2,487
5.00%, 11/15/2028	2,970	3,229
5.00%, 11/15/2028	4,000	4,386
5.00%, 11/15/2029	745	760
5.00%, 11/15/2029	2,220	2,280
5.00%, 11/15/2030	730	792
5.00%, 11/15/2031	1,055	1,100
5.00%, 11/15/2033	1,025	1,052
5.00%, 11/15/2033	1,715	1,854
5.00%, 11/15/2033	3,645	3,941
5.00%, 11/15/2033	6,000	6,171
5.00%, 11/15/2034	275	324
5.00%, 11/15/2034	7,500	8,097
5.00%, 11/15/2035	1,750	1,790
5.00%, 11/15/2036	820	857
5.00%, 11/15/2037	1,500	1,554
5.00%, 11/15/2039	2,000	2,007
5.00%, 11/15/2048(1)	1,410	1,420
Monroe County Industrial Development Corp.
5.00%, 07/01/2025	885	914
5.00%, 12/01/2032	1,000	1,069
5.00%, 12/01/2033	1,000	1,067
5.00%, 12/01/2034	1,100	1,173
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500	1,500
5.00%, 11/15/2056	4,380	4,380
New York City Housing Development Corp.
0.60%, 05/01/2061(1)	2,725	2,581
0.70%, 11/01/2060(1)	7,205	6,833
0.70%, 11/01/2060(1)	20,320	19,392
0.90%, 11/01/2060(1)	24,505	22,832
1.13%, 05/01/2060(1)	5,690	5,561
2.40%, 08/01/2040	2,430	1,880
3.40%, 11/01/2062(1)	7,060	7,077
3.80%, 11/01/2063(1)	1,075	1,082
4.30%, 11/01/2063(1)	5,675	5,822
5.00%, 05/01/2026	110	115
5.00%, 05/01/2027	600	641

5.00%, 11/01/2027	855	922
5.00%, 05/01/2028	875	954
5.00%, 11/01/2028	600	659
5.00%, 05/01/2029	300	332
5.00%, 11/01/2029	875	973
5.00%, 11/01/2030	500	563
New York City Industrial Development Agency
5.00%, 01/01/2024	2,250	2,250
5.00%, 01/01/2031	1,250	1,411
New York City Municipal Water Finance Authority
4.00%, 06/15/2039	1,500	1,552
4.00%, 06/15/2039	9,020	9,348
4.00%, 06/15/2040	5,200	5,309
4.05%, 06/15/2048(1)	22,500	22,500
5.00%, 06/15/2029	1,100	1,211
5.00%, 06/15/2031	6,075	6,249
5.00%, 06/15/2032	1,000	1,174
5.00%, 06/15/2034	6,000	7,228
5.00%, 06/15/2035	9,025	9,309
5.00%, 06/15/2036	5,000	5,146
5.00%, 06/15/2036	5,830	5,854
5.00%, 06/15/2037	6,000	6,114
5.00%, 06/15/2038	2,375	2,625
5.00%, 06/15/2039	2,000	2,035
5.00%, 06/15/2039	8,320	8,466
5.00%, 06/15/2040	1,130	1,246
5.00%, 06/15/2040	2,115	2,315
5.00%, 06/15/2040	2,200	2,348
5.00%, 06/15/2040	5,000	5,336
5.00%, 06/15/2049	3,375	3,568
New York City Transitional Finance Authority
5.50%, 05/01/2041	8,000	9,663
5.50%, 05/01/2047	1,750	2,064
New York City Transitional Finance Authority Building Aid Revenue
4.00%, 07/15/2040	1,060	1,080
5.00%, 07/15/2025	1,695	1,752
5.00%, 07/15/2026	1,995	2,116
5.00%, 07/15/2027	1,940	2,110
5.00%, 07/15/2032	2,000	2,147

5.00%, 07/15/2034	5,000	5,514
5.00%, 07/15/2035	10,000	10,356
5.00%, 07/15/2037	1,905	2,076
5.00%, 07/15/2040	2,750	2,802
5.00%, 07/15/2043	3,240	3,306
New York City Transitional Finance Authority Future Tax Secured Revenue
3.00%, 11/01/2037	9,000	8,397
3.00%, 11/01/2039	1,975	1,784
4.00%, 05/01/2036	2,000	2,137
4.00%, 02/01/2038	9,675	10,266
4.00%, 05/01/2038	26,755	28,163
4.00%, 05/01/2039	5,000	5,237
4.00%, 05/01/2043	785	792
4.10%, 08/01/2039(1)	1,800	1,800
4.10%, 11/01/2044(1)	2,000	2,000
5.00%, 11/01/2025	5,355	5,584
5.00%, 11/01/2028	1,500	1,559
5.00%, 11/01/2029	2,000	2,054
5.00%, 11/01/2029	7,000	7,034
5.00%, 02/01/2030	4,480	4,661
5.00%, 11/01/2030	8,000	8,036
5.00%, 05/01/2033	2,535	2,782
5.00%, 02/01/2034	10,545	10,593
5.00%, 08/01/2034	700	771
5.00%, 11/01/2034	2,300	2,754
5.00%, 08/01/2035	1,600	1,759
5.00%, 05/01/2036	1,750	1,910
5.00%, 11/01/2036	350	416
5.00%, 11/01/2037	4,000	4,010
5.00%, 11/01/2037	4,165	4,936
5.00%, 08/01/2038	1,975	2,138
5.00%, 11/01/2038	2,455	2,525
5.00%, 02/01/2039	10,000	11,465
5.00%, 05/01/2039	2,395	2,793
5.00%, 05/01/2039	4,430	4,758
5.00%, 02/01/2040	2,870	3,010
5.00%, 05/01/2040	6,500	7,535
5.00%, 11/01/2040	19,305	22,378
5.00%, 02/01/2041	5,505	5,582

5.00%, 02/01/2041	5,000	5,671
5.00%, 05/01/2042	4,250	4,463
5.00%, 08/01/2042	2,750	2,944
5.25%, 11/01/2037	3,750	4,488
5.25%, 11/01/2037	7,000	8,378
5.50%, 11/01/2045	10,900	12,770
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000	3,074
5.00%, 11/15/2040	1,085	1,103
New York Liberty Development Corp.
2.75%, 11/15/2041	14,370	11,835
4.00%, 02/15/2043	3,550	3,588
4.00%, 02/15/2043	4,250	4,298
5.00%, 11/15/2044(3)	3,720	3,686
New York Power Authority
4.00%, 11/15/2038	3,500	3,601
5.00%, 11/15/2028	3,000	3,348
5.00%, 11/15/2037	1,000	1,187
5.25%, 11/15/2040	1,000	1,179
New York State Bridge Authority
5.00%, 01/01/2035	565	649
5.00%, 01/01/2036	475	542
5.00%, 01/01/2037	535	603
New York State Dormitory Authority
3.00%, 03/15/2041	3,860	3,419
4.00%, 03/15/2037	3,030	3,232
4.00%, 03/15/2038	7,685	8,128
4.00%, 03/15/2039	1,200	1,252
4.00%, 03/15/2040	5,000	5,148
4.00%, 03/15/2042	20,445	20,707
4.00%, 03/15/2043	4,000	4,036
4.00%, 03/15/2045	1,150	1,154
5.00%, 03/15/2024	3,700	3,716
5.00%, 05/01/2024	4,870	4,896
5.00%, 07/01/2024	5	5
5.00%, 07/01/2024	10	10
5.00%, 07/01/2024	335	338
5.00%, 03/15/2025	500	513
5.00%, 07/01/2025	5	5

5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	250	258
5.00%, 03/15/2027	2,500	2,566
5.00%, 07/01/2027	200	204
5.00%, 07/01/2028	110	113
5.00%, 10/01/2029	1,430	1,553
5.00%, 07/01/2030	150	156
5.00%, 10/01/2030	1,910	2,071
5.00%, 03/15/2032	3,000	3,380
5.00%, 03/15/2033	2,335	2,793
5.00%, 07/01/2034	410	445
5.00%, 10/01/2034	3,745	4,135
5.00%, 03/15/2035	1,500	1,528
5.00%, 03/15/2035	8,525	8,965
5.00%, 03/15/2036	3,500	4,103
5.00%, 03/15/2036	5,000	5,766
5.00%, 07/01/2036	735	789
5.00%, 07/15/2037	700	748
5.00%, 02/15/2039	2,995	3,180
5.00%, 03/15/2040	13,000	15,003
5.00%, 03/15/2040	18,330	19,573
5.00%, 10/01/2040	1,000	1,133
5.00%, 03/15/2041	1,065	1,199
5.00%, 03/15/2041	1,335	1,434
5.00%, 03/15/2041	6,720	7,168
5.00%, 10/01/2041	1,950	2,199
5.00%, 05/01/2048(1)	1,040	1,072
5.00%, 05/01/2048(1)	5,695	5,702
5.25%, 03/15/2033	6,000	6,201
5.25%, 03/15/2038	1,930	2,111
New York State Housing Finance Agency
0.55%, 11/01/2024	4,015	3,918
0.65%, 11/01/2056(1)	7,645	7,168
0.75%, 05/01/2025	9,330	8,864
0.75%, 11/01/2025	960	897
0.75%, 11/01/2025	2,205	2,061
0.75%, 11/01/2025	4,085	3,819
1.00%, 11/01/2061(1)	1,815	1,691
1.10%, 11/01/2061(1)	13,130	11,983

2.50%, 11/01/2060(1)	9,700	9,330
3.80%, 11/01/2062(1)	7,985	8,014
3.88%, 11/01/2063(1)	1,150	1,156
New York State Thruway Authority
4.00%, 01/01/2039	4,470	4,625
4.00%, 01/01/2040	5,000	5,118
4.00%, 03/15/2043	9,000	9,109
5.00%, 01/01/2032	775	788
5.00%, 01/01/2033	6,000	6,007
5.00%, 03/15/2034	2,750	3,311
5.00%, 03/15/2038	10,260	11,940
New York State Urban Development Corp.
3.00%, 03/15/2048	1,000	806
4.00%, 03/15/2038	12,175	12,746
4.00%, 03/15/2039	9,995	10,393
4.00%, 03/15/2042	1,500	1,531
4.00%, 03/15/2045	790	799
5.00%, 03/15/2024	400	402
5.00%, 03/15/2035	2,800	2,811
5.00%, 03/15/2035	3,000	3,471
5.00%, 03/15/2036	2,090	2,405
5.00%, 03/15/2037	8,135	9,081
5.00%, 03/15/2038	1,275	1,376
New York Transportation Development Corp.
4.00%, 10/01/2030	3,860	3,789
4.00%, 12/01/2039	450	455
4.00%, 12/01/2040	500	502
4.00%, 12/01/2041	450	450
4.00%, 12/01/2042	500	500
5.00%, 12/01/2028	400	431
5.00%, 12/01/2028	1,300	1,421
5.00%, 12/01/2029	300	331
5.00%, 12/01/2030	250	278
5.00%, 01/01/2031	1,015	1,039
5.00%, 12/01/2031	300	333
5.00%, 12/01/2032	1,775	1,961
5.00%, 12/01/2032	2,355	2,635
5.00%, 01/01/2033	5,500	5,612
5.00%, 12/01/2033	700	766

5.00%, 12/01/2033	985	1,084
5.00%, 12/01/2033	3,650	4,080
5.00%, 12/01/2034	500	549
5.00%, 12/01/2034	1,350	1,475
5.00%, 12/01/2034	3,990	4,450
5.00%, 12/01/2035	500	547
5.00%, 12/01/2035	800	870
5.00%, 12/01/2035	2,335	2,589
5.00%, 12/01/2036	550	597
5.00%, 12/01/2036	1,360	1,495
5.00%, 12/01/2037	600	646
5.00%, 12/01/2037	3,625	3,946
5.00%, 12/01/2038	500	537
5.00%, 12/01/2039	2,420	2,598
5.00%, 07/01/2041	2,300	2,302
5.00%, 07/01/2046	42,280	42,206
5.50%, 06/30/2039	2,000	2,212
6.00%, 04/01/2035	15,335	17,083
Niagara Area Development Corp.
5.00%, 07/01/2052	1,000	777
Oneida County Local Development Corp.
5.00%, 12/01/2025	320	320
5.00%, 12/01/2027	1,425	1,426
5.00%, 12/01/2028	1,000	1,001
5.00%, 12/01/2035	1,160	1,298
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000	1,155
Port Authority of New York & New Jersey
3.00%, 12/01/2032	5,000	5,083
4.00%, 07/15/2036	2,180	2,243
5.00%, 09/15/2024	5,115	5,174
5.00%, 09/15/2026	1,000	1,046
5.00%, 10/15/2028	4,000	4,104
5.00%, 09/15/2029	1,500	1,609
5.00%, 10/15/2029	1,000	1,053
5.00%, 07/15/2031	4,000	4,473
5.00%, 09/15/2032	1,500	1,602
5.00%, 10/15/2033	1,200	1,208
5.00%, 10/15/2033	6,000	6,309

5.00%, 11/15/2033	5,660	5,887
5.00%, 08/01/2034	7,415	8,485
5.00%, 10/15/2034	980	986
5.00%, 10/15/2034	2,475	2,599
5.00%, 01/15/2035	150	180
5.00%, 01/15/2036	200	238
5.00%, 04/01/2036	4,135	4,260
5.00%, 10/15/2036	2,300	2,313
5.00%, 01/15/2037	225	266
5.00%, 10/15/2037	4,665	4,690
5.00%, 01/15/2039	360	396
5.00%, 01/15/2039	450	519
5.00%, 01/15/2040	500	574
5.00%, 01/15/2041	475	542
5.00%, 10/15/2041	3,240	3,320
5.00%, 11/15/2041	1,550	1,581
5.25%, 08/01/2040	2,000	2,226
5.50%, 08/01/2041	11,255	12,699
St Lawrence County Industrial Development Agency
5.00%, 07/01/2032	350	407
5.00%, 07/01/2033	400	464
5.00%, 07/01/2034	350	405
5.00%, 07/01/2035	400	461
5.00%, 07/01/2036	840	960
5.00%, 07/01/2037	880	996
State of New York Mortgage Agency Homeowner Mortgage Revenue
2.20%, 10/01/2029	1,000	923
3.25%, 10/01/2051	8,650	8,429
Suffolk County Economic Development Corp.
5.38%, 11/01/2054(3)	1,210	933
Town of Hempstead NY
4.00%, 06/15/2028	3,665	3,785
Town of Oyster Bay NY
2.00%, 03/01/2033	1,415	1,199
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045(1)	2,425	2,269
2.00%, 05/15/2045(1)	6,375	5,971
4.00%, 11/15/2033	570	637
4.00%, 11/15/2034	115	126

4.00%, 05/15/2040	1,250	1,282
4.00%, 05/15/2042	2,840	2,882
5.00%, 12/16/2024	5,000	5,092
5.00%, 11/15/2030	4,000	4,687
5.00%, 11/15/2032	8,095	9,751
5.00%, 11/15/2033	6,000	6,990
5.00%, 11/15/2034	430	525
5.00%, 11/15/2034	4,165	4,584
5.00%, 11/15/2034	6,250	7,693
5.00%, 11/15/2035	3,835	4,090
5.00%, 11/15/2035	5,000	6,105
5.00%, 11/15/2036	5,000	6,035
5.00%, 11/15/2037	4,000	4,341
5.00%, 11/15/2037	4,130	4,920
5.00%, 11/15/2038	1,000	1,030
5.00%, 11/15/2038	3,905	4,597
5.00%, 05/15/2039	11,650	13,230
5.00%, 11/15/2039	3,000	3,452
5.00%, 11/15/2040	1,000	1,157
5.00%, 05/15/2041	5,075	5,703
5.00%, 11/15/2042	1,910	2,058
5.00%, 11/15/2042	2,900	3,280
5.00%, 11/15/2049	1,340	1,448
5.00%, 05/15/2051(1)	1,900	1,981
5.25%, 05/15/2041	1,895	2,191
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.00%, 05/15/2040	340	392
Utility Debt Securitization Authority
5.00%, 12/15/2029	21,400	21,481
5.00%, 12/15/2031	11,775	11,820
5.00%, 12/15/2040	5,000	5,364
5.00%, 12/15/2041	7,800	9,177
Westchester County Local Development Corp.
2.88%, 07/01/2026(3)	1,500	1,473

Total New York		1,508,915

North Carolina – 0.87%
Charlotte-Mecklenburg Hospital Authority
4.05%, 01/15/2037(1)	8,000	8,000
5.00%, 01/15/2050(1)	1,500	1,655

City of Charlotte NC
4.00%, 06/01/2038	2,450	2,507
County of Alamance NC
2.00%, 05/01/2035	2,000	1,666
County of New Hanover NC
5.00%, 10/01/2027	100	108
5.00%, 10/01/2034	1,000	1,084
Greater Asheville Regional Airport Authority
5.00%, 07/01/2032	1,000	1,126
5.00%, 07/01/2035	1,750	1,971
5.00%, 07/01/2036	1,505	1,683
5.00%, 07/01/2037	1,520	1,708
5.00%, 07/01/2037	1,780	1,980
5.25%, 07/01/2038	1,200	1,350
5.25%, 07/01/2040	500	562
5.25%, 07/01/2041	1,210	1,355
5.25%, 07/01/2042	1,000	1,114
5.25%, 07/01/2042	1,100	1,215
5.25%, 07/01/2043	700	774
5.25%, 07/01/2048	2,565	2,790
North Carolina Capital Facilities Finance Agency
4.00%, 05/01/2024	190	190
5.00%, 05/01/2031	1,000	1,123
North Carolina Housing Finance Agency
3.75%, 07/01/2052	3,495	3,468
5.75%, 01/01/2054	10,000	10,808
6.00%, 07/01/2053	4,635	4,999
6.25%, 01/01/2055	5,510	6,098
North Carolina Medical Care Commission
2.55%, 06/01/2048(1)	3,955	3,902
4.00%, 03/01/2029	140	134
4.00%, 03/01/2030	145	137
4.00%, 03/01/2031	145	136
4.00%, 09/01/2033	180	168
5.00%, 03/01/2027	150	151
5.00%, 03/01/2028	155	155
5.00%, 02/01/2051(1)	1,000	1,039
North Carolina State Education Assistance Authority
5.00%, 06/01/2043	1,895	1,962

5.50%, 06/01/2029	1,000	1,092
5.50%, 06/01/2030	2,390	2,639
5.50%, 06/01/2033	3,000	3,386
North Carolina Turnpike Authority
5.00%, 02/01/2024	15,390	15,407
5.00%, 01/01/2049	4,030	4,266
Raleigh Durham Airport Authority
5.00%, 05/01/2025	3,000	3,061
State of North Carolina
2.00%, 03/01/2036	2,230	1,827
5.00%, 05/01/2026	4,750	5,013
5.00%, 05/01/2027	7,500	8,120

Total North Carolina		111,929

North Dakota – 0.21%
City of Grand Forks ND
4.00%, 12/01/2037	675	664
4.00%, 12/01/2041	1,830	1,758
4.00%, 12/01/2046	1,425	1,333
5.00%, 12/01/2027	1,110	1,150
5.00%, 12/01/2028	1,500	1,569
5.00%, 12/01/2031	2,650	2,823
5.00%, 12/01/2034	725	843
5.00%, 12/01/2036	545	624
5.00%, 12/01/2038	500	561
5.00%, 12/01/2040	500	552
5.00%, 12/01/2042	500	547
North Dakota Housing Finance Agency
3.00%, 07/01/2051	5,600	5,459
3.00%, 01/01/2052	1,395	1,358
5.75%, 01/01/2054	6,600	7,134
6.25%, 01/01/2054	670	742

Total North Dakota		27,117

Ohio – 1.77%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2037	700	679
4.00%, 11/15/2038	450	430
5.25%, 11/15/2031	530	559
5.25%, 11/15/2032	645	680
5.25%, 11/15/2033	1,770	1,862

5.25%, 11/15/2046	1,255	1,274
American Municipal Power, Inc.
1.00%, 02/15/2048(1)	2,015	1,981
4.00%, 02/15/2036	1,975	2,068
4.00%, 02/15/2038	2,860	2,925
5.00%, 02/15/2035	3,285	3,748
Buckeye Tobacco Settlement Financing Authority
3.00%, 06/01/2048	3,100	2,388
4.00%, 06/01/2038	1,000	1,005
5.00%, 06/01/2027	1,365	1,439
5.00%, 06/01/2055	17,480	16,426
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450	2,450
City of Cleveland OH Income Tax Revenue
3.00%, 10/01/2036	500	479
3.00%, 10/01/2037	1,000	943
City of Columbus OH
5.00%, 04/01/2033	1,345	1,515
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000	1,029
City of Upper Arlington OH
5.75%, 12/01/2042	500	523
Clermont County Port Authority
5.00%, 12/01/2029	750	778
5.00%, 12/01/2030	850	881
County of Allen OH Hospital Facilities Revenue
5.00%, 12/01/2029	585	659
5.00%, 12/01/2030	585	664
County of Cuyahoga OH
5.00%, 12/01/2026	2,500	2,512
County of Fairfield OH
4.25%, 06/15/2024	1,470	1,467
County of Franklin OH
4.05%, 11/01/2042(1)	8,900	8,900
County of Montgomery OH
4.00%, 08/01/2038	2,055	2,100
4.00%, 08/01/2039	2,220	2,257
5.00%, 08/01/2025	515	530
County of Muskingum OH

5.00%, 02/15/2044	2,480	2,335
5.00%, 02/15/2048	1,700	1,554
County of Scioto OH
5.00%, 02/15/2029	1,200	1,254
Crestview Local School District/Columbiana County
4.00%, 12/01/2043	385	390
Euclid City School District
5.25%, 01/15/2044	3,925	4,048
Forest Hills Local School District
5.00%, 12/01/2044	4,725	4,771
Lancaster Port Authority
5.00%, 08/01/2049(1)	12,240	12,396
Miami University/Oxford OH
4.00%, 09/01/2036	1,000	1,053
5.00%, 09/01/2030	475	547
5.00%, 09/01/2032	1,000	1,146
5.00%, 09/01/2034	700	733
North Olmsted City School District
5.00%, 10/15/2048	1,450	1,547
Ohio Air Quality Development Authority
2.10%, 12/01/2027(1)	5,000	4,881
2.10%, 07/01/2028(1)	15,500	15,129
2.10%, 10/01/2028(1)	12,000	11,713
2.88%, 02/01/2026	5,400	5,208
3.25%, 09/01/2029	1,000	966
3.75%, 01/15/2028(3)	6,085	6,027
4.00%, 09/01/2030(1)	1,500	1,524
4.25%, 11/01/2039(1)	7,575	7,723
4.50%, 01/15/2048(3)	1,230	1,151
Ohio Higher Educational Facility Commission
4.00%, 07/01/2031	865	879
4.00%, 07/01/2032	900	914
4.00%, 07/01/2035	505	509
5.00%, 01/01/2032	235	256
5.00%, 10/01/2032	1,000	1,099
5.00%, 01/01/2033	285	311
5.00%, 05/01/2033	995	1,114
5.00%, 01/01/2034	360	395
5.25%, 01/01/2035	375	418

5.25%, 01/01/2036	500	554
5.25%, 01/01/2037	420	461
Ohio Housing Finance Agency
4.50%, 03/01/2050	135	136
Ohio State University
4.00%, 12/01/2039	7,350	7,624
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2039	1,100	1,266
Ohio Water Development Authority
5.00%, 06/01/2031	450	532
5.00%, 12/01/2031	600	715
5.00%, 06/01/2032	350	421
5.00%, 12/01/2032	400	485
5.00%, 06/01/2033	350	424
5.00%, 12/01/2033	400	485
5.00%, 06/01/2034	300	363
5.00%, 12/01/2034	425	514
5.00%, 06/01/2035	500	600
5.00%, 12/01/2035	600	718
5.00%, 12/01/2035	1,000	1,166
5.00%, 12/01/2038	1,760	1,963
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031(3)	485	447
State of Ohio
2.75%, 01/01/2052(1)	2,215	2,205
4.00%, 01/15/2038	800	812
4.00%, 01/15/2041	655	656
4.00%, 01/15/2050	450	425
5.00%, 08/01/2024	2,500	2,532
5.00%, 02/01/2028	1,295	1,426
5.00%, 03/01/2028	690	761
5.00%, 03/01/2028	860	949
5.00%, 03/15/2028	1,725	1,905
5.00%, 01/01/2030	1,170	1,281
5.00%, 12/15/2030	1,500	1,752
5.00%, 12/15/2031	1,000	1,163
5.00%, 12/15/2032	1,000	1,163
5.00%, 12/15/2033	1,000	1,163
5.00%, 12/15/2034	1,000	1,162

5.00%, 10/01/2035	1,410	1,513
5.00%, 12/31/2035	1,010	1,018
5.00%, 05/01/2036	3,630	3,712
5.00%, 03/01/2037	1,365	1,566
5.00%, 05/01/2037	4,915	5,220
5.00%, 03/01/2040	3,200	3,640
University of Akron
4.00%, 01/01/2027	2,780	2,870
5.00%, 01/01/2037	6,675	6,884
5.00%, 01/01/2038	5,225	5,377
University of Cincinnati
5.00%, 06/01/2028	250	271
5.00%, 06/01/2029	400	434

Total Ohio		227,876

Oklahoma – 0.38%
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500	1,520
5.00%, 09/01/2026	1,725	1,822
5.00%, 09/01/2028	1,120	1,179
Cleveland County Educational Facilities Authority
5.00%, 09/01/2025	300	310
5.00%, 09/01/2026	375	394
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470	2,602
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515	523
5.00%, 12/01/2025	545	564
5.00%, 12/01/2026	820	866
Grady County School Finance Authority
5.00%, 09/01/2028	375	407
5.00%, 09/01/2030	1,235	1,334
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000	2,019
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040	2,086
5.00%, 07/01/2026	2,195	2,284
5.00%, 07/01/2030	1,350	1,445
5.00%, 07/01/2032	2,960	3,170
5.00%, 07/01/2035	3,240	3,443

5.00%, 07/01/2043	1,065	1,103
Oklahoma County Independent School District No 89 Oklahoma City
1.25%, 07/01/2024	6,520	6,424
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015	1,128
Oklahoma Development Finance Authority
5.00%, 08/01/2026	75	77
5.00%, 08/01/2030	1,010	1,059
Oklahoma Housing Finance Agency
6.50%, 09/01/2054	485	553
Oklahoma Turnpike Authority
5.00%, 01/01/2025	700	715
5.00%, 01/01/2026	2,500	2,620
5.00%, 01/01/2027	3,000	3,218
5.00%, 01/01/2028	2,905	3,185
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120	1,199
5.00%, 06/01/2033	1,240	1,326

Total Oklahoma		48,575

Oregon – 0.81%
City of Eugene OR Electric Utility System Revenue
4.00%, 08/01/2036	300	317
Hillsboro School District No 1J
4.00%, 06/15/2035	750	797
4.00%, 06/15/2037	2,250	2,356
5.00%, 06/15/2028	1,525	1,650
Medford Hospital Facilities Authority
5.00%, 08/15/2036	1,145	1,258
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow
0.00%, 06/15/2034	7,150	4,653
Oregon State Facilities Authority
5.00%, 06/01/2030	5,000	5,555
5.00%, 06/01/2046	21,475	21,740
Oregon State Lottery
5.00%, 04/01/2036	2,500	2,660
Port of Portland OR Airport Revenue
5.00%, 07/01/2027	1,000	1,058
5.00%, 07/01/2027	2,000	2,116
5.00%, 07/01/2028	2,000	2,153

5.00%, 07/01/2028	2,190	2,357
5.00%, 07/01/2029	750	830
5.00%, 07/01/2031	1,000	1,049
5.00%, 07/01/2032	1,000	1,001
5.00%, 07/01/2032	12,930	14,633
5.00%, 07/01/2033	1,375	1,499
5.00%, 07/01/2033	3,485	3,490
5.00%, 07/01/2035	3,240	3,372
5.00%, 07/01/2036	2,200	2,487
5.00%, 07/01/2038	1,370	1,521
5.00%, 07/01/2045	2,420	2,550
5.25%, 07/01/2039	7,000	7,886
Salem Hospital Facility Authority
4.00%, 05/15/2041	1,500	1,502
State of Oregon
5.00%, 05/01/2043	3,300	3,782
5.00%, 08/01/2043	1,060	1,212
State of Oregon Department of Transportation
5.25%, 11/15/2047	2,705	3,077
State of Oregon Housing & Community Services Department
2.65%, 07/01/2039	980	829
3.50%, 01/01/2051	950	939
4.00%, 07/01/2051	2,535	2,541
Yamhill County Hospital Authority
2.50%, 11/15/2028	1,000	886

Total Oregon		103,756

Pennsylvania – 3.89%
Allegheny County Airport Authority
4.00%, 01/01/2046	1,000	975
5.00%, 01/01/2033	1,365	1,514
5.00%, 01/01/2033	2,200	2,500
5.00%, 01/01/2056	13,570	14,319
5.25%, 01/01/2038	1,000	1,132
Allegheny County Higher Education Building Authority
4.00%, 03/01/2032	300	319
4.00%, 03/01/2033	300	318
4.00%, 03/01/2035	345	364
4.00%, 03/01/2041	2,615	2,653
Allegheny County Hospital Development Authority

5.00%, 07/15/2025	2,370	2,443
Allegheny County Industrial Development Authority
3.50%, 12/01/2031	810	662
4.00%, 12/01/2041	1,720	1,196
4.25%, 12/01/2050	1,915	1,237
Allentown City School District
5.00%, 02/01/2031	500	549
5.00%, 02/01/2032	470	515
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027(3)	1,000	1,021
6.00%, 05/01/2042(3)	450	465
Bucks County Industrial Development Authority
5.00%, 07/01/2026	475	469
5.00%, 07/01/2027	475	468
5.00%, 07/01/2028	425	417
5.00%, 07/01/2033	640	608
5.00%, 07/01/2034	1,580	1,491
5.00%, 07/01/2035	435	407
5.00%, 07/01/2036	665	614
5.00%, 07/01/2037	1,410	1,293
5.00%, 07/01/2038	1,460	1,325
5.00%, 07/01/2039	1,510	1,357
Capital Region Water Revenue
5.00%, 07/15/2025	1,000	1,031
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430	434
5.00%, 07/15/2028	350	378
5.00%, 07/15/2042	1,250	1,301
Chester County Industrial Development Authority
5.00%, 10/15/2032(3)	1,320	1,314
Chichester School District
4.00%, 09/15/2028	750	794
4.00%, 09/15/2029	900	956
City of Philadelphia PA
5.00%, 07/15/2026	2,475	2,477
5.00%, 08/01/2027	1,500	1,624
5.00%, 08/01/2028	6,000	6,162
5.00%, 02/01/2029	3,175	3,537
5.00%, 08/01/2031	500	579

5.00%, 08/01/2031	8,000	8,609
5.00%, 08/01/2033	2,000	2,148
City of Philadelphia PA Airport Revenue
4.00%, 07/01/2037	2,085	2,115
5.00%, 07/01/2026	1,155	1,220
5.00%, 07/01/2027	1,520	1,644
5.00%, 07/01/2029	230	251
5.00%, 07/01/2030	1,000	1,056
5.00%, 07/01/2031	2,000	2,110
5.00%, 07/01/2032	1,745	1,841
5.00%, 07/01/2033	1,000	1,052
5.00%, 07/01/2047	1,060	1,082
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165	1,241
5.00%, 11/01/2027	1,540	1,679
5.00%, 11/01/2032	1,000	1,082
City of Reading PA
5.00%, 11/01/2027	2,330	2,518
Coatesville School District
5.00%, 08/01/2025	875	901
5.25%, 11/15/2037	13,465	14,969
Commonwealth Financing Authority
4.00%, 06/01/2039	20,000	20,147
5.00%, 06/01/2027	750	808
5.00%, 06/01/2027	1,500	1,595
5.00%, 06/01/2027	2,165	2,332
5.00%, 06/01/2028	2,555	2,766
5.00%, 06/01/2030	1,750	2,000
Commonwealth of Pennsylvania
3.20%, 03/01/2029	6,335	6,415
3.35%, 03/01/2030	9,430	9,565
3.50%, 03/01/2031	6,250	6,354
4.00%, 02/01/2032	2,380	2,433
4.00%, 04/01/2033	20,000	20,040
5.00%, 01/01/2024	5,800	5,800
5.00%, 01/01/2025	9,000	9,198
5.00%, 07/15/2025	9,095	9,415
5.00%, 01/01/2027	2,095	2,246
5.00%, 08/15/2031	2,675	2,744

5.00%, 10/01/2036	3,215	3,751
County of Lehigh PA
4.00%, 07/01/2039	1,955	1,970
Cumberland County Municipal Authority
4.00%, 01/01/2033	210	212
4.00%, 01/01/2033	545	521
4.00%, 01/01/2033	745	752
Dauphin County General Authority
5.00%, 10/15/2030(3)	2,000	1,823
5.00%, 06/01/2035	1,000	1,037
Delaware County Authority
5.00%, 08/01/2030	1,150	1,185
Delaware River Port Authority
5.00%, 01/01/2037	5,300	5,314
Doylestown Hospital Authority
5.00%, 07/01/2046	690	728
5.00%, 07/01/2046	3,010	2,611
5.00%, 07/01/2049	130	146
5.00%, 07/01/2049	1,180	1,005
Easton Area School District
5.00%, 04/01/2029	1,000	1,049
5.00%, 04/01/2030	2,805	2,939
Geisinger Authority
5.00%, 04/01/2035	3,000	3,314
5.00%, 02/15/2039	1,500	1,556
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970	2,116
5.00%, 06/01/2044	1,085	1,144
Indiana County Industrial Development Authority
5.00%, 05/01/2029	740	803
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100	1,139
Lancaster County Hospital Authority
5.00%, 11/01/2051	2,600	2,720
Lancaster Industrial Development Authority
4.00%, 07/01/2031	150	141
4.00%, 07/01/2037	130	114
Monroeville Finance Authority
5.00%, 05/15/2034	640	745

Montgomery County Higher Education & Health Authority
5.00%, 09/01/2024	410	414
5.00%, 10/01/2028	1,000	1,000
5.00%, 09/01/2032	1,000	1,092
5.00%, 09/01/2033	305	333
5.00%, 10/01/2036	1,320	1,314
5.00%, 10/01/2040	1,595	1,544
North Allegheny School District
4.00%, 05/01/2035	1,000	1,054
4.00%, 05/01/2036	705	737
Northampton County General Purpose Authority
4.86% (1 Month LIBOR USD + 1.04%), 08/15/2048(2)	1,625	1,625
5.00%, 08/15/2036	455	471
Pennsylvania Economic Development Financing Authority
1.75%, 08/01/2038(1)	10,000	9,861
4.00%, 04/15/2037	1,000	1,027
4.00%, 11/15/2042	7,500	7,514
4.27% (SIFMA Municipal Swap Index Yield + 0.40%), 06/01/2041(2)	3,085	3,071
4.88%, 08/01/2045(1)	23,000	23,008
5.00%, 04/15/2026	2,500	2,614
5.00%, 04/15/2031	2,095	2,351
5.00%, 05/15/2031	7,175	8,186
5.00%, 05/15/2032	700	811
5.00%, 05/15/2032	850	985
5.00%, 05/15/2033	525	614
5.00%, 05/15/2033	550	643
5.00%, 05/15/2034	700	814
5.00%, 05/15/2034	750	872
5.25%, 06/30/2036	3,000	3,339
5.25%, 07/01/2046	1,535	1,578
5.50%, 06/30/2037	5,450	6,106
5.50%, 06/30/2038	5,450	6,039
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2024	315	318
5.00%, 06/15/2024	2,690	2,712
5.00%, 06/15/2025	195	201
5.00%, 06/15/2025	1,660	1,708
5.00%, 08/15/2029	1,600	1,719
5.00%, 10/01/2034	1,250	1,293

5.00%, 12/01/2038	1,710	1,729
Pennsylvania Housing Finance Agency
3.00%, 10/01/2051	13,910	13,409
3.00%, 10/01/2052	8,300	7,997
3.50%, 04/01/2051	465	460
5.75%, 10/01/2053	7,060	7,569
6.25%, 10/01/2053	11,975	13,253
Pennsylvania State University
5.00%, 09/01/2041	1,080	1,127
Pennsylvania Turnpike Commission
4.00%, 12/01/2038	360	375
4.00%, 12/01/2039	4,000	4,122
4.00%, 12/01/2042	625	632
5.00%, 06/01/2028	2,085	2,190
5.00%, 12/01/2031	350	414
5.00%, 06/01/2032	2,000	2,133
5.00%, 12/01/2032	350	420
5.00%, 12/01/2032	1,295	1,534
5.00%, 06/01/2033	3,155	3,360
5.00%, 12/01/2033	375	442
5.00%, 12/01/2033	5,250	6,176
5.00%, 12/01/2034	300	356
5.00%, 12/01/2034	1,240	1,343
5.00%, 12/01/2034	2,155	2,535
5.00%, 12/01/2035	500	591
5.00%, 12/01/2035	575	674
5.00%, 12/01/2036	500	587
5.00%, 12/01/2037	450	513
5.00%, 12/01/2037	550	639
5.00%, 06/01/2039	3,000	3,087
5.00%, 12/01/2039	1,000	1,142
5.00%, 12/01/2039	2,155	2,186
5.00%, 12/01/2041	2,560	2,632
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
5.00%, 12/01/2038	1,035	1,096
5.25%, 12/01/2044	3,180	3,407
Pennsylvania Turnpike Commission Registration Fee Revenue
3.87% (SIFMA Municipal Swap Index Yield + 0.85%), 07/15/2041(2)	6,925	6,918
Philadelphia Gas Works Co.

4.00%, 08/01/2036	1,000	1,041
5.00%, 08/01/2024	425	430
5.00%, 08/01/2024	500	505
5.00%, 08/01/2025	450	465
5.00%, 08/01/2027	750	809
5.00%, 08/01/2028	625	686
5.00%, 08/01/2029	1,000	1,113
5.00%, 08/01/2031	1,760	2,008
5.00%, 08/01/2032	1,000	1,131
5.00%, 08/01/2033	1,250	1,411
5.00%, 08/01/2034	1,410	1,601
5.00%, 08/01/2035	1,000	1,129
5.00%, 08/01/2036	1,690	1,878
Pittsburgh School District
3.00%, 09/01/2039	3,290	2,920
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2038	1,000	1,101
Reading School District
5.00%, 03/01/2035	1,100	1,165
5.00%, 03/01/2036	1,250	1,316
School District of Philadelphia
5.00%, 09/01/2026	1,625	1,714
5.00%, 09/01/2029	1,500	1,671
5.00%, 09/01/2030	15	16
5.00%, 09/01/2030	3,985	4,154
5.00%, 09/01/2031	1,000	1,041
5.00%, 09/01/2031	1,200	1,295
5.00%, 09/01/2032	1,200	1,294
5.00%, 09/01/2032	2,200	2,428
5.00%, 09/01/2033	960	1,072
5.00%, 09/01/2033	1,500	1,667
5.00%, 09/01/2043	1,690	1,775
Scranton School District
5.00%, 06/01/2033	530	588
5.00%, 06/01/2035	515	571
South Wayne County Water & Sewer Authority
4.00%, 02/15/2036	600	631
State Public School Building Authority
4.00%, 06/15/2033	685	723

4.00%, 06/15/2034	700	740
5.00%, 06/15/2025	3,000	3,069
5.00%, 06/01/2026	180	184
5.00%, 06/01/2029	665	747
5.00%, 12/01/2032	725	775
5.00%, 12/01/2032	2,335	2,455
5.25%, 09/15/2030	990	1,074
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2038	1,000	1,023
Tulpehocken Area School District
5.25%, 10/01/2041	4,340	4,854
Upper Merion Area School District
5.00%, 01/15/2030	600	628
Waverly Township Municipal Authority
4.00%, 02/15/2029	1,030	1,093
York County School of Technology Authority
5.00%, 02/15/2028	400	404

Total Pennsylvania		499,840

Puerto Rico – 1.30%
Commonwealth of Puerto Rico
0.00%, 07/01/2024	855	838
4.00%, 07/01/2033	13,090	12,817
4.00%, 07/01/2035	4,835	4,675
5.38%, 07/01/2025	1,800	1,840
5.63%, 07/01/2027	17,133	18,117
5.63%, 07/01/2029	1,552	1,683
5.75%, 07/01/2031	11,771	13,094
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/2028(3)	2,075	2,107
5.00%, 07/01/2033(3)	4,540	4,609
5.00%, 07/01/2035(3)	5,555	5,607
5.00%, 07/01/2037(3)	2,425	2,436
5.00%, 07/01/2037(3)	3,810	3,828
5.00%, 07/01/2047(3)	9,025	8,866
Puerto Rico Housing Finance Authority
5.00%, 12/01/2024	9,270	9,422
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.00%, 07/01/2037	240	234
5.00%, 07/01/2032	250	277

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	939	921
0.00%, 07/01/2024	2,601	2,550
0.00%, 07/01/2027	2,061	1,790
0.00%, 07/01/2033	8,101	5,396
4.33%, 07/01/2040	24,805	24,623
4.55%, 07/01/2040	19,689	19,784
4.75%, 07/01/2053	3,974	3,933
5.00%, 07/01/2058	17,365	17,425

Total Puerto Rico		166,872

Rhode Island – 0.35%
Providence Public Building Authority
5.00%, 09/15/2038	2,570	2,745
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200	1,220
Rhode Island Health & Educational Building Corp.
4.00%, 09/15/2042	5,000	5,014
5.00%, 09/01/2031	2,215	2,216
5.00%, 09/01/2036	100	98
5.00%, 05/15/2039	700	708
5.50%, 05/15/2040	1,205	1,396
5.50%, 05/15/2041	1,570	1,813
5.50%, 05/15/2047	4,130	4,671
Rhode Island Housing & Mortgage Finance Corp.
3.00%, 10/01/2051	3,010	2,914
3.50%, 10/01/2050	730	723
4.00%, 10/01/2049	285	285
5.00%, 10/01/2026	395	416
5.00%, 04/01/2027	215	229
5.00%, 10/01/2027	250	269
5.00%, 10/01/2027	520	560
5.00%, 04/01/2028	480	520
5.00%, 10/01/2028	275	301
5.00%, 10/01/2029	285	316
Rhode Island Infrastructure Bank
4.00%, 10/01/2034	2,000	2,136
Rhode Island Student Loan Authority
3.50%, 12/01/2034	245	232
5.00%, 12/01/2024	600	608

5.00%, 12/01/2025	500	515
5.00%, 12/01/2025	1,000	1,028
5.00%, 12/01/2026	750	785
5.00%, 12/01/2026	1,000	1,047
5.00%, 12/01/2027	800	852
5.00%, 12/01/2027	1,000	1,065
5.00%, 12/01/2028	1,150	1,240
5.00%, 12/01/2029	675	740
5.00%, 12/01/2030	1,645	1,808
State of Rhode Island
4.13%, 08/01/2042	5,350	5,529
Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	1,455	1,463

Total Rhode Island		45,462

South Carolina – 1.13%
Aiken County Consolidated School District
4.00%, 04/01/2034	2,415	2,536
Lexington County Health Services District, Inc.
5.00%, 11/01/2024	780	792
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(1)	34,495	34,512
5.25%, 02/01/2054(1)	33,700	36,698
5.25%, 10/01/2054(1)	9,600	10,345
5.49% (SOFR + 1.90%), 02/01/2054(2)	5,350	5,411
Piedmont Municipal Power Agency
4.00%, 01/01/2034	4,000	4,201
Richland County School District No 2/SC
3.00%, 03/01/2033	3,000	2,954
South Carolina Jobs-Economic Development Authority
5.00%, 04/01/2031	510	556
South Carolina Ports Authority
5.00%, 07/01/2026	1,940	2,018
5.00%, 07/01/2027	3,120	3,300
5.00%, 07/01/2028	1,100	1,181
South Carolina Public Service Authority
4.00%, 12/01/2037	4,000	4,090
5.00%, 12/01/2031	2,860	3,205
5.00%, 12/01/2032	1,500	1,554
5.00%, 12/01/2032	3,670	4,111

5.00%, 12/01/2035	1,500	1,551
5.00%, 12/01/2041	3,000	3,062
5.25%, 12/01/2038	10,000	11,271
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	575	576
4.00%, 07/01/2050	570	570
5.00%, 10/01/2026(1)	4,000	4,094
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305	317
5.00%, 10/01/2035	5,325	5,758

Total South Carolina		144,663

South Dakota – 0.10%
County of Lawrence SD
4.00%, 12/01/2036	730	773
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2024	355	359
5.00%, 09/01/2025	880	904
5.00%, 09/01/2026	2,000	2,090
5.00%, 11/01/2029	800	832
5.00%, 11/01/2030	1,000	1,039
5.00%, 07/01/2033(1)	2,630	2,639
South Dakota Housing Development Authority
3.00%, 11/01/2051	990	964
4.00%, 11/01/2047	2,735	2,726
6.25%, 05/01/2055	955	1,058

Total South Dakota		13,384

Tennessee – 1.01%
Health Educational & Housing Facility Board of the City of Memphis
5.00%, 07/01/2027(1)	4,220	4,357
5.00%, 07/01/2027(1)	7,157	7,388
Johnson City Health & Educational Facilities Board
5.00%, 07/01/2025	1,425	1,456
Knox County Health Educational & Housing Facility Board
4.05%, 12/01/2027(1)	5,710	5,803
5.00%, 04/01/2024	1,000	1,004
5.00%, 04/01/2027	1,740	1,822
5.00%, 12/01/2027(1)	1,603	1,673
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 04/01/2026(1)	4,580	4,598

Metropolitan Government of Nashville & Davidson County TN
1.75%, 01/01/2036	6,820	5,405
5.00%, 07/01/2031	1,100	1,136
Metropolitan Government of Nashville & Davidson County TN Electric Revenue
5.00%, 05/15/2042	2,000	2,084
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue
5.00%, 07/01/2036	2,000	2,143
Metropolitan Nashville Airport Authority
5.00%, 07/01/2030	1,950	2,159
5.00%, 07/01/2031	1,920	2,139
5.00%, 07/01/2036	2,050	2,238
5.25%, 07/01/2032	1,150	1,320
5.25%, 07/01/2033	1,000	1,160
5.25%, 07/01/2034	1,250	1,447
5.25%, 07/01/2035	1,375	1,585
5.50%, 07/01/2036	1,125	1,317
5.50%, 07/01/2037	2,400	2,777
5.50%, 07/01/2038	3,225	3,685
5.50%, 07/01/2039	2,300	2,611
5.50%, 07/01/2040	2,000	2,259
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	485	488
New Memphis Arena Public Building Authority
0.00%, 04/01/2029	625	581
0.00%, 04/01/2030	750	695
0.00%, 04/01/2031	650	603
Tennergy Corp.
5.00%, 02/01/2050(1)	9,320	9,401
Tennessee Energy Acquisition Corp.
4.00%, 11/01/2049(1)	8,955	8,990
5.00%, 05/01/2053(1)	4,065	4,244
Tennessee Housing Development Agency
2.60%, 07/01/2039	395	326
2.80%, 07/01/2044	480	382
2.90%, 07/01/2039	285	248
3.00%, 01/01/2052	1,560	1,511
3.75%, 07/01/2052	2,305	2,287
5.00%, 01/01/2053	3,215	3,373
6.25%, 01/01/2054	6,600	7,298

Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000	26,046

Total Tennessee		130,039

Texas – 11.66%
Alamito Public Facility Corp.
3.50%, 09/01/2025(1)	1,990	1,990
3.50%, 09/01/2025(1)	4,315	4,305
5.00%, 08/01/2044(1)	6,600	6,814
Arlington Higher Education Finance Corp.
4.00%, 08/15/2038	4,410	4,530
4.00%, 08/15/2039	4,925	5,017
4.00%, 08/15/2040	5,130	5,190
4.00%, 08/15/2041	5,400	5,436
4.00%, 08/15/2042	3,000	3,007
5.00%, 08/15/2041	2,000	2,235
Arlington Independent School District
4.00%, 02/15/2039	1,500	1,550
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430	435
5.00%, 08/01/2028	310	337
5.00%, 08/01/2031	300	325
5.00%, 08/01/2031	580	629
Austin Independent School District
4.00%, 08/01/2032	2,835	3,077
4.00%, 08/01/2033	3,160	3,421
4.00%, 08/01/2034	3,620	3,914
4.00%, 08/01/2035	2,465	2,649
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2025	1,780	1,806
5.00%, 10/01/2026	1,400	1,436
5.00%, 10/01/2028	1,925	2,001
5.00%, 10/01/2030	2,175	2,257
5.00%, 10/01/2033	2,000	2,068
5.00%, 10/01/2034	2,000	2,066
5.00%, 10/01/2036	1,000	1,022
Barbers Hill Independent School District
4.00%, 02/15/2041	1,625	1,684
Bastrop Independent School District
5.00%, 02/15/2041	5,240	5,942

Baytown Area Water Authority
5.00%, 05/01/2024	1,000	1,005
Birdville Independent School District
5.00%, 02/15/2026	725	759
Boerne Independent School District
3.13%, 02/01/2053(1)	2,270	2,275
Brazosport Independent School District
2.13%, 02/15/2033	1,310	1,174
Capital Area Housing Finance Corp.
0.29%, 08/01/2039(1)	2,015	1,969
Central Texas Regional Mobility Authority
4.00%, 01/01/2033	965	1,018
4.00%, 01/01/2033	1,000	1,037
4.00%, 01/01/2036	500	522
4.00%, 01/01/2037	620	643
5.00%, 01/01/2024	175	175
5.00%, 01/01/2025	225	229
5.00%, 01/01/2025	6,460	6,513
5.00%, 01/01/2028	300	311
5.00%, 01/01/2029	750	819
5.00%, 01/01/2031	500	560
5.00%, 01/01/2031	600	672
5.00%, 01/01/2032	500	559
5.00%, 01/01/2034	1,475	1,521
Central Texas Turnpike System
0.00%, 08/15/2025	5,500	5,215
5.00%, 08/15/2039	3,500	3,785
5.00%, 08/15/2042	2,340	2,343
City of Amarillo TX
2.00%, 02/15/2041	1,510	1,066
City of Amarillo TX Waterworks & Sewer System Revenue
4.00%, 04/01/2039	1,310	1,356
4.00%, 04/01/2040	1,450	1,490
City of Arlington TX
5.00%, 08/15/2031	265	285
5.00%, 08/15/2033	290	311
5.00%, 08/15/2035	320	342
City of Austin TX
5.00%, 09/01/2037	2,900	3,409

City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140	1,195
5.00%, 11/15/2028	1,000	1,006
City of Austin TX Electric Utility Revenue
5.00%, 11/15/2040	15,550	17,820
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2032	750	893
5.00%, 11/15/2034	500	593
5.00%, 11/15/2036	3,000	3,078
5.00%, 11/15/2039	1,575	1,802
5.00%, 11/15/2040	2,820	3,205
5.00%, 11/15/2041	2,500	2,831
City of Bryan TX
2.25%, 08/15/2035	2,465	2,139
City of College Station TX
2.13%, 02/15/2040	2,000	1,480
2.25%, 02/15/2041	1,000	740
City of Crandall TX
3.38%, 09/15/2026(3)	50	47
4.00%, 09/15/2031(3)	100	91
City of Dallas Housing Finance Corp.
5.00%, 09/01/2026(1)	2,310	2,371
City of Dallas TX
5.00%, 02/15/2024	1,055	1,057
5.00%, 02/15/2027	8,125	8,756
City of Dallas TX Hotel Occupancy Tax Revenue
4.00%, 08/15/2029	1,110	1,140
4.00%, 08/15/2030	1,040	1,066
4.00%, 08/15/2032	1,000	1,022
City of Dallas TX Waterworks & Sewer System Revenue
4.00%, 10/01/2032	3,210	3,380
4.00%, 10/01/2034	13,000	13,121
5.00%, 10/01/2031	800	845
City of Denton TX
2.00%, 02/15/2039	1,340	1,003
City of El Paso TX
5.00%, 08/15/2025	2,245	2,322
City of El Paso TX Water & Sewer Revenue
5.00%, 03/01/2034	1,725	1,985

5.00%, 03/01/2035	1,035	1,185
5.00%, 03/01/2036	2,355	2,682
5.00%, 03/01/2040	1,700	1,921
5.25%, 03/01/2049	7,500	8,371
City of Elgin TX
4.00%, 07/15/2034	175	184
City of Fort Worth TX
2.00%, 03/01/2040	3,000	2,226
City of Fort Worth TX Water & Sewer System Revenue
5.00%, 02/15/2040	5,950	6,729
City of Galveston TX Wharves & Terminal Revenue
5.25%, 08/01/2033	790	887
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700	751
City of Georgetown TX Utility System Revenue
5.00%, 08/15/2029	750	839
5.00%, 08/15/2032	1,250	1,438
5.00%, 08/15/2034	1,300	1,493
City of Grand Prairie TX
4.00%, 02/15/2039	1,300	1,344
City of Houston TX
5.00%, 03/01/2025	750	768
5.00%, 03/01/2028	1,000	1,076
5.00%, 03/01/2031	2,880	3,215
5.00%, 03/01/2034	3,000	3,619
5.00%, 03/01/2038	535	622
City of Houston TX Airport System Revenue
5.00%, 07/01/2027	3,000	3,245
5.00%, 07/01/2029	1,000	1,079
5.00%, 07/01/2033	1,770	1,981
5.00%, 07/01/2034	2,815	3,146
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2035	300	321
4.00%, 11/15/2036	300	319
5.00%, 05/15/2028	410	413
5.00%, 11/15/2033	400	420
5.00%, 11/15/2035	2,650	2,930
5.00%, 11/15/2035	13,770	14,396
5.00%, 11/15/2036	1,000	1,041

City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100	2,268
City of Lubbock TX Electric Light & Power System Revenue
4.00%, 04/15/2038	3,000	3,072
4.00%, 04/15/2039	2,500	2,549
City of Midland TX
4.00%, 03/01/2044	1,250	1,259
City of Pearland TX
5.00%, 03/01/2024	650	652
City of Plano TX
5.00%, 09/01/2034	1,950	2,003
City of San Antonio TX
4.00%, 08/01/2033	1,185	1,265
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000	2,121
5.00%, 07/01/2028	1,750	1,878
5.00%, 07/01/2030	1,000	1,087
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045(1)	22,440	20,439
1.75%, 02/01/2049(1)	4,000	3,853
2.00%, 02/01/2049(1)	15,940	14,980
5.00%, 02/01/2030	1,000	1,078
5.00%, 02/01/2039	1,700	1,894
5.00%, 02/01/2039	20,250	20,277
5.00%, 02/01/2040	1,465	1,625
5.00%, 02/01/2041	570	631
5.25%, 02/01/2041	20,000	23,292
City of Temple TX
4.00%, 08/01/2031	225	241
4.00%, 08/01/2033	200	213
4.00%, 08/01/2034	240	255
4.00%, 08/01/2035	215	227
4.00%, 08/01/2039	220	225
4.00%, 08/01/2041	170	171
City of Waco TX
4.00%, 02/01/2039	1,605	1,670
5.00%, 02/01/2025	1,710	1,713
Clear Creek Independent School District
4.00%, 02/15/2032	10,250	10,326

Clifton Higher Education Finance Corp.
3.00%, 08/15/2032	370	364
3.00%, 08/15/2033	260	252
3.00%, 08/15/2034	490	471
3.00%, 08/15/2035	680	644
3.00%, 08/15/2036	330	307
3.00%, 08/15/2037	730	663
3.00%, 08/15/2038	380	339
3.00%, 08/15/2040	935	803
3.00%, 08/15/2041	965	816
4.00%, 08/15/2036	350	369
4.00%, 08/15/2037	500	522
Collin County Community College District
4.00%, 08/15/2038	3,300	3,384
Comal County Water Control & Improvement District No 6
4.00%, 09/01/2045	1,790	1,767
4.00%, 09/01/2048	2,085	2,013
5.25%, 09/01/2030	2,375	2,609
Comal Independent School District
3.00%, 02/01/2040	7,150	6,449
Conroe Local Government Corp.
5.00%, 10/01/2033	200	229
5.00%, 10/01/2034	200	230
5.00%, 10/01/2035	135	154
Coppell Independent School District
4.00%, 08/15/2034	2,310	2,413
4.00%, 08/15/2036	2,580	2,666
County of Collin TX
4.00%, 02/15/2037	1,105	1,176
County of Denton TX
3.00%, 07/15/2033	5,215	5,194
County of El Paso TX
5.00%, 02/15/2029	1,500	1,624
5.00%, 02/15/2031	1,280	1,339
County of Harris TX
5.00%, 10/01/2027	5,000	5,463
5.00%, 08/15/2031	1,760	2,077
5.00%, 08/15/2032	1,000	1,198
5.00%, 08/15/2041	4,500	4,639

County of Lubbock TX
4.00%, 02/15/2040	3,385	3,422
5.00%, 02/15/2035	765	893
County of Tarrant TX
5.00%, 07/15/2037	945	1,088
5.00%, 07/15/2038	2,500	2,851
Crowley Independent School District
5.00%, 02/01/2040	4,650	5,323
Cypress-Fairbanks Independent School District
2.25%, 02/15/2043	2,000	1,441
3.00%, 02/15/2034	2,420	2,411
4.00%, 02/15/2033	575	611
5.00%, 02/15/2025	1,000	1,002
5.00%, 02/15/2027	470	494
5.00%, 02/15/2038	3,470	4,026
5.00%, 02/15/2039	11,225	12,924
5.00%, 02/15/2040	13,055	14,960
Dallas Area Rapid Transit
5.00%, 12/01/2024	550	560
Dallas College
5.00%, 02/15/2035	3,250	3,343
5.00%, 02/15/2036	4,610	4,734
5.00%, 02/15/2037	2,250	2,306
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125	1,127
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930	2,049
4.00%, 11/01/2035	3,870	4,090
4.00%, 11/01/2046	3,950	3,966
5.00%, 11/01/2031	2,310	2,674
5.00%, 11/01/2032	1,500	1,797
5.00%, 11/01/2039	2,645	3,078
Dallas Independent School District
2.00%, 02/15/2042	3,900	2,773
4.00%, 02/15/2026	1,000	1,028
Decatur Hospital Authority
5.00%, 09/01/2030	555	634
5.00%, 09/01/2032	1,110	1,288

Denton Independent School District
0.00%, 08/15/2025	500	477
2.00%, 08/01/2044(1)	175	174
2.00%, 08/01/2044(1)	845	840
2.00%, 08/01/2044(1)	4,315	4,284
5.00%, 08/15/2040	2,780	3,239
5.00%, 08/15/2041	5,250	6,089
Eagle Mountain & Saginaw Independent School District
5.00%, 08/15/2032	800	952
5.00%, 08/15/2034	1,225	1,443
Edinburg Consolidated Independent School District
5.00%, 02/15/2035	1,235	1,282
El Paso County Hospital District
5.00%, 08/15/2027	1,260	1,261
5.00%, 08/15/2029	50	50
Forney Independent School District
5.00%, 08/15/2034	2,540	2,977
5.00%, 08/15/2039	1,200	1,368
5.00%, 08/15/2040	1,200	1,359
Fort Bend County Municipal Utility District No 134B
6.00%, 03/01/2029	2,325	2,606
Fort Bend Independent School District
0.72%, 08/01/2051(1)	8,700	8,205
0.88%, 08/01/2050(1)	2,725	2,606
Fort Worth Independent School District
5.00%, 02/15/2035	1,125	1,340
5.00%, 02/15/2036	560	663
5.00%, 02/15/2047	2,500	2,652
Frisco Independent School District
5.00%, 02/15/2038	1,000	1,158
5.00%, 02/15/2039	5,465	6,288
5.00%, 02/15/2040	2,870	3,284
Galveston Independent School District
5.00%, 02/01/2034	500	568
Georgetown Independent School District
2.50%, 08/15/2035	3,000	2,737
5.00%, 08/15/2035	3,745	3,858
Grand Parkway Transportation Corp.
5.00%, 10/01/2031	2,630	2,884
5.00%, 10/01/2033	1,205	1,317

5.00%, 10/01/2034	1,500	1,637
5.00%, 10/01/2037	2,000	2,152
5.00%, 10/01/2052(1)	16,195	17,457
Greater Texoma Utility Authority
5.00%, 10/01/2037	1,305	1,482
Harlandale Independent School District
5.00%, 08/01/2030	1,305	1,414
Harris County Cultural Education Facilities Finance Corp.
0.90%, 05/15/2050(1)	1,630	1,564
4.05%, 10/01/2041(1)	2,500	2,500
4.10%, 12/01/2059(1)	6,000	6,000
5.00%, 07/01/2049(1)	1,480	1,502
5.00%, 10/01/2051(1)	14,500	16,743
Harris County Flood Control District
4.00%, 10/01/2036	480	504
4.00%, 10/01/2037	4,400	4,577
5.00%, 10/01/2031	3,145	3,648
Hays Consolidated Independent School District
5.00%, 02/15/2040	6,800	7,702
Housing Synergy PFC
5.00%, 02/01/2027(1)	5,000	5,151
Houston Higher Education Finance Corp.
3.38%, 10/01/2037	1,000	844
Humble Independent School District
5.00%, 02/15/2043	10,000	10,453
Irving Hospital Authority
5.00%, 10/15/2035	625	645
Irving Independent School District
5.00%, 02/15/2039	5,100	5,852
Keller Independent School District
4.00%, 08/15/2038	10,000	10,035
Lake Houston Redevelopment Authority
3.00%, 09/01/2039	350	281
4.00%, 09/01/2035	250	246
Lamar Consolidated Independent School District
5.00%, 02/15/2040	4,675	5,289
Leander Independent School District
5.00%, 08/15/2038	9,955	10,146

Love Field Airport Modernization Corp.
4.00%, 11/01/2034	5,000	5,176
4.00%, 11/01/2035	5,000	5,125
4.00%, 11/01/2038	1,000	1,012
5.00%, 11/01/2030	1,080	1,098
5.00%, 11/01/2032	4,330	4,838
5.00%, 11/01/2035	1,000	1,029
Lower Colorado River Authority
5.00%, 05/15/2025	1,190	1,224
5.00%, 05/15/2026	1,000	1,054
5.00%, 05/15/2030	1,635	1,866
5.00%, 05/15/2031	3,740	3,820
5.00%, 05/15/2032	705	828
5.00%, 05/15/2036	1,425	1,575
5.00%, 05/15/2038	3,480	3,849
5.00%, 05/15/2039	3,250	3,732
5.00%, 05/15/2040	3,275	3,702
5.00%, 05/15/2040	5,250	5,738
Magnolia Independent School District
5.00%, 08/15/2037	1,450	1,683
5.00%, 08/15/2038	515	592
Matagorda County Navigation District No 1
2.60%, 11/01/2029	3,605	3,307
4.25%, 05/01/2030	5,500	5,507
Medina Valley Independent School District
5.00%, 02/15/2040	7,385	8,406
Midlothian Independent School District
2.00%, 08/01/2051(1)	1,065	1,057
Mission Economic Development Corp.
4.63%, 10/01/2031(3)	955	942
4.90%, 05/01/2050(1)	20,000	20,003
Montgomery County Municipal Utility District No 144
7.00%, 05/01/2030	1,335	1,590
Needville Independent School District
5.00%, 08/15/2025	1,175	1,216
New Caney Independent School District
5.00%, 02/15/2040	1,500	1,718
5.00%, 02/15/2041	1,350	1,539
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2024(3)	775	771

4.00%, 08/15/2026(3)	665	656
4.00%, 08/15/2028(3)	1,075	1,054
4.00%, 08/15/2029(3)	1,000	974
4.00%, 08/15/2031(3)	1,210	1,161
4.00%, 08/15/2036(3)	1,545	1,410
4.25%, 10/01/2026	2,000	1,965
5.00%, 08/15/2024	730	738
5.00%, 08/15/2026	200	211
5.00%, 08/15/2027	375	405
5.00%, 08/15/2030	3,500	3,780
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505	527
North East Independent School District
4.00%, 08/01/2032	13,400	13,540
4.00%, 08/01/2033	10,500	10,604
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
5.00%, 06/01/2028	1,050	1,136
5.00%, 06/01/2029	600	649
North Texas Tollway Authority
4.00%, 01/01/2038	1,250	1,288
5.00%, 01/01/2025	860	878
5.00%, 01/01/2027	6,100	6,539
5.00%, 01/01/2030	75	78
5.00%, 01/01/2030	6,250	6,250
5.00%, 01/01/2031	105	109
5.00%, 01/01/2031	500	522
5.00%, 01/01/2031	1,100	1,200
5.00%, 01/01/2031	1,900	1,900
5.00%, 01/01/2032	1,100	1,197
5.00%, 01/01/2033	500	532
5.00%, 01/01/2033	1,250	1,357
5.00%, 01/01/2034	1,400	1,517
5.00%, 01/01/2035	1,500	1,621
5.00%, 01/01/2036	550	571
5.00%, 01/01/2038	1,095	1,107
5.00%, 01/01/2039	4,915	5,060
5.00%, 01/01/2045	10,005	10,121
5.25%, 01/01/2038	5,400	6,221

Northside Independent School District
0.70%, 06/01/2050(1)	24,595	23,801
1.60%, 08/01/2049(1)	14,685	14,547
3.00%, 08/01/2053(1)	18,120	18,026
Northwest Independent School District
5.00%, 02/15/2040	4,315	4,881
5.00%, 02/15/2041	2,700	3,044
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360	1,416
Pasadena Independent School District
1.50%, 02/15/2044(1)	4,295	4,249
4.00%, 02/15/2035	8,560	8,616
Pearland Independent School District
5.25%, 02/15/2032	2,000	2,096
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2036	2,000	2,160
5.00%, 02/15/2037	1,300	1,399
5.00%, 02/15/2038	1,650	1,698
5.00%, 02/15/2039	2,445	2,512
5.00%, 02/15/2040	2,750	2,824
5.00%, 02/15/2041	5,735	5,882
5.00%, 02/15/2042	2,970	3,043
5.00%, 02/15/2043	1,825	1,869
Permanent University Fund—Texas A&M University System
5.00%, 07/01/2037	6,585	7,619
Permanent University Fund—University of Texas System
5.00%, 07/01/2029	235	247
5.00%, 07/01/2032	5,315	6,387
5.00%, 07/01/2033	3,795	4,637
Plano Independent School District
5.00%, 02/15/2033	2,600	3,152
5.00%, 02/15/2034	2,175	2,617
Port Arthur Independent School District
4.00%, 02/15/2034	550	576
Port Authority of Houston of Harris County Texas
5.00%, 10/01/2040	4,150	4,720
Port Beaumont Navigation District
1.88%, 01/01/2026(3)	850	793
2.00%, 01/01/2027(3)	550	498
2.13%, 01/01/2028(3)	575	505

2.25%, 01/01/2029(3)	820	702
2.50%, 01/01/2030(3)	1,000	842
2.63%, 01/01/2031(3)	800	660
Port of Port Arthur Navigation District
4.65%, 04/01/2040(1)	13,865	13,865
4.65%, 04/01/2040(1)	17,485	17,485
4.65%, 04/01/2040(1)	40,990	40,990
Rockwall Independent School District
0.00%, 02/15/2024	1,005	1,001
Sabine-Neches Navigation District
5.25%, 02/15/2036	500	579
5.25%, 02/15/2038	650	737
5.25%, 02/15/2040	1,890	2,117
5.25%, 02/15/2042	1,500	1,666
San Antonio Independent School District
5.00%, 08/15/2039	3,500	3,998
5.00%, 08/15/2040	4,330	4,921
San Antonio Public Facilities Corp.
5.00%, 09/15/2025	1,000	1,034
5.00%, 09/15/2026	1,000	1,057
San Antonio Water System
4.00%, 05/15/2039	4,500	4,642
5.00%, 05/15/2032	270	321
5.00%, 05/15/2033	1,500	1,574
5.00%, 05/15/2035	540	635
5.00%, 05/15/2035	4,985	5,099
5.00%, 05/15/2036	590	687
5.00%, 05/15/2036	7,400	7,799
Southwest Houston Redevelopment Authority
4.00%, 09/01/2031	400	428
4.00%, 09/01/2033	425	447
4.00%, 09/01/2034	355	373
4.00%, 09/01/2035	225	235
4.00%, 09/01/2036	700	728
Spring Branch Independent School District
3.00%, 02/01/2032	1,985	1,991
State of Texas
3.00%, 08/01/2034	1,045	1,018
4.00%, 08/01/2029	3,345	3,345

4.00%, 08/01/2031	8,850	8,863
5.00%, 08/01/2025	2,035	2,038
5.00%, 08/01/2026	1,000	1,009
5.00%, 04/01/2027	5,000	5,256
5.00%, 04/01/2033	1,900	1,994
5.00%, 04/01/2035	9,000	9,429
5.00%, 10/01/2036	17,810	18,300
5.00%, 04/01/2039	10,000	10,046
5.00%, 08/01/2040	1,650	1,679
5.50%, 08/01/2032	1,000	1,060
Tarrant County College District
5.00%, 08/15/2038	5,000	5,801
5.00%, 08/15/2039	7,000	8,070
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 10/01/2041	1,950	1,954
4.00%, 10/01/2042	1,285	1,274
5.00%, 07/01/2026	1,775	1,860
5.00%, 07/01/2037	18,225	19,511
5.00%, 11/15/2037	4,400	4,561
5.00%, 10/01/2038	1,775	1,990
5.00%, 10/01/2039	1,650	1,838
5.00%, 11/15/2040	1,650	1,663
5.00%, 11/15/2052(1)	3,100	3,479
Tarrant County Hospital District
5.25%, 08/15/2034	3,200	3,817
Texas A&M University
3.00%, 05/15/2028	2,300	2,313
5.00%, 05/15/2035	1,500	1,768
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,579	1,420
3.50%, 03/01/2051	5,225	5,143
3.50%, 07/01/2052	7,470	7,345
4.00%, 03/01/2050	1,185	1,186
6.00%, 03/01/2053	5,895	6,489
6.00%, 03/01/2054	23,960	26,581
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2025	3,000	3,083
6.25%, 12/15/2026	2,020	2,114

Texas Municipal Gas Acquisition & Supply Corp. II
4.42% (3 Month Term SOFR + 0.86%), 09/15/2027(2)	26,670	26,261
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2028	15,315	16,087
5.00%, 12/15/2032	4,430	4,754
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054(1)	11,800	13,114
Texas Municipal Power Agency
3.00%, 09/01/2038	2,900	2,591
3.00%, 09/01/2040	1,800	1,558
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500	2,593
4.00%, 12/31/2033	2,040	2,107
4.00%, 06/30/2036	1,175	1,200
5.00%, 06/30/2034	790	845
5.00%, 12/31/2034	995	1,062
5.00%, 12/31/2045	1,020	1,026
5.13%, 06/30/2035	815	874
5.13%, 12/31/2035	785	840
5.25%, 06/30/2036	865	927
5.25%, 12/31/2036	735	787
5.38%, 06/30/2037	475	510
5.38%, 06/30/2039	3,250	3,482
Texas Public Finance Authority
5.00%, 02/01/2028	2,300	2,528
5.25%, 05/01/2034	1,000	1,145
5.25%, 05/01/2036	750	851
5.25%, 05/01/2038	500	558
Texas State Technical College
5.25%, 08/01/2035	2,750	3,254
5.25%, 08/01/2036	2,675	3,144
Texas State University System
5.00%, 03/15/2029	610	657
5.00%, 03/15/2032	1,325	1,417
Texas Transportation Commission
0.65%, 10/01/2041(1)	15,145	14,082
Texas Transportation Commission State Highway 249 System
0.00%, 08/01/2034	1,060	699
0.00%, 08/01/2037	725	404
0.00%, 08/01/2038	800	419

0.00%, 08/01/2039	710	352
0.00%, 08/01/2040	1,500	701
Texas Water Development Board
3.00%, 10/15/2033	1,310	1,305
4.00%, 08/01/2035	2,640	2,846
4.00%, 10/15/2036	8,740	9,047
4.00%, 10/15/2045	5,000	5,053
4.60%, 10/15/2039	5,000	5,556
5.00%, 04/15/2028	1,500	1,659
5.00%, 10/15/2028	2,370	2,653
5.00%, 04/15/2029	2,000	2,262
5.00%, 10/15/2029	4,100	4,684
5.00%, 04/15/2030	2,000	2,303
5.00%, 10/15/2030	3,060	3,557
5.00%, 04/15/2032	1,420	1,613
5.00%, 04/15/2033	1,000	1,199
5.00%, 10/15/2033	3,420	4,099
5.00%, 10/15/2034	1,900	2,272
5.00%, 08/01/2037	285	338
5.00%, 08/01/2038	340	398
5.00%, 08/01/2039	1,190	1,384
5.00%, 08/01/2040	950	1,099
5.00%, 08/01/2041	1,000	1,138
5.00%, 10/15/2043	1,040	1,111
5.00%, 10/15/2047	1,425	1,585
Tomball Independent School District
5.00%, 02/15/2041	4,000	4,268
Trinity River Authority
5.00%, 02/01/2039	1,550	1,780
University of Houston
5.00%, 02/15/2030	860	899
University of North Texas System
5.00%, 04/15/2032	210	248
5.00%, 04/15/2033	205	240
5.00%, 04/15/2034	280	328
5.00%, 04/15/2035	295	345
5.00%, 04/15/2036	280	325
5.00%, 04/15/2037	370	426
5.00%, 04/15/2038	425	485

5.00%, 04/15/2039	465	527
Uptown Development Authority
4.00%, 09/01/2032	425	430
5.00%, 09/01/2033	715	738
Viridian Municipal Management District
4.00%, 12/01/2029	520	523
4.00%, 12/01/2031	560	563
4.00%, 12/01/2032	580	583
4.00%, 12/01/2033	605	607
Weatherford Independent School District
5.00%, 02/15/2040	2,550	2,586
Willis Independent School District
2.00%, 02/15/2037	1,755	1,415
Wylie Independent School District
0.00%, 08/15/2037	600	352

Total Texas		1,496,508

Utah – 1.10%
Canyons School District
1.50%, 06/15/2035	2,000	1,560
2.50%, 06/15/2030	1,965	1,899
Central Utah Water Conservancy District
4.00%, 10/01/2039	1,460	1,485
City of Salt Lake City UT Airport Revenue
5.25%, 07/01/2036	3,730	4,305
5.25%, 07/01/2037	2,250	2,572
5.25%, 07/01/2038	4,600	5,190
5.25%, 07/01/2039	1,850	2,072
5.25%, 07/01/2041	7,580	8,393
5.25%, 07/01/2042	7,555	8,324
5.25%, 07/01/2043	4,125	4,529
County of Utah UT
5.00%, 05/15/2045	27,500	27,600
5.00%, 05/15/2046	7,500	7,694
5.00%, 5/15/2060(1)	11,820	11,946
Intermountain Power Agency
4.00%, 07/01/2036	1,860	1,994
5.00%, 07/01/2029	1,125	1,278
5.00%, 07/01/2030	1,250	1,448
5.00%, 07/01/2037	5,175	5,976

5.00%, 07/01/2041	1,000	1,124
5.00%, 07/01/2041	8,075	9,192
5.00%, 07/01/2042	640	716
5.25%, 07/01/2044	8,285	9,496
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000	1,022
5.00%, 07/01/2026	1,700	1,769
5.00%, 07/01/2026	3,000	3,122
5.00%, 07/01/2030	1,000	1,073
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440	2,423
4.00%, 10/15/2040	2,130	2,065
Utah Infrastructure Agency
4.00%, 10/15/2029	610	599
4.00%, 10/15/2031	250	243
4.00%, 10/15/2033	600	580
4.00%, 10/15/2034	1,410	1,355
4.00%, 10/15/2036	500	469
4.00%, 10/15/2041	1,900	1,654
5.00%, 10/15/2027	650	668
5.25%, 10/15/2035	1,335	1,423
5.25%, 10/15/2039	400	451
5.50%, 10/15/2033	2,865	3,137

Total Utah		140,846

Vermont – 0.05%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000	1,009
5.00%, 10/15/2029	890	898
Vermont Housing Finance Agency
3.00%, 11/01/2051	1,806	1,741
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800	815
5.00%, 06/15/2026	100	104
5.00%, 06/15/2026	500	518
5.00%, 06/15/2027	700	725
5.00%, 06/15/2030	450	486
5.00%, 06/15/2031	500	543

Total Vermont		6,839

Virgin Islands – 0.24%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2026	5,995	6,064
5.00%, 10/01/2027	14,870	15,090
5.00%, 10/01/2028	4,145	4,217
5.00%, 10/01/2030	4,035	4,117
Virgin Islands Public Finance Authority
5.00%, 10/01/2024(3)	1,165	1,154

Total Virgin Islands		30,642

Virginia – 1.73%
Albemarle County Economic Development Authority
5.00%, 06/01/2038	5,570	6,517
Arlington County Industrial Development Authority
5.00%, 01/01/2026	3,710	3,830
5.00%, 07/01/2027	905	967
5.00%, 07/01/2053(1)	5,005	5,564
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2041	4,835	5,002
Chesapeake Economic Development Authority
3.65%, 02/01/2032(1)	1,000	1,006
Chesapeake Redevelopment & Housing Authority
5.00%, 06/01/2026(1)	5,260	5,361
City of Harrisonburg VA
1.75%, 07/15/2035	595	488
1.75%, 07/15/2036	4,000	3,197
County of Fairfax VA
4.00%, 10/01/2038	2,660	2,832
Fairfax County Industrial Development Authority
4.00%, 05/15/2042	4,740	4,733
Fairfax County Redevelopment & Housing Authority
5.00%, 01/01/2045(1)	1,645	1,740
Farmville Industrial Development Authority
5.00%, 01/01/2033	1,320	1,368
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2026	9,300	9,786
5.50%, 07/01/2057	1,275	1,428
Isle of Wight County Economic Development Authority
5.25%, 07/01/2043	1,900	2,123
James City County Economic Development Authority
4.00%, 12/01/2029	235	226

4.00%, 12/01/2035	515	468
5.00%, 02/01/2026(1)	4,267	4,320
Louisa Industrial Development Authority
3.65%, 11/01/2035(1)	1,100	1,107
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,070	3,023
Salem Economic Development Authority
5.00%, 04/01/2030	710	766
5.00%, 04/01/2031	400	431
5.00%, 04/01/2032	700	751
5.00%, 04/01/2033	350	375
5.00%, 04/01/2034	925	991
Stafford County Economic Development Authority
4.00%, 06/15/2037	50	50
5.00%, 06/15/2030	150	156
5.00%, 06/15/2033	150	155
5.00%, 06/15/2034	500	515
Virginia College Building Authority
3.00%, 02/01/2036	1,320	1,288
3.00%, 02/01/2039	1,080	986
4.00%, 02/01/2034	2,610	2,703
4.00%, 09/01/2036	6,500	6,772
4.00%, 09/01/2041	1,690	1,747
5.00%, 02/01/2026	1,000	1,051
5.00%, 02/01/2030	1,500	1,655
5.00%, 02/01/2034	1,000	1,147
5.00%, 02/01/2039	18,215	20,910
5.00%, 02/01/2040	5,750	6,684
5.25%, 02/01/2041	6,400	7,370
Virginia Commonwealth Transportation Board
4.00%, 05/15/2031	1,250	1,283
Virginia Housing Development Authority
3.85%, 01/01/2055(1)	20,000	20,013
3.90%, 07/01/2055(1)	23,000	23,065
Virginia Port Authority
5.00%, 07/01/2041	2,460	2,510
Virginia Public Building Authority
5.00%, 08/01/2029	4,570	4,723

Virginia Public School Authority
5.00%, 08/01/2036	4,220	5,089
Virginia Small Business Financing Authority
4.00%, 01/01/2033	3,250	3,310
4.00%, 07/01/2033	1,160	1,182
4.00%, 01/01/2034	2,500	2,544
4.00%, 07/01/2034	1,785	1,814
4.00%, 01/01/2048	2,955	2,754
5.00%, 01/01/2026	750	767
5.00%, 01/01/2027	1,000	1,035
5.00%, 01/01/2033	4,000	4,389
5.00%, 07/01/2033	2,325	2,550
5.00%, 01/01/2036	2,500	2,715
5.00%, 07/01/2037	1,355	1,454
5.00%, 01/01/2038	2,000	2,119
5.00%, 07/01/2038	6,250	6,621
5.00%, 12/31/2038	830	905
Williamsburg Economic Development Authority
4.00%, 07/01/2043	4,000	4,048
Wise County Industrial Development Authority
1.20%, 11/01/2040(1)	1,355	1,334
York County Economic Development Authority
3.65%, 05/01/2033(1)	3,650	3,672

Total Virginia		221,485

Washington – 2.72%
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000	2,175
Central Puget Sound Regional Transit Authority
4.00%, 11/01/2040	7,500	7,742
5.00%, 11/01/2035	960	999
5.00%, 11/01/2041	9,760	10,171
City of Seattle WA Municipal Light & Power Revenue
4.00%, 01/01/2032	3,385	3,535
4.00%, 07/01/2035	3,430	3,690
4.00%, 07/01/2041	2,360	2,418
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675	709
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460	483

Clark County Public Utility District No 1 Water Revenue
5.00%, 01/01/2024	395	395
County of King WA Sewer Revenue
4.00%, 07/01/2041	4,000	3,981
4.10% (SIFMA Municipal Swap Index Yield + 0.23%), 01/01/2040(2)	13,060	12,778
5.00%, 07/01/2036	2,190	2,296
County of Pierce WA
2.60%, 07/01/2036	2,040	1,869
East Pierce Fire & Rescue
5.00%, 12/01/2029	635	708
5.00%, 12/01/2031	925	1,031
Energy Northwest
5.00%, 07/01/2034	6,890	7,952
5.00%, 07/01/2036	7,150	8,013
5.00%, 07/01/2038	1,000	1,024
Franklin County School District No 1 Pasco
5.50%, 12/01/2040	8,125	9,613
King County Housing Authority
3.00%, 06/01/2024	785	784
3.00%, 12/01/2024	800	798
4.00%, 12/01/2026	430	440
4.00%, 06/01/2027	585	601
4.00%, 12/01/2027	400	413
4.00%, 06/01/2028	1,115	1,152
4.00%, 06/01/2029	840	875
4.00%, 06/01/2030	400	418
4.00%, 06/01/2031	650	671
4.00%, 11/01/2031	1,640	1,694
4.00%, 06/01/2032	625	649
4.00%, 11/01/2032	1,705	1,781
4.00%, 06/01/2033	500	522
4.00%, 06/01/2034	525	546
4.00%, 06/01/2035	735	756
5.00%, 11/01/2027	1,000	1,079
5.00%, 11/01/2028	1,430	1,560
5.00%, 11/01/2029	750	832
King County Public Hospital District No 1
5.00%, 12/01/2032	3,900	4,068
King County School District No 403 Renton
5.00%, 12/01/2038	2,410	2,800

King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600	1,761
5.00%, 12/01/2036	3,205	3,508
5.00%, 12/01/2037	1,425	1,552
5.00%, 12/01/2038	865	940
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800	2,853
Port of Seattle WA
5.00%, 07/01/2024	595	595
5.00%, 03/01/2025	440	446
5.00%, 04/01/2030	2,000	2,017
5.00%, 08/01/2030	3,085	3,400
5.00%, 08/01/2031	12,510	13,948
5.00%, 04/01/2033	3,205	3,479
5.00%, 04/01/2034	1,000	1,005
5.00%, 04/01/2036	3,940	4,245
5.00%, 01/01/2037	3,500	3,706
5.00%, 05/01/2037	3,000	3,112
5.00%, 08/01/2038	12,000	13,012
5.00%, 08/01/2039	1,380	1,487
5.00%, 08/01/2041	2,930	3,179
5.50%, 08/01/2047	4,415	4,853
Port of Tacoma WA
5.00%, 12/01/2043	8,000	8,193
Seattle Housing Authority
1.00%, 06/01/2026	2,365	2,215
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135	1,245
Snohomish County Public Utility District No 1 Electric System Revenue
5.00%, 12/01/2037	5,530	5,693
5.00%, 12/01/2040	3,500	3,568
State of Washington
4.00%, 07/01/2035	1,600	1,741
4.00%, 07/01/2035	3,700	4,026
5.00%, 08/01/2027	235	249
5.00%, 08/01/2027	550	569
5.00%, 08/01/2028	235	249
5.00%, 08/01/2030	235	248
5.00%, 08/01/2030	1,830	1,977

5.00%, 07/01/2032	3,710	3,781
5.00%, 06/01/2034	660	728
5.00%, 02/01/2035	8,800	8,820
5.00%, 08/01/2035	1,855	1,994
5.00%, 07/01/2036	1,505	1,673
5.00%, 08/01/2036	2,750	3,247
5.00%, 08/01/2037	2,500	2,615
5.00%, 08/01/2038	4,535	4,734
5.00%, 02/01/2039	2,135	2,293
5.00%, 06/01/2039	2,000	2,160
5.00%, 08/01/2039	13,350	13,452
5.00%, 08/01/2039	15,000	17,240
5.00%, 02/01/2041	1,585	1,695
5.00%, 06/01/2042	1,000	1,118
5.00%, 07/01/2042	6,750	7,735
5.00%, 08/01/2042	1,810	1,906
5.00%, 02/01/2047	2,650	2,930
5.00%, 08/01/2047	1,500	1,667
Tobacco Settlement Authority
5.00%, 06/01/2024	1,000	1,001
University of Washington
4.00%, 05/01/2048(1)	10,000	10,334
Washington Health Care Facilities Authority
5.00%, 10/01/2024	465	465
5.00%, 07/01/2025	360	365
5.00%, 08/01/2028	1,005	1,084
5.00%, 07/01/2029	115	120
5.00%, 07/01/2030	410	427
5.00%, 08/01/2030	3,500	3,831
5.00%, 08/15/2030	1,000	1,044
5.00%, 08/15/2031	845	880
5.00%, 09/01/2031	185	205
5.00%, 08/15/2032	480	499
5.00%, 09/01/2032	180	199
5.00%, 09/01/2033	225	249
5.00%, 07/01/2034	105	109
5.00%, 09/01/2034	450	498
5.00%, 09/01/2035	365	402
5.00%, 07/01/2042	2,415	2,460

5.00%, 08/01/2049(1)	10,000	10,167
5.00%, 09/01/2050	500	525
Washington Higher Education Facilities Authority
4.00%, 10/01/2035	380	384
5.00%, 05/01/2028	420	454
5.00%, 05/01/2029	180	198
5.00%, 10/01/2029	565	609
5.00%, 10/01/2029	1,855	1,933
5.00%, 10/01/2033	690	748
5.00%, 10/01/2033	735	762
Washington State Convention Center Public Facilities District
3.00%, 07/01/2043	810	660
4.00%, 07/01/2031	13,860	13,795
Washington State Housing Finance Commission
2.13%, 07/01/2027(3)	1,625	1,478
3.70%, 07/01/2030	5,000	5,114
5.00%, 01/01/2024(3)	180	180
5.00%, 01/01/2025(3)	375	369
5.00%, 01/01/2026(3)	300	291
5.00%, 12/01/2026	350	371
5.00%, 06/01/2028	500	544
5.00%, 06/01/2029	500	551
5.00%, 06/01/2030	500	556
5.00%, 12/01/2030	500	560
Washington State University
5.00%, 04/01/2029	425	427
5.00%, 04/01/2029	860	864
Yelm Community School District No 2
5.00%, 12/01/2031	1,100	1,230

Total Washington		349,822

West Virginia – 0.13%
Ohio County Board of Education
3.00%, 06/01/2030	2,275	2,291
State of West Virginia
5.00%, 12/01/2036	2,910	3,170
5.00%, 06/01/2041	1,330	1,451
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620	638
5.00%, 09/01/2039	2,625	2,707

5.13%, 09/01/2042	3,500	3,848
West Virginia Lottery Excess Lottery Revenue
5.00%, 07/01/2032	940	984
West Virginia Parkways Authority
5.00%, 06/01/2037	2,000	2,169

Total West Virginia		17,258

Wisconsin – 1.23%
City of Madison WI
2.00%, 10/01/2025	7,690	7,507
City of Milwaukee WI
5.00%, 04/01/2030	3,000	3,356
Hudson School District
2.25%, 03/01/2027	1,185	1,128
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570	604
5.00%, 11/15/2032	500	529
Monroe School District/WI
4.00%, 03/01/2041	1,485	1,520
5.00%, 03/01/2037	775	872
5.00%, 03/01/2038	700	780
Public Finance Authority
3.00%, 04/01/2025(3)	5	5
3.00%, 04/01/2025(3)	215	210
3.00%, 12/01/2026	750	700
4.00%, 03/01/2024(3)	1,015	1,012
4.00%, 03/01/2025(3)	535	525
4.00%, 06/15/2031(3)	450	415
4.00%, 12/01/2031	450	436
4.00%, 04/01/2032(3)	1,725	1,632
4.00%, 12/01/2041	2,000	1,862
4.00%, 06/15/2042(3)	750	612
4.00%, 06/01/2045	5,625	5,247
4.13%, 05/01/2026(3)	395	385
5.00%, 10/01/2026(3)	590	600
5.00%, 10/01/2027(3)	610	625
5.00%, 12/01/2027	6,400	6,558
5.00%, 05/15/2028(3)	200	197
5.00%, 10/01/2029(3)	155	160
5.00%, 10/01/2034(3)	1,000	1,022

5.00%, 07/01/2035	5,000	5,427
5.00%, 07/01/2036	305	321
5.00%, 01/01/2037	500	530
5.00%, 01/01/2038	350	368
5.00%, 07/01/2038	375	388
5.00%, 03/01/2041	5,640	5,749
5.00%, 10/01/2043(3)	360	314
5.00%, 10/01/2044	1,300	1,358
5.00%, 03/01/2046	6,900	6,998
5.00%, 10/01/2048(3)	380	319
5.00%, 10/01/2053(3)	780	640
5.25%, 07/01/2028	3,160	3,163
5.25%, 05/15/2037(3)	120	115
5.25%, 03/01/2042	2,190	2,291
5.25%, 05/15/2042(3)	60	56
5.25%, 10/01/2043	2,105	2,115
5.25%, 05/15/2047(3)	60	54
5.25%, 10/01/2048	2,105	2,075
5.25%, 05/15/2052(3)	115	101
State of Wisconsin
5.00%, 05/01/2030	1,000	1,051
5.00%, 05/01/2032	450	498
5.00%, 05/01/2033	9,790	10,853
5.00%, 05/01/2034	2,400	2,535
5.00%, 05/01/2034	5,000	5,117
University of Wisconsin Hospitals & Clinics
4.00%, 04/01/2037	1,375	1,430
4.00%, 04/01/2038	2,110	2,165
Wisconsin Center District
0.00%, 12/15/2028	1,025	878
0.00%, 12/15/2030	550	439
0.00%, 12/15/2030	1,045	835
0.00%, 12/15/2032	1,400	1,037
0.00%, 12/15/2033	1,500	1,068
Wisconsin Health & Educational Facilities Authority
2.83%, 11/01/2028	520	467
4.00%, 02/15/2025	270	272
4.00%, 02/15/2026	510	516
4.00%, 02/15/2031	460	465

4.00%, 02/15/2033	550	557
4.00%, 04/01/2039	2,005	1,996
4.00%, 11/15/2039	2,280	2,288
4.00%, 11/15/2043	3,630	3,550
4.52% (SIFMA Municipal Swap Index Yield + 0.65%), 08/15/2054(2)	4,000	3,998
5.00%, 11/01/2024	155	154
5.00%, 04/01/2026	1,000	1,046
5.00%, 02/15/2027	300	308
5.00%, 04/01/2027	1,700	1,818
5.00%, 10/01/2027	580	625
5.00%, 04/01/2028	900	982
5.00%, 10/01/2028	700	769
5.00%, 11/01/2029	760	728
5.00%, 04/01/2030	1,670	1,809
5.00%, 12/15/2033	1,450	1,580
5.00%, 09/01/2036	400	432
5.00%, 08/15/2039	5,395	5,811
5.00%, 08/15/2054(1)	830	867
Wisconsin Housing & Economic Development Authority
5.00%, 12/01/2027(1)	6,060	6,316
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.00%, 03/01/2052	1,280	1,236
3.00%, 09/01/2052	2,135	2,068
3.50%, 09/01/2031	8,475	8,423
3.50%, 09/01/2050	1,650	1,631
6.00%, 03/01/2054	2,855	3,176
Wisconsin Housing & Economic Development Authority Housing Revenue
0.50%, 11/01/2050(1)	3,100	2,989
0.61%, 11/01/2042(1)	350	345
0.81%, 11/01/2052(1)	1,350	1,290

Total Wisconsin		157,299

Wyoming – 0.06%
County of Laramie WY
4.00%, 05/01/2026	200	205
4.00%, 05/01/2035	500	517
4.00%, 05/01/2038	1,365	1,377
Wyoming Community Development Authority
3.00%, 06/01/2049	5,615	5,467

Total Wyoming		7,566

Total Municipal Bonds (Cost: $12,429,531)		12,441,658

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 1.91%
Money Market Funds – 1.91%
Fidelity Institutional Money Market Government Fund—Class I, 5.29%(6)	244,662	244,662

Total Money Market Funds (Cost: $244,662)		244,662

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00%(7)
Citibank, New York, 4.83% due 01/02/2024	$181	181

Total Time Deposits (Cost: $181)		181

Total Short-Term Investments (Cost: $244,843)		244,843

TOTAL INVESTMENTS IN SECURITIES – 98.82%
(Cost: $12,674,374)		12,686,501

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.18%		152,059

TOTAL NET ASSETS – 100.00%		$12,838,560

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of December 31, 2023.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2023.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $250,980, which represents 1.95% of total net assets.

(5)	Non-income producing security or includes securities that are non-income producing.
(6)	Represents annualized seven-day yield as of the close of the reporting period.
(7)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

MUNICIPAL BONDS	% of Net Assets
Education	6.44%
General Obligation	21.32%
General Revenue	27.10%
Healthcare	9.11%
Housing	6.58%
Transportation	15.84%
Utilities	10.52%

Total Municipal Bonds	96.91%

SHORT-TERM INVESTMENTS	1.91%

TOTAL INVESTMENTS	98.82%
OTHER ASSETS IN EXCESS OF LIABILITIES	1.18%

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 97.03%
Alabama – 2.23%
Black Belt Energy Gas District
4.00%, 06/01/2051(1)	2,500	$2,518
4.00%, 10/01/2052(1)	1,075	1,080
4.00%, 10/01/2052(1)	3,380	3,395
4.00%, 04/01/2053(1)	500	501
5.25%, 12/01/2053(1)	3,775	4,107
5.25%, 01/01/2054(1)	4,160	4,474
County of Jefferson AL Sewer Revenue
0.00%, 10/01/2034	225	103
5.00%, 10/01/2044	1,500	1,521
5.25%, 10/01/2048	1,650	1,676
5.50%, 10/01/2053	3,080	3,142
6.00%, 10/01/2042	100	105
6.50%, 10/01/2053	385	404
Energy Southeast A Cooperative District
5.50%, 11/01/2053(1)	6,665	7,297
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500	2,453
Huntsville-Redstone Village Special Care Facilities Financing Authority
5.50%, 01/01/2028(2)(3)	250	145
5.50%, 01/01/2043(2)(3)	195	113
6.88%, 01/01/2043(2)(3)	135	78
7.50%, 01/01/2047(2)(3)	245	142
Phenix City Industrial Development Board
4.13%, 05/15/2035	600	595
Southeast Alabama Gas Supply District
4.00%, 06/01/2049(1)	6,000	6,003
Southeast Energy Authority A Cooperative District
4.00%, 11/01/2051(1)	325	325
4.00%, 12/01/2051(1)	5,815	5,805
5.50%, 01/01/2053(1)	2,000	2,172
Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(4)	4,071	3,878
5.25%, 05/01/2044(4)	7,160	6,597

Total Alabama		58,629

Alaska – 0.10%
Alaska Industrial Development & Export Authority
5.00%, 01/01/2030	1,415	1,440

Northern Tobacco Securitization Corp.
4.00%, 06/01/2050	1,050	1,057

Total Alaska		2,497

Arizona – 1.99%
Arizona Health Facilities Authority
4.97% (S&P 7 Day Municipal High Grade Rate + 0.81%), 01/01/2037(5)	935	860
Arizona Industrial Development Authority
0.00%, 05/20/2033(1)	1,543	70
3.63%, 05/20/2033	925	875
4.00%, 07/15/2040(4)	65	55
4.00%, 07/15/2041(4)	265	219
4.00%, 12/15/2041(4)	600	500
4.00%, 07/15/2050(4)	1,610	1,234
4.00%, 07/01/2051	1,825	1,622
4.00%, 07/15/2051(4)	500	374
4.00%, 12/15/2051(4)	1,025	771
4.00%, 07/15/2056(4)	475	344
4.50%, 07/15/2029(4)	3,000	2,841
5.00%, 07/01/2032	425	467
5.00%, 07/15/2039	190	192
5.00%, 07/15/2040(4)	505	487
5.00%, 07/15/2040(4)	1,250	1,261
5.00%, 07/01/2049(4)	945	831
5.00%, 07/15/2049	1,080	1,055
5.00%, 07/15/2050(4)	2,365	2,302
5.00%, 07/01/2054(4)	500	458
5.00%, 07/01/2054(4)	1,000	886
5.25%, 07/01/2037(4)	205	204
5.50%, 07/01/2038(4)	845	855
5.50%, 07/01/2052(4)	885	828
5.75%, 07/15/2048(4)	250	250
Chandler Industrial Development Authority
5.00%, 09/01/2052(1)	1,900	1,976
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	2,000	1,984
Glendale Industrial Development Authority
4.00%, 07/01/2028	300	291
5.00%, 07/01/2033	435	434
5.00%, 07/01/2038	750	720
5.00%, 07/01/2048	915	804

Industrial Development Authority of the City of Phoenix Arizona
4.90%, 12/01/2035(1)	750	750
5.00%, 07/01/2030	700	734
5.00%, 07/01/2035(4)	375	377
5.00%, 07/01/2037	4,750	4,893
5.00%, 07/01/2044	85	86
5.00%, 07/01/2049	565	566
5.00%, 07/01/2059	145	143
Industrial Development Authority of the County of Pima
4.00%, 06/15/2041(4)	2,380	1,997
4.00%, 06/15/2051(4)	1,215	927
4.00%, 06/15/2057(4)	1,245	912
7.00%, 11/15/2057(4)	250	256
Maricopa County Industrial Development Authority
4.00%, 07/01/2029(4)	295	288
4.00%, 10/15/2047(4)	3,730	3,248
4.00%, 07/01/2050	100	91
4.00%, 07/01/2056(4)	1,350	1,022
5.00%, 07/01/2054(4)	250	231
Maricopa County Pollution Control Corp.
3.60%, 02/01/2040	250	228
4.50%, 08/01/2042	220	219
Salt Verde Financial Corp.
5.00%, 12/01/2037	5,545	6,178
State of Arizona Distribution Revenue
5.50%, 07/01/2030	580	689
5.50%, 07/01/2033	85	106
Tempe Industrial Development Authority
4.00%, 12/01/2038	1,190	1,011
4.00%, 12/01/2046	170	128
5.00%, 12/01/2050	500	431
5.00%, 12/01/2054	750	633

Total Arizona		52,194

Arkansas – 0.71%
Arkansas Development Finance Authority
4.50%, 09/01/2049(4)	5,640	5,596
4.75%, 09/01/2049(4)	2,840	2,840
5.45%, 09/01/2052	4,305	4,305
5.70%, 05/01/2053	500	507

6.88%, 07/01/2048(4)	2,500	2,618
12.00%, 07/01/2048(4)	2,500	2,673

Total Arkansas		18,539

California – 9.25%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300	1,302
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500	2,577
5.00%, 10/01/2037	2,000	2,058
California Community Choice Financing Authority
4.00%, 02/01/2052(1)	250	252
5.00%, 07/01/2053(1)	3,030	3,219
5.00%, 12/01/2053(1)	5,995	6,370
5.25%, 11/01/2054(1)	200	217
5.50%, 10/01/2054(1)	3,475	3,855
California Community Housing Agency
3.00%, 08/01/2056(4)	200	136
4.00%, 08/01/2047(4)	1,600	1,285
4.00%, 08/01/2050(4)	3,350	2,531
4.00%, 02/01/2056(4)	3,085	2,309
4.00%, 02/01/2056(4)	8,825	5,646
5.00%, 08/01/2049(4)	7,040	6,606
California Educational Facilities Authority
5.00%, 05/01/2045	1,000	1,248
5.25%, 10/01/2044	30	32
5.50%, 10/01/2053	100	105
California Health Facilities Financing Authority
3.00%, 08/15/2051	135	110
California Housing Finance Agency
3.25%, 08/20/2036	1,041	979
3.50%, 11/20/2035	527	513
4.00%, 03/20/2033	2,805	2,852
4.25%, 01/15/2035	957	963
4.38%, 09/20/2036	996	1,000
California Infrastructure & Economic Development Bank
4.00%, 10/01/2041	2,235	2,353
5.00%, 11/01/2047	155	166
5.00%, 01/01/2056(4)	410	316
5.00%, 11/01/2057	1,380	1,460

California Municipal Finance Authority
2.75%, 11/15/2027	125	124
3.00%, 10/01/2049	100	76
4.00%, 11/15/2027	200	196
4.00%, 07/15/2029	600	590
4.00%, 08/15/2037	1,560	1,574
4.00%, 09/01/2041	550	527
4.00%, 08/15/2042	1,635	1,602
4.00%, 12/31/2047	1,095	1,011
4.00%, 03/01/2050	250	192
4.00%, 02/01/2051	1,465	1,328
4.00%, 11/15/2056	750	566
4.38%, 09/01/2053(1)	100	103
5.00%, 07/01/2032	1,055	1,108
5.00%, 05/15/2033	1,870	2,014
5.00%, 05/15/2036	2,680	2,825
5.00%, 11/01/2039(4)	195	197
5.00%, 12/31/2043	18,130	18,606
5.00%, 06/01/2046	150	150
5.00%, 11/01/2046(4)	1,500	1,452
5.00%, 06/01/2048	1,000	1,020
5.00%, 05/15/2049	1,205	1,235
5.00%, 10/01/2049(4)	515	473
5.00%, 05/15/2052	170	174
5.00%, 10/01/2057(4)	1,000	897
5.25%, 11/01/2052	2,165	2,429
5.25%, 06/01/2053	2,655	2,905
California Pollution Control Financing Authority
4.25%, 07/01/2043(1)(4)	700	700
5.00%, 07/01/2037(4)	5,000	5,004
California Public Finance Authority
2.13%, 11/15/2027(4)	1,005	1,004
2.38%, 11/15/2028(4)	600	598
3.13%, 05/15/2029(4)	110	108
4.00%, 10/15/2024	385	386
5.00%, 11/15/2036(4)	250	251
5.00%, 11/15/2046(4)	50	46
5.00%, 10/15/2047	3,075	3,091
5.00%, 11/15/2056(4)	100	88

California School Finance Authority
4.00%, 06/01/2061(4)	1,000	673
5.00%, 06/01/2030(4)	310	318
5.00%, 07/01/2037(4)	215	222
5.00%, 10/01/2042(4)	500	514
5.00%, 07/01/2047(4)	500	458
5.00%, 07/01/2047(4)	500	506
5.00%, 07/01/2052(4)	1,340	1,202
California Statewide Communities Development Authority
4.00%, 09/02/2028	20	20
4.00%, 09/02/2029	20	20
4.00%, 09/02/2029	335	342
4.00%, 09/02/2030	20	20
4.00%, 09/02/2031	15	15
4.00%, 09/02/2031	75	75
4.00%, 04/01/2038	2,400	2,415
4.00%, 09/02/2041	110	100
4.00%, 09/02/2041	110	105
4.00%, 09/02/2041	135	123
4.00%, 09/02/2051	1,070	894
4.00%, 09/02/2051	1,315	1,109
4.00%, 09/02/2051	1,340	1,196
5.00%, 12/01/2027(4)	205	211
5.00%, 11/01/2032(4)	1,135	1,161
5.00%, 09/02/2034	75	81
5.00%, 01/01/2038	750	784
5.00%, 09/02/2039	70	73
5.00%, 09/02/2039	745	783
5.00%, 05/15/2040	400	405
5.00%, 11/01/2041(4)	1,375	1,367
5.00%, 09/02/2042	1,595	1,643
5.00%, 01/01/2043	1,000	1,035
5.00%, 09/02/2044	700	724
5.00%, 09/02/2044	1,000	1,037
5.00%, 09/02/2044	1,350	1,416
5.00%, 12/01/2046(4)	270	267
5.00%, 01/01/2048	2,840	2,914
5.00%, 09/02/2049	35	36
5.00%, 09/02/2049	700	717
5.00%, 09/02/2052	2,320	2,330

5.25%, 12/01/2044	500	501
5.25%, 12/01/2048(4)	800	818
5.25%, 12/01/2056(4)	7,195	7,216
5.38%, 11/01/2049(4)	340	272
5.50%, 12/01/2054	4,400	4,390
5.50%, 12/01/2058(4)	7,575	7,745
California Statewide Financing Authority
6.00%, 05/01/2043	100	102
City & County of San Francisco CA Special Tax District No 2020-1
4.00%, 09/01/2041(4)	1,500	1,386
5.75%, 09/01/2053(4)	95	99
5.75%, 09/01/2053(4)	1,550	1,610
City of Irvine CA
4.00%, 09/02/2027	20	20
4.00%, 09/02/2028	30	30
City of Los Angeles Department of Airports
4.00%, 05/15/2044	3,000	2,987
5.50%, 05/15/2047	2,725	3,030
City of Palm Desert CA
4.00%, 09/01/2041	375	355
City of Vernon CA Electric System Revenue
5.00%, 10/01/2025	500	511
CMFA Special Finance Agency
4.00%, 08/01/2045(4)	1,215	989
CMFA Special Finance Agency VII
4.00%, 08/01/2047(4)	3,135	2,500
CMFA Special Finance Agency XII
3.25%, 02/01/2057(4)	1,000	712
4.38%, 08/01/2049(4)	1,015	813
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2052	150	154
CSCDA Community Improvement Authority
3.00%, 07/01/2045(4)	1,500	1,112
3.00%, 06/01/2048(4)	100	68
3.10%, 07/01/2045(4)	100	75
3.38%, 07/01/2043(4)	500	401
4.00%, 07/01/2056(4)	1,500	1,088
4.00%, 07/01/2056(4)	5,637	4,033
4.00%, 08/01/2056(4)	2,730	2,049
4.00%, 09/01/2056(4)	1,015	732

4.00%, 10/01/2056(4)	500	420
4.00%, 10/01/2056(4)	6,210	4,615
4.00%, 12/01/2056(4)	4,000	2,875
4.00%, 04/01/2057(4)	100	70
5.00%, 07/01/2051(4)	165	154
5.00%, 01/01/2054(4)	250	200
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046	8,300	8,188
Freddie Mac Multifamily ML Certificates
0.00%, 06/25/2035(1)(4)	5,015	310
2.75%, 11/25/2035(4)	248	216
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	37,835	4,451
5.00%, 06/01/2024	1,000	1,008
5.00%, 06/01/2051	290	304
Hayward Unified School District
4.00%, 08/01/2050	1,380	1,374
Irvine Unified School District
5.00%, 03/01/2057	795	813
Lodi Unified School District
3.00%, 08/01/2046	500	422
Los Angeles Department of Water & Power Water System Revenue
3.92%, 07/01/2049(1)	2,000	2,000
Northern California Gas Authority No 1
4.51% (3 Month Term SOFR + 0.72%), 07/01/2027(5)	330	326
Orange County Community Facilities District
5.00%, 08/15/2038	260	275
5.25%, 08/15/2045	975	991
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2047	10,825	12,103
River Islands Public Financing Authority
4.00%, 09/01/2041	485	455
Riverside County Redevelopment Successor Agency
0.00%, 10/01/2039	1,000	533
Riverside County Transportation Commission
3.00%, 06/01/2049	250	200
4.00%, 06/01/2046	5,250	5,259
San Diego County Regional Airport Authority
4.00%, 07/01/2046	1,000	976

4.00%, 07/01/2056	250	250
5.00%, 07/01/2048	100	107
San Francisco City & County Public Utilities Commission Power Revenue
5.00%, 11/01/2053	1,000	1,122
State of California
3.00%, 11/01/2040	500	459
4.00%, 11/01/2037	1,625	1,727
5.00%, 04/01/2042	1,750	1,995
5.00%, 09/01/2043	1,000	1,157
5.00%, 09/01/2052	1,000	1,117
5.25%, 10/01/2050	2,650	3,050
5.50%, 12/01/2052	1,520	1,686
Stockton Unified School District
5.00%, 08/01/2034	1,480	1,808
Transbay Joint Powers Authority
5.00%, 10/01/2033	250	268
5.00%, 10/01/2034	250	268
5.00%, 10/01/2035	240	255
5.00%, 10/01/2038	600	626
West Sacramento Financing Authority
5.00%, 09/01/2034	135	158

Total California		242,810

Colorado – 4.09%
Aerotropolis Regional Transportation Authority
4.38%, 12/01/2052	2,715	2,215
Amber Creek Metropolitan District
5.00%, 12/01/2037	714	654
5.13%, 12/01/2047	1,550	1,354
Arista Metropolitan District
8.25%, 12/15/2039	500	515
Arkansas River Power Authority
5.00%, 10/01/2043	225	231
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	500	476
5.00%, 12/01/2050	1,000	903
Baseline Metropolitan District No 1
5.00%, 12/01/2051	500	453
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	1,990	1,952
Brighton Crossing Metropolitan District No 4

5.00%, 12/01/2037	525	524
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515	474
5.00%, 12/01/2050	2,785	2,433
Broadway Park North Metropolitan District No 2
5.00%, 12/01/2040(4)	1,755	1,689
5.00%, 12/01/2049(4)	730	682
Canyons Metropolitan District No 5
6.00%, 12/01/2037	600	600
City & County of Denver CO
5.00%, 10/01/2032	4,175	4,175
City & County of Denver CO Airport System Revenue
5.00%, 12/01/2048	340	350
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2034	500	328
Colorado Crossing Metropolitan District No 2
4.00%, 12/01/2030	500	444
5.00%, 12/01/2050	500	414
Colorado Health Facilities Authority
3.00%, 09/01/2024	235	235
4.00%, 05/15/2031	40	39
4.00%, 05/15/2032	50	48
4.00%, 05/15/2033	55	53
4.00%, 05/15/2034	55	52
4.00%, 05/15/2035	55	52
4.00%, 05/15/2036	60	56
4.00%, 11/01/2039	3,775	3,851
4.00%, 12/01/2040	250	236
4.00%, 05/15/2041	100	87
4.00%, 05/15/2048	150	121
4.00%, 08/01/2049	375	360
4.00%, 09/01/2050	375	359
5.25%, 05/15/2028	500	511
5.75%, 12/01/2035(4)	100	74
6.13%, 12/01/2045(4)	875	597
6.25%, 12/01/2050(4)	485	326
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	3,330	3,338
5.00%, 12/31/2051	5,000	5,010

5.00%, 12/31/2056	5,760	5,769
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	1,090	1,086
Copper Ridge Metropolitan District
5.00%, 12/01/2039	500	474
Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	1,275	1,237
5.00%, 12/01/2049	1,500	1,384
Cornerstar Metropolitan District
5.13%, 12/01/2037	500	499
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900	839
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	2,000	2,064
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,339	1,226
5.63%, 12/01/2048	2,130	1,840
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800	1,802
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	600	603
Denver Urban Renewal Authority
5.25%, 12/01/2039(4)	1,000	1,011
DIATC Metropolitan District
3.25%, 12/01/2029(4)	590	543
5.00%, 12/01/2039(4)	500	488
E-470 Public Highway Authority
5.00%, 09/01/2040	4,975	5,018
Fitzsimons Village Metropolitan District No 1
5.00%, 12/01/2049	500	448
Great Western Metropolitan District
4.75%, 12/01/2050	625	552
Highlands Metropolitan District No 1
4.00%, 12/01/2031	500	433
5.00%, 12/01/2041	550	486
Hogback Metropolitan District
5.00%, 12/01/2041	725	675
5.00%, 12/01/2051	1,050	929
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700	683

5.00%, 12/01/2049	1,750	1,610
Nexus North at DIA Metropolitan District
5.00%, 12/01/2041	500	452
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	1,338	1,248
Palisade Park North Metropolitan District No 1
5.25%, 12/15/2051	500	432
Park Creek Metropolitan District
5.00%, 12/01/2027	50	52
5.00%, 12/01/2045	3,100	3,132
Peak Metropolitan District No 1
5.00%, 12/01/2041(4)	1,000	932
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041	515	411
4.00%, 12/01/2051	650	497
Public Authority for Colorado Energy
6.25%, 11/15/2028	410	439
6.50%, 11/15/2038	790	995
Pueblo Urban Renewal Authority
0.00%, 12/01/2025(4)	250	202
4.75%, 12/01/2045(4)	2,390	1,625
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650	680
Rampart Range Metropolitan District No 5
4.00%, 12/01/2036	750	635
4.00%, 12/01/2051	2,725	1,991
Riverwalk Metropolitan District No 2
5.00%, 12/01/2052	1,865	1,643
Rocky Mountain Rail Park Metropolitan District
5.00%, 12/01/2031(4)	500	438
Southglenn Metropolitan District
5.00%, 12/01/2046	623	587
Southlands Metropolitan District No 1
5.00%, 12/01/2047	1,000	958
State of Colorado
6.00%, 12/15/2039	1,200	1,480
6.00%, 12/15/2040	5,165	6,357
6.00%, 12/15/2041	6,125	7,512

STC Metropolitan District No 2
4.00%, 12/01/2029	750	701
5.00%, 12/01/2038	565	535
5.00%, 12/01/2049	500	459
Talon Pointe Metropolitan District
5.25%, 12/01/2051	1,000	761
Thompson Crossing Metropolitan District No 4
5.00%, 12/01/2049	500	451
Vauxmont Metropolitan District
5.00%, 12/15/2030	375	393
5.00%, 12/01/2032	50	56
5.00%, 12/01/2035	20	22
Village at Dry Creek Metropolitan District No 2
4.38%, 12/01/2044	500	443
Weld County School District No 6 Greeley
4.00%, 12/01/2045	1,000	1,009
Willow Bend Metropolitan District
5.00%, 12/01/2039	600	580
5.00%, 12/01/2049	1,500	1,372

Total Colorado		107,450

Connecticut – 0.86%
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2044	1,110	856
4.00%, 07/01/2045	250	250
4.00%, 07/01/2049	3,730	2,731
4.00%, 07/01/2051	250	185
5.00%, 07/01/2031	270	272
5.00%, 07/01/2032	280	282
5.00%, 07/01/2033	175	176
5.00%, 07/01/2034	125	126
5.00%, 07/01/2043	2,445	2,354
5.00%, 09/01/2046(4)	250	202
5.00%, 09/01/2053(4)	110	85
Harbor Point Infrastructure Improvement District
5.00%, 04/01/2039(4)	500	505
Mashantucket Western Pequot Tribe
6.05%, 07/01/2031(9)	1,985	442
Mohegan Tribe of Indians of Connecticut
5.75%, 02/01/2024(4)	500	500
6.25%, 02/01/2030(4)	1,000	1,021
6.75%, 02/01/2045(4)	530	530

State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	3,260	3,448
5.00%, 01/01/2038	4,400	4,725
Steel Point Infrastructure Improvement District
4.00%, 04/01/2036(4)	605	546
4.00%, 04/01/2051(4)	685	558
Town of Hamden CT
5.00%, 01/01/2040	2,485	2,201
5.00%, 01/01/2050	570	470

Total Connecticut		22,465

Delaware – 0.90%
County of Kent DE
5.00%, 07/01/2032	20	20
5.00%, 07/01/2040	2,195	2,200
5.00%, 07/01/2048	2,505	2,464
5.00%, 07/01/2053	295	287
5.00%, 07/01/2058	250	240
County of Sussex DE
5.00%, 01/01/2036	2,790	2,703
Delaware State Economic Development Authority
4.00%, 09/01/2030	195	198
4.00%, 09/01/2041	550	525
4.00%, 06/01/2042	1,000	799
4.00%, 06/01/2052	110	80
4.00%, 06/01/2057	105	74
5.00%, 09/01/2036	1,225	1,265
5.00%, 08/01/2039	715	729
5.00%, 09/01/2040	340	355
5.00%, 09/01/2046	700	709
5.00%, 11/15/2048	2,000	2,016
5.00%, 08/01/2049	900	895
5.00%, 09/01/2050	370	378
5.00%, 08/01/2054	835	820
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,455	1,491
5.00%, 06/01/2043	1,420	1,437
5.00%, 06/01/2048	675	679
5.00%, 06/01/2050	3,165	3,180

Total Delaware		23,544

District of Columbia – 1.13%
District of Columbia
0.00%, 06/01/2046(4)	1,440	975
5.00%, 06/01/2036	205	208
5.00%, 07/01/2037	195	184
5.00%, 06/01/2041	580	581
5.00%, 07/01/2042	2,200	1,977
5.00%, 06/01/2046	3,665	3,615
5.00%, 07/01/2052	2,065	1,719
5.13%, 01/01/2035	105	93
5.25%, 01/01/2039	70	60
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	3,560	739
0.00%, 06/15/2046	16,530	4,152
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2043	6,410	6,685
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025	3,975
0.00%, 10/01/2037	1,870	1,108
0.00%, 10/01/2038	680	370
0.00%, 10/01/2039	135	69
0.00%, 10/01/2040	340	164
4.00%, 10/01/2053	500	481
5.00%, 10/01/2044	1,500	1,581
6.50%, 10/01/2044	950	1,055

Total District of Columbia		29,791

Florida – 4.74%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000	4,689
5.00%, 12/01/2036	1,000	1,011
5.00%, 12/01/2044	3,160	3,179
6.00%, 11/15/2034	50	38
6.25%, 11/15/2044	400	275
6.38%, 11/15/2049	940	634
Avenir Community Development District
5.38%, 05/01/2043	200	198
5.63%, 05/01/2054	2,095	2,098
Boggy Creek Improvement District
5.13%, 05/01/2043	605	605

Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335	1,339
Capital Projects Finance Authority
5.00%, 10/01/2034	585	610
5.00%, 10/01/2035	500	519
Capital Trust Agency, Inc.
4.00%, 06/15/2025(4)	250	247
4.00%, 06/15/2031(4)	800	736
4.00%, 06/15/2041(4)	155	127
4.00%, 06/15/2051(4)	235	174
5.00%, 07/01/2049(4)	265	239
5.25%, 12/01/2058(4)	3,270	3,048
Capital Trust Authority
6.25%, 06/15/2053(4)	200	202
6.38%, 06/15/2058(4)	210	212
6.50%, 12/15/2058(4)	370	373
Celebration Pointe Community Development District No 1
3.00%, 05/01/2031	50	45
3.38%, 05/01/2041	90	72
4.00%, 05/01/2053	115	90
4.75%, 05/01/2024	15	15
5.00%, 05/01/2032	695	703
5.13%, 05/01/2045	65	65
City of Atlantic Beach FL
5.00%, 11/15/2043	250	246
5.00%, 11/15/2048	500	477
City of Jacksonville FL
5.00%, 06/01/2053(4)	2,265	2,008
City of Pompano Beach FL
3.50%, 09/01/2030	1,000	929
3.50%, 09/01/2035	625	547
4.00%, 09/01/2036	500	457
4.00%, 09/01/2040	100	86
City of Tampa FL
0.00%, 09/01/2036	800	492
0.00%, 09/01/2037	800	465
5.00%, 04/01/2040	1,115	1,130
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2041	1,500	1,518
5.00%, 10/01/2034	3,000	3,013

5.00%, 10/01/2034	6,070	6,096
County of Miami-Dade FL Water & Sewer System Revenue
4.00%, 10/01/2048	2,085	2,083
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	3,295	3,296
Double Branch Community Development District
4.00%, 05/01/2025	15	15
Everest GMR Community Development District
6.20%, 05/01/2054	3,515	3,539
Florida Development Finance Corp.
3.00%, 06/01/2032	3,830	3,071
4.00%, 06/01/2036(4)	500	403
4.00%, 07/01/2051(4)	1,000	831
4.00%, 02/01/2052	255	196
4.00%, 06/01/2055(4)	250	152
5.00%, 06/15/2028	310	324
5.00%, 02/15/2031	595	612
5.00%, 06/15/2035	145	150
5.00%, 02/15/2038	600	610
5.00%, 09/15/2040(4)	500	450
5.00%, 06/15/2042	400	406
5.00%, 02/15/2048	1,600	1,612
5.00%, 06/15/2050	100	101
5.00%, 02/01/2052	2,955	2,739
6.13%, 07/01/2032(1)(4)	6,500	6,551
Florida Higher Educational Facilities Financial Authority
4.50%, 06/01/2033(4)	2,000	1,948
4.75%, 06/01/2038(4)	215	202
5.00%, 06/01/2048(4)	3,155	2,854
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000	3,067
JEA Electric System Revenue
4.00%, 10/01/2036	250	254
Lakes of Sarasota Community Development District
3.88%, 05/01/2031	355	343
3.90%, 05/01/2041	285	246
4.10%, 05/01/2051	265	217
4.13%, 05/01/2031	1,000	973
4.13%, 05/01/2041	200	177
4.30%, 05/01/2051	325	275

Lakewood Ranch Stewardship District
3.13%, 05/01/2025	130	128
3.40%, 05/01/2030	370	346
4.00%, 05/01/2040	600	528
4.00%, 05/01/2050	1,000	804
5.00%, 05/01/2036	100	101
5.13%, 05/01/2046	200	195
5.25%, 05/01/2037	245	248
5.30%, 05/01/2039	70	71
5.38%, 05/01/2047	310	313
5.45%, 05/01/2048	115	116
5.50%, 05/01/2039(4)	65	67
5.65%, 05/01/2048(4)	80	81
Laurel Road Community Development District
3.00%, 05/01/2031	200	177
3.13%, 05/01/2031	1,325	1,141
4.00%, 05/01/2052	1,450	1,129
Lee County Industrial Development Authority
5.63%, 12/01/2037(4)	350	277
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855	2,877
Miami-Dade County Industrial Development Authority
6.25%, 01/01/2059(4)	500	495
Midtown Miami Community Development District
5.00%, 05/01/2029	500	500
Orange County Health Facilities Authority
4.00%, 10/01/2052	395	387
5.00%, 08/01/2035	1,500	1,520
5.00%, 10/01/2053	2,300	2,456
Palm Beach County Health Facilities Authority
4.00%, 06/01/2041	175	144
4.25%, 06/01/2056	2,100	1,609
5.00%, 06/01/2055	2,500	2,193
Pinellas County Educational Facilities Authority
5.00%, 06/01/2056(4)	100	83
Pinellas County Industrial Development Authority
5.00%, 07/01/2039	200	201
Sarasota County Health Facilities Authority
5.00%, 01/01/2037	1,095	1,077

5.00%, 01/01/2042	840	787
5.00%, 01/01/2047	1,095	986
5.00%, 01/01/2052	460	402
Sawyers Landing Community Development District
3.75%, 05/01/2031	500	449
4.13%, 05/01/2041	885	702
4.25%, 05/01/2053	2,720	2,042
Seminole County Industrial Development Authority
4.00%, 06/15/2041(4)	425	348
4.00%, 06/15/2051(4)	830	614
4.00%, 06/15/2056(4)	705	508
Southeast Overtown Park West Community Redevelopment Agency
5.00%, 03/01/2030(4)	1,550	1,553
St Johns County Industrial Development Authority
4.00%, 12/15/2050	500	355
Tolomato Community Development District
0.00%, 05/01/2040(9)	45	43
Town of Davie FL
5.00%, 04/01/2048	1,440	1,473
Viera Stewardship District
3.13%, 05/01/2041	820	619
4.00%, 05/01/2053	110	83
5.30%, 05/01/2043	2,000	2,004
5.50%, 05/01/2054	1,505	1,505
Village Community Development District No 13
3.00%, 05/01/2029	1,050	987
3.38%, 05/01/2034	960	877
Village Community Development District No 14
5.38%, 05/01/2042	4,055	4,163
Village Community Development District No 15
5.25%, 05/01/2054(4)	4,450	4,490
Westview South Community Development District
5.38%, 05/01/2043	1,940	1,932
5.60%, 05/01/2053	1,695	1,689

Total Florida		124,579

Georgia – 2.99%
Atlanta Development Authority
5.25%, 07/01/2044	5,500	5,603
6.50%, 01/01/2029(2)(3)	665	299
6.75%, 01/01/2035(2)(3)	3,570	1,607

7.00%, 01/01/2040(2)(3)	3,315	1,492
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026(4)	100	96
2.88%, 07/01/2031(4)	440	415
3.63%, 07/01/2042(4)	1,870	1,752
3.88%, 07/01/2051(4)	1,780	1,620
Augusta GA Airport Revenue
5.00%, 01/01/2027	370	374
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2047	1,150	1,177
Coweta County Residential Care Facilities for the Elderly Authority
4.00%, 03/01/2031	1,260	1,151
4.00%, 03/01/2041	935	733
Development Authority for Fulton County
5.00%, 04/01/2047	1,500	1,535
Development Authority of Burke County
1.50%, 01/01/2040(1)	345	332
Development Authority of Cobb County
6.40%, 06/15/2053(4)	100	100
Development Authority Of The City Of Marietta
5.00%, 11/01/2027(4)	235	233
5.00%, 11/01/2037(4)	3,815	3,524
5.00%, 11/01/2047(4)	1,245	1,078
Fulton County Residential Care Facilities for the Elderly Authority
4.00%, 04/01/2041(4)	205	163
4.00%, 04/01/2051(4)	2,075	1,476
5.00%, 04/01/2047(4)	935	805
5.00%, 04/01/2054(4)	735	612
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	1,330	1,410
George L Smith II Congress Center Authority
2.38%, 01/01/2031	190	169
3.63%, 01/01/2031(4)	105	95
4.00%, 01/01/2036	100	101
4.00%, 01/01/2054	7,480	6,561
5.00%, 01/01/2036(4)	2,125	2,107
5.00%, 01/01/2054(4)	6,620	5,766
Macon-Bibb County Urban Development Authority
5.00%, 06/15/2027(4)	15	15

5.75%, 06/15/2037(4)	1,105	1,136
5.88%, 06/15/2047(4)	240	244
6.00%, 06/15/2052(4)	105	107
Main Street Natural Gas, Inc.
4.00%, 07/01/2052(1)	500	503
5.00%, 05/15/2043	4,520	4,635
5.00%, 12/01/2052(1)	6,490	6,851
5.00%, 06/01/2053(1)	240	255
5.00%, 07/01/2053(1)	790	842
5.00%, 09/01/2053(1)	400	428
Municipal Electric Authority of Georgia
5.00%, 01/01/2034	500	537
5.00%, 01/01/2049	4,455	4,562
5.25%, 07/01/2064	2,000	2,135
Private Colleges & Universities Authority
4.00%, 09/01/2037	8,350	8,838
4.00%, 09/01/2038	4,665	4,897
5.00%, 04/01/2044	125	126
Savannah Economic Development Authority
7.25%, 01/01/2049	120	120

Total Georgia		78,617

Guam – 0.72%
Antonio B Won Pat International Airport Authority
5.13%, 10/01/2034	780	807
5.25%, 10/01/2029	1,145	1,193
5.38%, 10/01/2033	1,050	1,104
5.38%, 10/01/2043	1,250	1,260
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550	1,561
Guam Power Authority
5.00%, 10/01/2042	350	370
5.00%, 10/01/2043	1,965	2,069
5.00%, 10/01/2044	1,145	1,199
Territory of Guam
4.00%, 01/01/2036	305	308
4.00%, 11/15/2039	585	547
4.00%, 01/01/2042	2,215	2,121
5.00%, 11/15/2027	1,000	1,021
5.00%, 01/01/2030	70	75
5.00%, 11/01/2030	250	271

5.00%, 01/01/2031	70	76
5.00%, 11/15/2031	1,760	1,835
5.00%, 11/01/2035	875	941
5.00%, 11/01/2040	2,000	2,076

Total Guam		18,834

Hawaii – 0.01%
State of Hawaii Department of Budget & Finance
4.00%, 03/01/2037	340	231

Total Hawaii		231

Idaho – 0.26%
Idaho Health Facilities Authority
5.00%, 03/01/2034	3,155	3,162
Power County Industrial Development Corp.
6.45%, 08/01/2032	310	311
Spring Valley Community Infrastructure District No 1
3.75%, 09/01/2051(4)	4,387	3,444

Total Idaho		6,917

Illinois – 6.35%
Chicago Board of Education
0.00%, 12/01/2024	165	159
0.00%, 12/01/2024	200	193
0.00%, 12/01/2025	575	534
0.00%, 12/01/2027	1,055	908
0.00%, 12/01/2028	40	33
0.00%, 12/01/2029	120	95
0.00%, 12/01/2029	965	776
0.00%, 12/01/2030	1,765	1,347
4.00%, 12/01/2041	1,000	923
4.00%, 12/01/2047	500	434
5.00%, 12/01/2033	1,750	1,817
5.00%, 12/01/2034	320	340
5.00%, 12/01/2034	555	554
5.00%, 12/01/2035	1,050	1,102
5.00%, 12/01/2036	335	339
5.00%, 12/01/2041	100	101
5.00%, 12/01/2042	555	548
5.00%, 12/01/2046	500	497
7.00%, 12/01/2042(4)	100	108
7.00%, 12/01/2044	520	541

Chicago Midway International Airport
5.00%, 01/01/2027	6,750	6,782
5.00%, 01/01/2031	220	221
5.00%, 01/01/2032	2,000	2,009
5.00%, 01/01/2046	300	304
Chicago Transit Authority Sales Tax Receipts Fund
4.00%, 12/01/2049	2,000	1,942
City of Chicago IL
0.00%, 01/01/2027	680	625
4.00%, 01/01/2036	250	249
5.00%, 01/01/2024	400	400
5.00%, 01/01/2024	1,000	1,000
5.00%, 01/01/2028	1,290	1,368
5.00%, 01/01/2034	200	221
5.00%, 01/01/2035	750	760
5.00%, 01/01/2038	2,500	2,512
5.00%, 01/01/2039	1,290	1,342
5.00%, 01/01/2040	205	213
5.50%, 01/01/2034	2,500	2,533
5.50%, 01/01/2035	270	294
5.50%, 01/01/2035	1,100	1,114
5.50%, 01/01/2039	320	351
5.50%, 01/01/2040	815	821
5.50%, 01/01/2040	3,465	3,786
5.50%, 01/01/2041	180	192
5.50%, 01/01/2043	1,830	1,944
5.63%, 01/01/2031	500	524
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2033	2,000	2,032
5.00%, 01/01/2039	945	946
5.00%, 01/01/2039	1,000	1,007
5.25%, 01/01/2053	940	1,037
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2026	500	529
5.00%, 11/01/2033	500	506
5.00%, 11/01/2038	525	601
5.00%, 11/01/2044	150	151
Illinois Development Finance Authority
8.00%, 06/01/2032	1,050	1,051

Illinois Finance Authority
2.45%, 10/01/2039(1)	250	234
4.00%, 10/15/2031	1,135	991
4.00%, 08/01/2044(1)	2,000	2,000
4.00%, 05/01/2050	440	385
4.13%, 08/15/2037	1,000	988
5.00%, 02/15/2032	80	80
5.00%, 05/15/2033	1,720	1,588
5.00%, 02/15/2034	120	126
5.00%, 12/01/2034	50	52
5.00%, 08/15/2035	180	184
5.00%, 02/15/2036	170	177
5.00%, 05/15/2037	655	654
5.00%, 05/15/2037	1,050	1,080
5.00%, 02/15/2041	235	241
5.00%, 05/15/2041	400	343
5.00%, 08/15/2044	340	345
5.00%, 05/15/2047	205	190
5.00%, 07/01/2047	250	204
5.00%, 05/15/2051	1,000	797
5.00%, 05/15/2056	1,630	1,271
5.13%, 05/15/2038	1,745	1,505
5.25%, 02/15/2037	435	437
5.25%, 05/15/2042	135	111
5.25%, 05/15/2045	80	83
5.25%, 05/15/2050	220	227
5.25%, 05/15/2054	1,575	1,174
5.63%, 08/01/2053(4)	1,705	1,729
6.13%, 11/15/2035	200	201
6.38%, 11/15/2043	270	271
7.25%, 09/01/2052(1)(4)	500	523
Illinois Housing Development Authority
5.00%, 10/01/2046	120	126
6.25%, 10/01/2052	110	120
Illinois State Toll Highway Authority
4.00%, 01/01/2046	2,000	1,983
5.00%, 01/01/2042	250	265
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2029	1,000	828
0.00%, 12/15/2030	260	207

0.00%, 12/15/2032	1,000	742
0.00%, 12/15/2033	3,950	2,832
0.00%, 12/15/2034	550	380
0.00%, 12/15/2035	75	49
0.00%, 12/15/2035	10,000	6,615
0.00%, 06/15/2036	1,000	643
0.00%, 06/15/2036	1,065	677
0.00%, 06/15/2037	1,585	955
0.00%, 12/15/2038	205	113
0.00%, 06/15/2039	220	117
0.00%, 06/15/2041	1,535	735
0.00%, 12/15/2041	510	239
0.00%, 06/15/2045	1,500	600
4.00%, 12/15/2042	1,040	1,039
4.00%, 06/15/2050	1,000	949
4.00%, 06/15/2052	2,030	1,910
5.00%, 12/15/2027	2,500	2,566
5.00%, 06/15/2042	4,600	4,867
5.00%, 12/15/2045	50	52
5.00%, 06/15/2050	6,115	6,319
5.00%, 06/15/2057	3,275	3,341
5.50%, 06/15/2053	5,000	5,105
Northern Illinois University
4.00%, 10/01/2039	875	882
4.00%, 10/01/2040	800	801
4.00%, 10/01/2041	800	795
4.00%, 10/01/2043	975	951
Regional Transportation Authority
5.75%, 06/01/2034	70	86
6.00%, 07/01/2033	510	629
State of Illinois
4.00%, 03/01/2039	2,055	2,074
4.00%, 11/01/2039	2,000	2,010
5.00%, 04/01/2024	110	110
5.00%, 10/01/2025	355	366
5.00%, 11/01/2025	8,810	9,111
5.00%, 02/01/2026	95	99
5.00%, 11/01/2026	3,000	3,163
5.00%, 02/01/2027	1,000	1,059
5.00%, 11/01/2027	100	105

5.00%, 02/01/2028	290	307
5.00%, 11/01/2028	3,485	3,741
5.00%, 11/01/2028	5,000	5,227
5.00%, 11/01/2029	725	776
5.00%, 10/01/2031	170	184
5.00%, 10/01/2031	955	1,032
5.00%, 05/01/2032	5,250	5,273
5.00%, 10/01/2032	215	231
5.00%, 12/01/2033	235	265
5.00%, 05/01/2034	2,635	2,645
5.00%, 11/01/2037	2,240	2,300
5.50%, 05/01/2025	840	865
5.50%, 03/01/2042	3,410	3,814
5.50%, 03/01/2047	435	477
5.50%, 05/01/2047	160	176
State of Illinois Sales Tax Revenue
5.00%, 06/15/2027	175	184
Upper Illinois River Valley Development Authority
5.00%, 12/01/2032(4)	180	174
5.25%, 12/01/2037(4)	2,005	1,893
5.25%, 12/01/2047(4)	550	485
Village of Hillside IL
5.00%, 01/01/2024	220	220
Village of Volo IL Special Service Area No 17
5.50%, 03/01/2047	1,000	1,001

Total Illinois		166,792

Indiana – 1.01%
City of East Chicago IN
5.50%, 09/01/2028	120	114
City of Valparaiso IN
6.75%, 01/01/2034	500	501
7.00%, 01/01/2044	680	681
City of Whiting IN
4.40%, 11/01/2045(1)	440	452
5.00%, 12/01/2044(1)	2,725	2,771
Indiana Finance Authority
2.50%, 11/01/2030	1,100	1,000
3.00%, 11/01/2030	1,000	939
4.00%, 11/15/2041	100	88

4.13%, 12/01/2026	5,830	5,755
4.25%, 11/01/2030	4,780	4,842
5.00%, 03/01/2036	2,000	2,034
5.00%, 06/01/2053	1,800	1,807
5.50%, 07/01/2052	4,145	4,350
Indiana Housing & Community Development Authority
3.00%, 01/01/2052	980	945
Town of Shoals IN
7.25%, 11/01/2043(9)	335	335

Total Indiana		26,614

Iowa – 0.20%
Iowa Finance Authority
4.75%, 08/01/2042	1,180	1,159
5.00%, 11/01/2026(1)	200	205
5.00%, 05/15/2048	900	687
5.00%, 12/01/2050	1,500	1,567
Iowa Tobacco Settlement Authority
0.00%, 06/01/2065	7,000	917
4.00%, 06/01/2036	775	795

Total Iowa		5,330

Kansas – 0.29%
City of Lenexa KS
5.00%, 05/15/2030	85	86
5.00%, 05/15/2032	330	333
5.00%, 05/15/2039	405	394
City of Manhattan KS
4.00%, 06/01/2027	2,260	2,262
4.00%, 06/01/2046	350	274
City of Overland Park KS Sales Tax Revenue
6.50%, 11/15/2042(4)	4,025	4,146
Wyandotte County-Kansas City Unified Government
5.75%, 09/01/2032	250	233

Total Kansas		7,728

Kentucky – 1.19%
City of Ashland KY
4.00%, 02/01/2034	500	508
4.00%, 02/01/2038	620	614
City of Henderson KY
3.70%, 01/01/2032(4)	100	96
4.45%, 01/01/2042(4)	1,165	1,108

4.70%, 01/01/2052(4)	1,000	946
4.70%, 01/01/2052(4)	2,495	2,361
County of Boyle KY
5.25%, 06/01/2049	1,900	2,042
Kentucky Economic Development Finance Authority
4.50%, 04/01/2031(1)	1,500	1,500
5.00%, 05/15/2031	350	320
5.00%, 06/01/2037	785	805
5.00%, 06/01/2041	570	578
5.00%, 06/01/2045	1,550	1,564
5.00%, 12/01/2045	300	314
5.00%, 05/15/2046	980	732
5.00%, 12/01/2047	180	180
5.00%, 05/15/2051	575	416
5.25%, 06/01/2041	1,240	1,259
5.25%, 06/01/2050	955	959
5.38%, 11/15/2042	305	252
5.50%, 11/15/2045	160	131
6.00%, 11/15/2036	275	231
6.25%, 11/15/2046	2,565	1,987
6.38%, 11/15/2051	645	494
Kentucky Higher Education Student Loan Corp.
4.00%, 06/01/2037	500	500
Kentucky Public Energy Authority
4.00%, 04/01/2048(1)	4,000	4,010
4.00%, 02/01/2050(1)	4,805	4,817
5.25%, 04/01/2054(1)	2,000	2,180
Louisville/Jefferson County Metropolitan Government
5.00%, 05/15/2052	210	219

Total Kentucky		31,123

Louisiana – 1.24%
City of New Orleans LA Sewerage Service Revenue
5.00%, 06/01/2033	100	103
5.00%, 06/01/2040	185	191
5.00%, 06/01/2045	120	124
City of New Orleans LA Water System Revenue
5.00%, 12/01/2045	375	390
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(4)	765	766

5.63%, 06/15/2048(4)	1,750	1,699
Juban Crossing Economic Development District
7.00%, 09/15/2044(4)	1,000	1,001
Louisiana Housing Corp.
5.75%, 06/01/2054	650	710
Louisiana Local Government Environmental Facilities & Community Development Auth
3.50%, 11/01/2032	7,705	7,305
Louisiana Public Facilities Authority
4.00%, 06/01/2041(4)	325	257
4.05%, 08/01/2043(1)	1,700	1,700
5.00%, 07/01/2051	500	507
5.00%, 07/01/2059	100	103
6.50%, 10/01/2053(1)(4)	250	251
6.75%, 10/01/2053(1)(4)	2,100	2,136
New Orleans Aviation Board
5.00%, 01/01/2031	45	47
5.00%, 01/01/2034	55	57
5.00%, 01/01/2035	45	47
5.00%, 01/01/2036	500	520
5.00%, 01/01/2037	500	518
5.00%, 01/01/2040	1,540	1,555
5.00%, 01/01/2048	525	531
Parish of St James LA
5.85%, 08/01/2041(1)(4)	110	112
6.10%, 06/01/2038(1)(4)	2,360	2,587
6.10%, 12/01/2040(1)(4)	2,400	2,631
6.35%, 07/01/2040(4)	3,380	3,684
6.35%, 10/01/2040(4)	440	480
Parish of St John the Baptist LA
2.13%, 06/01/2037(1)	680	671
2.38%, 06/01/2037(1)	1,875	1,781

Total Louisiana		32,464

Maine – 0.04%
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2046	1,250	1,173

Total Maine		1,173

Maryland – 3.24%
City of Baltimore MD
4.00%, 09/01/2027	450	442
5.00%, 09/01/2031	1,000	1,019

5.00%, 09/01/2036	2,790	2,817
5.00%, 09/01/2042	195	188
5.00%, 09/01/2046	4,010	3,725
City of Gaithersburg MD
5.00%, 01/01/2027	1,435	1,450
5.00%, 01/01/2028	135	137
5.00%, 01/01/2033	635	645
5.00%, 01/01/2037	400	403
5.13%, 01/01/2042	250	248
City of Rockville MD
4.25%, 11/01/2037	25	20
4.50%, 11/01/2043	135	109
5.00%, 11/01/2029	35	34
5.00%, 11/01/2031	960	914
5.00%, 11/01/2032	35	33
5.00%, 11/01/2035	70	65
5.00%, 11/01/2037	1,285	1,170
5.00%, 11/01/2042	2,480	2,169
5.00%, 11/01/2047	2,835	2,408
City of Westminster MD
5.00%, 07/01/2024	30	30
5.13%, 07/01/2034	305	308
5.50%, 07/01/2044	305	308
6.25%, 07/01/2044	2,775	2,769
County of Anne Arundel MD
6.50%, 07/01/2033(9)	200	200
6.75%, 07/01/2043(9)	390	390
County of Howard MD
5.80%, 02/15/2034	725	725
County of Montgomery MD
5.38%, 07/01/2048	1,065	893
County of Prince George’s MD
5.13%, 07/01/2039(4)	1,500	1,442
County of Washington MD
4.00%, 05/01/2026	120	117
4.00%, 05/01/2027	120	115
4.00%, 05/01/2030	140	127
4.00%, 05/01/2031	75	67
4.00%, 05/01/2036	1,690	1,388

4.00%, 05/01/2042	3,770	2,842
Maryland Community Development Administration
6.00%, 03/01/2053	2,970	3,207
Maryland Economic Development Corp.
4.00%, 06/01/2038	350	300
4.00%, 09/01/2040	150	136
4.00%, 09/01/2050	950	796
4.38%, 07/01/2036	150	146
4.50%, 07/01/2044	500	474
5.00%, 06/01/2025	70	71
5.00%, 06/01/2027	70	74
5.00%, 07/01/2027	900	901
5.00%, 06/01/2028	100	107
5.00%, 07/01/2028	100	102
5.00%, 11/12/2028	3,145	3,228
5.00%, 06/01/2029(4)	165	169
5.00%, 07/01/2029	75	77
5.00%, 06/01/2030	70	75
5.00%, 06/01/2032	70	74
5.00%, 06/01/2033(4)	170	174
5.00%, 06/01/2035	1,590	1,682
5.00%, 07/01/2036	100	101
5.00%, 06/01/2044	200	208
5.00%, 06/01/2049	1,350	1,393
5.00%, 06/01/2058	945	945
5.25%, 06/30/2053	2,395	2,510
5.25%, 06/30/2055	18,375	18,914
5.75%, 09/01/2025	2,500	2,503
Maryland Health & Higher Educational Facilities Authority
4.00%, 06/01/2046	1,080	971
4.00%, 06/01/2051	1,805	1,567
4.00%, 06/01/2055	1,125	961
5.00%, 07/01/2030	600	622
5.00%, 07/01/2032	40	41
5.00%, 07/01/2033	105	108
5.00%, 07/01/2034	120	124
5.00%, 07/01/2035	110	114
5.00%, 07/01/2036	100	103
5.00%, 08/15/2038	1,945	1,972
5.00%, 07/01/2043	500	503

5.00%, 07/01/2045	2,000	2,015
5.50%, 01/01/2036	465	485
5.50%, 01/01/2046	3,410	3,477
Maryland Stadium Authority Built to Learn Revenue
4.00%, 06/01/2046	3,000	3,017
Prince George’s County Revenue Authority
4.75%, 07/01/2036(4)	120	121
5.00%, 07/01/2046(4)	670	670
Washington Suburban Sanitary Commission
4.00%, 06/01/2038	100	103

Total Maryland		85,058

Massachusetts – 0.73%
Massachusetts Development Finance Agency
4.00%, 10/01/2039	250	231
5.00%, 07/15/2036(4)	235	225
5.00%, 07/15/2037(4)	245	234
5.00%, 10/01/2037(4)	645	639
5.00%, 11/15/2038(4)	180	188
5.00%, 10/01/2041	825	830
5.00%, 07/15/2046(4)	1,000	915
5.00%, 10/01/2047(4)	1,825	1,686
5.00%, 10/01/2048	9,700	9,632
5.00%, 10/01/2057(4)	1,880	1,678
5.13%, 01/01/2040	1,020	933
5.13%, 11/15/2046(4)	1,050	1,087
5.25%, 01/01/2050	180	156
5.45%, 05/15/2059	170	191
5.63%, 07/15/2036	40	40
5.75%, 07/15/2043	225	225
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	100	88
4.25%, 07/01/2044	100	100

Total Massachusetts		19,078

Michigan – 1.53%
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,765	1,787
5.00%, 02/15/2041	385	386
5.00%, 02/15/2047	1,080	1,045
City of Detroit MI

4.00%, 04/01/2041	140	132
5.00%, 04/01/2029	50	53
5.00%, 04/01/2030	50	53
5.00%, 04/01/2031	50	53
5.00%, 04/01/2032	60	63
5.00%, 04/01/2033	80	84
5.00%, 04/01/2034	1,000	1,053
5.00%, 04/01/2037	145	151
5.00%, 04/01/2038	145	150
5.00%, 04/01/2050	155	158
5.50%, 04/01/2031	560	623
5.50%, 04/01/2033	470	522
5.50%, 04/01/2035	350	388
5.50%, 04/01/2037	465	509
5.50%, 04/01/2039	645	696
5.50%, 04/01/2045	750	795
5.50%, 04/01/2050	605	635
Detroit Downtown Development Authority
5.00%, 07/01/2038	1,000	1,004
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	1,500	1,604
5.00%, 01/01/2051	1,345	1,423
Grand Rapids Economic Development Corp.
5.00%, 11/01/2032	145	141
5.00%, 11/01/2037	80	75
5.00%, 11/01/2047	190	163
5.00%, 11/01/2052	80	67
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2036	1,000	1,039
5.25%, 07/01/2047	4,330	4,869
Ivywood Classical Academy
6.25%, 01/01/2059	2,750	2,713
Karegnondi Water Authority
5.00%, 11/01/2036	1,300	1,363
5.25%, 11/01/2040	130	130
Kentwood Economic Development Corp.
4.00%, 11/15/2043	1,100	864
4.00%, 11/15/2045	750	573
Michigan Finance Authority
4.00%, 11/15/2050	160	150

5.00%, 07/01/2033	350	357
5.00%, 07/01/2033	800	804
5.00%, 07/01/2034	280	285
5.00%, 07/01/2035	420	427
Michigan State Building Authority
4.00%, 10/15/2041	1,400	1,447
Michigan State Housing Development Authority
5.00%, 06/01/2053	955	995
Michigan Strategic Fund
4.00%, 10/01/2061(1)	2,600	2,565
5.00%, 05/15/2037	250	235
5.00%, 11/15/2043	250	227
5.00%, 05/15/2044	250	217
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	4,030	502
State of Michigan Trunk Line Revenue
4.00%, 11/15/2046	250	252
Wayne County Airport Authority
5.00%, 12/01/2037	250	269
5.00%, 12/01/2040	3,000	3,059
5.00%, 12/01/2042	900	929
5.00%, 12/01/2047	2,000	2,043

Total Michigan		40,127

Minnesota – 0.36%
City of Deephaven MN
5.00%, 10/01/2037	1,285	1,198
5.00%, 10/01/2049	2,270	1,937
City of Rochester MN
5.00%, 12/01/2025	480	471
5.00%, 11/15/2057	3,120	3,450
5.25%, 12/01/2038	1,000	874
City of Woodbury MN
4.00%, 07/01/2041	60	48
4.00%, 07/01/2051	45	32
4.00%, 07/01/2056	40	28
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042	675	535
Minnesota Housing Finance Agency
4.25%, 01/01/2049	975	979

Total Minnesota		9,552

Missouri – 1.31%
Cape Girardeau County Industrial Development Authority
3.00%, 03/01/2046	350	269
4.00%, 03/01/2041	285	286
5.00%, 03/01/2036	100	105
Health & Educational Facilities Authority of the State of Missouri
3.85%, 02/15/2033(1)	2,000	2,000
4.00%, 08/01/2031	310	283
4.00%, 08/01/2036	150	129
4.00%, 08/01/2041	410	322
4.00%, 02/01/2042	250	214
4.00%, 02/01/2048	265	213
5.00%, 02/01/2035	1,945	1,950
5.00%, 08/01/2040	1,145	1,081
5.00%, 02/01/2042	250	243
5.00%, 02/01/2046	440	419
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	135	119
4.38%, 11/15/2035	415	337
4.75%, 11/15/2047	1,635	1,226
Joplin Industrial Development Authority
3.50%, 11/01/2040	180	166
Kansas City Industrial Development Authority
4.00%, 03/01/2050	170	162
4.00%, 03/01/2050	4,515	4,258
4.00%, 03/01/2057	7,525	6,973
5.00%, 03/01/2054	340	347
Kirkwood Industrial Development Authority
5.25%, 05/15/2037	135	115
5.25%, 05/15/2042	115	93
5.25%, 05/15/2050	270	204
St Louis County Industrial Development Authority
5.00%, 12/01/2025	325	324
5.00%, 08/15/2030	70	67
5.00%, 08/15/2035	50	46
5.00%, 12/01/2035	135	128
5.00%, 09/01/2038	820	771
5.00%, 09/01/2048	1,845	1,609
5.13%, 08/15/2045	315	266

5.13%, 12/01/2045	145	127
5.13%, 09/01/2048	5,425	4,818
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000	1,035
5.13%, 06/01/2046	345	349
5.38%, 06/01/2043	2,995	3,066
Taney County Industrial Development Authority
6.00%, 10/01/2049(4)	300	300

Total Missouri		34,420

Montana – 0.09%
City of Kalispell MT
5.25%, 05/15/2037	810	723
5.25%, 05/15/2047	990	802
5.25%, 05/15/2052	560	442
Montana Board of Housing
3.50%, 06/01/2050	410	405

Total Montana		2,372

Nebraska – 0.12%
Central Plains Energy Project
5.00%, 09/01/2030	240	255
5.00%, 09/01/2033	1,500	1,645
5.00%, 09/01/2035	1,025	1,135
5.00%, 05/01/2053(1)	100	105

Total Nebraska		3,140

Nevada – 0.58%
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	435	398
4.00%, 06/01/2049	1,045	878
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	885	854
City of Las Vegas NV Special Improvement District No 816
3.00%, 06/01/2041	630	459
3.13%, 06/01/2046	1,300	904
City of Las Vegas NV Special Improvement District No 817 Summerlin Village 29
6.00%, 06/01/2053	30	31
City of North Las Vegas NV
4.50%, 06/01/2039	500	490
4.63%, 06/01/2043	350	341
4.63%, 06/01/2049	250	237

City of Reno NV
0.00%, 07/01/2058(4)	11,000	1,439
5.00%, 06/01/2033	15	16
5.00%, 06/01/2036	15	16
5.00%, 06/01/2037	35	37
5.00%, 06/01/2038	155	166
5.00%, 06/01/2048	35	36
Clark County School District
4.00%, 06/15/2038	775	799
5.00%, 06/15/2035	500	566
Henderson Public Improvement Trust
5.50%, 01/01/2034	120	121
5.50%, 01/01/2039	175	177
5.50%, 01/01/2044	255	258
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2031	600	644
5.00%, 07/01/2043	2,500	2,658
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,030	1,068
5.00%, 06/15/2040	990	1,013
5.00%, 06/15/2045	540	549
Las Vegas Valley Water District
4.00%, 06/01/2051	500	492
State of Nevada Department of Business & Industry
8.13%, 01/01/2050(1)(4)	500	509

Total Nevada		15,156

New Hampshire – 0.61%
New Hampshire Business Finance Authority
3.63%, 07/01/2043(1)(4)	250	192
3.75%, 07/01/2045(1)(4)	1,280	1,000
3.88%, 01/20/2038	3,091	2,993
4.00%, 10/20/2036	4,602	4,518
4.00%, 01/01/2041	2,750	2,269
4.00%, 01/01/2051	3,000	2,265
4.13%, 01/20/2034	871	861
4.63%, 11/01/2042(4)	500	418
5.25%, 07/01/2039(4)	345	315
5.63%, 07/01/2046(4)	185	166
5.75%, 07/01/2054(4)	465	414
New Hampshire Health & Education Facilities Authority Act

5.00%, 10/01/2036	55	56
5.00%, 10/01/2040	50	50
5.00%, 11/01/2043	95	104
5.00%, 10/01/2046	415	408
5.25%, 07/01/2027(2)(3)(4)	459	28
6.13%, 07/01/2037(2)(3)(4)	96	6
6.13%, 07/01/2052(2)(3)(4)	442	27
6.25%, 07/01/2042(2)(3)(4)	730	44

Total New Hampshire		16,134

New Jersey – 4.34%
Essex County Improvement Authority
4.00%, 06/15/2046	135	126
4.00%, 06/15/2056	150	133
Industrial Pollution Control Financing Authority of Gloucester County
5.00%, 12/01/2024	75	75
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000	2,079
New Jersey Economic Development Authority
0.00%, 07/01/2026	170	158
4.00%, 11/01/2038	825	839
4.00%, 11/01/2039	465	472
4.00%, 11/01/2044	1,555	1,555
4.00%, 08/01/2059	355	325
4.38%, 01/01/2024	20	20
4.88%, 01/01/2029	70	69
5.00%, 06/15/2024	2,000	2,018
5.00%, 03/01/2028	1,115	1,219
5.00%, 01/01/2030	635	635
5.00%, 01/01/2031	500	500
5.00%, 01/01/2034	135	133
5.00%, 06/15/2037	85	85
5.00%, 10/01/2037	6,080	6,194
5.00%, 10/01/2047	9,690	9,726
5.00%, 01/01/2048	4,220	3,925
5.00%, 06/15/2054(4)	3,250	2,936
5.00%, 08/01/2059	1,135	1,179
5.13%, 01/01/2034	705	705
5.13%, 06/15/2043	2,570	2,571
5.25%, 09/15/2029	1,250	1,252

5.25%, 01/01/2044	525	489
5.50%, 01/01/2027	500	500
5.63%, 11/15/2030	2,095	2,112
5.63%, 11/15/2030	2,840	2,863
5.63%, 01/01/2052	3,155	3,156
5.75%, 09/15/2027	1,000	1,000
New Jersey Educational Facilities Authority
5.00%, 07/01/2040	270	284
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2027	1,000	1,052
5.00%, 07/01/2033	500	521
New Jersey Higher Education Student Assistance Authority
3.25%, 12/01/2029	250	245
3.25%, 12/01/2030	250	241
4.00%, 12/01/2044	600	599
5.00%, 12/01/2044	1,000	997
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2028	2,000	1,715
0.00%, 12/15/2030	2,305	1,852
0.00%, 12/15/2031	2,075	1,610
0.00%, 12/15/2034	200	138
4.00%, 06/15/2039	1,050	1,075
4.00%, 12/15/2039	1,500	1,523
4.00%, 06/15/2040	1,750	1,782
4.00%, 06/15/2042	1,210	1,222
4.00%, 06/15/2045	1,975	1,970
4.00%, 06/15/2046	1,790	1,774
4.00%, 06/15/2050	1,565	1,517
5.00%, 12/15/2030	2,250	2,488
5.00%, 06/15/2031	1,125	1,181
5.00%, 06/15/2036	70	81
5.00%, 06/15/2038	1,675	1,901
5.25%, 06/15/2043	9,330	9,960
5.25%, 06/15/2046	1,425	1,584
5.25%, 06/15/2050	250	277
5.50%, 06/15/2050	1,185	1,327
New Jersey Turnpike Authority
4.00%, 01/01/2051	725	722
5.25%, 01/01/2052	5,000	5,619
State of New Jersey

4.00%, 06/01/2032	1,900	2,090
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	8,390	8,516
5.25%, 06/01/2046	8,770	9,042

Total New Jersey		113,954

New Mexico – 0.06%
City of Farmington NM
2.15%, 04/01/2033	550	454
3.90%, 06/01/2040(1)	500	507
New Mexico Mortgage Finance Authority
3.00%, 03/01/2053	500	484

Total New Mexico		1,445

New York – 5.92%
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2042	2,025	2,033
Build NYC Resource Corp.
4.00%, 06/15/2031(4)	300	281
4.00%, 06/15/2041(4)	100	81
4.88%, 05/01/2031(4)	740	737
5.00%, 01/01/2035(4)	4,750	4,762
5.00%, 12/01/2041(4)	2,550	2,306
5.00%, 06/01/2051(4)	170	157
5.00%, 06/15/2051(4)	6,125	5,342
5.00%, 12/01/2051(4)	1,760	1,493
5.00%, 12/01/2055(4)	1,500	1,253
5.50%, 09/01/2045(4)	350	350
5.50%, 05/01/2048(4)	1,390	1,384
City of New York NY
4.00%, 08/01/2050	350	351
5.25%, 10/01/2047	3,180	3,596
5.50%, 05/01/2044	900	1,049
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	5,450	1,506
0.00%, 01/01/2055	6,865	6,206
5.00%, 01/01/2056	1,925	1,720
Long Island Power Authority
5.00%, 09/01/2039	1,725	1,869
Metropolitan Transportation Authority
4.00%, 11/15/2042	1,230	1,220

4.00%, 11/15/2045	1,000	975
5.00%, 11/15/2050	225	236
5.00%, 11/15/2052	1,000	1,036
Nassau County Industrial Development Agency
0.00%, 01/01/2058(1)	2,484	595
9.00%, 01/01/2041(2)(3)(4)	1,085	1,031
New York City Industrial Development Agency
3.00%, 01/01/2034	1,000	957
3.00%, 01/01/2037	1,205	1,104
3.00%, 01/01/2046	200	160
4.00%, 03/01/2045	3,500	3,474
New York City Municipal Water Finance Authority
4.00%, 06/15/2048(1)	1,000	1,000
4.00%, 06/15/2049(1)	2,000	2,000
4.00%, 06/15/2052	1,000	991
4.13%, 06/15/2047	605	612
4.80%, 06/15/2053(1)	1,500	1,500
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 08/01/2041(1)	1,000	1,000
4.00%, 05/01/2044	315	317
4.00%, 02/01/2051	1,000	994
4.00%, 02/01/2051	1,000	994
5.00%, 02/01/2047	3,375	3,721
New York Liberty Development Corp.
2.63%, 09/15/2069	400	370
2.80%, 09/15/2069	1,025	932
3.00%, 11/15/2051	1,000	739
5.00%, 11/15/2044(4)	2,800	2,775
5.15%, 11/15/2034(4)	2,920	2,923
5.25%, 10/01/2035	4,405	5,239
5.38%, 11/15/2040(4)	7,910	7,919
New York State Dormitory Authority
4.00%, 03/15/2043	1,000	1,010
4.00%, 03/15/2047	1,585	1,580
4.00%, 03/15/2049	1,500	1,505
5.00%, 12/01/2026(4)	300	301
5.00%, 12/01/2026(4)	1,500	1,497
5.00%, 12/01/2027(4)	500	502
5.00%, 12/01/2028(4)	600	603
5.00%, 12/01/2028(4)	3,300	3,275

5.00%, 12/01/2029(4)	450	452
5.00%, 12/01/2030(4)	1,000	1,004
5.00%, 12/01/2031(4)	1,200	1,173
5.00%, 12/01/2033(4)	700	680
5.00%, 12/01/2036(4)	100	95
5.00%, 03/15/2046	2,220	2,447
New York State Environmental Facilities Corp.
3.13%, 12/01/2044(1)(4)	500	479
5.13%, 09/01/2050(1)(4)	250	253
New York State Thruway Authority
4.00%, 01/01/2047	2,500	2,488
New York State Urban Development Corp.
4.00%, 03/15/2049	500	501
5.00%, 03/15/2057	1,000	1,101
New York Transportation Development Corp.
2.25%, 08/01/2026	1,990	1,902
3.00%, 08/01/2031	555	498
4.00%, 10/01/2030	750	736
4.00%, 12/01/2039	100	101
4.00%, 12/01/2042	500	474
4.38%, 10/01/2045	1,425	1,355
5.00%, 08/01/2026	1,015	1,015
5.00%, 01/01/2027	4,000	4,093
5.00%, 08/01/2031	11,175	11,201
5.00%, 01/01/2033	500	510
5.00%, 01/01/2034	750	764
5.00%, 12/01/2034	400	437
5.00%, 12/01/2034	1,395	1,533
5.00%, 10/01/2035	425	441
5.00%, 01/01/2036	2,565	2,594
5.00%, 12/01/2037	500	536
5.00%, 12/01/2039	885	950
5.00%, 10/01/2040	2,460	2,487
5.00%, 12/01/2040	560	598
5.00%, 07/01/2041	500	501
5.00%, 12/01/2041	810	859
5.00%, 12/01/2042	560	591
5.00%, 07/01/2046	1,500	1,497
5.13%, 06/30/2060	750	787

5.25%, 08/01/2031	555	577
5.25%, 01/01/2050	500	501
5.38%, 08/01/2036	1,415	1,457
5.63%, 04/01/2040	500	538
6.00%, 06/30/2054	4,250	4,693
Niagara Area Development Corp.
4.75%, 11/01/2042(4)	1,000	850
Port Authority of New York & New Jersey
5.50%, 08/01/2052	1,000	1,092
Tompkins County Development Corp.
5.00%, 07/01/2034	160	160
Triborough Bridge & Tunnel Authority
5.00%, 11/15/2054	1,500	1,613
Westchester County Local Development Corp.
5.00%, 01/01/2037	525	527
5.00%, 01/01/2041	500	493
5.00%, 11/01/2046	100	94
5.50%, 05/01/2042	1,065	1,068
5.75%, 11/01/2048	1,150	1,309
5.75%, 11/01/2049	1,250	1,419
Yonkers Economic Development Corp.
5.00%, 10/15/2039	315	309

Total New York		155,396

North Carolina – 1.76%
City of Charlotte NC Airport Revenue
4.00%, 07/01/2038	1,525	1,548
4.00%, 07/01/2039	1,670	1,682
4.00%, 07/01/2040	2,030	2,045
4.00%, 07/01/2041	1,500	1,511
5.00%, 07/01/2048	1,100	1,179
Greater Asheville Regional Airport Authority
5.50%, 07/01/2047	3,950	4,361
North Carolina Housing Finance Agency
3.00%, 07/01/2051	930	905
5.00%, 07/01/2047	135	139
North Carolina Medical Care Commission
4.00%, 03/01/2036	160	140
4.00%, 03/01/2041	2,225	1,787
4.00%, 09/01/2041	75	63
4.00%, 03/01/2042	1,830	1,447

4.00%, 09/01/2047	1,065	837
4.00%, 03/01/2051	170	121
4.00%, 09/01/2051	65	50
4.70%, 07/01/2037	185	154
4.88%, 07/01/2040	915	743
5.00%, 10/01/2025	765	764
5.00%, 10/01/2025	1,000	1,000
5.00%, 10/01/2030	550	543
5.00%, 10/01/2030	2,100	2,049
5.00%, 01/01/2031	625	612
5.00%, 10/01/2031	3,070	3,018
5.00%, 09/01/2037	3,145	3,186
5.00%, 10/01/2037	355	330
5.00%, 01/01/2039	1,225	1,123
5.00%, 07/01/2039	1,110	1,019
5.00%, 10/01/2043	2,000	1,675
5.00%, 07/01/2045	300	234
5.00%, 10/01/2045	1,270	1,292
5.00%, 07/01/2047	80	61
5.00%, 07/01/2049	900	766
5.00%, 10/01/2050	500	428
5.25%, 10/01/2037	60	55
5.38%, 10/01/2045	1,800	1,568
North Carolina State Education Assistance Authority
5.00%, 06/01/2043	50	52
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,730	3,500
5.00%, 01/01/2027	1,000	1,063
5.00%, 01/01/2032	1,000	1,049
5.00%, 07/01/2047	385	392
5.00%, 07/01/2051	1,055	1,073
5.00%, 07/01/2054	585	594

Total North Carolina		46,158

North Dakota – 0.02%
County of Ward ND
5.00%, 06/01/2038	500	465
5.00%, 06/01/2043	50	44

Total North Dakota		509

Ohio – 4.61%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425	428
4.00%, 11/15/2034	500	502
4.00%, 11/15/2036	2,000	1,969
4.00%, 11/15/2037	1,600	1,552
Buckeye Tobacco Settlement Financing Authority
0.00%, 06/01/2057	4,680	502
4.00%, 06/01/2048	300	277
5.00%, 06/01/2055	60,790	57,128
City of Centerville OH
5.00%, 11/01/2025	420	419
5.25%, 11/01/2047	150	135
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055(4)	200	164
4.50%, 12/01/2055(4)	400	340
5.50%, 12/01/2043	240	243
5.50%, 12/01/2053	2,260	2,263
Columbus-Franklin County Finance Authority
5.00%, 12/01/2051	1,000	969
County of Cuyahoga OH
5.00%, 02/15/2042	5,355	5,389
5.00%, 02/15/2057	205	204
5.50%, 02/15/2052	3,145	3,213
5.50%, 02/15/2057	7,850	8,004
County of Hamilton OH
5.00%, 01/01/2047	500	461
5.75%, 01/01/2053	400	409
County of Lucas OH
5.25%, 11/15/2048	2,090	1,925
County of Marion OH
5.00%, 12/01/2039	110	91
5.13%, 12/01/2049	700	543
County of Muskingum OH
5.00%, 02/15/2033	1,000	1,000
5.00%, 02/15/2044	340	320
5.00%, 02/15/2048	2,080	1,902
County of Warren OH
5.00%, 07/01/2039	800	802
County of Washington OH
6.75%, 12/01/2052	1,000	1,057

Franklin County Convention Facilities Authority
5.00%, 12/01/2044	3,165	3,018
5.00%, 12/01/2051	2,645	2,455
Ohio Air Quality Development Authority
1.38%, 02/01/2026(1)	105	101
1.50%, 02/01/2026(1)	300	279
2.88%, 02/01/2026	1,000	964
3.25%, 09/01/2029	2,585	2,496
4.00%, 09/01/2030(1)	10	10
4.50%, 01/15/2048(4)	2,135	1,998
5.00%, 07/01/2049(4)	11,470	10,469
Ohio Higher Educational Facility Commission
5.25%, 01/01/2047	500	518
5.25%, 01/01/2052	250	257
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000	945
Southern Ohio Port Authority
6.25%, 12/01/2025(4)	1,000	746
7.00%, 12/01/2042(4)	1,000	788
State of Ohio
4.00%, 01/15/2038	70	71
4.00%, 01/15/2039	135	136
5.00%, 01/15/2050	1,170	1,232
Summit County Development Finance Authority
5.63%, 12/01/2048	650	670
5.75%, 12/01/2053	1,755	1,810

Total Ohio		121,174

Oklahoma – 0.66%
Norman Regional Hospital Authority
4.00%, 09/01/2045	2,315	1,995
Oklahoma County Finance Authority
5.00%, 04/01/2033(2)(3)	70	46
5.13%, 04/01/2042(2)(3)	2,105	1,368
5.70%, 04/01/2025(2)(3)	335	218
5.75%, 04/01/2027(2)(3)	45	29
5.88%, 04/01/2030(2)(3)	230	150
6.00%, 04/01/2030(2)(3)	55	36
Oklahoma Development Finance Authority
5.25%, 08/15/2048	3,710	3,592

5.50%, 08/15/2052	250	251
5.50%, 08/15/2057	2,555	2,560
Oklahoma Turnpike Authority
4.50%, 01/01/2053	1,500	1,524
5.50%, 01/01/2053	1,500	1,695
Tulsa Airports Improvement Trust
5.50%, 12/01/2035	745	745
Tulsa County Industrial Authority
5.00%, 11/15/2029	400	406
5.25%, 11/15/2037	1,085	1,088
5.25%, 11/15/2045	1,595	1,552

Total Oklahoma		17,255

Oregon – 0.75%
Clackamas County Hospital Facility Authority
5.00%, 11/15/2032	35	35
5.00%, 11/15/2037	35	34
5.00%, 11/15/2047	95	87
5.00%, 11/15/2052	350	314
Hospital Facilities Authority of Multnomah County Oregon
4.00%, 12/01/2041	500	395
4.00%, 12/01/2051	500	349
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200	206
5.00%, 09/01/2032	270	278
5.00%, 09/01/2046	1,000	1,018
Oregon State Facilities Authority
5.00%, 06/01/2030	2,775	3,082
5.00%, 06/01/2052	325	345
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800	5,813
Salem Hospital Facility Authority
4.00%, 05/15/2040	1,725	1,482
4.00%, 05/15/2047	475	375
4.00%, 05/15/2057	1,500	1,095
State of Oregon
3.50%, 12/01/2050	485	479
Yamhill County Hospital Authority
4.00%, 11/15/2026	15	14
5.00%, 11/15/2031	25	24
5.00%, 11/15/2036	30	27

5.00%, 11/15/2046	85	66
5.00%, 11/15/2046	1,540	1,198
5.00%, 11/15/2051	1,005	756
5.00%, 11/15/2051	1,100	828
5.00%, 11/15/2056	1,940	1,432

Total Oregon		19,732

Other Territory – 0.04%
Freddie Mac Multifamily ML Certificates
2.99%, 04/25/2043	350	294
4.14%, 01/25/2040(1)	746	674

Total Other Territory		968

Pennsylvania – 4.67%
Allegheny County Industrial Development Authority
4.88%, 11/01/2024	85	85
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027(4)	1,050	1,072
5.00%, 05/01/2028	20	21
5.00%, 05/01/2030	25	27
5.00%, 05/01/2031	45	49
5.00%, 05/01/2032	75	82
5.00%, 05/01/2032(4)	2,260	2,308
5.00%, 05/01/2033	55	60
5.00%, 05/01/2033(4)	240	246
5.00%, 05/01/2034	50	54
5.00%, 05/01/2035	60	65
5.00%, 05/01/2036	850	912
5.00%, 05/01/2042(4)	2,675	2,646
5.00%, 05/01/2042	3,875	3,985
5.00%, 05/01/2042(4)	4,955	4,901
5.25%, 05/01/2042(4)	535	537
5.38%, 05/01/2042(4)	645	651
Berks County Industrial Development Authority
4.00%, 11/01/2047	340	177
5.00%, 05/15/2032	150	152
5.00%, 11/01/2047	100	52
Berks County Municipal Authority
4.50%, 11/01/2041	90	47
5.00%, 02/01/2040(1)	500	306
Bucks County Industrial Development Authority

4.00%, 07/01/2046	1,000	792
4.00%, 08/15/2050	250	231
4.00%, 07/01/2051	250	189
5.00%, 07/01/2028	500	491
5.00%, 07/01/2029	500	488
5.00%, 07/01/2030	675	655
5.00%, 07/01/2054	250	208
Butler County Hospital Authority
5.00%, 07/01/2035	570	575
5.00%, 07/01/2039	320	321
Chester County Industrial Development Authority
4.38%, 03/01/2028(4)	96	95
5.00%, 03/01/2038(4)	325	322
5.13%, 03/01/2048(4)	848	807
5.88%, 10/15/2047(4)	3,385	3,331
County of Luzerne PA
5.00%, 12/15/2029	750	811
Cumberland County Municipal Authority
3.00%, 01/01/2024	250	250
4.50%, 01/01/2036(4)	270	247
4.50%, 01/01/2040(4)	3,825	3,318
4.50%, 01/01/2041(4)	285	244
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100	1,156
Doylestown Hospital Authority
4.00%, 07/01/2045	75	80
4.00%, 07/01/2045	675	502
5.00%, 07/01/2046	240	208
5.00%, 07/01/2049	240	269
5.00%, 07/01/2049	2,170	1,848
East Hempfield Township Industrial Development Authority
5.00%, 07/01/2030	55	57
5.00%, 07/01/2034	70	71
5.00%, 07/01/2035	70	72
5.00%, 07/01/2039	70	71
5.00%, 07/01/2046	105	106
5.00%, 07/01/2047	510	525
Franklin County Industrial Development Authority
5.00%, 12/01/2043	80	67
5.00%, 12/01/2048	90	72

5.00%, 12/01/2053	595	461
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2028	340	354
5.00%, 07/01/2030	850	882
5.00%, 07/01/2034	2,000	2,066
Lancaster County Hospital Authority
5.00%, 07/01/2031	560	537
5.00%, 07/01/2032	560	533
5.00%, 12/01/2032	250	229
5.00%, 07/01/2035	500	497
5.00%, 12/01/2037	820	700
5.00%, 07/01/2045	1,970	1,782
5.00%, 12/01/2047	2,010	1,548
5.25%, 07/01/2035	15	15
5.50%, 07/01/2045	70	66
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450	420
4.00%, 03/01/2039	320	287
4.00%, 03/01/2040	500	443
4.00%, 03/01/2046	750	617
4.00%, 03/01/2051	800	630
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000	1,040
Montgomery County Higher Education & Health Authority
5.00%, 12/01/2037	240	241
5.00%, 09/01/2043	345	358
Montgomery County Industrial Development Authority
4.10%, 04/01/2053(1)	1,015	1,034
5.25%, 01/15/2036	2,845	2,907
5.25%, 01/01/2040	1,750	1,584
5.38%, 01/01/2050	960	824
Pennsylvania Economic Development Financing Authority
0.00%, 07/01/2041(1)	850	842
3.00%, 10/15/2046	200	154
3.25%, 08/01/2039(4)	1,030	737
4.00%, 07/01/2033	500	497
4.00%, 07/01/2046	250	217
4.88%, 08/01/2045(1)	850	850
5.00%, 12/31/2034	1,005	1,030

5.00%, 12/31/2038	4,750	4,819
5.00%, 06/30/2042	1,260	1,269
5.25%, 07/01/2046	55	57
5.25%, 07/01/2049	150	153
5.25%, 06/30/2053	1,000	1,047
5.50%, 06/30/2040	270	296
5.50%, 06/30/2041	160	175
5.50%, 06/30/2043	160	173
5.50%, 11/01/2044(9)	595	597
5.75%, 06/30/2048	8,345	9,152
6.00%, 06/30/2061	4,715	5,229
9.00%, 04/01/2051(1)(4)	3,810	4,199
Pennsylvania Higher Education Assistance Agency
4.00%, 06/01/2044	140	139
Pennsylvania Higher Educational Facilities Authority
4.44% (3 Month Term SOFR + 0.65%), 07/01/2039(5)	570	490
5.00%, 07/15/2038	165	166
Pennsylvania Housing Finance Agency
5.75%, 10/01/2053	3,595	3,854
Pennsylvania Turnpike Commission
4.00%, 12/01/2045	2,000	2,005
4.00%, 12/01/2046	2,000	1,983
4.00%, 12/01/2050	250	245
5.25%, 12/01/2052	2,385	2,651
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
4.00%, 12/01/2051	3,995	3,874
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031	665	633
4.00%, 06/01/2041	750	627
4.00%, 06/01/2051	800	607
4.00%, 06/01/2056	850	629
5.00%, 07/01/2031	205	190
5.00%, 07/01/2032	600	551
5.00%, 07/01/2037	365	319
5.00%, 06/15/2039	500	472
5.00%, 06/15/2040(4)	900	901
5.00%, 08/01/2040	620	631
5.00%, 07/01/2042	145	121
5.00%, 07/01/2049	245	196
5.00%, 06/15/2050	1,375	1,199

5.00%, 06/15/2050(4)	1,700	1,626
5.00%, 08/01/2050	1,050	1,037
5.25%, 11/01/2052	3,030	3,237
School District of Philadelphia
4.00%, 09/01/2036	910	946
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,500	1,550
5.00%, 01/01/2038	3,125	3,196
Tower Health
4.45%, 02/01/2050	500	236

Total Pennsylvania		122,773

Puerto Rico – 8.51%
Commonwealth of Puerto Rico
0.00%, 07/01/2024	457	448
0.00%, 07/01/2033	3,596	2,242
0.00%, 11/01/2043(1)	8,172	4,454
0.00%, 11/01/2051(1)	12,391	6,753
4.00%, 07/01/2033	5,888	5,764
4.00%, 07/01/2035	3,881	3,752
4.00%, 07/01/2037	6,234	5,951
4.00%, 07/01/2041	3,932	3,606
4.00%, 07/01/2046	1,500	1,336
5.38%, 07/01/2025	15,968	16,320
5.63%, 07/01/2027	4,280	4,526
5.63%, 07/01/2029	2,435	2,641
5.75%, 07/01/2031	7,451	8,288
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042(4)	2,320	2,047
4.00%, 07/01/2042(4)	4,960	4,377
4.00%, 07/01/2042(4)	6,380	5,630
4.00%, 07/01/2047(4)	895	756
4.00%, 07/01/2047(4)	1,200	1,013
5.00%, 07/01/2027(4)	1,070	1,086
5.00%, 07/01/2029(4)	1,660	1,686
5.00%, 07/01/2029(4)	3,395	3,449
5.00%, 07/01/2030(4)	16,360	16,613
5.00%, 07/01/2033(4)	475	482
5.00%, 07/01/2033(4)	5,620	5,701
5.00%, 07/01/2035(4)	9,815	9,907

5.00%, 07/01/2037(4)	580	583
5.00%, 07/01/2037(4)	1,145	1,150
5.00%, 07/01/2037(4)	6,215	6,242
5.00%, 07/01/2047(4)	7,910	7,771
6.13%, 07/01/2024	105	106
Puerto Rico Electric Power Authority
3.70%, 07/01/2050(2)(3)	30	8
4.75%, 07/01/2033	165	160
5.00%, 07/01/2024(2)(3)	570	148
5.00%, 07/01/2025(2)(3)	75	20
5.00%, 07/01/2026(2)(3)	125	33
5.00%, 07/01/2027(2)(3)	25	7
5.00%, 07/01/2027(2)(3)	35	9
5.00%, 07/01/2028(2)(3)	45	12
5.00%, 07/01/2028(2)(3)	170	44
5.00%, 07/01/2029(2)(3)	755	196
5.00%, 07/01/2032(2)(3)	815	212
5.00%, 07/01/2037(2)(3)	1,240	322
5.00%, 07/01/2042(2)(3)	110	29
5.00%, 07/01/2050(2)(3)	15	4
5.00%, 07/01/2050(2)(3)	40	10
5.00%, 07/01/2050(2)(3)	140	36
5.00%, 07/01/2050(2)(3)	250	65
5.05%, 07/01/2042(2)(3)	130	34
5.25%, 07/01/2024(2)(3)	125	33
5.25%, 07/01/2024(2)(3)	3,530	918
5.25%, 07/01/2026(2)(3)	105	27
5.25%, 07/01/2026(2)(3)	135	35
5.25%, 07/01/2026(2)(3)	965	251
5.25%, 07/01/2027(2)(3)	215	56
5.25%, 07/01/2027(2)(3)	410	107
5.25%, 07/01/2027(2)(3)	415	108
5.25%, 07/01/2028(2)(3)	295	77
5.25%, 07/01/2029(2)(3)	340	88
5.25%, 07/01/2033(2)(3)	135	35
5.25%, 07/01/2035(2)(3)	300	78
5.25%, 07/01/2040(2)(3)	4,145	1,078
5.25%, 07/01/2050(2)(3)	395	103
5.50%, 07/01/2038(2)(3)	4,340	1,128
5.50%, 07/01/2051(2)(3)	40	10

5.75%, 07/01/2036(2)(3)	1,400	364
6.75%, 07/01/2036(2)(3)	2,265	589
7.25%, 07/01/2030(2)(3)	265	69
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
5.00%, 07/01/2030	500	548
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2027	912	794
0.00%, 07/01/2029	3,394	2,714
0.00%, 07/01/2031	7,092	5,190
0.00%, 07/01/2033	5,431	3,617
0.00%, 07/01/2046	50,066	15,697
0.00%, 07/01/2051	8,624	2,014
4.33%, 07/01/2040	1,232	1,223
4.33%, 07/01/2040	6,897	6,847
4.54%, 07/01/2053	205	196
4.55%, 07/01/2040	1,442	1,449
4.75%, 07/01/2053	10,883	10,770
4.78%, 07/01/2058	13,772	13,575
5.00%, 07/01/2058	17,005	17,063
University of Puerto Rico
5.00%, 06/01/2024	355	354
5.00%, 06/01/2025	150	149
5.00%, 06/01/2026	100	98
5.00%, 06/01/2030	35	34
5.00%, 06/01/2036	20	19

Total Puerto Rico		223,534

Rhode Island – 0.03%
Central Falls Detention Facility Corp.
7.25%, 07/15/2035(2)(3)(9)	855	342
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2036	340	334
Rhode Island Student Loan Authority
3.50%, 12/01/2034	250	237

Total Rhode Island		913

South Carolina – 0.97%
Connector 2000 Association, Inc.
0.00%, 01/01/2032(9)	1,164	450
0.00%, 01/01/2032	4,844	2,845
0.00%, 01/01/2042	8,410	2,440

0.00%, 07/22/2051(9)	180	6
0.00%, 07/22/2051(9)	1,510	102
0.00%, 07/22/2051	30,099	3,960
South Carolina Jobs-Economic Development Authority
4.00%, 04/01/2033(1)	1,730	1,724
5.00%, 05/01/2037	500	436
5.00%, 05/01/2042	500	410
5.00%, 11/15/2042	585	539
5.00%, 05/01/2043	4,675	4,856
5.00%, 04/01/2047	2,000	1,680
5.00%, 04/01/2052	1,750	1,430
5.00%, 11/15/2054	1,000	850
5.75%, 11/15/2029	1,000	973
6.00%, 02/01/2035(2)(3)(4)	955	96
6.25%, 02/01/2045(2)(3)(4)	1,860	186
7.13%, 06/15/2053(4)	135	138
8.00%, 12/06/2029(2)(3)	135	108
South Carolina Public Service Authority
5.00%, 12/01/2037	500	511
5.25%, 12/01/2055	910	922
5.50%, 12/01/2054	555	557
South Carolina State Housing Finance & Development Authority
6.00%, 01/01/2054	200	223

Total South Carolina		25,442

South Dakota – 0.21%
City of Sioux Falls SD
5.00%, 11/01/2028	100	99
5.00%, 11/01/2030	105	103
5.00%, 11/01/2032	95	92
5.00%, 11/01/2042	1,885	1,645
County of Lincoln SD
4.00%, 08/01/2051	2,060	1,760
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2045	1,500	1,521
South Dakota Housing Development Authority
4.00%, 11/01/2047	325	324

Total South Dakota		5,544

Tennessee – 0.99%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037(2)(3)	1,240	285

Chattanooga Health Educational & Housing Facility Board
3.25%, 08/01/2044	375	305
5.00%, 10/01/2030	500	510
5.00%, 10/01/2032	1,215	1,237
5.00%, 10/01/2035	2,445	2,483
Clarksville Public Building Authority
4.08%, 01/01/2033(1)	2,000	2,000
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2035	1,275	1,352
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027(2)(3)	540	464
5.50%, 07/01/2037	1,600	1,106
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.25%, 05/01/2053	2,500	2,716
Metropolitan Government Nashville & Davidson County Industrial Development Board
0.00%, 06/01/2043(4)	250	91
Metropolitan Nashville Airport Authority
5.50%, 07/01/2052	2,050	2,235
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(4)	360	362
5.13%, 06/01/2036(4)	3,290	3,342
Shelby County Health Educational & Housing Facilities Board
5.00%, 12/01/2034	35	33
5.00%, 09/01/2037(4)	1,590	1,316
5.25%, 12/01/2044	80	73
5.25%, 12/01/2049	230	205
Tennergy Corp.
4.00%, 12/01/2051(1)	500	501
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	2,725	2,777
5.00%, 05/01/2052(1)	1,000	1,070
5.25%, 09/01/2026	810	836
Tennessee Housing Development Agency
3.50%, 01/01/2050	470	463
6.25%, 01/01/2054	115	127

Total Tennessee		25,889

Texas – 5.94%
Arlington Higher Education Finance Corp.
4.00%, 08/15/2041	1,220	1,007

5.00%, 12/01/2036	1,405	1,444
5.00%, 08/15/2041	300	269
Austin Convention Enterprises, Inc.
5.00%, 01/01/2025	1,150	1,149
5.00%, 01/01/2027	400	403
5.00%, 01/01/2028	575	581
5.00%, 01/01/2028	1,630	1,678
5.00%, 01/01/2029	555	561
5.00%, 01/01/2029	1,045	1,077
5.00%, 01/01/2030	140	144
5.00%, 01/01/2030	720	728
5.00%, 01/01/2031	200	206
5.00%, 01/01/2032	155	156
5.00%, 01/01/2032	1,925	1,982
5.00%, 01/01/2033	210	216
5.00%, 01/01/2034	240	247
5.00%, 01/01/2034	1,215	1,228
Baytown Municipal Development District
4.00%, 10/01/2050	620	523
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2028	95	96
5.00%, 12/01/2030	115	116
5.00%, 12/01/2040	200	194
5.00%, 12/01/2045	740	696
5.25%, 12/01/2035	665	671
Brazoria County Industrial Development Corp.
10.00%, 06/01/2042(1)(4)	250	245
12.00%, 06/01/2043(4)	500	503
Brazos Higher Education Authority, Inc.
3.00%, 04/01/2040	500	428
Central Texas Regional Mobility Authority
5.00%, 01/01/2034	35	40
5.00%, 01/01/2035	600	679
5.00%, 01/01/2036	600	675
5.00%, 01/01/2037	605	676
5.00%, 01/01/2039	10	11
5.00%, 01/01/2046	270	290
Central Texas Turnpike System
5.00%, 08/15/2037	2,500	2,504
5.00%, 08/15/2042	1,400	1,402

City of Austin TX Airport System Revenue
5.00%, 11/15/2041	35	36
5.00%, 11/15/2043	80	86
5.25%, 11/15/2047	2,160	2,321
City of Dallas TX
6.00%, 08/15/2053(1)(4)	300	305
City of Houston TX Airport System Revenue
4.00%, 07/01/2041	3,690	3,287
4.00%, 07/15/2041	6,340	5,646
4.75%, 07/01/2024	790	791
5.00%, 07/01/2027	1,725	1,734
5.00%, 07/15/2027	2,325	2,337
5.00%, 07/01/2029	100	100
5.00%, 07/15/2030	730	730
5.00%, 07/15/2035	1,450	1,449
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2048	195	208
Clifton Higher Education Finance Corp.
6.13%, 08/15/2048	7,835	7,928
6.25%, 06/15/2053(4)	350	353
Conroe Local Government Corp.
3.50%, 10/01/2031(4)	20	17
4.00%, 10/01/2050	660	539
5.00%, 10/01/2050(4)	370	310
Cypress-Fairbanks Independent School District
4.00%, 02/15/2048	250	251
Fort Bend County Industrial Development Corp.
4.75%, 05/01/2038	100	100
4.75%, 11/01/2042	840	840
Gulf Coast Industrial Development Authority
4.88%, 05/01/2025	7,445	7,440
Harris County Cultural Education Facilities Finance Corp.
5.00%, 01/01/2038	35	32
5.00%, 01/01/2043	215	189
Harris County Industrial Development Corp.
3.95%, 03/01/2024(1)	1,200	1,200
Hidalgo County Regional Mobility Authority
4.00%, 12/01/2038	115	107
4.00%, 12/01/2039	70	64

4.00%, 12/01/2040	70	63
4.00%, 12/01/2041	70	63
Jacksonville Independent School District
5.00%, 02/15/2028	1,350	1,483
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	1,065	1,065
Lower Colorado River Authority
6.00%, 05/15/2052	1,825	2,101
Matagorda County Navigation District No 1
4.25%, 05/01/2030	500	501
Mission Economic Development Corp.
4.50%, 05/01/2046(1)	1,315	1,315
4.63%, 10/01/2031(4)	10,210	10,070
Montgomery County Toll Road Authority
5.00%, 09/15/2032	85	87
5.00%, 09/15/2033	310	316
5.00%, 09/15/2034	95	97
5.00%, 09/15/2035	1,185	1,207
5.00%, 09/15/2036	170	173
5.00%, 09/15/2037	1,245	1,263
5.00%, 09/15/2038	215	218
5.00%, 09/15/2043	645	651
5.00%, 09/15/2048	1,335	1,345
New Hope Cultural Education Facilities Finance Corp.
0.00%, 11/15/2061(1)	479	180
3.38%, 08/15/2029(4)	250	229
4.00%, 11/01/2055	250	207
5.00%, 04/01/2027	1,260	1,355
5.00%, 04/01/2029	1,395	1,396
5.00%, 04/01/2030	35	36
5.00%, 04/01/2031	335	350
5.00%, 10/01/2031	230	218
5.00%, 11/01/2031	1,750	1,798
5.00%, 10/01/2032	30	28
5.00%, 10/01/2033	70	65
5.00%, 04/01/2034	475	477
5.00%, 10/01/2034	255	236
5.00%, 04/01/2035	105	107
5.00%, 07/01/2035	2,100	1,906
5.00%, 04/01/2036	820	858

5.00%, 04/01/2036	1,000	1,050
5.00%, 11/15/2036	35	36
5.00%, 04/01/2037	3,940	4,238
5.00%, 01/01/2039	250	205
5.00%, 04/01/2039	100	100
5.00%, 10/01/2039	350	295
5.00%, 07/01/2040	4,000	3,612
5.00%, 11/01/2040	1,100	1,112
5.00%, 04/01/2042	135	145
5.00%, 04/01/2046	210	210
5.00%, 04/01/2046	1,060	1,060
5.00%, 11/15/2046	105	109
5.00%, 04/01/2047	410	419
5.00%, 07/01/2047	1,075	976
5.00%, 04/01/2048	1,250	1,308
5.00%, 08/15/2049(4)	250	228
5.00%, 07/01/2057	680	564
5.00%, 07/01/2058	475	481
5.25%, 10/01/2049	1,020	815
5.38%, 11/15/2036	35	31
5.50%, 11/15/2046	70	57
5.50%, 11/15/2052	320	256
5.50%, 07/01/2054	305	234
Newark Higher Education Finance Corp.
4.00%, 08/15/2051	100	76
North Texas Tollway Authority
4.25%, 01/01/2049	500	501
5.00%, 01/01/2033	3,150	3,201
5.00%, 01/01/2039	170	175
Port Beaumont Navigation District
2.88%, 01/01/2041(4)	1,000	659
3.00%, 01/01/2050(4)	170	100
3.63%, 01/01/2035(4)	1,770	1,460
4.00%, 01/01/2050(4)	1,295	927
San Antonio Water System
5.00%, 05/15/2050	250	269
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2035(2)(3)(6)	855	0
5.00%, 11/15/2035	1,750	1,683

5.00%, 11/15/2037	170	172
5.00%, 11/15/2040	265	267
5.00%, 11/15/2040	1,800	1,664
5.00%, 05/15/2045	50	44
5.00%, 11/15/2045(2)(3)(6)	1,588	0
5.00%, 11/15/2046	1,900	1,902
5.25%, 11/15/2047(2)(3)(6)	111	0
5.75%, 12/01/2054(2)(3)	1,036	673
Texas City Independent School District
4.00%, 08/15/2053	255	255
Texas Department of Housing & Community Affairs
6.00%, 03/01/2054	95	105
Texas Municipal Gas Acquisition & Supply Corp. I
6.25%, 12/15/2026	1,725	1,805
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	255	266
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054(1)	400	445
5.50%, 01/01/2054(1)	450	485
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 06/30/2039	150	152
5.00%, 12/31/2034	3,000	3,265
5.00%, 12/31/2050	5,410	5,428
5.00%, 12/31/2055	3,030	3,037
5.00%, 06/30/2058	9,865	9,970
5.50%, 12/31/2058	1,875	2,033
Texas Transportation Commission State Highway 249 System
5.00%, 08/01/2057	3,680	3,755
Texas Water Development Board
4.00%, 10/15/2051	1,000	985

Total Texas		155,989

Utah – 0.80%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2043	235	244
5.00%, 07/01/2046	395	415
5.00%, 07/01/2047	5,000	5,096
5.25%, 07/01/2048	3,000	3,118
Jordanelle Ridge Public Infrastructure District No 2
7.75%, 03/01/2054(4)	510	518
Mida Mountain Village Public Infrastructure District

4.00%, 08/01/2024(4)	1,120	1,115
4.00%, 08/01/2027(4)	885	861
4.00%, 08/01/2031(4)	1,000	944
4.00%, 08/01/2050(4)	750	581
Military Installation Development Authority
4.00%, 06/01/2041	200	162
4.00%, 06/01/2041	1,415	1,138
4.00%, 06/01/2052	4,145	3,066
UIPA Crossroads Public Infrastructure District
4.38%, 06/01/2052(4)	4,365	3,863

Total Utah		21,121

Vermont – 0.04%
Vermont Economic Development Authority
4.00%, 05/01/2045	1,000	814
Vermont Student Assistance Corp.
4.00%, 06/15/2041	210	206

Total Vermont		1,020

Virgin Islands – 0.21%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2028	535	544
5.00%, 10/01/2030	275	281
5.00%, 10/01/2039	2,000	2,007
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	2,800	2,802

Total Virgin Islands		5,634

Virginia – 4.09%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2046	5,610	5,680
5.00%, 07/01/2051	1,670	1,686
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
4.88%, 07/15/2040	510	529
County of Botetourt VA
6.00%, 07/01/2034	1,995	2,004
Fairfax County Industrial Development Authority
4.00%, 05/15/2044	1,000	998
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,000	1,038
5.00%, 01/01/2040	190	192
5.00%, 01/01/2048	500	487

5.00%, 01/01/2050	1,000	967
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500	503
Hanover County Economic Development Authority
4.00%, 07/01/2040(4)	2,000	1,553
4.00%, 07/01/2047(4)	2,000	1,404
Henrico County Economic Development Authority
5.00%, 12/01/2037	345	350
5.00%, 06/01/2039	200	188
5.00%, 10/01/2047	1,185	1,227
James City County Economic Development Authority
4.00%, 12/01/2040	100	84
4.00%, 06/01/2041	125	104
4.00%, 06/01/2047	385	295
4.00%, 12/01/2050	1,000	740
5.50%, 12/01/2028	1,270	1,278
5.75%, 12/01/2028	90	91
6.88%, 12/01/2058	70	74
Lynchburg Economic Development Authority
3.00%, 01/01/2051	250	186
4.00%, 01/01/2055	345	331
Newport News Economic Development Authority
3.50%, 12/01/2029	70	67
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	800	788
5.00%, 01/01/2035	275	253
5.00%, 01/01/2046	590	480
5.00%, 01/01/2049	720	574
5.38%, 01/01/2035	425	404
5.38%, 01/01/2046	290	248
Stafford County Economic Development Authority
5.00%, 06/15/2033	70	72
5.00%, 06/15/2035	90	92
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	4,835	1,306
5.00%, 06/01/2047	13,005	12,385
Virginia Beach Development Authority
6.25%, 09/01/2030	250	256
7.00%, 09/01/2059	550	585
Virginia College Building Authority

5.00%, 07/01/2024(4)	100	100
5.00%, 07/01/2025(4)	100	100
5.00%, 07/01/2030(4)	820	822
5.00%, 07/01/2045(4)	710	655
5.00%, 07/01/2045(4)	3,905	3,605
5.25%, 07/01/2030(4)	100	101
5.25%, 07/01/2035(4)	1,120	1,124
Virginia Housing Development Authority
5.25%, 11/01/2057	1,350	1,411
Virginia Small Business Financing Authority
4.00%, 01/01/2036	2,000	2,021
4.00%, 01/01/2037	1,515	1,519
4.00%, 01/01/2038	330	326
4.00%, 01/01/2039	6,770	6,653
4.00%, 01/01/2040	2,750	2,668
4.00%, 01/01/2040	5,965	5,835
4.00%, 01/01/2041	185	179
4.00%, 01/01/2042	90	86
4.00%, 01/01/2045	250	233
4.00%, 01/01/2048	9,475	8,831
4.00%, 12/01/2051	250	198
5.00%, 07/01/2035	305	332
5.00%, 01/01/2036	70	76
5.00%, 07/01/2037	160	172
5.00%, 12/31/2047	5,025	5,285
5.00%, 01/01/2048(1)(4)	500	467
5.00%, 12/31/2049	4,050	4,068
5.00%, 12/31/2052	10,465	10,499
5.00%, 12/31/2056	8,315	8,329
5.00%, 12/31/2057	2,255	2,337

Total Virginia		107,531

Washington – 0.72%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,180	1,183
Kalispel Tribe of Indians
5.00%, 01/01/2032(4)	1,125	1,162
Port of Seattle WA
5.00%, 08/01/2042	150	162
State of Washington

5.00%, 08/01/2044	1,000	1,123
Washington Health Care Facilities Authority
5.00%, 12/01/2036	275	292
Washington Higher Education Facilities Authority
4.00%, 05/01/2045	1,000	968
4.00%, 05/01/2050	950	891
Washington State Convention Center Public Facilities District
3.00%, 07/01/2034	375	354
3.00%, 07/01/2048	115	88
3.00%, 07/01/2058	225	164
3.00%, 07/01/2058	930	662
4.00%, 07/01/2031	2,510	2,498
4.00%, 07/01/2058	100	90
5.00%, 07/01/2033	100	107
5.00%, 07/01/2034	550	604
5.00%, 07/01/2048	200	207
Washington State Housing Finance Commission
3.38%, 04/20/2037	949	858
3.50%, 12/20/2035	3,073	2,930
4.00%, 07/01/2026(4)	510	488
5.00%, 07/01/2031(4)	1,000	935
5.00%, 01/01/2046(4)	220	153
5.00%, 07/01/2048(4)	145	125
5.00%, 07/01/2048(4)	195	142
5.00%, 01/01/2051(4)	455	303
5.00%, 07/01/2053(4)	480	340
5.00%, 01/01/2055(4)	3,200	2,077

Total Washington		18,906

West Virginia – 0.35%
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043(4)	860	790
4.88%, 06/01/2043(4)	350	345
5.50%, 06/01/2037(4)	365	376
5.75%, 06/01/2043(4)	365	376
7.00%, 06/01/2043(4)	915	984
West Virginia Economic Development Authority
4.70%, 04/01/2036(1)	2,150	2,157
5.00%, 07/01/2045(1)	3,635	3,648
West Virginia Hospital Finance Authority
6.00%, 09/01/2048	100	114

6.00%, 09/01/2053	300	340

Total West Virginia		9,130

Wisconsin – 2.47%
Public Finance Authority
4.00%, 06/15/2029(4)	55	52
4.00%, 07/01/2030(4)	25	23
4.00%, 04/01/2032(4)	110	104
4.00%, 08/01/2035(9)	7,810	6,902
4.00%, 11/15/2037	150	144
4.00%, 07/01/2041	1,315	1,030
4.00%, 12/01/2041	1,000	880
4.00%, 01/01/2042	325	303
4.00%, 04/01/2042(4)	1,600	1,321
4.00%, 07/01/2046	1,125	940
4.00%, 01/01/2047	250	222
4.00%, 06/01/2051(4)	715	517
4.00%, 07/01/2051(4)	340	275
4.00%, 07/01/2051	675	533
4.00%, 09/30/2051	1,000	846
4.00%, 04/01/2052(4)	1,350	1,008
4.00%, 06/01/2056(4)	2,650	1,775
4.00%, 07/01/2061(4)	1,280	988
4.05%, 11/01/2030	170	163
4.25%, 07/01/2054	4,525	3,184
4.30%, 11/01/2030	3,105	3,015
4.88%, 10/01/2025(1)	1,020	1,020
5.00%, 12/01/2025	1,405	1,419
5.00%, 09/01/2030(4)	55	53
5.00%, 06/15/2034	500	522
5.00%, 06/01/2037(4)	435	406
5.00%, 06/15/2037(4)	1,130	1,061
5.00%, 07/01/2037	880	883
5.00%, 09/01/2038(4)	115	100
5.00%, 06/15/2039(4)	70	64
5.00%, 06/15/2039(4)	410	392
5.00%, 06/15/2039	500	509
5.00%, 04/01/2040(4)	400	387
5.00%, 07/01/2040(4)	650	593
5.00%, 11/15/2041	445	459

5.00%, 10/01/2043(4)	155	135
5.00%, 07/01/2047	135	135
5.00%, 10/01/2048(4)	1,735	1,458
5.00%, 06/15/2049(4)	420	377
5.00%, 06/15/2049(4)	870	734
5.00%, 06/15/2049	1,100	1,088
5.00%, 04/01/2050(4)	100	114
5.00%, 04/01/2050(4)	450	407
5.00%, 06/01/2050(4)	750	653
5.00%, 02/01/2052	2,155	2,193
5.00%, 06/01/2052(4)	1,235	1,011
5.00%, 07/01/2052	290	284
5.00%, 10/01/2053(4)	915	751
5.00%, 06/15/2054(4)	455	400
5.00%, 09/01/2054(4)	500	435
5.00%, 07/01/2055(4)	650	540
5.00%, 01/01/2056(4)	555	421
5.00%, 05/01/2060(4)	5,245	3,967
5.00%, 02/01/2062	290	293
5.13%, 06/15/2047(4)	180	157
5.25%, 05/15/2037(4)	485	466
5.25%, 07/01/2042	1,405	1,567
5.25%, 05/15/2047(4)	835	753
5.25%, 05/15/2052(4)	155	137
5.25%, 07/01/2061(4)	565	471
5.38%, 07/01/2047	2,135	2,363
5.75%, 07/01/2053(4)	385	401
5.75%, 07/01/2062	500	515
5.75%, 07/01/2063(4)	2,700	2,793
6.13%, 12/15/2029(4)	250	249
6.25%, 11/15/2029	250	250
6.25%, 06/15/2053(4)	1,930	1,917
6.63%, 07/01/2053(4)	500	512
9.00%, 05/01/2071(4)	2,425	2,159
10.00%, 11/01/2038(4)	750	753
Wisconsin Health & Educational Facilities Authority
3.00%, 12/01/2031	90	76
4.00%, 09/15/2036	55	48
4.00%, 09/15/2041	50	41
4.00%, 09/15/2041	1,010	825

4.00%, 09/15/2045	45	35
4.00%, 09/15/2045	950	740
5.00%, 06/01/2037	75	70
5.00%, 06/01/2041	115	103

Total Wisconsin		64,890

Total Municipal Bonds (Cost: $2,528,991)		2,548,265

	Shares (000s)	Value (000s)

COMMON STOCKS – 0.00%(7)
Basic Materials – 0.00%(7)
Ingevity Corp.(3)(6)	0	3

Total Basic Materials		3

Consumer, Cyclical – 0.00%(7)
United Airlines Holdings, Inc.(3)(6)	0	1

Total Consumer, Cyclical		1

Industrials – 0.00%(7)
Westrock Co.(6)	0	18

Total Industrials		18

Total Common Stocks (Cost: $19)		22

SHORT-TERM INVESTMENTS – 1.80%
Money Market Funds – 1.60%
Fidelity Institutional Money Market Government Fund—Class I, 5.29%(8)	42,020	42,020

Total Money Market Funds (Cost: $42,020)		42,020

	Principal Amount (000s)	Value (000s)

U.S. Treasury Bills – 0.19%
United States Treasury Bill, 0.00%, 01/09/2024	$5,000	4,995

Total U.S. Treasury Bills (Cost: $4,994)		4,995

Time Deposits – 0.01%
Citibank, New York, 4.83% due 01/02/2024	161	161
Sumitomo Trust Bank, London, 4.83% due 01/02/2024	179	179

Total Time Deposits (Cost: $340)		340

Total Short-Term Investments (Cost: $47,354)		47,355

TOTAL INVESTMENTS IN SECURITIES – 98.83% (Cost: $2,576,364)		2,595,642

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.17%	30,695
TOTAL NET ASSETS – 100.00%	$2,626,337

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of December 31, 2023.
(2)	Security in default as of December 31, 2023. The value of these securities totals $15,356, which represents 0.58% of total net assets.
(3)	Non-income producing security.
(4)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $474,849, which represents 18.08% of total net assets.

(5)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2023.
(6)	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Amount calculated is less than 0.005%.
(8)	Represents annualized seven-day yield as of the close of the reporting period.
(9)	Security that is restricted at December 31, 2023. The value of these securities totals $9,809, which represents 0.37% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

	Percentages of Net Assets
MUNICIPAL BONDS
Education	7.79%
General Obligation	7.01%
General Revenue	40.02%
Healthcare	16.62%
Housing	6.31%
Transportation	14.16%
Utilities	5.12%

Total Municipal Bonds	97.03%

COMMON STOCKS
Basic Materials	0.00	%(1)
Consumer, Cyclical	0.00	%(1)
Industrials	0.00	%(1)

Total Common Stocks	0.00	%(1)

SHORT-TERM INVESTMENTS	1.80%

TOTAL INVESTMENTS	98.83%
OTHER ASSETS IN EXCESS OF LIABILITIES	1.17%

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.02%
Communication Services – 8.69%
Alphabet, Inc.—Class A(1)	6,052	$845,437
Alphabet, Inc.—Class C(1)	3,410	480,557
Cable One, Inc.(2)	0	24
Charter Communications, Inc.—Class A(1)	11	4,170
Iridium Communications, Inc.	12	497
Liberty Broadband Corp.—Class A(1)(2)	0	30
Liberty Broadband Corp.—Class C(1)	3	212
Live Nation Entertainment, Inc.(1)	4	361
Match Group, Inc.(1)	26	963
Meta Platforms, Inc.—Class A(1)	832	294,494
Netflix, Inc.(1)	831	404,693
Nexstar Media Group, Inc.—Class A	1	201
Pinterest, Inc.—Class A(1)	62	2,311
Playtika Holding Corp.(1)	2	19
ROBLOX Corp.—Class A(1)	48	2,193
Roku, Inc.—Class A(1)	2	153
Spotify Technology SA(1)	15	2,781
TKO Group Holdings, Inc.—Class A	6	522
Trade Desk, Inc.—Class A(1)	628	45,155
Walt Disney Co.	751	67,846
ZoomInfo Technologies, Inc.—Class A(1)	18	325

Total Communication Services		2,152,944

Consumer Discretionary – 14.73%
Airbnb, Inc.—Class A(1)	390	53,112
Amazon.com, Inc.(1)	10,658	1,619,313
Aptiv Plc(1)	547	49,101
AutoZone, Inc.(1)	2	4,096
Best Buy Co., Inc.	3	228
Booking Holdings, Inc.(1)	4	13,309
Bright Horizons Family Solutions, Inc.(1)	1	73
Brunswick Corp.	1	60
Burlington Stores, Inc.(1)	7	1,314
Caesars Entertainment, Inc.(1)	9	406
CarMax, Inc.(1)	1	74
Chipotle Mexican Grill, Inc.—Class A(1)	17	39,651
Choice Hotels International, Inc.	3	374
Churchill Downs, Inc.	7	998
Coupang, Inc.—Class A(1)	116	1,880
Crocs, Inc.(1)	6	595

Darden Restaurants, Inc.	6	959
Deckers Outdoor Corp.(1)	3	1,831
Domino’s Pizza, Inc.	4	1,540
DoorDash, Inc.—Class A(1)	25	2,444
DraftKings, Inc.—Class A(1)	44	1,535
eBay, Inc.	4	158
Etsy, Inc.(1)	7	581
Expedia Group, Inc.(1)	11	1,680
Five Below, Inc.(1)	6	1,222
Floor & Decor Holdings, Inc.—Class A(1)	11	1,216
Grand Canyon Education, Inc.(1)	1	122
H&R Block, Inc.	10	493
Hilton Worldwide Holdings, Inc.	12	2,258
Home Depot, Inc.	624	216,126
Las Vegas Sands Corp.	36	1,785
Lowe’s Companies, Inc.	45	10,030
Lululemon Athletica, Inc.(1)	173	88,397
LVMH Moet Hennessy Louis Vuitton SE	93	75,911
Marriott International, Inc.—Class A	268	60,435
McDonald’s Corp.	664	196,968
MercadoLibre, Inc.(1)	120	188,608
Mobileye Global, Inc.—Class A(1)	1,053	45,627
Murphy USA, Inc.	2	705
NIKE, Inc.—Class B	862	93,620
Norwegian Cruise Line Holdings Ltd.(1)	11	223
NVR, Inc.(1)(2)	0	175
Ollie’s Bargain Outlet Holdings, Inc.(1)	2	164
O’Reilly Automotive, Inc.(1)	5	5,058
Peloton Interactive, Inc.—Class A(1)	34	205
Planet Fitness, Inc.—Class A(1)	4	324
Polaris, Inc.	1	49
Pool Corp.	4	1,604
RH(1)(2)	0	85
Ross Stores, Inc.	33	4,554
Royal Caribbean Cruises Ltd.(1)	7	964
Service Corp. International	6	377
Skechers USA, Inc.—Class A(1)	1	66
Starbucks Corp.	2,535	243,396
Tapestry, Inc.	2	61
Tempur Sealy International, Inc.	4	188
Tesla, Inc.(1)	1,031	256,199

Texas Roadhouse, Inc.—Class A	7	864
TJX Companies, Inc.	121	11,329
TopBuild Corp.(1)(2)	0	84
Tractor Supply Co.	12	2,481
Travel + Leisure Co.	4	143
Ulta Beauty, Inc.(1)	103	50,556
Vail Resorts, Inc.(2)	0	92
Valvoline, Inc.(1)	5	184
Victoria’s Secret & Co.(1)	4	100
Wayfair, Inc.—Class A(1)	3	194
Wendy’s Co.	18	357
Williams-Sonoma, Inc.	1	185
Wingstop, Inc.	3	810
Wyndham Hotels & Resorts, Inc.	1	52
Wynn Resorts Ltd.	1	63
YETI Holdings, Inc.(1)	9	461
Yum! Brands, Inc.	2,224	290,527

Total Consumer Discretionary		3,651,009

Consumer Staples – 3.32%
Albertsons Companies, Inc.—Class A	4	90
BJ’s Wholesale Club Holdings, Inc.(1)	5	335
Boston Beer Co., Inc.—Class A(1)	1	317
Brown-Forman Corp.—Class A	4	253
Brown-Forman Corp.—Class B	16	887
Casey’s General Stores, Inc.	1	161
Celsius Holdings, Inc.(1)	15	821
Church & Dwight Co., Inc.	23	2,162
Clorox Co.	13	1,851
Coca-Cola Co.	2,445	144,100
Constellation Brands, Inc.—Class A	2	403
Costco Wholesale Corp.	222	146,488
Dollar General Corp.	23	3,120
Estee Lauder Companies, Inc.—Class A	497	72,665
Freshpet, Inc.(1)	1	119
Hershey Co.	11	2,135
J.M. Smucker Co.	163	20,611
Kenvue, Inc.	62	1,341
Kimberly-Clark Corp.	33	4,042
Lamb Weston Holdings, Inc.	14	1,557
L’Oreal SA	108	53,649
Mondelez International, Inc.—Class A	1,209	87,544

Monster Beverage Corp.(1)	78	4,501
PepsiCo, Inc.	100	17,008
Performance Food Group Co.(1)	7	516
Procter & Gamble Co.	1,042	152,727
Sysco Corp.	1,308	95,646
Target Corp.	48	6,868

Total Consumer Staples		821,917

Energy – 1.91%
Antero Midstream Corp.	12	155
APA Corp.	29	1,030
Cheniere Energy, Inc.	25	4,338
Chevron Corp.	1,388	207,026
ConocoPhillips	1,687	195,792
Halliburton Co.	19	690
Hess Corp.	16	2,345
New Fortress Energy, Inc.—Class A	6	220
ONEOK, Inc.	3	188
Ovintiv, Inc.	12	515
Pioneer Natural Resources Co.	262	58,816
Targa Resources Corp.	23	2,032
Texas Pacific Land Corp.	1	1,024

Total Energy		474,171

Financials – 16.11%
American Express Co.	2,283	427,748
Ameriprise Financial, Inc.	11	4,201
Aon Plc—Class A	1,064	309,679
Apollo Global Management, Inc.	55	5,095
Arch Capital Group Ltd.(1)	6	409
Ares Management Corp.—Class A	17	1,997
Arthur J. Gallagher & Co.	1	291
Bank of America Corp.	7,162	241,155
Blackstone, Inc.—Class A	75	9,782
Block, Inc.—Class A(1)	21	1,636
Blue Owl Capital, Inc.—Class A	7	108
Brown & Brown, Inc.	10	694
Charles Schwab Corp.	1,271	87,411
Chubb Ltd.	353	79,769
Commerce Bancshares, Inc.	967	51,670
Equitable Holdings, Inc.	37	1,244
Euronet Worldwide, Inc.(1)	3	261
Everest Group Ltd.	1	220

FactSet Research Systems, Inc.	4	1,918
First Citizens BancShares, Inc.—Class A(2)	0	183
Fiserv, Inc.(1)	17	2,312
FleetCor Technologies, Inc.(1)	895	252,900
Goldman Sachs Group, Inc.	453	174,785
Intercontinental Exchange, Inc.	2,018	259,196
Jack Henry & Associates, Inc.	2	387
Kinsale Capital Group, Inc.	2	779
KKR & Co., Inc.—Class Miscella	17	1,380
Lincoln National Corp.	2	46
LPL Financial Holdings, Inc.	8	1,878
MarketAxess Holdings, Inc.	4	1,139
Marsh & McLennan Companies, Inc.	917	173,694
Mastercard, Inc.—Class A	379	161,606
Moody’s Corp.	15	5,924
Morningstar, Inc.	3	776
MSCI, Inc.—Class A	529	299,169
NU Holdings Ltd.—Class A(1)	3,084	25,693
PayPal Holdings, Inc.(1)	107	6,544
Primerica, Inc.	2	505
Progressive Corp.	46	7,310
RenaissanceRe Holdings Ltd.	1	278
RLI Corp.	1	129
Rocket Companies, Inc.—Class A(1)	5	70
Ryan Specialty Holdings, Inc.—Class A(1)	10	424
S&P Global, Inc.	854	376,405
Shift4 Payments, Inc.—Class A(1)	6	410
SLM Corp.	9	166
Toast, Inc.—Class A(1)	37	676
TPG, Inc.—Class A	2	85
Tradeweb Markets, Inc.—Class A	4	395
UWM Holdings Corp.	4	26
Visa, Inc.—Class A	3,541	921,924
Wells Fargo & Co.	1,784	87,830
Western Union Co.	6	70
WEX, Inc.(1)	2	416
Willis Towers Watson Plc	1	326
XP, Inc.—Class A	3	74

Total Financials		3,991,198

Healthcare – 14.26%
10X Genomics, Inc.—Class A(1)	9	495

Abbott Laboratories	11	1,259
AbbVie, Inc.	186	28,768
Agilent Technologies, Inc.	25	3,498
agilon health, Inc.(1)	26	329
Align Technology, Inc.(1)	8	2,209
Alnylam Pharmaceuticals, Inc.(1)	10	1,998
Amgen, Inc.	38	11,006
Apellis Pharmaceuticals, Inc.(1)	10	621
BioMarin Pharmaceutical, Inc.(1)	2	232
Bio-Techne Corp.	15	1,182
Boston Scientific Corp.(1)	2,109	121,902
Bruker Corp.	11	814
Cardinal Health, Inc.	14	1,374
Cencora, Inc.—Class A	17	3,488
Certara, Inc.(1)	5	83
Chemed Corp.	1	644
Cigna Group	2	681
CVS Health Corp.	577	45,535
Danaher Corp.	2,086	482,669
DaVita, Inc.(1)	6	603
DexCom, Inc.(1)	40	5,017
Doximity, Inc.—Class A(1)	6	156
Edwards Lifesciences Corp.(1)	63	4,807
Elevance Health, Inc.	3	1,574
Eli Lilly & Co.	413	240,979
Exact Sciences Corp.(1)	7	500
Exelixis, Inc.(1)	25	591
GE HealthCare Technologies, Inc.	3	251
Globus Medical, Inc.—Class A(1)	4	194
HCA Healthcare, Inc.	4	1,200
Humana, Inc.	86	39,236
ICON Plc(1)	1	375
IDEXX Laboratories, Inc.(1)	9	4,790
Illumina, Inc.(1)	5	682
Incyte Corp.(1)	14	904
Inspire Medical Systems, Inc.(1)	3	604
Insulet Corp.(1)	7	1,590
Intuitive Surgical, Inc.(1)	266	89,879
Ionis Pharmaceuticals, Inc.(1)	13	648
IQVIA Holdings, Inc.(1)	1,518	351,221
Jazz Pharmaceuticals Plc(1)	3	424

Johnson & Johnson	1,235	193,652
Karuna Therapeutics, Inc.(1)	3	1,053
Maravai LifeSciences Holdings, Inc.—Class A(1)	7	45
Masimo Corp.(1)	4	520
McKesson Corp.	5	2,501
Medpace Holdings, Inc.(1)	2	752
Medtronic Plc	1,256	103,439
Merck & Co., Inc.	49	5,352
Mettler-Toledo International, Inc.(1)	2	2,772
Molina Healthcare, Inc.(1)	3	1,191
Natera, Inc.(1)	11	680
Neurocrine Biosciences, Inc.(1)	10	1,331
Novo Nordisk—ADR	3,419	353,743
Novocure Ltd.(1)	11	167
Penumbra, Inc.(1)	4	948
Regeneron Pharmaceuticals, Inc.(1)	1	648
Repligen Corp.(1)	3	456
ResMed, Inc.	15	2,616
Roivant Sciences Ltd.(1)	36	399
Sarepta Therapeutics, Inc.(1)	9	898
Shockwave Medical, Inc.(1)	4	732
Sotera Health Co.(1)	8	127
Stryker Corp.	10	2,848
Thermo Fisher Scientific, Inc.	850	451,109
Ultragenyx Pharmaceutical, Inc.(1)	7	354
UnitedHealth Group, Inc.	1,447	762,031
Veeva Systems, Inc.—Class A(1)	15	2,912
Vertex Pharmaceuticals, Inc.(1)	184	74,784
Waters Corp.(1)	6	2,024
West Pharmaceutical Services, Inc.	8	2,736
Zoetis, Inc.—Class A	531	104,831

Total Healthcare		3,532,663

Industrials – 5.33%
Advanced Drainage Systems, Inc.	7	949
Allegion Plc	9	1,090
Allison Transmission Holdings, Inc.	1	56
American Airlines Group, Inc.(1)	26	361
AO Smith Corp.	1	118
Armstrong World Industries, Inc.	1	140
Automatic Data Processing, Inc.	37	8,668
Avis Budget Group, Inc.	1	136

Axon Enterprise, Inc.(1)	7	1,877
Boeing Co.(1)	518	135,016
Booz Allen Hamilton Holding Corp.—Class A	14	1,758
Broadridge Financial Solutions, Inc.	10	2,115
BWX Technologies, Inc.	2	131
Canadian Pacific Kansas City Ltd.	4,167	329,413
Caterpillar, Inc.	254	75,046
Ceridian HCM Holding, Inc.(1)	1	93
CH Robinson Worldwide, Inc.	9	818
ChargePoint Holdings, Inc.(1)	28	66
Cintas Corp.	8	4,871
Copart, Inc.(1)	90	4,409
CSX Corp.	24	827
Deere & Co.	26	10,423
Delta Air Lines, Inc.	4	144
Donaldson Co., Inc.	5	358
EMCOR Group, Inc.	2	381
Equifax, Inc.	9	2,187
Expeditors International of Washington, Inc.	2	288
Fastenal Co.	45	2,917
Ferguson Plc	1	235
FTI Consulting, Inc.(1)	1	134
Genpact Ltd.	5	169
Graco, Inc.	7	620
HEICO Corp.	452	80,846
HEICO Corp.—Class A	8	1,080
Honeywell International, Inc.	881	184,665
Hubbell, Inc.—Class B	3	849
IDEX Corp.	1	145
Illinois Tool Works, Inc.	26	6,785
JB Hunt Transport Services, Inc.	2	353
KBR, Inc.	5	297
Landstar System, Inc.	3	572
Lincoln Electric Holdings, Inc.	5	1,183
Lockheed Martin Corp.	23	10,561
Lyft, Inc.—Class A(1)	36	543
MSA Safety, Inc.	1	115
Nordson Corp.	172	45,548
Norfolk Southern Corp.	522	123,358
Northrop Grumman Corp.	1	393
Old Dominion Freight Line, Inc.	10	3,916

Otis Worldwide Corp.	3	238
Paychex, Inc.	34	4,014
Paycom Software, Inc.	5	1,122
Paycor HCM, Inc.(1)	3	67
Paylocity Holding Corp.(1)	4	708
Quanta Services, Inc.	4	861
RB Global, Inc.	14	964
Rockwell Automation, Inc.	12	3,739
Rollins, Inc.	27	1,177
Saia, Inc.(1)(2)	0	140
SiteOne Landscape Supply, Inc.(1)	2	254
Spirit AeroSystems Holdings, Inc.—Class A(1)	1	37
Tetra Tech, Inc.	1	175
Toro Co.	11	1,055
Trane Technologies Plc	7	1,724
TransDigm Group, Inc.	1	951
Trex Co., Inc.(1)	11	946
Uber Technologies, Inc.(1)	1,785	109,893
U-Haul Holding Co.—Class B	3	238
Union Pacific Corp.	27	6,716
United Parcel Service, Inc.—Class B	21	3,303
United Rentals, Inc.	1	850
Valmont Industries, Inc.(2)	0	35
Verisk Analytics, Inc.—Class A	15	3,586
Vertiv Holdings Co.—Class A	3	123
Waste Management, Inc.	708	126,799
Watsco, Inc.	1	360
WillScot Mobile Mini Holdings Corp.—Class A(1)	5	241
WW Grainger, Inc.	5	3,870
Xylem, Inc.	3	352

Total Industrials		1,321,561

Information Technology – 27.97%
Accenture Plc—Class A	438	153,801
Adobe, Inc.(1)	423	252,399
Advanced Micro Devices, Inc.(1)	1,393	205,293
Allegro MicroSystems, Inc.(1)	7	210
Alteryx, Inc.—Class A(1)	6	298
Amphenol Corp.—Class A	1,585	157,091
Analog Devices, Inc.	697	138,313
ANSYS, Inc.(1)	7	2,721
Apple, Inc.	2,794	537,943

Applied Materials, Inc.	901	145,993
AppLovin Corp.—Class A(1)	6	231
Arista Networks, Inc.(1)	26	6,189
ARM Holdings Plc—ADR(1)	376	28,272
Atlassian Corp.—Class A(1)	16	3,865
Autodesk, Inc.(1)	1,252	304,879
Bentley Systems, Inc.—Class B	19	967
Broadcom, Inc.	162	180,694
Cadence Design Systems, Inc.(1)	380	103,540
CDW Corp.	13	3,026
Cisco Systems, Inc.	1,052	53,129
Cloudflare, Inc.—Class A(1)	30	2,516
Confluent, Inc.—Class A(1)	19	447
Crowdstrike Holdings, Inc.—Class A(1)	328	83,853
Datadog, Inc.—Class A(1)	29	3,474
DocuSign, Inc.—Class A(1)	21	1,270
DoubleVerify Holdings, Inc.—Class Rights(1)	15	533
Dropbox, Inc.—Class A(1)	24	720
Dynatrace, Inc.(1)	25	1,394
Elastic NV(1)	8	922
Enphase Energy, Inc.(1)	14	1,839
Entegris, Inc.	1	101
EPAM Systems, Inc.(1)	6	1,724
Fair Isaac Corp.(1)	3	2,952
Five9, Inc.(1)	7	581
Fortinet, Inc.(1)	69	4,026
Gartner, Inc.(1)	8	3,622
Gen Digital, Inc.	9	215
Gitlab, Inc.—Class A(1)	9	572
Globant SA(1)	4	1,032
GoDaddy, Inc.—Class A(1)	10	1,053
HashiCorp, Inc.—Class A(1)	7	164
HP, Inc.	18	553
HubSpot, Inc.(1)	5	2,781
International Business Machines Corp.	326	53,315
Intuit, Inc.	566	354,020
Jabil, Inc.	8	1,074
Keysight Technologies, Inc.(1)	5	759
KLA Corp.	14	8,361
Lam Research Corp.	13	10,267
Lattice Semiconductor Corp.(1)	14	978

Manhattan Associates, Inc.(1)	6	1,399
Microchip Technology, Inc.	40	3,615
Micron Technology, Inc.	325	27,722
Microsoft Corp.	5,565	2,092,827
MongoDB, Inc.—Class A(1)	180	73,436
Monolithic Power Systems, Inc.	5	3,007
Motorola Solutions, Inc.	16	4,988
nCino, Inc.(1)(2)	0	12
NetApp, Inc.	9	767
Nutanix, Inc.—Class A(1)	6	290
NVIDIA Corp.	1,321	654,146
Okta, Inc.—Class A(1)	1	95
Oracle Corp.	67	7,034
Palantir Technologies, Inc.—Class A(1)	201	3,452
Palo Alto Networks, Inc.(1)	114	33,509
Pegasystems, Inc.	5	220
Procore Technologies, Inc.(1)	8	563
PTC, Inc.(1)	6	1,085
Pure Storage, Inc.—Class A(1)	23	832
QUALCOMM, Inc.	102	14,801
RingCentral, Inc.—Class A(1)	9	304
Salesforce, Inc.(1)	1,891	497,716
SentinelOne, Inc.—Class A(1)	3	75
ServiceNow, Inc.(1)	392	277,174
Smartsheet, Inc.—Class A(1)	13	638
Snowflake, Inc.—Class A(1)	393	78,116
Splunk, Inc.(1)	16	2,476
Synopsys, Inc.(1)	16	8,227
Teradata Corp.(1)	11	460
Teradyne, Inc.	14	1,482
Texas Instruments, Inc.	39	6,635
Twilio, Inc.—Class A(1)	3	231
Tyler Technologies, Inc.(1)	3	1,386
Ubiquiti, Inc.(2)	0	30
UiPath, Inc.—Class A(1)	30	747
Unity Software, Inc.(1)	12	505
Universal Display Corp.	2	414
VeriSign, Inc.(1)	1	108
Vontier Corp.	6	198
Workday, Inc.—Class A(1)	1,104	304,731
Zebra Technologies Corp.—Class A(1)	1	275
Zscaler, Inc.(1)	9	2,069

Total Information Technology		6,931,769

Materials – 3.47%
Ardagh Metal Packaging SA	4	16
Avery Dennison Corp.	437	88,434
Axalta Coating Systems Ltd.(1)	3	88
Ball Corp.	3,230	185,795
Eagle Materials, Inc.	2	491
Ecolab, Inc.	1,576	312,577
FMC Corp.	2	128
Ginkgo Bioworks Holdings, Inc.(1)	14	24
Graphic Packaging Holding Co.	18	438
Linde Plc	5	2,017
PPG Industries, Inc.	6	935
RPM International, Inc.	3	296
Scotts Miracle-Gro Co.	5	287
Sealed Air Corp.	9	317
Sherwin-Williams Co.	857	267,368
Southern Copper Corp.	9	769
Vulcan Materials Co.	3	697

Total Materials		860,677

Real Estate – 2.22%
American Tower Corp.	280	60,372
CoStar Group, Inc.(1)	18	1,607
Crown Castle, Inc.	5	549
Equinix, Inc.	367	295,288
Equity LifeStyle Properties, Inc.	6	422
Iron Mountain, Inc.	15	1,042
Lamar Advertising Co.—Class A	7	748
Prologis, Inc.	1,395	185,916
Public Storage	10	2,920
SBA Communications Corp.—Class A	1	300
Simon Property Group, Inc.	8	1,072
Sun Communities, Inc.	3	391
UDR, Inc.	2	77

Total Real Estate		550,704

Utilities – 0.01%
AES Corp.	43	830
Vistra Corp.	11	432

Total Utilities		1,262

Total Common Stocks (Cost: $15,739,350)		24,289,875

PREFERRED STOCKS – 0.11%
Consumer Discretionary – 0.11%
Dr Ing hc F Porsche AG(3)	311	27,419

Total Consumer Discretionary		27,419

Total Preferred Stocks (Cost: $30,038)		27,419

SHORT-TERM INVESTMENTS – 1.81%
Money Market Funds – 1.81%
Goldman Sachs Financial Square Government Fund—Class I, 5.24%(4)	448,301	448,301

Total Money Market Funds (Cost: $448,301)		448,301

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00%(5)
JP Morgan, New York, 4.83% due 01/02/2024	$605	605
Sumitomo, Tokyo, 4.83% due 01/02/2024	18	18

Total Time Deposits (Cost: $623)		623

Total Short-Term Investments (Cost: $448,924)		448,924

TOTAL INVESTMENTS IN SECURITIES – 99.94%
(Cost: $16,218,312)		24,766,218

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.06%		14,959

TOTAL NET ASSETS – 100.00%		$ 24,781,177

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $27,419, which represents 0.11% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
26	NASDAQ 100 E-mini Future	Mar. 2024	$8,674	$8,852	$178
9	S&P 500 E-mini Future	Mar. 2024	2,134	2,169	35

					$213

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.39%
Communication Services – 6.81%
Alphabet, Inc.—Class C(1)	1,697	$239,144
AMC Entertainment Holdings, Inc.—Class A(1)	10	58
AT&T, Inc.	2,348	39,406
Cable One, Inc.(2)	0	141
Comcast Corp.—Class A	5,612	246,069
Electronic Arts, Inc.	1,066	145,881
ESC GCI Liberty, Inc.(1)(2)(5)	4	—
Fox Corp.—Class A	337	9,984
Fox Corp.—Class B	6	173
Frontier Communications Parent, Inc.(1)	12	303
IAC, Inc.(1)	3	177
Interpublic Group of Companies, Inc.	18	601
Iridium Communications, Inc.(2)	0	14
Liberty Broadband Corp.—Class A(1)	1	45
Liberty Broadband Corp.—Class C(1)	4	350
Liberty Media Corp.-Liberty Formula One—Class A(1)	1	67
Liberty Media Corp.-Liberty Formula One—Class C(1)	9	586
Liberty Media Corp.-Liberty Live—Class A(1)	1	49
Liberty Media Corp.-Liberty Live—Class C(1)	2	93
Liberty Media Corp.-Liberty SiriusXM(1)	7	208
Liberty Media Corp.-Liberty SiriusXM—Class A(1)	4	112
Live Nation Entertainment, Inc.(1)	6	544
Madison Square Garden Sports Corp.—Class A(1)	1	162
Match Group, Inc.(1)	1	45
Meta Platforms, Inc.—Class A(1)	540	190,999
Netflix, Inc.(1)	156	75,956
New York Times Co.—Class A	8	371
News Corp.—Class A	2,897	71,114
News Corp.—Class B	267	6,875
Nexstar Media Group, Inc.—Class A	54	8,464
Omnicom Group, Inc.	9	814
Paramount Global—Class A	1	18
Paramount Global—Class B	282	4,171
Playtika Holding Corp.(1)	496	4,321
Roku, Inc.—Class A(1)	5	474
Shutterstock, Inc.	56	2,710
Sirius XM Holdings, Inc.	33	179
Take-Two Interactive Software, Inc.(1)	8	1,267

TEGNA, Inc.	350	5,357
T-Mobile U.S., Inc.	403	64,594
TripAdvisor, Inc.(1)	6	127
Verizon Communications, Inc.	1,403	52,906
Walt Disney Co.	1,176	106,165
Warner Bros Discovery, Inc.(1)	4,338	49,366
ZoomInfo Technologies, Inc.—Class A(1)	7	138

Total Communication Services		1,330,598

Consumer Discretionary – 7.91%
Academy Sports & Outdoors, Inc.	104	6,884
ADT, Inc.	11	75
Advance Auto Parts, Inc.	3	168
Aptiv Plc(1)	622	55,813
Aramark	2,263	63,586
AutoNation, Inc.(1)	328	49,211
AutoZone, Inc.(1)(2)	0	370
Bath & Body Works, Inc.	11	476
Best Buy Co., Inc.	234	18,352
Birkenstock Holding Plc(1)	1	50
Bloomin’ Brands, Inc.	260	7,311
Booking Holdings, Inc.(1)	30	104,735
BorgWarner, Inc.	161	5,766
Boyd Gaming Corp.	4	222
Bright Horizons Family Solutions, Inc.(1)	2	224
Brunswick Corp.	3	298
Caesars Entertainment, Inc.(1)	6	283
Capri Holdings Ltd.(1)	85	4,255
CarMax, Inc.(1)	7	554
Carnival Corp.(1)	48	884
Carter’s, Inc.	93	6,978
Columbia Sportswear Co.	2	137
Compass Group Plc	3,940	107,822
Darden Restaurants, Inc.	3	508
Dick’s Sporting Goods, Inc.	70	10,349
DoorDash, Inc.—Class A(1)	3	321
DR Horton, Inc.	15	2,257
eBay, Inc.	272	11,848
Etsy, Inc.(1)	3	207
Expedia Group, Inc.(1)	2	276
Foot Locker, Inc.	126	3,913
Ford Motor Co.	1,059	12,913

GameStop Corp.—Class A(1)	13	226
Gap, Inc.	10	201
Garmin Ltd.	7	942
General Motors Co.	560	20,123
Gentex Corp.	11	359
Genuine Parts Co.	7	927
Grand Canyon Education, Inc.(1)	1	141
H&R Block, Inc.	3	130
Harley-Davidson, Inc.	180	6,647
Hasbro, Inc.	6	310
Hilton Worldwide Holdings, Inc.	7	1,211
Home Depot, Inc.	236	81,693
Hyatt Hotels Corp.—Class A	2	278
Kohl’s Corp.	726	20,823
Las Vegas Sands Corp.	2,181	107,351
La-Z-Boy, Inc.	211	7,779
Lear Corp.	3	402
Leggett & Platt, Inc.	7	171
Lennar Corp.—Class A	86	12,798
Lennar Corp.—Class B	1	101
Lithia Motors, Inc.—Class A	164	54,071
LKQ Corp.	13	607
Lowe’s Companies, Inc.	7	1,664
Lucid Group, Inc.(1)	36	151
Macy’s, Inc.	196	3,949
Marriott International, Inc.—Class A	506	114,035
Marriott Vacations Worldwide Corp.	36	3,070
Mattel, Inc.(1)	906	17,098
McDonald’s Corp.	441	130,615
MGM Resorts International(1)	14	624
Mister Car Wash, Inc.(1)	3	28
Mohawk Industries, Inc.(1)	3	260
Murphy USA, Inc.(2)	0	20
Newell Brands, Inc.	18	160
NIKE, Inc.—Class B	1,125	122,100
Nordstrom, Inc.	158	2,918
Norwegian Cruise Line Holdings Ltd.(1)	16	318
NVR, Inc.(1)(2)	0	903
Ollie’s Bargain Outlet Holdings, Inc.(1)	2	152
O’Reilly Automotive, Inc.(1)(2)	0	413
Penn Entertainment, Inc.(1)	7	182

Penske Automotive Group, Inc.	92	14,774
Petco Health & Wellness Co., Inc.—Class A(1)	4	12
Phinia, Inc.	32	969
Planet Fitness, Inc.—Class A(1)	2	161
Polaris, Inc.	2	216
PulteGroup, Inc.	168	17,380
PVH Corp.	85	10,385
QuantumScape Corp.—Class A(1)	15	102
Ralph Lauren Corp.—Class A	2	283
RH(1)	1	212
Rivian Automotive, Inc.—Class A(1)	32	744
Ross Stores, Inc.	1	153
Royal Caribbean Cruises Ltd.(1)	8	1,011
SeaWorld Entertainment, Inc.(1)	486	25,692
Service Corp. International	5	316
SharkNinja, Inc.	976	49,922
Skechers USA, Inc.—Class A(1)	6	363
Tapestry, Inc.	11	392
Tempur Sealy International, Inc.	7	332
Thor Industries, Inc.	56	6,660
TJX Companies, Inc.	1,459	136,823
Toll Brothers, Inc.	5	535
TopBuild Corp.(1)	1	529
Travel + Leisure Co.	2	68
Under Armour, Inc.—Class A(1)	8	72
Under Armour, Inc.—Class C(1)	9	71
Vail Resorts, Inc.	2	345
Valvoline, Inc.(1)	6	225
VF Corp.	17	324
Victoria’s Secret & Co.(1)	2	49
Wayfair, Inc.—Class A(1)	3	165
Whirlpool Corp.	70	8,551
Williams-Sonoma, Inc.	3	534
Wyndham Hotels & Resorts, Inc.	4	305
Wynn Resorts Ltd.	793	72,211
Yum! Brands, Inc.	2	208

Total Consumer Discretionary		1,544,091

Consumer Staples – 9.10%
Albertsons Companies, Inc.—Class A	433	9,961
Altria Group, Inc.	2,161	87,167
Archer-Daniels-Midland Co.	180	12,995

BJ’s Wholesale Club Holdings, Inc.(1)	4	279
Boston Beer Co., Inc.—Class A(1)(2)	0	16
Brown-Forman Corp.—Class A	1	42
Brown-Forman Corp.—Class B	2	110
Bunge Global SA	80	8,104
Campbell Soup Co.	9	403
Casey’s General Stores, Inc.	2	426
Church & Dwight Co., Inc.	1	120
Coca-Cola Co.	1,638	96,531
Colgate-Palmolive Co.	1,865	148,679
Conagra Brands, Inc.	1,778	50,946
Constellation Brands, Inc.—Class A	45	10,815
Costco Wholesale Corp.	157	103,500
Coty, Inc.—Class A(1)	18	219
Darling Ingredients, Inc.(1)	8	380
Diageo Plc—ADR	632	92,088
Diageo Plc	2,636	95,671
Dollar General Corp.	586	79,706
Dollar Tree, Inc.(1)	10	1,435
Edgewell Personal Care Co.	115	4,224
Estee Lauder Companies, Inc.—Class A	8	1,100
Flowers Foods, Inc.	9	208
Freshpet, Inc.(1)	2	149
General Mills, Inc.	136	8,836
Grocery Outlet Holding Corp.(1)	4	117
Heineken Holding NV	1,312	111,067
Herbalife Ltd.(1)	208	3,170
Hershey Co.	2	335
Hormel Foods Corp.	14	449
Ingredion, Inc.	91	9,921
J.M. Smucker Co.	5	620
Kellanova	12	693
Kenvue, Inc.	1,621	34,898
Kerry Group Plc—Class A	660	57,317
Keurig Dr Pepper, Inc.	2,272	75,703
Kimberly-Clark Corp.	287	34,924
Kraft Heinz Co.	463	17,111
Kroger Co.	413	18,880
Lamb Weston Holdings, Inc.(2)	0	38
McCormick & Co., Inc.	12	820
Molson Coors Beverage Co.—Class B	278	17,039

Mondelez International, Inc.—Class A	141	10,204
Olaplex Holdings, Inc.(1)	6	14
PepsiCo, Inc.	659	111,882
Performance Food Group Co.(1)	4	259
Philip Morris International, Inc.	2,424	228,059
Pilgrim’s Pride Corp.(1)	2	49
Post Holdings, Inc.(1)	3	227
Procter & Gamble Co.	850	124,532
Reynolds Consumer Products, Inc.	2	63
Seaboard Corp.(2)	0	50
Spectrum Brands Holdings, Inc.	70	5,602
Sprouts Farmers Market, Inc.(1)	290	13,957
Tyson Foods, Inc.—Class A	572	30,757
US Foods Holding Corp.(1)	11	491
Walgreens Boots Alliance, Inc.	241	6,305
Walmart, Inc.	301	47,524
WK Kellogg Co.	3	36

Total Consumer Staples		1,777,223

Energy – 5.79%
Antero Midstream Corp.	11	137
Antero Resources Corp.(1)	14	312
APA Corp.	208	7,456
Baker Hughes Co.—Class A	48	1,653
California Resources Corp.	141	7,710
Chesapeake Energy Corp.	77	5,918
Chevron Corp.	128	19,094
Civitas Resources, Inc.	26	1,761
ConocoPhillips	236	27,405
Coterra Energy, Inc.	36	909
Devon Energy Corp.	31	1,405
Diamondback Energy, Inc.	9	1,341
DT Midstream, Inc.	5	252
Enbridge, Inc.	2,265	81,575
EOG Resources, Inc.	1,156	139,830
EQT Corp.	380	14,693
Exxon Mobil Corp.	1,027	102,667
Halliburton Co.	1,843	66,626
Hess Corp.	833	120,155
HF Sinclair Corp.	190	10,574
Kinder Morgan, Inc.	94	1,651
Marathon Oil Corp.	487	11,758

Marathon Petroleum Corp.	116	17,187
NOV, Inc.	19	379
Occidental Petroleum Corp.	33	1,988
ONEOK, Inc.	26	1,855
Ovintiv, Inc.	7	301
Phillips 66	706	94,005
Pioneer Natural Resources Co.	364	81,901
Plains GP Holdings LP—Class A(1)	1,860	29,666
Range Resources Corp.	11	346
Schlumberger NV	2,163	112,549
Scorpio Tankers, Inc.	79	4,773
Southwestern Energy Co.(1)	52	343
Suncor Energy, Inc.	529	16,945
TC Energy Corp.	380	14,864
TechnipFMC Plc	20	410
TotalEnergies SE—ADR	239	16,086
TotalEnergies SE	1,248	84,865
Valero Energy Corp.	95	12,326
Vitesse Energy, Inc.	22	475
Williams Companies, Inc.	410	14,286

Total Energy		1,130,432

Financials – 19.48%
Affiliated Managers Group, Inc.	51	7,688
Affirm Holdings, Inc.—Class A(1)	11	542
Aflac, Inc.	237	19,549
AGNC Investment Corp.	31	304
Allstate Corp.	543	75,944
Ally Financial, Inc.	12	436
American Express Co.	872	163,445
American Financial Group, Inc.	67	7,998
American International Group, Inc.	2,584	175,080
Ameriprise Financial, Inc.	51	19,409
Annaly Capital Management, Inc.	151	2,921
Aon Plc—Class A	10	2,773
Apollo Global Management, Inc.	96	8,969
Arch Capital Group Ltd.(1)	1,645	122,187
Ares Capital Corp.	394	7,890
Arthur J. Gallagher & Co.	10	2,161
Associated Banc-Corp.	71	1,514
Assurant, Inc.	2	411
Assured Guaranty Ltd.	3	203

Axis Capital Holdings Ltd.	806	44,625
Bank of America Corp.	4,068	136,963
Bank of New York Mellon Corp.	571	29,727
Bank OZK	173	8,607
BankUnited, Inc.	162	5,237
Berkshire Hathaway, Inc.—Class B(1)	469	167,296
BlackRock, Inc.—Class A	7	5,784
Block, Inc.—Class A(1)	16	1,263
Blue Owl Capital, Inc.—Class A	19	280
BOK Financial Corp.	1	124
Brighthouse Financial, Inc.(1)	3	154
Brown & Brown, Inc.	7	493
Capital One Financial Corp.	137	17,906
Carlyle Group, Inc.	83	3,374
CBOE Global Markets, Inc.	5	896
Charles Schwab Corp.	884	60,799
Chubb Ltd.	997	225,348
Cincinnati Financial Corp.	7	758
Citigroup, Inc.	892	45,902
Citizens Financial Group, Inc.	397	13,156
CME Group, Inc.—Class A	469	98,753
CNA Financial Corp.	140	5,912
Coinbase Global, Inc.—Class A(1)	8	1,416
Columbia Banking System, Inc.	10	273
Comerica, Inc.	6	345
Commerce Bancshares, Inc.	6	298
Credit Acceptance Corp.(1)(2)	0	158
Cullen/Frost Bankers, Inc.	3	317
Discover Financial Services	70	7,869
East West Bancorp, Inc.	7	485
Equitable Holdings, Inc.	1,693	56,368
Essent Group Ltd.	99	5,237
Euronet Worldwide, Inc.(1)	1	122
Evercore, Inc.—Class A	2	282
Everest Group Ltd.	20	7,131
Fidelity National Financial, Inc.	11	577
Fidelity National Information Services, Inc.	1,197	71,910
Fifth Third Bancorp	1,538	53,061
First American Financial Corp.	5	309
First Citizens BancShares, Inc.—Class A(2)	0	656
First Hawaiian, Inc.	6	135

First Horizon Corp.	620	8,778
Fiserv, Inc.(1)	971	129,038
FleetCor Technologies, Inc.(1)(2)	0	81
FNB Corp.	433	5,958
Franklin Resources, Inc.	14	411
Global Payments, Inc.	59	7,524
Globe Life, Inc.	4	512
Goldman Sachs Group, Inc.	296	114,102
Hanover Insurance Group, Inc.	2	216
Hartford Financial Services Group, Inc.	698	56,073
Houlihan Lokey, Inc.—Class A	2	275
Huntington Bancshares, Inc.	2,859	36,363
Interactive Brokers Group, Inc.—Class A	5	405
Intercontinental Exchange, Inc.	27	3,492
Invesco Ltd.	17	306
Jack Henry & Associates, Inc.	2	403
Janus Henderson Group Plc	7	197
Jefferies Financial Group, Inc.	1,970	79,621
JP Morgan Chase & Co.	529	89,953
Kemper Corp.	3	135
KeyCorp	100	1,434
KKR & Co., Inc.—Class Miscella	24	1,992
Lazard Ltd.—Class A	5	185
Lincoln National Corp.	132	3,559
Loews Corp.	491	34,167
M&T Bank Corp.	426	58,343
Markel Group, Inc.(1)	1	890
Marsh & McLennan Companies, Inc.	619	117,308
Mastercard, Inc.—Class A	279	118,996
MetLife, Inc.	1,056	69,849
MGIC Investment Corp.	479	9,247
Moody’s Corp.	1	253
Morgan Stanley	1,276	118,997
MSCI, Inc.—Class A	2	1,036
Nasdaq, Inc.	16	948
Navient Corp.	415	7,727
NCR Atleos Corp.(1)	4	86
New York Community Bancorp, Inc.	35	355
Northern Trust Corp.	10	825
NU Holdings Ltd.—Class A(1)	35	292
Old Republic International Corp.	13	373

OneMain Holdings, Inc.—Class A	6	275
PayPal Holdings, Inc.(1)	118	7,248
Pinnacle Financial Partners, Inc.	4	311
PNC Financial Services Group, Inc.	1,020	158,011
Popular, Inc.	3	280
Primerica, Inc.	1	129
Principal Financial Group, Inc.	12	908
Progressive Corp.	7	1,134
Prosperity Bancshares, Inc.	4	277
Prudential Financial, Inc.	18	1,817
Radian Group, Inc.	311	8,870
Raymond James Financial, Inc.	9	1,007
Regions Financial Corp.	680	13,184
Reinsurance Group of America, Inc.—Class A	44	7,197
RenaissanceRe Holdings Ltd.	2	349
Rithm Capital Corp.	556	5,942
RLI Corp.	1	194
Robinhood Markets, Inc.—Class A(1)	32	408
Rocket Companies, Inc.—Class A(1)	4	65
S&P Global, Inc.	14	6,232
SEI Investments Co.	5	311
SLM Corp.	6	119
SoFi Technologies, Inc.(1)	44	436
Starwood Property Trust, Inc.	14	288
State Street Corp.	242	18,767
Stifel Financial Corp.	89	6,164
Synchrony Financial	236	9,027
Synovus Financial Corp.	7	271
T Rowe Price Group, Inc.	11	1,134
TFS Financial Corp.	4	52
TPG, Inc.—Class A	2	84
Tradeweb Markets, Inc.—Class A	4	325
Travelers Companies, Inc.	11	2,116
Truist Financial Corp.	203	7,477
Unum Group	134	6,048
US Bancorp	5,443	235,580
UWM Holdings Corp.	3	19
Virtu Financial, Inc.—Class A	4	81
Visa, Inc.—Class A	941	245,070
Voya Financial, Inc.	91	6,642
Webster Financial Corp.	8	414

Wells Fargo & Co.	3,718	183,023
Western Alliance Bancorp	5	350
Western Union Co.	398	4,745
WEX, Inc.(1)	1	215
White Mountains Insurance Group Ltd.(2)	0	185
Willis Towers Watson Plc	297	71,697
Wintrust Financial Corp.	3	271
WR Berkley Corp.	10	685
XP, Inc.—Class A	15	381
Zions Bancorp N.A.	208	9,106

Total Financials		3,805,356

Healthcare – 13.27%
Abbott Laboratories	1,034	113,784
AbbVie, Inc.	193	29,938
Acadia Healthcare Co., Inc.(1)	4	338
Agilent Technologies, Inc.	3	372
agilon health, Inc.(1)	2	22
Alnylam Pharmaceuticals, Inc.(1)	1	220
Amedisys, Inc.(1)	2	144
Amgen, Inc.	79	22,858
AstraZeneca Plc—ADR	330	22,206
Avantor, Inc.(1)	3,360	76,706
Azenta, Inc.(1)	3	204
Baxter International, Inc.	2,282	88,233
Becton Dickinson & Co.	258	62,855
Biogen, Inc.(1)	56	14,439
BioMarin Pharmaceutical, Inc.(1)	8	759
Bio-Rad Laboratories, Inc.—Class A(1)	1	319
Bio-Techne Corp.(2)	0	29
Boston Scientific Corp.(1)	70	4,066
Bristol Myers Squibb Co.	512	26,256
Cardinal Health, Inc.	166	16,703
Catalent, Inc.(1)	8	380
Centene Corp.(1)	287	21,313
Certara, Inc.(1)	3	57
Charles River Laboratories International, Inc.(1)	2	578
Chemed Corp.(2)	0	121
Cigna Group	460	137,786
Cooper Companies, Inc.	2	877
CVS Health Corp.	866	68,347
Danaher Corp.	611	141,253

DaVita, Inc.(1)	61	6,420
Dentsply Sirona, Inc.	10	356
Doximity, Inc.—Class A(1)	3	89
Elanco Animal Health, Inc.(1)	23	340
Elevance Health, Inc.	306	144,181
Encompass Health Corp.	4	292
Enovis Corp.(1)	2	137
Envista Holdings Corp.(1)	8	188
Exact Sciences Corp.(1)	6	407
Exelixis, Inc.(1)	4	106
Fortrea Holdings, Inc.(1)	4	155
GE HealthCare Technologies, Inc.	244	18,843
Gilead Sciences, Inc.	339	27,450
Globus Medical, Inc.—Class A(1)	4	214
HCA Healthcare, Inc.	63	17,118
Henry Schein, Inc.(1)	103	7,801
Hologic, Inc.(1)	12	828
Humana, Inc.	114	52,104
ICON Plc(1)	3	937
ICU Medical, Inc.(1)	1	104
Illumina, Inc.(1)	5	738
Incyte Corp.(1)	96	6,006
Inmode Ltd.(1)	116	2,589
Integra LifeSciences Holdings Corp.(1)	4	158
Ionis Pharmaceuticals, Inc.(1)	1	45
IQVIA Holdings, Inc.(1)	1	154
Jazz Pharmaceuticals Plc(1)	91	11,206
Johnson & Johnson	1,084	169,943
Karuna Therapeutics, Inc.(1)(2)	0	51
Koninklijke Philips NV	3,023	70,743
Laboratory Corp. of America Holdings	4	960
Lantheus Holdings, Inc.(1)	53	3,280
LivaNova Plc(1)	658	34,027
Maravai LifeSciences Holdings, Inc.—Class A(1)	2	13
McKesson Corp.	44	20,467
Medtronic Plc	3,160	260,342
Merck & Co., Inc.	2,382	259,722
Mirati Therapeutics, Inc.(1)	3	154
Moderna, Inc.(1)	16	1,601
Molina Healthcare, Inc.(1)	1	462
Organon & Co.	235	3,393

Perrigo Co. Plc	6	201
Pfizer, Inc.	3,006	86,529
Premier, Inc.—Class A	5	118
QIAGEN NV(1)	11	476
Quest Diagnostics, Inc.	39	5,314
QuidelOrtho Corp.(1)	40	2,932
R1 RCM, Inc.(1)	8	84
Regeneron Pharmaceuticals, Inc.(1)	5	4,070
Repligen Corp.(1)	1	261
Revvity, Inc.	6	660
Roivant Sciences Ltd.(1)	2	20
Royalty Pharma Plc—Class A	18	504
Sanofi SA—ADR	78	3,883
Sanofi SA	188	18,692
Select Medical Holdings Corp.	49	1,155
Sotera Health Co.(1)	1	21
STERIS Plc	5	1,041
Stryker Corp.	509	152,307
Tandem Diabetes Care, Inc.(1)	2	70
Teladoc Health, Inc.(1)	8	173
Teleflex, Inc.	2	559
Tenet Healthcare Corp.(1)	5	372
Thermo Fisher Scientific, Inc.	7	3,775
United Therapeutics Corp.(1)	24	5,315
UnitedHealth Group, Inc.	451	237,695
Universal Health Services, Inc.—Class B	55	8,418
Vertex Pharmaceuticals, Inc.(1)	1	436
Viatris, Inc.	3,032	32,831
Zimmer Biomet Holdings, Inc.	393	47,774

Total Healthcare		2,590,973

Industrials – 15.08%
3M Co.	110	12,005
Acuity Brands, Inc.	47	9,701
AECOM	776	71,699
AerCap Holdings NV(1)	1,064	79,079
AGCO Corp.	121	14,745
Air Lease Corp.—Class A	5	207
Airbus SE	725	112,077
Alaska Air Group, Inc.(1)	159	6,223
Allegion Plc(2)	0	36
Allison Transmission Holdings, Inc.	133	7,746

American Airlines Group, Inc.(1)	20	278
AMETEK, Inc.	11	1,810
AO Smith Corp.	5	424
Armstrong World Industries, Inc.	2	155
Atkore, Inc.(1)	91	14,528
Automatic Data Processing, Inc.	330	76,993
Avis Budget Group, Inc.	1	120
AZEK Co., Inc.—Class A(1)	6	244
Boeing Co.(1)	253	65,997
Boise Cascade Co.	47	6,132
Broadridge Financial Solutions, Inc.	1	189
Builders FirstSource, Inc.(1)	6	1,014
BWX Technologies, Inc.	1,146	87,894
CACI International, Inc.—Class A(1)	206	66,854
Canadian National Railway Co.	865	108,688
Carlisle Companies, Inc.	2	740
Carrier Global Corp.	40	2,284
Caterpillar, Inc.	42	12,349
Ceridian HCM Holding, Inc.(1)	7	436
CH Robinson Worldwide, Inc.	1	112
Cintas Corp.(2)	0	285
Clarivate Plc(1)	22	207
Clean Harbors, Inc.(1)	2	423
CNH Industrial NV	1,104	13,450
Concentrix Corp.	2	210
Core & Main, Inc.—Class B(1)	6	241
Crane Co.	2	266
CSX Corp.	86	2,968
Cummins, Inc.	77	18,333
Curtiss-Wright Corp.	2	407
Deere & Co.	107	42,721
Delta Air Lines, Inc.	217	8,744
Donaldson Co., Inc.	3	215
Dover Corp.	7	1,024
Driven Brands Holdings, Inc.(1)	3	38
Dun & Bradstreet Holdings, Inc.	12	145
Eaton Corp. Plc	19	4,618
EMCOR Group, Inc.	1	316
Emerson Electric Co.	27	2,672
Equifax, Inc.	2	445
Esab Corp.	3	228

Expeditors International of Washington, Inc.	6	799
Fastenal Co.	7	451
FedEx Corp.	336	84,884
Ferguson Plc	9	1,798
Flowserve Corp.	104	4,267
Fortive Corp.	17	1,262
Fortune Brands Innovations, Inc.	6	455
FTI Consulting, Inc.(1)	1	261
Gates Industrial Corp. Plc(1)	472	6,333
Generac Holdings, Inc.(1)	3	386
General Dynamics Corp.	428	111,184
General Electric Co.	675	86,109
Genpact Ltd.	6	216
Graco, Inc.	5	404
Griffon Corp.	12	731
GXO Logistics, Inc.(1)	6	345
Hayward Holdings, Inc.(1)	6	82
HEICO Corp.(2)	0	41
HEICO Corp.—Class A(2)	0	51
Hertz Global Holdings, Inc.(1)	6	60
Hexcel Corp.	4	294
Hillenbrand, Inc.	56	2,670
Honeywell International, Inc.	705	147,813
Howmet Aerospace, Inc.	18	979
Hub Group, Inc.—Class A(1)	53	4,864
Hubbell, Inc.—Class B	1	467
Huntington Ingalls Industries, Inc.	26	6,804
IDEX Corp.	3	720
Illinois Tool Works, Inc.	3	704
Ingersoll Rand, Inc.	19	1,494
ITT, Inc.	4	482
Jacobs Solutions, Inc.	6	779
JB Hunt Transport Services, Inc.	397	79,204
Johnson Controls International Plc	33	1,909
KBR, Inc.	4	235
Kirby Corp.(1)	3	229
Knight-Swift Transportation Holdings, Inc.—Class A	8	436
L3Harris Technologies, Inc.	307	64,571
Landstar System, Inc.(2)	0	60
Leidos Holdings, Inc.	7	705
Lennox International, Inc.	2	682

Lincoln Electric Holdings, Inc.(2)	0	34
Lockheed Martin Corp.	160	72,309
ManpowerGroup, Inc.	2	189
Masco Corp.	11	718
MasTec, Inc.(1)	3	227
Matson, Inc.	61	6,653
MDU Resources Group, Inc.	2,011	39,809
Mercury Systems, Inc.(1)	2	81
Middleby Corp.(1)	3	379
Moog, Inc.—Class A	48	6,884
MSA Safety, Inc.	2	256
MSC Industrial Direct Co., Inc.—Class A	2	218
Nordson Corp.	3	725
Norfolk Southern Corp.	122	28,903
Northrop Grumman Corp.	377	176,448
nVent Electric Plc	8	470
Old Dominion Freight Line, Inc.(2)	0	136
Oshkosh Corp.	100	10,862
Otis Worldwide Corp.	19	1,680
Owens Corning	109	16,142
PACCAR, Inc.	25	2,408
Parker-Hannifin Corp.	6	2,829
Paycor HCM, Inc.(1)	1	28
Pentair Plc	8	572
Plug Power, Inc.(1)	25	111
Quanta Services, Inc.	5	1,091
RB Global, Inc.	2	139
RBC Bearings, Inc.(1)	1	386
Regal Rexnord Corp.	3	474
Republic Services, Inc.—Class A	10	1,626
Robert Half, Inc.	5	433
RTX Corp.	789	66,415
Ryder System, Inc.	102	11,691
Safran SA	617	108,835
Saia, Inc.(1)	1	504
Schneider National, Inc.—Class B	3	67
Science Applications International Corp.	58	7,223
Sensata Technologies Holding Plc	7	267
Siemens AG	241	45,238
SiteOne Landscape Supply, Inc.(1)	1	228
Snap-on, Inc.	41	11,777

Southwest Airlines Co.	1,085	31,323
Spirit AeroSystems Holdings, Inc.—Class A(1)	5	151
SS&C Technologies Holdings, Inc.	10	634
Stanley Black & Decker, Inc.	1,139	111,740
Stericycle, Inc.(1)	337	16,696
Sunrun, Inc.(1)	11	217
Tetra Tech, Inc.	2	346
Textron, Inc.	204	16,408
Timken Co.	3	231
Trane Technologies Plc	8	1,888
TransDigm Group, Inc.	2	2,141
TransUnion	9	640
U-Haul Holding Co.(1)(2)	0	29
U-Haul Holding Co.—Class B	833	58,651
Union Pacific Corp.	513	126,037
United Airlines Holdings, Inc.(1)	169	6,985
United Parcel Service, Inc.—Class B	1,225	192,675
United Rentals, Inc.	17	10,001
Valmont Industries, Inc.	1	226
Veralto Corp.	10	862
Vertiv Holdings Co.—Class A	4,503	216,290
Vestis Corp.	2,168	45,837
Waste Management, Inc.	2	350
Watsco, Inc.	1	516
WESCO International, Inc.	2	373
Westinghouse Air Brake Technologies Corp.	9	1,080
WillScot Mobile Mini Holdings Corp.—Class A(1)	7	317
Woodward, Inc.	3	384
XPO, Inc.(1)	6	485
Xylem, Inc.	10	1,140

Total Industrials		2,945,053

Information Technology – 9.30%
Accenture Plc—Class A	430	150,786
Advanced Micro Devices, Inc.(1)	61	8,925
Akamai Technologies, Inc.(1)	7	869
Amdocs Ltd.	81	7,111
Amkor Technology, Inc.	293	9,738
Amphenol Corp.—Class A	14	1,371
Analog Devices, Inc.	24	4,755
ANSYS, Inc.(1)	1	257
Applied Materials, Inc.	310	50,185

AppLovin Corp.—Class A(1)	8	306
Arrow Electronics, Inc.(1)	93	11,394
Aspen Technology, Inc.(1)	1	303
Avnet, Inc.	110	5,560
Bentley Systems, Inc.—Class B	1	31
BILL Holdings, Inc.(1)	5	402
Broadcom, Inc.	146	163,172
CCC Intelligent Solutions Holdings, Inc.(1)	10	116
CDW Corp.(2)	0	95
Ciena Corp.(1)	7	324
Cirrus Logic, Inc.(1)	3	218
Cisco Systems, Inc.	761	38,429
Cognex Corp.	8	347
Cognizant Technology Solutions Corp.—Class A	987	74,569
Coherent Corp.(1)	6	246
Consensus Cloud Solutions, Inc.(1)	4	100
Corning, Inc.	36	1,105
Crane NXT Co.	47	2,679
Dell Technologies, Inc.—Class C	206	15,736
Diodes, Inc.(1)	77	6,232
Dolby Laboratories, Inc.—Class A	3	237
Dropbox, Inc.—Class A(1)	155	4,581
DXC Technology Co.(1)	177	4,038
Entegris, Inc.	7	811
F5, Inc.(1)	3	522
First Solar, Inc.(1)	5	875
Flex Ltd.(1)	337	10,277
Gen Digital, Inc.	23	519
GLOBALFOUNDRIES, Inc.(1)	4	221
GoDaddy, Inc.—Class A(1)	3	317
Guidewire Software, Inc.(1)	4	432
HashiCorp, Inc.—Class A(1)	1	30
Hewlett Packard Enterprise Co.	534	9,063
HP, Inc.	609	18,320
Informatica, Inc.—Class A(1)	2	47
Intel Corp.	567	28,468
International Business Machines Corp.	88	14,359
Intuit, Inc.	77	47,929
IPG Photonics Corp.(1)	1	159
Jabil, Inc.	107	13,686
Juniper Networks, Inc.	15	448

Keysight Technologies, Inc.(1)	6	1,002
Kyndryl Holdings, Inc.(1)	11	219
Lam Research Corp.(2)	0	259
Littelfuse, Inc.	1	305
Lumentum Holdings, Inc.(1)	3	162
Marvell Technology, Inc.	41	2,481
Microchip Technology, Inc.	747	67,397
Micron Technology, Inc.	53	4,494
Microsoft Corp.	638	239,775
MKS Instruments, Inc.	3	317
Motorola Solutions, Inc.	1	195
nCino, Inc.(1)	3	112
NCR Voyix Corp.(1)	7	113
NetApp, Inc.	6	544
Nutanix, Inc.—Class A(1)	8	398
NXP Semiconductors NV	269	61,840
Okta, Inc.—Class A(1)	7	614
ON Semiconductor Corp.(1)	21	1,719
Oracle Corp.	870	91,683
PTC, Inc.(1)	3	453
Pure Storage, Inc.—Class A(1)	3	111
Qorvo, Inc.(1)	5	531
QUALCOMM, Inc.	1,365	197,454
Roper Technologies, Inc.	5	2,770
Salesforce, Inc.(1)	11	2,946
Samsung Electronics Co. Ltd.	1,571	95,342
SentinelOne, Inc.—Class A(1)	10	265
Skyworks Solutions, Inc.	695	78,163
TD SYNNEX Corp.	89	9,602
TE Connectivity Ltd.	125	17,581
Teledyne Technologies, Inc.(1)	2	992
Teradyne, Inc.	1	143
Texas Instruments, Inc.	1,283	218,778
Trimble, Inc.(1)	12	625
Twilio, Inc.—Class A(1)	7	524
Tyler Technologies, Inc.(1)(2)	0	200
Ubiquiti, Inc.(2)	0	4
UiPath, Inc.—Class A(1)	4	112
Unity Software, Inc.(1)	9	353
Universal Display Corp.	1	230
VeriSign, Inc.(1)	4	842

Viasat, Inc.(1)	6	167
Vontier Corp.	5	171
Western Digital Corp.(1)	16	818
Wolfspeed, Inc.(1)	6	258
Zebra Technologies Corp.—Class A(1)	2	554
Zoom Video Communications, Inc.—Class A(1)	12	880

Total Information Technology		1,815,198

Materials – 4.51%
Air Products & Chemicals, Inc.	279	76,298
Albemarle Corp.	6	807
Alcoa Corp.	8	288
Amcor Plc	71	681
AptarGroup, Inc.	3	394
Ardagh Group SA—Class A(1)(5)	1	7
Ardagh Metal Packaging SA	4	16
Ashland, Inc.	2	200
Avery Dennison Corp.	3	526
Axalta Coating Systems Ltd.(1)	2,399	81,481
Ball Corp.	15	846
Berry Global Group, Inc.	148	9,959
Celanese Corp.—Class A	5	733
CF Industries Holdings, Inc.	760	60,387
Chemours Co.	7	221
Cleveland-Cliffs, Inc.(1)	24	495
Corteva, Inc.	34	1,632
CRH Plc	1,395	96,480
Crown Holdings, Inc.	5	476
Dow, Inc.	34	1,852
DuPont de Nemours, Inc.	598	45,966
Eagle Materials, Inc.	1	127
Eastman Chemical Co.	103	9,240
Ecolab, Inc.	475	94,309
Element Solutions, Inc.	2,938	67,983
FMC Corp.	5	324
Freeport-McMoRan, Inc.	69	2,924
Ginkgo Bioworks Holdings, Inc.(1)	72	122
Graphic Packaging Holding Co.	257	6,333
Huntsman Corp.	264	6,627
Ingevity Corp.(1)	87	4,108
International Flavors & Fragrances, Inc.	108	8,749
International Paper Co.	1,045	37,763

Knife River Corp.(1)	1,155	76,405
Linde Plc	331	136,088
Louisiana-Pacific Corp.	3	223
LyondellBasell Industries NV—Class A	85	8,077
Martin Marietta Materials, Inc.	3	1,490
Mosaic Co.	16	565
MP Materials Corp.(1)	5	109
NewMarket Corp.	16	8,737
Newmont Corp.	55	2,279
Nucor Corp.	12	2,111
Olin Corp.	6	335
Packaging Corp. of America	4	688
PPG Industries, Inc.	8	1,255
Reliance Steel & Aluminum Co.	48	13,433
Royal Gold, Inc.	3	382
RPM International, Inc.	5	552
Sealed Air Corp.	3	100
Sherwin-Williams Co.	2	595
Silgan Holdings, Inc.	4	184
Sonoco Products Co.	5	259
SSR Mining, Inc.	10	108
Steel Dynamics, Inc.	8	905
United States Steel Corp.	11	518
Vulcan Materials Co.	5	1,119
Westlake Corp.	2	217
Westrock Co.	126	5,235

Total Materials		880,323

Real Estate – 3.34%
Agree Realty Corp.	4	276
Alexandria Real Estate Equities, Inc.	8	1,037
American Assets Trust, Inc.	216	4,858
American Homes 4 Rent—Class A	16	572
American Tower Corp.	359	77,555
Americold Realty Trust, Inc.	13	397
Apartment Income REIT Corp.	7	246
AvalonBay Communities, Inc.	7	1,286
Boston Properties, Inc.	7	519
Brandywine Realty Trust	330	1,784
Brixmor Property Group, Inc.	14	332
Camden Property Trust	5	500
CBRE Group, Inc.—Class A(1)	15	1,376

COPT Defense Properties	1,326	33,984
CoStar Group, Inc.(1)	11	961
Cousins Properties, Inc.	293	7,125
Crown Castle, Inc.	18	2,127
CubeSmart	1,170	54,236
Digital Realty Trust, Inc.	14	1,937
EastGroup Properties, Inc.	2	394
EPR Properties	3	166
Equinix, Inc.	2	1,788
Equity LifeStyle Properties, Inc.	6	395
Equity Residential	793	48,495
Essex Property Trust, Inc.	3	755
Extra Space Storage, Inc.	10	1,622
Federal Realty Investment Trust	4	397
First Industrial Realty Trust, Inc.	6	332
Gaming & Leisure Properties, Inc.	12	613
Healthcare Realty Trust, Inc.—Class A	19	323
Healthpeak Properties, Inc.	27	529
Highwoods Properties, Inc.	5	125
Host Hotels & Resorts, Inc.	528	10,287
Howard Hughes Holdings, Inc.(1)	624	53,384
Invitation Homes, Inc.	29	995
Iron Mountain, Inc.	7	495
Jones Lang LaSalle, Inc.(1)	2	439
Kilroy Realty Corp.	6	230
Kimco Realty Corp.	32	672
Lamar Advertising Co.—Class A	1	113
Medical Properties Trust, Inc.	236	1,158
Mid-America Apartment Communities, Inc.	6	745
National Storage Affiliates Trust	4	150
NET Lease Office Properties	1	13
NNN REIT, Inc.	9	383
Office Properties Income Trust	132	964
Omega Healthcare Investors, Inc.	202	6,203
Park Hotels & Resorts, Inc.	11	167
Prologis, Inc.	44	5,915
Public Storage	375	114,415
Rayonier, Inc.	891	29,782
Realty Income Corp.	35	1,999
Regency Centers Corp.	9	579
Rexford Industrial Realty, Inc.	10	563

SBA Communications Corp.—Class A	5	1,169
Simon Property Group, Inc.	12	1,728
Spirit Realty Capital, Inc.	7	304
STAG Industrial, Inc.	9	340
Sun Communities, Inc.	5	614
UDR, Inc.	15	569
Ventas, Inc.	19	950
VICI Properties, Inc.—Class A	2,982	95,068
Vornado Realty Trust	107	3,018
Welltower, Inc.	109	9,860
Weyerhaeuser Co.	1,753	60,945
WP Carey, Inc.	10	660
Zillow Group, Inc.—Class A(1)	3	142
Zillow Group, Inc.—Class C(1)	8	438

Total Real Estate		652,498

Utilities – 2.80%
AES Corp.	12	235
Alliant Energy Corp.	12	615
Ameren Corp.	204	14,731
American Electric Power Co., Inc.	25	2,016
American Water Works Co., Inc.	9	1,227
Atmos Energy Corp.	7	825
Avangrid, Inc.	4	114
Brookfield Renewable Corp.—Class A	6	179
CenterPoint Energy, Inc.	2,067	59,068
Clearway Energy, Inc.—Class A	1	38
Clearway Energy, Inc.—Class C	4	117
CMS Energy Corp.	14	806
Consolidated Edison, Inc.	17	1,507
Constellation Energy Corp.	16	1,828
Dominion Energy, Inc.	1,026	48,234
DTE Energy Co.	10	1,084
Duke Energy Corp.	37	3,591
Edison International	18	1,309
Entergy Corp.	700	70,862
Essential Utilities, Inc.	11	425
Evergy, Inc.	11	556
Eversource Energy	17	1,027
Exelon Corp.	1,692	60,734
FirstEnergy Corp.	26	953
Hawaiian Electric Industries, Inc.	5	66

IDACORP, Inc.—Class Rights	2	243
National Fuel Gas Co.	96	4,838
NextEra Energy, Inc.	511	31,053
NiSource, Inc.	285	7,558
NRG Energy, Inc.	291	15,066
OGE Energy Corp.	10	336
PG&E Corp.	438	7,899
Pinnacle West Capital Corp.	866	62,183
PPL Corp.	35	955
Public Service Enterprise Group, Inc.	24	1,451
Sempra	360	26,911
Southern Co.	1,329	93,184
UGI Corp.	176	4,319
Vistra Corp.	387	14,925
WEC Energy Group, Inc.	15	1,286
Xcel Energy, Inc.	26	1,628

Total Utilities		545,982

Total Common Stocks (Cost: $13,605,935)		19,017,727

CONVERTIBLE PREFERRED STOCKS – 0.03%
Utilities – 0.03%
NextEra Energy, Inc., 6.93%	167	6,353

Total Utilities		6,353

Total Convertible Preferred Stocks (Cost: $7,704)		6,353

PREFERRED STOCKS – 0.22%
Consumer Discretionary – 0.22%
Dr Ing hc F Porsche AG(3)	240	21,176
Volkswagen AG	176	21,682

Total Consumer Discretionary		42,858

Total Preferred Stocks (Cost: $48,184)		42,858

SHORT-TERM INVESTMENTS – 2.25%
Money Market Funds – 2.24%
Goldman Sachs Financial Square Government Fund—Class I, 5.24%(4)	437,907	437,907

Total Money Market Funds (Cost: $437,907)		437,907

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.01%
Bank of Montreal, London, 4.83% due 01/02/2024		$558	558
Brown Brothers Harriman, 2.96% due 01/02/2024	EUR	477	527
Royal Bank of Canada, London, 2.96% due 01/02/2024		254	280
Royal Bank of Canada, London, 4.41% due 01/02/2024	GBP	2	3
Skandinaviska Enskilda Banken AB, Stockholm, -1.49% due 01/02/2024(2)	SEK	0	0

Total Time Deposits (Cost: $1,368)			1,368

Total Short-Term Investments (Cost: $439,275)			439,275

TOTAL INVESTMENTS IN SECURITIES – 99.89% (Cost: $14,101,098)			19,506,213

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.11%			22,058

TOTAL NET ASSETS – 100.00%			$19,528,271

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

EUR Euro

GBP British Pound

SEK Swedish Krona

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $21,176, which represents 0.11% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $7, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
25	S&P 500 E-mini Future	Mar. 2024	$5,853	$6,025	$172

					$172

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.62%
Communication Services – 8.92%
Alphabet, Inc.—Class A(1)	534	$74,544
Alphabet, Inc.—Class C(1)	253	35,593
AT&T, Inc.	96	1,612
Charter Communications, Inc.—Class A(1)	2	921
Comcast Corp.—Class A	526	23,052
Electronic Arts, Inc.	95	12,931
Live Nation Entertainment, Inc.(1)	13	1,205
Meta Platforms, Inc.—Class A(1)	145	51,424
Netflix, Inc.(1)	47	22,829
Omnicom Group, Inc.	8	723
Snap, Inc.—Class A(1)	219	3,705
Spotify Technology SA(1)	31	5,743
T-Mobile U.S., Inc.	146	23,355
Trade Desk, Inc.—Class A(1)	20	1,448
Verizon Communications, Inc.	55	2,063
Walt Disney Co.	39	3,528
Warner Bros Discovery, Inc.(1)	41	468

Total Communication Services		265,144

Consumer Discretionary – 8.95%
Amazon.com, Inc.(1)	598	90,791
Aptiv Plc(1)	79	7,053
Aramark	395	11,093
AutoNation, Inc.(1)	31	4,695
AutoZone, Inc.(1)(2)	0	494
Best Buy Co., Inc.	1	97
Booking Holdings, Inc.(1)	3	11,901
BorgWarner, Inc.	15	554
Carnival Corp.(1)	61	1,137
Chipotle Mexican Grill, Inc.—Class A(1)	3	6,847
Coupang, Inc.—Class A(1)	173	2,803
Darden Restaurants, Inc.(2)	0	1
Domino’s Pizza, Inc.	2	766
DR Horton, Inc.	8	1,163
eBay, Inc.	15	639
Ford Motor Co.	30	371
General Motors Co.	21	756
Hilton Worldwide Holdings, Inc.	3	633
Home Depot, Inc.	40	13,810
Las Vegas Sands Corp.	255	12,560

Lithia Motors, Inc.—Class A	22	7,199
Lowe’s Companies, Inc.	10	2,242
Marriott International, Inc.—Class A	15	3,424
McDonald’s Corp.	7	1,993
MGM Resorts International(1)	109	4,890
NIKE, Inc.—Class B	15	1,653
Norwegian Cruise Line Holdings Ltd.(1)	30	601
O’Reilly Automotive, Inc.(1)	1	986
Peloton Interactive, Inc.—Class A(1)	160	975
Pool Corp.	1	497
PulteGroup, Inc.	3	299
Ralph Lauren Corp.—Class A	1	164
Rivian Automotive, Inc.—Class A(1)	52	1,223
Ross Stores, Inc.	99	13,691
SeaWorld Entertainment, Inc.(1)	73	3,831
SharkNinja, Inc.	223	11,411
Starbucks Corp.	8	781
Tesla, Inc.(1)	28	7,067
TJX Companies, Inc.	239	22,461
Ulta Beauty, Inc.(1)(2)	0	118
Whirlpool Corp.	5	619
Wynn Resorts Ltd.	127	11,549

Total Consumer Discretionary		265,838

Consumer Staples – 4.08%
Altria Group, Inc.	54	2,183
Coca-Cola Co.	195	11,512
Colgate-Palmolive Co.	5	381
Conagra Brands, Inc.	56	1,616
Costco Wholesale Corp.	4	2,628
Dollar General Corp.	11	1,538
Estee Lauder Companies, Inc.—Class A	8	1,100
Hershey Co.	1	95
J.M. Smucker Co.(2)	0	31
Kenvue, Inc.	70	1,513
Keurig Dr Pepper, Inc.	330	10,998
Kimberly-Clark Corp.	7	806
Kraft Heinz Co.	40	1,465
Kroger Co.	4	161
Molson Coors Beverage Co.—Class B	9	556
Mondelez International, Inc.—Class A	111	8,067
Monster Beverage Corp.(1)	138	7,944

PepsiCo, Inc.	77	13,112
Philip Morris International, Inc.	131	12,284
Procter & Gamble Co.	114	16,734
Target Corp.	10	1,403
Walgreens Boots Alliance, Inc.	48	1,264
Walmart, Inc.	151	23,828

Total Consumer Staples		121,219

Energy – 4.89%
Baker Hughes Co.—Class A	31	1,059
Chevron Corp.	111	16,505
ConocoPhillips	22	2,515
Coterra Energy, Inc.	28	725
Diamondback Energy, Inc.	3	510
Enbridge, Inc.	216	7,780
EOG Resources, Inc.	10	1,216
EQT Corp.	116	4,493
Exxon Mobil Corp.	191	19,140
Halliburton Co.	320	11,572
Hess Corp.	111	15,966
Kinder Morgan, Inc.	360	6,348
Marathon Oil Corp.	55	1,320
Marathon Petroleum Corp.	4	647
ONEOK, Inc.	1	83
Phillips 66	106	14,125
Pioneer Natural Resources Co.	118	26,475
Plains GP Holdings LP—Class A(1)	459	7,319
Schlumberger NV	102	5,322
Targa Resources Corp.	5	415
Valero Energy Corp.	6	787
Vitesse Energy, Inc.	22	485
Williams Companies, Inc.	10	338

Total Energy		145,145

Financials – 14.15%
Affirm Holdings, Inc.—Class A(1)	90	4,418
Aflac, Inc.	7	546
Allstate Corp.	84	11,752
American Express Co.	49	9,101
American International Group, Inc.	179	12,142
Ameriprise Financial, Inc.(2)	0	38
Aon Plc—Class A	4	1,052
Arthur J. Gallagher & Co.(2)	0	63

Axis Capital Holdings Ltd.	152	8,413
Bank of America Corp.	264	8,901
Berkshire Hathaway, Inc.—Class B(1)	153	54,593
BlackRock, Inc.—Class A	2	1,810
Brown & Brown, Inc.	10	717
Capital One Financial Corp.	16	2,127
Charles Schwab Corp.	19	1,317
Chubb Ltd.	54	12,290
Citigroup, Inc.	27	1,379
CME Group, Inc.—Class A	47	9,827
Discover Financial Services	12	1,378
FactSet Research Systems, Inc.(2)	0	88
Fidelity National Information Services, Inc.	203	12,175
Fifth Third Bancorp	50	1,737
Fiserv, Inc.(1)	166	22,095
Global Payments, Inc.	63	7,980
Globe Life, Inc.(2)	0	1
Goldman Sachs Group, Inc.	2	652
Hartford Financial Services Group, Inc.	77	6,198
Intercontinental Exchange, Inc.	60	7,734
Jefferies Financial Group, Inc.	343	13,862
JP Morgan Chase & Co.	177	30,023
M&T Bank Corp.	52	7,060
Marsh & McLennan Companies, Inc.	3	650
Mastercard, Inc.—Class A	55	23,629
Moody’s Corp.	2	817
MSCI, Inc.—Class A	1	703
PayPal Holdings, Inc.(1)	44	2,731
PNC Financial Services Group, Inc.	11	1,665
Progressive Corp.	99	15,809
Prudential Financial, Inc.	21	2,151
Raymond James Financial, Inc.(2)	0	1
Regions Financial Corp.	50	973
S&P Global, Inc.	3	1,163
State Street Corp.	2	126
Tradeweb Markets, Inc.—Class A	80	7,270
Travelers Companies, Inc.	82	15,536
Truist Financial Corp.	37	1,383
US Bancorp	538	23,299
Visa, Inc.—Class A	185	48,130
Wells Fargo & Co.	201	9,896

Willis Towers Watson Plc	50	12,076
WR Berkley Corp.	14	974

Total Financials		420,451

Healthcare – 12.31%
Abbott Laboratories	15	1,662
AbbVie, Inc.	76	11,774
Agilent Technologies, Inc.	4	614
Align Technology, Inc.(1)	3	882
Amgen, Inc.	3	999
Avantor, Inc.(1)	479	10,929
Becton Dickinson & Co.	89	21,743
Biogen, Inc.(1)	5	1,193
Bio-Rad Laboratories, Inc.—Class A(1)	5	1,569
Bio-Techne Corp.	3	250
Boston Scientific Corp.(1)	11	634
Bristol Myers Squibb Co.	12	636
Catalent, Inc.(1)	14	626
Cencora, Inc.—Class A(2)	0	77
Centene Corp.(1)	22	1,639
Charles River Laboratories International, Inc.(1)	9	2,016
Cigna Group	62	18,664
CVS Health Corp.	29	2,298
Danaher Corp.	7	1,690
DaVita, Inc.(1)	9	958
DexCom, Inc.(1)	8	1,024
Edwards Lifesciences Corp.(1)	5	378
Elevance Health, Inc.	27	12,579
Eli Lilly & Co.	61	35,757
GE HealthCare Technologies, Inc.	2	141
Gilead Sciences, Inc.	15	1,255
HCA Healthcare, Inc.	2	586
Hologic, Inc.(1)	27	1,960
Humana, Inc.	24	11,161
IDEXX Laboratories, Inc.(1)	1	642
Intuitive Surgical, Inc.(1)	45	15,131
IQVIA Holdings, Inc.(1)	3	631
Johnson & Johnson	142	22,249
Laboratory Corp. of America Holdings	2	529
Legend Biotech Corp.—ADR(1)	45	2,722
LivaNova Plc(1)	126	6,535
McKesson Corp.	3	1,374

Medtronic Plc	117	9,602
Merck & Co., Inc.	309	33,733
Mettler-Toledo International, Inc.(1)	1	1,536
Moderna, Inc.(1)	7	679
Molina Healthcare, Inc.(1)	2	602
Pfizer, Inc.	59	1,705
Regeneron Pharmaceuticals, Inc.(1)	1	1,228
Stryker Corp.	83	24,952
Teleflex, Inc.	7	1,730
Thermo Fisher Scientific, Inc.	27	14,500
UnitedHealth Group, Inc.	133	69,796
Vertex Pharmaceuticals, Inc.(1)	18	7,229
Viatris, Inc.	135	1,467
Zimmer Biomet Holdings, Inc.	5	579
Zoetis, Inc.—Class A	5	1,009

Total Healthcare		365,854

Industrials – 10.28%
3M Co.	16	1,786
AECOM	132	12,231
AerCap Holdings NV(1)	194	14,454
Automatic Data Processing, Inc.	66	15,290
Boeing Co.(1)	6	1,645
BWX Technologies, Inc.	206	15,812
CACI International, Inc.—Class A(1)	36	11,704
Canadian Pacific Kansas City Ltd.	81	6,425
Caterpillar, Inc.	2	668
Ceridian HCM Holding, Inc.(1)	2	112
CH Robinson Worldwide, Inc.	6	509
Copart, Inc.(1)	32	1,583
CSX Corp.	41	1,420
Cummins, Inc.(2)	0	48
Deere & Co.	11	4,208
Delta Air Lines, Inc.	14	563
Dover Corp.	3	487
Eaton Corp. Plc	48	11,529
Emerson Electric Co.	53	5,110
Fastenal Co.	2	103
FedEx Corp.	1	265
General Dynamics Corp.(2)	0	72
General Electric Co.	10	1,255
Honeywell International, Inc.	99	20,789

Howmet Aerospace, Inc.	16	888
Illinois Tool Works, Inc.	5	1,234
Ingersoll Rand, Inc.	133	10,263
Jacobs Solutions, Inc.	15	1,916
JB Hunt Transport Services, Inc.	66	13,200
Johnson Controls International Plc	21	1,228
L3Harris Technologies, Inc.	8	1,660
Leidos Holdings, Inc.	23	2,459
Lockheed Martin Corp.	1	546
MDU Resources Group, Inc.	393	7,787
Norfolk Southern Corp.	3	706
Northrop Grumman Corp.	11	5,350
Old Dominion Freight Line, Inc.	7	2,943
Otis Worldwide Corp.	1	78
PACCAR, Inc.	7	700
Parker-Hannifin Corp.(2)	0	225
Paychex, Inc.	12	1,462
Paylocity Holding Corp.(1)	26	4,337
Pentair Plc	21	1,533
Quanta Services, Inc.(2)	0	75
Republic Services, Inc.—Class A	4	618
Rockwell Automation, Inc.	1	432
Rollins, Inc.	22	982
RTX Corp.	162	13,620
Stanley Black & Decker, Inc.	100	9,823
Textron, Inc.(2)	0	0
Trane Technologies Plc(2)	0	44
U-Haul Holding Co.—Class B	144	10,134
Union Pacific Corp.	18	4,352
United Airlines Holdings, Inc.(1)	16	669
United Parcel Service, Inc.—Class B	59	9,291
Vertiv Holdings Co.—Class A	914	43,908
Vestis Corp.	296	6,258
Waste Management, Inc.	104	18,579
Westinghouse Air Brake Technologies Corp.(2)	0	1
WW Grainger, Inc.(2)	0	121

Total Industrials		305,490

Information Technology – 24.33%
Accenture Plc—Class A	7	2,606
Adobe, Inc.(1)	44	26,545
Advanced Micro Devices, Inc.(1)	52	7,650

Akamai Technologies, Inc.(1)	14	1,710
Amphenol Corp.—Class A	116	11,456
Analog Devices, Inc.	8	1,525
ANSYS, Inc.(1)	3	950
Apple, Inc.	766	147,414
Applied Materials, Inc.	7	1,122
Arista Networks, Inc.(1)	48	11,345
ASML Holding NV—Class REG	31	23,171
Atlassian Corp.—Class A(1)	24	5,599
Autodesk, Inc.(1)	4	960
Broadcom, Inc.	26	28,904
Cadence Design Systems, Inc.(1)	37	10,003
CDW Corp.	1	145
Cisco Systems, Inc.	23	1,181
Cognizant Technology Solutions Corp.—Class A	175	13,180
Corning, Inc.	48	1,455
Dynatrace, Inc.(1)	84	4,571
Fair Isaac Corp.(1)	3	3,509
Fortinet, Inc.(1)	24	1,399
Hewlett Packard Enterprise Co.	8	130
Intel Corp.	43	2,148
Intuit, Inc.	47	29,648
Lam Research Corp.	2	1,310
Marvell Technology, Inc.	43	2,600
Microchip Technology, Inc.	138	12,488
Micron Technology, Inc.	11	967
Microsoft Corp.	550	207,008
MongoDB, Inc.—Class A(1)	9	3,709
Motorola Solutions, Inc.	2	575
NVIDIA Corp.	136	67,419
NXP Semiconductors NV	2	509
ON Semiconductor Corp.(1)	5	398
Oracle Corp.	276	29,150
Qorvo, Inc.(1)	14	1,621
QUALCOMM, Inc.	112	16,129
Roper Technologies, Inc.(2)	0	140
Salesforce, Inc.(1)	42	10,984
ServiceNow, Inc.(1)	19	13,135
Skyworks Solutions, Inc.	87	9,733
Synopsys, Inc.(1)	2	1,010
TE Connectivity Ltd.	7	1,026

Teledyne Technologies, Inc.(1)	5	2,411
Teradyne, Inc.	1	100
Texas Instruments, Inc.	5	905
Trimble, Inc.(1)	22	1,169

Total Information Technology		722,822

Materials – 5.12%
Air Products & Chemicals, Inc.	75	20,484
ArcelorMittal SA	239	6,774
Axalta Coating Systems Ltd.(1)	395	13,414
Ball Corp.	55	3,164
Corteva, Inc.	27	1,299
CRH Plc	272	18,798
Crown Holdings, Inc.	43	4,004
Dow, Inc.	9	515
DuPont de Nemours, Inc.	172	13,193
Ecolab, Inc.	38	7,620
Element Solutions, Inc.	496	11,467
Freeport-McMoRan, Inc.	10	433
International Flavors & Fragrances, Inc.	15	1,238
International Paper Co.	23	828
Knife River Corp.(1)	171	11,299
Linde Plc	8	3,287
LyondellBasell Industries NV—Class A	11	1,046
Martin Marietta Materials, Inc.(2)	0	52
Newmont Corp.	8	332
Nucor Corp.	8	1,327
PPG Industries, Inc.	91	13,644
Sherwin-Williams Co.	28	8,683
Vulcan Materials Co.	38	8,552
Westrock Co.	17	699

Total Materials		152,152

Real Estate – 2.50%
American Tower Corp.	56	12,055
AvalonBay Communities, Inc.	5	906
Boston Properties, Inc.	22	1,541
CBRE Group, Inc.—Class A(1)	1	97
COPT Defense Properties	255	6,544
CoStar Group, Inc.(1)	10	867
Crown Castle, Inc.	20	2,274
CubeSmart	185	8,575
Equinix, Inc.	1	667

Equity Residential	18	1,080
Extra Space Storage, Inc.	9	1,375
Howard Hughes Holdings, Inc.(1)	129	11,047
Mid-America Apartment Communities, Inc.	7	992
Prologis, Inc.	8	1,024
Public Storage	31	9,344
Simon Property Group, Inc.	3	491
UDR, Inc.(2)	0	0
VICI Properties, Inc.—Class A	479	15,270

Total Real Estate		74,149

Utilities – 2.09%
Alliant Energy Corp.	44	2,268
Ameren Corp.	9	621
American Electric Power Co., Inc.	34	2,780
American Water Works Co., Inc.	3	381
CenterPoint Energy, Inc.	300	8,582
CMS Energy Corp.(2)	0	0
Consolidated Edison, Inc.	8	765
DTE Energy Co.	2	239
Duke Energy Corp.	22	2,173
Entergy Corp.	124	12,572
Exelon Corp.	270	9,688
NextEra Energy, Inc.	18	1,115
NiSource, Inc.	6	163
PG&E Corp.	24	430
Pinnacle West Capital Corp.	134	9,623
PPL Corp.	46	1,252
Sempra	64	4,754
Southern Co.	28	1,963
WEC Energy Group, Inc.	27	2,259
Xcel Energy, Inc.	9	573

Total Utilities		62,201

Total Common Stocks (Cost: $2,281,924)		2,900,465

SHORT-TERM INVESTMENTS – 2.31%
Money Market Funds – 2.30%
Goldman Sachs Financial Square Government Fund—Class I, 5.24%(3)	68,230	68,230

Total Money Market Funds (Cost: $68,230)		68,230

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
Royal Bank of Canada, Toronto, 4.83% due 01/02/2024	$336	336

Total Time Deposits (Cost: $336)		336

Total Short-Term Investments (Cost: $68,566)		68,566

TOTAL INVESTMENTS IN SECURITIES – 99.93%
(Cost: $2,350,490)		2,969,031

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.07%		1,966

TOTAL NET ASSETS – 100.00%		$2,970,997

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.07%
Communication Services – 2.89%
Anterix, Inc.(1)	2	$71
AST SpaceMobile, Inc.—Class A(1)	14	87
Atlanta Braves Holdings, Inc.—Class A(1)	2	81
Atlanta Braves Holdings, Inc.—Class C(1)	8	331
Bandwidth, Inc.—Class A(1)	1	14
Boston Omaha Corp.—Class A(1)(2)	0	4
Cable One, Inc.	18	9,896
Cargurus, Inc.—Class A(1)	18	436
Cars.com, Inc.(1)	12	234
Charge Enterprises, Inc.(1)	24	3
Cinemark Holdings, Inc.(1)	17	237
Cogent Communications Holdings, Inc.	5	386
Consolidated Communications Holdings, Inc.(1)	1	5
Daily Journal Corp.(1)(2)	0	13
Electronic Arts, Inc.	63	8,665
Entravision Communications Corp.—Class A	12	49
Eventbrite, Inc.—Class A(1)	13	108
EverQuote, Inc.—Class A(1)	4	44
EW Scripps Co.—Class A(1)	5	39
Gambling.com Group Ltd.(1)	3	27
Globalstar, Inc.(1)	113	220
Gogo, Inc.(1)	1	11
Gray Television, Inc.	1	10
Grindr, Inc.(1)	7	65
IDT Corp.—Class B(1)	2	77
IMAX Corp.(1)	8	125
Integral Ad Science Holding Corp.(1)	9	130
Iridium Communications, Inc.	17	699
John Wiley & Sons, Inc.—Class A	109	3,463
Liberty Broadband Corp.—Class A(1)	1	46
Liberty Broadband Corp.—Class C(1)	4	286
Liberty Media Corp.-Liberty Formula One—Class C(1)	178	11,211
Lions Gate Entertainment Corp.—Class A(1)	8	89
Lions Gate Entertainment Corp.—Class B(1)	14	146
Live Nation Entertainment, Inc.(1)	378	35,387
Loop Media, Inc.(1)	6	6
Madison Square Garden Entertainment Corp.—Class A(1)	6	200

Magnite, Inc.(1)	10	97
Match Group, Inc.(1)	37	1,362
MediaAlpha, Inc.—Class A(1)	3	36
Nexstar Media Group, Inc.—Class A	2	277
Nextdoor Holdings, Inc.(1)	16	29
Ooma, Inc.(1)	4	45
Pinterest, Inc.—Class A(1)	821	30,397
Playtika Holding Corp.(1)	3	26
PubMatic, Inc.—Class A(1)	1	24
QuinStreet, Inc.(1)	10	127
ROBLOX Corp.—Class A(1)	523	23,931
Roku, Inc.—Class A(1)	2	203
Shutterstock, Inc.	89	4,320
Sinclair, Inc.	1	13
Spotify Technology SA(1)	221	41,455
Take-Two Interactive Software, Inc.(1)	180	29,020
TechTarget, Inc.(1)	5	167
TKO Group Holdings, Inc.—Class A	9	733
Townsquare Media, Inc.—Class A	2	21
Trade Desk, Inc.—Class A(1)	66	4,732
Vimeo, Inc.(1)	4	15
Vivid Seats, Inc.—Class A(1)	2	10
Warner Music Group Corp.—Class A	289	10,348
Yelp, Inc.—Class A(1)	12	581
Ziff Davis, Inc.(1)	2	132
ZipRecruiter, Inc.—Class A(1)	12	173
ZoomInfo Technologies, Inc.—Class A(1)	23	426

Total Communication Services		221,601

Consumer Discretionary – 10.04%
2U, Inc.(1)	1	2
Abercrombie & Fitch Co.—Class A(1)	38	3,335
Academy Sports & Outdoors, Inc.	13	878
Accel Entertainment, Inc.—Class A(1)	10	102
Acushnet Holdings Corp.	6	357
Advance Auto Parts, Inc.	228	13,915
American Eagle Outfitters, Inc.	386	8,162
Arko Corp.	15	122
Atmus Filtration Technologies, Inc.(1)	2	43
Bally’s Corp.(1)	3	40

Bath & Body Works, Inc.	717	30,946
Best Buy Co., Inc.	4	316
Birkenstock Holding Plc(1)	1	60
BJ’s Restaurants, Inc.(1)	3	97
Bloomin’ Brands, Inc.	16	455
Bluegreen Vacations Holding Corp.—Class A	2	120
Boot Barn Holdings, Inc.(1)	5	420
Bowlero Corp.—Class A(1)	3	38
Bright Horizons Family Solutions, Inc.(1)	117	11,047
Brinker International, Inc.(1)	7	322
Brunswick Corp.	1	80
Buckle, Inc.	6	266
Build-A-Bear Workshop, Inc.	2	44
Burlington Stores, Inc.(1)	81	15,675
Caesars Entertainment, Inc.(1)	13	597
Camping World Holdings, Inc.—Class A	8	205
CarMax, Inc.(1)	1	98
CarParts.com, Inc.(1)	11	34
Carriage Services, Inc.—Class A	2	60
Carvana Co.—Class A(1)	152	8,060
Cava Group, Inc.(1)	101	4,329
Cavco Industries, Inc.(1)	2	559
Century Casinos, Inc.(1)	4	20
Cheesecake Factory, Inc.	9	314
Chegg, Inc.(1)	18	207
Chipotle Mexican Grill, Inc.—Class A(1)	28	63,396
Choice Hotels International, Inc.	4	507
Churchill Downs, Inc.	11	1,429
Chuy’s Holdings, Inc.(1)	3	105
Clarus Corp.(2)	0	3
Cooper-Standard Holdings, Inc.(1)	1	18
Coupang, Inc.—Class A(1)	163	2,646
Coursera, Inc.(1)	24	463
Cracker Barrel Old Country Store, Inc.	4	315
Cricut, Inc.—Class A	9	58
Crocs, Inc.(1)	9	846
Darden Restaurants, Inc.	8	1,383
Dave & Buster’s Entertainment, Inc.(1)	7	357
Deckers Outdoor Corp.(1)	85	56,517
Denny’s Corp.(1)	7	81

Dick’s Sporting Goods, Inc.	1	94
Dillard’s, Inc.—Class A	1	260
Dine Brands Global, Inc.	3	131
Domino’s Pizza, Inc.	97	40,046
DoorDash, Inc.—Class A(1)	36	3,534
Dorman Products, Inc.(1)	5	404
DR Horton, Inc.	97	14,769
DraftKings, Inc.—Class A(1)	555	19,559
Dream Finders Homes, Inc.—Class A(1)	2	62
Duluth Holdings, Inc.—Class B(1)(2)	0	0
Duolingo, Inc.—Class A(1)	87	19,791
eBay, Inc.	5	209
Empire Resorts, Inc.(1)(2)(5)	1	—
Envela Corp.(1)	1	6
Etsy, Inc.(1)	166	13,425
European Wax Center, Inc.—Class A(1)	6	80
Everi Holdings, Inc.(1)	10	107
EVgo, Inc.—Class A(1)	3	11
Expedia Group, Inc.(1)	15	2,279
Figs, Inc.—Class A(1)	21	147
First Watch Restaurant Group, Inc.(1)	2	32
Fisker, Inc.(1)	37	65
Five Below, Inc.(1)	167	35,700
Floor & Decor Holdings, Inc.—Class A(1)	16	1,733
Fox Factory Holding Corp.(1)	8	530
Frontdoor, Inc.(1)	15	527
Full House Resorts, Inc.(1)	6	32
Funko, Inc.—Class A(1)	4	32
Gap, Inc.	287	5,997
Gentherm, Inc.(1)	194	10,148
Global Business Travel Group I(1)	6	37
Golden Entertainment, Inc.	4	152
Grand Canyon Education, Inc.(1)	1	160
Green Brick Partners, Inc.(1)	2	84
Guess?, Inc.	1	17
H&R Block, Inc.	14	676
Hanesbrands, Inc.(1)	44	196
Hibbett, Inc.	2	138
Hilton Grand Vacations, Inc.(1)	15	595

Hilton Worldwide Holdings, Inc.	17	3,092
Inspired Entertainment, Inc.(1)	4	38
Installed Building Products, Inc.	34	6,145
International Game Technology Plc	20	549
iRobot Corp.(1)	5	180
Jack in the Box, Inc.	4	304
Kontoor Brands, Inc.	10	646
Krispy Kreme, Inc.	5	78
Kura Sushi USA, Inc.—Class A(1)	1	84
Laureate Education, Inc.—Class A	20	281
LCI Industries	2	218
Leslie’s, Inc.(1)	1,530	10,571
LGI Homes, Inc.(1)(2)	0	36
Life Time Group Holdings, Inc.(1)	2	36
Light & Wonder, Inc.(1)	8	650
Lindblad Expeditions Holdings, Inc.(1)(2)	0	5
Livewire Group, Inc.(1)	3	40
Lovesac Co.(1)	3	64
Lululemon Athletica, Inc.(1)	36	18,433
Luminar Technologies, Inc.—Class A(1)	50	169
Malibu Boats, Inc.—Class A(1)	2	125
Marine Products Corp.	1	16
MasterCraft Boat Holdings, Inc.(1)	3	70
Modine Manufacturing Co.(1)	6	362
Monarch Casino & Resort, Inc.	3	173
Mondee Holdings, Inc.—Class A(1)	8	22
Murphy USA, Inc.	34	12,230
Nathan’s Famous, Inc.(2)	0	38
National Vision Holdings, Inc.(1)	1	18
Nerdy, Inc.(1)	11	38
Noodles & Co.—Class A(1)	7	22
Norwegian Cruise Line Holdings Ltd.(1)	15	308
NVR, Inc.(1)	2	12,503
Ollie’s Bargain Outlet Holdings, Inc.(1)	130	9,868
ONE Group Hospitality, Inc.(1)	4	23
OneSpaWorld Holdings Ltd.(1)	15	216
Oxford Industries, Inc.	2	208
Papa John’s International, Inc.	113	8,606
Patrick Industries, Inc.(2)	0	48
Peloton Interactive, Inc.—Class A(1)	50	302

Planet Fitness, Inc.—Class A(1)	354	25,847
PlayAGS, Inc.(1)	7	60
Polaris, Inc.	1	66
Pool Corp.	60	23,813
Portillo’s, Inc.—Class A(1)	8	134
Potbelly Corp.(1)	5	48
PVH Corp.	26	3,188
Qurate Retail, Inc.—Class B(1)	1	5
RCI Hospitality Holdings, Inc.	2	105
Red Robin Gourmet Burgers, Inc.(1)	3	35
Red Rock Resorts, Inc.—Class A	5	252
Rent the Runway, Inc.—Class A(1)(2)	1	0
Revolve Group, Inc.—Class A(1)	8	126
RH(1)	32	9,435
Rocky Brands, Inc.(2)	0	2
Ross Stores, Inc.	47	6,471
Rover Group, Inc.—Class A(1)	17	184
Royal Caribbean Cruises Ltd.(1)	11	1,366
Rush Street Interactive, Inc.(1)	12	52
Sabre Corp.(1)	15	66
Sally Beauty Holdings, Inc.(1)	19	249
Savers Value Village, Inc.(1)	2	40
SeaWorld Entertainment, Inc.(1)	6	334
Service Corp. International	8	551
Shake Shack, Inc.—Class A(1)	7	517
Six Flags Entertainment Corp.(1)	11	266
Skechers USA, Inc.—Class A(1)	1	89
Skyline Champion Corp.(1)	138	10,225
Sleep Number Corp.(1)	2	33
Solo Brands, Inc.—Class A(1)	3	17
Sonos, Inc.(1)	23	400
Steven Madden Ltd.	235	9,850
Stitch Fix, Inc.—Class A(1)	7	26
Stoneridge, Inc.(1)	1	18
Stride, Inc.(1)	8	462
Sturm Ruger & Co., Inc.	3	136
Super Group SGHC Ltd.(1)	25	80
Sweetgreen, Inc.—Class A(1)	15	164
Tapestry, Inc.	2	81

Target Hospitality Corp.(1)	6	57
Tempur Sealy International, Inc.	5	262
Texas Roadhouse, Inc.—Class A	105	12,828
ThredUp, Inc.—Class A(1)	3	6
TopBuild Corp.(1)	29	10,806
Torrid Holdings, Inc.(1)	2	11
Tractor Supply Co.	160	34,491
Travel + Leisure Co.	5	190
Udemy, Inc.(1)	16	239
Ulta Beauty, Inc.(1)	71	34,992
Under Armour, Inc.—Class C(1)	1,095	9,147
Universal Technical Institute, Inc.(1)	1	12
Upbound Group, Inc.	10	327
Urban Outfitters, Inc.(1)	4	140
Vail Resorts, Inc.	1	123
Valvoline, Inc.(1)	5	203
Victoria’s Secret & Co.(1)	5	134
Visteon Corp.(1)	5	638
Vizio Holding Corp.—Class A(1)	13	99
Warby Parker, Inc.—Class A(1)	16	221
Wayfair, Inc.—Class A(1)	50	3,056
Wendy’s Co.	26	499
Williams-Sonoma, Inc.	1	247
Wingstop, Inc.	216	55,436
Winmark Corp.	16	6,852
Wolverine World Wide, Inc.	13	119
Wyndham Hotels & Resorts, Inc.	1	70
Wynn Resorts Ltd.	1	84
XPEL, Inc.(1)	4	224
Xponential Fitness, Inc.—Class A(1)	4	51
YETI Holdings, Inc.(1)	177	9,151
Yum! Brands, Inc.	37	4,804

Total Consumer Discretionary		768,341

Consumer Staples – 5.41%
Albertsons Companies, Inc.—Class A	5	118
Beauty Health Co.(1)	15	47
BellRing Brands, Inc.(1)	918	50,894
Beyond Meat, Inc.(1)	11	95
BJ’s Wholesale Club Holdings, Inc.(1)	205	13,666
Boston Beer Co., Inc.—Class A(1)	1	445

BRC, Inc.—Class A(1)	6	22
Brown-Forman Corp.—Class A	6	341
Brown-Forman Corp.—Class B	541	30,882
Calavo Growers, Inc.	3	94
Cal-Maine Foods, Inc.	7	406
Casey’s General Stores, Inc.	1	213
Celsius Holdings, Inc.(1)	835	45,549
Chefs’ Warehouse, Inc.(1)	7	194
Church & Dwight Co., Inc.	33	3,087
Clorox Co.	257	36,709
Coca-Cola Consolidated, Inc.	1	816
Dole Plc	8	92
Duckhorn Portfolio, Inc.(1)	1	14
elf Beauty, Inc.(1)	150	21,688
Energizer Holdings, Inc.	13	419
Freshpet, Inc.(1)	614	53,243
Grocery Outlet Holding Corp.(1)	260	7,017
Herbalife Ltd.(1)	13	205
Hormel Foods Corp.	752	24,147
Inter Parfums, Inc.	92	13,183
Ispire Technology, Inc.(1)	3	37
J&J Snack Foods Corp.	3	465
J.M. Smucker Co.	167	21,105
John B Sanfilippo & Son, Inc.	2	173
Lamb Weston Holdings, Inc.	184	19,940
Lancaster Colony Corp.	4	599
Maplebear, Inc.(1)	2	51
McCormick & Co., Inc.	459	31,405
Medifast, Inc.	2	132
MGP Ingredients, Inc.	120	11,776
Mission Produce, Inc.(1)	1	13
National Beverage Corp.(1)	4	219
Oil-Dri Corp. of America(2)	0	15
Performance Food Group Co.(1)	11	748
PriceSmart, Inc.	3	247
Primo Water Corp.	4	60
Simply Good Foods Co.(1)	17	662
Sovos Brands, Inc.(1)	10	225
Sprouts Farmers Market, Inc.(1)	235	11,319

SunOpta, Inc.(1)	16	88
TreeHouse Foods, Inc.(1)	1	50
Turning Point Brands, Inc.	3	84
USANA Health Sciences, Inc.(1)	2	110
Utz Brands, Inc.	13	215
Vector Group Ltd.	5	56
Vita Coco Co., Inc.(1)	96	2,459
Vital Farms, Inc.(1)	6	91
WD-40 Co.	34	8,221
Westrock Coffee Co.(1)	5	55
Zevia PBC—Class A(1)	3	5

Total Consumer Staples		414,211

Energy – 2.27%
Antero Midstream Corp.	17	215
APA Corp.	41	1,455
Archrock, Inc.	5	74
Atlas Energy Solutions, Inc.—Class A(2)	0	8
Borr Drilling Ltd.(1)	40	296
Cactus, Inc.—Class A	132	5,985
Callon Petroleum Co.(1)	145	4,687
Cameco Corp.	797	34,342
ChampionX Corp.	518	15,140
Cheniere Energy, Inc.	36	6,104
Core Laboratories, Inc.	3	52
Coterra Energy, Inc.	184	4,684
Crescent Energy Co.—Class A	6	74
CVR Energy, Inc.	5	161
Diamondback Energy, Inc.	24	3,731
DMC Global, Inc.(1)	1	20
Dorian LPG Ltd.	4	164
Empire Petroleum Corp.(1)	2	26
Energy Fuels, Inc.(1)	25	182
Enerplus Corp.	848	13,005
Enviva, Inc.	6	6
Equitrans Midstream Corp.	24	240
Evolution Petroleum Corp.	6	36
Excelerate Energy, Inc.—Class A	2	38
Expro Group Holdings NV(1)	6	101
FLEX LNG Ltd.	4	108
Golar LNG Ltd.	1	31

Halliburton Co.	27	974
Hess Corp.	23	3,338
HighPeak Energy, Inc.	2	28
Kinetik Holdings, Inc.—Class A(2)	0	15
KLX Energy Services Holdings, Inc.(1)(2)	0	5
Kodiak Gas Services, Inc.	1	18
Kosmos Energy Ltd.(1)	84	565
Liberty Energy, Inc.—Class A	2	33
Magnolia Oil & Gas Corp.—Class A	457	9,735
Matador Resources Co.	127	7,211
Nabors Industries Ltd.(1)	2	123
New Fortress Energy, Inc.—Class A	10	366
NextDecade Corp.(1)	14	69
Noble Corp. Plc	17	828
Northern Oil & Gas, Inc.	14	528
Oceaneering International, Inc.(1)	19	396
ONEOK, Inc.	5	331
Ovintiv, Inc.	17	753
Par Pacific Holdings, Inc.(1)	4	150
Patterson-UTI Energy, Inc.	4	39
Permian Resources Corp.—Class A	8	109
ProFrac Holding Corp.—Class A(1)	1	9
REX American Resources Corp.(1)	1	38
Riley Exploration Permian, Inc.	2	47
SilverBow Resources, Inc.(1)(2)	0	10
Sitio Royalties Corp.—Class A	7	158
Solaris Oilfield Infrastructure, Inc.—Class A	1	4
Southwestern Energy Co.(1)	1,193	7,811
Targa Resources Corp.	33	2,866
TechnipFMC Plc	1,187	23,908
Tellurian, Inc.(1)	6	4
TETRA Technologies, Inc.(1)	23	105
Texas Pacific Land Corp.	1	1,433
Tidewater, Inc.(1)	90	6,489
VAALCO Energy, Inc.	2	10
Valaris Ltd.(1)	11	764
Vertex Energy, Inc.(1)	12	40
Viper Energy, Inc.—Class A	127	3,999
W&T Offshore, Inc.	18	60
Weatherford International Plc(1)	93	9,094

Total Energy		173,428

Financials – 9.89%
AlTi Global, Inc.(1)	4	39
Ameriprise Financial, Inc.	15	5,811
AMERISAFE, Inc.	131	6,141
Apollo Global Management, Inc.	78	7,257
Arch Capital Group Ltd.(1)	7	554
Ares Management Corp.—Class A	24	2,901
Arthur J. Gallagher & Co.	207	46,622
Artisan Partners Asset Management, Inc.—Class A	8	367
Assetmark Financial Holdings, Inc.(1)	4	124
Atlanticus Holdings Corp.(1)(2)	0	5
AvidXchange Holdings, Inc.(1)	25	314
Axos Financial, Inc.(1)	1	65
B. Riley Financial, Inc.	4	79
BancFirst Corp.	1	57
Bancorp, Inc.(1)	10	370
Bank of NT Butterfield & Son Ltd.	1	22
Bank7 Corp.(2)	0	4
BayCom Corp.(2)	0	10
BGC Group, Inc.—Class A	32	228
Block, Inc.—Class A(1)	30	2,328
Blue Owl Capital, Inc.—Class A	10	146
Brighthouse Financial, Inc.(1)	1	51
Brightsphere Investment Group, Inc.	3	48
Brown & Brown, Inc.	14	988
BRP Group, Inc.—Class A(1)	11	266
Burke & Herbert Financial Services Corp.(2)	0	9
Cantaloupe, Inc.(1)	7	51
Capital City Bank Group, Inc.	1	28
Cass Information Systems, Inc.	2	101
Citizens Financial Services, Inc.(2)	0	12
Coastal Financial Corp.(1)	2	91
Cohen & Steers, Inc.	170	12,877
Columbia Banking System, Inc.	341	9,091
Columbia Financial, Inc.(1)	2	44
Crawford & Co.—Class A	3	34
Cullen/Frost Bankers, Inc.	260	28,207
Diamond Hill Investment Group, Inc.	1	90

Donnelley Financial Solutions, Inc.(1)	3	201
eHealth, Inc.(1)	2	14
Encore Capital Group, Inc.(1)	105	5,313
Equitable Holdings, Inc.	51	1,705
Esquire Financial Holdings, Inc.	1	55
Euronet Worldwide, Inc.(1)	55	5,587
Evercore, Inc.—Class A	69	11,880
Everest Group Ltd.	129	45,562
EVERTEC, Inc.	12	491
FactSet Research Systems, Inc.	69	32,783
Federal Agricultural Mortgage Corp.—Class C(2)	0	54
Fidelis Insurance Holdings Ltd.(1)	1	9
First Bancorp	2	40
First Citizens BancShares, Inc.—Class A(2)	0	243
First Financial Bankshares, Inc.	24	734
First Interstate BancSystem, Inc.—Class A	270	8,289
First Merchants Corp.	193	7,138
FirstCash Holdings, Inc.	220	23,794
Five Star Bancorp	1	27
FleetCor Technologies, Inc.(1)	10	2,819
Flywire Corp.(1)	353	8,179
FS Bancorp, Inc.(2)	0	9
GCM Grosvenor, Inc.—Class A	8	68
Global Payments, Inc.	213	27,074
Goosehead Insurance, Inc.—Class A(1)	4	301
Greene County Bancorp, Inc.	1	20
Hamilton Lane, Inc.—Class A	4	454
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1	39
HCI Group, Inc.	1	103
HomeTrust Bancshares, Inc.	1	21
Houlihan Lokey, Inc.—Class A	199	23,853
I3 Verticals, Inc.—Class A(1)	4	90
International Money Express, Inc.(1)	6	131
Investors Title Co.(2)	0	6
Jack Henry & Associates, Inc.	3	559
Kingsway Financial Services, Inc.(1)	2	15
Kinsale Capital Group, Inc.	58	19,438
KKR & Co., Inc.—Class Miscella	24	2,018
Lakeland Financial Corp.	106	6,932

Lemonade, Inc.(1)	2	26
LendingTree, Inc.(1)	1	16
Lincoln National Corp.	2	62
LPL Financial Holdings, Inc.	11	2,561
MarketAxess Holdings, Inc.	68	19,873
Marqeta, Inc.—Class A(1)	12	82
Metropolitan Bank Holding Corp.(1)(2)	0	10
Moelis & Co.—Class A	6	334
Morningstar, Inc.	4	1,094
MSCI, Inc.—Class A	37	20,688
MVB Financial Corp.(2)	0	4
NBT Bancorp, Inc.	173	7,240
NerdWallet, Inc.—Class A(1)	6	92
NMI Holdings, Inc.—Class A(1)	1	37
Northern Trust Corp.	251	21,179
NU Holdings Ltd.—Class A(1)	1,436	11,965
Open Lending Corp.—Class A(1)	17	144
Oscar Health, Inc.—Class A(1)	2	21
P10, Inc.—Class A	7	72
Pagseguro Digital Ltd.—Class A(1)	23	281
Palomar Holdings, Inc.—Class A(1)	144	7,992
Pathward Financial, Inc.	1	77
Patria Investments Ltd.—Class A	10	158
Payoneer Global, Inc.(1)	1,403	7,312
Paysign, Inc.(1)	6	16
PennyMac Financial Services, Inc.(2)	0	28
Perella Weinberg Partners—Class A	8	95
Piper Sandler Companies	57	9,980
PJT Partners, Inc.—Class A	154	15,728
Plumas Bancorp(2)	0	10
Primerica, Inc.	3	711
Priority Technology Holdings, Inc.(1)	3	11
PROG Holdings, Inc.(1)	2	48
Regional Management Corp.(2)	0	9
Remitly Global, Inc.(1)	253	4,920
RenaissanceRe Holdings Ltd.	2	381
RLI Corp.	1	182
Rocket Companies, Inc.—Class A(1)	6	93
Ryan Specialty Holdings, Inc.—Class A(1)	1,201	51,649
Selective Insurance Group, Inc.	112	11,100

ServisFirst Bancshares, Inc.	3	215
Shift4 Payments, Inc.—Class A(1)	101	7,518
Silvercrest Asset Management Group, Inc.—Class A	2	30
SiriusPoint Ltd.(1)	1	15
Skyward Specialty Insurance Group, Inc.(1)	1	41
SLM Corp.	13	244
Stellar Bancorp, Inc.	1	17
StepStone Group, Inc.—Class A	10	317
Stock Yards Bancorp, Inc.	4	226
StoneCo Ltd.—Class A(1)	33	587
StoneX Group, Inc.(1)	1	41
Third Coast Bancshares, Inc.(1)(2)	0	5
Tiptree, Inc.	1	25
Toast, Inc.—Class A(1)	1,629	29,753
TPG, Inc.—Class A	3	115
Tradeweb Markets, Inc.—Class A	1,015	92,221
Trupanion, Inc.(1)	7	221
Universal Insurance Holdings, Inc.	1	15
Upstart Holdings, Inc.(1)	13	551
UWM Holdings Corp.	5	35
Value Line, Inc.(2)	0	7
Victory Capital Holdings, Inc.—Class A	5	156
Virtus Investment Partners, Inc.(2)	0	42
Walker & Dunlop, Inc.	41	4,509
Westamerica BanCorp	1	78
Western Alliance Bancorp	268	17,643
Western Union Co.	8	93
WEX, Inc.(1)	46	8,996
Willis Towers Watson Plc	2	463
Wintrust Financial Corp.	85	7,876
WisdomTree, Inc.	26	177
World Acceptance Corp.(1)(2)	0	8
WR Berkley Corp.	246	17,368
WSFS Financial Corp.	202	9,284
XP, Inc.—Class A	4	104

Total Financials		756,757

Healthcare – 20.09%
10X Genomics, Inc.—Class A(1)	14	760
4D Molecular Therapeutics, Inc.(1)(2)	0	10
89bio, Inc.(1)	12	131
Acadia Healthcare Co., Inc.(1)	237	18,426
ACADIA Pharmaceuticals, Inc.(1)	22	697
Accolade, Inc.(1)	12	145
Accuray, Inc.(1)	17	49
ACELYRIN, Inc.(1)	3	20
Aclaris Therapeutics, Inc.(1)	13	13
Actinium Pharmaceuticals, Inc.(1)	5	26
AdaptHealth Corp.—Class A(1)	9	65
Adaptive Biotechnologies Corp.(1)	16	78
Addus HomeCare Corp.(1)	1	125
ADMA Biologics, Inc.(1)	21	94
Aduro Bioteech, Inc.(1)(5)	5	13
Aerovate Therapeutics, Inc.(1)	2	48
Agenus, Inc.(1)	10	8
Agilent Technologies, Inc.	35	4,929
Agiliti, Inc.(1)	5	37
agilon health, Inc.(1)	38	482
AirSculpt Technologies, Inc.(1)	2	17
Akero Therapeutics, Inc.(1)	9	219
Akoya Biosciences, Inc.(1)	4	21
Aldeyra Therapeutics, Inc.(1)	9	31
Alector, Inc.(1)	11	91
Align Technology, Inc.(1)	95	26,137
Alignment Healthcare, Inc.(1)	16	135
Alkermes Plc(1)	31	849
Alnylam Pharmaceuticals, Inc.(1)	53	10,095
Alphatec Holdings, Inc.(1)	7	106
Alpine Immune Sciences, Inc.(1)	3	62
Amicus Therapeutics, Inc.(1)	422	5,989
AMN Healthcare Services, Inc.(1)	7	526
Amphastar Pharmaceuticals, Inc.(1)	7	437
Amylyx Pharmaceuticals, Inc.(1)	9	139
AnaptysBio, Inc.(1)	3	66
Anavex Life Sciences Corp.(1)	14	126
ANI Pharmaceuticals, Inc.(1)	2	115
Apellis Pharmaceuticals, Inc.(1)	336	20,137
Apogee Therapeutics, Inc.(1)	2	51
Apollo Medical Holdings, Inc.(1)	8	302
Arbutus Biopharma Corp.(1)	13	33

Arcellx, Inc.(1)	43	2,414
Arcturus Therapeutics Holdings, Inc.(1)(2)	0	11
Arcus Biosciences, Inc.(1)	3	59
Arcutis Biotherapeutics, Inc.(1)	15	48
Ardelyx, Inc.(1)	28	173
Argenx SE—ADR(1)	161	61,270
Arrowhead Pharmaceuticals, Inc.(1)	19	568
ARS Pharmaceuticals, Inc.(1)	1	5
Artivion, Inc.(1)	1	19
Arvinas, Inc.(1)	9	357
Ascendis Pharma—ADR(1)	395	49,707
Astria Therapeutics, Inc.(1)	5	42
Atara Biotherapeutics, Inc.(1)	1	1
AtriCure, Inc.(1)	109	3,908
Atrion Corp.(2)	0	93
Aurinia Pharmaceuticals, Inc.(1)	25	225
Aveanna Healthcare Holdings, Inc.(1)	3	9
Avid Bioservices, Inc.(1)	11	73
Avita Medical, Inc.(1)	5	65
Axogen, Inc.(1)	8	53
Axonics, Inc.(1)	9	571
Axsome Therapeutics, Inc.(1)	7	521
Azenta, Inc.(1)	92	5,972
Beam Therapeutics, Inc.(1)	12	329
Beyond Air, Inc.(1)	6	11
BioCryst Pharmaceuticals, Inc.(1)	26	157
Biohaven Ltd.(1)	50	2,122
BioLife Solutions, Inc.(1)	6	93
BioMarin Pharmaceutical, Inc.(1)	3	322
Biomea Fusion, Inc.(1)	4	55
Biote Corp.—Class A(1)	1	5
Bio-Techne Corp.	618	47,713
BioVie, Inc.—Class A(1)	1	1
Bioxcel Therapeutics, Inc.(1)	3	10
Blueprint Medicines Corp.(1)	54	4,968
Bridgebio Pharma, Inc.(1)	157	6,329
Bright Green Corp.(1)	11	3
Bruker Corp.	16	1,168
Cabaletta Bio, Inc.(1)	136	3,078

Cano Health, Inc.(1)(2)	0	0
Cardinal Health, Inc.	19	1,901
Cartesian Therapeutics, Inc.(1)	5	4
Cassava Sciences, Inc.(1)	7	164
Castle Biosciences, Inc.(1)	2	36
Catalent, Inc.(1)	107	4,785
Catalyst Pharmaceuticals, Inc.(1)	18	310
Celldex Therapeutics, Inc.(1)	2	92
Cencora, Inc.—Class A	24	4,957
Cerevel Therapeutics Holdings, Inc.(1)	13	546
Certara, Inc.(1)	6	110
Cerus Corp.(1)	34	74
Chemed Corp.	2	912
Chinook Therapeutics, Inc.(1)	3	1
ClearPoint Neuro, Inc.(1)	4	25
Codexis, Inc.(1)	2	5
Cogent Biosciences, Inc.(1)	8	46
Coherus Biosciences, Inc.(1)	15	49
Collegium Pharmaceutical, Inc.(1)	6	191
Compass Therapeutics, Inc.(1)	2	2
CONMED Corp.	102	11,180
Cooper Companies, Inc.	66	24,977
Corcept Therapeutics, Inc.(1)	15	477
CorMedix, Inc.(1)	9	33
CorVel Corp.(1)	2	396
Crinetics Pharmaceuticals, Inc.(1)	690	24,541
Cross Country Healthcare, Inc.(1)	1	23
CryoPort, Inc.(1)	7	106
Cue Biopharma, Inc.(1)	6	16
Cutera, Inc.(1)(2)	0	1
CVRx, Inc.(1)	2	54
Cymabay Therapeutics, Inc.(1)	226	5,329
Cytek Biosciences, Inc.(1)	22	203
Cytokinetics, Inc.(1)	73	6,108
DaVita, Inc.(1)	8	845
Day One Biopharmaceuticals, Inc.(1)	11	156
Deciphera Pharmaceuticals, Inc.(1)	4	58
Definitive Healthcare Corp.—Class A(1)	532	5,284
Denali Therapeutics, Inc.(1)	22	466
Dentsply Sirona, Inc.	562	20,002

DexCom, Inc.(1)	885	109,835
Disc Medicine, Inc.—Class A(1)	64	3,713
DocGo, Inc.(1)	15	81
Doximity, Inc.—Class A(1)	8	216
Dynavax Technologies Corp.—Class A(1)	20	278
Dyne Therapeutics, Inc.(1)	2	29
Edwards Lifesciences Corp.(1)	430	32,788
Embecta Corp.	1	20
Enanta Pharmaceuticals, Inc.(1)	1	5
Encompass Health Corp.	1	65
Ensign Group, Inc.	10	1,126
Evolent Health, Inc.—Class A(1)	228	7,516
Evolus, Inc.(1)	8	81
Exact Sciences Corp.(1)	678	50,176
Exelixis, Inc.(1)	530	12,724
Eyenovia, Inc.(1)	5	10
EyePoint Pharmaceuticals, Inc.(1)	3	63
Fennec Pharmaceuticals, Inc.(1)	1	9
Foghorn Therapeutics, Inc.(1)	4	23
Genelux Corp.(1)	1	12
Geron Corp.(1)	70	149
Glaukos Corp.(1)	239	19,006
Globus Medical, Inc.—Class A(1)	269	14,325
GTX, Inc.(1)(2)(5)	0	0
Guardant Health, Inc.(1)	21	562
Haemonetics Corp.(1)	9	789
Halozyme Therapeutics, Inc.(1)	503	18,606
Harmony Biosciences Holdings, Inc.(1)	6	191
Harrow, Inc.(1)	6	63
Harvard Bioscience, Inc.(1)	8	43
Health Catalyst, Inc.(1)	5	49
HealthEquity, Inc.(1)	294	19,516
HealthStream, Inc.	2	47
Heron Therapeutics, Inc.(1)	18	30
HilleVax, Inc.(1)	1	20
Hims & Hers Health, Inc.(1)	23	203
Hologic, Inc.(1)	121	8,661
Humacyte, Inc.(1)	10	27
ICON Plc(1)	65	18,338

Ideaya Biosciences, Inc.(1)	118	4,190
IDEXX Laboratories, Inc.(1)	59	32,996
Illumina, Inc.(1)	29	4,072
Immuneering Corp.—Class A(1)	3	25
ImmunityBio, Inc.(1)	20	101
ImmunoGen, Inc.(1)	26	764
Immunovant, Inc.(1)	111	4,678
Inari Medical, Inc.(1)	9	593
Incyte Corp.(1)	168	10,517
InfuSystem Holdings, Inc.(1)	3	32
Inhibrx, Inc.(1)	4	159
Inmode Ltd.(1)	14	319
Innovage Holding Corp.(1)	3	20
Innoviva, Inc.(1)	1	18
Insmed, Inc.(1)	25	790
Inspire Medical Systems, Inc.(1)	90	18,331
Insulet Corp.(1)	49	10,616
Integra LifeSciences Holdings Corp.(1)	190	8,273
Intellia Therapeutics, Inc.(1)	2	73
Intra-Cellular Therapies, Inc.(1)	17	1,238
Invitae Corp.(1)	40	25
Ionis Pharmaceuticals, Inc.(1)	18	925
IQVIA Holdings, Inc.(1)	25	5,824
iRadimed Corp.	1	63
iRhythm Technologies, Inc.(1)	245	26,197
Ironwood Pharmaceuticals, Inc.—Class A(1)	10	120
Jazz Pharmaceuticals Plc(1)	5	573
Joint Corp.(1)	3	25
Karuna Therapeutics, Inc.(1)	56	17,603
Karyopharm Therapeutics, Inc.(1)	20	17
Keros Therapeutics, Inc.(1)	4	168
KORU Medical Systems, Inc.(1)	6	14
Krystal Biotech, Inc.(1)	44	5,414
Kymera Therapeutics, Inc.(1)	7	177
Lantheus Holdings, Inc.(1)	104	6,443
LeMaitre Vascular, Inc.	4	207
Lexicon Pharmaceuticals, Inc.(1)	7	11
LifeStance Health Group, Inc.(1)	11	84
Ligand Pharmaceuticals, Inc.(1)	80	5,700
Lineage Cell Therapeutics, Inc.(1)	22	24

Liquidia Corp.(1)	7	79
LivaNova Plc(1)	1	33
Longboard Pharmaceuticals, Inc.(1)	1	5
MacroGenics, Inc.(1)	3	33
Madrigal Pharmaceuticals, Inc.(1)	3	631
MannKind Corp.(1)	39	142
Maravai LifeSciences Holdings, Inc.—Class A(1)	9	60
Marinus Pharmaceuticals, Inc.(1)	9	102
Masimo Corp.(1)	6	754
MaxCyte, Inc.(1)	1	6
Medpace Holdings, Inc.(1)	41	12,586
MeiraGTx Holdings Plc(1)	4	30
Merit Medical Systems, Inc.(1)	10	796
Merrimack Pharmaceuticals, Inc.(1)	2	24
Mersana Therapeutics, Inc.(1)	13	31
Mesa Laboratories, Inc.	79	8,252
Mettler-Toledo International, Inc.(1)	28	34,254
Mineralys Therapeutics, Inc.(1)	1	6
Mirum Pharmaceuticals, Inc.(1)	5	136
ModivCare, Inc.(1)	2	102
Molina Healthcare, Inc.(1)	5	1,696
MoonLake Immunotherapeutics—Class A(1)	47	2,809
Morphic Holding, Inc.(1)	6	173
Mural Oncology Plc(1)	3	18
NanoString Technologies, Inc.(1)	8	6
Nano-X Imaging Ltd.(1)	1	5
Natera, Inc.(1)	265	16,630
National Research Corp.	3	106
Neogen Corp.(1)	266	5,355
NeoGenomics, Inc.(1)	2	32
Neumora Therapeutics, Inc.(1)	1	22
Neurocrine Biosciences, Inc.(1)	78	10,301
Nevro Corp.(1)	2	51
Novavax, Inc.(1)	14	69
Novocure Ltd.(1)	15	226
Nuvalent, Inc.—Class A(1)	142	10,461
Nuvectis Pharma, Inc.(1)	2	13
Ocular Therapeutix, Inc.(1)	14	63
Olema Pharmaceuticals, Inc.(1)	205	2,869

Omega Therapeutics, Inc.(1)	4	13
Omeros Corp.(1)	4	14
OmniAb, Inc.—Class CR3(1)(2)(5)(6)	19	–
OmniAb, Inc.—Class CR4(1)(2)(5)(6)	19	–
Omnicell, Inc.(1)	141	5,311
Opthea Ltd.—ADR(1)	166	490
OptimizeRx Corp.(1)	3	46
Optinose, Inc.(1)	12	16
Option Care Health, Inc.(1)	31	1,041
Orchestra BioMed Holdings, Inc.(1)	2	22
Organogenesis Holdings, Inc.—Class A(1)	2	6
OrthoPediatrics Corp.(1)	3	84
Outlook Therapeutics, Inc.(1)	27	10
Outset Medical, Inc.(1)	9	48
P3 Health Partners, Inc.(1)	7	10
Pacific Biosciences of California, Inc.(1)	382	3,744
Pacira BioSciences, Inc.(1)	172	5,795
Paragon 28, Inc.(1)	8	101
Patterson Companies, Inc.	3	99
PDS Biotechnology Corp.(1)	5	24
Pennant Group, Inc.(1)	5	71
Penumbra, Inc.(1)	39	9,822
PepGen, Inc.(1)(2)	0	3
PetIQ, Inc.—Class A(1)	4	86
Phathom Pharmaceuticals, Inc.(1)	2	14
Phibro Animal Health Corp.—Class A	1	11
Phreesia, Inc.(1)	10	227
Pliant Therapeutics, Inc.(1)	11	191
Prestige Consumer Healthcare, Inc.(1)	205	12,550
Prime Medicine, Inc.(1)	8	67
Privia Health Group, Inc.(1)	21	479
PROCEPT BioRobotics Corp.(1)	89	3,725
Progyny, Inc.(1)	15	542
ProKidney Corp.—Class A(1)	2	4
Protagonist Therapeutics, Inc.(1)	7	150
Prothena Corp. Plc(1)	8	280
PTC Therapeutics, Inc.(1)	11	296
Pulmonx Corp.(1)	335	4,269
Pulse Biosciences, Inc.(1)	1	9
Quanterix Corp.(1)	1	29

Quipt Home Medical Corp.(1)	8	39
RadNet, Inc.(1)	80	2,784
RAPT Therapeutics, Inc.(1)	4	101
RayzeBio, Inc.(1)	2	105
Reneo Pharmaceuticals, Inc.(1)	2	3
Repligen Corp.(1)	364	65,444
ResMed, Inc.	69	11,934
Revance Therapeutics, Inc.(1)	16	142
REVOLUTION Medicines, Inc.(1)	192	5,515
Rhythm Pharmaceuticals, Inc.(1)	63	2,883
Rigel Pharmaceuticals, Inc.(1)	25	36
Rocket Pharmaceuticals, Inc.(1)	10	307
Roivant Sciences Ltd.(1)	50	565
RxSight, Inc.(1)	90	3,616
Sage Therapeutics, Inc.(1)	9	199
Sagimet Biosciences, Inc.—Class A(1)(2)	0	2
Sana Biotechnology, Inc.(1)	1	5
Sanara Medtech, Inc.(1)	1	27
Sarepta Therapeutics, Inc.(1)	13	1,286
Savara, Inc.(1)	2	8
Schrodinger, Inc.(1)	110	3,935
Scilex Holding Co.(1)	1	2
scPharmaceuticals, Inc.(1)	6	36
Select Medical Holdings Corp.	19	452
Semler Scientific, Inc.(1)	1	38
Seres Therapeutics, Inc.(1)	12	16
Sharecare, Inc.(1)	3	3
Shockwave Medical, Inc.(1)	124	23,658
SI-BONE, Inc.(1)	132	2,773
SIGA Technologies, Inc.	9	50
Sight Sciences, Inc.(1)	4	19
Silk Road Medical, Inc.(1)	7	85
Simulations Plus, Inc.	3	131
Sotera Health Co.(1)	10	169
SpringWorks Therapeutics, Inc.(1)	96	3,498
STAAR Surgical Co.(1)	9	278
STERIS Plc	158	34,736
Structure Therapeutics, Inc.—ADR(1)	476	19,391
Summit Therapeutics, Inc.(1)	21	54

Supernus Pharmaceuticals, Inc.(1)	263	7,601
Surgery Partners, Inc.(1)	228	7,293
Surmodics, Inc.(1)	3	95
Syndax Pharmaceuticals, Inc.(1)	10	223
Tactile Systems Technology, Inc.(1)	4	59
Tandem Diabetes Care, Inc.(1)	114	3,373
Tela Bio, Inc.(1)	3	18
Terns Pharmaceuticals, Inc.(1)	5	32
TG Therapeutics, Inc.(1)	26	437
TransMedics Group, Inc.(1)	198	15,621
Travere Therapeutics, Inc.—Class Preferre(1)	12	110
Treace Medical Concepts, Inc.(1)	8	104
Turnstone Biologics Corp.(1)	1	2
Twist Bioscience Corp.(1)	221	8,138
Tyra Biosciences, Inc.(1)	1	12
UFP Technologies, Inc.(1)	1	224
Ultragenyx Pharmaceutical, Inc.(1)	12	555
UroGen Pharma Ltd.(1)	4	62
US Physical Therapy, Inc.	3	256
Utah Medical Products, Inc.	1	48
Vaxcyte, Inc.(1)	517	32,460
Vaxxinity, Inc.—Class A(1)	8	6
Veeva Systems, Inc.—Class A(1)	450	86,652
Ventyx Biosciences, Inc.(1)	9	22
Vera Therapeutics, Inc.—Class A(1)	3	45
Vericel Corp.(1)	151	5,380
Verrica Pharmaceuticals, Inc.(1)	4	27
Vicarious Surgical, Inc.—Class A(1)	6	2
Viemed Healthcare, Inc.(1)	6	51
Viking Therapeutics, Inc.(1)	18	329
Vir Biotechnology, Inc.(1)	1	7
Viridian Therapeutics, Inc.(1)	6	133
Voyager Therapeutics, Inc.(1)	6	48
Waters Corp.(1)	126	41,400
West Pharmaceutical Services, Inc.	206	72,571
X4 Pharmaceuticals, Inc.(1)	11	9
Xencor, Inc.(1)	6	121
Xenon Pharmaceuticals, Inc.(1)	557	25,678
Xeris Biopharma Holdings, Inc.(1)	24	56
Y-mAbs Therapeutics, Inc.(1)	3	21
Zentalis Pharmaceuticals, Inc.(1)	11	163
Zynex, Inc.(1)	3	37

Total Healthcare		1,538,119

Industrials – 20.58%
374Water, Inc.(1)	10	15
AAON, Inc.	142	10,500
AAR Corp.(1)	73	4,560
ACV Auctions, Inc.—Class A(1)	23	354
Advanced Drainage Systems, Inc.	208	29,197
Aerovironment, Inc.(1)	138	17,423
Alamo Group, Inc.	2	392
Albany International Corp.—Class A	113	11,087
Allegiant Travel Co.—Class A(2)	0	25
Allegion Plc	12	1,534
Allient, Inc.	2	73
Allison Transmission Holdings, Inc.	1	75
Alta Equipment Group, Inc.	4	51
Ameresco, Inc.—Class A(1)	104	3,286
American Airlines Group, Inc.(1)	35	487
American Woodmark Corp.(1)(2)	0	15
AMETEK, Inc.	363	59,855
Amprius Technologies, Inc.(1)	1	5
AO Smith Corp.	187	15,442
API Group Corp.(1)	26	897
Apogee Enterprises, Inc.	2	84
Applied Industrial Technologies, Inc.	60	10,276
ArcBest Corp.	2	207
Aris Water Solutions, Inc.—Class A(2)	0	3
Armstrong World Industries, Inc.	2	187
Array Technologies, Inc.(1)	28	467
ASGN, Inc.(1)	2	222
Asure Software, Inc.(1)	1	7
Atkore, Inc.(1)	7	1,116
Avis Budget Group, Inc.	1	180
Axon Enterprise, Inc.(1)	253	65,379
AZEK Co., Inc.—Class A(1)	553	21,152
Babcock & Wilcox Enterprises, Inc.(1)	1	2
Barrett Business Services, Inc.	1	132
Beacon Roofing Supply, Inc.(1)	124	10,757

Blink Charging Co.(1)	6	20
Bloom Energy Corp.—Class A(1)	36	529
Blue Bird Corp.(1)(2)	0	7
Booz Allen Hamilton Holding Corp.—Class A	19	2,446
Bowman Consulting Group Ltd.—Class A(1)	2	68
Brink’s Co.	8	747
Broadridge Financial Solutions, Inc.	15	3,011
Brookfield Business Corp.—Class A	5	111
Builders FirstSource, Inc.(1)	171	28,556
BWX Technologies, Inc.	2	174
Cadre Holdings, Inc.	4	120
Casella Waste Systems, Inc.—Class A(1)	10	888
CBIZ, Inc.(1)	9	554
Ceridian HCM Holding, Inc.(1)	403	27,039
CH Robinson Worldwide, Inc.	13	1,154
ChargePoint Holdings, Inc.(1)	44	102
Chart Industries, Inc.(1)	149	20,363
Cimpress Plc(1)	2	150
Cintas Corp.	11	6,899
Clean Harbors, Inc.(1)	136	23,698
Comfort Systems USA, Inc.	25	5,088
Commercial Vehicle Group, Inc.(1)	1	5
Concrete Pumping Holdings, Inc.(1)	3	21
Construction Partners, Inc.—Class A(1)	7	322
Copart, Inc.(1)	128	6,277
Core & Main, Inc.—Class B(1)	422	17,072
CRA International, Inc.	1	121
Crane Co.	91	10,751
CSG Systems International, Inc.	6	309
CSW Industrials, Inc.	3	588
Curtiss-Wright Corp.	88	19,538
Custom Truck One Source, Inc.(1)	11	66
Daseke, Inc.(1)	7	61
Delta Air Lines, Inc.	5	192
Distribution Solutions Group, Inc.(1)	2	55
Donaldson Co., Inc.	8	498
Douglas Dynamics, Inc.	4	124
Dragonfly Energy Holdings Corp.(1)	8	4
Dycom Industries, Inc.(1)	5	608
EMCOR Group, Inc.	2	516

Energy Recovery, Inc.(1)	10	195
Enerpac Tool Group Corp.—Class A	10	313
EnerSys	7	717
Enovix Corp.(1)	506	6,333
Eos Energy Enterprises, Inc.(1)	17	19
Equifax, Inc.	74	18,330
Esab Corp.	99	8,535
ESCO Technologies, Inc.	3	324
Eve Holding, Inc.(1)	3	23
EVI Industries, Inc.	1	16
ExlService Holdings, Inc.(1)	405	12,483
Expeditors International of Washington, Inc.	3	382
Exponent, Inc.	9	822
Fastenal Co.	64	4,138
Federal Signal Corp.	11	844
Ferguson Plc	2	325
First Advantage Corp.	1	17
FiscalNote Holdings, Inc.(1)	3	3
Fluence Energy, Inc.—Class A(1)	11	260
Fluor Corp.(1)	377	14,773
Forrester Research, Inc.(1)	2	61
Fortive Corp.	1,192	87,740
Forward Air Corp.	5	298
Franklin Covey Co.(1)	2	97
Franklin Electric Co., Inc.	9	822
Frontier Group Holdings, Inc.(1)	7	37
FTAI Aviation Ltd.	187	8,668
FTC Solar, Inc.(1)	11	8
FTI Consulting, Inc.(1)	82	16,417
GATX Corp.(2)	0	47
Genpact Ltd.	6	224
Gibraltar Industries, Inc.(1)	3	252
Global Industrial Co.	2	72
GMS, Inc.(1)	2	197
Gorman-Rupp Co.	1	33
Graco, Inc.	268	23,271
GrafTech International Ltd.	19	42
Granite Construction, Inc.	1	57
Griffon Corp.	5	282

H&E Equipment Services, Inc.	6	311
Healthcare Services Group, Inc.(1)	13	134
HEICO Corp.	49	8,730
HEICO Corp.—Class A	81	11,502
Helios Technologies, Inc.	6	276
Herc Holdings, Inc.	5	777
Hexcel Corp.	99	7,277
Hillenbrand, Inc.	13	619
Hillman Solutions Corp.(1)	1,066	9,822
Himalaya Shipping Ltd.(1)	1	6
HireQuest, Inc.	1	15
HNI Corp.	1	34
Howmet Aerospace, Inc.	329	17,791
Hubbell, Inc.—Class B	68	22,220
Hudson Technologies, Inc.(1)	1	16
Huron Consulting Group, Inc.(1)	4	363
Hyster-Yale Materials Handling, Inc.	2	125
IBEX Holdings Ltd.(1)	2	32
ICF International, Inc.	3	463
IDEX Corp.	165	35,812
IES Holdings, Inc.(1)	1	117
Ingersoll Rand, Inc.	615	47,587
Innodata, Inc.(1)	5	41
INNOVATE Corp.(1)	3	4
Insperity, Inc.	7	768
Janus International Group, Inc.(1)	16	206
JB Hunt Transport Services, Inc.	27	5,389
Joby Aviation, Inc.(1)	17	115
John Bean Technologies Corp.	6	585
Kadant, Inc.	2	605
Karat Packaging, Inc.	1	32
KBR, Inc.	7	406
Kforce, Inc.	4	238
Kornit Digital Ltd.(1)	181	3,464
Kratos Defense & Security Solutions, Inc.(1)	525	10,661
Landstar System, Inc.	37	7,162
LanzaTech Global, Inc.(1)	4	19
Legalzoom.com, Inc.(1)	22	247
Leonardo DRS, Inc.(1)	1,062	21,285
Limbach Holdings, Inc.(1)(2)	0	13

Lincoln Electric Holdings, Inc.	8	1,696
Lindsay Corp.	2	264
Liquidity Services, Inc.(1)	3	45
LSI Industries, Inc.	4	53
Lyft, Inc.—Class A(1)	52	773
Marten Transport Ltd.	9	183
Masonite International Corp.(1)	4	347
Matthews International Corp.—Class A	1	54
MAXIMUS, Inc.	140	11,766
Mayville Engineering Co., Inc.(1)(2)	0	6
McGrath RentCorp	71	8,453
Miller Industries, Inc.(2)	0	3
Montrose Environmental Group, Inc.(1)	5	168
Moog, Inc.—Class A	61	8,895
MRC Global, Inc.(1)	5	56
MSA Safety, Inc.	63	10,599
MSC Industrial Direct Co., Inc.—Class A	107	10,805
Mueller Industries, Inc.	9	420
Mueller Water Products, Inc.—Class A	29	415
MYR Group, Inc.(1)	3	436
NEXTracker, Inc.—Class A(1)	42	1,947
Nordson Corp.	151	39,888
NuScale Power Corp.(1)	9	31
NV5 Global, Inc.(1)	2	257
nVent Electric Plc	127	7,504
Old Dominion Freight Line, Inc.	14	5,556
Omega Flex, Inc.	1	43
Oshkosh Corp.	193	20,953
Otis Worldwide Corp.	4	333
PAM Transportation Services, Inc.(1)(2)	0	4
Parsons Corp.(1)	3	216
Paychex, Inc.	48	5,730
Paycom Software, Inc.	8	1,593
Paycor HCM, Inc.(1)	247	5,335
Paylocity Holding Corp.(1)	6	1,035
Performant Financial Corp.(1)	9	28
PGT Innovations, Inc.(1)	10	423
Pitney Bowes, Inc.	15	67
Planet Labs PBC(1)	29	73

Preformed Line Products Co.(2)	0	26
Primoris Services Corp.	169	5,627
Quanta Services, Inc.	175	37,817
RB Global, Inc.	21	1,388
RBC Bearings, Inc.(1)	91	26,044
Redwire Corp.(1)	2	5
Rocket Lab USA, Inc.(1)	51	284
Rockwell Automation, Inc.	141	43,676
Rollins, Inc.	38	1,666
RXO, Inc.(1)	19	431
Saia, Inc.(1)	148	64,926
SES AI Corp.(1)	2	5
Shoals Technologies Group, Inc.—Class A(1)	193	3,001
Shyft Group, Inc.	6	78
Simpson Manufacturing Co., Inc.	97	19,184
SiteOne Landscape Supply, Inc.(1)	91	14,762
SKYX Platforms Corp.(1)	13	21
SP Plus Corp.(1)	4	185
Spirit AeroSystems Holdings, Inc.—Class A(1)	2	50
SPX Technologies, Inc.(1)	7	681
Standex International Corp.	2	279
Stericycle, Inc.(1)	193	9,577
Sterling Check Corp.(1)(2)	0	5
Sterling Infrastructure, Inc.(1)	5	422
Sun Country Airlines Holdings, Inc.(1)	4	59
SunPower Corp.—Class A(1)	16	78
Sunrun, Inc.(1)	83	1,635
Symbotic, Inc.—Class A(1)	284	14,589
Tecnoglass, Inc.	239	10,906
Tennant Co.	2	169
Terex Corp.	7	409
Tetra Tech, Inc.	69	11,438
Thermon Group Holdings, Inc.(1)	1	21
Toro Co.	380	36,479
TPI Composites, Inc.(1)	7	31
Trane Technologies Plc	10	2,446
Transcat, Inc.(1)	2	165
TransDigm Group, Inc.	1	1,354
Trex Co., Inc.(1)	483	40,027
TriNet Group, Inc.(1)	6	701

Trinity Industries, Inc.	3	77
TTEC Holdings, Inc.	4	82
UFP Industries, Inc.	2	211
U-Haul Holding Co.(1)	1	39
U-Haul Holding Co.—Class B	6	404
UniFirst Corp.	38	6,907
United Rentals, Inc.	2	1,182
Upwork, Inc.(1)	23	343
Valmont Industries, Inc.(2)	0	47
Velo3D, Inc.(1)	16	6
Verisk Analytics, Inc.—Class A	150	35,929
Verra Mobility Corp.—Class A(1)	26	593
Vertiv Holdings Co.—Class A	879	42,212
Viad Corp.(1)	4	138
Vicor Corp.(1)	4	186
Virgin Galactic Holdings, Inc.(1)	34	83
Wabash National Corp.	8	217
Watsco, Inc.	55	23,640
Watts Water Technologies, Inc.—Class A	32	6,587
Werner Enterprises, Inc.	2	73
WESCO International, Inc.	98	17,076
WillScot Mobile Mini Holdings Corp.—Class A(1)	7	318
WNS Holdings Ltd.—ADR(1)	88	5,547
WW Grainger, Inc.	7	5,432
Xometry, Inc.—Class A(1)	1	27
XPO, Inc.(1)	82	7,183
Xylem, Inc.	350	40,066
Zurn Elkay Water Solutions Corp.	569	16,747

Total Industrials		1,575,494

Information Technology – 24.66%
8x8, Inc.(1)	22	82
A10 Networks, Inc.	13	175
ACI Worldwide, Inc.(1)	17	528
ACM Research, Inc.—Class A(1)	2	31
Adeia, Inc.	17	211
Advanced Energy Industries, Inc.	40	4,305
Aehr Test Systems(1)	5	135
Agilysys, Inc.(1)	4	311
Akamai Technologies, Inc.(1)	169	20,001

Akoustis Technologies, Inc.(1)	13	11
Alarm.com Holdings, Inc.(1)	9	574
Alkami Technology, Inc.(1)	7	179
Allegro MicroSystems, Inc.(1)	11	344
Altair Engineering, Inc.—Class A(1)	289	24,319
Alteryx, Inc.—Class A(1)	9	433
Ambarella, Inc.(1)	49	3,002
American Software, Inc.—Class A	349	3,941
Amphenol Corp.—Class A	44	4,339
Amplitude, Inc.—Class A(1)	13	161
ANSYS, Inc.(1)	86	31,288
Appfolio, Inc.—Class A(1)	113	19,652
Appian Corp.—Class A(1)	8	283
Applied Digital Corp.(1)	15	102
AppLovin Corp.—Class A(1)	8	328
Arista Networks, Inc.(1)	196	46,175
Arlo Technologies, Inc.(1)	15	141
Asana, Inc.—Class A(1)	15	285
Aspen Technology, Inc.(1)	20	4,312
Atlassian Corp.—Class A(1)	284	67,650
Atomera, Inc.(1)	3	19
Autodesk, Inc.(1)	86	20,939
AvePoint, Inc.(1)	27	226
Axcelis Technologies, Inc.(1)	24	3,139
Badger Meter, Inc.	62	9,631
Bel Fuse, Inc.—Class B(2)	0	10
Belden, Inc.	5	377
Bentley Systems, Inc.—Class B	487	25,388
BigBear.ai Holdings, Inc.(1)	5	11
BigCommerce Holdings, Inc.(1)	13	122
Bit Digital, Inc.(1)	2	10
Blackbaud, Inc.(1)	8	695
BlackLine, Inc.(1)	114	7,138
Box, Inc.—Class A(1)	381	9,759
Braze, Inc.—Class A(1)	269	14,267
C3.ai, Inc.—Class A(1)	11	328
Cadence Design Systems, Inc.(1)	47	12,842
Calix, Inc.(1)	11	477
Cambium Networks Corp.(1)	2	13
Camtek Ltd./Israel(1)	443	30,759

CDW Corp.	19	4,318
CEVA, Inc.(1)	4	87
Cleanspark, Inc.(1)	3	38
Clear Secure, Inc.—Class A	15	314
Clearfield, Inc.(1)	3	73
Climb Global Solutions, Inc.	1	34
Cloudflare, Inc.—Class A(1)	43	3,610
Cognex Corp.	100	4,179
CommScope Holding Co., Inc.(1)	38	107
CommVault Systems, Inc.(1)	8	614
CompoSecure, Inc.(1)	2	13
Confluent, Inc.—Class A(1)	185	4,323
Consensus Cloud Solutions, Inc.(1)	2	53
CoreCard Corp.(1)	1	17
Corsair Gaming, Inc.(1)	7	99
Couchbase, Inc.(1)	6	143
CPI Card Group, Inc.(1)	1	15
Credo Technology Group Holding Ltd.(1)	21	412
Crowdstrike Holdings, Inc.—Class A(1)	32	8,132
CTS Corp.	6	250
CyberArk Software Ltd.(1)	247	53,999
Datadog, Inc.—Class A(1)	231	28,051
Digi International, Inc.(1)	6	150
Digimarc Corp.(1)	3	98
Digital Turbine, Inc.(1)	4	30
DigitalOcean Holdings, Inc.(1)	12	427
Diodes, Inc.(1)	7	526
DocuSign, Inc.—Class A(1)	30	1,794
Domo, Inc.—Class B(1)	6	61
DoubleVerify Holdings, Inc.—Class Rights(1)	20	748
Dropbox, Inc.—Class A(1)	34	1,012
Dynatrace, Inc.(1)	461	25,185
eGain Corp.(1)	4	32
Elastic NV(1)	133	14,976
Endava Plc—ADR(1)	144	11,236
Enfusion, Inc.—Class A(1)	7	70
EngageSmart, Inc.(1)	9	204
Enphase Energy, Inc.(1)	20	2,623
Entegris, Inc.	1	135

Envestnet, Inc.(1)	205	10,139
EPAM Systems, Inc.(1)	8	2,466
ePlus, Inc.(1)(2)	0	24
Everbridge, Inc.(1)	8	185
EverCommerce, Inc.(1)	3	36
Evolv Technologies Holdings, Inc.(1)	4	18
Expensify, Inc.—Class A(1)	10	24
Extreme Networks, Inc.(1)	163	2,874
Fabrinet(1)	142	27,008
Fair Isaac Corp.(1)	17	19,531
FARO Technologies, Inc.(1)(2)	0	5
Fastly, Inc.—Class A(1)	19	334
Five9, Inc.(1)	265	20,856
FormFactor, Inc.(1)	14	595
Fortinet, Inc.(1)	53	3,117
Freshworks, Inc.—Class A(1)	30	704
Gartner, Inc.(1)	11	5,158
Gen Digital, Inc.	13	300
Gitlab, Inc.—Class A(1)	530	33,386
Globant SA(1)	58	13,849
GoDaddy, Inc.—Class A(1)	13	1,410
Grid Dynamics Holdings, Inc.(1)	8	112
Guidewire Software, Inc.(1)	110	11,949
Hackett Group, Inc.	4	95
Harmonic, Inc.(1)	21	268
HashiCorp, Inc.—Class A(1)	10	231
HP, Inc.	26	792
HubSpot, Inc.(1)	88	51,373
Impinj, Inc.(1)	4	389
indie Semiconductor, Inc.—Class A(1)	26	211
Infinera Corp.(1)	37	174
Informatica, Inc.—Class A(1)	1	18
Information Services Group, Inc.	3	15
Insight Enterprises, Inc.(1)	5	943
Instructure Holdings, Inc.(1)	4	98
Intapp, Inc.(1)	5	194
InterDigital, Inc.	5	529
inTEST Corp.(1)	2	31
IonQ, Inc.(1)	5	56
Iteris, Inc.(1)	4	20

Itron, Inc.(1)	1	58
Jabil, Inc.	188	23,990
Jamf Holding Corp.(1)	13	235
Kaltura, Inc.(1)	15	29
Keysight Technologies, Inc.(1)	299	47,510
Kimball Electronics, Inc.(1)	1	30
Knowles Corp.(1)	169	3,034
Kulicke & Soffa Industries, Inc.	7	394
Lattice Semiconductor Corp.(1)	930	64,149
Lightwave Logic, Inc.(1)	21	105
Littelfuse, Inc.	26	7,089
LivePerson, Inc.(1)	15	55
Luna Innovations, Inc.(1)	6	43
MACOM Technology Solutions Holdings, Inc.(1)	179	16,642
Manhattan Associates, Inc.(1)	81	17,514
Marathon Digital Holdings, Inc.(1)	387	9,090
Maxeon Solar Technologies Ltd.(1)	4	26
MaxLinear, Inc.—Class A(1)	14	331
MeridianLink, Inc.(1)	3	79
Microchip Technology, Inc.	133	11,967
MicroStrategy, Inc.—Class A(1)	2	1,421
MicroVision, Inc.(1)	35	94
Mitek Systems, Inc.(1)	8	99
MKS Instruments, Inc.	59	6,023
Model N, Inc.(1)	7	188
Monday.com Ltd.(1)	144	27,137
MongoDB, Inc.—Class A(1)	146	59,876
Monolithic Power Systems, Inc.	68	43,183
N-able, Inc.(1)	12	157
Napco Security Technologies, Inc.	6	210
Navitas Semiconductor Corp.—Class A(1)	3	28
nCino, Inc.(1)	259	8,705
NetApp, Inc.	13	1,103
NextNav, Inc.(1)	10	44
Novanta, Inc.(1)	7	1,112
Nutanix, Inc.—Class A(1)	1,159	55,279
NVE Corp.	1	63
Okta, Inc.—Class A(1)	640	57,984
Olo, Inc.—Class A(1)	11	60

ON Semiconductor Corp.(1)	387	32,292
OneSpan, Inc.(1)	7	72
Onto Innovation, Inc.(1)	282	43,110
OSI Systems, Inc.(1)	3	384
PagerDuty, Inc.(1)	106	2,448
Palantir Technologies, Inc.—Class A(1)	284	4,880
Palo Alto Networks, Inc.(1)	116	34,318
PAR Technology Corp.(1)(2)	0	18
PDF Solutions, Inc.(1)	6	182
Pegasystems, Inc.	6	309
Perficient, Inc.(1)	6	419
Plexus Corp.(1)	5	488
Power Integrations, Inc.	88	7,186
PowerSchool Holdings, Inc.—Class A(1)	10	244
Presto Automation, Inc.(1)	1	1
Procore Technologies, Inc.(1)	103	7,101
Progress Software Corp.	8	438
PROS Holdings, Inc.(1)	210	8,135
PTC, Inc.(1)	76	13,218
Pure Storage, Inc.—Class A(1)	1,424	50,776
Q2 Holdings, Inc.(1)	160	6,939
Qualys, Inc.(1)	94	18,534
Rambus, Inc.(1)	307	20,970
Rapid7, Inc.(1)	133	7,591
Red Violet, Inc.(1)	2	39
Rimini Street, Inc.(1)	10	31
RingCentral, Inc.—Class A(1)	13	432
Riot Platforms, Inc.(1)	24	379
Rogers Corp.(1)	2	308
Sanmina Corp.(1)	1	30
Sapiens International Corp. NV	6	162
SEMrush Holdings, Inc.—Class A(1)	6	82
Semtech Corp.(1)	423	9,271
SentinelOne, Inc.—Class A(1)	5	126
Shopify, Inc.—Class A(1)	390	30,412
Silicon Laboratories, Inc.(1)	127	16,740
SiTime Corp.(1)	32	3,859
SkyWater Technology, Inc.(1)	3	30
SMART Global Holdings, Inc.(1)	2	37
Smartsheet, Inc.—Class A(1)	19	918

SoundHound AI, Inc.—Class A(1)	25	52
SoundThinking, Inc.(1)	2	45
Splunk, Inc.(1)	23	3,535
Sprinklr, Inc.—Class A(1)	19	234
Sprout Social, Inc.—Class A(1)	273	16,746
SPS Commerce, Inc.(1)	144	27,999
Squarespace, Inc.—Class A(1)	3	94
Super Micro Computer, Inc.(1)	172	48,944
Synaptics, Inc.(1)	1	68
Synopsys, Inc.(1)	134	68,925
Tenable Holdings, Inc.(1)	164	7,547
Teradata Corp.(1)	15	649
Teradyne, Inc.	19	2,081
Thoughtworks Holding, Inc.(1)	18	86
Transphorm, Inc.(1)	5	18
Tucows, Inc.—Class A(1)	1	19
Twilio, Inc.—Class A(1)	4	320
Tyler Technologies, Inc.(1)	106	44,338
Ubiquiti, Inc.	1	70
UiPath, Inc.—Class A(1)	44	1,084
Unity Software, Inc.(1)	17	700
Universal Display Corp.	3	599
Varonis Systems, Inc.—Class B(1)	467	21,141
Verint Systems, Inc.(1)	11	289
VeriSign, Inc.(1)	1	143
Veritone, Inc.(1)	5	9
Viant Technology, Inc.—Class A(1)	3	20
Viavi Solutions, Inc.(1)	34	342
Vontier Corp.	8	277
Weave Communications, Inc.(1)	6	70
Workday, Inc.—Class A(1)	134	36,992
Workiva, Inc.—Class A(1)	9	931
Yext, Inc.(1)	19	114
Zebra Technologies Corp.—Class A(1)	1	380
Zeta Global Holdings Corp.—Class A(1)	25	225
Zscaler, Inc.(1)	308	68,153
Zuora, Inc.—Class A(1)	25	231

Total Information Technology		1,888,668

Materials – 1.16%
5E Advanced Materials, Inc.(1)	7	9
Alpha Metallurgical Resources, Inc.(2)	0	48
American Vanguard Corp.	1	9
Ardagh Metal Packaging SA	19	72
ATI, Inc.(1)	281	12,755
Avery Dennison Corp.	4	806
Avient Corp.	91	3,766
Axalta Coating Systems Ltd.(1)	3	118
Balchem Corp.	43	6,365
Berry Global Group, Inc.	99	6,693
Cabot Corp.	10	853
Century Aluminum Co.(1)	10	122
Compass Minerals International, Inc.	6	162
Constellium SE—Class A(1)	15	292
Contango ORE, Inc.(1)	1	12
Core Molding Technologies, Inc.(1)(2)	0	3
Dakota Gold Corp.(1)	6	16
Eagle Materials, Inc.	3	682
Ecovyst, Inc.(1)	4	38
FMC Corp.	3	170
Ginkgo Bioworks Holdings, Inc.(1)	24	41
Graphic Packaging Holding Co.	276	6,793
Hawkins, Inc.	4	251
HB Fuller Co.	9	723
Hecla Mining Co.	23	111
i-80 Gold Corp.(1)	2	4
Ingevity Corp.(1)	111	5,225
Innospec, Inc.	103	12,726
Ivanhoe Electric, Inc.(1)	12	117
Kaiser Aluminum Corp.	3	200
Livent Corp.(1)	147	2,636
Materion Corp.	4	493
Myers Industries, Inc.	7	132
Novagold Resources, Inc.(1)	45	167
O-I Glass, Inc.(1)	24	401
Orion SA	10	284
Perpetua Resources Corp.(1)	8	25
Piedmont Lithium, Inc.(1)	1	30
PPG Industries, Inc.	9	1,317
PureCycle Technologies, Inc.(1)	5	19

Quaker Chemical Corp.	3	547
RPM International, Inc.	4	404
Ryerson Holding Corp.(2)	0	14
Scotts Miracle-Gro Co.	6	396
Sealed Air Corp.	12	436
Sensient Technologies Corp.	54	3,588
Silgan Holdings, Inc.	68	3,081
Stepan Co.(2)	0	46
Summit Materials, Inc.—Class A(1)	361	13,901
Sylvamo Corp.	7	325
United States Lime & Minerals, Inc.(2)	0	82
Vulcan Materials Co.	4	990

Total Materials		88,496

Real Estate – 1.01%
Agree Realty Corp.	89	5,631
Alexander’s, Inc.(2)	0	82
Anywhere Real Estate, Inc.(1)	2	16
CareTrust REIT, Inc.	148	3,317
CBL & Associates Properties, Inc.	4	92
Clipper Realty, Inc.	2	11
Community Healthcare Trust, Inc.	3	86
Compass, Inc.—Class A(1)	45	170
COPT Defense Properties	250	6,406
CoStar Group, Inc.(1)	393	34,389
DigitalBridge Group, Inc.	9	166
Equity LifeStyle Properties, Inc.	9	609
Essential Properties Realty Trust, Inc.	3	80
eXp World Holdings, Inc.	13	204
FirstService Corp.	70	11,315
Four Corners Property Trust, Inc.	2	50
Gladstone Commercial Corp.	2	21
Iron Mountain, Inc.	21	1,496
Lamar Advertising Co.—Class A	10	1,069
Marcus & Millichap, Inc.	2	72
Maui Land & Pineapple Co., Inc.(1)	1	18
National Health Investors, Inc.	1	46
NexPoint Residential Trust, Inc.	1	42
Opendoor Technologies, Inc.(1)	6	25
Outfront Media, Inc.	13	181

Phillips Edison & Co., Inc.	4	134
Redfin Corp.(1)	20	208
RMR Group, Inc.—Class A	2	56
Ryman Hospitality Properties, Inc.	11	1,185
Saul Centers, Inc.	2	75
SBA Communications Corp.—Class A	2	412
Simon Property Group, Inc.	11	1,506
St Joe Co.	6	380
Sun Communities, Inc.	4	542
Tanger, Inc.	9	246
Terreno Realty Corp.	104	6,537
UDR, Inc.	3	100
UMH Properties, Inc.	2	25
Universal Health Realty Income Trust	2	101

Total Real Estate		77,101

Utilities – 0.07%
AES Corp.	61	1,179
American States Water Co.	7	550
Artesian Resources Corp.—Class A	1	49
Brookfield Infrastructure Corp.—Class A	2	84
Cadiz, Inc.(1)	7	20
California Water Service Group	3	176
Chesapeake Utilities Corp.	3	267
Consolidated Water Co. Ltd.	1	27
Genie Energy Ltd.—Class B	2	52
Global Water Resources, Inc.	2	27
MGE Energy, Inc.	3	250
Middlesex Water Co.	3	213
Montauk Renewables, Inc.(1)	12	111
New Jersey Resources Corp.	9	420
Ormat Technologies, Inc.	6	478
Otter Tail Corp.	4	344
PNM Resources, Inc.	2	70
Pure Cycle Corp.(1)	3	36
RGC Resources, Inc.(2)	0	5
Sunnova Energy International, Inc.(1)	9	142
Unitil Corp.	1	45
Vistra Corp.	16	609
York Water Co.	3	98

Total Utilities		5,252

Total Common Stocks (Cost: $5,683,429)		7,507,468

RIGHTS – 0.00%(3)
Healthcare – 0.00%(3)
Cartesian Therapeutics, Inc., expires 12/31/2049(1)(5)	5	1

Total Healthcare		1

Total Rights (Cost: $0)		1

WARRANTS – 0.00%(3)
Healthcare – 0.00%(3)
Cassava Sciences, Inc., expires 03/31/2025(1)(2)	3	–

Total Healthcare		–

Total Warrants (Cost: $0)		–

SHORT-TERM INVESTMENTS – 2.31%
Money Market Funds – 2.30%
Goldman Sachs Financial Square Government Fund—Class I, 5.24%(4)	175,739	175,739

Total Money Market Funds (Cost: $175,739)		175,739

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
Citibank, New York, 4.83% due 01/02/2024	$197	197
Royal Bank of Canada, Toronto, 4.83% due 01/02/2024	672	672
Sumitomo, Tokyo, 4.83% due 01/02/2024	103	103

Total Time Deposits (Cost: $972)		972

Total Short-Term Investments (Cost: $176,711)		176,711

TOTAL INVESTMENTS IN SECURITIES – 100.38% (Cost: $5,860,140)		7,684,180

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.38)%		(29,334)

TOTAL NET ASSETS – 100.00%		$7,654,846

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $14, which represents 0.00% of total net assets.
(6)	Security that is restricted at December 31, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
9	E-mini Russell 2000 Future	Mar. 2024	$853	$921	$68
3	S&P 500 E-mini Future	Mar. 2024	714	723	9
1	S&P MidCap 400 E-mini Future	Mar. 2024	273	281	8

					$85

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.19%
Communication Services – 1.10%
Advantage Solutions, Inc.(1)	36	$129
AMC Entertainment Holdings, Inc.—Class A(1)	6	35
AMC Networks, Inc.—Class A(1)	79	1,482
Anterix, Inc.(1)	1	19
ATN International, Inc.	4	168
Bandwidth, Inc.—Class A(1)	7	103
Boston Omaha Corp.—Class A(1)	9	142
Bumble, Inc.—Class A(1)	43	631
Cable One, Inc.	10	5,564
Cardlytics, Inc.(1)	16	147
Cinemark Holdings, Inc.(1)	8	109
Clear Channel Outdoor Holdings, Inc.—Class A(1)	157	286
Cogent Communications Holdings, Inc.	7	499
Consolidated Communications Holdings, Inc.(1)	30	129
Daily Journal Corp.(1)(2)	0	141
DHI Group, Inc.(1)	17	43
EchoStar Corp.—Class A(1)	50	834
Electronic Arts, Inc.	8	1,058
Emerald Holding, Inc.(1)	5	30
Entravision Communications Corp.—Class A	517	2,154
ESC GCI Liberty, Inc.(1)(2)(5)	3	–
Eventbrite, Inc.—Class A(1)	3	25
EW Scripps Co.—Class A(1)	14	111
Fox Corp.—Class A	226	6,693
Fox Corp.—Class B	4	111
Frontier Communications Parent, Inc.(1)	7	179
fuboTV, Inc.(1)	115	367
Gannett Co., Inc.(1)	59	135
Globalstar, Inc.(1)	31	60
Gogo, Inc.(1)	24	247
Gray Television, Inc.	33	299
IAC, Inc.(1)	2	112
IDT Corp.—Class B(1)	2	57
iHeartMedia, Inc.—Class A(1)	44	117
Interpublic Group of Companies, Inc.	281	9,177
Iridium Communications, Inc.(2)	0	9
John Wiley & Sons, Inc.—Class A	15	485
Liberty Broadband Corp.—Class A(1)(2)	0	35
Liberty Broadband Corp.—Class C(1)	3	206

Liberty Latin America Ltd.—Class A(1)	14	100
Liberty Latin America Ltd.—Class C(1)	57	417
Liberty Media Corp.-Liberty Formula One—Class A(1)	1	38
Liberty Media Corp.-Liberty Formula One—Class C(1)	128	8,094
Liberty Media Corp.-Liberty Live—Class A(1)	1	21
Liberty Media Corp.-Liberty Live—Class C(1)	1	48
Liberty Media Corp.-Liberty SiriusXM(1)	4	129
Liberty Media Corp.-Liberty SiriusXM—Class A(1)	2	64
Lions Gate Entertainment Corp.—Class A(1)	12	135
Lions Gate Entertainment Corp.—Class B(1)	11	116
Live Nation Entertainment, Inc.(1)	3	321
Lumen Technologies, Inc.(1)	415	760
Madison Square Garden Entertainment Corp.—Class A(1)	2	72
Madison Square Garden Sports Corp.—Class A(1)	1	93
Magnite, Inc.(1)	33	309
Marcus Corp.	10	150
Match Group, Inc.(1)	1	28
MediaAlpha, Inc.—Class A(1)	2	23
New York Times Co.—Class A	5	226
News Corp.—Class A	11	259
News Corp.—Class B	4	91
Nexstar Media Group, Inc.—Class A	77	12,066
Nextdoor Holdings, Inc.(1)	25	46
Omnicom Group, Inc.	6	487
Outbrain, Inc.(1)	16	69
Paramount Global—Class A(2)	0	10
Paramount Global—Class B	16	238
Playstudios, Inc.(1)	34	93
Playtika Holding Corp.(1)	280	2,443
PubMatic, Inc.—Class A(1)	15	241
Reservoir Media, Inc.(1)	6	45
Roku, Inc.—Class A(1)	3	281
Scholastic Corp.	11	418
Shenandoah Telecommunications Co.	20	432
Sinclair, Inc.	12	158
Sirius XM Holdings, Inc.	18	99
Sphere Entertainment Co.(1)	11	366
Spok Holdings, Inc.	7	110
Stagwell, Inc.—Class A(1)	32	214
System1, Inc.(1)	15	33
Take-Two Interactive Software, Inc.(1)	81	13,019

TEGNA, Inc.	296	4,522
Telephone & Data Systems, Inc.	41	754
Thryv Holdings, Inc.(1)	13	255
Tingo Group, Inc.(1)(5)	43	27
Townsquare Media, Inc.—Class A	37	392
TripAdvisor, Inc.(1)	3	68
TrueCar, Inc.(1)	36	125
Urban One, Inc.(1)	5	18
Urban One, Inc.—Class A(1)	3	13
Vimeo, Inc.(1)	19	73
Vivid Seats, Inc.—Class A(1)	7	42
Warner Bros Discovery, Inc.(1)	63	715
WideOpenWest, Inc.(1)	21	86
Ziff Davis, Inc.(1)	15	998
ZoomInfo Technologies, Inc.—Class A(1)	4	77

Total Communication Services		82,655

Consumer Discretionary – 11.65%
1-800-Flowers.com, Inc.—Class A(1)	10	109
2U, Inc.(1)	30	37
Aaron’s Co., Inc.	38	413
Abercrombie & Fitch Co.—Class A(1)	10	857
Accel Entertainment, Inc.—Class A(1)	188	1,933
Adient Plc(1)	39	1,416
ADT, Inc.	6	43
Adtalem Global Education, Inc.(1)	16	967
Advance Auto Parts, Inc.	2	107
Allbirds, Inc.—Class A(1)	40	50
American Axle & Manufacturing Holdings, Inc.(1)	258	2,277
American Eagle Outfitters, Inc.	59	1,244
America’s Car-Mart, Inc.(1)	2	188
AMMO, Inc.(1)	39	82
Aptiv Plc(1)	8	693
Aramark	7	187
Asbury Automotive Group, Inc.(1)	54	12,057
Atmus Filtration Technologies, Inc.(1)	64	1,494
AutoNation, Inc.(1)	1	120
AutoZone, Inc.(1)	14	36,703
Bally’s Corp.(1)	6	78
BARK, Inc.(1)	54	43
Bath & Body Works, Inc.	7	282
Beazer Homes USA, Inc.(1)	12	415

Best Buy Co., Inc.	72	5,656
Beyond, Inc.(1)	19	513
Big 5 Sporting Goods Corp.	9	58
Big Lots, Inc.	12	95
Biglari Holdings, Inc.—Class B(1)(2)	0	41
Birkenstock Holding Plc(1)	1	29
BJ’s Restaurants, Inc.(1)	4	136
Bloomin’ Brands, Inc.	154	4,338
Bluegreen Vacations Holding Corp.—Class A	1	61
BorgWarner, Inc.	167	5,992
Bowlero Corp.—Class A(1)	1	13
Boyd Gaming Corp.	172	10,792
Bright Horizons Family Solutions, Inc.(1)	1	138
Brinker International, Inc.(1)	107	4,641
Brunswick Corp.	223	21,585
Build-A-Bear Workshop, Inc.	1	28
Caesars Entertainment, Inc.(1)	4	165
Caleres, Inc.	14	432
Canada Goose Holdings, Inc.(1)	601	7,124
Capri Holdings Ltd.(1)	86	4,311
CarMax, Inc.(1)	82	6,313
Carnival Corp.(1)	28	526
Carrols Restaurant Group, Inc.	16	125
Carter’s, Inc.	1	76
Carvana Co.—Class A(1)	22	1,178
Cato Corp.—Class A	7	50
Cava Group, Inc.(1)(2)	0	7
Cavco Industries, Inc.(1)	6	1,924
Century Casinos, Inc.(1)	2	8
Century Communities, Inc.	12	1,082
Chegg, Inc.(1)	7	78
Chico’s FAS, Inc.(1)	49	368
Children’s Place, Inc.(1)	5	112
Churchill Downs, Inc.	48	6,445
Chuy’s Holdings, Inc.(1)	1	54
Clarus Corp.	10	68
Columbia Sportswear Co.	1	79
ContextLogic, Inc.—Class A(1)	9	56
Cooper-Standard Holdings, Inc.(1)	5	93
Dana, Inc.	54	792
Darden Restaurants, Inc.	51	8,417

Dave & Buster’s Entertainment, Inc.(1)	77	4,149
Denny’s Corp.(1)	4	43
Designer Brands, Inc.—Class A	189	1,674
Destination XL Group, Inc.(1)	23	101
Dick’s Sporting Goods, Inc.	39	5,716
Dine Brands Global, Inc.	26	1,290
DoorDash, Inc.—Class A(1)	2	186
DR Horton, Inc.	9	1,351
Dream Finders Homes, Inc.—Class A(1)	6	204
Duluth Holdings, Inc.—Class B(1)	5	29
eBay, Inc.	332	14,472
El Pollo Loco Holdings, Inc.(1)	11	97
Empire Resorts, Inc.(1)(2)(5)	0	—
Escalade, Inc.	3	69
Ethan Allen Interiors, Inc.	9	297
Etsy, Inc.(1)	2	126
European Wax Center, Inc.—Class A(1)	1	9
Everi Holdings, Inc.(1)	234	2,636
EVgo, Inc.—Class A(1)	36	128
Expedia Group, Inc.(1)	105	15,993
Figs, Inc.—Class A(1)	6	43
First Watch Restaurant Group, Inc.(1)	5	101
Floor & Decor Holdings, Inc.—Class A(1)	252	28,138
Foot Locker, Inc.	122	3,796
Ford Motor Co.	316	3,857
Fossil Group, Inc.(1)	17	26
Frontdoor, Inc.(1)	284	9,996
Full House Resorts, Inc.(1)	1	4
Funko, Inc.—Class A(1)	304	2,351
GameStop Corp.—Class A(1)	8	136
Gap, Inc.	6	119
Garmin Ltd.	85	10,977
Genesco, Inc.(1)	4	156
Gentex Corp.	337	11,005
Genuine Parts Co.	4	553
G-III Apparel Group Ltd.(1)	76	2,586
Goodyear Tire & Rubber Co.(1)	262	3,745
GoPro, Inc.—Class A(1)	51	178
Graham Holdings Co.—Class B	1	1,029
Grand Canyon Education, Inc.(1)	62	8,155
Green Brick Partners, Inc.(1)	7	362

Group 1 Automotive, Inc.	32	9,658
GrowGeneration Corp.(1)	23	58
Guess?, Inc.	11	243
H&R Block, Inc.	282	13,639
Hanesbrands, Inc.(1)	48	216
Harley-Davidson, Inc.	441	16,235
Hasbro, Inc.	136	6,969
Haverty Furniture Companies, Inc.	6	212
Helen of Troy Ltd.(1)	79	9,521
Hibbett, Inc.	32	2,280
Hilton Worldwide Holdings, Inc.	4	705
Holley, Inc.(1)	21	102
Hooker Furnishings Corp.	5	118
Hovnanian Enterprises, Inc.—Class A(1)	2	313
Hyatt Hotels Corp.—Class A	1	162
Installed Building Products, Inc.	75	13,789
International Game Technology Plc	313	8,570
iRobot Corp.(1)	1	46
J Jill, Inc.(1)	2	44
Jack in the Box, Inc.	112	9,126
JAKKS Pacific, Inc.(1)	3	102
Johnson Outdoors, Inc.—Class A	2	119
KB Home	29	1,833
Kohl’s Corp.	74	2,118
Krispy Kreme, Inc.	25	377
Lands’ End, Inc.(1)	6	56
Landsea Homes Corp.(1)	8	107
Latham Group, Inc.(1)	16	42
Laureate Education, Inc.—Class A	9	117
La-Z-Boy, Inc.	442	16,306
Lazydays Holdings, Inc.(1)	3	24
LCI Industries	6	802
Lear Corp.	96	13,496
Legacy Housing Corp.(1)	3	88
Leggett & Platt, Inc.	4	103
Lennar Corp.—Class A	7	1,035
Lennar Corp.—Class B(2)	0	58
Leslie’s, Inc.(1)	68	470
LGI Homes, Inc.(1)	8	1,052
Life Time Group Holdings, Inc.(1)	13	200
Light & Wonder, Inc.(1)	20	1,645

Lincoln Educational Services Corp.(1)	9	87
Lindblad Expeditions Holdings, Inc.(1)	13	151
Lithia Motors, Inc.—Class A	1	254
LKQ Corp.	500	23,894
Lucid Group, Inc.(1)	22	91
M/I Homes, Inc.(1)	11	1,550
Macy’s, Inc.	142	2,850
Malibu Boats, Inc.—Class A(1)	66	3,606
MarineMax, Inc.(1)	119	4,638
Marriott International, Inc.—Class A	50	11,279
Marriott Vacations Worldwide Corp.	1	87
Mattel, Inc.(1)	10	189
MDC Holdings, Inc.	25	1,377
Meritage Homes Corp.	15	2,614
MGM Resorts International(1)	8	363
Mister Car Wash, Inc.(1)	2	17
Modine Manufacturing Co.(1)	8	451
Mohawk Industries, Inc.(1)	22	2,274
Mondee Holdings, Inc.—Class A(1)	2	5
Monro, Inc.	166	4,868
Movado Group, Inc.	6	191
Murphy USA, Inc.(2)	0	10
National Vision Holdings, Inc.(1)	30	628
Newell Brands, Inc.	857	7,443
Nordstrom, Inc.	78	1,442
Norwegian Cruise Line Holdings Ltd.(1)	9	185
NVR, Inc.(1)	5	35,996
ODP Corp.(1)	82	4,624
Ollie’s Bargain Outlet Holdings, Inc.(1)	1	88
OneWater Marine, Inc.—Class A(1)	97	3,292
Oxford Industries, Inc.	165	16,498
Papa John’s International, Inc.	3	225
Patrick Industries, Inc.	8	777
Penn Entertainment, Inc.(1)	4	110
Penske Automotive Group, Inc.	50	7,995
Perdoceo Education Corp.	27	466
Petco Health & Wellness Co., Inc.—Class A(1)	2	7
PetMed Express, Inc.	8	61
Phinia, Inc.	19	572
Planet Fitness, Inc.—Class A(1)	7	494
Playa Hotels & Resorts NV(1)	292	2,529

Polaris, Inc.	70	6,631
PulteGroup, Inc.	117	12,047
Purple Innovation, Inc.—Class A	26	26
PVH Corp.	149	18,224
QuantumScape Corp.—Class A(1)	10	68
Ralph Lauren Corp.—Class A	69	9,990
Red Robin Gourmet Burgers, Inc.(1)	40	496
Red Rock Resorts, Inc.—Class A	670	35,734
Rent the Runway, Inc.—Class A(1)	18	10
RH(1)(2)	0	108
Rivian Automotive, Inc.—Class A(1)	19	445
Rocky Brands, Inc.	2	74
Ross Stores, Inc.	122	16,915
Royal Caribbean Cruises Ltd.(1)	5	604
Sabre Corp.(1)	103	455
Sally Beauty Holdings, Inc.(1)	2	32
Savers Value Village, Inc.(1)	5	89
SeaWorld Entertainment, Inc.(1)	1	44
Service Corp. International	3	181
Shoe Carnival, Inc.	8	236
Signet Jewelers Ltd.	18	1,974
Six Flags Entertainment Corp.(1)	6	158
Skechers USA, Inc.—Class A(1)	662	41,288
Skyline Champion Corp.(1)	226	16,772
Sleep Number Corp.(1)	4	60
Smith & Wesson Brands, Inc.	19	255
Snap One Holdings Corp.(1)	8	70
Solid Power, Inc.(1)	63	92
Solo Brands, Inc.—Class A(1)	229	1,412
Sonic Automotive, Inc.—Class A	6	346
Sportsman’s Warehouse Holdings, Inc.(1)	15	64
Standard Motor Products, Inc.	8	336
Stitch Fix, Inc.—Class A(1)	20	70
Stoneridge, Inc.(1)	8	166
Strategic Education, Inc.	9	867
Sturm Ruger & Co., Inc.	1	34
Sweetgreen, Inc.—Class A(1)	8	93
Tapestry, Inc.	233	8,590
Taylor Morrison Home Corp.—Class A(1)	43	2,293
Tempur Sealy International, Inc.	318	16,200
Thor Industries, Inc.	48	5,709

ThredUp, Inc.—Class A(1)	26	58
Tile Shop Holdings, Inc.(1)	12	90
Tilly’s, Inc.—Class A(1)	8	59
Toll Brothers, Inc.	205	21,054
TopBuild Corp.(1)	1	315
Topgolf Callaway Brands Corp.(1)	60	860
Traeger, Inc.(1)	16	43
Travel + Leisure Co.	57	2,233
TRI Pointe Homes, Inc.(1)	39	1,397
Ulta Beauty, Inc.(1)	36	17,461
Under Armour, Inc.—Class A(1)	5	47
Under Armour, Inc.—Class C(1)	889	7,422
United Homes Group, Inc.(1)	1	11
Universal Technical Institute, Inc.(1)	11	142
Upbound Group, Inc.	1	45
Urban Outfitters, Inc.(1)	18	630
Vail Resorts, Inc.	21	4,421
Valvoline, Inc.(1)	3	110
Vera Bradley, Inc.(1)	11	88
VF Corp.	10	189
Victoria’s Secret & Co.(1)	1	32
Vista Outdoor, Inc.(1)	24	710
Visteon Corp.(1)	50	6,208
Vizio Holding Corp.—Class A(1)	184	1,414
VOXX International Corp.—Class A(1)	5	53
Wayfair, Inc.—Class A(1)	1	91
Weyco Group, Inc.	2	66
Whirlpool Corp.	125	15,242
Williams-Sonoma, Inc.	30	6,093
Winmark Corp.	1	481
Winnebago Industries, Inc.	12	875
Wolverine World Wide, Inc.	3	28
Workhorse Group, Inc.(1)	70	25
Worthington Enterprises, Inc.	13	731
WW International, Inc.(1)	22	195
Wyndham Hotels & Resorts, Inc.	121	9,741
Wynn Resorts Ltd.	3	252
Xponential Fitness, Inc.—Class A(1)	1	16
Yum! Brands, Inc.	1	127
Zumiez, Inc.(1)	319	6,496

Total Consumer Discretionary		872,920

Consumer Staples – 3.21%
Albertsons Companies, Inc.—Class A	228	5,237
Alico, Inc.	3	77
Andersons, Inc.	13	769
Archer-Daniels-Midland Co.	173	12,524
B&G Foods, Inc.	29	305
BellRing Brands, Inc.(1)	40	2,211
Benson Hill, Inc.(1)	70	12
BJ’s Wholesale Club Holdings, Inc.(1)	2	166
Boston Beer Co., Inc.—Class A(1)(2)	0	6
Brown-Forman Corp.—Class A(2)	0	18
Brown-Forman Corp.—Class B	1	66
Bunge Global SA	48	4,839
Cal-Maine Foods, Inc.	1	55
Campbell Soup Co.	5	236
Casey’s General Stores, Inc.	1	250
Central Garden & Pet Co.—Class A(1)	5	238
Central Garden & Pet Co.—Class A(1)	256	11,295
Church & Dwight Co., Inc.	1	66
Coca-Cola Consolidated, Inc.	6	5,942
Coca-Cola Europacific Partners Plc	102	6,788
Conagra Brands, Inc.	217	6,226
Constellation Brands, Inc.—Class A	38	9,182
Coty, Inc.—Class A(1)	11	133
Darling Ingredients, Inc.(1)	4	224
Dole Plc	13	159
Dollar Tree, Inc.(1)	6	844
Duckhorn Portfolio, Inc.(1)	15	144
Edgewell Personal Care Co.	183	6,706
Flowers Foods, Inc.	5	118
Forafric Global Plc(1)	1	14
Fresh Del Monte Produce, Inc.	14	371
Freshpet, Inc.(1)	1	79
Grocery Outlet Holding Corp.(1)	3	73
Hain Celestial Group, Inc.(1)	37	403
Herbalife Ltd.(1)	11	166
HF Foods Group, Inc.(1)	16	85
Hormel Foods Corp.	8	269
Ingles Markets, Inc.—Class A	6	500
Ingredion, Inc.	60	6,478
J.M. Smucker Co.	3	367

Kellanova	7	413
Kenvue, Inc.	249	5,362
Kroger Co.	173	7,925
Lamb Weston Holdings, Inc.(2)	0	24
Lancaster Colony Corp.	135	22,411
Limoneira Co.	7	142
Maplebear, Inc.(1)(2)	0	6
McCormick & Co., Inc.	7	493
Mission Produce, Inc.(1)	17	175
Molson Coors Beverage Co.—Class B	163	9,958
Natural Grocers by Vitamin Cottage, Inc.	4	63
Nature’s Sunshine Products, Inc.(1)	5	94
Nomad Foods Ltd.(1)	836	14,170
Nu Skin Enterprises, Inc.—Class A	21	417
Oil-Dri Corp. of America	1	101
Olaplex Holdings, Inc.(1)	4	9
Performance Food Group Co.(1)	196	13,553
Pilgrim’s Pride Corp.(1)	1	31
Post Holdings, Inc.(1)	294	25,884
PriceSmart, Inc.	3	235
Primo Water Corp.	55	831
Reynolds Consumer Products, Inc.	1	40
Seaboard Corp.(2)	0	21
Seneca Foods Corp.—Class A(1)	2	108
Simply Good Foods Co.(1)	329	13,023
SpartanNash Co.	15	335
Spectrum Brands Holdings, Inc.	80	6,369
Sprouts Farmers Market, Inc.(1)	106	5,104
SunOpta, Inc.(1)	2	12
TreeHouse Foods, Inc.(1)	19	769
Turning Point Brands, Inc.	50	1,323
Tyson Foods, Inc.—Class A	8	427
United Natural Foods, Inc.(1)	67	1,094
Universal Corp.	10	667
US Foods Holding Corp.(1)	343	15,590
Vector Group Ltd.	50	562
Village Super Market, Inc.—Class A	4	92
Waldencast Plc—Class A(1)	14	154
Walgreens Boots Alliance, Inc.	166	4,337
Weis Markets, Inc.	7	441
WK Kellogg Co.	295	3,879

Zevia PBC—Class A(1)	3	7

Total Consumer Staples		240,292

Energy – 5.81%
Amplify Energy Corp.(1)	16	96
Antero Midstream Corp.	6	79
Antero Resources Corp.(1)	8	183
APA Corp.	109	3,911
Archrock, Inc.	47	722
Ardmore Shipping Corp.	17	244
Atlas Energy Solutions, Inc.—Class A	6	106
Baker Hughes Co.—Class A	29	985
Berry Corp.	32	227
Bristow Group, Inc.(1)	10	269
Cactus, Inc.—Class A	110	4,980
California Resources Corp.	162	8,875
Callon Petroleum Co.(1)	25	822
Centrus Energy Corp.—Class A(1)	5	270
ChampionX Corp.	471	13,750
Chesapeake Energy Corp.	4	273
Chord Energy Corp.	82	13,646
Civitas Resources, Inc.	76	5,165
Clean Energy Fuels Corp.(1)	70	270
CNX Resources Corp.(1)	519	10,371
Comstock Resources, Inc.	37	332
CONSOL Energy, Inc.	13	1,272
Core Laboratories, Inc.	13	226
Coterra Energy, Inc.	569	14,519
Crescent Energy Co.—Class A	20	259
CVR Energy, Inc.	2	57
Delek U.S. Holdings, Inc.	27	702
Devon Energy Corp.	195	8,818
DHT Holdings, Inc.	57	555
Diamond Offshore Drilling, Inc.(1)	42	552
Diamondback Energy, Inc.	260	40,285
DMC Global, Inc.(1)	5	100
Dorian LPG Ltd.	6	259
Dril-Quip, Inc.(1)	14	330
DT Midstream, Inc.	3	153
Encore Energy Corp.(1)	58	229
Energy Fuels, Inc.(1)	7	52
EQT Corp.	181	6,993

Equitrans Midstream Corp.	128	1,301
Excelerate Energy, Inc.—Class A	1	19
Expro Group Holdings NV(1)	372	5,930
FLEX LNG Ltd.	4	106
Forum Energy Technologies, Inc.(1)	4	90
FutureFuel Corp.	12	75
Gevo, Inc.(1)	103	120
Golar LNG Ltd.	39	885
Granite Ridge Resources, Inc.	13	78
Green Plains, Inc.(1)	14	356
Gulfport Energy Corp.(1)	5	608
Hallador Energy Co.(1)	9	82
Halliburton Co.	560	20,248
Helix Energy Solutions Group, Inc.(1)	59	606
Helmerich & Payne, Inc.	287	10,381
Hess Corp.	3	503
HF Sinclair Corp.	148	8,216
HighPeak Energy, Inc.	1	15
International Seaways, Inc.	17	757
Kinetik Holdings, Inc.—Class A	7	225
KLX Energy Services Holdings, Inc.(1)	5	60
Kodiak Gas Services, Inc.	4	84
Liberty Energy, Inc.—Class A	64	1,159
Mach Natural Resources LP(1)	80	1,313
Magnolia Oil & Gas Corp.—Class A	910	19,367
Mammoth Energy Services, Inc.(1)	8	37
Marathon Oil Corp.	371	8,964
Marathon Petroleum Corp.	59	8,709
Matador Resources Co.	552	31,387
Murphy Oil Corp.	62	2,640
Nabors Industries Ltd.(1)(2)	0	33
NACCO Industries, Inc.—Class A	2	67
Newpark Resources, Inc.(1)	31	207
Noble Corp. Plc	8	373
Nordic American Tankers Ltd.	86	360
Northern Oil & Gas, Inc.	139	5,171
NOV, Inc.	11	227
Oil States International, Inc.(1)	26	176
ONEOK, Inc.	16	1,102
Overseas Shipholding Group, Inc.—Class A	24	127
Ovintiv, Inc.	4	178

Par Pacific Holdings, Inc.(1)	15	539
Patterson-UTI Energy, Inc.	138	1,491
PBF Energy, Inc.—Class A	169	7,427
Peabody Energy Corp.	47	1,155
Permian Resources Corp.—Class A	1,062	14,444
Phillips 66	139	18,473
Plains GP Holdings LP—Class A(1)	572	9,118
PrimeEnergy Resources Corp.(1)(2)	0	31
ProFrac Holding Corp.—Class A(1)	10	81
ProPetro Holding Corp.(1)	40	338
Range Resources Corp.	991	30,163
Ranger Energy Services, Inc.—Class A	6	65
REX American Resources Corp.(1)	5	225
Ring Energy, Inc.(1)	46	67
RPC, Inc.	34	250
SandRidge Energy, Inc.	9	129
Scorpio Tankers, Inc.	66	4,022
SEACOR Marine Holdings, Inc.(1)	10	121
Seadrill Ltd.(1)	21	989
Select Water Solutions, Inc.—Class A	33	250
SFL Corp. Ltd.	46	514
SilverBow Resources, Inc.(1)	8	229
Sitio Royalties Corp.—Class A	19	439
SM Energy Co.	49	1,894
Solaris Oilfield Infrastructure, Inc.—Class A	10	81
Southwestern Energy Co.(1)	31	205
Talos Energy, Inc.(1)	46	650
TechnipFMC Plc	1,598	32,189
Teekay Corp.(1)	25	182
Teekay Tankers Ltd.—Class A	10	487
Tellurian, Inc.(1)	203	154
Tidewater, Inc.(1)	102	7,340
Uranium Energy Corp.(1)	156	1,000
US Silica Holdings, Inc.(1)	32	358
VAALCO Energy, Inc.	38	172
Valero Energy Corp.	26	3,315
Verde Clean Fuels, Inc.(1)	2	4
Viper Energy, Inc.—Class A	305	9,556
Vital Energy, Inc.(1)	10	447
Vitesse Energy, Inc.	10	225
Weatherford International Plc(1)	101	9,915

Williams Companies, Inc.	35	1,212
World Kinect Corp.	91	2,064

Total Energy		435,289

Financials – 19.97%
1st Source Corp.	7	392
Acacia Research Corp.(1)	16	62
ACNB Corp.	4	161
AFC Gamma, Inc.	6	78
Affiliated Managers Group, Inc.	29	4,335
Affirm Holdings, Inc.—Class A(1)	6	316
Aflac, Inc.	174	14,335
AGNC Investment Corp.	18	176
Alerus Financial Corp.	8	183
Allstate Corp.	189	26,505
Ally Financial, Inc.	189	6,598
Amalgamated Financial Corp.	8	215
A-Mark Precious Metals, Inc.	103	3,123
Ambac Financial Group, Inc.(1)	19	307
Amerant Bancorp, Inc.—Class A	11	280
American Coastal Insurance Corp.(1)	8	74
American Equity Investment Life Holding Co.(1)	33	1,814
American Financial Group, Inc.	36	4,337
American International Group, Inc.	557	37,770
American National Bankshares, Inc.	4	210
Ameriprise Financial, Inc.	127	48,302
Ameris Bancorp	127	6,737
AMERISAFE, Inc.	4	204
Ames National Corp.	5	97
Angel Oak Mortgage REIT, Inc.	5	51
Annaly Capital Management, Inc.	86	1,673
Apollo Commercial Real Estate Finance, Inc.	59	691
Apollo Global Management, Inc.	124	11,541
Arbor Realty Trust, Inc.	71	1,071
Arch Capital Group Ltd.(1)	9	651
Ares Commercial Real Estate Corp.	23	241
Ares Management Corp.—Class A	218	25,868
ARMOUR Residential REIT, Inc.	20	395
Arrow Financial Corp.	7	182
Arthur J. Gallagher & Co.	71	15,940
Artisan Partners Asset Management, Inc.—Class A	7	321
Associated Banc-Corp.	312	6,675

Assurant, Inc.	53	8,945
Assured Guaranty Ltd.	2	119
Atlantic Union Bankshares Corp.	30	1,081
Atlanticus Holdings Corp.(1)	2	65
AvidXchange Holdings, Inc.(1)	6	69
Axis Capital Holdings Ltd.	204	11,294
Axos Financial, Inc.(1)	34	1,853
Bakkt Holdings, Inc.(1)	27	60
Banc of California, Inc.	482	6,472
BancFirst Corp.	8	785
Banco Latinoamericano de Comercio Exterior SA—Class E	11	275
Bank First Corp.	4	339
Bank of Hawaii Corp.	122	8,830
Bank of Marin Bancorp	7	161
Bank of New York Mellon Corp.	130	6,754
Bank of NT Butterfield & Son Ltd.	476	15,236
Bank OZK	160	7,965
Bank7 Corp.	2	47
BankUnited, Inc.	92	2,987
Bankwell Financial Group, Inc.	3	98
Banner Corp.	14	743
Bar Harbor Bankshares	7	197
BayCom Corp.	4	101
BCB Bancorp, Inc.	7	88
Berkshire Hills Bancorp, Inc.	16	398
BGC Group, Inc.—Class A	78	562
Blackstone Mortgage Trust, Inc.—Class A	72	1,528
Block, Inc.—Class A(1)	10	749
Blue Foundry Bancorp(1)	11	102
Blue Owl Capital Corp.	243	3,591
Blue Owl Capital, Inc.—Class A	11	163
Blue Ridge Bankshares, Inc.	8	24
BOK Financial Corp.	82	7,038
Bread Financial Holdings, Inc.	13	442
Bridgewater Bancshares, Inc.(1)	10	131
Brighthouse Financial, Inc.(1)	2	97
Brightsphere Investment Group, Inc.	8	161
BrightSpire Capital, Inc.—Class A	55	411
Brookline Bancorp, Inc.	730	7,964
Brown & Brown, Inc.	4	292
Burke & Herbert Financial Services Corp.	2	152

Business First Bancshares, Inc.	10	247
Byline Bancorp, Inc.	11	254
C&F Financial Corp.	1	88
Cadence Bank	903	26,725
Cambridge Bancorp	3	229
Camden National Corp.	6	241
Cannae Holdings, Inc.(1)	29	573
Cantaloupe, Inc.(1)	8	57
Capital Bancorp, Inc.	4	105
Capital City Bank Group, Inc.	4	117
Capitol Federal Financial, Inc.	52	336
Capstar Financial Holdings, Inc.	8	149
Carlyle Group, Inc.	6	247
Carter Bankshares, Inc.(1)	10	148
Cass Information Systems, Inc.	1	34
Cathay General Bancorp	402	17,924
CBOE Global Markets, Inc.	3	534
Central Pacific Financial Corp.	7	143
Central Valley Community Bancorp	4	98
Chemung Financial Corp.	1	67
Chicago Atlantic Real Estate Finance, Inc.	6	102
Chimera Investment Corp.	242	1,208
ChoiceOne Financial Services, Inc.	3	84
Cincinnati Financial Corp.	4	453
Citizens & Northern Corp.	7	151
Citizens Financial Group, Inc.	230	7,607
Citizens Financial Services, Inc.	1	88
City Holding Co.	6	615
Civista Bancshares, Inc.	7	133
Claros Mortgage Trust, Inc.	38	512
CNA Financial Corp.	76	3,207
CNB Financial Corp.	9	197
CNO Financial Group, Inc.	520	14,503
Codorus Valley Bancorp, Inc.	4	98
Coinbase Global, Inc.—Class A(1)	5	841
Colony Bankcorp, Inc.	8	109
Columbia Banking System, Inc.	673	17,951
Columbia Financial, Inc.(1)	7	143
Comerica, Inc.	513	28,648
Commerce Bancshares, Inc.	3	185
Community Bank System, Inc.	21	1,079

Community Trust Bancorp, Inc.	7	295
Compass Diversified Holdings	324	7,276
ConnectOne Bancorp, Inc.	16	368
Consumer Portfolio Services, Inc.(1)	3	29
Credit Acceptance Corp.(1)(2)	0	95
CrossFirst Bankshares, Inc.(1)	19	261
Cullen/Frost Bankers, Inc.	2	184
Customers Bancorp, Inc.(1)	12	683
CVB Financial Corp.	1,134	22,904
Dime Community Bancshares, Inc.	14	389
Discover Financial Services	236	26,489
Donegal Group, Inc.—Class A	7	102
Donnelley Financial Solutions, Inc.(1)	9	548
Dynex Capital, Inc.	23	285
Eagle Bancorp, Inc.	12	357
East West Bancorp, Inc.	387	27,821
Eastern Bankshares, Inc.	65	917
eHealth, Inc.(1)	8	70
Ellington Financial, Inc.	30	381
Employers Holdings, Inc.	10	385
Enact Holdings, Inc.	31	885
Encore Capital Group, Inc.(1)	10	495
Enova International, Inc.(1)	12	674
Enstar Group Ltd.(1)	5	1,456
Enterprise Bancorp, Inc.	4	130
Enterprise Financial Services Corp.	15	692
Equity Bancshares, Inc.—Class A	6	214
Esquire Financial Holdings, Inc.	1	26
ESSA Bancorp, Inc.	4	73
Essent Group Ltd.	112	5,898
Euronet Worldwide, Inc.(1)	57	5,803
Evans Bancorp, Inc.	2	74
Evercore, Inc.—Class A	75	12,751
Everest Group Ltd.	34	12,193
EVERTEC, Inc.	215	8,782
F&G Annuities & Life, Inc.	7	325
Farmers & Merchants Bancorp, Inc.	5	128
Farmers National Banc Corp.	15	218
FB Financial Corp.	15	610
Federal Agricultural Mortgage Corp.—Class C	3	614
Fidelis Insurance Holdings Ltd.(1)	131	1,660

Fidelity D&D Bancorp, Inc.	2	114
Fidelity National Financial, Inc.	7	377
Fidelity National Information Services, Inc.	145	8,711
Fifth Third Bancorp	879	30,307
Finance Of America Companies, Inc.—Class A(1)	24	26
Financial Institutions, Inc.	7	139
First American Financial Corp.	392	25,291
First Bancorp	16	605
First Bancorp	362	5,950
First Bancorp, Inc.	5	140
First Bancshares, Inc.	13	393
First Bank	9	135
First Busey Corp.	22	558
First Business Financial Services, Inc.	4	141
First Citizens BancShares, Inc.—Class A(2)	0	393
First Commonwealth Financial Corp.	40	612
First Community Bankshares, Inc.	7	276
First Community Corp.	3	62
First Financial Bancorp	37	884
First Financial Corp.	5	221
First Foundation, Inc.	21	208
First Hawaiian, Inc.	363	8,295
First Horizon Corp.	290	4,105
First Interstate BancSystem, Inc.—Class A	498	15,322
First Merchants Corp.	70	2,590
First Mid Bancshares, Inc.	9	328
First of Long Island Corp.	9	122
First Western Financial, Inc.(1)	4	73
Five Star Bancorp	4	92
FleetCor Technologies, Inc.(1)(2)	0	41
Flushing Financial Corp.	12	199
FNB Corp.	612	8,423
Forge Global Holdings, Inc.(1)	45	156
Franklin BSP Realty Trust, Inc.	33	451
Franklin Resources, Inc.	8	242
FS Bancorp, Inc.	2	87
FS KKR Capital Corp.	122	2,439
Fulton Financial Corp.	67	1,111
FVCBankcorp, Inc.(1)	7	97
GCM Grosvenor, Inc.—Class A	2	15
Genworth Financial, Inc.—Class A(1)	521	3,480

German American Bancorp, Inc.	12	395
Glacier Bancorp, Inc.	658	27,199
Global Payments, Inc.	49	6,239
Globe Life, Inc.	88	10,658
GoHealth, Inc.—Class A(1)	2	29
Granite Point Mortgage Trust, Inc.	23	135
Great Southern Bancorp, Inc.	4	231
Green Dot Corp.—Class A(1)	11	114
Greene County Bancorp, Inc.	1	42
Greenlight Capital Re Ltd.—Class A(1)	11	130
Guaranty Bancshares, Inc.	4	124
Hamilton Insurance Group Ltd.—Class B(1)	80	1,202
Hamilton Lane, Inc.—Class A	6	713
Hancock Whitney Corp.	37	1,775
Hanmi Financial Corp.	11	214
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	40	1,112
Hanover Insurance Group, Inc.	72	8,700
HarborOne Bancorp, Inc.	18	213
Hartford Financial Services Group, Inc.	315	25,347
HBT Financial, Inc.	6	119
Heartland Financial USA, Inc.	18	676
Heritage Commerce Corp.	27	268
Heritage Financial Corp.	14	302
Hilltop Holdings, Inc.	19	684
Hingham Institution for Savings	1	127
Hippo Holdings, Inc.(1)	4	40
Home Bancorp, Inc.	3	139
Home Bancshares, Inc.	350	8,871
HomeStreet, Inc.	7	75
HomeTrust Bancshares, Inc.	5	144
Hope Bancorp, Inc.	46	552
Horace Mann Educators Corp.	15	492
Horizon Bancorp, Inc.	19	269
Houlihan Lokey, Inc.—Class A	1	159
Huntington Bancshares, Inc.	1,581	20,112
Independent Bank Corp.	9	243
Independent Bank Corp.	276	18,187
Independent Bank Group, Inc.	15	770
Interactive Brokers Group, Inc.—Class A	3	248
International Bancshares Corp.	22	1,218
Invesco Ltd.	10	184

Invesco Mortgage Capital, Inc.	19	171
Investors Title Co.(2)	0	81
Jack Henry & Associates, Inc.	1	232
Jackson Financial, Inc.—Class A	32	1,655
James River Group Holdings Ltd.	13	118
Janus Henderson Group Plc	4	112
Jefferies Financial Group, Inc.	5	211
John Marshall Bancorp, Inc.	5	118
Kearny Financial Corp.	23	208
Kemper Corp.	2	81
KeyCorp	298	4,294
KKR & Co., Inc.—Class Miscella	14	1,183
KKR Real Estate Finance Trust, Inc.	25	325
Ladder Capital Corp.—Class A	47	544
Lakeland Bancorp, Inc.	27	400
Lakeland Financial Corp.	215	14,022
Lazard Ltd.—Class A	3	113
LCNB Corp.	4	70
Lemonade, Inc.(1)	18	287
LendingClub Corp.(1)	46	403
LendingTree, Inc.(1)	4	108
Lincoln National Corp.	84	2,259
Live Oak Bancshares, Inc.	14	646
Loews Corp.	54	3,764
LPL Financial Holdings, Inc.	58	13,237
Luther Burbank Corp.(1)	9	92
M&T Bank Corp.	5	649
Macatawa Bank Corp.	12	134
Maiden Holdings Ltd.(1)	39	90
MainStreet Bancshares, Inc.	3	67
Markel Group, Inc.(1)	5	7,669
MarketWise, Inc.	14	37
Marqeta, Inc.—Class A(1)	174	1,213
MBIA, Inc.(1)	20	120
Mercantile Bank Corp.	7	278
Merchants Bancorp	7	291
Mercury General Corp.	11	411
Metrocity Bankshares, Inc.	8	187
Metropolitan Bank Holding Corp.(1)	4	233
MFA Financial, Inc.	42	472
MGIC Investment Corp.	282	5,436

Mid Penn Bancorp, Inc.	6	147
Middlefield Banc Corp.	3	110
Midland States Bancorp, Inc.	9	260
MidWestOne Financial Group, Inc.	7	180
Moelis & Co.—Class A	11	635
Mr Cooper Group, Inc.(1)	237	15,448
MSCI, Inc.—Class A	51	28,810
MVB Financial Corp.	4	100
Nasdaq, Inc.	238	13,817
National Bank Holdings Corp.—Class A	14	527
National Bankshares, Inc.	2	80
National Western Life Group, Inc.—Class A	1	459
Navient Corp.	260	4,843
NBT Bancorp, Inc.	16	652
NCR Atleos Corp.(1)	41	996
Nelnet, Inc.—Class A	5	477
New York Community Bancorp, Inc.	20	207
New York Mortgage Trust, Inc.	38	327
NewtekOne, Inc.	10	138
Nexpoint Real Estate Finance, Inc.	4	59
NI Holdings, Inc.(1)	4	56
Nicolet Bankshares, Inc.	5	439
NMI Holdings, Inc.—Class A(1)	31	912
Northeast Bank	3	160
Northeast Community Bancorp, Inc.	6	98
Northern Trust Corp.	6	494
Northfield Bancorp, Inc.	16	202
Northrim BanCorp, Inc.	3	144
Northwest Bancshares, Inc.	48	595
Norwood Financial Corp.	3	105
NU Holdings Ltd.—Class A(1)	21	173
Oak Valley Bancorp	3	78
OceanFirst Financial Corp.	25	430
Ocwen Financial Corp.(1)	3	80
OFG Bancorp	18	685
Old National Bancorp	1,222	20,640
Old Republic International Corp.	141	4,133
Old Second Bancorp, Inc.	18	271
OneMain Holdings, Inc.—Class A	3	161
Open Lending Corp.—Class A(1)	4	30
OppFi, Inc.(1)	5	23

Orange County Bancorp, Inc.	2	132
Orchid Island Capital, Inc.—Class A	22	183
Origin Bancorp, Inc.	32	1,141
Orrstown Financial Services, Inc.	4	126
Oscar Health, Inc.—Class A(1)	60	548
Pacific Premier Bancorp, Inc.	629	18,311
Pagseguro Digital Ltd.—Class A(1)	32	399
Park National Corp.	6	800
Parke Bancorp, Inc.	6	111
Pathward Financial, Inc.	7	363
Patria Investments Ltd.—Class A	89	1,377
Paysafe Ltd.(1)	13	169
PCB Bancorp	5	94
Peapack Gladstone Financial Corp.	8	230
PennantPark Investment Corp.	164	1,130
Penns Woods Bancorp, Inc.	3	65
PennyMac Financial Services, Inc.	10	877
PennyMac Mortgage Investment Trust	36	545
Peoples Bancorp, Inc.	15	509
Peoples Financial Services Corp.	3	143
Pinnacle Financial Partners, Inc.	2	189
Pioneer Bancorp, Inc.(1)	7	65
Piper Sandler Companies	1	235
Plumas Bancorp	2	81
Ponce Financial Group, Inc.(1)	8	82
Popular, Inc.	66	5,426
PRA Group, Inc.(1)	16	428
Preferred Bank	3	250
Premier Financial Corp.	15	370
Primerica, Inc.(2)	0	82
Primis Financial Corp.	9	113
Princeton Bancorp, Inc.	2	80
Principal Financial Group, Inc.	7	548
ProAssurance Corp.	20	272
PROG Holdings, Inc.(1)	15	462
Prospect Capital Corp.	296	1,771
Prosperity Bancshares, Inc.	174	11,815
Provident Financial Services, Inc.	114	2,057
Prudential Financial, Inc.	10	1,082
QCR Holdings, Inc.	7	413
Radian Group, Inc.	46	1,319

Raymond James Financial, Inc.	230	25,610
RBB Bancorp	7	138
Ready Capital Corp.	67	682
Red River Bancshares, Inc.	2	113
Redwood Trust, Inc.	47	352
Regional Management Corp.	3	74
Regions Financial Corp.	505	9,785
Reinsurance Group of America, Inc.—Class A	170	27,455
RenaissanceRe Holdings Ltd.	18	3,621
Renasant Corp.	22	754
Repay Holdings Corp.—Class A(1)	129	1,103
Republic Bancorp, Inc.—Class A	4	209
Rithm Capital Corp.	2,074	22,147
RLI Corp.	1	121
Robinhood Markets, Inc.—Class A(1)	19	242
Rocket Companies, Inc.—Class A(1)	538	7,795
S&T Bancorp, Inc.	15	502
Safety Insurance Group, Inc.	6	431
Sandy Spring Bancorp, Inc.	198	5,392
Seacoast Banking Corp. of Florida	33	941
Security National Financial Corp.—Class A(1)	7	59
SEI Investments Co.	3	179
Selective Insurance Group, Inc.	160	15,900
Selectquote, Inc.(1)	63	87
ServisFirst Bancshares, Inc.	14	937
Shore Bancshares, Inc.	12	174
Sierra Bancorp	6	136
Simmons First National Corp.—Class A	50	985
SiriusPoint Ltd.(1)	26	306
Skyward Specialty Insurance Group, Inc.(1)	7	247
SLM Corp.	816	15,610
SmartFinancial, Inc.	7	171
SoFi Technologies, Inc.(1)	26	262
South Plains Financial, Inc.	5	151
South State Corp.	293	24,770
Southern First Bancshares, Inc.(1)	3	119
Southern Missouri Bancorp, Inc.	4	219
Southern States Bancshares, Inc.	3	86
Southside Bancshares, Inc.	12	372
Starwood Property Trust, Inc.	9	179
State Street Corp.	149	11,536

Stellar Bancorp, Inc.	19	536
Sterling Bancorp, Inc.(1)	10	59
Stewart Information Services Corp.	11	637
Stifel Financial Corp.	192	13,301
Stock Yards Bancorp, Inc.	2	87
StoneCo Ltd.—Class A(1)	48	858
StoneX Group, Inc.(1)	10	744
Summit Financial Group, Inc.	5	152
SWK Holdings Corp.(1)	1	19
Synchrony Financial	278	10,620
Synovus Financial Corp.	4	158
T Rowe Price Group, Inc.	6	672
Texas Capital Bancshares, Inc.(1)	142	9,154
TFS Financial Corp.	1	21
Third Coast Bancshares, Inc.(1)	5	109
Timberland Bancorp, Inc.	4	111
Tiptree, Inc.	8	148
Tompkins Financial Corp.	6	361
Towne Bank	30	884
TPG RE Finance Trust, Inc.	28	183
TPG, Inc.—Class A	1	55
Tradeweb Markets, Inc.—Class A	2	195
Travelers Companies, Inc.	46	8,753
TriCo Bancshares	13	577
Triumph Financial, Inc.(1)	9	736
Truist Financial Corp.	141	5,195
TrustCo Bank Corp. NY	7	223
Trustmark Corp.	23	637
Two Harbors Investment Corp.	509	7,084
UMB Financial Corp.	166	13,848
United Bankshares, Inc.	374	14,057
United Community Banks, Inc.	365	10,669
United Fire Group, Inc.	9	184
Unity Bancorp, Inc.	3	101
Universal Insurance Holdings, Inc.	32	517
Univest Financial Corp.	13	279
Unum Group	103	4,673
US Bancorp	213	9,227
USCB Financial Holdings, Inc.(1)	5	57
UWM Holdings Corp.	2	12
Valley National Bancorp	755	8,198

Value Line, Inc.(2)	0	1
Velocity Financial, Inc.(1)	3	53
Veritex Holdings, Inc.	21	488
Victory Capital Holdings, Inc.—Class A	1	41
Virginia National Bankshares Corp.	2	75
Virtu Financial, Inc.—Class A	3	51
Virtus Investment Partners, Inc.	3	619
Voya Financial, Inc.	61	4,447
WaFd, Inc.	25	810
Walker & Dunlop, Inc.	13	1,475
Washington Trust Bancorp, Inc.	7	237
Waterstone Financial, Inc.	8	108
Webster Financial Corp.	432	21,911
WesBanco, Inc.	24	762
West BanCorp, Inc.	8	161
Westamerica BanCorp	7	411
Western Alliance Bancorp	472	31,080
Western Union Co.	191	2,274
WEX, Inc.(1)	1	125
White Mountains Insurance Group Ltd.(2)	0	104
Willis Towers Watson Plc	48	11,624
Wintrust Financial Corp.	65	6,036
World Acceptance Corp.(1)	2	204
WR Berkley Corp.	6	410
WSFS Financial Corp.	24	1,123
XP, Inc.—Class A	8	219
Zions Bancorp N.A.	912	40,030

Total Financials		1,495,229

Healthcare – 6.81%
23andMe Holding Co.—Class A(1)	132	120
2seventy bio, Inc.(1)	20	86
4D Molecular Therapeutics, Inc.(1)	16	317
Aadi Bioscience, Inc.(1)	7	13
Acadia Healthcare Co., Inc.(1)	3	199
Accolade, Inc.(1)	1	18
ACELYRIN, Inc.(1)	7	54
Acrivon Therapeutics, Inc.(1)	3	17
AdaptHealth Corp.—Class A(1)	309	2,255
Adaptive Biotechnologies Corp.(1)	13	66
Addus HomeCare Corp.(1)	133	12,346
Adicet Bio, Inc.(1)	13	24

ADMA Biologics, Inc.(1)	41	187
Aduro Bioteech, Inc.(1)(5)	1	3
Agenus, Inc.(1)	132	110
Agilent Technologies, Inc.	115	15,976
Agiliti, Inc.(1)	277	2,192
agilon health, Inc.(1)	1	10
Agios Pharmaceuticals, Inc.(1)	23	513
Allakos, Inc.(1)	26	72
Allogene Therapeutics, Inc.(1)	41	131
Allovir, Inc.(1)	23	16
Alnylam Pharmaceuticals, Inc.(1)	1	136
Alphatec Holdings, Inc.(1)	23	344
Alpine Immune Sciences, Inc.(1)	7	127
Altimmune, Inc.(1)	23	254
ALX Oncology Holdings, Inc.(1)	11	169
Amedisys, Inc.(1)	1	84
American Well Corp.—Class A(1)	104	154
AMN Healthcare Services, Inc.(1)	226	16,927
Amneal Pharmaceuticals, Inc.(1)	49	298
AnaptysBio, Inc.(1)	1	27
AngioDynamics, Inc.(1)	16	124
ANI Pharmaceuticals, Inc.(1)	1	73
Anika Therapeutics, Inc.(1)	6	141
Annexon, Inc.(1)	17	77
Apogee Therapeutics, Inc.(1)	4	120
Arbutus Biopharma Corp.(1)	17	43
Arcturus Therapeutics Holdings, Inc.(1)	9	272
Arcus Biosciences, Inc.(1)	16	307
Ardelyx, Inc.(1)	31	195
ARS Pharmaceuticals, Inc.(1)	7	37
Artivion, Inc.(1)	14	248
Arvinas, Inc.(1)	1	53
Assertio Holdings, Inc.(1)	41	43
Astria Therapeutics, Inc.(1)	1	11
Atara Biotherapeutics, Inc.(1)	36	19
Atea Pharmaceuticals, Inc.(1)	35	105
AtriCure, Inc.(1)	5	189
Aura Biosciences, Inc.(1)	11	97
Avanos Medical, Inc.(1)	19	420
Avantor, Inc.(1)	1,479	33,773
Aveanna Healthcare Holdings, Inc.(1)	15	41

Avidity Biosciences, Inc.(1)	31	280
Azenta, Inc.(1)	2	111
Baxter International, Inc.	14	560
Beam Therapeutics, Inc.(1)	3	75
BioAtla, Inc.(1)	18	44
BioCryst Pharmaceuticals, Inc.(1)	18	109
Biogen, Inc.(1)	4	1,066
Biohaven Ltd.(1)	28	1,213
BioLife Solutions, Inc.(1)	1	19
BioMarin Pharmaceutical, Inc.(1)	5	455
Bio-Rad Laboratories, Inc.—Class A(1)	1	193
Biote Corp.—Class A(1)	2	10
Bio-Techne Corp.(2)	0	19
Bluebird Bio, Inc.(1)	43	59
Boston Scientific Corp.(1)	251	14,532
Bridgebio Pharma, Inc.(1)	15	586
Brookdale Senior Living, Inc.(1)	76	441
Bruker Corp.	211	15,488
Butterfly Network, Inc.(1)	54	59
Cabaletta Bio, Inc.(1)	1	30
Cano Health, Inc.(1)	1	5
Cara Therapeutics, Inc.(1)	21	16
Cardinal Health, Inc.	90	9,116
CareDx, Inc.(1)	22	264
CareMax, Inc.(1)	30	15
Caribou Biosciences, Inc.(1)	34	195
Carisma Therapeutics, Inc.	11	31
Cartesian Therapeutics, Inc.(1)	34	24
Castle Biosciences, Inc.(1)	6	130
Catalent, Inc.(1)	5	230
Celcuity, Inc.(1)	7	98
Celldex Therapeutics, Inc.(1)	14	572
Cencora, Inc.—Class A	131	26,892
Centene Corp.(1)	240	17,795
Century Therapeutics, Inc.(1)	10	33
Certara, Inc.(1)	2	37
Charles River Laboratories International, Inc.(1)	1	340
Chemed Corp.(2)	0	68
Chinook Terapeutics, Inc.(1)	17	6
Citius Pharmaceuticals, Inc.(1)	40	31
Codexis, Inc.(1)	25	76

Cogent Biosciences, Inc.(1)	15	89
Coherus Biosciences, Inc.(1)	7	22
Community Health Systems, Inc.(1)	53	166
Compass Therapeutics, Inc.(1)	31	49
Computer Programs & Systems, Inc.(1)	5	61
Cooper Companies, Inc.	1	527
Crinetics Pharmaceuticals, Inc.(1)	22	791
Cross Country Healthcare, Inc.(1)	12	268
CryoPort, Inc.(1)	3	42
Cullinan Oncology, Inc.(1)	11	117
Cutera, Inc.(1)	6	21
CVRx, Inc.(1)	1	26
Cytokinetics, Inc.(1)	3	251
DaVita, Inc.(1)	38	3,991
Day One Biopharmaceuticals, Inc.(1)	2	28
Deciphera Pharmaceuticals, Inc.(1)	15	234
Definitive Healthcare Corp.—Class A(1)	13	131
Dentsply Sirona, Inc.	6	216
Design Therapeutics, Inc.(1)	14	36
Discount Medicine, Inc.—Class A(1)(2)	0	15
Doximity, Inc.—Class A(1)	2	57
Dynavax Technologies Corp.—Class A(1)	8	117
Dyne Therapeutics, Inc.(1)	13	179
Eagle Pharmaceuticals, Inc.(1)	4	22
Edgewise Therapeutics, Inc.(1)	18	197
Editas Medicine, Inc.—Class A(1)	34	340
Elanco Animal Health, Inc.(1)	14	209
Embecta Corp.	157	2,972
Emergent BioSolutions, Inc.(1)	21	51
Enanta Pharmaceuticals, Inc.(1)	7	69
Encompass Health Corp.	59	3,937
Enhabit, Inc.(1)	21	221
Enliven Therapeutics, Inc.(1)	9	128
Enovis Corp.(1)	322	18,017
Entrada Therapeutics, Inc.(1)	8	126
Envista Holdings Corp.(1)	589	14,181
Erasca, Inc.(1)	34	73
Exact Sciences Corp.(1)	3	245
Exelixis, Inc.(1)	2	56
EyePoint Pharmaceuticals, Inc.(1)	5	115
Fate Therapeutics, Inc.(1)	35	133

Fennec Pharmaceuticals, Inc.(1)	5	59
FibroGen, Inc.(1)	36	32
Fortrea Holdings, Inc.(1)	263	9,192
Fulgent Genetics, Inc.(1)	8	241
Genelux Corp.(1)	6	77
Generation Bio Co.(1)	19	31
Geron Corp.(1)	48	100
Globus Medical, Inc.—Class A(1)	2	127
Graphite Bio, Inc.(1)	14	37
Gritstone bio, Inc.(1)	35	72
Harmony Biosciences Holdings, Inc.(1)	56	1,822
Health Catalyst, Inc.(1)	10	96
HealthStream, Inc.	6	169
Henry Schein, Inc.(1)	100	7,549
HilleVax, Inc.(1)	8	133
Hologic, Inc.(1)	7	497
Humacyte, Inc.(1)	5	14
ICON Plc(1)	105	29,735
Icosavax, Inc.(1)	11	177
ICU Medical, Inc.(1)	31	3,122
Ideaya Biosciences, Inc.(1)	9	317
IGM Biosciences, Inc.(1)	5	42
Ikena Oncology, Inc.(1)	12	23
Illumina, Inc.(1)	3	439
Immuneering Corp.—Class A(1)	2	15
ImmunityBio, Inc.(1)	11	57
ImmunoGen, Inc.(1)	42	1,233
Inari Medical, Inc.(1)	2	105
Incyte Corp.(1)	91	5,742
Inhibrx, Inc.(1)	5	178
Innoviva, Inc.(1)	169	2,710
Inogen, Inc.(1)	10	54
Inozyme Pharma, Inc.(1)	20	84
Integer Holdings Corp.(1)	182	18,077
Integra LifeSciences Holdings Corp.(1)	2	87
Intellia Therapeutics, Inc.(1)	31	945
Invitae Corp.(1)	19	12
Ionis Pharmaceuticals, Inc.(1)	1	27
Iovance Biotherapeutics, Inc.(1)	95	776
IQVIA Holdings, Inc.(1)	149	34,386
Ironwood Pharmaceuticals, Inc.—Class A(1)	404	4,621

iTeos Therapeutics, Inc.(1)	10	111
Janux Therapeutics, Inc.(1)	7	71
Jazz Pharmaceuticals Plc(1)	82	10,032
KalVista Pharmaceuticals, Inc.(1)	13	158
Karuna Therapeutics, Inc.(1)(2)	0	33
Kezar Life Sciences, Inc.(1)	30	28
Kiniksa Pharmaceuticals Ltd.—Class A(1)	13	237
Kodiak Sciences, Inc.(1)	14	42
Kura Oncology, Inc.(1)	29	412
Laboratory Corp. of America Holdings	56	12,838
Lantheus Holdings, Inc.(1)	139	8,647
Larimar Therapeutics, Inc.(1)	9	43
Lexicon Pharmaceuticals, Inc.(1)	20	30
LifeStance Health Group, Inc.(1)	19	150
Ligand Pharmaceuticals, Inc.(1)	6	431
Liquidia Corp.(1)	6	68
LivaNova Plc(1)	21	1,085
Longboard Pharmaceuticals, Inc.(1)	4	21
Lyell Immunopharma, Inc.(1)	74	143
MacroGenics, Inc.(1)	17	165
MannKind Corp.(1)	18	66
Maravai LifeSciences Holdings, Inc.—Class A(1)	317	2,074
Masimo Corp.(1)	53	6,176
MaxCyte, Inc.(1)	33	154
McKesson Corp.	19	8,565
MeiraGTx Holdings Plc(1)	4	26
Mersana Therapeutics, Inc.(1)	16	38
MiMedx Group, Inc.(1)	47	414
Mineralys Therapeutics, Inc.(1)	6	54
Mirati Therapeutics, Inc.(1)	2	92
ModivCare, Inc.(1)	118	5,189
Molina Healthcare, Inc.(1)	40	14,354
Monte Rosa Therapeutics, Inc.(1)	12	68
Morphic Holding, Inc.(1)	2	48
Multiplan Corp.(1)	164	236
Myriad Genetics, Inc.(1)	33	640
NanoString Technologies, Inc.(1)	1	1
Nano-X Imaging Ltd.(1)	19	120
National HealthCare Corp.	5	473
Nautilus Biotechnology, Inc.—Class A(1)	22	65
Neogen Corp.(1)	90	1,810

NeoGenomics, Inc.(1)	48	770
Neumora Therapeutics, Inc.(1)	3	59
Nevro Corp.(1)	10	206
NGM Biopharmaceuticals, Inc.(1)	19	17
Nkarta, Inc.(1)	12	78
Novavax, Inc.(1)	8	36
Nurix Therapeutics, Inc.(1)	19	200
Nuvation Bio, Inc.(1)	59	89
Ocean Biomedical, Inc.(1)	3	2
Olema Pharmaceuticals, Inc.(1)	11	151
Omeros Corp.(1)	14	45
OmniAb, Inc.(1)	37	229
OmniAb, Inc.—Class CR3(1)(2)(5)(6)	2	–
OmniAb, Inc.—Class CR4(1)(2)(5)(6)	2	–
Omnicell, Inc.(1)	9	352
OPKO Health, Inc.(1)	165	249
OraSure Technologies, Inc.(1)	30	244
Organogenesis Holdings, Inc.—Class A(1)	25	104
Organon & Co.	255	3,672
ORIC Pharmaceuticals, Inc.(1)	16	144
Orthofix Medical, Inc.(1)	14	193
OrthoPediatrics Corp.(1)	1	23
Ovid therapeutics, Inc.(1)	26	83
Owens & Minor, Inc.(1)	30	587
Pacific Biosciences of California, Inc.(1)	47	464
Patterson Companies, Inc.	28	791
Pediatrix Medical Group, Inc.(1)	34	319
PepGen, Inc.(1)	3	18
Perrigo Co. Plc	119	3,821
PetIQ, Inc.—Class A(1)	2	39
Phathom Pharmaceuticals, Inc.(1)	9	85
Phibro Animal Health Corp.—Class A	7	78
PMV Pharmaceuticals, Inc.(1)	16	49
Poseida Therapeutics, Inc.—Class A(1)	28	93
Precigen, Inc.(1)	56	75
Prelude Therapeutics, Inc.(1)	8	33
Premier, Inc.—Class A	3	74
Prestige Consumer Healthcare, Inc.(1)	274	16,773
ProKidney Corp.—Class A(1)	14	24
Protagonist Therapeutics, Inc.(1)	9	203
Protalix BioTherapeutics, Inc.(1)	28	49

PTC Therapeutics, Inc.(1)	6	157
Pulse Biosciences, Inc.(1)	5	67
QIAGEN NV(1)	7	288
Quanterix Corp.(1)	12	329
Quantum-Si, Inc.(1)	44	88
Quest Diagnostics, Inc.	3	441
QuidelOrtho Corp.(1)	137	10,095
R1 RCM, Inc.(1)	4	45
Rain Oncology, Inc.(1)	11	13
Rallybio Corp.(1)	12	30
RAPT Therapeutics, Inc.(1)	3	73
RayzeBio, Inc.(1)	5	282
Recursion Pharmaceuticals, Inc.—Class A(1)	56	553
REGENXBIO, Inc.(1)	17	307
Relay Therapeutics, Inc.(1)	37	407
Reneo Pharmaceuticals, Inc.(1)	2	3
Repligen Corp.(1)	1	161
Replimune Group, Inc.(1)	21	176
REVOLUTION Medicines, Inc.(1)	16	446
Revvity, Inc.	4	389
Rigel Pharmaceuticals, Inc.(1)	11	15
Rocket Pharmaceuticals, Inc.(1)	3	82
Roivant Sciences Ltd.(1)	1	7
Royalty Pharma Plc—Class A	11	298
Sage Therapeutics, Inc.(1)	1	28
Sagimet Biosciences, Inc.—Class A(1)	1	7
Sana Biotechnology, Inc.(1)	35	144
Sangamo Therapeutics, Inc.(1)	63	34
Savara, Inc.(1)	35	164
Scholar Rock Holding Corp.(1)	23	431
Scilex Holding Co.(1)	16	33
Seer, Inc.—Class A(1)	25	49
Seres Therapeutics, Inc.(1)	13	18
Sharecare, Inc.(1)	119	129
SomaLogic, Inc.(1)	64	162
Sotera Health Co.(1)	1	14
STERIS Plc	3	623
Stoke Therapeutics, Inc.(1)	11	59
Surgery Partners, Inc.(1)	3	84
Sutro Biopharma, Inc.(1)	24	103
Syndax Pharmaceuticals, Inc.(1)	5	109

Tandem Diabetes Care, Inc.(1)	2	46
Tango Therapeutics, Inc.(1)	19	185
Taro Pharmaceutical Industries Ltd.(1)	4	150
Tarsus Pharmaceuticals, Inc.(1)	12	241
Teladoc Health, Inc.(1)	5	99
Teleflex, Inc.	1	332
Tenaya Therapeutics, Inc.(1)	19	62
Tenet Healthcare Corp.(1)	3	218
Terns Pharmaceuticals, Inc.(1)	6	36
Theravance Biopharma, Inc.(1)	21	239
Theseus Pharmaceuticals, Inc.(1)	8	31
Third Harmonic Bio, Inc.(1)	7	82
Travere Therapeutics, Inc.—Class Preferre(1)	2	18
Trevi Therapeutics, Inc.(1)	16	22
Turnstone Biologics Corp.(1)	3	7
Twist Bioscience Corp.(1)	24	869
Tyra Biosciences, Inc.(1)	4	49
United Therapeutics Corp.(1)	31	6,900
Universal Health Services, Inc.—Class B	35	5,324
UroGen Pharma Ltd.(1)	2	33
Vanda Pharmaceuticals, Inc.(1)	23	98
Varex Imaging Corp.(1)	16	327
Vera Therapeutics, Inc.—Class A(1)	7	109
Veracyte, Inc.(1)	30	827
Veradigm, Inc.(1)	45	468
Verve Therapeutics, Inc.(1)	22	306
Viatris, Inc.	443	4,800
Vicarious Surgical, Inc.—Class A(1)	15	5
Vigil Neuroscience, Inc.(1)	7	22
Vir Biotechnology, Inc.(1)	33	331
Viridian Therapeutics, Inc.(1)	3	76
Vor BioPharma, Inc.(1)	15	33
WaVe Life Sciences Ltd.(1)	25	127
X4 Pharmaceuticals, Inc.(1)	25	21
Xencor, Inc.(1)	11	227
XOMA Corp.(1)	3	48
Y-mAbs Therapeutics, Inc.(1)	8	54
Zevra Therapeutics, Inc.(1)	13	88
Zimmer Biomet Holdings, Inc.	90	10,999
Zimvie, Inc.(1)	11	189
Zura Bio Ltd.—Class A(1)	8	39

Zymeworks, Inc.(1)	23	236

Total Healthcare		509,939

Industrials – 20.95%
3D Systems Corp.(1)	53	339
AAR Corp.(1)	14	878
ABM Industries, Inc.	267	11,958
ACCO Brands Corp.	39	234
Acuity Brands, Inc.	1	181
Advanced Drainage Systems, Inc.	62	8,721
AECOM	4	342
AerSale Corp.(1)	10	128
AGCO Corp.	89	10,816
Air Lease Corp.—Class A	269	11,290
Air Transport Services Group, Inc.(1)	23	407
Alaska Air Group, Inc.(1)	527	20,589
Albany International Corp.—Class A	2	151
Alight, Inc.—Class A(1)	173	1,472
Allegiant Travel Co.—Class A	91	7,514
Allegion Plc	286	36,292
Allison Transmission Holdings, Inc.	112	6,511
American Airlines Group, Inc.(1)	124	1,702
American Woodmark Corp.(1)	6	581
AMETEK, Inc.	255	42,044
AO Smith Corp.	3	254
API Group Corp.(1)	28	981
Apogee Enterprises, Inc.	6	303
ArcBest Corp.	50	5,989
Archer Aviation, Inc.—Class A(1)	63	385
Arcosa, Inc.	175	14,454
Argan, Inc.	5	230
Aris Water Solutions, Inc.—Class A	11	94
Armstrong World Industries, Inc.	1	87
ASGN, Inc.(1)	74	7,080
Astec Industries, Inc.	9	342
Astronics Corp.(1)	11	188
Asure Software, Inc.(1)	7	67
Atkore, Inc.(1)	116	18,622
Avis Budget Group, Inc.(2)	0	66
Axon Enterprise, Inc.(1)	70	18,064
AZEK Co., Inc.—Class A(1)	178	6,806
AZZ, Inc.	10	587

Babcock & Wilcox Enterprises, Inc.(1)	21	31
Barnes Group, Inc.	20	656
Barrett Business Services, Inc.	10	1,118
Beacon Roofing Supply, Inc.(1)	87	7,576
BlackSky Technology, Inc.(1)	49	68
Blade Air Mobility, Inc.(1)	24	85
Blink Charging Co.(1)	11	38
Blue Bird Corp.(1)	10	262
BlueLinx Holdings, Inc.(1)	4	405
Boise Cascade Co.	107	13,878
BrightView Holdings, Inc.(1)	18	154
Brink’s Co.	280	24,662
Broadridge Financial Solutions, Inc.	1	109
Builders FirstSource, Inc.(1)	78	13,001
BWX Technologies, Inc.	158	12,146
CACI International, Inc.—Class A(1)	104	33,681
Carlisle Companies, Inc.	1	432
Carrier Global Corp.	24	1,366
Casella Waste Systems, Inc.—Class A(1)	133	11,398
CBIZ, Inc.(1)	257	16,113
CECO Environmental Corp.(1)	12	247
Ceridian HCM Holding, Inc.(1)	4	257
CH Robinson Worldwide, Inc.	1	61
Chart Industries, Inc.(1)	7	929
Cimpress Plc(1)	3	256
Cintas Corp.(2)	0	166
Clarivate Plc(1)	13	121
Clean Harbors, Inc.(1)	1	255
CNH Industrial NV	415	5,055
Columbus McKinnon Corp.	12	450
Commercial Vehicle Group, Inc.(1)	11	77
CompX International, Inc.	1	13
Concentrix Corp.	1	120
Concrete Pumping Holdings, Inc.(1)	4	32
Conduent, Inc.(1)	73	268
Core & Main, Inc.—Class B(1)	4	154
CoreCivic, Inc.(1)	204	2,964
Costamare, Inc.	19	193
Covenant Logistics Group, Inc.—Class A	3	158
Crane Co.	110	12,989
Cummins, Inc.	55	13,096

Curtiss-Wright Corp.	71	15,798
Delta Air Lines, Inc.	137	5,532
Deluxe Corp.	255	5,475
Desktop Metal, Inc.—Class A(1)	113	85
DIRTT Environmental Solutions(1)	126	44
Distribution Solutions Group, Inc.(1)	1	18
Donaldson Co., Inc.	2	130
Dover Corp.	147	22,587
Driven Brands Holdings, Inc.(1)	2	26
Ducommun, Inc.(1)	6	290
Dun & Bradstreet Holdings, Inc.	947	11,074
DXP Enterprises, Inc.(1)	43	1,446
Dycom Industries, Inc.(1)	6	661
Eagle Bulk Shipping, Inc.	4	211
Eaton Corp. Plc	21	5,134
Element Fleet Management Corp.	523	8,515
EMCOR Group, Inc.	12	2,515
Encore Wire Corp.	37	7,844
Energy Vault Holdings, Inc.(1)	41	95
EnerSys	1	112
Ennis, Inc.	10	221
Enpro, Inc.	9	1,366
Enviri Corp.(1)	32	291
Eos Energy Enterprises, Inc.(1)	5	5
Equifax, Inc.	90	22,316
Esab Corp.	269	23,334
ESCO Technologies, Inc.	144	16,889
ESS Tech, Inc.(1)	40	46
EVI Industries, Inc.	1	14
Expeditors International of Washington, Inc.	126	16,000
Fastenal Co.	4	263
Federal Signal Corp.	274	21,027
Ferguson Plc	136	26,215
First Advantage Corp.	20	338
FiscalNote Holdings, Inc.(1)	21	24
Flowserve Corp.	191	7,854
Fluor Corp.(1)	4	164
Fortive Corp.	110	8,110
Fortune Brands Innovations, Inc.	57	4,347
Forward Air Corp.	156	9,783
FTAI Infrastructure, Inc.	40	156

FTI Consulting, Inc.(1)	1	155
FuelCell Energy, Inc.(1)	190	304
Gates Industrial Corp. Plc(1)	628	8,434
GATX Corp.	14	1,640
Genco Shipping & Trading Ltd.	18	295
Gencor Industries, Inc.(1)	4	59
Generac Holdings, Inc.(1)	2	225
Genpact Ltd.	4	135
GEO Group, Inc.(1)	50	539
Gibraltar Industries, Inc.(1)	224	17,679
Global Industrial Co.	1	48
GMS, Inc.(1)	91	7,501
Golden Ocean Group Ltd.	51	495
Gorman-Rupp Co.	7	244
Graco, Inc.	3	243
GrafTech International Ltd.	31	67
Granite Construction, Inc.	16	797
Great Lakes Dredge & Dock Corp.(1)	26	203
Greenbrier Companies, Inc.	13	564
Griffon Corp.	19	1,130
GXO Logistics, Inc.(1)	3	204
Hawaiian Holdings, Inc.(1)	21	297
Hayward Holdings, Inc.(1)	649	8,825
Healthcare Services Group, Inc.(1)	2	17
Heartland Express, Inc.	19	277
HEICO Corp.(2)	0	23
HEICO Corp.—Class A(2)	0	30
Heidrick & Struggles International, Inc.	8	248
Herc Holdings, Inc.	57	8,501
Hertz Global Holdings, Inc.(1)	4	39
Hexcel Corp.	98	7,264
Hillman Solutions Corp.(1)	475	4,377
Himalaya Shipping Ltd.(1)	8	54
HireRight Holdings Corp.(1)	320	4,305
HNI Corp.	17	729
Howmet Aerospace, Inc.	469	25,368
Hub Group, Inc.—Class A(1)	13	1,195
Hubbell, Inc.—Class B	21	6,878
Hudson Technologies, Inc.(1)	15	207
Huntington Ingalls Industries, Inc.	24	6,131
Hyliion Holdings Corp.(1)	63	51

IBEX Holdings Ltd.(1)	60	1,142
ICF International, Inc.	120	16,141
IDEX Corp.	2	428
Ingersoll Rand, Inc.	12	891
INNOVATE Corp.(1)	17	21
Insperity, Inc.	55	6,412
Insteel Industries, Inc.	8	303
Interface, Inc.—Class A	23	294
ITT, Inc.	134	15,950
Jacobs Solutions, Inc.	70	9,032
JB Hunt Transport Services, Inc.	2	379
JELD-WEN Holding, Inc.(1)	36	674
JetBlue Airways Corp.(1)	139	773
Joby Aviation, Inc.(1)	77	513
Kaman Corp.	11	273
Karat Packaging, Inc.	17	413
KBR, Inc.	174	9,628
Kelly Services, Inc.—Class A	13	276
Kennametal, Inc.	34	875
Kirby Corp.(1)	40	3,126
Knight-Swift Transportation Holdings, Inc.—Class A	4	257
Korn Ferry	121	7,193
Kratos Defense & Security Solutions, Inc.(1)	53	1,071
L3Harris Technologies, Inc.	107	22,450
Landstar System, Inc.	67	13,026
Leidos Holdings, Inc.	53	5,743
Lennox International, Inc.	1	405
Leonardo DRS, Inc.(1)	719	14,410
Li-Cycle Holdings Corp.(1)	57	33
Limbach Holdings, Inc.(1)	3	141
Lincoln Electric Holdings, Inc.(2)	0	21
Liquidity Services, Inc.(1)	4	70
Loomis AB—Class B	74	1,989
LSI Industries, Inc.	3	40
Luxfer Holdings Plc	45	406
Manitowoc Co., Inc.(1)	14	234
ManpowerGroup, Inc.	75	5,921
Marten Transport Ltd.	5	102
Masco Corp.	289	19,368
MasTec, Inc.(1)	2	138
Masterbrand, Inc.(1)	53	790

Matson, Inc.	14	1,570
Matthews International Corp.—Class A	9	336
MAXIMUS, Inc.	357	29,976
Mayville Engineering Co., Inc.(1)	4	52
MDU Resources Group, Inc.	6	117
Mercury Systems, Inc.(1)	2	55
Microvast Holdings, Inc.(1)	90	126
Middleby Corp.(1)	2	226
Miller Industries, Inc.	4	171
MillerKnoll, Inc.	31	817
Mistras Group, Inc.(1)	8	58
Moog, Inc.—Class A	62	8,905
MRC Global, Inc.(1)	23	251
MSA Safety, Inc.	1	149
MSC Industrial Direct Co., Inc.—Class A	1	135
Mueller Industries, Inc.	96	4,507
National Presto Industries, Inc.	2	163
Nikola Corp.(1)	258	226
NL Industries, Inc.	3	15
Nordson Corp.	2	432
Norfolk Southern Corp.	67	15,860
Northwest Pipe Co.(1)	4	114
NOW, Inc.(1)	43	492
NV5 Global, Inc.(1)	19	2,140
nVent Electric Plc	572	33,816
Old Dominion Freight Line, Inc.(2)	0	76
OPENLANE, Inc.(1)	91	1,354
Oshkosh Corp.	35	3,839
Otis Worldwide Corp.	325	29,088
Owens Corning	66	9,804
PACCAR, Inc.	106	10,373
PAM Transportation Services, Inc.(1)	2	41
Pangaea Logistics Solutions Ltd.	15	126
Park Aerospace Corp.	7	109
Parker-Hannifin Corp.	126	57,864
Park-Ohio Holdings Corp.	4	105
Parsons Corp.(1)	9	586
Paycor HCM, Inc.(1)	1	18
Pentair Plc	5	338
Performant Financial Corp.(1)	6	20
Planet Labs PBC(1)	9	23

Plug Power, Inc.(1)	15	68
Powell Industries, Inc.	4	335
Preformed Line Products Co.	1	80
Primoris Services Corp.	21	684
Proto Labs, Inc.(1)	11	420
Quad/Graphics, Inc.(1)	14	78
Quanex Building Products Corp.	13	406
Quanta Services, Inc.	3	652
Radiant Logistics, Inc.(1)	14	94
RB Global, Inc.	175	11,732
RBC Bearings, Inc.(1)	1	230
Regal Rexnord Corp.	227	33,615
Republic Services, Inc.—Class A	45	7,379
Resideo Technologies, Inc.(1)	389	7,319
Resources Connection, Inc.	13	181
REV Group, Inc.	13	234
Robert Half, Inc.	148	13,034
Rush Enterprises, Inc.—Class A	25	1,239
Rush Enterprises, Inc.—Class B	4	233
RXO, Inc.(1)	375	8,717
Ryder System, Inc.	40	4,635
Safe Bulkers, Inc.	27	107
Saia, Inc.(1)	31	13,693
Schneider National, Inc.—Class B	347	8,829
Science Applications International Corp.	99	12,299
Sensata Technologies Holding Plc	220	8,254
SES AI Corp.(1)	48	87
SiteOne Landscape Supply, Inc.(1)	172	27,953
Skillsoft Corp.(1)	2	33
SkyWest, Inc.(1)	17	879
Snap-on, Inc.	29	8,287
Southland Holdings, Inc.(1)	2	12
Southwest Airlines Co.	17	489
Spirit AeroSystems Holdings, Inc.—Class A(1)	3	82
Spirit Airlines, Inc.	45	741
SPX Technologies, Inc.(1)	3	321
SS&C Technologies Holdings, Inc.	6	378
Standex International Corp.	140	22,231
Stanley Black & Decker, Inc.	4	430
Steelcase, Inc.—Class A	39	529
Stem, Inc.(1)	59	227

Stericycle, Inc.(1)	3	127
Sterling Check Corp.(1)	12	166
Sterling Infrastructure, Inc.(1)	2	144
Sun Country Airlines Holdings, Inc.(1)	168	2,647
Sunrun, Inc.(1)	6	115
Tecnoglass, Inc.	110	5,021
Tennant Co.	4	333
Terex Corp.	12	667
Terran Orbital Corp.(1)	32	36
Tetra Tech, Inc.	1	207
Textainer Group Holdings Ltd.	17	822
Textron, Inc.	414	33,299
Thermon Group Holdings, Inc.(1)	12	393
Timken Co.	279	22,376
Titan International, Inc.(1)	211	3,135
Titan Machinery, Inc.(1)	55	1,592
Trane Technologies Plc	5	1,117
TransDigm Group, Inc.	1	1,274
TransUnion	118	8,133
TriNet Group, Inc.(1)	41	4,924
Trinity Industries, Inc.	27	723
Triumph Group, Inc.(1)	26	436
TrueBlue, Inc.(1)	13	196
TuSimple Holdings, Inc.—Class A(1)	69	60
Tutor Perini Corp.(1)	17	159
UFP Industries, Inc.	21	2,629
U-Haul Holding Co.(1)(2)	0	11
U-Haul Holding Co.—Class B	2	124
UniFirst Corp.	6	1,138
United Airlines Holdings, Inc.(1)	100	4,133
United Rentals, Inc.	12	6,731
Universal Logistics Holdings, Inc.	3	83
V2X, Inc.(1)	5	227
Valmont Industries, Inc.	1	133
Verra Mobility Corp.—Class A(1)	78	1,805
Vertiv Holdings Co.—Class A	608	29,220
Vestis Corp.	3	70
Virgin Galactic Holdings, Inc.(1)	60	148
VSE Corp.	5	351
Watsco, Inc.	1	302
Werner Enterprises, Inc.	22	947

WESCO International, Inc.	219	38,040
Westinghouse Air Brake Technologies Corp.	5	647
Willdan Group, Inc.(1)	5	108
Willis Lease Finance Corp.(1)	1	59
WillScot Mobile Mini Holdings Corp.—Class A(1)	677	30,122
WNS Holdings Ltd.—ADR(1)	81	5,091
Woodward, Inc.	2	230
Xometry, Inc.—Class A(1)	13	451
XPO, Inc.(1)	100	8,774
Xylem, Inc.	6	683
Zurn Elkay Water Solutions Corp.	49	1,433

Total Industrials		1,568,764

Information Technology – 9.37%
908 Devices, Inc.(1)	9	103
ACI Worldwide, Inc.(1)	408	12,471
ACM Research, Inc.—Class A(1)	17	323
Adeia, Inc.	5	65
ADTRAN Holdings, Inc.	32	236
Aeva Technologies, Inc.(1)	34	26
Akamai Technologies, Inc.(1)	4	507
Alpha & Omega Semiconductor Ltd.(1)	10	254
Ambarella, Inc.(1)	6	368
Amdocs Ltd.	54	4,719
American Software, Inc.—Class A	4	43
Amkor Technology, Inc.	344	11,450
Amphenol Corp.—Class A	8	818
ANSYS, Inc.(1)(2)	0	161
AppLovin Corp.—Class A(1)	4	175
Arlo Technologies, Inc.(1)	4	36
Arrow Electronics, Inc.(1)	110	13,414
Aspen Technology, Inc.(1)	1	177
Atomera, Inc.(1)	2	17
Aurora Innovation, Inc.—Class A(1)	142	621
Aviat Networks, Inc.(1)	5	150
Avnet, Inc.	223	11,219
Bel Fuse, Inc.—Class B	4	260
Belden, Inc.	222	17,129
Benchmark Electronics, Inc.	15	408
Bentley Systems, Inc.—Class B(2)	0	20
BILL Holdings, Inc.(1)	3	237
Bit Digital, Inc.(1)	31	132

Brightcove, Inc.(1)	16	43
C3.ai, Inc.—Class A(1)	8	235
CCC Intelligent Solutions Holdings, Inc.(1)	6	68
CDW Corp.	127	28,975
Cerence, Inc.(1)	17	326
CEVA, Inc.(1)	1	21
Check Point Software Technologies Ltd.(1)	166	25,338
Ciena Corp.(1)	276	12,418
Cipher Mining, Inc.(1)	17	72
Cirrus Logic, Inc.(1)	46	3,805
Cleanspark, Inc.(1)	55	602
Climb Global Solutions, Inc.(2)	0	19
Cognex Corp.	5	205
Cognizant Technology Solutions Corp.—Class A	175	13,225
Coherent Corp.(1)	370	16,114
Cohu, Inc.(1)	253	8,942
CommVault Systems, Inc.(1)	1	99
CompoSecure, Inc.(1)	1	5
Comtech Telecommunications Corp.	12	100
Consensus Cloud Solutions, Inc.(1)	15	396
Corning, Inc.	22	659
Crane NXT Co.	1	76
CS Disco, Inc.(1)	11	80
Daktronics, Inc.(1)	15	128
Dell Technologies, Inc.—Class C	259	19,813
Digi International, Inc.(1)	2	48
Digital Turbine, Inc.(1)	30	203
Diodes, Inc.(1)	4	328
Dolby Laboratories, Inc.—Class A	2	148
Dropbox, Inc.—Class A(1)	113	3,337
DXC Technology Co.(1)	121	2,756
DZS, Inc.(1)	9	18
E2open Parent Holdings, Inc.(1)	70	305
Eastman Kodak Co.(1)	25	96
Endava Plc—ADR(1)	105	8,138
Entegris, Inc.	4	484
ePlus, Inc.(1)	11	842
EverCommerce, Inc.(1)	2	23
Evolv Technologies Holdings, Inc.(1)	40	189
F5, Inc.(1)	2	301
Fabrinet(1)	47	8,951

FARO Technologies, Inc.(1)	8	169
Fastly, Inc.—Class A(1)	8	144
First Solar, Inc.(1)	3	521
Flex Ltd.(1)	328	10,004
FormFactor, Inc.(1)	286	11,929
Gen Digital, Inc.	758	17,295
GLOBALFOUNDRIES, Inc.(1)	2	138
GoDaddy, Inc.—Class A(1)	64	6,828
Grid Dynamics Holdings, Inc.(1)	5	60
Guidewire Software, Inc.(1)	2	254
Hackett Group, Inc.(2)	0	10
HashiCorp, Inc.—Class A(1)	1	19
Hewlett Packard Enterprise Co.	469	7,970
HP, Inc.	436	13,117
Ichor Holdings Ltd.(1)	12	395
Immersion Corp.	14	99
indie Semiconductor, Inc.—Class A(1)	5	38
Informatica, Inc.—Class A(1)	1	34
Information Services Group, Inc.	8	40
Intevac, Inc.(1)	13	55
IonQ, Inc.(1)	56	692
IPG Photonics Corp.(1)	1	90
Iteris, Inc.(1)	9	45
Itron, Inc.(1)	17	1,288
Jabil, Inc.	94	11,928
Juniper Networks, Inc.	9	267
Keysight Technologies, Inc.(1)	4	602
Kimball Electronics, Inc.(1)	8	207
Knowles Corp.(1)	38	673
Kulicke & Soffa Industries, Inc.	116	6,326
KVH Industries, Inc.(1)	8	40
Kyndryl Holdings, Inc.(1)	6	133
Littelfuse, Inc.	1	187
LiveRamp Holdings, Inc.(1)	27	1,033
Lumentum Holdings, Inc.(1)	2	99
Marvell Technology, Inc.	550	33,172
Matterport, Inc.(1)	105	284
Maxeon Solar Technologies Ltd.(1)	4	31
MeridianLink, Inc.(1)	4	92
Methode Electronics, Inc.	177	4,031
Microchip Technology, Inc.	96	8,649

Mirion Technologies, Inc.—Class A(1)	82	844
Mitek Systems, Inc.(1)	1	10
MKS Instruments, Inc.	13	1,324
MongoDB, Inc.—Class A(1)	74	30,272
Monolithic Power Systems, Inc.	61	38,513
Motorola Solutions, Inc.	37	11,714
N-able, Inc.(1)	4	49
Navitas Semiconductor Corp.—Class A(1)	37	301
nCino, Inc.(1)	2	62
NCR Voyix Corp.(1)	82	1,387
NetApp, Inc.	108	9,528
NETGEAR, Inc.(1)	12	169
NetScout Systems, Inc.(1)	29	635
nLight, Inc.(1)	19	252
Nutanix, Inc.—Class A(1)	5	251
NVE Corp.(2)	0	12
NXP Semiconductors NV	65	14,945
Okta, Inc.—Class A(1)	4	370
Olo, Inc.—Class A(1)	19	108
ON Semiconductor Corp.(1)	394	32,924
ON24, Inc.	14	111
OneSpan, Inc.(1)	1	13
Onto Innovation, Inc.(1)	3	437
PAR Technology Corp.(1)	10	434
PC Connection, Inc.	5	314
Perficient, Inc.(1)	160	10,550
Photronics, Inc.(1)	164	5,159
Plexus Corp.(1)	204	22,081
PROS Holdings, Inc.(1)	5	200
PTC, Inc.(1)	2	272
Pure Storage, Inc.—Class A(1)	2	60
Qorvo, Inc.(1)	83	9,324
Rackspace Technology, Inc.(1)	26	53
Rambus, Inc.(1)	133	9,096
Ribbon Communications, Inc.(1)	35	102
Richardson Electronics Ltd.	5	61
Riot Platforms, Inc.(1)	24	372
Rogers Corp.(1)	2	247
Sanmina Corp.(1)	104	5,335
ScanSource, Inc.(1)	10	411
Semtech Corp.(1)	26	578

SentinelOne, Inc.—Class A(1)	6	155
Skyworks Solutions, Inc.	39	4,333
SMART Global Holdings, Inc.(1)	15	293
SmartRent, Inc.—Class A(1)	74	238
Softchoice Corp.	421	4,894
SolarWinds Corp.(1)	21	258
Squarespace, Inc.—Class A(1)	15	490
Synaptics, Inc.(1)	15	1,713
TD SYNNEX Corp.	32	3,436
TE Connectivity Ltd.	103	14,445
Teledyne Technologies, Inc.(1)	1	592
Teradata Corp.(1)	155	6,748
Teradyne, Inc.	172	18,706
Terawulf, Inc.(1)	66	159
Thoughtworks Holding, Inc.(1)	969	4,662
Trimble, Inc.(1)	7	377
TTM Technologies, Inc.(1)	43	672
Tucows, Inc.—Class A(1)	2	63
Turtle Beach Corp.(1)	6	71
Twilio, Inc.—Class A(1)	4	305
Tyler Technologies, Inc.(1)	54	22,747
Ubiquiti, Inc.(2)	0	3
UiPath, Inc.—Class A(1)	2	60
Ultra Clean Holdings, Inc.(1)	18	631
Unisys Corp.(1)	28	155
Unity Software, Inc.(1)	5	205
Universal Display Corp.	1	142
Veeco Instruments, Inc.(1)	21	636
Verint Systems, Inc.(1)	223	6,022
VeriSign, Inc.(1)	2	497
Viasat, Inc.(1)	3	92
Viavi Solutions, Inc.(1)	17	167
Vishay Intertechnology, Inc.	180	4,323
Vishay Precision Group, Inc.(1)	5	161
Vontier Corp.	41	1,432
Vuzix Corp.(1)	25	51
Western Digital Corp.(1)	9	486
Wolfspeed, Inc.(1)	4	156
Xerox Holdings Corp.	139	2,542
Xperi, Inc.(1)	19	205
Zebra Technologies Corp.—Class A(1)	61	16,696

Zoom Video Communications, Inc.—Class A(1)	7	524

Total Information Technology		701,881

Materials – 7.80%
5E Advanced Materials, Inc.(1)	3	5
AdvanSix, Inc.	11	332
Albemarle Corp.	3	485
Alcoa Corp.	5	174
Alpha Metallurgical Resources, Inc.	4	1,507
Amcor Plc	41	397
American Vanguard Corp.	10	109
AptarGroup, Inc.	2	232
Arch Resources, Inc.	7	1,234
Ardagh Group SA—Class A(1)(2)(5)	0	4
Ardagh Metal Packaging SA	1,311	5,036
Ashland, Inc.	318	26,776
Aspen Aerogels, Inc.(1)	21	330
Avery Dennison Corp.	169	34,196
Avient Corp.	569	23,637
Axalta Coating Systems Ltd.(1)	1,129	38,356
Ball Corp.	122	7,001
Berry Global Group, Inc.	213	14,345
Caledonia Mining Corp. Plc	6	78
Carpenter Technology Corp.	20	1,422
Celanese Corp.—Class A	3	435
CF Industries Holdings, Inc.	138	10,974
Chemours Co.	378	11,916
Clearwater Paper Corp.(1)	7	249
Cleveland-Cliffs, Inc.(1)	14	289
Coeur Mining, Inc.(1)	136	442
Commercial Metals Co.	48	2,423
Constellium SE—Class A(1)	1,755	35,040
Contango ORE, Inc.(1)	2	28
Core Molding Technologies, Inc.(1)	3	55
Corteva, Inc.	229	10,967
Crown Holdings, Inc.	125	11,514
Dakota Gold Corp.(1)	5	12
Danimer Scientific, Inc.(1)	35	36
DuPont de Nemours, Inc.	208	15,969
Eagle Materials, Inc.(2)	0	68
Eastman Chemical Co.	65	5,800
Ecovyst, Inc.(1)	197	1,924

Element Solutions, Inc.	1,061	24,550
FMC Corp.	103	6,515
Freeport-McMoRan, Inc.	854	36,335
Ginkgo Bioworks Holdings, Inc.(1)	39	65
Glatfelter Corp.(1)	20	39
Graphic Packaging Holding Co.	797	19,635
Greif, Inc.—Class A	95	6,255
Greif, Inc.—Class B	2	135
Haynes International, Inc.	5	294
HB Fuller Co.	192	15,607
Hecla Mining Co.	199	959
Huntsman Corp.	5	122
i-80 Gold Corp.(1)	66	117
Ingevity Corp.(1)	88	4,144
Innospec, Inc.	1	147
International Flavors & Fragrances, Inc.	7	587
International Paper Co.	10	355
Intrepid Potash, Inc.(1)	5	110
Kaiser Aluminum Corp.	42	2,995
Knife River Corp.(1)	262	17,350
Koppers Holdings, Inc.	92	4,730
Kronos Worldwide, Inc.	9	87
Louisiana-Pacific Corp.	2	127
LSB Industries, Inc.(1)	22	204
LyondellBasell Industries NV—Class A	7	704
Martin Marietta Materials, Inc.	2	876
Materion Corp.	121	15,793
Mativ Holdings, Inc.	23	354
Minerals Technologies, Inc.	73	5,207
Mosaic Co.	140	5,007
MP Materials Corp.(1)	3	57
NewMarket Corp.	9	5,172
Nucor Corp.	7	1,237
O-I Glass, Inc.(1)	234	3,830
Olin Corp.	180	9,733
Olympic Steel, Inc.	4	272
Origin Materials, Inc.(1)	52	43
Packaging Corp. of America	60	9,791
Pactiv Evergreen, Inc.	270	3,700
Perimeter Solutions SA(1)	63	288
Piedmont Lithium, Inc.(1)	5	136

PPG Industries, Inc.	103	15,452
PureCycle Technologies, Inc.(1)	37	150
Quaker Chemical Corp.	34	7,271
Ramaco Resources, Inc.—Class A	9	155
Ramaco Resources, Inc.—Class B	2	24
Ranpak Holdings Corp.—Class A(1)	18	104
Rayonier Advanced Materials, Inc.(1)	27	110
Reliance Steel & Aluminum Co.	27	7,650
Royal Gold, Inc.	2	226
RPM International, Inc.	3	326
Ryerson Holding Corp.	11	380
Schnitzer Steel Industries, Inc.—Class A	11	323
Sealed Air Corp.	88	3,209
Silgan Holdings, Inc.	239	10,822
Sonoco Products Co.	3	158
SSR Mining, Inc.	6	62
Steel Dynamics, Inc.	97	11,416
Stepan Co.	8	737
Summit Materials, Inc.—Class A(1)	50	1,909
SunCoke Energy, Inc.	34	370
Sylvamo Corp.	103	5,073
Teck Resources Ltd.—Class B	183	7,750
TimkenSteel Corp.(1)	18	414
Tredegar Corp.	12	65
TriMas Corp.	313	7,927
Trinseo Plc	14	117
Tronox Holdings Plc—Class A	49	691
United States Steel Corp.	6	305
Valhi, Inc.	2	28
Vulcan Materials Co.	140	31,869
Warrior Met Coal, Inc.	21	1,298
Westlake Corp.	1	133
Westrock Co.	7	300
Worthington Steel, Inc.(1)	13	357

Total Materials		584,642

Real Estate – 8.00%
Acadia Realty Trust	39	658
Agree Realty Corp.	3	178
Alexander & Baldwin, Inc.	31	589
Alexandria Real Estate Equities, Inc.	5	619
Alpine Income Property Trust, Inc.	6	95

American Assets Trust, Inc.	134	3,014
American Homes 4 Rent—Class A	223	8,015
American Realty Investors, Inc.(1)	1	11
Americold Realty Trust, Inc.	8	233
Anywhere Real Estate, Inc.(1)	41	335
Apartment Income REIT Corp.	183	6,343
Apartment Investment & Management Co.—Class A(1)	62	484
Apple Hospitality REIT, Inc.	347	5,763
Armada Hoffler Properties, Inc.	29	355
AvalonBay Communities, Inc.	4	757
Boston Properties, Inc.	41	2,874
Braemar Hotels & Resorts, Inc.	28	69
Brandywine Realty Trust	290	1,567
Brixmor Property Group, Inc.	590	13,732
Broadstone Net Lease, Inc.—Class A	798	13,749
BRT Apartments Corp.	4	80
Camden Property Trust	3	294
CareTrust REIT, Inc.	220	4,921
CBL & Associates Properties, Inc.	3	65
CBRE Group, Inc.—Class A(1)	9	808
Centerspace	6	369
Chatham Lodging Trust	126	1,346
City Office REIT, Inc.	132	804
Clipper Realty, Inc.	1	3
Community Healthcare Trust, Inc.	4	108
Compass, Inc.—Class A(1)	20	75
COPT Defense Properties	46	1,190
CoStar Group, Inc.(1)	7	572
Cousins Properties, Inc.	4	103
CTO Realty Growth, Inc.	9	159
CubeSmart	483	22,393
Cushman & Wakefield Plc(1)	630	6,802
DiamondRock Hospitality Co.	89	832
Digital Realty Trust, Inc.	9	1,160
DigitalBridge Group, Inc.	46	803
Diversified Healthcare Trust	359	1,341
Douglas Elliman, Inc.	37	108
Douglas Emmett, Inc.	480	6,959
Easterly Government Properties, Inc.—Class A	39	526
EastGroup Properties, Inc.	289	52,955
Elme Communities	37	534

Empire State Realty Trust, Inc.—Class A	1,069	10,363
EPR Properties	104	5,032
Equity Commonwealth	41	788
Equity LifeStyle Properties, Inc.	166	11,682
Equity Residential	167	10,205
Essential Properties Realty Trust, Inc.	58	1,492
Essex Property Trust, Inc.	43	10,686
Extra Space Storage, Inc.	393	62,935
Farmland Partners, Inc.	18	228
Federal Realty Investment Trust	2	238
First Industrial Realty Trust, Inc.	4	199
Forestar Group, Inc.(1)	7	246
Four Corners Property Trust, Inc.	34	853
Franklin Street Properties Corp.	117	300
FRP Holdings, Inc.(1)	3	176
Gaming & Leisure Properties, Inc.	7	362
Getty Realty Corp.	19	565
Gladstone Commercial Corp.	15	196
Gladstone Land Corp.	14	197
Global Medical REIT, Inc.	26	292
Global Net Lease, Inc.	362	3,602
Healthcare Realty Trust, Inc.—Class A	11	189
Healthpeak Properties, Inc.	16	308
Highwoods Properties, Inc.	3	67
Host Hotels & Resorts, Inc.	336	6,543
Howard Hughes Holdings, Inc.(1)	1	80
Hudson Pacific Properties, Inc.	55	517
Independence Realty Trust, Inc.	93	1,426
Industrial Logistics Properties Trust	114	535
Innovative Industrial Properties, Inc.—Class A	12	1,174
InvenTrust Properties Corp.	28	706
Invitation Homes, Inc.	201	6,857
Iron Mountain, Inc.	4	290
JBG SMITH Properties	42	722
Jones Lang LaSalle, Inc.(1)	50	9,519
Kennedy-Wilson Holdings, Inc.	50	616
Kilroy Realty Corp.	3	131
Kimco Realty Corp.	19	398
Kite Realty Group Trust	124	2,826
Lamar Advertising Co.—Class A	150	15,987
LTC Properties, Inc.	17	534

LXP Industrial Trust	988	9,799
Macerich Co.	91	1,403
Marcus & Millichap, Inc.	6	268
Medical Properties Trust, Inc.	335	1,643
Mid-America Apartment Communities, Inc.	62	8,340
National Health Investors, Inc.	16	880
National Storage Affiliates Trust	267	11,090
NET Lease Office Properties(2)	0	7
NETSTREIT Corp.	28	497
Newmark Group, Inc.—Class A	58	638
NexPoint Diversified Real Estate Trust	13	105
NexPoint Residential Trust, Inc.	7	224
NNN REIT, Inc.	5	225
Office Properties Income Trust	118	864
Omega Healthcare Investors, Inc.	195	5,994
One Liberty Properties, Inc.	7	149
Opendoor Technologies, Inc.(1)	218	977
Orion Office REIT, Inc.	25	143
Outfront Media, Inc.	34	469
Paramount Group, Inc.	80	413
Park Hotels & Resorts, Inc.	6	93
Peakstone Realty Trust	15	293
Pebblebrook Hotel Trust	419	6,700
Phillips Edison & Co., Inc.	310	11,302
Physicians Realty Trust	99	1,320
Piedmont Office Realty Trust, Inc.—Class A	247	1,756
Plymouth Industrial REIT, Inc.	584	14,063
Postal Realty Trust, Inc.—Class A	8	114
PotlatchDeltic Corp.	337	16,549
Rayonier, Inc.	272	9,082
Realty Income Corp.	21	1,190
Regency Centers Corp.	247	16,523
Retail Opportunity Investments Corp.	52	733
REX Holdings, Inc.—Class A	7	98
Rexford Industrial Realty, Inc.	172	9,624
RLJ Lodging Trust	65	764
RMR Group, Inc.—Class A	2	60
Ryman Hospitality Properties, Inc.	165	18,209
Sabra Health Care REIT, Inc.	386	5,505
Safehold, Inc.	21	482
Saul Centers, Inc.(2)	0	16

SBA Communications Corp.—Class A	42	10,676
Service Properties Trust	224	1,913
Simon Property Group, Inc.	187	26,671
SITE Centers Corp.	79	1,082
SL Green Realty Corp.	25	1,109
Spirit Realty Capital, Inc.	4	179
STAG Industrial, Inc.	149	5,856
Star Holdings(1)	6	84
Stratus Properties, Inc.(1)	2	64
Summit Hotel Properties, Inc.	43	286
Sun Communities, Inc.	3	365
Sunstone Hotel Investors, Inc.	87	932
Tanger, Inc.	194	5,374
Tejon Ranch Co.(1)	8	135
Terreno Realty Corp.	110	6,880
Transcontinental Realty Investors, Inc.(1)(2)	0	16
UDR, Inc.	309	11,832
UMH Properties, Inc.	172	2,632
Uniti Group, Inc.	401	2,316
Urban Edge Properties	48	882
Ventas, Inc.	11	567
Veris Residential, Inc.	33	513
VICI Properties, Inc.—Class A	402	12,808
Vornado Realty Trust	5	145
Welltower, Inc.	116	10,451
Weyerhaeuser Co.	21	724
Whitestone REIT—Class B	20	241
WP Carey, Inc.	6	388
Xenia Hotels & Resorts, Inc.	45	613
Zillow Group, Inc.—Class A(1)	2	95
Zillow Group, Inc.—Class C(1)	4	246

Total Real Estate		599,491

Utilities – 3.52%
AES Corp.	7	139
ALLETE, Inc.	54	3,280
Alliant Energy Corp.	7	370
Altus Power, Inc.—Class A(1)	25	174
Ameren Corp.	7	538
American Electric Power Co., Inc.	163	13,228
American Water Works Co., Inc.	47	6,251
Artesian Resources Corp.—Class A	1	32

Atmos Energy Corp.	4	489
Avangrid, Inc.	2	64
Avista Corp.	32	1,135
Black Hills Corp.	218	11,749
Brookfield Infrastructure Corp.—Class A	44	1,565
Brookfield Renewable Corp.—Class A	4	109
California Water Service Group	16	840
CenterPoint Energy, Inc.	750	21,420
Chesapeake Utilities Corp.	3	320
Clearway Energy, Inc.—Class A	1	26
Clearway Energy, Inc.—Class C	2	66
CMS Energy Corp.	8	481
Consolidated Edison, Inc.	10	901
Consolidated Water Co. Ltd.	4	153
Constellation Energy Corp.	9	1,074
DTE Energy Co.	158	17,432
Edison International	11	769
Entergy Corp.	135	13,681
Essential Utilities, Inc.	7	258
Evergy, Inc.	6	334
Eversource Energy	10	612
FirstEnergy Corp.	223	8,157
Genie Energy Ltd.—Class B	4	100
Hawaiian Electric Industries, Inc.	3	43
IDACORP, Inc.—Class Rights	1	143
MGE Energy, Inc.	92	6,656
National Fuel Gas Co.	140	7,015
New Jersey Resources Corp.	197	8,769
NiSource, Inc.	12	312
Northwest Natural Holding Co.	31	1,219
Northwestern Energy Group, Inc.	228	11,606
NRG Energy, Inc.	231	11,946
OGE Energy Corp.	224	7,826
ONE Gas, Inc.	300	19,128
Ormat Technologies, Inc.	8	598
Otter Tail Corp.	8	676
PG&E Corp.	58	1,050
Pinnacle West Capital Corp.	3	231
PNM Resources, Inc.	31	1,296
Portland General Electric Co.	337	14,594
PPL Corp.	21	571

Public Service Enterprise Group, Inc.		14	868
RGC Resources, Inc.		3	58
SJW Group		13	863
Southwest Gas Holdings, Inc.		78	4,913
Spire, Inc.		21	1,333
Sunnova Energy International, Inc.(1)		23	350
UGI Corp.		523	12,871
Unitil Corp.		5	238
Vistra Corp.		1,062	40,891
WEC Energy Group, Inc.		9	756
Xcel Energy, Inc.		16	973

Total Utilities			263,540

Total Common Stocks (Cost: $5,565,495)			7,354,642

RIGHTS – 0.00%(3)
Healthcare – 0.00%(3)
Cartesian Therapeutics, Inc., expires 12/31/2049(1)(5)		34	6

Total Healthcare			6

Industrials – 0.00%(3)
DIRTT Environmental Solutions, expires 01/05/2024(1)		126	3

Total Industrials			3

Total Rights (Cost: $71)			9

SHORT-TERM INVESTMENTS – 1.80%
Money Market Funds – 1.78%
Goldman Sachs Financial Square Government Fund—Class I, 5.24%(4)		133,842	133,842

Total Money Market Funds (Cost: $133,842)			133,842

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.02%
Bank of Montreal, London, 4.83% due 01/02/2024		$172	172
Citibank, New York, 4.83% due 01/02/2024		157	157
JP Morgan, New York, 4.83% due 01/02/2024		850	850
Skandinaviska Enskilda Banken AB, Stockholm, -1.49% due 01/02/2024(2)	SEK	0	0

Total Time Deposits (Cost: $1,179)			1,179

Total Short-Term Investments (Cost: $135,021)			135,021

TOTAL INVESTMENTS IN SECURITIES – 99.99% (Cost: $5,700,587)			7,489,672

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.01%			973

TOTAL NET ASSETS – 100.00%			$7,490,645

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

SEK Swedish Krona

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $40 or 0.00% of the Fund’s net assets.
(6)	Security that is restricted at December 31, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
26	E-mini Russell 2000 Future	Mar. 2024	$2,539	$2,663	$124
7	S&P 500 E-mini Future	Mar. 2024	1,642	1,687	45

					$169

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.89%
Communication Services – 1.83%
AMC Networks, Inc.—Class A(1)	16	$300
Atlanta Braves Holdings, Inc.—Class C(1)	1	24
Cable One, Inc.	3	1,635
Cogent Communications Holdings, Inc.	1	51
Criteo SA—ADR(1)	55	1,382
Daily Journal Corp.(1)	1	198
Iridium Communications, Inc.	4	180
John Wiley & Sons, Inc.—Class A	7	210
Liberty Broadband Corp.—Class A(1)	3	250
Liberty Broadband Corp.—Class C(1)	1	90
Liberty Latin America Ltd.—Class A(1)	10	75
Liberty Latin America Ltd.—Class C(1)	18	129
Liberty Media Corp.-Liberty Formula One—Class C(1)	23	1,460
Liberty Media Corp.-Liberty Live—Class C(1)	1	34
Madison Square Garden Entertainment Corp.—Class A(1)	1	37
Madison Square Garden Sports Corp.—Class A(1)	1	93
News Corp.—Class B	1	37
Nexstar Media Group, Inc.—Class A	33	5,198
Omnicom Group, Inc.(2)	0	29
Pinterest, Inc.—Class A(1)	8	287
ROBLOX Corp.—Class A(1)	1	61
Roku, Inc.—Class A(1)	4	343
Sphere Entertainment Co.(1)	1	39
Spotify Technology SA(1)	2	410
Take-Two Interactive Software, Inc.(1)	9	1,504
TEGNA, Inc.	10	153
Telephone & Data Systems, Inc.	23	414
Trade Desk, Inc.—Class A(1)	29	2,065
TrueCar, Inc.(1)	33	112
Vivid Seats, Inc.—Class A(1)	9	59
Warner Bros Discovery, Inc.(1)	16	178
Yelp, Inc.—Class A(1)	6	305
Ziff Davis, Inc.(1)	4	285
ZipRecruiter, Inc.—Class A(1)	15	207

Total Communication Services		17,834

Consumer Discretionary – 12.07%
Abercrombie & Fitch Co.—Class A(1)	2	163
Academy Sports & Outdoors, Inc.	6	402
Accel Entertainment, Inc.—Class A(1)	10	103

Adient Plc(1)	2	76
ADT, Inc.	313	2,135
Adtalem Global Education, Inc.(1)	1	45
American Axle & Manufacturing Holdings, Inc.(1)	4	36
Aptiv Plc(1)	26	2,306
Aramark	24	688
Asbury Automotive Group, Inc.(1)	1	253
AutoZone, Inc.(1)(2)	0	1,182
Bath & Body Works, Inc.	68	2,942
Best Buy Co., Inc.	6	458
Birkenstock Holding Plc(1)	13	610
BorgWarner, Inc.(2)	0	14
Bright Horizons Family Solutions, Inc.(1)	8	737
Brunswick Corp.	24	2,317
Burlington Stores, Inc.(1)	6	1,258
Caesars Entertainment, Inc.(1)	1	61
CarMax, Inc.(1)	2	178
Century Communities, Inc.	3	297
Chipotle Mexican Grill, Inc.—Class A(1)	1	2,182
Choice Hotels International, Inc.(2)	0	49
Churchill Downs, Inc.	3	381
Coupang, Inc.—Class A(1)	11	175
Coursera, Inc.(1)	2	42
Crocs, Inc.(1)	20	1,855
Dana, Inc.	87	1,277
Darden Restaurants, Inc.	2	337
Dave & Buster’s Entertainment, Inc.(1)	1	36
Deckers Outdoor Corp.(1)	6	4,336
Dick’s Sporting Goods, Inc.	18	2,623
Dillard’s, Inc.—Class A	2	841
Dine Brands Global, Inc.	19	945
Domino’s Pizza, Inc.	8	3,333
DoorDash, Inc.—Class A(1)	14	1,400
Dorman Products, Inc.(1)	1	107
DR Horton, Inc.	13	1,931
eBay, Inc.	2	84
Etsy, Inc.(1)	2	175
Everi Holdings, Inc.(1)	18	207
Expedia Group, Inc.(1)	2	343
Five Below, Inc.(1)	14	3,026
Floor & Decor Holdings, Inc.—Class A(1)	42	4,652

Foot Locker, Inc.	28	876
Fox Factory Holding Corp.(1)	18	1,185
Frontdoor, Inc.(1)	10	341
GameStop Corp.—Class A(1)	15	270
Garmin Ltd.	4	511
Gentex Corp.	2	54
G-III Apparel Group Ltd.(1)	14	464
Goodyear Tire & Rubber Co.(1)	159	2,284
Graham Holdings Co.—Class B(2)	0	41
Green Brick Partners, Inc.(1)	1	66
Group 1 Automotive, Inc.	1	457
Hanesbrands, Inc.(1)	40	180
Helen of Troy Ltd.(1)	5	618
Hilton Worldwide Holdings, Inc.	14	2,491
International Game Technology Plc	1	40
Jack in the Box, Inc.	3	216
KB Home	15	966
Krispy Kreme, Inc.	2	36
La-Z-Boy, Inc.	1	23
LCI Industries	1	114
Lear Corp.	6	788
Leslie’s, Inc.(1)	25	170
Light & Wonder, Inc.(1)	4	302
Lithia Motors, Inc.—Class A	1	204
LKQ Corp.	96	4,565
Lucid Group, Inc.(1)	32	135
Lululemon Athletica, Inc.(1)	2	1,120
Macy’s, Inc.	20	405
Meritage Homes Corp.	2	330
MGM Resorts International(1)	6	264
Murphy USA, Inc.	1	355
Nordstrom, Inc.	1	27
Norwegian Cruise Line Holdings Ltd.(1)	26	527
On Holding AG—Class A(1)	32	871
Oxford Industries, Inc.(2)	0	46
Papa John’s International, Inc.	21	1,595
Patrick Industries, Inc.	1	77
Penske Automotive Group, Inc.(2)	0	53
Phinia, Inc.(2)	0	2
Planet Fitness, Inc.—Class A(1)	3	227
Pool Corp.	19	7,691

PulteGroup, Inc.	32	3,261
PVH Corp.	27	3,349
Ralph Lauren Corp.—Class A	18	2,595
Red Rock Resorts, Inc.—Class A	1	47
Revolve Group, Inc.—Class A(1)	13	213
RH(1)	2	683
Rivian Automotive, Inc.—Class A(1)	11	255
Ross Stores, Inc.	22	3,016
Royal Caribbean Cruises Ltd.(1)	9	1,226
Shoe Carnival, Inc.	2	68
Signet Jewelers Ltd.	2	235
Six Flags Entertainment Corp.(1)	4	110
Sonic Automotive, Inc.—Class A	1	65
Sonos, Inc.(1)	2	29
Steven Madden Ltd.	3	119
Tapestry, Inc.	56	2,055
Taylor Morrison Home Corp.—Class A(1)	31	1,676
Tempur Sealy International, Inc.	1	57
Texas Roadhouse, Inc.—Class A	36	4,448
Thor Industries, Inc.	5	616
TopBuild Corp.(1)	1	351
Tractor Supply Co.	20	4,206
Travel + Leisure Co.	1	38
Ulta Beauty, Inc.(1)(2)	0	208
Urban Outfitters, Inc.(1)	2	73
Vail Resorts, Inc.	3	645
VF Corp.	12	232
Victoria’s Secret & Co.(1)	10	276
Visteon Corp.(1)	1	171
Wendy’s Co.	51	986
Whirlpool Corp.	1	114
Williams-Sonoma, Inc.	12	2,426
Wingstop, Inc.	13	3,212
Worthington Enterprises, Inc.(2)	0	26
Wyndham Hotels & Resorts, Inc.	12	929
XPEL, Inc.(1)	6	338
YETI Holdings, Inc.(1)	5	280
Yum China Holdings, Inc.	34	1,455
Yum! Brands, Inc.(2)	0	21

Total Consumer Discretionary		117,695

Consumer Staples – 3.66%
Albertsons Companies, Inc.—Class A	11	248
Andersons, Inc.	4	257
BellRing Brands, Inc.(1)	1	59
BJ’s Wholesale Club Holdings, Inc.(1)	32	2,114
Campbell Soup Co.	7	317
Casey’s General Stores, Inc.	6	1,560
Celsius Holdings, Inc.(1)	30	1,635
Central Garden & Pet Co.—Class A(1)	6	284
Church & Dwight Co., Inc.	64	6,066
Clorox Co.	1	195
Coca-Cola Consolidated, Inc.(2)	0	64
Constellation Brands, Inc.—Class A	4	926
Edgewell Personal Care Co.	5	179
elf Beauty, Inc.(1)	24	3,439
Energizer Holdings, Inc.	1	17
Flowers Foods, Inc.	2	39
Hain Celestial Group, Inc.(1)	99	1,087
Herbalife Ltd.(1)	12	176
Ingles Markets, Inc.—Class A	1	54
J.M. Smucker Co.	4	531
John B Sanfilippo & Son, Inc.	1	85
Kellanova	3	155
Keurig Dr Pepper, Inc.	153	5,109
Kroger Co.	5	238
Lamb Weston Holdings, Inc.	15	1,674
MGP Ingredients, Inc.	1	75
National Beverage Corp.(1)	4	215
Nature’s Sunshine Products, Inc.(1)	12	213
Nomad Foods Ltd.(1)	126	2,142
Performance Food Group Co.(1)	1	74
Post Holdings, Inc.(1)	3	221
PriceSmart, Inc.	1	100
Primo Water Corp.	13	189
Reynolds Consumer Products, Inc.	146	3,911
Simply Good Foods Co.(1)	8	329
Sprouts Farmers Market, Inc.(1)	2	75
TreeHouse Foods, Inc.(1)	3	120
Universal Corp.	2	101
Vector Group Ltd.	15	168
Village Super Market, Inc.—Class A	1	18
Walgreens Boots Alliance, Inc.	13	330

WD-40 Co.	2	597
Weis Markets, Inc.	4	287

Total Consumer Staples		35,673

Energy – 4.65%
Antero Resources Corp.(1)	8	186
APA Corp.	6	226
Baker Hughes Co.—Class A	61	2,069
Berry Corp.	3	24
Bristow Group, Inc.(1)	1	28
Cactus, Inc.—Class A	6	272
California Resources Corp.	10	549
Callon Petroleum Co.(1)	4	141
Cameco Corp.	81	3,495
ChampionX Corp.	69	2,007
Cheniere Energy, Inc.	14	2,422
Chesapeake Energy Corp.	4	275
Chord Energy Corp.	3	530
Civitas Resources, Inc.	3	238
CNX Resources Corp.(1)	13	267
CONSOL Energy, Inc.(2)	0	36
Coterra Energy, Inc.	11	273
CVR Energy, Inc.	5	164
Delek U.S. Holdings, Inc.	7	176
Devon Energy Corp.	33	1,506
Diamondback Energy, Inc.	3	431
Dorian LPG Ltd.	5	239
Dril-Quip, Inc.(1)	1	24
Energy Fuels, Inc.(1)	27	194
EOG Resources, Inc.	26	3,108
EQT Corp.	70	2,689
Equitrans Midstream Corp.	18	186
Expro Group Holdings NV(1)	4	59
FutureFuel Corp.	26	155
Halliburton Co.	12	447
Helmerich & Payne, Inc.	9	310
Hess Corp.	4	588
HF Sinclair Corp.	26	1,442
International Seaways, Inc.	41	1,857
Kosmos Energy Ltd.(1)	34	228
Liberty Energy, Inc.—Class A	13	230
Magnolia Oil & Gas Corp.—Class A	100	2,137

Marathon Oil Corp.	7	171
Murphy Oil Corp.	8	324
Noble Corp. Plc	28	1,352
NOV, Inc.	38	774
ONEOK, Inc.(2)	0	26
Patterson-UTI Energy, Inc.	23	245
PBF Energy, Inc.—Class A	4	176
Permian Resources Corp.—Class A	21	283
Phillips 66	2	268
ProPetro Holding Corp.(1)	32	266
REX American Resources Corp.(1)	3	159
RPC, Inc.	4	32
Scorpio Tankers, Inc.	1	65
Sitio Royalties Corp.—Class A	68	1,590
SM Energy Co.	10	376
Solaris Oilfield Infrastructure, Inc.—Class A	2	18
Southwestern Energy Co.(1)	28	184
Targa Resources Corp.	8	688
TechnipFMC Plc	37	745
Teekay Corp.(1)	35	251
Tidewater, Inc.(1)	58	4,181
Valaris Ltd.(1)	5	348
Valero Energy Corp.	20	2,595
Vitesse Energy, Inc.	16	348
Williams Companies, Inc.	20	686

Total Energy		45,359

Financials – 13.36%
1st Source Corp.	1	40
Affiliated Managers Group, Inc.	1	118
Aflac, Inc.	2	175
AGNC Investment Corp.	15	146
Allstate Corp.	35	4,918
Ally Financial, Inc.	9	303
Amerant Bancorp, Inc.—Class A	9	225
American Equity Investment Life Holding Co.(1)	4	200
American Financial Group, Inc.	13	1,510
Ameriprise Financial, Inc.	1	215
AMERISAFE, Inc.	4	187
Annaly Capital Management, Inc.	189	3,657
Apollo Commercial Real Estate Finance, Inc.	10	122
Apollo Global Management, Inc.	4	376

Arbor Realty Trust, Inc.	6	86
Arch Capital Group Ltd.(1)	75	5,564
Ares Management Corp.—Class A	16	1,866
Arthur J. Gallagher & Co.	4	1,010
Artisan Partners Asset Management, Inc.—Class A	19	841
Associated Banc-Corp.	2	38
Atlantic Union Bankshares Corp.	1	26
Axis Capital Holdings Ltd.	10	562
Axos Financial, Inc.(1)	6	329
Banc of California, Inc.	14	193
BancFirst Corp.	5	457
Banco Latinoamericano de Comercio Exterior SA—Class E	9	231
Bank First Corp.	1	58
Bank of Hawaii Corp.	7	532
Bank of Marin Bancorp	9	203
BankUnited, Inc.	44	1,434
Blackstone Mortgage Trust, Inc.—Class A	16	340
Block, Inc.—Class A(1)	4	286
Bread Financial Holdings, Inc.	5	179
Bridgewater Bancshares, Inc.(1)	32	429
BrightSpire Capital, Inc.—Class A	13	97
Brookline Bancorp, Inc.	30	324
Brown & Brown, Inc.	59	4,232
BRP Group, Inc.—Class A(1)	10	233
Byline Bancorp, Inc.	1	25
Cambridge Bancorp	5	318
Cannae Holdings, Inc.(1)	2	44
CBOE Global Markets, Inc.	14	2,571
Central Pacific Financial Corp.	11	218
Chimera Investment Corp.	9	45
Cincinnati Financial Corp.(2)	0	44
Citizens Financial Group, Inc.	13	428
City Holding Co.	1	122
Claros Mortgage Trust, Inc.	4	59
CNA Financial Corp.	1	35
CNO Financial Group, Inc.	7	189
Cohen & Steers, Inc.	1	50
Coinbase Global, Inc.—Class A(1)	4	707
Comerica, Inc.	45	2,486
Commerce Bancshares, Inc.	9	469
Community Bank System, Inc.	27	1,409

Community Trust Bancorp, Inc.(2)	0	1
Compass Diversified Holdings	9	200
Cullen/Frost Bankers, Inc.	14	1,497
Customers Bancorp, Inc.(1)	9	500
CVB Financial Corp.	21	417
Diamond Hill Investment Group, Inc.(2)	0	23
Dime Community Bancshares, Inc.	17	462
Discover Financial Services	12	1,392
Eagle Bancorp, Inc.	13	394
Eastern Bankshares, Inc.	18	262
Enact Holdings, Inc.	11	318
Enstar Group Ltd.(1)	1	308
Essent Group Ltd.	5	264
Euronet Worldwide, Inc.(1)	38	3,846
Evercore, Inc.—Class A(2)	0	42
Everest Group Ltd.	6	2,240
EVERTEC, Inc.	3	111
FactSet Research Systems, Inc.	2	993
Fifth Third Bancorp	84	2,885
Financial Institutions, Inc.	18	392
First Bancorp	156	2,565
First Bancshares, Inc.	1	37
First Citizens BancShares, Inc.—Class A	2	3,342
First Commonwealth Financial Corp.	12	189
First Community Bankshares, Inc.	1	49
First Financial Bancorp	2	46
First Foundation, Inc.	54	520
First Hawaiian, Inc.	102	2,325
First Interstate BancSystem, Inc.—Class A	10	314
First of Long Island Corp.	14	182
FirstCash Holdings, Inc.	1	154
FleetCor Technologies, Inc.(1)	1	362
Flushing Financial Corp.	19	307
FNB Corp.	2	28
Franklin BSP Realty Trust, Inc.	8	106
Fulton Financial Corp.	31	517
Genworth Financial, Inc.—Class A(1)	39	257
German American Bancorp, Inc.	1	44
Glacier Bancorp, Inc.	38	1,564
Global Payments, Inc.	5	590
Granite Point Mortgage Trust, Inc.	36	211

Hamilton Lane, Inc.—Class A	7	847
Hancock Whitney Corp.	4	193
Hanover Insurance Group, Inc.	7	834
HBT Financial, Inc.	4	90
Heartland Financial USA, Inc.	12	457
Heritage Commerce Corp.	19	192
Heritage Financial Corp.	22	471
HomeStreet, Inc.	25	260
Horizon Bancorp, Inc.	23	332
Houlihan Lokey, Inc.—Class A	10	1,204
Independent Bank Corp.	3	74
Independent Bank Corp.	3	217
Independent Bank Group, Inc.	10	516
Interactive Brokers Group, Inc.—Class A	4	360
Intercontinental Exchange, Inc.	1	71
Jack Henry & Associates, Inc.	2	360
Jackson Financial, Inc.—Class A	1	34
Jefferies Financial Group, Inc.	27	1,077
Kemper Corp.	27	1,333
KeyCorp	55	797
Kinsale Capital Group, Inc.	6	2,172
KKR & Co., Inc.—Class Miscella	16	1,300
Ladder Capital Corp.—Class A	21	238
Loews Corp.	31	2,144
LPL Financial Holdings, Inc.	11	2,463
M&T Bank Corp.	2	229
MarketAxess Holdings, Inc.	1	225
Marqeta, Inc.—Class A(1)	32	221
Metropolitan Bank Holding Corp.(1)	4	194
MFA Financial, Inc.	6	73
Moelis & Co.—Class A	34	1,904
Moody’s Corp.	1	250
Morningstar, Inc.	3	857
Mr Cooper Group, Inc.(1)	2	103
MSCI, Inc.—Class A	3	1,683
National Western Life Group, Inc.—Class A	1	321
NBT Bancorp, Inc.	1	45
NCR Atleos Corp.(1)	13	321
Nelnet, Inc.—Class A	2	205
NerdWallet, Inc.—Class A(1)	16	242
New York Community Bancorp, Inc.	30	305

NMI Holdings, Inc.—Class A(1)	2	70
OFG Bancorp	2	94
Old Second Bancorp, Inc.	5	74
Open Lending Corp.—Class A(1)	29	246
Pacific Premier Bancorp, Inc.	17	498
Park National Corp.	2	298
Pinnacle Financial Partners, Inc.	3	224
PRA Group, Inc.(1)	9	231
Premier Financial Corp.	12	301
Primis Financial Corp.	44	562
PROG Holdings, Inc.(1)	1	34
Prosperity Bancshares, Inc.	3	232
Prudential Financial, Inc.(2)	0	34
QCR Holdings, Inc.(2)	0	25
Radian Group, Inc.	10	285
Raymond James Financial, Inc.	8	881
RBB Bancorp	19	368
Ready Capital Corp.	14	141
Redwood Trust, Inc.	9	64
Regions Financial Corp.	52	1,003
Reinsurance Group of America, Inc.—Class A	9	1,417
Remitly Global, Inc.(1)	45	876
Republic Bancorp, Inc.—Class A	8	417
RLI Corp.	24	3,143
Rocket Companies, Inc.—Class A(1)	30	435
Ryan Specialty Holdings, Inc.—Class A(1)	42	1,790
S&T Bancorp, Inc.	3	111
Safety Insurance Group, Inc.	4	319
Sandy Spring Bancorp, Inc.	8	205
Seacoast Banking Corp. of Florida	12	346
SEI Investments Co.(2)	0	21
Selective Insurance Group, Inc.	19	1,914
ServisFirst Bancshares, Inc.	8	518
Shift4 Payments, Inc.—Class A(1)	15	1,101
SiriusPoint Ltd.(1)	20	237
Southern First Bancshares, Inc.(1)	8	295
Stellar Bancorp, Inc.	12	323
Stewart Information Services Corp.	2	104
Stifel Financial Corp.	33	2,253
StoneCo Ltd.—Class A(1)	14	246
StoneX Group, Inc.(1)	3	220

Synchrony Financial	1	54
T Rowe Price Group, Inc.	2	200
Texas Capital Bancshares, Inc.(1)	33	2,156
TFS Financial Corp.	18	261
Toast, Inc.—Class A(1)	25	464
Tompkins Financial Corp.	4	234
Tradeweb Markets, Inc.—Class A	14	1,281
TriCo Bancshares	5	206
Triumph Financial, Inc.(1)	4	288
TrustCo Bank Corp. NY	1	37
Two Harbors Investment Corp.	13	181
UMB Financial Corp.	5	388
Universal Insurance Holdings, Inc.	12	184
Virtu Financial, Inc.—Class A	14	278
Washington Trust Bancorp, Inc.	11	369
Webster Financial Corp.	18	902
Westamerica BanCorp	4	219
WEX, Inc.(1)	6	1,244
White Mountains Insurance Group Ltd.(2)	0	24
Wintrust Financial Corp.	18	1,670
Zions Bancorp N.A.	28	1,218

Total Financials		130,245

Healthcare – 12.13%
10X Genomics, Inc.—Class A(1)	11	607
Abiomed, Inc.(1)(2)(4)	0	–
Acadia Healthcare Co., Inc.(1)	34	2,663
Agilent Technologies, Inc.	17	2,403
Agiliti, Inc.(1)	21	167
Agios Pharmaceuticals, Inc.(1)	6	141
Alcon, Inc.	49	3,849
Align Technology, Inc.(1)	3	794
Alignment Healthcare, Inc.(1)	22	193
Alkermes Plc(1)	6	168
Alnylam Pharmaceuticals, Inc.(1)	6	1,124
Amedisys, Inc.(1)	4	411
Amicus Therapeutics, Inc.(1)	21	302
AMN Healthcare Services, Inc.(1)	15	1,091
Amphastar Pharmaceuticals, Inc.(1)	3	169
Anika Therapeutics, Inc.(1)	14	308
Apellis Pharmaceuticals, Inc.(1)	23	1,387
Arrowhead Pharmaceuticals, Inc.(1)	7	216

AtriCure, Inc.(1)	4	159
Avanos Medical, Inc.(1)	4	89
Avantor, Inc.(1)	80	1,827
Axonics, Inc.(1)	35	2,184
Azenta, Inc.(1)	3	220
Beam Therapeutics, Inc.(1)	8	209
BioCryst Pharmaceuticals, Inc.(1)	16	99
Biogen, Inc.(1)	1	192
Biohaven Ltd.(1)(2)	0	9
BioMarin Pharmaceutical, Inc.(1)	12	1,176
Bio-Rad Laboratories, Inc.—Class A(1)(2)	0	34
Bio-Techne Corp.	60	4,636
Blueprint Medicines Corp.(1)	11	994
Bridgebio Pharma, Inc.(1)	20	792
Bruker Corp.	34	2,462
Catalent, Inc.(1)	4	165
Celldex Therapeutics, Inc.(1)	8	310
Cencora, Inc.—Class A(2)	0	58
Centene Corp.(1)	9	699
Cerevel Therapeutics Holdings, Inc.(1)	8	336
Charles River Laboratories International, Inc.(1)	14	3,344
Chemed Corp.	6	3,649
Cooper Companies, Inc.	7	2,557
CorVel Corp.(1)	2	387
Crinetics Pharmaceuticals, Inc.(1)	6	212
Cymabay Therapeutics, Inc.(1)	12	292
Cytek Biosciences, Inc.(1)	25	230
Cytokinetics, Inc.(1)	9	776
DaVita, Inc.(1)	2	224
Denali Therapeutics, Inc.(1)	10	205
Dentsply Sirona, Inc.	4	146
DexCom, Inc.(1)	16	2,026
Doximity, Inc.—Class A(1)	7	197
Editas Medicine, Inc.—Class A(1)	24	243
Embecta Corp.	9	177
Enanta Pharmaceuticals, Inc.(1)	17	157
Ensign Group, Inc.	2	190
Envista Holdings Corp.(1)	56	1,351
Evolent Health, Inc.—Class A(1)	36	1,176
Exact Sciences Corp.(1)	38	2,807
Exelixis, Inc.(1)	61	1,473

Fortrea Holdings, Inc.(1)	58	2,025
Geron Corp.(1)	8	17
Glaukos Corp.(1)	4	283
Globus Medical, Inc.—Class A(1)	3	136
Guardant Health, Inc.(1)	6	163
Haemonetics Corp.(1)	2	204
Halozyme Therapeutics, Inc.(1)	47	1,721
HealthEquity, Inc.(1)	4	232
Hologic, Inc.(1)	12	881
ICON Plc(1)	14	3,912
IDEXX Laboratories, Inc.(1)	2	1,267
Illumina, Inc.(1)	2	247
ImmunoGen, Inc.(1)	11	334
Inari Medical, Inc.(1)	6	372
Inogen, Inc.(1)	32	177
Insmed, Inc.(1)	7	221
Inspire Medical Systems, Inc.(1)	3	515
Insulet Corp.(1)	7	1,510
Integer Holdings Corp.(1)	2	230
Integra LifeSciences Holdings Corp.(1)	44	1,936
Intellia Therapeutics, Inc.(1)	7	214
Intra-Cellular Therapies, Inc.(1)	14	994
Ionis Pharmaceuticals, Inc.(1)	4	201
IQVIA Holdings, Inc.(1)	7	1,629
iRhythm Technologies, Inc.(1)	5	530
Ironwood Pharmaceuticals, Inc.—Class A(1)	5	57
Joint Corp.(1)	18	174
Karuna Therapeutics, Inc.(1)	5	1,534
Krystal Biotech, Inc.(1)	4	461
Laboratory Corp. of America Holdings	11	2,468
Lantheus Holdings, Inc.(1)	3	182
LeMaitre Vascular, Inc.	3	197
Ligand Pharmaceuticals, Inc.(1)(2)	0	18
Madrigal Pharmaceuticals, Inc.(1)	2	370
McKesson Corp.	2	1,115
Medpace Holdings, Inc.(1)	3	881
Merit Medical Systems, Inc.(1)	5	361
Merrimack Pharmaceuticals, Inc.(1)	14	186
Mettler-Toledo International, Inc.(1)	2	2,616
Mineralys Therapeutics, Inc.(1)	23	194
Molina Healthcare, Inc.(1)	1	444

Mural Oncology Plc(1)	1	4
Myriad Genetics, Inc.(1)	10	183
Natera, Inc.(1)	48	3,019
Neogen Corp.(1)	11	223
NeoGenomics, Inc.(1)	18	284
Neurocrine Biosciences, Inc.(1)	24	3,187
Nevro Corp.(1)	8	180
OmniAb, Inc.—Class CR3(1)(2)(4)(5)	0	–
OmniAb, Inc.—Class CR4(1)(2)(4)(5)	0	–
OptimizeRx Corp.(1)	20	292
Option Care Health, Inc.(1)	15	493
Pacific Biosciences of California, Inc.(1)	28	272
Patterson Companies, Inc.	2	44
Pediatrix Medical Group, Inc.(1)	30	279
Penumbra, Inc.(1)	2	403
Phibro Animal Health Corp.—Class A	4	46
Premier, Inc.—Class A	8	168
Prestige Consumer Healthcare, Inc.(1)	4	268
Prime Medicine, Inc.(1)	22	195
Progyny, Inc.(1)	5	188
QIAGEN NV(1)	18	782
Quest Diagnostics, Inc.(2)	0	31
R1 RCM, Inc.(1)	14	148
Repligen Corp.(1)	15	2,707
ResMed, Inc.	3	436
Revance Therapeutics, Inc.(1)	17	145
REVOLUTION Medicines, Inc.(1)	3	76
Royalty Pharma Plc—Class A	12	331
Sage Therapeutics, Inc.(1)	8	177
Sarepta Therapeutics, Inc.(1)	3	314
Select Medical Holdings Corp.	2	54
Shockwave Medical, Inc.(1)	10	1,812
SpringWorks Therapeutics, Inc.(1)	7	250
Stevanato Group SpA	65	1,763
Supernus Pharmaceuticals, Inc.(1)	2	44
Surgery Partners, Inc.(1)	42	1,359
Surmodics, Inc.(1)	9	344
Teleflex, Inc.	4	987
Tenet Healthcare Corp.(1)	3	190
Travere Therapeutics, Inc.—Class Preferre(1)	25	223
Twist Bioscience Corp.(1)	12	444

Ultragenyx Pharmaceutical, Inc.(1)	19	894
Universal Health Services, Inc.—Class B	5	835
US Physical Therapy, Inc.(2)	0	38
Vaxcyte, Inc.(1)	2	144
Veeva Systems, Inc.—Class A(1)	1	206
Veracyte, Inc.(1)	1	33
Vir Biotechnology, Inc.(1)	19	188
West Pharmaceutical Services, Inc.	12	4,209
Zimmer Biomet Holdings, Inc.	31	3,752

Total Healthcare		118,315

Industrials – 23.14%
AAON, Inc.	37	2,745
AAR Corp.(1)	1	61
ABM Industries, Inc.	44	1,978
Advanced Drainage Systems, Inc.	2	336
AECOM	21	1,916
AerCap Holdings NV(1)	88	6,576
Aerovironment, Inc.(1)	2	228
AGCO Corp.	2	187
Air Lease Corp.—Class A	16	675
Alamo Group, Inc.(2)	0	43
Alaska Air Group, Inc.(1)	29	1,120
Albany International Corp.—Class A	1	131
Alight, Inc.—Class A(1)	24	205
Allegion Plc	24	3,104
American Airlines Group, Inc.(1)	13	173
American Woodmark Corp.(1)	2	172
AMETEK, Inc.	8	1,280
AO Smith Corp.	1	111
API Group Corp.(1)	63	2,173
Applied Industrial Technologies, Inc.	1	242
ArcBest Corp.	18	2,201
Arcosa, Inc.	19	1,531
Array Technologies, Inc.(1)	5	90
ASGN, Inc.(1)	2	226
Atkore, Inc.(1)(2)	0	46
Axon Enterprise, Inc.(1)	1	180
AZEK Co., Inc.—Class A(1)	21	795
AZZ, Inc.	3	178
Barnes Group, Inc.	3	108
Barrett Business Services, Inc.	4	422

Beacon Roofing Supply, Inc.(1)	2	141
Bloom Energy Corp.—Class A(1)	13	185
Boise Cascade Co.	4	501
Booz Allen Hamilton Holding Corp.—Class A	12	1,547
BrightView Holdings, Inc.(1)	27	225
Builders FirstSource, Inc.(1)	16	2,595
CACI International, Inc.—Class A(1)	4	1,439
Carlisle Companies, Inc.	19	5,928
Carrier Global Corp.	6	318
Casella Waste Systems, Inc.—Class A(1)	1	83
CBIZ, Inc.(1)	4	274
Ceridian HCM Holding, Inc.(1)	3	204
Chart Industries, Inc.(1)	2	228
Cintas Corp.	3	1,666
Columbus McKinnon Corp.	2	78
Comfort Systems USA, Inc.	2	400
Concentrix Corp.	4	368
Copart, Inc.(1)	62	3,033
Core & Main, Inc.—Class B(1)	98	3,955
Crane Co.	5	637
CSG Systems International, Inc.	2	82
CSW Industrials, Inc.(2)	0	37
Cummins, Inc.(2)	0	23
Delta Air Lines, Inc.	21	843
Donaldson Co., Inc.	40	2,626
Driven Brands Holdings, Inc.(1)	25	362
Ducommun, Inc.(1)	1	43
Dun & Bradstreet Holdings, Inc.	116	1,362
Dycom Industries, Inc.(1)	22	2,556
EMCOR Group, Inc.	9	1,937
Encore Wire Corp.	1	284
Energy Recovery, Inc.(1)	5	100
EnerSys	2	223
Ennis, Inc.	6	128
Equifax, Inc.	4	955
ESCO Technologies, Inc.(2)	0	32
ExlService Holdings, Inc.(1)	6	186
Expeditors International of Washington, Inc.	3	406
Exponent, Inc.	31	2,690
Fastenal Co.	8	499
Federal Signal Corp.	1	84

Ferguson Plc	7	1,410
Fluor Corp.(1)	69	2,690
Fortune Brands Innovations, Inc.	1	97
Forward Air Corp.	3	174
Franklin Electric Co., Inc.	1	140
Frontier Group Holdings, Inc.(1)	42	232
FTI Consulting, Inc.(1)	15	3,039
FuelCell Energy, Inc.(1)	116	185
Gates Industrial Corp. Plc(1)	139	1,862
GATX Corp.(2)	0	21
Generac Holdings, Inc.(1)	2	215
Genpact Ltd.	30	1,032
Gibraltar Industries, Inc.(1)	1	69
Global Industrial Co.	6	247
Graco, Inc.	43	3,766
Granite Construction, Inc.	1	38
GXO Logistics, Inc.(1)	4	224
Healthcare Services Group, Inc.(1)	15	161
Heartland Express, Inc.	2	22
HEICO Corp.	12	2,070
HEICO Corp.—Class A	10	1,474
Heidrick & Struggles International, Inc.	3	82
Helios Technologies, Inc.	1	38
Herc Holdings, Inc.	21	3,151
Hillenbrand, Inc.	6	287
Hillman Solutions Corp.(1)	21	195
HNI Corp.	2	97
Hub Group, Inc.—Class A(1)	2	164
Hubbell, Inc.—Class B	10	3,420
Huntington Ingalls Industries, Inc.	1	352
IDEX Corp.	11	2,334
Ingersoll Rand, Inc.	15	1,157
Insperity, Inc.	3	328
ITT, Inc.	40	4,757
Jacobs Solutions, Inc.	40	5,173
JB Hunt Transport Services, Inc.	2	300
JetBlue Airways Corp.(1)	68	376
John Bean Technologies Corp.	1	54
Kaman Corp.	7	175
KBR, Inc.	1	52
Kelly Services, Inc.—Class A	2	43

Kennametal, Inc.	3	78
Kirby Corp.(1)	46	3,619
Knight-Swift Transportation Holdings, Inc.—Class A	73	4,235
Korn Ferry	25	1,502
Kratos Defense & Security Solutions, Inc.(1)	13	270
L3Harris Technologies, Inc.	23	4,892
Landstar System, Inc.	2	445
Lincoln Electric Holdings, Inc.	31	6,642
Masonite International Corp.(1)	15	1,230
MasTec, Inc.(1)	82	6,218
Masterbrand, Inc.(1)	1	19
Matson, Inc.	3	277
MAXIMUS, Inc.	1	55
Middleby Corp.(1)	16	2,414
Miller Industries, Inc.	8	343
Moog, Inc.—Class A	1	78
MSA Safety, Inc.	2	401
Mueller Industries, Inc.	9	424
MYR Group, Inc.(1)	1	163
National Presto Industries, Inc.	1	118
Nordson Corp.	22	5,792
nVent Electric Plc	25	1,491
Old Dominion Freight Line, Inc.	3	1,240
Omega Flex, Inc.	2	173
OPENLANE, Inc.(1)	14	214
Oshkosh Corp.	22	2,373
Parker-Hannifin Corp.(2)	0	50
Paychex, Inc.	3	369
Paylocity Holding Corp.(1)	1	222
Pentair Plc	1	52
Planet Labs PBC(1)	99	245
Quanex Building Products Corp.	2	74
Quanta Services, Inc.	17	3,730
RB Global, Inc.	9	591
RBC Bearings, Inc.(1)	15	4,241
Regal Rexnord Corp.	15	2,202
Republic Services, Inc.—Class A	41	6,773
Resideo Technologies, Inc.(1)	13	253
Resources Connection, Inc.	1	12
Robert Half, Inc.	35	3,087
Rocket Lab USA, Inc.(1)	40	222

Rockwell Automation, Inc.(2)	0	142
Rollins, Inc.	38	1,656
Rush Enterprises, Inc.—Class A	1	35
RXO, Inc.(1)	23	541
Saia, Inc.(1)(2)	0	92
Schneider National, Inc.—Class B	2	63
Sensata Technologies Holding Plc	38	1,415
Shoals Technologies Group, Inc.—Class A(1)	12	190
Simpson Manufacturing Co., Inc.	1	125
SiteOne Landscape Supply, Inc.(1)	8	1,351
Spirit AeroSystems Holdings, Inc.—Class A(1)	71	2,260
SPX Technologies, Inc.(1)	2	166
Standex International Corp.(2)	0	66
Stanley Black & Decker, Inc.	1	98
Star Bulk Carriers Corp.	82	1,754
Steelcase, Inc.—Class A	8	102
Stericycle, Inc.(1)	43	2,141
SunPower Corp.—Class A(1)	66	319
Terex Corp.	5	276
Tetra Tech, Inc.	35	5,783
Timken Co.	30	2,379
Toro Co.	41	3,980
Trane Technologies Plc	12	2,856
TransDigm Group, Inc.(2)	0	58
Uber Technologies, Inc.(1)	12	744
UFP Industries, Inc.	1	95
U-Haul Holding Co.(1)	4	318
U-Haul Holding Co.—Class B	10	686
UniFirst Corp.	2	311
United Airlines Holdings, Inc.(1)	1	55
United Rentals, Inc.(2)	0	86
Valmont Industries, Inc.	11	2,569
Verisk Analytics, Inc.—Class A	4	878
Verra Mobility Corp.—Class A(1)	8	183
Vertiv Holdings Co.—Class A	33	1,598
Vicor Corp.(1)	3	154
VSE Corp.	3	200
Watsco, Inc.	12	5,165
Watts Water Technologies, Inc.—Class A	10	2,033
Werner Enterprises, Inc.	5	211
WillScot Mobile Mini Holdings Corp.—Class A(1)	13	594

WNS Holdings Ltd.—ADR(1)	29	1,856
WW Grainger, Inc.(2)	0	86
XPO, Inc.(1)	19	1,685
Xylem, Inc.	8	886
Zurn Elkay Water Solutions Corp.	8	230

Total Industrials		225,499

Information Technology – 15.55%
ACI Worldwide, Inc.(1)	69	2,107
Advanced Energy Industries, Inc.	2	266
Akamai Technologies, Inc.(1)	3	300
Allegro MicroSystems, Inc.(1)	63	1,915
Altair Engineering, Inc.—Class A(1)	5	420
Ambarella, Inc.(1)	3	197
Amdocs Ltd.	31	2,696
Amkor Technology, Inc.	76	2,530
Amphenol Corp.—Class A	8	827
Amplitude, Inc.—Class A(1)	30	386
ANSYS, Inc.(1)	1	345
AppLovin Corp.—Class A(1)	16	630
Arista Networks, Inc.(1)	6	1,380
Arrow Electronics, Inc.(1)(2)	0	47
Aspen Technology, Inc.(1)	8	1,713
AvePoint, Inc.(1)	6	49
Avnet, Inc.	42	2,098
Axcelis Technologies, Inc.(1)	1	194
Badger Meter, Inc.	9	1,336
Belden, Inc.	22	1,698
Benchmark Electronics, Inc.	3	93
Bentley Systems, Inc.—Class B	32	1,693
Blackbaud, Inc.(1)	3	269
Box, Inc.—Class A(1)	5	135
C3.ai, Inc.—Class A(1)	12	351
Cadence Design Systems, Inc.(1)	7	2,041
Calix, Inc.(1)	49	2,139
CDW Corp.(2)	0	45
Ciena Corp.(1)	5	245
Cloudflare, Inc.—Class A(1)	18	1,463
Cognex Corp.	4	166
Coherent Corp.(1)	4	191
Cohu, Inc.(1)	7	240
CommVault Systems, Inc.(1)	27	2,161

Comtech Telecommunications Corp.	2	16
Confluent, Inc.—Class A(1)	29	682
Crane NXT Co.	18	1,042
Crowdstrike Holdings, Inc.—Class A(1)	11	2,862
CyberArk Software Ltd.(1)	6	1,341
Datadog, Inc.—Class A(1)	6	703
Diodes, Inc.(1)	5	427
DocuSign, Inc.—Class A(1)	9	554
DoubleVerify Holdings, Inc.—Class Rights(1)	35	1,298
DXC Technology Co.(1)	1	31
Dynatrace, Inc.(1)	54	2,944
Elastic NV(1)	24	2,688
Entegris, Inc.	33	4,000
Envestnet, Inc.(1)(2)	0	20
ePlus, Inc.(1)	2	161
EverCommerce, Inc.(1)	29	317
Evolv Technologies Holdings, Inc.(1)	32	150
Extreme Networks, Inc.(1)	6	100
F5, Inc.(1)	3	495
Fabrinet(1)	1	99
Fair Isaac Corp.(1)	6	6,426
Fastly, Inc.—Class A(1)	5	97
Five9, Inc.(1)	8	640
FormFactor, Inc.(1)	55	2,304
Gartner, Inc.(1)	2	897
Gen Digital, Inc.	93	2,133
Globant SA(1)	3	657
HP, Inc.	9	267
HubSpot, Inc.(1)	3	1,608
Ichor Holdings Ltd.(1)	6	211
Insight Enterprises, Inc.(1)	1	187
Itron, Inc.(1)	3	199
Jabil, Inc.	8	1,003
Juniper Networks, Inc.	8	245
Keysight Technologies, Inc.(1)	2	351
Klaviyo, Inc.—Class A(1)	24	671
Kulicke & Soffa Industries, Inc.	20	1,102
Lam Research Corp.	1	570
Lattice Semiconductor Corp.(1)	99	6,817
Littelfuse, Inc.	8	2,113
Lumentum Holdings, Inc.(1)	35	1,829

MACOM Technology Solutions Holdings, Inc.(1)	28	2,594
Manhattan Associates, Inc.(1)	15	3,141
Marvell Technology, Inc.	12	713
MaxLinear, Inc.—Class A(1)	14	324
Microchip Technology, Inc.	5	459
MicroStrategy, Inc.—Class A(1)	1	358
MKS Instruments, Inc.	19	1,960
Monday.com Ltd.(1)	6	1,174
MongoDB, Inc.—Class A(1)	5	2,055
Monolithic Power Systems, Inc.	2	1,375
nCino, Inc.(1)	4	139
NetApp, Inc.	4	328
Novanta, Inc.(1)	18	3,000
Nutanix, Inc.—Class A(1)	8	389
Okta, Inc.—Class A(1)	6	532
ON Semiconductor Corp.(1)	30	2,469
Onto Innovation, Inc.(1)	6	965
OSI Systems, Inc.(1)(2)	0	61
Palantir Technologies, Inc.—Class A(1)	23	395
Palo Alto Networks, Inc.(1)	7	2,021
Pegasystems, Inc.	1	41
Photronics, Inc.(1)	2	67
Power Integrations, Inc.	40	3,257
Procore Technologies, Inc.(1)	40	2,792
PTC, Inc.(1)	6	1,108
Pure Storage, Inc.—Class A(1)	56	1,992
Q2 Holdings, Inc.(1)	6	272
Qualys, Inc.(1)	27	5,309
Rambus, Inc.(1)	20	1,365
Rapid7, Inc.(1)	9	521
Rogers Corp.(1)	2	294
Samsara, Inc.—Class A(1)	55	1,830
Sanmina Corp.(1)	4	215
ScanSource, Inc.(1)	4	139
SentinelOne, Inc.—Class A(1)	11	293
Silicon Laboratories, Inc.(1)	1	117
Smartsheet, Inc.—Class A(1)	38	1,839
Snowflake, Inc.—Class A(1)	5	947
Splunk, Inc.(1)	2	270
Sprout Social, Inc.—Class A(1)	3	211
SPS Commerce, Inc.(1)	14	2,667

Super Micro Computer, Inc.(1)	1	362
Synaptics, Inc.(1)	24	2,692
Synopsys, Inc.(1)	7	3,401
TD SYNNEX Corp.	2	185
Teledyne Technologies, Inc.(1)	3	1,271
Tenable Holdings, Inc.(1)	5	253
Teradyne, Inc.	17	1,800
Trimble, Inc.(1)	6	296
Twilio, Inc.—Class A(1)	3	259
Tyler Technologies, Inc.(1)	6	2,357
Ubiquiti, Inc.	1	202
UiPath, Inc.—Class A(1)	58	1,442
Ultra Clean Holdings, Inc.(1)	1	42
Unity Software, Inc.(1)	5	214
Varonis Systems, Inc.—Class B(1)	7	295
Veeco Instruments, Inc.(1)	11	333
Verint Systems, Inc.(1)	11	309
Vishay Intertechnology, Inc.	3	60
Vishay Precision Group, Inc.(1)	2	69
Workday, Inc.—Class A(1)	2	598
Workiva, Inc.—Class A(1)	2	231
Xerox Holdings Corp.	12	213
Zebra Technologies Corp.—Class A(1)	4	1,106
Zoom Video Communications, Inc.—Class A(1)	9	645
Zscaler, Inc.(1)	2	336

Total Information Technology		151,592

Materials – 4.56%
AdvanSix, Inc.	1	45
Alpha Metallurgical Resources, Inc.(2)	0	56
AptarGroup, Inc.	32	3,959
Ashland, Inc.	34	2,873
ATI, Inc.(1)	55	2,502
Avery Dennison Corp.	8	1,647
Avient Corp.	7	290
Axalta Coating Systems Ltd.(1)	6	204
Balchem Corp.	4	524
Ball Corp.	27	1,575
Berry Global Group, Inc.	42	2,847
Cabot Corp.	2	135
Carpenter Technology Corp.	4	270
CF Industries Holdings, Inc.	2	188

Coeur Mining, Inc.(1)	7	22
Commercial Metals Co.	4	217
Compass Minerals International, Inc.	4	101
Constellium SE—Class A(1)	9	180
Corteva, Inc.	1	59
Crown Holdings, Inc.	4	392
Eagle Materials, Inc.	20	4,093
Ecovyst, Inc.(1)	17	162
Element Solutions, Inc.	61	1,416
Freeport-McMoRan, Inc.	75	3,185
Graphic Packaging Holding Co.	45	1,113
HB Fuller Co.	1	63
Hecla Mining Co.	11	51
Huntsman Corp.	106	2,652
Innospec, Inc.	8	928
International Flavors & Fragrances, Inc.	3	273
International Paper Co.	2	75
Ivanhoe Electric, Inc.(1)	13	136
Louisiana-Pacific Corp.	3	243
LyondellBasell Industries NV—Class A	1	59
Martin Marietta Materials, Inc.	1	511
Minerals Technologies, Inc.	1	93
MP Materials Corp.(1)	10	208
Novagold Resources, Inc.(1)	55	205
Nucor Corp.(2)	0	66
O-I Glass, Inc.(1)	5	87
Packaging Corp. of America(2)	0	22
PPG Industries, Inc.	1	191
Reliance Steel & Aluminum Co.	3	810
Royal Gold, Inc.(2)	0	42
RPM International, Inc.	22	2,456
Schnitzer Steel Industries, Inc.—Class A	2	51
Scotts Miracle-Gro Co.	3	200
Sealed Air Corp.	9	338
Silgan Holdings, Inc.	1	47
Sonoco Products Co.(2)	0	14
SSR Mining, Inc.	4	46
Steel Dynamics, Inc.	2	254
Summit Materials, Inc.—Class A(1)	6	236
TriMas Corp.	8	213
United States Lime & Minerals, Inc.	1	199

Vulcan Materials Co.	25	5,573
Westlake Corp.(2)	0	42
Worthington Steel, Inc.(1)(2)	0	13

Total Materials		44,452

Real Estate – 4.70%
Acadia Realty Trust	5	87
Agree Realty Corp.	4	269
Alexander & Baldwin, Inc.	3	61
American Assets Trust, Inc.	8	186
American Homes 4 Rent—Class A	12	441
Apartment Income REIT Corp.	57	1,996
Apartment Investment & Management Co.—Class A(1)	6	48
Apple Hospitality REIT, Inc.	12	194
Boston Properties, Inc.	47	3,307
Brixmor Property Group, Inc.	9	208
Broadstone Net Lease, Inc.—Class A	72	1,247
Camden Property Trust	7	708
CBRE Group, Inc.—Class A(1)	63	5,849
COPT Defense Properties	5	126
CoStar Group, Inc.(1)	1	109
Cousins Properties, Inc.	19	470
CubeSmart	88	4,073
DiamondRock Hospitality Co.	14	132
EastGroup Properties, Inc.(2)	0	51
Empire State Realty Trust, Inc.—Class A	12	117
Equity Commonwealth	7	143
Essential Properties Realty Trust, Inc.	2	58
Essex Property Trust, Inc.	1	172
eXp World Holdings, Inc.	12	189
Extra Space Storage, Inc.	5	822
First Industrial Realty Trust, Inc.	28	1,487
FirstService Corp.	14	2,330
Four Corners Property Trust, Inc.	6	156
FRP Holdings, Inc.(1)	1	32
Gaming & Leisure Properties, Inc.	56	2,751
Getty Realty Corp.	1	42
Gladstone Land Corp.	17	243
Global Medical REIT, Inc.	11	125
Global Net Lease, Inc.	71	711
Healthcare Realty Trust, Inc.—Class A	12	199
Howard Hughes Holdings, Inc.(1)(2)	0	31

Independence Realty Trust, Inc.	15	231
InvenTrust Properties Corp.	10	244
Jones Lang LaSalle, Inc.(1)	15	2,766
Kennedy-Wilson Holdings, Inc.	11	137
Kilroy Realty Corp.	5	196
Kite Realty Group Trust	15	344
Lamar Advertising Co.—Class A	4	449
Macerich Co.	9	135
Marcus & Millichap, Inc.	1	27
National Health Investors, Inc.	3	184
NexPoint Residential Trust, Inc.	5	178
Orion Office REIT, Inc.	27	156
Phillips Edison & Co., Inc.	2	67
Physicians Realty Trust	101	1,346
Plymouth Industrial REIT, Inc.	4	90
PotlatchDeltic Corp.	4	199
Redfin Corp.(1)	28	286
RLJ Lodging Trust	7	88
RPT Realty	20	260
Ryman Hospitality Properties, Inc.	17	1,866
Sabra Health Care REIT, Inc.	8	107
SBA Communications Corp.—Class A	2	596
Service Properties Trust	15	124
Simon Property Group, Inc.(2)	0	51
SITE Centers Corp.	5	66
SL Green Realty Corp.	7	339
STAG Industrial, Inc.	66	2,610
Star Holdings(1)	22	327
Sunstone Hotel Investors, Inc.	19	203
Tanger, Inc.	13	362
Terreno Realty Corp.	4	250
Veris Residential, Inc.	8	118
Vornado Realty Trust	9	254
Welltower, Inc.	2	179
Weyerhaeuser Co.	54	1,860

Total Real Estate		45,865

Utilities – 2.24%
AES Corp.	24	470
ALLETE, Inc.	4	248
American Electric Power Co., Inc.	40	3,270
American States Water Co.	1	113

American Water Works Co., Inc.	22	2,946
Avista Corp.	11	392
Brookfield Infrastructure Corp.—Class A	7	263
California Water Service Group	3	135
CenterPoint Energy, Inc.	29	814
Consolidated Edison, Inc.	2	160
Constellation Energy Corp.	1	104
DTE Energy Co.	2	227
Edison International	2	123
Essential Utilities, Inc.	5	174
Evergy, Inc.	5	243
FirstEnergy Corp.	94	3,454
Hawaiian Electric Industries, Inc.	15	210
IDACORP, Inc.—Class Rights	25	2,492
MGE Energy, Inc.	5	368
National Fuel Gas Co.	6	286
New Jersey Resources Corp.	6	285
NRG Energy, Inc.	5	267
ONE Gas, Inc.	6	358
Ormat Technologies, Inc.	1	90
Otter Tail Corp.	2	187
PNM Resources, Inc.	7	307
Portland General Electric Co.	55	2,386
Pure Cycle Corp.(1)	6	66
SJW Group(2)	0	14
Southwest Gas Holdings, Inc.	11	689
WEC Energy Group, Inc.(2)	0	14
Xcel Energy, Inc.	11	651
York Water Co.	1	35

Total Utilities		21,841

Total Common Stocks (Cost: $786,275)		954,370

SHORT-TERM INVESTMENTS – 2.15%
Money Market Funds – 2.15%
Goldman Sachs Financial Square Government Fund—Class I, 5.24%(3)	21,000	21,000

Total Money Market Funds (Cost: $21,000)		21,000

Total Short-Term Investments (Cost: $21,000)		21,000

TOTAL INVESTMENTS IN SECURITIES – 100.04%
(Cost: $807,275)		975,370

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.04)%		(368)

TOTAL NET ASSETS – 100.00%		$975,002

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.
(5)	Security that is restricted at December 31, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.09%
Australia – 1.96%
ALS Ltd.	482	$4,225
Ampol Ltd.	14	334
ANZ Group Holdings Ltd.	219	3,863
APA Group	72	421
Aristocrat Leisure Ltd.	270	7,503
ASX Ltd.	11	463
Atlassian Corp.—Class A(1)	492	116,996
Aurizon Holdings Ltd.	107	276
BHP Group Ltd.	1,883	64,320
BlueScope Steel Ltd.	306	4,886
Brambles Ltd.	598	5,542
CAR Group Ltd.	125	2,651
Cleanaway Waste Management Ltd.	2,204	4,041
Cochlear Ltd.	123	25,068
Coles Group Ltd.	74	808
Commonwealth Bank of Australia	92	7,020
Computershare Ltd.	30	497
CSL Ltd.	114	22,287
Dexus	62	322
EBOS Group Ltd.	9	194
Endeavour Group Ltd.	80	286
Evolution Mining Ltd.	1,803	4,850
Fortescue Metals Group Ltd.	97	1,906
Goodman Group	94	1,617
GPT Group	109	343
IDP Education Ltd.	14	198
IGO Ltd.	38	235
Insurance Australia Group Ltd.	134	518
IPH Ltd.	295	1,288
Lottery Corp. Ltd.	121	399
Macquarie Group Ltd.	21	2,592
Medibank Pvt Ltd.	151	366
Metcash Ltd.	303	722
Mineral Resources Ltd.	10	466
Mirvac Group	227	323
National Australia Bank Ltd.	178	3,712
Northern Star Resources Ltd.	64	597
Orica Ltd.	26	281
Origin Energy Ltd.	95	546

Pilbara Minerals Ltd.	817	2,194
Qantas Airways Ltd.(1)	1,971	7,220
QBE Insurance Group Ltd.	1,134	11,492
Ramsay Health Care Ltd.	10	363
REA Group Ltd.	3	359
Reece Ltd.	13	192
Rio Tinto Ltd.	21	1,961
Santos Ltd.	1,995	10,373
Scentre Group	299	608
Seek Ltd.	20	361
Sonic Healthcare Ltd.	25	555
South32 Ltd.	254	575
Stockland	139	422
Suncorp Group Ltd.	72	678
Telstra Group Ltd.	225	608
Transurban Group	173	1,613
Treasury Wine Estates Ltd.	44	326
Vicinity Ltd.	223	309
Washington H Soul Pattinson & Co. Ltd.	13	293
Wesfarmers Ltd.	62	2,424
Westpac Banking Corp.	199	3,110
WiseTech Global Ltd.	9	469
Woodside Energy Group Ltd.	494	10,429
Woolworths Group Ltd.	67	1,703

Total Australia		351,599

Austria – 0.20%
Andritz AG	224	13,934
Erste Group Bank AG	19	786
OMV AG	9	378
Verbund AG	4	351
Voestalpine AG	6	202
Wienerberger AG	610	20,338

Total Austria		35,989

Belgium – 0.35%
Ageas SA	9	393
Anheuser-Busch InBev SA	902	58,219
D’ieteren Group	1	247
Elia Group SA	2	205
Groupe Bruxelles Lambert NV	5	419

KBC Group NV	14	916
Lotus Bakeries NV(2)	0	191
Sofina SA	1	204
Syensqo SA(1)	4	442
UCB SA	7	617
Umicore SA	12	328
Warehouses de Pauw CVA	10	313

Total Belgium		62,494

Bermuda – 0.46%
Arch Capital Group Ltd.(1)	907	67,386
Hiscox Ltd.	1,089	14,630

Total Bermuda		82,016

Brazil – 0.69%
Ambev SA	14,799	41,592
B3 SA—Brasil Bolsa Balcao	1,778	5,318
Banco do Brasil SA	1,221	13,918
Localiza Rent a Car SA	366	4,798
PRIO SA/Brazil	216	2,044
Raia Drogasil SA	9,353	56,617

Total Brazil		124,287

Canada – 2.74%
Canadian Natural Resources Ltd.	799	52,356
Canadian Pacific Kansas City Ltd.	2,322	183,607
First Quantum Minerals Ltd.	134	1,094
Magna International, Inc.	905	53,457
Shopify, Inc.—Class A(1)	1,048	81,669
Thomson Reuters Corp.	405	59,155
Waste Connections, Inc.	409	61,092

Total Canada		492,430

Chile – 0.00%(3)
Antofagasta Plc	23	489
Embotelladora Andina SA—Class B	115	286

Total Chile		775

China – 1.24%
Alibaba Group Holding Ltd.	9,897	95,333
Baidu, Inc.—ADR(1)	46	5,428
Baidu, Inc.—Class A(1)	1,656	24,645
China Merchants Bank Co. Ltd.—Class H	2,936	10,213
Contemporary Amperex Technology Co. Ltd.—Class A	800	18,341
Haier Smart Home Co. Ltd.—Class H	6,760	19,093

Li Ning Co. Ltd.	5,341	14,332
Ping An Insurance Group Co. of China Ltd.—Class H	4,891	22,144
Shenzhou International Group Holdings Ltd.	313	3,210
Vipshop Holdings Ltd.—ADR(1)	201	3,567
Weichai Power Co. Ltd.—Class H	585	977
Yum China Holdings, Inc.	94	3,973
Zhongsheng Group Holdings Ltd.	1,056	2,528

Total China		223,784

Denmark – 2.76%
AP Moller—Maersk—Class A(2)	0	314
AP Moller—Maersk—Class B(2)	0	493
Carlsberg AS—Class B	153	19,149
Chr Hansen Holding	6	498
Coloplast—Class B	280	31,965
Danske Bank	1,363	36,435
Demant(1)	410	17,990
DSV	196	34,477
Genmab(1)	4	1,157
GN Store Nord AS(1)	264	6,707
Novo Nordisk—Class B	2,842	294,554
Novozymes—Class B	11	618
Orsted AS(4)	11	592
Pandora	5	653
ROCKWOOL—Class B	1	158
Tryg	20	429
Vestas Wind Systems(1)	1,570	49,680

Total Denmark		495,869

Finland – 0.56%
Elisa OYJ	8	364
Fortum OYJ	26	375
Kesko OYJ—Class B	15	305
Kone OYJ—Class B	19	960
Mandatum OYJ(1)	180	808
Metso OYJ	36	371
Neste OYJ	24	848
Nokia OYJ	16,086	54,788
Nordea Bank Abp	181	2,242
Orion OYJ—Class B	6	256
Sampo OYJ—Class A	644	28,237

Stora Enso OYJ—Class R	33	452
UPM-Kymmene OYJ	30	1,136
Wartsila OYJ Abp	667	9,693

Total Finland		100,835

France – 9.62%
Accor SA	1,041	39,834
Aeroports de Paris SA	2	251
Air Liquide SA	308	60,051
Airbus SE	33	5,032
Alstom SA	15	209
Alten SA	60	8,921
Amundi SA(4)	1,083	73,840
Arkema SA	3	386
AXA SA	102	3,345
BioMerieux	2	246
BNP Paribas SA	288	20,026
Bollore SE	44	272
Bouygues SA	4,450	167,883
Bureau Veritas SA	16	414
Capgemini SE	9	1,794
Carrefour SA	32	590
Cie de Saint-Gobain SA	1,505	111,022
Cie Generale des Etablissements Michelin SCA	2,436	87,523
Covivio	3	155
Credit Agricole SA	60	857
Danone SA	36	2,356
Dassault Aviation SA	1	212
Dassault Systemes SE	37	1,797
Edenred SE	563	33,686
Eiffage SA	4	445
Elis SA	473	9,892
Engie SA	104	1,836
EssilorLuxottica SA	115	23,148
Eurazeo SE	2	193
Gecina SA	3	316
Getlink SE	224	4,107
Hermes International SCA	2	3,698
Ipsen SA	2	250
JCDecaux SE(1)	203	4,078
Kering SA	255	113,129

Klepierre SA	12	336
La Francaise des Jeux SAEM(4)	6	215
Legrand SA	170	17,721
L’Oreal SA	155	77,020
LVMH Moet Hennessy Louis Vuitton SE	180	146,303
Orange SA	105	1,197
Pernod Ricard SA	11	1,986
Publicis Groupe SA	13	1,199
Remy Cointreau SA	343	43,708
Renault SA	11	443
Rexel SA	2,856	78,390
Safran SA	460	81,061
Sanofi SA	2,195	218,105
Sartorius Stedim Biotech	253	67,159
Schneider Electric SE	535	107,602
SEB SA	1	183
Societe Generale SA	43	1,131
Sodexo SA	5	535
SOITEC(1)	114	20,459
STMicroelectronics NV	38	1,884
Technip Energies NV	592	13,815
Teleperformance SE	359	52,569
Thales SA	6	878
TotalEnergies SE	130	8,841
Unibail-Rodamco-Westfield(1)	7	489
Veolia Environnement SA	38	1,212
Vinci SA	29	3,642
Vivendi SE	37	399
Worldline SA(1)(4)	13	233

Total France		1,730,509

Germany – 5.36%
Adidas AG	271	55,059
Allianz SE	615	164,358
BASF SE	1,601	86,191
Bayer AG	743	27,554
Bayerische Motoren Werke AG	264	29,374
Bechtle AG	5	226
Beiersdorf AG	6	829
Brenntag SE	344	31,657

Carl Zeiss Meditec AG	2	236
Commerzbank AG	60	710
Continental AG	919	78,064
Covestro AG(1)(4)	983	57,257
Daimler Truck Holding AG	1,926	72,341
Delivery Hero SE(1)(4)	10	266
Deutsche Bank AG	109	1,492
Deutsche Boerse AG	10	2,150
Deutsche Lufthansa AG(1)	35	310
Deutsche Post AG	56	2,789
Deutsche Telekom AG	184	4,421
E.ON SE	128	1,723
Evonik Industries AG	6,462	132,003
Fresenius Medical Care AG	1,476	61,704
Fresenius SE & Co. KGaA	24	739
GEA Group AG	333	13,828
Gerresheimer AG	92	9,582
Hannover Rueck SE	86	20,511
Heidelberg Materials AG	8	709
HelloFresh SE(1)	581	9,156
Henkel AG & Co. KGaA	6	421
Infineon Technologies AG	72	2,997
Knorr-Bremse AG	4	257
LEG Immobilien SE(1)	4	362
Mercedes-Benz Group AG—Class REGISTERED	46	3,145
Merck KGaA	7	1,131
MTU Aero Engines AG	3	643
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7	3,110
Nemetschek SE	415	35,825
Puma SE	6	315
Rational AG(2)	0	212
Rheinmetall AG	2	759
RWE AG	36	1,646
SAP SE	57	8,831
Scout24 SE(4)	4	292
Siemens AG	120	22,471
Siemens Energy AG(1)	29	387
Siemens Healthineers AG(4)	16	913
Stabilus SE	119	8,119
Symrise AG—Class A	7	813

Talanx AG	4	261
TUI AG(1)	554	4,314
Volkswagen AG	2	217
Vonovia SE	41	1,299
Wacker Chemie AG	1	122
Zalando SE(1)(4)	13	300

Total Germany		964,401

Hong Kong – 2.66%
AIA Group Ltd.	9,287	80,824
Ajisen China Holdings Ltd.	2,439	307
ASMPT Ltd.	125	1,194
BOC Hong Kong Holdings Ltd.	209	568
Budweiser Brewing Co. APAC Ltd.(4)	100	188
China Overseas Land & Investment Ltd.	9,180	16,195
CK Asset Holdings Ltd.	111	555
CK Hutchison Holdings Ltd.	19,964	107,256
CK Infrastructure Holdings Ltd.	36	196
CLP Holdings Ltd.	93	764
Esprit Holdings Ltd.(1)	2,603	135
ESR Group Ltd.(4)	125	172
First Pacific Co. Ltd.	2,392	953
Futu Holdings Ltd.—ADR(1)	3	177
Galaxy Entertainment Group Ltd.	8,303	46,504
Hang Lung Properties Ltd.	106	147
Hang Seng Bank Ltd.	44	513
Henderson Land Development Co. Ltd.	86	264
HKT Trust & HKT Ltd.—Class Miscella	209	250
Hong Kong & China Gas Co. Ltd.	641	491
Hong Kong Exchanges & Clearing Ltd.	1,129	38,732
Hongkong Land Holdings Ltd.	64	222
Jardine Matheson Holdings Ltd.	151	6,220
Johnson Electric Holdings Ltd.	905	1,438
Link Real Estate Investment Trust	144	811
MTR Corp. Ltd.	85	330
New World Development Co. Ltd.	83	128
Power Assets Holdings Ltd.	81	470
Prudential Plc	52	580
Prudential Plc	1,815	20,479
Sino Land Co. Ltd.	212	231

SITC International Holdings Co. Ltd.	83	143
Stella International Holdings Ltd.	954	1,126
Sun Hung Kai Properties Ltd.	84	909
Swire Pacific Ltd.—Class A	761	6,445
Swire Properties Ltd.	60	122
Techtronic Industries Co. Ltd.	5,598	66,699
WH Group Ltd.(4)	115,197	74,394
Wharf Holdings Ltd.	60	192
Wharf Real Estate Investment Co. Ltd.	91	308
Xinyi Glass Holdings Ltd.	94	106

Total Hong Kong		477,738

Hungary – 0.09%
OTP Bank Nyrt	338	15,416

Total Hungary		15,416

India – 1.48%
Axis Bank Ltd.	157	2,078
Dabur India Ltd.	334	2,237
Havells India Ltd.	145	2,392
HDFC Bank Ltd.—ADR	129	8,680
HDFC Bank Ltd.	2,864	58,599
ICICI Bank Ltd.—ADR	2,893	68,980
Infosys Ltd.—ADR	188	3,446
Jio Financial Services Ltd.(1)	1,306	3,652
MakeMyTrip Ltd.(1)	591	27,769
Marico Ltd.	363	2,386
Reliance Industries Ltd.	1,444	44,851
Tata Consultancy Services Ltd.	116	5,307
United Spirits Ltd.	2,662	35,680

Total India		266,057

Indonesia – 0.04%
Bank Central Asia Tbk PT	12,500	7,634

Total Indonesia		7,634

Ireland – 2.92%
Accenture Plc—Class A	185	64,813
AerCap Holdings NV(1)	11	839
AIB Group Plc	87	375
Bank of Ireland Group Plc	5,816	52,796
CRH Plc	39	2,675
DCC Plc	254	18,658
Experian Plc	3,591	146,495

Flutter Entertainment Plc(1)	259	45,685
ICON Plc(1)	429	121,327
Irish Continental Group Plc	1,118	5,346
James Hardie Industries Plc(1)	24	943
Kerry Group Plc—Class A	9	760
Kingspan Group Plc	9	735
Medtronic Plc	317	26,140
Ryanair Holdings Plc—ADR(1)	277	36,919
Smurfit Kappa Group Plc	15	593

Total Ireland		525,099

Isle of Man – 0.03%
Playtech Plc(1)	1,073	6,134

Total Isle of Man		6,134

Israel – 0.03%
Azrieli Group Ltd.	2	155
Bank Hapoalim BM	72	644
Bank Leumi Le-Israel BM	86	692
Check Point Software Technologies Ltd.(1)	5	790
CyberArk Software Ltd.(1)	2	503
Elbit Systems Ltd.	1	313
Global-e Online Ltd.(1)	5	211
ICL Group Ltd.	45	224
Israel Discount Bank Ltd.—Class A	67	337
Mizrahi Tefahot Bank Ltd.	9	334
Monday.com Ltd.(1)	1	242
Nice Ltd.(1)	3	692
Teva Pharmaceutical Industries Ltd.—ADR(1)	63	660
Wix.com Ltd.(1)	3	364

Total Israel		6,161

Italy – 3.35%
Amplifon SpA	381	13,215
Assicurazioni Generali SpA	58	1,230
Banco BPM SpA	68	359
Davide Campari-Milano NV	1,724	19,467
DiaSorin SpA	1	131
Enel SpA	32,625	242,723
ENI SpA	135	2,283
Ferrari NV	353	119,338
FinecoBank Banca Fineco SpA	34	518

Infrastrutture Wireless Italiane SpA(4)	18	231
Intesa Sanpaolo SpA	884	2,586
Iveco Group NV(1)	207	1,870
Leonardo SpA	16	257
Mediobanca Banca di Credito Finanziario SpA	32	400
Moncler SpA	11	692
Nexi SpA(1)(4)	33	269
Poste Italiane SpA(4)	30	341
Prysmian SpA	14	658
Recordati Industria Chimica e Farmaceutica SpA	6	310
Reply SpA	12	1,603
Snam SpA	28,968	149,039
Telecom Italia SpA(1)	528	172
Terna—Rete Elettrica Nazionale	82	684
UniCredit SpA	1,601	43,585

Total Italy		601,961

Japan – 18.71%
ABC-Mart, Inc.	379	6,615
Advantest Corp.	1,675	56,427
Aeon Co. Ltd.	36	801
AGC, Inc.	11	404
Air Water, Inc.	1,020	13,916
Aisin Corp.	8	279
Ajinomoto Co., Inc.	24	938
ANA Holdings, Inc.(1)	9	195
Asahi Group Holdings Ltd.	285	10,594
Asahi Intecc Co. Ltd.	12	241
Asahi Kasei Corp.	71	523
Astellas Pharma, Inc.	99	1,182
Azbil Corp.	6	201
Bandai Namco Holdings, Inc.	33	658
BayCurrent Consulting, Inc.	8	270
Bridgestone Corp.	862	35,594
Brother Industries Ltd.	13	209
Canon, Inc.	56	1,447
Capcom Co. Ltd.	10	313
Central Japan Railway Co.	41	1,033
Chiba Bank Ltd.	31	220
Chubu Electric Power Co., Inc.	37	473
Chugai Pharmaceutical Co. Ltd.	37	1,394

Concordia Financial Group Ltd.	58	264
Cosmos Pharmaceutical Corp.	387	44,640
Dai Nippon Printing Co. Ltd.	12	348
Daiei Kankyo Co. Ltd.	305	5,376
Daifuku Co. Ltd.	409	8,255
Dai-ichi Life Holdings, Inc.	1,019	21,622
Daiichi Sankyo Co. Ltd.	102	2,781
Daikin Industries Ltd.	15	2,352
Daito Trust Construction Co. Ltd.	4	405
Daiwa House Industry Co. Ltd.	857	25,920
Daiwa House REIT Investment Corp.(2)	0	234
Daiwa Securities Group, Inc.	77	513
Denso Corp.	104	1,558
Dentsu Group, Inc.	11	289
Disco Corp.	5	1,235
Dowa Holdings Co. Ltd.	183	6,677
East Japan Railway Co.	17	984
Eisai Co. Ltd.	14	697
ENEOS Holdings, Inc.	162	643
FANUC Corp.	52	1,538
Fast Retailing Co. Ltd.	10	2,374
Fuji Electric Co. Ltd.	7	309
Fuji Media Holdings, Inc.	977	10,841
FUJIFILM Holdings Corp.	2,191	131,288
Fujitsu Ltd.	678	102,095
Fukuoka Financial Group, Inc.	1,198	28,186
GLP J-REIT(2)	0	263
Hakuhodo DY Holdings, Inc.	395	3,019
Hamamatsu Photonics KK	8	320
Hankyu Hanshin Holdings, Inc.	13	407
Hikari Tsushin, Inc.	1	182
Hirose Electric Co. Ltd.	2	192
Hitachi Construction Machinery Co. Ltd.	6	163
Hitachi Ltd.	2,086	150,074
Honda Motor Co. Ltd.	11,564	119,285
Hoshizaki Corp.	6	219
Hoya Corp.	20	2,429
Hulic Co. Ltd.	21	223
Ibiden Co. Ltd.	6	342

Idemitsu Kosan Co. Ltd.	53	290
Iida Group Holdings Co. Ltd.	966	14,435
INFRONEER Holdings, Inc.	1,015	10,081
Inpex Corp.	1,209	16,175
Isuzu Motors Ltd.	1,028	13,179
ITOCHU Corp.	404	16,467
Japan Airlines Co. Ltd.	8	159
Japan Exchange Group, Inc.	29	602
Japan Metropolitan Fund Invest(2)	0	289
Japan Post Bank Co. Ltd.	82	830
Japan Post Holdings Co. Ltd.	1,137	10,154
Japan Post Insurance Co. Ltd.	10	185
Japan Real Estate Investment Corp.(2)	0	294
Japan Tobacco, Inc.	68	1,748
JFE Holdings, Inc.	33	503
JSR Corp.	10	279
Kajima Corp.	24	402
Kansai Electric Power Co., Inc.	41	539
Kao Corp.	2,590	106,482
Kawasaki Kisen Kaisha Ltd.	8	334
KDDI Corp.	238	7,549
KDX Realty Investment Corp.(2)	0	255
Keisei Electric Railway Co. Ltd.	8	382
Keyence Corp.	267	117,248
Kikkoman Corp.	8	458
Kintetsu Group Holdings Co. Ltd.	10	317
Kirin Holdings Co. Ltd.	2,343	34,297
Kobe Bussan Co. Ltd.	9	254
Koei Tecmo Holdings Co. Ltd.	6	73
Koito Manufacturing Co. Ltd.	11	169
Komatsu Ltd.	2,108	54,847
Konami Group Corp.	6	298
Kose Corp.	2	135
Kubota Corp.	410	6,146
Kyocera Corp.	5,988	87,192
Kyowa Kirin Co. Ltd.	15	255
Lasertec Corp.	4	1,076
LY Corp.	8,170	28,890
M3, Inc.	24	394
Makita Corp.	12	338

Marubeni Corp.	81	1,272
Marui Group Co. Ltd.	523	8,750
MatsukiyoCocokara & Co.	226	4,001
Mazda Motor Corp.	33	350
McDonald’s Holdings Co. Japan Ltd.	5	197
Medipal Holdings Corp.	453	7,325
Megmilk Snow Brand Co. Ltd.	292	4,371
MEIJI Holdings Co. Ltd.	14	325
Minebea Mitsumi, Inc.	1,951	39,929
MISUMI Group, Inc.	15	255
Mitsubishi Chemical Group Corp.	74	451
Mitsubishi Corp.	195	3,101
Mitsubishi Electric Corp.	9,248	130,810
Mitsubishi Estate Co. Ltd.	64	870
Mitsubishi HC Capital, Inc.	47	313
Mitsubishi Heavy Industries Ltd.	507	29,543
Mitsubishi Logistics Corp.	267	8,032
Mitsubishi UFJ Financial Group, Inc.	647	5,550
Mitsui & Co. Ltd.	72	2,690
Mitsui Chemicals, Inc.	10	281
Mitsui Fudosan Co. Ltd.	50	1,227
Mitsui OSK Lines Ltd.	20	627
Miura Co. Ltd.	279	5,532
Mizuho Financial Group, Inc.	137	2,345
Monotaro Co. Ltd.	13	143
MS&AD Insurance Group Holdings, Inc.	399	15,670
Murata Manufacturing Co. Ltd.	2,939	62,101
NEC Corp.	336	19,871
NET One Systems Co. Ltd.	483	8,226
Nexon Co. Ltd.	19	347
NH Foods Ltd.	311	10,558
Nidec Corp.	23	935
Nintendo Co. Ltd.	57	2,971
Nippon Building Fund, Inc.(2)	0	377
Nippon Express Holdings, Inc.	4	221
Nippon Paint Holdings Co. Ltd.	5,002	40,348
Nippon Prologis Real Estate Investment Trust, Inc.(2)	0	246
Nippon Sanso Holdings Corp.	9	251
Nippon Steel Corp.	48	1,101

Nippon Telegraph & Telephone Corp.	39,434	48,153
Nippon Television Holdings, Inc.	706	7,696
Nippon Yusen KK	27	837
Nissan Chemical Corp.	253	9,848
Nissan Motor Co. Ltd.	131	512
Nisshinbo Holdings, Inc.	842	6,820
Nissin Foods Holdings Co. Ltd.	11	377
Nitori Holdings Co. Ltd.	4	591
Nitto Denko Corp.	8	582
Nomura Holdings, Inc.	4,042	18,205
Nomura Real Estate Holdings, Inc.	6	155
Nomura Real Estate Master Fund, Inc.(2)	0	284
Nomura Research Institute Ltd.	21	619
NS Solutions Corp.	197	6,385
NSK Ltd.	612	3,305
NTT Data Group Corp.	34	481
Obayashi Corp.	1,962	16,951
Obic Co. Ltd.	4	637
Odakyu Electric Railway Co. Ltd.	18	270
Oji Holdings Corp.	1,594	6,126
Olympus Corp.	5,533	79,867
Omron Corp.	10	442
Ono Pharmaceutical Co. Ltd.	22	388
Open House Group Co. Ltd.	4	130
Oracle Corp.	101	7,806
Oriental Land Co. Ltd.	60	2,230
ORIX Corp.	66	1,243
Osaka Gas Co. Ltd.	21	443
Otsuka Corp.	6	259
Otsuka Holdings Co. Ltd.	23	860
Pan Pacific International Holdings Corp.	21	505
Panasonic Holdings Corp.	123	1,211
Penta-Ocean Construction Co. Ltd.	1,000	5,602
Persol Holdings Co. Ltd.	3,342	5,718
Rakuten Group, Inc.	82	367
Recruit Holdings Co. Ltd.	1,086	45,397
Renesas Electronics Corp.(1)	1,316	23,530
Resona Holdings, Inc.	13,779	69,852
Ricoh Co. Ltd.	31	234
Rohm Co. Ltd.	19	355

SBI Holdings, Inc.	15	342
SCSK Corp.	554	10,972
Secom Co. Ltd.	1,359	97,767
Sega Sammy Holdings, Inc.	725	10,125
Seiko Epson Corp.	16	234
Sekisui Chemical Co. Ltd.	262	3,763
Sekisui House Ltd.	35	765
Senko Group Holdings Co. Ltd.	732	5,920
Seven & i Holdings Co. Ltd.	165	6,534
SG Holdings Co. Ltd.	18	259
Sharp Corp.	14	102
Shimadzu Corp.	13	371
Shimano, Inc.	254	39,189
Shimizu Corp.	31	203
Shin-Etsu Chemical Co. Ltd.	100	4,185
Shionogi & Co. Ltd.	15	698
Ship Healthcare Holdings, Inc.	274	4,664
Shiseido Co. Ltd.	1,693	51,036
Shizuoka Financial Group, Inc.	28	237
SMC Corp.	128	68,564
SoftBank Corp.	162	2,021
SoftBank Group Corp.	58	2,564
Sompo Holdings, Inc.	17	827
Sony Group Corp.	1,842	174,322
Square Enix Holdings Co. Ltd.	5	165
Subaru Corp.	1,947	35,519
Sugi Holdings Co. Ltd.	158	7,243
Sumco Corp.	20	292
Sumitomo Bakelite Co. Ltd.	153	7,993
Sumitomo Chemical Co. Ltd.	79	193
Sumitomo Corp.	59	1,275
Sumitomo Electric Industries Ltd.	40	513
Sumitomo Metal Mining Co. Ltd.	378	11,229
Sumitomo Mitsui Financial Group, Inc.	349	16,977
Sumitomo Mitsui Trust Holdings, Inc.	1,535	29,394
Sumitomo Realty & Development Co. Ltd.	16	477
Suntory Beverage & Food Ltd.	8	256
Suzuki Motor Corp.	21	886
Sysmex Corp.	812	45,125

T&D Holdings, Inc.	857	13,610
Taiheiyo Cement Corp.	747	15,366
Taisei Corp.	251	8,585
Takeda Pharmaceutical Co. Ltd.	4,542	130,247
TBS Holdings, Inc.	438	9,297
TDK Corp.	572	27,136
Terumo Corp.	37	1,210
TIS, Inc.	12	268
Tobu Railway Co. Ltd.	12	315
Toho Co. Ltd.	6	213
Tokio Marine Holdings, Inc.	1,092	27,192
Tokyo Electric Power Co. Holdings, Inc.(1)	89	464
Tokyo Electron Ltd.	302	53,749
Tokyo Gas Co. Ltd.	20	466
Tokyu Corp.	28	341
Topcon Corp.	313	3,357
TOPPAN Holdings, Inc.	14	387
Toray Industries, Inc.	6,791	35,175
Tosoh Corp.	14	182
TOTO Ltd.	8	197
Toyo Seikan Group Holdings Ltd.	721	11,660
Toyo Suisan Kaisha Ltd.	276	14,220
Toyota Industries Corp.	1,654	134,487
Toyota Motor Corp.	593	10,864
Toyota Tsusho Corp.	12	724
Trend Micro, Inc.	8	400
Tsumura & Co.	355	6,678
Unicharm Corp.	1,199	43,354
USS Co. Ltd.	331	6,639
West Japan Railway Co.	13	529
Yakult Honsha Co. Ltd.	14	319
Yamaha Corp.	7	170
Yamaha Motor Co. Ltd.	50	448
Yamato Holdings Co. Ltd.	15	277
Yaskawa Electric Corp.	13	549
Yokogawa Electric Corp.	13	238
Zensho Holdings Co. Ltd.	5	277
ZOZO, Inc.	750	16,931

Total Japan		3,362,977

Jordan – 0.00%(3)
Hikma Pharmaceuticals Plc	9	210

Total Jordan		210

Luxembourg – 0.57%
ArcelorMittal SA	2,665	75,628
Befesa SA(4)	158	6,117
Eurofins Scientific SE	267	17,399
L’Occitane International SA	906	2,589
Tenaris SA	27	463

Total Luxembourg		102,196

Macau – 0.00%(3)
Sands China Ltd.(1)	136	398

Total Macau		398

Mexico – 0.51%
Arca Continental SAB de CV	405	4,416
Fomento Economico Mexicano SAB de CV—ADR	331	43,120
Grupo Aeroportuario del Pacifico SAB de CV—Class B	226	3,968
Grupo Financiero Banorte SAB de CV—Class O	591	5,951
Wal-Mart de Mexico SAB de CV	8,331	35,026

Total Mexico		92,481

Netherlands – 6.39%
ABN AMRO Bank NV(4)	27	404
Adyen NV(1)(4)	116	150,077
Aegon Ltd.	97	562
Akzo Nobel NV	9	776
Argenx SE(1)	3	1,235
ASM International NV	164	85,524
ASML Holding NV	238	179,319
ASML Holding NV—Class REG	104	78,614
ASR Nederland NV	9	430
BE Semiconductor Industries NV	4	640
Euronext NV(4)	5	430
EXOR NV	542	54,252
Heineken Holding NV	7	619
Heineken NV	208	21,101
IMCD NV	325	56,683
ING Groep NV	3,713	55,671
JDE Peet’s NV	7	179
Koninklijke Ahold Delhaize NV	817	23,496

Koninklijke KPN NV	7,248	24,970
Koninklijke Philips NV	9,113	213,263
NN Group NV	15	604
OCI NV	6	172
Prosus NV(1)	2,627	78,197
QIAGEN NV(1)	13	556
Randstad NV	1,473	92,435
Stellantis NV	125	2,924
Topicus.com, Inc.(1)	332	22,387
Universal Music Group NV	45	1,286
Wolters Kluwer NV	14	1,943

Total Netherlands		1,148,749

New Zealand – 0.33%
Auckland International Airport Ltd.	75	416
Fisher & Paykel Healthcare Corp. Ltd.	32	477
Fletcher Building Ltd.	1,030	3,111
Mercury NZ Ltd.	39	162
Meridian Energy Ltd.	71	249
Spark New Zealand Ltd.	103	336
Xero Ltd.(1)	710	54,156

Total New Zealand		58,907

Norway – 0.30%
Adevinta ASA—Class B(1)	16	182
Aker BP ASA	18	518
DNB Bank ASA	1,224	26,020
Equinor ASA	722	22,873
Gjensidige Forsikring ASA	11	208
Kongsberg Gruppen ASA	5	215
Mowi ASA	26	470
Norsk Hydro ASA	76	509
Orkla ASA	41	315
Salmar ASA	4	227
Schibsted ASA—Class A	47	1,354
Telenor ASA	38	438
Yara International ASA	9	323

Total Norway		53,652

Portugal – 0.33%
EDP—Energias de Portugal SA	177	891
Galp Energia SGPS SA	25	373

Jeronimo Martins SGPS SA	2,308	58,745

Total Portugal		60,009

Russia – 0.00%(3)
Severstal PAO—GDR(1)(2)(6)(7)	147	—
X5 Retail Group NV—GDR(1)(2)(6)(7)	65	—

Total Russia		—

Singapore – 1.85%
BOC Aviation Ltd.(4)	335	2,561
CapitaLand Ascendas REIT	205	470
CapitaLand Integrated Commercial Trust	300	468
Capitaland Investment Ltd.	147	351
City Developments Ltd.	32	159
DBS Group Holdings Ltd.	682	17,237
Genting Singapore Ltd.	341	258
Grab Holdings Ltd.—Class A(1)	109	368
Jardine Cycle & Carriage Ltd.	6	126
Keppel Corp. Ltd.	82	439
Mapletree Logistics Trust	196	258
Mapletree Pan Asia Commercial Trust	132	157
Oversea-Chinese Banking Corp. Ltd.	191	1,878
Sea Ltd.—ADR(1)	20	810
Seatrium Ltd.(1)	2,469	220
Sembcorp Industries Ltd.	53	211
Singapore Airlines Ltd.	85	422
Singapore Exchange Ltd.	43	316
Singapore Technologies Engineering Ltd.	87	257
Singapore Telecommunications Ltd.	39,991	74,863
United Overseas Bank Ltd.	10,692	230,773
UOL Group Ltd.	26	123
Wilmar International Ltd.	103	277

Total Singapore		333,002

South Africa – 0.08%
African Rainbow Minerals Ltd.	238	2,602
Bid Corp. Ltd.	170	3,970
Capitec Bank Holdings Ltd.	34	3,739
Naspers Ltd.—Class N	28	4,804

Total South Africa		15,115

South Korea – 0.24%
Hana Financial Group, Inc.	127	4,254

Hankook Tire & Technology Co. Ltd.(1)	97	3,423
Hyundai Motor Co.	11	1,808
Samsung Electronics Co. Ltd.	241	14,604
Shinhan Financial Group Co. Ltd.	594	18,407

Total South Korea		42,496

Spain – 1.65%
Acciona SA	1	205
Acerinox SA	382	4,499
ACS Actividades de Construccion y Servicios SA	13	559
Aena SME SA(4)	4	766
Amadeus IT Group SA	25	1,778
Banco Bilbao Vizcaya Argentaria SA	339	3,087
Banco Santander SA	38,937	162,862
CaixaBank SA	19,317	79,553
Cellnex Telecom SA(4)	31	1,223
Corp. ACCIONA Energias Renovables SA	3	106
EDP Renovaveis SA	17	352
Enagas SA	9	149
Endesa SA	19	380
Ferrovial SE	29	1,049
Fluidra SA	946	19,721
Gestamp Automocion SA(4)	902	3,493
Grifols SA(1)	17	294
Iberdrola SA	344	4,508
Industria de Diseno Textil SA	60	2,615
Naturgy Energy Group SA	8	233
Redeia Corp. SA	18	294
Repsol SA	73	1,090
Telefonica SA	282	1,103
Viscofan SA	118	6,997

Total Spain		296,916

Sweden – 2.82%
Alfa Laval AB	238	9,543
Assa Abloy AB—Class B	1,237	35,698
Atlas Copco AB—Class A	8,961	154,583
Atlas Copco AB—Class B	86	1,275
Beijer Ref AB—Class B	22	298
Boliden AB	15	483

Epiroc AB—Class A	2,297	46,273
Epiroc AB—Class B	22	392
EQT AB	20	552
Essity AB—Class B	33	829
Evolution AB(4)	640	76,403
Fastighets AB Balder—Class B(1)	37	261
Getinge AB—Class B	68	1,507
H & M Hennes & Mauritz AB—Class B	36	626
Hexagon AB—Class B	114	1,371
Holmen AB—Class B	5	203
Husqvarna AB—Class B	19	157
Industrivarden AB—Class A	7	224
Industrivarden AB—Class C	8	267
Indutrade AB	15	393
Investment AB Latour—Class B	8	217
Investor AB—Class B	3,388	78,550
L E Lundbergforetagen AB—Class B	4	220
Lifco AB—Class B	13	311
MIPS AB	34	1,240
Nibe Industrier AB—Class B	85	596
Saab AB—Class B	5	274
Sagax AB—Class B	11	306
Sandvik AB	855	18,568
Securitas AB—Class B	28	278
Skandinaviska Enskilda Banken AB—Class A	90	1,238
Skanska AB—Class B	19	349
SKF AB—Class B	20	410
Spotify Technology SA(1)	246	46,318
Svenska Cellulosa AB SCA—Class B	34	512
Svenska Handelsbanken AB—Class A	1,896	20,609
Swedbank AB	48	978
Swedish Orphan Biovitrum AB(1)	10	273
Tele2 AB—Class B	30	258
Telefonaktiebolaget LM Ericsson—Class B	165	1,040
Telia Co. AB	144	366
Viaplay Group AB—Class B(1)	333	172
Volvo AB—Class A	11	296
Volvo AB—Class B	86	2,234
Volvo Car AB—Class B(1)	30	99

Total Sweden		507,050

Switzerland – 4.41%
ABB Ltd.	355	15,779
Adecco Group AG	9	443
Alcon, Inc.	27	2,148
Avolta AG(1)	5	215
Bachem Holding AG—Class B	2	139
Baloise Holding AG	3	418
Banque Cantonale Vaudoise	2	224
Barry Callebaut AG(2)	0	333
BKW AG	1	215
Chocoladefabriken Lindt & Spruengli AG(2)	0	636
Chocoladefabriken Lindt & Spruengli AG—REG(2)	0	728
Cie Financiere Richemont SA	35	4,891
Cie Financiere Richemont SA	821	113,443
Clariant AG(1)	11	169
Coca-Cola HBC AG(1)	13	387
DSM-Firmenich AG	10	1,067
EMS-Chemie Holding AG(2)	0	353
Geberit AG	58	37,466
Givaudan SA	1	2,102
Glencore Plc	8,952	53,809
Helvetia Holding AG	2	293
Holcim AG(1)	280	21,997
Julius Baer Group Ltd.	805	45,176
Kuehne & Nagel International AG	3	1,058
Logitech International SA	9	859
Lonza Group AG	65	27,359
Nestle SA	725	84,073
Novartis AG	1,499	151,445
Partners Group Holding AG	1	1,803
Roche Holding AG	2	537
Roche Holding AG	257	74,771
Sandoz Group AG(1)	23	743
Schindler Holding AG	1	315
Schindler Holding AG	2	560
SGS SA	8	718
SIG Group AG(1)	17	399
Sika AG	8	2,692
Sonova Holding AG	29	9,638

Straumann Holding AG	6	991
Swatch Group AG—BR	2	448
Swatch Group AG—REG	3	162
Swiss Life Holding AG	2	1,165
Swiss Prime Site AG	4	473
Swiss Re AG	17	1,883
Swisscom AG	1	879
Temenos AG	4	327
UBS Group AG	3,944	122,496
VAT Group AG(4)	1	745
Zurich Insurance Group AG	8	4,316

Total Switzerland		793,286

Taiwan – 1.87%
Advantech Co. Ltd.	403	4,873
Chailease Holding Co. Ltd.	338	2,127
Delta Electronics, Inc.	435	4,436
Hon Hai Precision Industry Co. Ltd.	14,607	49,698
MediaTek, Inc.	90	2,972
Taiwan Semiconductor Manufacturing Co. Ltd.	6,296	120,701
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR	1,450	150,775

Total Taiwan		335,582

Thailand – 0.02%
Thai Beverage PCL	7,329	2,914

Total Thailand		2,914

United Kingdom – 18.24%
3i Group Plc	2,082	64,072
Abrdn Plc	111	252
Admiral Group Plc	315	10,761
Anglo American Plc	73	1,816
Ashtead Group Plc	711	49,437
Associated British Foods Plc	19	586
AstraZeneca Plc	620	83,570
Auto Trader Group Plc(4)	10,374	95,302
Aviva Plc	3,324	18,391
BAE Systems Plc	8,693	123,041
Barclays Plc	29,971	58,685
Barratt Developments Plc	1,493	10,693
Berkeley Group Holdings Plc	6	358

BP Plc	36,851	218,459
British American Tobacco Plc	121	3,529
BT Group Plc—Class A	365	574
Bunzl Plc	704	28,593
Burberry Group Plc	1,314	23,708
Capita Plc(1)	7,880	2,210
Centrica Plc	313	561
Close Brothers Group Plc	601	6,075
CNH Industrial NV	2,532	31,047
Coca-Cola Europacific Partners Plc	191	12,767
Compass Group Plc	3,523	96,404
ConvaTec Group Plc(4)	5,962	18,554
Croda International Plc	8	500
Diageo Plc	1,374	49,852
Dowlais Group Plc	153	208
DS Smith Plc	2,337	9,145
easyJet Plc(1)	2,342	15,195
Endeavour Mining Plc	11	241
Entain Plc	1,970	24,844
Ferguson Plc	433	83,006
Future Plc	616	6,244
Games Workshop Group Plc	356	44,691
GSK Plc	8,210	151,641
Haleon Plc	304	1,246
Halma Plc	21	614
Hargreaves Lansdown Plc	3,021	28,239
Hays Plc	857	1,193
HSBC Holdings Plc	684	5,507
HSBC Holdings Plc	8,112	65,626
IG Group Holdings Plc	368	3,583
Imperial Brands Plc	6,540	150,592
Inchcape Plc	942	8,578
Informa Plc	76	756
InterContinental Hotels Group Plc	194	17,475
International Personal Finance Plc	1,695	2,571
Intertek Group Plc	1,063	57,563
ITV Plc	9,124	7,343
J Sainsbury Plc	14,661	56,524
JD Sports Fashion Plc	140	296
John Wood Group Plc(1)	2,790	6,098

Jupiter Fund Management Plc	2,403	2,858
Kingfisher Plc	23,574	73,042
Land Securities Group Plc	41	368
Legal & General Group Plc	337	1,078
Lloyds Banking Group Plc	296,139	179,619
London Stock Exchange Group Plc	23	2,705
M&G Plc	129	365
Melrose Industries Plc	164	1,184
Mondi Plc	27	537
National Grid Plc	208	2,802
NatWest Group Plc	10,892	30,339
Next Plc	7	684
Ocado Group Plc(1)	36	350
Pagegroup Plc	2,413	14,986
Pearson Plc	37	458
Persimmon Plc	18	321
Pets at Home Group Plc	1,733	7,027
Phoenix Group Holdings Plc	43	294
Rathbones Group Plc	285	6,323
Reckitt Benckiser Group Plc	1,208	83,386
RELX Plc	1,313	52,103
Rentokil Initial Plc	139	781
Rightmove Plc	10,598	77,909
Rio Tinto Plc	107	7,973
Rolls-Royce Holdings Plc(1)	10,365	39,535
Rotork Plc	2,775	11,422
RWS Holdings Plc	356	1,138
Sage Group Plc	58	863
Schroders Plc	46	251
Segro Plc	66	746
Serco Group Plc	7,106	14,642
Severn Trent Plc	15	493
Shell Plc	2,739	90,107
Shell Plc	4,461	146,015
Smith & Nephew Plc	75	1,031
Smiths Group Plc	20	442
Spirax-Sarco Engineering Plc	4	530
SSE Plc	4,769	112,587
SSP Group Plc(1)	7,502	22,436

St James’s Place Plc	271	2,357
Standard Chartered Plc	6,950	58,976
Taylor Wimpey Plc	503	942
Tesco Plc	45,513	168,614
Trainline Plc(1)(4)	7,231	29,659
Travis Perkins Plc	3,071	32,362
Unilever Plc	139	6,713
United Utilities Group Plc	38	520
Vanquis Banking Group Plc	869	1,431
Vodafone Group Plc	9,728	8,496
Weir Group Plc	1,985	47,687
WH Smith Plc	479	8,130
Whitbread Plc	11	501
Wise Plc—Class A(1)	3,997	44,455
WPP Plc	12,607	120,425

Total United Kingdom		3,279,814

United States – 2.08%
Aon Plc—Class A	283	82,402
BeiGene Ltd.(1)	1,562	21,783
Coupang, Inc.—Class A(1)	1,279	20,706
EPAM Systems, Inc.(1)	149	44,324
Linde Plc	139	57,023
Mettler-Toledo International, Inc.(1)	56	67,922
Newmont Corp.	54	2,238
Samsonite International SA(1)(4)	1,586	5,231
Southern Copper Corp.	60	5,207
STERIS Plc	304	66,727

Total United States		373,563

Uruguay – 1.15%
MercadoLibre, Inc.(1)	131	206,653

Total Uruguay		206,653

Total Common Stocks (Cost: $15,264,664)		17,637,158

PREFERRED STOCKS – 0.21%
Germany – 0.21%
Bayerische Motoren Werke AG	3	331
Dr Ing hc F Porsche AG(4)	6	545
Henkel AG & Co. KGaA	10	768
Porsche Automobil Holding SE	8	423
Sartorius AG	1	531

Volkswagen AG		284	35,028
Total Germany			37,626

Total Preferred Stocks (Cost: $54,185)			37,626

RIGHTS – 0.00%(3)
Brazil – 0.00%(3)
Localiza Rent a Car SA, expires 02/05/2024(1)		1	5

Total Brazil			5

Total Rights (Cost: $0)			5

SHORT-TERM INVESTMENTS – 1.48%
Money Market Funds – 1.30%
Goldman Sachs Financial Square Government Fund—Class I, 5.24%(5)		235,166	235,166

Total Money Market Funds (Cost: $235,166)			235,166

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.18%
ANZ, Hong Kong, 3.02% due 01/02/2024	AUD	94	64
ANZ, Hong Kong, 3.31% due 01/03/2024	NZD	27	17
ANZ, London, 3.02% due 01/02/2024	AUD	301	205
BNP Paribas, Paris, 0.55% due 01/03/2024	CHF	199	236
BNP Paribas, Paris, 6.29% due 01/02/2024(2)	ZAR	6	0
Brown Brothers Harriman, 2.38% due 01/02/2024	DKK	388	57
Citibank, London, 2.96% due 01/02/2024	EUR	644	711
Citibank, New York, 4.83% due 01/02/2024		$2,806	2,806
HSBC, Hong Kong, 4.50% due 01/02/2024	HKD	302	39
HSBC, Singapore, 2.70% due 01/02/2024	SGD	84	63
Nordea Bank, Oslo, 3.44% due 01/02/2024	NOK	177	17
Royal Bank of Canada, London, 2.96% due 01/02/2024	EUR	703	776
Royal Bank of Canada, London, 4.41% due 01/02/2024	GBP	5,940	7,573
Royal Bank of Canada, Toronto, 4.04% due 01/02/2024(2)	CAD	0	0
Royal Bank of Canada, Toronto, 4.83% due 01/02/2024		$677	677
Skandinaviska Enskilda Banken AB, Stockholm, -1.49% due 01/02/2024	SEK	653	65
Sumitomo, Tokyo, -0.34% due 01/04/2024	JPY	2,606,582	18,487

Total Time Deposits (Cost: $31,793)			31,793

Total Short-Term Investments (Cost: $266,959)			266,959

TOTAL INVESTMENTS IN SECURITIES – 99.78%
(Cost: $15,585,808)			17,941,748
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.22%			39,916

TOTAL NET ASSETS – 100.00%			$17,981,664

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

ZAR	South African Rand

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Amount calculated is less than 0.005%.

(4)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $601,013, which represents 3.34% of total net assets.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

(7)	Security that is restricted at December 31, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
31	Euro Stoxx 50 Future	Mar. 2024	EUR	1,414	$1,555	$(7)
11	FTSE 100 INDEX Future	Mar. 2024	GBP	834	1,087	25
5	TOPIX INDEX Future	Mar. 2024	JPY	117,257	839	7

						$25

COMMON STOCKS	Percentages of Net Assets
Communication Services	3.58%
Consumer Discretionary	13.50
Consumer Staples	9.01
Energy	3.61
Financials	16.83
Healthcare	12.06
Industrials	20.41
Information Technology	10.91
Materials	4.84
Real Estate	0.39
Utilities	2.95

Total Common Stocks	98.09

PREFERRED STOCKS
Consumer Discretionary	0.21
Consumer Staples	0.00	(1)
Healthcare	0.00	(1)

Total Preferred Stocks	0.21

RIGHTS
Industrials	0.00	(1)

Total Rights	0.00	(1)

SHORT-TERM INVESTMENTS	1.48

TOTAL INVESTMENTS	99.78
OTHER ASSETS IN EXCESS OF LIABILITIES	0.22

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

December 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.60%
Australia – 3.25%
Ampol Ltd.	9	$221
ANZ Group Holdings Ltd.	180	3,174
APA Group	93	540
BHP Group Ltd.	67	2,284
BHP Group Ltd.	87	2,984
Brambles Ltd.	30	279
Challenger Ltd.	105	465
Cochlear Ltd.	35	7,077
Coles Group Ltd.	76	835
Commonwealth Bank of Australia	25	1,931
Computershare Ltd.	5	82
CSL Ltd.	48	9,328
Dexus Property Group	31	161
Goodman Group	19	319
IGO Ltd.	91	560
Macquarie Group Ltd.	15	1,845
Medibank Pvt Ltd.	57	138
Mineral Resources Ltd.	4	171
National Australia Bank Ltd.	30	627
Northern Star Resources Ltd.	11	99
Pilbara Minerals Ltd.	559	1,499
Qantas Airways Ltd.(1)	75	276
REA Group Ltd.(2)	0	41
Rio Tinto Ltd.	10	955
Scentre Group	682	1,389
Seek Ltd.	7	135
Sonic Healthcare Ltd.	30	656
South32 Ltd.	513	1,161
Telstra Group Ltd.	87	235
Washington H Soul Pattinson & Co. Ltd.	4	79
Wesfarmers Ltd.	15	595
Westpac Banking Corp.	83	1,292
Woodside Energy Group Ltd.	9	187
Worley Ltd.	165	1,968

Total Australia		43,588

Austria – 0.18%
Erste Group Bank AG	26	1,041
OMV AG	1	44
Verbund AG	14	1,321

Total Austria		2,406

Belgium – 0.27%
Anheuser-Busch InBev SA	10	670
D’ieteren Group	4	814
Groupe Bruxelles Lambert NV	8	603
KBC Group NV	1	80
Umicore SA	54	1,498

Total Belgium		3,665

Brazil – 0.65%
Ambev SA—ADR	1,970	5,515
Banco do Brasil SA	206	2,347
XP, Inc.—Class A	33	862

Total Brazil		8,724

Canada – 3.37%
Alimentation Couche-Tard, Inc.	199	11,695
Brookfield Corp.	62	2,477
Canadian National Railway Co.	87	10,967
Definity Financial Corp.	30	858
Element Fleet Management Corp.	180	2,927
Magna International, Inc.	148	8,722
National Bank of Canada	56	4,236
Sun Life Financial, Inc.	65	3,362

Total Canada		45,244

Chile – 0.15%
Antofagasta Plc	92	1,963

Total Chile		1,963

China – 1.11%
Alibaba Group Holding Ltd.—ADR	3	199
Alibaba Group Holding Ltd.	674	6,488
China Merchants Bank Co. Ltd.—Class H	337	1,171
Haier Smart Home Co. Ltd.—Class H	1,038	2,931
PICC Property & Casualty Co. Ltd.—Class H	930	1,107
Ping An Insurance Group Co. of China Ltd.—Class H	98	441
Tencent Holdings Ltd.	11	400
Trip.com Group Ltd.—ADR(1)	58	2,085

Total China		14,822

Denmark – 3.06%
AP Moller—Maersk—Class B(2)	0	223

Carlsberg AS—Class B(2)	0	52
CHR Hansen Holding	31	2,605
Coloplast—Class B	56	6,361
Danske Bank	187	4,995
DSV	2	296
Genmab(1)	1	455
Novo Nordisk—Class B	240	24,890
Tryg	36	783
Vestas Wind Systems(1)	14	428

Total Denmark		41,088

Finland – 1.55%
Fortum OYJ	3	46
Kesko OYJ—Class B	29	573
Kone OYJ—Class B	163	8,170
Mandatum OYJ(1)	54	243
Neste OYJ	32	1,134
Nokia OYJ	1,537	5,236
Nordea Bank Abp—Class A	63	786
Sampo OYJ—Class A	59	2,592
Stora Enso OYJ—Class R	90	1,247
UPM-Kymmene OYJ	19	704

Total Finland		20,731

France – 13.35%
Accor SA	187	7,162
Air Liquide SA	76	14,748
Airbus SE	6	906
Amundi SA(3)	140	9,580
AXA SA	168	5,490
BNP Paribas SA	46	3,163
Bouygues SA	88	3,320
Bureau Veritas SA	72	1,816
Capgemini SE	1	180
Carrefour SA	31	566
Cie de Saint-Gobain SA	3	186
Cie Generale des Etablissements Michelin SCA	295	10,585
Covivio	6	338
Credit Agricole SA	25	352
Danone SA	14	882
Dassault Systemes SE	180	8,789

Eiffage SA(2)	0	25
Engie SA	240	4,226
EssilorLuxottica SA	19	3,852
Eurazeo SE	4	286
Gecina SA	1	109
Hermes International SCA	3	6,948
Ipsen SA	4	511
Kering SA	5	2,166
La Francaise des Jeux SAEM(3)	8	279
Legrand SA	26	2,757
L’Oreal SA	30	14,981
LVMH Moet Hennessy Louis Vuitton SE	17	13,469
Orange SA	18	201
Pernod Ricard SA	9	1,581
Publicis Groupe SA	29	2,654
Remy Cointreau SA	3	351
Renault SA	2	98
Rexel SA	389	10,685
Safran SA	20	3,530
Sanofi SA	166	16,509
Schneider Electric SE	4	821
SCOR SE	13	385
Societe Generale SA	13	354
STMicroelectronics NV	8	410
Teleperformance SE	51	7,419
TotalEnergies SE	220	14,939
Veolia Environnement SA	4	134
Vinci SA	7	903
Vivendi SE	47	500

Total France		179,146

Germany – 8.85%
Adidas AG	41	8,369
Allianz SE	3	898
BASF SE	217	11,663
Bayer AG	122	4,521
Bayerische Motoren Werke AG	5	529
Beiersdorf AG	1	202
Carl Zeiss Meditec AG	8	865
Covestro AG(1)(3)	237	13,806

Daimler Truck Holding AG	268	10,086
Deutsche Bank AG	22	304
Deutsche Boerse AG	2	393
Deutsche Post AG	15	722
Deutsche Telekom AG	29	698
E.ON SE	23	305
Evonik Industries AG	142	2,901
Evotec SE(1)	30	695
Fresenius Medical Care AG	132	5,536
Fresenius SE & Co. KGaA	56	1,727
Hannover Rueck SE	1	148
Infineon Technologies AG	20	816
KION Group AG	33	1,403
Mercedes-Benz Group AG—Class REGISTERED	5	315
Merck KGaA	44	6,962
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14	6,003
Nemetschek SE	7	633
RWE AG	10	475
SAP SE	114	17,518
Siemens AG	67	12,651
Siemens Healthineers AG(3)	64	3,705
Symrise AG—Class A	6	636
Telefonica Deutschland Holding AG	245	637
Volkswagen AG	3	445
Vonovia SE	13	394
Zalando SE(1)(3)	72	1,699

Total Germany		118,660

Hong Kong – 2.90%
AIA Group Ltd.	1,503	13,080
Beijing Enterprises Holdings Ltd.	113	393
BOC Hong Kong Holdings Ltd.	213	579
Budweiser Brewing Co. APAC Ltd.(3)	220	411
China Overseas Land & Investment Ltd.	904	1,594
CK Hutchison Holdings Ltd.	76	406
CLP Holdings Ltd.	684	5,651
ESR Group Ltd.(3)	236	326
Galaxy Entertainment Group Ltd.	976	5,466
Hong Kong Exchanges & Clearing Ltd.	13	453
Jardine Matheson Holdings Ltd.	51	2,103
Link Real Estate Investment Trust	122	683

MTR Corp. Ltd.	214	829
Power Assets Holdings Ltd.	50	290
Prudential Plc	585	6,601
Sun Hung Kai Properties Ltd.	4	43

Total Hong Kong		38,908

Hungary – 0.14%
OTP Bank Nyrt	41	1,876

Total Hungary		1,876

Ireland – 1.54%
AerCap Holdings NV(1)	1	85
Bank of Ireland Group Plc	354	3,213
CRH Plc	12	793
DCC Plc	36	2,614
Experian Plc	256	10,445
Flutter Entertainment Plc(1)	2	270
James Hardie Industries Plc(1)	5	209
Medtronic Plc	36	2,980

Total Ireland		20,609

Israel – 0.17%
Bank Leumi Le-Israel BM	110	887
Check Point Software Technologies Ltd.(1)	8	1,277
Wix.com Ltd.(1)	1	64

Total Israel		2,228

Italy – 1.76%
Assicurazioni Generali SpA	16	334
Enel SpA	1,280	9,521
ENI SpA	23	398
Ferrari NV	15	5,050
FinecoBank Banca Fineco SpA	26	384
Intesa Sanpaolo SpA	468	1,369
Moncler SpA	30	1,825
Nexi SpA(1)(3)	37	300
Poste Italiane SpA(3)	3	37
Prysmian SpA	70	3,199
Recordati SpA	5	262
Snam SpA	18	95
Terna—Rete Elettrica Nazionale	38	314
UniCredit SpA	18	492

Total Italy		23,580

Japan – 18.19%
Advantest Corp.	5	162
Aeon Co. Ltd.	10	221
Aisin Corp.	7	227
Ajinomoto Co., Inc.	5	185
ANA Holdings, Inc.(1)	14	295
Asahi Kasei Corp.	177	1,308
Astellas Pharma, Inc.	290	3,450
Azbil Corp.	3	82
Bandai Namco Holdings, Inc.	14	276
BayCurrent Consulting, Inc.	7	242
Bridgestone Corp.	38	1,565
Brother Industries Ltd.	15	237
Canon, Inc.	14	354
Central Japan Railway Co.	70	1,779
Chugai Pharmaceutical Co. Ltd.	8	302
CyberAgent, Inc.	170	1,062
Daifuku Co. Ltd.	13	260
Dai-ichi Life Holdings, Inc.	18	384
Daiichi Sankyo Co. Ltd.	17	474
Daikin Industries Ltd.	60	9,652
Denso Corp.	142	2,138
Disco Corp.	3	741
East Japan Railway Co.	4	224
Eisai Co. Ltd.	2	85
Electric Power Development Co. Ltd.	70	1,132
ENEOS Holdings, Inc.	54	215
FANUC Corp.	213	6,254
Fast Retailing Co. Ltd.	2	371
FUJIFILM Holdings Corp.	4	240
Fujitsu Ltd.	4	587
Fukuoka Financial Group, Inc.	127	2,975
Hamamatsu Photonics KK	7	267
Hankyu Hanshin Holdings, Inc.	1	22
Hikari Tsushin, Inc.	1	99
Hitachi Ltd.	11	813
Honda Motor Co. Ltd.	314	3,234
Hoya Corp.	78	9,677
Ibiden Co. Ltd.	2	99
Iida Group Holdings Co. Ltd.	87	1,292

Inpex Corp.	8	102
Isuzu Motors Ltd.	310	3,977
ITOCHU Corp.	12	469
Japan Post Bank Co. Ltd.	5	47
Japan Post Holdings Co. Ltd.	15	134
Japan Tobacco, Inc.	27	708
JFE Holdings, Inc.	30	456
Kao Corp.	14	580
KDDI Corp.	13	412
Keyence Corp.	26	11,291
Kirin Holdings Co. Ltd.	107	1,572
Koei Tecmo Holdings Co. Ltd.	42	478
Komatsu Ltd.	317	8,257
Kubota Corp.	24	356
Lasertec Corp.	2	551
LY Corp.	310	1,097
M3, Inc.	25	408
Makita Corp.	12	338
Marubeni Corp.	7	105
McDonald’s Holdings Co. Japan Ltd.	1	43
Minebea Co. Ltd.	237	4,859
MISUMI Group, Inc.	341	5,762
Mitsubishi Corp.	178	2,839
Mitsubishi Electric Corp.	217	3,066
Mitsubishi HC Capital, Inc.	193	1,294
Mitsubishi UFJ Financial Group, Inc.	418	3,590
Mitsui & Co. Ltd.	67	2,499
Mitsui Fudosan Co. Ltd.	123	3,000
Mizuho Financial Group, Inc.	9	147
MS&AD Insurance Group Holdings, Inc.	40	1,588
Murata Manufacturing Co. Ltd.	509	10,750
Nidec Corp.	14	572
Nintendo Co. Ltd.	17	874
Nippon Building Fund, Inc.(2)	0	416
Nippon Telegraph & Telephone Corp.	5,369	6,556
Nissan Motor Co. Ltd.	55	215
Nomura Research Institute Ltd.	9	267
NTT Data Group Corp.	199	2,813
Oji Holdings Corp.	43	167

Olympus Corp.	231	3,334
Omron Corp.	12	577
Ono Pharmaceutical Co. Ltd.	13	229
Oracle Corp.	6	462
Oriental Land Co. Ltd.	13	483
ORIX Corp.	25	462
Otsuka Holdings Co. Ltd.	47	1,773
Panasonic Holdings Corp.	198	1,948
Rakuten Group, Inc.	97	434
Recruit Holdings Co. Ltd.	56	2,329
Renesas Electronics Corp.(1)	99	1,768
Resona Holdings, Inc.	964	4,885
Ricoh Co. Ltd.	8	61
Secom Co. Ltd.	9	655
Seiko Epson Corp.	2	31
Seven & i Holdings Co. Ltd.	63	2,503
SG Holdings Co. Ltd.	6	82
Sharp Corp.	44	310
Shin-Etsu Chemical Co. Ltd.	348	14,568
Shionogi & Co. Ltd.	8	385
Shiseido Co. Ltd.	10	313
SMC Corp.—ADR	30	809
SMC Corp.	18	9,575
Softbank Corp.	74	927
SoftBank Group Corp.	11	468
Sony Group Corp.	56	5,281
Stanley Electric Co. Ltd.	37	689
Subaru Corp.	232	4,228
Sumitomo Corp.	113	2,461
Sumitomo Metal Mining Co. Ltd.	5	134
Sumitomo Mitsui Financial Group, Inc.	57	2,783
Sumitomo Mitsui Trust Holdings, Inc.	60	1,149
Suzuki Motor Corp.	29	1,244
Sysmex Corp.	122	6,760
T&D Holdings, Inc.	113	1,788
Takeda Pharmaceutical Co. Ltd.	170	4,870
TDK Corp.	19	892
TechnoPro Holdings, Inc.	39	1,024
Terumo Corp.	216	7,050
THK Co. Ltd.	36	705

Tokio Marine Holdings, Inc.	144	3,591
Tokyo Electron Ltd.	22	3,928
Toray Industries, Inc.	767	3,973
Tosoh Corp.	28	356
TOTO Ltd.	9	236
Toyota Motor Corp.	308	5,635
Yamato Holdings Co. Ltd.	7	124
Yokogawa Electric Corp.	4	78

Total Japan		243,987

Luxembourg – 0.42%
ArcelorMittal	195	5,547
Eurofins Scientific SE(2)	0	32

Total Luxembourg		5,579

Netherlands – 6.13%
Adyen NV(1)(2)(3)	0	503
Aegon Ltd.	14	82
Akzo Nobel NV	25	2,066
Argenx SE(1)	1	289
ASM International NV	17	9,020
ASML Holding NV	30	22,438
ASR Nederland NV	6	278
EXOR NV	3	346
Heineken NV	30	3,022
IMCD NV	5	787
ING Groep NV	841	12,609
JDE Peet’s NV	17	451
Koninklijke Ahold Delhaize NV	14	405
Koninklijke KPN NV	29	99
Koninklijke Philips NV	461	10,784
NN Group NV	14	547
NXP Semiconductors NV	15	3,522
Prosus NV(1)	20	593
QIAGEN NV(1)	7	306
Randstad NV	147	9,206
Stellantis NV	19	453
Wolters Kluwer NV	31	4,414

Total Netherlands		82,220

New Zealand – 0.04%
Meridian Energy Ltd.	66	231

Xero Ltd.(1)	4	282

Total New Zealand		513

Norway – 0.89%
Aker BP ASA	9	262
DNB Bank ASA	199	4,232
Equinor ASA	157	4,971
Norsk Hydro ASA	23	152
Storebrand ASA	226	2,003
Telenor ASA	31	350

Total Norway		11,970

Singapore – 0.75%
CapitaLand Ascendas REIT	35	81
DBS Group Holdings Ltd.	126	3,179
Oversea-Chinese Banking Corp. Ltd.	78	766
Sea Ltd.—ADR(1)	7	272
Singapore Airlines Ltd.	54	267
Singapore Exchange Ltd.	44	324
Singapore Telecommunications Ltd.	41	77
United Overseas Bank Ltd.	156	3,372
Wilmar International Ltd.	655	1,768

Total Singapore		10,106

South Korea – 0.81%
NAVER Corp.	7	1,139
POSCO Holdings, Inc.	1	432
Samsung Electronics Co. Ltd.	120	7,311
Shinhan Financial Group Co. Ltd.	65	2,009

Total South Korea		10,891

Spain – 2.23%
Acciona SA	8	1,185
ACS Actividades Co.	3	131
Aena SME SA(3)	1	272
Amadeus IT Group SA	77	5,559
Banco Bilbao Vizcaya Argentaria SA	44	400
Banco Santander SA	131	549
CaixaBank SA	1,309	5,391
EDP Renovaveis SA	32	664
Ferrovial SE	6	207
Grifols SA(1)	96	1,645
Iberdrola SA	44	578

Industria de Diseno Textil SA	293	12,784
Repsol SA	21	312
Telefonica SA	50	195

Total Spain		29,872

Sweden – 1.75%
Alleima AB	1	6
Assa Abloy AB—Class B	15	435
Atlas Copco AB—Class A	44	761
Atlas Copco AB—Class B	490	7,279
Autoliv, Inc.	17	1,912
Boliden AB	4	136
Elekta AB—Class B	134	1,098
EQT AB	12	345
Essity AB—Class B	10	244
Evolution AB(3)	1	172
Fastighets AB Balder—Class B(1)	54	383
H & M Hennes & Mauritz AB—Class B	16	274
Hexagon AB—Class B	87	1,046
Industrivarden AB—Class C	4	124
Indutrade AB	31	815
Investment AB Latour—Class B	13	335
Investor AB—Class B	20	453
Sagax AB—Class B	13	365
Sandvik AB	72	1,566
Securitas AB—Class B	6	54
Skandinaviska Enskilda Banken AB—Class A	45	620
Svenska Handelsbanken AB—Class A	193	2,103
Telefonaktiebolaget LM Ericsson—Class B	418	2,634
Volvo AB—Class B	13	346

Total Sweden		23,506

Switzerland – 9.02%
ABB Ltd.	106	4,719
Accelleron Industries AG	1	31
Adecco Group AG	6	305
Alcon, Inc.	27	2,077
Barry Callebaut AG	1	1,141
Cie Financiere Richemont SA	4	601
Clariant AG(1)	19	278

DSM-Firmenich AG	5	500
EMS-Chemie Holding AG(2)	0	114
Geberit AG	2	1,312
Givaudan SA(2)	0	406
Glencore Plc	96	579
Holcim AG(1)	3	203
Julius Baer Group Ltd.	128	7,180
Kuehne & Nagel International AG	23	8,076
Lonza Group AG	12	5,262
Nestle SA	183	21,208
Novartis AG	157	15,896
Partners Group Holding AG(2)	0	669
Roche Holding AG	1	420
Roche Holding AG	85	24,600
Sandoz Group AG(1)	28	913
SGS SA	97	8,394
Sika AG	2	706
Sonova Holding AG	1	390
Straumann Holding AG	2	292
Swisscom AG(2)	0	98
UBS Group AG	324	10,060
VAT Group AG(2)(3)	0	120
Zurich Insurance Group AG	8	4,382

Total Switzerland		120,932

Taiwan – 2.34%
Hon Hai Precision Industry Co. Ltd.	2,227	7,577
Largan Precision Co. Ltd.	9	841
Taiwan Semiconductor Manufacturing Co. Ltd.	539	10,333
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR	121	12,623

Total Taiwan		31,374

United Kingdom – 11.16%
3i Group Plc	4	127
Amcor Plc	29	281
Anglo American Plc	48	1,189
Ashtead Group Plc	38	2,639
AstraZeneca Plc	16	2,100
AstraZeneca Plc—ADR	87	5,843
Aviva Plc	608	3,362
BAE Systems Plc	29	414
Barclays Plc	1,684	3,297

Barratt Developments Plc	63	451
Berkeley Group Holdings Plc	11	657
BP Plc	152	899
Bridgepoint Group Plc(3)	250	885
British American Tobacco Plc	45	1,310
BT Group Plc—Class A	230	362
Bunzl Plc	51	2,089
CNH Industrial NV	23	281
Compass Group Plc	540	14,764
Diageo Plc	276	10,017
Dowlais Group Plc	443	603
Great Portland Estates Plc	200	1,069
GSK Plc	39	725
GSK Plc—ADR	52	1,926
Haleon Plc	35	142
HSBC Holdings Plc	1,051	8,502
Intertek Group Plc	11	619
J Sainsbury Plc	2,444	9,422
Johnson Matthey Plc	29	623
Kingfisher Plc	672	2,082
Land Securities Group Plc	16	144
Legal & General Group Plc	102	325
Lloyds Banking Group Plc	5,350	3,245
London Stock Exchange Group Plc	3	407
Melrose Industries Plc	331	2,393
Mondi Plc	36	697
National Grid Plc	230	3,092
NatWest Group Plc	1,115	3,106
Next Plc	22	2,293
Ocado Group Plc(1)	41	399
Persimmon Plc	85	1,497
Reckitt Benckiser Group Plc	96	6,595
RELX Plc	21	814
Rio Tinto Plc	10	712
Sage Group Plc	7	109
Schroders Plc	5	30
Segro Plc	64	724
Severn Trent Plc	4	133
Shell Plc	48	1,587

Shell Plc—ADR	42	2,734
Shell Plc	313	10,283
Smith & Nephew Plc	31	420
Smiths Group Plc	3	72
Spirax-Sarco Engineering Plc	5	633
SSE Plc	15	351
Standard Chartered Plc	655	5,561
Taylor Wimpey Plc	245	459
TechnipFMC Plc	49	995
Tesco Plc	1,856	6,875
Travis Perkins Plc	317	3,338
Unilever Plc	163	7,901
United Utilities Group Plc	11	147
Vodafone Group Plc—ADR	131	1,136
Vodafone Group Plc	2,185	1,908
Whitbread Plc	6	295
WPP Plc	159	1,519

Total United Kingdom		149,609

United States – 0.57%
Broadcom, Inc.	6	6,494
Samsonite International SA(1)(3)	329	1,086

Total United States		7,580

Total Common Stocks (Cost: $1,089,960)		1,295,377

PREFERRED STOCKS – 0.54%
Germany – 0.54%
Dr Ing hc F Porsche AG(3)	17	1,535
Henkel AG & Co. KGaA	3	277
Volkswagen AG	44	5,401

Total Germany		7,213

Total Preferred Stocks (Cost: $7,685)		7,213

SHORT-TERM INVESTMENTS – 2.29%
Money Market Funds – 2.26%
Goldman Sachs Financial Square Government Fund—Class I, 5.24%(4)	30,259	30,259

Total Money Market Funds (Cost: $30,259)		30,259

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.03%
ANZ, Hong Kong, 3.02% due 01/02/2024	AUD	189	129
ANZ, Hong Kong, 3.31% due 01/03/2024	NZD	8	5
Brown Brothers Harriman, 2.38% due 01/02/2024	DKK	14	2
HSBC, Hong Kong, 4.50% due 01/02/2024	HKD	168	22
HSBC, Singapore, 2.70% due 01/02/2024	SGD	15	11
Nordea Bank, Oslo, 3.44% due 01/02/2024	NOK	160	16
Royal Bank of Canada, London, 2.96% due 01/02/2024	EUR	127	141
Royal Bank of Canada, London, 4.41% due 01/02/2024	GBP	1	2
Royal Bank of Canada, Toronto, 4.04% due 01/02/2024	CAD	141	106
Skandinaviska Enskilda Banken AB, Stockholm, -1.49% due 01/02/2024	SEK	23	2
Sumitomo, Tokyo, -0.34% due 01/04/2024	JPY	2,322	16

Total Time Deposits (Cost: $452)			452

Total Short-Term Investments (Cost: $30,711)			30,711

TOTAL INVESTMENTS IN SECURITIES – 99.43%
(Cost: $1,128,356)			1,333,301

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.57%			7,595

TOTAL NET ASSETS – 100.00%			$1,340,896

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $34,716, which represents 2.59% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

COMMON STOCKS	Percentage of Net Assets
Communication Services	1.83%
Consumer Discretionary	12.43
Consumer Staples	8.60
Energy	2.93
Financials	15.71
Healthcare	15.71
Industrials	17.33
Information Technology	11.59
Materials	7.31
Real Estate	0.86
Utilities	2.30

Total Common Stocks	96.60

PREFERRED STOCKS
Consumer Discretionary	0.52
Consumer Staples	0.02

Total Preferred Stocks	0.54

SHORT-TERM INVESTMENTS	2.29

TOTAL INVESTMENTS	99.43
OTHER ASSETS IN EXCESS OF LIABILITIES	0.57

TOTAL NET ASSETS	100.00%

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. EXHIBITS.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.

There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bridge Builder Trust

By:	/s/ Colleen R. Dean
Colleen R. Dean
Title:	Principal Executive Officer

Date:	February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Colleen R. Dean
Colleen R. Dean
Title:	Principal Executive Officer

Date:	February 26, 2024

By:	/s/ Aaron J. Masek
Aaron J. Masek
Title:	Principal Financial Officer

Date:	February 26, 2024